UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

Michael J. Leary, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4490

Date of fiscal year end: August 31
Date of reporting period: May 31, 2010

Item 1. Schedule of Investments

John Hancock

MUTUAL FUNDS

John Hancock Floating Rate Income Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2010

Floating Rate Income Fund
As of May 31, 2010 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Corporate Bonds 13.25%				$208,269,145
(Cost $206,499,556)

Consumer Discretionary 0.77%				12,068,962

Hotels, Restaurants & Leisure - 0.11%
Harrah's Operating Company, Inc.	11.250%	06/01/17	$1,500,000	1,571,237
Station Casinos, Inc. (H)	7.750	08/15/16	1,596,000	103,740

Media - 0.58%
Cablevision Systems Corp.	8.000	04/15/20	1,500,000	1,477,500
Cablevision Systems Corp.	7.750	04/15/18	2,500,000	2,443,750
CCO Holdings LLC / CCO Holdings Capital Corp. (S)	8.125	04/30/20	2,300,000	2,277,000
CCO Holdings LLC / CCO Holdings Capital Corp. (S)	7.875	04/30/18	2,970,000	2,914,313

Multiline Retail - 0.05%
Neiman Marcus Group, Inc., PIK	9.000	10/15/15	859,935	839,512

Specialty Retail - 0.03%
Blockbuster, Inc. (S)	11.750	10/01/14	749,000	441,910

Consumer Staples 0.04%				591,600

Tobacco - 0.04%
Alliance One International, Inc. (S)	10.000	07/15/16	580,000	591,600

Energy 1.60%				25,124,550

Energy Equipment & Services - 0.30%
Hercules Offshore, Inc. (S)	10.500	10/15/17	5,000,000	4,650,000
Oil, Gas & Consumable Fuels - 1.30%
Chesapeake Energy Corp.	9.500	02/15/15	6,000,000	6,495,000
Murray Energy Corp. (S)	10.250	10/15/15	6,080,000	6,049,600
OPTI Canada, Inc. (S)	9.000	12/15/12	2,990,000	3,004,950
SandRidge Energy, Inc. (S)	9.875	05/15/16	5,000,000	4,925,000

Financials 4.25%				66,801,406

Consumer Finance - 1.68%
Ford Motor Credit Company LLC	12.000	05/15/15	5,400,000	6,290,892
Ford Motor Credit Company LLC	7.500	08/01/12	5,000,000	5,087,555
SLM Corp.	8.000	03/25/20	17,000,000	15,121,466

Diversified Financial Services - 1.98%
Ally Financial, Inc. (S)	8.300	02/12/15	8,000,000	8,030,000
Ally Financial, Inc.	6.625	05/15/12	3,000,000	2,955,000
Citigroup, Inc.	8.500	05/22/19	4,750,000	5,565,513
Citigroup, Inc.	6.375	08/12/14	7,500,000	7,924,980
LBI Escrow Corp. (S)	8.000	11/01/17	6,500,000	6,613,750

Insurance - 0.59%
American International Group, Inc.	5.050	10/01/15	10,650,000	9,212,250

Health Care 0.11%				1,660,000

Health Care Equipment & Supplies - 0.11%
Universal Hospital Services, Inc. (P)	4.134	06/01/15	2,000,000	1,660,000

1

Floating Rate Income Fund
As of May 31, 2010 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Industrials 2.65%				$41,752,625

Airlines - 0.72%
Continental Airlines, Inc. ,
Series 1999-1, Class A	6.545%	02/02/19	$318,115	324,477
Continental Airlines, Inc., Series 01A2	6.503	06/15/11	1,030,000	1,030,000
Continental Airlines, Inc., Series 974A	6.900	01/02/18	1,146,810	1,135,342
Continental Airlines, Inc., Series B	9.250	05/10/17	2,500,000	2,600,000
United Air Lines, Inc.	10.400	11/01/16	1,939,303	2,104,143
United Air Lines, Inc.	9.750	01/15/17	3,830,000	4,117,250

Building Products - 0.13%
Nortek, Inc.	11.000	12/01/13	1,931,111	2,008,355

Electrical Equipment - 0.69%
NXP BV (P)	3.053	10/15/13	12,655,000	10,914,938

Road & Rail - 1.11%
Kansas City Southern de Mexico SA de CV	9.375	05/01/12	1,022,000	1,042,440
RailAmerica, Inc.	9.250	07/01/17	15,842,000	16,475,680

Information Technology 0.35%				5,471,700

Software - 0.35%
Aspect Software, Inc. (S)	10.625	05/15/17	5,520,000	5,471,700

Materials 1.89%				29,660,702

Chemicals - 1.11%
Georgia Gulf Corp. (S)	9.000	01/15/17	5,000,000	5,075,000
Ineos Finance PLC (S)	9.000	05/15/15	4,250,000	4,228,750
Lyondell Chemical Company	11.000	05/01/18	7,730,049	8,193,852

Paper & Forest Products - 0.78%
Appleton Papers, Inc. (S)	10.500	06/15/15	5,660,000	5,150,600
NewPage Corp.	11.375	12/31/14	7,500,000	7,012,500

Telecommunication Services 0.73%				11,527,500

Wireless Telecommunication Services - 0.73%
iPCS, Inc. (P)	2.469	05/01/13	7,000,000	6,440,000
Sprint Capital Corp.	7.625	01/30/11	5,000,000	5,087,500

Utilities 0.86%				13,610,100

Independent Power Producers & Energy Traders -
0.86%
Calpine Construction Finance Company LP (S)	8.000	06/01/16	5,578,070	5,633,850
Calpine Corp. (S)	7.250	10/15/17	8,508,000	7,976,250

Term Loans (M) 82.96%				$1,304,430,444
(Cost $1,276,432,822)

Consumer Discretionary 32.38%				509,200,332

Auto Components - 1.66%
Allison Transmission, Inc.	3.065	08/07/14	17,537,939	15,901,983
Dana Holding Corp.	4.597	01/30/15	10,570,074	10,160,484

Automobiles - 3.51%
Adesa, Inc.	3.110	10/18/13	4,713,542	4,473,939
Dae Aviation Holdings, Inc.	4.090	07/31/14	17,513,983	16,404,770

2

Floating Rate Income Fund
As of May 31, 2010 (Unaudited)

		Maturity
	Rate	date	Par value	Value
Ford Motor Company	3.326%	12/16/13	$36,829,571	$34,290,945

Diversified Consumer Services - 1.55%
Cengage Learning, Inc.	2.790	07/03/14	28,282,601	24,422,026

Hotels, Restaurants & Leisure - 7.21%
CCM Merger, Inc.	8.500	07/13/12	18,935,622	18,552,971
Cedar Fair LP	4.354	08/30/14	4,925,910	4,884,350
Cedar Fair LP	2.354	08/30/12	2,918,888	2,879,970
Golden Nugget, Inc.	3.362	06/30/14	3,716,758	2,934,381
Harrah's Operating Company, Inc.	9.500	10/31/16	13,472,500	13,481,850
Harrah's Operating Company, Inc.	3.316	01/28/15	31,119,753	25,962,775
Las Vegas Sands LLC	2.050	05/23/14	15,029,397	13,343,955
QUIZNO's Corp.	5.063	05/05/13	15,813,735	13,514,149
SugarHouse Gaming	11.250	09/23/14	7,750,000	7,633,750
Venetian Casino Resort LLC	2.050	05/23/14	2,353,520	2,089,590
VML US Finance LLC	4.800	05/25/12	2,320,675	2,235,307
VML US Finance LLC	4.800	05/27/13	6,006,635	5,785,675

Leisure Equipment & Products - 0.30%
Amscan Holdings, Inc.	2.534	05/25/13	5,011,487	4,767,177

Media - 13.43%
Advantage Sales & Marketing LLC	5.000	05/05/16	3,000,000	2,973,750
AMC Entertainment, Inc.	2.095	01/28/13	2,034,722	1,932,986
Carmike Cinemas, Inc.	5.500	01/27/16	11,761,203	11,672,994
Charter Communications Operating LLC	7.250	03/06/14	3,487,566	3,487,022
Charter Communications Operating LLC	3.550	09/06/16	33,472,387	31,159,210
Charter Communications Operating LLC	2.300	03/06/14	11,507,490	10,638,030
Cinemark USA, Inc.	3.587	04/29/16	2,972,091	2,935,558
Citadel Broadcasting Corp.	2.110	06/12/13	515,789	500,315
Citadel Broadcasting Corp.	2.110	06/12/14	18,016,369	17,475,878
CMP Susquehanna Corp.	2.375	05/05/13	1,395,894	1,176,739
CSC Holdings, Inc.	2.260	03/29/13	1,105,079	1,076,950
Dex Media West, Inc.	7.500	10/24/14	17,062,480	15,663,357
Insight Midwest Holdings LLC	2.035	04/07/14	2,250,000	2,124,644
Lodgenet Entertainment Corp.	2.300	04/04/14	7,200,830	6,684,768
Newsday LLC	10.500	08/01/13	12,500,000	13,125,000
Nielsen Finance LLC	2.300	08/09/13	15,134,739	14,116,927
Regal Cinemas	3.790	10/28/13	4,298,015	4,291,047
Sinclair Television Group, Inc.	6.750	10/29/15	12,318,182	12,321,877
SuperMedia, Inc.	11.000	12/31/15	18,858,809	15,942,426
Tribune Company (T)	-	06/04/10	2,462,857	1,468,479
Tribune Company (T)	-	05/17/14	10,000,000	6,118,750
Univision Communications, Inc.	2.540	09/29/14	33,875,000	29,053,097
UPC Broadband Holding BV	3.930	12/30/16	1,934,417	1,868,324
UPC Broadband Holding BV	2.180	12/31/14	3,565,583	3,418,503

Multiline Retail - 2.98%
Dollar General Corp.	3.095	07/07/14	5,268,478	5,061,006
Michaels Stores, Inc.	4.943	07/31/16	9,413,514	8,944,307
Michaels Stores, Inc.	2.693	10/31/13	12,885,938	11,721,603
Neiman Marcus Group, Inc.	2.254	04/05/13	20,525,229	18,720,713
Savers, Inc.	5.750	03/11/16	2,500,000	2,475,000

Specialty Retail - 1.50%
Bass Pro Group LLC	5.056	04/09/15	6,250,000	6,214,688
General Nutrition Centers, Inc.	2.567	09/16/13	11,498,960	10,952,760

3

Floating Rate Income Fund
As of May 31, 2010 (Unaudited)

		Maturity
	Rate	date	Par value	Value
Petco Animal Supplies, Inc.	2.564%	10/25/13	$3,893,672	$3,739,144
Sally Holdings LLC	2.600	11/15/13	2,791,651	2,678,488

Textiles, Apparel & Luxury Goods - 0.24%
Hanesbrands, Inc.	5.250	12/10/15	1,842,499	1,841,465
Iconix Brand Group, Inc.	2.541	01/02/12	1,953,313	1,904,480

Consumer Staples 1.21%				18,967,225

Food Products - 1.21%
Bolthouse Farms, Inc.	9.500	08/11/16	11,500,000	11,449,688
Bolthouse Farms, Inc.	5.500	02/11/16	1,000,000	995,313
Dole Food Company, Inc.	7.954	08/30/10	579,492	578,763
Dole Food Company, Inc.	5.016	03/02/17	5,950,941	5,943,461

Energy 2.80%				44,092,802

Energy Equipment & Services - 0.46%
Hercules Offshore, Inc.	6.000	07/11/13	7,710,547	7,238,276

Oil, Gas & Consumable Fuels - 2.34%
Ashmore Energy, Inc.	3.290	03/30/14	14,389,739	13,352,484
Ashmore Energy, Inc.	3.000	03/30/12	1,718,283	1,594,424
Enterprise GP Holdings LP	2.546	11/08/14	1,979,798	1,920,404
Semgroup Corp.	0.604	11/30/12	5,543,563	5,469,651
Venoco, Inc.	4.416	05/08/14	15,362,501	14,517,563

Financials 2.93%				46,072,195

Diversified Financial Services - 0.90%
CIT Group, Inc.	13.000	01/20/12	5,250,000	5,395,688
CIT Group, Inc.	13.000	01/20/12	2,450,000	2,517,988
International Lease Finance Corp.	6.750	03/17/15	6,409,615	6,258,989

Insurance - 0.69%
Asurion Corp.	3.331	07/03/14	7,470,006	7,157,865
First American Corp.	4.750	04/09/16	3,750,000	3,745,313

Real Estate Management & Development - 1.34%
Realogy Corp.	3.375	10/10/13	4,500,000	3,793,500
Realogy Corp.	3.292	10/10/13	20,406,705	17,202,852

Health Care 13.47%				211,730,599

Health Care Equipment & Supplies - 2.19%
Bausch & Lomb, Inc.	3.540	04/24/15	4,595,601	4,360,899
Bausch & Lomb, Inc.	3.540	04/24/15	19,951,388	19,053,576
Biomet, Inc.	3.287	03/25/15	11,275,132	10,960,838

Health Care Providers & Services - 9.89%
Alliance Healthcare Services, Inc.	5.500	06/01/16	4,987,500	4,945,939
Cardinal Health, Inc.	2.595	04/10/14	7,455,240	6,835,523
Community Health Systems, Inc.	2.788	07/25/14	37,283,542	34,855,451
Community Health Systems, Inc.	2.788	07/25/14	4,906,410	4,586,880
CRC Health Corp.	2.540	02/06/13	3,002,687	2,777,486
CRC Health Corp.	2.540	02/06/13	13,249,649	12,255,925
DaVita, Inc.	1.835	10/05/12	4,158,044	4,056,405
Hanger Orthopedic Group, Inc.	2.360	05/28/13	4,904,343	4,751,082
HCA, Inc.	2.540	11/18/13	28,457,967	26,892,779
Health Management Associates, Inc.	2.040	02/28/14	16,421,213	15,401,735
Iasis Healthcare LLC	2.354	03/14/14	8,242,828	7,768,865
Iasis Healthcare LLC	2.354	03/14/14	2,852,561	2,688,538

4

Floating Rate Income Fund
As of May 31, 2010 (Unaudited)

		Maturity
	Rate	date	Par value	Value
Iasis Healthcare LLC	2.251%	03/14/14	$773,899	$729,399
Manor Care	2.854	12/22/14	8,814,443	8,417,794
Royal Pharma Finance Trust	2.540	04/16/13	7,140,474	7,013,731
Vanguard Health Holding Company I LLC	5.000	01/29/16	11,650,000	11,492,725

Pharmaceuticals - 1.39%
Warner Chilcott PLC	5.750	04/30/15	6,218,453	6,205,500
Warner Chilcott PLC	5.750	04/30/15	3,755,525	3,748,953
Warner Chilcott PLC	5.750	04/30/15	3,734,401	3,726,622
Warner Chilcott PLC	5.500	10/30/14	8,217,966	8,203,954

Industrials 10.51%				165,321,162

Aerospace & Defense - 1.94%
Delos Aircraft, Inc.	7.000	03/17/16	13,700,385	13,330,474
Hawker Beechcraft Corp., Inc.	2.334	03/26/14	20,001,418	16,434,505
TransDigm, Inc.	2.278	06/23/13	840,000	812,934
Airlines - 1.85%
Delta Air Lines, Inc.	8.750	09/27/13	9,207,158	9,195,649
Delta Air Lines, Inc.	2.300	04/30/12	9,240,395	8,824,577
United Airlines, Inc.	2.357	02/03/14	12,675,170	11,154,150

Commercial Services & Supplies - 3.83%
Affinion Group, Inc.	5.000	10/10/16	8,500,000	8,128,125
ARAMARK Corp.	3.540	07/26/16	8,056,777	7,797,454
Brand Energy Services	2.563	02/07/14	7,641,805	7,116,431
Language Line LLC	5.500	11/04/15	7,980,000	7,893,553
Quebecor World Capital Corp.	2.303	01/17/13	1,165,022	1,173,760
RMK Acquisition Corp.	2.167	01/27/14	301,861	287,806
RMK Acquisition Corp.	2.165	01/27/14	6,860,806	6,541,353
US Investigations Services, Inc.	3.271	02/21/15	23,933,219	21,240,732

Construction & Engineering - 0.18%
CSC Holdings LLC	2.087	03/29/16	2,878,819	2,826,280

Industrial Conglomerates - 1.33%
Reynolds Group Holdings, Inc.	6.250	05/05/16	8,975,000	8,948,075
Reynolds Group Holdings, Inc.	5.750	05/05/16	12,000,000	11,910,000

Professional Services - 0.91%
Fenwal, Inc.	2.787	02/28/14	13,821,216	12,162,670
Fenwal, Inc.	2.787	02/28/14	2,368,461	2,084,246

Road & Rail - 0.47%
Hertz Corp.	2.081	12/21/12	7,830,329	7,458,388

Information Technology 6.13%				96,400,249

Semiconductors & Semiconductor Equipment -
2.19%
Freescale Semiconductor, Inc.	4.528	12/01/16	20,661,498	18,189,495
Sensata Technologies	2.078	04/26/13	17,411,752	16,301,753

Software - 3.94%
Aspect Software, Inc.	6.250	04/19/16	8,000,000	7,840,000
Compagnie Generale De Geophysique - Veritas	3.534	01/12/14	1,080,887	1,068,727
Dealer Computer Services, Inc.	5.250	04/21/17	9,697,802	9,614,964
First Data Corp.	3.032	09/24/14	35,122,628	29,537,147
Sungard Data Systems, Inc.	3.991	02/26/16	14,262,768	13,848,163

5

Floating Rate Income Fund
As of May 31, 2010 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Materials 4.89%				$76,839,265

Chemicals - 0.38%
Lyondell Chemical Company (T)	-	12/22/14	$4,596	4,205
Nalco Company	6.500%	05/13/16	5,955,000	5,950,039

Containers & Packaging - 2.78%
Berry Plastics Corp.	2.257	04/03/15	23,783,090	21,299,089
BWAY Holding Company (T)	-	03/28/17	2,000,000	1,989,166
Graham Packaging Company	6.750	04/05/14	9,559,406	9,563,889
Graphic Packaging International Corp.	3.043	05/16/14	3,168,936	3,045,572
Graphic Packaging International Corp.	2.300	05/16/14	8,339,490	7,873,004

Metals & Mining - 0.79%
Noranda Aluminium Acquisition Corp.	2.538	05/18/14	3,950,609	3,756,369
Novelis, Inc.	2.409	07/06/14	9,148,713	8,595,975

Paper & Forest Products - 0.94%
Georgia Pacific Corp.	3.528	12/23/14	5,255,381	5,220,070
Georgia Pacific Corp.	2.510	12/20/12	2,833,577	2,763,061
Georgia-Pacific Corp.	2.820	12/21/12	6,951,829	6,778,826

Telecommunication Services 3.93%				61,762,930

Diversified Telecommunication Services - 3.86%
Level 3 Financing, Inc.	11.500	03/13/14	4,000,000	4,285,000
Level 3 Financing, Inc.	2.548	03/13/14	9,500,000	8,539,826
Panamsat Corp.	2.792	01/03/14	28,874,617	27,507,087
Qwest Corp.	6.950	06/30/10	8,500,000	8,461,045
Telesat Canada	3.360	10/31/14	1,180,914	1,134,600
Telesat Canada	3.360	10/31/14	11,233,504	10,792,937

Wireless Telecommunication Services - 0.07%
MetroPCS Wireless, Inc.	2.585	11/04/13	1,088,705	1,042,435

Utilities 4.71%				74,043,685

Electric Utilities - 3.14%
Texas Competitive Electric Holdings Company LLC	3.970	10/10/14	18,742,890	14,398,551
Texas Competitive Electric Holdings Company LLC	3.797	10/10/14	45,742,177	34,935,588

Independent Power Producers & Energy Traders -
1.57%
Calpine Corp.	3.165	03/29/14	13,031,028	12,220,668
NRG Energy, Inc.	2.040	02/01/13	6,488,911	6,224,930
NRG Energy, Inc.	2.021	02/01/13	6,529,584	6,263,948

			Shares	Value

Common Stocks 1.70%				$26,747,809
(Cost $23,703,413)

Consumer Discretionary 0.09%				1,407,813

Hotels, Restaurants & Leisure - 0.05%
Tropicana Entertainment LLC (I)			72,338	723,380

Media - 0.04%
SuperMedia, Inc. (L)			22,716	684,433

6

Floating Rate Income Fund
As of May 31, 2010 (Unaudited)

		Shares	Value
Energy 0.09%			$1,412,580

Oil, Gas & Consumable Fuels - 0.09%
Express Energy Services LLC (I)		117,715	1,412,580

Industrials 0.01%			115,000

Building Products - 0.01%
Nortek, Inc. (I)		2,500	115,000

Materials 1.51%			23,812,416

Chemicals - 1.51%
Georgia Gulf Corp. (I)		74,111	1,289,531
LyondellBasell Industries, Class A (I)(L)		662,581	11,774,064
Lyondellbasell Industries, Class B (I)		607,278	10,748,821

Preferred Stocks 0.47%			$7,417,603
(Cost $7,460,535)

Financials 0.47%			7,417,603

Diversified Financial Services - 0.47%
Citigroup Capital XII
(8.500% to 03/30/2015, then 3 month LIBOR + 5.870%)		298,375	7,417,603

		Par value	Value
Short-Term Investments 3.31%			$52,033,933
(Cost $52,033,745)

Repurchase Agreement 2.63%			41,400,000
Goldman Sachs Tri-Party Repurchase Agreement dated 05/28/2010 at 0.180% to be repurchased at $41,400,828 on 06/1/2010,
collateralized by $42,035,000 Federal Home Loan Mortgage Corp.,
1.250% due 05/03/2012 (valued at 42,245,175, including interest)		$41,400	41,400,000

		Shares	Value
Securities Lending Collateral 0.68%			$10,633,933
John Hancock Collateral Investment Trust (W)	0.2693% (Y)	1,062,639	10,633,933

Total investments (Cost $1,566,130,071)† 101.69%			$1,598,898,934

Other assets and liabilities, net (1.69%)			($26,507,570)

Total net assets 100.00%		$1,572,391,364

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

PIK Paid in Kind

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of May 31, 2010.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

7

Floating Rate Income Fund
As of May 31, 2010 (Unaudited)

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of May 31, 2010.

† At May 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $1,569,905,484. Net unrealized appreciation aggregated $28,993,450, of which $54,672,056 related to appreciated investment securities and $25,678,606 related to depreciated investment securities.

8

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2010, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs
Corporate Bonds
Consumer Discretionary	$12,068,962	—	$12,068,962	—
Consumer Staples	591,600	—	591,600	—
Energy	25,124,550	—	25,124,550	—
Financials	66,801,406	—	66,801,406	—
Health Care	1,660,000	—	1,660,000	—
Industrials	41,752,625	—	41,752,625	—
Information Technology	5,471,700	—	5,471,700	—
Materials	29,660,702	—	29,660,702	—
Telecommunication Services	11,527,500	—	11,527,500	—
Utilities	13,610,100	—	13,610,100	—
Term Loans
Consumer Discretionary	509,200,332	—	509,200,332	—
Consumer Staples	18,967,225	—	18,967,225	—
Energy	44,092,802	—	44,092,802	—
Financials	46,072,195	—	46,072,195	—
Health Care	211,730,599	—	211,730,599	—
Industrials	165,321,162	—	165,321,162	—
Information Technology	96,400,249	—	96,400,249	—
Materials	76,839,265	—	76,839,265	—
Telecommunication Services	61,762,930	—	61,762,930	—
Utilities	74,043,685	—	74,043,685	—
Common Stocks
Consumer Discretionary	1,407,813	$684,433	—	$723,380
Energy	1,412,580	—	1,412,580	—
Industrials	115,000	—	115,000	—
Materials	23,812,416	23,812,416	—	—
Preferred Stocks
Financials	7,417,603	—	7,417,603	—
Short-Term Investments	52,033,933	10,633,933	41,400,000	—
Total investments in securities	$1,598,898,934	$35,130,782	$1,563,044,772	$723,380

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

9

	Common Stock	Preferred Stock	Total
Balance as of 8/31/09	-	$1,968,862	$1,968,862
Accrued discounts/premiums	-	-	-
Realized gain (loss)	-	-	-
Change in unrealized
appreciation (depreciation)	($476,625)	(820,799)	(1,297,424)
Net purchases (sales)	1,200,005	(1,148,063)	51,942

Transfers in and/or out of Level 3	-	-	-
Balance as of 5/31/10	$723,380	$0	$723,380

During the nine month period ended May 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securties exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT has a floating rate net asset value (NAV) and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

Term loans. Floating rate loans are generally subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. Fees associated with loan amendments are accrued daily. At May 31, 2010, the Fund had no unfunded loan commitments outstanding.

10

Loan participations and assignments. A Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled interest or principal payments on a term loan due to a default, bankruptcy or other reasons would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Securities lending. A Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities.

11

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.

12

328Q3 5/10
7/10

John Hancock MUTUAL FUNDS

John Hancock Natural Resources Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2010

Natural Resources Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Common Stocks 95.40%		$735,626,603
(Cost $737,173,798)

Energy 66.52%		512,924,994

Oil, Gas & Consumable Fuels 66.52%
BG Group PLC	1,748,692	26,953,764
BP PLC, SADR	475,927	18,975,209
Cameco Corp.	168,300	4,135,628
Cameco Corp., Toronto Stock Exchange	539,122	13,176,142
Canadian Natural Resources, Ltd.	824,466	29,307,528
Chesapeake Energy Corp.	737,300	16,471,282
Chevron Corp.	346,700	25,610,729
ConocoPhillips	536,028	27,798,412
Consol Energy, Inc.	571,986	20,866,049
Denbury Resources, Inc. (I)(L)	422,000	6,941,900
Devon Energy Corp.	242,100	15,458,085
EnCana Corp.	436,654	13,850,920
Eni SpA, SADR (L)	876,500	32,912,575
EOG Resources, Inc.	250,169	26,227,718
Exxon Mobil Corp.	603,105	36,463,728
Gazprom OAO, SADR	713,107	14,724,623
Hess Corp.	252,400	13,427,680
Marathon Oil Corp.	377,909	11,749,191
Noble Energy, Inc.	169,764	10,099,260
Peabody Energy Corp.	309,200	12,046,432
PetroChina Company, Ltd. (L)	103,400	11,094,820
Petroleo Brasileiro SA, ADR (L)	158,196	5,634,942
Reliance Industries, Ltd., GDR (L)(S)	226,982	10,166,524
Repsol YPF SA, SADR	576,400	11,827,728
Southwestern Energy Company (I)	424,700	15,972,967
Suncor Energy, Inc.	872,241	27,052,040
The Williams Companies, Inc.	451,000	8,907,250
Total SA, SADR (L)	223,862	10,438,685
Ultra Petroleum Corp. (I)(L)	311,800	14,349,036
Valero Energy Corp.	693,866	12,961,417
XTO Energy, Inc.	171,332	7,322,730

Materials 27.07%		208,731,942

Metals & Mining 27.07%
Alumina, Ltd.	10,755,853	15,234,675
Anglo American PLC (I)	551,251	21,310,074
Anglo Platinum, Ltd. (I)	251,916	25,273,764
AngloGold Ashanti, Ltd., SADR (L)	450,741	18,895,063
Barrick Gold Corp. (L)	395,056	16,623,956
BHP Billiton PLC	642,525	17,856,473
Freeport-McMoRan Copper & Gold, Inc.	111,000	7,775,550
Gold Fields, Ltd.	933,658	13,123,589
Newcrest Mining, Ltd.	269,446	7,296,697
Rio Tinto PLC	455,822	21,117,402
Rio Tinto PLC, SADR (L)	409,600	18,882,560
Vale SA, SADR (L)	754,604	17,393,622
Xstrata PLC	538,785	7,948,517

Utilities 1.81%		13,969,667

Gas Utilities 1.81%
EQT Corp.	356,460	13,969,667

1

Natural Resources Fund
As of May 31, 2010 (Unaudited)

		Shares	Value
Warrants 1.43%			$11,019,292
(Cost $12,708,504)

Materials 1.43%			11,019,292
NMDC, Ltd. (Expiration date: 03/25/2015; Strike Price: $0.00001) (I)		1,919,730	11,019,292

Short-Term Investments 24.93%			$192,278,448
(Cost $192,286,112)

		Par value	Value
Repurchase Agreement 5.83%			45,000,000
Bank of New York Tri-Party Repurchase Agreement dated 05/28/2010 at 0.200% to be repurchased at $45,001,000 on 06/01/2010, collateralized by $127,836,114 Federal
National Mortgage Association, 4.500% - 7.000% due 04/01/2030 – 12/01/2038
(valued at $45,900,001)		$45,000,000	45,000,000

		Shares	Value
Securities Lending Collateral 19.10%			147,278,448
John Hancock Collateral Investment Trust (W)	0.2693%(Y)	14,717,395	147,278,448

Total investments (Cost $942,168,414)† 121.76%			$938,924,343

Other assets and liabilities, net (21.76%)			($167,815,361)

Total net assets 100.00%			$771,108,982

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

GDR Global Depositary Receipt

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of May 31, 2010.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of May 31, 2010.

† At May 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $952,152,907. Net unrealized depreciation aggregated $13,228,564, of which $53,507,216 related to appreciated investment securities and $66,735,780 related to depreciated investment securities.

The portfolio had the following country concentration as a percentage of net assets on May 31, 2010:

United States	66%
United Kingdom	17%
Canada	14%
Short-Term Investments & Other	3%

2

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2010, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05-31-10	Price	Inputs	Inputs
Common Stocks
Energy	$512,924,994	$442,104,874	$51,844,911	$18,975,209
Materials	208,731,942	140,499,476	68,232,466	—
Utilities	13,969,667	13,969,667	—	—
Warrants
Materials	11,019,292	—	11,019,292	—
Short-Term Investments	192,278,448	147,278,448	45,000,000	—
Total Investments in Securities	$938,924,343	$743,852,465	$176,096,669	$18,975,209

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Energy
Balance as of 8-31-09	-
Accrued discount/premiums	-
Realized gain (loss)	(1,221,447)
Change in unrealized appreciation
(depreciation)	(3,197,224)
Net purchases (sales)	3,486,486
Net transfers in and/out of Level 3	19,907,394
Balance as of 5-31-10	$18,975,209

During the nine month period ended May 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at

3

amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT has a floating net asset value and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Natural Resources Fund.
5
354Q3 5/10
7/10

John Hancock
MUTUAL FUNDS

John Hancock Strategic Income Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2010

Strategic Income Opportunities Fund
As of May 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Corporate Bonds 47.72%				$307,245,053
(Cost $306,431,967)

Consumer Discretionary 12.91%				83,110,334

Auto Components 1.86%
Allison Transmission, Inc. (S)	11.000%	11/01/15	$2,900,000	3,030,500
Allison Transmission, Inc., PIK (S)	11.250	11/01/15	2,109,400	2,214,850
Exide Technologies, Series B	10.500	03/15/13	2,165,000	2,148,763
Lear Corp., Series B (H)	8.750	12/01/16	940,000	14,100
Tenneco, Inc.	8.625	11/15/14	3,690,000	3,653,100
The Goodyear Tire & Rubber Company	10.500	05/15/16	325,000	344,500
The Goodyear Tire & Rubber Company	8.625	12/01/11	530,000	544,575

Auto Manufacturers 0.14%
Volvo Treasury AB (S)	5.950	04/01/15	850,000	881,755

Automobiles 0.05%
TRW Automotive, Inc. (S)	8.875	12/01/17	340,000	343,400

Hotels, Restaurants & Leisure 3.96%
Choctaw Resort Development Enterprise (S)	7.250	11/15/19	226,000	154,810
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	1,295,000	14,569
Great Canadian Gaming Corp. (S)	7.250	02/15/15	1,570,000	1,511,125
Greektown Holdings LLC (H)(S)	10.750	12/01/13	4,029,000	256,849
HRP Myrtle Beach Operations LLC (H)(S)	10.070	04/01/12	1,685,000	0
Jacobs Entertainment, Inc.	9.750	06/15/14	2,425,000	2,267,375
Landry's Restaurants, Inc.	11.625	12/01/15	790,000	822,588
Little Traverse Bay Bands of Odawa Indians (H)(S)	10.250	02/15/14	1,415,000	468,719
Majestic Star Casino LLC (H)	9.500	10/15/10	1,360,000	878,900
Marquee Holdings, Inc.	12.000	08/15/14	1,380,000	1,124,700
Mashantucket Western Pequot Tribe, Series A (H)(S)	8.500	11/15/15	2,015,000	443,300
MGM Mirage, Inc. (S)	9.000	03/15/20	340,000	340,850
Mohegan Tribal Gaming Authority (S)	11.500	11/01/17	255,000	262,013
Mohegan Tribal Gaming Authority	8.000	04/01/12	3,355,000	2,935,625
Mohegan Tribal Gaming Authority	7.125	08/15/14	3,800,000	2,812,000
MTR Gaming Group, Inc.	12.625	07/15/14	2,345,000	2,345,000
MTR Gaming Group, Inc., Series B	9.000	06/01/12	2,995,000	2,336,100
Pokagon Gaming Authority (S)	10.375	06/15/14	954,000	987,390
Snoqualmie Entertainment Authority (S)	9.125	02/01/15	1,020,000	856,800
Turning Stone Resort Casino Enterprises (S)	9.125	09/15/14	2,465,000	2,452,675
Waterford Gaming LLC (S)	8.625	09/15/14	1,998,000	1,278,720
Yonkers Racing Corp. (S)	11.375	07/15/16	860,000	920,200

Household Durables 0.11%
Standard Pacific Corp.	8.375	05/15/18	385,000	368,638
Standard Pacific Corp.	6.250	04/01/14	340,000	317,900

Media 5.82%
AMC Entertainment, Inc.	8.750	06/01/19	765,000	772,650
AMC Entertainment, Inc.	8.000	03/01/14	2,755,000	2,727,450
Cablevision Systems Corp. (S)	8.625	09/15/17	1,630,000	1,638,150
Canadian Satellite Radio Holdings, Inc.	1.500	02/15/16	132,650	80,240
CCH II LLC / CCH II Capital Corp. (S)	13.500	11/30/16	4,818,017	5,474,472
Cinemark USA, Inc.	8.625	06/15/19	500,000	505,000
Clear Channel Communications, Inc.	10.750	08/01/16	3,980,000	2,945,200
Clear Channel Communications, Inc., PIK	11.000	08/01/16	1,935,493	1,359,684
Comcast Corp.	4.950	06/15/16	805,000	848,889
CSC Holdings, Inc. (S)	8.500	06/15/15	1,450,000	1,500,750

1

Strategic Income Opportunities Fund
As of May 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value
DirecTV Holdings LLC	5.875%	10/01/19	$780,000	$828,947
Nexstar Broadcasting, Inc.	7.000	01/15/14	230,000	204,988
Nexstar Broadcasting, Inc., PIK (S)	7.000	01/15/14	696,511	620,765
Radio One, Inc.	8.875	07/01/11	200,000	184,000
Radio One, Inc.	6.375	02/15/13	225,000	190,125
Regal Cinemas Corp.	8.625	07/15/19	295,000	299,425
Shaw Communications, Inc. (CAD) (D)	6.500	06/02/14	1,110,000	1,149,373
Shaw Communications, Inc. (CAD) (D)	5.700	03/02/17	610,000	602,334
Sirius XM Radio, Inc. (S)	8.750	04/01/15	4,100,000	3,977,000
SuperMedia, Inc. (H)	8.000	11/15/16	2,015,000	25,188
Vertis, Inc., Series A, PIK	18.500	10/01/12	2,703,667	2,453,578
Videotron Ltee (CAD) (D) (S)	7.125	01/15/20	1,475,000	1,450,339
XM Satellite Radio, Inc. (S)	13.000	08/01/13	4,615,000	5,053,425
XM Satellite Radio, Inc. (S)	11.250	06/15/13	2,385,000	2,551,950
Young Broadcasting, Inc. (H)	10.000	03/01/11	680,000	1,360

Multiline Retail 0.54%
Michaels Stores, Inc.	11.375	11/01/16	2,100,000	2,160,375
Michaels Stores, Inc.	10.000	11/01/14	400,000	410,500
Reynolds Group Issuer, Inc. (S)	8.500	05/15/18	970,000	921,500

Personal Products 0.06%
Revlon Consumer Products Corp. (S)	9.750	11/15/15	400,000	407,000

Specialty Retail 0.25%
Hillman Group, Inc. (S)	10.875	06/01/18	770,000	764,225
Sonic Automotive, Inc.	9.000	03/15/18	350,000	352,625
Toys R Us Property Company LLC (S)	8.500	12/01/17	495,000	511,088

Textiles, Apparel & Luxury Goods 0.12%
Burlington Coat Factory Warehouse Corp.	11.125	04/15/14	780,000	805,350

Consumer Staples 1.84%				11,882,767

Food Products 1.02%
Bumble Bee Foods LLC (S)	7.750	12/15/15	320,000	318,400
Corp. Pesquera Inca SAC (S)	9.000	02/10/17	825,000	820,875
Cosan SA Industria e Comercio (S)	8.250	02/28/49	2,000,000	1,910,000
Viterra, Inc. (CAD) (D)	8.500	07/07/14	3,460,000	3,549,480

Household Products 0.51%
Yankee Acquisition Corp.	9.750	02/15/17	730,000	735,475
Yankee Acquisition Corp.	8.500	02/15/15	2,555,000	2,561,388

Personal Products 0.07%
Diversey, Inc. (S)	8.250	11/15/19	440,000	451,000

Tobacco 0.24%
Lorillard Tobacco Company	6.875	05/01/20	1,525,000	1,536,149

Energy 4.01%				25,817,503

Energy Equipment & Services 0.60%
Gibson Energy ULC (S)	10.000	01/15/18	930,000	909,075
NGPL PipeCo LLC (S)	7.119	12/15/17	935,000	980,171
PHI, Inc.	7.125	04/15/13	1,000,000	987,500
Weatherford International, Ltd.	9.625	03/01/19	800,000	979,642

Oil, Gas & Consumable Fuels 3.41%
Atlas Pipeline Partners LP	8.125	12/15/15	200,000	189,000
Drummond Company, Inc.	7.375	02/15/16	3,830,000	3,648,075
Enterprise Products Operating LLC, Series G	5.600	10/15/14	980,000	1,060,558

2

Strategic Income Opportunities Fund
As of May 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Linn Energy LLC/Linn Energy Finance Corp (S)	8.625%	04/15/20	$775,000	$767,250
MarkWest Energy Partners LP, Series B	8.750	04/15/18	520,000	525,200
MarkWest Energy Partners LP, Series B	8.500	07/15/16	2,150,000	2,160,750
McMoRan Exploration Company	11.875	11/15/14	2,445,000	2,460,281
Niska Gas Storage US LLC (S)	8.875	03/15/18	1,350,000	1,356,750
Overseas Shipholding Group, Inc.	8.125	03/30/18	820,000	809,750
Pan American Energy LLC (S)	7.875	05/07/21	895,000	877,100
Petroleos de Venezuela SA	5.000	10/28/15	1,745,000	964,113
Petroleos Mexicanos (S)	6.000	03/05/20	850,000	860,625
RDS Ultra-Deepwater, Ltd. (S)	11.875	03/15/17	1,510,000	1,426,950
Regency Energy Partners LP (S)	9.375	06/01/16	2,510,000	2,610,400
Targa Resources Partners LP	8.250	07/01/16	760,000	741,000
Valero Energy Corp.	6.125	02/01/20	485,000	490,741
Valero Energy Corp.	4.500	02/01/15	485,000	493,284
Williams Partners LP	7.250	02/01/17	460,000	519,288

Financials 9.67%				62,271,422

Capital Markets 1.19%
Macquarie Group, Ltd. (S)	7.300	08/01/14	595,000	650,076
Morgan Stanley (BRL) (D) (S)	10.090	05/03/17	12,100,000	6,162,114
The Goldman Sachs Capital I	6.345	02/15/34	1,000,000	855,165

Commercial Banks 2.21%
Allfirst Preferred Capital Trust (P)	1.803	07/15/29	785,000	563,677
BOM Capital PLC (S)	6.699	03/11/15	860,000	819,150
City National Capital Trust I	9.625	02/01/40	1,735,000	1,767,075
Comerica Capital Trust II ,
(6.576% to 02/20/2032, then 1 month LIBOR + 1.115%)	6.576	02/20/37	1,210,000	1,004,300
Fifth Third Capital Trust IV ,
(6.50% to 04/15/2017 then 3 month LIBOR + 1.368%)	6.500	04/15/37	5,920,000	4,736,000
First Midwest Capital Trust I	6.950	12/01/33	1,155,000	918,225
First Tennessee Bank N.A., BKNT	5.050	01/15/15	508,000	493,388
Keycorp Capital VII	5.700	06/15/35	2,515,000	1,978,213
PNC Preferred Funding Trust III ,
(8.700% to 03/15/2013 then 3 month LIBOR + 5.226%) (S)	8.700	03/15/49	900,000	914,382
Santander Issuances SA (S),
(6.500% to 11/15/2014, then 3 month LIBOR + 3.920%)	6.500	08/11/19	1,000,000	1,043,929

Consumer Finance 0.36%
Ford Motor Credit Company LLC	8.700	10/01/14	1,100,000	1,131,340
Midwest Gaming Borrower LLC/Midwest Finance Corp. (S)	11.625	04/15/16	205,000	199,875
SLM Corp., MTN	8.450	06/15/18	1,050,000	954,897

Diversified Financial Services 3.37%
CCM Merger, Inc. (S)	8.000	08/01/13	4,420,000	4,088,500
First Maryland Capital I (P)	1.303	01/15/27	640,000	458,435
GE Capital Australia Funding Property, Ltd., Series MTN
(AUD) (D)	6.500	11/15/11	2,870,000	2,427,931
General Electric Capital Corp., Series GMTN (NZD) (D)	7.625	12/10/14	6,630,000	4,696,082
Kreditanstalt fuer Wiederaufbau, EMTN (IDR) (D)	7.000	10/22/12	47,700,000,000	5,130,135
Local TV Finance LLC, PIK (S)	9.250	06/15/15	264,600	211,680
Nationstar Mortgage/Nationstar Capital Corp. (S)	10.875	04/01/15	925,000	790,875
Odebrecht Finance, Ltd. (S)	7.500	10/18/17	970,000	994,250
Orascom Telecom Finance SCA (S)	7.875	02/08/14	755,000	679,500
Susquehanna Capital II	11.000	03/23/40	415,000	434,713
TAM Capital, Inc.	7.375	04/25/17	1,205,000	1,072,450
Volkswagen Financial Services AG, Series EMTN (EUR)(D)	5.375	01/25/12	565,000	729,034

3

Strategic Income Opportunities Fund

As of May 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Insurance 0.52%
Liberty Mutual Group, Inc. ,
(10.750% to 6/15/2038 then 3 month LIBOR + 7.120%) (S)	10.750%	- (Q)	$1,930,000	$2,065,100
Symetra Financial Corp. ,
(8.300% to 10/15/17 then 3 month LIBOR + 4.177%) (S)	8.300	- (Q)	905,000	778,300
Willis North America, Inc.	7.000	09/29/19	475,000	496,420

Investment Companies 0.87%
Hongkong Land Treasury SG, GMTN (SGD) (D)	3.860	12/29/17	2,500,000	1,807,610
Temasek Financial I, Ltd., GMTN (SGD) (D)	3.265	02/19/20	5,250,000	3,780,094

Real Estate 0.12%
ProLogis International Funding SA (EUR) (D)	7.625	10/23/14	710,000	802,979

Real Estate Investment Trusts 0.12%
Dupont Fabros Technology LP (S)	8.500	12/15/17	790,000	797,900

Real Estate Management & Development 0.91%
Realogy Corp.	10.500	04/15/14	2,395,000	2,035,750
Realogy Corp., PIK	11.000	04/15/14	3,815,688	3,205,178
Sable International Finance, Ltd. (S)	7.750	02/15/17	585,000	596,700

Health Care 1.35%				8,670,711

Health Care Providers & Services 1.06%
BioScrip, Inc. (S)	10.250	10/01/15	700,000	682,500
Community Health Systems, Inc.	8.875	07/15/15	2,240,000	2,293,200
Hanger Orthopedic Group, Inc.	10.250	06/01/14	1,880,000	1,974,000
HCA, Inc.	9.125	11/15/14	460,000	484,150
Sun Healthcare Group, Inc.	9.125	04/15/15	1,325,000	1,381,313

Pharmaceuticals 0.29%
Catalent Pharma Solutions, Inc., PIK	9.500	04/15/15	1,908,018	1,855,548

Industrials 5.65%				36,377,360

Aerospace & Defense 0.73%
Bombardier, Inc. (S)	7.750	03/15/20	730,000	739,125
Colt Defense LLC (S)	8.750	11/15/17	425,000	340,000
Hawker Beechcraft Acquisition Company LLC	8.500	04/01/15	2,025,000	1,695,938
Kratos Defense & Security Solutions, Inc. (S)	10.000	06/01/17	1,010,000	999,900
PharmaNet Development Group, Inc. (S)	10.875	04/15/17	940,000	921,200

Airlines 2.06%
Delta Air Lines, Inc. (S)	12.250	03/15/15	910,000	944,125
Delta Air Lines, Inc. (S)	9.500	09/15/14	2,190,000	2,244,750
Delta Air Lines, Inc., Series 071A	6.821	08/10/22	1,373,597	1,339,257
Global Aviation Holdings, Ltd. (S)	14.000	08/15/13	3,015,000	3,045,150
United Air Lines, Inc.	12.750	07/15/12	740,000	786,250
United Air Lines, Inc. (S)	12.000	11/01/13	1,970,000	2,014,325
United Air Lines, Inc.	10.400	11/01/16	765,001	830,026
United Air Lines, Inc. (S)	9.875	08/01/13	385,000	393,663
United Air Lines, Inc.	9.750	01/15/17	1,565,000	1,682,375

Building Materials 0.12%
Rearden G Holdings EINS GmbH (S)	7.875	03/30/20	490,000	477,750
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	330,000	324,225

Commercial Services & Supplies 0.29%
ARAMARK Services, Inc.	8.500	02/01/15	1,855,000	1,850,363

4

Strategic Income Opportunities Fund
As of May 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Diversified Financial Services 0.63%
Daimler Finance North America LLC, Series EMTN (EUR)(D)	4.375%	03/21/13	3,145,000	$4,038,069

Electrical Equipment 0.19%
Baldor Electric Company	8.625	02/15/17	520,000	529,100
Coleman Cable, Inc. (S)	9.000	02/15/18	700,000	684,250

Industrial Conglomerates 0.36%
Grupo Kuo SAB de CV (S)	9.750	10/17/17	1,175,000	1,233,750
Hutchison Whampoa International, Ltd. (S)	4.625	09/11/15	850,000	870,269
Smiths Group PLC (S)	7.200	05/15/19	190,000	220,558

Machinery 0.37%
American Railcar Industries, Inc.	7.500	03/01/14	440,000	416,900
Mueller Water Products, Inc.	7.375	06/01/17	2,220,000	1,964,700

Marine 0.17%
Navios Maritime Holdings, Inc.	9.500	12/15/14	1,125,000	1,094,063

Road & Rail 0.73%
Avis Budget Car Rental LLC (S)	9.625	03/15/18	825,000	825,000
Kansas City Southern de Mexico SA de CV (S)	8.000	02/01/18	945,000	943,819
RailAmerica, Inc.	9.250	07/01/17	1,094,000	1,137,760
Western Express, Inc. (S)	12.500	04/15/15	1,905,000	1,790,700

Information Technology 0.88%				5,666,976

Electronic Equipment, Instruments & Components 0.12%
Freescale Semiconductor, Inc. (S)	9.250	04/15/18	745,000	739,413

Internet & Catalog Retail 0.14%
GXS Worldwide, Inc. (S)	9.750	06/15/15	990,000	928,125

IT Services 0.09%
Equinix, Inc.	8.125	03/01/18	555,000	563,325

Software 0.53%
Oracle Corp.	5.750	04/15/18	1,840,000	2,076,738
Vangent, Inc.	9.625	02/15/15	1,450,000	1,359,375

Materials 5.69%				36,616,672

Chemicals 0.93%
American Pacific Corp.	9.000	02/01/15	1,645,000	1,610,044
Berry Plastics Corp.	8.875	09/15/14	955,000	916,800
Berry Plastics Corp.	8.250	11/15/15	1,680,000	1,650,600
Lumena Resources Corp. (S)	12.000	10/27/14	1,935,000	1,702,800
Nova Chemicals Corp.	6.500	01/15/12	125,000	125,000

Containers & Packaging 1.88%
Ball Corp.	6.750	09/15/20	580,000	564,050
Ball Corp.	6.625	03/15/18	195,000	190,613
Cascades, Inc. (S)	7.875	01/15/20	545,000	539,550
Graham Packaging Company LP	9.875	10/15/14	375,000	377,813
Graham Packaging Company LP (S)	8.250	01/01/17	850,000	826,625
Graphic Packaging International, Inc.	9.500	08/15/13	3,005,000	3,057,588
Graphic Packaging International, Inc.	9.500	06/15/17	1,505,000	1,565,200
Owens-Brockway Glass Container, Inc.	8.250	05/15/13	1,450,000	1,468,125
Sealed Air Corp. (S)	7.875	06/15/17	1,065,000	1,125,937
Smurfit-Stone Container Enterprises, Inc. (H)	8.375	07/01/12	1,185,000	992,438
Smurfit-Stone Container Enterprises, Inc. (H)	8.000	03/15/17	935,000	797,088
U.S. Corrugated, Inc.	10.000	06/12/13	715,000	607,750

5

Strategic Income Opportunities Fund
As of May 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Metals & Mining 1.86%
CII Carbon LLC (S)	11.125%	11/15/15	$5,410,000	$5,301,800
CSN Islands XI Corp (S)	6.875	09/21/19	510,000	518,288
Essar Steel Algoma, Inc. (S)	9.375	03/15/15	1,145,000	1,173,625
Gerdau Holdings, Inc. (S)	7.000	01/20/20	790,000	799,875
OI European Group BV (EUR) (D) (S)	6.875	03/31/17	410,000	481,332
Rio Tinto Finance USA, Ltd.	9.000	05/01/19	1,150,000	1,453,426
Rio Tinto Finance USA, Ltd.	7.125	07/15/28	1,465,000	1,636,408
Teck Resources, Ltd.	10.750	05/15/19	505,000	608,525

Paper & Forest Products 1.02%
Abitibi-Consolidated Company of Canada (H)(S)	13.750	04/01/11	1,371,389	1,439,959
Clearwater Paper Corp. (S)	10.625	06/15/16	195,000	214,013
NewPage Corp.	11.375	12/31/14	3,375,000	3,155,625
NewPage Corp.	10.000	05/01/12	400,000	232,500
PE Paper Escrow GmbH (S)	12.000	08/01/14	210,000	229,950
Pope & Talbot, Inc. (H)	8.375	06/01/13	1,500,000	150
Verso Paper Holdings LLC (S)	11.500	07/01/14	510,000	544,425
Verso Paper Holdings LLC	9.125	08/01/14	750,000	708,750

Telecommunication Services 4.96%				31,944,102

Communications Equipment 0.11%
SingTel Group Treasury Pte, Ltd. (SGD) (D)	3.488	04/08/20	1,000,000	722,412

Diversified Telecommunication Services 2.09%
AT&T, Inc.	6.700	11/15/13	1,240,000	1,418,081
Axtel SAB de CV (S)	9.000	09/22/19	570,000	484,500
Axtel SAB de CV (S)	7.625	02/01/17	2,275,000	1,911,000
Cincinnati Bell, Inc.	8.750	03/15/18	1,305,000	1,207,125
Frontier Communications Corp.	7.125	03/15/19	710,000	653,200
Intelsat Bermuda, Ltd.	11.250	02/04/17	3,360,000	3,309,600
Level 3 Financing, Inc. (S)	10.000	02/01/18	280,000	246,400
New Communications Holdings, Inc. (S)	8.500	04/15/20	1,245,000	1,226,325
West Corp.	11.000	10/15/16	2,995,000	3,024,950

Wireless Telecommunication Services 2.76%
American Tower Corp.	7.000	10/15/17	1,310,000	1,444,275
Bakrie Telecom Pte, Ltd. (S)	11.500	05/07/15	2,000,000	1,800,000
CC Holdings GS V LLC (S)	7.750	05/01/17	870,000	922,200
Digicel Group, Ltd. (S)	8.250	09/01/17	1,945,000	1,906,100
Nextel Communications, Inc.	7.375	08/01/15	2,940,000	2,770,950
NII Capital Corp.	10.000	08/15/16	695,000	743,650
NII Capital Corp.	8.875	12/15/19	910,000	925,925
SBA Tower Trust (S)	5.101	04/15/17	1,495,000	1,575,359
Sprint Capital Corp.	8.750	03/15/32	2,360,000	2,247,900
Sprint Capital Corp.	8.375	03/15/12	3,305,000	3,404,150

Utilities 0.76%				4,887,206

Electric Utilities 0.69%
Appalachian Power Company	5.000	06/01/17	900,000	937,542
Texas Competitive Electric Holdings Company LLC	10.250	11/01/15	3,600,000	2,412,000
United Maritime Group LLC (S)	11.750	06/15/15	1,100,000	1,078,000

Independent Power Producers & Energy Traders 0.07%
Listrindo Capital BV (S)	9.250	01/29/15	455,000	459,664

6

Strategic Income Opportunities Fund
As of May 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Convertible Bonds 3.85%				$24,761,192
(Cost $21,517,104)

Consumer Discretionary 2.36%				15,221,440
Automobiles 1.52%
Ford Motor Company	4.250%	11/15/16	$5,595,000	7,860,975
TRW Automotive, Inc. (S)	3.500	12/01/15	1,605,000	1,956,094

Household Durables 0.05%
Beazer Homes USA, Inc.	4.625	06/15/24	310,000	311,163

Media 0.79%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	5,080,000	5,093,208

Energy 0.12%				759,938
Oil, Gas & Consumable Fuels 0.12%
Chesapeake Energy Corp.	2.250	12/15/38	1,050,000	759,938

Financials 0.40%				2,550,782
Capital Markets 0.16%
Janus Capital Group, Inc.	3.250	07/15/14	955,000	1,032,594

Real Estate Investment Trusts 0.23%
Corporate Office Properties LP (S)	4.250	04/15/30	925,000	891,469
ProLogis	3.250	03/15/15	600,000	561,750

Thrifts & Mortgage Finance 0.01%
The PMI Group, Inc.	4.500	04/15/20	75,000	64,969

Industrials 0.67%				4,313,657
Airlines 0.37%
Continental Airlines, Inc.	4.500	01/15/15	910,000	1,126,125
UAL Corp.	4.500	06/30/21	1,265,000	1,242,863

Containers & Packaging 0.14%
Owens-brockway Glass Container, Inc. (S)	3.000	06/01/15	950,000	916,750

Trading Companies & Distributors 0.16%
United Rentals, Inc.	4.000	11/15/15	815,000	1,027,919

Telecommunication Services 0.30%				1,915,375
Wireless Telecommunication Services 0.30%
NII Holdings, Inc.	2.750	08/15/25	1,925,000	1,915,375

Municipal Bonds 1.24%				$7,992,894
(Cost $7,554,931)

California 0.85%				5,493,290
California State Public Works Board, Series G2	8.361	10/01/34	1,965,000	2,114,576
County of Siskiyou	6.100	06/01/37	780,000	730,915
State of California	7.300	10/01/39	1,690,000	1,754,744
State of California	6.200	10/01/19	845,000	893,055

District of Columbia 0.24%				1,555,372
Metropolitan Washington Airports Authority	8.000	10/01/47	1,505,000	1,555,372

New York 0.15%				944,232
City of New York	5.206	10/01/31	990,000	944,232

7

Strategic Income Opportunities Fund
As of May 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Foreign Government
Obligations 18.15%				$116,887,242
(Cost $118,591,665)

Australia 1.89%				12,159,244
New South Wales Treasury Corp., Series 12 (AUD) (D)	6.000%	05/01/12	7,071,000	6,085,012
New South Wales Treasury Corp., Series 14 (AUD) (D)	5.500	08/01/14	7,150,000	6,074,232

Brazil 1.45%				9,313,324
Federative Republic of Brazil (BRL) (D)	10.250	01/10/28	17,275,000	9,313,324

Canada 5.54%				35,696,972
Canada Housing Trust (CAD) (D) (S)	4.600	09/15/11	5,545,000	5,496,371
Government of Canada (CAD) (D)	4.000	06/01/16	5,480,000	5,539,669
Government of Canada (CAD) (D)	2.500	06/01/15	11,710,000	11,047,338
Ontario School Boards Financing Corp., Series 01A2
(CAD)(D)	6.250	10/19/16	3,815,000	4,088,847
Province of Ontario (CAD) (D)	4.750	06/02/13	4,610,000	4,655,576
Province of Ontario, Series GMTN (NZD) (D)	6.250	06/16/15	3,520,000	2,434,781
Province of Quebec (CAD) (D)	5.250	10/01/13	2,370,000	2,434,390

Colombia 0.02%				124,300
Republic of Colombia	10.000	01/23/12	110,000	124,300

France 0.67%				4,279,137
Government of France (EUR) (D)	4.250	04/25/19	3,114,000	4,279,137

Germany 1.36%				8,744,830
Federal Republic of Germany, Series 02 (EUR) (D)	5.000	07/04/12	2,240,000	3,009,059
Federal Republic of Germany, Series 08 (EUR) (D)	3.750	01/04/19	2,568,000	3,466,782
Federal Republic of Germany, Series 152 (EUR) (D)	3.500	04/12/13	1,710,000	2,268,989

Indonesia 0.22%				1,412,775
Republic of Indonesia (S)	5.875	03/13/20	1,365,000	1,412,775

Korea 2.04%				13,136,770
Korea Development Bank	4.375	08/10/15	485,000	482,949
Korea Development Bank (SGD) (D)	2.440	05/25/12	2,500,000	1,798,402
Republic of Korea, Series 1212 (KRW) (D)	4.250	12/10/12	6,600,000,000	5,575,728
Republic of Korea, Series 1409 (KRW) (D)	5.000	09/10/14	3,100,000,000	2,657,802
Republic of Korea, Series 1809 (KRW) (D)	5.750	09/10/18	2,980,000,000	2,621,889

Mexico 0.33%				2,133,020
Government of Mexico	8.125	12/30/19	360,000	441,720
Government of Mexico	5.875	02/17/14	550,000	599,500
Government of Mexico	5.625	01/15/17	520,000	557,700
Government of Mexico, Series A, MTN	6.375	01/16/13	490,000	534,100

New Zealand 0.20%				1,310,098
Government of New Zealand, Series 1217 (NZD) (D)	6.000	12/15/17	1,860,000	1,310,098

Norway 1.51%				9,746,989
Government of Norway (NOK) (D)	5.000	05/15/15	34,377,000	5,968,825
Government of Norway (NOK) (D)	4.500	05/22/19	22,073,000	3,778,164

Philippines 0.98%				6,322,570
Republic of the Philippines (PHP) (D)	7.000	01/27/16	290,000,000	6,322,570

8

Strategic Income Opportunities Fund
As of May 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Sweden 1.65%				$10,604,025
Kingdom of Sweden (SEK) (D)	3.750%	08/12/17	37,875,000	5,276,428
Kingdom of Sweden, Series 1047 (SEK) (D)	5.000	12/01/20	34,615,000	5,327,597

Turkey 0.22%				1,424,238
Republic of Turkey	6.750	05/30/40	1,435,000	1,424,238

Ukraine 0.07%				478,950
Government of Ukraine (S)	6.580	11/21/16	515,000	478,950

Supranational Obligations 3.51%				$22,617,543
(Cost $22,392,935)

Supranational Obligations 3.51%				22,617,543
Council of Europe Development Bank (AUD) (D)	5.250	05/27/13	2,760,000	2,315,551
European Investment Bank, Series EMTN (NZD) (D)	7.000	01/18/12	2,550,000	1,798,582
European Investment Bank, Series MTN (AUD) (D)	5.375	05/20/14	3,965,000	3,304,502
Inter-American Development Bank, Series INTL (NZD) (D)	7.250	05/24/12	9,930,000	7,075,058
Inter-American Development Bank, Series MPLE (CAD) (D)	4.250	12/02/12	495,000	492,851
International Bank for Reconstruction & Development
(NZD)(D)	5.375	12/15/14	7,930,000	5,388,262
International Finance Corp., Series MTN (AUD) (D)	7.500	02/28/13	2,515,000	2,242,737

Term Loans (M) 3.17%				$20,425,476
(Cost $19,641,395)

Consumer Discretionary 1.50%				9,644,325

Hotels, Restaurants & Leisure 0.27%
Greektown Holdings LLC	14.500	09/30/10	1,560,806	1,576,414
Greektown Holdings LLC (U)	-	09/30/10	162,917	164,546

Media 0.95%
Citadel Broadcasting Corp.	2.110	06/12/14	3,902,500	3,785,425
Dex Media West, Inc.	7.500	10/24/14	701,550	644,023
SuperMedia, Inc.	11.000	12/31/15	1,999,625	1,690,397

Multiline Retail 0.28%
Michaels Stores, Inc.	2.693	10/31/13	1,960,681	1,783,520

Financials 0.44%				2,848,965

Diversified Financial Services 0.38%
CIT Group, Inc.	9.500	01/18/12	2,415,000	2,465,715

Real Estate Management & Development 0.06%
Realogy Corp.	13.500	10/15/17	365,000	383,250

Health Care 0.07%				472,350

Health Care Equipment & Supplies 0.07%
Bausch & Lomb, Inc. (EUR) (D)	3.734	04/24/15	400,775	472,350

Industrials 0.79%				5,106,435

Airlines 0.70%
Delta Airlines, Inc.	3.548	04/30/14	3,436,377	3,054,080
US Airways Group, Inc.	2.813	03/21/14	1,920,000	1,486,201

Commercial Services & Supplies 0.09%
Quebecor World Capital Corp.	9.000	07/23/12	561,940	566,154

9

Strategic Income Opportunities Fund
As of May 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Materials 0.37%				$2,353,401

Paper & Forest Products 0.37%
AbitibiBowater, Inc. (H)	11.000%	03/30/11	$2,460,000	2,353,401

Collateralized Mortgage
Obligations 5.62%				$36,200,590
(Cost $34,921,475)

Collateralized Mortgage Obligations 5.62%				36,200,590
American Home Mortgage Assets ,
Series 2006-6, Class XP IO	2.581	12/25/46	15,902,378	679,159
American Tower Trust ,
Series 2007-1A, Class C (S)	5.615	04/15/37	430,000	452,018
Bear Stearns Mortgage Funding Trust ,
Series 2006-AR1, Class 2A1 (P)	0.563	08/25/36	771,674	406,070
Countrywide Alternative Loan Trust ,
Series 2006-OA12, Class X IO	2.945	09/20/46	9,625,275	372,189
Downey Savings & Loan Association Mortgage Loan Trust ,
Series 2005-AR2, Class X2 IO	2.290	03/19/45	32,212,370	1,098,503
Federal National Mortgage Association ,
Series 398, Class C3 IO	4.500	05/25/39	4,625,437	1,055,703
Federal National Mortgage Association ,
Series 402, Class 3 IO	4.000	11/25/39	3,032,502	706,456
Federal National Mortgage Association ,
Series 402, Class 4 IO	4.000	10/25/39	5,400,541	1,251,724
Federal National Mortgage Association ,
Series 402, Class 7 IO	4.500	11/25/39	7,991,447	1,811,558
First Horizon Alternative Mortgage Securities ,
Series 2006-RE1, Class A1	5.500	05/25/35	1,413,134	1,142,557
Global Tower Partners Acquisition Partners LLC ,
Series 2007-1A, Class G (S)	7.874	05/15/37	565,000	602,448
Greenpoint Mortgage Funding Trust ,
Series 2005-AR4, Class 4A2 (P)	0.703	10/25/45	1,669,359	413,632
Greenpoint Mortgage Funding Trust ,
Series 2006-AR1, Class A2A (P)	0.713	02/25/36	1,002,216	295,383
Greenwich Capital Commercial Funding Corp. ,
Series 2006-GG7, Class A4 (P)	6.085	07/10/38	3,310,000	3,357,675
GSR Mortgage Loan Trust ,
Series 2005-AR6, Class 3A1 (P)	2.848	09/25/35	2,892,047	2,723,565
Harborview Corp. Net Interest Margin Notes ,
Series 2007-3A, Class N1 (I)(S)	6.654	05/19/37	12,135	0
Harborview Mortgage Loan Trust ,
Series 2005-8, Class 1X IO	2.440	09/19/35	10,155,072	396,682
Harborview Mortgage Loan Trust ,
Series 2006-SB1, Class A1A (P)	1.271	12/19/36	1,821,668	791,238
Harborview Mortgage Loan Trust ,
Series 2007-3, Class ES IO	0.350	05/19/47	21,909,834	116,122
Harborview Mortgage Loan Trust ,
Series 2007-4, Class ES IO	0.350	07/19/47	24,505,391	139,681
Harborview Mortgage Loan Trust ,
Series 2007-6, Class ES IO (S)	0.342	08/19/37	17,649,698	116,665
IndyMac Index Mortgage Loan Trust ,
Series 2005-AR18, Class 1X IO	2.384	10/25/36	27,091,756	931,956
IndyMac Index Mortgage Loan Trust ,
Series 2005-AR18, Class 2X IO	2.110	10/25/36	28,555,515	1,016,576

10

Strategic Income Opportunities Fund
As of May 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value
LB-UBS Commercial Mortgage Trust ,
Series 2007-C7, Class A3 (P)	5.866%	09/15/45	$2,785,000	$2,723,887
LB-UBS Commercial Mortgage Trust ,
Series 2007-C2, Class A3	5.430	02/15/40	2,895,000	2,784,298
Morgan Stanley Capital I ,
Series 2007-IQ13, Class A4	5.364	03/15/44	2,725,000	2,620,816
Morgan Stanley Mortgage Loan Trust ,
Series 2004-9, Class 1A (P)	6.076	11/25/34	1,915,836	1,900,306
Washington Mutual, Inc. ,
Series 2005-AR13, Class X IO	1.674	10/25/45	59,739,181	1,269,458
Washington Mutual, Inc. ,
Series 2005-AR13, Class B1 (P)	0.943	10/25/45	1,917,824	209,245
Washington Mutual, Inc. ,
Series 2005-AR6, Class B1 (P)	0.943	04/25/45	3,124,692	405,598
Wells Fargo Mortgage Backed Securities Trust ,
Series 2005-AR5, Class 1A1 (P)	5.090	04/25/35	3,176,443	3,033,595
Wells Fargo Mortgage Backed Securities Trust ,
Series 2006-AR12, Class 1A1 (P)	5.878	09/25/36	1,746,638	1,375,827

Asset Backed Securities 1.03%				$6,597,887
(Cost $6,105,766)

Asset Backed Securities 1.03%				6,597,887
DB Master Finance LLC ,
Series 2006-1, Class-A2 (S)	5.779	06/20/31	1,050,000	1,035,920
DB Master Finance LLC ,
Series 2006-1, Class-M1 (S)	8.285	06/20/31	1,000,000	925,280
Dominos Pizza Master Issuer LLC ,
Series 2007-1, Class M1 (S)	7.629	04/25/37	2,875,000	2,479,716
Dominos Pizza Master Issuer LLC ,
Series 2007-1, Class A2 (S)	5.261	04/25/37	2,155,000	2,009,478
Lehman XS Trust ,
Series 2005-5N, Class 3A2 (P)	0.703	11/25/35	441,384	147,493
			Shares	Value

Preferred Stocks 3.13%				$20,144,519
(Cost $19,945,719)

Consumer Discretionary 0.14%				910,932

Auto Components 0.14%
Lear Corp., zero, Series A			13,596	910,932

Financials 2.99%				19,233,587

Capital Markets 0.19%
The Goldman Sachs Group, Inc., 6.200%, Series B			52,000	1,226,680

Commercial Banks 0.50%
Wells Fargo & Company, 7.500%, Series L			3,435	3,228,900

Diversified Financial Services 2.02%
Bank of America Corp., 7.250%, Series L			4,062	3,757,391
Citigroup Capital XII (8.500% to 03/30/2015, then 3 month LIBOR + 5.870%)			257,710	6,406,671
Citigroup, Inc., 7.500%			23,480	2,809,147

Insurance 0.28%
Hartford Financial Services Group, Inc., 7.250%			75,800	1,804,798

11

Strategic Income Opportunities Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Common Stocks 3.15%		$20,250,436
(Cost $19,054,184)

Consumer Discretionary 1.55%		9,994,005

Auto Components 0.60%
Lear Corp. (I)	56,890	3,849,746

Media 0.95%
Charter Communications, Inc., Class A (I)	84,100	3,027,600
Dex One Corp. (I)	5,821	119,214
Sirius XM Radio, Inc. (I)	2,586,901	2,664,508
SuperMedia, Inc. (I)	11,050	332,937
Vertis Holdings, Inc. (I)	325	0

Energy 0.17%		1,103,348

Oil, Gas & Consumable Fuels 0.17%
OGX Petroleo e Gas Participacoes SA (I)	123,965	1,103,348

Financials 1.19%		7,632,015

Capital Markets 0.35%
Apollo Investment Corp.	78,707	820,914
Ares Capital Corp.	105,779	1,432,248

Commercial Banks 0.40%
Ameris Bancorp	44,885	505,854
First Michigan Bank (I)	372,222	2,043,731

Real Estate Investment Trusts 0.44%
Homburg Invest, Inc., Class A (I)	294,126	2,829,268

Materials 0.22%		1,410,043

Chemicals 0.17%
LyondellBasell Industries, Class A (I)	32,502	577,561
LyondellBasell Industries, Class B (I)	29,788	527,248

Containers & Packaging 0.05%
Pactiv Corp. (I)	10,680	305,234

Telecommunication Services 0.02%		111,025

Diversified Telecommunication Services 0.02%
Chunghwa Telecom Company, Ltd., ADR	5,825	111,025

	Number of
	contracts	Value

Options Purchased 0.78%		$5,049,218
(Cost $5,472,906)

Call Options 0.17%		1,102,471
Over the Counter Purchase Call on the AUD vs.
USD (Expiration Date: 04/26/2011; Strike
Price: $0.98) (I)	25,700,000	171,175
Over the Counter Purchase Call on the AUD vs.
USD (Expiration Date: 05/17/2011; Strike
Price: $0.94) (I)	27,500,000	331,549
Over the Counter Purchase Call on the CAD vs.
USD (Expiration Date: 08/02/2010; Strike
Price: $1.00) (I)	32,300,000	209,950

12

Strategic Income Opportunities Fund
As of May 31, 2010 (Unaudited)

		Number of
		contracts		Value
Over the Counter Purchase Call on the CAD vs.
USD (Expiration Date: 09/22/2010; Strike
Price: $0.97) (I)			22,600,000	$140,120
Over the Counter Purchase Call on the NZD vs.
USD (Expiration Date: 02/22/2011; Strike Price
$0.75) (I)			27,500,000	249,677

Put Options 0.61%				3,946,747
Over the Counter Purchase Put on the EUR vs.
USD (Expiration Date 11/04/2010; Strike Price
$1.25) (I)			27,100,000	1,552,434
Over the Counter Purchase Put on the EUR vs.
USD (Expiration Date: 05/19/2011; Strike Price
$1.10) (I)			27,500,000	831,622
Over the Counter Purchase Put on the EUR vs.
USD (Expiration Date: 11/11/2010; Strike
Price: $1.18) (I)			27,400,000	842,071
Over the Counter Purchase Put on the JPY vs.
USD (Expiration Date: 09/14/2010; Strike
Price: $97.00) (I)			64,500,000	438,600
Over the Counter Purchase Put on the USD vs.
CAD (Expiration Date: 11/16/2010; Strike
Price: $0.97) (I)			27,400,000	279,480
Over the Counter Purchase Put on the USD vs.
MXN (Expiration Date: 06/11/2010; Strike
Price: $12.10) (I)			19,100,000	2,540

		Maturity	Par value
	Yield*	date		Value

Short-Term Investments 6.36%				$40,946,000
(Cost $40,946,000)

U.S. Government Agency 6.17%				39,700,000
Federal Home Loan Bank
Discount Note	0.060%	06/01/10	$39,700,000	39,700,000

Repurchase Agreement 0.19%				1,246,000
Repurchase Agreement with State Street Corp. dated 5-28-10 at 0.010% to be repurchased at $1,246,001 on 6-1-10, collateralized by $1,275,000 Federal Home
Loan Mortgage Corp., zero coupon due 11-17-2010 (valued at $1,273,406).
			1,246,000	1,246,000

Total investments (Cost $622,576,047)† 97.71%				$629,118,050

Other assets and liabilities, net 2.29%				$14,745,636

Total net assets 100.00%				$643,863,686

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

13

Strategic Income Opportunities Fund
As of May 31, 2010 (Unaudited)

Currency abbreviations
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
EUR – Euro
IDR – Indonesian Rupiah
KRW – South Korean Won
NOK – Norwegian Krone
NZD – New Zealand Dollar
PHP – Phillipine Peso
SEK – Swedish Krona
SGD – Singapore Dollar

ADR American Depositary Receipts

BKNT Bank Note

EMTN European Medium Term Note

GMTN Global Medium Term Note

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool

MTN Medium-Term Note

LIBOR London Interbank Offered Rate

PIK Paid In Kind

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Defaulted Security. Currently, the issuer is in default with respect to interest payments.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. They are not redeemable but pay a steady stream of interest forever.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $147,107,582 or 22.8% of the net assets of the Fund as of May 31, 2010.

(T) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

(U) All or a portion of this position represents unfunded loan commitment.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At May 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $623,412,096. Net unrealized appreciation aggregated $5,705,954, of which $37,732,360 related to appreciated investment securities and $32,026,406 related to depreciated investment securities.

14

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2010, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs
Corporate Bonds	$ 307,245,053	—	$ 297,852,260	$9,392,793
Convertible Bonds	24,761,192	—	19,667,984	5,093,208
Municipal Bonds	7,992,894	—	7,992,894	—
Foreign Government
Obligations	116,887,242	—	116,887,242	—
Supranational Obligations	22,617,543	—	22,617,543	—
Term Loans	20,425,476	—	20,425,476	—
Collateralized Mortgage
Obligations	36,200,590	—	33,739,254	2,461,336
Asset Backed Securities	6,597,887	—	6,597,887	—
Preferred Stocks	20,144,519	$ 13,737,848	6,406,671	—
Common Stocks	20,250,436	18,206,705	—	2,043,731
Purchased Options	5,049,218	—	5,046,678	2,540
Short-Term Investments	40,946,000	—	40,946,000	—
Total investments in securities	$ 629,118,050	$ 31,944,553	$ 578,179,889	$ 18,993,608
Other Financial Instruments	$ 2,160,401	—	$ 2,160,401	—
Totals	$ 631,278,451	$ 31,944,553	$ 580,340,290	$ 18,993,608

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

				Collateralized	Asset				Other
	Corporate	Convertible	Term	Mortgage	Backed	Common	Purchased		Financial
	Bonds	Bonds	Loans	Obligations	Securities	Stocks	Options	Total	Instruments
Balance as of
8/31/09	$4,890,092	$1,956,150	$273,915	$8,760,225	$914,500	-	$203,591	$16,998,473	($340,874)
Accrued
discounts/premiums	22,981	111,749	-	10	-	-	-	134,740	-

Realized gain (loss)	378,431	-	-	1,963,636	-	-	(927,742)	1,414,325	743,622
Change in
unrealized
appreciation
(depreciation)	107,542	937,140	5,591	(519,825)	-	($189,601)	509,333	850,180	(402,748)
Net purchases
(sales)	3,993,579	2,088,169	(279,506)	(3,886,756)	-	2,233,332	217,358	4,366,176	-
Transfers in and/or
out of Level 3	168	-	-	(3,855,954)	(914,500)	-	-	(4,770,286)	-
Balance as of
5/31/10	$9,392,793	$5,093,208	-	$2,461,336	-	$2,043,731	$2,540	$18,993,608	-

15

During the nine month period ended May 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

Term loans. Floating rate loans are generally subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. Fees associated with loan amendments are accrued daily. At May 31, 2010, the Fund had $162,917 in unfunded loan commitments outstanding.

Loan participations and assignments. A Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled interest or principal payments on a term loan due to a default, bankruptcy or other reasons would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

16

Stripped securities. Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal because the counterparty or issuer has defaulted on its obligation.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not occur thereby reducing the fund’s total return, and the potential for losses in excess of the fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the nine month period ended May 31, 2010, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates and to enhance potential gain/income. The following table summarizes the contracts held at May 31, 2010. The range of forward foreign currency contracts notional amounts held by the Fund during the nine month period ended May 31, 2010 was $774.5 million to $1.8 billion.

	Principal Amount	Principal Amount		Unrealized
	Covered by	Covered by	Settlement	Appreciation
Currency	Contract	Contract (USD)	Date	(Depreciation)
Buys
Australian Dollar	24,640,850	$20,281,887	6/1/2010	$596,297
Australian Dollar	49,126,491	41,782,079	6/1/2010	(157,220)
Australian Dollar	10,400,000	9,648,077	6/30/2010	(864,413)
Australian Dollar	8,000,000	7,232,480	6/30/2010	(475,815)
Australian Dollar	8,000,000	7,416,400	6/30/2010	(659,735)
Australian Dollar	25,450,000	22,937,644	6/30/2010	(1,443,006)
Canadian Dollar	6,850,000	6,805,594	6/30/2010	(296,835)
Canadian Dollar	40,489,808	39,525,461	6/30/2010	(1,052,704)
Canadian Dollar	20,273,500	20,000,000	6/30/2010	(736,451)
Canadian Dollar	35,166,060	35,166,060	6/30/2010	(955,510)

17

Canadian Dollar	15,839,250	15,000,000	6/30/2010	50,197
Canadian Dollar	150,581,148	146,037,472	6/30/2010	(2,957,718)
Canadian Dollar	16,796,375	16,700,000	6/30/2010	(740,358)
Canadian Dollar	1,328,179	1,256,122	6/30/2010	5,892
Canadian Dollar	10,020,600	10,000,000	6/30/2010	(478,589)
Euro	16,700,000	20,358,132	6/1/2010	135,280
Euro	33,300,000	41,158,825	6/1/2010	(294,715)
Euro	57,200,000	72,215,092	6/30/2010	(2,002,333)
Euro	15,300,000	18,949,809	6/30/2010	(169,124)
Euro	15,700,000	19,976,600	6/30/2010	(704,916)
Japanese Yen	878,393,200	9,493,577	6/30/2010	173,048
Japanese Yen	876,899,400	9,458,010	6/30/2010	192,176
Japanese Yen	263,630,200	2,801,298	6/30/2010	99,924
Japanese Yen	1,851,151,825	19,670,086	6/30/2010	701,645
New Zealand Dollar	13,000,000	9,186,448	6/30/2010	(380,054)
New Zealand Dollar	38,783,760	26,158,718	6/30/2010	113,979
Norwegian Krone	55,400,000	8,639,376	6/30/2010	(109,207)
Pound Sterling	54,357,420	81,293,855	6/30/2010	(2,681,806)
Pound Sterling	20,000,000	29,692,413	6/30/2010	(768,285)
Pound Sterling	5,000,000	7,570,500	6/30/2010	(339,468)
Pound Sterling	574,500	824,867	6/30/2010	5,978
Pound Sterling	31,015,300	44,725,895	6/30/2010	128,631
Swedish Krona	76,430,000	9,783,730	6/30/2010	(46,590)
		$830,950,175		($16,111,805)

Sells
Australian Dollar	586,039	$494,031	6/1/2010	($2,520)
Australian Dollar	24,432,100	20,358,132	6/1/2010	(343,178)
Australian Dollar	48,749,202	41,158,825	6/1/2010	(146,358)

18

Australian Dollar	2,050,000	1,684,075	6/30/2010	(47,321)
Australian Dollar	8,000,000	7,173,120	6/30/2010	416,456
Australian Dollar	15,900,000	14,461,868	6/30/2010	1,032,998
Australian Dollar	53,055,740	43,973,049	6/30/2010	(836,929)
Canadian Dollar	33,543,710	33,332,986	6/30/2010	1,460,299
Canadian Dollar	52,778,927	51,010,591	6/30/2010	860,914
Canadian Dollar	76,694,344	74,596,447	6/30/2010	1,722,730
Canadian Dollar	106,181,669	100,390,287	6/30/2010	(501,805)
Canadian Dollar	48,868,258	46,889,823	6/30/2010	456,001
Canadian Dollar	10,045,420	9,633,080	6/30/2010	88,085
Euro	16,700,000	20,281,887	6/1/2010	(211,526)
Euro	33,300,000	41,782,079	6/1/2010	917,969
Euro	15,300,461	20,403,318	6/30/2010	1,622,066
Euro	38,800,000	49,648,973	6/30/2010	2,022,137
Euro	14,866,656	18,423,105	6/30/2010	174,348
Euro	49,400,000	61,415,764	6/30/2010	777,472
Euro	312,747	424,757	6/30/2010	40,862
Japanese Yen	2,823,212,125	30,770,369	6/30/2010	(298,784)
Japanese Yen	872,994,568	9,447,745	6/30/2010	(159,468)
Japanese Yen	173,867,932	1,846,614	6/30/2010	(66,784)
New Zealand Dollar	10,000,000	7,068,000	6/30/2010	293,851
New Zealand Dollar	13,383,760	9,648,077	6/30/2010	581,718
New Zealand Dollar	84,916,511	59,186,808	6/30/2010	1,663,097
Norwegian Krone	55,410,905	9,236,799	6/30/2010	704,951
Pound Sterling	11,600,000	17,274,372	6/30/2010	498,378
Pound Sterling	42,774,536	64,163,617	6/30/2010	2,302,809
Pound Sterling	15,000,000	22,963,500	6/30/2010	1,270,404
Pound Sterling	10,000,000	15,155,650	6/30/2010	693,586

19

Pound Sterling	31,589,800	46,273,489	6/30/2010	588,117

Swedish Krona	76,418,364	10,433,288	6/30/2010	697,631
		$961,004,525		$18,272,206

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or by means of an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange, movements in underlying security values, and for written options, potential losses in excess of the fund’s initial investment.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

During the nine month period ended May 31, 2010, the Fund used purchased and written options to manage against anticipated currency exchange rates and to enhance potential gain/income. The market vlaue range of purchased options contracts held by the Fund during the nine month period ended May 31, 2010 was $42,000 to $5.1 million. The following table summarizes the Fund’s written options activities during the nine month period ended May 31, 2010.

	Number of
	Contracts	Premiums

Outstanding, beginning of period	47,750,000	$743,622

Options written	59,200,000	514,755

Option closed	(10,450,000)	(274,835)

Options expired	(96,500,000)	(983,542)

Outstanding, end of period	-	-

20

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at May 31, 2010 by risk category:

Risk	Financial instruments location	Asset	Liability Derivatives
		Derivatives Fair	Fair Value
		Value
Foreign exchange
contracts	Foreign forward currency contracts	$23,089,926	($20,929,525)
Total		$23,089,926	($20,929,525)

For more information regarding the Fund’s use of derivatives, please refer to the Fund’s prospectuses, semi-annual and annual reports.

21

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund.
22
356Q3 5/10
7/10

John Hancock

MUTUAL FUNDS

John Hancock Lifecycle Portfolios

QUARTERLY PORTFOLIO HOLDINGS

5.31.2010

Lifecycle 2045 Portfolio
As of May 31, 2010 (Unaudited)

	Shares	Value

Affiliated Investment Companies

JOHN HANCOCK FUNDS (G) - 0.78%
Small Cap Intrinsic Value, Class
NAV (MFC Global U.S.) (A)	204,661	$2,320,858

JOHN HANCOCK FUNDS II (G) - 97.30%
Alpha Opportunities, Class NAV
(Wellington)	807,815	8,813,263
Blue Chip Growth, Class NAV (T.
Rowe Price)	800,377	13,774,483
Capital Appreciation, Class NAV
(Jennison)	1,354,277	13,082,311
Emerging Markets Value, Class
NAV (DFA)	1,870,426	19,003,530
Equity-Income, Class NAV (T.
Rowe Price)	232,709	2,920,492
Floating Rate Income, Class NAV
(WAMCO)	247,182	2,316,096
Fundamental Value, Class NAV
(Davis)	774,120	10,156,456
Global Bond, Class NAV (PIMCO)	67,534	792,854
Global High Yield, Class NAV
(Stone Harbor)	108,239	1,082,393
Global Real Estate, Class NAV
(Deutsche)	162,248	1,035,139
Heritage, Class NAV (American
Century) (I)	618,618	4,658,193
High Yield, Class NAV (WAMCO)	218,020	1,866,247
Index 500, Class NAV (MFC
Global U.S.A.) (A)	8,439,686	68,277,062
International Equity Index, Class
NAV (SSgA)	2,023,888	29,730,908
International Opportunities, Class
NAV (Marsico)	486,603	5,527,811
International Small Cap, Class
NAV (Templeton)	299,121	3,828,751
International Small Company,
Class NAV (DFA)	557,900	3,816,033
International Value, Class NAV
(Templeton)	454,417	5,516,624
Large Cap Value, Class NAV
(BlackRock)	522,074	8,744,744
Mid Cap Growth Index, Class NAV
(SSgA) (I)	652,578	5,971,088
Mid Cap Stock, Class NAV
(Wellington)	617,110	9,034,489
Mid Cap Value Equity, Class NAV
(RiverSource)	343,831	2,829,727
Mid Cap Value Index, Class NAV
(SSgA) (I)	656,960	5,971,766
Mid Value, Class NAV (T. Rowe
Price)	445,660	6,225,867
Multi-Sector Bond, Class NAV
(Stone Harbor)	77,935	782,466
Natural Resources, Class NAV
(Wellington)	449,045	8,437,548

1

Lifecycle 2045 Portfolio
As of May 31, 2010 (Unaudited)

	Shares	Value

John Hancock Funds II (G) (continued)
Real Return Bond, Class NAV
(PIMCO)	255,202	$3,215,547
Small Cap Growth, Class NAV
(Wellington) (I)	318,499	3,108,555
Small Cap Index, Class NAV (MFC
Global U.S.A.) (A)	595,952	6,775,980
Small Cap Value, Class NAV
(Wellington)	208,091	3,071,427
Small Company Growth, Class
NAV (Invesco AIM)	282,979	3,109,939
Small Company Value, Class NAV
(T. Rowe Price)	220,507	4,893,039
Smaller Company Growth, Class
NAV (Frontier/MFC Global
U.S.A. (A) /Perimeter) (I)	259,359	3,063,025
Spectrum Income, Class NAV (T.
Rowe Price)	75,401	775,873
Strategic Income Opportunities,
Class NAV (MFC Global U.S.)
(A)	74,243	767,672
Total Bond Market, Class NAV
(Declaration) (A)	291,796	3,037,597
U.S. High Yield Bond, Class NAV
(Wells Capital)	87,664	1,084,400
Value & Restructuring, Class NAV
(Columbia)	941,351	8,820,457
Value, Class NAV (Morgan
Stanley)	245,524	2,231,816

JOHN HANCOCK FUNDS III (G) - 1.86%
International Core, Class NAV
(GMO)	229,271	5,516,270

Total investments (Cost $280,913,195) -
99.94%		$295,988,796

Other assets and liabilities, net - 0.06%		166,826

TOTAL NET ASSETS - 100.00%		$296,155,622

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund's subadviser is shown parenthetically.

(I) Non-income producing security.

2

Lifecycle 2040 Portfolio
As of May 31, 2010 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.02%

JOHN HANCOCK FUNDS (G) - 0.79%
Small Cap Intrinsic Value, Class
NAV (MFC Global U.S.) (A)	211,645	$2,400,054

JOHN HANCOCK FUNDS II (G) - 97.36%
Alpha Opportunities, Class NAV
(Wellington)	836,551	9,126,775
Blue Chip Growth, Class NAV (T.
Rowe Price)	828,570	14,259,694
Capital Appreciation, Class NAV
(Jennison)	1,403,457	13,557,395
Emerging Markets Value, Class
NAV (DFA)	1,934,215	19,651,623
Equity-Income, Class NAV (T.
Rowe Price)	240,310	3,015,894
Floating Rate Income, Class NAV
(WAMCO)	255,258	2,391,769
Fundamental Value, Class NAV
(Davis)	800,965	10,508,656
Global Bond, Class NAV (PIMCO)	68,278	801,585
Global High Yield, Class NAV
(Stone Harbor)	111,888	1,118,881
Global Real Estate, Class NAV
(Deutsche)	167,959	1,071,578
Heritage, Class NAV (American
Century) (I)	640,141	4,820,264
High Yield, Class NAV (WAMCO)	225,031	1,926,264
Index 500, Class NAV (MFC
Global U.S.A.) (A)	8,723,086	70,569,767
International Equity Index, Class
NAV (SSgA)	2,102,839	30,890,708
International Opportunities, Class
NAV (Marsico)	504,529	5,731,444
International Small Cap, Class
NAV (Templeton)	310,790	3,978,110
International Small Company,
Class NAV (DFA)	578,533	3,957,164
International Value, Class NAV
(Templeton)	472,144	5,731,827
Large Cap Value, Class NAV
(BlackRock)	540,165	9,047,766
Mid Cap Growth Index, Class NAV
(SSgA) (I)	675,792	6,183,496
Mid Cap Stock, Class NAV
(Wellington)	638,688	9,350,390
Mid Cap Value Equity, Class NAV
(RiverSource)	355,664	2,927,117
Mid Cap Value Index, Class NAV
(SSgA) (I)	679,580	6,177,382
Mid Value, Class NAV (T. Rowe
Price)	460,867	6,438,310
Multi-Sector Bond, Class NAV
(Stone Harbor)	79,771	800,902
Natural Resources, Class NAV
(Wellington)	464,367	8,725,459

3

Lifecycle 2040 Portfolio
As of May 31, 2010 (Unaudited)

	Shares	Value

John Hancock Funds II (G) (continued)
Real Return Bond, Class NAV
(PIMCO)	254,255	$3,203,609
Small Cap Growth, Class NAV
(Wellington) (I)	329,546	3,216,371
Small Cap Index, Class NAV (MFC
Global U.S.A.) (A)	616,332	7,007,694
Small Cap Value, Class NAV
(Wellington)	215,192	3,176,232
Small Company Growth, Class
NAV (Invesco AIM)	292,507	3,214,654
Small Company Value, Class NAV
(T. Rowe Price)	228,031	5,060,002
Smaller Company Growth, Class
NAV (Frontier/MFC Global
U.S.A. (A) /Perimeter) (I)	268,585	3,171,985
Spectrum Income, Class NAV (T.
Rowe Price)	77,833	800,902
Strategic Income Opportunities,
Class NAV (MFC Global U.S.)
(A)	76,747	793,561
Total Bond Market, Class NAV
(Declaration) (A)	289,279	3,011,393
U.S. High Yield Bond, Class NAV
(Wells Capital)	90,614	1,120,900
Value & Restructuring, Class NAV
(Columbia)	973,472	9,121,433
Value, Class NAV (Morgan
Stanley)	254,670	2,314,951

JOHN HANCOCK FUNDS III (G) - 1.87%
International Core, Class NAV
(GMO)	238,215	5,731,459

Total investments (Cost $295,156,271) -
100.02%		$306,105,420

Other assets and liabilities, net - (0.02%)		(48,875)

TOTAL NET ASSETS - 100.00%		$306,056,545

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund's subadviser is shown parenthetically.

(I) Non-income producing security.

4

Lifecycle 2035 Portfolio
As of May 31, 2010 (Unaudited)

	Shares	Value

Affiliated Investment Companies

JOHN HANCOCK FUNDS (G) - 0.78%
Small Cap Intrinsic Value, Class
NAV (MFC Global U.S.) (A)	281,285	$3,189,773

JOHN HANCOCK FUNDS II (G) - 97.35%
Alpha Opportunities, Class NAV
(Wellington)	1,110,239	12,112,709
Blue Chip Growth, Class NAV (T.
Rowe Price)	1,102,119	18,967,461
Capital Appreciation, Class NAV
(Jennison)	1,866,207	18,027,560
Emerging Markets Value, Class
NAV (DFA)	2,564,063	26,050,882
Equity-Income, Class NAV (T.
Rowe Price)	320,388	4,020,871
Floating Rate Income, Class NAV
(WAMCO)	331,459	3,105,774
Fundamental Value, Class NAV
(Davis)	1,067,310	14,003,113
Global Bond, Class NAV (PIMCO)	88,257	1,036,141
Global High Yield, Class NAV
(Stone Harbor)	144,936	1,449,361
Global Real Estate, Class NAV
(Deutsche)	223,539	1,426,176
Heritage, Class NAV (American
Century) (I)	848,322	6,387,862
High Yield, Class NAV (WAMCO)	295,097	2,526,030
Index 500, Class NAV (MFC
Global U.S.A.) (A)	11,633,054	94,111,409
International Equity Index, Class
NAV (SSgA)	2,798,695	41,112,833
International Opportunities, Class
NAV (Marsico)	670,882	7,621,224
International Small Cap, Class
NAV (Templeton)	413,634	5,294,517
International Small Company,
Class NAV (DFA)	769,977	5,266,640
International Value, Class NAV
(Templeton)	628,382	7,628,560
Large Cap Value, Class NAV
(BlackRock)	717,536	12,018,736
Mid Cap Growth Index, Class NAV
(SSgA) (I)	897,298	8,210,276
Mid Cap Stock, Class NAV
(Wellington)	851,806	12,470,433
Mid Cap Value Equity, Class NAV
(RiverSource)	472,559	3,889,164
Mid Cap Value Index, Class NAV
(SSgA) (I)	902,923	8,207,568
Mid Value, Class NAV (T. Rowe
Price)	613,870	8,575,765
Multi-Sector Bond, Class NAV
(Stone Harbor)	103,113	1,035,258
Natural Resources, Class NAV
(Wellington)	617,165	11,596,527

5

Lifecycle 2035 Portfolio
As of May 31, 2010 (Unaudited)

	Shares	Value

John Hancock Funds II (G) (continued)
Real Return Bond, Class NAV
(PIMCO)	328,653	$4,141,032
Small Cap Growth, Class NAV
(Wellington) (I)	439,629	4,290,782
Small Cap Index, Class NAV (MFC
Global U.S.A.) (A)	821,228	9,337,362
Small Cap Value, Class NAV
(Wellington)	286,421	4,227,575
Small Company Growth, Class
NAV (Invesco AIM)	390,203	4,288,333
Small Company Value, Class NAV
(T. Rowe Price)	303,063	6,724,970
Smaller Company Growth, Class
NAV (Frontier/MFC Global
U.S.A. (A) /Perimeter) (I)	357,035	4,216,579
Spectrum Income, Class NAV (T.
Rowe Price)	100,608	1,035,258
Strategic Income Opportunities,
Class NAV (MFC Global U.S.)
(A)	100,025	1,034,258
Total Bond Market, Class NAV
(Declaration) (A)	373,926	3,892,570
U.S. High Yield Bond, Class NAV
(Wells Capital)	117,167	1,449,361
Value & Restructuring, Class NAV
(Columbia)	1,293,788	12,122,794
Value, Class NAV (Morgan
Stanley)	338,060	3,072,969

JOHN HANCOCK FUNDS III (G) - 1.88%
International Core, Class NAV
(GMO)	317,044	7,628,071

Total investments (Cost $395,364,022) -
100.01%		$406,804,537

Other assets and liabilities, net - (0.01%)		(23,806)

TOTAL NET ASSETS - 100.00%		$406,780,731

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund's subadviser is shown parenthetically.

(I) Non-income producing security.

6

Lifecycle 2030 Portfolio
As of May 31, 2010 (Unaudited)

	Shares	Value

Affiliated Investment Companies

JOHN HANCOCK FUNDS (G) - 0.70%
Small Cap Intrinsic Value, Class
NAV (MFC Global U.S.) (A)	329,188	$3,732,992

JOHN HANCOCK FUNDS II (G) - 97.59%
Alpha Opportunities, Class NAV
(Wellington)	1,454,148	15,864,750
Blue Chip Growth, Class NAV (T.
Rowe Price)	1,447,706	24,915,016
Capital Appreciation, Class NAV
(Jennison)	2,451,646	23,682,902
Emerging Markets Value, Class
NAV (DFA)	3,205,609	32,568,984
Equity-Income, Class NAV (T.
Rowe Price)	418,187	5,248,252
Floating Rate Income, Class NAV
(WAMCO)	709,739	6,650,252
Fundamental Value, Class NAV
(Davis)	1,401,139	18,382,945
Global Bond, Class NAV (PIMCO)	193,581	2,272,637
Global High Yield, Class NAV
(Stone Harbor)	316,657	3,166,575
Global Real Estate, Class NAV
(Deutsche)	250,075	1,595,483
Heritage, Class NAV (American
Century) (I)	1,053,201	7,930,601
High Yield, Class NAV (WAMCO)	596,024	5,101,968
Index 500, Class NAV (MFC
Global U.S.A.) (A)	15,067,073	121,892,618
International Equity Index, Class
NAV (SSgA)	3,466,054	50,916,330
International Opportunities, Class
NAV (Marsico)	802,931	9,121,296
International Small Cap, Class
NAV (Templeton)	489,400	6,264,318
International Small Company,
Class NAV (DFA)	911,014	6,231,334
International Value, Class NAV
(Templeton)	753,984	9,153,363
Large Cap Value, Class NAV
(BlackRock)	942,111	15,780,365
Mid Cap Growth Index, Class NAV
(SSgA) (I)	1,113,531	10,188,808
Mid Cap Stock, Class NAV
(Wellington)	1,053,893	15,428,995
Mid Cap Value Equity, Class NAV
(RiverSource)	584,144	4,807,504
Mid Cap Value Index, Class NAV
(SSgA) (I)	1,119,164	10,173,201
Mid Value, Class NAV (T. Rowe
Price)	763,202	10,661,938
Multi-Sector Bond, Class NAV
(Stone Harbor)	229,663	2,305,820
Natural Resources, Class NAV
(Wellington)	773,307	14,530,438

7

Lifecycle 2030 Portfolio
As of May 31, 2010 (Unaudited)

	Shares	Value

John Hancock Funds II (G) (continued)
Real Estate Equity, Class NAV (T.
Rowe Price)	207,181	$1,419,188
Real Return Bond, Class NAV
(PIMCO)	720,858	9,082,806
Small Cap Growth, Class NAV
(Wellington) (I)	511,732	4,994,504
Small Cap Index, Class NAV (MFC
Global U.S.A.) (A)	952,280	10,827,424
Small Cap Value, Class NAV
(Wellington)	335,153	4,946,853
Small Company Growth, Class
NAV (Invesco AIM)	454,564	4,995,657
Small Company Value, Class NAV
(T. Rowe Price)	352,355	7,818,750
Smaller Company Growth, Class
NAV (Frontier/MFC Global
U.S.A. (A) /Perimeter) (I)	416,094	4,914,074
Spectrum Income, Class NAV (T.
Rowe Price)	222,195	2,286,391
Strategic Income Opportunities,
Class NAV (MFC Global U.S.)
(A)	218,727	2,261,637
Total Bond Market, Class NAV
(Declaration) (A)	817,976	8,515,131
U.S. High Yield Bond, Class NAV
(Wells Capital)	256,450	3,172,288
Value & Restructuring, Class NAV
(Columbia)	1,698,522	15,915,152
Value, Class NAV (Morgan
Stanley)	418,031	3,799,901

JOHN HANCOCK FUNDS III (G) - 1.72%
International Core, Class NAV
(GMO)	380,415	9,152,776

Total investments (Cost $517,526,729) -
100.01%		$532,672,217

Other assets and liabilities, net - (0.01%)		(32,491)

TOTAL NET ASSETS - 100.00%		$532,639,726

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund's subadviser is shown parenthetically.

(I) Non-income producing security.

8

Lifecycle 2025 Portfolio
As of May 31, 2010 (Unaudited)

	Shares	Value

Affiliated Investment Companies

JOHN HANCOCK FUNDS (G) - 0.61%
Small Cap Intrinsic Value, Class
NAV (MFC Global U.S.) (A)	335,247	$3,801,704

JOHN HANCOCK FUNDS II (G) - 98.28%
Alpha Opportunities, Class NAV
(Wellington)	1,711,509	18,672,562
Blue Chip Growth, Class NAV (T.
Rowe Price)	1,614,546	27,786,330
Capital Appreciation, Class NAV
(Jennison)	2,885,850	27,877,314
Emerging Markets Value, Class
NAV (DFA)	3,340,334	33,937,798
Equity-Income, Class NAV (T.
Rowe Price)	489,160	6,138,954
Floating Rate Income, Class NAV
(WAMCO)	1,568,042	14,692,550
Fundamental Value, Class NAV
(Davis)	1,649,920	21,646,952
Global Bond, Class NAV (PIMCO)	428,964	5,036,033
Global High Yield, Class NAV
(Stone Harbor)	432,033	4,320,327
Global Real Estate, Class NAV
(Deutsche)	614,065	3,917,733
Heritage, Class NAV (American
Century) (I)	1,019,823	7,679,271
High Yield, Class NAV (WAMCO)	1,449,849	12,410,708
Index 500, Class NAV (MFC
Global U.S.A.) (A)	17,770,828	143,765,998
International Equity Index, Class
NAV (SSgA)	3,930,530	57,739,485
International Opportunities, Class
NAV (Marsico)	589,937	6,701,682
International Small Cap, Class
NAV (Templeton)	429,555	5,498,302
International Small Company,
Class NAV (DFA)	799,632	5,469,485
International Value, Class NAV
(Templeton)	552,478	6,707,088
Large Cap Value, Class NAV
(BlackRock)	1,067,250	17,876,434
Mid Cap Growth Index, Class NAV
(SSgA) (I)	1,290,595	11,808,946
Mid Cap Stock, Class NAV
(Wellington)	1,018,820	14,915,521
Mid Cap Value Equity, Class NAV
(RiverSource)	570,320	4,693,737
Mid Cap Value Index, Class NAV
(SSgA) (I)	1,294,730	11,769,093
Mid Value, Class NAV (T. Rowe
Price)	736,131	10,283,751
Multi-Sector Bond, Class NAV
(Stone Harbor)	501,625	5,036,317
Natural Resources, Class NAV
(Wellington)	815,786	15,328,610

9

Lifecycle 2025 Portfolio
As of May 31, 2010 (Unaudited)

	Shares	Value

John Hancock Funds II (G) (continued)
Real Estate Equity, Class NAV (T.
Rowe Price)	394,504	$2,702,349
Real Return Bond, Class NAV
(PIMCO)	1,609,786	20,283,300
Small Cap Growth, Class NAV
(Wellington) (I)	446,019	4,353,148
Small Cap Index, Class NAV (MFC
Global U.S.A.) (A)	674,504	7,669,111
Small Cap Value, Class NAV
(Wellington)	274,320	4,048,962
Small Company Growth, Class
NAV (Invesco AIM)	396,472	4,357,232
Small Company Value, Class NAV
(T. Rowe Price)	305,710	6,783,695
Smaller Company Growth, Class
NAV (Frontier/MFC Global
U.S.A. (A) /Perimeter) (I)	362,224	4,277,866
Spectrum Income, Class NAV (T.
Rowe Price)	485,314	4,993,880
Strategic Income Opportunities,
Class NAV (MFC Global U.S.)
(A)	477,738	4,939,813
Total Bond Market, Class NAV
(Declaration) (A)	1,412,921	14,708,508
Total Return, Class NAV (PIMCO)	300,523	4,324,528
U.S. High Yield Bond, Class NAV
(Wells Capital)	699,777	8,656,245
Value & Restructuring, Class NAV
(Columbia)	1,916,443	17,957,069
Value, Class NAV (Morgan
Stanley)	423,714	3,851,560

JOHN HANCOCK FUNDS III (G) - 1.07%
International Core, Class NAV
(GMO)	278,747	6,706,658

Total investments (Cost $606,369,583) -
99.96%		$626,126,609

Other assets and liabilities, net - 0.04%		275,473

TOTAL NET ASSETS - 100.00%		$626,402,082

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund's subadviser is shown parenthetically.

(I) Non-income producing security.

10

Lifecycle 2020 Portfolio
As of May 31, 2010 (Unaudited)

	Shares	Value

Affiliated Investment Companies

JOHN HANCOCK FUNDS (G) - 0.47%
Small Cap Intrinsic Value, Class
NAV (MFC Global U.S.) (A)	256,215	$2,905,476

JOHN HANCOCK FUNDS II (G) - 98.98%
Alpha Opportunities, Class NAV
(Wellington)	1,593,824	17,388,620
Blue Chip Growth, Class NAV (T.
Rowe Price)	1,664,359	28,643,616
Capital Appreciation, Class NAV
(Jennison)	2,977,164	28,759,408
Emerging Markets Value, Class
NAV (DFA)	2,717,572	27,610,536
Equity-Income, Class NAV (T.
Rowe Price)	482,798	6,059,120
Floating Rate Income, Class NAV
(WAMCO)	2,501,622	23,440,202
Fundamental Value, Class NAV
(Davis)	1,425,165	18,698,163
Global Bond, Class NAV (PIMCO)	745,942	8,757,363
Global High Yield, Class NAV
(Stone Harbor)	793,917	7,939,168
Global Real Estate, Class NAV
(Deutsche)	984,803	6,283,043
Heritage, Class NAV (American
Century) (I)	735,367	5,537,316
High Yield, Class NAV (WAMCO)	2,452,112	20,990,077
Index 500, Class NAV (MFC
Global U.S.A.) (A)	16,824,153	136,107,402
International Equity Index, Class
NAV (SSgA)	3,214,046	47,214,330
International Opportunities, Class
NAV (Marsico)	302,851	3,440,385
International Small Cap, Class
NAV (Templeton)	218,124	2,791,989
International Small Company,
Class NAV (DFA)	406,036	2,777,288
International Value, Class NAV
(Templeton)	284,469	3,453,452
Large Cap Value, Class NAV
(BlackRock)	1,091,974	18,290,573
Mid Cap Growth Index, Class NAV
(SSgA) (I)	901,651	8,250,102
Mid Cap Stock, Class NAV
(Wellington)	853,481	12,494,964
Mid Cap Value Equity, Class NAV
(RiverSource)	431,586	3,551,949
Mid Cap Value Index, Class NAV
(SSgA) (I)	908,815	8,261,125
Mid Value, Class NAV (T. Rowe
Price)	567,775	7,931,819
Multi-Sector Bond, Class NAV
(Stone Harbor)	987,729	9,916,798
Natural Resources, Class NAV
(Wellington)	703,857	13,225,474

11

Lifecycle 2020 Portfolio
As of May 31, 2010 (Unaudited)

	Shares	Value

John Hancock Funds II (G) (continued)
Real Estate Equity, Class NAV (T.
Rowe Price)	657,557	$4,504,264
Real Return Bond, Class NAV
(PIMCO)	2,474,135	31,174,106
Small Cap Growth, Class NAV
(Wellington) (I)	443,812	4,331,609
Small Cap Index, Class NAV (MFC
Global U.S.A.) (A)	605,563	6,885,256
Small Company Value, Class NAV
(T. Rowe Price)	140,750	3,123,246
Spectrum Income, Class NAV (T.
Rowe Price)	955,611	9,833,238
Strategic Income Opportunities,
Class NAV (MFC Global U.S.)
(A)	688,613	7,120,255
Total Bond Market, Class NAV
(Declaration) (A)	1,752,647	18,245,055
Total Return, Class NAV (PIMCO)	1,144,757	16,473,054
U.S. High Yield Bond, Class NAV
(Wells Capital)	1,145,932	14,175,178
Value & Restructuring, Class NAV
(Columbia)	1,968,936	18,448,933
Value, Class NAV (Morgan
Stanley)	328,853	2,989,271

JOHN HANCOCK FUNDS III (G) - 0.55%
International Core, Class NAV
(GMO)	143,526	3,453,231

Total investments (Lifecycle 2020 Portfolio)
(Cost $595,703,847) - 100.00%		$621,476,454

Other assets and liabilities, net - 0.00%		(25,650)

TOTAL NET ASSETS - 100.00%		$621,450,804

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund's subadviser is shown parenthetically.

(I) Non-income producing security.

12

Lifecycle 2015 Portfolio
As of May 31, 2010 (Unaudited)

	Shares	Value

Affiliated Investment Companies

JOHN HANCOCK FUNDS II (G) - 99.12%
Alpha Opportunities, Class NAV
(Wellington)	1,102,009	$12,022,920
Blue Chip Growth, Class NAV (T.
Rowe Price)	836,947	14,403,854
Capital Appreciation, Class NAV
(Jennison)	1,491,607	14,408,919
Emerging Markets Value, Class
NAV (DFA)	1,531,974	15,564,861
Equity-Income, Class NAV (T.
Rowe Price)	334,097	4,192,919
Floating Rate Income, Class NAV
(WAMCO)	1,922,325	18,012,182
Fundamental Value, Class NAV
(Davis)	912,976	11,978,252
Global Bond, Class NAV (PIMCO)	828,953	9,731,905
Global High Yield, Class NAV
(Stone Harbor)	771,329	7,713,293
Global Real Estate, Class NAV
(Deutsche)	762,199	4,862,835
Heritage, Class NAV (American
Century) (I)	270,525	2,037,056
High Yield, Class NAV (WAMCO)	1,991,922	17,050,849
Index 500, Class NAV (MFC
Global U.S.A.) (A)	11,601,132	93,853,160
International Equity Index, Class
NAV (SSgA)	1,364,514	20,044,710
International Opportunities, Class
NAV (Marsico)	333,055	3,783,501
International Value, Class NAV
(Templeton)	313,077	3,800,756
Large Cap Value, Class NAV
(BlackRock)	470,674	7,883,782
Mid Cap Growth Index, Class NAV
(SSgA) (I)	231,218	2,115,647
Mid Cap Stock, Class NAV
(Wellington)	374,457	5,482,052
Mid Cap Value Equity, Class NAV
(RiverSource)	209,963	1,727,998
Mid Cap Value Index, Class NAV
(SSgA) (I)	232,514	2,113,555
Mid Value, Class NAV (T. Rowe
Price)	256,572	3,584,309
Multi-Sector Bond, Class NAV
(Stone Harbor)	1,051,491	10,556,971
Natural Resources, Class NAV
(Wellington)	511,989	9,620,277
Real Estate Equity, Class NAV (T.
Rowe Price)	566,876	3,883,101
Real Return Bond, Class NAV
(PIMCO)	1,566,753	19,741,089
Small Cap Growth, Class NAV
(Wellington) (I)	304,608	2,972,977
Small Cap Index, Class NAV (MFC
Global U.S.A.) (A)	558,034	6,344,851

13

Lifecycle 2015 Portfolio
As of May 31, 2010 (Unaudited)

	Shares	Value

John Hancock Funds II (G) (continued)
Small Company Value, Class NAV
(T. Rowe Price)	113,875	$2,526,877
Spectrum Income, Class NAV (T.
Rowe Price)	1,218,452	12,537,871
Strategic Income Opportunities,
Class NAV (MFC Global U.S.)
(A)	1,309,583	13,541,084
Total Bond Market, Class NAV
(Declaration) (A)	3,282,642	34,172,301
Total Return, Class NAV (PIMCO)	734,739	10,572,892
U.S. High Yield Bond, Class NAV
(Wells Capital)	1,132,221	14,005,569
Value & Restructuring, Class NAV
(Columbia)	844,520	7,913,151
Value, Class NAV (Morgan
Stanley)	138,731	1,261,064

JOHN HANCOCK FUNDS III (G) - 0.89%
International Core, Class NAV
(GMO)	157,960	3,800,512

Total investments (Cost $412,562,074) -
100.01%		$429,819,902

Other assets and liabilities, net - (0.01%)		(33,727)

TOTAL NET ASSETS - 100.00%		$429,786,175

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund's subadviser is shown parenthetically.

(I) Non-income producing security.

14

Lifecycle 2010 Portfolio
As of May 31, 2010 (Unaudited)

	Shares	Value

Affiliated Investment Companies

JOHN HANCOCK FUNDS II (G) - 99.44%
Alpha Opportunities, Class NAV
(Wellington)	472,674	$5,156,873
Blue Chip Growth, Class NAV (T.
Rowe Price)	829,731	14,279,677
Capital Appreciation, Class NAV
(Jennison)	1,479,277	14,289,820
Emerging Markets Value, Class
NAV (DFA)	1,074,093	10,912,786
Equity-Income, Class NAV (T.
Rowe Price)	351,205	4,407,627
Floating Rate Income, Class NAV
(WAMCO)	2,175,043	20,380,154
Fundamental Value, Class NAV
(Davis)	626,325	8,217,388
Global Bond, Class NAV (PIMCO)	1,176,267	13,809,373
Global High Yield, Class NAV
(Stone Harbor)	900,200	9,001,996
Global Real Estate, Class NAV
(Deutsche)	887,200	5,660,334
High Yield, Class NAV (WAMCO)	2,189,329	18,740,659
Index 500, Class NAV (MFC
Global U.S.A.) (A)	10,873,848	87,969,433
International Equity Index, Class
NAV (SSgA)	1,452,347	21,334,980
International Opportunities, Class
NAV (Marsico)	224,640	2,551,912
International Value, Class NAV
(Templeton)	211,166	2,563,550
Large Cap Value, Class NAV
(BlackRock)	479,782	8,036,344
Mid Cap Growth Index, Class NAV
(SSgA) (I)	696,712	6,374,911
Mid Cap Value Index, Class NAV
(SSgA) (I)	702,604	6,386,666
Multi-Sector Bond, Class NAV
(Stone Harbor)	1,242,515	12,474,848
Natural Resources, Class NAV
(Wellington)	404,565	7,601,772
Real Estate Equity, Class NAV (T.
Rowe Price)	656,045	4,493,909
Real Return Bond, Class NAV
(PIMCO)	1,592,086	20,060,286
Small Cap Index, Class NAV (MFC
Global U.S.A.) (A)	912,443	10,374,482
Spectrum Income, Class NAV (T.
Rowe Price)	1,856,237	19,100,682
Strategic Income Opportunities,
Class NAV (MFC Global U.S.)
(A)	1,770,039	18,302,205
Total Bond Market, Class NAV
(Declaration) (A)	5,803,010	60,409,335
Total Return, Class NAV (PIMCO)	609,696	8,773,519

15

Lifecycle 2010 Portfolio
As of May 31, 2010 (Unaudited)

	Shares	Value
John Hancock Funds II (G) (continued)
U.S. High Yield Bond, Class NAV
(Wells Capital)	1,470,232	$18,186,774
Value & Restructuring, Class NAV
(Columbia)	860,863	8,066,282

JOHN HANCOCK FUNDS III (G) - 0.57%
International Core, Class NAV
(GMO)	106,541	2,563,386

Total investments (Cost $438,950,685) -
100.01%		$450,481,963

Other assets and liabilities, net - (0.01%)		(61,244)

TOTAL NET ASSETS - 100.00%		$450,420,719

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund's subadviser is shown parenthetically.

(I) Non-income producing security.

16

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Lifecycle Portfolios (Portfolios) use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2010, all investments for the Portfolios are Level 1 under the hierarchy described above.

In order to value the securities, the Portfolios use the following valuation techniques. Investments by the Portfolios in underlying affiliated funds and/or other investment companies are valued at their respective net asset values each business day. All other securities held by the Portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price.

Cost of Investment Securities for Federal Income Tax Purposes

The cost of investments owned on May 31, 2010 was as follows:

				Net Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Portfolio	Cost	Appreciation	(Depreciation)	(Depreciation)
Lifecycle 2045	$291,520,749	$19,384,314	($14,916,267)	$4,468,047
Lifecycle 2040	295,156,271	16,728,904	(5,779,755)	10,949,149
Lifecycle 2035	407,573,157	21,487,521	(22,256,141)	(768,620)
Lifecycle 2030	532,706,647	28,794,149	(28,828,579)	(34,430)
Lifecycle 2025	606,369,583	35,098,527	(15,341,501)	19,757,026
Lifecycle 2020	612,393,463	36,397,956	(27,314,965)	9,082,991
Lifecycle 2015	422,532,937	24,422,028	(17,135,063)	7,286,965
Lifecycle 2010	446,377,686	15,988,619	(11,884,342)	4,104,277

17

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Lifecycle Portfolios.

18

LCOQ3 5/10
7/10

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 28.40%

Federal Home Loan Bank - 0.06%
5.375%, 05/18/2016		$370,000	$424,616

Federal National Mortgage Association - 15.35%
1.800%, 03/15/2013		1,075,000	1,079,448
1.875%, 10/29/2012		1,110,000	1,114,476
2.050%, 01/28/2013		3,500,000	3,518,694
3.000%, 10/29/2014		765,000	772,717
3.119%, 05/01/2035 (P)		2,058,776	2,126,531
3.127%, 07/01/2033 (P)		1,951	2,027
4.000%, 06/01/2024 to 07/01/2024		10,545,624	10,847,164
4.375%, 03/15/2013		20,000	21,630
4.897%, 12/01/2038 (P)		523,797	550,524
5.000%, TBA (B)		7,260,000	7,597,477
5.000%, 05/01/2018 to 02/01/2040		25,372,655	26,661,851
5.500%, 02/01/2018 to 05/01/2037		33,449,776	35,678,709
5.560%, 01/01/2036 (P)		864,013	893,334
5.723%, 04/01/2036 (P)		673,766	702,185
6.000%, 09/01/2022 to 02/01/2036		13,790,749	14,994,142
6.250%, 05/15/2029		157,000	188,049
6.500%, 02/01/2036		36,538	39,971
7.000%, 09/01/2010 to 06/01/2032		33,693	36,296
7.500%, 09/01/2029 to 08/01/2031		3,344	3,670

			106,828,895
Government National Mortgage Association - 0.50%
4.500%, 04/15/2039		3,225,309	3,318,162
5.000%, 04/15/2035		64,731	68,737
5.500%, 03/15/2035		71,449	77,092
6.000%, 03/15/2033 to 06/15/2033		27,668	30,381
6.500%, 09/15/2028 to 08/15/2031		5,137	5,696
7.000%, 04/15/2029		1,996	2,215
8.000%, 10/15/2026		1,894	2,082

			3,504,365
U.S. Treasury Bonds - 1.99%
4.500%, 08/15/2039		3,725,000	3,896,119
4.625%, 02/15/2040		9,340,000	9,973,364

			13,869,483
U.S. Treasury Notes - 10.50%
2.250%, 01/31/2015		5,415,000	5,472,112
2.375%, 10/31/2014		305,000	310,624
2.625%, 06/30/2014		1,955,000	2,017,316
1.375%, 04/15/2012 to 02/15/2013		21,965,000	22,204,098
2.125%, 11/30/2014		6,305,000	6,355,245
2.375%, 02/28/2015		5,980,000	6,076,218
2.500%, 03/31/2015 to 04/30/2015		8,265,000	8,435,123
2.625%, 07/31/2014 to 12/31/2014		6,425,000	6,625,347
3.375%, 11/15/2019		11,240,000	11,309,373
3.500%, 05/15/2020		4,180,000	4,249,221

			73,054,677

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $190,322,882)			$197,682,036

FOREIGN GOVERNMENT
OBLIGATIONS - 0.02%
Argentina - 0.01%
Republic of Argentina
zero coupon 12/15/2035	ARS	393,449	6,655
1.180%, 12/31/2038		177,218	13,812
5.830%, 12/31/2033		72,870	17,658

			38,125

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada - 0.00%
Government of Canada
5.500%, 06/01/2010	CAD	5,000	4,773
Japan - 0.00%
Government of Japan
1.500%, 09/20/2014	JPY	1,350,000	15,526
Mexico - 0.01%
Government of Mexico
8.000%, 12/19/2013 to 12/07/2023	MXN	406,700	33,052
Panama - 0.00%
Republic of Panama
8.875%, 09/30/2027		$6,000	8,040
9.375%, 04/01/2029		1,000	1,385

			9,425
Sweden - 0.00%
Kingdom of Sweden
5.250%, 03/15/2011	SEK	30,000	3,963

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $126,045)			$104,864

CORPORATE BONDS - 50.94%
Aerospace & Defense - 0.29%
BE Aerospace, Inc.
8.500%, 07/01/2018		450,000	465,750
Embraer Overseas, Ltd.
6.375%, 01/15/2020		490,000	491,225
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017 (S)		335,000	331,650
L-3 Communications Corp., Series B
6.375%, 10/15/2015		740,000	740,000

			2,028,625
Agriculture - 0.36%
Bunge Ltd. Finance Corp.
5.350%, 04/15/2014		680,000	723,386
8.500%, 06/15/2019		480,000	559,034
Cargill, Inc.
6.125%, 09/15/2036 (S)		665,000	703,194
Lorillard Tobacco Company
6.875%, 05/01/2020		495,000	498,619

			2,484,233
Airlines - 0.69%
Continental Airlines, Inc., Series 002B
8.307%, 04/02/2018		148,677	146,447
Continental Airlines, Inc., Series 071A
5.983%, 04/19/2022		849,681	845,433
Continental Airlines, Inc., Series 981A
6.648%, 09/15/2017		146,078	144,617
Continental Airlines, Inc., Series 991A
6.545%, 02/02/2019		64,098	65,380
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)		335,000	343,375
Delta Air Lines, Inc., Series 02G1
6.718%, 01/02/2023		850,364	795,090
Delta Air Lines, Inc., Series 071A
6.821%, 08/10/2022		653,091	636,763
Northwest Airlines, Inc., Series 02-1
6.264%, 11/20/2021		635,806	600,837
Northwest Airlines, Inc., Series 07-1
7.027%, 11/01/2019		298,678	279,264
United Air Lines, Inc.
9.750%, 01/15/2017		545,000	585,875

The accompanying notes are an integral part of the financial statements.	1

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Airlines (continued)
United Air Lines, Inc. (continued)
9.875%, 08/01/2013 (S)	$130,000	$132,925
10.400%, 11/01/2016	229,013	248,479

		4,824,485
Auto Manufacturers - 0.11%
Volvo Treasury AB
5.950%, 04/01/2015 (S)	710,000	736,525
Auto Parts & Equipment - 0.28%
Allison Transmission, Inc.
11.000%, 11/01/2015 (S)	660,000	689,700
Delphi Corp.
6.197%, 11/15/2033 (H)	2,000	0
Exide Technologies, Series B
10.500%, 03/15/2013	730,000	724,525
Tenneco, Inc.
8.625%, 11/15/2014	550,000	544,500

		1,958,725
Banks - 1.42%
American Express Bank FSB
6.000%, 09/13/2017	805,000	872,395
Banco Santander Chile
5.375%, 12/09/2014 (S)	5,000	5,213
Bank of Nova Scotia
3.400%, 01/22/2015	570,000	580,380
Commonwealth Bank of Australia
5.000%, 03/19/2020 (S)	710,000	707,067
Discover Bank
7.000%, 04/15/2020	310,000	305,547
Dresdner Bank AG
7.250%, 09/15/2015	281,000	303,447
Lloyds TSB Bank PLC
5.800%, 01/13/2020 (S)	270,000	253,633
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month LIBOR
+ 10.868%)
(Q)(S)	632,000	766,677
Regions Financial Corp.
7.750%, 11/10/2014	705,000	748,811
Shinhan Bank (6.819% to 09/20/2016,
then 3 month LIBOR + 2.520%)
09/20/2036	515,000	468,827
Silicon Valley Bank
6.050%, 06/01/2017	415,000	396,421
Sovereign Bank
2.111%, 04/01/2014 (P)	85,000	83,208
The Royal Bank of Scotland Group PLC
4.875%, 03/16/2015	430,000	425,081
Wachovia Bank NA
5.850%, 02/01/2037	395,000	373,425
Wachovia Bank NA, Series BKNT
6.600%, 01/15/2038	325,000	338,847
Wells Fargo & Company
3.750%, 10/01/2014	2,000,000	2,033,522
Wells Fargo Bank NA
5.750%, 05/16/2016	490,000	527,292
Westpac Banking Corp.
4.875%, 11/19/2019	705,000	702,450

		9,892,243
Beverages - 0.23%
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	10,000	10,607

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 01/15/2015		$490,000	$505,660
SABMiller PLC
5.500%, 08/15/2013 (S)		535,000	584,506
6.500%, 07/15/2018 (S)		470,000	536,040

			1,636,813
Biotechnology - 0.07%
Life Technologies Corp.
6.000%, 03/01/2020		490,000	518,844
Building Materials - 0.46%
CRH America, Inc.
8.125%, 07/15/2018		525,000	625,583
Masco Corp.
5.850%, 03/15/2017		705,000	683,266
7.125%, 03/15/2020		425,000	411,731
USG Corp.
6.300%, 11/15/2016		1,000,000	870,000
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)		620,000	609,150

			3,199,730
Capital Markets - 3.16%
Credit Suisse First Boston USA, Inc.
6.500%, 01/15/2012		209,000	224,064
Credit Suisse New York
5.300%, 08/13/2019		405,000	416,100
Jefferies Group, Inc.
6.450%, 06/08/2027		380,000	351,243
8.500%, 07/15/2019		2,545,000	2,862,484
Lehman Brothers Holdings, Inc.
Zero Coupon 01/26/2017 (H)		1,120,000	229,600
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)		395,000	383,944
7.300%, 08/01/2014 (S)		440,000	480,729
Mellon Capital IV (6.244% to 06/20/2012,
then 3 month LIBOR + 0.565%)
(Q)		400,000	352,000
Morgan Stanley
0.754%, 10/18/2016 (P)		830,000	712,203
5.625%, 09/23/2019		1,000,000	955,686
5.950%, 12/28/2017		290,000	289,111
6.000%, 04/28/2015		1,000,000	1,031,226
7.300%, 05/13/2019		535,000	561,931
10.090%, 05/03/2017	BRL	2,700,000	1,375,017
Morgan Stanley, Series F, MTN
6.625%, 04/01/2018		1,025,000	1,052,553
Northern Trust Corp.
4.625%, 05/01/2014		410,000	441,085
6.500%, 08/15/2018		350,000	405,479
Schwab Capital Trust I (7.500% to
11/15/2017, then 3 month LIBOR
+ 2.375%)
11/15/2037		1,435,000	1,361,399
State Street Capital Trust IV
1.257%, 06/15/2037 (P)		1,165,000	863,036
The Charles Schwab Corp.
4.950%, 06/01/2014		465,000	500,878
The Goldman Sachs Capital II (5.793% to
06/01/2012, then 3 month LIBOR
+ 0.7675%)
(Q)		760,000	581,400
The Goldman Sachs Group, Inc.
5.375%, 03/15/2020		780,000	752,501

The accompanying notes are an integral part of the financial statements.	2

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Capital Markets (continued)
The Goldman Sachs Group, Inc. (continued)
5.500%, 11/15/2014	$447,000	$461,509
5.950%, 01/18/2018	1,500,000	1,521,699
6.000%, 05/01/2014	645,000	680,527
6.150%, 04/01/2018	1,035,000	1,057,304
6.750%, 10/01/2037	420,000	393,228
7.500%, 02/15/2019	675,000	745,229
UBS AG
5.875%, 12/20/2017	550,000	566,118
Waddell & Reed Financial, Inc.
5.600%, 01/15/2011	400,000	410,402

		22,019,685
Chemicals - 0.52%
American Pacific Corp.
9.000%, 02/01/2015	700,000	685,125
CF Industries, Inc.
6.875%, 05/01/2018	75,000	75,094
7.125%, 05/01/2020	75,000	75,656
Diversey, Inc.
8.250%, 11/15/2019 (S)	150,000	153,750
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	375,000	379,793
LBI Escrow Corp.
8.000%, 11/01/2017 (S)	135,000	137,363
Mosaic Company
7.625%, 12/01/2016 (S)	360,000	395,127
RPM International, Inc.
6.500%, 02/15/2018	310,000	335,789
Solutia, Inc.
7.875%, 03/15/2020	365,000	363,175
Sterling Chemicals, Inc.
10.250%, 04/01/2015	305,000	298,900
The Dow Chemical Company
5.700%, 05/15/2018	700,000	716,061

		3,615,833
Coal - 0.12%
Arch Coal, Inc.
8.750%, 08/01/2016 (S)	155,000	158,100
Drummond Company, Inc.
7.375%, 02/15/2016	700,000	666,750

		824,850
Commercial Services - 0.51%
Catalent Pharma Solutions, Inc., PIK
9.500%, 04/15/2015	536,137	521,393
ERAC USA Finance Company
6.375%, 10/15/2017 (S)	350,000	395,150
Garda World Security Corp.
9.750%, 03/15/2017 (S)	130,000	133,575
Hutchison Whampoa International, Ltd.
5.750%, 09/11/2019 (S)	580,000	590,240
Science Applications International Corp.
5.500%, 07/01/2033	825,000	763,906
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	405,000	361,361
United Rentals North America, Inc.
7.000%, 02/15/2014	600,000	562,500
10.875%, 06/15/2016	195,000	207,675

		3,535,800
Cosmetics & Personal Care - 0.07%
Revlon Consumer Products Corp.
9.750%, 11/15/2015 (S)	450,000	457,875

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services - 8.29%
Allfirst Preferred Capital Trust
1.803%, 07/15/2029 (P)	$310,000	$222,599
American Express Company
7.000%, 03/19/2018	1,855,000	2,111,680
American Express Credit Corp., Series C
7.300%, 08/20/2013	760,000	854,894
American Honda Finance Corp.
7.625%, 10/01/2018 (S)	715,000	851,482
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	600,000	588,000
AXA Financial, Inc.
7.750%, 08/01/2010	210,000	212,216
BAC Capital Trust XIII (0.937% to
03/15/2012, then 3 month LIBOR
+ 0.400%)
(Q)	640,000	375,036
Bank of America Corp.
4.500%, 04/01/2015	445,000	442,305
5.650%, 05/01/2018	565,000	568,252
5.750%, 12/01/2017	1,849,000	1,872,495
7.625%, 06/01/2019	685,000	777,750
Bear Stearns Companies LLC
0.441%, 11/28/2011 (P)	640,000	640,124
7.250%, 02/01/2018	380,000	433,196
Beaver Valley Funding
9.000%, 06/01/2017	1,123,000	1,211,335
Bosphorus Financial Services, Ltd.
2.222%, 02/15/2012 (P)(S)	164,062	160,515
BPCE SA (12.500% to 09/30/2019, then
3 month LIBOR + 12.980%)
(Q)(S)	255,000	288,688
Capital One Bank USA NA
8.800%, 07/15/2019	425,000	506,838
Capital One Financial Corp.
6.150%, 09/01/2016	855,000	894,423
6.750%, 09/15/2017	550,000	617,730
Capmark Financial Group, Inc.
5.875%, 05/10/2012 (H)	1,300,000	405,109
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	870,000	951,021
5.500%, 03/15/2016	405,000	451,874
7.150%, 02/15/2019	450,000	543,739
Chuo Mitsui Trust & Banking
Company, Ltd. (5.506% to 04/15/2015,
then 3 month LIBOR + 2.490%)
(Q)(S)	500,000	448,948
Citigroup, Inc.
5.000%, 09/15/2014	1,500,000	1,483,103
5.625%, 08/27/2012	219,000	226,444
5.850%, 12/11/2034	405,000	367,423
6.125%, 11/21/2017 to 05/15/2018	3,350,000	3,419,110
6.375%, 08/12/2014	790,000	834,765
8.500%, 05/22/2019	1,030,000	1,206,838
CME Group, Inc.
5.750%, 02/15/2014	470,000	517,809
Comerica Capital Trust II (6.576% to
02/20/2032, then 1 month LIBOR
+ 1.115%)
02/20/2037	700,000	581,000
ConocoPhillips Canada Funding Company
5.950%, 10/15/2036	1,000,000	1,067,980
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)	495,000	529,804
Discover Financial Services
10.250%, 07/15/2019	765,000	901,096

The accompanying notes are an integral part of the financial statements.	3

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Ford Motor Credit Company LLC
7.500%, 08/01/2012	$195,000	$198,415
General Electric Capital Corp.
5.450%, 01/15/2013	261,000	280,414
5.625%, 05/01/2018	605,000	628,075
General Electric Capital Corp., GMTN
6.000%, 08/07/2019	325,000	344,299
General Electric Capital Corp., MTN
0.902%, 08/15/2036 (P)	820,000	585,704
GTP Towers Issuer LLC
4.436%, 02/15/2015 (S)	645,000	666,961
8.112%, 02/15/2015 (S)	600,000	626,154
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	345,000	356,276
6.800%, 06/15/2018 (S)	1,350,000	1,406,406
Hartford Financial Services Group, Inc.
6.300%, 03/15/2018	485,000	500,775
HBOS PLC (5.375% to 11/01/2013, then
3 month LIBOR + 1.703%)
(Q)(S)	22,000	15,510
HSBC Finance Corp.
5.000%, 06/30/2015	645,000	667,256
HSBC Holdings PLC
6.500%, 09/15/2037	435,000	441,653
Hyundai Capital Services, Inc.
6.000%, 05/05/2015 (S)	415,000	447,584
International Lease Finance Corp.
6.375%, 03/25/2013	540,000	491,400
JPMorgan Chase & Company
4.650%, 06/01/2014	655,000	692,612
6.000%, 01/15/2018	1,280,000	1,381,896
6.300%, 04/23/2019	1,267,000	1,379,218
6.750%, 02/01/2011	218,000	225,710
JPMorgan Chase & Company, Series 1
(7.900% to 04/30/2018, then 3 month
LIBOR + 3.470%)
(Q)	510,000	518,798
JPMorgan Chase Capital XX
6.550%, 09/29/2036	250,000	234,476
JPMorgan Chase Capital XXIII (1.250%
to 05/15/2047, then 3 month LIBOR
+ 2.030%)
(Q)	915,000	675,352
Lloyds TSB Group PLC (6.267% to
11/01/2016, then 3 month
LIBOR +1.035%)
(Q)(H)(S)	545,000	288,850
Lloyds TSB Group PLC (6.413% to
10/01/2035, then 3 month LIBOR
+ 1.496%)
(Q)(H)(S)	450,000	238,500
MBNA Capital
1.144%, 02/01/2027 (P)	23,000	15,537
Merna Reinsurance, Ltd.
2.040%, 07/07/2010 (P)(S)	1,000,000	996,300
Merrill Lynch & Company, Inc.
0.481%, 06/05/2012 (P)	472,000	458,675
0.894%, 05/02/2017 (P)	1,000,000	890,938
6.875%, 04/25/2018	1,515,000	1,560,436
7.750%, 05/14/2038	1,355,000	1,397,600
Nationstar Mortgage/Nationstar
Capital Corp.
10.875%, 04/01/2015 (S)	640,000	547,200

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Nelnet, Inc. (7.400% to 09/29/2011, then
3 month LIBOR + 3.376%)
09/29/2036	$400,000	$340,145
New Communications Holdings, Inc.
8.500%, 04/15/2020 (S)	480,000	472,800
PNC Financial Services Group, Inc.
(8.250% to 05/21/2013 then 3 month
LIBOR + 4.220%)
(Q)	760,000	766,601
PNC Funding Corp.
4.250%, 09/21/2015	750,000	772,303
Santander Issuances SA (6.500% to
11/15/2014, then 3 month LIBOR
+ 3.920%)
08/11/2019 (S)	400,000	417,572
SLM Corp.
0.616%, 01/27/2014 (P)	1,840,000	1,552,920
SLM Corp., MTN
8.450%, 06/15/2018	560,000	509,279
Standard Chartered PLC
6.400%, 09/26/2017 (S)	1,000,000	1,047,188
Standard Chartered PLC (6.409% to
01/30/2017, then 3 month LIBOR
+ 1.510%)
(Q)(S)	715,000	608,835
SunTrust Capital VIII (6.100% to
12/15/2036, then 1 month LIBOR
+ 1.965%)
(Q)	414,000	314,640
SunTrust Preferred Capital I (5.853% to
12/15/2011) then 3 month LIBOR
+ 0.645%)
(Q)	102,000	69,360
Teco Finance, Inc.
6.572%, 11/01/2017	302,000	335,962
TuranAlem Finance BV
7.875%, 06/02/2010 (H)	12,000	5,760
USB Capital IX (6.189% to 04/15/2011,
then 3 month LIBOR + 1.020%)
(Q)	2,025,000	1,579,500
USB Realty Corp. (6.091% to 01/15/2012,
then 3 month LIBOR + 1.147%)
(Q)(S)	500,000	365,000
Vita Capital III, Ltd., Series B-I
1.391%, 01/01/2011 (P)(S)	870,000	859,560
Wells Fargo Capital XIII, Series GMTN
(7.700% to 03/26/2013, then 3 month
US LIBOR + 3.890%)
(Q)	1,000,000	985,000

		57,727,026
Electric - 3.83%
AES Eastern Energy LP, Series 1999-A
9.000%, 01/02/2017	562,976	585,495
AES Gener SA
7.500%, 03/25/2014	218,000	236,080
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)	370,000	371,220
American Electric Power Company, Inc.
5.250%, 06/01/2015	210,000	227,046
Appalachian Power Company
5.800%, 10/01/2035	39,000	38,883
7.000%, 04/01/2038	425,000	483,882
Aquila, Inc.
11.875%, 07/01/2012	720,000	829,440

The accompanying notes are an integral part of the financial statements.	4

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
Arizona Public Service Company
5.500%, 09/01/2035	$222,000	$205,684
BVPS II Funding Corp.
8.890%, 06/01/2017	274,000	309,035
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	10,000	11,481
CMS Energy Corp.
6.250%, 02/01/2020	975,000	920,961
Commonwealth Edison Company
5.800%, 03/15/2018	2,225,000	2,447,796
Constellation Energy Group, Inc.
7.600%, 04/01/2032	246,000	292,776
Dominion Resources, Inc.
5.000%, 03/15/2013	575,000	620,775
5.700%, 09/17/2012	207,000	223,276
Dominion Resources, Inc. (6.300% to
09/30/2011, then 3 month LIBOR
+ 2.300%)
09/30/2066	800,000	740,000
DTE Energy Company
7.625%, 05/15/2014	435,000	508,239
Duke Energy Corp.
6.300%, 02/01/2014	335,000	375,937
Enel Finance International SA
6.250%, 09/15/2017 (S)	565,000	603,957
Enersis SA
7.375%, 01/15/2014	12,000	13,365
FirstEnergy Corp.
6.450%, 11/15/2011	9,000	9,522
7.375%, 11/15/2031	676,000	698,402
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	460,000	474,684
FPL Group Capital, Inc. (6.350% to
10/31/2016, then 3 month LIBOR +
2.068% )
10/01/2066	650,000	591,500
Indiantown Cogeneration LP, Series A-9
9.260%, 12/15/2010	27,206	27,738
Ipalco Enterprises, Inc.
8.625%, 11/14/2011	365,000	380,513
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	2,220,000	2,433,639
ITC Holdings Corp.
5.500%, 01/15/2020 (S)	575,000	605,545
5.875%, 09/30/2016 (S)	170,000	180,779
Listrindo Capital BV
9.250%, 01/29/2015 (S)	180,000	181,845
Midwest Generation LLC, Series B
8.560%, 01/02/2016	822,526	818,413
Monongahela Power Company
7.950%, 12/15/2013 (S)	665,000	779,639
National Grid PLC
6.300%, 08/01/2016	485,000	546,308
Nevada Power Company
6.650%, 04/01/2036	530,000	573,272
Pacific Gas & Electric Company
4.200%, 03/01/2011	246,000	250,770
4.800%, 03/01/2014	212,000	229,192
8.250%, 10/15/2018	455,000	563,750
Peco Energy Company
5.350%, 03/01/2018	1,000,000	1,099,354
PNPP II Funding Corp.
9.120%, 05/30/2016	206,000	223,910
PSEG Power LLC
5.000%, 04/01/2014	214,000	228,035

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
PSEG Power LLC (continued)
8.625%, 04/15/2031	$214,000	$276,607
Public Service Company of New Mexico
7.950%, 05/15/2018	1,000,000	1,044,558
San Diego Gas & Electric
Company, Series FFF
6.125%, 09/15/2037	1,000,000	1,132,043
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	840,000	930,685
SPI Electricity & Gas Australia
Holdings Pty, Ltd.
6.150%, 11/15/2013 (S)	16,000	17,344
Texas Competitive Electric Holdings
Company LLC
10.250%, 11/01/2015	740,000	495,800
TransAlta Corp.
6.650%, 05/15/2018	580,000	632,479
United Energy Distribution Property, Ltd.
4.700%, 04/15/2011 (S)	96,000	98,770
Virginia Electric and Power Company
6.000%, 01/15/2036	620,000	653,305
Waterford 3 Funding Corp.
8.090%, 01/02/2017	405,049	419,189

		26,642,918
Electrical Components & Equipment - 0.03%
Coleman Cable, Inc.
9.000%, 02/15/2018 (S)	240,000	234,600
Electronics - 0.10%
Amphenol Corp.
4.750%, 11/15/2014	675,000	708,059
Energy-Alternate Sources - 0.03%
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	182,488	202,385
Engineering & Construction - 0.05%
Odebrecht Finance, Ltd.
7.000%, 04/21/2020 (S)	390,000	384,150
Entertainment - 0.45%
AMC Entertainment, Inc.
8.000%, 03/01/2014	705,000	697,950
8.750%, 06/01/2019	210,000	212,100
Cinemark USA, Inc.
8.625%, 06/15/2019	290,000	292,900
Greektown Holdings LLC
10.750%, 12/01/2013 (H)(S)	220,000	14,025
HRP Myrtle Beach Operations LLC
04/01/2012 (H)(S)	140,000	0
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	820,000	766,700
Mohegan Tribal Gaming Authority
8.000%, 04/01/2012	300,000	262,500
Pokagon Gaming Authority
10.375%, 06/15/2014 (S)	600,000	621,000
Regal Cinemas Corp.
8.625%, 07/15/2019	145,000	147,175
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	185,000	118,400

		3,132,750
Food - 1.28%
B&G Foods, Inc.
7.625%, 01/15/2018	275,000	274,313
Bumble Bee Foods LLC
7.750%, 12/15/2015 (S)	250,000	248,750

The accompanying notes are an integral part of the financial statements.	5

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Food (continued)
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)	$275,000	$273,625
General Mills, Inc.
5.650%, 09/10/2012	421,000	457,774
5.700%, 02/15/2017	245,000	277,418
Kraft Foods, Inc.
5.375%, 02/10/2020	895,000	929,504
5.625%, 11/01/2011	219,000	231,462
6.000%, 02/11/2013	605,000	667,699
6.125%, 02/01/2018	580,000	640,271
Kroger Company
6.800%, 12/15/2018	920,000	1,061,502
7.000%, 05/01/2018	580,000	671,759
McCormick & Company, Inc.
5.750%, 12/15/2017	1,000,000	1,109,232
Nabisco, Inc.
7.550%, 06/15/2015	229,000	268,328
Smithfield Foods, Inc.
7.000%, 08/01/2011	18,000	18,180
10.000%, 07/15/2014 (S)	420,000	449,663
SUPERVALU, Inc.
7.500%, 11/15/2014	500,000	505,000
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	208,000	213,700
Tesco PLC
6.150%, 11/15/2037 (S)	570,000	620,269

		8,918,449
Forest Products & Paper - 0.43%
Boise Paper Holdings LLC
8.000%, 04/01/2020 (S)	95,000	95,713
International Paper Company
7.950%, 06/15/2018	520,000	605,490
9.375%, 05/15/2019	530,000	665,046
NewPage Corp.
11.375%, 12/31/2014	125,000	116,875
PE Paper Escrow GmbH
12.000%, 08/01/2014 (S)	100,000	109,500
Verso Paper Holdings LLC
9.125%, 08/01/2014	685,000	647,325
Westvaco Corp.
7.950%, 02/15/2031	675,000	727,840

		2,967,789
Gas - 0.38%
CenterPoint Energy, Inc.
6.500%, 05/01/2018	1,000,000	1,107,081
Michigan Consolidated Gas Company
5.700%, 03/15/2033	14,000	14,138
Sempra Energy
6.500%, 06/01/2016	450,000	514,172
8.900%, 11/15/2013	360,000	428,565
Southern Union Company (7.200% to
11/01/2011, then 3 month LIBOR
+ 3.0175%)
11/01/2066	610,000	549,000

		2,612,956
Healthcare Products - 0.16%
Covidien International Finance SA
6.000%, 10/15/2017	610,000	688,681
Inverness Medical Innovations, Inc.
7.875%, 02/01/2016	435,000	417,600

		1,106,281

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Services - 0.39%
Cigna Corp.
6.150%, 11/15/2036	$500,000	$508,216
Coventry Health Care, Inc.
5.875%, 01/15/2012	225,000	234,192
6.300%, 08/15/2014	420,000	444,980
HCA, Inc.
8.500%, 04/15/2019 (S)	440,000	459,800
UnitedHealth Group, Inc.
4.875%, 02/15/2013	225,000	240,716
5.375%, 03/15/2016	15,000	16,126
5.800%, 03/15/2036	115,000	110,967
WellPoint, Inc.
5.000%, 12/15/2014	208,000	224,044
6.375%, 06/15/2037	415,000	448,554

		2,687,595
Holding Companies - 0.16%
ESI Tractebel Acquisition Corp., Series B
7.990%, 12/30/2011	313,000	313,000
Susser Holdings LLC / Susser
Finance Corp.
8.500%, 05/15/2016 (S)	135,000	133,313
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	665,000	653,363

		1,099,676
Home Builders - 0.03%
Pulte Homes, Inc.
6.250%, 02/15/2013	210,000	213,675
Home Furnishings - 0.13%
Whirlpool Corp.
8.000%, 05/01/2012	425,000	465,755
8.600%, 05/01/2014	370,000	438,456

		904,211
Household Products - 0.30%
ACCO Brands Corp.
10.625%, 03/15/2015	140,000	151,550
Clorox Company
5.000%, 03/01/2013	600,000	649,407
5.950%, 10/15/2017	500,000	562,343
Yankee Acquisition Corp.
8.500%, 02/15/2015	745,000	746,863

		2,110,163
Housewares - 0.02%
Libbey Glass, Inc.
10.000%, 02/15/2015 (S)	115,000	119,313
Insurance - 5.15%
Aflac, Inc.
6.900%, 12/17/2039	365,000	365,138
8.500%, 05/15/2019	640,000	761,027
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	990,000	1,076,560
American International Group, Inc.
5.450%, 05/18/2017	1,000,000	835,000
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058	700,000	546,000
Assurant, Inc.
5.625%, 02/15/2014	209,000	219,529
6.750%, 02/15/2034	550,000	534,472

The accompanying notes are an integral part of the financial statements.	6

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
AXA SA (6.379% to 12/13/2036, then
3 month LIBOR + 2.256%)
(Q)(S)	$785,000	$620,150
CNA Financial Corp.
6.000%, 08/15/2011	280,000	288,060
6.500%, 08/15/2016	1,325,000	1,369,036
7.350%, 11/15/2019	475,000	499,296
Endurance Specialty Holdings, Ltd.
7.000%, 07/15/2034	800,000	742,116
Financial Security Assurance
Holdings, Ltd. (6.400% to 12/15/2036,
then 1 month LIBOR + 2.215%)
12/15/2066 (S)	795,000	508,800
Foundation Re II, Ltd.
7.195%, 11/26/2010 (P)(S)	250,000	243,750
Genworth Financial, Inc.
6.515%, 05/22/2018	600,000	571,146
Genworth Financial, Inc. (6.150% to
11/15/2016, then 3 month
LIBOR 2.003%)
11/15/2066	500,000	347,500
Hartford Financial Services Group, Inc.
4.625%, 07/15/2013	8,000	8,215
Horace Mann Educators Corp.
6.850%, 04/15/2016	335,000	348,393
Liberty Mutual Group, Inc.
6.500%, 03/15/2035 (S)	683,000	591,477
7.300%, 06/15/2014 (S)	380,000	411,271
7.500%, 08/15/2036 (S)	1,970,000	1,808,167
7.800%, 03/15/2037 (S)	1,005,000	834,150
Lincoln National Corp.
8.750%, 07/01/2019	3,600,000	4,429,386
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month LIBOR
+ 2.040%)
04/20/2067	495,000	381,150
Lincoln National Corp. (7.000% to
05/17/2016, then 3 month LIBOR
+ 2.358%)
05/17/2066	555,000	455,100
Markel Corp.
6.800%, 02/15/2013	325,000	351,229
Massachusetts Mutual Life
Insurance Company
8.875%, 06/01/2039 (S)	220,000	288,869
MetLife, Inc.
6.750%, 06/01/2016	495,000	554,692
Metropolitan Life Global Funding I
5.125%, 04/10/2013 (S)	405,000	436,826
New York Life Insurance Company
6.750%, 11/15/2039 (S)	730,000	801,615
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	873,000	818,953
Pacific Life Insurance Company
9.250%, 06/15/2039 (S)	940,000	1,170,402
Progressive Corp. (6.700% to 06/15/2017,
then 3 month LIBOR + 2.018%)
06/15/2037	225,000	205,283
Prudential Financial, Inc.
4.750%, 04/01/2014	227,000	237,268
6.200%, 01/15/2015	555,000	610,689
Prudential Financial, Inc., MTN
7.375%, 06/15/2019	1,195,000	1,368,108
Prudential Financial, Inc., MTN, Series D
5.150%, 01/15/2013	540,000	570,769

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
QBE Insurance Group, Ltd.
9.750%, 03/14/2014 (S)	$301,000	$368,052
StanCorp Financial Group, Inc. (6.900%
to 06/01/2017, then 3 month LIBOR
+ 0.251%)
06/01/2067	650,000	535,174
Symetra Financial Corp.
6.125%, 04/01/2016 (S)	350,000	346,568
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	680,000	747,416
The Travelers Companies, Inc.
6.250%, 03/15/2037 (P)	2,500,000	2,330,443
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	575,000	586,811
Unum Group
7.125%, 09/30/2016	510,000	570,560
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	685,000	737,481
W.R. Berkley Corp.
5.125%, 09/30/2010	900,000	905,226
5.600%, 05/15/2015	335,000	345,586
6.150%, 08/15/2019	14,000	14,126
White Mountains Re Group, Ltd. (7.506%
to 06/30/2017, then 3 month LIBOR
+ 3.200%)
(Q)(S)	1,540,000	1,247,908
Willis North America, Inc.
7.000%, 09/29/2019	695,000	726,341
XL Capital, Ltd. (6.500% to 4/15/2017,
then 3 month LIBOR + 2.458%)
(Q)	275,000	192,500

		35,863,784
Internet - 0.03%
Equinix, Inc.
8.125%, 03/01/2018	215,000	218,225
Iron & Steel - 0.16%
Allegheny Technologies, Inc.
9.375%, 06/01/2019	300,000	351,344
ArcelorMittal
9.850%, 06/01/2019	600,000	732,386

		1,083,730
Leisure Time - 0.12%
Royal Caribbean Cruises, Ltd.
7.000%, 06/15/2013	835,000	821,431
Lodging - 0.23%
Little Traverse Bay Bands of
Odawa Indians
10.250%, 02/15/2014 (H)(S)	460,000	152,375
Marriott International, Inc.
4.625%, 06/15/2012	26,000	26,879
MGM Mirage, Inc.
9.000%, 03/15/2020 (S)	130,000	130,325
MTR Gaming Group, Inc.
12.625%, 07/15/2014	205,000	205,000
MTR Gaming Group, Inc., Series B
9.000%, 06/01/2012	530,000	413,400
Turning Stone Resort Casino Enterprises
9.125%, 09/15/2014 (S)	700,000	696,500

		1,624,479

The accompanying notes are an integral part of the financial statements.	7

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Machinery-Construction & Mining - 0.06%
Terex Corp.
10.875%, 06/01/2016	$400,000	$430,000
Machinery-Diversified - 0.11%
Altra Holdings, Inc.
8.125%, 12/01/2016 (S)	305,000	304,238
Case New Holland, Inc.
7.750%, 09/01/2013	480,000	488,400

		792,638
Media - 2.22%
Cablevision Systems Corp.
8.625%, 09/15/2017 (S)	225,000	226,125
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016	213,588	242,689
CCO Holdings LLC / CCO Holdings
Capital Corp.
8.125%, 04/30/2020 (S)	290,000	287,100
Clear Channel Worldwide Holdings,
Inc., Series A
9.250%, 12/15/2017 (S)	610,000	617,625
Comcast Cable Holdings LLC
9.800%, 02/01/2012	730,000	819,226
COX Communications, Inc.
4.625%, 06/01/2013	340,000	362,263
5.450%, 12/15/2014	218,000	238,351
6.750%, 03/15/2011	209,000	216,905
CSC Holdings, Inc.
7.875%, 02/15/2018	640,000	652,800
DirecTV Holdings LLC
6.350%, 03/15/2040 (S)	325,000	331,459
7.625%, 05/15/2016	1,160,000	1,252,800
Grupo Televisa SA
6.625%, 01/15/2040	425,000	425,453
News America Holdings, Inc.
6.750%, 01/09/2038	2,000	2,152
7.750%, 12/01/2045	9,000	10,878
News America, Inc.
6.650%, 11/15/2037	865,000	935,837
Time Warner Cable, Inc.
6.550%, 05/01/2037	550,000	573,379
6.750%, 07/01/2018	1,385,000	1,559,770
Time Warner Companies, Inc.
7.570%, 02/01/2024	34,000	39,964
Time Warner Entertainment Company LP
8.375%, 03/15/2023 to 07/15/2033	870,000	1,067,700
Time Warner, Inc.
7.625%, 04/15/2031	9,000	10,348
Viacom, Inc.
6.875%, 04/30/2036	760,000	823,395
7.875%, 07/30/2030	495,000	543,048
Videotron Ltee
7.125%, 01/15/2020 (S)	600,000	589,969
Vivendi SA
5.750%, 04/04/2013 (S)	2,515,000	2,684,476
XM Satellite Radio, Inc.
11.250%, 06/15/2013 (S)	120,000	128,400
13.000%, 08/01/2013 (S)	725,000	793,875

		15,435,987
Metal Fabricate/Hardware - 0.08%
Commercial Metals Company
7.350%, 08/15/2018	405,000	425,248
Severstal Columbus LLC
10.250%, 02/15/2018 (S)	125,000	129,375

		554,623

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Mining - 0.71%
Alcan, Inc.
5.000%, 06/01/2015	$6,000	$6,268
Alcoa, Inc.
5.720%, 02/23/2019	150,000	141,050
CII Carbon LLC
11.125%, 11/15/2015 (S)	705,000	690,900
Corporacion Nacional del Cobre
5.500%, 10/15/2013 (S)	209,000	225,543
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	520,000	525,499
Rio Tinto Finance USA, Ltd.
8.950%, 05/01/2014	480,000	576,651
Teck Resources, Ltd.
10.750%, 05/15/2019	1,510,000	1,819,550
Vale Overseas, Ltd.
6.875%, 11/10/2039	465,000	463,166
Vedanta Resources PLC
8.750%, 01/15/2014 (S)	465,000	469,650

		4,918,277
Miscellaneous Manufacturers - 0.88%
Bombardier, Inc.
7.750%, 03/15/2020 (S)	350,000	354,375
Colt Defense LLC
8.750%, 11/15/2017 (S)	315,000	252,000
Eaton Corp.
4.900%, 05/15/2013	450,000	487,443
General Electric Company
5.000%, 02/01/2013	247,000	264,417
5.250%, 12/06/2017	485,000	519,181
Parker Hannifin Corp.
5.500%, 05/15/2018	1,000,000	1,102,765
Textron, Inc.
5.600%, 12/01/2017	650,000	679,939
Trimas Corp.
9.750%, 12/15/2017 (S)	130,000	131,950
Tyco Electronics Group SA
6.000%, 10/01/2012	410,000	442,151
6.550%, 10/01/2017	730,000	833,581
7.125%, 10/01/2037	501,000	560,021
Tyco International Finance SA
8.500%, 01/15/2019	400,000	509,818

		6,137,641
Oil & Gas - 2.01%
Anadarko Finance Company
7.500%, 05/01/2031	900,000	936,826
Anadarko Petroleum Corp.
6.450%, 09/15/2036	1,000,000	946,770
8.700%, 03/15/2019	500,000	587,315
Apache Corp.
6.900%, 09/15/2018	455,000	547,222
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	10,000	10,577
Devon Energy Corp.
5.625%, 01/15/2014	400,000	441,360
Devon Financing Corp.
6.875%, 09/30/2011	205,000	219,077
7.875%, 09/30/2031	1,060,000	1,324,020
EnCana Corp.
6.500%, 08/15/2034	1,000,000	1,072,369
Gibson Energy ULC
10.000%, 01/15/2018 (S)	365,000	356,788
Linn Energy LLC
8.625%, 04/15/2020 (S)	260,000	257,400

The accompanying notes are an integral part of the financial statements.	8

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Marathon Oil Corp.
6.800%, 03/15/2032	$760,000	$851,205
McMoRan Exploration Company
11.875%, 11/15/2014	295,000	296,844
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)	320,000	354,092
Nexen, Inc.
5.875%, 03/10/2035	212,000	198,937
6.400%, 05/15/2037	625,000	627,212
NuStar Logistics LP
7.650%, 04/15/2018	470,000	529,030
Pan American Energy LLC
7.875%, 05/07/2021 (S)	330,000	323,400
Pemex Project Funding Master Trust
1.557%, 06/15/2010 (P)(S)	218,000	216,910
Petro-Canada
6.050%, 05/15/2018	396,000	432,676
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.838%, 09/30/2027 (S)	330,000	328,555
Suncor Energy, Inc.
6.100%, 06/01/2018	760,000	833,250
Talisman Energy, Inc.
6.250%, 02/01/2038	1,150,000	1,181,844
Valero Logistics Operations LP
6.050%, 03/15/2013	248,000	263,095
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)	797,941	828,918

		13,965,692
Oil & Gas Services - 0.24%
BJ Services Company
6.000%, 06/01/2018	880,000	983,457
Thermon Industries, Inc.
9.500%, 05/01/2017 (S)	140,000	138,600
Weatherford International, Ltd.
6.500%, 08/01/2036	600,000	573,134

		1,695,191
Packaging & Containers - 0.21%
Ball Corp.
6.750%, 09/15/2020	500,000	486,250
BWAY Corp.
10.000%, 04/15/2014	435,000	480,675
Graphic Packaging International, Inc.
9.500%, 06/15/2017	225,000	234,000
Solo Cup Company
10.500%, 11/01/2013	145,000	147,538
U.S. Corrugated, Inc.
10.000%, 06/12/2013	110,000	93,500

		1,441,963
Pharmaceuticals - 0.57%
Allergan, Inc.
5.750%, 04/01/2016	400,000	458,120
BioScrip, Inc.
10.250%, 10/01/2015 (S)	285,000	277,875
Medco Health Solutions, Inc.
7.250%, 08/15/2013	1,090,000	1,250,277
Merck & Company, Inc.
5.300%, 12/01/2013	218,000	243,243
Teva Pharmaceutical Finance
Company LLC
5.550%, 02/01/2016	170,000	191,786
Teva Pharmaceutical Finance LLC
6.150%, 02/01/2036	170,000	183,803

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Watson Pharmaceuticals, Inc.
6.125%, 08/15/2019	$580,000	$620,972
Wyeth
5.500%, 03/15/2013	670,000	738,427

		3,964,503
Pipelines - 3.69%
CenterPoint Energy Resources Corp.
6.000%, 05/15/2018	1,000,000	1,074,882
7.875%, 04/01/2013	235,000	269,321
DCP Midstream LLC
9.750%, 03/15/2019 (S)	595,000	759,468
Duke Capital LLC
6.750%, 02/15/2032	511,000	517,512
El Paso Pipeline Partners Operating
Company LLC
6.500%, 04/01/2020	380,000	384,106
Enbridge Energy Partners LP
6.500%, 04/15/2018	600,000	671,847
7.500%, 04/15/2038	600,000	683,345
Energy Transfer Partners LP
5.950%, 02/01/2015	305,000	324,706
6.700%, 07/01/2018	1,000,000	1,070,635
7.500%, 07/01/2038	1,440,000	1,544,577
8.500%, 04/15/2014	375,000	437,644
9.700%, 03/15/2019	505,000	616,957
Enterprise Products Operating LLC
6.300%, 09/15/2017	820,000	896,519
6.875%, 03/01/2033	209,000	217,200
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	1,105,000	966,875
Enterprise Products Operating LLC
(7.034% to 01/15/18, then higher of
7.034% or 3 month LIBOR + 2.680%)
01/15/2068	630,000	578,025
Enterprise Products Operating
LLC, Series K
4.950%, 06/01/2010	210,000	210,000
Gulf South Pipeline Company LP
5.750%, 08/15/2012 (S)	350,000	376,497
Kinder Morgan Energy Partners LP
5.800%, 03/15/2035	208,000	188,275
6.950%, 01/15/2038	540,000	552,701
7.300%, 08/15/2033	212,000	230,535
7.750%, 03/15/2032	200,000	223,853
MarkWest Energy Partners LP, Series B
8.500%, 07/15/2016	375,000	376,875
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	1,670,000	1,750,679
ONEOK Partners LP
6.150%, 10/01/2016	728,000	811,850
6.650%, 10/01/2036	1,245,000	1,256,932
Plains All American Pipeline LP
8.750%, 05/01/2019	500,000	593,799
Regency Energy Partners LP
9.375%, 06/01/2016 (S)	460,000	478,400
Spectra Energy Capital LLC
6.200%, 04/15/2018	3,515,000	3,810,654
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	685,000	767,698
Texas Gas Transmission LLC
5.500%, 04/01/2013 (S)	1,000,000	1,083,394

The accompanying notes are an integral part of the financial statements.	9

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pipelines (continued)
TransCanada Pipelines, Ltd.
7.125%, 01/15/2019	$400,000	$469,508
Williams Partners LP
7.250%, 02/01/2017	1,330,000	1,501,420

		25,696,689
Real Estate - 4.46%
AMB Property LP
6.625%, 12/01/2019	770,000	812,949
AvalonBay Communities, Inc.
5.500%, 01/15/2012	319,000	335,933
Biomed Realty LP
6.125%, 04/15/2020 (S)	190,000	194,364
Boston Properties LP
5.875%, 10/15/2019	425,000	446,208
6.250%, 01/15/2013	215,000	234,678
Brandywine Operating Partnership LP
7.500%, 05/15/2015	550,000	606,652
BRE Properties, Inc.
5.500%, 03/15/2017	1,430,000	1,416,561
Camden Property Trust
5.000%, 06/15/2015	216,000	219,672
Colonial Properties Trust
6.250%, 06/15/2014	211,000	212,447
Developers Diversified Realty Corp.
4.625%, 08/01/2010	22,000	22,025
5.375%, 10/15/2012	1,500,000	1,487,280
7.500%, 04/01/2017	600,000	597,122
Dexus Property Group
7.125%, 10/15/2014 (S)	465,000	506,793
Duke Realty LP
5.950%, 02/15/2017	1,505,000	1,518,277
6.250%, 05/15/2013	1,000,000	1,060,019
6.750%, 03/15/2020	1,125,000	1,180,412
ERP Operating LP
5.125%, 03/15/2016	670,000	704,666
5.750%, 06/15/2017	775,000	819,769
6.625%, 03/15/2012	748,000	808,065
HCP, Inc.
6.300%, 09/15/2016	1,000,000	1,049,017
Health Care REIT, Inc.
6.000%, 11/15/2013	215,000	232,447
6.200%, 06/01/2016	680,000	738,848
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	827,000	873,056
8.125%, 05/01/2011	360,000	378,638
Hospitality Properties Trust
6.750%, 02/15/2013	1,212,000	1,287,841
HRPT Properties Trust
6.650%, 01/15/2018	640,000	659,824
Kimco Realty Corp.
5.700%, 05/01/2017	690,000	724,856
6.875%, 10/01/2019	545,000	604,908
Mack-Cali Realty LP
7.750%, 08/15/2019	305,000	352,799
ProLogis
5.625%, 11/15/2015 to 11/15/2016	1,550,000	1,504,716
5.750%, 04/01/2016	755,000	741,563
6.625%, 05/15/2018	1,335,000	1,289,485
7.625%, 08/15/2014	760,000	811,108
Realty Income Corp.
5.950%, 09/15/2016	560,000	593,412
Reckson Operating Partnership LP
7.750%, 03/15/2020 (S)	255,000	261,752

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Simon Property Group LP
5.625%, 08/15/2014	$935,000	$1,012,307
5.750%, 12/01/2015	530,000	576,298
5.875%, 03/01/2017	595,000	635,062
10.350%, 04/01/2019	330,000	428,279
Vornado Realty Trust
4.250%, 04/01/2015	1,000,000	1,000,875
WEA Finance LLC
5.400%, 10/01/2012 (S)	1,670,000	1,770,652
6.750%, 09/02/2019 (S)	290,000	320,776

		31,032,411
Retail - 1.23%
Advance Auto Parts, Inc.
5.750%, 05/01/2020	680,000	698,040
Burlington Coat Factory Warehouse Corp.
11.125%, 04/15/2014	590,000	609,175
CVS Caremark Corp.
0.551%, 06/01/2010 (P)	900,000	900,000
6.125%, 08/15/2016	515,000	579,710
CVS Caremark Corp. (6.302% to
06/01/2012, then 3 month LIBOR
+ 2.065%)
06/01/2037	1,135,000	1,027,175
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	364,880	435,787
Darden Restaurants, Inc.
6.800%, 10/15/2037	835,000	911,050
Hillman Group, Inc.
10.875%, 06/01/2018 (S)	310,000	307,675
Macy’s Retail Holdings, Inc.
8.375%, 07/15/2015	570,000	628,425
Phillips-Van Heusen Corp.
7.375%, 05/15/2020	125,000	125,625
Staples, Inc.
9.750%, 01/15/2014	565,000	691,936
Toys R Us Property Company LLC
8.500%, 12/01/2017 (S)	140,000	144,550
Yum! Brands, Inc.
6.250%, 03/15/2018	405,000	451,505
6.875%, 11/15/2037	965,000	1,082,140

		8,592,793
Savings & Loans - 0.04%
Sovereign Capital Trust VI
7.908%, 06/13/2036	295,000	266,554
Semiconductors - 0.04%
Magnachip Semiconductor SA
10.500%, 04/15/2018 (S)	290,000	297,613
Software - 0.08%
Fiserv, Inc.
6.800%, 11/20/2017	505,000	566,682
Storage/Warehousing - 0.08%
Niska Gas Storage US LLC
8.875%, 03/15/2018 (S)	585,000	587,925
Telecommunications - 2.63%
America Movil SAB de CV
5.000%, 03/30/2020 (S)	580,000	577,601
AT&T Wireless Services, Inc.
8.750%, 03/01/2031	209,000	277,505
AT&T, Inc.
5.600%, 05/15/2018	500,000	545,017
5.625%, 06/15/2016	12,000	13,296
6.300%, 01/15/2038	500,000	520,626

The accompanying notes are an integral part of the financial statements.	10

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Axtel SAB de CV
9.000%, 09/22/2019 (S)		$240,000	$204,000
BellSouth Corp.
6.000%, 11/15/2034		820,000	814,562
6.550%, 06/15/2034		420,000	446,301
British Telecommunications PLC
5.950%, 01/15/2018		10,000	10,337
Cisco Systems, Inc.
5.500%, 02/22/2016		510,000	578,680
Citizens Communications Company
6.250%, 01/15/2013		571,000	568,145
9.000%, 08/15/2031		900,000	848,250
Crown Castle International Corp.
7.125%, 11/01/2019		220,000	213,400
Deutsche Telekom International
Finance BV
8.500%, 06/15/2010		222,000	222,485
Deutsche Telekom International
Finance BV
6.750%, 08/20/2018		870,000	977,493
7.125%, 07/11/2011	EUR	1,000	1,300
8.750%, 06/15/2030		$227,000	286,687
Digicel Group, Ltd.
8.875%, 01/15/2015 (S)		700,000	677,250
12.000%, 04/01/2014 (S)		305,000	338,550
Embarq Corp.
7.995%, 06/01/2036		1,270,000	1,280,138
France Telecom SA
7.750%, 03/01/2011		20,000	20,973
Frontier Communications Corp.
8.250%, 05/01/2014		460,000	472,075
Inmarsat Finance PLC
7.375%, 12/01/2017 (S)		110,000	109,725
Intelsat Jackson Holdings, Ltd.
11.500%, 06/15/2016		380,000	398,050
Level 3 Financing, Inc.
10.000%, 02/01/2018 (S)		95,000	83,600
NII Capital Corp.
8.875%, 12/15/2019		435,000	442,613
10.000%, 08/15/2016		310,000	331,700
Qwest Corp.
7.875%, 09/01/2011		315,000	329,963
Rogers Communications, Inc.
9.625%, 05/01/2011		8,000	8,566
SBA Telecommunications, Inc.
8.000%, 08/15/2016 (S)		130,000	133,900
SBA Tower Trust
5.101%, 04/15/2017 (S)		640,000	674,401
SBC Communications, Inc.
5.100%, 09/15/2014		16,000	17,532
6.450%, 06/15/2034		580,000	612,061
Singapore Telecommunications, Ltd.
6.375%, 12/01/2011 (S)		9,000	9,610
Sprint Capital Corp.
6.875%, 11/15/2028		900,000	748,125
8.375%, 03/15/2012		207,000	213,210
8.750%, 03/15/2032		685,000	652,463
Telcordia Technologies, Inc.
11.000%, 05/01/2018 (S)		160,000	155,000
Telecom Italia Capital SA
6.175%, 06/18/2014		345,000	356,907
7.200%, 07/18/2036		650,000	629,739
Verizon Communications, Inc.
6.100%, 04/15/2018		910,000	1,013,603
6.900%, 04/15/2038		450,000	503,666

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon of New York, Inc., Series A
6.875%, 04/01/2012	$15,000	$16,232
West Corp.
11.000%, 10/15/2016	930,000	939,300

		18,274,637
Tobacco - 0.64%
Alliance One International, Inc.
8.500%, 05/15/2012	190,000	192,375
10.000%, 07/15/2016 (S)	610,000	622,200
Altria Group, Inc.
8.500%, 11/10/2013	1,115,000	1,300,078
Philip Morris International, Inc.
4.875%, 05/16/2013	300,000	323,980
5.650%, 05/16/2018	920,000	1,000,116
Reynolds American, Inc.
7.250%, 06/01/2013	930,000	1,028,426

		4,467,175
Transportation - 0.60%
CMA CGM SA
7.250%, 02/01/2013 (S)	455,000	341,250
CSX Corp.
7.375%, 02/01/2019	727,000	872,601
Kansas City Southern de Mexico SA
de CV
8.000%, 02/01/2018 (S)	505,000	504,369
9.375%, 05/01/2012	187,000	190,740
Navios Maritime Holdings, Inc.
9.500%, 12/15/2014	465,000	452,213
RailAmerica, Inc.
9.250%, 07/01/2017	330,000	343,200
Union Pacific Corp.
5.700%, 08/15/2018	785,000	859,095
Western Express, Inc.
12.500%, 04/15/2015 (S)	660,000	620,400

		4,183,868
Trucking&Leasing - 0.13%
GATX Corp.
8.750%, 05/15/2014	765,000	897,964
Water - 0.19%
American Water Capital Corp.
6.085%, 10/15/2017	600,000	648,112
Veolia Environnement
6.000%, 06/01/2018	600,000	653,567

		1,301,679

TOTAL CORPORATE BONDS (Cost $337,006,051)		$354,620,416

MUNICIPAL BONDS - 0.28%
District of Columbia - 0.18%
George Washington University
5.095%, 09/15/2032	1,175,000	1,256,909
New Jersey - 0.10%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	540,000	659,000

TOTAL MUNICIPAL BONDS (Cost $1,767,699)		$1,915,909

COLLATERALIZED MORTGAGE
OBLIGATIONS - 15.34%
American Home Mortgage Assets
Series 2006-6, Class A1A,
0.533%, 12/25/2046 (P)	447,699	234,218

The accompanying notes are an integral part of the financial statements.	11

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
American Home Mortgage Assets (continued)
Series 2006-6, Class XP IO,
2.583%, 12/25/2046	$6,971,135	$297,723
American Home Mortgage Investment
Trust, Series 2004-4, Class 5A
2.386%, 02/25/2045 (P)	468,050	426,012
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	660,000	693,795
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	535,000	563,135
Banc of America Commercial
Mortgage, Inc.
Series 2005-5, Class XC IO,
0.076%, 10/10/2045 (S)	79,794,891	299,207
Series 2004-4, Class A3,
4.128%, 07/10/2042	6,431	6,428
Series 2005-2, Class A4,
4.783%, 07/10/2043 (P)	1,739,390	1,799,645
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	50,846	41,661
Series 2006-1, Class AM,
5.421%, 09/10/2045 (P)	1,600,000	1,430,704
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	1,930,000	1,938,589
Banc of America Funding Corp.
Series 2007-E, Class 4A1,
5.710%, 07/20/2047 (P)	316,627	215,039
Series 2006-B, Class 6A1,
5.826%, 03/20/2036 (P)	396,624	276,890
Banc of America Large Loan, Inc.
Series 2006-BIX1, Class C,
0.517%, 10/15/2019 (P)(S)	1,000,000	866,249
Series 2005-MIB1, Class B,
0.597%, 03/15/2022 (P)(S)	895,000	813,619
Series 2005-MIB1, Class E,
0.737%, 03/15/2022 (P)(S)	490,000	330,437
Bear Stearns Alt-A Trust,
Series 2005-3, Class B2
2.729%, 04/25/2035 (P)	177,956	9,631
Bear Stearns Asset Backed Securities,
Inc., Series 2003-AC4, Class A
5.500%, 09/25/2033	7,323	7,358
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2005-PWR8, Class X1 IO,
0.192%, 06/11/2041 (S)	64,892,402	1,045,196
Series 2004-T16, Class X1 IO,
0.232%, 02/13/2046 (S)	499,535	8,229
Series 2004-PWR6, Class X1 IO,
0.249%, 11/11/2041 (S)	55,818,836	819,515
Series 2004-PWR5, Class X1 IO,
0.306%, 07/11/2042 (S)	420,609	7,006
Series 2006-T24, Class AY IO,
0.427%, 10/12/2041 (S)	26,954,986	330,271
Series 2006-BBA7, Class G,
0.776%, 03/15/2019 (P)(S)	1,700,000	876,045
Series 2005-PWR8, Class E,
4.997%, 06/11/2041 (P)(S)	665,000	334,878
Series 2005-T18, Series G,
5.303%, 02/13/2042 (P)(S)	1,000,000	234,290
Series 2006-PW14, Class D,
5.412%, 12/11/2038 (S)	400,000	144,119

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Mortgage Funding Trust
Series 2006-AR4, Class A1,
0.472%, 12/25/2036 (P)	$1,629,673	$821,434
Series 2006-AR1, Class 2A1,
0.563%, 08/25/2036 (P)	338,853	178,311
Chase Commercial Mortgage Securities
Corp., Series 2000-2, Class C
7.928%, 07/15/2032 (P)	29,619	29,581
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.729%, 03/15/2049 (P)	700,000	721,257
Citigroup Mortgage Loan Trust, Inc.
Series 2005-5, Class 2A3,
5.000%, 08/25/2035	158,542	145,363
Series 2005-10, Class 1A5A,
5.696%, 12/25/2035 (P)	298,779	191,329
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2005-CD1, Class C,
5.223%, 07/15/2044 (P)	190,000	126,685
Series 2005-CD1, Class A4,
5.223%, 07/15/2044 (P)	360,000	374,337
Series 2006-CD2, Class AM,
5.410%, 01/15/2046 (P)	1,000,000	887,893
Commercial Mortgage Pass
Through Certificates
Series 2003-LB1A, Class A2,
4.084%, 06/10/2038	424,859	437,357
Series 2007-C9, Class A4,
5.816%, 12/10/2049 (P)	1,685,000	1,696,742
Countrywide Home Loan Mortgage Pass
Through Trust,
Series 2004-HYB2, Class 4A
2.741%, 07/20/2034 (P)	1,046,895	1,035,108
Credit Suisse Mortgage
Capital Certificates
Series 2006-TFLA, Class A2,
0.497%, 04/15/2021 (P)(S)	1,335,000	1,256,770
Series 2006-TFLA, Class B,
0.567%, 04/15/2021 (P)(S)	870,000	815,551
Crown Castle Towers LLC
Series 2006-1A, Class F,
6.650%, 11/15/2036 (S)	915,000	950,034
Series 2006-1A, Class G,
6.795%, 11/15/2036 (S)	1,225,000	1,271,820
CS First Boston Mortgage
Securities Corp.
Series 2005-C1, Class AX IO,
0.156%, 02/15/2038 (S)	83,291,509	783,340
Series 2004-C4, Class A4,
4.283%, 10/15/2039	160,860	162,572
Series 2005-C1, Class A3,
4.813%, 02/15/2038	655,691	663,195
Series 2001-CKN5, Class A4,
5.435%, 09/15/2034	214,319	221,015
Series 2002-CKN2, Class A3,
6.133%, 04/15/2037	144,746	153,109
Series 2001-CP4, Class A4,
6.180%, 12/15/2035	1,136,895	1,169,402
Federal Home Loan Mortgage Corp.
Series 3630, Class BI IO,
4.000%, 05/15/2027	746,358	112,125
Series 3623, Class LI IO,
4.500%, 01/15/2025	1,260,311	133,778

The accompanying notes are an integral part of the financial statements.	12

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2005-3019, Class MD,
4.750%, 01/15/2031	$250,317	$258,127
Series 3581, Class IO,
6.000%, 10/15/2039	1,202,795	218,507
Series T-41, Class 3A,
7.500%, 07/25/2032 (P)	2,894	3,255
Federal National Mortgage Association
Series 2003-18, Class EX,
4.000%, 06/25/2017	644,052	663,543
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	2,176,203	388,566
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	2,293,139	326,948
Series 402, Class 4 IO,
4.000%, 10/25/2039	3,043,455	705,404
Series 402, Class 3 IO,
4.000%, 11/25/2039	1,708,244	397,955
Series 2009-109, Class IW IO,
4.500%, 04/25/2038	1,864,195	322,142
Series 398, Class C3 IO,
4.500%, 05/25/2039	2,613,965	596,608
Series 401, Class C2 IO,
4.500%, 06/25/2039	1,795,279	392,917
Series 402, Class 7 IO,
4.500%, 11/25/2039	3,117,543	706,707
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	1,868,801	213,647
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	2,925,026	437,640
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	3,873,385	670,192
Series 2001-50, Class BA,
7.000%, 10/25/2041	1,044	1,141
Series 2002-W3, Class A5,
7.500%, 11/25/2041	29,763	32,840
First Horizon Alternative
Mortgage Securities
Series 2004-AA2, Class 2A1,
2.467%, 08/25/2034 (P)	1,380,585	1,126,904
Series 2004-AA5, Class B1,
2.515%, 12/25/2034 (P)	125,681	11,004
Series 2006-RE1, Class A1,
5.500%, 05/25/2035	650,267	525,758
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO,
0.241%, 06/10/2048 (S)	1,382,191	17,178
Series 2005-C1, Class XP IO,
0.475%, 06/10/2048	37,200,615	347,763
Series 2005-C1, Class AJ,
4.826%, 06/10/2048 (P)	1,175,000	977,453
Series 2005-C2, Class C,
5.133%, 05/10/2043 (P)	43,737	29,315
Series 2002-2A, Class A3,
5.349%, 08/11/2036	164,809	172,881
Series 2001-3, Class A2,
6.070%, 06/10/2038	22,214	23,219
Global Tower Partners Acquisition
Partners LLC, Series 2007-1A, Class F
7.050%, 05/15/2037 (S)	135,000	137,700
GMAC Commercial Mortgage Securities,
Inc., Series 2003-C2, Class B
5.501%, 05/10/2040 (P)	1,370,000	1,439,524

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GMAC Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 2A1
5.518%, 04/19/2036 (P)	$213,842	$176,763
Greenpoint Mortgage Funding Trust
Series 2005-AR4, Class 4A2,
0.703%, 10/25/2045 (P)	473,558	117,338
Series 2006-AR1, Class A2A,
0.713%, 02/25/2036 (P)	750,695	221,252
Greenwich Capital Commercial
Funding Corp.
Series 2005-GG3, Class XC IO,
0.377%, 08/10/2042 (S)	53,651,722	770,144
Series 2002-C1, Class A2,
4.112%, 01/11/2017	137,431	140,385
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	1,790,000	1,729,761
Series 2007-GG9, Class C,
5.554%, 03/10/2039 (P)	315,000	89,321
Series 2007-GG9, Class F,
5.633%, 03/10/2039 (P)	170,000	31,631
GS Mortgage Securities Corp. II
Series 2005-GG4, Class XC IO,
0.283%, 07/10/2039 (S)	1,884,947	32,568
Series 2004-GG2, Class E,
5.579%, 08/10/2038 (P)	800,000	431,078
Series 2007-GG10, Class A4,
5.998%, 08/10/2045 (P)	3,060,000	2,873,174
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1,
3.293%, 09/25/2035 (P)	1,354,409	1,275,505
Series 2004-14, Class 3A2,
3.508%, 12/25/2034 (P)	298,351	196,044
Series 2004-9, Class B1,
3.903%, 08/25/2034 (P)	279,662	108,277
Series 2006-AR1, Class 3A1,
5.316%, 01/25/2036 (P)	611,965	553,395
Harborview Mortgage Loan Trust
Series 2007-3, Class ES IO,
0.342%, 05/19/2047	10,954,917	58,061
Series 2007-6, Class ES IO,
0.350%, 08/19/2037 (S)	8,824,849	58,332
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	12,252,696	69,840
Series 2005-16, Class 2A1B,
0.669%, 01/19/2036 (P)	280,123	71,967
Series 2006-SB1, Class A1A IO,
1.271%, 12/19/2036 (P)	567,359	246,431
Series 2005-8, Class 1X IO,
2.440%, 09/19/2035	4,248,721	165,966
Series 2005-11, Class X IO,
2.499%, 08/19/2045	3,472,803	125,801
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
2.076%, 10/25/2036	12,009,295	427,531
Series 2005-AR18, Class 1X IO,
2.352%, 10/25/2036	9,480,968	326,145
Series 2005-AR5, Class B1,
2.841%, 05/25/2035 (P)	292,279	12,024
Series 2004-AR13, Class B1,
5.296%, 01/25/2035 (P)	180,070	17,937
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-LDP2, Class A3,
4.697%, 07/15/2042	2,145,000	2,176,175

The accompanying notes are an integral part of the financial statements.	13

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	$1,830,000	$1,870,457
Series 2005-LDP3, Class A4B,
4.996%, 08/15/2042 (P)	1,495,000	1,339,344
Series 2005-LDP4, Class B,
5.129%, 10/15/2042 (P)	145,000	106,010
Series 2005-LDP5, Class A4,
5.195%, 12/15/2044 (P)	2,025,000	2,122,910
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	1,175,000	1,202,583
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	670,000	664,264
Series 2005-LDP5, Class G,
5.350%, 12/15/2044 (P)(S)	600,000	289,991
Series 2002-C1, Class A3,
5.376%, 07/12/2037	421,734	440,534
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	500,000	444,902
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	1,635,000	1,583,512
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	845,000	853,575
Series 2007-LDPX Class AM,
5.464%, 01/15/2049 (P)	2,000,000	1,585,503
Series 2006-LDP8, Class AJ,
5.480%, 05/15/2045 (P)	1,200,000	953,950
Series 2007-LD11, Class A4,
5.818%, 06/15/2049 (P)	800,000	748,367
Series 2006-LDP7, Class A4,
5.874%, 04/15/2045 (P)	1,385,000	1,442,991
JPMorgan Mortgage Trust
Series 2006-A7, Class 2A5,
5.760%, 01/25/2037 (P)	554,990	89,576
Series 2005-S2, Class 2A16,
6.500%, 09/25/2035	154,650	140,464
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.313%, 02/15/2040 (S)	598,195	11,814
Series 2004-C1, Class XCL IO,
0.365%, 01/15/2036 (S)	23,876,216	579,368
Series 2005-C1, Class A2,
4.310%, 02/15/2030	102,780	103,329
Series 2005-C5, Class A2,
4.885%, 09/15/2030	56,239	57,839
Series 2007-C2, Class A3,
5.430%, 02/15/2040	2,230,000	2,144,727
Series 2005-C2, Class E,
5.456%, 04/15/2040 (P)	740,000	436,030
Series 2007-C7, Class A3,
5.866%, 09/15/2045 (P)	1,300,000	1,271,473
Series 2006-C4, Class A4,
5.882%, 06/15/2038 (P)	1,565,000	1,615,270
Series 2002-C1, Class A4,
6.462%, 03/15/2031	29,619	31,465
Series 2000-C4, Class A2,
7.370%, 08/15/2026	232,606	232,918
Mastr Adjustable Rate Mortgages Trust
Series 2005-2, Class 2A1,
2.787%, 03/25/2035 (P)	1,010,466	575,647
Series 2004-13, Class 2A1,
2.976%, 04/21/2034 (P)	867,011	857,435
Series 2004-8, Class 5A1,
3.130%, 08/25/2034 (P)	567,594	523,297

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Merrill Lynch Floating Trust
Series 2006-1, Class A2,
0.467%, 06/15/2022 (P)(S)	$1,670,000	$1,508,133
Series 2006-1, Class D,
0.537%, 06/15/2022 (P)(S)	750,000	614,956
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO,
0.116%, 07/12/2038 (S)	202,268,556	1,036,910
Series 2006-C2, Class X IO,
0.363%, 08/12/2043 (S)	20,548,676	371,966
Series 2008-C1, Class X IO,
0.564%, 02/14/2051 (S)	33,012,835	764,340
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	31,988	32,589
Series 2005-CKI1, Class A1,
5.077%, 11/12/2037	107,759	108,162
Series 2005-CKI1, Class A6,
5.233%, 11/12/2037 (P)	435,000	450,300
Series 2006-C1, Class AM,
5.655%, 05/12/2039 (P)	1,000,000	885,459
Series 2008-C1, Class A4,
5.690%, 02/12/2051	1,080,000	1,053,000
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	1,000,000	909,918
Series 2006-2, Class A4,
5.909%, 06/12/2046 (P)	785,000	818,484
MLCC Mortgage Investors, Inc.
Series 2007-3, Class M1,
5.907%, 09/25/2037 (P)	276,611	115,781
Series 2007-3, Class M2,
5.907%, 09/25/2037 (P)	162,153	64,951
Series 2007-3, Class M3,
5.907%, 09/25/2037 (P)	66,769	24,583
Morgan Stanley Capital I
Series 2005-T17, Class X1 IO,
0.187%, 12/13/2041 (S)	1,345,868	18,758
Series 2005-IQ9, Class X1 IO,
0.308%, 07/15/2056 (S)	636,980	17,862
Series 2007-SRR3, Class A,
0.640%, 12/20/2049 (P)(S)	1,000,000	80,000
Series 2007-SRR3, Class B,
0.740%, 12/20/2049 (P)(S)	1,000,000	50,000
Series 2004-T13, Class A2,
3.940%, 09/13/2045	8,476	8,515
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	1,595,000	1,605,180
Series 2005-HQ7, Class A2,
5.208%, 11/14/2042 (P)	415,000	432,844
Series 2005-HQ7, Class AJ,
5.208%, 11/14/2042 (P)	1,500,000	1,296,937
Series 2005-HQ7, Class A4,
5.208%, 11/14/2042 (P)	415,000	430,693
Series 2005-IQ10, Class A4A,
5.230%, 09/15/2042 (P)	555,000	573,802
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	1,255,000	1,207,018
Series 2006-IQ12, Class E,
5.538%, 12/15/2043 (P)	390,000	65,502
Series 2007-T27, Class A4,
5.649%, 06/11/2042 (P)	275,000	282,256
Series 2006-IQ11, Class AJ,
5.773%, 10/15/2042 (P)	5,300,000	4,012,775

The accompanying notes are an integral part of the financial statements.	14

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I (continued)
Series 2006-T23, Class A4,
5.810%, 08/12/2041 (P)	$630,000	$659,398
Series 2007-IQ15, Class A4,
5.880%, 06/11/2049 (P)	1,575,000	1,580,248
PRLM, Series JF-929, Class AI
4.500%, 07/02/2040	2,985,000	482,264
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
3.010%, 05/25/2035 (P)	303,987	83,573
Residential Accredit Loans, Inc.
Series 2005-QO4, Class X IO,
2.526%, 12/25/2045	10,203,520	344,799
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	11,437	11,090
Salomon Brothers Mortgage Securities VII
Series 2001-C1, Class A3,
6.428%, 12/18/2035	19,150	19,627
Series 2000-C3, Class A2,
6.592%, 12/18/2033	46,838	47,004
Sequoia Mortgage Trust,
Series 2005-3, Class A1
0.540%, 05/20/2035 (P)	4,740	3,876
Structured Asset Securities Corp.,
Series 2003-6A, Class B1
2.793%, 03/25/2033 (P)	450,511	233,143
Timberstar Trust, Series 2006-1A, Class A
5.668%, 10/15/2036 (S)	900,000	923,400
Wachovia Bank Commercial
Mortgage Trust
Series 2005-C17, Class XC IO,
0.115%, 03/15/2042 (S)	72,823,339	537,495
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	37,517	31,119
Series 2005-C16, Class C,
4.985%, 10/15/2041 (P)	1,700,000	1,190,095
Series 2005-C22, Class E,
5.360%, 12/15/2044 (P)	915,000	368,401
Series 2006-C29, Class AJ,
5.368%, 11/15/2048 (P)	1,000,000	733,484
WAMU Commercial Mortgage
Securities Trust
Series 2006-SL1, Class A,
5.418%, 11/23/2043 (P)(S)	782,865	696,856
Series 2007-SL3, Class A,
6.111%, 03/23/2045 (P)(S)	503,293	538,111
Washington Mutual Mortgage Pass-
Through, Series 2005-1, Class 6A1
6.500%, 03/25/2035	14,098	13,176
Washington Mutual, Inc.
Series 2005-AR6, Class B1,
0.943%, 04/25/2045 (P)	937,408	121,679
Series 2005-AR13, Class B1,
0.943%, 10/25/2045 (P)	823,792	89,880
Series 2005-AR19, Class B1,
1.043%, 12/25/2045 (P)	495,860	61,961
Series 2006-AR4, Class 1A1B,
1.380%, 05/25/2046 (P)	482,170	214,678
Series 2005-AR1, Class X IO,
1.578%, 01/25/2045	19,014,228	621,908
Series 2005-AR13, Class X IO,
1.684%, 10/25/2045	29,488,256	626,625
Series 2005-6, Class 1CB,
6.500%, 08/25/2035	185,173	129,216

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wells Fargo Mortgage Backed
Securities Trust
Series 2005-AR5, Class 1A1,
5.085%, 04/25/2035 (P)	$1,148,741	$1,097,081
Series 2006-AR15, Class A3,
5.526%, 10/25/2036 (P)	562,175	158,845

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $109,382,312)		$106,815,932

ASSET BACKED SECURITIES - 2.05%
Alesco Preferred Funding, Ltd.,
Series 14A, Class B
0.928%, 09/23/2037 (P)(S)	941,812	11,905
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	426	415
Anthracite, Ltd.
Series 2002-CIBA, Class A,
0.791%, 05/24/2017 (P)(S)	525,826	489,018
Series 2002-2A, Class B,
5.488%, 12/24/2037 (S)	600,000	535,776
Arbor Realty Mortgage Securities
Series 2006-1A, Class C,
0.916%, 01/26/2042 (P)(S)	370,000	29,600
Series 2006-1A, Class F,
1.366%, 01/26/2042 (P)(S)	615,000	81,297
Argent Securities,
Series 2004-W1, Class M3
1.712%, 03/25/2034 (P)	8,634	2,866
BAE Systems Asset Trust
6.664%, 09/15/2013 (S)	27,890	29,366
Bank of America Auto Trust,
Series 2009-1A, Class A4
3.520%, 06/15/2016 (S)	605,000	630,099
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.614%, 02/28/2041 (P)	565,559	448,307
BMW Vehicle Lease Trust,
Series 2009-1, Class A4
3.660%, 08/15/2013	710,000	729,426
Capital Trust Re CDO, Ltd.,
Series 2005-1A, Class B
0.810%, 03/20/2050 (S)	400,000	44,000
Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A5
0.403%, 10/25/2036 (P)	206,125	171,137
Cedarwoods Credit CDO, Ltd.,
Series 2007-2A, Class B
0.642%, 02/25/2052 (S)	1,000,000	71,540
Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A2
0.442%, 06/25/2036 (P)	853,306	703,038
Credit-Based Asset Servicing
and Securitization
Series 2006-CB2, Class AF2,
5.501%, 12/25/2036	477,695	344,051
Series 2006-MH1, Class B1,
6.250%, 10/25/2036 (S)	460,000	295,765
Crest, Ltd.
Series 2002-IGA, Class A,
0.774%, 07/28/2017 (P)(S)	782,709	735,746
Series 2003-1A, Class B1,
1.201%, 05/28/2038 (P)(S)	600,000	433,836

The accompanying notes are an integral part of the financial statements.	15

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
CW Capital Cobalt, Ltd.,
Series 2005-1A, Class A1
0.531%, 05/25/2045 (P)(S)	$397,006	$130,522
DB Master Finance LLC
Series 2006-1, Class -A2,
5.779%, 06/20/2031 (S)	3,345,000	3,300,144
Series 2006-1, Class -M1,
8.285%, 06/20/2031 (S)	125,000	115,660
Dillon Read CMBS CDO, Ltd.,
Series 2006-1A, Class A3
0.952%, 12/05/2046 (I)(S)	975,000	0
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2,
5.261%, 04/25/2037 (S)	1,015,000	946,459
Series 2007-1, Class M1,
7.629%, 04/25/2037 (S)	1,285,000	1,108,325
Hertz Vehicle Financing LLC,
Series 2009-2A, Class A2
5.290%, 03/25/2016 (S)	730,000	778,436
Highland Park CDO, Ltd.,
Series 2006-1A, Class A2
6.541%, 11/25/2051 (P)(S)	1,230,000	44,477
JER CDO, Series 2006-2A, Class AFL
0.673%, 03/25/2045 (P)(S)	645,837	83,959
Lehman XS Trust
Series 2005-7N, Class 1A1B,
0.643%, 12/25/2035 (P)	669,520	214,154
Series 2005-5N, Class 3A2,
0.703%, 11/25/2035 (P)	514,082	171,786
LNR CDO, Ltd.,
Series 2006-1A, Class BFL
0.814%, 05/28/2043 (P)(S)	700,000	3,281
N-Star Real Estate CDO, Ltd.
0.614%, 07/27/2040 (P)(S)	700,000	455,000
Series 2006-7A, Class B,
0.723%, 06/22/2051 (P)(S)	900,000	45,000
Series 2006-8A, Class E,
1.027%, 02/01/2041 (P)(S)	475,000	28,500
Newcastle CDO, Ltd.,
Series 2005-7A, Class 2FL
0.841%, 12/24/2050 (P)(S)	570,000	11,400
Prima Capital, Ltd.,
Series 2006-CR1A, Class A1
7.000%, 12/25/2048	626,416	543,904
RAIT Preferred Funding, Ltd.,
Series 2007-2A, Class B
1.143%, 06/25/2045 (P)(S)	685,000	136,342
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3,
4.499%, 08/25/2035	66,058	63,122
Series 2005-2, Class AF4,
4.934%, 08/25/2035	335,000	273,474
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.890%, 05/25/2034 (P)	49,000	48,547

TOTAL ASSET BACKED SECURITIES (Cost $24,013,671)		$14,289,680

SUPRANATIONAL OBLIGATIONS - 0.04%
Central American Bank for
Economic Integration
6.750%, 04/15/2013 (S)	12,000	13,068
Corporacion Andina de Fomento
5.200%, 05/21/2013	214,000	230,427
6.875%, 03/15/2012	20,000	21,633

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $249,319)		$265,128

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.29%
Agriculture - 0.05%
Ocean Spray Cranberries, Inc. 6.250% (S)	5,034	$372,516
Diversified Financial Services - 0.18%
BAC Capital Trust XIV (N)	275,000	189,750
BAC Capital Trust XV (N)	925,000	560,184
Bank of America Corp. 8.625%	20,775	514,597

		1,264,531
Telecommunications - 0.06%
Telephone & Data Systems, Inc.,
Series A 7.600%	16,000	396,160

TOTAL PREFERRED STOCKS (Cost $2,434,854)		$2,033,207

CONVERTIBLE BONDS - 0.12%
Airlines - 0.06%
US Airways Group, Inc.
7.250%, 05/15/2014	190,000	398,763
Real Estate - 0.06%
Corporate Office Properties LP
4.250%, 04/15/2030 (S)	485,000	467,419

TOTAL CONVERTIBLE BONDS (Cost $667,241)		$866,182

TERM LOANS (M) - 0.02%
Hotels, Restaurants & Leisure - 0.02%
Greektown Holdings LLC,
09/30/2010 (U)	11,697	11,814
14.500%, 09/30/2010	112,065	113,185

		124,999

TOTAL TERM LOANS (M) (Cost $123,762)		$124,999

SHORT-TERM INVESTMENTS - 2.77%
Short-Term Securities* - 2.77%
Federal Home Loan Bank Discount Note,
0.060%, 06/01/2010	$15,100,000	15,100,000
State Street Institutional US Government
Money Market Fund, 0.03489%	4,157,504	4,157,504

		19,257,504

TOTAL SHORT-TERM INVESTMENTS (Cost $19,257,504)		$19,257,504

Total Investments (Active Bond Fund)
(Cost $685,351,340) - 100.27%		$697,975,857
Other assets and liabilities, net - (0.27%)		(1,881,237)

TOTAL NET ASSETS - 100.00%		$696,094,620

All Cap Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.81%
Consumer Discretionary - 11.48%
Auto Components - 0.64%
Cooper Tire & Rubber Company	9,400	$177,754
Johnson Controls, Inc.	111,700	3,186,801

		3,364,555
Distributors - 0.02%
Core-Mark Holding Company, Inc. (I)	3,300	89,364
Diversified Consumer Services - 0.67%
Career Education Corp. (I)(L)	51,600	1,444,800

The accompanying notes are an integral part of the financial statements.	16

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Corinthian Colleges, Inc. (I)(L)	154,000	$2,062,060

		3,506,860
Hotels, Restaurants & Leisure - 2.32%
Domino’s Pizza, Inc. (I)	27,200	353,600
McDonald’s Corp.	109,838	7,344,867
Ruth’s Hospitality Group, Inc. (I)	17,700	85,668
Starbucks Corp.	166,700	4,315,863

		12,099,998
Household Durables - 0.05%
American Greetings Corp., Class A	8,100	190,998
Blyth, Inc.	1,500	74,460

		265,458
Internet & Catalog Retail - 1.09%
Amazon.com, Inc. (I)	39,704	4,981,264
Liberty Media Corp. - Interactive, Class A
(Tracking Stock) (I)	52,400	679,628

		5,660,892
Leisure Equipment & Products - 0.49%
Jakks Pacific, Inc. (I)	9,300	137,733
Mattel, Inc.	111,500	2,415,090

		2,552,823
Media - 1.05%
Cinemark Holdings, Inc.	14,800	236,652
Comcast Corp., Class A	254,100	4,596,669
Scholastic Corp.	24,700	645,905

		5,479,226
Multiline Retail - 2.08%
Dillard’s, Inc., Class A	48,800	1,400,072
Fred’s, Inc., Class A	11,600	158,804
J.C. Penney Company, Inc.	112,100	3,081,629
Kohl’s Corp. (I)	3,400	172,550
Sears Holdings Corp. (I)(L)	20,300	1,787,618
Target Corp.	73,000	3,980,690
Tuesday Morning Corp. (I)	51,700	292,622

		10,873,985
Specialty Retail - 2.77%
Barnes & Noble, Inc. (L)	72,900	1,474,767
Home Depot, Inc.	11,900	402,934
Lowe’s Companies, Inc.	275,700	6,823,575
Rent-A-Center, Inc. (I)	18,700	452,914
Ross Stores, Inc. (L)	34,400	1,802,560
Signet Jewelers, Ltd. (I)	15,600	484,380
Stage Stores, Inc. (I)	6,800	96,356
The Finish Line, Inc., Class A	11,600	193,140
The Gap, Inc.	125,200	2,729,360

		14,459,986
Textiles, Apparel & Luxury Goods - 0.30%
Coach, Inc.	19,000	781,090
Jones Apparel Group, Inc.	34,200	671,688
Perry Ellis International, Inc. (I)	3,900	93,834

		1,546,612

		59,899,759
Consumer Staples - 7.41%
Beverages - 0.73%
Dr. Pepper Snapple Group, Inc.	96,800	3,664,848
The Coca-Cola Company	2,300	118,220

		3,783,068

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing - 1.36%
CVS Caremark Corp.	46,200	$1,599,906
The Andersons, Inc.	10,300	337,119
Wal-Mart Stores, Inc.	19,700	996,032
Whole Foods Market, Inc. (I)	99,300	4,014,699
Winn-Dixie Stores, Inc. (I)	14,800	165,760

		7,113,516
Food Products - 3.03%
American Italian Pasta Company, Class A (I)	4,700	182,877
Archer-Daniels-Midland Company	90,700	2,291,989
Campbell Soup Company	18,000	644,580
Del Monte Foods Company	61,600	898,128
Fresh Del Monte Produce, Inc. (I)(L)	16,800	336,000
Lancaster Colony Corp.	1,200	65,592
Sanderson Farms, Inc.	36,900	2,023,965
Sara Lee Corp.	14,500	205,465
Smart Balance, Inc. (I)	20,400	121,992
The Hershey Company	73,600	3,444,480
The J.M. Smucker Company	3,100	171,182
Tyson Foods, Inc., Class A	308,400	5,421,672

		15,807,922
Household Products - 1.62%
Central Garden & Pet Company, Class A (I)	8,000	75,680
Colgate-Palmolive Company	73,787	5,762,027
The Procter & Gamble Company	43,222	2,640,432

		8,478,139
Personal Products - 0.05%
China Sky One Medical, Inc. (I)	4,400	55,704
China-Biotics, Inc. (I)(L)	8,400	120,288
Elizabeth Arden, Inc. (I)	4,600	78,200

		254,192
Tobacco - 0.62%
Lorillard, Inc.	41,783	2,987,067
Reynolds American, Inc.	4,700	245,058

		3,232,125

		38,668,962
Energy - 10.68%
Energy Equipment & Services - 3.35%
Complete Production Services, Inc. (I)	14,700	191,247
National Oilwell Varco, Inc.	141,600	5,399,208
Oil States International, Inc. (I)	117,024	4,568,617
Patterson-UTI Energy, Inc.	249,000	3,493,470
Rowan Companies, Inc. (I)	103,183	2,554,811
Schlumberger, Ltd.	17,700	993,855
SEACOR Holdings, Inc. (I)	3,800	277,324

		17,478,532
Oil, Gas & Consumable Fuels - 7.33%
Chevron Corp.	149,400	11,036,178
Cimarex Energy Company	34,300	2,520,364
ConocoPhillips	160,766	8,337,325
Exxon Mobil Corp. (L)	127,400	7,702,604
Marathon Oil Corp.	192,300	5,978,607
Newfield Exploration Company (I)	44,300	2,306,258
Western Refining, Inc. (I)(L)	72,700	382,402

		38,263,738

		55,742,270
Financials - 15.53%
Capital Markets - 2.42%
Morgan Stanley	253,300	6,866,963

The accompanying notes are an integral part of the financial statements.	17

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
The Goldman Sachs Group, Inc.	39,900	$5,755,974

		12,622,937
Commercial Banks - 3.79%
CapitalSource, Inc.	191,100	867,594
Comerica, Inc.	106,600	4,061,460
Commerce Bancshares, Inc.	6,635	246,623
Community Bank Systems, Inc. (L)	3,300	75,405
Fifth Third Bancorp	425,300	5,524,647
PNC Financial Services Group, Inc.	52,300	3,281,825
SunTrust Banks, Inc.	35,400	954,030
Wells Fargo & Company	129,900	3,726,831
Zions Bancorporation	44,700	1,070,565

		19,808,980
Consumer Finance - 2.06%
American Express Company	80,600	3,213,522
AmeriCredit Corp. (I)(L)	10,400	224,848
Capital One Financial Corp.	143,600	5,930,680
Cash America International, Inc.	6,100	225,395
Discover Financial Services	67,300	905,185
Nelnet, Inc., Class A	10,000	198,000
The Student Loan Corp.	2,400	70,440

		10,768,070
Diversified Financial Services - 4.59%
Bank of America Corp.	749,903	11,803,473
Citigroup, Inc. (I)	2,178,200	8,625,672
JPMorgan Chase & Company	50,886	2,014,068
PHH Corp. (I)(L)	67,800	1,494,990

		23,938,203
Insurance - 1.92%
Allied World Assurance
Company Holdings, Ltd.	55,623	2,498,029
American Equity Investment Life
Holding Company	12,100	113,861
Assurant, Inc.	57,600	1,998,720
Chubb Corp.	77,700	3,903,648
Infinity Property & Casualty Corp.	1,500	70,200
Meadowbrook Insurance Group, Inc.	7,400	64,306
Old Republic International Corp.	19,800	274,428
PartnerRe, Ltd.	6,800	496,060
Prudential Financial, Inc.	4,000	230,840
Stewart Information Services Corp.	9,600	101,760
The Progressive Corp.	9,300	182,187
United Fire & Casualty Company	3,100	66,185

		10,000,224
Real Estate Investment Trusts - 0.69%
Agree Realty Corp.	2,900	69,049
American Capital Agency Corp.	25,900	680,134
Ashford Hospitality Trust, Inc. (I)	43,600	346,620
Cousins Properties, Inc.	31,300	241,323
LaSalle Hotel Properties	8,700	195,750
Parkway Properties, Inc.	4,900	82,565
PS Business Parks, Inc.	3,700	199,467
Public Storage	14,500	1,344,005
Resource Capital Corp.	34,500	193,545
Strategic Hotels & Resorts, Inc. (I)	26,000	127,400
Urstadt Biddle Properties, Inc., Class A	3,900	65,286
Winthrop Realty Trust	4,600	58,880

		3,604,024

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 0.06%
NewAlliance Bancshares, Inc.	24,800	$291,896

		81,034,334
Health Care - 12.08%
Biotechnology - 0.80%
Cephalon, Inc. (I)	59,800	3,519,828
Emergent Biosolutions, Inc. (I)	6,000	94,500
Incyte Corp. (I)(L)	30,100	387,989
Martek Biosciences Corp. (I)	6,900	128,271
Nabi Biopharmaceuticals (I)	10,300	56,238

		4,186,826
Health Care Equipment & Supplies - 0.30%
American Medical Systems
Holdings, Inc. (I)(L)	10,000	225,600
Hospira, Inc. (I)	4,900	255,094
Sirona Dental Systems, Inc. (I)	30,300	1,072,014

		1,552,708
Health Care Providers & Services - 7.45%
Aetna, Inc.	64,500	1,880,820
Amedisys, Inc. (I)(L)	55,600	2,764,432
AmerisourceBergen Corp.	179,600	5,617,888
Cardinal Health, Inc.	169,600	5,849,504
CardioNet, Inc. (I)	16,700	128,924
Coventry Health Care, Inc. (I)	252,527	5,227,309
Gentiva Health Services, Inc. (I)	6,900	190,647
Health Net, Inc. (I)	39,900	983,535
Healthspring, Inc. (I)	35,300	613,161
Humana, Inc. (I)	73,200	3,370,860
LifePoint Hospitals, Inc. (I)	23,000	816,270
McKesson Corp.	25,600	1,792,000
Molina Healthcare, Inc. (I)	11,700	321,984
Sun Healthcare Group, Inc. (I)	9,600	87,456
UnitedHealth Group, Inc.	226,800	6,593,076
Universal American Financial Corp. (I)	6,600	96,492
WellPoint, Inc. (I)	49,600	2,544,480

		38,878,838
Life Sciences Tools & Services - 0.86%
Life Technologies Corp. (I)	70,300	3,519,218
Waters Corp. (I)	13,900	951,316

		4,470,534
Pharmaceuticals - 2.67%
Allergan, Inc.	25,700	1,546,883
Endo Pharmaceuticals Holdings, Inc. (I)	66,000	1,382,040
Hi-Tech Pharmacal Company, Inc. (I)(L)	6,100	140,178
Impax Laboratories, Inc. (I)	20,500	432,038
Johnson & Johnson	34,980	2,039,334
Medicis Pharmaceutical Corp., Class A	29,100	674,829
Par Pharmaceutical Companies, Inc. (I)	67,800	1,882,128
Perrigo Company	47,100	2,798,211
Pfizer, Inc.	17,194	261,865
Questcor Pharmaceuticals, Inc. (I)	39,400	373,118
Santarus, Inc. (I)	29,400	84,966
Viropharma, Inc. (I)	23,900	290,863
Watson Pharmaceuticals, Inc. (I)	46,300	2,044,608

		13,951,061

		63,039,967
Industrials - 10.14%
Aerospace & Defense - 1.80%
Ceradyne, Inc. (I)	9,200	198,260
Northrop Grumman Corp.	97,509	5,898,319

The accompanying notes are an integral part of the financial statements.	18

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Raytheon Company	62,800	$3,291,348

		9,387,927
Air Freight & Logistics - 1.20%
United Parcel Service, Inc., Class B	99,400	6,238,344
Airlines - 0.25%
Alaska Air Group, Inc. (I)	19,700	919,990
Hawaiian Holdings, Inc. (I)	28,000	199,360
Skywest, Inc.	13,200	193,578

		1,312,928
Commercial Services & Supplies - 0.44%
Consolidated Graphics, Inc. (I)	2,100	96,474
R.R. Donnelley & Sons Company	115,336	2,209,838

		2,306,312
Construction & Engineering - 1.45%
EMCOR Group, Inc. (I)	156,300	3,902,811
Jacobs Engineering Group, Inc. (I)	42,400	1,770,624
Northwest Pipe Company (I)	2,800	57,512
The Shaw Group, Inc. (I)	54,600	1,862,406

		7,593,353
Electrical Equipment - 0.02%
Fushi Copperweld, Inc. (I)	9,800	97,412
Industrial Conglomerates - 2.47%
3M Company	92,000	7,296,520
Carlisle Companies, Inc.	64,400	2,504,516
General Electric Company	187,300	3,062,355
Seaboard Corp.	39	55,614

		12,919,005
Machinery - 1.87%
Astec Industries, Inc. (I)	6,100	182,207
Eaton Corp.	28,700	2,007,565
Oshkosh Corp. (I)	62,300	2,213,519
Parker Hannifin Corp.	37,100	2,280,166
Timken Company	70,709	2,035,712
Trinity Industries, Inc. (L)	22,909	500,562
Watts Water Technologies, Inc., Class A	16,200	524,880

		9,744,611
Marine - 0.24%
Genco Shipping & Trading, Ltd. (I)(L)	65,300	1,242,659
Road & Rail - 0.29%
Hertz Global Holdings, Inc. (I)(L)	131,000	1,488,160
Trading Companies & Distributors - 0.11%
Aircastle, Ltd.	60,800	598,880

		52,929,591
Information Technology - 21.04%
Communications Equipment - 1.60%
Cisco Systems, Inc. (I)	33,400	773,544
EchoStar Corp., Class A (I)	3,500	73,605
Harris Corp.	23,200	1,088,312
Motorola, Inc. (I)	871,200	5,967,720
Sycamore Networks, Inc.	3,900	68,718
Tellabs, Inc.	42,500	382,500

		8,354,399
Computers & Peripherals - 4.39%
Apple, Inc. (I)	17,539	4,510,329
Hewlett-Packard Company	139,500	6,418,395
SanDisk Corp. (I)	27,000	1,258,740
Seagate Technology (I)	294,600	4,525,056
Synaptics, Inc. (I)(L)	26,600	795,872

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Western Digital Corp. (I)	155,400	$5,409,474

		22,917,866
Electronic Equipment, Instruments & Components - 5.05%
Anixter International, Inc. (I)	9,400	446,500
Arrow Electronics, Inc. (I)	186,356	5,083,792
Avnet, Inc. (I)	179,582	5,157,595
Benchmark Electronics, Inc. (I)	8,500	157,080
Corning, Inc.	306,700	5,345,781
Ingram Micro, Inc., Class A (I)	176,331	2,990,574
Jabil Circuit, Inc.	109,400	1,497,686
Multi-Fineline Electronix, Inc. (I)	3,100	81,933
Tech Data Corp. (I)	117,894	4,792,391
Vishay Intertechnology, Inc. (I)	90,400	818,120

		26,371,452
Internet Software & Services - 2.25%
AOL, Inc. (I)	15,500	319,765
Google, Inc., Class A (I)	20,986	10,181,987
IAC/InterActiveCorp (I)	53,100	1,245,461

		11,747,213
IT Services - 3.95%
Cognizant Technology Solutions
Corp., Class A (I)	11,400	570,456
Computer Sciences Corp.	59,861	2,992,451
International Business Machines Corp.	98,106	12,288,758
MasterCard, Inc., Class A	15,800	3,187,966
Total Systems Services, Inc.	68,800	1,004,480
Unisys Corp. (I)	25,100	582,320

		20,626,431
Semiconductors & Semiconductor Equipment - 0.11%
Intel Corp.	19,100	409,122
Micron Technology, Inc. (I)	19,900	180,891

		590,013
Software - 3.69%
Activision Blizzard, Inc.	524,300	5,636,225
Kenexa Corp. (I)	4,600	65,458
Microsoft Corp.	520,193	13,420,979
Smith Micro Software, Inc. (I)	11,500	113,275

		19,235,937

		109,843,311
Materials - 4.29%
Chemicals - 2.96%
Ashland, Inc.	5,400	289,494
Cabot Corp.	15,100	422,951
CF Industries Holdings, Inc.	69,300	4,753,287
Cytec Industries, Inc.	61,814	2,641,312
Huntsman Corp.	36,000	359,280
Lubrizol Corp.	31,100	2,754,527
Stepan Company	3,900	281,307
The Sherwin-Williams Company	24,800	1,900,423
W.R. Grace & Company (I)	78,700	2,017,081

		15,419,662
Containers & Packaging - 0.16%
Boise, Inc. (I)	138,900	852,846
Metals & Mining - 0.49%
Freeport-McMoRan Copper & Gold, Inc.	36,300	2,542,815
Paper & Forest Products - 0.68%
International Paper Company	121,736	2,827,927

The accompanying notes are an integral part of the financial statements.	19

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
MeadWestvaco Corp.	31,000	$740,900

		3,568,827

		22,384,150
Telecommunication Services - 2.93%
Diversified Telecommunication Services - 2.20%
AT&T, Inc.	461,371	11,211,315
Cbeyond, Inc. (I)	12,300	192,249
Cogent Communications Group, Inc. (I)	11,100	100,455

		11,504,019
Wireless Telecommunication Services - 0.73%
MetroPCS Communications, Inc. (I)(L)	261,600	2,351,784
Telephone & Data Systems, Inc.	30,500	1,002,840
United States Cellular Corp. (I)	10,739	445,776

		3,800,400

		15,304,419
Utilities - 3.23%
Electric Utilities - 2.01%
Exelon Corp.	113,000	4,361,800
Southern Company	187,800	6,141,060

		10,502,860
Independent Power Producers & Energy Traders - 1.03%
Constellation Energy Group, Inc.	38,100	1,347,978
NRG Energy, Inc. (I)(L)	173,200	4,044,220

		5,392,198
Multi-Utilities - 0.19%
DTE Energy Company	3,500	159,285
Integrys Energy Group, Inc. (L)	18,300	827,526

		986,811

		16,881,869

TOTAL COMMON STOCKS (Cost $491,412,470)		$515,728,632

SHORT-TERM INVESTMENTS - 6.02%
Short-Term Securities* - 0.99%
State Street Institutional Liquid Reserves
Fund, 0.1560%	$4,535,900	4,535,900
U.S. Treasury Bills, Zero
Coupon, 09/16/2010 (F)	659,000	658,677

		5,194,577
Securities Lending Collateral - 5.03%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	2,621,166	26,230,273

TOTAL SHORT-TERM INVESTMENTS (Cost $31,418,691)		$31,424,850

Total Investments (All Cap Core Fund)
(Cost $522,831,161) - 104.83%		$547,153,482
Other assets and liabilities, net - (4.83%)		(25,200,571)

TOTAL NET ASSETS - 100.00%		$521,952,911

All Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.86%
Consumer Discretionary - 13.37%
Auto Components - 0.21%
Tenneco, Inc. (I)	36,000	$797,760
Automobiles - 2.16%
Ford Motor Company (I)(L)	629,000	7,378,170
Honda Motor Company, Ltd. (L)	29,408	893,709

		8,271,879
Hotels, Restaurants & Leisure - 1.28%
Carnival Corp.	84,800	3,072,304
Marriott International, Inc., Class A (L)	55,020	1,840,419

		4,912,723
Household Durables - 1.02%
Fortune Brands, Inc.	82,600	3,919,370
Internet & Catalog Retail - 0.54%
NutriSystem, Inc. (L)	93,556	2,081,621
Media - 4.07%
Omnicom Group, Inc.	208,300	7,904,985
The Interpublic Group of Companies, Inc. (I)	430,400	3,593,840
The Walt Disney Company	81,300	2,717,046
Viacom, Inc., Class B	41,200	1,384,732

		15,600,603
Multiline Retail - 0.76%
J.C. Penney Company, Inc.	81,300	2,234,937
Nordstrom, Inc. (L)	16,900	670,930

		2,905,867
Specialty Retail - 2.08%
American Eagle Outfitters, Inc.	74,562	976,762
Best Buy Company, Inc.	104,349	4,408,745
Lowe’s Companies, Inc.	78,891	1,952,552
The Children’s Place Retail Stores, Inc. (I)(L)	14,000	659,820

		7,997,879
Textiles, Apparel & Luxury Goods - 1.25%
Fossil, Inc. (I)	13,902	521,325
NIKE, Inc., Class B	40,600	2,938,628
VF Corp.	17,400	1,345,890

		4,805,843

		51,293,545
Consumer Staples - 0.94%
Food Products - 0.94%
Archer-Daniels-Midland Company	142,700	3,606,029
Energy - 12.41%
Electric Utilities - 0.46%
Nextera Energy, Inc.	35,000	1,747,550
Energy Equipment & Services - 2.01%
Halliburton Company	205,449	5,101,299
Weatherford International, Ltd. (I)	186,200	2,629,144

		7,730,443
Oil, Gas & Consumable Fuels - 9.94%
Apache Corp.	14,925	1,336,385
Chevron Corp.	46,000	3,398,020
El Paso Corp.	572,150	6,488,181
Exxon Mobil Corp. (L)	133,000	8,041,180
Forest Oil Corp. (I)	17,916	477,282
Southwestern Energy Company (I)	83,400	3,136,674
The Williams Companies, Inc.	343,400	6,782,150

The accompanying notes are an integral part of the financial statements.	20

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
XTO Energy, Inc.	198,390	$8,479,189

		38,139,061

		47,617,054
Financials - 19.38%
Capital Markets - 5.95%
Affiliated Managers Group, Inc. (I)(L)	32,300	2,314,295
Invesco, Ltd.	60,900	1,130,304
Lazard, Ltd., Class A	168,846	5,325,403
Morgan Stanley	92,200	2,499,542
Raymond James Financial, Inc. (L)	76,465	2,161,666
State Street Corp.	129,314	4,935,915
The Charles Schwab Corp.	273,901	4,475,542

		22,842,667
Commercial Banks - 7.69%
City National Corp. (L)	81,500	4,700,920
Comerica, Inc.	30,900	1,177,290
Commerce Bancshares, Inc.	78,553	2,919,815
Cullen/Frost Bankers, Inc. (L)	88,481	4,855,837
KeyCorp	532,600	4,271,452
SunTrust Banks, Inc. (L)	105,500	2,843,225
TCF Financial Corp. (L)	123,633	1,995,437
Wells Fargo & Company	139,746	4,009,313
Zions Bancorporation (L)	113,500	2,718,325

		29,491,614
Consumer Finance - 0.64%
Capital One Financial Corp.	59,278	2,448,181
Diversified Financial Services - 3.34%
Bank of America Corp.	552,100	8,690,054
JPMorgan Chase & Company	103,732	4,105,713

		12,795,767
Insurance - 1.76%
Berkshire Hathaway, Inc., Class B (I)	52,100	3,675,655
Chubb Corp.	38,700	1,944,288
Markel Corp. (I)	3,273	1,130,985

		6,750,928

		74,329,157
Health Care - 15.27%
Biotechnology - 2.66%
Amgen, Inc. (I)	162,383	8,408,192
Human Genome Sciences, Inc. (I)(L)	33,200	822,032
Onyx Pharmaceuticals, Inc. (I)	43,200	962,928

		10,193,152
Health Care Equipment & Supplies - 2.64%
Stryker Corp.	54,900	2,911,347
The Cooper Companies, Inc. (L)	106,084	3,910,256
Varian Medical Systems, Inc. (I)(L)	11,025	552,242
Zimmer Holdings, Inc. (I)	49,400	2,762,942

		10,136,787
Health Care Providers & Services - 5.04%
AmerisourceBergen Corp.	121,652	3,805,275
DaVita, Inc. (I)	46,629	2,957,677
Humana, Inc. (I)	50,833	2,340,860
McKesson Corp.	56,473	3,953,110
Patterson Companies, Inc.	119,600	3,553,316
Universal Health Services, Inc., Class B	63,900	2,708,082

		19,318,320
Life Sciences Tools & Services - 1.31%
Affymetrix, Inc. (I)	262,057	1,716,473

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Parexel International Corp. (I)	106,263	$2,370,196
Pharmaceutical Product Development, Inc.	34,300	920,612

		5,007,281
Pharmaceuticals - 3.62%
Abbott Laboratories	99,363	4,725,704
Warner Chilcott, Class A PLC (I)(L)	214,432	4,957,668
Watson Pharmaceuticals, Inc. (I)(L)	95,354	4,210,833

		13,894,205

		58,549,745
Industrials - 12.61%
Aerospace & Defense - 3.01%
Curtiss-Wright Corp.	34,000	1,126,080
Hexcel Corp. (I)	187,300	2,991,181
Honeywell International, Inc.	60,687	2,595,583
United Technologies Corp.	71,739	4,833,774

		11,546,618
Building Products - 0.24%
Quanex Building Products Corp.	22,785	454,105
Trex Company, Inc. (I)(L)	19,700	447,978

		902,083
Electrical Equipment - 0.11%
AMETEK, Inc.	10,300	418,180
Machinery - 7.66%
Eaton Corp.	82,900	5,798,855
EnPro Industries, Inc. (I)	56,400	1,781,112
Kennametal, Inc.	77,679	2,191,325
Pall Corp.	91,200	3,105,360
Parker Hannifin Corp.	62,566	3,845,306
RBC Bearings, Inc. (I)	36,929	1,034,012
Robbins & Myers, Inc.	114,400	2,527,096
Tennant Company	58,423	1,956,586
WABCO Holdings, Inc. (I)	234,700	7,134,880

		29,374,532
Road & Rail - 1.42%
Heartland Express, Inc. (L)	100,936	1,569,050
Kansas City Southern (I)(L)	101,969	3,892,157

		5,461,207
Trading Companies & Distributors - 0.17%
Kaman Corp., Class A	27,018	661,671

		48,364,291
Information Technology - 15.13%
Computers & Peripherals - 3.07%
EMC Corp. (I)	175,543	3,268,611
Hewlett-Packard Company	184,700	8,498,047

		11,766,658
IT Services - 3.53%
Accenture PLC, Class A	95,472	3,582,109
MasterCard, Inc., Class A	11,211	2,262,043
The Western Union Company	105,293	1,680,476
VeriFone Holdings, Inc. (I)(L)	297,525	6,004,055

		13,528,683
Semiconductors & Semiconductor Equipment - 4.28%
Broadcom Corp., Class A	63,200	2,181,664
Intel Corp.	317,300	6,796,566
Micron Technology, Inc. (I)(L)	346,900	3,153,321
National Semiconductor Corp. (L)	199,700	2,805,785

The accompanying notes are an integral part of the financial statements.	21

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc.	60,984	$1,491,059

		16,428,395
Software - 4.25%
Adobe Systems, Inc. (I)	118,496	3,801,352
Autodesk, Inc. (I)	31,408	918,998
Intuit, Inc. (I)	124,008	4,432,046
McAfee, Inc. (I)	51,604	1,641,007
Microsoft Corp.	213,700	5,513,460

		16,306,863

		58,030,599
Materials - 6.75%
Chemicals - 0.28%
Air Products & Chemicals, Inc.	15,800	1,091,148
Containers & Packaging - 0.27%
Owens-Illinois, Inc. (I)	33,700	1,022,121
Metals & Mining - 6.20%
Agnico Eagle Mines, Ltd.	40,401	2,366,691
Barrick Gold Corp. (L)	204,063	8,586,970
Newmont Mining Corp.	75,300	4,052,646
Nucor Corp. (L)	62,800	2,703,540
Reliance Steel & Aluminum Company	70,500	3,236,655
United States Steel Corp. (L)	59,900	2,827,879

		23,774,381

		25,887,650
Utilities - 1.00%
Gas Utilities - 1.00%
EQT Corp.	78,022	3,057,682
Questar Corp.	17,100	767,106

		3,824,788

		3,824,788

TOTAL COMMON STOCKS (Cost $334,237,592)		$371,502,858

SHORT-TERM INVESTMENTS - 24.36%
Repurchase Agreement - 3.82%
Repurchase Agreement with State Street Corp.
dated 05/28/2010 at 0.010% to be
repurchased at $14,668,016 on 06/01/2010,
collateralized by $13,640,000 U.S. Treasury
Notes, 4.000% due 02/15/2015 (valued at
$14,964,444, including interest)	$14,668,000	14,668,000
Securities Lending Collateral - 20.54%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	7,870,241	78,758,294

TOTAL SHORT-TERM INVESTMENTS (Cost $93,424,950)		$93,426,294

Total Investments (All Cap Value Fund)
(Cost $427,662,542) - 121.22%		$464,929,152
Other assets and liabilities, net - (21.22%)		(81,392,530)

TOTAL NET ASSETS - 100.00%		$383,536,622

Alpha Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.85%
Consumer Discretionary - 16.39%
Auto Components - 1.70%
Johnson Controls, Inc.	24,910	$710,682
Magna International, Inc. Class A	13,550	914,490
Modine Manufacturing Company (I)	594,840	6,912,041
Tenneco, Inc. (I)	129,540	2,870,606
TRW Automotive Holdings Corp. (I)	102,170	3,073,274

		14,481,093
Automobiles - 0.29%
Daimler AG (I)	12,071	608,394
Dongfeng Motor Group Company, Ltd.	632,000	768,653
Ford Motor Company (I)(L)	95,200	1,116,696

		2,493,743
Diversified Consumer Services - 0.05%
Educomp Solutions, Ltd.	35,026	399,250
Hotels, Restaurants & Leisure - 1.66%
Ctrip.com International, Ltd., ADR (I)	25,300	996,567
Las Vegas Sands Corp. (I)(L)	285,450	6,702,366
McDonald’s Corp.	29,400	1,965,978
MGM Resorts International (I)(L)	58,770	732,274
REXLot Holdings, Ltd.	9,255,550	1,010,379
Starbucks Corp.	34,300	888,027
Wyndham Worldwide Corp.	70,720	1,668,992
Wynn Macau, Ltd. (I)	106,000	171,530

		14,136,113
Household Durables - 1.56%
Harman International Industries, Inc. (I)(L)	16,130	520,999
Jarden Corp.	150,662	4,385,771
Lennar Corp., Class A (L)	32,150	556,195
Pulte Group, Inc. (I)	112,200	1,249,908
Stanley Black & Decker, Inc.	73,280	4,088,291
Toll Brothers, Inc. (I)(L)	119,100	2,509,437

		13,310,601
Internet & Catalog Retail - 0.76%
Amazon.com, Inc. (I)	18,000	2,258,280
Expedia, Inc.	83,200	1,793,792
NetFlix, Inc. (I)	6,930	770,270
priceline.com, Inc. (I)(L)	8,650	1,653,534

		6,475,876
Leisure Equipment & Products - 1.17%
Brunswick Corp.	280,030	4,892,124
Eastman Kodak Company (I)(L)	862,510	4,864,556
Pool Corp. (L)	9,690	232,463

		9,989,143
Media - 3.29%
CBS Corp., Class B	733,860	10,685,002
Comcast Corp., Class A	310,150	5,610,614
Comcast Corp., Special Class A	93,100	1,603,182
DIRECTV, Class A (I)	16,900	636,961
DreamWorks Animation SKG,
Inc., Class A (I)	29,880	887,137
Focus Media Holding, Ltd., ADR (I)(L)	139,030	2,181,381
Sirius XM Radio, Inc. (I)(L)	372,420	383,593
SuperMedia, Inc. (I)(L)	63,300	1,907,229
Virgin Media, Inc. (L)	260,500	4,209,680

		28,104,779
Multiline Retail - 0.90%
Dollar Tree, Inc. (I)	12,500	782,375
Nordstrom, Inc. (L)	43,300	1,719,010

The accompanying notes are an integral part of the financial statements.	22

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Target Corp.	95,150	$5,188,530

		7,689,915
Specialty Retail - 3.55%
Home Depot, Inc.	102,061	3,455,785
Lowe’s Companies, Inc.	367,300	9,090,675
Ross Stores, Inc.	65,700	3,442,680
Staples, Inc. (L)	244,416	5,259,832
The Children’s Place Retail Stores, Inc. (I)	7,900	372,327
The Gap, Inc.	70,300	1,532,540
Urban Outfitters, Inc. (I)(L)	153,640	5,577,132
Williams-Sonoma, Inc.	53,660	1,603,361

		30,334,332
Textiles, Apparel & Luxury Goods - 1.46%
Carter’s, Inc. (I)	45,703	1,396,684
Crocs, Inc. (I)	33,380	345,483
Hanesbrands, Inc. (I)	329,028	8,975,884
NIKE, Inc., Class B	24,800	1,795,024

		12,513,075

		139,927,920
Consumer Staples - 4.33%
Beverages - 0.63%
PepsiCo, Inc.	85,319	5,365,712
Food & Staples Retailing - 1.24%
CVS Caremark Corp.	117,150	4,056,905
Safeway, Inc. (L)	2,700	59,778
Wal-Mart Stores, Inc.	127,980	6,470,669

		10,587,352
Food Products - 2.04%
Archer-Daniels-Midland Company	88,400	2,233,868
General Mills, Inc.	35,449	2,525,032
Green Mountain Coffee Roasters, Inc. (I)(L)	231,890	5,484,199
Kraft Foods, Inc., Class A	162,630	4,651,218
PureCircle, Ltd. (I)(L)	622,557	2,527,852

		17,422,169
Household Products - 0.26%
The Procter & Gamble Company	37,000	2,260,330
Personal Products - 0.16%
Herbalife, Ltd.	29,770	1,344,116

		36,979,679
Energy - 7.19%
Energy Equipment & Services - 0.65%
Cameron International Corp. (I)	45,300	1,639,860
China Oilfield Services, Ltd.	514,000	627,119
Dresser-Rand Group, Inc. (I)	36,000	1,145,880
Superior Well Services, Inc. (I)(L)	142,194	2,148,551

		5,561,410
Oil, Gas & Consumable Fuels - 6.54%
Anadarko Petroleum Corp.	62,200	3,254,926
Apache Corp.	18,600	1,665,444
BG Group PLC	359,560	5,542,139
BP PLC, SADR	48,200	1,921,734
Bumi Resources Tbk PT	4,128,500	911,195
Cameco Corp., Toronto Stock Exchange	101,530	2,481,393
Chesapeake Energy Corp.	31,900	712,646
Chevron Corp.	103,360	7,635,203
ConocoPhillips	41,700	2,162,562
Consol Energy, Inc.	251,256	9,165,819
Denbury Resources, Inc. (I)	31,800	523,110

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	16,500	$1,729,860
Exxon Mobil Corp. (L)	89,960	5,438,982
Karoon Gas Australia, Ltd. (I)	310,584	2,018,889
Marathon Oil Corp.	61,830	1,922,295
Massey Energy Company (L)	84,800	2,808,576
Occidental Petroleum Corp.	46,731	3,855,775
Overseas Shipholding Group, Inc.	27,510	1,064,362
Whiting Petroleum Corp. (I)	12,500	1,046,375

		55,861,285

		61,422,695
Financials - 12.04%
Capital Markets - 3.06%
Ameriprise Financial, Inc.	225,000	8,952,750
Invesco, Ltd.	204,700	3,799,232
The Goldman Sachs Group, Inc.	18,537	2,674,148
UBS AG (I)	471,730	6,288,161
UBS AG (I)	327,880	4,405,777

		26,120,068
Commercial Banks - 2.39%
Barclays PLC	335,700	1,487,936
PNC Financial Services Group, Inc.	44,013	2,761,816
Standard Chartered PLC (I)	71,526	1,700,996
Susquehanna Bancshares, Inc.	31,360	275,027
Wells Fargo & Company	494,723	14,193,597

		20,419,372
Diversified Financial Services - 1.42%
Bank of America Corp.	306,064	4,817,447
Great American Group, Inc. (I)	471,600	848,880
JPMorgan Chase & Company	97,006	3,839,497
Osaka Securities Exchange Company, Ltd.	119	585,695
PHH Corp. (I)(L)	91,600	2,019,780

		12,111,299
Insurance - 4.41%
ACE, Ltd.	174,813	8,593,807
Assured Guaranty, Ltd.	118,620	1,992,816
Chubb Corp.	124,800	6,269,952
Genworth Financial, Inc., Class A (I)	105,150	1,639,289
Hartford Financial Services Group, Inc.	121,406	3,043,648
Marsh & McLennan Companies, Inc.	267,022	5,823,750
MBIA, Inc. (I)(L)	53,230	396,564
Powszechny Zaklad Ubezpieczen SA (I)	1,642	173,296
Principal Financial Group, Inc.	126,300	3,434,097
The Progressive Corp.	31,830	623,550
Unum Group	190,200	4,393,620
XL Capital, Ltd., Class A	73,000	1,285,530

		37,669,919
Real Estate Investment Trusts - 0.08%
SL Green Realty Corp.	10,800	672,732
Thrifts & Mortgage Finance - 0.68%
MGIC Investment Corp. (I)(L)	193,200	1,808,352
Radian Group, Inc.	217,970	2,240,732
The PMI Group, Inc. (I)(L)	372,940	1,749,089

		5,798,173

		102,791,563
Health Care - 12.43%
Biotechnology - 0.81%
Amgen, Inc. (I)	24,700	1,278,966
Celgene Corp. (I)	46,740	2,466,002
Gilead Sciences, Inc. (I)	42,000	1,508,640

The accompanying notes are an integral part of the financial statements.	23

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Novavax, Inc. (I)(L)	686,870	$1,655,357
Regeneron Pharmaceuticals, Inc. (I)	900	25,713

		6,934,678
Health Care Equipment & Supplies - 0.77%
Covidien PLC	7,840	332,338
HeartWare International, Inc. (I)	1,100	65,065
Hologic, Inc. (I)	106,470	1,586,403
Medtronic, Inc.	105,396	4,129,415
Thoratec Corp. (I)	11,120	487,834

		6,601,055
Health Care Providers & Services - 3.21%
Accretive Health, Inc. (I)	12,000	155,640
Aetna, Inc.	118,900	3,467,124
Cardinal Health, Inc.	139,578	4,814,045
CIGNA Corp.	78,500	2,627,395
Coventry Health Care, Inc. (I)	63,600	1,316,520
Lincare Holdings, Inc. (I)(L)	109,800	5,140,836
UnitedHealth Group, Inc.	340,019	9,884,352

		27,405,912
Health Care Technology - 1.36%
SXC Health Solutions Corp. (I)	158,000	11,622,480
Life Sciences Tools & Services - 1.14%
Pharmaceutical Product Development, Inc.	275,850	7,403,814
Thermo Fisher Scientific, Inc. (I)	45,200	2,353,112

		9,756,926
Pharmaceuticals - 5.14%
Auxilium Pharmaceuticals, Inc. (I)(L)	34,870	1,003,559
Bristol-Myers Squibb Company	23,970	556,344
Daiichi Sankyo Company, Ltd.	184,300	3,256,219
Elan Corp. PLC (I)(L)	585,635	3,361,545
Eli Lilly & Company	166,980	5,475,274
Johnson & Johnson	41,703	2,431,285
King Pharmaceuticals, Inc. (I)	3,100	26,877
MAP Pharmaceuticals, Inc. (I)	30,900	461,028
Merck & Company, Inc.	185,078	6,235,278
Pfizer, Inc.	768,372	11,702,306
Roche Holdings AG	24,465	3,359,373
Teva Pharmaceutical Industries, Ltd., SADR	39,720	2,177,450
UCB SA (L)	115,072	3,804,514

		43,851,052

		106,172,103
Industrials - 13.68%
Aerospace & Defense - 2.15%
BE Aerospace, Inc. (I)	162,800	4,415,136
European Aeronautic Defence &
Space Company (I)	32,524	651,303
General Dynamics Corp.	69,580	4,724,482
Lockheed Martin Corp.	49,840	3,983,213
MTU Aero Engines Holding AG	10,379	566,304
Precision Castparts Corp.	11,430	1,333,881
Rolls-Royce Group PLC (I)	91,369	782,480
Rolls-Royce Group PLC, C Shares (I)	7,289,100	10,589
Safran SA (L)	48,950	1,336,771
Zodiac SA	11,529	573,919

		18,378,078
Air Freight & Logistics - 1.39%
Expeditors International of Washington, Inc.	105,500	4,029,045
United Parcel Service, Inc., Class B	125,079	7,849,958

		11,879,003

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines - 2.85%
AirAsia BHD (I)	371,500	$138,964
Allegiant Travel Company (I)	5,000	276,450
AMR Corp. (I)(L)	476,800	3,657,056
Continental Airlines, Inc., Class B (I)(L)	107,290	2,263,819
Copa Holdings SA, Class A	23,950	1,221,450
Delta Air Lines, Inc. (I)(L)	761,083	10,335,507
UAL Corp. (I)(L)	223,040	4,463,030
US Airways Group, Inc. (I)(L)	219,860	1,941,364

		24,297,640
Building Products - 0.41%
Masco Corp.	263,000	3,511,050
Commercial Services & Supplies - 0.98%
Corrections Corp. of America (I)	269,140	5,355,886
SYKES Enterprises, Inc. (I)	71,080	1,226,841
Waste Management, Inc.	54,733	1,779,370

		8,362,097
Construction & Engineering - 0.05%
China Railway Group, Ltd. (I)	675,000	442,984
Electrical Equipment - 0.20%
Regal-Beloit Corp.	28,780	1,735,146
Industrial Conglomerates - 1.20%
3M Company	42,354	3,359,096
Beijing Enterprises Holdings, Ltd.	95,500	610,796
General Electric Company	128,800	2,105,880
McDermott International, Inc. (I)	31,900	707,542
Textron, Inc. (L)	47,900	990,093
Tyco International, Ltd.	67,600	2,446,444

		10,219,851
Machinery - 3.75%
ArvinMeritor, Inc. (I)(L)	550,070	7,998,018
Atlas Copco AB, Series A	61,741	882,381
Deere & Company	28,300	1,632,344
Flowserve Corp.	23,600	2,244,360
Hansen Transmissions International NV (I)	309,684	400,855
Ingersoll-Rand PLC (L)	313,782	11,707,206
Joy Global, Inc.	19,800	1,009,800
Navistar International Corp. (I)	41,990	2,275,018
PACCAR, Inc.	43,841	1,797,481
Terex Corp. (I)	80,200	1,745,152
United Tractors Tbk PT	158,000	316,000

		32,008,615
Marine - 0.05%
Nippon Yusen Kabushiki Kaisha	124,800	447,842
Road & Rail - 0.27%
J.B. Hunt Transport Services, Inc.	67,630	2,335,264
Trading Companies & Distributors - 0.22%
Beacon Roofing Supply, Inc. (I)	70,620	1,483,020
Mitsui & Company, Ltd.	27,100	384,827
WESCO International, Inc. (I)	400	14,960

		1,882,807
Transportation Infrastructure - 0.16%
Aegean Marine Petroleum Network Inc. (L)	30,060	692,582
Cia de Concessoes Rodoviarias, ADR	33,000	673,137

		1,365,719

		116,866,096
Information Technology - 20.92%
Communications Equipment - 2.59%
Aviat Networks, Inc. (I)	411,600	1,815,156

The accompanying notes are an integral part of the financial statements.	24

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Ciena Corp. (I)(L)	26,730	$416,186
Cisco Systems, Inc. (I)	173,600	4,020,576
DG Fastchannel, Inc. (I)	11,290	479,486
F5 Networks, Inc. (I)	9,100	640,003
HUGHES Telematics, Inc. (I)(L)	28,605	85,815
Polycom, Inc. (I)	147,025	4,415,161
QUALCOMM, Inc.	255,800	9,096,248
ZTE Corp., Class H	347,200	1,154,896

		22,123,527
Computers & Peripherals - 5.48%
Apple, Inc. (I)	67,932	17,469,393
Dell, Inc. (I)	512,310	6,829,092
EMC Corp. (I)	238,600	4,442,732
Hewlett-Packard Company	92,700	4,265,127
Lenovo Group, Ltd.	1,390,000	844,383
Lexmark International, Inc., Class A (I)	47,670	1,790,009
Netezza Corp. (I)	82,300	1,072,369
QLogic Corp. (I)	72,400	1,311,888
SanDisk Corp. (I)	148,100	6,904,422
Seagate Technology (I)	123,316	1,894,134

		46,823,549
Electronic Equipment, Instruments & Components - 0.94%
BYD Company, Ltd., Class H	50,930	427,120
Corning, Inc.	20,310	354,003
Flextronics International, Ltd. (I)	59,400	389,664
Jabil Circuit, Inc.	127,850	1,750,267
Samsung SDI Company, Ltd.	6,182	840,886
Sanmina-SCI Corp. (I)	276,500	4,216,625

		7,978,565
Internet Software & Services - 3.55%
Alibaba.com, Ltd.	462,500	924,240
Baidu, Inc., SADR (I)	15,660	1,146,469
E-Access, Ltd. (L)	706	489,648
eBay, Inc. (I)	515,040	11,027,006
Equinix, Inc. (I)(L)	42,338	3,895,519
Google, Inc., Class A (I)	4,500	2,183,310
GSI Commerce, Inc. (I)	108,850	3,065,216
IAC/InterActiveCorp (I)	24,920	584,499
Monster Worldwide, Inc. (I)(L)	63,018	932,036
Tencent Holdings, Ltd.	58,080	1,123,349
VistaPrint NV (I)	106,110	4,954,276

		30,325,568
IT Services - 1.65%
Alliance Data Systems Corp. (I)(L)	21,460	1,516,364
Amadeus IT Holding SA, A Shares (I)	34,900	529,847
Automatic Data Processing, Inc.	144,320	5,899,802
MasterCard, Inc., Class A	930	187,646
The Western Union Company	373,110	5,954,836

		14,088,495
Semiconductors & Semiconductor Equipment - 2.82%
Advanced Micro Devices, Inc. (I)	76,600	656,462
Analog Devices, Inc.	115,600	3,372,052
ASML Holding NV -New York
Registered Shares	18,520	523,375
Atheros Communications, Inc. (I)	7,552	256,768
Broadcom Corp., Class A	108,900	3,759,228
Maxim Integrated Products, Inc.	264,170	4,691,659
Micron Technology, Inc. (I)(L)	94,500	859,005
OmniVision Technologies, Inc. (I)	41,790	806,129
Samsung Electronics Company, Ltd.	1,618	1,044,553
Skyworks Solutions, Inc. (I)(L)	347,650	5,538,065

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	74,877	$1,828,496
Xilinx, Inc.	31,300	765,285

		24,101,077
Software - 3.89%
Adobe Systems, Inc. (I)	105,453	3,382,932
BMC Software, Inc. (I)	84,300	3,119,943
Cadence Design Systems, Inc. (I)	88,800	594,960
Citrix Systems, Inc. (I)	123,700	5,394,557
Informatica Corp. (I)	66,440	1,714,152
Microsoft Corp.	127,973	3,301,703
Nuance Communications, Inc. (I)	22,810	388,568
Oracle Corp.	232,920	5,257,004
Red Hat, Inc. (I)	61,300	1,796,703
Rovi Corp. (I)	55,010	2,054,073
Salesforce.com, Inc. (I)	20,500	1,773,865
Sonic Solutions (I)(L)	42,930	510,438
TIBCO Software, Inc. (I)	37,830	431,640
TiVo, Inc. (I)	36,830	332,943
Vanceinfo Technologies, Inc., ADR (I)(L)	17,250	373,118
VMware, Inc., Class A (I)(L)	42,000	2,780,820

		33,207,419

		178,648,200
Materials - 7.10%
Chemicals - 2.00%
A. Schulman, Inc.	74,680	1,659,763
Georgia Gulf Corp. (I)	26,600	462,840
Huabao International Holdings, Ltd.	424,910	523,880
Incitec Pivot, Ltd.	187,349	477,021
Methanex Corp.	84,090	1,770,095
Monsanto Company	22,500	1,144,575
PPG Industries, Inc. (L)	31,897	2,043,641
The Mosaic Company	126,508	5,840,874
The Sherwin-Williams Company	40,627	3,113,247

		17,035,936
Construction Materials - 0.23%
HeidelbergCement AG	23,160	1,256,550
Martin Marietta Materials, Inc. (L)	8,000	745,840

		2,002,390
Containers & Packaging - 1.76%
Owens-Illinois, Inc. (I)	260,910	7,913,400
Rexam PLC	1,551,363	7,085,763

		14,999,163
Metals & Mining - 3.11%
African Barrick Gold, Ltd. (I)	114,574	1,035,302
Agnico Eagle Mines, Ltd.	29,000	1,698,820
Allegheny Technologies, Inc.	19,800	1,082,664
AngloGold Ashanti, Ltd. (L)	41,730	1,749,322
Antofagasta PLC	28,702	369,434
Barrick Gold Corp.	27,420	1,153,834
BHP Billiton, Ltd., SADR (L)	11,700	758,628
CGA Mining, Ltd. (I)	150,880	279,115
Cliffs Natural Resources, Inc.	16,200	904,932
Eldorado Gold Corp.	48,550	822,923
Fortescue Metals Group, Ltd. (I)	153,565	523,061
Freeport-McMoRan Copper & Gold, Inc.	29,400	2,059,470
Goldcorp, Inc.	18,830	811,385
IAMGOLD Corp.	46,910	812,012
Newmont Mining Corp.	19,330	1,040,341
Randgold Resources, Ltd.	9,060	792,297
Rio Tinto PLC (I)	19,667	911,136
Rio Tinto PLC, SADR (I)	38,100	1,756,410

The accompanying notes are an integral part of the financial statements.	25

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Silver Wheaton Corp. (I)	45,100	$851,939
Teck Resoucres, Ltd., Class B (I)	44,000	1,496,880
Titanium Metals Corp. (I)	21,930	387,503
Vale SA, SADR (L)	61,680	1,677,079
Vedanta Resources PLC	19,696	661,541
Xstrata PLC	197,868	2,919,081

		26,555,109

		60,592,598
Telecommunication Services - 0.44%
Diversified Telecommunication Services - 0.19%
AT&T, Inc.	48,700	1,183,410
Iridium Communications, Inc. (I)(L)	51,100	462,966

		1,646,376
Wireless Telecommunication Services - 0.25%
NII Holdings, Inc. (I)	21,200	773,164
SBA Communications Corp., Class A (I)(L)	41,240	1,362,157

		2,135,321

		3,781,697
Utilities - 0.33%
Electric Utilities - 0.30%
Cia Energetica de Minas Gerais, ADR (L)	83,090	1,194,003
Northeast Utilities	50,900	1,320,855

		2,514,858
Gas Utilities - 0.03%
UGI Corp.	11,100	290,154

		2,805,012

TOTAL COMMON STOCKS (Cost $783,259,393)		$809,987,563

PREFERRED STOCKS - 0.21%
Consumer Discretionary - 0.21%
Automobiles - 0.21%
Volkswagen AG (N)	20,717	1,826,777

TOTAL PREFERRED STOCKS (Cost $1,848,355)		$1,826,777

INVESTMENT COMPANIES - 1.06%
Investment Companies - 1.06%
iShares Russell 1000 Index Fund (L)	68,700	4,160,472
SPDR S&P Midcap 400 ETF Trust	35,300	4,895,757

		9,056,229

TOTAL INVESTMENT COMPANIES (Cost $6,869,517)		$9,056,229

SHORT-TERM INVESTMENTS - 18.59%
Repurchase Agreement - 4.85%
Bank of New York Tri-Party Repurchase
Agreement dated 05/28/2010 at 0.200% to
be repurchased at $41,400,920 on
06/01/2010, collateralized by
$59,540,764 Federal National Mortgage
Association, 7.000% due 01/01/2038 (valued
at $42,228,000, including interest)	$41,400,000	41,400,000

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 13.74%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	$11,725,243	$117,335,677

TOTAL SHORT-TERM INVESTMENTS (Cost $158,749,538)		$158,735,677

Total Investments (Alpha Opportunities Fund)
(Cost $950,726,803) - 114.71%		$979,606,246
Other assets and liabilities, net - (14.71%)		(125,596,295)

TOTAL NET ASSETS - 100.00%		$854,009,951

Alternative Asset Allocation Fund

	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 89.00%
John Hancock Funds II (G) - 89.00%
Emerging Markets Value, Class NAV (DFA)	17,138	$172,239
Floating Rate Income, Class NAV (WAMCO)	19,424	181,999
Global Bond, Class NAV (PIMCO)	13,094	153,591
Global Real Estate, Class NAV (Deutsche)	36,905	235,087
High Income, Class NAV (MFC
Global U.S.) (A)	5,423	43,764
High Yield, Class NAV (WAMCO)	3,321	28,431
International Small
Cap, Class NAV (Templeton)	4,201	53,347
International Small
Company, Class NAV (DFA)	7,731	52,336
Natural Resources, Class NAV (Wellington)	4,169	78,258
Real Return Bond, Class NAV (PIMCO)	14,736	185,667
U.S. High Yield Bond, Class NAV
(Wells Capital)	3,430	42,429

		1,227,148

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $951,361)		$1,227,148

INVESTMENT COMPANIES - 7.96%
Unaffiliated Investment Companies - 7.96%
PowerShares DB Commodity Index
Tracking Fund	5,000	109,800

		109,800

TOTAL INVESTMENT COMPANIES (Cost $108,406)		$109,800

Total Investments (Alternative Asset Allocation Fund)
(Cost $1,059,767) - 96.96%		$1,336,948
Other assets and liabilities, net - 3.04%		41,887

TOTAL NET ASSETS - 100.00%		$1,378,835

Blue Chip Growth Fund

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.00%
Consumer Discretionary - 20.23%
Auto Components - 0.23%
Johnson Controls, Inc.	151,500	$4,322,296
Diversified Consumer Services - 0.05%
Apollo Group, Inc., Class A (I)(L)	19,000	1,010,040

The accompanying notes are an integral part of the financial statements.	26

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 5.51%
Carnival Corp.	435,100	$15,763,673
Marriott International, Inc., Class A (L)	805,485	26,943,473
McDonald’s Corp.	272,900	18,248,823
Starbucks Corp.	1,064,000	27,546,960
Starwood Hotels & Resorts
Worldwide, Inc. (L)	208,100	9,624,625
Wynn Macau, Ltd. (I)	1,926,800	3,117,960
Wynn Resorts, Ltd.	46,800	3,925,584

		105,171,098
Internet & Catalog Retail - 4.95%
Amazon.com, Inc. (I)	594,311	74,562,258
Expedia, Inc.	165,300	3,563,868
Liberty Media Corp. - Interactive, Class A
(Tracking Stock) (I)	978,800	12,695,036
priceline.com, Inc. (I)(L)	18,800	3,593,808

		94,414,970
Leisure Equipment & Products - 0.30%
Mattel, Inc.	263,600	5,709,576
Media - 3.29%
Discovery Communications, Inc., Series C (I)	479,200	15,209,808
Omnicom Group, Inc.	94,500	3,586,275
The McGraw-Hill Companies, Inc.	157,200	4,370,160
The Walt Disney Company	699,200	23,367,264
Time Warner, Inc.	520,233	16,122,021

		62,655,528
Multiline Retail - 1.51%
Dollar Tree, Inc. (I)	56,700	3,548,853
Kohl’s Corp. (I)	496,070	25,175,553

		28,724,406
Specialty Retail - 3.25%
Bed Bath & Beyond, Inc. (I)	519,200	23,296,504
CarMax, Inc. (I)	63,100	1,371,163
Home Depot, Inc.	37,900	1,283,294
Lowe’s Companies, Inc.	868,300	21,490,425
O’Reilly Automotive, Inc. (I)(L)	230,600	11,765,212
The Gap, Inc.	131,500	2,866,700

		62,073,298
Textiles, Apparel & Luxury Goods - 1.14%
Coach, Inc. (L)	196,800	8,090,448
NIKE, Inc., Class B	189,000	13,679,820

		21,770,268

		385,851,480
Consumer Staples - 1.80%
Beverages - 1.02%
PepsiCo, Inc.	306,966	19,305,092
The Coca-Cola Company	1,900	97,660

		19,402,752
Household Products - 0.78%
The Procter & Gamble Company	244,628	14,944,325

		34,347,077
Energy - 4.94%
Energy Equipment & Services - 2.89%
Cameron International Corp. (I)	324,000	11,728,800
Ensco International PLC, ADR	18,900	706,860
FMC Technologies, Inc. (I)	146,000	8,489,900
Schlumberger, Ltd. (L)	610,408	34,274,409

		55,199,969

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 2.05%
EOG Resources, Inc.	303,000	$31,766,520
Exxon Mobil Corp.	1,862	112,577
Range Resources Corp.	56,800	2,553,160
Southwestern Energy Company (I)	120,200	4,520,722
Suncor Energy, Inc.	1,900	57,874

		39,010,853

		94,210,822
Financials - 14.91%
Capital Markets - 6.55%
Ameriprise Financial, Inc.	258,989	10,305,172
BlackRock, Inc.	1,870	313,936
Credit Suisse Group AG	87,300	3,391,538
Franklin Resources, Inc.	379,335	37,208,970
Invesco, Ltd.	461,100	8,558,016
Morgan Stanley	619,900	16,805,489
Northern Trust Corp. (L)	263,611	13,394,075
State Street Corp.	81,429	3,108,145
TD Ameritrade Holding Corp. (I)	56,900	1,008,837
The Bank of New York Mellon Corp.	15,739	428,101
The Charles Schwab Corp.	530,214	8,663,697
The Goldman Sachs Group, Inc.	151,224	21,815,574

		125,001,550
Commercial Banks - 2.81%
PNC Financial Services Group, Inc.	97,900	6,143,225
U.S. Bancorp	613,500	14,699,460
Wells Fargo & Company	1,140,100	32,709,469

		53,552,154
Consumer Finance - 1.61%
American Express Company	768,048	30,622,074
Diversified Financial Services - 3.59%
Bank of America Corp.	265,100	4,172,674
CME Group, Inc.	3,000	949,950
IntercontinentalExchange, Inc. (I)	166,650	19,353,065
JPMorgan Chase & Company	878,300	34,763,114
NYSE Euronext	320,300	9,183,001

		68,421,804
Insurance - 0.35%
Prudential Financial, Inc.	115,400	6,659,734

		284,257,316
Health Care - 10.50%
Biotechnology - 1.82%
Amgen, Inc. (I)	7,400	383,172
Celgene Corp. (I)	461,200	24,332,912
Gilead Sciences, Inc. (I)	205,738	7,390,109
Vertex Pharmaceuticals, Inc. (I)	75,300	2,604,627

		34,710,820
Health Care Equipment & Supplies - 1.49%
Becton, Dickinson & Company	1,900	135,470
Intuitive Surgical, Inc. (I)	18,750	6,051,938
Medtronic, Inc.	4,746	185,948
St. Jude Medical, Inc. (I)	210,764	7,869,928
Stryker Corp.	267,121	14,165,427

		28,408,711
Health Care Providers & Services - 5.37%
Cardinal Health, Inc.	18,700	644,963
Express Scripts, Inc. (I)	459,200	46,195,520
McKesson Corp.	308,000	21,560,000
Medco Health Solutions, Inc. (I)	583,600	33,644,540

The accompanying notes are an integral part of the financial statements.	27

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
WellPoint, Inc. (I)	7,528	$386,186

		102,431,209
Health Care Technology - 0.19%
Cerner Corp. (I)(L)	41,600	3,482,336
Life Sciences Tools & Services - 0.15%
Life Technologies Corp. (I)	37,700	1,887,262
Thermo Fisher Scientific, Inc. (I)	18,800	978,728

		2,865,990
Pharmaceuticals - 1.48%
Allergan, Inc.	369,300	22,228,167
Shire PLC, ADR (L)	98,600	6,035,306

		28,263,473

		200,162,539
Industrials - 10.64%
Aerospace & Defense - 1.91%
Precision Castparts Corp.	189,000	22,056,300
United Technologies Corp.	212,600	14,324,988

		36,381,288
Air Freight & Logistics - 0.84%
Expeditors International of Washington, Inc.	283,800	10,838,322
FedEx Corp.	61,500	5,134,635

		15,972,957
Electrical Equipment - 1.41%
Emerson Electric Company	342,800	15,919,632
Rockwell Automation, Inc. (L)	206,700	11,043,981

		26,963,613
Industrial Conglomerates - 1.61%
3M Company	312,700	24,800,237
McDermott International, Inc. (I)	263,000	5,833,340

		30,633,577
Machinery - 3.50%
Danaher Corp.	792,937	62,943,339
Deere & Company	9,500	547,960
Illinois Tool Works, Inc.	69,600	3,231,528

		66,722,827
Road & Rail - 0.54%
Union Pacific Corp.	145,800	10,414,494
Trading Companies & Distributors - 0.83%
Fastenal Company (L)	314,600	15,868,424

		202,957,180
Information Technology - 32.25%
Communications Equipment - 3.66%
Cisco Systems, Inc. (I)	778,282	18,025,011
Juniper Networks, Inc. (I)	966,679	25,732,995
QUALCOMM, Inc.	730,623	25,980,954

		69,738,960
Computers & Peripherals - 8.46%
Apple, Inc. (I)	555,600	142,878,096
EMC Corp. (I)	455,400	8,479,548
Hewlett-Packard Company	217,300	9,997,973

		161,355,617
Internet Software & Services - 8.31%
Akamai Technologies, Inc. (I)(L)	256,000	10,168,320
Baidu, Inc., SADR (I)(L)	273,000	19,986,330
eBay, Inc. (I)	357,862	7,661,825
Google, Inc., Class A (I)	200,284	97,173,791

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Tencent Holdings, Ltd.	1,214,500	$23,490,149

		158,480,415
IT Services - 5.38%
Accenture PLC, Class A	246,800	9,259,936
Automatic Data Processing, Inc.	118,767	4,855,195
Fiserv, Inc. (I)	188,200	8,948,910
International Business Machines Corp.	158,500	19,853,710
MasterCard, Inc., Class A	125,260	25,273,710
The Western Union Company	303,300	4,840,668
Visa, Inc., Class A (L)	408,600	29,607,156

		102,639,285
Semiconductors & Semiconductor Equipment - 4.44%
Altera Corp. (L)	437,900	10,321,303
Broadcom Corp., Class A	486,200	16,783,624
First Solar, Inc. (I)(L)	5,600	629,216
Intel Corp.	356,900	7,644,798
Marvell Technology Group, Ltd. (I)	1,454,190	27,600,526
NVIDIA Corp. (I)	189,600	2,491,344
Xilinx, Inc. (L)	786,775	19,236,649

		84,707,460
Software - 2.00%
Adobe Systems, Inc. (I)	18,925	607,114
Autodesk, Inc. (I)	140,500	4,111,030
Intuit, Inc. (I)	110,000	3,931,400
McAfee, Inc. (I)	188,300	5,987,940
Microsoft Corp.	844,366	21,784,643
Salesforce.com, Inc. (I)(L)	18,600	1,609,458

		38,031,585

		614,953,322
Materials - 2.13%
Chemicals - 2.13%
Ecolab, Inc.	18,900	892,647
Monsanto Company	30,104	1,531,390
Praxair, Inc.	340,100	26,391,760
The Sherwin-Williams Company	154,300	11,824,009

		40,639,806

		40,639,806
Telecommunication Services - 1.60%
Wireless Telecommunication Services - 1.60%
American Tower Corp., Class A (I)	753,562	30,541,868

TOTAL COMMON STOCKS (Cost $1,522,865,786)		$1,887,921,410

SHORT-TERM INVESTMENTS - 8.74%
Short-Term Securities* - 0.99%
State Street Institutional US Government
Money Market Fund, 0.03489%	$9,705,125	2,230,615
T. Rowe Price Reserve Investment
Fund, 0.27035%	69,057,360	16,638,645

		18,869,260
Securities Lending Collateral - 7.75%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	14,760,588	147,710,681

TOTAL SHORT-TERM INVESTMENTS (Cost $166,554,567)		$166,579,941

Total Investments (Blue Chip Growth Fund)
(Cost $1,689,420,353) - 107.74%		$2,054,501,351
Other assets and liabilities, net - (7.74%)		(147,561,059)

TOTAL NET ASSETS - 100.00%		$1,906,940,292

The accompanying notes are an integral part of the financial statements.	28

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.92%
Consumer Discretionary - 19.64%
Auto Components - 0.98%
Johnson Controls, Inc.	550,698	$15,711,414
Automobiles - 0.26%
Harley-Davidson, Inc. (L)	138,800	4,193,148
Hotels, Restaurants & Leisure - 2.13%
Marriott International, Inc., Class A (L)	728,445	24,366,485
Starbucks Corp.	382,152	9,893,915

		34,260,400
Internet & Catalog Retail - 3.64%
Amazon.com, Inc. (I)	466,014	58,466,116
Media - 2.63%
The Walt Disney Company	1,265,725	42,300,530
Multiline Retail - 2.88%
Dollar General Corp. (I)	554,659	16,767,342
Target Corp.	539,866	29,438,893

		46,206,235
Specialty Retail - 2.47%
Home Depot, Inc.	468,239	15,854,573
Staples, Inc. (L)	559,682	12,044,357
Tiffany & Company (L)	260,907	11,853,005

		39,751,935
Textiles, Apparel & Luxury Goods - 4.65%
Coach, Inc.	475,929	19,565,441
NIKE, Inc., Class B	539,499	39,048,938
Polo Ralph Lauren Corp.	185,374	16,101,586

		74,715,965

		315,605,743
Consumer Staples - 5.72%
Food & Staples Retailing - 1.80%
Costco Wholesale Corp.	283,279	16,501,002
Whole Foods Market, Inc. (I)(L)	307,453	12,430,325

		28,931,327
Food Products - 2.64%
Kraft Foods, Inc., Class A	669,047	19,134,744
Mead Johnson Nutrition Company	143,200	7,062,624
Unilever PLC	562,700	15,270,191
Unilever PLC, SADR	32,100	867,984

		42,335,543
Household Products - 1.28%
Colgate-Palmolive Company	263,810	20,600,923

		91,867,793
Energy - 6.30%
Energy Equipment & Services - 2.74%
Schlumberger, Ltd. (L)	785,445	44,102,737
Oil, Gas & Consumable Fuels - 3.56%
Occidental Petroleum Corp.	505,199	41,683,969
Southwestern Energy Company (I)	411,600	15,480,276

		57,164,245

		101,266,982
Financials - 5.40%
Capital Markets - 3.72%
Morgan Stanley	669,624	18,153,507
The Charles Schwab Corp.	1,418,806	23,183,290
The Goldman Sachs Group, Inc.	127,279	18,361,269

		59,698,066

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services - 1.68%
JPMorgan Chase & Company	683,129	$27,038,246

		86,736,312
Health Care - 14.05%
Biotechnology - 3.19%
Celgene Corp. (I)	437,800	23,098,328
Gilead Sciences, Inc. (I)	526,760	18,921,219
Vertex Pharmaceuticals, Inc. (I)	264,600	9,152,514

		51,172,061
Health Care Equipment & Supplies - 1.29%
Alcon, Inc.	147,870	20,772,778
Health Care Providers & Services - 3.52%
Express Scripts, Inc. (I)	203,601	20,482,261
Medco Health Solutions, Inc. (I)	626,279	36,104,984

		56,587,245
Life Sciences Tools & Services - 0.66%
Illumina, Inc. (I)(L)	253,600	10,661,344
Pharmaceuticals - 5.39%
Abbott Laboratories	400,292	19,037,888
Mylan, Inc. (I)(L)	621,500	12,081,960
Roche Holding AG	375,600	12,883,080
Shire PLC, ADR (L)	217,248	13,297,750
Teva Pharmaceutical Industries, Ltd., SADR	533,000	29,219,060

		86,519,738

		225,713,166
Industrials - 8.62%
Aerospace & Defense - 4.46%
Precision Castparts Corp.	211,360	24,665,712
The Boeing Company	359,729	23,087,407
United Technologies Corp.	355,425	23,948,537

		71,701,656
Construction & Engineering - 0.46%
Quanta Services, Inc. (I)(L)	356,960	7,399,781
Industrial Conglomerates - 1.14%
Koninklijke Philips Electronics NV	610,100	18,292,403
Machinery - 1.77%
Cummins, Inc.	139,804	9,503,876
Ingersoll-Rand PLC	506,838	18,910,126

		28,414,002
Road & Rail - 0.79%
Union Pacific Corp.	178,873	12,776,898

		138,584,740
Information Technology - 37.38%
Communications Equipment - 4.06%
Cisco Systems, Inc. (I)	1,437,701	33,297,155
Juniper Networks, Inc. (I)	1,197,639	31,881,150

		65,178,305
Computers & Peripherals - 10.61%
Apple, Inc. (I)	336,212	86,460,274
Hewlett-Packard Company	1,032,568	47,508,454
NetApp, Inc. (I)	969,184	36,518,853

		170,487,581
Electronic Equipment, Instruments & Components - 1.26%
Agilent Technologies, Inc. (I)	628,492	20,338,001
Internet Software & Services - 5.09%
Baidu, Inc., SADR (I)(L)	244,017	17,864,485
Google, Inc., Class A (I)	98,057	47,575,295

The accompanying notes are an integral part of the financial statements.	29

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Tencent Holdings, Ltd.	804,295	$15,556,204
Tencent Holdings, Ltd., ADR	42,300	814,275

		81,810,259
IT Services - 6.30%
International Business Machines Corp.	126,492	15,844,388
MasterCard, Inc., Class A	190,507	38,438,597
Visa, Inc., Class A (L)	647,725	46,934,154

		101,217,139
Semiconductors & Semiconductor Equipment - 1.97%
Broadcom Corp., Class A	148,360	5,121,387
Intel Corp.	1,237,959	26,517,082

		31,638,469
Software - 8.09%
Adobe Systems, Inc. (I)	1,095,433	35,141,491
Microsoft Corp.	2,024,976	52,244,381
Salesforce.com, Inc. (I)(L)	311,295	26,936,356
SolarWinds, Inc. (I)	30,000	568,800
VMware, Inc., Class A (I)(L)	229,438	15,191,090

		130,082,118

		600,751,872
Materials - 0.81%
Chemicals - 0.81%
Praxair, Inc.	167,243	12,978,057

TOTAL COMMON STOCKS (Cost $1,362,670,999)		$1,573,504,665

SHORT-TERM INVESTMENTS - 15.07%
Short-Term Securities* - 2.75%
State Street Institutional Investment Treasury
Money Market Fund, 0.03489%	$44,201,339	44,201,339
Securities Lending Collateral - 12.32%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	19,782,322	197,963,677

TOTAL SHORT-TERM INVESTMENTS (Cost $242,154,129)		$242,165,016

Total Investments (Capital Appreciation Fund)
(Cost $1,604,825,128) - 112.99%		$1,815,669,681
Other assets and liabilities, net - (12.99%)		(208,800,049)

TOTAL NET ASSETS - 100.00%		$1,606,869,632

Core Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 54.61%
Federal Home Loan Mortgage Corp. - 3.91%
1.125%, 07/27/2012	$2,759,000	$2,761,287
5.000%, TBA (B)	500,000	523,359
5.500%, 01/01/2018 to 12/01/2037	11,588,229	12,426,817
5.642%, 10/01/2038 (P)	255,489	272,735
5.688%, 03/01/2036 (P)	30,713	32,786
5.717%, 03/01/2036 (P)	166,437	177,672
5.847%, 11/01/2037 (P)	90,537	96,025
5.902%, 03/01/2037 (P)	378,129	403,653
5.952%, 01/01/2037 (P)	48,740	52,030
6.000%, 05/01/2020 to 03/01/2034	2,275,055	2,472,541
6.080%, 04/01/2037 (P)	391,028	417,422

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
6.143%, 06/01/2037 (P)	$126,492	$135,030
6.500%, 07/01/2034	503,174	556,969

		20,328,326
Federal National Mortgage Association - 23.78%
4.500%, TBA (B)	35,257,000	35,930,592
5.000%, TBA (B)	17,600,000	18,322,048
5.500%, TBA (B)	15,500,000	16,593,047
5.500%, 01/01/2019 to 09/01/2036	26,908,463	28,882,160
5.556%, 01/01/2037 (P)	522,825	545,000
5.610%, 02/01/2039 (P)	656,899	689,834
5.703%, 10/01/2037 (P)	258,329	270,095
5.718%, 03/01/2037 (P)	480,643	513,086
5.750%, 05/01/2037 (P)	182,067	194,357
5.781%, 03/01/2037 (P)	433,505	462,755
5.796%, 11/01/2037 (P)	431,249	457,679
5.804%, 04/01/2037 (P)	392,587	419,086
5.831%, 03/01/2037 (P)	209,979	224,153
5.855%, 04/01/2037 (P)	475,106	507,175
5.857%, 02/01/2037 (P)	169,349	180,780
5.871%, 07/01/2037 to 12/01/2037 (P)	1,626,080	1,726,091
5.887%, 10/01/2037 (P)	174,179	185,035
5.895%, 09/01/2037 (P)	225,708	239,663
5.896%, 01/01/2037 (P)	283,117	302,227
5.898%, 07/01/2037 (P)	446,298	474,138
5.902%, 07/01/2037 (P)	445,844	473,510
5.908%, 04/01/2037 (P)	228,417	243,835
5.910%, 03/01/2037 (P)	295,662	315,619
5.926%, 01/01/2037 (P)	170,823	182,354
5.929%, 10/01/2037 (P)	383,380	407,838
5.961%, 07/01/2037 (P)	270,778	287,801
5.962%, 10/01/2037 (P)	249,075	261,691
5.996%, 11/01/2037 (P)	214,451	228,456
6.000%, 11/01/2023 to 04/01/2036	10,415,898	11,363,536
6.020%, 10/01/2037 (P)	148,796	158,110
6.035%, 12/01/2036 (P)	116,620	124,491
6.080%, 09/01/2037 (P)	88,610	94,347
6.257%, 10/01/2036 (P)	171,408	182,978
6.274%, 09/01/2037 (P)	188,317	200,713
7.000%, 06/01/2035 to 01/01/2039	1,909,678	2,118,343

		123,762,623
Government National Mortgage Association - 1.69%
4.500%, TBA (B)	7,500,000	7,678,125
6.500%, 12/15/2032	1,012,753	1,122,427

		8,800,552
U.S. Treasury Bonds - 2.93%
4.250%, 05/15/2039	1,033,000	1,037,196
4.375%, 11/15/2039 to 05/15/2040	114,000	117,004
4.625%, 02/15/2040	8,199,000	8,754,991
5.375%, 02/15/2031	4,526,000	5,346,338

		15,255,529
U.S. Treasury Notes - 21.84%
0.750%, 05/31/2012	10,562,000	10,555,452
1.375%, 05/15/2013	25,652,000	25,750,247
3.125%, 04/30/2017	524,000	536,773
1.375%, 02/15/2013 to 03/15/2013	15,911,000	15,997,757
1.750%, 04/15/2013	434,000	440,475
1.875%, 02/28/2014	6,036,000	6,080,799
2.125%, 05/31/2015	15,608,000	15,627,510
2.375%, 02/28/2015	8,844,000	8,986,300
2.500%, 03/31/2015 to 04/30/2015	5,424,000	5,539,242
2.750%, 11/30/2016	515,000	516,851

The accompanying notes are an integral part of the financial statements.	30

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.500%, 05/15/2020	$4,122,000	$4,190,260
3.625%, 08/15/2019 to 02/15/2020	18,944,000	19,443,761

		113,665,427
Tennessee Valley Authority - 0.46%
5.250%, 09/15/2039	2,270,000	2,372,372

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $280,963,773)		$284,184,829

FOREIGN GOVERNMENT
OBLIGATIONS - 1.90%
Canada - 0.44%
Province of Ontario
4.100%, 06/16/2014	1,495,000	1,592,674
4.400%, 04/14/2020	685,000	703,577

		2,296,251
France - 0.07%
Societe Financement de l’Economie Francaise
2.875%, 09/22/2014 (S)	360,000	367,358
Korea - 0.17%
Korea Development Bank
4.375%, 08/10/2015	905,000	901,174
Norway - 0.26%
Kingdom of Norway
2.750%, 05/05/2015 (S)	1,312,000	1,321,264
Qatar - 0.25%
Government of Qatar
4.000%, 01/20/2015 (S)	335,000	343,375
6.400%, 01/20/2040 (S)	900,000	931,500

		1,274,875
Russia - 0.13%
Government of Russia
3.625%, 04/29/2015 (S)	700,000	669,550
Sweden - 0.37%
Svensk Exportkredit AB
3.250%, 09/16/2014	1,876,000	1,941,932
Venezuela - 0.21%
Banco Nacional de Desenvolvimento
Economico e Social
5.500%, 07/12/2020 (S)	1,130,000	1,096,100

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $9,725,325)		$9,868,504

CORPORATE BONDS - 19.44%
Banks - 2.87%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)	2,505,000	2,538,815
Barclays Bank PLC
5.000%, 09/22/2016	295,000	291,473
Cie de Financement Foncier
2.125%, 04/22/2013 (S)	2,400,000	2,410,231
Commonwealth Bank of Australia
3.750%, 10/15/2014 (S)	805,000	820,384
5.000%, 10/15/2019 to 03/19/2020 (S)	1,515,000	1,523,264
Itau Unibanco Holding SA
6.200%, 04/15/2020 (S)	905,000	906,702
NIBC Bank NV
2.800%, 12/02/2014 (S)	1,375,000	1,380,206
Nordea Bank AB
2.500%, 11/13/2012 (S)	790,000	802,042

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
Nordea Bank AB (continued)
3.700%, 11/13/2014 (S)	$920,000	$925,014
Standard Chartered PLC
3.850%, 04/27/2015 (S)	640,000	624,724
US Bank NA, MTN
5.920%, 05/25/2012	697,237	730,886
Westpac Banking Corp.
2.250%, 11/19/2012	1,370,000	1,376,571
4.875%, 11/19/2019	595,000	592,848

		14,923,160
Beverages - 0.47%
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 01/15/2015	1,480,000	1,527,301
5.375%, 01/15/2020	410,000	427,615
PepsiCo, Inc.
5.500%, 01/15/2040	495,000	509,203

		2,464,119
Biotechnology - 0.38%
Amgen, Inc.
5.750%, 03/15/2040	340,000	351,333
Life Technologies Corp.
4.400%, 03/01/2015	665,000	687,092
6.000%, 03/01/2020	864,000	914,860

		1,953,285
Capital Markets - 1.45%
Credit Suisse AG
5.400%, 01/14/2020	675,000	659,918
Credit Suisse New York
6.000%, 02/15/2018	770,000	785,929
Lazard Group LLC
6.850%, 06/15/2017	1,255,000	1,292,370
7.125%, 05/15/2015	1,275,000	1,350,124
Morgan Stanley
5.500%, 01/26/2020	1,696,000	1,605,925
5.950%, 12/28/2017	475,000	473,544
The Goldman Sachs Capital II (5.793% to
06/01/2012, then 3 month LIBOR
+ 0.7675%)
(Q)	185,000	141,525
The Goldman Sachs Group, Inc.
6.000%, 06/15/2020	815,000	824,062
6.750%, 10/01/2037	413,000	386,675

		7,520,072
Chemicals - 0.60%
The Dow Chemical Company
4.850%, 08/15/2012	955,000	1,003,471
5.900%, 02/15/2015	500,000	538,750
8.550%, 05/15/2019	1,325,000	1,571,459

		3,113,680
Commercial Services - 0.39%
Hutchison Whampoa International, Ltd.
4.625%, 09/11/2015 (S)	2,005,000	2,052,811
Diversified Financial Services - 2.89%
American Express Company
7.250%, 05/20/2014	685,000	777,174
Bank of America Corp.
4.500%, 04/01/2015	880,000	874,670
5.750%, 12/01/2017	260,000	263,304
6.000%, 09/01/2017	590,000	604,424
7.375%, 05/15/2014	870,000	960,627

The accompanying notes are an integral part of the financial statements.	31

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Capital One Bank USA NA
8.800%, 07/15/2019	$795,000	$948,085
Citigroup Funding, Inc.
1.875%, 10/22/2012	1,735,000	1,757,647
Citigroup, Inc.
4.750%, 05/19/2015	755,000	745,684
6.125%, 05/15/2018	367,000	375,383
6.375%, 08/12/2014	643,000	679,435
8.500%, 05/22/2019	1,340,000	1,570,061
HSBC Holdings PLC
6.800%, 06/01/2038	545,000	572,487
JPMorgan Chase & Company
4.950%, 03/25/2020	445,000	445,028
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,035,000	1,105,657
JPMorgan Chase Capital XXV
6.800%, 10/01/2037	870,000	841,431
New Communications Holdings, Inc.
8.250%, 04/15/2017 (S)	565,000	559,350
8.500%, 04/15/2020 (S)	490,000	482,650
Private Export Funding Corp.
3.050%, 10/15/2014	345,000	356,591
The Bear Stearns Companies LLC
5.700%, 11/15/2014	560,000	611,925
6.950%, 08/10/2012	460,000	505,195

		15,036,808
Electric - 1.52%
Dominion Resources, Inc.
8.875%, 01/15/2019	1,320,000	1,690,132
DPL, Inc.
6.875%, 09/01/2011	1,055,000	1,121,111
Duke Energy Corp.
6.300%, 02/01/2014	785,000	880,926
Enel Finance International SA
6.000%, 10/07/2039 (S)	400,000	372,812
Exelon Generation Company LLC
6.250%, 10/01/2039	250,000	256,034
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	290,000	299,257
6.050%, 08/15/2021	1,045,000	1,036,265
6.800%, 08/15/2039	250,000	240,126
Nevada Power Company
8.250%, 06/01/2011	1,425,000	1,515,785
Progress Energy, Inc.
6.850%, 04/15/2012	475,000	517,365

		7,929,813
Food - 0.31%
Kraft Foods, Inc.
5.375%, 02/10/2020	915,000	950,275
6.500%, 02/09/2040	635,000	674,107

		1,624,382
Healthcare Products - 0.10%
CareFusion Corp.
4.125%, 08/01/2012	520,000	542,111
Healthcare Services - 0.37%
Coventry Health Care, Inc.
5.950%, 03/15/2017	880,000	869,036
UnitedHealth Group, Inc.
6.875%, 02/15/2038	955,000	1,043,730

		1,912,766

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance - 0.29%
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	$1,065,000	$1,012,556
Liberty Mutual Group, Inc.
7.500%, 08/15/2036 (S)	548,000	502,982

		1,515,538
Media - 1.06%
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	620,000	796,328
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013	934,000	1,082,179
Comcast Corp.
5.150%, 03/01/2020	905,000	930,561
6.400%, 03/01/2040	545,000	573,287
Discovery Communications LLC
5.050%, 06/01/2020	485,000	484,625
6.350%, 06/01/2040	330,000	332,213
Grupo Televisa SA
6.625%, 01/15/2040	800,000	800,853
Thomson Reuters Corp.
5.950%, 07/15/2013	460,000	510,323

		5,510,369
Mining - 0.61%
Rio Tinto Finance USA, Ltd.
5.875%, 07/15/2013	760,000	829,686
9.000%, 05/01/2019	670,000	846,779
Southern Copper Corp.
6.750%, 04/16/2040	902,000	895,486
Vale Overseas, Ltd.
6.875%, 11/10/2039	610,000	607,594

		3,179,545
Oil & Gas - 1.39%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	710,000	672,207
Husky Energy, Inc.
5.900%, 06/15/2014	455,000	500,302
Petro-Canada
6.800%, 05/15/2038	270,000	291,677
Petrobras International Finance Company
6.875%, 01/20/2040	525,000	526,863
7.875%, 03/15/2019	535,000	605,256
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
4.500%, 09/30/2012 (S)	595,000	613,767
5.500%, 09/30/2014 (S)	945,000	1,009,784
Suncor Energy, Inc.
6.500%, 06/15/2038	635,000	662,586
Total Capital SA
3.125%, 10/02/2015	825,000	836,289
Valero Energy Corp.
9.375%, 03/15/2019	960,000	1,136,833
XTO Energy, Inc.
6.750%, 08/01/2037	295,000	350,423

		7,205,987
Pharmaceuticals - 0.10%
Pfizer, Inc.
5.350%, 03/15/2015	470,000	526,191
Pipelines - 0.85%
Energy Transfer Partners LP
8.500%, 04/15/2014	345,000	402,632
9.000%, 04/15/2019	855,000	1,006,711

The accompanying notes are an integral part of the financial statements.	32

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pipelines (continued)
Kinder Morgan Energy Partners LP
6.550%, 09/15/2040	$755,000	$743,341
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	1,590,000	1,564,269
5.625%, 04/15/2020 (S)	700,000	690,787

		4,407,740
Real Estate - 1.03%
HCP, Inc.
6.000%, 01/30/2017	185,000	189,812
6.300%, 09/15/2016	275,000	288,480
6.700%, 01/30/2018	315,000	329,406
Health Care Property, Inc.
5.650%, 12/15/2013	915,000	961,529
Kilroy Realty LP
6.625%, 06/01/2020 (S)	450,000	449,167
Mack-Cali Realty LP
7.750%, 08/15/2019	295,000	341,232
Reckson Operating Partnership LP
7.750%, 03/15/2020 (S)	1,035,000	1,062,407
WEA Finance LLC
5.400%, 10/01/2012 (S)	716,000	759,154
7.125%, 04/15/2018 (S)	330,000	365,998
7.500%, 06/02/2014 (S)	555,000	630,138

		5,377,323
Retail - 0.12%
Wal-Mart Stores, Inc.
5.625%, 04/01/2040	620,000	646,167

Software - 0.18%
Adobe Systems, Inc.
3.250%, 02/01/2015	275,000	279,522
4.750%, 02/01/2020	665,000	667,518

		947,040
Telecommunications - 1.95%
America Movil SAB de CV
5.000%, 10/16/2019 (S)	783,000	782,779
6.125%, 03/30/2040 (S)	745,000	716,266
British Telecommunications PLC
9.625%, 12/15/2030	295,000	368,641
Cisco Systems, Inc.
4.450%, 01/15/2020	1,205,000	1,237,227
5.500%, 01/15/2040	600,000	601,708
France Telecom SA
7.750%, 03/01/2011	530,000	555,771
Frontier Communications Corp.
8.125%, 10/01/2018	370,000	362,600
Qwest Corp.
7.500%, 10/01/2014	745,000	784,113
Rogers Cable, Inc.
5.500%, 03/15/2014	190,000	207,814
Rogers Communications, Inc.
6.375%, 03/01/2014	1,445,000	1,624,284
Telefonica Emisiones SAU
5.134%, 04/27/2020	1,685,000	1,625,476
5.984%, 06/20/2011	640,000	667,930
Verizon Wireless Capital LLC
8.500%, 11/15/2018	500,000	625,156

		10,159,765
Tobacco - 0.36%
Altria Group, Inc.
9.700%, 11/10/2018	1,225,000	1,485,289

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Tobacco (continued)
Altria Group, Inc. (continued)
10.200%, 02/06/2039	$280,000	$361,628

		1,846,917
Transportation - 0.15%
Burlington Northern Santa Fe LLC
5.750%, 05/01/2040	755,000	758,226

TOTAL CORPORATE BONDS (Cost $98,135,742)		$101,153,815

MUNICIPAL BONDS - 0.54%
California - 0.30%
Los Angeles Unified School District
6.758%, 07/01/2034	625,000	682,600
State of California
7.300%, 10/01/2039	590,000	612,603
7.625%, 03/01/2040	235,000	254,453

		1,549,656
Nevada - 0.17%
County of Clark
6.820%, 07/01/2045	755,000	884,467
Texas - 0.07%
North Texas Tollway Authority
6.718%, 01/01/2049	335,000	361,572

TOTAL MUNICIPAL BONDS (Cost $2,576,014)		$2,795,695

COLLATERALIZED MORTGAGE
OBLIGATIONS - 20.88%
Asset Securitization Corp.,
Series 1996-D3, Class A2
7.558%, 10/13/2026 (P)	579,000	604,510
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A3,
4.512%, 12/10/2042	264,000	268,961
Series 2005-4, Class A5A,
4.933%, 07/10/2045	1,044,000	1,033,756
Series 2006-5, Class A4,
5.414%, 09/10/2047	2,061,000	2,068,777
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	1,087,000	1,091,837
Series 2002-PB2, Class B,
6.309%, 06/11/2035	143,000	150,302
Series 2002-2, Class E,
7.634%, 09/15/2032 (P)	208,000	207,392
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2003-T12, Class A3,
4.240%, 08/13/2039 (P)	87,315	89,511
Series 2002-PBW1, Class A2,
4.720%, 11/11/2035 (P)	246,000	256,164
Series 2005-PWR7, Class A2,
4.945%, 02/11/2041	383,782	391,463
Series 2005-PW10, Class A4,
5.405%, 12/11/2040 (P)	763,000	783,378
Series 2004-PWR4, Class A3,
5.468%, 06/11/2041 (P)	279,000	292,969
Series 2001-TOP4, Class A3,
5.610%, 11/15/2033	532,000	549,046
Commercial Mortgage Asset Trust,
Series 1999-C1, Class A4
6.975%, 01/17/2032 (P)	1,240,000	1,355,115
Commercial Mortgage Pass Through
Certificates, Series 2004-LB2A, Class A4
4.715%, 03/10/2039	441,000	450,963

The accompanying notes are an integral part of the financial statements.	33

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2007-C5, Class A3
5.694%, 09/15/2040 (P)	$698,000	$692,683
CS First Boston Mortgage Securities Corp.
Series 2002-CKS4, Class A4,
4.485%, 11/15/2036	8,347	8,428
Series 2003-CPN1, Class A2,
4.597%, 03/15/2035	472,000	491,721
Series 2005-C1, Class A3,
4.813%, 02/15/2038	104,715	105,913
Series 2005-C2, Class A4,
4.832%, 04/15/2037	713,000	708,455
Series 2002-CP5, Class A2,
4.940%, 12/15/2035	616,000	645,662
Series 2002-CKS4, Class A2,
5.183%, 11/15/2036	739,000	772,755
Series 2002-CKN2, Class A3,
6.133%, 04/15/2037	138,000	145,973
Developers Diversified Realty Corp.,
Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	964,901	993,825
Federal Home Loan Mortgage Corp.
Series 2727, Class PW,
3.570%, 06/15/2029	61,680	62,667
Series 2003-2676, Class CY,
4.000%, 09/15/2018	282,000	296,131
Series 2004-2765, Class CT,
4.000%, 03/15/2019	193,000	201,790
Series 2004-2875, Class HB,
4.000%, 10/15/2019	202,000	210,508
Series 3631, Class PA,
4.000%, 02/15/2040	1,860,425	1,925,403
Series 2007-3372, Class BD,
4.500%, 10/15/2022	339,000	362,029
Series 2005-3008, Class JM,
4.500%, 07/15/2025	302,000	315,602
Series 2003-2694, Class QG,
4.500%, 01/15/2029	77,000	80,095
Series 3234, Class MC,
4.500%, 10/15/2036	546,000	549,374
Series 2009-K003, Class AAB,
4.768%, 05/25/2018	648,000	701,295
Series 2003-2590, Class NU,
5.000%, 06/15/2017	345,925	357,176
Series 2002-2542, Class ES,
5.000%, 12/15/2017	65,000	70,245
Series 2590, Class BY,
5.000%, 03/15/2018	73,000	79,783
Series 2934, Class CI,
5.000%, 01/15/2034	566,000	610,184
Series 2957, Class PT,
5.500%, 11/15/2033	1,161,000	1,244,391
Series 2005-3028, Class PG,
5.500%, 09/15/2035	160,341	173,406
Series 2005-3035, Class PA,
5.500%, 09/15/2035	203,795	222,083
Series 3325, Class JL,
5.500%, 06/15/2037	466,455	498,045
Federal Home Loan Mortgage Corp. REMICS
Series 3465, Class HA,
4.000%, 07/15/2017	465,419	487,379
Series 2003-2690, Class TV,
4.500%, 11/15/2025	217,000	231,471
Series 2982, Class CI,
5.500%, 02/15/2034	5,709,000	6,108,711

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association
Series 2003-108, Class BE,
4.000%, 11/25/2018	$337,000	$356,019
Series 2003-125, Class AY,
4.000%, 12/25/2018	84,000	87,820
Series 2004-3, Class HT,
4.000%, 02/25/2019	114,000	119,048
Series 2004-80, Class LE,
4.000%, 11/25/2019	1,528,000	1,584,382
Series 2009-M2, Class A3,
4.001%, 01/25/2019	1,147,000	1,165,571
Series 2007-39, Class NA,
4.250%, 01/25/2037	10,347	10,812
Series 2007-30, Class MA,
4.250%, 02/25/2037	3,263	3,404
Series 2009-M1, Class A2,
4.287%, 07/25/2019	1,064,000	1,098,262
Series 2010-M3, Class A3,
4.332%, 03/25/2020 (P)	4,300,000	4,412,875
Series 2010-M1, Class A2,
4.450%, 09/25/2019	371,000	378,671
Series 2002-94, Class HQ,
4.500%, 01/25/2018	287,000	307,232
Series 2004-81, Class KE,
4.500%, 11/25/2019	150,000	159,314
Series 2007-113, Class DB,
4.500%, 12/25/2022	351,000	378,041
Series 3652, Class AP,
4.500%, 03/15/2040	3,715,077	3,919,261
Series 2010-54, Class EA,
4.500%, 06/25/2040	3,132,000	3,346,698
Series 2003-3, Class HJ,
5.000%, 02/25/2018	330,000	356,356
Series 2009-78, Class J,
5.000%, 09/25/2019	1,472,921	1,576,806
Series 207-74, Class A,
5.000%, 04/25/2034	426,850	448,285
Series 2004-60, Class PA,
5.500%, 04/25/2034	204,017	219,006
Series 2005-58, Class MA,
5.500%, 07/25/2035	165,823	181,073
Series 2009-71, Class JT,
6.000%, 06/25/2036	66,659	71,703
Series 2007-77, Class MH,
6.000%, 12/25/2036	6,699,084	7,081,876
Series 2001-81, Class HE,
6.500%, 01/25/2032	5,833,507	6,439,443
Federal National Mortgage
Association REMICS
Series 2008-66, Class B,
5.000%, 08/25/2023	85,000	93,001
Series 2005-30, Class UE,
5.000%, 01/25/2034	651,000	700,886
FHLMC Multifamily Structured Pass Through
Certificates, Series K005, Class A2
4.317%, 11/25/2019	1,046,000	1,065,713
First Union National Bank
Commercial Mortgage
Series 2002-C1, Class A2,
6.141%, 02/12/2034	255,342	267,169
Series 2001-C4, Class B,
6.417%, 12/12/2033	188,000	195,995
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class A4,
5.334%, 11/10/2045 (P)	2,181,000	2,274,546

The accompanying notes are an integral part of the financial statements.	34

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GE Capital Commercial Mortgage
Corp. (continued)
Series 2001-3, Class A1,
5.560%, 06/10/2038	$138,413	$140,077
Series 2002-1A, Class A3,
6.269%, 12/10/2035	252,000	265,855
GMAC Commercial Mortgage Securities, Inc.
Series 2002-C3, Class A2,
4.930%, 07/10/2039	197,000	206,548
Series 2004-C2, Class A4,
5.301%, 08/10/2038 (P)	409,000	415,826
Series 2003-C2, Class A2,
5.485%, 05/10/2040 (P)	303,000	325,554
Series 2003-C2, Class D,
5.501%, 05/10/2040 (P)	233,000	237,997
Series 2001-C2, Class B,
6.790%, 04/15/2034	128,000	133,038
Series 2000-C2, Class A2,
7.455%, 08/16/2033 (P)	2,148	2,147
Government National Mortgage Association,
Series 2006-37, Class JG
5.000%, 07/20/2036	254,000	271,286
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1, Class A6,
5.135%, 06/10/2036 (P)	517,000	541,905
Series 2005-GG5, Class AAB,
5.190%, 04/10/2037 (P)	642,000	675,200
Series 2005-GG5, Class A5,
5.224%, 04/10/2037 (P)	1,638,000	1,646,765
Series 2006-GG7, Class A4,
5.888%, 07/10/2038 (P)	483,000	489,957
GS Mortgage Securities Corp. II
Series 2004-C1, Class A2,
4.319%, 10/10/2028	495,156	498,051
Series 2001-GL3A, Class A2,
6.449%, 08/05/2018 (P)(S)	2,249,000	2,359,787
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-LDP2, Class A3A,
4.678%, 07/15/2042	1,349,569	1,384,768
Series 2003-CB7, Class A4,
4.879%, 01/12/2038	888,000	923,299
Series 2008-C2, Class A1,
5.017%, 02/12/2051	30,404	31,216
Series 2002-CIB5, Class A2,
5.161%, 10/12/2037	149,000	156,828
Series 2002-C2, Class B,
5.211%, 12/12/2034	170,000	175,387
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	2,133,000	2,114,738
Series 2003-PM1A, Class A4,
5.326%, 08/12/2040 (P)	1,000,000	1,063,593
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,266,000	1,216,723
Series 2004-CB9, Class A4,
5.371%, 06/12/2041 (P)	234,000	243,146
Series 2006-CB16, Class A4,
5.552%, 05/12/2045	486,000	490,113
Series 2009-IWST, Class A2,
5.633%, 12/05/2027 (S)	1,643,000	1,749,560
Series 2007-C1, Class A4,
5.716%, 02/15/2051	778,000	756,685
Series 2007-LD12, Class A3,
5.962%, 02/15/2051	786,000	791,890

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2001-CIB3, Class A3,
6.465%, 11/15/2035	$547,000	$572,436
JPMorgan Commercial Mortgage Finance
Corp., Series 2000-C10, Class C
7.639%, 08/15/2032 (P)	243,000	242,970
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A3
5.940%, 07/15/2044 (P)	300,000	305,916
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4,
4.166%, 05/15/2032	351,000	362,761
Series 2004-C2, Class A4,
4.367%, 03/15/2036	605,000	604,464
Series 2002-C4, Class A4,
4.563%, 09/15/2026	228,321	234,099
Series 2004-C7, Class A5,
4.628%, 10/15/2029	232,000	237,646
Series 2002-C4, Class A5,
4.853%, 09/15/2031	516,000	538,726
Series 2003-C8, Class A4,
5.124%, 11/15/2032 (P)	164,000	174,167
Series 2006-C6, Class A4,
5.372%, 09/15/2039	440,000	440,828
Series 2007-C1, Class AAB,
5.403%, 02/15/2040	114,000	116,487
Series 2002-C2, Class A4,
5.594%, 06/15/2031	842,000	888,596
Series 2006-C4, Class A4,
5.882%, 06/15/2038 (P)	1,451,000	1,497,608
Series 2008-C1, Class A2,
6.155%, 04/15/2041 (P)	2,053,000	2,103,091
Series 2001-C2, Class A2,
6.653%, 11/15/2027	333,407	342,898
Merrill Lynch Mortgage Trust
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	357,000	363,711
Series 2005-CIP1, Class A3A,
4.949%, 07/12/2038 (P)	338,000	345,083
Series 2005-CIP1, Class A4,
5.047%, 07/12/2038 (P)	627,000	644,152
Series 2003-KEY1, Class A4,
5.236%, 11/12/2035 (P)	856,000	899,476
Series 2007-C1, Class A3,
5.826%, 06/12/2050 (P)	800,000	803,865
Morgan Stanley Capital I
Series 2005-T17, Class A4,
4.520%, 12/13/2041	57,318	58,636
Series 2004-T15, Class A2,
4.690%, 06/13/2041	146,693	147,439
Series 2004-HQ3, Class A4,
4.800%, 01/13/2041	281,000	289,611
Series 2004-IQ8, Class A4,
4.900%, 06/15/2040	703,000	724,588
Series 2004-HQ4, Class A7,
4.970%, 04/14/2040	2,379,000	2,388,335
Series 2005-HQ5, Class AAB,
5.037%, 01/14/2042	719,029	749,823
Series 2004-T15, Class A4,
5.270%, 06/13/2041 (P)	382,000	396,108
Series 2004-IQ7, Class A4,
5.401%, 06/15/2038 (P)	1,047,000	1,088,860

The accompanying notes are an integral part of the financial statements.	35

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Dean Witter Capital I
Series 2003-TOP9, Class A2,
4.740%, 11/13/2036	$366,000	$383,948
Series 2003-HQ2, Class A2,
4.920%, 03/12/2035	737,000	775,284
Series 2002-IQ2, Class A4,
5.740%, 12/15/2035	140,417	147,129
Series 2002-HQ, Class A3,
6.510%, 04/15/2034	172,397	180,209
Series 2001-TOP3, Class B,
6.550%, 07/15/2033	258,000	269,381
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.453%, 02/25/2047 (P)	72,844	56,588
Nomura Asset Securities Corp.,
Series 1998-D6, Class A2
7.070%, 03/15/2030 (P)	201,000	225,278
Prudential Mortgage Capital Funding LLC,
Series 2001-ROCK, Class B
6.760%, 05/10/2034	234,000	243,425
Salomon Brothers Mortgage Securities
VII, Inc.
Series 2002-KEY2, Class A2,
4.467%, 03/18/2036	263,397	271,203
Series 2000-C2, Class C,
7.727%, 07/18/2033 (P)	370,000	368,986
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.750%, 02/25/2040 (P)	561,044	562,783
Wachovia Bank Commercial Mortgage Trust
Series 2003-C8, Class A3,
4.445%, 11/15/2035	197,000	200,776
Series 2005-C18, Class A4,
4.935%, 04/15/2042	105,000	108,162
Series 2004-C11, Class A4,
5.030%, 01/15/2041	379,000	383,919
Series 2002-C1, Class A4,
6.287%, 04/15/2034	347,000	367,592

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $106,161,334)		$108,661,577

ASSET BACKED SECURITIES - 9.02%
Ally Master Owner Trust,
Series 2010-3, Class A
2.880%, 04/15/2015 (S)	1,995,000	2,002,751
American Express Credit Account Master
Trust, Series 2010-1, Class A
0.530%, 11/16/2015 (P)	1,494,000	1,489,359
BA Credit Card Trust
Series 2010-A1, Class A1,
0.640%, 09/15/2015 (P)	752,000	744,432
Series 2008-A1, Class A1,
0.917%, 04/15/2013 (P)	12,371,000	12,394,766
Capital One Multi-Asset Execution Trust,
Series 2008-A5, Class A5
4.850%, 02/18/2014	602,000	622,173
Chase Issuance Trust,
Series 2009-A2, Class A2
1.887%, 04/15/2014 (P)	770,000	788,332
Citibank Credit Card Issuance Trust,
Series 2009-A1, Class A1
2.087%, 03/17/2014 (P)	1,083,000	1,112,281
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
0.383%, 12/25/2036 (P)	85,993	79,997

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Discover Card Master Trust
Series 2009-A1, Class A1,
1.637%, 12/15/2014 (P)	$762,000	$769,075
Series 2009-A2, Class A,
1.637%, 02/17/2015 (P)	4,618,000	4,721,337
Ford Credit Auto Owner Trust,
Series 2007-A, Class A4A
5.470%, 06/15/2012	287,000	296,555
Ford Credit Floorplan Master Owner Trust,
Series 2010-3, Class A1
4.200%, 02/15/2017 (S)	1,046,000	1,082,550
Harley-Davidson Motorcycle Trust
Series 2009-4, Class A4,
2.400%, 07/15/2014	134,000	134,873
Series 2009-1, Class A4,
4.550%, 01/15/2017	132,000	139,530
Huntington Auto Trust,
Series 2009-1A, Class A4
5.730%, 01/15/2014 (S)	1,307,000	1,401,023
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
0.383%, 01/25/2037 (P)	35,935	34,913
Morgan Stanley Home Equity Loans,
Series 2007-1, Class A1
0.393%, 12/25/2036 (P)	33,560	32,362
Nelnet Student Loan Trust,
Series 2008-3, Class A4
2.147%, 11/25/2024 (P)	2,921,000	3,026,450
Nissan Auto Receivables Owner Trust,
Series 2009-1, Class A3
5.000%, 09/15/2014	2,069,000	2,142,080
Nordstrom Private Label Credit Card Master
Trust, Series 2007-2A, Class A
0.397%, 05/15/2015 (P)(S)	660,000	647,200
SLC Student Loan Trust,
Series 2008-1, Class A4A
1.857%, 12/15/2032 (P)	4,308,000	4,473,791
SLM Student Loan Trust
Series 2005-9, Class A4,
0.416%, 01/25/2023 (P)	879,264	875,504
Series 2010-1, Class A,
0.645%, 03/25/2025 (P)	3,288,280	3,285,591
Series 2008-4, Class A4,
1.966%, 07/25/2022 (P)	1,100,000	1,154,119
Series 2008-5, Class A4,
2.016%, 07/25/2023 (P)	3,147,000	3,317,874
Swift Master Auto Receivables Trust,
Series 2007-1, Class A
0.437%, 06/15/2012 (P)	164,000	163,933

TOTAL ASSET BACKED SECURITIES (Cost $46,859,635)		$46,932,851

SUPRANATIONAL OBLIGATIONS - 0.94%
Export-Import Bank of Korea
5.500%, 10/17/2012	535,000	567,796
5.875%, 01/14/2015	960,000	1,026,096
International Bank For
Reconstruction & Development
2.375%, 05/26/2015	3,325,000	3,326,194

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $4,822,274)		$4,920,086

SHORT-TERM INVESTMENTS - 7.34%
Short-Term Securities* - 7.34%
Rabobank USA Financial Corp.,
0.200%, 06/01/2010	$7,776,000	7,776,000

The accompanying notes are an integral part of the financial statements.	36

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities* (continued)
State Street Institutional Liquid Reserves
Fund, 0.1756%	$30,438,708	$30,438,708

		38,214,708

TOTAL SHORT-TERM INVESTMENTS (Cost $38,214,708)		$38,214,708

Total Investments (Core Bond Fund)
(Cost $587,458,805) - 114.67%		$596,732,065
Other assets and liabilities, net - (14.67%)		(76,324,860)

TOTAL NET ASSETS - 100.00%		$520,407,205

SCHEDULE OF SECURITIES SOLD SHORT
Federal National Mortgage Association - (1.33)%
5.500%, TBA	(6,000,000)	(6,400,313)
6.000%, TBA	(500,000)	(538,555)

		(6,938,868)

TOTAL SECURITIES SOLD SHORT (Cost $(6,915,313))		$(6,938,868)

Core Diversified Growth & Income Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 40.03%
John Hancock Funds II (G) - 40.03%
Index 500, Class NAV (MFC
Global U.S.A.) (A)	627,078	$5,073,061
International Equity Index, Class NAV (SSgA)	65,561	957,196
Total Bond
Market, Class NAV (Declaration) (A)	256,059	2,665,579

		8,695,836

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $8,780,602)		$8,695,836

INVESTMENT COMPANIES - 60.05%
American Funds Insurance Series - 60.05%
Capital World Growth and Income
Fund, Class R5	21,359	649,313
EuroPacific Growth Fund, Class R5	22,825	781,527
New Perspective Fund, Class R5	27,234	647,343
The Growth Fund of America, Class R5	66,452	1,749,005
The Investment Company of America, Class R5	141,387	3,482,356
U.S. Government Securities Fund, Class R5	279,096	3,996,659
Washington Mutual Investors Fund, Class R5	73,282	1,741,178

		13,047,381

TOTAL INVESTMENT COMPANIES (Cost $12,338,454)		$13,047,381

Total Investments (Core Diversified Growth & Income
Portfolio) (Cost $21,119,056) - 100.08%		$21,743,217
Other assets and liabilities, net - (0.08%)		(17,205)

TOTAL NET ASSETS - 100.00%		$21,726,012

Core Fundamental Holdings Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 40.06%
John Hancock Funds II (G) - 40.06%
Index 500, Class NAV (MFC
Global U.S.A.) (A)	267,067	$2,160,570
International Equity Index, Class NAV (SSgA)	40,961	598,028
Total Bond
Market, Class NAV (Declaration) (A)	178,242	1,855,501

		4,614,099

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $4,659,399)		$4,614,099

INVESTMENT COMPANIES - 60.11%
American Funds Insurance Series - 60.11%
EuroPacific Growth Fund, Class R5	26,183	896,492
The Growth Fund of America, Class R5	30,813	810,986
The Investment Company of America, Class R5	65,591	1,615,509
U.S. Government Securities Fund, Class R5	194,954	2,791,747
Washington Mutual Investors Fund, Class R5	33,996	807,757

		6,922,491

TOTAL INVESTMENT COMPANIES (Cost $6,391,518)		$6,922,491

Total Investments (Core Fundamental Holdings Portfolio)
(Cost $11,050,917) - 100.17%		$11,536,590
Other assets and liabilities, net - (0.17%)		(19,137)

TOTAL NET ASSETS - 100.00%		$11,517,453

Core Global Diversification Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 40.06%
John Hancock Funds II (G) - 40.06%
Index 500, Class NAV (MFC
Global U.S.A.) (A)	239,719	$1,939,330
International Equity Index, Class NAV (SSgA)	251,416	3,670,674
Total Bond
Market, Class NAV (Declaration) (A)	298,674	3,109,196

		8,719,200

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $9,139,694)		$8,719,200

INVESTMENT COMPANIES - 60.02%
American Funds Insurance Series - 60.02%
Capital World Growth and Income
Fund, Class R5	48,909	1,486,819
EuroPacific Growth Fund, Class R5	117,055	4,007,949
New Perspective Fund, Class R5	62,550	1,486,819
The Investment Company of America, Class R5	57,742	1,422,175
U.S. Government Securities Fund, Class R5	325,493	4,661,065

		13,064,827

TOTAL INVESTMENT COMPANIES (Cost $13,245,550)		$13,064,827

Total Investments (Core Global Diversification Portfolio)
(Cost $22,385,244) - 100.08%		$21,784,027
Other assets and liabilities, net - (0.08%)		(17,140)

TOTAL NET ASSETS - 100.00%		$21,766,887

The accompanying notes are an integral part of the financial statements.	37

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Debt Fund
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 38.67%
Argentina - 1.96%
City of Buenos Aires,
12.500%, 04/06/2015 (S)	$300,000	294,000

		294,000
Bahrain - 1.64%
Kingdom of Bahrain,
5.500%, 03/31/2020 (S)	250,000	244,913

		244,913
Brazil - 4.35%
Federative Republic of Brazil
5.875%, 01/15/2019	250,000	267,500
8.875%, 10/14/2019	100,000	129,000
10.250%, 06/17/2013	100,000	122,000
11.000%, 08/17/2040	100,000	132,620

		651,120
Colombia - 1.97%
Republic of Colombia,
8.250%, 12/22/2014	250,000	294,375

		294,375
Indonesia - 4.96%
Republic of Indonesia
5.875%, 03/13/2020 (S)	200,000	207,000
6.625%, 02/17/2037 (S)	250,000	253,125
7.250%, 04/20/2015 (S)	250,000	283,125

		743,250
Mexico - 2.04%
Government of Mexico,
5.125%, 01/15/2020	300,000	305,250

		305,250
Panama - 1.93%
Republic of Panama,
7.250%, 03/15/2015	250,000	288,750

		288,750
Peru - 1.95%
Republic of Peru,
7.125%, 03/30/2019	250,000	291,875

		291,875
Philippines - 3.63%
Republic of Philippines,
6.500%, 01/20/2020	500,000	544,375

		544,375
Poland - 1.82%
Republic of Poland,
6.375%, 07/15/2019	250,000	272,250

		272,250
South Africa - 1.84%
Republic of South Africa,
6.500%, 06/02/2014	250,000	275,938

		275,938
Turkey - 5.54%
Republic of Turkey
6.750%, 05/30/2040	250,000	248,125
9.500%, 01/15/2014	250,000	296,563
11.500%, 01/23/2012	250,000	284,375

		829,063

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Ukraine - 3.08%
Government of Ukraine
6.580%, 11/21/2016 (S)	$250,000	$232,500
6.750%, 11/14/2017 (S)	250,000	228,275

		460,775
Uruguay - 1.96%
Republic of Uruguay,
8.000%, 11/18/2022	250,000	293,750

		293,750

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $5,728,071)		$5,789,684

CORPORATE BONDS - 51.52%
Bermuda - 2.30%
Digicel Group, Ltd.
8.250%, 09/01/2017 (S)	100,000	98,000
Intelsat Luxembourg SA
11.250%, 02/04/2017	250,000	246,250

		344,250
Brazil - 4.10%
BFF International, Ltd.
7.250%, 01/28/2020 (S)	250,000	247,500
Cosan SA Industria e Comercio
8.250%, (Q)(S)	250,000	238,750
Morgan Stanley
10.090%, 05/03/2017	250,000	127,316

		613,566
Canada - 1.36%
Bombardier, Inc.
7.750%, 03/15/2020 (S)	100,000	101,250
Garda World Security Corp.
9.750%, 03/15/2017 (S)	100,000	102,750

		204,000
Cayman Islands - 13.06%
Aes Dominicana Energia Finance SA
11.000%, 12/13/2015 (S)	100,000	101,000
Braskem Finance, Ltd.
7.250%, 06/05/2018 (S)	250,000	251,875
Cosan Finance, Ltd.
7.000%, 02/01/2017 (S)	250,000	246,250
Gol Finance
7.500%, 04/03/2017	250,000	235,000
Odebrecht Finance, Ltd.
7.500%, 10/18/2017 (S)	250,000	256,250
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017 (S)	350,000	330,750
Sable International Finance, Ltd.
7.750%, 02/15/2017 (S)	300,000	306,000
TAM Capital 2, Inc.
9.500%, 01/29/2020 (S)	250,000	228,750

		1,955,875
India - 1.32%
Inter-American Development Bank
3.000%, 03/25/2014	9,200,000	197,471

		197,471
Indonesia - 2.90%
Bakrie Telecom Pte, Ltd.
11.500%, 05/07/2015 (S)	200,000	180,000

The accompanying notes are an integral part of the financial statements.	38

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Indonesia (continued)
Bumi Capital Pte, Ltd.
12.000%, 11/10/2016 (S)	$250,000	$255,000

		435,000
Luxembourg - 3.44%
Mobile Telesystems Finance SA
8.000%, 01/28/2012 (S)	250,000	258,125
UBS Luxembourg SA
8.250%, 05/23/2016 (S)	250,000	256,250

		514,375
Mexico - 8.14%
America Movil SAB de CV
5.000%, 10/16/2019 (S)	250,000	249,930
Axtel SAB de CV
7.625%, 02/01/2017 (S)	250,000	210,000
Desarrolladora Homex SAB de CV
9.500%, 12/11/2019 (S)	250,000	243,750
Grupo Kuo SAB de CV
9.750%, 10/17/2017 (S)	250,000	262,500
Petroleos Mexicanos
6.000%, 03/05/2020 (S)	250,000	253,125

		1,219,305
Netherlands - 3.77%
Indosat Finance Company BV
7.125%, 06/22/2012 (S)	300,000	311,438
Listrindo Capital BV
9.250%, 01/29/2015 (S)	250,000	252,563

		564,001
Peru - 2.33%
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)	350,000	348,250

		348,250
Russia - 1.59%
BOM Capital PLC
6.699%, 03/11/2015 (S)	250,000	238,125

		238,125
United States - 7.21%
BioScrip, Inc.
10.250%, 10/01/2015 (S)	100,000	97,500
Equinix, Inc.
8.125%, 03/01/2018	100,000	101,500
Lear Corp.
8.125%, 03/15/2020	100,000	97,750
Linn Energy LLC
8.625%, 04/15/2020 (S)	150,000	148,500
NewPage Corp.
11.375%, 12/31/2014	250,000	233,750
Niska Gas Storage US LLC
8.875%, 03/15/2018 (S)	150,000	150,750
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018	150,000	148,125
TreeHouse Foods, Inc.
7.750%, 03/01/2018	100,000	102,250

		1,080,125

TOTAL CORPORATE BONDS (Cost $7,809,884)		$7,714,343

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 3.35%
United States - 3.35%
U.S. Treasury Notes
1.000%, 04/30/2012	$500,000	$502,285

		502,285

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $500,234)		$502,285

CONVERTIBLE BONDS - 0.94%
United States - 0.94%
Ford Motor Company
4.250%, 11/15/2016	100,000	140,500

		140,500

TOTAL CONVERTIBLE BONDS (Cost $140,847)		$140,500

SHORT-TERM INVESTMENTS - 5.53%
Repurchase Agreement - 5.53%
Repurchase Agreement with State Street Corp.
dated 05/28/2010 at 0.01% to be
repurchased at $828,001 on 06/01/2010,
collateralized by $830,000 U.S. Treasury
Note, 2.50% due 04/30/2015 (valued at
$845,604, including interest)	$828,000	828,000

		828,000

TOTAL SHORT-TERM INVESTMENTS (Cost $828,000)		$828,000

Total Investments (Emerging Markets Debt Fund)
(Cost $15,007,036) - 100.01%		$14,974,812
Other assets and liabilities, net - (0.01%)		(1,793)

TOTAL NET ASSETS - 100.00%		$14,973,019

Emerging Markets Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.82%
Bermuda - 0.10%
Central European Media Enterprises, Ltd. (I)	44,140	$1,163,668
Brazil - 8.38%
Acucar Guarani SA (I)	98,200	218,911
Banco ABC Brasil SA	101,700	667,297
Banco Alfa de Investimento SA	10,300	44,395
Banco do Brasil SA	113,467	1,618,599
Banco Santander Brasil SA, ADR	330,439	3,443,174
Bematech SA	83,600	399,811
BM&F BOVESPA SA	1,774,100	11,815,969
BR Malls Participacoes SA	193,600	2,466,174
Brasil Ecodiesel Industria e Comercio de
Biocombustiveis e Oleos Vegetais SA (I)	797,400	363,400
Braskem SA (L)	164,396	1,930,009
BRF - Brasil Foods SA (L)	374,896	4,862,401
Brookfield Incorporacoes SA	242,200	1,037,288
Camargo Correa Desenvolvimento
Imobiliario SA	69,100	211,331
Cia Providencia Industria e Comercio SA	33,400	113,519
Cosan SA Industria e Comercio (I)	312,500	3,560,398
CR2 Empreendimentos Imobiliarios SA	7,600	22,117
Empresa Brasileira de Aeronautica SA	32,692	175,016
Empresa Brasileira de Aeronautica
SA, ADR (L)	28,000	609,840

The accompanying notes are an integral part of the financial statements.	39

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Even Construtora e Incorporadora SA	223,200	$808,851
Ez Tec Empreendimentos e Participacoes SA	79,800	349,652
Fertilizantes Heringer SA (I)	30,500	133,137
Fibria Celulose SA, SADR (I)	155,200	2,476,992
Gafisa SA	521,522	3,149,893
General Shopping Brasil SA (I)	24,720	97,048
Gerdau SA	234,900	2,383,501
Gerdau SA, SADR (L)	1,192,088	16,045,504
Grendene SA	240,600	977,592
Guararapes Confeccoes SA	15,200	492,409
Helbor Empreendimentos SA	39,800	260,052
IdeiasNet SA (I)	161,600	270,627
Iguatemi Empresa de Shopping Centers SA	73,200	1,204,560
Industrias Romi SA	138,700	864,376
Inepar Sa Industria E Construcoes (I)	5,900	15,906
Inpar SA (I)	102,200	157,123
JBS SA	54,350	216,356
JHSF Participacoes SA	335,500	445,798
Kroton Educacional SA	31,913	261,086
Log-in Logistica Intermodal SA (I)	83,300	290,893
Magnesita Refratarios SA (I)	191,500	1,167,138
Marfrig Frigorificos e Comercio de
Alimentos SA	265,065	2,485,826
Medial Saude SA (I)	84,300	573,957
Metalfrio Solutions SA	16,800	80,345
Minerva SA (I)	42,200	151,769
MPX Energia SA (I)	68,000	791,544
Multiplan Empreendimentos Imobiliarios SA	107,240	1,987,289
Paranapanema SA (I)	361,900	1,031,303
PDG Realty SA Empreendimentos
e Participacoes	11,358	95,479
Perdigao SA	18,975	242,755
Petroleo Brasileiro SA	63,388	1,186,143
Petroleo Brasileiro SA, ADR (L)	89,200	3,177,304
Petroleo Brasileiro SA, SADR (L)	80,689	2,498,938
Plascar Participacoes Industriais SA (I)	118,100	205,560
Porto Seguro SA	186,076	1,920,785
Profarma Distribuidora de Produtos
Farmaceuticos SA	18,900	162,304
Rodobens Negocios Imobiliarios SA	33,200	216,928
Rossi Residencial SA	58,900	422,043
Santos Brasil Participacoes SA	16,157	137,329
Sao Carlos Empreendimentos e
Participacoes SA	79,700	669,546
Sao Martinho SA	109,400	880,005
SLC Agricola SA	49,500	380,236
Springs Global Participacoes SA	57,067	128,469
Sul America SA	89,900	2,294,826
Tecnisa SA	17,600	72,091
TPI - Triunfo Participacoes e Investimentos SA	56,390	149,857
TRISUL SA	21,107	73,013
Ultrapar Participacoes SA, ADR (L)	161,060	7,168,781
Usinas Siderurgicas de Minas Gerais SA	183,250	4,527,797

		99,340,365
Chile - 4.21%
Almendral SA	744,630	72,240
Banco de Credito e Inversiones	26,618	1,052,987
Cementos Bio-Bio SA	2,795	6,266
Centros Comerciales Sudamericanos SA	1,541,995	6,678,057
Cia General de Electricidad	397,095	2,296,471
Cintac SA (I)	78,352	49,593
Companhia Sudamericana de Vapores SA (I)	1,421,064	1,231,401
CorpBanca SA	28,213,598	247,138
CorpBanca SA, SADR (L)	11,885	505,944

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chile (continued)
Cristalerias de Chile SA	62,943	$901,134
Empresas CMPC SA	229,606	9,943,754
Empresas Copec SA	829,116	13,182,140
Empresas Iansa SA (I)	4,487,121	306,073
Enersis SA, SADR (L)	459,633	8,664,082
GASCO SA	229,623	1,228,463
Industrias Forestales SA	150,246	31,133
Inversiones Aguas Metropolitanas SA	878,087	1,058,634
Madeco SA	5,095,600	266,851
Masisa SA (I)	6,326,453	851,512
Ripley Corp SA	755,256	699,983
Socovesa SA	954,921	431,725
Vina San Pedro Tarapaca SA	16,425,632	123,769

		49,829,350
China - 5.53%
Angang Steel Company, Ltd., Class H	1,344,000	1,898,695
Anton Oilfield Services Group	702,000	64,913
Asia Cement China Holdings Corp.	351,500	160,708
Bank of China, Ltd. Class H	32,453,136	16,171,551
Bank of Communications
Company, Ltd., Class H	97,208	103,121
Baoye Group Company, Ltd.	508,000	301,418
Beijing Capital International Airport
Company, Ltd., Class H	3,036,000	1,661,019
Beijing Capital Land, Ltd.	1,438,000	426,613
Beijing Jingkelong Company, Ltd.	76,000	76,133
Beijing North Star Company (L)	1,284,000	318,263
Bosideng International Holdings, Ltd.	2,970,000	698,025
BYD Electronic International Company, Ltd.	756,500	474,124
Catic Shenzhen Holdings, Ltd. (I)	140,000	56,637
China Aoyuan Property Group, Ltd.	1,555,000	237,652
China BlueChemical, Ltd.	1,868,000	1,161,143
China Citic Bank Corp, Ltd.	4,744,000	2,839,186
China Coal Energy Company, Series H	695,000	955,063
China Communications
Construction Company, Ltd.	5,200,445	4,414,741
China Communications Services
Corp., Ltd., Class H	2,422,000	1,066,919
China Construction Bank Corp. (I)	282,000	228,167
China Huiyuan Juice Group, Ltd.	566,000	385,261
China Nickel Resources Holding
Company, Ltd. (I)	886,000	139,959
China Railway Construction Corp.	2,310,335	2,747,573
China Rare Earth Holdings, Ltd. (I)	1,272,000	279,349
China Resources Microelectronics Ltd (I)	3,480,000	143,019
China Shipping Container Lines
Company, Ltd. (I)	4,286,850	1,508,524
China Shipping Development Company, Ltd.	1,658,000	2,274,150
China Unicom, Ltd.	2,814,000	3,447,750
Chongqing Iron & Steel Company, Ltd.	886,000	212,784
Chongqing Machinery &
Electric Company, Ltd.	624,000	148,259
Country Garden Holdings Company	5,313,000	1,548,920
DaChan Food Asia, Ltd.	655,000	117,769
Dalian Port PDA Company, Ltd.	1,324,000	505,019
Dongyue Group	345,000	73,994
First Tractor Company	300,000	176,076
Golden Meditech Holdings, Ltd. (I)	996,000	189,315
Great Wall Motor Company, Ltd. (L)	632,000	1,134,717
Great Wall Technology Company, Ltd.	310,000	128,596
Greentown China Holdings, Ltd.	1,029,000	1,118,019
Guangshen Railway Company, Ltd. (L)	38,900	674,526
Guangshen Railway Company, Ltd.	110,000	37,578
Guangzhou Pharmaceutical Company, Ltd.	376,000	362,170

The accompanying notes are an integral part of the financial statements.	40

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Hainan Meilan International
Airport Company, Ltd.	235,000	$250,501
Haitian International Holdings, Ltd.	71,000	52,249
Hidili Industry International
Development, Ltd. (I)	1,623,000	1,438,238
Honghua Group, Ltd. (I)	810,000	116,511
Hunan Non Ferrous Metal Corp., Ltd. (I)	2,694,000	934,167
Jingwei Textile Machinery Company, Ltd. (I)	168,000	48,762
Kasen International Holdings, Ltd. (I)	174,000	44,693
KWG Property Holding, Ltd.	1,486,487	839,996
Lingbao Gold Company, Ltd. (I)	446,000	158,091
Maanshan Iron & Steel Company, Ltd.	2,258,000	1,099,073
NetDragon Websoft, Inc.	191,000	82,421
Qingling Motors Company, Ltd.	1,170,000	277,985
Qunxing Paper Holdings Company, Ltd.	562,179	197,828
Regent Manner International, Ltd.	248,000	108,291
Scud Group, Ltd.	306,000	32,618
Semiconductor Manufacturing International
Corp., SADR (I)	209,323	872,877
Semiconductor Manufacturing
International Corp. (I)	14,639,000	1,278,450
Shandong Chenming Paper Holdings, Ltd.	274,500	211,523
Shanghai Forte Land Company	1,195,405	314,726
Shanghai Jin Jiang International Hotels
Group Company, Ltd.	896,000	187,568
Shanghai Prime Machinery Company, Ltd.	1,124,000	187,661
Shui On Land, Ltd.	4,656,250	2,045,152
Sichuan Xinhua Winshare
Chainstore Company, Ltd.	628,000	302,450
SinoCom Software Group, Ltd.	157,000	22,785
Sinotrans Shipping, Ltd.	844,000	340,358
Sinotrans, Ltd., Class H	2,507,000	560,231
SPG Land Holdings, Ltd.	78,925	33,652
Sunny Optical Technology
Group Company, Ltd.	178,000	38,863
Tiangong International Company, Ltd. (I)	145,000	61,267
Travelsky Technology, Ltd.	994,000	689,356
Weiqiao Textile Company	695,500	435,893
Wuyi International
Pharmaceutical Company, Ltd.	525,000	56,637
Xiamen International Port Company, Ltd.	1,446,000	237,707
Xingda International Holdings, Ltd.	1,029,000	588,083
Xinjiang Xinxin Mining
Industry Company, Ltd.	1,190,000	583,813
Zhejiang Glass Company, Ltd. (I)	172,000	54,783
Zhong An Real Estate, Ltd.	291,000	85,958

		65,538,635
Czech Republic - 0.33%
Pegas Nonwovens SA	30,079	638,843
Telefonica O2 Czech Republic AS	65,666	1,291,571
Unipetrol AS (I)	206,126	1,975,504

		3,905,918
Hong Kong - 6.46%
AMVIG Holdings, Ltd.	666,000	407,996
Asian Union New Media Group, Ltd.	5,481,250	31,678
Beijing Development Hong Kong, Ltd. (I)	342,000	66,323
Beijing Enterprises Holdings, Ltd.	655,000	4,189,227
Brilliance China Automotive Holdings, Ltd. (I)	3,630,000	1,184,142
Central China Real Estate, Ltd.	496,000	114,661
Centron Telecom International Holdings, Ltd.	284,000	87,173
Chaoda Modern Agriculture Holdings, Ltd.	3,681,656	3,522,595
China Aerospace International Holdings, Ltd.	2,697,400	297,925
China Agri-Industries Holdings, Ltd.	2,464,000	2,854,372

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
China Everbright, Ltd.	999,000	$2,227,299
China Grand Forestry Resources Group, Ltd.	7,372,000	235,748
China Green Holdings, Ltd.	81,000	78,749
China Haidian Holdings, Ltd.	1,188,000	126,636
China Merchants Holdings
International Company, Ltd.	1,361,771	4,249,850
China Mining Resources Group, Ltd. (I)	6,340,000	168,548
China Pharmaceutical Group, Ltd.	1,286,000	758,083
China Properties Group, Ltd. (I)	947,000	245,677
China Resources Enterprises, Ltd.	1,554,000	5,368,668
China Resources Land, Ltd.	78,000	147,457
China State Construction
International Holdings, Ltd.	574,000	186,507
China Travel International Investment Hong
Kong, Ltd. (I)	4,678,000	991,305
China Unicom Hong Kong, Ltd. (L)	417,821	5,068,169
China Zenith Chemical Group, Ltd. (I)	1,270,000	32,458
Citic Pacific, Ltd.	1,420,923	2,594,977
CITIC Resources Holdings, Ltd. (I)	4,270,000	795,169
Clear Media, Ltd. (I)	54,000	31,555
Coastal Greenland, Ltd. (I)	814,000	40,771
Cosco International Holdings, Ltd.	1,105,040	559,162
COSCO Pacific, Ltd.	1,812,000	2,234,049
Denway Motors, Ltd.	6,512,000	2,759,889
Dynasty Fine Wines Group, Ltd.	654,000	246,098
Embry Holdings, Ltd.	63,000	30,746
Fosun International	2,194,000	1,468,039
Franshion Properties China, Ltd. (I)	4,154,000	1,280,386
FU JI Food & Catering Services
Holdings, Ltd. (I)	410,000	0
GCL Poly Energy Holdings, Ltd. (I)	751,000	150,462
Global Bio-Chem Technology Group
Company, Ltd. (I)	2,198,000	431,899
Goldbond Group Holdings, Ltd.	100,000	6,678
Goldlion Holdings, Ltd.	116,000	34,414
Guangzhou Investment Company, Ltd. (I)	6,164,000	1,361,615
GZI Transportation, Ltd.	718,106	367,058
Harbin Power Equipment Company, Ltd.	1,056,000	779,821
Heng Tai Consumables Group, Ltd.	1,485,000	129,688
HKC Holdings, Ltd. (I)	4,638,423	297,854
Hong Kong Energy Holdings, Ltd. (I)	54,838	4,578
Hopson Development Holdings, Ltd.	1,210,000	1,507,372
Hua Han Bio-Pharmaceutical Holdings Ltd	604,000	192,376
Ju Teng International Holdings, Ltd.	980,000	736,284
Kai Yuan Holdings, Ltd. (I)	5,520,000	177,232
Kingboard Chemical Holdings, Ltd.	737,975	3,459,376
Kingboard Laminates Holdings, Ltd.	328,500	270,009
Kingway Brewery Holdings, Ltd. (I)	800,000	148,978
Lai Fung Holdings, Ltd.	1,692,000	53,891
MIN XIN Holdings, Ltd. (I)	82,000	34,648
Minmetals Resources, Ltd. (I)	1,240,000	442,721
Minth Group, Ltd.	31	42
Nan Hai Corp., Ltd. (I)	25,350,000	211,619
Neo-China Land Group Holdings, Ltd. (I)	341,500	91,577
New World China Land, Ltd.	1,443,000	452,188
Poly Hong Kong Investment, Ltd.	1,874,500	1,945,181
Prosperity International Holdings Hk, Ltd. (I)	1,040,000	56,098
Qin Jia Yuan Media Services Company, Ltd.	481,176	79,718
Samson Holding, Ltd.	515,000	83,999
Shanghai Industrial Holdings, Ltd.	742,000	3,116,126
Shanghai Zendai Property, Ltd.	1,780,000	75,439
Shenzhen International Holdings, Ltd.	13,565,000	853,649
Shenzhen Investment, Ltd.	2,730,000	806,406
Shimao Property Holdings, Ltd., GDR	2,103,500	3,133,746

The accompanying notes are an integral part of the financial statements.	41

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Shougang Concord International Enterprises
Company, Ltd. (I)	5,152,000	$827,083
Silver Grant International	1,174,000	337,738
Sino Union Petroleum & Chemical
International, Ltd. (I)	3,390,000	296,055
Sino-Ocean Land Holdings, Ltd.	4,171,639	3,080,618
Sinofert Holdings, Ltd. (I)	2,306,000	1,086,898
Sinolink Worldwide Holdings, Ltd.	2,614,000	392,785
Sinomedia Holding, Ltd.	155,000	38,220
Sinopec Kantons Holdings, Ltd.	620,000	358,317
Sinotruk Hong Kong, Ltd.	729,000	581,410
Soho China, Ltd.	2,813,500	1,503,154
SRE Group, Ltd.	3,164,000	292,572
TAK Sing Alliance Holdings, Ltd.	44,000	5,086
TCC International Holdings, Ltd.	172,000	53,016
TCL Multimedia Technology Holdings, Ltd.	675,200	450,920
Tian An China Investment, Ltd.	978,000	628,018
Tomson Group, Ltd.	376,000	140,522
Truly International Holdings, Ltd.	24,000	31,439
United Energy Group, Ltd. (I)	356,000	23,775
Xiwang Sugar Holdings Company, Ltd.	603,020	139,402
Yip’s Chemical Holdings, Ltd.	106,000	96,520
Yorkey Optical International Cayman, Ltd.	44,000	8,137

		76,546,514
Hungary - 0.17%
Danubius Hotel and Spa PLC (I)	951	14,677
Egis Gyogyszergyar Nyrt.	13,959	1,223,603
Fotex Holding SE Company, Ltd.	125,334	227,073
MOL Magyar Olaj & Gazipari Rt. (I)	5,410	444,093
Raba Jarmuipari Holding Nyilvanosan
Mukodo Rt. (I)	11,794	46,956

		1,956,402
India - 11.45%
ABG Shipyard, Ltd.	12,667	69,298
ACC, Ltd.	39,341	695,775
Aditya Birla Nuvo, Ltd.	56,676	877,858
Ador Welding, Ltd.	5,167	21,007
Aftek, Ltd. (I)	28,741	8,709
Alembic, Ltd.	38,000	37,373
Allahabad Bank	273,562	973,530
Alok Industries, Ltd. (I)	223,780	93,634
Ambuja Cements, Ltd.	684,511	1,609,225
Amtek Auto, Ltd.	98,948	350,528
Andhra Bank	215,172	633,241
Ansal Properties & Infrastructure, Ltd.	35,140	62,337
Apollo Hospitals Enterprise, Ltd.	37,049	598,306
Apollo Tyres, Ltd.	154,850	238,128
Arvind, Ltd. (I)	104,142	71,876
Ashapura Minechem, Ltd. (I)	5,400	6,435
Ashok Leyland, Ltd.	1,150,653	1,508,890
Avaya Global Connect, Ltd.	5,668	31,418
Bajaj Auto Finance, Ltd.	11,946	119,267
Bajaj Finserv, Ltd.	24,676	234,705
Bajaj Hindusthan, Ltd.	135,981	310,734
Bajaj Holdings and Investment, Ltd.	53,373	774,723
Balaji Telefilms, Ltd.	11,528	12,482
Ballarpur Industries, Ltd.	487,134	334,107
Balmer Lawrie & Company, Ltd.	1,500	19,961
Balrampur Chini Mills, Ltd.	348,925	602,049
Bank Of Baroda	60,136	920,879
Bank Of India	31,149	221,936
Bank of Maharashtra	130,888	158,370
Bank of Rajasthan	47,965	174,056

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
BEML, Ltd.	27,755	$581,858
Bhushan Steel, Ltd.	16,585	501,860
Birla Corp., Ltd.	41,760	339,556
Bombay Rayon Fashions, Ltd.	46,150	206,040
Cairn India, Ltd. (I)	537,071	3,463,480
Canara Bank	59,195	522,177
Central Bank Of India	43,420	136,352
Century Textile & Industries, Ltd.	32,699	323,005
Chambal Fertilizers & Chemicals, Ltd.	224,870	283,725
Cholamandalam DBS Finance, Ltd.	7,563	21,042
City Union Bank, Ltd.	73,125	53,387
Corp Bank	3,766	43,703
Cranes Software International, Ltd.	3,000	770
Dalmia Cement Bharat, Ltd.	11,484	52,299
DCM Shriram Consolidated, Ltd.	26,804	27,749
Deepak Fertilizers &
Petrochemicals Corp., Ltd.	34,858	87,662
Dishman Pharmaceuticals & Chemicals
Ltddishman Pharmaceuticals & Ch	6,120	26,927
DLF, Ltd.	264,611	1,587,438
Edelweiss Capital, Ltd.	11,400	106,710
Eicher Motors, Ltd.	1,198	21,963
EID Parry India, Ltd.	40,945	314,384
Elder Pharmaceuticals, Ltd.	3,200	24,598
Electrosteel Castings, Ltd.	47,000	47,035
Escorts, Ltd.	36,222	138,396
Essar Shipping Ports & Logistics, Ltd. (I)	29,675	54,243
Essel Propack, Ltd. (I)	6,500	5,748
Eveready Industries India, Ltd. (I)	21,000	25,409
Everest Kanto Cylinder, Ltd.	9,362	26,138
FDC, Ltd.	31,000	63,183
Federal Bank, Ltd.	274,293	2,038,045
Finolex Cables, Ltd.	27,100	28,669
Finolex Industries, Ltd.	62,340	95,060
Gammon India, Ltd.	66,972	297,485
Geodesic, Ltd.	40,000	94,727
Gitanjali Gems, Ltd.	31,915	78,299
Godrej Industries, Ltd.	116,069	380,513
Graphite India, Ltd.	75,397	153,184
Grasim Industries, Ltd.	70,103	2,744,548
Great Eastern Shipping Company, Ltd. (I)	121,552	786,228
Great Offshore, Ltd.	45,068	436,100
Gujarat Alkalies & Chemicals, Ltd.	35,989	92,524
Gujarat Ambuja Exports, Ltd.	15,000	7,117
Gujarat Flourochemicals, Ltd.	13,363	43,953
Gujarat Narmada Valley
Fertilizers Company, Ltd.	51,735	118,110
Gujarat State Fertilisers & Chemicals, Ltd.	17,219	80,496
HCL Infosystems, Ltd.	148,100	357,753
HCL Technologies, Ltd.	351,250	2,898,485
HEG, Ltd.	13,300	90,503
Heidelbergcement India, Ltd. (I)	33,610	36,318
Hexaware Technologies, Ltd.	38,931	61,715
Himatsingka Seide, Ltd. (I)	4,000	3,248
Hindalco Industries, Ltd.	1,103,693	3,569,476
Hinduja TMT, Ltd.	5,652	33,450
Hotel Leela Venture, Ltd.	112,844	110,617
Housing Development &
Infrastructure, Ltd. (I)	18,901	92,192
ICICI Bank, Ltd., SADR (L)	736,341	27,089,967
Idea Cellular, Ltd. (I)	628,700	684,770
India Cements, Ltd.	437,401	1,019,800
India Glycols, Ltd.	14,305	36,468
India Infoline, Ltd.	155,315	323,929
Indiabulls Financial Services, Ltd.	304,539	960,613

The accompanying notes are an integral part of the financial statements.	42

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Indiabulls Real Estate, Ltd. (I)	146,087	$496,252
Indian Hotels Company, Ltd.	708,519	1,606,068
Indian Overseas Bank	261,467	513,178
Industrial Development Bank of India, Ltd.	391,102	960,779
Infomedia 18, Ltd. (I)	19,250	12,352
Infotech Enterprises, Ltd.	2,000	16,392
Infrastructure Development
Finance Company, Ltd.	1,272,514	4,308,955
Ingersoll-Rand India, Ltd.	6,375	47,024
Ispat Industries, Ltd. (I)	149,315	57,163
IVRCL Assets & Holdings, Ltd. (I)	19,557	48,803
IVRCL Infrastructures & Projects, Ltd.	344,812	1,244,938
Jammu & Kashmir Bank, Ltd.	22,831	371,776
JB Chemicals & Pharmaceuticals, Ltd.	21,800	37,050
JBF Industries, Ltd.	33,159	95,833
Jet Airways India, Ltd. (I)	32,379	357,555
Jindal Poly Films, Ltd.	3,992	33,312
Jindal Saw, Ltd. (I)	213,210	869,119
Jindal Stainless, Ltd. (I)	44,557	99,945
JK Tyre & Industries, Ltd.	14,533	56,421
JSW Steel, Ltd.	125,202	2,979,033
Jubilant Organosys, Ltd.	29,000	215,788
Kalpataru Power Transmission, Ltd.	5,788	127,095
Karnataka Bank, Ltd.	155,196	567,194
Karur Vysya Bank, Ltd.	21,841	236,475
Kesoram Industries, Ltd.	31,455	217,095
Lakshmi Machine Works, Ltd.	1,969	77,134
Madras Cements, Ltd.	90,107	194,829
Maharashtra Seamless, Ltd.	62,316	524,172
Mahindra & Mahindra Financial Services, Ltd.	10,200	91,968
Mahindra Lifespace Developers, Ltd.	9,110	83,702
Mangalam Cement, Ltd.	14,461	49,264
Mastek, Ltd.	11,271	58,111
McLeod Russel India, Ltd.	10,169	42,768
Mercator Lines, Ltd.	182,292	184,002
Monnet Ispat & Energy, Ltd.	19,233	157,008
Moser Baer India, Ltd.	335,661	426,771
MRF, Ltd.	680	107,210
Mukand, Ltd. (I)	28,732	38,731
Nagarjuna Construction Company, Ltd.	246,877	931,812
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	229,114	145,775
Nahar Spinning Mills, Ltd.	6,600	11,601
National Aluminium Company, Ltd.	134,091	1,203,103
National Organic Chemical Industries, Ltd.	80,241	35,738
NIIT Technologies, Ltd.	18,577	71,599
NIIT, Ltd.	35,844	47,622
Nirma, Ltd.	20,100	82,477
Noida Toll Bridge Company, Ltd. (I)	75,596	45,979
OCL India, Ltd.	1,500	3,984
Omaxe, Ltd. (I)	23,708	48,193
Orchid Chemicals & Pharmaceuticals, Ltd.	56,302	170,976
Orient Paper & Industries, Ltd.	51,770	63,198
Oriental Bank of Commerce	124,848	902,331
Panacea Biotec, Ltd. (I)	26,548	101,405
Pantaloon Retail India, Ltd.	800	6,902
Patni Computer Systems, Ltd.	70,484	842,190
Patni Computer Systems, Ltd., ADR	28,382	746,730
Petronet LNG, Ltd.	548,610	976,174
Polaris Software Lab, Ltd.	39,735	148,262
PSL, Ltd.	6,900	18,156
PTC India, Ltd.	311,479	690,944
Punj Lloyd, Ltd.	224,909	582,585
Punjab National Bank, Ltd. (I)	5,000	108,239
Raymond, Ltd. (I)	33,679	153,704
REI Six Ten Retail, Ltd.	7,790	9,997

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Reliance Capital, Ltd.	122,106	$1,718,939
Reliance Communications, Ltd.	907,725	2,825,077
Reliance Industries, Ltd.	12,140	274,011
Reliance Industries, Ltd., GDR (S)	242,076	10,842,584
Reliance Power, Ltd. (I)	695,016	2,341,454
Rolta India, Ltd.	140,629	485,294
RPG Itochu Finance, Ltd.	1,086	6,118
Ruchi Soya Industries, Ltd.	153,126	321,510
S Kumars Nationwide, Ltd. (I)	45,537	70,911
Samruddhi Cement, Ltd.	70,103	338,079
SEAMEC, Ltd. (I)	14,000	46,984
Shiv-vani Oil & Gas
Exploration Services, Ltd.	3,517	31,787
Shree Renuka Sugars, Ltd.	77,711	99,642
Sicagen India, Ltd.	4,881	1,705
Sical Logistics, Ltd. (I)	4,881	7,248
Sonata Software, Ltd.	23,000	23,687
South Indian Bank, Ltd.	161,441	588,451
SREI Infrastructure Finance, Ltd.	135,957	253,939
SRF, Ltd.	37,385	181,623
State Bank Of India	28,357	1,384,059
Sterling Biotech, Ltd.	51,190	123,214
Sterlite Industries India, Ltd. (L)	518,042	7,387,279
Suzlon Energy, Ltd. (I)	534,875	650,064
Syndicate Bank, Ltd.	230,001	458,861
Tanla Solutions, Ltd.	86,834	68,920
Tata Chemicals, Ltd.	121,519	840,791
Tata Investment Corp., Ltd.	6,928	70,677
Tata Motors, Ltd.	113,232	1,851,178
Tata Steel, Ltd.	361,750	3,899,160
Tata Tea, Ltd.	60,799	1,434,445
Teledata Marine Solutions Pte, Ltd.	23,607	17,439
Teledata Technology Solutions	23,607	1,197
Triveni Engineering & Industries, Ltd.	172,863	356,053
Tube Investments of India, Ltd.	59,975	138,926
TVS Motor Company, Ltd.	63,451	143,146
Unichem Laboratories, Ltd.	6,400	55,076
Union Bank of India, Ltd.	213,838	1,349,488
United Phosphorus, Ltd.	172,150	672,783
Usha Martin, Ltd.	106,610	185,099
UTV Software Communications, Ltd. (I)	3,594	31,277
Vardhman Textiles, Ltd.	2,945	16,343
Varun Shipping Company, Ltd.	62,246	59,876
Videocon Industries, Ltd.	91,080	408,598
Vimta Labs, Ltd.	7,251	5,106
Welspun-Gujarat Stahl, Ltd.	120,815	579,646
Wockhardt, Ltd. (I)	60,840	160,547
Yes Bank, Ltd. (I)	213,967	1,324,459
Zuari Industries, Ltd.	5,357	85,326

		135,681,053
Indonesia - 2.73%
Aneka Tambang Tbk PT (I)	661,500	145,999
Astra Graphia Tbk PT	606,500	28,425
Bakrie & Brothers Tbk PT (I)	80,136,261	532,786
Bakrie Telecom Tbk PT (I)	7,197,500	115,317
Bakrieland Development Tbk PT	45,156,000	693,951
Bank Bukopin Tbk PT	1,367,500	84,956
Bank Danamon Indonesia Tbk PT	3,583,500	2,011,447
Bank Negara Indonesia Persero Tbk PT	4,200,000	1,144,414
Bank Pan Indonesia Tbk PT (I)	7,621,500	946,977
Berlian Laju Tanker Tbk PT	5,958,333	250,023
Bhakti Investama Tbk PT (I)	17,051,300	325,229
Budi Acid Jaya Tbk PT	2,039,000	46,669
Bumi Resources Tbk PT	31,331,430	6,915,111

The accompanying notes are an integral part of the financial statements.	43

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Central Proteinaprima Tbk PT (I)	30,464,500	$166,019
Charoen Pokphand Indonesia Tbk PT (I)	2,636,000	790,082
Ciputra Development Tbk PT (I)	8,719,000	703,222
Ciputra Surya Tbk PT (I)	971,000	63,499
Darma Henwa Pt Tbk (I)	2,599,500	23,233
Davomas Abadi Tbk PT (I)	8,435,500	67,116
Energi Mega Persada Tbk PT (I)	23,221,138	329,019
Global Mediacom Tbk PT	15,311,000	609,102
Gudang Garam Tbk PT	1,476,000	5,421,384
Indah Kiat Pulp and Paper Corp Tbk PT (I)	6,340,000	1,278,365
Indofood Sukses Makmur Tbk PT	8,505,000	3,383,460
International Nickel Indonesia Tbk PT	2,914,000	1,254,529
Kawasan Industri Jababeka Tbk PT (I)	15,626,500	161,800
Lippo Karawaci Tbk PT (I)	12,000,000	555,858
Matahari Putra Prima Tbk PT	2,845,500	325,643
Medco Energi Internasional Tbk PT	4,015,500	1,247,322
Mitra Adiperkasa Tbk PT (I)	866,000	61,352
Panin Insurance Tbk PT (I)	1,443,000	67,628
Panin Life Tbk PT (I)	30,756,000	737,474
Polychem Indonesia Tbk PT (I)	1,930,000	27,346
Ramayana Lestari Sentosa Tbk PT	305,000	24,932
Sampoerna Agro PT	45,500	11,158
Samudera Indonesia Tbk PT (I)	74,500	25,172
Summarecon Agung Tbk PT	12,822,500	1,076,112
Suryainti Permata Tbk PT (I)	1,802,000	17,480
Trias Sentosa Tbk PT	1,000,000	21,035
Trimegah Securities Tbk PT	1,540,500	21,827
Truba Alam Manunggal Engineering PT (I)	19,436,000	213,955
Tunas Ridean Tbk PT	1,512,500	370,913

		32,297,341
Israel - 1.51%
Africa Israel Industries, Ltd.	518	24,867
Alvarion, Ltd. (I)	94,066	201,613
AudioCodes, Ltd. (I)	21,599	58,843
Bank Hapoalim, Ltd. (I)	1,561,541	5,867,120
Bank Leumi Le-Israel, Ltd. (I)	1,853,228	7,345,913
Delta Galil Industries, Ltd.	5,193	33,257
Discount Investment Corp.	14,037	250,473
Electra Israel, Ltd. (I)	1,859	182,420
Electra Real Estate, Ltd. (I)	2,905	18,302
Elron Electronic Industries, Ltd. (I)	16,590	102,517
First International Bank of Israel, Ltd. (I)	27,815	442,095
First International Bank of Israel, Ltd. (I)	98,744	316,185
Formula Systems, Ltd.	4,602	54,071
Formula Systems, Ltd., ADR	3,500	44,065
Greenstone, Ltd. (I)	40,255	10,260
Koor Industries, Ltd.	3,508	69,915
Mivtach Shamir Holdings, Ltd. (I)	6,548	190,902
Mizrahi Tefahot Bank, Ltd. (I)	161,608	1,222,754
Oil Refineries, Ltd.	1,214,806	580,346
Orbotech, Ltd. (I)	45,156	509,360
RADVision, Ltd. (I)	1,849	10,504
Retalix, Ltd. (I)	19,155	212,696
The Phoenix Holdings, Ltd. (I)	10,140	26,054
Union Bank of Israel, Ltd. (I)	25,537	105,314

		17,879,846
Korea - 0.03%
Daesang Holdings Company, Ltd.	1,950	5,191
DCM Corp.	1,930	12,765
Eagon Industries Company, Ltd. (I)	480	3,989
Iljin Electric Company, Ltd.	4,890	38,200
Isupetasys Company, Ltd.	17,630	45,028
Kolon Corpkolon Corp.	200	4,318

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Korea (continued)
Kyung-in Synthetic Corp.	1,230	$3,402
Namkwang Engr & Construction (I)	2,750	7,573
Ottogi Corp.	888	104,534
Sajo Industries Company, Ltd.	800	21,198
STX Corp. (I)	7,170	96,931

		343,129
Malaysia - 3.84%
Affin Holdings BHD	1,046,800	930,774
Al Aqar KPJ	49,082	15,500
Alliance Financial Group BHD	1,817,500	1,549,180
AMDB BHD (I)	180,000	22,076
AMMB Holdings BHD	3,884,450	5,823,995
Ann Joo Resources BHD	374,700	278,024
Asas Dunia BHD (I)	94,000	19,310
Asia Pacific Land BHD (I)	282,100	26,381
Bandar Raya Developments BHD	1,190,700	573,172
Berjaya Assets BHD (I)	458,500	70,290
Berjaya Corp. BHD	3,188,500	1,495,755
Berjaya Land BHD	210,200	262,951
Berjaya Media BHD (I)	79,700	15,395
BIMB Holdings BHD	743,200	282,560
Boustead Holdings BHD	678,860	736,828
Cahya Mata Sarawak BHD	235,100	162,908
Dijaya Corp. BHD	16,900	5,182
DNP Holdings BHD	529,900	198,215
DRB-Hicom BHD	1,777,900	556,020
Eastern & Oriental BHD (I)	910,600	247,089
Eastern Pacific Industrial Corp. BHD	155,700	81,633
ECM Libra Financial Group BHD	1,230,619	245,256
Encorp BHD (I)	114,800	37,310
EON Capital BHD	633,500	1,361,593
Esso Malaysia BHD	89,000	68,220
Evergreen Fibreboard Bhd	15,000	6,807
General Corp. BHD	242,500	116,733
Globetronics Technology BHD	172,980	74,252
Glomac BHD	108,200	41,137
Goldis BHD (I)	268,500	106,198
Hap Seng Consolidated BHD	524,000	441,821
Hap Seng Plantations Holdings BHD	455,800	307,454
Hong Leong Credit BHD	534,400	1,346,855
Hong Leong Industries BHD	52,000	70,471
Hunza Properties BHD	102,400	39,874
Hwang-DBS Malaysia BHD	69,400	32,343
IGB Corp. BHD	1,989,800	1,018,846
IJM Corp. BHD	2,707,180	3,967,598
IJM Land BHD (I)	389,800	261,739
Insas BHD (I)	478,504	73,356
Integrated Logistics BHD	167,200	51,265
Jaks Resources BHD (I)	413,200	85,516
Jaya Tiasa Holdings BHD (I)	56,700	52,154
K&N Kenanga Holdings BHD	154,200	39,478
Keck Seng BHD	178,900	271,518
Kian Joo Can Factory BHD	332,000	121,134
Kim Loong Resources BHD	37,800	21,905
Kinsteel BHD	605,400	153,137
KLCC Property Holdings BHD	1,299,200	1,155,199
KSL Holdings BHD	155,066	60,857
KUB Malaysia BHD	592,900	81,804
Kulim Malaysia BHD	411,200	922,883
Kumpulan Hartanah Selangor BHD (I)	410,900	47,244
Landmarks BHD (I)	819,100	278,768
LBS Bina Group BHD	210,000	31,228
Leader Universal Holdings BHD	490,700	127,132
Lion Corp. BHD (I)	812,793	72,270

The accompanying notes are an integral part of the financial statements.	44

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Lion Diversified Holdings BHD	863,200	$108,512
Lion Industries Corp. BHD	1,085,100	495,723
MAA Holdings BHD (I)	139,500	27,374
Malaysia Building Society BHD	482,500	159,773
MBM Resources BHD	5,000	4,323
MEASAT Global BHD (I)	186,100	175,744
Mega First Corp. BHD	193,700	95,618
Melewar Industrial Group BHD (I)	62,200	12,205
MK Land Holdings BHD (I)	656,100	59,344
MMC Corp. BHD	1,962,100	1,473,906
MNRB Holdings BHD (I)	18,000	15,950
MTD ACPI Engineering BHD	88,100	10,805
Muhibbah Engineering M BHD	859,000	231,771
Mulpha International BHD (I)	4,066,000	523,600
Naim Holdings BHD	228,400	192,580
NCB Holdings BHD	4,000	3,900
Nylex Malaysia BHD (I)	55,510	12,339
Oriental Holdings BHD	425,600	764,684
OSK Holdings BHD	1,295,625	516,423
OSK Property Holdings BHD	80,236	14,023
OSK Ventures International BHD (I)	157,045	23,353
Panasonic Manufacturing Malaysia BHD	8,100	41,723
Pelikan International Corp. BHD	415,200	142,580
PJ Development Holdings BHD	297,900	64,394
PPB Group BHD	1,088,600	5,193,505
Protasco BHD	141,500	44,686
Proton Holdings BHD (I)	656,100	945,476
Ranhill BHD	382,200	80,272
RHB Capital BHD	827,700	1,459,229
Scomi Group BHD	2,062,900	249,838
Selangor Dredging BHD	328,000	53,301
Shangri-La Hotels BHD	24,100	15,444
Shell Refining Company Federation of
Malaya BHD	150,600	498,691
SHL Consolidated BHD	185,100	62,428
Southern Steel BHD	96,200	55,157
Sunrise BHD	495,650	285,704
Sunway City BHD	519,300	609,817
Sunway Holdings, Inc. BHD	370,700	163,669
Suria Capital Holdings BHD	286,100	124,563
TA Ann Holdings BHD	246,100	383,317
TA Enterprise BHD	2,443,400	479,465
TA Global BHD	1,466,040	164,067
Talam Corp. BHD (I)	1,080,000	46,359
TDM BHD	150,700	78,550
Tebrau Teguh BHD (I)	548,034	106,700
Time.com BHD (I)	1,972,700	251,010
Titan Chemicals Corp.	1,472,700	587,003
Tradewinds Corp. BHD	660,000	119,393
Tradewinds Malaysia BHD	82,400	72,004
Unico-Desa Plantations BHD	107,500	30,983
Unisem M BHD	688,400	588,881
United Malacca BHD	83,200	202,292
VS Industry BHD	166,897	60,383
WTK Holdings BHD	477,500	166,902
YNH Property BHD (I)	956,568	454,601
YTL Cement BHD	53,800	63,673
Zelan BHD (I)	600,800	87,500

		45,500,103
Mexico - 6.42%
Alfa SA de CV	793,000	5,621,717
Alsea SAB de CV	483,850	482,088
Axtel SAB de CV (I)	1,028,937	585,937
Bolsa Mexicana de Valores SA de CV	548,040	823,313

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Carso Infraestructura y Construccion SA
de CV (I)	483,300	$271,100
Cemex SAB de CV, SADR (I)(L)	1,506,953	16,320,301
Coca-Cola Femsa SA de CV	73,868	537,971
Coca-Cola Femsa SAB de CV	40,521	2,695,457
Consorcio ARA SA de CV	1,364,000	861,285
Corp. GEO SA de CV (I)	842,752	2,389,767
Desarrolladora Homex SA de CV (I)	235,000	1,053,285
Dine SA de CV (I)	103,700	52,224
Embotelladoras Arca SA de CV	916,541	3,145,794
Empresas ICA SA de CV (I)(L)	201,733	1,866,030
Empresas ICA Sociedad Controladora SA
de CV (I)	25,600	60,296
GMD Resorts SAB de CV (I)	69,300	17,611
Gruma SAB De CV (I)	330,964	501,049
Grupo Aeroportuario del Centro Norte SAB
de CV	292,200	488,773
Grupo Aeroportuario del Pacifico SA de CV	128,400	4,365,600
Grupo Aeroportuario del Sureste SA de
CV, ADR	27,200	142,354
Grupo Aeroportuario del Sureste SA de
CV, Class B (L)	39,550	2,023,774
Grupo Carso SA de CV	1,218,100	4,025,100
Grupo Cementos de Chihuahua SA de CV (I)	57,000	198,729
Grupo Famsa SAB de CV (I)	270,433	447,334
Grupo Financiero Banorte SA de CV	2,763,470	10,855,189
Grupo Financiero Inbursa SA de CV	40,100	133,594
Grupo Industrial Maseca SA de CV	2,600	2,266
Grupo Industrial Saltillo Sab De Cv (I)	100,600	82,619
Grupo Kuo SAB de CV (I)	164,700	187,580
Grupo Mexicano de Desarrollo (I)	69,300	46,443
Grupo Simec SAB de CV (I)	198,600	484,690
Industrias CH SA de CV (I)	358,600	1,228,025
Maxcom Telecomunicaciones SAB de Cv (I)	105,143	66,717
Organizacion Soriana SA de CV (I)	1,901,615	5,096,216
Qualitas Compania de Seguros SA de CV	364,900	230,413
Sare Holding SAB de CV, Class B (I)	197,100	48,103
Telmex Internacional SAB de CV, ADR	382,500	6,835,275
Urbi Desarrollos Urbanos SA de CV (I)	915,100	1,846,932

		76,120,951
Philippines - 0.70%
Ayala Corp.	45,000	320,942
Benpres Holdings Corp. (I)	4,119,000	338,280
China Banking Corp.	17,744	170,652
Empire East Land Holdings, Inc. (I)	5,890,000	52,191
Filinvest Development Corp.	404,000	18,336
Filinvest Land, Inc.	28,408,750	564,860
First Philippine Holdings Corp.	546,800	691,329
Megaworld Corp.	23,269,000	633,649
Metropolitan Bank & Trust Company	1,329,500	1,652,177
Philippine National Bank (I)	740,400	456,049
Rizal Commercial Banking Corp.	553,700	224,376
Robinsons Land Corp.	3,450,500	1,081,311
Security Bank Corp.	197,018	261,867
Union Bank of Philippines	340,600	301,807
Universal Robina Corp.	2,161,100	1,214,364
Vista Land & Lifescapes, Inc.	9,526,000	341,758

		8,323,948
Poland - 1.82%
Agora SA (I)	92,656	730,620
Asseco Poland SA (I)	4,043	70,099
Asseco Poland SA PDA (I)	80,863	1,411,805
Bank BPH SA (I)	23,715	404,034

The accompanying notes are an integral part of the financial statements.	45

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland (continued)
Bank Handlowy w Warszawie SA (I)	33,968	$775,375
Bank Millennium SA (I)	783,960	1,120,517
Bioton SA (I)	5,054,898	320,094
Boryszew SA (I)	323,104	189,012
Ciech SA (I)	34,746	293,261
Echo Investment SA (I)	671,909	879,319
Emperia Holding SA	2,613	69,338
Fabryki Mebli Forte SA	23,417	111,567
Firma Oponiarska Debica SA	7,943	165,983
Grupa Kety SA (I)	23,810	768,227
Grupa Lotos SA (I)	123,912	1,190,060
Impexmetal SA	74,550	87,447
Kopex SA (I)	75,475	418,762
Kredyt Bank SA (I)	59,632	285,007
LC Corp. SA (I)	425,367	192,398
Mostostal-Export SA (I)	22,387	13,839
Netia SA (I)	376,393	557,275
Orbis SA (I)	61,821	717,700
Pekaes SA	6,381	19,626
Pfleiderer Grajewo SA (I)	6,153	19,203
Pol-Aqua SA (I)	4,966	26,789
Polnord SA (I)	21,127	243,232
Polska Grupa Farmaceutyczna SA (I)	7,974	94,015
Polski Koncern Naftowy Orlen SA (I)	766,761	8,901,577
Stalexport Autostrady SA (I)	202,394	95,817
Sygnity SA (I)	28,494	133,178
Synthos SA (I)	1,964,944	1,102,070
Zaklady Azotowe Pulawy SA	5,249	102,565
Zaklady Azotowe w Tarnowie-Moscicach SA	3,000	13,976

		21,523,787
Russia - 4.51%
Gazprom OAO, SADR	1,621,321	33,480,279
Lukoil OAO	288,612	13,968,821
Surgutneftegaz, SADR	668,105	6,039,669

		53,488,769
South Africa - 8.12%
ABSA Group, Ltd.	437,199	7,301,480
Aeci, Ltd.	187,934	1,691,774
Afgri, Ltd.	672,603	592,312
African Bank Investments, Ltd.	874,834	3,589,502
Allied Electronics Corp., Ltd.	93,711	311,759
Argent Industrial, Ltd.	106,615	127,270
Aveng, Ltd.	774,939	3,690,186
Barloworld, Ltd.	411,101	2,478,942
Bell Equipment, Ltd. (I)	83,308	111,403
Blue Label Telecoms, Ltd. (I)	17,497	12,167
Caxton & CTP Publishers & Printers, Ltd.	251,175	425,998
Ceramic Industries, Ltd.	1,781	26,024
Cipla Medpro South Africa, Ltd.	553,406	381,933
DataTec, Ltd.	323,118	1,475,425
Eqstra Holdings, Ltd. (I)	91,166	59,588
Freeworld Coatings, Ltd.	26,940	36,553
Gold Fields, Ltd. (L)	1,201,658	16,522,798
Grindrod, Ltd.	745,786	1,469,194
Harmony Gold Mining Company, Ltd.	576,931	5,584,692
Hulamin, Ltd. (I)	109,348	142,516
Iliad Africa, Ltd.	269,008	289,539
Imperial Holdings, Ltd.	332,645	4,168,370
Investec, Ltd.	414,998	3,034,115
JD Group, Ltd.	360,070	1,930,708
Kap International Holdings, Ltd. (I)	90,584	29,545
Lewis Group, Ltd.	107,294	826,577
Merafe Resources, Ltd.	2,035,010	432,755

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Metair Investments, Ltd.	99,170	$109,973
Metorex, Ltd. (I)	16,745	7,821
Metropolitan Holdings, Ltd.	1,019,364	2,107,883
Mittal Steel South Africa, Ltd.	47,123	487,522
Mondi, Ltd.	285,579	1,751,104
Mvelaphanda Group, Ltd. (I)	555,725	605,389
Nampak, Ltd.	1,079,367	2,578,370
Nedbank Group, Ltd.	377,266	6,550,598
Northam Platinum, Ltd.	195,797	1,208,245
Nu-World Holdings, Ltd.	9,429	23,065
Omnia Holdings, Ltd. (I)	92,644	737,284
Peregrine Holdings, Ltd.	219,538	340,835
PSG Group, Ltd.	183,733	623,230
Sanlam, Ltd.	4,143,344	12,762,473
Sappi, Ltd. (I)	189,700	717,717
Sappi, Ltd., SADR (I)(L)	413,417	1,558,582
Simmer and Jack Mines, Ltd. (I)	604,228	97,749
Standard Bank Group, Ltd.	15,980	220,155
Steinhoff International Holdings, Ltd. (I)	2,273,032	5,696,666
Super Group, Ltd. (I)	1,892,967	153,117
Telkom SA, Ltd.	3,905	18,850
Tiger Wheels, Ltd.	14,267	0
Trans Hex Group, Ltd. (I)	25,075	13,085
Trencor, Ltd.	225,876	972,460
Value Group, Ltd.	267,946	131,089

		96,216,387
South Korea - 12.07%
Aekyung Petrochemical Company, Ltd.	1,450	21,894
Artone Paper Manufacturing Company, Ltd. (I)	3,004	11,371
Asia Cement Company, Ltd.	4,430	159,028
Asia Paper Manufacturing Company, Ltd.	2,000	21,714
Asiana Airlines, Inc. (I)	120,880	721,047
AUK Corp.	5,400	20,216
BNG Steel Company, Ltd. (I)	3,300	24,489
Boryung Pharmaceutical Company, Ltd.	3,396	38,423
Busan Bank	184,360	1,664,127
Byucksan Engineering & Construction
Company, Ltd. (I)	6,140	10,931
Chin Hung International, Inc. (I)	79,310	36,619
Chokwang Leather Company, Ltd.	2,300	18,618
Chong Kun Dang Pharm Corp.	5,690	77,396
Choongwae Pharma Corp.	6,619	90,583
Chosun Refractories Company, Ltd.	1,160	49,893
CJ Corp.	17,996	907,275
D.I Corp (I)	8,700	12,341
Dae Chang Industrial Company, Ltd.	27,000	34,817
Dae Dong Industrial Company, Ltd.	13,000	48,182
Dae Han Flour Mills Company, Ltd.	1,742	206,516
Dae Won Kang Up Company, Ltd.	18,609	40,484
Daeduck Electronics Company, Ltd.	58,880	348,279
Daeduck GDS Company, Ltd.	5,010	41,597
Daegu Bank	185,600	2,184,865
Daehan Steel Company, Ltd.	9,350	69,230
Daehan Synthetic Fiber Company, Ltd.	130	7,311
Daekyo Company, Ltd.	62,070	273,683
Daelim Industrial Company, Ltd.	39,600	1,887,730
Daesang Corp. (I)	25,120	182,233
Daesung Industrial Company, Ltd.	1,883	117,804
Daewoo Engineering &
Construction Company, Ltd.	122,910	929,482
Daewoo Motor Sales Corp. (I)	53,167	112,127
Daewoong Company, Ltd.	620	9,594
Daishin Securities Company, Ltd.	67,580	787,112
Daiyang Metal Company, Ltd. (I)	6,490	4,751

The accompanying notes are an integral part of the financial statements.	46

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Daou Technology, Inc.	48,110	$312,191
Digital Power Communications Company, Ltd.	14,000	14,442
Dong Ah Tire & Rubber Company, Ltd.	3,100	19,652
Dong Hae Pulp Company, Ltd. (I)	1,040	6,057
Dong Wha Pharmaceutical Company, Ltd.	20,150	90,523
Dong-Il Corp.	645	29,781
Dongbang Transport Logistics Company, Ltd.	5,650	11,869
Dongbu Corp.	16,730	85,598
Dongbu HiTek Company, Ltd. (I)	41,060	362,089
Dongbu Securities Company, Ltd.	28,389	129,898
Dongbu Steel Company, Ltd.	26,723	206,978
Dongil Industries Company, Ltd.	284	17,484
Dongil Paper Manufacturing Company, Ltd.	13,000	15,033
Dongkuk Steel Mill Company, Ltd.	54,660	943,578
Dongwon F&B Company, Ltd.	1,160	48,059
Dongyang Engineering & Construction Corp.	1,469	14,604
Dongyang Mechatronics Corp.	24,424	140,609
Doosan Industrial Development Company, Ltd.	44,670	156,083
Engene Investment & Securities
Company, Ltd. (I)	642,760	417,094
F&F Company, Ltd.	5,100	15,699
Fursys, Inc.	2,670	55,865
Gaon Cable Company, Ltd.	1,218	29,487
Global & Yuasa Battery Company, Ltd.	3,130	77,598
GS Holdings Corp.	72,730	2,166,141
Gwangju Shinsegae Company, Ltd.	540	65,590
Hae In Corp.	1,846	5,813
Halla Climate Control Company, Ltd.	43,190	592,867
Halla Engineering & Construction Corp.	15,421	168,705
Han Kuk Carbon Company, Ltd.	9,350	44,571
Hana Financial Group, Inc.	196,640	5,112,249
Handok Pharmaceuticals Company, Ltd.	1,000	11,398
Handsome Company, Ltd.	16,628	197,818
Hanil Cement Manufacturing Company, Ltd.	8,549	426,733
Hanil Construction Company, Ltd. (I)	1,470	4,030
Hanil E-Wha Company, Ltd.	6,400	38,708
Hanjin Heavy Industries &
Construction Company, Ltd.	30,870	649,751
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	15,080	139,256
Hanjin Shipping Company, Ltd. (I)	70,950	1,809,143
Hanjin Shipping Holdings Company, Ltd. (I)	13,679	185,495
Hanjin Transportation Company, Ltd.	12,470	391,109
Hankook Cosmetics Company, Ltd.	6,300	20,677
Hankuk Electric Glass Company, Ltd.	3,370	93,501
Hankuk Glass Industries, Inc.	1,820	33,386
Hankuk Paper Manufacturing Company, Ltd.	3,690	93,170
Hanshin Construction Company, Ltd.	3,010	20,108
Hansol Chemical Company, Ltd.	3,500	40,183
Hansol CSN Company, Ltd.	23,450	61,258
Hansol Paper Company, Inc.	48,030	539,432
Hanwha Chemical Corp.	113,670	1,489,418
Hanwha Securities Company, Ltd.	71,561	389,949
Hanwha Timeworld Company, Ltd.	1,700	21,851
Hanyang Securities Company, Ltd.	12,220	87,125
Heung-A Shipping Company, Ltd.	51,105	38,477
Hite Holdings Company, Ltd.	8,280	144,313
Honam Petrochemical Corp.	20,627	2,162,204
Hotel Shilla Company, Ltd.	22,640	399,303
HS R&A Company, Ltd.	2,200	28,369
Husteel Company, Ltd.	5,310	69,356
Hwa Shin Company, Ltd.	14,690	139,932
Hwacheon Machine Tool Company, Ltd.	730	24,505
HwaSung Industrial Company, Ltd. (I)	3,530	15,829
Hyosung Corp.	16,050	906,640

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hyundai Cement Company, Ltd.	2,370	$11,909
Hyundai Development Company	1,990	40,561
Hyundai DSF Company, Ltd.	2,800	19,474
Hyundai Elevator Company, Ltd.	3,641	117,225
Hyundai H & S Company, Ltd.	51,830	409,202
Hyundai Hysco Company, Ltd.	41,680	601,613
Hyundai Mipo Dockyard Company, Ltd.	17,062	1,745,923
Hyundai Motor Company, Ltd.	197,506	23,003,740
Hyundai Pharmaceutical
Industrial Company, Ltd.	9,400	13,216
Hyundai Securities Company, Ltd.	194,107	1,792,480
Hyundai Steel Company	78,472	5,758,023
Il Dong Pharmaceutical Company, Ltd.	4,520	111,870
Iljin Diamond Company, Ltd. (I)	712	8,944
Iljin Holdings Company, Ltd.	15,328	41,316
Ilsung Pharmaceutical Company, Ltd.	1,470	115,446
Industrial Bank of Korea	159,680	1,766,820
Inzi Controls Company, Ltd.	6,490	25,107
IS Dongseo Company, Ltd.	10,880	82,459
ISU Chemical Company, Ltd.	7,260	73,082
Jahwa Electronics Company, Ltd.	13,850	63,949
Jeil Mutual Savings Bank	1,850	9,635
Jeil Pharmaceutical Company	2,390	26,047
Jeonbuk Bank, Ltd.	62,192	332,687
Joongang Construction Company, Ltd. (I)	2,700	6,289
KB Financial Group, Inc., ADR (L)	273,389	10,930,092
KC Tech Company, Ltd.	14,278	80,892
KCC Corp.	6,948	1,621,372
KCTC	1,100	18,486
Keangnam Enterprises, Ltd. (I)	11,908	80,839
Keyang Electric Machinery Company, Ltd.	18,120	34,521
KG Chemical Corp.	5,600	48,219
Kia Motors Corp.	269,640	7,021,320
KIC, Ltd. (I)	6,540	36,073
KISCO Corp.	4,286	121,055
KISCO Holdings Company, Ltd.	783	29,053
KISWIRE, Ltd.	6,149	188,509
Kolon Engineering &
Construction Company, Ltd.	27,010	91,792
Korea Airport Service Company, Ltd.	1,020	35,004
Korea Cast Iron Pipe Industries Company, Ltd.	6,600	22,073
Korea Circuit Company, Ltd. (I)	5,500	22,764
Korea Development Corp. (I)	2,330	6,717
Korea Development Financing Corp.	1,960	50,222
Korea Electric Terminal Company, Ltd.	7,230	123,606
Korea Exchange Bank	344,640	3,713,005
Korea Express Company, Ltd. (I)	4,363	201,450
Korea Flange Company, Ltd. (I)	1,830	16,214
Korea Green Paper Manufacturing
Company, Ltd. (I)	3,607	3,841
Korea Investment Holdings Company, Ltd.	58,647	1,536,903
Korea Kumho Petrochemical
Company, Ltd. (I)	15,040	449,818
Korea Line Corp. (I)	10,777	448,289
Korea Mutual Savings Bank (I)	870	7,129
Korean Petrochemical
Industrial Company, Ltd.	2,450	85,402
KP Chemical Corp.	43,550	337,671
KPX Chemcial Company, Ltd.	1,601	60,603
KTB Network Corp. (I)	70,470	194,933
Kukdo Chemical Company, Ltd.	4,840	130,058
Kumho Industrial Company, Ltd. (I)	36,950	103,133
Kumho Investment Bank	60,370	48,717
Kumho Tire Company, Inc. (I)(L)	53,240	159,452
Kumkang Industrial Company, Ltd.	1,400	10,471

The accompanying notes are an integral part of the financial statements.	47

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Kunsul Chemical Industrial Company, Ltd.	850	$9,829
Kwang Dong Pharmaceutical Company, Ltd.	54,350	122,535
Kyeryong Construction
Industrial Company, Ltd.	8,060	86,500
Kyung Nong Corp.	11,060	35,609
Kyungbang, Ltd. (I)	681	59,204
Lee Ku Industrial Company, Ltd.	8,740	10,725
LG Display Company, Ltd., ADR (L)	290,450	5,196,151
Livart Furniture Company, Ltd.	10	68
Lotte Chilsung Beverage Company, Ltd.	1,027	672,412
Lotte Confectionery Company, Ltd.	1,049	1,095,240
Lotte Midopa Company, Ltd.	8,750	74,250
Lotte Samkang Company, Ltd.	902	200,734
Lotte Shopping Company, Ltd.	13,543	3,644,847
Manho Rope & Wire, Ltd.	1,400	19,800
Meritz Securities Company, Ltd. (I)	304,933	261,295
Moorim Paper Company, Ltd.	4,880	32,357
Motonic Corp.	590	4,810
Namyang Dairy Products Company, Ltd.	646	255,548
Nexen Corp.	1,670	65,229
Nong Shim Company, Ltd.	262	49,697
Nong Shim Holdings Company, Ltd.	1,340	72,908
On*Media Corp. (I)	92,630	272,030
Pacific Corp.	4,328	475,282
Pang Rim Company, Ltd.	950	10,749
PaperCorea, Inc. (I)	2,900	16,165
Poonglim Industrial Company, Ltd. (I)	5,520	7,440
Poongsan Corp.	8,229	177,996
Poongsan Holdings Corp.	2,020	39,828
POSCP Coated & Color Steel Company, Ltd.	1,600	32,745
Pulmuone Company, Ltd.	1,122	40,138
Pumyang Construction Company, Ltd.	2,342	10,677
Pusan City Gas Company, Ltd.	7,810	130,598
S&T Daewoo Company, Ltd. (I)	4,490	105,338
S&T Dynamics Company, Ltd.	13,180	182,566
S&T Holdings Company, Ltd.	2,360	23,757
Saehan Media Company, Ltd. (I)	6,266	22,416
Sam Kwang Glass Industrial Company, Ltd.	860	28,976
Sam Lip General Foods Company, Ltd.	3,850	28,058
Sam Young Electronics Company, Ltd.	13,690	124,142
Sam Yung Trading Company, Ltd.	4,666	18,982
Sambu Construction Company, Ltd.	5,016	58,839
Samho International Company, Ltd. (I)	6,780	12,184
Samick Musical Instruments Company, Ltd.	8,830	7,273
Samick THK Company, Ltd.	11,120	56,339
Samsung SDI Company, Ltd.	48,621	6,613,506
Samwhan Corp.	3,850	27,161
Samyang Corp.	7,861	309,989
Samyang Genex Company, Ltd.	1,932	103,189
Samyang Tongsang Company, Ltd.	690	13,748
Savezone I&C Corp. (I)	16,880	41,989
Seah Besteel Corp.	15,200	225,089
SeAH Holdings Corp.	1,133	56,649
SeAH Steel Corp.	2,632	77,514
Sebang Company, Ltd.	10,890	137,256
Sejong Industrial Company, Ltd.	10,790	104,577
SGWICUS Corp. (I)	48,000	13,777
SH Chemical Company, Ltd. (I)	31,743	11,091
Shin Poong Pharmaceutical Company, Ltd.	1,880	44,262
Shinhan Engineering & Construction
Company, Ltd. (I)	3,177	15,832
Shinhan Financial Group
Company, Ltd., SADR (L)	157,734	11,058,731
Shinhan Financial Group Company, Ltd.	68,840	2,485,540

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Shinsegae Engineering &
Construction Company, Ltd.	1,110	$11,266
Shinsung ENG Company, Ltd. (I)	3,222	12,598
Shinsung FA Company, Ltd.	3,222	15,949
Shinwon Corp.	32,300	38,829
Shinyoung Securities Company, Ltd.	7,210	218,037
Silla Company, Ltd.	12,407	121,798
Sindoh Company, Ltd.	5,604	220,987
SJM Company, Ltd.	8,130	24,721
SK Gas Company, Ltd.	2,662	89,470
SK Holdings Company, Ltd.	39,835	2,803,660
SK Networks Company, Ltd.	10,780	96,857
SKC Company, Ltd.	28,030	606,299
SL Corp.	7,450	64,768
Solomon Mutual Savings Bank (I)	3,600	10,243
Ssangyong Cement Industrial
Company, Ltd. (I)	21,560	94,884
STX Pan Ocean Company, Ltd.	104,770	1,002,363
STX Shipbuilding Company, Ltd. (L)	40,460	348,383
Suheung Capsule Company, Ltd.	9,580	52,602
Sung Bo Chemicals Company, Ltd.	410	10,369
Sungjee Construction Company, Ltd. (I)	2,210	2,831
Sungshin Cement Company, Ltd. (I)	5,760	19,359
Sunjin Company, Ltd. (I)	1,010	31,678
Tae Kyung Industrial Company, Ltd.	14,930	57,633
Taegu Department Store Company, Ltd.	6,440	57,059
Taekwang Industrial Company, Ltd.	613	367,183
Taeyoung Engineering & Construction, Ltd.	62,140	212,214
Taihan Electric Wire Company, Ltd. (I)	34,660	264,416
Tec & Company (I)	57,230	9,522
Telcoware Company, Ltd.	4,000	24,692
The Basic House Company, Ltd. (I)	9,450	78,618
Trybrands, Inc. (I)	30,360	23,616
TS Corp.	2,887	103,277
Uangel Corp.	7,990	32,471
Unid Company, Ltd.	2,000	63,061
Union Steel Company, Ltd. (I)	5,560	103,613
Wiscom Company, Ltd.	3,680	12,920
Woongjin Holdings Company, Ltd. (I)	39,680	340,016
Woori Finance Holdings Company, Ltd.	48,660	605,206
Woori Financial Company, Ltd.	3,100	23,882
Woori Investment & Securities Company, Ltd.	122,940	1,503,490
YESCO Company, Ltd.	1,480	29,489
Yoosung Enterprise Company, Ltd.	10,176	21,842
Youlchon Chemical Company, Ltd.	18,290	131,619
Young Poong Corp.	64	26,515
Youngone Corp.	18,824	144,545
Youngone Holdings Company, Ltd.	5,896	156,473
YuHwa Securities Company, Ltd.	3,240	38,276

		142,968,876
Taiwan - 11.91%
Accton Technology Corp.	834,000	403,043
Achem Technology Corp.	282,000	125,255
Action Electronics Company, Ltd. (I)	201,000	66,644
AGV Products Corp. (I)	753,505	268,688
Allis Electric Company, Ltd. (I)	135,000	46,661
Arima Communication Corp. (I)	344,000	120,513
Arima Optoelectronics Corp. (I)	233,134	50,171
Asia Cement Corp.	2,011,000	1,748,696
Asia Optical Company, Inc.	115,000	168,345
Asia Polymer Corp.	337,000	287,246
Asustek Computer, Inc.	2,445,516	3,855,302
AU Optronics Corp. (L)	1,215,245	11,812,181
Audix Corp.	81,200	60,068

The accompanying notes are an integral part of the financial statements.	48

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Aurora Systems Corp.	108,000	$72,462
Avision, Inc.	253,916	190,219
Bank of Kaohsiung, Ltd. (I)	495,680	158,146
BenQ Corp. (I)	74,000	38,539
BES Engineering Corp.	2,538,200	570,043
Biostar Microtech International Corp. (I)	79,000	51,398
C Sun Manufacturing, Ltd.	50,729	30,387
Cameo Communications, Inc.	200,000	104,786
Carnival Industrial Corp. (I)	386,000	122,549
Catcher Technology Company, Ltd.	116,000	286,281
Cathay Chemical Works, Inc.	73,000	25,003
Cathay Real Estate Development
Company, Ltd. (I)	1,529,000	552,391
Central Reinsurance Company, Ltd. (I)	330,535	164,906
Chain Qui Development Company, Ltd.	76,000	59,787
Champion Building Materials Company, Ltd.	389,526	283,890
Chang Hwa Commercial Bank, Ltd.	3,732,000	1,494,201
Charoen Pokphand Enterprise.	155,000	73,452
Cheng Loong Corp. (I)	1,606,000	575,186
Chia Hsin Cement Corp. (I)	797,560	331,797
Chien Shing Stainless Steel Company, Ltd. (I)	181,000	38,782
Chilisin Electronics Corp.	63,240	58,453
Chin-Poon Industrial Company, Ltd.	466,466	332,669
China Airlines, Ltd. (I)	2,003,730	927,595
China Chemical &
Pharmaceutical Company, Ltd.	65,000	39,647
China Development Financial
Holdings Corp. (I)	14,866,216	3,826,993
China General Plastics Corp. (I)	588,000	179,508
China Glaze Company, Ltd. (I)	109,203	86,761
China Manmade Fibers Corp. (I)	2,062,000	607,571
China Metal Products Company, Ltd.	356,999	461,184
China Motor Company, Ltd. (I)	1,144,905	682,216
China Petrochemical Development Corp. (I)	3,005,780	1,400,880
China Steel Structure Company, Ltd.	107,000	75,305
China Synthetic Rubber Corp.	17,937	18,515
China Wire & Cable Company, Ltd. (I)	120,000	37,911
Chinatrust Financial Holding Company, Ltd.	82,541	42,987
Ching Feng Home Fashions Company, Ltd. (I)	108,780	37,088
Chun Yu Works & Company, Ltd.	115,000	35,000
Chun Yuan Steel Industrial Company, Ltd.	652,980	260,416
Chung Hwa Pulp Corp.	622,000	269,462
Chunghwa Picture Tubes, Ltd. (I)	13,744,000	924,292
CMC Magnetics Corp. (I)	4,140,000	1,047,626
Collins Company, Ltd. (I)	155,400	71,697
Compeq Manufactuing Company, Ltd. (I)	1,614,000	409,937
Continental Holdings Corp.	875,000	317,485
D-Link Corp.	465,770	363,496
Delpha Construction Company, Ltd. (I)	134,554	54,714
E.Sun Financial Holding Company, Ltd. (I)	5,578,191	2,233,370
Eastern Media International Corp. (I)	1,061,053	284,098
Eclat Textile Company, Ltd.	126,072	77,292
Edom Technology Company, Ltd. (I)	108,000	57,429
Elitegroup Computer Systems Company, Ltd.	1,024,576	362,143
Enlight Corp. (I)	164,799	7,165
Entie Commercial Bank (I)	92,000	26,647
Eternal Chemical Company, Ltd.	269,973	255,026
EVA Airways Corp. (I)	2,425,567	1,354,281
Everest Textile Company, Ltd. (I)	283,000	51,076
Evergreen Marine Corp. (I)	1,785,000	1,018,963
Everspring Industry Company, Ltd. (I)	188,000	64,392
Evertop Wire Cable Corp. (I)	98,275	20,073
Excel Cell Electronic Company, Ltd.	29,000	14,922
Far Eastern Department Stores Company, Ltd.	518,000	435,042
Far Eastern International Bank (I)	2,255,652	671,686

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Federal Corp. (I)	609,527	$363,200
First Copper Technology Company, Ltd. (I)	169,000	68,985
First Financial Holding Company, Ltd.	7,082,375	3,688,506
First Hotel	56,000	42,652
First Insurance Company, Ltd. (I)	326,165	127,528
Formosa Oilseed Processing (I)	78,000	32,205
Formosa Taffeta Company, Ltd.	1,516,000	1,066,938
Formosan Rubber Group, Inc.	767,000	547,000
Formosan Union Chemical	177,595	77,771
FSP Technology, Inc.	352,600	421,863
FU I Industrial Company, Ltd. (I)	159,000	42,373
Fullerton Technology Company, Ltd.	67,000	73,560
Fwusow Industry Company, Ltd. (I)	187,000	67,559
Genius Electronic Optical Company, Ltd. (I)	6,000	15,859
Getac Technology Corp.	601,000	388,197
Giantplus Technology Company, Ltd. (I)	205,000	96,184
Gigabyte Technology Company, Ltd.	827,000	871,752
Gold Circuit Electronics, Ltd.	794,171	267,042
Goldsun Development &
Construction Company, Ltd.	2,115,665	886,766
Gordon Auto Body Parts Company, Ltd.	134,184	50,366
Grand Pacific Petrochemical Corp. (I)	1,153,000	432,781
Great China Metal Industry Company, Ltd.	303,000	213,247
GTM Corp. (I)	149,000	93,212
Hannstar Board Corp.	140,000	109,040
HannStar Display Corp. (I)	6,121,000	1,175,569
Hey Song Corp.	572,000	405,249
Hitron Technology, Inc.	70,432	41,858
Ho Tung Chemical Corp. (I)	739,555	350,462
Hocheng Group Corp. (I)	177,000	58,409
Hold-Key Electric Wire & Cable
Company, Ltd. (I)	134,640	66,962
Holystone Enterprise Company, Ltd.	54,000	72,715
Hong TAI Electric Industrial Company, Ltd.	328,000	131,836
Hsin Kuang Steel Company, Ltd.	420,153	344,980
Hsing TA Cement Company, Ltd.	227,000	68,661
Hua Eng Wire & Cable Company, Ltd. (I)	1,053,000	342,546
Hua Nan Financial Holdings Company, Ltd.	1,740,000	976,947
Hung Ching Development Company, Ltd.	191,000	100,967
Hung Sheng Construction Company, Ltd.	821,000	426,293
Hwa Fong Rubber Company, Ltd. (I)	584,770	217,665
Ichia Technologies, Inc. (I)	512,300	224,342
InnoLux Display Corp.	5,099,681	5,814,306
Inventec Appliances Corp.	109,000	82,168
Inventec Company, Ltd.	3,180,155	1,735,806
Jui Li Enterprise Company, Ltd. (I)	66,950	16,397
K Laser Technology, Inc.	82,214	53,618
Kang Na Hsiung Enterprise Company, Ltd.	73,000	42,357
Kaulin Manufacturing Company, Ltd.	164,490	118,853
KEE TAI Properties Company, Ltd.	578,037	272,113
Kindom Construction Company, Ltd.	561,000	378,153
King Yuan Electronics Company, Ltd.	1,864,706	819,491
King’s Town Bank (I)	900,000	246,325
Kinko Optical Company, Ltd. (I)	160,764	168,709
Kinpo Electronics, Inc. (I)	2,071,724	560,538
Kwong Fong Industries Corp. (I)	933,000	242,224
L&K Engineering Company, Ltd. (I)	120,000	111,855
Lan Fa Textile Company, Ltd. (I)	169,781	49,814
Lead Data, Inc. (I)	232,173	48,802
Lealea Enterprise Company, Ltd. (I)	1,142,500	409,184
LEE CHI Enterprises Company, Ltd.	233,000	96,203
Lelon Electronics Corp. (I)	92,000	49,928
Leofoo Development Company, Ltd. (I)	132,000	73,287
Li Peng Enterprise Company, Ltd. (I)	448,864	199,370
Lien Hwa Industrial Corp.	927,954	449,900

The accompanying notes are an integral part of the financial statements.	49

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Lingsen Precision Industries, Ltd.	304,101	$159,803
Lite-on It Corp.	153,000	171,569
Lite-On Semiconductor Corp.	296,000	165,267
Lite-On Technology Corp.	2,148,639	2,443,010
Long Chen Paper Company, Ltd. (I)	343,476	104,214
Lucky Cement Corp. (I)	190,000	42,018
Macronix International Company, Ltd.	2,379,879	1,574,427
Marketech International Corp. (I)	73,000	32,767
Masterlink Securities Corp (I)	1,014,000	345,718
Mayer Steel Pipe Corp. (I)	63,781	46,484
Mega Financial Holding Company, Ltd.	13,548,000	7,182,940
Meiloon Industrial Company, Ltd.	139,231	52,261
Mercuries & Associates, Ltd. (I)	191,000	91,408
Micro-Star International Company, Ltd.	1,345,488	763,860
Microelectronics Technology	130,000	67,501
Mitac International	2,182,916	894,470
Mobiletron Electronics Company, Ltd. (I)	67,000	47,992
Mustek Systems, Inc. (I)	40,151	4,571
Nien Hsing Textile Company, Ltd.	658,000	354,007
Optimax Technology Corp. (I)	319,000	48,394
Orient Semiconductor Electronics, Ltd. (I)	435,000	111,437
Oriental Union Chemical Corp.	183,000	132,513
Pacific Construction Company, Ltd. (I)	267,000	37,582
Phihong Technology Company, Ltd.	666,573	671,368
Plotech Company, Ltd.	71,000	47,304
Polaris Securities Company, Ltd.	1,025,000	429,622
Pou Chen Corp.	1,891,400	1,461,294
President Securities Corp. (I)	342,000	167,951
Prince Housing Development Corp. (I)	88,000	38,261
Prodisc Technology, Inc. (I)	540,000	8,952
Quintain Steel Company, Ltd. (I)	126,750	38,061
Radiant Opto-Electronics Corp.	265,000	355,599
Ralec Electronic Corp.	76,292	153,920
Rexon Industrial Corp., Ltd. (I)	153,000	58,147
Ritek Corp. (I)	4,555,428	1,157,025
Sampo Corp. (I)	1,763,000	239,331
Sanyang Industrial Company, Ltd. (I)	1,060,481	388,102
Sheng Yu Steel Company, Ltd.	151,000	101,784
Shinkong Synthetic Fibers Corp. (I)	2,445,000	776,251
Sigurd Microelectronics Corp.	325,326	244,732
Silicon Integrated Systems Corp. (I)	564,000	341,364
Sinbon Electronics Company, Ltd.	106,000	76,259
Sinon Corp.	520,150	208,255
SinoPac Holdings Company, Ltd. (I)	11,016,000	3,338,913
Siward Crystal Technology Company, Ltd.	65,301	27,166
Solomon Technology Corp. (I)	81,036	32,698
Southeast Cement Company, Ltd. (I)	390,000	130,529
Spirox Corp.	108,369	78,472
Springsoft, Inc.	348,000	315,127
Stark Technology, Inc.	148,000	140,269
Sunplus Technology Company, Ltd. (I)	302,000	229,074
Sweeten Construction Company, Ltd.	62,000	31,126
Ta Chen Stainless Pipe Company, Ltd. (I)	720,000	450,422
Ta Chong Bank, Ltd. (I)	2,375,000	449,445
Ta Ya Electric Wire & Cable
Company, Ltd. (I)	905,571	231,137
Tah Hsin Industrial Company, Ltd.	105,000	74,554
Taichung Commercial Bank	1,673,072	421,277
Tainan Enterprises Company, Ltd.	121,800	120,581
Tainan Spinning Company, Ltd. (I)	1,984,000	803,653
Taishin Financial Holdings Company, Ltd. (I)	5,053,168	1,801,880
Taisun Enterprise Company, Ltd. (I)	220,000	95,652
Taita Chemical Company, Ltd. (I)	95,790	31,461
Taiwan Business Bank (I)	3,765,000	946,844
Taiwan Cement Corp.	2,881,000	2,464,665

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Cogeneration Corp	419,000	$217,560
Taiwan Cooperative Bank	4,896,275	2,818,000
Taiwan Fu Hsing Industrial Company, Ltd.	83,000	51,534
Taiwan Glass Industrial Corp.	874,111	806,577
Taiwan International Securities Corp. (I)	569,000	155,554
Taiwan Kai Yih Industrial Company, Ltd.	125,209	117,102
Taiwan Kolin Company, Ltd. (I)	400,000	0
Taiwan Mask Corp.	321,000	114,966
Taiwan Nano Electro-optical Technology
Company, Ltd. (I)	46,000	30,935
Taiwan Paiho, Ltd.	449,900	359,554
Taiwan Pulp & Paper Corp. (I)	385,000	136,683
Taiwan Sakura Corp.	217,615	143,625
Taiwan Sogo Shin Kong	126,000	89,859
Taiwan Styrene Monomer Corp. (I)	1,000,479	389,614
Taiwan Tea Corp. (I)	377,723	207,352
Taiyen Biotech Company, Ltd. (I)	395,000	234,751
Tatung Company, Ltd. (I)	6,643,000	1,228,030
Teapo Electronic Corp. (I)	205,000	48,220
Teco Electric & Machinery Company, Ltd.	3,283,000	1,355,508
Tex-Ray Industrial Company, Ltd. (I)	90,000	27,363
Ton Yi Industrial Corp.	1,073,000	434,637
Tsann Kuen Enterprise Co Ltdtsann Kuen
Enterprise Co Ltd.	17,000	32,171
Twinhead International Corp. (I)	224,000	35,173
TYC Brother Industrial Company, Ltd.	264,593	164,698
Tycoons Group Enterprise Company, Ltd. (I)	915,000	162,565
TZE Shin International Company, Ltd. (I)	101,671	40,707
U-Tech Media Corp. (I)	180,000	75,446
Unimicron Technology Corp.	1,176,855	1,755,896
Union Bank of Taiwan (I)	1,378,000	234,049
Unitech Electronics Company, Ltd.	168,039	97,239
Unitech Printed Circuit Board Corp. (I)	617,950	199,089
United Microelectronics Corp. (I)	19,639,406	9,276,041
Universal Cement Corp. (I)	929,808	411,535
Universal Microelectronics Company, Ltd. (I)	93,000	49,598
UPC Technology Corp.	1,032,600	563,618
USI Corp. (I)	968,000	611,623
Ve Wong Corp.	126,200	90,791
Wah Lee Industrial Corp.	38,000	53,904
Walsin Lihwa Corp. (I)	4,672,000	1,680,576
Walsin Technology Corp. (I)	825,262	464,645
Walton Advanced Engineering, Inc. (I)	188,000	84,973
Wan Hai Lines, Ltd. (I)	780,000	433,062
Waterland Financial Holding Company (I)	2,789,800	828,126
WEI Chih Steel Industrial Company, Ltd. (I)	110,000	25,427
Weikeng Industrial Company, Ltd.	136,000	92,099
Wellypower Optronics Corp.	85,000	78,566
Winbond Electronics Corp. (I)	5,206,000	1,322,262
Wintek Corp. (I)	1,838,000	1,365,421
WT Microelectronics Company, Ltd.	146,000	155,499
WUS Printed Circuit Company, Ltd. (I)	254,000	98,517
Yageo Corp.	3,783,000	1,674,365
Yang Ming Marine Transport Corp.	2,239,015	917,457
Yi Jinn Industrial Company, Ltd. (I)	219,800	57,614
Yieh Phui Enterprise Company, Ltd.	1,769,145	633,616
Yuen Foong Yu Paper Manufacturing
Company, Ltd. (I)	1,736,711	638,297
Yulon Motor Company, Ltd.	1,524,900	1,550,180
Yung Chi Paint & Varnish
Manufacturing Company, Ltd.	68,850	94,758
Yungtay Engineering Company, Ltd.	686,000	617,979
Zenitron Corp.	178,000	109,962
Zig Sheng Industrial Company, Ltd. (I)	270,179	118,737

The accompanying notes are an integral part of the financial statements.	50

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Zyxel Communications Corp.	518,000	$318,383

		141,064,307
Thailand - 2.03%
Asian Property Development PCL	736,800	107,880
Bangchak Petroleum PCL	623,100	260,663
Bangkok Bank PCL	1,292,000	4,848,477
Bangkok Expressway PCL	490,600	270,124
Bangkok Insurance PCL	8,050	50,018
Bangkokland PCL (I)	11,336,200	167,375
Bank of Ayudhya PCL	6,378,800	3,629,892
Cal-Comp Electronics Thailand PCL	2,426,200	223,888
Central Plaza Hotel PCL	694,600	81,617
Delta Electronics Thailand PCL	382,600	240,081
Eastern Water Resources Development &
Management PCL	140,000	19,809
G J Steel PCL	24,328,200	134,699
G Steel PCL (I)	7,749,600	90,583
Hana Microelectronics PCL	430,000	317,441
Hemaraj Land & Development PCL	7,157,000	204,737
IRPC PCL	10,218,000	1,376,648
Italian-Thai Development PCL (I)	2,517,070	202,852
Jasmine International PCL	641,000	8,281
KGI Securities Thailand PCL	1,922,600	64,461
Kiatnakin Finance PCL	439,100	351,172
Krung Thai Bank PCL	5,459,900	1,998,548
Krungthai Card PCL (I)	126,000	38,757
Loxley PCL (I)	988,200	48,635
Major Cineplex Group PCL	453,800	122,139
MBK PCL	57,800	140,455
Padaeng Industry PCL	127,400	90,524
Polyplex PCL	408,000	96,635
Power Line Engineering PCL (I)	492,400	17,569
Pranda Jewelry PCL	214,300	38,892
Precious Shipping PCL	565,400	314,787
PTT Aromatics & Refining PCL	1,522,200	1,240,797
PTT Chemical PCL	713,700	2,069,093
Regional Container Lines PCL (I)	401,800	147,075
Saha-Union PCL	134,800	122,319
Sahaviriya Steel Industries PCL (I)	8,188,100	392,908
Samart Corp. PCL	299,900	50,275
Sansiri PCL	1,102,100	156,620
SC Asset Corp. PCL	168,200	55,877
Seamico Securities PCL	421,400	23,980
Sino Thai Engineering & Construction PCL	668,200	107,907
Sri Trang Agro-Industry PCL	103,000	201,976
Supalai PCL	985,400	224,299
Tata Steel Thailand PCL (I)	4,711,900	237,697
Thai Carbon Black PCL	67,300	51,753
Thai Oil PCL	972,100	1,360,521
Thai Plastic & Chemical PCL	473,000	258,979
Thai Stanley Electric PCL	36,500	147,639
Thaicom PCL	544,900	83,805
Thanachart Captial PCL	921,100	674,321
Thoresen Thai Agencies PCL	405,370	295,517
Total Access Communication PCL	270,300	266,060
TPI Polene PCL	1,079,440	273,927
Vanachai Group PCL	672,000	81,442
Vinythai PCL	100,000	21,532

		24,103,958
Turkey - 2.50%
Adana Cimento Sanayi	183,047	66,383
Akcansa Cimento AS	113,818	477,938
Aksa Akrilik Kimya Sanayi AS	121,454	183,137

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Aksigorta AS	290,218	$326,824
Alarko Holding AS	207,987	447,270
Anadolu Cam Sanayi AS (I)	205,846	275,029
Anadolu Isuzu Otomotiv Sanayi AS (I)	7,282	28,957
Anadolu Sigorta AS	467,498	350,977
Arcelik AS	301,918	1,267,796
Ayen Enerji AS	20,072	32,692
Aygaz AS	201,651	724,879
BatiSoke AS (I)	24,824	22,585
Bolu Cimento Sanayii AS	137,486	151,329
Borusan Mannesmann Boru Sanayi AS	13,810	137,946
Brisa Bridgestone Sabanci	831	44,676
Cemtas Celik Makina (I)	81,516	46,158
Cimsa Cimento Sanayi veTicaret	125,463	598,678
Dogan Gazetecilik AS (I)	62,235	117,996
Dogan Sirketler Grubu Holdings AS	1,991,109	1,444,164
Dogus Otomotiv Servis ve Ticaret AS (I)	105,253	465,410
Eczacibasi Ilac Sanayi AS	368,380	532,033
EGE Seramik Sanayi ve Ticaret AS (I)	26,340	20,445
Eregli Demir ve Celik Fabrikalari (I)	1,043,084	2,760,763
Gentas Genel Metal Sanayi ve Ticaret AS	46,226	38,528
Global Yatirim Holding AS (I)	508,853	229,862
Goldas Kuyumculuk Sanayi AS (I)	54,847	37,338
Goodyear Lastikleri Turk AS (I)	17,513	166,021
GSD Holding AS (I)	559,767	406,002
Gunes Sigorta AS (I)	31,526	36,907
HACI Omer Sabanci Holding AS	207,798	846,132
Hurriyet Gazetecilik AS	513,859	444,631
Ihlas Holding AS (I)	798,884	355,794
Izmir Demir Celik Sanayi AS (I)	107,008	147,057
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS (I)	418,488	252,943
KOC Holdings AS	1,088,421	3,774,070
Konya Cimento Sanayi AS	977	65,890
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret Anonim Sirketi AS (I)	316,320	635,961
Marmaris Marti Otel Isletmeleri AS (I)	71,538	56,438
Menderes Tekstil Sanayi ve Ticaret AS (I)	126,374	47,438
Mutlu Aku ve Malzemeleri Sanayi AS (I)	28,331	43,621
Net Turizm Ticaret ve Sanayi AS (I)	196,636	131,362
Nortel Networks Netas Telekomunikasyon AS	14,863	548,468
Parsan Makina Parcalari Sanayi AS (I)	28,857	24,419
Petkim Petrokimya Holding AS (I)	195,073	1,303,176
Pinar Entegre Et ve Un Sanayi AS	36,324	129,419
Pinar Sut Mamulleri Sanayii AS	40,679	210,933
Sanko Pazarlama Ithalat Ihracat AS (I)	20,076	44,706
Sarkuysan Elektrolitik Bakir AS	91,563	171,271
Sekerbank TAS	316,617	429,072
Tekfen Holding AS	92,888	276,581
Tekstil Bankasi AS (I)	140,973	97,764
Trakya Cam Sanayi AS (I)	526,396	756,898
Turcas Petrolculuk AS	93,599	292,990
Turk Ekonomi Bankasi AS (I)	521,636	696,953
Turk Hava Yollari AS (I)	48,100	134,652
Turk Sise ve Cam Fabrikalari AS (I)	789,276	888,830
Turkiye Sinai Kalkinma Bankasi AS	673,275	753,914
Turkiye Vakiflar Bankasi Tao	1,727,269	3,626,523
Ulker Gida Sanayi ve Ticaret AS	173,696	369,107
Usas Ucak Servisi AS (I)	18,304	29,813
Vestel Beyaz Esya Sanayi ve Ticaret AS	100,000	216,319
Vestel Elektronik Sanayi ve Tracaret AS (I)	239,841	331,131

		29,572,999

TOTAL COMMON STOCKS (Cost $945,868,849)		$1,123,366,306

The accompanying notes are an integral part of the financial statements.	51

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 3.41%
Brazil - 3.40%
Banco Daycoval SA	98,900	$445,288
Banco do Estado do Rio Grande do Sul	294,300	2,092,620
Banco Industrial e Comercial SA	171,700	1,168,079
Banco Panamericano SA	166,300	799,884
Banco Pine SA	60,100	321,413
Banco Sofisa SA	83,200	181,361
Bardella SA Industrias Mecanicas	916	64,378
Companhia de Ferro Ligas Da Bahia	61,776	381,256
Companhia de Tecidos Norte de Minas SA	170,600	411,220
Confab Industrial SA	444,987	1,023,745
Forjas Taurus SA	27,486	65,348
Inepar SA Industria E Construcoes (I)	31,100	90,504
Klabin SA	878,800	2,407,803
Marcopolo SA	314,000	1,458,581
Metalurgica Gerdau SA	336,600	5,864,279
Petroleo Brasileiro SA	86,444	1,404,937
Sao Paulo Alpargatas SA	294,000	1,049,279
Suzano Papel e Celulose SA	421,750	3,705,148
Telemar Norte Leste SA	62,700	1,786,756
Uniao de Industrias Petroquimicas SA	1,223,810	409,897
Universo Online SA	87,100	444,288
Usinas Siderurgicas de Minas Gerais SA	582,350	14,676,659

		40,252,723
Malaysia - 0.01%
TA Global BHD	1,466,040	128,107

TOTAL PREFERRED STOCKS (Cost $29,278,466)		$40,380,830

RIGHTS - 0.00%
Hong Kong - 0.00%
TCC International Holdings, Ltd. (Expiration
Date: 06/21/2010, Strike Price:
HKD 2.10) (I)	86,000	3,534
Korea - 0.00%
Hanjin Shipping Company, Ltd. (Expiration
Date: 06/22/2010, Strike
Price: KRW 23,300.00) (I)	8,365	46,975
Poland - 0.00%
Polski Koncern Miesny Duda SA (Expiration
Date: 06/08/2010, Strike
Price: PLN 1.10) (I)	91,151	5,497
Thailand - 0.00%
G J Steel PCL (Expiration Date: 06/09/2010,
Strike Price: THB 0.03) (I)	3,064,005	0
Regional Container Lines PCL (Expiration
Date: 06/02/2010, Strike Price:
THB 12.00) (I)	100,450	309

		309

TOTAL RIGHTS (Cost $0)		$56,315

WARRANTS - 0.00%
Hong Kong - 0.00%
HKC Holdings, Ltd. (Expiration Date:
05/26/2011, Strike Price: HKD 0.313) (I)	421,675	4,829
HKC Holdings, Ltd. (Expiration Date:
06/09/2011, Strike Price: HKD 0.50) (I)	25,558	414
Kingboard Chemical Holdings, Ltd.
(Expiration Date: 10/31/2012, Strike Price:
HKD 40.00) (I)	58,797	27,184

		32,427

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS (continued)
Thailand - 0.00%
Sansiri PCL (Expiration Date: 01/20/2015,
Strike Price: THB 5.20) (I)	551,050	$13,221

TOTAL WARRANTS (Cost $0)		$45,648

SHORT-TERM INVESTMENTS - 7.92%
Short-Term Securities* - 1.07%
State Street Institutional Liquid Reserves
Fund, 0.1560%	$12,639,403	12,639,403
Securities Lending Collateral - 6.85%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	8,108,769	81,145,266

TOTAL SHORT-TERM INVESTMENTS (Cost $93,753,491)		$93,784,669

Total Investments (Emerging Markets Value Fund)
(Cost $1,068,900,806) - 106.15%		$1,257,633,768
Other assets and liabilities, net - (6.15%)		(72,870,024)

TOTAL NET ASSETS - 100.00%		$1,184,763,744

Equity-Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.75%
Consumer Discretionary - 15.51%
Automobiles - 0.59%
Harley-Davidson, Inc. (L)	172,000	$5,196,121
Distributors - 0.46%
Genuine Parts Company	99,250	4,030,543
Diversified Consumer Services - 0.19%
H&R Block, Inc.	103,300	1,661,064
Hotels, Restaurants & Leisure - 1.12%
Marriott International, Inc., Class A (L)	206,140	6,895,383
MGM Resorts International (I)(L)	236,500	2,946,790

		9,842,173
Household Durables - 2.77%
D.R. Horton, Inc. (L)	148,900	1,815,091
Fortune Brands, Inc.	259,500	12,313,275
Whirlpool Corp. (L)	97,700	10,203,788

		24,332,154
Leisure Equipment & Products - 0.83%
Mattel, Inc.	338,500	7,331,910
Media - 5.63%
Cablevision Systems Corp., Class A	248,200	6,157,842
Comcast Corp., Class A	178,700	3,232,683
Madison Square Garden, Inc., Class A (I)	60,625	1,277,369
The McGraw-Hill Companies, Inc.	291,500	8,103,700
The New York Times Company, Class A (I)(L)	365,500	3,391,840
The Walt Disney Company	329,300	11,005,206
Time Warner, Inc.	430,766	13,349,438
WPP PLC	303,823	2,895,444

		49,413,522
Multiline Retail - 0.44%
Macy’s, Inc.	173,700	3,857,877
Specialty Retail - 3.48%
Bed Bath & Beyond, Inc. (I)	208,300	9,346,421
Home Depot, Inc. (L)	495,600	16,781,016

The accompanying notes are an integral part of the financial statements.	52

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Tiffany & Company (L)	97,000	$4,406,710

		30,534,147

		136,199,511
Consumer Staples - 4.40%
Food & Staples Retailing - 0.35%
Wal-Mart Stores, Inc.	60,300	3,048,768
Food Products - 3.02%
Archer-Daniels-Midland Company	60,400	1,526,308
Campbell Soup Company	38,300	1,371,523
Kraft Foods, Inc., Class A	208,100	5,951,660
McCormick & Company, Inc.	99,200	3,826,144
The Hershey Company (L)	296,200	13,862,160

		26,537,795
Household Products - 1.03%
Kimberly-Clark Corp.	149,300	9,062,510

		38,649,073
Energy - 11.94%
Energy Equipment & Services - 1.05%
Schlumberger, Ltd.	164,800	9,253,520
Oil, Gas & Consumable Fuels - 10.89%
Anadarko Petroleum Corp.	148,800	7,786,704
BP PLC, SADR (L)	190,192	7,582,955
Chevron Corp.	302,460	22,342,720
ConocoPhillips	84,100	4,361,426
Exxon Mobil Corp.	302,424	18,284,555
Murphy Oil Corp.	216,400	11,551,432
Royal Dutch Shell PLC, ADR (L)	289,800	15,185,520
Spectra Energy Corp.	191,000	3,821,910
Sunoco, Inc.	157,000	4,689,590

		95,606,812

		104,860,332
Financials - 20.68%
Capital Markets - 1.85%
Legg Mason, Inc. (L)	257,600	7,655,872
The Bank of New York Mellon Corp.	314,500	8,554,400

		16,210,272
Commercial Banks - 5.69%
KeyCorp	517,900	4,153,558
Marshall & Ilsley Corp.	280,800	2,288,520
Regions Financial Corp.	467,700	3,568,551
SunTrust Banks, Inc. (L)	293,500	7,909,825
U.S. Bancorp	582,400	13,954,304
Wells Fargo & Company	630,800	18,097,652

		49,972,410
Consumer Finance - 3.47%
American Express Company	473,200	18,866,484
Capital One Financial Corp.	153,400	6,335,420
SLM Corp. (I)	475,800	5,286,138

		30,488,042
Diversified Financial Services - 6.04%
Bank of America Corp.	1,273,622	20,046,810
JPMorgan Chase & Company	699,614	27,690,722
NYSE Euronext (L)	186,400	5,344,088

		53,081,620
Insurance - 3.63%
Chubb Corp.	74,400	3,737,856
Lincoln National Corp.	261,398	6,916,591

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Marsh & McLennan Companies, Inc.	403,800	$8,806,878
Sun Life Financial, Inc.	206,800	5,852,440
The Progressive Corp.	210,700	4,127,613
The Travelers Companies, Inc.	49,849	2,466,030

		31,907,408

		181,659,752
Health Care - 4.87%
Biotechnology - 0.54%
Amgen, Inc. (I)	91,700	4,748,226
Pharmaceuticals - 4.33%
Bristol-Myers Squibb Company	307,500	7,137,075
Eli Lilly & Company	216,000	7,082,640
Johnson & Johnson	131,200	7,648,960
Merck & Company, Inc.	282,400	9,514,056
Pfizer, Inc.	438,288	6,675,126

		38,057,857

		42,806,083
Industrials - 13.58%
Aerospace & Defense - 3.16%
Honeywell International, Inc.	227,700	9,738,729
ITT Corp.	84,000	4,055,520
Lockheed Martin Corp.	71,900	5,746,248
The Boeing Company	127,600	8,189,368

		27,729,865
Air Freight & Logistics - 1.10%
United Parcel Service, Inc., Class B	153,900	9,658,764
Building Products - 0.94%
Masco Corp.	424,600	5,668,410
USG Corp. (I)(L)	148,800	2,606,976

		8,275,386
Commercial Services & Supplies - 0.63%
Avery Dennison Corp.	161,200	5,509,816
Electrical Equipment - 0.88%
Cooper Industries PLC	135,000	6,340,950
Emerson Electric Company	30,600	1,421,064

		7,762,014
Industrial Conglomerates - 4.22%
3M Company	189,100	14,997,521
General Electric Company	1,348,700	22,051,245

		37,048,766
Machinery - 2.65%
Deere & Company	140,200	8,086,736
Eaton Corp.	45,200	3,161,740
Illinois Tool Works, Inc.	237,100	11,008,553
Pall Corp.	30,000	1,021,500

		23,278,529

		119,263,140
Information Technology - 5.86%
Communications Equipment - 0.42%
Cisco Systems, Inc. (I)	157,800	3,654,648
Computers & Peripherals - 0.50%
Dell, Inc. (I)	332,200	4,428,226
Internet Software & Services - 0.55%
eBay, Inc. (I)	226,600	4,851,506
IT Services - 0.87%
Computer Sciences Corp.	152,100	7,603,479

The accompanying notes are an integral part of the financial statements.	53

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.87%
Analog Devices, Inc.	268,300	$7,826,311
Applied Materials, Inc.	244,500	3,156,495
Intel Corp.	254,800	5,457,816

		16,440,622
Software - 1.65%
Electronic Arts, Inc. (I)	189,600	3,130,296
Microsoft Corp.	442,300	11,411,340

		14,541,636

		51,520,117
Materials - 7.03%
Chemicals - 2.70%
E.I. Du Pont de Nemours & Company	232,000	8,391,440
International Flavors & Fragrances, Inc.	161,000	7,164,500
Monsanto Company	160,700	8,174,809

		23,730,749
Construction Materials - 0.84%
Vulcan Materials Company (L)	145,300	7,334,744
Metals & Mining - 1.37%
Alcoa, Inc.	243,700	2,836,668
Nucor Corp.	213,400	9,186,870

		12,023,538
Paper & Forest Products - 2.12%
International Paper Company	448,025	10,407,621
MeadWestvaco Corp.	202,600	4,842,140
Weyerhaeuser Company	79,700	3,393,626

		18,643,387

		61,732,418
Telecommunication Services - 4.09%
Diversified Telecommunication Services - 3.41%
AT&T, Inc.	673,073	16,355,674
Qwest Communications International, Inc. (L)	1,239,800	6,496,552
Verizon Communications, Inc.	259,052	7,129,111

		29,981,337
Wireless Telecommunication Services - 0.68%
Sprint Nextel Corp. (I)	560,600	2,875,878
Vodafone Group PLC	1,540,083	3,090,905

		5,966,783

		35,948,120
Utilities - 7.79%
Electric Utilities - 4.46%
Duke Energy Corp.	357,100	5,699,316
Entergy Corp.	87,400	6,561,118
Exelon Corp.	217,200	8,383,920
FirstEnergy Corp. (L)	74,375	2,618,744
Pinnacle West Capital Corp.	128,000	4,494,080
PPL Corp.	191,500	4,942,615
Progress Energy, Inc.	167,200	6,452,248

		39,152,041
Independent Power Producers & Energy Traders - 0.79%
Constellation Energy Group, Inc.	128,800	4,556,944
NRG Energy, Inc. (I)(L)	101,400	2,367,690

		6,924,634
Multi-Utilities - 2.54%
CenterPoint Energy, Inc.	129,900	1,769,238
NiSource, Inc.	475,600	7,114,976
PG&E Corp. (L)	128,000	5,312,000

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
TECO Energy, Inc. (L)	118,900	$1,848,895
Xcel Energy, Inc.	307,900	6,308,871

		22,353,980

		68,430,655

TOTAL COMMON STOCKS (Cost $831,374,269)		$841,069,201

SHORT-TERM INVESTMENTS - 15.21%
Short-Term Securities* - 3.97%
State Street Institutional US Government
Money Market Fund, 0.08395%	$992,387	992,387
T. Rowe Price Reserve Investment
Fund, 0.27035%	118,929,044	33,887,297

		34,879,684
Securities Lending Collateral - 11.24%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	9,861,798	98,687,998

TOTAL SHORT-TERM INVESTMENTS (Cost $133,580,842)		$133,567,682

Total Investments (Equity-Income Fund)
(Cost $964,955,111) - 110.96%		$974,636,883
Other assets and liabilities, net - (10.96%)		(96,249,953)

TOTAL NET ASSETS - 100.00%		$878,386,930

Fundamental Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.31%
Consumer Discretionary - 6.80%
Automobiles - 1.38%
Harley-Davidson, Inc.	670,646	$20,260,213
Diversified Consumer Services - 0.12%
H&R Block, Inc.	105,051	1,689,220
Household Durables - 0.18%
Hunter Douglas NV	59,727	2,660,094
Internet & Catalog Retail - 0.49%
Amazon.com, Inc. (I)	22,969	2,881,691
Liberty Media Corp. - Interactive, Class A
(Tracking Stock) (I)	326,070	4,229,128

		7,110,819
Media - 2.28%
Grupo Televisa SA, SADR	338,189	6,286,934
Liberty Media - Starz, Series A
(Tracking Stock) (I)	26,201	1,370,836
News Corp., Class A	912,809	12,049,079
The Walt Disney Company	411,450	13,750,659

		33,457,508
Specialty Retail - 2.35%
Bed Bath & Beyond, Inc. (I)	512,827	23,010,547
CarMax, Inc. (I)	521,545	11,333,173

		34,343,720

		99,521,574
Consumer Staples - 15.29%
Beverages - 3.50%
Diageo PLC, SADR	298,341	18,282,336

The accompanying notes are an integral part of the financial statements.	54

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
Heineken Holding NV	445,915	$16,708,019
The Coca-Cola Company	315,855	16,234,947

		51,225,302
Food & Staples Retailing - 7.98%
Costco Wholesale Corp.	1,173,261	68,342,453
CVS Caremark Corp.	1,403,010	48,586,236

		116,928,689
Food Products - 1.19%
Mead Johnson Nutrition Company	121,330	5,983,996
Nestle SA	44,285	2,007,817
The Hershey Company	97,839	4,578,865
Unilever NV - NY Shares	178,546	4,876,091

		17,446,769
Household Products - 1.60%
The Procter & Gamble Company	382,584	23,372,057
Personal Products - 0.14%
Natura Cosmeticos SA	99,200	2,064,340
Tobacco - 0.88%
Philip Morris International, Inc.	291,316	12,852,862

		223,890,019
Energy - 16.52%
Energy Equipment & Services - 0.63%
Transocean, Ltd. (I)	162,091	9,201,906
Oil, Gas & Consumable Fuels - 15.89%
Canadian Natural Resources, Ltd.	477,935	33,197,365
China Coal Energy Company, Series H	7,543,189	10,365,782
ConocoPhillips	16,611	861,446
Devon Energy Corp.	699,361	44,654,200
EOG Resources, Inc.	586,128	61,449,660
Occidental Petroleum Corp.	904,777	74,653,150
OGX Petroleo e Gas Participacoes SA (I)	860,000	7,654,413

		232,836,016

		242,037,922
Financials - 27.38%
Capital Markets - 5.70%
Ameriprise Financial, Inc.	324,206	12,900,157
GAM Holding, Ltd. (I)	691,366	7,327,911
Julius Baer Group, Ltd.	691,372	20,099,588
The Bank of New York Mellon Corp.	1,286,928	35,004,442
The Goldman Sachs Group, Inc.	56,311	8,123,425

		83,455,523
Commercial Banks - 4.67%
Wells Fargo & Company	2,383,861	68,392,972
Consumer Finance - 4.20%
American Express Company	1,542,330	61,492,697
Diversified Financial Services - 1.04%
JPMorgan Chase & Company	156,826	6,207,173
Moody’s Corp.	441,605	9,052,903

		15,260,076
Insurance - 10.65%
Berkshire Hathaway, Inc. Class A (I)	542	57,403,220
Fairfax Financial Holdings, Ltd. (Canadian Exchange)	14,419	5,490,755
Fairfax Financial Holdings, Ltd.	7,153	2,682,631
Loews Corp.	1,130,872	36,764,649
Markel Corp. (I)	4,059	1,402,587
The Progressive Corp.	1,930,545	37,819,377

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Transatlantic Holdings, Inc.	307,804	$14,476,022

		156,039,241
Real Estate Management & Development - 1.12%
Brookfield Asset Management, Inc., Class A	336,130	8,006,617
Hang Lung Group, Ltd.	1,741,000	8,440,711

		16,447,328

		401,087,837
Health Care - 10.16%
Health Care Equipment & Supplies - 1.58%
Baxter International, Inc.	133,536	5,639,225
Becton, Dickinson & Company	189,996	13,546,715
CareFusion Corp. (I)	155,024	3,940,710

		23,126,650
Health Care Providers & Services - 1.96%
Cardinal Health, Inc.	131,463	4,534,159
Express Scripts, Inc. (I)	239,826	24,126,496

		28,660,655
Pharmaceuticals - 6.62%
Johnson & Johnson	554,380	32,320,354
Merck & Company, Inc.	1,164,751	39,240,461
Pfizer, Inc.	1,673,425	25,486,263

		97,047,078

		148,834,383
Industrials - 5.66%
Air Freight & Logistics - 0.20%
United Parcel Service, Inc., Class B	46,667	2,928,821
Commercial Services & Supplies - 1.75%
Iron Mountain, Inc.	1,045,776	25,642,428
Electrical Equipment - 0.40%
ABB, Ltd., SADR (I)	342,197	5,820,771
Industrial Conglomerates - 0.86%
Tyco International, Ltd.	349,511	12,648,803
Machinery - 0.21%
PACCAR, Inc.	74,845	3,068,645
Marine - 0.93%
China Shipping Development Company, Ltd.	3,266,700	4,480,679
Kuehne & Nagel International AG	96,869	9,102,292

		13,582,971
Professional Services - 0.12%
Dun & Bradstreet Corp.	23,786	1,736,140
Transportation Infrastructure - 1.19%
China Merchants Holdings
International Company, Ltd.	4,418,609	13,789,710
COSCO Pacific, Ltd.	2,275,324	2,805,290
LLX Logistica SA (I)	202,800	824,005

		17,419,005

		82,847,584
Information Technology - 7.16%
Computers & Peripherals - 1.55%
Hewlett-Packard Company	493,860	22,722,499
Electronic Equipment, Instruments & Components - 0.92%
Agilent Technologies, Inc. (I)	415,960	13,460,466
Internet Software & Services - 0.84%
Google, Inc., Class A (I)	25,305	12,277,480

The accompanying notes are an integral part of the financial statements.	55

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services - 0.28%
Visa, Inc., Class A	56,450	$4,090,367
Semiconductors & Semiconductor Equipment - 1.56%
Texas Instruments, Inc.	939,065	22,931,967
Software - 2.01%
Activision Blizzard, Inc.	663,167	7,129,045
Microsoft Corp.	864,630	22,307,454

		29,436,499

		104,919,278
Materials - 5.98%
Chemicals - 0.69%
Monsanto Company	106,684	5,427,015
Potash Corp. of Saskatchewan, Inc.	35,093	3,480,875
Praxair, Inc.	15,700	1,218,320

		10,126,210
Construction Materials - 1.10%
Martin Marietta Materials, Inc.	75,686	7,056,206
Vulcan Materials Company	180,188	9,095,890

		16,152,096
Containers & Packaging - 2.19%
Sealed Air Corp.	1,537,218	32,035,623
Metals & Mining - 0.93%
BHP Billiton PLC	257,885	7,166,906
Rio Tinto PLC (I)	140,146	6,492,709

		13,659,615
Paper & Forest Products - 1.07%
Sino-Forest Corp. (I)(S)	24,905	428,749
Sino-Forest Corp. (I)	876,576	15,216,068

		15,644,817

		87,618,361
Telecommunication Services - 0.36%
Wireless Telecommunication Services - 0.36%
America Movil SAB de CV, Series L, ADR	111,363	5,271,924

TOTAL COMMON STOCKS (Cost $1,253,222,499)		$1,396,028,882

CORPORATE BONDS - 1.02%
Consumer Discretionary - 0.63%
Automobiles - 0.63%
Harley-Davidson, Inc.
15.000%, 02/01/2014	7,000,000	9,214,198
Materials - 0.39%
Containers & Packaging - 0.39%
Sealed Air Corp.
12.000%, 02/14/2014 (S)	5,000,000	5,718,860

TOTAL CORPORATE BONDS (Cost $12,000,000)		$14,933,058

CONVERTIBLE BONDS - 0.16%
Materials - 0.16%
Paper & Forest Products - 0.16%
Sino-Forest Corp.
5.000%, 08/01/2013 (S)	2,107,900	2,326,595

TOTAL CONVERTIBLE BONDS (Cost $2,094,121)		$2,326,595

SHORT-TERM INVESTMENTS - 3.96%
Short-Term Securities* - 3.96%
Intesa Funding LLC, 0.350%, 06/04/2010	$25,000,000	24,999,271

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities* (continued)
Societe Generale North America, Inc,
0.010%, 06/01/2010	$33,062,000	$33,062,000

TOTAL SHORT-TERM INVESTMENTS (Cost $58,061,271)		$58,061,271

Total Investments (Fundamental Value Fund)
(Cost $1,325,377,891) - 100.45%		$1,471,349,806
Other assets and liabilities, net - (0.45%)		(6,531,246)

TOTAL NET ASSETS - 100.00%		$1,464,818,560

Global Agribusiness Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.02%
Argentina - 0.46%
Cresud SA, SADR	800	$9,768
Australia - 0.92%
Metcash, Ltd.	6,000	19,476
Brazil - 0.37%
Cosan Ltd. (I)	900	7,767
Canada - 21.11%
AG Growth International, Inc.	1,600	53,089
Agrium, Inc.	1,600	87,824
Alliance Grain Traders, Inc.	900	28,342
GLG Life Tech Corp. (I)	750	5,454
MagIndustries Corp. (I)	29,500	10,557
Potash Corp. of Saskatchewan, Inc.	2,050	203,338
Potash One, Inc. (I)	6,600	14,045
Viterra, Inc. (I)	5,900	43,804

		446,453
China - 0.24%
China Agritech, Inc. (I)	400	5,152
Germany - 0.86%
Suedzucker AG	1,000	18,237
Hong Kong - 0.54%
Chaoda Modern Agriculture Holdings, Ltd.	12,000	11,482
Indonesia - 1.71%
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT (I)	40,000	36,185
Ireland - 0.87%
Glanbia Plcglanbia Plc	5,000	18,470
Italy - 0.80%
Parmalat SpA	7,000	16,952
Japan - 0.53%
Komatsu, Ltd.	600	11,253
Malaysia - 0.81%
PPB Group BHD	3,600	17,175
Netherlands - 0.97%
CNH Global N.V. (I)	800	20,528
Norway - 3.65%
Yara International ASA, ADR	2,600	77,220
Singapore - 15.18%
Golden Agri-Resources, Ltd.	146,250	53,271
Indofood Agri Resources, Ltd. (I)	19,000	28,768
Olam International, Ltd.	38,300	64,009

The accompanying notes are an integral part of the financial statements.	56

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Global Agribusiness Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Wilmar International, Ltd.	42,000	$174,881

		320,929
Switzerland - 8.34%
Syngenta AG, ADR	4,000	176,320
United Kingdom - 0.32%
Tate & Lyle PLC	1,100	6,715
United States - 40.34%
AGCO Corp. (I)	700	20,139
Archer-Daniels-Midland Company	3,800	96,026
Bunge, Ltd.	1,900	92,644
CF Industries Holdings, Inc.	962	65,984
Corn Products International, Inc.	900	30,015
Deere & Company	2,700	155,736
Del Monte Foods Company	2,000	29,160
General Mills, Inc.	450	32,054
Intrepid Potash, Inc. (I)	600	14,796
Monsanto Company	1,800	91,566
Smithfield Foods, Inc. (I)	1,800	31,032
The Mosaic Company	4,200	193,914

		853,066

TOTAL COMMON STOCKS (Cost $2,122,364)		$2,073,148

WARRANTS - 0.03%
Singapore - 0.03%
Golden Agri-Resources, Ltd. (Expiration Date:
07/23/2012, Strike Price: SGD 0.54) (I)	8,500	607

TOTAL WARRANTS (Cost $0)		$607

Total Investments (Global Agribusiness Fund)
(Cost $2,122,364) - 98.05%		$2,073,755
Other assets and liabilities, net - 1.95%		41,194

TOTAL NET ASSETS - 100.00%		$2,114,949

Global Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 4.16%
U.S. Treasury Bonds - 2.25%
4.250%, 05/15/2039	$2,200,000	$2,208,940
4.375%, 05/15/2040 (F)	4,600,000	4,723,648
4.500%, 08/15/2039	2,900,000	3,033,220
4.625%, 02/15/2040 (F)	4,600,000	4,911,935
6.875%, 08/15/2025	2,000,000	2,685,000

		17,562,743
U.S. Treasury Notes - 1.29%
U.S. Treasury
1.000%, 07/31/2011	865,000	869,967
1.000%, 10/31/2011 (F)	2,191,000	2,202,812
1.125%, 06/30/2011	572,000	576,112
2.750%, 05/31/2017	1,700,000	1,699,203
3.625%, 02/15/2020	4,600,000	4,718,234

		10,066,328
Federal Home Loan Mortgage Corp. - 0.07%
0.204%, 02/01/2011 (P)	279,000	278,904

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
0.324%, 03/09/2011 (P)		$286,000	$286,358

			565,262
Federal National Mortgage Association - 0.55%
1.641%, 11/01/2042 to 06/01/2043 (P)		2,462,631	2,454,488
1.642%, 10/01/2044 (P)		660,681	657,764
2.405%, 11/01/2035 (P)		528,726	535,523
5.126%, 09/01/2035 (P)		294,804	312,481
5.170%, 07/01/2035 (P)		288,681	306,502

			4,266,758

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $30,395,165)			$32,461,091

FOREIGN GOVERNMENT
OBLIGATIONS - 42.24%
Australia - 0.23%
Government of Australia
6.250%, 06/15/2014	AUD	2,000,000	1,766,193

			1,766,193
Canada - 3.47%
Canada Housing Trust No. 1
4.050%, 03/15/2011 (S)	CAD	6,900,000	6,732,290
4.600%, 09/15/2011		2,700,000	2,676,321
Government of Canada
2.000%, 12/01/2014		2,300,000	2,134,024
2.500%, 06/01/2015		2,100,000	1,981,162
3.500%, 06/01/2020		1,900,000	1,836,721
4.000%, 06/01/2016		1,400,000	1,415,244
4.250%, 06/01/2018		3,400,000	3,496,072
Province of Ontario
4.100%, 06/16/2014		$200,000	213,067
4.700%, 06/02/2037	CAD	1,300,000	1,247,722
6.200%, 06/02/2031		400,000	459,548
Province of Quebec
5.000%, 12/01/2038		3,700,000	3,654,275
5.750%, 12/01/2036		1,100,000	1,198,464

			27,044,910
France - 6.58%
Government of France
3.000%, 01/12/2011	EUR	13,100,000	16,372,605
3.750%, 01/12/2013		1,400,000	1,849,098
4.000%, 10/25/2013 to 04/25/2018		10,900,000	14,733,496
4.250%, 10/25/2018 to 10/25/2023		7,000,000	9,605,210
4.750%, 10/25/2012		400,000	538,084
Societe Financement de
l’Economie Francaise
2.125%, 05/20/2012		200,000	250,528
2.250%, 06/11/2012 (S)		$5,500,000	5,606,271
3.375%, 05/05/2014 (S)		2,300,000	2,396,416

			51,351,708
Germany - 20.57%
Federal Republic of Germany
1.250%, 03/11/2011	EUR	14,500,000	17,956,399
2.250%, 12/10/2010		3,500,000	4,347,039
3.500%, 04/08/2011 to 07/04/2019		12,600,000	16,027,080
3.750%, 01/04/2019		8,700,000	11,744,937
4.000%, 01/04/2037		3,800,000	5,194,531
4.250%, 10/12/2012 to 07/04/2039		31,900,000	43,427,240
4.750%, 07/04/2034 to 07/04/2040		8,600,000	13,041,252
5.000%, 07/04/2011		2,600,000	3,358,291
5.250%, 01/04/2011		14,800,000	18,733,811

The accompanying notes are an integral part of the financial statements.	57

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Germany (continued)
Federal Republic of Germany (continued)
5.500%, 01/04/2031		$7,100,000	$11,507,385
6.250%, 01/04/2030		8,600,000	15,036,423

			160,374,388
Japan - 7.79%
Government of Japan
0.200%, 02/15/2012	JPY	1,950,000,000	21,414,734
0.700%, 09/20/2014		1,610,000,000	17,922,387
1.300%, 03/20/2018		530,000,000	5,999,466
1.500%, 12/20/2017		250,000,000	2,876,826
2.400%, 03/20/2034		60,000,000	696,666
2.500%, 03/20/2036 to 06/20/2036		1,000,000,000	11,840,735

			60,750,814
Netherlands - 1.38%
Kingdom of Netherlands
4.000%, 01/15/2011 to 07/15/2019	EUR	5,500,000	7,411,983
4.500%, 07/15/2017		2,400,000	3,359,294

			10,771,277
United Kingdom - 2.22%
Government of United Kingdom
4.250%, 06/07/2032 to 09/07/2039	GBP	3,700,000	5,342,347
4.500%, 03/07/2019 to 12/07/2042		3,600,000	5,516,618
4.750%, 12/07/2038		4,100,000	6,419,075

			17,278,040

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $344,022,168)			$329,337,330

CORPORATE BONDS - 32.10%
Australia - 6.61%
Bank of Queensland, Ltd.
5.135%, 10/22/2012 (P)	AUD	2,500,000	2,118,240
5.500%, 10/22/2012		1,000,000	846,077
Bank of Scotland PLC/Australia, MTN
5.243%, 07/24/2012 (P)		2,900,000	2,455,474
Citigroup Pty, Ltd.
4.898%, 06/18/2012 (P)		5,500,000	4,642,980
5.500%, 06/18/2012		2,000,000	1,694,017
Commonwealth Bank of Australia
0.538%, 09/17/2014 (P)(S)		$4,200,000	4,183,691
0.634%, 12/10/2012 (P)(S)		3,000,000	2,998,347
0.714%, 07/12/2013 (P)(S)		5,400,000	5,428,015
2.500%, 12/10/2012 (S)		3,400,000	3,483,446
4.500%, 02/20/2014	AUD	2,500,000	2,040,416
ING Bank Australia, Ltd.
5.500%, 10/08/2012		3,400,000	2,873,004
Macquarie Bank, Ltd.
3.300%, 07/17/2014 (S)		$5,200,000	5,399,976
National Australia Bank, Ltd.
3.375%, 07/08/2014 (S)		3,400,000	3,503,598
Suncorp-Metway, Ltd., Series TD
4.476%, 09/11/2013 (P)	AUD	6,100,000	5,157,610
Westpac Banking Corp.
2.700%, 12/09/2014 (S)		$1,200,000	1,211,929
2.900%, 09/10/2014 (S)		3,400,000	3,485,785

			51,522,605
Canada - 1.02%
Canadian Imperial Bank of Commerce
5.250%, 09/16/2010	EUR	3,000,000	3,728,552
Citigroup Finance Canada, Inc., MTN
5.500%, 05/21/2013	CAD	300,000	292,952

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Canada (continued)
Falconbridge, Ltd.
7.350%, 06/05/2012		$3,000,000	$3,242,478
Rio Tinto Alcan, Inc.
6.450%, 03/15/2011		700,000	721,786

			7,985,768
Cayman Islands - 0.53%
Foundation Re II, Ltd.
7.195%, 11/26/2010 (P)(S)		400,000	390,000
MUFG Capital Finance 5, Ltd. (6.299% to
01/25/2017, then 6 month GBPLIBOR
+ 2.060%)
12/31/2049	GBP	1,513,000	1,839,075
Residential Reinsurance
2007, Ltd., Series CL4
6.252%, 06/07/2010 (P)(S)		$1,900,000	1,900,000

			4,129,075
Denmark - 0.12%
Nykredit Realkredit A/S
4.000%, 01/01/2011	DKK	500,000	83,753
Realkredit Danmark A/S
2.000%, 01/01/2011		5,000,000	831,419

			915,172
France - 5.55%
BNP Paribas Home Loan Covered
Bonds SA
4.125%, 01/24/2011	EUR	1,300,000	1,628,436
BNP Paribas Home Loan Covered Bonds
SA, EMTN
3.000%, 07/23/2013		2,100,000	2,668,081
4.750%, 05/28/2013		1,700,000	2,286,733
Cie de Financement Foncie, EMTN
2.000%, 02/17/2012		4,200,000	5,214,944
Cie de Financement Foncier
2.125%, 04/22/2013 (S)		$4,000,000	4,017,052
Compagnie de Financement Foncier
4.500%, 01/09/2013	EUR	2,600,000	3,421,134
Dexia Credit Local
0.544%, 01/12/2012 (P)(S)		$3,300,000	3,277,837
2.375%, 09/23/2011 (S)		2,800,000	2,844,075
2.625%, 01/21/2014	EUR	2,500,000	3,149,731
2.750%, 01/10/2014 (S)		$3,300,000	3,307,339
Dexia Municipal Agency
4.750%, 06/06/2011	EUR	600,000	763,625
Lafarge SA
6.500%, 07/15/2016		$2,000,000	2,069,406
Societe Generale Societe de Credit
Fonciere, EMTN
4.000%, 07/07/2016	EUR	2,000,000	2,637,218
Valeo SA, EMTN
3.750%, 06/24/2013		1,200,000	1,449,743
Vivendi SA
5.750%, 04/04/2013 (S)		$4,300,000	4,589,760

			43,325,114
Germany - 0.45%
Kreditanstalt Fuer Wiederaufbau, MTN
5.500%, 06/05/2014	AUD	4,200,000	3,525,730

			3,525,730

The accompanying notes are an integral part of the financial statements.	58

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Ireland - 0.80%
German Postal Pensions
Securitisation PLC
2.750%, 01/18/2011	EUR	5,000,000	6,212,575

			6,212,575
Netherlands - 2.79%
ABN Amro Bank NV
3.250%, 01/18/2013		2,500,000	3,184,213
3.750%, 01/12/2012		200,000	254,430
Achmea Hypotheekbank NV
0.694%, 11/03/2014 (P)(S)		$2,300,000	2,289,061
Fortis Bank Nederland Holding
NV, EMTN
3.375%, 05/19/2014	EUR	2,400,000	3,100,025
ING Bank NV, EMTN
3.375%, 03/03/2014		1,800,000	2,320,259
LeasePlan Corp NV, EMTN
3.250%, 05/22/2014		1,100,000	1,417,543
NIBC Bank NV
3.500%, 04/07/2014		4,000,000	5,201,243
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month LIBOR
+ 10.868%)
(Q)(S)		$3,275,000	3,972,893

			21,739,667
New Zealand - 0.40%
Westpac Securities NZ, Ltd.
3.450%, 07/28/2014 (S)		3,000,000	3,104,964

			3,104,964
Norway - 0.75%
DnB NOR Boligkreditt, EMTN
4.500%, 05/16/2011	EUR	1,700,000	2,151,052
Kommunalbanken AS
2.000%, 01/14/2013		$3,700,000	3,744,785

			5,895,837
South Korea - 0.19%
Export-Import Bank of Korea
5.750%, 05/22/2013	EUR	1,100,000	1,455,933

			1,455,933
Sweden - 0.30%
Stadshypotek AB
2.750%, 04/30/2015		1,300,000	1,620,820
Swedbank Hypotek AB
4.625%, 05/23/2011		600,000	760,317

			2,381,137
United Kingdom - 3.03%
Bank of Scotland PLC
4.500%, 09/10/2010 to 10/23/2013		1,900,000	2,359,838
Barclays Bank PLC
2.700%, 03/05/2012 (S)		$100,000	102,463
10.179%, 06/12/2021 (S)		800,000	944,912
HBOS PLC, EMTN
0.999%, 09/01/2016 (P)	EUR	3,200,000	3,194,383
LBG Capital No.1 PLC
7.375%, 03/12/2020		200,000	191,156
Lloyds TSB Bank PLC
1.292%, 04/02/2012 (P)(S)		$1,900,000	1,925,521
Lloyds TSB Bank PLC (12.000% to
12/16/2024, then 3 month LIBOR
+ 11.750%
(Q)(S)		2,600,000	2,606,223

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
Pearson Dollar Finance Two PLC
6.250%, 05/06/2018 (S)		$1,000,000	$1,115,319
Royal Bank of Scotland PLC
2.625%, 05/11/2012 (S)		2,400,000	2,450,976
Royal Bank of Scotland PLC, EMTN
2.650%, 04/23/2012		7,800,000	7,988,019
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		300,000	308,221
XL Capital Finance Europe PLC
6.500%, 01/15/2012		400,000	422,138

			23,609,169
United States - 9.56%
Altria Group, Inc.
9.250%, 08/06/2019		2,000,000	2,372,260
American General Finance Corp., MTN
6.900%, 12/15/2017		2,000,000	1,590,000
American International Group, Inc.
8.250%, 08/15/2018		1,800,000	1,755,000
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		2,600,000	2,028,000
American International Group, Inc.,
Series A3 (4.875% to 03/15/2017, then
3 month EURIBOR + 1.730%)
03/15/2067	EUR	500,000	328,838
American International Group,
Inc., Series 1
0.414%, 10/18/2011 (P)		$200,000	192,776
American International Group,
Inc., Series REGS
8.000%, 05/22/2038	EUR	1,150,000	1,017,861
Autozone, Inc.
5.875%, 10/15/2012		$500,000	541,521
BA Covered Bond Issuer
4.125%, 04/05/2012	EUR	4,800,000	6,092,093
BAE Systems Holdings, Inc.
6.400%, 12/15/2011 (S)		$700,000	744,806
Bank of America Corp., EMTN
4.625%, 02/07/2017	EUR	1,500,000	1,700,330
Bear Stearns Companies LLC
7.250%, 02/01/2018		$4,400,000	5,015,956
Boston Scientific Corp.
6.000%, 06/15/2011		700,000	713,569
Capital One Financial Corp., MTN
5.700%, 09/15/2011		600,000	625,646
CBS Corp.
8.875%, 05/15/2019		1,800,000	2,203,331
Citigroup, Inc.
0.846%, 03/05/2014 (P)	EUR	5,900,000	6,638,110
0.877%, 02/09/2016 (P)		2,500,000	2,692,484
6.000%, 08/15/2017		$2,800,000	2,829,260
6.125%, 11/21/2017		3,400,000	3,467,626
CNA Financial Corp.
6.000%, 08/15/2011		1,000,000	1,028,787
D.R. Horton, Inc.
5.250%, 02/15/2015		1,800,000	1,732,500
6.000%, 04/15/2011		800,000	817,000
DaimlerChrysler NA Holding Corp.
5.750%, 09/08/2011		300,000	312,909
HSBC Finance Corp.
5.250%, 01/15/2014		400,000	423,692
Intuit, Inc.
5.750%, 03/15/2017		2,000,000	2,186,676

The accompanying notes are an integral part of the financial statements.	59

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Jones Apparel Group, Inc.
5.125%, 11/15/2014		$600,000	$592,500
JPMorgan Chase & Company
6.000%, 01/15/2018		1,500,000	1,619,409
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2013 (H)		3,600,000	765,000
6.875%, 05/02/2018 (H)		4,200,000	903,000
Loews Corp.
5.250%, 03/15/2016		200,000	213,085
Masco Corp.
6.125%, 10/03/2016		700,000	686,564
Merrill Lynch & Company, Inc.
2.148%, 05/30/2014 (P)	EUR	600,000	666,615
Merrill Lynch & Company, Inc., EMTN
6.750%, 05/21/2013		1,900,000	2,503,133
Morgan Stanley
0.754%, 10/18/2016 (P)		$600,000	514,846
1.029%, 03/01/2013 (P)	EUR	1,100,000	1,266,888
1.041%, 04/13/2016 (P)		200,000	213,150
Motorola, Inc.
6.000%, 11/15/2017		$700,000	723,162
Nationwide Health Properties, Inc.
6.500%, 07/15/2011		600,000	627,176
Norfolk Southern Corp.
5.257%, 09/17/2014		2,000,000	2,180,628
RBS Capital Trust I (4.709% to
07/01/2013, then 3 month LIBOR
+ 1.865%)
(Q)(H)		900,000	477,000
Regions Financial Corp.
7.750%, 11/10/2014		1,000,000	1,062,143
Sabre Holdings Corp.
7.350%, 08/01/2011		700,000	710,500
Sara Lee Corp.
6.250%, 09/15/2011		500,000	531,907
Sealed Air Corp.
5.625%, 07/15/2013 (S)		700,000	745,722
Simon Property Group LP
6.100%, 05/01/2016		1,000,000	1,096,414
SLM Corp.
0.737%, 03/15/2011 (P)		1,300,000	1,259,991
Southwest Airlines Company
5.125%, 03/01/2017		500,000	500,996
Sprint Capital Corp.
8.750%, 03/15/2032		200,000	190,500
Sprint Nextel Corp.
6.000%, 12/01/2016		1,000,000	890,000
State Street Capital Trust IV
1.537%, 06/15/2037 (P)		200,000	148,161
WM Covered Bond
Program, Series EMTN
3.875%, 09/27/2011	EUR	3,500,000	4,396,148

			74,535,669

TOTAL CORPORATE BONDS (Cost $257,759,371)			$250,338,415

MUNICIPAL BONDS - 0.71%
California - 0.53%
Golden State Tobacco Securitization Corp.
5.000%, 06/01/2038		4,300,000	3,983,047
5.125%, 06/01/2047		300,000	196,866

			4,179,913

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
New York - 0.02%
New York City Municipal Water Finance
Authority, Series 1289
8.790%, 12/15/2013 (P)		$130,000	$134,898

			134,898
Ohio - 0.16%
Buckeye Tobacco Settlement
Financing Authority
5.875%, 06/01/2047		1,700,000	1,217,608

			1,217,608
Puerto Rico - 0.00%
Puerto Rico Sales Tax Financing Corp.
Zero Coupon 08/01/2054		500,000	31,020

			31,020

TOTAL MUNICIPAL BONDS (Cost $6,312,853)			$5,563,439

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.40%
Australia - 1.64%
Crusade Global Trust
Series 2004-2, Class A2,
0.825%, 11/19/2037 (P)		775,030	927,360
Series 2005-2, Class A2,
5.045%, 08/14/2037 (P)		3,671,904	2,988,351
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.548%, 02/21/2038 (P)(S)		1,078,476	1,028,514
Series 2005-P11, Class BA,
4.780%, 08/22/2037 (P)		326,194	267,986
Series 2004-P10, Class BA,
4.973%, 07/12/2036 (P)		375,364	311,352
Superannuation Members Home Loans
Global Fund, Series 2004-7, Class A1
0.677%, 03/09/2036 (P)		$854,982	828,802
Swan
Series 2006-1E, Class A1,
0.501%, 05/12/2037 (P)		1,396,478	1,362,105
Series 2006-1E, Class A2,
5.023%, 05/12/2037 (P)		1,256,830	1,031,324
Series 2010-1, Class A,
5.975%, 04/25/2041 (P)		2,850,517	2,403,675
Torrens Trust, Series 2007-1, Class A
5.042%, 10/19/2038 (P)		1,998,280	1,648,022

			12,797,491
Ireland - 0.34%
German Residential Asset Note Distributor
PLC, Series 2006-1, Class A
0.884%, 07/20/2016 (P)	EUR	1,209,964	1,314,685
Immeo Residential Finance PLC,
Series 2007-2, Class A
0.810%, 12/15/2016 (P)		1,269,316	1,320,227

			2,634,912
Netherlands - 0.29%
Atomium Mortgage Finance BV,
Series 2003-I, Class A
0.620%, 07/01/2034 (P)		387,810	466,798
Delphinus BV, Series 2001-II, Class A1
0.987%, 11/28/2031 (P)		571,536	694,580
Dutch Mortgage Portfolio Loans BV,
Series III, Class A
0.938%, 11/20/2035 (P)		901,787	1,069,464

			2,230,842

The accompanying notes are an integral part of the financial statements.	60

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United Kingdom - 1.16%
First Flexible PLC, Series 7, Class A
0.765%, 09/15/2033 (P)	GBP	656,230	853,525
Great Hall Mortgages PLC
Series 2007-1, Class A2B,
0.776%, 03/18/2039 (P)		1,997,561	2,128,968
Series 2006-1, Class A2B,
0.796%, 06/18/2038 (P)		1,932,742	2,070,626
Newgate Funding PLC,
Series 2007-3X, Class A1
1.245%, 12/15/2050 (P)	GBP	1,780,922	2,513,735
RMAC Securities PLC,
Series 2006-NS1X, Class A2A
0.794%, 06/12/2044 (P)		1,151,922	1,468,800
United States - 7.97%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.869%, 09/25/2035 (P)		$138,108	94,758
American Home Mortgage
Investment Trust
Series 2007-1, Class GA2,
0.583%, 05/25/2047 (P)		401,987	89,994
Series 2004-3, Class 5A,
2.415%, 10/25/2034 (P)		393,473	335,981
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
4.405%, 02/20/2036 (P)		1,363,051	1,229,356
Series 2006-J, Class 4A1,
5.990%, 01/20/2047 (P)		207,263	147,962
BCAP LLC Trust,
Series 2006-AA2, Class A1
0.513%, 01/25/2037 (P)		2,256,572	1,099,396
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2005-5, Class A2,
2.560%, 08/25/2035 (P)		1,151,246	1,085,379
Series 2005-2, Class A1,
2.760%, 03/25/2035 (P)		1,919,666	1,758,768
Series 2005-2, Class A2,
2.934%, 03/25/2035 (P)		478,941	441,654
Series 2004-2, Class 22A,
3.073%, 05/25/2034 (P)		333,121	304,801
Series 2003-5, Class 1A2,
3.256%, 08/25/2033 (P)		78,518	75,889
Series 2003-9, Class 2A1,
3.455%, 02/25/2034 (P)		27,636	22,992
Series 2003-7, Class 6A,
4.526%, 10/25/2033 (P)		172,268	172,636
Series 2005-9, Class A1,
4.625%, 10/25/2035 (P)		2,475,093	2,184,102
Series 2004-2, Class 23A,
4.631%, 05/25/2034 (P)		165,112	155,047
Series 2005-4, Class 3A1,
5.345%, 08/25/2035 (P)		635,301	601,744
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.503%, 02/25/2034 (P)		86,520	64,855
Series 2005-7, Class 22A1,
4.981%, 09/25/2035 (P)		1,822,854	1,362,346
Series 2005-9, Class 24A1,
5.346%, 11/25/2035 (P)		907,133	532,074
Series 2006-6, Class 31A1,
5.536%, 11/25/2036 (P)		2,158,778	1,356,576

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Bear Stearns Alt-A Trust (continued)
Series 2006-6, Class 32A1,
5.551%, 11/25/2036 (P)	$1,616,706	$1,021,037
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
5.547%, 01/26/2036 (P)	951,167	622,214
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
0.590%, 05/20/2045 (P)	720,996	381,866
Citigroup Mortgage Loan Trust, Inc.
Series 2005-12, Class 2A1,
1.143%, 08/25/2035 (P)(S)	1,121,602	775,720
Series 2005-6, Class A1,
2.510%, 08/25/2035 (P)	627,054	551,805
Series 2005-11, Class 1A1,
2.820%, 12/25/2035 (P)	366,337	322,322
Series 2005-6, Class A2,
3.157%, 08/25/2035 (P)	694,277	600,532
Series 2005-11, Class A2A,
4.700%, 12/25/2035 (P)	1,652,229	1,510,968
Commercial Mortgage Pass Through
Certificates,
Series 2006-CN2A, Class A2FL
0.571%, 02/05/2019 (P)(S)	2,600,000	2,432,147
Countrywide Alternative Loan Trust
Series 2007-OA7, Class A1A,
0.523%, 05/25/2047 (P)	2,189,005	1,146,325
Series 2006-OA19, Class A1,
0.527%, 02/20/2047 (P)	2,177,844	1,091,884
Series 2006-OA1, Class 2A1,
0.558%, 03/20/2046 (P)	1,352,912	713,819
Series 2005-81, Class A1,
0.623%, 02/25/2037 (P)	4,049,329	2,160,443
Series 2007-11T1, Class A12,
0.693%, 05/25/2037 (P)	530,109	262,074
Series 2005-56, Class 2A3,
1.941%, 11/25/2035 (P)	111,893	59,346
Series 2005-56, Class 2A2,
2.481%, 11/25/2035 (P)	111,970	60,821
Series 2005-21CB, Class A3,
5.250%, 06/25/2035	216,434	167,232
Series 2007-7T2, Class A9,
6.000%, 04/25/2037	317,872	204,092
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037	237,045	145,001
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-25, Class 1A1,
0.673%, 02/25/2035 (P)	255,209	177,547
Series 2004-25, Class 2A1,
0.683%, 02/25/2035 (P)	300,208	198,626
Series 2005-R2, Class 1AF1,
0.683%, 06/25/2035 (P)(S)	119,626	98,213
Series 2004-22, Class A3,
3.505%, 11/25/2034 (P)	272,522	230,356
Series 2004-12, Class 12A1,
3.927%, 08/25/2034 (P)	809,984	672,875
Series 2004-12, Class 11A1,
3.942%, 08/25/2034 (P)	77,529	55,084
Series 2005-HYB9, Class 3A2A,
5.250%, 02/20/2036 (P)	588,144	429,476
Series 2005-HYB9, Class 5A1,
5.250%, 02/20/2036 (P)	563,599	361,559

The accompanying notes are an integral part of the financial statements.	61

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
CS First Boston Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.673%, 07/25/2033 (P)	$25,619	$23,662
Series 2003-AR20, Class 2A1,
3.340%, 08/25/2033 (P)	291,508	281,608
Federal Home Loan Mortgage Corp.
Series 2004-2895, Class F,
0.699%, 06/15/2031 (P)	333,234	334,154
Series T-63, Class 1A1,
1.641%, 02/25/2045 (P)	267,960	258,914
Federal National Mortgage Association
Series 2003-W6, Class F,
0.693%, 09/25/2042 (P)	585,819	569,807
Series 2004-W2, Class 5AF,
0.693%, 03/25/2044 (P)	416,651	383,688
Series 2006-5, Class 3A2,
2.885%, 05/25/2035 (P)	635,379	629,661
Federal National Mortgage
Association REMICS
Series 2005-120, Class NF,
0.443%, 01/25/2021 (P)	228,823	228,997
Series 2006-15, Class FC,
0.473%, 03/25/2036 (P)	792,971	722,506
Series 2006-16, Class FC,
0.643%, 03/25/2036 (P)	1,816,423	1,813,671
First Horizon Asset Securities, Inc.
Series 2003-AR4, Class 2A1,
2.916%, 12/25/2033 (P)	152,356	147,338
Series 2003-AR2, Class 2A1,
2.999%, 07/25/2033 (P)	75,006	72,866
Series 2005-AR3, Class 2A1,
5.110%, 08/25/2035 (P)	127,327	117,795
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.699%, 11/15/2031 (P)	374,186	330,316
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.288%, 06/25/2034 (P)	20,641	17,420
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
0.423%, 10/25/2046 (P)	762,625	692,077
Greenpoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.999%, 10/25/2033 (P)	19,256	15,845
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
2.140%, 03/25/2033 (P)	123,419	120,358
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
1.043%, 01/25/2032 (P)	188,806	168,011
Harborview Mortgage Loan Trust
Series 2006-12, Class 2A11,
0.438%, 01/19/2038 (P)	208,479	207,683
Series 2006-12, Class 2A2A,
0.538%, 01/19/2038 (P)	2,034,248	1,080,580
Series 2006-1, Class 2A1A,
0.587%, 03/19/2036 (P)	1,395,498	734,804
Series 2003-1, Class A,
3.014%, 05/19/2033 (P)	254,446	253,650
Series 2005-4, Class 3A1,
3.069%, 07/19/2035 (P)	43,212	33,552
Impac Secured Assets Corp.,
Series 2006-4, Class A2A
0.423%, 01/25/2037 (P)	46,611	46,070

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Indymac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.804%, 12/25/2034 (P)	$81,105	$59,124
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)	476,044	424,438
JPMorgan Mortgage Trust
Series 2007-A1, Class 5A6,
3.441%, 07/25/2035 (P)	553,737	279,332
Series 2003-A2, Class 3A1,
4.289%, 11/25/2033 (P)	191,088	189,255
Series 2006-A1, Class 3A2,
5.481%, 02/25/2036 (P)	1,229,310	1,080,770
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.789%, 12/15/2030 (P)	792,806	741,246
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A3A2,
0.593%, 08/25/2036 (P)	172,788	109,848
Series 2003-C, Class A1,
1.003%, 06/25/2028 (P)	559,626	496,833
Series 2003-A2, Class 1A1,
3.145%, 02/25/2033 (P)	114,815	109,255
Series 2005-2, Class 1A,
4.250%, 10/25/2035 (P)	937,045	834,179
Merrill Lynch/Countrywide Commercial
Mortgage Trust,
Series 2007-8, Class A3
6.154%, 08/12/2049 (P)	2,000,000	1,989,141
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.493%, 02/25/2047 (P)	517,717	229,121
Series 2006-QO6, Class A1,
0.523%, 06/25/2046 (P)	2,303,600	903,523
Series 2006-QO3, Class A1,
0.553%, 04/25/2046 (P)	1,396,789	541,446
Residential Asset Securitization Trust
Series 2006-R1, Class A2,
0.743%, 01/25/2046 (P)	640,505	290,306
Series 2005-A15, Class 5A1,
5.750%, 02/25/2036	298,967	216,173
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
5.119%, 09/25/2035 (P)	177,764	125,971
Sequoia Mortgage Trust, Series 5, Class A
0.697%, 10/19/2026 (P)	224,525	173,401
Structured Adjustable Rate Mortgage
Loan Trust
Series 2004-19, Class 2A1,
1.813%, 01/25/2035 (P)	756,214	351,752
Series 2004-4, Class 3A2,
2.572%, 04/25/2034 (P)	354,716	325,495
Series 2004-1, Class 4A1,
2.750%, 02/25/2034 (P)	156,294	142,384
Series 2004-1, Class 4A2,
2.750%, 02/25/2034 (P)	859,615	795,868
Series 2004-12, Class 7A1,
5.210%, 09/25/2034 (P)	582,331	533,029
Structured Asset Mortgage Investments,
Inc., Series 2006-AR3, Class 12A1
0.563%, 05/25/2036 (P)	1,797,423	961,197
Structured Asset Securities Corp.,
Series 2006-11, Class A1
3.051%, 10/25/2035 (P)(S)	480,505	406,182

The accompanying notes are an integral part of the financial statements.	62

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Thornburg Mortgage Securities Trust,
Series 2006-5, Class A1
0.463%, 10/25/2046 (P)		$1,404,213	$1,367,430
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.573%, 04/25/2045 (P)		506,449	390,457
Series 2005-AR13, Class A1A1,
0.633%, 10/25/2045 (P)		175,328	134,179
Series 2005-AR2, Class 2A1A,
0.653%, 01/25/2045 (P)		289,741	220,457
Series 2003-R1, Class A1,
0.883%, 12/25/2027 (P)		871,191	783,697
Series 2006-AR19, Class 1A,
1.160%, 01/25/2047 (P)		597,270	327,937
Series 2006-AR17, Class 1A1A,
1.230%, 12/25/2046 (P)		445,293	285,741
Series 2006-AR3, Class A1A,
1.421%, 02/25/2046 (P)		990,516	745,279
Series 2002-AR17, Class 1A,
1.640%, 11/25/2042 (P)		342,915	292,688
Series 2003-AR5, Class A7,
2.706%, 06/25/2033 (P)		106,461	104,043
Series 2003-AR9, Class 1A6,
2.833%, 09/25/2033 (P)		3,613,494	3,545,643
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.381%, 07/25/2046 (P)		414,782	165,123
Wells Fargo Mortgage Backed
Securities Trust
Series 2004-S, Class A1,
3.084%, 09/25/2034 (P)		313,307	309,686
Series 2006-AR2, Class 2A1,
4.896%, 03/25/2036 (P)		2,584,645	2,318,208

			62,154,564

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $108,594,402)			$88,853,463

ASSET BACKED SECURITIES - 1.40%
Canada - 0.13%
Ford Auto Securitization Trust,
Series 2009-R1A, Class A2
4.817%, 10/15/2012 (S)	CAD	1,000,000	985,514

			985,514
Ireland - 0.05%
SC Germany Auto, Series 2007-1, Class A
0.494%, 08/11/2015 (P)	EUR	305,267	374,012

			374,012
Jersey, C.I. - 0.24%
Magnolia Funding, Ltd.
Series 2010-1A, Class A2,
3.000%, 04/20/2017 (S)		600,000	706,087
Series 2010-1A, Class A1,
3.000%, 04/20/2017 (S)		941,481	1,145,789

			1,851,876
United Kingdom - 0.20%
Bumper 2 SA, Series 2009-3, Class A
2.143%, 06/20/2022 (P)		1,300,000	1,602,702

Global Bond Fund (continued)

	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
United States - 0.78%
Access Group, Series 2008-1, Class A
1.616%, 10/27/2025 (P)	$2,390,784	2,449,669
Countrywide Asset-Backed Certificates
Series 2007-2, Class 2A1,
0.393%, 08/25/2037 (P)	349,755	334,704
Series 2006-25, Class 2A1,
0.413%, 06/25/2047 (P)	569,734	546,047
First Franklin Mortgage Loan Asset
Backed Certificates,
Series 2006-FF15, Class A3
0.393%, 11/25/2036 (P)	391,064	380,974
Franklin Auto Trust,
Series 2008-A, Class A2
1.340%, 10/20/2011 (P)	33,362	33,379
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.623%, 10/25/2034 (P)	134,514	114,371
Mid-State Trust, Series 1995-4, Class A
8.330%, 04/01/2030	1,179,161	1,189,700
Nelnet Student Loan Trust,
Series 2008-4, Class A1
0.846%, 04/27/2015 (P)	421,919	422,267
SACO I, Inc., Series 2005-10, Class 1A
0.603%, 06/25/2036 (P)	340,872	106,942
SLM Student Loan Trust,
Series 2003-6, Class A4
0.737%, 12/17/2018 (P)	357,837	356,667
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
0.573%, 10/25/2035 (P)	148,174	145,238

		6,079,958

TOTAL ASSET BACKED SECURITIES (Cost $11,434,011)		$10,894,062

PREFERRED STOCKS - 0.01%
United States - 0.01%
SLM Corp. (N)	6,200	99,510

		99,510

TOTAL PREFERRED STOCKS (Cost $69,750)		$99,510

TERM LOANS (M) - 0.12%
United States - 0.12%
Ford Motor Company
3.258%, 12/15/2013	962,632	896,279

TOTAL TERM LOANS (M) (Cost $962,632)		$896,279

SHORT-TERM INVESTMENTS - 9.38%
Repurchase Agreement - 8.90%
JPMorgan Chase Tri-Party Repurchase
Agreement dated 05/28/2010 at 0.21%
to be repurchased at $68,201,592 on
06/01/2010, collateralized by
$29,405,000 U.S. Treasury Notes,
3.875% due 10/31/2012 (valued at
$31,605,181, including interest) and
$35,904,000 U.S. Treasury Bonds,
4.500% due 02/15/2036 (valued at
$38,726.667, including interest)	$68,200,000	68,200,000

The accompanying notes are an integral part of the financial statements.	63

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with State Street
Corp. dated 05/28/2010 at 0.01% to be
repurchased at $1,222,001 on
06/01/2010, collateralized by
$1,250,000 Federal Home Loan
Mortgage Corp., zero coupon due
11/17/2010 (valued at $1,248,438,
including interest)	$1,222,000	$1,222,000

		69,422,000
Short-Term Securities* - 0.48%
Barclays Bank PLC, 1.071%, 03/22/2011	3,400,000	3,400,000
U.S. Treasury Bills, 0.229%, 08/26/2010	260,000	259,903
U.S. Treasury Bills, 0.231%, 07/15/2010	60,000	59,990

		3,719,893

TOTAL SHORT-TERM INVESTMENTS (Cost $73,141,868)		$73,141,893

Total Investments (Global Bond Fund)
(Cost $832,692,220) - 101.52%		$791,585,482
Other assets and liabilities, net - (1.52%)		(11,832,608)

TOTAL NET ASSETS - 100.00%		$779,752,874

Global Infrastructure Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.33%
Bahamas - 0.49%
Petrominerales, Ltd. (I)	400	$10,170
Bermuda - 1.39%
Ship Finance International, Ltd.	1,600	28,928
Brazil - 2.15%
Cia Energetica de Minas Gerais, ADR	1,755	25,219
Companhia de Saneamento Basico de Estado de
Sao Paulo, ADR	516	19,515

		44,734
Canada - 13.85%
ATCO, Ltd.	380	17,218
Canwel Building Materials Group, Ltd.	5,000	19,992
Enbridge, Inc.	1,200	53,808
Pacific Rubiales Energy Corp. (I)	1,000	21,138
Petrobank Energy & Resources, Ltd.	400	17,189
Seacliff Construction Corp.	1,600	25,972
SNC-Lavalin Group, Inc.	900	39,525
The Churchill Corp. (I)	900	14,369
TransCanada Corp.	2,400	79,608

		288,819
China - 0.79%
Jiangsu Expressway, Ltd.	18,000	16,413
France - 4.09%
Bouygues SA	500	21,417
GDF Suez	304	9,440
Groupe Eurotunnel SA	3,500	27,128
Societe Des Autoroutes Paris-Rhin-Rhone (I)	300	18,200
Vinci SA	200	9,071

		85,256
Germany - 9.73%
Bilfinger Berger AG	200	11,185

Global Infrastructure Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
E.ON AG, SADR	3,413	$103,926
EnBW Energie Baden-Wuerttemberg AG	154	7,147
Fraport AG, ADR	300	13,765
RWE AG	932	66,841

		202,864
Hong Kong - 2.42%
China Merchants Holdings
International Company, Ltd.	13,000	40,571
COSCO Pacific, Ltd.	8,000	9,863

		50,434
Italy - 9.83%
Autostrada Torino-Milano SpA	400	4,947
Autostrade SpA	6,600	122,918
Enel SpA	16,788	77,133

		204,998
Japan - 0.71%
Kamigumi Company, Ltd.	1,000	7,583
Kyowa Exeo Corp.	900	7,230

		14,813
Korea - 0.52%
Samchully Company, Ltd.	120	10,782
Malaysia - 1.75%
Tanjong PLC	6,608	36,469
Netherlands - 4.05%
Imtech NV	600	15,976
Koninklijke Vopak NV	1,800	68,540

		84,516
Portugal - 0.90%
EDP - Energias de Portugal SA, SADR	608	18,848
Singapore - 1.18%
Singapore Airport Terminal Services, Ltd.	13,000	24,697
Spain - 3.53%
Abertis Infraestructuras SA	4,520	64,288
Gas Natural SDG SA	633	9,264

		73,552
Thailand - 4.37%
Bangkok Expressway PCL	56,000	30,834
Electricity Generating PCL	10,141	24,331
Ratchaburi Electricity Generating Holding PCL	32,442	35,925

		91,090
United Kingdom - 5.90%
Balfour Beatty PLC	5,500	20,239
BBA Aviation PLC	15,000	40,771
United Utilities Group PLC	7,910	61,995

		123,005
United States - 29.68%
Allegheny Energy, Inc.	1,315	26,905
American Electric Power Company, Inc.	2,181	69,705
Chevron Corp.	300	22,161
ConocoPhillips	300	15,558
Constellation Energy Group, Inc.	332	11,746
DPL, Inc.	2,019	50,556
DTE Energy Company	465	21,162
Edison International	1,135	36,729
El Paso Corp.	3,000	34,020
El Paso Pipeline Partners LP	800	22,072
Exelon Corp.	1,499	57,861
Fluor Corp.	300	14,076

The accompanying notes are an integral part of the financial statements.	64

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Global Infrastructure Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Foster Wheeler AG (I)	500	$12,005
Gran Tierra Energy, Inc. (I)	3,500	18,537
Public Service Enterprise Group, Inc.	801	24,535
Southern Union Company	1,000	21,770
Spectra Energy Corp.	4,300	86,043
The Williams Companies, Inc.	3,719	73,450

		618,891

TOTAL COMMON STOCKS (Cost $2,149,700)		$2,029,279

RIGHTS - 0.15%
Australia - 0.00%
Transurban Group (Expiration Date:
06/04/2010, Strike Price: AUD 4.60) (I)	1,863	0
Spain - 0.15%
Abertis Infraestructuras SA (Expiration Date:
06/07/2010, Strike Price: EUR 0.54) (I)	4,520	3,195

TOTAL RIGHTS (Cost $3,882)		$3,195

Total Investments (Global Infrastructure Fund)
(Cost $2,153,582) - 97.48%		$2,032,474
Other assets and liabilities, net - 2.52%		52,546

TOTAL NET ASSETS - 100.00%		$2,085,020

Global Real Estate Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.28%
Australia - 8.29%
BGP Holdings PLC (I)	4,606,148	$6
CFS Gandel Retail Trust	1,667,522	2,713,363
Charter Hall Group, Ltd.	1,019,263	541,385
Commonwealth Property Office Fund	2,313,461	1,804,193
Dexus Property Group	457,113	298,679
FKP Property Group, Ltd.	989,805	650,914
General Property Trust, Ltd.	390,853	869,954
Goodman Group	3,823,532	2,030,880
Macquarie Leisure Trust Group	159,492	146,570
Macquarie Office Trust	6,796,853	1,518,563
Mirvac Group, Ltd.	2,226,579	2,459,170
Stockland	761,056	2,496,004
Westfield Group	883,098	9,485,438

		25,015,119
Austria - 0.00%
Immofinanz AG (I)(L)	140,000	0
Brazil - 0.24%
Aliansce Shopping Centers SA (I)	121,550	727,465
Canada - 3.75%
Allied Properties Real Estate Investment Trust	65,050	1,213,596
Boardwalk Real Estate Investment Trust	72,150	2,650,802
Chartwell Seniors Housing Real Estate
Investment Trust (I)(S)	143,350	994,517
Chartwell Seniors Housing Real Estate
Investment Trust (I)	198,750	1,363,692
First Capital Realty, Inc. (I)	140,960	1,898,030
First Capital Realty, Inc. (I)(S)	45,600	615,746
InnVest Real Estate Investment Trust	432,950	2,578,116

		11,314,499

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland - 0.22%
Technopolis Oyj	170,000	$664,560
France - 3.13%
Gecina SA (L)	17,000	1,415,637
Unibail-Rodamco SE	51,500	8,037,072

		9,452,709
Germany - 0.14%
Alstria Office Real Estate Investment Trust	45,000	409,357
Guernsey, C.I. - 0.12%
Camper & Nicholsons Marina
Investments, Ltd. (I)	1,200,000	366,093
Hong Kong - 14.89%
China Overseas Land & Investment, Ltd.	2,425,452	4,797,077
China Resources Land, Ltd.	599,000	1,132,395
Hang Lung Properties, Ltd.	996,592	3,500,564
Henderson Land Development Company, Ltd.	420,000	2,500,128
Hong Kong Land Holdings, Ltd.	1,074,000	5,133,720
Hysan Development Company, Ltd.	781,000	2,026,122
Kerry Properties, Ltd.	457,303	1,905,821
Sino Land Company, Ltd.	1,080,743	1,779,401
Sun Hung Kai Properties, Ltd.	1,189,173	15,684,792
The Link	930,000	2,240,676
Wharf Holdings, Ltd.	850,000	4,241,048

		44,941,744
Italy - 0.43%
Beni Stabili SpA	897,263	640,846
Immobiliare Grande Distribuzione	444,632	649,344

		1,290,190
Japan - 10.20%
Aeon Mall Company, Ltd.	66,700	1,361,449
Daikyo, Inc. (I)	1,134,000	2,264,889
Japan Real Estate Investment Corp.	284	2,300,049
Japan Retail Fund Investment Corp.	980	1,174,387
Mitsubishi Estate Company, Ltd.	600,000	9,158,848
Mitsui Fudosan Company, Ltd.	468,000	7,128,494
NTT Urban Development Corp.	2,127	1,785,630
Sumitomo Realty &
Development Company, Ltd.	315,000	5,620,741

		30,794,487
Jersey, C.I. - 0.53%
LXB Retail Properties PLC (I)	745,000	990,303
Max Property Group PLC (I)	400,000	592,722

		1,583,025
Luxembourg - 0.32%
ProLogis European Properties (I)	195,000	974,435
Netherlands - 1.03%
Corio NV	60,000	2,873,243
Vastned Retail NV	542	26,571
Wereldhave NV	3,000	218,250

		3,118,064
Norway - 0.31%
Norwegian Property Asa (I)	625,000	943,294
Philippines - 0.19%
Megaworld Corp.	21,000,000	571,861
Singapore - 4.12%
Capitaland, Ltd.	1,047,500	2,678,320
CapitaMall Trust	2,737,000	3,557,719
City Developments, Ltd.	255,000	1,854,016
Keppel Land, Ltd.	713,000	1,772,124

The accompanying notes are an integral part of the financial statements.	65

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Suntec Real Estate Investment Trust	2,864,000	$2,577,324

		12,439,503
South Africa - 0.63%
Growthpoint Properties, Ltd.	400,000	790,607
South African Property Opportunities PLC (I)	1,400,000	1,118,617

		1,909,224
Sweden - 0.67%
Castellum Abcastellum AB	135,000	1,186,443
Kungsleden Abkungsleden AB	140,000	821,450

		2,007,893
United Kingdom - 5.15%
Big Yellow Group PLC (I)	237,500	1,074,072
British Land Company PLC (I)	65,000	425,118
Capital & Regional PLC (I)	1,100,000	507,373
Conygar Investment Company PLC (I)	300,000	472,870
Derwent Valley Holdings PLC (I)	76,000	1,475,064
Great Portland Estates PLC	432,962	1,935,388
Hansteen Holdings PLC	450,000	410,874
Helical Bar PLC	50,000	211,593
London & Stamford Property, Ltd.	225,000	400,414
Metric Property Investments PLC (I)	415,482	594,537
NR Nordic and Russia Properties, Ltd.	1,000,000	331,911
Primary Health Properties PLC	70,000	293,129
Quintain Estates & Development PLC (I)	870,000	594,029
Safestore Holdings, Ltd.	420,000	738,287
Segro PLC	750,000	3,117,237
Songbird Estates PLC (I)	265,000	619,816
Terrace Hill Group PLC	1,800,000	529,527
Unite Group PLC (I)	650,000	1,813,031

		15,544,270
United States - 43.92%
American Campus Communities, Inc.	86,850	2,324,975
Apartment Investment & Management
Company, Class A	70,850	1,461,636
AvalonBay Communities, Inc. (L)	92,578	9,078,199
Boston Properties, Inc. (L)	121,450	9,312,786
Brandywine Realty Trust	243,550	2,822,745
BRE Properties, Inc.	17,950	733,437
Camden Property Trust	64,850	2,959,754
CBL & Associates Properties, Inc.	87,800	1,254,662
Cogdell Spencer, Inc.	146,000	979,660
Developers Diversified Realty Corp.	171,200	1,958,528
Digital Realty Trust, Inc. (L)	124,950	7,110,905
DuPont Fabros Technology, Inc.	44,300	1,131,422
Equity Residential	76,350	3,445,676
Glimcher Realty Trust	129,900	904,104
HCP, Inc. (L)	104,500	3,329,370
Health Care, Inc.	74,750	3,220,230
Home Properties, Inc.	54,050	2,628,452
Host Hotels & Resorts, Inc.	485,254	6,919,722
HRPT Properties Trust	310,700	2,084,797
Kimco Realty Corp.	353,850	5,060,055
LaSalle Hotel Properties	126,200	2,839,500
Medical Properties Trust, Inc.	119,700	1,143,135
Nationwide Health Properties, Inc.	106,268	3,771,451
Post Properties, Inc.	94,650	2,373,822
ProLogis	298,450	3,396,361
PS Business Parks, Inc.	26,000	1,401,660
Public Storage	103,600	9,602,684
Ramco-Gershenson Properties Trust	110,700	1,196,667
Regency Centers Corp. (L)	129,880	4,773,090
Senior Housing Properties Trust	229,113	4,774,715

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Simon Property Group, Inc.	204,048	$17,350,195
SL Green Realty Corp. (L)	103,500	6,447,015
Strategic Hotels & Resorts, Inc. (I)	153,000	749,700
Taubman Centers, Inc. (L)	8,750	354,288
Washington Real Estate Investment Trust	124,300	3,651,934

		132,547,332

TOTAL COMMON STOCKS (Cost $247,067,025)		$296,615,124

WARRANTS - 0.00%
Hong Kong - 0.00%
Henderson Land Development Company, Ltd.
(Expiration Date: 06/01/2011: Strike Price:
HKD 58.00) (I)	84,000	0

TOTAL WARRANTS (Cost $-)		$0

SHORT-TERM INVESTMENTS - 10.68%
Repurchase Agreement - 1.05%
Repurchase Agreement with State Street Corp.
dated 05/28/2010 at 0.01% to be
repurchased at $3,162,004 on 06/01/2010,
collateralized by $3,195,000 Federal Home
Loan Mortgage Corp., 2.000% due
06/15/2012 (valued at $3,226,950,
including interest)	$3,162,000	3,162,000
Securities Lending Collateral - 9.63%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	2,903,354	29,054,156

TOTAL SHORT-TERM INVESTMENTS (Cost $32,212,021)		$32,216,156

Total Investments (Global Real Estate Fund)
(Cost $279,279,046) - 108.96%		$328,831,280
Other assets and liabilities, net - (8.96%)		(27,027,214)

TOTAL NET ASSETS - 100.00%		$301,804,066

Global Timber Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.04%
Australia - 2.45%
Gunns, Ltd.	158,818	$64,270
Brazil - 3.24%
Fibria Celulose SA, SADR (I)	5,321	84,923
Canada - 26.29%
Canfor Corp. (I)	29,623	285,516
Cascades, Inc.	9,982	65,442
Fortress Paper, Ltd. (I)	2,301	51,272
West Fraser Timber Company, Ltd.	6,915	287,053

		689,283
China - 1.75%
Shandong Chenming Paper Holdings, Ltd.	59,670	45,980
Hong Kong - 9.96%
Sino-Forest Corp. (I)	15,034	260,968
Sweden - 3.16%
Billerud Aktibolag AB	7,934	51,218
Svenska Cellulosa AB	2,715	31,687

		82,905

The accompanying notes are an integral part of the financial statements.	66

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Global Timber Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States - 44.19%
Boise, Inc. (I)	10,069	$61,824
Clearwater Paper Corp. (I)	1,230	75,313
Deltic Timber Corp.	1,738	80,365
KapStone Paper and Packaging Corp. (I)	4,599	50,819
Louisiana-Pacific Corp. (I)	4,354	37,009
MeadWestvaco Corp.	1,051	25,119
Plum Creek Timber Company, Inc.	3,250	113,815
Potlatch Corp.	4,621	160,996
Rayonier, Inc.	3,829	171,846
Rock-Tenn Company, Class A	1,586	81,616
Schweitzer-Mauduit International, Inc.	1,884	103,997
Temple-Inland, Inc.	4,127	87,204
Weyerhaeuser Company	2,551	108,622

		1,158,545

TOTAL COMMON STOCKS (Cost $1,955,406)		$2,386,874

PREFERRED STOCKS - 7.65%
Brazil - 7.65%
Klabin SA	32,080	87,895
Suzano Papel e Celulose SA	12,815	112,582

		200,477

TOTAL PREFERRED STOCKS (Cost $188,135)		$200,477

Total Investments (Global Timber Fund)
(Cost $2,143,541) - 98.69%		$2,587,351
Other assets and liabilities, net - 1.31%		34,416

TOTAL NET ASSETS - 100.00%		$2,621,767

Heritage Fund (formerly, Vista Fund)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.68%
Consumer Discretionary - 18.61%
Hotels, Restaurants & Leisure - 3.92%
Ctrip.com International, Ltd., ADR (I)	142,000	$5,593,380
Royal Caribbean Cruises, Ltd. (I)(L)	83,400	2,418,600
Starwood Hotels & Resorts
Worldwide, Inc. (L)	49,000	2,266,250

		10,278,230
Household Durables - 2.82%
Stanley Black & Decker, Inc.	38,700	2,159,073
Whirlpool Corp. (L)	50,100	5,232,444

		7,391,517
Internet & Catalog Retail - 2.12%
priceline.com, Inc. (I)(L)	29,100	5,562,756
Media - 0.70%
Imax Corp. (I)(L)	107,400	1,820,430
Multiline Retail - 2.54%
Dollar Tree, Inc. (I)	20,400	1,276,836
Kohl’s Corp. (I)	25,500	1,294,125
Nordstrom, Inc. (L)	102,900	4,085,130

		6,656,091
Specialty Retail - 6.51%
AnnTaylor Stores Corp. (I)	63,300	1,370,445
AutoZone, Inc. (I)	6,600	1,259,808
Chico’s FAS, Inc.	162,000	1,981,260

Heritage Fund (formerly, Vista Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
J. Crew Group, Inc. (I)	48,300	$2,204,412
O’Reilly Automotive, Inc. (I)(L)	95,800	4,887,716
Talbots, Inc. (I)	86,900	1,306,976
Williams-Sonoma, Inc.	135,200	4,039,776

		17,050,393

		48,759,417
Consumer Staples - 3.92%
Food & Staples Retailing - 2.71%
Costco Wholesale Corp.	43,900	2,557,175
Whole Foods Market, Inc. (I)	112,300	4,540,289

		7,097,464
Food Products - 1.21%
Mead Johnson Nutrition Company	64,400	3,176,208

		10,273,672
Energy - 4.61%
Energy Equipment & Services - 1.97%
Core Laboratories NV (L)	19,700	2,678,806
FMC Technologies, Inc. (I)	42,900	2,494,635

		5,173,441
Oil, Gas & Consumable Fuels - 2.64%
Alpha Natural Resources, Inc. (I)	37,400	1,435,038
Concho Resources, Inc. (I)	51,000	2,654,550
Pioneer Natural Resources Company (L)	44,200	2,815,540

		6,905,128

		12,078,569
Financials - 7.47%
Capital Markets - 0.75%
Affiliated Managers Group, Inc. (I)(L)	27,600	1,977,540
Commercial Banks - 1.17%
Comerica, Inc.	80,600	3,070,860
Consumer Finance - 2.48%
AmeriCredit Corp. (I)(L)	164,100	3,547,842
Discover Financial Services	219,500	2,952,275

		6,500,117
Insurance - 1.10%
Genworth Financial, Inc., Class A (I)	184,800	2,881,032
Real Estate Investment Trusts - 0.61%
AvalonBay Communities, Inc.	16,400	1,608,184
Real Estate Management & Development - 1.36%
CB Richard Ellis Group, Inc., Class A (I)	224,300	3,550,669

		19,588,402
Health Care - 14.28%
Biotechnology - 2.49%
Alexion Pharmaceuticals, Inc. (I)	51,400	2,571,542
Celgene Corp. (I)	32,300	1,704,148
United Therapeutics Corp. (I)	43,900	2,248,558

		6,524,248
Health Care Equipment & Supplies - 4.27%
C.R. Bard, Inc.	51,200	4,145,664
ev3, Inc. (I)	81,300	1,538,196
Intuitive Surgical, Inc. (I)(L)	7,100	2,291,667
Varian Medical Systems, Inc. (I)(L)	64,200	3,215,778

		11,191,305
Health Care Providers & Services - 3.08%
Express Scripts, Inc. (I)	45,600	4,587,360

The accompanying notes are an integral part of the financial statements.	67

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Heritage Fund (formerly, Vista Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Medco Health Solutions, Inc. (I)	60,300	$3,476,295

		8,063,655
Health Care Technology - 1.27%
SXC Health Solutions Corp. (I)	45,200	3,324,912
Life Sciences Tools & Services - 1.85%
Illumina, Inc. (I)(L)	31,700	1,332,668
Life Technologies Corp. (I)	70,100	3,509,206

		4,841,874
Pharmaceuticals - 1.32%
Shire PLC, ADR (L)	56,700	3,470,607

		37,416,601
Industrials - 16.56%
Aerospace & Defense - 4.47%
BE Aerospace, Inc. (I)	108,700	2,947,944
Goodrich Corp.	81,400	5,649,160
Precision Castparts Corp.	26,700	3,115,890

		11,712,994
Air Freight & Logistics - 1.00%
Expeditors International of Washington, Inc.	68,300	2,608,377
Building Products - 0.65%
Lennox International, Inc.	38,100	1,704,975
Electrical Equipment - 2.89%
American Superconductor Corp. (I)(L)	47,100	1,444,086
Cooper Industries PLC	73,100	3,433,507
Rockwell Automation, Inc.	50,600	2,703,558

		7,581,151
Machinery - 1.58%
Cummins, Inc.	44,500	3,025,110
Flowserve Corp.	11,600	1,103,160

		4,128,270
Road & Rail - 2.47%
J.B. Hunt Transport Services, Inc.	76,600	2,644,998
Kansas City Southern (I)(L)	100,400	3,832,268

		6,477,266
Trading Companies & Distributors - 3.50%
Fastenal Company (L)	135,000	6,809,400
MSC Industrial Direct Company, Inc., Class A	45,900	2,374,866

		9,184,266

		43,397,299
Information Technology - 24.61%
Communications Equipment - 3.08%
F5 Networks, Inc. (I)(L)	92,200	6,484,426
JDS Uniphase Corp. (I)(L)	137,000	1,575,500

		8,059,926
Computers & Peripherals - 4.40%
Apple, Inc. (I)	22,300	5,734,668
Lexmark International, Inc., Class A (I)(L)	93,300	3,503,415
Seagate Technology (I)	149,800	2,300,928

		11,539,011
Electronic Equipment, Instruments & Components - 4.45%
Agilent Technologies, Inc. (I)	179,300	5,802,148
Amphenol Corp., Class A	61,100	2,590,640
Dolby Laboratories, Inc., Class A (I)(L)	49,700	3,280,697

		11,673,485

Heritage Fund (formerly, Vista Fund) (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services - 2.91%
Baidu, Inc., SADR (I)	38,800	$2,840,548
Equinix, Inc. (I)(L)	27,800	2,557,878
WebMD Health Corp. (I)(L)	48,900	2,226,417

		7,624,843
IT Services - 2.18%
Cognizant Technology Solutions
Corp., Class A (I)	89,400	4,473,576
MasterCard, Inc., Class A	6,100	1,230,797

		5,704,373
Semiconductors & Semiconductor Equipment - 3.88%
Analog Devices, Inc.	49,900	1,455,583
Atheros Communications, Inc. (I)(L)	80,600	2,740,400
Cypress Semiconductor Corp. (I)	274,500	3,126,555
Veeco Instruments, Inc. (I)(L)	74,300	2,836,031

		10,158,569
Software - 3.71%
Citrix Systems, Inc. (I)	68,900	3,004,729
Autodesk, Inc. (I)	67,100	1,963,346
Rovi Corp. (I)	50,700	1,893,138
Salesforce.com, Inc. (I)(L)	33,100	2,864,143

		9,725,356

		64,485,563
Materials - 4.64%
Chemicals - 2.86%
Albemarle Corp.	63,200	2,721,392
Ecolab, Inc.	56,300	2,659,049
International Flavors & Fragrances, Inc.	31,100	1,383,950
Valspar Corp.	22,800	715,236

		7,479,627
Metals & Mining - 1.78%
Cliffs Natural Resources, Inc.	35,900	2,005,374
United States Steel Corp. (L)	56,400	2,662,644

		4,668,018

		12,147,645
Telecommunication Services - 3.58%
Wireless Telecommunication Services - 3.58%
Millicom International Cellular SA (L)	14,600	1,166,978
NII Holdings, Inc. (I)	74,600	2,720,661
SBA Communications Corp., Class A (I)(L)	166,088	5,485,887

		9,373,526

		9,373,526
Utilities - 0.40%
Gas Utilities - 0.40%
National Fuel Gas Company	21,400	1,040,040

TOTAL COMMON STOCKS (Cost $249,113,179)		$258,560,734

SHORT-TERM INVESTMENTS - 29.22%
Short-Term Securities* - 1.02%
State Street Institutional US Government
Money Market Fund, 0.03489%	$2,672,077	2,672,077

The accompanying notes are an integral part of the financial statements.	68

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Heritage Fund (formerly, Vista Fund) (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities* (continued)
Securities Lending Collateral - 28.20%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	$7,383,578	$73,888,208

TOTAL SHORT-TERM INVESTMENTS (Cost $76,555,008)		$76,560,285

Total Investments (Heritage Fund (formerly, Vista Fund))
(Cost $325,668,187) - 127.90%		$335,121,019
Other assets and liabilities, net - (27.90%)		(73,108,681)

TOTAL NET ASSETS - 100.00%		$262,012,338

High Income Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 41.72%
Advertising - 0.95%
Vertis, Inc., PIK
13.500%, 04/01/2014	$1,029,901	$442,857
Vertis, Inc., Series A, PIK
18.500%, 10/01/2012	4,885,281	4,433,393

		4,876,250
Agriculture - 0.23%
North Atlantic Trading Company
10.000%, 03/01/2012 (S)	1,376,750	1,187,447
Airlines - 2.98%
Alaska Airlines, Inc.
7.379%, 05/23/2016	5,935,372	5,223,127
Alaska Airlines, Inc., Series D
9.500%, 04/12/2012	54,629	52,170
American Airlines, Inc.
10.320%, 07/30/2014 (S)	875,823	785,176
AMR Corp., MTN, Series B
10.400%, 03/10/2011	4,500,000	4,410,000
GOL Finance
8.750%, (Q)(S)	3,470,000	3,123,000
Northwest Airlines, Inc., Escrow Certificates
zero coupon 01/16/2017 (I)	4,470,000	0
6.625%, 02/15/2023 (I)	15,690,000	19,612
7.625%, 11/15/2023 (I)	8,745,000	10,931
8.700%, 03/15/2049 (I)	2,055,000	2,569
8.875%, 06/01/2049 (I)	6,360,000	7,950
9.875%, 03/15/2037 (I)	7,045,000	8,806
10.000%, 02/01/2049 (I)	3,115,000	3,894
United Air Lines, Inc.
12.750%, 07/15/2012	1,500,000	1,593,750

		15,240,985
Auto Parts & Equipment - 5.59%
Allison Transmission, Inc.
11.000%, 11/01/2015 (S)	4,840,000	5,057,800
Allison Transmission, Inc., PIK
11.250%, 11/01/2015 (S)	13,025,500	13,676,775
Exide Technologies, Series B
10.500%, 03/15/2013	9,000,000	8,932,500
Lear Corp.
8.125%, 03/15/2020	940,000	918,850

		28,585,925
Building Materials - 0.04%
USG Corp.
9.750%, 08/01/2014 (S)	195,000	204,263

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Chemicals - 1.43%
American Pacific Corp.
9.000%, 02/01/2015	$7,485,000	$7,325,944
Commercial Services - 0.35%
MSX International, Inc.
12.500%, 04/01/2012 (S)	1,185,000	995,400
Muzak Holdings LLC, PIK
10.000%, 01/01/2011	838,409	335,364
Quebecor World, Inc., Escrow Certificates
4.875%, 11/15/2049 (I)(S)	365,000	21,900
6.125%, 11/15/2013 (I)	3,255,000	195,300
6.500%, 08/01/2049 (I)	560,000	33,600
9.750%, 01/15/2049 (I)(S)	3,155,000	189,300

		1,770,864
Diversified Financial Services - 0.26%
Nationstar Mortgage/Nationstar Capital Corp.
10.875%, 04/01/2015 (S)	1,570,000	1,342,350
Electric - 0.65%
Energy Future Holdings Corp.
10.875%, 11/01/2017	1,000,000	735,000
Texas Competitive Electric Holdings Company
LLC, PIK
10.500%, 11/01/2016	3,940,250	2,561,162

		3,296,162
Entertainment - 1.49%
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)	20,530,000	230,962
Fontainebleau Las Vegas Holdings LLC, PIK
12.500%, 06/01/2022 (H)	3,813,380	0
Greektown Holdings LLC
10.750%, 12/01/2013 (H)(S)	10,432,000	665,040
Marquee Holdings, Inc.
12.000%, 08/15/2014	820,000	668,300
Mashantucket Western Pequot Tribe, Series A
8.500%, 11/15/2015 (H)(S)	15,742,000	3,463,240
Mohegan Tribal Gaming Authority
6.125%, 02/15/2013	780,000	659,100
7.125%, 08/15/2014	2,605,000	1,927,700

		7,614,342
Food - 0.14%
FAGE Dairy Industry SA
9.875%, 02/01/2020 (S)	740,000	708,122
Forest Products & Paper - 2.04%
Abitibi-Consolidated of Canada, Inc.
6.000%, 06/20/2013 (H)	1,620,000	291,600
7.750%, 06/15/2011 (H)	2,051,000	369,180
8.375%, 04/01/2015 (H)	2,850,000	513,000
15.500%, 07/15/2010 (H)(S)	360,000	198,000
Abitibi-Consolidated, Inc.
7.400%, 04/01/2018 (H)	500,000	90,000
7.500%, 04/01/2028 (H)	347,000	62,460
NewPage Corp.
10.000%, 05/01/2012	6,680,000	3,882,750
11.375%, 12/31/2014	1,120,000	1,047,200
PE Paper Escrow GmbH
12.000%, 08/01/2014 (S)	755,000	826,725
Pope & Talbot, Inc.
8.375%, 06/01/2013 (H)	2,200,000	220
Sappi Papier Holding AG
7.500%, 06/15/2032 (S)	3,435,000	2,748,000

The accompanying notes are an integral part of the financial statements.	69

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Forest Products & Paper (continued)
Verso Paper Holdings LLC
11.500%, 07/01/2014 (S)	$385,000	$410,988

		10,440,123
Insurance - 0.19%
MBIA Insurance Corp. (14.00% to 1/15/2013,
then 3 month LIBOR + 11.26%)
01/15/2033 (S)	1,960,000	940,800
Internet - 0.09%
NetFlix, Inc.
8.500%, 11/15/2017	455,000	469,787
Leisure Time - 0.28%
Travelport LLC
9.875%, 09/01/2014	1,450,000	1,446,375
Lodging - 7.71%
Little Traverse Bay Bands of Odawa Indians
10.250%, 02/15/2014 (H)(S)	7,335,000	2,429,719
Majestic Star Casino LLC
9.500%, 10/15/2010 (H)	25,769,000	16,653,216
9.750%, 01/15/2011 (H)	4,515,000	570,019
MGM Resorts International
11.125%, 11/15/2017 (S)	1,035,000	1,120,388
MTR Gaming Group, Inc.
12.625%, 07/15/2014	4,810,000	4,810,000
MTR Gaming Group, Inc., Series B
9.000%, 06/01/2012	17,664,000	13,777,920
Trump Entertainment Resorts, Inc.
8.500%, 06/01/2015 (H)	13,440,000	50,400

		39,411,662
Media - 9.24%
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016	8,885,082	10,095,674
Charter Communications, Inc.
10.875%, 09/15/2014 (S)	2,680,000	2,927,900
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016	9,973,456	7,006,353
SuperMedia, Inc., Escrow Certificates
8.000%, 11/15/2016 (I)	18,405,000	230,062
XM Satellite Radio, Inc.
11.250%, 06/15/2013 (S)	3,000,000	3,210,000
13.000%, 08/01/2013 (S)	21,680,000	23,739,600
Young Broadcasting, Inc.
10.000%, 03/01/2011 (H)	4,745,000	9,490

		47,219,079
Mining - 2.93%
CII Carbon LLC
11.125%, 11/15/2015 (S)	15,290,000	14,984,200
Oil & Gas - 0.17%
Dominion Petroleum Acquisitions
8.500%, 10/01/2011	925,475	838,391
Packaging & Containers - 1.12%
Jefferson Smurfit Corp.
8.250%, 10/01/2012 (H)	740,000	627,150
Smurfit-Stone Container Enterprises, Inc.
8.000%, 03/15/2017 (H)	6,000,000	5,115,000

		5,742,150
Real Estate - 0.95%
Realogy Corp.
10.500%, 04/15/2014	1,200,000	1,020,000

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Realogy Corp., PIK
11.000%, 04/15/2014	$4,584,281	$3,850,796

		4,870,796
Retail - 0.09%
Steinway Musical Instruments, Inc.
7.000%, 03/01/2014 (S)	495,000	477,675
Telecommunications - 2.80%
Canadian Satellite Radio Holdings, Inc.
8.000%, 09/10/2014 to 02/14/2016	2,234,184	1,371,807
12.750%, 02/15/2014	4,980,000	4,257,900
18.000%, 09/14/2014	535,800	492,943
Digicel Group, Ltd.
8.250%, 09/01/2017 (S)	580,000	568,400
8.875%, 01/15/2015 (S)	695,000	672,412
Intelsat Luxembourg SA
11.250%, 02/04/2017	2,470,000	2,432,950
Mobile Satellite Ventures LP
14.000%, 04/01/2013 (S)	1,190,000	1,255,450
Muzak Holdings LLC, PIK
15.000%, 07/31/2014	1,871,590	1,665,715
TerreStar Networks, Inc., PIK
15.000%, 02/15/2014 (S)	1,671,652	1,604,786

		14,322,363

TOTAL CORPORATE BONDS (Cost $258,767,743)		$213,316,055

CONVERTIBLE BONDS - 17.27%
Airlines - 11.35%
AMR Corp.
6.250%, 10/15/2014	1,000,000	1,046,250
Continental Airlines, Inc.
5.000%, 06/15/2023	8,280,000	9,170,100
UAL Corp.
4.500%, 06/30/2021	25,301,000	24,858,232
6.000%, 10/15/2029	4,125,000	9,992,812
US Airways Group, Inc.
7.000%, 09/30/2020	5,920,000	5,957,000
7.250%, 05/15/2014	3,350,000	7,030,813

		58,055,207
Auto Manufacturers - 1.74%
Ford Motor Company
4.250%, 11/15/2016	6,335,000	8,900,675
Capital Markets - 0.46%
Janus Capital Group, Inc.
3.250%, 07/15/2014	2,160,000	2,335,500
Insurance - 0.11%
The PMI Group, Inc.
4.500%, 04/15/2020	625,000	541,406
Media - 3.38%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	17,265,000	17,309,889
Retail - 0.23%
Saks, Inc.
2.000%, 03/15/2024	1,255,000	1,167,150

TOTAL CONVERTIBLE BONDS (Cost $65,891,209)		$88,309,827

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.24%
GS Mortgage Securities Corp., Series 2006-3,
Class OS, Net Interest Margin Notes
Zero Coupon 10/26/2037 (I)	5,000	500

The accompanying notes are an integral part of the financial statements.	70

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Harborview Mortgage Loan Trust
Series 2006-BU1, Class R, Net Interest
Margin Notes,
zero coupon 02/19/2046 (I)	$161,449,387	$2
Series 2007-6, Class ES IO,
0.343%, 08/19/2037 (S)	39,711,820	262,495
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	49,297,127	261,275
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	55,137,129	314,282
Lehman XS
Series 2007-GPM8, Class A3, Net Interest
Margin Notes,
9.000%, 01/28/2047 (I)(S)	317,665	0
Series 2007-GPM8, Class A4, Net Interest
Margin Notes,
9.000%, 01/28/2047 (I)(S)	470,000	5
RALI Asset Holdings Corp., Series 2006,
Class Q04, Net Interest Margin Notes
Zero Coupon 11/21/2037 (I)	170	0
Washington Mutual, Inc.,
Series 2005-AR19, Class B1
1.043%, 12/25/2045 (P)	2,944,977	367,996

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $9,867,546)		$1,206,555

ASSET BACKED SECURITIES - 1.27%
DB Master Finance LLC, Series 2006-1,
Class -M1
8.285%, 06/20/2031 (S)	2,370,000	2,192,914
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class M1
7.629%, 04/25/2037 (S)	4,990,000	4,303,924

TOTAL ASSET BACKED SECURITIES (Cost $6,786,329)		$6,496,838

COMMON STOCKS - 14.27%
Automobiles & Components - 1.26%
Federal Mogul Corp. (I)	31,002	535,095
Lear Corp. (I)	87,301	5,907,659

		6,442,754
Banks - 0.30%
First Michigan Bank (I)	279,167	1,532,801
Commercial & Professional Services - 0.12%
World Color Press, Inc. (I)	51,621	593,641
Common Stocks - 0.01%
Tembec, Inc. (I)	25,800	46,779
Consumer Services - 0.00%
Fontainebleau Resorts LLC, Class A (I)	65,203	0
Energy - 0.25%
Dominion Petroleum, Ltd., GDR (I)	15,339,792	1,309,236
Media - 6.00%
Canadian Satellite Radio Holdings, Inc. (I)	315,912	1,070,224
Canadian Satellite Radio Holdings,
Inc., Class A (I)	577,161	1,955,264
Charter Communications, Inc., Class A (I)	368,879	13,279,644
Comcast Corp., Special Class A	172,469	2,969,916
Dex One Corp. (I)	63,334	1,297,080
Sirius XM Radio, Inc. (I)	6,726,931	6,928,739
SuperMedia, Inc. (I)	42,791	1,289,293
The Star Tribune Company	11,462	229,240
Time Warner Cable, Inc.	29,999	1,641,845

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Vertis Holdings, Inc. (I)	48,700	$0

		30,661,245
Telecommunication Services - 0.00%
Muzak Holdings LLC (I)	28,560	0
Transportation - 6.33%
Delta Air Lines, Inc. (I)	2,163,221	29,376,541
UAL Corp. (I)	47,000	940,470
US Airways Group, Inc. (I)	234,532	2,070,918

		32,387,929

TOTAL COMMON STOCKS (Cost $101,766,110)		$72,974,385

PREFERRED STOCKS - 6.95%
Airlines - 3.01%
Continental Airlines Finance Trust II, 6.000%	515,074	15,387,836
Auto Parts & Equipment - 0.56%
Lear Corp., Series A (N)	42,986	2,880,062
Diversified Financial Services - 0.76%
Bank of America Corp., Series L, 7.250%	1,406	1,300,564
Wells Fargo & Company, Series L, 7.500%	2,747	2,582,180

		3,882,744
Insurance - 0.26%
Hartford Financial Services Group,
Inc. 7.250%	54,785	1,304,431
Packaging & Containers - 0.00%
Pliant Corp., PIK, 13.000% (I)	685	103
Real Estate - 2.36%
iStar Financial, Inc., Series E, 7.875%	310,545	4,642,648
iStar Financial, Inc., Series F, 7.800%	198,032	2,918,992
iStar Financial, Inc., Series G, 7.650%	79,317	1,161,201
iStar Financial, Inc., Series I, 7.500%	232,232	3,353,430

		12,076,271

TOTAL PREFERRED STOCKS (Cost $26,010,833)		$35,531,447

TERM LOANS (M) - 13.59%
Advertising - 0.67%
RH Donnelley, Inc.
9.250%, 10/24/2014	3,629,745	3,407,423
Airlines - 2.09%
US Airways Group, Inc.
2.813%, 03/21/2014	13,819,636	10,697,269
Commercial Services - 0.69%
Muzak Holdings LLC
12.750%, 02/01/2014	3,376,953	3,528,916
Entertainment - 4.85%
East Valley Tourist Development Authority
12.000%, 08/06/2012	785,550	675,573
Fontainebleau Las Vegas Resorts LLC
06/06/2014 (H)(T)	1,618,638	378,357
06/06/2014 (H)(T)	757,938	177,168
Greektown Holdings LLC
09/30/2010 (U)	391,802	395,720
14.500%, 09/30/2010	3,753,610	3,791,146
Greektown Holdings LLC, PIK
6.750%, 12/02/2010	858,941	929,804
6.750%, 12/02/2010	5,173,434	5,600,242
7.000%, 12/03/2012	9,569,845	10,359,357
7.000%, 12/03/2012	2,306,239	2,496,504

		24,803,871

The accompanying notes are an integral part of the financial statements.	71

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Forest Products & Paper - 0.10%
AbitibiBowater, Inc.
11.000%, 03/30/2011	$338,226	$323,570
Tembec, Inc.
7.273%, 02/28/2012	180,000	161,100

		484,670
Lodging - 1.48%
Harrah’s Operating Company, Inc.
3.316%, 01/28/2015	9,090,000	7,583,660
Media - 3.57%
Citadel Broadcasting Corp.
2.110%, 06/12/2014	5,275,000	5,116,750
9.500%, 06/12/2014	5,275,000	5,116,750
Clear Channel Communications, Inc.
4.004%, 01/28/2016	3,036,164	2,335,948
SuperMedia, Inc.
11.000%, 12/31/2015	5,975,116	5,051,106
The Star Tribune Company
8.000%, 09/28/2014	727,427	654,685

		18,275,239
Real Estate - 0.14%
Realogy Corp.
13.500%, 10/15/2017	675,000	708,750

TOTAL TERM LOANS (M) (Cost $64,442,998)		$69,489,798

WARRANTS - 0.09%
Commercial & Professional Services - 0.03%
World Color Press, Inc. (Expiration Date:
07/20/2014; Strike Price: $13.00) (I)	29,255	146,275
World Color Press, Inc. (Expiration Date:
07/20/2014; Strike Price: $16.30) (I)	29,255	43,882

		190,157
Common Stocks - 0.01%
New Gold, Inc. (Expiration Date: 06/28/2017;
Strike Price: CAD 15.00) (I)	44,388	49,136
Media - 0.05%
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014, Strike
Price: $46.86) (I)	43,795	249,631
Star Tribune Company (Expiration Date:
09/28/2013; Strike Price $151.23) (I)	4,835	0

		249,631

TOTAL WARRANTS (Cost $870,611)		$488,924

SHORT-TERM INVESTMENTS - 5.09%
Repurchase Agreement - 0.02%
Repurchase Agreement with State Street Corp.
dated 05/28/2010 at 0.01% to be
repurchased at $116,000 on 06/01/2010,
collateralized by $120,000 Federal National
Mortgage Association, 1.375% due
04/28/2011 (valued at $121,050,
including interest).	$116,000	116,000

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities* - 5.07%
Federal Home Loan Bank Discount Note,
0.060%, 06/01/2010		$25,900,000	$25,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost $26,016,000)			$26,016,000

Total Investments (High Income Fund)
(Cost $560,419,379) - 100.49%			$513,829,829
Other assets and liabilities, net - (0.49%)			(2,491,293)

TOTAL NET ASSETS - 100.00%			$511,338,536

High Yield Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 3.29%
Argentina - 0.50%
Republic of Argentina
zero coupon 12/15/2035 (P),(H)		$2,573,355	78,267
7.000%, 03/18/2004 (J)	ARS	6,100,625,000	1,473,437
7.500%, 09/12/2013 (H)		$751,000	619,575
7.625%, 08/11/2007 (J)	ARS	505,000,000	120,230
8.000%, 02/26/2008 to 10/30/2009 (J)		175,304,137	166,357
8.125%, 10/04/2004 to 04/21/2008 (J)	EUR	1,000,000	400,982
8.500%, 02/23/2005 (J)		2,400,000	482,712
9.000%, 06/20/2003 to 05/26/2009 (J)		700,000	283,354
9.250%, 10/21/2002 (J)		225,000	88,095
9.500%, 03/04/2004 (J)		456,000	221,422
9.750%, 11/26/2003 (J)		425,000	181,944
10.000%, 02/22/2007 (J)		775,000	322,492
11.750%, 05/20/2011 to 11/13/2026 (H) DEM		4,225,000	786,874

			5,225,741
Brazil - 0.91%
Federative Republic of Brazil
10.000%, 01/01/2012 to 01/01/2017	BRL	17,187,000	9,443,976

			9,443,976
Indonesia - 0.50%
Republic of Indonesia
9.750%, 05/15/2037	IDR	11,122,000,000	1,149,250
10.250%, 07/15/2022 to 07/15/2027		24,033,000,000	2,746,413
11.000%, 09/15/2025		11,174,000,000	1,334,299

			5,229,962
Turkey - 0.88%
Republic of Turkey
6.750%, 05/30/2040		$2,160,000	2,143,800
6.875%, 03/17/2036		6,196,000	6,304,430
7.000%, 09/26/2016 to 06/05/2020		681,000	755,787

			9,204,017
Venezuela - 0.50%
Republic of Venezuela
zero coupon 04/15/2020		305,000	80,063
5.750%, 02/26/2016		4,667,000	2,846,870
7.650%, 04/21/2025		949,000	521,950
8.500%, 10/08/2014		339,000	254,250
9.375%, 01/13/2034		1,588,000	960,740
10.750%, 09/19/2013		652,000	562,350

			5,226,223

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $36,821,176)			$34,329,919

The accompanying notes are an integral part of the financial statements.	72

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 83.64%
Aerospace & Defense - 1.73%
DAE Aviation Holdings, Inc.
11.250%, 08/01/2015 (S)	$10,600,000	$10,626,500
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017 (S)	2,220,000	2,197,800
Triumph Group, Inc.
8.000%, 11/15/2017	810,000	777,600
Wyle Services Corp.
10.500%, 04/01/2018 (S)	4,480,000	4,390,400

		17,992,300
Airlines - 1.36%
Continental Airlines, Inc.
7.339%, 04/19/2014	6,859,315	6,584,943
Delta Air Lines, Inc.
7.711%, 09/18/2011	3,490,000	3,455,100
8.021%, 08/10/2022	490,913	463,913
9.500%, 09/15/2014 (S)	1,435,000	1,470,875
9.750%, 12/17/2016	1,340,000	1,450,550
United Air Lines, Inc.
9.875%, 08/01/2013 (S)	700,000	715,750

		14,141,131
Apparel - 0.56%
Oxford Industries, Inc.
11.375%, 07/15/2015	5,375,000	5,858,750
Auto Manufacturers - 0.60%
Motors Liquidation Company
7.200%, 01/15/2011 (H)	9,575,000	2,968,250
8.375%, 07/15/2033 (H)	10,025,000	3,258,125

		6,226,375
Auto Parts & Equipment - 0.20%
Cooper-Standard Automotive, Inc.
8.500%, 05/01/2018	2,070,000	2,038,950
Banks - 1.43%
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022 (S)	1,864,000	1,696,240
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022	1,573,000	1,401,936
NB Capital Trust II
7.830%, 12/15/2026	2,430,000	2,320,650
RSHB Capital SA for OJSC Russian
Agricultural Bank
6.299%, 05/15/2017 (S)	1,704,000	1,659,500
7.125%, 01/14/2014 (S)	3,480,000	3,638,134
7.175%, 05/16/2013 (S)	1,291,000	1,352,599
9.000%, 06/11/2014 (S)	1,170,000	1,292,850
Santander Finance Preferred SA
Unipersonal (10.500% until 09/29/2014,
then 3 month LIBOR + 7.673%)
(Q)	1,500,000	1,522,500

		14,884,409
Biotechnology - 0.31%
FMC Finance III SA
6.875%, 07/15/2017	3,130,000	3,208,250
Building Materials - 0.71%
Nortek, Inc.
11.000%, 12/01/2013	2,616,266	2,720,917
Odebrecht Finance, Ltd.
7.500%, 10/18/2017 (S)	3,950,000	4,048,750

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Building Materials (continued)
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)	$600,000	$585,000

		7,354,667
Capital Markets - 0.06%
Lehman Brothers Holdings, Inc.
5.250%, 02/06/2012 (H)	3,125,000	648,438
Chemicals - 2.72%
Ashland, Inc.
9.125%, 06/01/2017	5,730,000	6,274,350
CF Industries, Inc.
6.875%, 05/01/2018	420,000	420,525
7.125%, 05/01/2020	1,800,000	1,815,750
Georgia Gulf Corp.
9.000%, 01/15/2017 (S)	2,535,000	2,573,025
Hexion Finance Escrow LLC
8.875%, 02/01/2018 (S)	1,320,000	1,221,000
Ineos Finance PLC
9.000%, 05/15/2015 (S)	2,480,000	2,467,600
Kerling PLC
10.625%, 01/28/2017 (S)	2,021,000	2,471,993
LBI Escrow Corp.
8.000%, 11/01/2017 (S)	3,595,000	3,657,913
Lyondell Chemical Company
11.000%, 05/01/2018	2,744,433	2,909,099
Solutia, Inc.
7.875%, 03/15/2020	2,420,000	2,407,900
8.750%, 11/01/2017	2,120,000	2,173,000

		28,392,155
Coal - 2.20%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)	920,000	933,800
Arch Coal, Inc.
8.750%, 08/01/2016 (S)	2,105,000	2,147,100
Consol Energy, Inc.
8.250%, 04/01/2020 (S)	3,840,000	3,921,600
International Coal Group, Inc.
9.125%, 04/01/2018	5,000,000	5,000,000
Murray Energy Corp.
10.250%, 10/15/2015 (S)	4,390,000	4,368,050
Peabody Energy Corp.
7.375%, 11/01/2016	1,700,000	1,763,750
7.875%, 11/01/2026	2,610,000	2,714,400
Penn Virginia Resource Partners LP
8.250%, 04/15/2018	2,000,000	1,960,000
The Griffin Coal Mining
Company Pty, Ltd.
9.500%, 12/01/2016 (H)(S)	150,000	87,000

		22,895,700
Commercial Services - 3.61%
Altegrity, Inc.
11.750%, 05/01/2016 (S)	5,180,000	4,817,400
Ashtead Capital, Inc.
9.000%, 08/15/2016 (S)	2,620,000	2,606,900
Ceridian Corp., PIK
12.250%, 11/15/2015	2,758,350	2,634,224
Garda World Security Corp.
9.750%, 03/15/2017 (S)	1,500,000	1,541,250
H&E Equipment Services, Inc.
8.375%, 07/15/2016	2,365,000	2,285,181
Live Nation Entertainment, Inc.
8.125%, 05/15/2018 (S)	840,000	831,600

The accompanying notes are an integral part of the financial statements.	73

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Commercial Services (continued)
NES Rentals Holdings, Inc.
12.250%, 04/15/2015 (S)	$2,870,000	$2,751,612
PharmaNet Development Group, Inc.
10.875%, 04/15/2017 (S)	1,130,000	1,107,400
RSC Equipment Rental, Inc.
10.000%, 07/15/2017 (S)	1,805,000	1,942,631
Service Corp. International
7.500%, 04/01/2027	830,000	761,525
Sotheby’s
7.750%, 06/15/2015	2,110,000	2,125,825
Stonemor Operating LLC
10.250%, 12/01/2017 (S)	5,540,000	5,650,800
The Geo Group, Inc.
7.750%, 10/15/2017 (S)	3,355,000	3,342,419
Trico Shipping AS
11.875%, 11/01/2014 (S)	5,640,000	5,259,300

		37,658,067
Diversified Financial Services - 10.30%
AAC Group Holding Corp.
10.250%, 10/01/2012 (S)	240,000	235,800
Ally Financial, Inc.
zero coupon 12/01/2012 to 06/15/2015	12,080,000	8,255,800
7.500%, 12/31/2013	640,000	624,000
8.000%, 03/15/2020 (S)	3,500,000	3,395,000
8.300%, 02/12/2015 (S)	820,000	823,075
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	3,250,000	3,185,000
Bank of America Corp., (8.125% to
05/15/2018, then 3 month LIBOR
+ 3.640%)
(Q)	1,000,000	961,340
CCM Merger, Inc.
8.000%, 08/01/2013 (S)	4,315,000	3,991,375
CIT Group, Inc.
7.000%, 05/01/2014 to 05/01/2017	16,639,251	15,195,026
Credit Agricole SA (8.375% to
10/13/2019, then 3 month LIBOR
+ 6.982%)
(Q)(S)	2,240,000	2,116,800
Ford Motor Credit Company LLC
12.000%, 05/15/2015	19,770,000	23,031,655
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	4,115,000	4,485,350
International Lease Finance Corp.
5.625%, 09/20/2013	3,720,000	3,264,300
5.875%, 05/01/2013	1,110,000	982,350
6.375%, 03/25/2013	5,180,000	4,713,800
8.750%, 03/15/2017 (S)	2,370,000	2,168,550
Lukoil International Finance BV
6.356%, 06/07/2017	3,110,000	3,078,900
MBNA Capital A, Series A
8.278%, 12/01/2026	360,000	351,000
Midwest Gaming Borrower LLC/Midwest
Finance Corp.
11.625%, 04/15/2016 (S)	1,470,000	1,433,250
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (S)	1,745,000	1,570,500
7.000%, 05/01/2017 (S)	2,950,000	2,478,000
SLM Corp.
8.000%, 03/25/2020	8,230,000	7,320,569
SLM Corp., MTN
8.450%, 06/15/2018	3,110,000	2,828,315
Smurfit Kappa Funding PLC
7.750%, 04/01/2015	1,275,000	1,241,531

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
SSI Investments II
11.125%, 06/01/2018 (S)	$4,520,000	$4,471,379
TNK-BP Finance SA
6.625%, 03/20/2017 (S)	1,966,000	1,887,360
7.500%, 07/18/2016 (S)	1,575,000	1,620,637
7.875%, 03/13/2018 (S)	1,460,000	1,474,600
VeraSun Energy Corp.,
Escrow Certificates
9.375%, 06/01/2049 (I)(S)	1,945,000	126,425

		107,311,687
Electric - 4.12%
AES Corp.
8.000%, 06/01/2020	750,000	727,500
Colbun SA
6.000%, 01/21/2020 (S)	1,060,000	1,052,803
Edison Mission Energy
7.625%, 05/15/2027	5,700,000	3,591,000
7.750%, 06/15/2016	1,455,000	1,054,875
EEB International, Ltd.
8.750%, 10/31/2014 (S)	2,350,000	2,485,125
Energy Future Holdings Corp.
10.875%, 11/01/2017	2,980,000	2,190,300
Energy Future Holdings Corp., PIK
11.250%, 11/01/2017	28,190,403	18,112,334
Mirant Americas Generation LLC
8.500%, 10/01/2021	720,000	658,800
9.125%, 05/01/2031	4,471,000	4,046,255
Mirant Mid Atlantic LLC
10.060%, 12/30/2028	3,137,228	3,411,735
NRG Energy, Inc.
7.250%, 02/01/2014	1,745,000	1,723,187
7.375%, 01/15/2017	1,810,000	1,719,500
Texas Competitive Electric Holdings
Company LLC
10.250%, 11/01/2015	730,000	489,100
Texas Competitive Electric Holdings
Company LLC, Series B
10.250%, 11/01/2015	2,545,000	1,705,150

		42,967,664
Electronics - 1.06%
Jabil Circuit, Inc.
8.250%, 03/15/2018	1,930,000	2,012,025
Kemet Corpkemet Corp.
10.500%, 05/01/2018 (S)	3,510,000	3,312,563
NXP BV / NXP Funding LLC
7.875%, 10/15/2014	6,155,000	5,677,987

		11,002,575
Entertainment - 1.83%
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (S)	837,000	573,345
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
12.000%, 10/15/2015 (S)	3,705,000	3,297,450
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)	3,000,000	33,750
Indianapolis Downs Capital LLC
11.000%, 11/01/2012 (S)	2,530,000	1,808,950
Mohegan Tribal Gaming Authority
6.125%, 02/15/2013	1,230,000	1,039,350
7.125%, 08/15/2014	2,900,000	2,146,000
8.000%, 04/01/2012	423,000	370,125
11.500%, 11/01/2017 (S)	3,005,000	3,087,637

The accompanying notes are an integral part of the financial statements.	74

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Entertainment (continued)
Penn National Gaming, Inc.
8.750%, 08/15/2019 (S)	$870,000	$883,050
Pinnacle Entertainment, Inc.
7.500%, 06/15/2015	140,000	130,200
8.625%, 08/01/2017 (S)	2,825,000	2,853,250
8.750%, 05/15/2020	500,000	462,500
Snoqualmie Entertainment Authority
4.136%, 02/01/2014 (P)(S)	2,315,000	1,852,000
9.125%, 02/01/2015 (S)	570,000	478,800

		19,016,407
Food - 0.78%
Bumble Bee Foods LLC
7.750%, 12/15/2015 (S)	1,450,000	1,442,750
Del Monte Corp.
7.500%, 10/15/2019 (S)	1,475,000	1,500,813
Smithfield Foods, Inc.
10.000%, 07/15/2014 (S)	1,290,000	1,381,106
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)	3,760,000	3,797,600

		8,122,269
Forest Products & Paper - 2.94%
Abitibi-Consolidated Company of Canada
13.750%, 04/01/2011 (H)(S)	2,673,663	2,807,346
Appleton Papers, Inc.
11.250%, 12/15/2015 (S)	8,458,000	6,872,125
Georgia-Pacific LLC
8.250%, 05/01/2016 (S)	3,685,000	3,832,400
NewPage Corp.
11.375%, 12/31/2014	5,155,000	4,819,925
Smurfit Kappa Treasury Funding, Ltd.
7.500%, 11/20/2025	2,280,000	2,063,400
Verso Paper Holdings LLC
9.125%, 08/01/2014	4,020,000	3,798,900
11.500%, 07/01/2014 (S)	4,675,000	4,990,563
Verso Paper Holdings LLC, Series B
11.375%, 08/01/2016	1,650,000	1,431,375

		30,616,034
Healthcare Products - 0.75%
Biomet, Inc.
10.000%, 10/15/2017	2,460,000	2,601,450
Biomet, Inc., PIK
10.375%, 10/15/2017	2,030,000	2,159,413
Universal Hospital Services, Inc.
4.134%, 06/01/2015 (P)	1,580,000	1,311,400
Universal Hospital Services, Inc., PIK
8.500%, 06/01/2015	1,855,000	1,780,800

		7,853,063
Healthcare Services - 4.17%
American Renal Holdings
8.375%, 05/15/2018 (S)	2,410,000	2,343,725
CRC Health Corp.
10.750%, 02/01/2016	11,340,000	10,319,400
HCA, Inc.
6.300%, 10/01/2012	1,840,000	1,807,800
HCA, Inc., PIK
9.625%, 11/15/2016	10,013,000	10,538,683
Tenet Healthcare Corp.
7.375%, 02/01/2013	256,000	256,000
10.000%, 05/01/2018 (S)	3,611,000	3,958,559
U.S. Oncology Holdings, Inc., PIK
6.643%, 03/15/2012	8,733,000	8,012,527

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Services (continued)
U.S. Oncology, Inc.
9.125%, 08/15/2017	$3,290,000	$3,318,787
Vanguard Health Holding Company
II LLC
8.000%, 02/01/2018	3,000,000	2,850,000

		43,405,481
Holding Companies - 0.74%
Express LLC / Express Finance Corp.
8.750%, 03/01/2018 (S)	2,830,000	2,851,225
Leucadia National Corp.
7.750%, 08/15/2013	1,350,000	1,388,813
8.125%, 09/15/2015	2,430,000	2,484,675
Reynolds Group Issuer, Inc.
7.750%, 10/15/2016 (S)	1,015,000	1,004,850

		7,729,563
Home Furnishings - 0.25%
Norcraft Holdings Capital
9.750%, 09/01/2012	2,908,000	2,649,915
Household Products - 0.58%
ACCO Brands Corp.
10.625%, 03/15/2015	3,540,000	3,832,050
American Achievement Corp.
8.250%, 04/01/2012 (S)	990,000	977,625
American Greetings Corp.
7.375%, 06/01/2016	1,210,000	1,222,100

		6,031,775
Housewares - 0.22%
Libbey Glass, Inc.
10.000%, 02/15/2015 (S)	2,230,000	2,313,625
Insurance - 0.30%
American International Group, Inc.
8.250%, 08/15/2018	3,170,000	3,090,750
Internet - 0.43%
GXS Worldwide, Inc.
9.750%, 06/15/2015 (S)	1,600,000	1,500,000
NetFlix, Inc.
8.500%, 11/15/2017	2,855,000	2,947,787
SemGroup LP, Escrow Certificates
8.750%, 11/15/2049 (I)(S)	10,803,000	0

		4,447,787
Iron & Steel - 1.89%
Evraz Group SA
8.875%, 04/24/2013 (S)	4,130,000	4,124,287
9.500%, 04/24/2018 (S)	710,000	696,723
GTL Trade Finance, Inc.
7.250%, 10/20/2017 (S)	4,499,000	4,645,218
Metals USA, Inc.
11.125%, 12/01/2015	7,360,000	7,488,800
Ryerson Holding Corp.
Zero Coupon 02/01/2015 (S)	6,000,000	2,722,500

		19,677,528
Leisure Time - 0.49%
NCL Corp., Ltd.
11.750%, 11/15/2016 (S)	4,770,000	5,103,900
Lodging - 3.38%
Ameristar Casinos, Inc.
9.250%, 06/01/2014	350,000	358,750
Boyd Gaming Corp.
7.125%, 02/01/2016	2,530,000	2,163,150

The accompanying notes are an integral part of the financial statements.	75

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Lodging (continued)
Harrah’s Operating Company, Inc.
5.625%, 06/01/2015	$3,038,000	$1,883,560
10.000%, 12/15/2015	3,581,000	3,151,280
10.750%, 02/01/2016	6,574,000	5,209,895
11.250%, 06/01/2017	5,700,000	5,970,750
Inn of the Mountain Gods
Resort & Casino
12.000%, 11/15/2010 (H)	8,366,000	4,015,680
MGM Mirage, Inc.
6.750%, 09/01/2012 to 04/01/2013	9,580,000	8,712,150
8.375%, 02/01/2011	940,000	935,300
8.500%, 09/15/2010	230,000	228,850
MGM Resorts International
6.625%, 07/15/2015	260,000	204,100
10.375%, 05/15/2014 (S)	460,000	488,750
11.125%, 11/15/2017 (S)	1,050,000	1,136,625
Station Casinos, Inc.
6.000%, 04/01/2012 (H)	5,610,000	350,625
6.500%, 02/01/2014 (H)	500,000	4,375
6.625%, 03/15/2018 (H)	1,705,000	12,787
7.750%, 08/15/2016 (H)	6,180,000	401,700

		35,228,327
Media - 4.39%
Allbritton Communications Company
8.000%, 05/15/2018 (S)	1,500,000	1,417,500
Cablevision Systems Corp.
7.750%, 04/15/2018	1,680,000	1,642,200
8.000%, 04/15/2020	420,000	413,700
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016	2,995,216	3,431,623
CCO Holdings LLC / CCO Holdings
Capital Corp.
7.875%, 04/30/2018 (S)	5,220,000	5,122,125
8.125%, 04/30/2020 (S)	4,050,000	4,009,500
Cengage Learning Acquisitions, Inc.
13.250%, 07/15/2015 (S)	4,150,000	3,942,500
Charter Communications, Inc.
10.875%, 09/15/2014 (S)	5,225,000	5,708,313
Clear Channel Communications, Inc.
6.250%, 03/15/2011	2,060,000	1,982,750
CMP Susquehanna Corp.
9.875%, 05/15/2014 (S)	192,000	72,000
DISH DBS Corp.
7.750%, 05/31/2015	70,000	70,350
7.875%, 09/01/2019	4,915,000	4,964,150
Net Servicos de Comunicacao SA
7.500%, 01/27/2020 (S)	1,380,000	1,386,900
Nielsen Finance LLC (Zero Coupon Steps
up to 12.500% on 08/01/2011)
08/01/2016	3,870,000	3,579,750
Sun Media Corp.
7.625%, 02/15/2013	1,370,000	1,358,012
SuperMedia, Inc., Escrow Certificates
8.000%, 11/15/2016 (I)	6,615,000	82,688
Unitymedia Hessen GmbH & Company
KG / Unitymedia NRW GmbH
8.125%, 12/01/2017 (S)	560,000	548,800
Univision Communications, Inc.
12.000%, 07/01/2014 (S)	4,260,000	4,579,500
UPC Holding BV
9.875%, 04/15/2018 (S)	1,455,000	1,469,550

		45,781,911

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Mining - 1.14%
FMG Finance Pty, Ltd.
10.625%, 09/01/2016 (S)	$4,000,000	$4,400,000
Novelis, Inc.
7.250%, 02/15/2015	561,000	525,825
Rio Tinto Finance USA, Ltd.
9.000%, 05/01/2019	1,005,000	1,270,168
Vale Overseas, Ltd.
6.875%, 11/21/2036	547,000	545,195
8.250%, 01/17/2034	1,982,000	2,228,158
Vedanta Resources PLC
8.750%, 01/15/2014 (S)	2,870,000	2,898,700

		11,868,046
Miscellaneous Manufacturers - 0.41%
Freedom Group, Inc.
10.250%, 08/01/2015 (S)	4,125,000	4,248,750
Oil & Gas - 6.29%
Belden & Blake Corp.
8.750%, 07/15/2012	8,260,000	7,681,800
Berry Petroleum Company
10.250%, 06/01/2014	2,340,000	2,492,100
Chesapeake Energy Corp.
6.250%, 01/15/2018	5,065,000	5,027,013
6.500%, 08/15/2017	100,000	97,250
6.625%, 01/15/2016	1,000,000	1,002,500
7.250%, 12/15/2018	2,800,000	2,828,000
Corral Petroleum Holdings AB
2.000%, 09/18/2011 (S)	5,474,658	4,927,192
Denbury Resources, Inc.
8.250%, 02/15/2020	2,690,000	2,777,425
Hercules Offshore, Inc.
10.500%, 10/15/2017 (S)	1,980,000	1,841,400
KazMunaiGaz Finance Sub BV
8.375%, 07/02/2013 (S)	2,160,000	2,289,600
Linn Energy LLC
8.625%, 04/15/2020 (S)	2,890,000	2,861,100
Mariner Energy, Inc.
8.000%, 05/15/2017	5,000	5,381
OPTI Canada, Inc.
8.250%, 12/15/2014	3,765,000	3,219,075
9.000%, 12/15/2012 (S)	2,110,000	2,120,550
Parker Drilling Company
9.125%, 04/01/2018 (S)	3,110,000	2,954,500
Petrobras International Finance Company
6.875%, 01/20/2040	1,175,000	1,179,169
PetroHawk Energy Corp.
7.875%, 06/01/2015	1,390,000	1,346,562
9.125%, 07/15/2013	585,000	599,625
Plains Exploration & Production Company
8.625%, 10/15/2019	1,690,000	1,656,200
10.000%, 03/01/2016	3,355,000	3,480,812
Quicksilver Resources, Inc.
7.125%, 04/01/2016	1,675,000	1,511,687
8.250%, 08/01/2015	295,000	287,625
9.125%, 08/15/2019	120,000	120,300
11.750%, 01/01/2016	1,105,000	1,204,450
SandRidge Energy, Inc.
8.000%, 06/01/2018 (S)	665,000	595,175
SandRidge Energy, Inc., PIK
8.625%, 04/01/2015	8,445,000	7,853,850
Stone Energy Corp.
6.750%, 12/15/2014	3,855,000	3,353,850

The accompanying notes are an integral part of the financial statements.	76

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Whiting Petroleum Corp.
7.000%, 02/01/2014	$193,000	$194,206

		65,508,397
Oil & Gas Services - 1.22%
Basic Energy Services, Inc.
11.625%, 08/01/2014	3,950,000	4,285,750
Cie Generale de Geophysique-Veritas
7.500%, 05/15/2015	1,690,000	1,639,300
9.500%, 05/15/2016	240,000	250,800
Complete Production Services, Inc.
8.000%, 12/15/2016	2,485,000	2,447,725
Key Energy Services, Inc.
8.375%, 12/01/2014	4,157,000	4,136,215

		12,759,790
Packaging & Containers - 0.93%
Ball Corp.
6.625%, 03/15/2018	660,000	645,150
Berry Plastics Corp.
9.500%, 05/15/2018 (S)	6,390,000	5,719,050
Radnor Holdings, Inc.
11.000%, 03/15/2010 (J)	2,350,000	235
Solo Cup Company
10.500%, 11/01/2013	3,310,000	3,367,925

		9,732,360
Pharmaceuticals - 0.17%
Omnicare, Inc.
7.750%, 06/01/2020	1,780,000	1,784,450
Pipelines - 1.10%
Atlas Pipeline Partners LP
8.750%, 06/15/2018	595,000	562,275
Crosstex Energy Finance Corp.
8.875%, 02/15/2018 (S)	1,860,000	1,832,100
Dynegy-Roseton Danskammer, Series B
7.670%, 11/08/2016	3,290,000	2,928,100
El Paso Corp.
7.375%, 12/15/2012	225,000	235,655
Enterprise Products Operating LLC
(7.034% to 01/15/18, then higher of
7.034% or 3 month LIBOR + 2.680%)
01/15/2068	3,350,000	3,073,625
Enterprise Products Operating LLC
(8.375% to 08/01/16, then 3 month
LIBOR + 3.708%)
08/01/2066	1,140,000	1,122,900
MarkWest Energy Partners LP, Series B
8.750%, 04/15/2018	1,640,000	1,656,400

		11,411,055
Real Estate - 0.88%
Ashton Woods USA LLC (Zero Coupon
steps up to 11.000% on 06/30/2012)
06/30/2015 (S)	1,638,000	884,520
Realogy Corp.
10.500%, 04/15/2014	9,070,000	7,709,500
Realogy Corp., PIK
11.000%, 04/15/2014	722,713	607,079

		9,201,099
Real Estate - 0.03%
Host Hotels & Resorts LP
6.375%, 03/15/2015	350,000	342,125

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail - 3.31%
Blockbuster, Inc.
11.750%, 10/01/2014 (S)	$1,022,000	$602,980
El Pollo Loco, Inc.
11.750%, 12/01/2012 to 11/15/2013	8,140,000	6,636,200
Landry’s Restaurants, Inc.
11.625%, 12/01/2015	2,040,000	2,124,150
Michaels Stores, Inc.
11.375%, 11/01/2016	1,800,000	1,851,750
Michaels Stores, Inc. (Zero Coupon Steps
up to 13.00% on 11/01/2011)
11/01/2016	7,680,000	6,796,800
Phillips-Van Heusen Corp.
7.375%, 05/15/2020	2,370,000	2,381,850
QVC, Inc.
7.375%, 10/15/2020 (S)	3,445,000	3,341,650
Sbarro, Inc.
10.375%, 02/01/2015	3,120,000	2,402,400
Suburban Propane Partners LP
7.375%, 03/15/2020	2,540,000	2,527,300
The Neiman Marcus Group, Inc.
7.125%, 06/01/2028	3,055,000	2,703,675
The Neiman Marcus Group, Inc., PIK
9.000%, 10/15/2015	3,199,177	3,123,197

		34,491,952
Semiconductors - 0.39%
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	170,000	153,425
9.250%, 04/15/2018 (S)	1,910,000	1,895,675
10.125%, 12/15/2016	1,192,000	959,560
Freescale Semiconductor, Inc., PIK
9.125%, 12/15/2014	1,222,324	1,057,310

		4,065,970
Software - 0.93%
Aspect Software, Inc.
10.625%, 05/15/2017 (S)	2,195,000	2,175,794
First Data Corp., PIK
10.550%, 09/24/2015	9,790,575	7,563,219

		9,739,013
Telecommunications - 9.02%
Angel Lux Common SA
8.875%, 05/01/2016 (S)	1,095,000	1,122,375
Axtel SAB de CV
7.625%, 02/01/2017 (S)	5,050,000	4,261,730
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	2,430,000	2,575,800
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028	2,115,000	1,501,650
Cricket Communications, Inc.
7.750%, 05/15/2016	2,870,000	2,913,050
Globo Comunicacoes e Participacoes SA
7.250%, 04/26/2022 (S)	3,438,000	3,523,950
Hawaiian Telcom Communications, Inc.
12.500%, 05/01/2015 (H)	3,360,000	336
Inmarsat Finance PLC
7.375%, 12/01/2017 (S)	3,680,000	3,670,800
Intelsat Intermediate Holding
Company, Ltd. (Zero Coupon Steps up
to 9.500% on 08/02/2010)
02/01/2015	515,000	522,725
Intelsat Jackson Holdings, Ltd.
8.500%, 11/01/2019 (S)	2,625,000	2,611,875
11.500%, 06/15/2016	15,215,000	15,937,713

The accompanying notes are an integral part of the financial statements.	77

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Level 3 Financing, Inc.
9.250%, 11/01/2014	$1,934,000	$1,759,940
10.000%, 02/01/2018 (S)	2,000,000	1,760,000
Qwest Communications International, Inc.
8.000%, 10/01/2015 (S)	425,000	426,062
Sprint Capital Corp.
6.875%, 11/15/2028	1,000,000	831,250
6.900%, 05/01/2019	290,000	262,087
8.375%, 03/15/2012	2,000,000	2,060,000
8.750%, 03/15/2032	14,650,000	13,954,125
True Move Company, Ltd.
10.375%, 08/01/2014 (S)	2,610,000	2,544,750
10.750%, 12/16/2013 (S)	10,600,000	10,387,050
TW Telecom Holdings, Inc.
8.000%, 03/01/2018 (S)	2,990,000	2,997,475
UBS Luxembourg SA for OJSC
Vimpel Communications
8.250%, 05/23/2016	3,600,000	3,690,000
Valor Telecommunications Enterprise
Company LLC
7.750%, 02/15/2015	2,930,000	2,944,650
VIP Finance Ireland, Ltd. for OJSC
Vimpel Communications
8.375%, 04/30/2013 (S)	580,000	604,650
Virgin Media Finance PLC
9.125%, 08/15/2016	1,225,000	1,238,781
Wind Acquisition Holdings Finance
SA, PIK
12.250%, 07/15/2017 (S)	7,580,000	7,125,200
Windstream Corp.
8.625%, 08/01/2016	2,790,000	2,762,100
World Access, Inc.
13.250%, 01/15/2008 (J)	1,445,473	0

		93,990,124
Tobacco - 0.57%
Alliance One International, Inc.
10.000%, 07/15/2016 (S)	5,865,000	5,982,300
Transportation - 3.14%
Gulfmark Offshore, Inc.
7.750%, 07/15/2014	1,930,000	1,896,225
Kansas City Southern de Mexico SA
de CV
7.375%, 06/01/2014	2,660,000	2,633,400
7.625%, 12/01/2013	420,000	415,800
8.000%, 02/01/2018 (S)	9,940,000	9,927,575
Kansas City Southern Railway
8.000%, 06/01/2015	550,000	550,000
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018	3,180,000	3,140,250
RailAmerica, Inc.
9.250%, 07/01/2017	4,916,000	5,112,640
Syncreon Global Ireland Ltd. / Syncreon
Global Finance US, Inc.
9.500%, 05/01/2018 (S)	3,500,000	3,360,000
Teekay Corp.
8.500%, 01/15/2020	5,600,000	5,656,000

		32,691,890

TOTAL CORPORATE BONDS (Cost $893,312,604)		$871,466,774

CONVERTIBLE BONDS - 0.59%
Mexico - 0.02%
Cemex SAB de CV
4.875%, 03/15/2015	215,000	224,944

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
United States - 0.57%
Horizon Lines, Inc.
4.250%, 08/15/2012	$7,165,000	$5,911,125

TOTAL CONVERTIBLE BONDS (Cost $6,463,726)		$6,136,069

COMMON STOCKS - 1.62%
Consumer Discretionary - 0.97%
Media - 0.97%
Charter Communications,
Inc., Class A (I)(L)	268,271	9,657,756
Dex One Corp. (I)	6,287	128,758
SuperMedia, Inc. (I)(L)	11,199	337,426

		10,123,940

		10,123,940
Energy - 0.07%
Gas Utilities - 0.07%
SemGroup LP, Class A (I)	27,952	754,704
Financials - 0.03%
Commercial Banks - 0.03%
CIT Group, Inc. (I)	9,672	355,833
Industrials - 0.04%
Building Products - 0.04%
Nortek, Inc. (I)	8,230	378,580
Materials - 0.51%
Chemicals - 0.51%
Georgia Gulf Corp. (I)	141,894	2,468,956
LyondellBasell Industries, Class A (I)(L)	82,273	1,461,991
LyondellBasell Industries, Class B	75,405	1,334,668

		5,265,615

		5,265,615
Telecommunication Services - 0.00%
Diversified Telecommunication Services - 0.00%
XO Holdings, Inc. (I)	821	607

TOTAL COMMON STOCKS (Cost $23,031,367)		$16,879,279

PREFERRED STOCKS - 2.45%
Financials - 2.45%
Commercial Banks - 0.15%
Santander Finance Preferred SA
Unipersonal, Series 10, 10.500%	60,425	1,555,944
Consumer Finance - 0.24%
Capital One Capital V 10.250%	2,340,000	2,515,500
Diversified Financial Services - 2.06%
Citigroup, Inc. 7.500%	38,800	4,642,032
Citigroup Capital XII 8.500%	306,875	7,628,913
Bank of America Corp., Series L, 7.250%	9,380	8,676,594
Bank of America Corp. (N)	560,000	538,350

		21,485,889

		25,557,333
Information Technology - 0.00%
Media - 0.00%
CMP Susquehanna Radio Holdings
Corp., Series A (N)(S)	44,870	16,826

TOTAL PREFERRED STOCKS (Cost $25,206,971)		$25,574,159

The accompanying notes are an integral part of the financial statements.	78

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) - 4.71%
Aerospace & Defense - 0.34%
Hawker Beechcraft Acquisition
Company LLC
2.535%, 03/26/2014	$4,284,532	$3,520,458
Airlines - 0.37%
United Air Lines, Inc.
7.452%, 02/03/2014	4,337,342	3,816,861
Auto Manufacturers - 0.13%
Ford Motor Company
3.560%, 11/29/2013	1,473,417	1,371,856
Auto Parts & Equipment - 0.47%
Allison Transmission, Inc.
3.320%, 08/07/2014	5,348,645	4,849,718
Banks - 0.13%
HSBC Bank PLC
8.900%, 12/20/2010	52,153,000	1,318,060
Electric - 0.39%
Energy Future Holdings Corp.
8.500%, 10/10/2014	3,800,256	2,902,445
NRG Energy, Inc.
1.810%, 02/01/2014	1,242,439	1,191,894

		4,094,339
Healthcare Services - 0.55%
IASIS Healthcare LLC / IASIS
Capital Corp.
6.289%, 06/15/2014	6,343,413	5,756,648
Home Furnishings - 0.00%
Simmons Holdco, Inc., PIK
6.639%, 02/15/2012	2,827,672	7,069
Lodging - 0.19%
Harrah’s Operating Company, Inc.
10/31/2016 (T)	1,995,000	1,996,385
Media - 0.65%
Citadel Broadcasting Corp.
6.860%, 06/12/2014	500,000	485,000
Newsday LLC
9.750%, 08/01/2013	5,000,000	5,250,000
SuperMedia, Inc.
11.000%, 12/31/2015	1,263,824	1,068,382

		6,803,382
Oil & Gas - 0.96%
Ashmore Energy International
3.534%, 03/30/2012	3,332,956	3,092,706
Turbo Beta, Ltd.
14.500%, 03/15/2018	8,041,100	6,955,552

		10,048,258
Real Estate - 0.40%
Realogy Corp.
13.500%, 10/15/2017	4,000,000	4,200,000
Retail - 0.13%
Michaels Stores, Inc.
2.560%, 10/31/2013	603,065	548,574
5.036%, 07/31/2016	811,590	771,137

		1,319,711

TOTAL TERM LOANS (M) (Cost $51,264,738)		$49,102,745

WARRANTS - 0.02%
Banks - 0.00%
CNB Capital Trust I (Expiration
Date: 03/23/2019) (I)(S)	51,274	1,361

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS (continued)
Building Materials - 0.00%
Nortek, Inc. (Expiration Date: 12/17/2014;
Strike Price: $52.80) (I)	$12,027	$30,067
Pipelines - 0.02%
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $51.28) (I)	5,718	24,302
SemGroup LP, Class A (Expiration Date:
11/30/2014; Strike Price $25.00) (I)	29,423	176,538

		200,840

TOTAL WARRANTS (Cost $171,865)		$232,268

SHORT-TERM INVESTMENTS - 2.17%
Repurchase Agreement - 1.73%
Goldman Sachs Tri-Party Repurchase
Agreement dated 05/28/2010 at 0.18%
to be repurchased at $18,000,360 on
06/01/2010, collateralized by
$17,145,000 Federal Home Loan
Mortgage Corp., 5.250% due
07/18/2011 (valued at 18,366,581,
including interest)	$18,000,000	18,000,000
Short-Term Securities* - 0.06%
Federal National Mortgage Association
Discount Notes, 0.220%, 08/26/2010 (F)	605,000	604,711
Securities Lending Collateral - 0.38%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	396,845	3,971,270

TOTAL SHORT-TERM INVESTMENTS (Cost $22,575,998)		$22,575,981

Total Investments (High Yield Fund)
(Cost $1,058,848,445) - 98.49%		$1,026,297,194
Other assets and liabilities, net - 1.51%		15,689,732

TOTAL NET ASSETS - 100.00%		$1,041,986,926

Index 500 Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.80%
Consumer Discretionary - 9.85%
Auto Components - 0.21%
Johnson Controls, Inc.	137,313	$3,917,533
The Goodyear Tire & Rubber Company (I)	49,513	589,205

		4,506,738
Automobiles - 0.44%
Ford Motor Company (I)(L)	688,524	8,076,387
Harley-Davidson, Inc. (L)	47,895	1,446,908

		9,523,295
Distributors - 0.06%
Genuine Parts Company	32,441	1,317,429
Diversified Consumer Services - 0.15%
Apollo Group, Inc., Class A (I)	26,278	1,396,938
DeVry, Inc. (L)	12,656	727,593
H&R Block, Inc.	68,590	1,102,927

		3,227,458
Hotels, Restaurants & Leisure - 1.56%
Carnival Corp.	88,721	3,214,362

The accompanying notes are an integral part of the financial statements.	79

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Darden Restaurants, Inc.	28,583	$1,226,211
International Game Technology	60,635	1,186,627
Marriott International, Inc., Class A	52,035	1,740,571
McDonald’s Corp.	219,943	14,707,588
Starbucks Corp.	151,962	3,934,296
Starwood Hotels & Resorts Worldwide, Inc.	38,187	1,766,149
Wyndham Worldwide Corp.	36,554	862,674
Wynn Resorts, Ltd. (L)	14,114	1,183,882
Yum! Brands, Inc.	95,927	3,928,211

		33,750,571
Household Durables - 0.41%
D.R. Horton, Inc.	56,543	689,259
Fortune Brands, Inc.	31,066	1,474,082
Harman International Industries, Inc. (I)(L)	14,194	458,466
Leggett & Platt, Inc.	30,249	704,197
Lennar Corp., Class A (L)	33,260	575,398
Newell Rubbermaid, Inc.	56,787	946,071
Pulte Group, Inc. (I)	64,858	722,518
Stanley Black & Decker, Inc.	32,178	1,795,211
Whirlpool Corp. (L)	15,291	1,596,992

		8,962,194
Internet & Catalog Retail - 0.53%
Amazon.com, Inc. (I)	69,971	8,778,562
Expedia, Inc.	43,223	931,888
priceline.com, Inc. (I)(L)	9,317	1,781,038

		11,491,488
Leisure Equipment & Products - 0.13%
Eastman Kodak Company (I)(L)	53,334	300,804
Hasbro, Inc.	25,088	1,007,283
Mattel, Inc.	74,337	1,610,139

		2,918,226
Media - 2.97%
CBS Corp., Class B	138,399	2,015,089
Comcast Corp., Class A	580,042	10,492,960
DIRECTV, Class A (I)	191,156	7,204,670
Discovery Communications, Inc., Series A (I)	57,959	2,182,736
Gannett Company, Inc.	48,520	754,001
Meredith Corp. (L)	7,296	245,073
News Corp., Class A	460,624	6,080,237
Omnicom Group, Inc.	63,461	2,408,345
Scripps Networks Interactive, Inc., Class A	18,310	827,246
The Interpublic Group of Companies, Inc. (I)	99,319	829,314
The McGraw-Hill Companies, Inc.	64,531	1,793,962
The New York Times Company, Class A (I)	22,995	213,394
The Walt Disney Company	396,466	13,249,894
The Washington Post Company, Class B	1,234	574,711
Time Warner Cable, Inc.	72,068	3,944,282
Time Warner, Inc.	235,125	7,286,524
Viacom, Inc., Class B	124,148	4,172,614

		64,275,052
Multiline Retail - 0.87%
Big Lots, Inc. (I)(L)	16,897	596,971
Family Dollar Stores, Inc. (L)	28,286	1,152,372
J.C. Penney Company, Inc.	48,239	1,326,090
Kohl’s Corp. (I)	62,674	3,180,706
Macy’s, Inc.	86,061	1,911,415
Nordstrom, Inc. (L)	33,788	1,341,384
Sears Holdings Corp. (I)(L)	9,922	873,731
Target Corp.	153,784	8,385,842

		18,768,511

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail - 2.02%
Abercrombie & Fitch Company, Class A	17,985	$644,403
AutoNation, Inc. (I)(L)	18,389	368,332
AutoZone, Inc. (I)	6,070	1,158,642
Bed Bath & Beyond, Inc. (I)	53,558	2,403,147
Best Buy Company, Inc.	70,071	2,960,500
GameStop Corp., Class A (I)(L)	33,681	767,590
Home Depot, Inc.	347,590	11,769,397
Lowe’s Companies, Inc.	300,905	7,447,399
Ltd. Brands, Inc.	54,681	1,359,370
O’Reilly Automotive, Inc. (I)(L)	28,120	1,434,682
Office Depot, Inc. (I)	56,161	325,734
RadioShack Corp.	25,601	523,284
Ross Stores, Inc.	25,321	1,326,820
Staples, Inc.	149,018	3,206,867
The Gap, Inc.	97,321	2,121,598
Tiffany & Company (L)	25,440	1,155,739
TJX Companies, Inc.	85,795	3,900,241
Urban Outfitters, Inc. (I)	26,522	962,749

		43,836,494
Textiles, Apparel & Luxury Goods - 0.50%
Coach, Inc.	64,227	2,640,372
NIKE, Inc., Class B	79,714	5,769,699
Polo Ralph Lauren Corp. (L)	11,695	1,015,828
VF Corp.	18,085	1,398,875

		10,824,774

		213,402,230
Consumer Staples - 10.51%
Beverages - 2.41%
Brown Forman Corp.	22,218	1,232,210
Coca-Cola Enterprises, Inc.	65,322	1,704,904
Constellation Brands, Inc., Class A (I)	40,829	680,211
Dr. Pepper Snapple Group, Inc.	51,945	1,966,638
Molson Coors Brewing Company	32,385	1,329,080
PepsiCo, Inc.	334,058	21,008,908
The Coca-Cola Company	471,202	24,219,783

		52,141,734
Food & Staples Retailing - 2.47%
Costco Wholesale Corp.	89,806	5,231,200
CVS Caremark Corp.	284,242	9,843,300
Safeway, Inc. (L)	79,477	1,759,621
SUPERVALU, Inc.	43,337	583,749
Sysco Corp.	121,126	3,610,766
The Kroger Company	132,848	2,674,230
Wal-Mart Stores, Inc.	436,160	22,052,250
Walgreen Company	201,385	6,452,375
Whole Foods Market, Inc. (I)	34,823	1,407,894

		53,615,385
Food Products - 1.73%
Archer-Daniels-Midland Company	131,355	3,319,341
Campbell Soup Company	38,555	1,380,655
ConAgra Foods, Inc.	90,639	2,191,651
Dean Foods Company (I)	37,060	394,689
General Mills, Inc.	67,362	4,798,195
H.J. Heinz Company (L)	64,644	2,855,972
Hormel Foods Corp.	14,207	565,439
Kellogg Company	52,121	2,784,825
Kraft Foods, Inc., Class A	354,991	10,152,743
McCormick & Company, Inc.	27,010	1,041,776
Mead Johnson Nutrition Company	41,802	2,061,675
Sara Lee Corp.	142,545	2,019,863
The Hershey Company (L)	34,011	1,591,715

The accompanying notes are an integral part of the financial statements.	80

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
The J.M. Smucker Company	24,331	$1,343,558
Tyson Foods, Inc., Class A	62,355	1,096,201

		37,598,298
Household Products - 2.36%
Clorox Company	28,666	1,800,798
Colgate-Palmolive Company	100,930	7,881,624
Kimberly-Clark Corp.	85,099	5,165,509
The Procter & Gamble Company	593,742	36,271,699

		51,119,630
Personal Products - 0.17%
Avon Products, Inc.	87,387	2,314,882
Estee Lauder Companies, Inc., Class A	24,161	1,407,861

		3,722,743
Tobacco - 1.37%
Altria Group, Inc.	425,293	8,629,195
Lorillard, Inc.	31,646	2,262,373
Philip Morris International, Inc.	384,496	16,963,964
Reynolds American, Inc.	34,553	1,801,593

		29,657,125

		227,854,915
Energy - 9.96%
Energy Equipment & Services - 1.55%
Baker Hughes, Inc.	87,776	3,347,777
Cameron International Corp. (I)	49,970	1,808,914
Diamond Offshore Drilling, Inc. (L)	14,208	896,525
FMC Technologies, Inc. (I)	24,936	1,450,028
Halliburton Company	185,015	4,593,922
Helmerich & Payne, Inc.	21,610	814,265
Nabors Industries, Ltd. (I)	58,191	1,107,375
National Oilwell Varco, Inc.	85,538	3,261,564
Rowan Companies, Inc. (I)	23,270	576,165
Schlumberger, Ltd.	244,601	13,734,346
Smith International, Inc.	50,779	1,907,259

		33,498,140
Oil, Gas & Consumable Fuels - 8.41%
Anadarko Petroleum Corp.	100,687	5,268,951
Apache Corp.	68,796	6,159,994
Cabot Oil & Gas Corp. (L)	21,188	735,012
Chesapeake Energy Corp.	133,250	2,976,805
Chevron Corp.	410,537	30,326,368
ConocoPhillips	303,932	15,761,914
Consol Energy, Inc.	37,032	1,350,927
Denbury Resources, Inc. (I)	80,834	1,329,719
Devon Energy Corp.	91,333	5,831,612
El Paso Corp.	143,363	1,625,736
EOG Resources, Inc.	51,631	5,412,994
Exxon Mobil Corp.	965,099	58,349,886
Hess Corp.	59,533	3,167,156
Marathon Oil Corp.	144,711	4,499,065
Massey Energy Company	17,691	585,926
Murphy Oil Corp.	39,071	2,085,610
Noble Energy, Inc.	35,659	2,121,354
Occidental Petroleum Corp.	165,976	13,694,680
Peabody Energy Corp.	54,938	2,140,384
Pioneer Natural Resources Company	23,620	1,504,594
Range Resources Corp. (L)	32,531	1,462,268
Southwestern Energy Company (I)	70,745	2,660,719
Spectra Energy Corp.	132,356	2,648,444
Sunoco, Inc.	23,905	714,042
Tesoro Corp. (L)	28,735	336,200
The Williams Companies, Inc.	119,297	2,356,116

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	115,456	$2,156,718
XTO Energy, Inc.	119,244	5,096,489

		182,359,683

		215,857,823
Financials - 15.10%
Capital Markets - 2.36%
Ameriprise Financial, Inc.	52,229	2,078,192
E*TRADE Financial Corp. (I)	325,410	481,607
Federated Investors, Inc., Class B (L)	18,103	402,068
Franklin Resources, Inc.	30,324	2,974,481
Invesco, Ltd.	87,649	1,626,765
Janus Capital Group, Inc.	37,545	400,230
Legg Mason, Inc.	33,234	987,714
Morgan Stanley	285,791	7,747,794
Northern Trust Corp.	49,403	2,510,166
State Street Corp.	101,264	3,865,247
T. Rowe Price Group, Inc. (L)	52,942	2,621,688
The Bank of New York Mellon Corp.	246,974	6,717,693
The Charles Schwab Corp.	199,840	3,265,386
The Goldman Sachs Group, Inc.	107,574	15,518,625

		51,197,656
Commercial Banks - 2.98%
BB&T Corp.	141,185	4,269,434
Comerica, Inc.	35,574	1,355,369
Fifth Third Bancorp	162,524	2,111,187
First Horizon National Corp. (I)	46,039	573,186
Huntington Bancshares, Inc.	146,439	902,064
KeyCorp	179,506	1,439,638
M&T Bank Corp. (L)	16,982	1,345,654
Marshall & Ilsley Corp.	107,662	877,445
PNC Financial Services Group, Inc.	105,677	6,631,232
Regions Financial Corp.	243,796	1,860,163
SunTrust Banks, Inc. (L)	102,075	2,750,921
U.S. Bancorp	391,120	9,371,235
Wells Fargo & Company	1,059,018	30,383,226
Zions Bancorporation (L)	30,745	736,343

		64,607,097
Consumer Finance - 0.75%
American Express Company	244,629	9,753,358
Capital One Financial Corp.	93,069	3,843,750
Discover Financial Services	111,122	1,494,591
SLM Corp. (I)	99,123	1,101,257

		16,192,956
Diversified Financial Services - 4.16%
Bank of America Corp.	2,050,692	32,277,892
Citigroup, Inc. (I)	4,016,561	15,905,582
CME Group, Inc.	13,623	4,313,723
IntercontinentalExchange, Inc. (I)	15,046	1,747,292
JPMorgan Chase & Company	812,143	32,144,620
Leucadia National Corp. (I)	38,791	850,299
Moody’s Corp. (L)	40,193	823,957
NYSE Euronext	53,353	1,529,631
The NASDAQ OMX Group, Inc. (I)	30,253	562,403

		90,155,399
Insurance - 3.47%
Aflac, Inc.	95,898	4,248,281
American International Group, Inc. (I)(L)	27,581	975,816
Aon Corp.	54,473	2,150,049
Assurant, Inc.	23,812	826,276
Berkshire Hathaway, Inc., Class B (I)	338,286	23,866,077
Chubb Corp.	67,166	3,374,420

The accompanying notes are an integral part of the financial statements.	81

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Cincinnati Financial Corp. (L)	33,306	$905,590
Genworth Financial, Inc., Class A (I)	99,974	1,558,595
Hartford Financial Services Group, Inc.	78,521	1,968,521
Lincoln National Corp.	61,787	1,634,884
Loews Corp.	72,537	2,358,178
Marsh & McLennan Companies, Inc.	108,787	2,372,644
MetLife, Inc.	167,439	6,779,605
Principal Financial Group, Inc.	65,304	1,775,616
Prudential Financial, Inc.	95,053	5,485,509
The Allstate Corp.	109,683	3,359,590
The Progressive Corp.	137,276	2,689,237
The Travelers Companies, Inc.	104,982	5,193,460
Torchmark Corp.	16,934	872,609
Unum Group	67,942	1,569,460
XL Capital, Ltd., Class A	69,931	1,231,485

		75,195,902
Real Estate Investment Trusts - 1.24%
Apartment Investment & Management
Company, Class A	23,946	494,006
AvalonBay Communities, Inc. (L)	16,669	1,634,562
Boston Properties, Inc.	28,407	2,178,249
Equity Residential	57,622	2,600,481
HCP, Inc. (L)	60,066	1,913,703
Health Care, Inc.	25,284	1,089,235
Host Hotels & Resorts, Inc.	133,520	1,903,995
Kimco Realty Corp.	82,899	1,185,456
Plum Creek Timber Company, Inc. (L)	33,282	1,165,536
ProLogis	96,935	1,103,120
Public Storage	27,735	2,570,757
Simon Property Group, Inc.	59,277	5,040,323
Ventas, Inc.	32,033	1,503,949
Vornado Realty Trust	32,227	2,503,393

		26,886,765
Real Estate Management & Development - 0.04%
CB Richard Ellis Group, Inc., Class A (I)	55,259	874,750
Thrifts & Mortgage Finance - 0.10%
Hudson City Bancorp, Inc.	96,859	1,221,392
People’s United Financial, Inc.	75,897	1,060,281

		2,281,673

		327,392,198
Health Care - 10.87%
Biotechnology - 1.30%
Amgen, Inc. (I)	200,184	10,365,528
Biogen Idec, Inc. (I)	55,111	2,613,915
Celgene Corp. (I)	93,975	4,958,121
Cephalon, Inc. (I)(L)	15,317	901,559
Genzyme Corp. (I)	54,395	2,646,317
Gilead Sciences, Inc. (I)	184,664	6,633,131

		28,118,571
Health Care Equipment & Supplies - 1.68%
Baxter International, Inc.	123,195	5,202,525
Becton, Dickinson & Company	48,181	3,435,305
Boston Scientific Corp. (I)	308,944	1,869,111
C.R. Bard, Inc.	19,554	1,583,287
CareFusion Corp. (I)	36,246	921,373
DENTSPLY International, Inc.	30,234	980,489
Hospira, Inc. (I)	33,493	1,743,646
Intuitive Surgical, Inc. (I)	7,959	2,568,926
Medtronic, Inc.	225,808	8,847,157
St. Jude Medical, Inc. (I)	66,471	2,482,027
Stryker Corp.	57,771	3,063,596

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Varian Medical Systems, Inc. (I)(L)	25,334	$1,268,980
Zimmer Holdings, Inc. (I)	43,536	2,434,968

		36,401,390
Health Care Providers & Services - 1.99%
Aetna, Inc.	88,103	2,569,083
AmerisourceBergen Corp.	57,723	1,805,575
Cardinal Health, Inc.	73,888	2,548,397
CIGNA Corp.	56,208	1,881,282
Coventry Health Care, Inc. (I)	30,256	626,299
DaVita, Inc. (I)	21,095	1,338,056
Express Scripts, Inc. (I)	56,275	5,661,265
Humana, Inc. (I)	34,797	1,602,402
Laboratory Corp. of America Holdings (I)	21,402	1,618,205
McKesson Corp.	55,068	3,854,760
Medco Health Solutions, Inc. (I)	94,811	5,465,854
Patterson Companies, Inc.	19,071	566,599
Quest Diagnostics, Inc.	30,887	1,629,289
Tenet Healthcare Corp. (I)	88,520	506,334
UnitedHealth Group, Inc.	236,617	6,878,456
WellPoint, Inc. (I)	90,746	4,655,270

		43,207,126
Health Care Technology - 0.05%
Cerner Corp. (I)(L)	13,761	1,151,933
Life Sciences Tools & Services - 0.43%
Life Technologies Corp. (I)	36,964	1,850,418
Millipore Corp. (I)	11,453	1,216,423
PerkinElmer, Inc.	24,035	545,354
Thermo Fisher Scientific, Inc. (I)	83,700	4,357,422
Waters Corp. (I)	19,130	1,309,257

		9,278,874
Pharmaceuticals - 5.42%
Abbott Laboratories	317,384	15,094,783
Allergan, Inc.	62,860	3,783,543
Bristol-Myers Squibb Company	350,397	8,132,714
Eli Lilly & Company	207,434	6,801,761
Forest Laboratories, Inc. (I)	61,809	1,599,617
Johnson & Johnson	562,535	32,795,791
King Pharmaceuticals, Inc. (I)	50,792	440,367
Merck & Company, Inc.	636,818	21,454,398
Mylan, Inc. (I)(L)	62,689	1,218,674
Pfizer, Inc.	1,649,706	25,125,022
Watson Pharmaceuticals, Inc. (I)	21,785	962,026

		117,408,696

		235,566,590
Industrials - 9.76%
Aerospace & Defense - 2.70%
General Dynamics Corp.	78,848	5,353,779
Goodrich Corp.	25,585	1,775,599
Honeywell International, Inc.	156,286	6,684,352
ITT Corp.	37,387	1,805,044
L-3 Communications Holdings, Inc.	23,627	1,952,299
Lockheed Martin Corp.	64,464	5,151,963
Northrop Grumman Corp.	61,891	3,743,787
Precision Castparts Corp.	28,961	3,379,749
Raytheon Company	77,490	4,061,251
Rockwell Collins, Inc.	32,138	1,874,931
The Boeing Company	154,737	9,931,021
United Technologies Corp.	191,417	12,897,677

		58,611,452

The accompanying notes are an integral part of the financial statements.	82

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics - 1.00%
C.H. Robinson Worldwide, Inc.	34,049	$1,978,587
Expeditors International of Washington, Inc.	43,361	1,655,957
FedEx Corp.	63,965	5,340,438
United Parcel Service, Inc., Class B	202,954	12,737,393

		21,712,375
Airlines - 0.09%
Southwest Airlines Company	151,935	1,890,071
Building Products - 0.04%
Masco Corp.	73,341	979,102
Commercial Services & Supplies - 0.48%
Avery Dennison Corp.	22,906	782,927
Cintas Corp.	26,873	698,698
Iron Mountain, Inc.	37,042	908,270
Pitney Bowes, Inc.	42,406	960,072
R.R. Donnelley & Sons Company	42,003	804,777
Republic Services, Inc.	66,196	1,927,628
Stericycle, Inc. (I)(L)	17,330	1,015,885
Waste Management, Inc.	99,136	3,222,911

		10,321,168
Construction & Engineering - 0.17%
Fluor Corp.	36,549	1,714,879
Jacobs Engineering Group, Inc. (I)	25,466	1,063,460
Quanta Services, Inc. (I)(L)	42,938	890,105

		3,668,444
Electrical Equipment - 0.45%
Emerson Electric Company	153,811	7,142,983
Rockwell Automation, Inc.	29,182	1,559,194
Roper Industries, Inc.	19,150	1,111,083

		9,813,260
Industrial Conglomerates - 2.23%
3M Company	145,489	11,538,733
General Electric Company	2,181,072	35,660,527
Textron, Inc. (L)	55,728	1,151,898

		48,351,158
Machinery - 1.62%
Caterpillar, Inc.	127,703	7,759,234
Cummins, Inc.	41,161	2,798,125
Danaher Corp.	53,561	4,251,672
Deere & Company	86,673	4,999,299
Dover Corp.	38,085	1,709,636
Eaton Corp.	33,810	2,365,010
Flowserve Corp.	11,417	1,085,757
Illinois Tool Works, Inc.	79,079	3,671,638
PACCAR, Inc.	74,447	3,052,327
Pall Corp.	23,991	816,894
Parker Hannifin Corp.	32,870	2,020,190
Snap-On, Inc.	11,807	521,869

		35,051,651
Professional Services - 0.11%
Dun & Bradstreet Corp.	10,336	754,425
Equifax, Inc.	25,830	781,358
Robert Half International, Inc. (L)	30,379	768,285

		2,304,068
Road & Rail - 0.75%
CSX Corp.	79,729	4,165,840
Norfolk Southern Corp.	75,563	4,266,287
Ryder Systems, Inc.	11,147	500,946
Union Pacific Corp.	103,288	7,377,862

		16,310,935

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 0.12%
Fastenal Company (L)	26,822	$1,352,902
WW Grainger, Inc.	12,562	1,278,184

		2,631,086

		211,644,770
Information Technology - 17.59%
Communications Equipment - 2.21%
Cisco Systems, Inc. (I)	1,170,405	27,106,580
Harris Corp.	26,739	1,254,326
JDS Uniphase Corp. (I)(L)	45,688	525,412
Juniper Networks, Inc. (I)	107,408	2,859,201
Motorola, Inc. (I)	472,788	3,238,598
QUALCOMM, Inc.	343,540	12,216,282
Tellabs, Inc.	78,569	707,121

		47,907,520
Computers & Peripherals - 4.19%
Apple, Inc. (I)	185,362	47,667,692
Dell, Inc. (I)	351,973	4,691,800
EMC Corp. (I)	419,608	7,813,101
Hewlett-Packard Company	481,210	22,140,472
Lexmark International, Inc., Class A (I)(L)	15,965	599,486
NetApp, Inc. (I)	70,450	2,654,556
QLogic Corp. (I)	22,791	412,973
SanDisk Corp. (I)	46,753	2,179,625
Teradata Corp. (I)	34,045	1,087,397
Western Digital Corp. (I)	46,738	1,626,950

		90,874,052
Electronic Equipment, Instruments & Components - 0.52%
Agilent Technologies, Inc. (I)	71,306	2,307,462
Amphenol Corp., Class A	35,411	1,501,426
Corning, Inc.	318,659	5,554,226
FLIR Systems, Inc. (I)(L)	31,250	890,313
Jabil Circuit, Inc.	39,471	540,358
Molex, Inc.	27,712	586,940

		11,380,725
Internet Software & Services - 1.64%
Akamai Technologies, Inc. (I)(L)	35,177	1,397,230
eBay, Inc. (I)	231,017	4,946,074
Google, Inc., Class A (I)	49,400	23,967,892
Monster Worldwide, Inc. (I)(L)	25,675	379,733
VeriSign, Inc. (I)(L)	37,499	1,046,597
Yahoo!, Inc. (I)	243,290	3,732,069

		35,469,595
IT Services - 2.85%
Automatic Data Processing, Inc.	103,196	4,218,652
Cognizant Technology Solutions
Corp., Class A (I)	60,826	3,043,733
Computer Sciences Corp.	31,401	1,569,736
Fidelity National Information Services, Inc.	67,442	1,856,004
Fiserv, Inc. (I)	31,136	1,480,517
International Business Machines Corp.	265,536	33,261,039
MasterCard, Inc., Class A	19,728	3,980,519
Paychex, Inc.	65,751	1,876,534
SAIC, Inc. (I)(L)	62,317	1,071,229
The Western Union Company	139,568	2,227,505
Total Systems Services, Inc. (L)	40,318	588,643
Visa, Inc., Class A (L)	91,249	6,611,903

		61,786,014
Office Electronics - 0.12%
Xerox Corp.	276,357	2,572,884

The accompanying notes are an integral part of the financial statements.	83

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 2.44%
Advanced Micro Devices, Inc. (I)(L)	115,410	$989,064
Altera Corp.	60,790	1,432,820
Analog Devices, Inc.	60,854	1,775,111
Applied Materials, Inc.	274,556	3,544,518
Broadcom Corp., Class A	88,137	3,042,489
First Solar, Inc. (I)(L)	9,931	1,115,847
Intel Corp.	1,129,189	24,187,228
KLA-Tencor Corp.	35,174	1,082,304
Linear Technology Corp. (L)	45,688	1,277,436
LSI Corp. (I)	134,206	715,318
MEMC Electronic Materials, Inc. (I)(L)	46,478	527,525
Microchip Technology, Inc. (L)	37,660	1,048,831
Micron Technology, Inc. (I)	173,888	1,580,642
National Semiconductor Corp. (L)	48,612	682,999
Novellus Systems, Inc. (I)	19,291	498,094
NVIDIA Corp. (I)	113,429	1,490,457
Teradyne, Inc. (I)(L)	36,231	397,816
Texas Instruments, Inc.	253,861	6,199,286
Xilinx, Inc.	56,551	1,382,672

		52,970,457
Software - 3.62%
Adobe Systems, Inc. (I)	107,137	3,436,955
Autodesk, Inc. (I)	46,958	1,373,991
BMC Software, Inc. (I)	37,331	1,381,620
CA, Inc.	80,789	1,635,977
Citrix Systems, Inc. (I)	37,577	1,638,733
Compuware Corp. (I)	45,832	375,364
Electronic Arts, Inc. (I)	66,772	1,102,406
Intuit, Inc. (I)	64,170	2,293,436
McAfee, Inc. (I)	32,439	1,031,560
Microsoft Corp.	1,559,749	40,241,524
Novell, Inc. (I)	71,198	415,084
Oracle Corp.	799,006	18,033,565
Red Hat, Inc. (I)	38,575	1,130,633
Salesforce.com, Inc. (I)(L)	22,467	1,944,070
Symantec Corp. (I)	164,807	2,335,315

		78,370,233

		381,331,480
Materials - 3.21%
Chemicals - 1.75%
Air Products & Chemicals, Inc.	43,367	2,994,925
Airgas, Inc.	16,911	1,056,430
CF Industries Holdings, Inc.	9,930	681,099
E.I. Du Pont de Nemours & Company	184,759	6,682,733
Eastman Chemical Company	14,863	897,577
Ecolab, Inc.	48,296	2,281,020
FMC Corp.	14,824	897,593
International Flavors & Fragrances, Inc.	16,157	718,987
Monsanto Company	111,544	5,674,243
PPG Industries, Inc.	33,904	2,172,229
Praxair, Inc.	62,617	4,859,079
Sigma-Aldrich Corp.	24,892	1,326,246
The Dow Chemical Company	235,137	6,327,537
The Sherwin-Williams Company	18,933	1,450,836

		38,020,534
Construction Materials - 0.06%
Vulcan Materials Company (L)	25,824	1,303,596
Containers & Packaging - 0.19%
Ball Corp.	19,232	947,176
Bemis Company, Inc.	22,283	639,076
Owens-Illinois, Inc. (I)	34,465	1,045,323
Pactiv Corp. (I)	27,051	773,118

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Sealed Air Corp.	32,489	$677,071

		4,081,764
Metals & Mining - 0.99%
AK Steel Holding Corp.	22,459	335,987
Alcoa, Inc.	208,562	2,427,662
Allegheny Technologies, Inc. (L)	20,073	1,097,592
Cliffs Natural Resources, Inc.	27,642	1,544,082
Freeport-McMoRan Copper & Gold, Inc.	88,014	6,165,381
Newmont Mining Corp.	100,365	5,401,644
Nucor Corp. (L)	64,373	2,771,258
Titanium Metals Corp. (I)(L)	16,825	297,298
United States Steel Corp. (L)	29,307	1,383,583

		21,424,487
Paper & Forest Products - 0.22%
International Paper Company	88,531	2,056,575
MeadWestvaco Corp.	35,012	836,787
Weyerhaeuser Company	43,205	1,839,669

		4,733,031

		69,563,412
Telecommunication Services - 2.65%
Diversified Telecommunication Services - 2.33%
AT&T, Inc.	1,206,472	29,317,270
CenturyTel, Inc. (L)	61,238	2,102,301
Frontier Communications Corp. (L)	63,848	507,592
Qwest Communications International, Inc. (L)	304,160	1,593,798
Verizon Communications, Inc.	579,666	15,952,408
Windstream Corp. (L)	93,397	996,546

		50,469,915
Wireless Telecommunication Services - 0.32%
American Tower Corp., Class A (I)	82,312	3,336,105
MetroPCS Communications, Inc. (I)	51,857	466,194
Sprint Nextel Corp. (I)	608,617	3,122,205

		6,924,504

		57,394,419
Utilities - 3.30%
Electric Utilities - 1.70%
Allegheny Energy, Inc.	34,662	709,185
American Electric Power Company, Inc.	97,721	3,123,163
Duke Energy Corp.	267,644	4,271,598
Edison International	66,600	2,155,176
Entergy Corp.	38,675	2,903,332
Exelon Corp.	134,893	5,206,870
FirstEnergy Corp.	62,313	2,194,041
FPL Group, Inc. (I)	84,494	4,218,785
Northeast Utilities	35,867	930,749
Pepco Holdings, Inc.	45,455	733,189
Pinnacle West Capital Corp.	20,736	728,041
PPL Corp.	77,079	1,989,409
Progress Energy, Inc.	58,181	2,245,205
Southern Company	167,696	5,483,659

		36,892,402
Gas Utilities - 0.18%
EQT Corp.	26,764	1,048,881
Nicor, Inc.	8,995	363,488
Oneok, Inc.	21,564	958,951
Questar Corp.	35,700	1,601,502

		3,972,822
Independent Power Producers & Energy Traders - 0.19%
Constellation Energy Group, Inc.	41,106	1,454,330

The accompanying notes are an integral part of the financial statements.	84

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Independent Power Producers & Energy Traders (continued)
NRG Energy, Inc. (I)	53,535	$1,250,042
The AES Corp. (I)	136,645	1,403,344

		4,107,716
Multi-Utilities - 1.23%
Ameren Corp.	48,430	1,194,284
CenterPoint Energy, Inc.	80,277	1,093,373
CMS Energy Corp. (L)	46,971	689,534
Consolidated Edison, Inc. (L)	57,512	2,449,436
Dominion Resources, Inc.	122,672	4,779,301
DTE Energy Company	33,714	1,534,324
Integrys Energy Group, Inc. (L)	15,642	707,331
NiSource, Inc.	56,582	846,467
PG&E Corp.	75,906	3,150,099
Public Service Enterprise Group, Inc.	103,424	3,167,877
SCANA Corp.	22,790	827,049
Sempra Energy	50,491	2,322,586
TECO Energy, Inc. (L)	43,698	679,504
Wisconsin Energy Corp.	23,896	1,170,904
Xcel Energy, Inc.	93,345	1,912,639

		26,524,708

		71,497,648

TOTAL COMMON STOCKS (Cost $1,741,793,355)		$2,011,505,485

SHORT-TERM INVESTMENTS - 9.67%
Short-Term Securities* - 6.48%
Federal Home Loan Bank Discount Note,
0.060%, 06/01/2010	$65,470,000	65,470,000
Federal Home Loan Bank Discount Note,
0.150%, 06/16/2010	75,000,000	74,995,313

		140,465,313
Securities Lending Collateral - 3.19%
John Hancock Cash Collateral Investment
Trust, 0.2693% (W)(Y)	6,897,178	69,020,748

TOTAL SHORT-TERM INVESTMENTS (Cost $209,468,143)		$209,486,061

Total Investments (Index 500 Fund)
(Cost $1,951,261,498) - 102.47%		$2,220,991,546
Other assets and liabilities, net - (2.47%)		(53,521,174)

TOTAL NET ASSETS - 100.00%		$2,167,470,372

International Equity Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.76%
Australia - 5.29%
AGL Energy, Ltd.	13,778	$160,665
Alumina, Ltd.	67,437	95,518
AMP, Ltd. (L)	64,333	303,197
Aristocrat Leisure, Ltd.	9,625	33,271
Arrow Energy NL (I)	20,046	82,645
Asciano Group (I)	70,683	95,349
Australia & New Zealand Banking Group, Ltd.	77,431	1,456,443
Australian Stock Exchange, Ltd.	5,337	139,083
Axa Asia Pacific Holdings, Ltd.	27,582	135,341
Bendigo and Adelaide Bank, Ltd.	8,817	63,111
BGP Holdings PLC (I)	181,302	0
BHP Billiton, Ltd.	103,197	3,327,086
Billabong International, Ltd.	4,813	40,700

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
BlueScope Steel, Ltd. (I)	56,829	$111,157
Boral, Ltd.	19,031	89,050
Brambles, Ltd.	39,479	221,344
Caltex Australia, Ltd.	3,106	28,491
Centro Properties Group, Ltd. (I)	20,831	3,337
Centro Retail Group (I)	32,506	5,755
CFS Gandel Retail Trust	56,771	92,377
Coca-Cola Amatil, Ltd.	17,898	164,177
Cochlear, Ltd.	1,951	119,731
Commonwealth Bank of Australia (L)	47,402	2,052,983
Computershare, Ltd.	12,830	116,931
Crown, Ltd.	11,735	77,369
CSL, Ltd.	17,002	453,397
CSR, Ltd.	33,234	47,353
Dexus Property Group	143,890	94,018
Energy Resources of Australia, Ltd.	1,686	19,829
Fortescue Metals Group, Ltd. (I)	38,923	132,577
Foster’s Group, Ltd.	54,267	255,299
General Property Trust, Ltd.	49,866	110,991
Goodman Fielder, Ltd.	26,609	30,286
Goodman Group	163,559	86,875
Harvey Norman Holding, Ltd.	11,715	33,977
Incitec Pivot, Ltd.	52,703	134,190
James Hardie Industries, Ltd.	10,488	65,434
John Fairfax Holdings, Ltd.	52,429	66,746
Leighton Holdings, Ltd. (L)	4,815	132,422
Lend Lease Corp.	19,061	123,742
MacArthur Coal, Ltd.	3,885	38,945
Macquarie Airports, Ltd.	19,338	44,836
Macquarie Atlas Roads Group (I)	10,293	7,116
Macquarie Group, Ltd.	9,929	362,721
Macquarie Infrastructure Group	51,469	45,129
Metcash, Ltd.	24,580	79,785
Mirvac Group, Ltd.	79,879	88,223
National Australia Bank, Ltd.	63,690	1,322,558
Newcrest Mining, Ltd.	15,349	415,657
NRMA Insurance Group, Ltd.	59,940	182,433
OneSteel, Ltd.	41,817	112,819
Orica, Ltd.	11,446	247,526
Origin Energy, Ltd.	26,930	340,570
Oxiana, Ltd. (I)	71,949	64,906
Paladin Resources, Ltd. (I)	20,545	68,420
Qantas Airways, Ltd. (I)	35,521	74,869
QBE Insurance Group, Ltd.	30,718	509,161
Rio Tinto, Ltd.	13,588	769,159
Santos, Ltd.	25,735	269,479
Sims Group, Ltd.	4,815	80,703
Sonic Healthcare, Ltd.	12,082	104,104
SP Ausnet	49,346	34,947
Stockland	77,552	254,344
Suncorp-Metway, Ltd.	40,869	280,477
TABCORP Holdings, Ltd.	21,251	118,430
Tattersall’s, Ltd.	43,927	87,773
Telstra Corp., Ltd.	130,928	324,533
Toll Holdings, Ltd.	16,151	84,697
Transurban Group, Ltd.	33,262	120,305
Virgin Blue Holdings, Ltd. (I)	12,681	3,528
Wesfarmers, Ltd.	30,834	756,488
Wesfarmers, Ltd., PPS	5,237	128,574
Westfield Group	62,923	675,862
Westpac Banking Corp.	89,191	1,725,769
Woodside Petroleum, Ltd.	16,058	581,479
Woolworths, Ltd.	38,561	866,412

The accompanying notes are an integral part of the financial statements.	85

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
WorleyParsons, Ltd.	5,463	$113,626

		22,188,610
Austria - 0.26%
Amcor, Ltd.	34,934	180,841
Erste Group Bank AG (L)	5,692	205,577
Immoeast AG (L)	14,582	0
Immofinanz AG (I)(L)	33,941	105,144
Oesterreichische Elektrizitaets AG, Class A	2,358	75,279
OMV AG (L)	4,785	152,584
Raiffeisen International Bank
Holding AG (I)(L)	1,886	81,378
Telekom Austria AG (L)	10,175	129,959
Voestalpine AG	3,703	102,377
Wiener Staedtische Allgemeine
Versicherung AG	1,245	52,618

		1,085,757
Belgium - 0.66%
Anheuser-Busch InBev NV	22,031	1,063,944
Anheuser-Busch InBev NV, VVPR (I)	9,984	61
Belgacom SA	4,395	135,069
Colruyt SA	517	117,704
Compagnie Nationale A Portefeuille, ADR (L)	1,252	55,253
Delhaize Group SA (L)	3,273	259,154
Dexia SA (I)(L)	18,989	78,923
Fortis	67,089	171,130
Groupe Bruxelles Lambert SA	2,498	180,563
KBC Ancora, ADR (I)	3,251	62,664
KBC Bancassurance Holding NV (I)	5,137	201,351
Mobistar SA	1,016	50,977
Solvay SA (L)	1,988	174,466
UCB SA	3,184	105,269
Umicore	3,377	102,434

		2,758,962
Bermuda - 0.04%
Seadrill, Ltd.	9,208	177,704
Brazil - 1.73%
All America Latina Logistica SA	13,600	108,203
B2W Companhia Global Do Varejo	2,100	35,283
Banco do Brasil SA	16,700	238,224
Banco Santander Brasil SA	17,741	187,906
BM&F BOVESPA SA	39,960	266,144
BR Malls Participacoes SA	4,545	57,897
Brasil Telecom SA (I)	653	5,726
Brasil Telecom SA - New York Exchange (I)	1,039	18,983
Brasil Telecom SA, SADR (I)	589	4,794
Centrais Eletricas Brasileiras SA	7,700	95,761
Centrais Eletricas Brasileiras SA, ADR	2,071	30,278
Cia de Concessoes Rodoviarias, ADR	6,400	130,548
Cia de Saneamento Basico do Estado de
Sao Paulo	4,279	82,232
Cia Energetica de Minas Gerais, ADR	647	9,297
Cielo SA	19,346	163,585
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar, ADR (L)	436	27,254
Companhia Siderurgica Nacional SA	16,232	248,660
Companhia Siderurgica Nacional SA, SADR	7,432	112,075
Companhia Vale do Rio Doce	37,206	1,021,441
Cosan SA Industria e Comercio (I)	4,738	53,981
CPFL Energia SA	3,100	62,553
Cyrela Brazil Realty SA	10,000	108,442
Duratex SA	7,692	65,886
EDP - Energias do Brasil SA	2,700	49,515

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Empresa Brasileira de Aeronautica SA	13,400	$71,736
Empresa Brasileira de Aeronautica
SA, ADR (L)	1,575	34,304
Fibria Celulose SA, SADR (I)	2,219	35,415
Gafisa SA	12,563	75,878
Gerdau SA, SADR	92	1,238
Hypermarcas SA	8,677	117,202
JBS SA	18,485	73,585
LLX Logistica SA (I)	12,720	51,683
Localiza Rent A Car SA	4,320	45,305
Lojas Renner SA	4,400	105,093
Marfrig Frigorificos e Comercio de
Alimentos SA	7,701	72,221
MMX Mineracao e Metalicos SA (I)	5,058	30,577
MRV Engenharia e Participacoes SA	10,285	66,750
Multiplan Empreendimentos Imobiliarios SA	2,485	46,050
Natura Cosmeticos SA	5,700	118,616
OGX Petroleo e Gas Participacoes SA (I)	40,200	357,799
PDG Realty SA Empreendimentos
e Participacoes	13,946	117,234
Perdigao SA	21,200	271,220
Petroleo Brasileiro SA	66,784	1,249,690
Petroleo Brasileiro SA, ADR (L)	1,964	69,958
Petroleo Brasileiro SA, SADR	3,282	101,644
Porto Seguro SA	3,398	35,076
Redecard SA	11,182	168,843
Rossi Residencial SA	6,137	43,974
Souza Cruz SA	2,700	98,586
Tele Norte Leste Participacoes SA	2,500	49,128
Tele Norte Leste Participacoes SA, ADR	5,457	84,311
Tractebel Energia SA	4,200	47,598
Ultrapar Participacoes SA	2,500	112,272
Usinas Siderurgicas de Minas Gerais SA	4,100	101,304
Usinas Siderurgicas de Minas Gerais
SA, SADR	1,235	31,493
Vale SA	300	6,915
Vale SA, SADR	3,177	86,383
Vivo Participacoes SA, ADR	802	21,911
Votorantim Celulose e Papel SA (I)	3,592	58,182

		7,243,842
Canada - 7.64%
Agnico-Eagle Mines, Ltd.	4,600	272,163
Agrium, Inc.	4,600	258,336
Alimentation Couche Tard, Inc.	3,200	59,059
ARC Energy Trust	2,700	54,057
Athabasca Oil Sands Corp. (I)	6,800	69,629
Bank of Montreal	17,200	1,020,116
Bank of Nova Scotia	31,200	1,436,587
Barrick Gold Corp.	29,908	1,260,080
BCE, Inc.	7,573	221,864
Biovail Corp.	5,300	79,052
Bombardier, Inc.	41,500	192,075
Bonavista Energy Trust	2,000	45,806
Brookfield Asset Management, Inc.	16,125	410,857
Brookfield Properties Corp.	9,350	134,821
CAE, Inc.	5,800	52,637
Cameco Corp.	11,300	277,674
Canadian Imperial Bank of Commerce	12,000	821,758
Canadian National Railway Company	14,400	846,493
Canadian Natural Resources, Ltd.	33,600	1,194,389
Canadian Oil Sands Trust	7,000	191,316
Canadian Pacific Railway, Ltd.	5,200	292,181
Canadian Tire Corp., Ltd.	2,000	110,316
Canadian Utilities, Ltd.	2,100	89,659

The accompanying notes are an integral part of the financial statements.	86

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Cenovus Energy, Inc.	22,500	$623,962
CGI Group, Inc. (I)	7,600	117,855
CI Financial Corp.	4,100	72,305
Crescent Point Energy Corp.	5,700	211,703
Eldorado Gold Corp.	16,800	289,699
Empire Company, Ltd.	600	29,871
Enbridge, Inc.	11,100	504,420
EnCana Corp.	23,500	745,434
Enerplus Resources Fund	4,600	104,783
Ensign Energy Services, Inc.	3,100	39,848
Fairfax Financial Holdings, Ltd.	600	225,021
Finning International, Inc.	5,800	97,192
First Quantum Minerals, Ltd.	2,600	139,937
Fortis, Inc.	4,300	110,629
Franco-Nevada Corp.	3,700	106,879
George Weston, Ltd.	1,700	118,979
Gerdau Ameristeel Corp. (I)	2,700	20,510
Gildan Activewear, Inc. (I)	2,700	80,699
Goldcorp, Inc.	21,953	952,994
Great-West Lifeco, Inc.	8,300	198,728
Husky Energy, Inc.	8,200	208,619
IAMGOLD Corp.	11,500	201,050
IGM Financial, Inc.	3,100	115,817
Imperial Oil, Ltd.	8,500	328,514
Industrial Alliance Insurance and Financial
Services, Inc.	1,900	60,976
Inmet Mining Corp.	1,400	69,058
Intact Financial Corp.	3,100	135,135
Ivanhoe Mines, Ltd. (I)	8,700	126,195
Jazz Air Income Fund	415	1,667
Kinross Gold Corp.	21,958	383,883
Loblaw Companies, Ltd.	3,400	126,279
Magna International, Inc. (L)	3,100	213,737
Manulife Financial Corp. (C)	54,700	939,071
MDS, Inc. (I)	1,400	12,011
Metro, Inc.	2,800	116,232
National Bank of Canada	4,700	259,870
Nexen, Inc.	15,400	345,357
Niko Resources, Ltd.	1,400	139,599
Onex Corp.	2,300	58,691
Open Text Corp. (I)	1,900	82,045
Pacific Rubiales Energy Corp. (I)	7,600	160,645
Pan American Silver Corp.	3,700	93,851
Penn West Energy Trust	12,015	234,361
PetroBakken Energy, Ltd., Class A	2,000	46,073
Petrobank Energy & Resources, Ltd.	2,200	94,538
Potash Corp. of Saskatchewan, Inc.	8,900	909,959
Power Corp. of Canada	10,500	276,152
Power Financial Corp.	7,900	220,362
Precision Drilling Trust	1,371	9,812
Progress Energy Resources Corp.	3,400	39,908
Provident Energy Trust	5,400	39,164
QLT, Inc. (I)	250	1,479
Red Back Mining, Inc. (I)	7,400	188,760
Research In Motion, Ltd. (I)	15,600	946,064
RioCan Real Estate Investment Trust	2,600	46,770
Ritchie Bros. Auctioneers, Inc.	1,900	38,602
Rogers Communications, Inc.	14,800	509,575
Royal Bank of Canada	43,300	2,277,599
Saputo, Inc.	3,700	103,808
Shaw Communications, Inc., Class B (L)	11,400	208,657
Sherritt International Corp.	6,000	38,248
Shoppers Drug Mart Corp.	6,500	220,823
Silver Wheaton Corp. (I)	8,600	162,825
SNC-Lavalin Group, Inc.	4,400	193,232

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Sun Life Financial, Inc. (L)	17,100	$493,956
Suncor Energy, Inc.	48,224	1,495,639
Talisman Energy, Inc.	30,300	520,470
Teck Resources, Ltd.	14,352	500,451
Telus Corp.	1,400	52,251
TELUS Corp.	4,800	170,398
The Toronto-Dominion Bank	26,100	1,787,074
Thomson Corp.	11,093	399,619
Tim Hortons, Inc.	5,900	196,667
TMX Group, Inc.	1,400	36,473
Trans-Canada Corp.	21,400	724,974
TransAlta Corp.	5,500	108,121
Vermilion Energy Trust	1,100	35,218
Viterra, Inc. (I)	8,600	63,850
Yamana Gold, Inc.	23,093	250,345
Yellow Pages Income Fund	5,800	35,423

		32,038,375
Cayman Islands - 0.04%
China Dongxiang Group Company	70,500	47,354
China High Speed Transmission Equipment
Group Company, Ltd.	29,000	67,934
Hopewell Highway Infrastructure, Ltd., GDR	2,300	1,524
Xinao Gas Holdings, Ltd.	24,000	63,958

		180,770
Chile - 0.33%
Banco Santander Chile SA, ADR (L)	2,104	130,595
Cia Cervecerias Unidas SA, ADR	1,107	45,265
CorpBanca SA, SADR (L)	650	27,671
Embotelladora Andina SA, ADR, Series A	915	15,409
Embotelladora Andina SA, ADR, Series B	1,006	20,683
Empresa Nacional de Electricidad
SA, ADR (L)	8,211	367,196
Enersis SA, SADR	20,061	378,150
Lan Airlines SA, SADR (L)	4,620	85,932
Sociedad Quimica y Minera de Chile SA,
ADR, B Shares (L)	8,363	280,579
Vina Concha Y Toro SA, ADR (L)	911	37,797

		1,389,277
China - 2.68%
Air China, Ltd. (I)	71,466	71,958
Aluminum Corp. of China, Ltd. (I)	130,780	111,525
Angang Steel Company, Ltd., Class H	37,012	52,288
Anhui Conch Cement Company, Ltd.	26,140	85,607
Anta Sports Products, Ltd.	26,000	44,678
Bank of China, Ltd. Class H	1,745,474	869,778
Bank of Communications
Company, Ltd., Class H	181,879	192,942
BBMG Corp.	32,000	30,741
Beijing Capital International Airport
Company, Ltd., Class H	81,211	44,431
Beijing Datang Power Generation
Compnay, Ltd., Class H	97,136	38,049
BYD Company, Ltd., Class H	16,994	142,519
China BlueChemical, Ltd.	68,000	42,269
China Citic Bank Corp, Ltd.	151,000	90,370
China Coal Energy Company, Series H	107,595	147,856
China Communications
Construction Company, Ltd.	145,665	123,657
China Communications Services
Corp., Ltd., Class H	82,000	36,122
China Construction Bank Corp. (I)	1,394,118	1,127,985
China COSCO Holdings Company, Ltd.	87,379	97,407
China Life Insurance Company, Ltd.	227,376	1,000,158

The accompanying notes are an integral part of the financial statements.	87

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
China Longyuan Power Group Corp. (I)	48,000	$47,899
China Merchants Bank Company, Ltd.	128,355	304,963
China Minsheng Banking Corp. Ltd.	107,500	108,102
China National Building
Material Company, Ltd.	36,000	58,625
China Oilfield Services, Ltd.	48,000	58,564
China Pacific Insurance Group Company, Ltd.	27,400	107,504
China Petroleum & Chemical Corp.	508,030	403,872
China Railway Construction Corp.	67,000	79,680
China Railway Group, Ltd. (I)	121,000	79,409
China Shenhua Energy Company, Ltd.	99,500	401,251
China Shipping Container Lines
Company, Ltd. (I)	134,076	47,181
China Shipping Development Company, Ltd.	39,568	54,272
China South Locomotive and Rolling
Stock Corp.	63,000	43,449
China Telecom Corp., Ltd.	424,396	194,582
China Unicom, Ltd.	182,416	223,498
China Yurun Food Group, Ltd.	44,000	118,951
China Zhongwang Holdings, Ltd.	66,400	49,972
Country Garden Holdings Company	162,471	47,366
Dongfang Electrical Machinery Company, Ltd.	20,000	66,526
Dongfeng Motor Group Company, Ltd.	90,780	110,409
Foxconn International Holdings, Ltd. (I)	64,000	46,687
Golden Eagle Retail Group, Ltd.	24,000	48,700
Greentown China Holdings, Ltd.	24,500	26,619
Guangdong Investment, Ltd.	96,780	46,983
Guangshen Railway Company, Ltd.	61,211	20,911
Guangzhou R&F Properties
Company, Ltd., Class H	28,000	35,493
Hidili Industry International
Development, Ltd. (I)	36,000	31,902
Huaneng Power International, Inc., Class H	90,564	49,897
Industrial & Commercial Bank of China, Ltd.	1,396,000	1,034,486
Jiangsu Expressway, Ltd.	46,855	42,725
Jiangxi Copper Company, Ltd., Class H	44,925	89,199
Lenovo Group, Ltd.	156,564	95,108
Maanshan Iron & Steel Company, Ltd.	77,925	37,930
Metallurgical Corp of China Ltd (I)	81,000	38,178
PetroChina Company, Ltd., Class H	647,739	709,598
PICC Property & Casualty
Company, Ltd., Class H (I)	74,780	68,956
Ping An Insurance Group Company
of China, Ltd.	39,855	320,932
Semiconductor Manufacturing
International Corp.	601,000	52,486
Shanghai Electric Group Company, Ltd. (I)	91,136	41,902
Shui On Land, Ltd.	116,650	51,236
Sinopec Shanghai Petrochemical
Company, Ltd., Class H	92,066	34,999
Sinopharm Group Company	18,400	73,138
Tencent Holdings, Ltd.	28,000	541,560
Tingyi Cayman Islands Holding Corp.	52,000	119,675
Tsingtao Brewery Company, Ltd., Series H	16,000	75,208
Want Want China Holdings, Ltd.	87,000	68,604
Weichai Power Compnay, Ltd.	6,800	50,521
Wumart Stores, Inc.	22,000	44,981
Yanzhou Coal Mining Company, Ltd., Class H	59,210	137,333
Zhejiang Expressway Company, Ltd., Class H	54,282	49,985
Zijin Mining Group, Ltd.	127,686	95,112
ZTE Corp., Class H	24,820	82,559

		11,220,018
Colombia - 0.16%
BanColombia SA	14,194	678,757

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Czech Republic - 0.08%
CEZ AS	4,862	$208,400
Komercni Banka AS	489	86,360
Telefonica O2 Czech Republic AS	2,393	47,067

		341,827
Denmark - 0.68%
A P Moller Maersk A/S	19	140,655
A P Moller Maersk A/S, Series A	42	320,845
Carlsberg A/S	3,400	259,563
Coloplast A/S	923	95,782
Danske Bank A/S (I)	14,000	284,317
DSV A/S, ADR	6,700	99,586
Novo Nordisk A/S	13,550	1,046,751
Novozymes A/S, B Shares (L)	1,500	160,864
TrygVesta A/S	1,025	55,809
Vestas Wind Systems A/S (I)	6,600	315,839
William Demant Holdings A/S (I)	900	64,068

		2,844,079
Egypt - 0.11%
Commercial International Bank	7,323	93,470
Egypt Kuwait Holding Company	22,410	36,752
Egyptian Company for Mobile Services	751	24,397
Egyptian Financial Group-Hermes Holding	7,160	39,212
EL EZZ Steel Company (I)	9,469	31,784
Orascom Construction Industries	2,165	94,854
Orascom Telecom Holding SAE	74,402	82,939
Talaat Moustafa Group (I)	21,101	29,822
Telecom Egypt	6,820	20,422

		453,652
Finland - 0.75%
Elisa OYJ, Class A (I)	4,100	68,949
Fortum OYJ	13,596	304,020
Kesko OYJ	2,400	77,092
Kone OYJ	5,072	197,962
Metra Oyj	2,700	116,302
Metso Oyj	4,100	129,783
Neste Oil Oyj (L)	4,765	71,639
Nokia AB Oyj	116,100	1,194,581
Nokian Renkaat Oyj (L)	3,800	88,522
Orion Oyj, Series B	3,495	61,310
Outokumpu Oyj	4,000	63,432
Pohjola Bank PLC	4,484	43,987
Rautaruukki Oyj (L)	3,200	50,667
Sampo Oyj	13,547	287,436
Sanoma Oyj	3,520	63,133
Stora Enso Oyj, Series R	17,500	130,798
UPM-Kymmene Oyj	15,800	202,970

		3,152,583
France - 6.15%
Accor SA (I)(L)	4,782	228,028
Aeroports de Paris	943	64,221
Air France KLM (I)	3,726	45,217
Air Liquide SA	8,348	819,026
Alcatel-Lucent (I)	72,348	186,680
Alstom SA	6,496	312,474
Atos Origin SA (I)	997	44,428
AXA SA	52,894	874,879
BioMerieux SA	479	49,238
BNP Paribas (L)	28,760	1,636,745
Bouygues SA	6,505	278,641
Bureau Veritas SA	1,080	57,294
Cap Gemini SA (L)	4,070	182,944
Carrefour SA (L)	19,770	819,263

The accompanying notes are an integral part of the financial statements.	88

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Casino Guichard Perrachon SA (L)	1,584	$121,506
Christian Dior SA (L)	1,910	184,503
Cie de Saint-Gobain SA (L)	11,921	460,004
Cie Generale de Geophysique-Veritas (I)	4,577	101,699
CNP Assurances SA	1,329	93,613
Compagnie Generale des Etablissements
Michelin, Class B	4,218	282,593
Credit Agricole SA (L)	27,636	301,578
Danone SA	16,588	856,856
Dassault Systemes SA	2,138	124,697
Eiffage SA	858	37,723
Electricite de France (L)	7,593	334,160
Eramet	92	25,299
Essilor International SA (L)	6,411	366,074
Eurazeo	782	47,498
European Aeronautic Defence &
Space Company (I)	12,529	250,897
Eutelsat Communications	2,965	97,136
Fonciere Des Regions (L)	630	58,069
France Telecom SA	57,542	1,096,414
GDF Suez (L)	37,859	1,175,602
GDF Suez, VVPR (I)	1,386	2
Gecina SA	319	26,564
Groupe Eurotunnel SA	14,647	113,525
Hermes International SA	1,657	219,176
ICADE	808	66,977
Iliad SA (L)	310	26,131
Imerys SA	677	35,482
Ipsen SA	891	37,854
JC Decaux SA (I)	1,422	33,956
Klepierre SA (L)	2,486	66,897
L’Oreal SA	7,255	681,111
Lafarge SA	5,968	345,657
Lagardere S.C.A	2,996	96,476
Legrand SA, ADR (L)	2,797	82,778
LVMH Moet Hennessy SA (L)	7,409	785,282
M6-Metropole Television	1,462	29,843
Natixis (I)	28,904	128,305
Neopost SA	746	54,666
PagesJaunes Groupe SA (L)	2,127	24,657
Pernod-Ricard SA	5,813	441,761
Peugeot SA (I)	3,886	93,344
PPR (L)	2,254	271,681
Publicis Groupe SA (L)	3,650	152,893
Renault SA (I)	5,541	200,157
Safran SA (L)	5,528	150,964
Sanofi-Aventis SA (L)	32,545	1,978,374
Schneider Electric SA (L)	7,023	707,850
SCOR SE (L)	5,481	107,232
Societe BIC SA	1,019	72,829
Societe Generale (L)	18,954	816,670
Societe Television Francaise	2,677	38,388
Sodexho Alliance	3,093	175,169
STMicroelectronics NV	20,582	162,663
Suez Environnement SA (L)	8,844	152,207
Technip SA	2,870	186,707
Thales SA (L)	2,308	79,230
Total SA (L)	64,991	3,014,380
Unibail-Rodamco SE	2,746	428,540
Vallourec SA (L)	1,778	332,554
Veolia Environnement SA (L)	12,016	309,384
Vinci SA (L)	13,882	629,619
Vivendi SA	37,589	814,881

		25,787,815

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany - 4.95%
Adidas AG	6,703	$337,181
Allianz SE	14,042	1,404,768
BASF SE	28,393	1,502,946
Bayer AG	25,586	1,431,106
Bayerische Motoren Werke (BMW) AG	10,447	487,565
Beiersdorf AG	2,799	152,703
Celesio AG	2,653	66,287
Commerzbank AG (I)(L)	21,964	156,899
Continental AG (I)	1,528	72,082
CPBVolkswagen AG (L)	2,233	192,564
Daimler AG (I)	27,909	1,406,650
Deutsche Bank AG (L)	18,305	1,089,001
Deutsche Boerse AG (L)	6,199	377,897
Deutsche Lufthansa AG (I)	7,699	102,121
Deutsche Post AG	28,335	422,166
Deutsche Postbank AG (I)	2,935	89,298
Deutsche Telekom AG	88,326	989,699
E.ON AG	58,677	1,783,816
Fraport AG, ADR (L)	1,390	63,778
Fresenius AG	898	56,741
Fresenius Medical Care AG	6,188	312,758
GEA Group AG	5,073	102,493
Hannover Rueckversicherung AG	2,194	94,910
HeidelbergCement AG	4,574	248,163
Henkel AG & Company, KGaA	4,261	170,839
Hochtief AG	1,430	91,815
Infineon Technologies AG (I)	35,700	204,553
K&S AG	5,577	250,957
Linde AG	4,791	494,018
MAN AG	3,408	292,340
Merck KGAA	2,089	150,845
Metro AG	3,521	185,406
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe)	6,169	784,898
Puma AG	207	58,896
Qiagen AG (I)	7,149	152,960
RWE AG	13,022	933,904
Salzgitter AG (L)	1,207	77,957
SAP AG (L)	26,618	1,152,615
Siemens AG	25,356	2,307,213
Suedzucker AG	2,300	41,944
ThyssenKrupp AG	10,566	285,039
TUI AG (I)	4,963	45,148
United Internet AG (L)	4,185	53,736
Wacker Chemie AG	585	73,424

		20,752,099
Greece - 0.20%
Alpha Bank A.E. (I)	14,784	82,692
Bank of Cyprus PCL	19,498	86,767
Coca-Cola Hellenic Bottling Company SA	5,385	120,414
EFG Eurobank Ergasias SA (I)	9,415	45,948
Hellenic Telecommunications Organization SA	8,670	71,942
National Bank of Greece SA (I)	17,844	220,014
OPAP SA	7,390	117,645
Piraeus Bank SA (I)	11,083	55,724
Public Power Corp. SA (I)	3,790	58,704

		859,850
Hong Kong - 3.10%
Agile Property Holdings, Ltd.	47,211	50,871
Alibaba.com, Ltd.	43,000	85,929
ASM Pacific Technology, Ltd.	7,500	56,830
Bank of East Asia, Ltd.	47,391	173,462
Beijing Enterprises Holdings, Ltd.	16,714	106,899

The accompanying notes are an integral part of the financial statements.	89

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Belle International Holdings, Ltd.	121,888	$163,114
BOC Hong Kong Holdings, Ltd.	120,000	270,626
Cathay Pacific Airways, Ltd.	44,000	87,137
Chaoda Modern Agriculture Holdings, Ltd.	73,214	70,051
Cheung Kong Holdings, Ltd.	44,000	501,515
Cheung Kong Infrastructure Holdings, Ltd.	16,000	57,742
China Agri-Industries Holdings, Ltd.	65,784	76,206
China Everbright, Ltd.	21,784	48,568
China Mengniu Dairy Company, Ltd.	36,498	108,748
China Merchants Holdings
International Company, Ltd.	37,828	118,055
China Mobile, Ltd.	185,970	1,761,441
China Overseas Land & Investment, Ltd.	132,397	261,856
China Resource Power Holdings, Ltd.	50,532	101,111
China Resources Enterprises, Ltd.	38,855	134,234
China Resources Land, Ltd.	61,211	115,718
China Taiping Insurance
Holdings Company, Ltd.	26,000	83,813
China Travel International Investment Hong
Kong, Ltd. (I)	175,709	37,234
Citic Pacific, Ltd.	36,033	65,806
CLP Holdings, Ltd.	65,000	457,882
CNOOC, Ltd.	546,716	874,869
CNPC Hong Kong, Ltd.	80,000	110,552
COSCO Pacific, Ltd.	37,508	46,244
Denway Motors, Ltd.	175,559	74,405
Esprit Holdings, Ltd.	35,001	206,327
Fosun International	65,500	43,827
Franshion Properties China, Ltd.	106,000	32,672
Fushan International Energy Group, Ltd.	82,000	50,971
Geely Automobile Holdings Company, Ltd.	125,000	43,826
GOME Electrical Appliances
Holdings, Ltd. (I)	221,695	68,333
Hang Lung Group, Ltd.	27,000	130,901
Hang Lung Properties, Ltd.	68,000	238,852
Hang Seng Bank, Ltd.	24,100	319,728
Henderson Land Development Company, Ltd.	33,508	199,463
Hengan International Group Compnay, Ltd.	22,000	160,767
Hong Kong & China Gas Company, Ltd.	138,257	306,472
Hong Kong Electric Holdings, Ltd.	43,000	255,966
Hong Kong Exchanges & Clearing, Ltd.	32,000	492,757
Hopewell Holdings, Ltd.	22,000	59,758
Hopson Development Holdings, Ltd.	24,000	29,898
Huabao International Holdings, Ltd.	45,000	55,481
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	59,000	11,896
Hutchison Whampoa, Ltd.	65,000	404,455
Hysan Development Company, Ltd.	24,776	64,276
Kerry Properties, Ltd.	24,768	103,221
Kingboard Chemical Holdings, Ltd.	18,000	84,378
Li & Fung, Ltd.	71,600	310,349
Li Ning Company, Ltd.	25,249	88,202
Lifestyle International Holdings, Ltd.	15,500	29,382
Mongolia Energy Company, Ltd. (I)	84,000	30,854
MTR Corp., Ltd.	45,208	153,279
New World Development Company, Ltd.	79,074	126,130
Nine Dragons Paper Holdings, Ltd.	51,000	75,979
Noble Group, Ltd.	134,345	173,670
NWS Holdings, Ltd.	26,276	46,030
Orient Overseas International, Ltd. (I)	9,000	59,874
Parkson Retail Group, Ltd.	42,500	68,883
PCCW, Ltd.	148,000	40,296
Poly Hong Kong Investment, Ltd.	52,000	53,961
Renhe Commercial Holdings
Compnay, Ltd. (I)	294,000	64,944

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Shandong Weigao Group Medical
Polymer Company, Ltd.	12,000	$45,849
Shanghai Industrial Holdings, Ltd.	18,070	75,887
Shangri-La Asia, Ltd.	48,000	84,578
Shimao Property Holdings, Ltd., GDR	49,500	73,744
Sino Land Company, Ltd.	59,710	98,310
Sino-Forest Corp. (I)	6,100	105,887
Sino-Ocean Land Holdings, Ltd.	100,365	74,116
Sinofert Holdings, Ltd. (I)	76,000	35,821
Sinotruk Hong Kong, Ltd.	26,500	21,135
Skyworth Digital Holdings, Ltd.	56,000	45,957
Soho China, Ltd.	73,500	39,268
Sun Hung Kai Properties, Ltd.	44,281	584,052
Swire Pacific, Ltd.	24,000	264,615
Television Broadcasting Company, Ltd.	11,000	48,598
The Link	68,934	166,085
Wharf Holdings, Ltd.	45,625	227,645
Wheelock and Company, Ltd.	33,000	89,213
Wing Hang Bank, Ltd.	6,585	57,635
Yue Yuen Industrial Holdings, Ltd.	21,000	64,593

		12,989,964
Hungary - 0.11%
Gedeon Richter Rt.	323	59,755
Magyar Telekom Rt.	18,477	57,776
MOL Magyar Olaj & Gazipari Rt. (I)	1,808	148,414
OTP Bank Rt. (I)(L)	7,382	190,872

		456,817
India - 1.88%
Dr. Reddy’s Laboratories, Ltd., ADR (L)	12,973	372,325
Grasim Industries, Ltd., ADR (L)	2,144	85,475
ICICI Bank, Ltd., SADR (L)	32,845	1,208,368
Infosys Technologies, Ltd., ADR (L)	40,019	2,302,293
Larsen & Toubro, Ltd.	13,934	490,477
Larsen & Toubro, Ltd., ADR (L)(S)	2,732	95,884
Ranbaxy Laboratories, Ltd., ADR (I)	13,991	126,619
Reliance Communication, Ltd., ADR (L)(S)	34,017	108,191
Reliance Energy, Ltd., ADR (S)	447	30,590
Reliance Industries, Ltd., ADR (L)(S)	40,409	1,809,919
Reliance Natural Resources, Ltd., ADR (I)(S)	8,956	20,291
Satyam Computer Services, Ltd., ADR (I)(L)	19,591	101,285
State Bank of India, GDR	2,912	276,349
Tata Communications, Ltd., ADR	2,096	22,322
Tata Motors, Ltd., SADR (L)	13,990	233,353
Wipro, Ltd., ADR (L)	28,235	597,170

		7,880,911
Indonesia - 0.50%
Adaro Energy Tbk	310,500	67,684
Aneka Tambang Tbk PT (I)	82,500	18,208
Astra Agro Lestari Tbk PT	10,000	21,635
Astra International Tbk PT	65,500	308,046
Bank Central Asia Tbk PT	368,000	222,605
Bank Danamon Indonesia Tbk PT	102,926	57,773
Bank Mandiri Tbk PT	230,000	134,114
Bank Negara Indonesia Persero Tbk PT	164,500	44,823
Bank Pan Indonesia Tbk PT (I)	25,750	3,199
Bank Rakyat Indonesia Tbk PT	178,000	166,845
Bumi Resources Tbk PT	527,000	116,313
Gudang Garam Tbk PT	17,500	64,278
Indocement Tunggal Prakarsa Tbk PT	46,500	76,022
Indofood Sukses Makmur Tbk PT	130,500	51,916
Indosat Tbk PT	45,500	25,540
International Nickel Indonesia Tbk PT	50,000	21,526
Perusahaan Gas Negara Tbk PT	347,500	147,711

The accompanying notes are an integral part of the financial statements.	90

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
PT Indo Tambangray	8,500	$33,352
PT Telekomunikiasi Indonesia Tbk
PT, SADR (L)	1,909	63,245
Semen Gresik Persero Tbk PT	53,000	48,812
Tambang Batubara Bukit Asam Tbk PT	28,000	53,253
Telekomunikasi Indonesia Tbk PT	225,000	190,055
Unilever Indonesia Tbk PT (L)	49,000	83,313
United Tractors Tbk PT	48,833	97,666

		2,117,934
Ireland - 0.33%
Allied Irish Banks PLC - London Exchange (I)	1,000	1,266
Anglo Irish Bank Corp. PLC	29,183	5,557
Bank of Ireland (I)	22,142	19,462
C&C Group PLC	191	758
CRH PLC	20,629	456,458
CRH PLC - London Exchange	63	1,417
Elan Corp. PLC	11,458	67,102
Elan Corp. PLC - Euro Comp Exchange	3,097	17,425
Experian PLC	31,933	286,926
Greencore Group PLC	32	50
Kerry Group PLC	4,052	112,459
Ryanair Holdings PLC, SADR (I)	1,496	35,216
Shire PLC	17,578	362,873

		1,366,969
Israel - 0.64%
Alvarion, Ltd., ADR (I)	649	1,434
Audio Codes, Ltd. (I)	664	1,872
Bank Hapoalim, Ltd. (I)	33,982	127,679
Bank Leumi Le-Israel, Ltd. (I)	39,508	156,604
Bezek Israeli Telecommunications Corp., Ltd.	36,720	79,935
Cellcom Israel, Ltd.	1,227	31,305
Cellcom Israel, Ltd. - Tel Aviv Exchange	1,500	40,380
Check Point Software Technologies, Ltd. (I)	4,907	150,498
Delek Group, Ltd.	167	34,284
Delek Real Estate, Ltd. (I)	4,500	1,869
Discount Investment Corp.	1,168	20,842
Elbit Systems, Ltd.	841	42,783
Given Imaging Corp., ADR (I)	209	3,612
Israel Chemicals, Ltd.	15,651	169,342
Israel Corp., Ltd. (I)	77	49,908
Israel Discount Bank, Ltd. (I)	17,689	29,600
Makhteshim-Agam Industries, Ltd.	10,813	37,361
Mizrahi Tefahot Bank, Ltd. (I)	6,424	48,605
Nice Systems, Ltd. (I)	2,253	64,579
Ormat Industries, Ltd.	1,927	12,963
Partner Communications Company, Ltd.	1,898	32,642
RADWARE, Ltd., ADR (I)	413	7,810
Syneron Medical, Ltd., ADR (I)	423	4,425
Teva Pharmaceutical Industries, Ltd.	28,477	1,518,528

		2,668,860
Italy - 1.89%
A2A SpA	38,352	56,953
Assicurazioni Generali SpA (L)	36,563	671,507
Autogrill SpA (I)	5,120	57,496
Autostrade SpA (L)	8,215	152,995
Banca Carige SpA	26,421	52,292
Banca Intesa SpA (L)	32,386	66,486
Banca Monte dei Paschi di Siena SpA (I)	71,877	80,362
Banca Popolare di Milano SpA (L)	14,062	59,897
Banche Popolari Unite SpA	18,665	168,760
Banco Popolare Societa Cooperativa	21,412	118,382
Enel SpA	204,871	941,282
Eni SpA (L)	80,478	1,503,761

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Exor SpA (L)	2,902	$48,446
Fiat SpA	24,739	271,424
Finmeccanica SpA (L)	12,966	138,511
Intesa Sanpaolo SpA (L)	241,329	644,506
Luxottica Group SpA (L)	3,864	93,148
Mediaset SpA (L)	23,427	145,290
Mediobanca SpA (I)	15,719	120,288
Mediolanum SpA (L)	8,733	36,474
Parmalat SpA	57,287	138,733
Pirelli & Company SpA	135,780	71,940
Prysmian SpA	3,599	55,569
Saipem SpA	8,565	269,015
Snam Rete Gas SpA (L)	44,915	181,930
Telecom Italia SpA (L)	313,654	366,875
Telecom Italia SpA, RSP (L)	189,396	172,872
Terna Rete Elettrica Nazionale SpA	42,422	159,968
UniCredit Italiano SpA (L)	508,119	1,086,858

		7,932,020
Japan - 15.18%
ABC-MART, Inc.	700	24,620
Acom Company, Ltd. (L)	650	8,453
Advantest Corp.	4,200	94,624
AEON Company, Ltd.	18,400	192,026
AEON Credit Service Company, Ltd.	1,600	15,890
Aeon Mall Company, Ltd.	1,700	34,700
Air Water, Inc.	3,000	33,580
Aisin Seiki Company, Ltd.	6,000	167,111
Ajinomoto Company, Inc.	19,000	161,174
Alfresa Holdings Corp.	800	38,145
All Nippon Airways Company, Ltd. (I)	20,000	60,137
Amada Company, Ltd.	9,000	65,185
Aozora Bank, Ltd.	13,000	15,978
Asahi Breweries, Ltd.	10,800	182,281
Asahi Glass Company, Ltd.	32,000	338,524
Asahi Kasei Corp.	36,000	189,235
Asics Corp.	4,000	35,643
Astellas Pharma, Inc.	13,500	434,815
Bank of Kyoto, Ltd.	11,000	87,638
Bank of Yokohama, Ltd.	40,000	190,947
Benesse Holdings, Inc.	2,600	118,979
Bridgestone Corp.	17,700	286,696
Brother Industries, Ltd.	6,000	66,370
Canon Sales Company, Inc.	1,800	26,765
Canon, Inc.	32,400	1,331,556
Casio Computer Company, Ltd.	6,300	41,620
Central Japan Railway Company, Ltd.	44	358,760
Chiba Bank, Ltd.	23,000	140,082
Chiyoda Corp.	4,000	31,210
Chubu Electric Power Company, Inc.	20,900	483,710
Chugai Pharmaceutical Company, Ltd.	6,700	118,523
Chugoku Bank, Ltd.	4,000	46,486
Chugoku Electric Power Company, Inc.	7,600	143,451
Chuo Mitsui Trust Holdings, Inc.	31,000	110,222
Citizen Watch Company, Ltd.	7,400	44,258
Coca-Cola West Japan Company, Ltd.	900	14,499
Cosmo Oil Company, Ltd.	11,000	32,110
Credit Saison Company, Ltd.	4,000	46,968
Dai Nippon Printing Company, Ltd.	16,000	195,775
Daicel Chemical Industries, Ltd.	7,000	48,933
Daido Steel Company, Ltd.	7,000	28,192
Daihatsu Motor Company, Ltd.	4,000	36,433
Daiichi Sankyo Company, Ltd.	20,800	367,495
Daikin Industries, Ltd.	6,800	223,868
Dainippon Sumitomo Pharma Company, Ltd.	3,700	28,747

The accompanying notes are an integral part of the financial statements.	91

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Daito Trust Construction Company, Ltd.	2,100	$105,893
Daiwa House Industry Company, Ltd.	15,000	143,210
Daiwa Securities Group, Inc.	53,000	237,300
Dena Company, Ltd.	2,400	72,375
Denki Kagaku Kogyo Kabushiki Kaisha	12,000	56,494
Denso Corp.	14,800	398,727
Dentsu, Inc.	4,700	119,918
Dowa Holdings Company, Ltd.	7,000	37,487
East Japan Railway Company	10,600	683,984
Eisai Company, Ltd. (L)	7,500	249,794
Electric Power Development Company, Ltd.	4,100	122,426
Elpida Memory, Inc. (I)	4,800	87,177
FamilyMart Company, Ltd.	2,200	71,680
Fanuc, Ltd.	6,200	653,849
Fast Retailing Company, Ltd.	1,500	210,700
Fuji Electric Holdings Company, Ltd.	15,000	42,140
Fuji Heavy Industries, Ltd. (I)	20,000	115,007
Fuji Television Network, Inc.	11	16,248
FUJIFILM Holdings Corp.	14,700	437,169
Fujitsu, Ltd.	59,000	378,765
Fukuoka Financial Group, Inc.	27,000	113,481
Furukawa Electric Company, Ltd.	29,000	124,752
GS Yuasa Corp. (L)	9,000	61,531
Gunma Bank	9,000	46,716
Hakuhodo DY Holdings, Inc.	650	33,097
Hankyu Hanshin Holdings, Inc.	31,200	137,982
Hino Motors, Ltd.	6,000	30,288
Hirose Electric Company, Ltd.	1,000	94,705
Hisamitsu Pharmaceutical Company, Inc.	1,500	54,321
Hitachi Chemical, Ltd.	2,800	54,633
Hitachi Construction
Machinery Company, Ltd.	2,700	55,052
Hitachi High-Technologies Corp.	2,700	51,052
Hitachi Metals, Ltd.	6,000	59,786
Hitachi, Ltd. (I)	132,000	538,864
Hokkaido Electric Power Company, Inc.	5,800	117,305
Hokuhoku Financial Group, Inc.	29,000	52,829
Hokuriku Electric Power Company	5,200	105,626
Honda Motor Company, Ltd.	50,100	1,522,930
Hoya Corp.	12,700	296,856
Ibiden Company, Ltd.	4,100	123,416
Idemitsu Kosan Company, Ltd.	500	37,421
Inpex Corp.	24	150,650
Isetan Mitsukoshi Holdings, Ltd.	10,940	112,251
Ishikawajima-Harima Heavy
Industries Company, Ltd.	33,000	56,494
Isuzu Motors, Ltd.	39,000	120,691
ITO EN, Ltd.	900	12,711
Itochu Corp.	44,000	364,554
Itochu Techno-Science Corp.	800	29,410
Iyo Bank, Ltd.	6,000	52,872
J Front Retailing Company, Ltd.	12,000	62,025
JAFCO Company, Ltd.	900	24,128
Japan Petroleum Exploration Company, Ltd.	800	36,477
Japan Prime Realty Investment Corp., REIT	24	54,677
Japan Real Estate Investment Corp.	13	105,284
Japan Retail Fund Investment Corp.	59	70,703
Japan Tobacco, Inc.	143	448,184
JFE Holdings, Inc.	16,200	544,889
JGC Corp.	7,000	111,462
Joyo Bank, Ltd.	16,000	61,454
JS Group Corp.	7,400	142,356
JSR Corp.	4,700	85,670
Jupiter Telecommunications Company, Ltd.	89	87,901
JX Holdings, Inc. (I)	67,400	367,603

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kajima Corp.	20,000	$47,188
Kamigumi Company, Ltd.	7,000	53,081
Kaneka Corp.	8,000	49,075
Kansai Electric Power Company, Ltd.	25,300	579,158
Kansai Paint Company, Ltd.	6,000	49,514
Kao Corp.	18,400	407,677
Kawasaki Heavy Industries, Ltd.	37,000	106,787
Kawasaki Kisen Kaisha, Ltd. (I)	23,000	93,388
KDDI Corp.	92	415,956
Keihin Electric Express
Railway Company, Ltd.	12,000	100,214
Keio Corp.	19,000	116,554
Keisei Electric Railway Company, Ltd.	7,000	38,255
Keyence Corp.	1,200	269,169
Kikkoman Corp.	4,000	41,174
Kinden Corp.	4,000	34,590
Kintetsu Corp.	44,000	129,888
Kirin Holdings Company, Ltd.	27,000	363,852
Kobe Steel Company, Ltd.	69,000	144,626
Koito Manufacturing Company, Ltd.	2,000	31,802
Komatsu, Ltd.	29,900	560,758
Konami Corp.	3,500	58,458
Konica Minolta Holdings, Inc.	14,000	157,169
Koyo Seiko Company, Ltd.	5,300	54,207
Kubota Corp.	34,000	279,462
Kuraray Company, Ltd.	11,500	142,606
Kurita Water Industries, Ltd.	2,800	72,885
Kyocera Corp.	4,800	417,712
Kyowa Hakko Kogyo Company, Ltd.	6,737	65,725
Kyushu Electric Power Company, Inc.	12,400	254,736
Lawson, Inc.	1,600	68,038
Mabuchi Motor Company, Ltd.	700	35,490
Makita Corp.	2,900	80,993
Marubeni Corp.	48,000	267,062
Marui Company, Ltd.	8,200	58,311
Maruichi Steel Tube, Ltd.	400	7,234
Matsui Securities Company, Ltd.	2,100	14,058
Matsushita Electric Industrial Company, Ltd.	61,300	781,007
Matsushita Electric Works, Ltd.	12,000	122,996
Mazda Motor Corp.	44,000	114,436
McDonald’s Holdings Company, Ltd.	1,900	42,118
Mediceo Holdings Company, Ltd.	3,700	43,324
MEIJI Holdings Company, Ltd.	1,700	61,564
Minebea Company, Ltd.	10,000	57,394
Mitsubishi Chemical Holdings Corp.	38,000	176,395
Mitsubishi Corp.	38,900	875,970
Mitsubishi Electric Corp.	57,000	467,259
Mitsubishi Estate Company, Ltd.	38,000	580,060
Mitsubishi Gas & Chemicals Company, Inc.	15,000	81,646
Mitsubishi Heavy Industries, Ltd.	97,000	359,792
Mitsubishi Logistics Corp.	3,000	34,601
Mitsubishi Materials Corp. (I)	37,000	99,885
Mitsubishi Motors Corp. (I)(L)	98,000	124,752
Mitsubishi UFJ Financial Group	389,300	1,884,020
Mitsubishi UFJ Lease &
Finance Company, Ltd.	2,070	77,235
Mitsui & Company, Ltd.	53,300	756,875
Mitsui Chemicals, Inc.	22,000	66,392
Mitsui Engineering &
Shipbuilding Company, Ltd.	19,000	43,369
Mitsui Fudosan Company, Ltd.	25,000	380,796
Mitsui Mining & Smelting Company, Ltd.	13,000	37,377
Mitsui O.S.K. Lines, Ltd.	35,000	248,889
Mitsui Sumitomo Insurance Group Holdings	15,872	391,727
Mitsumi Electric Company, Ltd.	1,900	34,299

The accompanying notes are an integral part of the financial statements.	92

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mizuho Financial Group, Inc. (L)	411,900	$741,307
Mizuho Trust & Banking Company, Ltd. (I)	27,000	23,111
Murata Manufacturing Company, Ltd.	6,400	309,728
Namco Bandai Holdings, Inc.	5,100	46,229
NEC Corp.	77,000	217,163
NGK INSULATORS, Ltd.	7,000	126,595
NGK Spark Plug Company, Ltd.	6,000	75,391
NHK Spring Company, Ltd.	3,000	28,313
Nidec Corp.	3,200	291,117
Nikon Corp.	10,300	198,483
Nintendo Company, Ltd.	3,000	884,938
Nippon Building Fund, Inc.	17	137,679
Nippon Electric Glass Company, Ltd.	10,000	131,139
Nippon Express Company, Ltd.	26,000	114,700
Nippon Meat Packers, Inc.	7,000	87,342
Nippon Paper Group, Inc.	3,300	94,881
Nippon Sheet Glass Company, Ltd.	23,000	60,071
Nippon Steel Corp.	168,000	588,115
Nippon Telegraph & Telephone Corp.	16,300	659,155
Nippon Yusen Kabushiki Kaisha	48,000	172,247
Nishi-Nippon City Bank, Ltd.	17,000	47,199
Nissan Chemical Industries, Ltd.	4,000	47,188
Nissan Motor Company, Ltd. (I)	75,100	547,231
Nissha Printing Company, Ltd.	700	21,002
Nisshin Seifun Group, Inc.	4,500	50,568
Nisshin Steel Company	28,000	50,392
Nisshinbo Holdings, Inc.	3,000	28,346
Nissin Food Products Company, Ltd.	1,700	56,154
Nitori Company, Ltd.	1,300	103,715
Nitto Denko Corp.	4,500	160,494
NKSJ Holdings, Inc. (I)	43,400	270,044
NOK Corp.	2,500	39,945
Nomura Holdings, Inc.	110,200	684,480
Nomura Real Estate Holdings, Inc.	2,400	33,291
Nomura Real Estate Office Fund, Inc.	6	31,605
Nomura Research Institute, Ltd.	2,400	55,361
NSK, Ltd.	15,000	109,794
NTN Corp.	12,000	50,436
NTT Data Corp.	43	159,731
NTT DoCoMo, Inc.	481	714,176
NTT Urban Development Corp.	31	26,025
Obayashi Corp.	22,000	89,811
OBIC Company, Ltd.	130	24,994
Odakyu Electric Railway Company, Ltd.	19,000	152,834
Oji Paper Company, Ltd.	26,000	125,827
Olympus Corp.	7,000	182,519
Omron Corp.	6,600	138,700
Ono Pharmaceutical Company, Ltd.	2,800	112,000
Oracle Corp.	1,000	46,749
Oriental Land Company, Ltd.	1,300	98,722
ORIX Corp. (L)	3,010	229,239
Osaka Gas Company, Ltd.	73,000	248,340
Otsuka Corp.	400	26,030
Rakuten, Inc.	218	151,912
Resona Holdings, Inc.	14,900	188,202
Ricoh Company, Ltd.	21,000	300,280
Rinnai Corp.	1,000	49,877
Rohm Company, Ltd.	3,100	196,971
Sankyo Company, Ltd.	1,900	82,151
Santen Pharmaceutical Company, Ltd.	1,900	63,281
Sanyo Electric Company, Ltd. (I)	59,000	85,465
Sapporo Hokuyo Holdings, Inc.	8,200	30,235
Sapporo Holdings, Ltd.	7,000	31,034
SBI Holdings, Inc.	446	76,010
Secom Company, Ltd.	6,700	286,749

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
SEGA SAMMY HOLDINGS, Inc.	4,700	$60,449
Seiko Epson Corp.	3,800	51,626
Sekisui Chemical Company, Ltd.	11,000	67,841
Sekisui House, Ltd.	22,000	198,453
Senshu Ikeda Holdings, Inc.	16,000	22,475
Seven & I Holdings Company, Ltd.	25,300	582,768
Seven Bank, Ltd.	9	16,533
Sharp Corp.	29,000	315,698
Shikoku Electric Power Company, Inc.	5,400	142,400
Shimadzu Corp.	9,000	65,778
Shimamura Company, Ltd.	600	54,519
Shimano, Inc.	2,200	90,535
Shimizu Corp.	16,000	56,011
Shin-Etsu Chemical Company, Ltd.	12,800	643,336
Shinko Electric Industries Company, Ltd.	1,600	22,791
Shinko Securities Company, Ltd.	14,000	34,875
Shinsei Bank, Ltd. (I)(L)	19,000	18,765
Shionogi & Company, Ltd.	8,600	155,437
Shiseido Company, Ltd.	10,300	199,388
Shizuoka Bank, Ltd.	18,000	146,963
Showa Denko KK	51,000	101,300
Showa Shell Sekiyu KK	4,600	33,014
SMC Corp.	1,600	207,364
Softbank Corp.	23,500	562,453
Sojitz Holdings Corp.	42,900	72,971
Sony Corp.	31,200	964,161
Sony Financial Holdings, Inc.	30	103,868
Square Enix Company, Ltd.	1,800	33,659
Stanley Electric Company, Ltd.	5,000	91,852
Sumco Corp. (I)	2,900	52,574
Sumitomo Chemical Company, Ltd.	49,000	200,033
Sumitomo Corp.	38,100	412,672
Sumitomo Electric Industries, Ltd.	23,500	277,229
Sumitomo Heavy Industries, Ltd.	19,000	109,257
Sumitomo Metal Industries, Ltd.	100,000	255,693
Sumitomo Metal Mining Company, Ltd.	16,000	227,380
Sumitomo Mitsui Financial Group	40,400	1,198,367
Sumitomo Realty &
Development Company, Ltd.	11,000	196,280
Sumitomo Rubber Industries, Inc.	6,800	60,221
Suruga Bank, Ltd.	5,000	44,829
Suzuken Company, Ltd.	2,400	85,202
Suzuki Motor Corp.	10,300	206,509
Sysmex Corp.	800	46,091
T&D Holdings, Inc.	8,600	203,286
Taiheiyo Cement Corp. (I)	24,000	31,868
Taisei Corp.	25,000	49,383
Taisho Pharmaceuticals Company, Ltd.	3,000	56,988
Taiyo Nippon Sanso Corp.	9,000	70,815
Takashimaya Company, Ltd.	11,000	95,846
Takeda Pharmaceutical Company, Ltd.	23,800	991,177
Tanabe Seiyaku Company, Ltd.	7,000	90,875
TDK Corp.	3,600	209,383
Teijin, Ltd.	31,000	88,110
Terumo Corp.	5,300	252,132
The 77th Bank, Ltd.	9,000	46,321
The Dai-ichi Life Insurance Company, Ltd.	240	395,062
The Hachijuni Bank, Ltd.	10,000	53,663
The Hiroshima Bank, Ltd.	13,000	50,930
The Japan Steel Works, Ltd.	9,000	85,432
The Sumitomo Trust &
Banking Company, Ltd.	46,000	245,333
The Tokyo Electric Power Company, Inc.	37,900	938,714
THK Company, Ltd.	3,000	61,498
Tobu Railway Company, Ltd.	23,000	119,890

The accompanying notes are an integral part of the financial statements.	93

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Toho Company, Ltd.	4,300	$67,715
Toho Gas Company, Ltd.	10,000	49,602
Tohoku Electric Power Company, Inc.	12,900	255,523
Tokio Marine Holdings, Inc.	21,700	607,005
Tokuyama Corp.	7,000	36,335
Tokyo Electron, Ltd.	5,200	301,871
Tokyo Gas Company, Ltd.	81,000	352,889
Tokyo Steel Manufacturing Company, Ltd.	2,400	26,759
Tokyo Tatemono Company, Ltd.	23,000	85,564
Tokyu Corp.	31,000	123,830
Tokyu Land Corp.	10,000	37,092
TonenGeneral Sekiyu KK	10,000	87,682
Toppan Printing Company, Ltd.	15,000	127,901
Toray Industries, Inc. (L)	41,000	213,267
Toshiba Corp. (I)	121,000	620,104
Tosoh Corp.	12,000	32,000
Toto, Ltd.	7,000	44,016
Toyo Seikan Kaisha, Ltd.	3,900	60,816
Toyo Suisan Kaisha, Ltd.	2,000	44,225
Toyoda Gosei Company, Ltd.	1,600	40,700
Toyota Boshoku Corp.	1,800	29,570
Toyota Industries Corp.	5,600	143,680
Toyota Motor Corp.	89,900	3,235,907
Toyota Tsusho Corp.	7,400	105,082
Trend Micro, Inc.	3,500	103,204
Tsumura & Company, Ltd.	1,300	35,551
Ube Industries, Ltd.	36,000	88,889
Unicharm Corp.	1,300	131,248
UNY Company, Ltd.	3,500	26,771
Ushio, Inc.	2,900	44,777
USS Company, Ltd.	570	37,969
West Japan Railway Company, Ltd.	49	175,029
Yahoo! Japan Corp.	468	164,346
Yakult Honsha Company, Ltd.	2,400	58,812
Yamada Denki Company, Ltd.	2,680	184,108
Yamaguchi Financial Group, Inc.	7,000	67,062
Yamaha Corp.	3,400	34,849
Yamaha Motor Company, Ltd. (I)	6,900	99,875
Yamato Kogyo Company, Ltd.	1,200	32,751
Yamato Transport Company, Ltd.	11,400	154,752
Yamazaki Baking Company, Ltd.	3,000	37,103
Yaskawa Electric Corp.	6,000	47,276
Yokogawa Electric Corp.	8,200	57,231

		63,638,753
Korea - 0.02%
LG Innotek Company, Ltd.	290	39,084
Seoul Semiconductor Company, Ltd.	980	37,015
Sk C&c Company, Ltd.	460	27,554

		103,653
Luxembourg - 0.34%
ArcelorMittal (L)	26,253	803,432
Millicom International Cellular SA	2,076	161,351
SES SA	8,435	177,157
Tenaris SA	14,990	281,568

		1,423,508
Macau - 0.04%
Sands China, Ltd. (I)	59,600	88,485
Wynn Macau, Ltd. (I)	47,550	76,946

		165,431
Malaysia - 0.65%
AirAsia BHD (I)	17,100	6,396
Alliance Financial Group BHD	32,900	28,043

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
AMMB Holdings BHD	59,000	$88,459
Asiatic Development BHD	12,400	24,522
Berjaya Corp. BHD	48,700	22,846
Berjaya Sports Toto BHD	14,035	18,504
British American Tobacco Malaysia BHD	3,800	51,474
Bursa Malaysia BHD	7,600	16,381
Commerce Asset Holdings BHD	127,400	264,839
Digi.Com BHD	10,400	72,958
Gamuda BHD	49,500	44,772
Genting BHD	61,500	128,223
Hong Leong Bank BHD	11,600	30,409
Hong Leong Credit BHD	4,400	11,089
IJM Corp. BHD	43,260	63,401
IOI Corp. BHD	100,053	150,624
KNM Group BHD (I)	100,800	15,298
Kuala Lumpur Kepong BHD	13,400	65,326
Lafarge Malayan Cement BHD	7,380	14,889
Malayan Banking BHD	100,387	225,921
Malaysian Airline System BHD (I)	14,400	8,698
Maxis BHD	51,600	82,585
MISC BHD	44,980	116,260
MMC Corp. BHD	44,200	33,203
Parkson Holdings BHD	18,887	30,981
Petronas Dagangan BHD	5,200	14,270
Petronas Gas BHD	16,800	51,098
PLUS Expressways BHD	35,400	36,035
PPB Group BHD	17,000	81,104
Public Bank BHD	1,527	5,356
Public Bank BHD - Foreign Market Shares	27,000	94,870
Resorts World BHD	81,800	69,724
RHB Capital BHD	20,300	35,789
Sime Darby BHD	92,238	219,177
SP Setia BHD	15,150	17,977
Tanjong PLC	8,400	46,359
Telekom Malaysia BHD	30,000	30,814
Tenaga Nasional BHD	61,200	156,683
TM International BHD (I)	63,125	72,967
UEM Land Holdings BHD (I)	30,375	13,038
UMW Holdings BHD	23,600	46,021
YTL Corp. BHD	27,846	62,667
YTL Power International BHD	81,703	55,613

		2,725,663
Mexico - 1.10%
Alfa SA de CV	10,600	75,145
America Movil SAB de CV, Series L	550,800	1,352,782
America Movil SAB de CV, Series L, ADR	577	27,315
Carso Global Telecom SAB de CV (I)	21,800	107,759
Cemex SA de CV (I)	267,731	300,775
Cemex SAB de CV, SADR (I)	775	8,393
Coca-Cola Femsa SA de CV	10,100	73,557
Desarrolladora Homex SA de CV (I)	9,500	42,580
Fomento Economico Mexicano SA de CV	67,000	295,471
Fresnillo PLC	5,418	71,154
Grupo Aeroportuario del Pacifico SA de
CV, Series B	15,900	56,667
Grupo Bimbo SA de CV	12,300	87,569
Grupo Carso SA de CV	20,301	67,083
Grupo Elektra SA de CV	2,400	94,274
Grupo Financiero Banorte SA de CV	45,329	178,057
Grupo Financiero Inbursa SA de CV	21,033	70,072
Grupo Mexico SAB de CV, Series B	122,851	295,254
Grupo Modelo SA	16,400	91,333
Grupo Televisa SA	73,800	276,743
Grupo Televisa SA, SADR	940	17,475

The accompanying notes are an integral part of the financial statements.	94

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Industrias Penoles SA de CV	3,400	$62,826
Kimberly-Clark de Mexico SA de CV	17,100	92,727
Mexichem SAB de CV	38,825	104,500
Telefonos de Mexico SA de CV	184,500	136,942
Telmex Internacional SAB de CV	176,200	159,177
Urbi Desarrollos Urbanos SA de CV (I)	21,100	42,586
Wal-Mart de Mexico SA de CV, Series V	182,276	406,862

		4,595,078
Netherlands - 1.79%
Aegon NV (I)	50,284	286,632
Akzo Nobel NV	7,384	378,971
ASML Holding NV	13,707	396,986
Corio NV	2,208	105,724
Delta Lloyd NV	2,277	40,923
Fugro NV	2,346	121,097
Heineken Holding NV	3,779	141,596
Heineken NV	7,711	332,338
ING Groep NV (I)	113,230	902,671
Koninklijke (Royal) KPN NV	52,306	680,613
Koninklijke Ahold NV	37,725	474,884
Koninklijke Boskalis Westinster NV	2,309	88,063
Koninklijke DSM NV	5,010	200,592
Koninklijke Philips Electronics NV	30,257	907,184
Koninklijke Vopak NV	2,345	89,292
Randstad Holdings NV (I)	3,451	145,936
Reed Elsevier NV (L)	24,141	252,310
SBM Offshore NV	6,095	96,692
TNT NV	11,709	291,332
Unilever NV (L)	50,413	1,385,090
Wolters Kluwer NV	8,993	166,152

		7,485,078
New Zealand - 0.06%
Auckland International Airport, Ltd.	28,133	35,836
Contact Energy, Ltd. (I)	5,405	21,497
Fletcher Building, Ltd.	20,856	116,722
Sky City Entertainment Group, Ltd.	13,600	27,368
Telecom Corp. of New Zealand, Ltd.	51,067	65,741

		267,164
Norway - 0.46%
Aker Solutions ASA	5,023	69,985
DnB NOR ASA	28,777	287,027
Norsk Hydro ASA	23,091	137,688
Orkla ASA	24,367	169,111
Renewable Energy Corp. ASA (I)	25,054	61,369
Statoil ASA (L)	35,040	693,030
Telenor ASA (L)	25,800	316,780
Yara International ASA	6,000	177,308

		1,912,298
Peru - 0.11%
Cia Minera Milpo SAA	22,248	58,280
Compania de Minas Buenaventura SA	2,418	85,021
Compania de Minas Buenaventura SA, ADR	2,819	101,484
Credicorp SA	840	73,072
Credicorp, Ltd., ADR	1,352	119,368
Southern Peru Copper Corp.	1,346	39,707

		476,932
Philippines - 0.11%
Ascendas Real Estate Investment Trust	46,000	61,765
Ayala Corp.	8,363	59,645
Ayala Land, Inc.	118,600	34,603
Banco De Oro	49,014	46,080

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Philippines (continued)
Bank of the Philippine Islands	58,268	$56,039
Globe Telecommunications, Inc.	690	13,421
Jollibee Foods Corp.	9,000	11,671
Manila Electric Company	9,142	35,367
Metropolitan Bank & Trust Company	12,800	15,907
Philippine Long Distance Telephone Company	1,100	57,770
PNOC Energy Development Corp.	166,001	17,759
SM Investments Corp.	3,594	30,876
SM Prime Holdings, Ltd.	84,941	19,276

		460,179
Poland - 0.29%
Asseco Poland SA (I)	97	1,682
Asseco Poland SA PDA	1,956	34,150
Bank Handlowy w Warszawie SA (I)	917	20,932
Bank Millennium SA (I)	26,612	38,037
Bank Pekao SA	3,775	191,693
Bank Zachodni WBK SA	915	56,837
Boryszew SA (I)	3,300	1,930
BRE Bank SA (I)	340	26,195
BRE Bank SA	141	10,719
Cyfrowy Polsat SA (I)	2,783	12,370
Getin Holding SA (I)	12,724	39,289
Globe Trade Centre SA (I)	4,447	32,183
Grupa Lotos SA (I)	2,585	24,827
ING Bank Slaski SA (I)	96	21,856
KGHM Polska Miedz SA	4,388	130,331
PBG SA	99	6,371
Polish Oil & Gas Company	19,646	20,379
Polska Grupa Energetyczna SA (I)	8,639	54,940
Polski Koncern Naftowy Orlen SA (I)	10,694	124,150
Powszechna Kasa Oszczednosci Bank
Polski SA	19,626	243,823
Sygnity SA (I)	160	748
Telekomunikacja Polska SA	20,599	96,526
TVN SA	6,487	33,977

		1,223,945
Portugal - 0.16%
Banco Comercial dos Acores SA (L)	88,835	70,328
Banco Espirito Santo SA	14,371	55,578
Brisa Auto Estrada SA	3,494	20,956
Cimpor-Cimentos De Portugal SA	8,622	45,576
Electricidade de Portugal SA	53,067	164,132
Galp Energia SGPS SA (L)	3,671	54,740
Jeronimo Martins SGPS SA	8,639	80,074
Portugal Telecom SGPS SA	18,200	186,794

		678,178
Russia - 1.42%
Comstar United Telesystems, GDR	7,299	46,349
Federal Grid Company Unified Energy System
JSC, GDR (I)(S)	1,540	8,085
Gazprom Neft, SADR	1,693	32,336
Gazprom OAO, SADR	6,150	126,998
Gazprom OAO, SADR	97,795	2,009,687
JSC MMC Norilsk Nickel, ADR	38,122	625,201
Lukoil OAO, ADR (L)	20,837	1,008,511
Mechel, SADR	4,941	107,170
Mobile TeleSystems, SADR (I)	15,474	297,565
NovaTek OAO, ADR	2,907	211,920
Novolipetsk Steel, ADR	3,535	102,338
Polyus Gold Company ZAO, SADR	3,630	92,457
Rosneft Oil Company (I)	33,964	249,635
Rosneft Oil Company, GDR (I)	19,280	141,708
Rostelecom, ADR (I)	877	17,584

The accompanying notes are an integral part of the financial statements.	95

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Russia (continued)
Severstal, ADR (I)	4,900	$53,067
Sibirtelecom, ADR (I)	424	4,834
Sistema JSFC, Reg. S, GDR	3,436	89,680
Surgutneftegaz SADR	17,331	71,924
Surgutneftegaz, ADR	21,507	194,423
Tatneft, ADR	6,077	165,416
TMK OAO (I)	2,356	40,052
Uralkali	4,492	84,270
UralsvyAzinform, ADR (I)	1,471	9,120
VolgaTelecom, ADR (I)	1,172	6,739
VTB Bank OJSC, GDR	20,343	96,629
Wimm-Bill-Dann Foods OJSC, ADR	2,796	58,716

		5,952,414
Singapore - 1.06%
Capitaland, Ltd.	81,500	208,385
CapitaMall Trust	69,200	89,950
CapitaMalls Asia, Ltd.	51,000	76,492
City Developments, Ltd.	16,000	116,330
ComfortDelGro Corp., Ltd.	63,000	63,443
Cosco Corp. Singapore, Ltd.	31,000	30,554
DBS Group Holdings, Ltd.	53,500	534,943
Fraser and Neave, Ltd.	32,000	111,759
Genting Singapore PLC (I)	140,400	106,291
Golden Agri-Resources, Ltd.	220,240	80,222
Jardine Cycle and Carriage, Ltd.	4,254	83,856
Keppel Corp., Ltd.	40,210	253,296
Keppel Land, Ltd.	22,000	54,680
Neptune Orient Lines, Ltd. (I)	29,750	41,008
Olam International, Ltd.	35,799	59,829
Oversea-Chinese Banking Corp., Ltd.	79,757	474,503
SembCorp Industries, Ltd.	31,000	88,562
SembCorp Marine, Ltd.	28,600	79,254
Singapore Airlines, Ltd.	17,140	176,523
Singapore Airport Terminal Services, Ltd.	9,592	18,223
Singapore Exchange, Ltd.	27,000	141,735
Singapore Press Holdings, Ltd.	54,000	142,699
Singapore Technologies Engineering, Ltd.	47,000	104,732
Singapore Telecommunications, Ltd.	11,000	22,783
Singapore Telecommunications, Ltd.	239,950	496,986
StarHub, Ltd.	17,000	25,983
United Overseas Bank, Ltd.	38,000	491,233
UOL Group, Ltd.	18,000	48,723
Wilmar International, Ltd.	42,000	174,881
Yangzijiang Shipbuilding Holdings, Ltd.	63,000	56,694

		4,454,552
South Africa - 1.54%
ABSA Group, Ltd.	8,857	147,917
African Bank Investments, Ltd.	23,905	98,084
African Rainbow Minerals, Ltd.	3,818	87,134
Anglo Platinum, Ltd. (I)	1,918	192,426
AngloGold Ashanti, Ltd.	9,054	387,426
Aspen Pharmacare Holdings, Ltd. (I)	8,647	89,347
Aveng, Ltd.	8,562	40,771
Bidvest Group, Ltd.	8,527	147,212
Discovery Holdings, Ltd., ADR	9,351	42,699
FirstRand, Ltd.	75,270	190,900
Foschini, Ltd.	7,821	68,109
Gold Fields, Ltd.	20,762	291,833
Growthpoint Properties, Ltd.	32,989	65,203
Harmony Gold Mining Company, Ltd.	12,497	125,687
Hulamin, Ltd. (I)	83	108
Impala Platinum Holdings, Ltd.	15,488	386,988
Imperial Holdings, Ltd.	5,854	73,356

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Investec, Ltd.	4,018	$29,376
Kumba Iron Ore, Ltd.	2,317	100,379
Kumba Resources, Ltd.	4,373	63,384
Liberty Holdings, Ltd.	1,135	10,457
Massmart Holdings, Ltd.	6,494	100,142
Mittal Steel South Africa, Ltd.	5,872	60,750
MTN Group, Ltd.	45,391	639,264
Murray & Roberts Holdings, Ltd.	5,381	29,190
Naspers, Ltd.	11,614	456,529
Nedbank Group, Ltd.	3,842	66,710
Network Healthcare Holdings, Ltd. (I)	20,102	35,142
Northam Platinum, Ltd.	5,571	34,378
Pick’n Pay Stores, Ltd.	4,684	25,757
Pretoria Portland Cement Company, Ltd.	18,480	77,151
Redefine Income Fund, Ltd.	68,088	64,490
Remgro, Ltd.	11,916	149,475
Reunert, Ltd.	2,083	15,014
RMB Holdings, Ltd.	24,702	108,734
Sanlam, Ltd.	55,213	170,069
Sappi, Ltd. (I)	15,318	57,955
Sasol, Ltd.	17,169	626,685
Shoprite Holdings, Ltd.	12,750	130,095
Standard Bank Group, Ltd.	34,594	476,598
Steinhoff International Holdings, Ltd. (I)	38,329	96,060
Telkom SA, Ltd.	4,799	23,165
Tiger Brands, Ltd.	4,846	111,271
Truworths International, Ltd.	15,198	107,784
Vodacom Group, Ltd.	13,263	107,454
Woolworths Holdings, Ltd.	12,339	37,267

		6,445,925
South Korea - 2.92%
Amorepacific Corp.	96	73,237
Asiana Airlines, Inc. (I)	676	4,032
Busan Bank	5,225	47,164
Celltrion, Inc. (I)	2,300	40,757
Cheil Industries, Inc.	1,480	102,811
CJ CheilJedang Corp.	238	42,372
Daegu Bank	4,210	49,560
Daelim Industrial Company, Ltd.	1,120	53,390
Daewoo Engineering &
Construction Company, Ltd.	4,529	34,250
Daewoo International Corp.	1,795	46,293
Daewoo Securities Company, Ltd.	4,620	75,526
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	3,220	48,621
DC Chemical Company, Ltd.	480	79,866
Dongbu Insurance Company, Ltd.	1,320	36,349
Dongkuk Steel Mill Company, Ltd.	1,380	23,823
Doosan Corp.	310	24,681
Doosan Heavy Industries and
Construction Company, Ltd.	1,150	68,693
Doosan Infracore Company, Ltd. (I)	2,880	42,169
GLOVIS Company, Ltd.	480	51,114
GS Engineering & Construction Corp.	1,220	76,630
GS Holdings Corp.	1,810	53,908
Hana Financial Group, Inc.	6,220	161,708
Hanjin Heavy Industries &
Construction Company, Ltd.	1,508	31,740
Hanjin Shipping Company, Ltd. (I)	2,214	56,454
Hanjin Shipping Holdings Company, Ltd. (I)	426	5,777
Hankook Tire Company, Ltd.	2,600	55,914
Hanwha Chemical Corp.	3,004	39,361
Hanwha Corp.	1,570	44,997
Hite Brewery Company, Ltd.	147	18,528

The accompanying notes are an integral part of the financial statements.	96

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hite Holdings Company, Ltd.	183	$3,190
Honam Petrochemical Corp.	500	52,412
Hynix Semiconductor, Inc. (I)	14,240	297,946
Hyosung Corp.	840	47,450
Hyundai Department Store Company, Ltd.	490	44,026
Hyundai Development Company	2,320	47,287
Hyundai Engineering &
Construction Company, Ltd.	1,450	62,728
Hyundai Heavy Industries Company, Ltd.	1,210	216,428
Hyundai Mipo Dockyard Company, Ltd.	360	36,838
Hyundai Mobis	2,000	331,111
Hyundai Motor Company, Ltd.	4,760	554,402
Hyundai Motor Company, Ltd. -
Preferred Shares	560	23,760
Hyundai Securities Company, Ltd.	4,428	40,890
Hyundai Steel Company	1,840	135,013
Industrial Bank of Korea	6,000	66,389
Kangwon Land, Inc.	3,600	50,915
KB Financial Group, Inc.	9,479	388,776
KB Financial Group, Inc., ADR (L)	2,563	102,469
KCC Corp.	160	37,337
Kia Motors Corp.	6,270	163,268
Korea Electric Power Corp. (I)	8,223	225,753
Korea Exchange Bank	7,470	80,479
Korea Gas Corp.	780	27,546
Korea Investment Holdings Company, Ltd.	1,590	41,668
Korea Line Corp. (I)	240	9,983
Korea Zinc Company, Ltd.	290	47,649
Korean Air Lines Company, Ltd. (I)	1,207	72,299
Korean Reinsurance Company, Ltd.	12	89
KT Corp.	4,052	152,707
KT&G Corp.	3,640	181,998
Kumho Industrial Company, Ltd. (I)	960	2,680
LG Chem, Ltd.	1,409	320,010
LG Corp.	2,900	162,128
LG Display Company, Ltd.	7,156	265,519
LG Display Company, Ltd., ADR	439	7,854
LG Electronics, Inc.	2,850	246,586
LG Household & Health Care, Ltd.	270	71,655
LG Telecom, Ltd.	9,657	62,424
Lotte Confectionery Company, Ltd.	20	20,882
Lotte Shopping Company, Ltd.	270	72,665
LS Cable, Ltd.	720	48,219
LS Industrial Systems Company, Ltd.	420	22,887
Mirae Asset Securities Company, Ltd.	974	41,812
NCSoft Corp.	520	83,926
NHN Corp. (I)	1,350	195,422
POSCO	1,852	727,232
POSCO, SADR	575	55,413
S-Oil Corp.	1,520	65,377
S1 Corp.	840	39,274
Samsung Card Company, Ltd.	1,190	47,916
Samsung Corp.	3,957	167,232
Samsung Electro-Mechanics Company, Ltd.	1,880	215,838
Samsung Electronics Company, Ltd.	3,435	2,217,576
Samsung Engineering Company, Ltd.	860	76,197
Samsung Fire & Marine
Insurance Company, Ltd.	1,250	184,586
Samsung Heavy Industries Company, Ltd.	4,611	86,311
Samsung SDI Company, Ltd.	1,020	138,742
Samsung Securities Company, Ltd.	1,710	77,106
Samsung Techwin Company, Ltd.	1,312	111,333
Shinhan Financial Group Company, Ltd.	12,753	460,460
Shinsegae Company, Ltd.	447	179,616
SK Broadband Company, Ltd. (I)	6,459	31,918

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
SK Energy Company, Ltd.	1,826	$164,824
SK Holdings Company, Ltd.	903	63,555
SK Networks Company, Ltd.	2,740	24,619
SK Telecom Company, Ltd.	1,287	175,060
STX Pan Ocean Company, Ltd.	4,057	38,814
Tong Yang Investment Bank	1,771	12,273
Woongjin Coway Company, Ltd.	1,690	51,880
Woori Finance Holdings Company, Ltd.	7,600	94,525
Woori Investment & Securities Company, Ltd.	3,040	37,178
Yuhan Corp.	300	36,564

		12,238,619
Spain - 2.26%
Abertis Infraestructuras SA	7,524	107,014
Acciona SA	961	76,493
Acerinox SA	5,093	80,952
ACS Actividades de Construccion y
Servicios SA (L)	4,089	153,965
Banco Bilbao Vizcaya Argentaria SA	108,496	1,136,348
Banco de Sabadell SA (L)	27,563	117,710
Banco de Valencia SA (I)	3,702	16,770
Banco de Valencia SA	74	334
Banco Popular Espanol SA	27,913	143,567
Banco Santander SA	253,885	2,598,240
Bankinter SA (L)	5,678	32,715
Cintra Concesiones de Infraestructuras de
Transporte SA	12,480	82,952
Criteria Caixacorp SA (L)	26,939	116,006
EDP Renovaveis SA (I)	8,841	50,570
Enagas	6,354	102,558
Fomento de Construcciones SA	688	16,953
Gamesa Corporacion Tecnologica SA (I)	3,654	36,061
Gas Natural SDG SA	7,379	107,990
Gestevision Telecinco SA (L)	1,373	13,818
Grifols SA	2,615	30,134
Iberdrola Renovables SA	25,919	79,751
Iberdrola SA	111,091	736,354
Iberia Lineas Aereas de Espana SA (I)	17,657	48,534
Inditex SA	6,368	355,517
Indra Sistemas SA	1,985	34,577
Mapfre SA (L)	24,947	70,198
Red Electrica De Espana	2,909	115,166
Repsol YPF SA	22,404	456,496
Telefonica SA	130,708	2,500,974
Zardoya Otis SA	3,028	39,419

		9,458,136
Sweden - 1.76%
Alfa Laval AB	11,000	139,561
Assa Abloy AB, Series B	9,400	189,977
Atlas Copco AB, Series A	19,168	273,942
Atlas Copco AB, Series B	9,473	123,154
Boliden AB	8,500	102,681
Electrolux AB	6,723	151,945
Ericsson (LM), Series B	94,000	964,904
Getinge AB, Series B	6,266	124,555
Hennes & Mauritz AB, B Shares	15,900	903,868
Holmen AB, Series B	1,300	29,747
Husqvarna AB, B Shares	9,889	61,563
Investor AB, B Shares	14,800	239,706
Kinnevik Investment AB	6,950	108,833
Modern Times Group AB, B Shares	1,539	81,271
Nordea Bank AB	97,675	804,100
Ratos AB	3,300	83,526
Sandvik AB	30,197	358,029

The accompanying notes are an integral part of the financial statements.	97

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Scania AB, Series B	10,400	$153,552
Securitas AB, Series B	10,000	89,483
Skandinaviska Enskilda Banken AB, Series A	42,280	221,487
Skanska AB, Series B	11,500	169,499
SKF AB, B Shares	11,700	206,099
SSAB AB, Series A	4,300	63,378
SSAB Svenskt Stal AB, Series B	1,150	15,068
Svenska Cellulosa AB	16,400	191,406
Svenska Handelsbanken AB, Series A	13,800	336,764
Swedbank AB, Class A (I)	17,150	154,559
Swedish Match AB	7,500	157,330
Tele2 AB, Series B	7,491	108,687
Teliasonera AB	71,000	426,576
Volvo AB, Series B (I)	34,700	362,847

		7,398,097
Switzerland - 5.19%
ABB, Ltd. (I)	70,311	1,205,158
Actelion, Ltd. (I)	3,456	125,292
Adecco SA (L)	3,975	192,774
Aryzta AG	3,099	101,088
Baloise Holding AG	1,670	118,414
Compagnie Financiere Richemont SA	16,382	542,877
Credit Suisse Group AG	35,859	1,393,095
GAM Holding, Ltd. (I)	7,098	75,233
Geberit AG	1,264	191,391
Givaudan AG	248	194,731
Holcim, Ltd.	7,817	496,108
Julius Baer Group, Ltd.	6,541	190,160
Kuehne & Nagel International AG	1,738	163,311
Lindt & Spruengli AG-PC	36	78,214
Lindt & Spruengli AG-REG	5	121,112
Logitech International SA (I)	7,398	106,193
Lonza Group AG	1,540	101,268
Nestle SA	110,486	5,009,272
Nobel Biocare Holding AG	4,707	88,581
Novartis AG	67,235	3,054,153
Pargesa Holding SA, ADR	1,087	73,360
Roche Holdings AG	22,386	3,073,899
Schindler Holding AG - PC	2,032	157,444
Schindler Holding AG - REG	388	30,080
SGS SA	177	222,064
Sika AG	62	96,561
Sonova Holding AG (L)	1,478	160,237
Straumann Holding AG	338	71,797
Swatch Group AG (L)	2,256	109,408
Swiss Life Holding (I)	1,002	107,938
Swiss Reinsurance Company, Ltd.	11,004	449,681
Swisscom AG	731	232,946
Syngenta AG	3,014	669,691
The Swatch Group AG	962	252,538
UBS AG (I)	113,369	1,523,358
Unaxis Holding AG (I)(L)	774	3,898
Zurich Financial Services AG	4,693	961,542

		21,744,867
Taiwan - 1.57%
Acer, Inc.	57,120	143,113
Advanced Semiconductor Engineering, Inc.	94,302	79,642
Advantech Company, Ltd.	1,519	3,217
Asia Cement Corp.	28,611	24,879
Asia Optical Company, Inc.	79	116
Asustek Computer, Inc.	80,739	127,283
AU Optronics Corp.	160,701	158,087
BenQ Corp. (I)	12,400	6,458

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Catcher Technology Company, Ltd.	8,657	$21,365
Cathay Financial Holdings Company, Ltd. (I)	127,750	189,607
Chang Hwa Commercial Bank, Ltd.	82,000	32,831
Cheng Shin Rubber Industry Company, Ltd.	13,602	28,463
Cheng Uei Precision Industry Company, Ltd.	2,664	4,162
China Airlines, Ltd. (I)	19,577	9,063
China Development Financial
Holdings Corp. (I)	179,352	46,170
China Motor Company, Ltd. (I)	55	33
China Steel Corp.	213,204	203,734
Chinatrust Financial Holding Company, Ltd.	181,705	94,632
Chunghwa Picture Tubes, Ltd. (I)	135,000	9,079
Chunghwa Telecom Company, Ltd.	104,438	202,212
CMC Magnetics Corp. (I)	29,000	7,338
Compal Communications, Inc.	410	340
Compal Electronics, Inc.	73,069	90,965
D-Link Corp.	743	580
Delta Electronics, Inc.	35,893	112,832
E.Sun Financial Holding Company, Ltd. (I)	65,343	26,162
Epistar Corp.	8,946	26,248
Eternal Chemical Company, Ltd.	3,353	3,167
EVA Airways Corp. (I)	17,181	9,593
Evergreen Marine Corp. (I)	11,000	6,279
Everlight Electronics Company, Ltd.	2,177	5,952
Far Eastern Department Stores Company, Ltd.	6,489	5,450
Far Eastern New Century Corp.	56,145	55,583
Far EasTone
Telecommunications Company, Ltd.	30,463	36,542
First Financial Holding Company, Ltd.	105,596	54,994
Formosa Chemicals & Fibre Corp.	58,710	132,038
Formosa Petrochemical Corp.	26,780	65,086
Formosa Plastic Corp.	85,600	172,967
Formosa Taffeta Company, Ltd.	9,000	6,334
Foxconn Technology Company, Ltd.	12,790	46,607
Fubon Financial Holding Company, Ltd. (I)	117,000	134,310
HannStar Display Corp. (I)	63,921	12,276
High Tech Computer Corp.	14,196	193,158
Hon Hai Precision Industry Company, Ltd. (I)	184,027	716,652
Hua Nan Financial Holdings Company, Ltd.	63,427	35,612
InnoLux Display Corp.	93,681	106,809
Inotera Memories, Inc. (I)	5,395	3,232
Inventec Appliances Corp.	651	491
Inventec Company, Ltd.	38,808	21,182
KGI Securities Company, Ltd.	23,000	8,489
Kinsus Interconnect Technology Corp.	527	1,254
Largan Precision Company, Ltd.	2,121	35,162
Lite-On Technology Corp.	44,316	50,387
Macronix International Company, Ltd.	69,453	45,947
MediaTek, Inc.	22,088	361,340
Mega Financial Holding Company, Ltd.	171,000	90,662
Mitac International	8,691	3,561
Mosel Vitelic, Inc. (I)	327	136
Motech Industries, Inc.	3,490	10,098
Nan Ya Plastics Corp.	109,180	180,658
Nan Ya Printed Circuit Board Corp.	2,147	9,100
Nanya Technology Corp. (I)	23,562	19,457
Novatek Microelectronics Corp., Ltd.	10,326	30,038
Pan-International Industrial Company, Ltd.	104	140
Polaris Securities Company, Ltd. (I)	43,990	18,438
Pou Chen Corp.	50,557	39,060
Powerchip Semiconductor Corp. (I)	170,386	22,437
Powertech Technology, Inc.	11,607	34,745
President Chain Store Corp.	7,952	22,759
Quanta Computer, Inc.	46,625	84,879
Realtek Semiconductor Corp.	9,194	22,288

The accompanying notes are an integral part of the financial statements.	98

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Richtek Technology Corp.	1,155	$10,838
Shin Kong Financial Holding
Company, Ltd. (I)	93,329	32,550
Siliconware Precision Industries Company	62,665	69,780
SinoPac Holdings Company, Ltd. (I)	107,000	32,431
Synnex Technology International Corp.	21,477	46,353
Taishin Financial Holdings Company, Ltd. (I)	66,194	23,604
Taiwan Cellular Corp.	41,802	80,021
Taiwan Cement Corp.	62,205	53,216
Taiwan Cooperative Bank	62,100	35,741
Taiwan Fertilizer Company, Ltd.	16,000	44,542
Taiwan Glass Industrial Corp.	10,080	9,301
Taiwan Semiconductor
Manufacturing Company, Ltd.	582,788	1,097,399
Tatung Company, Ltd. (I)	46,000	8,504
Teco Electric & Machinery Company, Ltd.	29,000	11,974
Transcend Information, Inc.	2,202	5,799
Tripod Technology Corp.	8,542	32,597
Tung Ho Steel Enterprise Corp.	6,424	5,526
U-Ming Marine Transport Corp.	7,000	13,926
Uni-President Enterprises Corp.	73,708	76,544
Unimicron Technology Corp.	17,513	26,130
United Microelectronics Corp. (I)	254,729	120,313
Vanguard International Semiconductor Corp.	284	114
Wafer Works Corp.	33	41
Walsin Lihwa Corp. (I)	39,000	14,029
Wan Hai Lines, Ltd. (I)	11,400	6,329
Wistron Corp.	47,866	79,652
Ya Hsin Industrial Company, Ltd. (I)	18,000	0
Yang Ming Marine Transport Corp.	7,609	3,118
Yuanta Financial Holdings Company, Ltd.	153,825	81,796
Yulon Motor Company, Ltd.	15,449	15,705
Zinwell Corp.	180	276

		6,602,109
Thailand - 0.26%
Advanced Info Service PCL	23,609	54,647
Bangkok Bank PCL	29,400	110,329
Bangkok Bank PCL, Foreign Shares	6,600	23,753
Bank of Ayudhya PCL	141,800	80,692
Banpu PCL	2,300	41,600
BEC World PCL	18,400	13,527
C.P. Seven Eleven PCL	49,000	41,826
Charoen Pokphand Foods PCL	75,000	40,372
Glow Energy PCL	32,900	35,420
IRPC PCL	254,154	34,242
Kasikornbank PCL	12,500	33,932
Kasikornbank PCL, Foreign Shares	28,100	77,791
Krung Thai Bank PCL	57,000	20,864
PTT Aromatics & Refining PCL	17,600	14,346
PTT Chemical PCL	6,700	19,424
PTT Exploration & Production PCL	30,706	136,954
PTT PCL, Foreign Shares	18,082	136,825
Siam Cement PCL, Foreign Shares	8,900	75,011
Siam Commercial Bank PCL	26,128	65,501
Thai Oil PCL	32,800	45,906

		1,102,962
Turkey - 0.35%
Adana Cimento Sanayii Turk Anonim
Sirketi, Class A	575	1,697
Akbank AS	32,798	162,764
Aksigorta AS	2,924	3,293
Anadolu Efes Biracilik ve Malt Sanayii AS	7,250	82,567
Arcelik AS	22	92

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Asya Katilim Bankasi AS	22,456	$48,291
BIM Birlesik Magazalar AS	3,134	82,251
Coca-Cola Icecek AS	4,126	38,326
Dogan Sirketler Grubu Holdings AS	20,271	14,703
Enka Insaat ve Sanayi AS	3,766	12,459
Eregli Demir ve Celik Fabrikalari (I)	5,423	14,353
HACI Omer Sabanci Holding AS	21,630	88,075
KOC Holdings AS	20,858	72,325
Tupras Turkiye Petrol Rafine AS	4,261	77,941
Turk Hava Yollari AS	13,008	36,415
Turk Telekomunikasyon AS	19,775	62,404
Turkcell Iletisim Hizmetleri AS	17,555	94,937
Turkcell Iletisim Hizmetleri AS, ADR	819	11,040
Turkiye Garanti Bankasi AS	59,379	255,008
Turkiye Halk Bankasi AS	12,137	79,536
Turkiye Is Bankasi AS	46,664	142,508
Turkiye Vakiflar Bankasi Tao	18,789	39,449
Yapi ve Kredi Bankasi AS (I)	20,051	52,304

		1,472,738
Ukraine - 0.01%
Kernel Holding Sa (I)	1,116	21,184
United Kingdom - 13.82%
3i Group PLC	33,424	138,338
Admiral Group PLC	5,305	99,418
Aggreko PLC	7,949	145,966
AMEC PLC (I)	10,366	119,721
Anglo American PLC (I)	40,703	1,573,483
Antofagasta PLC	11,995	154,392
ARM Holdings PLC	40,078	143,346
Associated British Foods PLC (I)	10,691	148,635
AstraZeneca PLC (I)	44,749	1,886,238
Autonomy Corp. PLC	6,853	174,424
Aviva PLC (I)	85,026	395,145
BAE Systems PLC (I)	111,690	523,605
Balfour Beatty PLC	19,634	72,249
Barclays PLC	352,661	1,563,113
BG Group PLC	104,190	1,605,950
BHP Billiton PLC	68,112	1,892,907
BP PLC	576,399	3,842,314
British Airways PLC (L)	20,191	59,017
British American Tobacco PLC	61,632	1,828,770
British Land Company PLC (I)	28,757	188,079
British Sky Broadcasting Group PLC	36,629	306,505
BT Group PLC	245,772	453,447
Bunzl PLC	10,117	105,307
Burberry Group PLC	13,233	132,743
Cable & Wireless Communications PLC	72,110	61,126
Cable & Wireless Worldwide	72,110	83,597
Cairn Energy PLC (I)	41,395	242,290
Capita Group PLC	20,337	230,595
Capital & Counties Properties PLC (I)(L)	14,088	21,285
Carnival PLC	5,238	199,978
Carphone Warehouse Group PLC (I)	7,780	21,418
Centrica PLC	157,793	629,934
Cobham PLC	39,248	131,710
Compass Group PLC (I)	56,608	440,380
Diageo PLC	77,567	1,188,831
Enquest PLC (I)	5,432	7,706
Enquest PLC (I)	5,625	8,449
Eurasian Natural Resources Corp.	8,043	117,312
F&C Asset Management PLC	4,980	4,171
FirstGroup PLC	14,769	80,845
G4S PLC	37,958	144,917
GKN PLC (I)	50,938	91,908

The accompanying notes are an integral part of the financial statements.	99

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
GlaxoSmithKline PLC (I)	159,767	$2,685,413
Hammerson PLC	24,381	127,581
Home Retail Group PLC	28,188	103,194
HSBC Holdings PLC	534,602	4,875,763
ICAP PLC	15,653	88,185
Imperial Tobacco Group PLC (I)	31,683	828,494
Inmarsat PLC	13,355	146,578
Intercontinental Hotels Group PLC	8,812	140,050
International Power PLC	49,864	210,293
Invensys PLC	25,344	101,950
Investec PLC	11,731	83,524
ITV PLC (I)	112,888	91,675
J Sainsbury PLC	38,674	182,035
Johnson Matthey PLC	6,848	152,509
Kazakhmys PLC	6,463	111,261
Kingfisher PLC	76,809	249,614
Ladbrokes PLC	529	1,087
Land Securities Group PLC	22,974	200,587
Legal & General Group PLC	192,853	221,472
Liberty International PLC	14,088	67,130
Lloyds Banking Group PLC	1,185,384	975,034
London Stock Exchange Group PLC	5,241	48,881
Lonmin PLC, ADR (I)	4,815	117,796
Man Group PLC	50,544	170,940
Marks & Spencer Group PLC	49,652	255,131
National Express Group PLC (I)	15,219	51,073
National Grid PLC	77,120	559,396
Next PLC	6,192	187,015
Old Mutual PLC	167,723	277,772
Pearson PLC (I)	25,405	350,802
Petrofac, Ltd.	6,915	113,115
Pharmstandard (I)	2,783	62,812
PIK Group, GDR	7,058	28,585
Prudential PLC	81,363	640,053
Randgold Resources, Ltd.	2,825	245,831
Reckitt Benckiser Group PLC	18,954	893,524
Reed Elsevier PLC	37,733	263,997
Resolution, Ltd.	81,414	73,567
Rexam PLC	30,151	137,713
Rio Tinto PLC (I)	42,314	1,960,330
Rolls-Royce Group PLC (I)	56,418	483,161
Rolls-Royce Group PLC, C Shares	4,780,530	6,945
Royal & Sun Alliance PLC (I)	100,306	170,783
Royal Bank of Scotland Group PLC (I)	539,339	366,141
Royal Dutch Shell PLC	109,121	2,889,919
Royal Dutch Shell PLC, B Shares	83,120	2,114,980
SABMiller PLC	29,433	834,224
Sage Group PLC	43,111	148,870
Schroders PLC (I)	3,774	72,865
Scottish & Southern Energy PLC	28,700	438,620
Segro PLC	21,246	88,305
Serco Group PLC	14,226	126,274
Severn Trent PLC	6,921	120,453
Smith & Nephew PLC (I)	27,782	252,857
Smiths Group PLC	11,752	176,532
Standard Chartered PLC (I)	62,436	1,484,825
Standard Life PLC	72,835	191,941
TalkTalk Telecom Group PLC (I)	15,560	27,465
Tesco PLC (I)	246,135	1,471,768
Thomas Cook Group PLC	27,898	84,178
Tomkins PLC (I)	25,799	91,375
TUI Travel PLC	16,592	57,295
Tullow Oil PLC	26,945	437,242
Unilever PLC	39,150	1,062,428
United Utilities Group PLC	21,755	170,507

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Vedanta Resources PLC	4,036	$135,559
Vodafone Group PLC	1,618,253	3,247,790
Whitbread PLC	6,098	122,695
William Morrison Supermarket PLC	65,320	250,709
Wolseley PLC (I)	9,301	222,948
WPP PLC	39,212	373,692
Xstrata PLC	58,380	861,261

		57,925,933
United States - 0.09%
Southern Copper Corp.	5,473	161,344
Synthes AG (L)	1,922	201,222

		362,566

TOTAL COMMON STOCKS (Cost $403,524,616)		$388,903,414

PREFERRED STOCKS - 2.29%
Brazil - 1.94%
AES Tiete SA	3,800	40,665
Banco Bradesco SA	52,515	876,572
Banco do Estado do Rio Grande do Sul	8,516	60,553
Bradespar SA	7,300	148,305
Brasil Telecom SA (I)	9,780	63,849
Braskem SA, A Shares (I)	6,600	39,102
Centrais Eletricas Brasileiras SA	5,700	82,061
Cia de Bebidas das Americas	25	2,347
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar	2,139	68,695
Companhia de Bebidas das Americas	4,323	411,709
Companhia de Bebidas das Americas, ADR	338	32,563
Companhia de Transmissao de Energia
Eletrica Paulista	1,219	30,119
Companhia Energetica de Minas Gerais	11,539	164,666
Companhia Energetica de Sao Paulo	6,657	80,085
Companhia Paranaense de Energia	3,800	70,106
Eletropaulo Metropolitana SA	3,710	62,742
Fertilizantes Fosfatados SA (I)	3,600	30,717
Gerdau SA	20,960	287,714
Gol Linhas Aereas Inteligentes SA	3,300	36,782
Investimentos Itau SA	70,859	433,811
Itau Unibanco Holding SA	63,581	1,211,399
Klabin SA	15,000	41,098
Lojas Americanas SA	12,000	81,702
Metalurgica Gerdau SA	8,800	153,314
Net Servicos de Comunicacao SA (I)	6,842	69,688
Petroleo Brasileiro SA	90,684	1,473,848
Suzano Papel e Celulose SA	5,875	51,613
Tam SA	2,590	34,529
Tele Norte Leste Participacoes SA	4,500	73,557
Telemar Norte Leste SA	1,000	28,497
Tim Participacoes SA	23,740	64,263
Usinas Siderurgicas de Minas Gerais SA	6,742	169,915
Vale SA	64,882	1,527,599
Vivo Participacoes SA	4,399	120,696

		8,124,881
Germany - 0.26%
Bayerische Motoren Werke (BMW) AG (N)	2,018	65,491
Fresenius SE (N)	2,651	167,995
Henkel AG & Company KGaA (N)	5,663	266,835
Porsche Automobil Holding SE (N)	2,925	127,072
RWE AG (N)	1,262	84,922
Volkswagen AG (N)	4,466	393,802

		1,106,117

The accompanying notes are an integral part of the financial statements.	100

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Malaysia - 0.00%
Malaysian Airline System BHD (N)	1,800	$436
South Korea - 0.09%
Hyundai Motor Company, Ltd. (N)	1,300	60,024
LG Electronics, Inc. (N)	830	28,414
Samsung Electronics Company, Ltd. (N)	650	279,031

		367,469

TOTAL PREFERRED STOCKS (Cost $8,454,090)		$9,598,903

WARRANTS - 0.00%
France - 0.00%
Fonciere Des Regions (Expiration Date:
12/31/2010, Strike Price: EUR 65.00) (I)	630	403
Hong Kong - 0.00%
Kingboard Chemical Holdings, Ltd.
(Expiration Date: 10/31/2012, Strike Price:
HKD 40.00) (I)	1,800	832
Italy - 0.00%
Mediobanca SPA (Expiration Date:
03/18/2011, Strike Price: EUR 9.00) (I)	9,525	561
UBI Banca SCPA (Expiration Date:
06/30/2011, Strike Price: EUR 12.30) (I)	23,168	612

		1,173
Malaysia - 0.00%
IJM Land BHD (Expiration Date: 09/11/2013,
Strike Price: MYR 1.35) (I)	3,090	872
Singapore - 0.00%
Golden Agri-Resources, Ltd. (Expiration Date:
07/23/2012, Strike Price: SGD 0.54) (I)	12,800	914

TOTAL WARRANTS (Cost $240)		$4,194

RIGHTS - 0.02%
Brazil - 0.00%
Itausa - Investimentos Itau S.A. (Expiration
Date: 06/01/2010, Strike
Price: BRL 9.50) (I)	443	253
Ireland - 0.00%
The Governor & Company of the Bank of
Ireland (Expiration Date: 06/08/2010,
Strike Price:EUR 0.55) (I)	33,213	5,757
Korea - 0.00%
Hanjin Shipping Company, Ltd. (Expiration
Date: 06/22/2010, Strike
Price: KRW 23,300.00) (I)	261	1,466
Spain - 0.00%
Abertis Infraestructuras SA (Expiration Date:
06/07/2010, Strike Price: EUR 0.54) (I)	7,524	5,318
Switzerland - 0.00%
OC Oerlikon Corp. AG (Expiration Date:
06/02/2010, Strike Price: $3.72) (I)	14,706	17,941
United Kingdom - 0.02%
National Grid PLC, (Expiration Date:
06/11/2010, Strike Price: GBP 3.35) (I)	30,848	61,508

TOTAL RIGHTS (Cost $146,910)		$92,243

SHORT-TERM INVESTMENTS - 9.96%
Short-Term Securities* - 2.10%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.180%	$8,811,528	8,811,528

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities* (continued)
Securities Lending Collateral - 7.86%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	$3,290,675	32,930,115

TOTAL SHORT-TERM INVESTMENTS (Cost $41,740,966)		41,741,643

Total Investments (International Equity Index Fund)
(Cost $453,866,822) - 105.03%		$440,340,397
Other assets and liabilities, net - (5.03%)		(21,096,088)

TOTAL NET ASSETS - 100.00%		$419,244,309

International Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.34%
Belgium - 2.45%
Anheuser-Busch InBev NV	432,737	$20,898,193
Brazil - 7.48%
Cyrela Brazil Realty SA	463,600	5,027,371
Gafisa SA	1,673,166	10,105,601
OGX Petroleo e Gas Participacoes SA (I)	2,236,738	19,908,043
PDG Realty SA Empreendimentos
e Participacoes	1,808,900	15,206,182
Vale SA, SADR	495,250	13,465,848

		63,713,045
Canada - 6.03%
Canadian National Railway Company	259,184	14,869,386
Research In Motion, Ltd. (I)	329,428	19,996,280
Teck Resources, Ltd.	200,483	6,990,790
The Toronto-Dominion Bank	138,345	9,472,520

		51,328,976
China - 3.37%
Baidu, Inc., SADR (I)	126,400	9,253,744
Ctrip.com International, Ltd., ADR (I)	216,400	8,523,996
Ping An Insurance Group Company
of China, Ltd.	844,500	6,800,338
Tencent Holdings, Ltd.	215,000	4,158,404

		28,736,482
Denmark - 2.32%
Novo Nordisk A/S	169,850	13,121,086
Novozymes A/S, B Shares	61,656	6,612,149

		19,733,235
France - 8.39%
Accor SA (I)	326,756	15,581,213
AXA SA	574,820	9,507,657
BNP Paribas	164,399	9,356,021
Pernod-Ricard SA	109,340	8,309,330
Publicis Groupe SA	298,581	12,507,081
Schneider Electric SA	160,393	16,166,061

		71,427,363
Germany - 12.41%
Adidas AG	247,151	12,432,427
BASF SE	482,665	25,549,227
Daimler AG (I)	337,507	17,010,793
Infineon Technologies AG (I)	1,513,087	8,669,637
Metro AG	304,785	16,049,085
Siemens AG	187,053	17,020,475

The accompanying notes are an integral part of the financial statements.	101

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
ThyssenKrupp AG	333,694	$9,002,060

		105,733,704
Hong Kong - 4.37%
CNOOC, Ltd.	5,973,600	9,559,110
Hang Lung Properties, Ltd.	1,390,000	4,882,423
Li & Fung, Ltd.	4,184,000	18,135,467
Noble Group, Ltd.	3,617,907	4,676,936

		37,253,936
India - 2.78%
ICICI Bank, Ltd., SADR	410,501	15,102,332
Reliance Industries, Ltd., ADR (S)	185,250	8,297,348
Reliance Industries, Ltd., GDR (S)	5,700	255,303

		23,654,983
Ireland - 1.46%
Covidien PLC	294,200	12,471,138
Israel - 3.00%
Teva Pharmaceutical Industries, Ltd., SADR	465,651	25,526,988
Japan - 11.78%
Canon, Inc.	313,800	12,896,362
Daikin Industries, Ltd.	129,605	4,266,831
FamilyMart Company, Ltd.	323,800	10,549,928
Honda Motor Company, Ltd.	382,800	11,636,280
Marubeni Corp.	3,202,000	17,815,243
Matsushita Electric Industrial Company, Ltd.	635,100	8,091,644
Mizuho Financial Group, Inc.	6,109,100	10,994,704
Nintendo Company, Ltd.	33,100	9,763,819
Sumco Corp. (I)	301,300	5,462,251
The Tokyo Electric Power Company, Inc.	359,300	8,899,205

		100,376,267
Luxembourg - 1.04%
Millicom International Cellular SA	110,500	8,832,265
Singapore - 1.55%
Capitaland, Ltd.	5,164,000	13,203,671
Spain - 4.26%
Banco Bilbao Vizcaya Argentaria SA	1,088,621	11,401,821
Inditex SA	445,766	24,886,521

		36,288,342
Switzerland - 7.96%
Credit Suisse Group AG	430,593	16,728,207
Lonza Group AG	116,938	7,689,628
Nestle SA	285,380	12,938,708
Syngenta AG	75,197	16,708,276
The Swatch Group AG	52,404	13,756,758

		67,821,577
Taiwan - 2.96%
High Tech Computer Corp.	684,000	9,306,850
Hon Hai Precision Industry Company, Ltd. (I)	4,087,457	15,917,685

		25,224,535
United Kingdom - 11.73%
Autonomy Corp. PLC (I)	537,028	13,668,527
Barclays PLC	2,020,869	8,957,175
Compass Group PLC (I)	1,621,237	12,612,369
HSBC Holdings PLC	1,878,415	17,131,822
Reckitt Benckiser Group PLC	191,001	9,004,115
Rolls-Royce Group PLC (I)	1,508,719	12,920,605
Rolls-Royce Group PLC, C Shares (I)	46,621,350	67,729
Standard Chartered PLC (I)	709,314	16,868,556

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Tesco PLC (I)	1,452,145	$8,683,125

		99,914,023

TOTAL COMMON STOCKS (Cost $776,329,687)		$812,138,723

PREFERRED STOCKS - 0.48%
Brazil - 0.48%
Net Servicos de Comunicacao SA (N)	399,700	4,071,069

TOTAL PREFERRED STOCKS (Cost $5,251,983)		$4,071,069

SHORT-TERM INVESTMENTS - 2.35%
Short-Term Securities* - 2.35%
State Street Institutional Investment Treasury
Money Market Fund, 0.0299%	$20,008,171	20,008,171

TOTAL SHORT-TERM INVESTMENTS (Cost $20,008,171)		$20,008,171

Total Investments (International Opportunities Fund)
(Cost $801,589,841) - 98.17%		$836,217,963
Other assets and liabilities, net - 1.83%		15,592,845

TOTAL NET ASSETS - 100.00%		$851,810,808

International Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.63%
Australia - 7.30%
Billabong International, Ltd.	582,159	$4,922,907
Emeco Holdings, Ltd.	6,312,426	2,873,883
Iluka Resources, Ltd. (I)	1,069,366	4,318,580
Pacific Brands, Ltd. (I)	4,030,539	3,449,119
PaperlinX, Ltd. (I)	3,944,547	2,261,440

		17,825,929
Bahamas - 1.75%
Steiner Leisure, Ltd. (I)	102,805	4,266,408
Belgium - 1.69%
Barco NV (I)	84,270	4,118,863
Canada - 11.40%
ATS Automation Tooling Systems, Inc. (I)	585,060	3,964,048
Biovail Corp. (L)	298,600	4,453,782
Canaccord Capital, Inc.	676,106	5,555,180
Dorel Industries, Inc., Class B	89,800	3,260,702
Genworth MI Canada, Inc.	30,600	727,111
Genworth MI Canada, Inc. (S)	138,800	3,257,078
HudBay Minerals, Inc. (I)	312,900	3,627,956
Mullen Group, Ltd.	214,400	2,987,155

		27,833,012
China - 4.36%
Bio-Treat Technology, Ltd. (I)	6,487,624	370,682
People’s Food Holdings, Ltd.	7,679,704	3,318,374
Sinotrans, Ltd., Class H	17,808,000	3,979,492
Travelsky Technology, Ltd.	4,278,014	2,966,875

		10,635,423
Finland - 3.14%
Amer Sports OYJ (L)	505,100	4,973,565
Huhtamaki OYJ	260,656	2,681,953

		7,655,518

The accompanying notes are an integral part of the financial statements.	102

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany - 1.13%
Jenoptik AG (I)(L)	552,685	$2,750,275
Greece - 0.89%
Alapis Holding Industrial & Commercial SA	4,542,249	1,675,136
Athens Stock Exchange SA	79,778	486,433

		2,161,569
Hong Kong - 11.62%
Dah Sing Financial Group (I)	1,074,374	5,677,912
Fountain SET Holdings, Ltd. (I)	8,483,425	1,165,785
Giordano International, Ltd.	13,876,365	6,201,807
Lerado Group Holding Company, Ltd.	9,483,682	1,339,778
Stella International Holdings, Ltd.	2,648,500	5,122,574
Texwinca Holdings, Ltd.	4,668,907	4,677,062
Yue Yuen Industrial Holdings, Ltd.	1,356,640	4,172,856

		28,357,774
Japan - 5.91%
Asics Corp.	53,000	472,274
Descente, Ltd. (L)	807,860	4,610,010
En-japan, Inc. (L)	1,313	1,916,368
Kobayashi Pharmaceutical Company, Ltd.	63,500	2,588,779
Meitec Corp.	78,111	1,440,928
USS Company, Ltd.	51,080	3,402,531

		14,430,890
Liechtenstein - 1.40%
Verwaltungs & Privat Bank AG	33,515	3,407,322
Netherlands - 8.90%
Aalberts Industries NV	242,981	2,989,953
Draka Holding NV (I)(L)	262,838	4,014,602
Imtech NV	92,263	2,456,654
Mediq NV	226,275	4,011,066
SBM Offshore NV	134,586	2,135,088
TKH Group NV	276,579	5,167,980
USG People NV (I)	66,804	945,637

		21,720,980
Norway - 1.29%
Tomra Systems ASA	758,890	3,145,074
Singapore - 0.20%
Huan Hsin Holdings, Ltd. (I)	2,502,298	482,534
South Korea - 6.61%
Binggrae Company, Ltd.	58,460	2,353,934
Busan Bank	283,930	2,562,897
Daeduck Electronics Company, Ltd.	336,490	1,990,361
Daegu Bank	200,600	2,361,443
Intops Company, Ltd.	86,071	1,467,915
Sindoh Company, Ltd.	80,243	3,164,285
Youngone Corp.	290,900	2,233,755

		16,134,590
Spain - 1.08%
Sol Melia SA	391,218	2,649,893
Sweden - 1.23%
D. Carnegie & Company AB (I)	739,376	0
Niscayah Group AB	1,871,930	3,015,093

		3,015,093
Switzerland - 2.90%
Panalpina Welttransport Holding AG (I)	65,410	4,841,727
Vontobel Holding AG	89,146	2,248,415

		7,090,142
Taiwan - 7.18%
D-Link Corp.	1,621,668	1,265,581

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Giant Manufacturing Company, Ltd.	1,547,400	$4,651,396
KYE System Corp.	3,198,066	3,171,057
Ta Chong Bank, Ltd. (I)	19,555,000	3,700,586
Taiwan Fu Hsing Industrial Company, Ltd.	2,164,000	1,343,616
Test-Rite International Company, Ltd.	6,015,299	3,396,189

		17,528,425
Thailand - 4.22%
Bank of Ayudhya PCL	8,190,800	4,661,021
Glow Energy PCL	2,703,888	2,910,984
Total Access Communication PCL (L)	2,583,260	2,738,256

		10,310,261
United Kingdom - 11.29%
Bellway PLC (I)	362,970	3,651,583
Bodycote PLC	1,242,355	3,616,880
Bovis Homes Group PLC	643,750	3,608,030
Burberry Group PLC	216,796	2,174,731
Fiberweb PLC	3,126,880	2,589,267
Future PLC	5,278,067	1,437,695
Game Group PLC	2,079,864	2,775,267
Henderson Group PLC	2,761,970	5,432,857
Persimmon PLC (I)	383,410	2,272,554

		27,558,864
United States - 2.14%
MF Global Holdings, Ltd. (I)(L)	677,490	5,216,673

TOTAL COMMON STOCKS (Cost $228,922,661)		$238,295,512

SHORT-TERM INVESTMENTS - 5.85%
Short-Term Securities* - 0.52%
Bank of Montreal Time Deposit,
0.140%, 06/01/2010	$1,275,000	1,275,000
Securities Lending Collateral - 5.33%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	1,299,691	13,006,139

TOTAL SHORT-TERM INVESTMENTS (Cost $14,280,867)		14,281,139

Total Investments (International Small Cap Fund)
(Cost $243,203,528) - 103.48%		$252,576,651
Other assets and liabilities, net - (3.48%)		(8,492,318)

TOTAL NET ASSETS - 100.00%		$244,084,333

International Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.28%
Australia - 7.96%
Acrux, Ltd. (I)	23,000	$37,813
Adelaide Brighton, Ltd.	59,012	135,826
Aditya Birla Minerals, Ltd. (I)	40,783	25,960
AED Oil, Ltd. (I)	18,722	7,892
AJ Lucas Group, Ltd.	6,727	13,385
Alchemia, Ltd. (I)	25,636	11,996
Alesco Corp., Ltd.	12,775	28,650
Alkane Resources, Ltd. (I)	7,000	1,741
Alliance Resources, Ltd. (I)	40,937	12,598
Amalgamated Holdings, Ltd.	18,031	88,171
Andean Resources, Ltd. (I)	32,252	87,829
Ansell, Ltd.	19,222	202,576

The accompanying notes are an integral part of the financial statements.	103

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Anvil Mining, Ltd. (I)	12,049	$40,704
APA Group, Ltd.	20,996	61,602
APN News & Media, Ltd. (L)	38,762	71,570
ARB Corp., Ltd.	8,257	40,028
Atlas Iron, Ltd. (I)(L)	44,891	77,966
Ausdrill, Ltd. (L)	9,877	15,322
Ausenco, Ltd. (L)	8,453	15,465
Austal, Ltd.	12,569	22,571
Austar United Communications, Ltd. (I)	82,457	67,086
Austereo Group, Ltd.	17,955	25,356
Australian Agricultural Company, Ltd. (I)	21,026	26,325
Australian Infrastructure Fund	82,078	117,986
Australian Worldwide Exploration, Ltd. (I)	56,285	98,230
Automotive Holdings Group	22,990	45,356
AVJennings, Ltd. (I)	32,942	11,526
Avoca Resources, Ltd. (I)	27,026	46,938
AWB, Ltd. (I)	96,501	80,546
Beach Energy, Ltd.	160,399	102,100
Becton Property Group (I)	11,935	574
Bendigo Mining, Ltd.	20,172	3,827
Biota Holdings, Ltd. (I)	39,986	37,421
Blackmores, Ltd.	1,614	30,399
Boart Longyear Group (I)	58,537	136,213
Bow Energy, Ltd. (I)	20,502	21,088
Bradken, Ltd.	17,089	106,905
Breville Group, Ltd.	19,121	34,015
Brickworks, Ltd.	418	4,247
Brockman Resources, Ltd. (I)	13,981	37,130
Cabcharge Australia, Ltd. (L)	12,784	56,262
Campbell Brothers, Ltd.	6,541	156,453
Cape Lambert Iron Ore, Ltd. (I)	25,048	9,398
Cardno, Ltd.	9,180	29,875
Carnarvon Petroleum, Ltd. (I)	59,353	17,014
Cellestis, Ltd.	9,557	21,916
Centennial Coal Company, Ltd.	41,565	142,627
Ceramic Fuel Cells, Ltd. (I)	126,217	18,622
Challenger Financial Services Group, Ltd.	29,654	93,255
Chemgenex Pharmaceuticals, Ltd. (I)	16,902	4,275
Citadel Resource Group, Ltd. (I)	142,315	40,195
Clough, Ltd.	23,830	15,169
Coal of Africa, Ltd. (I)	35,383	59,663
Cockatoo Coal, Ltd. (I)	54,635	20,728
Coffey International, Ltd.	17,063	16,544
Comdek, Ltd. (I)	9,069	3,555
Compass Resources, Ltd. (I)	15,577	1,970
Corporate Express Australia, Ltd.	7,291	34,423
Count Financial, Ltd.	16,149	15,045
Crane Group, Ltd.	12,686	95,191
CuDeco, Ltd. (I)(L)	10,337	33,989
Customers, Ltd. (I)	9,594	20,950
David Jones, Ltd.	18,109	67,178
Deep Yellow, Ltd. (I)	56,297	7,357
Discovery Metals, Ltd. (I)	53,884	35,208
Dominion Mining, Ltd.	6,473	14,899
Duet Group	26,083	35,185
Eastern Star Gas, Ltd. (I)	47,736	33,404
Elders, Ltd. (I)	40,650	34,786
Emeco Holdings, Ltd.	73,594	33,505
Emitch, Ltd.	33,008	23,933
Energy World Corp., Ltd. (I)	112,377	41,214
Envestra, Ltd.	79,350	33,450
Extract Resources, Ltd. (I)	6,750	40,121
Ferraus, Ltd. (I)	30,170	20,603
FKP Property Group, Ltd.	80,350	52,840
Fleetwood Corp., Ltd.	5,677	41,880

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
FlexiGroup, Ltd.	75,857	$78,025
Flight Centre, Ltd.	6,913	97,450
Forest Enterprises Australia, Ltd. (I)	29,109	1,104
Geodynamics, Ltd. (I)	31,447	11,533
Gindalbie Metals, Ltd. (I)(L)	44,120	39,801
Giralia Resources NL (I)	12,606	22,638
Goodman Fielder, Ltd.	146,411	166,643
GrainCorp., Ltd.	18,539	92,375
Grange Resources Corp., Ltd. (I)	43,931	19,445
Great Southern Plantations, Ltd. (I)	47,114	4,767
GUD Holdings, Ltd.	7,966	55,072
Gujarat NRE Coking Coal, Ltd. (I)	18,702	10,249
Gunns, Ltd.	100,882	40,826
GWA International, Ltd.	27,947	73,514
Hastie Group, Ltd.	31,408	39,191
Healthscope, Ltd.	43,909	203,238
Heron Resources, Ltd. (I)	9,000	1,442
Hills Industries, Ltd.	27,614	55,642
Horizon Oil, Ltd. (I)	97,753	23,076
IBA Health, Ltd.	53,725	26,045
iiNET, Ltd.	9,172	21,652
Iluka Resources, Ltd. (I)	27,525	111,158
Imdex, Ltd. (I)	25,905	15,834
Independence Group NL	12,761	48,092
Indophil Resources NL (I)	41,044	39,795
Industrea, Ltd.	134,624	38,023
Infigen, Ltd.	70,305	48,012
Infomedia, Ltd.	45,314	10,124
Intrepid Mines, Ltd. (I)	43,561	20,199
Invocare, Ltd.	12,728	64,815
IOOF Holdings, Ltd.	29,308	152,705
Iress Market Technology, Ltd.	14,494	102,891
Ivanhoe Australia, Ltd. (I)	20,107	55,603
Jabiru Metals, Ltd. (I)	30,000	8,094
JB Hi-Fi, Ltd.	10,546	164,934
Kagara Zinc, Ltd. (I)	47,616	23,083
Karoon Gas Australia, Ltd. (I)	18,847	122,511
Kimberley Metals, Ltd. (I)	8,314	1,227
Kingsgate Consolidated, Ltd.	11,045	77,942
Linc Energy, Ltd. (I)	21,505	20,669
Liquefied Natural Gas, Ltd. (I)(L)	19,165	6,302
Lynas Corp., Ltd. (I)	209,154	89,051
Macmahon Holdings, Ltd.	85,483	41,441
Mantra Resources, Ltd. (I)	9,157	36,594
Marion Energy, Ltd. (I)	61,857	1,199
Mcmillan Shakespeare, Ltd.	3,797	14,374
McPherson’s, Ltd.	18,009	46,006
Medusa Mining, Ltd. (I)	34,800	134,963
Mermaid Marine Australia, Ltd.	18,628	39,420
Metals X, Ltd. (I)	128,000	14,029
Minara Resources, Ltd. (I)	40,832	24,614
Mincor Resources NL	36,432	50,835
Mineral Deposits, Ltd. (I)	13,316	10,946
Mineral Resources, Ltd.	12,820	75,227
Mirabela Nickel, Ltd. (I)(L)	22,735	40,828
Molopo Australia, Ltd. (I)	28,437	26,133
Monadelphous Group, Ltd.	8,877	99,016
Mortgage Choice, Ltd.	11,340	10,612
Mosaic Oil NL (I)	67,228	4,818
Mount Gibson Iron, Ltd. (I)	151,507	194,158
Murchison Metals, Ltd. (I)	35,041	57,757
Navitas, Ltd.	33,433	133,608
Neptune Marine Services, Ltd. (I)	23,710	4,798
Nexbis, Ltd. (I)	26,746	2,593
Nexus Energy, Ltd. (I)	69,816	16,187

The accompanying notes are an integral part of the financial statements.	104

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
NIB Holdings, Ltd.	27,875	$29,847
Nufarm, Ltd.	6,771	34,708
Oakton, Ltd.	9,591	20,215
Pacific Brands, Ltd. (I)	174,508	149,335
Pan Australian Resources, Ltd. (I)	229,759	92,981
Pan Pacific Petroleum NL (I)	67,247	12,190
PaperlinX, Ltd. (I)	65,071	37,306
Peet & Company, Ltd.	32,651	59,461
Perilya, Ltd. (I)	30,460	11,300
Perpetual Trust of Australia, Ltd.	4,254	107,489
Perseus Mining, Ltd. (I)	31,837	50,865
Pharmaxis, Ltd. (I)(L)	29,382	76,298
Photon Group, Ltd.	23,274	18,151
Platinum Australia, Ltd. (I)	30,671	19,006
PMP, Ltd. (I)	35,022	16,240
Premier Investments, Ltd.	8,685	48,034
Primary Health Care, Ltd.	5,258	16,314
Prime Television, Ltd.	15,587	9,593
Programmed Maintenance Services, Ltd.	14,733	35,401
Publishing & Broadcasting, Ltd.	25,237	66,811
RCR Tomlinson, Ltd.	22,598	16,957
Realestate.com.au, Ltd.	7,872	72,077
Reckon, Ltd.	14,138	23,661
Redflex Holdings, Ltd.	5,472	7,151
Resolute Mining, Ltd. (I)	43,345	38,737
Ridley Corp., Ltd.	27,918	27,068
Riversdale Mining, Ltd. (I)	16,160	128,479
Roc Oil Company, Ltd. (I)	81,308	24,336
SAI Global, Ltd.	16,514	56,945
Sally Malay Mining, Ltd.	27,777	49,648
Salmat, Ltd.	11,402	39,125
Sandfire Resources Nl (I)	12,666	35,240
Sedgman, Ltd.	11,086	13,132
ServCorp, Ltd.	10,693	28,759
Service Stream, Ltd. (I)	8,282	1,746
Seven Network, Ltd.	11,011	58,949
Sigma Pharmaceuticals, Ltd.	111,268	50,188
Silex Systems, Ltd. (I)	10,299	47,496
Silver Lake Resources, Ltd. (I)	11,183	13,530
SMS Management & Technology, Ltd.	12,633	60,497
Southern Cross Media Group, Ltd.	32,974	50,736
SP Telemedia, Ltd.	63,587	113,654
Spark Infrastructure Group (S)	74,659	70,813
Specialty Fashion Group, Ltd.	51,331	49,769
Sphere Investments, Ltd. (I)(L)	18,205	24,558
Spotless Group, Ltd.	25,238	47,238
St. Barbara, Ltd. (I)	181,117	46,573
Straits Resources, Ltd. (I)	26,787	29,021
STW Communications Group, Ltd.	36,346	28,958
Sundance Resources, Ltd. (I)	155,154	17,005
Super Cheap Auto Group, Ltd.	12,892	56,085
Swick Mining Services, Ltd. (I)	30,800	10,127
Talent2 International, Ltd. (I)	6,000	7,082
Tap Oil, Ltd. (I)	17,366	13,543
Tassal Group, Ltd.	11,577	15,226
Technology One, Ltd.	32,670	22,586
Ten Network Holdings, Ltd. (I)	64,453	94,824
Terramin Australia, Ltd. (I)	16,521	8,636
TFS Corp., Ltd.	21,282	15,790
Thakral Holdings Group, Ltd. (I)	63,390	20,309
The Reject Shop, Ltd.	2,608	34,521
Tower Australia Group, Ltd.	27,017	50,567
Tox Free Solutions, Ltd. (I)	8,234	16,592
Transfield Services, Ltd.	50,941	163,204
Transpacific Industries Group, Ltd. (I)	2,950	2,972

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
UXC, Ltd.	32,540	$14,266
Virgin Blue Holdings, Ltd. (I)	189,373	52,688
Watpac, Ltd.	12,628	14,000
WDS, Ltd.	18,432	6,605
West Australian Newspapers
Holdings, Ltd. (L)	22,961	130,282
Western Areas NL	14,776	49,955
White Energy Company, Ltd. (I)	20,704	58,476
WHK Group, Ltd.	26,888	22,669
Wide Bay Australia, Ltd.	4,137	34,530
Windimurra Vanadium, Ltd. (I)	26,928	0
Wotif.com Holdings, Ltd.	8,779	43,891

		9,983,580
Austria - 0.94%
A-TEC Industries AG (I)	1,566	17,384
Agrana Beteiligungs AG	568	43,214
Andritz AG	4,122	227,111
BWIN Interactive Entertainment AG	3,670	171,348
BWT AG	1,074	26,141
Constantia Packaging AG (I)	755	38,517
Evn AG	1,114	15,228
Flughafen Wien AG	1,118	56,033
Intercell AG (I)(L)	4,221	93,192
Lenzing AG	163	60,129
Mayr-Melnhof Karton AG	705	60,883
Oesterreichische Post AG	4,024	90,673
Palfinger AG (I)	1,770	36,837
RHI AG (I)	2,919	79,481
Rosenbauer International AG	395	14,373
S&T System Integration & Technology
Distribution AG (I)	487	6,675
Schoeller-Bleckmann Oilfield
Equipment AG (L)	1,107	52,705
Uniqa Versicherungen AG (L)	4,818	87,420
Warimpex Finanz- und Beteiligungs AG (I)	3,221	7,919

		1,185,263
Belgium - 1.12%
Ackermans & Van Haaren NV	2,257	134,260
AGFA Gevaert NV (I)	16,167	104,140
Banque Nationale de Belgique	21	100,086
Barco NV (I)	1,197	58,506
Compagnie d’Entreprises CFE	756	35,102
Compagnie Immobiliere de Belgique SA	440	15,594
Compagnie Maritime Belge SA	1,734	49,773
Duvel Moortgat SA	230	16,594
Econocom Group SA	1,728	23,706
Elia System Operator SA/NV (L)	2,308	75,158
Euronav NV	2,444	45,036
EVS Broadcast Equipment SA (L)	1,071	48,924
Exmar NV	2,007	12,435
Image Recognition Integrated Systems	78	3,567
Ion Beam Applications SA (I)	2,739	25,051
Kinepolis Group NV	391	20,236
Lotus Bakeries SA (L)	34	14,963
Melexis NV (I)	2,366	23,036
Omega Pharma SA	1,655	71,909
Roularta Media Group NV (I)	668	14,182
SA D’Ieteren Trading NV	498	220,879
Sapec SA	305	20,284
Sipef SA	888	48,468
Telenet Group Holding NV (I)	4,761	124,077
Tessenderlo Chemie NV	2,408	69,238

The accompanying notes are an integral part of the financial statements.	105

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Belgium (continued)
Van De Velde NV	796	$29,160

		1,404,364
Bermuda - 0.41%
Catlin Group, Ltd.	34,545	163,855
Chung Tai Printing Holdings, Ltd.	230,000	8,419
COL Capital, Ltd.	28,000	4,675
Golden Ocean Group, Ltd.	25,600	40,102
Hardy Underwriting Bermuda, Ltd.	7,592	25,257
Hiscox PLC	37,963	186,465
Katanga Mining, Ltd. (I)	88,227	80,826

		509,599
Canada - 11.35%
Absolute Software Corp. (I)	3,900	15,631
Advantage Oil & Gas, Ltd. (I)	17,600	108,835
Aecon Group, Inc.	5,399	54,253
AG Growth International, Inc.	1,300	43,135
AGF Management, Ltd.	8,493	129,677
Alamos Gold, Inc.	13,660	199,314
Alexco Resource Corp.	5,500	17,740
Alliance Grain Traders, Inc.	1,200	37,790
Altius Minerals Corp. (I)	2,400	24,712
Anderson Energy, Ltd. (I)(L)	20,300	20,534
Angiotech Pharmaceuticals, Inc. (I)	20,094	19,751
Astral Media, Inc.	5,081	173,828
ATCO, Ltd.	2,070	93,791
Atrium Innovations, Inc. (I)	3,200	46,081
ATS Automation Tooling Systems, Inc. (I)	8,723	59,102
Augusta Resource Corp. (I)	13,400	27,877
Aura Minerals, Inc. (I)	2,783	11,314
Aurizon Mines, Ltd. (I)	17,846	87,195
Axia NetMedia Corp. (I)	9,200	16,681
B2gold Corp. (I)	14,146	19,979
Baffinland Iron Mines Corp. (I)	24,800	10,413
Baja Mining Corp. (I)	16,100	11,062
Ballard Power Systems, Inc. (I)	9,800	19,359
Bankers Petroleum, Ltd. (I)	43,086	313,719
BELLUS Health, Inc. (I)	3,500	518
Bioms Medical Corp. (I)	9,900	3,259
Biovail Corp.	7,964	118,787
Birch Mountain Resources, Ltd. (I)	11,200	28
Birchcliff Energy, Ltd. (I)	10,153	90,979
Black Diamond Group, Ltd.	168	2,807
Blackpearl Resources, Inc. (I)	29,540	78,649
BMTC Group, Inc., Class A	1,570	27,163
BNK Petroleum, Inc. (I)	12,925	29,849
Boralex, Inc. (I)	3,000	25,909
Breakwater Resources, Ltd. (I)	63,300	18,122
Calfrac Well Services, Ltd.	2,900	54,491
Calian Technologies, Ltd.	500	8,302
Calvalley Petroleums, Inc. (I)	9,777	30,323
Canaccord Capital, Inc.	8,300	68,196
Canada Bread Company, Ltd.	2,740	118,997
Canadian Western Bank	6,077	136,550
Canam Group, Inc.	3,770	28,781
Candente Gold Corp. (I)	1,720	837
Candente Resource Corp. (I)	8,600	3,529
Canfor Corp. (I)	11,801	113,742
Cangene Corp. (I)	3,800	13,345
Capstone Mining Corp. (I)	17,200	38,080
Cardero Resource Corp.	7,700	8,377
Cardiome Pharma Corp. (I)	8,400	70,942
Carpathian Gold, Inc. (I)	20,000	6,585
Cascades, Inc.	6,669	43,722

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Catalyst Paper Corp. (I)	54,263	$10,071
CCL Industries, Inc.	3,327	91,279
CE Franklin, Ltd. (I)	2,786	17,707
Celtic Exploration, Ltd. (I)	7,892	73,354
Chariot Resources, Ltd. (I)	40,500	25,508
Claude Resources, Inc. (I)	21,200	24,075
Cogeco Cable, Inc.	1,788	57,279
COM DEV International, Ltd. (I)	7,500	19,038
Comaplex Minerals Corp. (I)	5,776	57,545
Computer Modelling Group, Ltd.	800	13,757
Connacher Oil and Gas, Ltd. (I)	47,523	67,119
ConnectEast Group	258,116	84,871
Constellation Software, Inc.	1,700	66,352
Corby Distilleries, Ltd.	2,222	32,231
Corridor Resources, Inc. (I)	11,000	49,967
Corus Entertainment, Inc.	8,707	165,432
Cott Corp. (I)	6,083	45,859
Crew Energy, Inc. (I)	8,723	147,756
Crew Gold Corp. (I)	1,862	471
Crystallex International Corp. (I)	43,800	28,005
Dalsa Corp.	2,800	27,121
Daylight Energy, Ltd.	8,374	80,554
Delphi Energy Corp. (I)	14,600	36,921
Denison Mines Corp. (I)	22,097	30,576
Descartes Systems Group, Inc. (I)	4,700	26,821
Detour Gold Corp. (I)	3,650	79,242
Divestco, Inc. (I)	2,800	2,218
Dorel Industries, Inc., Class B	2,792	101,380
Dundee Precious Metals, Inc. (I)	10,200	40,395
DundeeWealth, Inc.	6,076	80,538
Eastern Platinum, Ltd. (I)	66,523	76,179
Easyhome, Ltd.	700	5,678
Endeavour Silver Corp. (I)	6,200	21,832
Enghouse Systems, Ltd.	1,100	9,028
Ensign Energy Services, Inc.	18,500	237,804
Entree Gold, Inc. (I)	7,500	16,318
Equitable Group, Inc.	1,700	35,528
European Goldfields, Ltd. (I)	15,219	92,368
Evertz Technologies, Ltd.	3,401	40,894
Exfo Electro Optical Engineering, Inc. (I)	912	4,700
Fairborne Energy, Ltd. (I)	8,600	33,730
Far West Mining, Ltd. (I)	4,700	23,099
Flint Energy Services, Ltd. (I)	3,485	40,906
Formation Metals, Inc. (I)	4,142	4,150
Forsys Metals Corp. (I)	15,300	42,488
Fortune Minerals, Ltd. (I)	3,334	2,195
Forzani Group, Ltd.	3,070	50,215
Fraser Papers, Inc. (I)	4,800	0
Fronteer Gold, Inc. (I)	13,680	77,936
Galleon Energy, Inc. (I)	11,550	63,487
Gammon Gold, Inc. (I)	10,550	78,025
Garda World Security Corp. (I)	7,700	62,091
GBS Gold International, Inc. (I)	30,800	0
Gennum Corp.	4,158	30,196
Glacier Media, Inc. (I)	8,800	19,567
Glentel, Inc.	1,100	15,746
Globestar Mining Corp. (I)	12,700	11,998
Gluskin Sheff & Associates, Inc.	1,700	29,347
GMP Capital, Inc.	1,400	14,041
Grande Cache Coal Corp. (I)	17,700	98,305
Great Canadian Gaming Corp. (I)	8,850	53,629
Greystar Resources, Ltd. (I)	4,600	23,836
Groupe Aeroplan, Inc.	13,320	121,391
Guyana Goldfields, Inc. (I)	7,300	46,953
Hanfeng Evergreen, Inc. (I)	3,700	22,033

The accompanying notes are an integral part of the financial statements.	106

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Harry Winston Diamond Corp. (I)	6,172	$76,274
Hemisphere GPS, Inc. (I)	10,400	7,940
Heroux-Devtek, Inc. (I)	3,900	21,474
Home Capital Group, Inc.	3,115	129,279
HudBay Minerals, Inc. (I)	21,392	248,032
IESI-BFC, Ltd.	7,800	157,652
Imax Corp. (I)	4,397	75,948
Intermap Technologies Corp. (I)	7,800	7,146
International Forest Products, Ltd. (I)	5,150	25,261
International Tower Hill Mines, Ltd. (I)	4,097	29,558
Iteration Energy, Ltd. (I)	28,160	42,728
Ivanhoe Energy, Inc. (I)	32,400	76,988
Jinshan Gold Mines, Inc. (I)	34,900	139,547
KAB Distribution, Inc. (I)	18,405	18
Kimber Resources, Inc. (I)	1,750	1,603
Kingsway Financial Services, Inc. (I)	8,700	14,778
Kirkland Lake Gold, Inc. (I)	5,309	41,898
Lake Shore Gold Corp. (I)	13,508	39,703
Laurentian Bank of Canada	2,691	108,600
Le Chateau, Inc.	2,400	31,514
Legacy Oil & Gas, Inc. (I)	2,852	31,925
Leon’s Furniture, Ltd.	6,709	77,212
Linamar Corp.	12,009	221,523
MacDonald Dettwiler & Associates, Ltd. (I)	4,105	168,956
MAG Silver Corp. (I)	5,100	35,723
Major Drilling Group International	2,389	51,546
Manitoba Telecom Services, Inc.	1,600	43,287
Maple Leaf Foods, Inc.	7,694	69,899
Marsulex, Inc.	3,500	37,642
Martinrea International, Inc. (I)	6,018	43,646
Maxim Power Corp. (I)	6,300	18,036
MDS, Inc. (I)	15,568	133,559
Mega Uranium, Ltd. (I)	26,600	10,027
Methanex Corp.	12,702	263,883
Migao Corp. (I)	3,400	19,338
MKS, Inc.	1,550	16,581
Mosaid Technologies, Inc.	1,500	28,586
Mullen Group, Ltd.	7,898	110,040
Neo Material Technologies, Inc. (I)	10,100	38,746
Norbord, Inc. (I)	1,390	19,698
North American Energy Partners, Inc. (I)	1,632	16,041
North American Palladium, Ltd. (I)	8,050	27,118
Northern Dynasty Minerals, Ltd. (I)	2,760	19,938
Northgate Minerals Corp. (I)	25,007	74,694
NuVista Energy, Ltd.	10,679	112,303
OPTI Canada, Inc. (I)	26,100	48,818
Paladin Labs, Inc. (I)	1,400	30,942
Pan American Silver Corp.	10,600	268,869
Paramount Resources, Ltd. (I)	4,500	81,592
Parkbridge Lifestyles Communities, Inc.	6,530	33,526
Pason Systems, Inc.	6,895	72,707
Pelangio Exploration, Inc. (I)	14,200	2,304
Petrolifera Petroleum, Ltd. (I)	7,550	5,764
Platinum Group Metals, Ltd. (I)	11,200	24,583
Points International, Ltd. (I)	16,500	8,188
Polymet Mining Corp. (I)(L)	13,500	23,705
QLT, Inc. (I)	8,200	48,516
Quadra FNX Mining, Ltd. (I)	18,225	255,658
Quebecor, Inc.	5,393	179,355
Queenston Mining, Inc. (I)	5,100	21,366
Quest Capital Corp. (I)	18,000	23,017
Questerre Energy Corp. (I)	23,900	69,335
Redcorp Ventures, Ltd. (I)	9,000	0
Reitman’s Canada, Ltd.	5,776	101,365
Resin Systems, Inc. (I)	36,820	5,973

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Resverlogix Corp. (I)	5,300	$20,180
Richelieu Hardware, Ltd.	2,200	49,316
Ritchie Bros. Auctioneers, Inc. (L)	7,300	148,313
Rock Energy, Inc. (I)	373	1,495
RONA, Inc. (I)	14,009	205,075
Rubicon Minerals Corp. (I)	21,100	73,092
Russel Metals, Inc.	6,737	120,866
Samuel Manu-Tech, Inc. (I)	3,200	14,139
Sandvine Corp. (I)	12,400	23,193
Savanna Energy Services Corp.	9,568	55,697
Seabridge Gold, Inc. (I)	545	18,744
Sears Canada, Inc.	2,273	55,204
SEMAFO, Inc. (I)	31,200	206,333
Shawcor, Ltd., Class A	6,731	182,101
Sherritt International Corp.	23,900	152,354
Shore Gold, Inc. (I)	400	298
Sierra Wireless, Inc. (I)	3,750	29,845
Silver Standard Resources, Inc. (I)	8,391	151,821
Silvercorp Metals, Inc.	15,795	117,720
Softchoice Corp. (I)	2,000	16,834
Southgobi Energy Resources, Ltd. (I)	3,480	42,309
Sprott Resource Corp. (I)	6,160	24,454
Stantec, Inc. (I)	5,068	125,842
Stella-Jones, Inc.	700	17,669
Storm Exploration, Inc. (I)	3,762	36,941
Superior Plus Corp.	9,700	121,262
Tanzanian Royalty Exploration Corp. (I)	10,900	51,489
Taseko Mines, Ltd. (I)	19,800	102,977
Tembec, Inc. (I)	7,330	13,290
The Cash Store Financial Services, Inc.	1,710	26,289
The Churchill Corp. (I)	1,700	27,141
The Jean Coutu Group (PJC), Inc.	6,400	54,967
Theratechnologies, Inc. (I)	6,398	30,284
Thompson Creek Metals Company, Inc. (I)	16,072	163,496
TMX Group, Inc.	2,800	72,946
Toromont Industries, Ltd.	7,993	195,649
Torstar Corp. (L)	7,600	72,816
Transcontinental, Inc.	8,965	107,796
TransForce, Inc.	1,109	10,403
Transglobe Energy Corp. (I)	8,300	59,246
Transition Therapeutics, Inc. (I)	3,200	13,772
Trican Well Service, Ltd.	14,500	172,688
Trilogy Energy Corp.	4,500	36,974
Trinidad Drilling, Ltd.	16,500	81,091
Turnkey E&P, Inc. (I)	1,100	5
U308 Corp. (I)	3,303	758
Uex Corp. (I)	14,600	12,261
Uni-Select, Inc.	2,200	54,354
UR-Energy, Inc. (I)	10,200	9,344
Uranium One, Inc. (I)	68,313	146,026
UTS Energy Corp. (I)	29,130	63,380
Vecima Networks, Inc. (I)	2,921	13,213
Vector Aerospace Corp. (I)	2,100	12,024
Ventana Gold Corp. (I)	4,000	38,897
Vero Energy, Inc. (I)	5,900	34,626
Vitran Corp., Inc. (I)	300	3,865
Wesdome Gold Mines, Ltd.	11,600	27,674
West Fraser Timber Company, Ltd.	3,755	155,876
Western Coal Corp.	25,500	127,999
Westport Innovations, Inc. (I)	3,900	60,664
Wi-LAN, Inc.	12,200	36,673
Winpak, Ltd.	6,500	57,687
Xceed Mortgage Corp. (I)	1,800	2,577
Xtreme Coil Drilling Corp. (I)	6,548	20,746

The accompanying notes are an integral part of the financial statements.	107

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Zarlink Semiconductor, Inc. (I)	200	$340

		14,246,648
China - 0.12%
China XLX Fertiliser, Ltd.	70,000	24,997
Delong Holdings, Ltd. (I)	45,500	12,511
Epure International, Ltd. (I)	79,000	45,702
Pacific Textile Holdings, Ltd.	65,000	34,560
Sinotrans Shipping, Ltd.	71,500	28,834

		146,604
Cyprus - 0.07%
ProSafe ASA	15,000	64,484
Prosafe Production Public, Ltd. (I)	8,635	18,227

		82,711
Denmark - 1.01%
ALK-Abello A/S	663	41,248
Alm. Brand Skadesforsikring AS (I)	1,126	13,304
Ambu A/S	800	18,177
Auriga Industries	2,034	30,249
Bang & Olufsen AS (I)	4,791	44,334
Bavarian Nordic A/S (I)(L)	1,471	54,570
BoConcept Holding A/S (I)	75	2,311
Brodrene Hartmann A/S	800	11,633
Capinordic AS (I)	9,300	1,982
D.S. Norden A/S	279	10,682
Dalhoff Larsen & Horneman A/S (I)	2,500	9,295
DFDS A/S (I)	319	18,976
DiBa Bank A/S (I)	550	5,544
East Asiatic Company, Ltd. A/S	1,821	42,277
Fionia Bank A/S (I)	1,250	0
Fluegger A/S	225	15,801
Genmab A/S (I)	3,921	31,055
GN Store Nord A/S (I)	12,589	97,771
Greentech Energy Systems AS (I)	6,004	15,080
Gronlandsbanken (I)	20	1,388
Harboes Bryggeri A/S	441	7,797
IC Companys A/S (I)	3,227	112,513
Jeudan A/S	492	34,064
Maconomy Corp. (I)	1,500	3,470
NeuroSearch A/S (I)	2,902	38,363
Nordjyske Bank A/S (I)	1,190	20,647
Ostjydsk Bank AS (I)	160	10,166
Parken Sport & Entertainment A/S (I)	864	11,207
PER Aarsleff A/S	420	33,868
Pharmexa A/S (I)	10,600	1,051
Ringkjoebing Landbobank AS (I)	485	45,762
Roskilde Bank AS (I)	495	0
Satair A/S	591	21,631
Schouw & Company A/S	2,506	51,555
SimCorp A/S	500	81,795
Sjaelso Gruppen A/S (I)	2,935	4,607
Solar Holdings AS	900	50,118
Spar Nord Bank A/S (I)(L)	8,152	81,497
Sparbank Vest A/S (I)	275	4,953
Sydbank A/S (I)	4,119	96,718
Thrane & Thrane AS	800	22,473
TK Development A/S (I)	2,524	10,719
TopoTarget A/S (I)(L)	15,000	10,138
Vestjysk Bank AS (I)	3,265	43,971

		1,264,760
Finland - 2.39%
Ahlstrom OYJ (L)	1,578	21,746
Alma Media OYJ	7,542	62,860

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
Amer Sports OYJ	12,306	$121,173
Aspo Oyj	2,534	21,089
Atria PLC	1,229	16,770
BasWare Oyj	299	6,359
Cargotec Corp. OYJ	4,897	130,511
Cramo OYJ (I)	3,712	57,770
Digia PLC	2,622	18,018
Elektrobit Corp. (I)	9,773	12,495
Etteplan Oyj	276	1,011
F-Secure Oyj	10,255	25,843
Finnair Oyj (I)(L)	7,567	35,348
Finnlines Oyj (I)	2,378	23,328
Fiskars Corp.	6,119	87,256
HK Ruokatalo Oyj (L)	5,218	50,418
Huhtamaki OYJ	9,309	95,783
Ilkka-Yhtyma Oyj (L)	1,877	14,698
KCI Konecranes OYJ	6,939	186,554
Kemira OYJ (L)	8,209	89,611
Lannen Tehtaat Oyj	930	19,378
Lassila & Tikanoja Oyj	3,716	62,948
Lemminkainen Oyj (I)	775	22,932
M-real Oyj (I)	22,834	71,297
Nokian Renkaat Oyj (L)	8,380	195,214
Olvi Oyj	959	29,708
Oriola-KD Oyj	22,667	97,526
Orion Oyj, Series A	5,119	89,232
Orion Oyj, Series B	7,497	131,513
Outotec Oyj	4,469	141,354
Ponsse Oyj	1,465	14,858
Poyry Oyj	4,503	53,418
Raisio Oyj	15,131	47,617
Ramirent Oyj	8,097	72,363
Rapala VMC Oyj	617	4,232
Ruukki Group Oyj (I)	20,289	35,417
Scanfil Oyj	3,082	10,608
Stockmann Oyj Abp, Series A	1,949	65,648
Stockmann Oyj Abp, Series B (L)	2,883	90,728
Tecnomen Oyj (I)	10,173	10,130
Teleste Oyj	1,377	7,990
TietoEnator Oyj	7,664	142,451
Tikkurila Oy (I)	2,052	37,661
Uponor Oyj	5,843	83,177
Vacon Oyj	1,063	40,392
Vaisala Oyj	1,483	38,248
YIT OYJ	16,640	304,379

		2,999,060
France - 4.00%
Ales Groupe SA	435	5,668
Alten SA (I)	2,039	54,041
Altran Technologies SA (I)	11,249	47,127
April Group SA	1,609	45,493
Arkema	5,678	207,828
Assystem SA (L)	1,674	24,386
Avanquest Software SA (I)	1,218	4,462
Bacou Dalloz SA	519	73,020
Beneteau SA (I)	3,926	55,260
Boiron SA	834	27,784
Bonduelle SCA	372	36,067
Bongrain SA	645	46,194
Bourbon SA	4,224	170,134
Bull SA (I)	11,140	39,714
Canal Plus SA (L)	6,204	40,040
Carbone Lorraine SA (L)	1,227	39,941
Cegedim SA (I)	484	32,950

The accompanying notes are an integral part of the financial statements.	108

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Cegid SA	599	$14,727
Club Mediterranee SA (I)	2,192	29,951
Compagnie Plastic Omnium SA	1,369	53,146
Delachaux SA	877	50,671
Electricite de Strasbourg SA	142	20,773
Esso SAF	269	33,101
Etablissements Maurel et Prom SA	8,680	103,395
Etam Developpement SA (I)	986	39,393
Euler Hermes SA (I)	528	33,946
Euro Disney SCA (I)	3,416	15,663
Exel Industries SA	185	5,481
Faurecia (I)	2,795	43,447
Financiere Marc de Lacharriere SA	1,072	42,684
Fleury Michon SA	344	15,520
Gaumont SA	489	29,990
GFI Informatique SA (I)	5,737	18,619
GIFI	408	23,874
GL Events SA	910	22,150
Groupe Steria SA	2,691	76,829
Guerbet SA	180	17,474
Guyenne & Gascogne SA	699	64,446
Havas SA	36,780	168,285
Infogrames Entertainment SA (I)	3,415	18,136
Ingenico SA	3,004	61,725
Ipsos SA	2,092	76,315
Kaufman & Broad SA (I)	1,176	23,159
Korian	1,818	37,993
Laurent-Perrier SA	374	31,379
Lisi SA	546	26,989
LVL Medical Groupe SA	1,044	17,082
M6-Metropole Television	4,852	99,042
Maisons France Confort SA	510	18,056
Manitou BF SA (I)	1,754	27,168
Manutan SA	963	54,456
Marseill Tunnel Prado-Carena	219	6,728
Montupet SA (I)	553	3,521
Naturex	382	14,172
Neopost SA	2,583	189,279
Nexans SA (L)	2,634	165,331
Nexity SA	2,770	80,260
Norbert Dentressangle SA	882	61,260
Orpea SA	2,078	75,064
Parrot SA (I)	453	7,273
Penauille Polyservices SA (I)	7,713	29,848
Pierre & Vacances SA	562	41,521
Rallye SA (L)	1,670	51,334
Remy Cointreau SA	2,071	104,037
Rhodia SA (L)	10,589	181,393
Robertet SA	258	30,168
Rubis SA	885	69,638
Saft Groupe SA (I)	2,177	67,467
Samse SA	285	19,959
Sechilienne-Sidec SA	1,925	51,244
Societe Industrielle D’Aviations
Latecoere SA (I)	350	2,151
SOITEC (I)(L)	8,025	75,370
Somfy SA	383	66,998
Sopra Group SA (I)	529	35,337
SR Teleperformance SA	5,607	156,636
Stallergenes SA	813	55,368
Stef-TFE Group	993	47,314
Sucriere de Pithiviers-Le-Vieil SA	59	48,594
Synergie SA	1,224	28,288
Tessi SA	206	13,047
Theolia SA (I)	2,633	8,060

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Toupargel-Agrigel SA	936	$18,410
Trigano SA (I)	2,853	52,468
UbiSoft Entertainment SA (I)	7,630	72,448
Union Financiere de France Banque SA	577	17,023
Valeo SA (I)	7,387	205,318
Viel & Compagnie SA	6,221	21,413
Vilmorin & Compagnie SA	491	39,565
Virbac SA	457	44,387
VM Materiaux SA	539	31,400
Vranken-Pommery Monopole Group SA	407	15,265
Wendel	2,640	143,802
Zodiac SA	4,062	202,208

		5,015,541
Germany - 4.79%
Aareal Bank AG (I)	3,814	67,843
Adlink Internet Media AG (I)	2,151	8,462
Adva AG Optical Networking (I)	2,485	12,403
Agennix AG (I)	1,121	5,925
Amadeus Fire AG	724	16,910
Augusta Technologie AG	1,041	14,090
Baader Wertpapierhandelsbank AG	4,116	16,647
Balda AG (I)(L)	3,189	10,306
Bauer AG	995	36,664
Beate Uhse AG (I)	8,223	5,944
Bechtle AG	1,192	32,823
Bertrandt AG	519	17,705
Bilfinger Berger AG	3,235	180,924
Biotest AG	323	13,897
Boewe Systec AG (I)	126	274
Carl Zeiss Meditec AG	3,844	54,153
Cenit AG	2,140	13,627
CENTROTEC Sustainable AG (I)	1,362	21,347
Cewe Color Holding AG	730	25,800
Comdirect Bank AG	3,822	34,138
Conergy AG (I)(L)	12,524	11,624
Constantin Medien AG (I)	7,438	14,538
CropEnergies AG (I)	1,866	7,845
CTS Eventim AG	1,453	72,340
Curanum AG	4,385	12,182
D Logistics AG	4,397	6,702
DAB Bank AG	3,886	19,299
Data Modul AG (I)	635	7,104
Demag Cranes AG (I)	2,393	75,028
Deutsche Wohnen AG (I)	8,098	65,105
Deutz AG (I)	7,867	42,591
Douglas Holding AG (L)	3,280	139,954
Drillisch AG	6,749	42,960
Duerr AG (I)	839	18,090
DVB Bank AG	110	3,354
Elexis AG	1,107	13,881
ElringKlinger AG	2,707	67,037
Evotec AG (I)	25,197	59,657
Fielmann AG	1,418	107,709
Freenet AG (I)	6,763	67,283
Fuchs Petrolub AG	538	46,963
Gerresheimer AG (I)	3,315	103,569
Gerry Weber International AG	1,425	43,776
Gesco AG	414	20,357
GFK AG	1,781	60,296
GFT Technologies AG	2,486	9,351
Gildemeister AG	4,158	44,981
Grenkeleasing AG	1,123	43,023
Hamburger Hafen und Logistik AG (I)(L)	1,589	50,299
Hawesko Holding AG	1,116	36,355

The accompanying notes are an integral part of the financial statements.	109

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Heidelberger Druckmaschinen AG (I)	8,334	$73,047
Indus Holding AG	1,427	26,313
Interseroh AG	294	16,444
Intershop Communications AG (I)(L)	2,654	5,579
IVG Immobilien AG (I)	9,797	64,709
IWKA AG (I)	2,786	37,433
Jenoptik AG (I)	5,019	24,976
KIZOO AG	1,380	12,723
Kloeckner & Company SE (I)	7,973	151,968
Kontron AG	6,351	56,212
Krones AG (L)	1,517	74,874
KSB AG	73	42,402
KWS Saat AG	290	42,780
Leoni AG (I)	3,001	60,834
Loewe AG	772	8,209
Manz Automation AG (I)	222	12,499
MasterFlex AG (I)	207	833
Mediclin AG	8,179	35,995
Medigene AG (I)	3,374	12,775
Medion AG (L)	3,090	34,947
MLP AG	4,661	38,584
Mologen AG (I)	1,346	15,024
Morphosys AG (I)	2,360	42,995
MTU Aero Engines Holding AG	3,703	202,045
MVV Energie AG	1,283	48,601
Nemetschek AG	1,050	28,106
Norddeutsche Affinerie AG	3,925	179,780
Nordex AG (I)	3,399	32,174
P&I Personal & Informatik AG	20	471
Pfeiffer Vacuum Technology AG	1,003	71,612
Pfleiderer AG (I)	3,609	18,589
Phoenix Solar Agphoenix Solar AG (I)	220	7,466
Plambeck Neue Energien AG (I)	5,505	14,347
Praktiker Bau- und
Heimwerkermaerkte AG (L)	5,569	44,471
Premiere AG (I)	41,539	72,000
PVA TePla AG (I)	1,400	7,989
Q-Cells AG	3,101	19,766
QSC AG (I)	10,874	18,955
R. Stahl AG	574	12,934
Rational AG	385	58,852
REpower Systems AG (I)	129	18,395
Rheinmetall AG	4,461	252,753
Rhoen-Klinikum AG	8,581	197,892
Roth & Rau AG (I)	692	17,877
Sartorius AG	997	22,441
Schlott Gruppe AG (I)	185	796
SGL Carbon AG (I)	4,960	149,049
SHB Stuttgarter Finanz & Beteiligungs AG	951	21,862
Singulus Technologies AG (I)	4,178	29,835
Sixt AG	755	19,026
Software AG	1,915	190,165
Solar Millennium AG (I)(L)	1,423	28,977
Solarworld AG (L)	5,654	59,809
Solon AG Fuer Solartechnik AG (I)(L)	1,340	6,673
Stada Arzneimittel AG (L)	7,066	258,850
Stratec Biomedical Systems AG	807	26,577
Symrise AG	11,008	224,025
Takkt AG	2,729	26,368
Technotrans AG (I)	258	1,716
Tognum AG (L)	10,881	200,306
TUI AG (I)	17,170	156,192
Versatel AG (I)(L)	1,054	6,543
Vossloh AG	996	86,417
Wacker Construction Equipment AG (I)	1,409	16,922

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Washtec AG	1,640	$16,653
Wincor Nixdorf AG	3,979	240,412
Wire Card AG (L)	8,598	87,790
Wuerttembergische Lebensversicherung AG	576	15,436

		6,013,205
Gibraltar - 0.05%
PartyGaming PLC (I)	15,798	59,924
Greece - 0.91%
Agricultural Bank of Greece SA (I)	21,674	30,640
Alapis Holding Industrial &
Commercial SA (I)	61,030	22,507
Anek Lines SA (I)	16,819	7,030
Athens Stock Exchange SA	6,411	39,090
Athens Water Supply and Sewage
Company SA	2,918	19,334
Bank of Attica SA (I)	9,882	12,998
Bank of Cyprus PCL	7,071	31,466
Bank of Greece SA	2,122	91,744
Diagnostic & Therapeutic Center of Athens
Hygeia SA	10,955	13,871
Duty Free Shops SA	2,936	17,072
Emporiki Bank SA (I)	8,531	34,608
Euromedica SA (I)	1,362	5,860
Forthnet SA (I)	14,320	12,499
Fourlis SA	4,391	27,367
Frigoglass SA (I)	2,954	37,403
GEK Group of Companies SA	5,882	32,177
Geniki Bank SA (I)	21,225	13,568
Greek Postal Savings Bank SA (I)	7,491	26,245
Halcor SA (I)	12,007	10,332
Hansard Global PLC	11,952	30,299
Hellenic Petroleum SA	4,508	32,696
Hellenic Technodomiki Tev SA	14,867	58,300
Heracles General Cement SA (I)	5,225	30,253
Iaso SA	5,049	14,772
Intracom Holdings SA (I)	28,550	22,462
J&P-Avax SA	7,584	13,985
Lambrakis Press SA (I)	2,615	3,054
Marfin Financial Group SA Holdings (I)	46,194	58,490
Maritime Company of Lesvos SA (I)	20,728	3,058
Metka SA	2,434	25,493
Michaniki SA	5,586	3,983
Motor Oil Hellas Corinth Refineries SA	5,091	46,312
Mytilineos Holdings SA (I)	8,401	43,168
Piraeus Bank SA (I)	13,097	65,850
Piraeus Port Authority SA	881	14,632
Sidenor Steel Products Manufacturing
Company SA (I)	4,142	12,373
Teletypos SA Mega Channel	4,590	20,031
Terna Energy SA	3,843	17,291
Thessaloniki Port Authority SA	488	7,391
Titan Cement Company SA	5,669	99,307
Viohalco SA	8,595	35,184

		1,144,195
Hong Kong - 2.89%
Alco Holdings, Ltd.	54,000	16,922
Allied Group, Ltd.	18,000	55,944
Allied Properties HK, Ltd.	404,000	83,017
Apac Resources, Ltd. (I)	340,000	23,143
Artel Solutions Group Holdings, Ltd. (I)	565,000	30,121
Asia Financial Holdings, Ltd.	66,000	23,310
Asia Satellite Telecom
Holdings Company, Ltd.	26,220	38,725

The accompanying notes are an integral part of the financial statements.	110

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Associated International Hotels, Ltd. (I)	26,000	$50,421
Beijing Enterprises Water Group, Ltd. (I)	234,000	79,639
Burwill Holdings Ltdburwill Holdings Ltd. (I)	464,000	34,563
C C Land Holdings, Ltd.	196,000	63,937
C Y Foundation Group, Ltd. (I)	605,000	8,392
Cafe de Coral Holdings, Ltd.	40,000	93,599
Champion Technology Holdings, Ltd.	331,406	8,981
Chen Hsong Holdings, Ltd.	40,000	13,357
Chevalier International Holdings, Ltd.	16,000	13,151
Chia Tai Enterprises International, Ltd. (I)	280,000	8,810
China Metal International Holdings, Inc.	58,000	12,291
China Precious Metal Resources Holdings
Company, Ltd. (I)	124,000	28,347
China Public Procurement, Ltd. (I)	312,000	40,471
China Sci-Tech Holdings, Ltd. (I)	263,040	12,668
China Seven Star Shopping, Ltd. (I)	470,000	9,658
China Sonangol Resources Enterprise, Ltd. (I)	94,000	28,974
China WindPower Group, Ltd. (I)	410,000	38,965
Chong Hing Bank, Ltd.	13,000	24,142
Chow Sang Sang Holdings, Ltd.	30,000	52,784
Chuang’s Consortium International, Ltd.	157,308	15,758
Citic 1616 Holdings, Ltd.	156,000	45,880
City Telecom HK, Ltd.	1,717	23,059
CK Life Sciences International
Holdings, Inc. (I)	154,000	8,999
CNNC International, Ltd. (I)	35,000	32,814
CP Pokphand Company	494,000	39,970
Cross-Harbour Holdings, Ltd.	22,000	19,072
Dah Chong Hong Holdings, Ltd.	90,000	55,597
Dah Sing Banking Group, Ltd. (I)	33,600	41,340
Dah Sing Financial Group (I)	12,400	65,532
Daphne International Holdings, Ltd.	117,317	116,467
Dickson Concepts International, Ltd.	37,000	20,053
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
Emperor Watch & Jewellery, Ltd.	400,000	27,227
eSun Holdings, Ltd. (I)	113,000	15,383
Eva Precision Industrial Holdings, Ltd.	80,000	35,857
Far East Consortium International, Ltd.	106,925	27,465
First Natural Foods Holdings, Ltd. (I)	375,000	0
Fubon Bank, Ltd.	46,000	19,377
G-Resources Group, Ltd. (I)	972,000	56,799
Get Nice Holdings, Ltd.	246,000	14,217
Giordano International, Ltd.	199,708	89,256
Glorious Sun Enterprises, Ltd.	88,000	39,669
Golden Resorts Group, Ltd. (I)	500,000	25,365
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Harbour Centre Development, Ltd.	37,500	32,027
Heng Tai Consumables Group, Ltd. (I)	110,250	9,628
HKR International, Ltd.	44,000	13,958
Hung Hing Printing Group, Ltd.	76,216	23,981
Hutchison Harbour Ring, Ltd.	174,000	15,643
I-Cable Communications, Ltd. (I)	179,000	27,357
Imagi International Holdings, Ltd. (I)	87,500	4,102
Integrated Distribution Services Group, Ltd.	23,000	38,400
International Luk Fook Holdings, Ltd.	38,000	39,774
Jinhui Holdings, Ltd. (I)	42,000	13,809
K Wah International Holdings, Ltd.	61,227	19,422
Keck Seng Investments, Ltd.	1,000	510
King Stone Energy Group, Ltd. (I)	640,000	16,932
Kowloon Development Company, Ltd.	44,000	44,359
Lai Sun Development Company, Ltd. (I)	632,000	10,795
Lee & Man Holding, Ltd.	80,000	58,564
Lijun International
Pharmaceutical Holding, Ltd.	155,000	50,164
Lippo, Ltd.	31,250	8,990

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Lung Kee Holdings, Ltd.	46,000	$24,340
Matsunichi Communication Holdings, Ltd. (I)	89,000	36,691
Media Chinese International, Ltd.	30,000	6,357
Melco International Development (I)(L)	83,000	33,898
Midland Holdings, Ltd.	84,000	60,521
Miramar Hotel & Investment Company, Ltd.	8,000	7,726
Neo-neon Holdings, Ltd.	76,500	41,461
Norstar Founders Group, Ltd. (I)	168,000	15,751
Orange Sky Golden Harvest Entertainment
Holdings, Ltd. (I)	295,000	30,309
Pacific Andes International Holdings, Ltd.	220,592	35,130
Pacific Basin Shipping, Ltd.	216,000	149,245
Pacific Century Premium Developments, Ltd.	111,000	19,958
Paliburg Holdings, Ltd.	71,380	22,460
Peace Mark Holdings, Ltd. (I)	180,000	0
Petroasian Energy Holdings, Ltd. (I)	284,000	29,544
Phoenix Satellite Television Holdings, Ltd.	174,000	40,001
Pico Far East Holdings, Ltd.	126,000	23,140
Polytec Asset Holdings, Ltd.	210,000	34,791
Public Financial Holdings, Ltd.	36,000	17,893
PYI Corp., Ltd. (I)	801	27
Regal Hotels International Holdings, Ltd.	83,200	29,705
Rising Development Holdings (I)	104,000	27,114
Road King Infrastructure, Ltd.	24,000	18,216
Sa Sa International Holdings, Ltd.	62,000	44,989
SEA Holdings, Ltd.	52,000	26,646
Shui On Construction & Materials, Ltd.	22,000	25,966
Shun Tak Holdings, Ltd.	102,000	56,853
Singamas Container Holdings, Ltd. (I)	180,000	29,590
Sino-tech International Holdings, Ltd.	420,000	24,003
Smartone Telecommunications Holdings, Ltd.	35,500	37,158
Superb Summit International Timber
Company, Ltd. (I)	378,000	14,564
Tack Fat Group International, Ltd. (I)	200,000	0
TAI Cheung Holdings, Ltd.	49,000	27,060
TAK Sing Alliance Holdings, Ltd.	94,000	10,865
Tan Chong International, Ltd.	63,000	14,483
TCC International Holdings, Ltd.	53,444	16,473
Television Broadcasting Company, Ltd.	4,000	17,672
Texwinca Holdings, Ltd.	37,961	38,027
Titan Petrochemicals Group, Ltd. (I)	600,000	48,546
Transport International Holdings, Ltd.	29,200	84,378
United Laboratories, Ltd.	6,000	7,082
USI Holding Corp.	38,000	10,541
Value Partners Group, Ltd.	58,000	37,691
Vitasoy International Holdings, Ltd.	112,000	82,708
VST Holdings Company, Ltd.	34,000	12,008
Wai Kee Holdings, Ltd.	72,000	14,795
Wing On Company International, Ltd.	17,000	26,200
Xinyi Glass Holdings Company, Ltd.	152,000	60,516

		3,630,995
Ireland - 0.89%
AER Lingus Group PLC (I)	25,626	21,421
C&C Group PLC	32,642	129,610
C&C Group PLC - London Exchange	902	3,582
DCC PLC	9,371	217,724
FBD Holdings PLC	4,678	36,684
Fyffes PLC	29,278	12,957
Glanbia PLC	12,263	46,732
Grafton Group PLC	22,961	93,992
IFG Group PLC	19,878	24,436
Independent News & Media PLC	58,384	8,397
Irish Continental Group PLC	2,561	48,514

The accompanying notes are an integral part of the financial statements.	111

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland (continued)
Irish Life & Permanent Group
Holdings PLC (I)	30,577	$73,410
Kenmare Resources PLC	209,013	38,541
Kingspan Group PLC (I)	13,554	120,199
McInerney Holdings PLC (I)	20,779	2,043
Paddy Power PLC	5,516	165,452
United Drug PLC	26,909	74,494

		1,118,188
Italy - 3.13%
Acea SpA (I)	7,361	72,120
Acegas-APS SpA	2,167	10,549
Actelios SpA	1,929	7,731
Aedes SpA (I)	6,455	1,719
Amplifon SpA (L)	8,041	35,931
Ansaldo STS SpA (L)	6,306	94,884
Astaldi SpA (L)	5,883	31,495
Autogrill SpA (I)	10,036	112,701
Azimut Holding SpA (L)	14,789	130,624
Banca Finnat Euramerica SpA	10,675	6,765
Banca Generali SpA (L)	10,115	91,952
Banca IFIS SpA (L)	3,360	30,132
Banca Intermobiliare SpA (I)	14,093	72,330
Banca Popolare dell’Etruria e del
Lazio SpA (I)	8,572	35,854
Banca Popolare di Milano SpA (L)	41,743	177,805
Banca Popolare Di Sondrio SCRL	835	6,841
Banca Profilo SpA (I)	23,984	13,872
Banco di Desio e della Brianza SpA	4,149	19,050
Benetton Group SpA	200	2,850
Benetton Group SpA (L)	6,078	43,373
Brembo SpA	3,286	21,813
Bulgari SpA (L)	15,798	118,368
Buzzi Unicem SpA	3,449	37,883
Caltagirone Editore SpA	5,211	12,940
Caltagirone SpA	3,553	9,434
Cementir SpA (L)	6,234	18,469
CIR-Compagnie Industriali Riunite SpA (I)	40,078	71,833
Credito Artigiano SpA	23,255	42,910
Credito Bergamasco SpA (L)	711	20,365
Credito Emiliano SpA	9,807	54,613
Danieli & C Officine Meccaniche SpA	1,785	34,846
Davide Campari Milano SpA	39,029	195,872
De Longhi SpA (L)	18,320	74,319
DiaSorin SpA	2,539	97,350
Digital Multimedia Technologies SpA (I)	1,056	17,045
EEMS Italia SpA (I)	5,583	9,917
ERG SpA	7,787	93,620
Esprinet SpA	2,846	24,438
Eurotech SpA (I)	3,019	6,944
Fastweb SpA (I)	1,771	27,714
Fiera Milano SpA (I)	2,228	10,736
Gemina SpA (I)	51,524	34,203
Geox SpA (L)	7,878	38,084
Gewiss SpA	8,858	45,353
GreenergyCapital SpA	175	154
Gruppo Beghelli SpA	11,564	9,368
Gruppo Coin SpA (I)	8,302	53,784
Gruppo Editoriale L’Espresso SpA (I)	19,434	43,504
Hera SpA	70,827	134,345
Immsi SpA	20,642	21,099
Impregilo SpA (I)	32,104	77,668
Indesit Co. SpA	4,379	48,394
Industria Macchine Automatiche SpA	1,088	17,976
Interpump SpA (I)	7,154	34,628

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Iride SpA	27,130	$48,025
Italcementi SpA	6,288	53,297
Italmobiliare SpA	787	21,468
Juventus Football Club SpA (I)	8,911	8,944
KME Group SpA (I)	26,355	9,233
Lottomatica SpA	5,374	80,530
Maire Tecnimont SpA (L)	17,000	60,082
Marr SpA	3,721	30,556
Milano Assicurazioni SpA	25,516	46,642
Mondadori (Arnoldo) Editore SpA (I)	12,390	38,573
Nice SpA	3,458	13,348
Panariagroup Industrie Ceramiche SpA (I)	3,544	7,363
Piccolo Credito Valtellinese SCRL	22,405	109,068
Pirelli & C Real Estate SpA (I)	5,311	2,331
Pirelli & Company SpA	60,376	31,989
Premafin Finanziaria SpA (I)	26,879	31,704
Prysmian SpA	2,180	33,659
Recordati SpA	9,506	66,959
Risanamento SpA (I)	13,318	5,542
Sabaf SpA	962	19,572
Safilo Group SpA (I)	1,103	10,759
Saras SpA (I)	30,514	62,005
Save SpA	3,345	26,522
Seat Pagine Gialle SpA (I)	2,391	400
Snai SpA (I)(L)	8,592	27,858
Societa Iniziative Autostradali e
Servizi SpA (L)	6,448	52,474
Societa’ Cattolica di Assicurazioni SCRL	5,185	130,793
Socotherm SpA (I)	2,703	4,735
Sogefi SpA (I)	7,700	18,931
Sol SpA	6,441	34,839
Sorin SpA (I)	67,066	125,645
Stefanel SpA (I)	458	4,684
Telecom Italia Media SpA (I)(L)	23,548	6,661
Tod’s SpA	1,162	74,351
Trevi Finanziaria SpA	2,918	44,839
Vianini Lavori SpA	4,074	21,084

		3,924,032
Japan - 22.84%
Accordia Golf Company, Ltd.	49	50,600
Achilles Corp.	20,000	27,435
Adeka Corp.	8,891	83,812
Aderans Company, Ltd. (I)	4,600	52,853
Advanex, Inc. (I)	2,000	2,107
Aeon Delight Company, Ltd.	1,500	26,140
AI Holdings Corp.	4,300	15,053
Aica Kogyo Company, Ltd.	5,400	57,126
Aichi Bank, Ltd.	1,300	81,460
Aichi Machine Industry Company, Ltd.	7,000	21,739
Aichi Steel Corp.	10,000	40,384
Aichi Tokei Denki Company, Ltd.	6,000	16,658
Aida Engineering, Ltd.	7,500	29,547
Aiphone Company, Ltd.	1,900	28,378
Aisan Industry Company, Ltd.	3,200	24,441
Akebono Brake Industry Company, Ltd.	7,200	34,133
Akita Bank, Ltd.	21,000	70,519
Aloka Company, Ltd.	1,800	14,617
Alpen Company, Ltd.	1,700	27,704
Alpha Corp.	1,000	8,977
Alpha Systems, Inc.	600	11,391
Alpine Electronics, Inc. (I)	4,115	49,764
Alps Logistics Company, Ltd.	2,000	20,631
Amano Corp.	5,900	50,114
Ando Corp.	10,000	12,949

The accompanying notes are an integral part of the financial statements.	112

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Anest Iwata Corp.	6,000	$19,490
Anritsu Corp. (I)	10,297	40,341
AOC Holdings, Inc. (I)	3,400	22,648
AOKI Holdings, Inc.	3,200	45,897
Aomori Bank, Ltd.	16,000	36,170
Aoyama Trading Company, Ltd.	6,300	107,091
Arakawa Chemical Industries, Ltd.	1,700	18,395
Arcs Company, Ltd.	3,200	39,998
Ariake Japan Company, Ltd.	2,100	32,171
Arisawa Manufacturing Company, Ltd.	3,200	22,334
Aronkasei Company, Ltd.	4,000	14,047
Art Corp.	1,300	18,874
As One Corp.	1,500	26,831
Asahi Diamond Industrial Company, Ltd.	7,000	94,486
Asahi Holdings, Inc.	2,200	42,419
Asahi Organic Chemicals
Industry Company, Ltd.	8,000	18,700
Asahi Tec Corp. (I)	45,000	20,741
ASATSU-DK, Inc.	4,800	111,565
ASKA Pharmaceutical Company, Ltd.	3,000	20,774
ASKUL Corp.	2,200	41,163
Asunaro Aoki Construction Company, Ltd.	4,000	16,593
Atom Corp. (I)	12,300	29,426
Atsugi Company, Ltd.	22,000	27,040
Autobacs Seven Company, Ltd.	4,500	159,753
Avex Group Holdings, Inc.	5,000	62,003
Awa Bank, Ltd.	24,000	136,165
Azel Corp. (I)	17,000	0
Bando Chemical Industries, Ltd.	9,000	29,235
Bank of Iwate, Ltd.	1,600	84,455
Bank of Nagoya, Ltd.	18,000	60,049
Bank of Okinawa, Ltd.	1,988	69,266
Bank of Saga, Ltd.	17,000	48,132
Bank of the Ryukyus, Ltd.	3,700	42,959
Best Denki Company, Ltd. (I)	6,500	16,691
BIC Camera, Inc.	98	36,726
BML, Inc.	1,500	35,144
Bookoff Corp.	2,100	19,957
Bunka Shutter Company, Ltd.	6,000	15,934
CAC Corp.	2,100	15,763
Calsonic Kansei Corp. (I)	17,000	51,863
Canon Electronics, Inc.	1,800	44,049
Canon, Inc.	684	28,111
Capcom Company, Ltd.	6,700	118,449
Cawachi, Ltd.	2,200	44,881
Central Glass Company, Ltd.	18,432	73,829
Century Tokyo Leasing Corp.	6,800	87,234
Chiba Kogyo Bank, Ltd. (I)	3,500	25,196
Chiyoda Company, Ltd.	3,000	37,498
Chofu Seisakusho Company, Ltd.	2,300	48,183
Chori Company, Ltd.	23,000	26,250
Chubu Shiryo Company, Ltd.	3,000	20,412
Chudenko Corp.	3,100	35,380
Chuetsu Pulp & Paper Company, Ltd.	10,000	17,119
Chugai Mining Company, Ltd. (I)	34,900	19,533
Chugai Ro Company, Ltd.	8,000	20,104
Chugoku Marine Paints, Ltd.	6,000	42,930
Chukyo Bank, Ltd.	12,000	32,395
Chuo Denki Kogyo Company, Ltd.	2,000	13,147
Chuo Gyorui Company, Ltd.	3,000	5,663
Circle K Sunkus Company, Ltd.	4,400	58,136
CKD Corp.	5,700	45,350
CMK Corp.	4,000	23,440
Coca-Cola Central Japan Company, Ltd.	2,100	24,935
Cocokara fine Holdings, Inc.	1,430	25,909

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Colowide Company, Ltd. (L)	4,500	$21,975
Columbia Music Entertainment, Inc. (I)	29,000	14,639
Commuture Corp.	2,000	10,557
Computer Engineering & Consulting, Ltd.	1,500	7,309
Corona Corp.	900	9,037
Cosel Company, Ltd.	3,100	41,571
CSK Corp. (I)	9,100	46,436
Cybozu, Inc.	45	16,840
D.G. Roland Corp.	1,400	20,556
Dai Nippon Toryo Company, Ltd. (I)	12,000	12,774
Dai-Dan Company, Ltd.	5,000	24,307
Daidoh, Ltd.	2,500	19,150
Daiei, Inc. (I)(L)	5,900	25,963
Daifuku Company, Ltd.	8,500	57,739
Daihen Corp.	10,000	41,152
Daiho Corp.	10,000	8,779
Daiichi Chuo Kisen Kaisha, Ltd. (I)(L)	12,000	36,082
Daiichi Jitsugyo Company, Ltd.	6,000	19,490
Daiki Aluminium Industry Company, Ltd. (I)	5,000	13,388
Daiko Clearing Services Corp.	3,000	11,193
Daikoku Denki Company, Ltd.	1,600	21,772
Daikyo, Inc. (I)	19,144	38,235
Daimei Telecom Engineering Corp.	4,000	27,698
Dainichi Company, Ltd.	2,100	12,767
Dainippon Screen Manufacturing
Company, Ltd. (I)	29,000	136,845
Daio Paper Corp.	8,000	59,610
Daisan Bank, Ltd.	18,000	46,420
Daiseki Company, Ltd. (L)	2,900	59,130
Daiso Company, Ltd.	8,000	20,192
Daisyo Corp.	1,100	12,252
Daiwa Industries, Ltd.	5,000	23,759
Daiwabo Holdings Company, Ltd.	13,000	28,960
DCM Japan Holdings Company, Ltd.	9,520	54,012
Denki Kogyo Company, Ltd.	7,000	31,956
Denyo Company, Ltd.	3,100	21,126
Descente, Ltd.	5,000	28,532
Doshisha Company, Ltd.	1,000	22,332
Doutor Nichires Holdings Company, Ltd.	3,293	47,773
Dr. Ci:Labo Company, Ltd.	20	50,107
DTS Corp.	2,700	32,652
Duskin Company, Ltd.	7,700	129,875
Dwango Company, Ltd.	14	23,368
Dydo Drinco, Inc.	1,300	44,653
E-Access, Ltd. (L)	136	94,323
Earth Chemical Company, Ltd.	1,500	43,424
EDION Corp. (L)	8,400	73,929
Ehime Bank, Ltd.	15,253	38,164
Eighteenth Bank, Ltd.	19,000	50,458
Eiken Chemical Company, Ltd.	1,600	14,047
Eizo Nanao Corp.	1,600	34,309
Enplas Corp.	1,800	33,620
Espec Corp.	2,400	16,540
Exedy Corp.	3,100	75,727
F&A Aqua Holdings, Inc.	2,900	27,592
Falco Biosystems, Ltd.	1,500	13,481
Fancl Corp.	2,700	37,037
FCC Company, Ltd.	3,100	58,683
FDK Corp. (I)	21,000	30,881
Foster Electric Company, Ltd.	2,100	55,862
FP Corp.	1,200	59,259
France Bed Holdings Company, Ltd.	14,000	20,587
Fudo Tetra Corp. (I)	13,700	8,720
Fuji Company, Ltd.	1,600	27,128
Fuji Corp., Ltd.	2,600	8,788

The accompanying notes are an integral part of the financial statements.	113

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Fuji Kosan Company, Ltd. (I)	11,000	$9,536
Fuji Kyuko Company, Ltd.	8,000	40,296
Fuji Oil Company, Ltd.	6,000	81,646
Fuji Seal International, Inc.	2,400	51,095
Fuji Software ABC, Inc.	2,200	39,739
Fujibo Holdings, Inc.	9,000	13,728
Fujicco Company, Ltd.	3,000	33,086
Fujikura Kasei Company, Ltd.	3,400	19,178
Fujita Kanko, Inc.	8,000	31,429
Fujitec Company, Ltd.	8,000	43,896
Fujitsu Frontech, Ltd.	2,000	15,364
Fujitsu General, Ltd.	7,000	34,875
Fujiya Company, Ltd. (I)	16,000	30,727
Fukui Bank, Ltd.	34,188	102,048
Fukushima Bank, Ltd.	23,000	12,872
Fumakilla, Ltd.	3,000	13,893
Funai Consulting Company, Ltd.	3,100	17,588
Funai Electric Company, Ltd.	900	36,148
Furukawa Battery Company, Ltd.	1,231	8,389
Furukawa Company, Ltd. (I)	26,000	28,818
Fuso Pharmaceutical Industries, Ltd.	8,000	25,811
Futaba Corp.	3,557	61,518
Futaba Industrial Company, Ltd. (I)	5,600	43,817
Fuyo General Lease Company, Ltd.	1,700	44,475
Gakken Company, Ltd.	6,000	11,720
Gecoss Corp.	4,000	14,134
Geo Corp.	33	38,242
GLOBERIDE, Inc.	10,000	11,084
GMO Internet, Inc.	5,300	20,182
Godo Steel, Ltd.	12,000	26,733
Goldcrest Company, Ltd.	1,810	38,911
Green Hospital Supply, Inc.	21	15,763
GSI Creos Corp. (I)	11,000	13,761
Gulliver International Company, Ltd.	480	15,086
Gun-Ei Chemical Industry Company, Ltd.	6,000	14,683
Gunze, Ltd.	21,000	67,984
H20 Retailing Corp.	14,000	87,265
Hakuto Company, Ltd.	1,500	14,337
Hakuyosha Company, Ltd.	5,000	14,650
Hanwa Company, Ltd.	20,000	80,329
Harashin Narus Holdings Company, Ltd.	2,000	21,289
Haruyama Trading Company, Ltd.	2,700	10,163
Hayashikane Sangyo Company, Ltd. (I)	4,000	4,960
Hazama Corp. (I)	10,600	9,422
Heiwa Corp.	3,500	34,990
Heiwa Real Estate Company, Ltd.	14,500	37,553
Heiwado Company, Ltd.	3,200	39,471
Hibiya Engineering, Ltd.	3,500	30,381
Higashi-Nippon Bank, Ltd.	17,000	31,155
Higo Bank, Ltd.	12,000	60,576
Hikari Tsushin, Inc.	2,900	52,383
HIS Company, Ltd.	2,100	39,523
Hitachi Cable, Ltd.	17,000	45,706
Hitachi Koki Company, Ltd.	4,800	44,984
Hitachi Kokusai Electric, Inc.	5,000	46,145
Hitachi Medical Corp.	2,000	15,737
Hitachi Tool Engineering, Ltd.	2,500	27,846
Hitachi Zosen Corp. (L)	76,500	95,704
Hogy Medical Company, Ltd.	1,200	60,181
Hokkan Holdings, Ltd.	7,000	18,743
Hokuetsu Bank, Ltd.	22,000	35,490
Hokuetsu Paper Mills, Ltd.	12,000	58,074
Hokuriku Electric Industry Company, Ltd.	7,000	13,674
Hokuto Corp.	1,900	36,676
Horiba, Ltd.	3,192	88,097

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hosiden Corp.	5,700	$63,552
Howa Machinery, Ltd. (I)	20,000	17,119
Hyakujushi Bank, Ltd.	2,000	6,957
I Metal Technology Company, Ltd. (I)	4,000	5,180
IBJ Leasing Company, Ltd.	1,600	28,462
Ichikoh Industries, Ltd. (I)	6,000	11,852
Ichiyoshi Securities Company, Ltd.	4,500	29,284
ICOM, Inc.	1,000	26,798
IDEC Corp.	2,900	24,728
Iida Home Max	5,600	46,705
Iino Kaiun Kaisha, Ltd.	8,100	43,467
Imperial Hotel, Ltd.	2,200	46,354
Inaba Denki Sangyo Company, Ltd.	1,500	35,786
Inaba Seisakusho Company, Ltd.	1,900	19,057
Inageya Company, Ltd.	5,000	50,480
Ines Corp.	3,700	26,311
Inui Steamship Company, Ltd.	2,300	15,447
Invoice, Inc. (I)	1,133	15,741
Ise Chemical Corp.	3,000	17,350
Iseki & Company, Ltd. (I)	17,000	45,147
Ishihara Sangyo Kaisha, Ltd. (I)	34,000	26,118
Ishii Hyoki Company, Ltd.	1,000	11,720
ITO EN, Ltd.	700	9,886
Itochu Enex Company, Ltd.	6,800	35,894
Itochu-Shokuhin Company, Ltd.	600	18,449
Itoham Foods, Inc.	14,000	47,012
Iwasaki Electric Company, Ltd. (I)	6,000	12,247
Iwatani International Corp.	17,000	47,012
Izumiya Company, Ltd.	7,773	34,547
J-Oil Mills, Inc.	8,000	23,616
Jalux, Inc. (I)	1,500	10,025
Jamco Corp.	3,000	19,457
Japan Airport Terminal Company, Ltd.	3,000	41,811
Japan Aviation Electronics Industry, Ltd.	6,000	41,613
Japan Cash Machine Company, Ltd.	1,800	14,874
Japan Digital Laboratory Company, Ltd.	2,400	24,863
Japan Pulp & Paper Company, Ltd.	10,000	33,032
Japan Radio Company, Ltd.	13,000	29,959
Japan Transcity Corp., Ltd.	8,000	24,318
Japan Vilene Company, Ltd.	3,000	12,741
Japan Wool Textile Company, Ltd.	6,000	40,691
Jastec Company, Ltd.	2,100	11,753
Jeol, Ltd.	8,000	28,269
JFE Shoji Holdings, Inc.	12,000	57,284
JK Holdings Company, Ltd.	3,600	12,484
Joban Kosan Company, Ltd.	8,000	11,413
Joshin Denki Company, Ltd.	5,000	47,572
Juki Corp. (I)(L)	19,000	33,986
Juroku Bank, Ltd.	34,000	119,396
JVC KENWOOD Holdings, Ltd. (I)	64,281	27,511
kabu.com Securities Company, Ltd.	8,200	39,144
Kabuki-Za Company, Ltd.	1,000	38,957
Kadokawa Holdings, Inc.	1,800	38,874
Kaga Electronics Company, Ltd.	2,700	26,133
Kagoshima Bank, Ltd.	1,000	6,123
Kakaku.com, Inc.	18	66,963
Kaken Pharmaceutical Company, Ltd.	7,000	59,764
Kameda Seika Company, Ltd.	1,900	34,820
Kamei Corp.	3,000	13,136
Kanaden Corp.	4,000	18,612
Kanagawa Chuo Kotsu Company, Ltd.	6,000	31,737
Kanamoto Company, Ltd.	3,000	13,531
Kandenko Company, Ltd.	4,000	24,406
Kanematsu Corp. (I)	37,000	30,859
Kanematsu Electronics, Ltd.	2,300	20,773

The accompanying notes are an integral part of the financial statements.	114

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kanto Auto Works, Ltd.	3,400	$27,872
Kanto Denka Kogyo Company, Ltd.	5,000	36,269
Kanto Natural Gas Development, Ltd.	4,000	20,982
Kanto Tsukuba Bank, Ltd. (I)	5,800	15,849
Kasumi Company, Ltd.	5,100	25,689
Katakura Industries Company, Ltd.	3,100	28,950
Kato Sangyo Company, Ltd.	1,800	26,943
Kato Works Company, Ltd.	5,000	10,480
Kawai Musical Instruments
Manufacturing Company, Ltd.	11,000	20,159
Kawasumi Laboratories, Inc.	2,000	13,783
Kayaba Industry Company, Ltd.	16,000	57,240
Keihin Company, Ltd.	10,000	10,864
Keihin Corp.	4,100	77,118
Keiyo Company, Ltd. (L)	4,600	22,968
Kenedix, Inc. (I)(L)	99	25,640
Kentucky Fried Chicken Japan, Ltd.	1,000	18,765
KEY Coffee, Inc.	2,000	33,185
Kimura Chemical Plants Company, Ltd.	1,900	14,762
Kinki Nippon Tourist Company, Ltd. (I)	12,000	11,193
Kinki Sharyo Company, Ltd.	3,000	14,979
Kintetsu World Express, Inc.	2,000	48,132
Kisoji Company, Ltd.	1,800	35,694
Kissei Pharmaceutical Company, Ltd.	3,000	58,370
Kita-Nippon Bank, Ltd.	900	21,886
Kitagawa Iron Works Company, Ltd. (I)	12,000	20,938
Kitano Construction Corp.	8,000	18,085
Kitz Corp.	9,000	42,667
Kiyo Holdings, Inc.	71,395	91,668
Koa Corp.	4,200	40,007
Koatsu Gas Kogyo Company, Ltd.	3,000	15,868
Kohnan Shoji Company, Ltd.	3,300	37,699
Koike Sanso Kogyo Company, Ltd.	5,000	13,333
Kokuyo Company, Ltd.	8,973	77,397
Komatsu Wall Industry Company, Ltd.	1,200	11,826
Komori Corp.	7,424	78,863
Konaka Company, Ltd.	4,600	14,286
Kondotec, Inc.	1,600	10,605
Konishi Company, Ltd.	2,600	27,248
Kosaido Company, Ltd. (I)	2,300	4,064
Kosei Securities Company, Ltd.	10,000	10,535
Kumagai Gumi Company, Ltd. (I)	18,000	13,235
Kumiai Chemical Industry Company, Ltd.	4,000	10,052
Kura Corp.	2,000	31,802
Kurabo Industries, Ltd.	18,000	29,037
Kureha Corp.	13,000	64,626
Kuroda Electric Company, Ltd.	3,600	50,291
Kyoden Company, Ltd.	7,000	11,369
Kyodo Printing Company, Ltd.	9,000	22,123
Kyoei Steel, Ltd.	1,700	24,905
Kyoei Tanker Company, Ltd.	5,000	10,700
Kyokuto Kaihatsu Kogyo Company, Ltd.	3,400	11,604
Kyokuyo Company, Ltd.	11,000	21,970
Kyorin Company, Ltd.	5,000	68,313
Kyoritsu Maintenance Company, Ltd.	1,500	20,872
Kyoto Kimono Yuzen Company, Ltd.	1,500	14,206
Kyowa Exeo Corp.	8,000	64,263
Kyowa Leather Cloth Company, Ltd.	200	753
Kyudenko Corp.	5,000	26,557
Life Corp.	4,600	69,713
Lintec Corp.	800	14,257
Livedoor Auto Company, Ltd. (I)	29,500	10,359
Macnica, Inc.	1,200	25,284
Maeda Corp.	13,000	36,949
Maeda Road Construction Company, Ltd.	7,000	55,693

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Maezawa Kasei Industries Company, Ltd.	2,000	$18,041
Maezawa Kyuso Industries Company, Ltd.	1,600	19,665
Makino Milling Machine Company, Ltd. (I)	11,575	71,895
Mandom Corp.	1,670	44,350
Mars Engineering Corp.	1,500	25,547
Marubun Corp.	2,200	13,423
Marudai Food Company, Ltd.	13,000	37,520
Maruei Department Store Company, Ltd. (I)	7,000	10,063
Maruetsu, Inc.	7,000	27,270
Maruha Group, Inc.	39,815	60,733
Marusan Securities Company, Ltd.	6,861	39,001
Maruwa Company, Ltd.	800	15,996
Maruyama Manufacturing Company, Inc. (I)	7,000	13,674
Maruzen Showa Unyu Company, Ltd.	7,000	22,277
Maspro Denkoh Corp.	1,900	17,139
Matsuda Sangyo Company, Ltd.	2,020	31,611
Matsuya Company, Ltd. (I)	3,300	31,253
Max Company, Ltd.	5,000	49,218
Maxvalu Tokai Company, Ltd.	2,000	22,167
MEC Company, Ltd.	2,400	13,063
Megachips Corp.	1,900	26,251
Megmilk Snow Brand Company, Ltd.	3,900	66,765
Meidensha Corp. (L)	17,086	68,063
Meiji Shipping Company, Ltd.	3,900	17,077
Meitec Corp.	2,700	49,807
Meito Sangyo Company, Ltd.	900	12,148
Meiwa Estate Company, Ltd. (I)	3,300	19,411
Melco Holdings, Inc.	500	13,569
Michinoku Bank, Ltd.	16,000	31,605
Mikuni Coca-Cola Bottling Company, Ltd.	4,000	30,903
Mikuni Corp. (I)	1,000	1,547
Milbon Company, Ltd.	1,000	22,914
Mimasu Semiconductor
Industry Company, Ltd.	2,100	26,571
Minato Bank, Ltd.	24,000	31,342
Ministop Company, Ltd.	1,900	25,750
Mitani Corp.	2,500	15,336
Mito Securities Company, Ltd.	6,000	12,313
Mitsubishi Kakoki Kaisha, Ltd.	7,000	15,517
Mitsubishi Paper Mills, Ltd. (I)	29,387	34,184
Mitsubishi Pencil Company, Ltd.	2,300	32,333
Mitsubishi Steel Manufacturing Company, Ltd.	20,000	41,481
Mitsuboshi Belting Company, Ltd.	9,000	36,741
Mitsui High-Tec, Inc. (I)	3,200	23,914
Mitsui Knowledge Industry Company, Ltd.	104	17,097
Mitsui Mining Company, Ltd.	27,500	50,700
Mitsui Sugar Company, Ltd.	10,000	32,154
Mitsui-Soko Company, Ltd.	11,000	41,284
Mitsumura Printing Company, Ltd.	4,000	13,564
Mitsuuroko Company, Ltd.	4,000	25,503
Miura Company, Ltd.	2,900	68,232
Miyazaki Bank, Ltd.	21,000	50,700
Miyoshi Oil & Fat Company, Ltd.	7,000	10,524
Mizuho Investors Securities Company, Ltd. (I)	47,000	46,420
Mizuno Corp.	10,000	43,457
Mochida Pharmaceutical Company, Ltd.	7,000	63,374
Modec, Inc.	1,500	24,346
Monex Group, Inc.	132	56,349
Mori Seiki Company, Ltd.	7,900	79,932
Morinaga & Company, Ltd.	25,000	53,772
Morinaga Milk Industry Company, Ltd. (L)	18,000	68,346
Morita Corp.	3,000	15,045
MOS Food Services, Inc.	2,500	40,439
Moshi Moshi Hotline, Inc.	2,150	47,424
Mr. Max Corp.	3,200	13,274

The accompanying notes are an integral part of the financial statements.	115

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Musashi Seimitsu Industry Company, Ltd.	700	$15,456
Musashino Bank, Ltd.	4,900	131,994
Mutoh Holdings Company, Ltd. (I)	8,000	12,027
Nachi-Fujikoshi Corp.	21,000	56,922
Nagano Bank, Ltd.	2,000	3,709
Nagatanien Company, Ltd.	2,000	18,502
Nakamuraya Company, Ltd.	6,000	28,642
Nakayama Steel Works, Ltd. (I)	11,000	19,797
NEC Fielding, Ltd.	1,900	22,977
NEC Leasing, Ltd.	2,000	24,055
NEC Mobiling, Ltd.	1,200	30,657
NEC Networks & System Integration Corp.	1,800	22,242
Net One Systems Company, Ltd.	50	65,460
Netmarks, Inc. (I)	29	5,286
Neturen Company, Ltd.	4,500	30,864
New Tachikawa Aircraft Company, Ltd.	700	45,706
Nice Corp.	4,000	8,735
Nichia Steel Works, Ltd.	4,000	8,911
Nichias Corp.	12,000	48,461
Nichicon Corp.	6,273	70,010
Nichiha Corp.	3,100	31,638
Nichii Gakkan Company, Ltd.	4,700	44,047
NICHIREI Corp.	27,000	104,000
Nichireki Company, Ltd.	1,000	4,719
Nidec Copal Corp.	1,800	26,094
Nidec Servo Corp.	4,000	20,455
Nidec Tosok Corp.	1,500	28,000
Nifco, Inc.	4,404	91,826
Nihon Chouzai Company, Ltd.	540	20,563
Nihon Dempa Kogyo Company, Ltd.	2,000	38,409
Nihon Eslead Corp.	2,000	17,361
Nihon Kohden Corp.	3,500	71,287
Nihon Nohyaku Company, Ltd.	3,000	15,144
Nihon Parkerizing Company, Ltd.	5,000	61,783
Nihon Unisys, Ltd.	5,900	43,445
Nihon Yamamura Glass Company, Ltd.	13,000	34,239
Nikkiso Company, Ltd.	5,000	38,464
Nikko Company, Ltd.	5,000	12,071
Nippo Corp.	6,000	47,012
Nippon Beet Sugar
Manufacturing Company, Ltd.	15,000	31,770
Nippon Carbon Company, Ltd.	13,000	39,945
Nippon Ceramic Company, Ltd.	2,500	33,416
Nippon Chemi-Con Corp. (I)	12,271	49,959
Nippon Chemical Industrial Company, Ltd.	8,000	17,909
Nippon Chemiphar Company, Ltd.	5,000	18,656
Nippon Denko Company, Ltd.	8,000	53,465
Nippon Densetsu Kogyo Company, Ltd.	5,000	44,664
Nippon Denwa Shisetsu Company, Ltd.	6,000	18,436
Nippon Felt Company, Ltd.	2,700	12,089
Nippon Filcon Company, Ltd.	3,100	15,173
Nippon Flour Mills Company, Ltd.	14,000	66,063
Nippon Gas Company, Ltd.	4,800	64,053
Nippon Kanzai Company, Ltd.	800	12,396
Nippon Kasei Chemical Company, Ltd.	9,000	17,185
Nippon Koei Company, Ltd.	9,000	26,370
Nippon Konpo Unyu Soko Company, Ltd.	7,000	77,816
Nippon Light Metal Company, Ltd. (I)	48,000	69,531
Nippon Metal Industry Company, Ltd.	16,000	23,353
Nippon Parking Development Company, Ltd.	293	14,083
Nippon Piston Ring Company, Ltd. (I)	13,000	16,691
Nippon Road Company, Ltd.	8,000	17,558
Nippon Seiki Company, Ltd.	4,000	39,023
Nippon Sharyo, Ltd.	11,000	51,424
Nippon Shinyaku Company, Ltd.	5,000	54,102

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Signal Company, Ltd.	4,600	$34,528
Nippon Soda Company, Ltd.	15,000	54,979
Nippon Suisan Kaisha, Ltd.	25,265	74,859
Nippon Synthetic Chemical
Industry Company, Ltd.	4,000	25,723
Nippon System Development Company, Ltd.	4,115	45,203
Nippon Thompson Company, Ltd.	7,000	43,325
Nippon Valqua Industries, Ltd.	11,000	23,418
Nippon Yakin Kogyo Company, Ltd. (I)	9,500	32,840
Nippon Yusoki Company, Ltd.	5,000	11,084
Nipro Corp.	5,000	93,443
Nishimatsu Construction Company, Ltd.	30,000	37,860
Nishimatsuya Chain Company, Ltd.	5,400	54,815
Nissan Shatai Company, Ltd.	7,277	49,911
Nissei Corp.	3,000	21,630
Nissen Holdings Company, Ltd.	4,600	16,608
Nisshin Fudosan Company, Ltd.	3,000	20,247
Nisshin Oillio Group, Ltd.	11,000	54,442
Nissin Corp.	11,000	24,022
Nissin Electric Company, Ltd.	4,000	19,841
Nissin Kogyo Company, Ltd.	3,500	54,733
Nissui Pharmaceutical Company, Ltd.	2,600	18,974
Nitta Corp.	3,100	50,076
Nittan Valve Company, Ltd.	4,000	12,598
Nittetsu Mining Company, Ltd.	7,000	26,041
Nitto Boseki Company, Ltd.	25,229	57,033
Nitto Kogyo Corp.	3,600	35,200
Nitto Kohki Company, Ltd.	1,700	33,394
Nitto Seiko Company, Ltd.	4,000	12,071
NOF Corp.	16,000	63,737
Nohmi Bosai, Ltd.	2,000	12,093
Noritake Company, Ltd.	10,000	31,166
Noritsu Koki Company, Ltd.	2,000	14,486
Noritz Corp.	2,100	36,665
NS Solutions Corp.	1,900	37,072
OBIC Business Consultants, Ltd.	650	31,457
Ogaki Kyoritsu Bank, Ltd.	29,000	88,790
Oiles Corp.	2,727	39,712
Oita Bank, Ltd.	15,000	48,724
Okabe Company, Ltd.	4,800	19,121
Okamoto Industries, Inc.	7,000	27,501
Okamura Corp.	6,000	35,753
Okasan Holdings, Inc.	19,000	74,853
Oki Electric Industry Company, Ltd. (I)	74,000	69,838
Okinawa Electric Power Company, Inc.	2,300	118,376
OKK Corp. (I)	10,000	12,949
Okuma Holdings, Inc. (I)(L)	15,382	94,866
Okumura Corp. (L)	25,000	87,792
Okura Industrial Company, Ltd. (I)	8,000	23,792
Okuwa Company, Ltd.	3,000	29,037
OMC Card, Inc. (I)(L)	14,955	23,797
ONO Sokki Company, Ltd.	4,000	13,695
Onoken Company, Ltd.	1,400	12,091
Onward Kashiyama Company, Ltd.	14,000	105,086
Organo Corp.	3,000	20,807
Oriental Yeast Company, Ltd.	4,000	17,734
Osaka Steel Company, Ltd.	1,900	24,875
Osaki Electric Company, Ltd.	3,000	25,119
OSG Corp.	7,700	81,288
Oyo Corp.	2,400	18,989
Pacific Golf Group International Holdings KK	68	47,535
PanaHome Corp.	8,000	47,407
Paramount Bed Company, Ltd.	1,600	30,429
Parco Company, Ltd.	7,200	56,020
Paris Miki, Inc.	2,800	21,663

The accompanying notes are an integral part of the financial statements.	116

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Pasona Group, Inc. (I)	31	$20,003
Penta-Ocean Construction Company, Ltd.	23,000	34,579
PIA Corp. (I)	1,300	14,266
Pigeon Corp.	1,631	55,843
Pilot Corp.	22	31,289
Pioneer Corp. (I)	19,200	71,006
Plenus Company, Ltd.	2,800	36,903
Prima Meat Packers, Ltd.	14,000	15,210
Pronexus, Inc.	3,500	19,320
PS Mitsubishi Construction Company, Ltd. (I)	4,200	13,136
Raito Kogyo Company, Ltd.	7,600	16,764
Rasa Industries, Ltd. (I)	10,000	10,316
Resorttrust, Inc.	2,700	37,274
Rhythm Watch Company, Ltd.	14,000	21,663
Ricoh Leasing Company, Ltd.	2,000	44,510
Right On Company, Ltd.	1,800	13,630
Riken Corp.	11,000	37,663
Riken Keiki Company, Ltd.	2,500	16,049
Riken Technos Corp.	8,000	21,948
Riken Vitamin Company, Ltd.	2,000	50,743
Ringer Hut Company, Ltd.	1,700	18,432
Risa Partners, Inc. (L)	34	15,708
Rock Field Company, Ltd.	1,000	13,432
Roland Corp.	2,500	26,968
Round One Corp.	4,500	30,272
Royal Holdings Company, Ltd.	3,300	32,484
Ryobi, Ltd. (I)	13,000	44,082
Ryoden Trading Company, Ltd.	4,000	21,158
Ryohin Keikaku Company, Ltd.	2,900	117,432
Ryosan Company, Ltd.	3,329	82,015
Ryoshoku, Ltd.	1,000	22,453
Ryoyo Electro Corp.	3,200	31,781
Sagami Chain Company, Ltd. (I)	2,000	11,457
Saibu Gas Company, Ltd.	27,000	71,704
Saizeriya Company, Ltd.	2,800	54,786
Sakai Chemical Industry Company, Ltd.	9,000	37,333
Sakata Seed Corp.	3,000	38,288
Sala Corp.	4,500	26,074
San-A Company, Ltd.	1,100	41,224
San-Ai Oil Company, Ltd.	6,000	23,440
Sanden Corp.	11,000	32,230
Sangetsu Company, Ltd.	1,000	20,883
Sankei Building Company, Ltd.	3,300	20,316
Sanken Electric Company, Ltd. (I)	11,437	46,313
Sanki Engineering Company, Ltd.	5,000	36,708
Sankyo Seiko Company, Ltd.	7,700	21,547
Sankyo-Tateyama Holdings, Inc. (I)	32,000	40,384
Sankyu, Inc.	15,000	64,198
Sanoh Industrial Company, Ltd.	4,600	34,983
Sanrio Company, Ltd.	3,600	36,425
Sanshin Electronics Company, Ltd.	3,600	30,301
Sanwa Shutter Corp.	22,124	67,495
Sanyo Chemical Industries, Ltd.	6,000	35,029
Sanyo Shokai, Ltd.	10,000	34,019
Sanyo Special Steel Company, Ltd. (I)	11,648	53,303
Sasebo Heavy Industries Company, Ltd.	13,000	25,108
Sato Corp.	3,000	34,107
Satori Electric Company, Ltd.	2,400	20,043
Sawai Pharmaceutical Company, Ltd.	1,300	112,132
Seibu Electric Industry Company, Ltd.	3,000	10,601
Seikagaku Corp.	2,600	25,622
Seiko Corp. (I)	8,000	20,455
Seiren Company, Ltd.	7,000	38,870
Sekisui Jushi Corp.	4,000	35,380
Sekisui Plastics Company, Ltd.	5,000	22,771

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Senko Company, Ltd.	9,000	$37,333
Senshu Electric Company, Ltd.	1,500	14,091
Senshukai Company, Ltd.	4,500	24,346
Shibaura Mechatronics Corp. (I)	5,000	24,691
Shibusawa Warehouse Company, Ltd.	6,000	19,819
Shibuya Kogyo Company, Ltd.	3,300	25,821
Shikibo, Ltd.	11,000	14,727
Shikoku Bank, Ltd.	29,000	84,971
Shikoku Chemicals Corp.	5,000	25,624
Shima Seiki Manufacturing, Ltd.	2,900	72,241
Shimachu Company, Ltd.	5,100	96,151
Shimizu Bank, Ltd.	1,100	40,016
Shin Nippon Air Technologies Company, Ltd.	3,100	19,935
Shin-Etsu Polymer Company, Ltd.	5,300	33,559
Shin-Keisei Electric Railway Company, Ltd.	4,000	15,451
Shin-Kobe Electric Machinery Company, Ltd.	2,000	16,702
Shindengen Electric Manufacturing
Company, Ltd. (I)	7,000	23,122
Shinkawa, Ltd.	1,700	25,726
Shinko Electric Company, Ltd.	14,000	29,191
Shinko Plantech Company, Ltd.	4,800	42,245
Shinko Shoji Company, Ltd.	2,700	22,993
Shinmaywa Industries, Ltd.	9,000	34,074
Shinnihon Corp.	8,000	20,368
Shinsho Corp.	7,000	14,442
Shinwa Kaiun Kaisha, Ltd.	11,000	33,075
Shizuki Electric Company, Inc.	3,000	10,634
Shizuoka Gas Company, Ltd.	6,000	36,016
SHO-BOND Holdings Company, Ltd.	2,100	41,620
Shobunsha Publications, Inc.	2,400	14,854
Shochiku Company, Ltd.	8,000	66,722
Shoko Company, Ltd.	11,000	15,089
Showa Aircraft Industry Company, Ltd.	3,000	20,741
Showa Corp. (I)	4,900	30,865
Showa Sangyo Company, Ltd.	11,000	32,472
Sinanen Company, Ltd.	5,000	20,247
Sintokogio, Ltd.	4,400	33,655
SMK Corp.	6,000	27,457
So-net Entertainment Corp.	14	35,951
So-net M3, Inc. (L)	12	46,091
Sogo Medical Company, Ltd.	900	26,341
Sohgo Security Services Company, Ltd.	5,500	57,158
Space Company, Ltd.	2,700	17,600
ST Chemical Company, Ltd.	1,100	12,071
St. Marc Holdings Company, Ltd.	1,100	39,956
Star Micronics Company, Ltd.	3,700	37,233
Starzen Company, Ltd.	9,000	22,519
Stella Chemifa Corp.	900	30,519
Sugi Pharmacy Company, Ltd.	3,200	66,125
Sumida Corp.	2,600	31,671
Sumiseki Holdings, Inc. (I)	9,800	9,679
Sumisho Computer Systems Corp.	2,100	30,950
Sumitomo Bakelite Company, Ltd.	19,000	99,248
Sumitomo Densetsu Company, Ltd.	4,300	18,734
Sumitomo Light Metal Industries, Ltd. (I)	35,000	39,561
Sumitomo Mitsui Company, Ltd. (I)	31,300	26,105
Sumitomo Osaka Cement Company, Ltd.	44,000	88,362
Sumitomo Pipe & Tube Company, Ltd.	4,100	22,452
Sumitomo Precision Products Company, Ltd.	4,000	13,081
Sumitomo Real Estate Sales Company, Ltd.	890	40,630
Sumitomo Seika Chemicals Company, Ltd.	4,000	13,783
Sumitomo Titanium Corp.	2,000	66,063
Sumitomo Warehouse Company, Ltd.	14,952	66,946
SWCC Showa Holdings Company, Ltd. (I)	34,000	33,207
SXL Corp. (I)	10,000	6,365

The accompanying notes are an integral part of the financial statements.	117

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
SystemPro Company, Ltd.	49	$30,919
T. Hasegawa Company, Ltd.	1,900	27,126
Tachi-S Company, Ltd.	3,100	29,291
Tachibana Eletech Company, Ltd.	1,700	11,846
Tadano, Ltd.	11,000	52,148
Taihei Dengyo Kaisha, Ltd.	4,000	29,322
Taiho Kogyo Company, Ltd.	2,900	24,187
Taikisha, Ltd.	3,900	53,669
Taiyo Ink Manufacturing Company, Ltd.	1,300	32,912
Takamatsu Corp.	1,900	20,892
Takano Company, Ltd.	2,000	12,466
Takaoka Electric Manufacturing
Company, Ltd. (L)	8,000	26,864
Takara Standard Company, Ltd.	11,000	65,547
Takasago International Corp.	8,000	35,731
Takasago Thermal Engineering Company, Ltd.	7,000	59,457
Takiron Company, Ltd.	7,000	19,665
Takisawa Machine Tool Company, Ltd. (I)	3,000	3,358
Takuma Company, Ltd. (I)	10,000	23,594
Tamura Corp.	7,000	20,510
Tatsuta Electric Wire & Cable Company, Ltd.	8,000	17,558
Teac Corp. (I)	35,000	16,516
Tecmo Koei Holdings Company, Ltd.	3,200	22,159
Teikoku Electric Manufacturing Company, Ltd.	700	12,544
Teikoku Piston Ring Company, Ltd.	2,700	20,000
Teikoku Tsushin Kogyo Company, Ltd.	6,000	13,630
Tekken Corp. (I)	14,000	13,213
Telepark Corp.	16	23,247
Tenma Corp.	2,100	22,700
The Fuji Fire & Marine Insurance
Company, Ltd (I)	14,000	20,741
The Hokkoku Bank, Ltd.	33,000	112,263
The Hyakugo Bank, Ltd.	28,000	114,919
The Pack Corp.	1,500	23,984
The San-in Godo Bank, Ltd.	6,000	42,733
Tigers Polymer Corp.	2,000	6,892
TKC Corp.	1,800	31,506
TOA Corp.	22,000	23,418
TOA Oil Company, Ltd.	14,000	14,595
Toagosei Company, Ltd.	21,000	91,720
Tobishima Corp. (I)	48,000	15,276
Tobu Store Company, Ltd.	8,000	22,562
TOC Company, Ltd.	9,300	37,965
Tocalo Company, Ltd.	1,300	25,536
Tochigi Bank, Ltd.	12,000	48,856
Toda Corp.	33,000	111,539
Toda Kogyo Corp.	5,000	33,471
Todentsu Corp.	6,000	9,942
Toei Company, Ltd.	6,000	26,403
Toenec Corp.	4,000	20,894
Toho Bank, Ltd.	26,000	76,466
Toho Company, Ltd.	6,000	21,070
Toho Titanium Company, Ltd. (L)	3,000	59,490
Toho Zinc Company, Ltd.	12,000	48,724
Tohoku Bank, Ltd.	9,000	13,333
Tohto Suisan Company, Ltd.	5,000	8,121
Tokai Carbon Company, Ltd.	20,000	103,155
Tokai Corp.	4,000	17,032
Tokai Rubber Industries, Ltd.	3,900	47,164
Tokai Tokyo Securities Company, Ltd.	22,966	82,917
Toko, Inc. (I)	10,000	15,034
Tokushu Tokai Holdings Company, Ltd.	11,000	26,195
Tokyo Dome Corp.	17,000	43,468
Tokyo Energy & Systems, Inc.	3,000	19,193
Tokyo Kikai Seisakusho, Ltd. (I)	10,000	12,291

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tokyo Ohka Kogyo Company, Ltd.	4,500	$79,951
Tokyo Rakutenchi Company, Ltd.	6,000	23,177
Tokyo Rope Manufacturing Company, Ltd.	12,000	28,444
Tokyo Seimitsu Company, Ltd. (I)	4,100	62,271
Tokyo Style Company, Ltd.	6,000	47,605
Tokyo Tomin Bank, Ltd.	3,100	35,006
Tokyotokeiba Company, Ltd.	18,000	25,284
Tokyu Community Corp.	1,300	33,368
Tokyu Construction Company, Ltd.	8,480	21,683
Tokyu Livable, Inc.	2,200	19,749
Tokyu Recreation Company, Ltd.	4,000	23,704
Toli Corp.	7,000	12,060
Tomato Bank, Ltd.	10,000	19,534
Tomoe Corp.	4,400	9,223
Tomoku Company, Ltd.	11,000	30,178
Tomony Holdings, Inc. (I)	14,000	41,021
Tomy Company, Ltd.	6,100	45,319
Topcon Corp. (L)	8,200	43,913
Toppan Forms Company, Ltd.	800	8,156
Topre Corp.	5,000	36,269
Topy Industries, Ltd.	17,000	35,446
Tori Holdings Company, Ltd. (I)	7,300	2,483
Torigoe Company, Ltd.	2,300	17,769
Torii Pharmaceutical Company, Ltd.	1,700	25,931
Torishima Pump Manufacturing Company, Ltd.	2,300	41,722
Toshiba Machine Company, Ltd.	12,000	48,856
Toshiba Plant Systems & Services Corp.	4,000	49,997
Toshiba TEC Corp.	13,000	47,649
Tosho Printing Company, Ltd. (I)	3,000	5,465
Totetsu Kogyo Company, Ltd.	4,000	25,898
Tottori Bank, Ltd.	11,000	29,816
Towa Bank, Ltd.	28,000	22,738
Towa Pharmaceutical Company, Ltd.	900	57,580
Toyo Construction Company, Ltd.	33,000	16,658
Toyo Corp.	3,100	31,026
Toyo Electric Manufacturing Company, Ltd.	4,000	21,465
Toyo Engineering Corp.	12,000	35,951
Toyo Ink Manufacturing Company, Ltd.	24,000	89,811
Toyo Kanetsu KK	16,000	27,567
Toyo Kohan Company, Ltd.	5,000	25,021
Toyo Securities Company, Ltd.	7,000	11,984
Toyo Tanso Company, Ltd.	1,100	49,613
Toyo Tire & Rubber Company, Ltd.	22,000	50,700
Toyobo Company, Ltd.	70,064	109,950
Trusco Nakayama Corp.	2,300	34,907
TS Tech Company, Ltd.	4,800	81,593
Tsubakimoto Chain Company, Ltd.	13,000	57,778
Tsuruha Holdings, Inc.	1,600	53,816
Tsurumi Manufacturing Company, Ltd.	3,000	20,543
Tsutsumi Jewelry Company, Ltd.	900	19,793
Ube Material Industries, Ltd.	9,000	21,037
ULVAC, Inc. (L)	3,300	70,907
Unicharm Petcare Corp.	1,600	66,897
Uniden Corp. (I)	7,000	19,358
Union Tool Company, Ltd.	1,000	26,008
Unipres Corp.	600	9,323
Unitika, Ltd. (I)	42,000	35,951
Utoc Corp.	4,300	11,042
Valor Company, Ltd.	4,700	36,156
Venture Link Company, Ltd. (I)	9,800	1,506
Vital KSK Holdings, Inc.	2,900	15,912
Wacom Company, Ltd. (L)	38	57,005
Wakachiku Construction Company, Ltd. (I)	17,000	10,820
Warabeya Nichiyo Company, Ltd.	1,500	17,070
Watabe Wedding Corp.	800	9,007

The accompanying notes are an integral part of the financial statements.	118

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Watami Company, Ltd.	2,000	$36,192
Weathernews, Inc.	800	10,096
Wood One Company, Ltd.	2,000	5,904
Xebio Company, Ltd.	2,400	44,589
Yahagi Construction Company, Ltd.	4,000	24,450
Yaizu Suisankagaku Industry Company, Ltd.	1,700	19,402
Yamagata Bank, Ltd.	16,000	69,706
Yamanashi Chuo Bank, Ltd.	16,255	63,325
Yamatane Corp.	13,000	18,118
Yamazen Corp.	7,500	33,580
Yaoko Company, Ltd.	600	16,514
Yasuda Warehouse Company, Ltd.	2,600	14,922
Yellow Hat, Ltd.	2,000	12,444
Yodogawa Steel Works, Ltd.	13,825	55,679
Yokogawa Bridge Corp.	3,000	18,436
Yokohama Reito Company, Ltd.	4,000	28,005
Yokowo Company, Ltd.	2,800	18,006
Yomeishu Seizo Company, Ltd.	3,000	27,918
Yonekyu Corp.	3,000	26,634
Yorozu Corp.	1,600	22,949
Yoshinoya D&C Company, Ltd. (L)	45	44,691
Yuasa Funashoku Company, Ltd.	4,000	7,989
Yuasa Trading Company, Ltd. (I)	24,000	21,333
Yurtec Corp.	5,000	19,259
Yusen Air & Sea Service Company, Ltd.	1,500	21,860
Yushin Precision Equipment Company, Ltd.	1,400	22,738
Yushiro Chemical Industry Company, Ltd.	1,100	13,387
Zenrin Company, Ltd.	2,900	31,888
Zensho Company, Ltd.	6,100	55,293
Zeon Corp.	17,000	99,435
Zeria Pharmaceutical Company, Ltd.	3,000	29,597
Zuken, Inc.	2,300	17,113

		28,655,067
Liechtenstein - 0.04%
Verwaltungs & Privat Bank AG	465	47,275
Luxembourg - 0.15%
Elcoteq SE (I)	353	851
Orco Property Group SA (I)(L)	1,119	8,226
Oriflame Cosmetics SA	1,999	99,787
Regus PLC	62,639	80,579

		189,443
Malaysia - 0.03%
Samling Global, Ltd.	380,000	36,114
Monaco - 0.04%
Societe des Bains de Mer & du Cercle des
Etrangers a Monaco SA	930	55,448
Netherlands - 1.97%
Aalberts Industries NV	12,503	153,853
Accell Group NV	775	32,573
Arcadis NV	4,659	81,815
ASM International NV (I)	4,290	89,363
BE Semiconductor Industries NV (I)	9,412	37,834
Beter Bed Holding NV	1,715	37,316
BinckBank NV	1,233	15,385
Brit Insurance Holdings NV	8,282	90,779
Brunel International NV	2,644	79,664
Crown Van Gelder NV	152	1,280
Crucell NV (I)	5,477	97,391
Crucell NV, ADR (I)	1,501	26,493
CSM	4,386	131,342
Draka Holding NV (I)	2,745	41,927
Exact Holdings NV	1,691	37,417

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Fornix Biosciences NV	1,231	$6,674
Grontmij NV	1,690	30,550
Imtech NV	6,053	161,171
KAS Bank NV	1,372	19,565
Kendrion NV (I)	951	10,989
Koninklijke BAM Groep NV	14,313	91,160
Koninklijke Ten Cate NV	2,968	68,246
Macintosh Retail Group NV	3,190	65,920
Mediq NV	4,752	84,236
Nederlandsche Apparatenfabriek NEDAP NV	441	9,596
Nutreco Holding NV	4,332	238,415
Ordina NV (I)	4,821	20,820
SBM Offshore NV	18,635	295,628
Sligro Food Group NV	2,701	80,883
Telegraaf Media Groep NV	2,614	46,080
TKH Group NV	3,241	60,565
TomTom NV (I)	3,112	20,126
Unit 4 Agresso NV	2,949	68,498
USG People NV (I)	6,455	91,373
Wavin NV (I)	4,070	49,397

		2,474,324
New Zealand - 0.66%
Air New Zealand, Ltd.	33,722	26,733
Ebos Group, Ltd. (I)	3,228	13,320
Fisher & Paykel Appliances Holdings, Ltd. (I)	50,069	18,998
Fisher & Paykel Healthcare Corp.	47,719	104,756
Freightways, Ltd.	13,503	27,447
Hallenstein Glasson Holdings, Ltd.	6,230	14,352
Infratil, Ltd.	52,345	57,455
Mainfreight, Ltd.	7,607	32,162
New Zealand Exchange, Ltd. (I)	8,304	9,340
New Zealand Oil & Gas, Ltd.	41,661	39,801
New Zealand Refining Company, Ltd. (I)	20,150	45,600
Nuplex Industries, Ltd.	21,898	45,550
PGG Wrightson, Ltd. (I)	49,994	18,969
Port of Tauranga, Ltd.	9,578	43,805
Pumpkin Patch, Ltd. (L)	30,500	42,570
Ryman Healthcare, Ltd.	24,206	34,934
Sanford, Ltd.	6,681	19,465
Sky City Entertainment Group, Ltd.	56,475	113,646
Sky Network Television, Ltd.	14,967	47,155
Steel & Tube Holdings, Ltd.	7,400	11,682
Tower, Ltd.	17,022	21,913
Vector, Ltd.	30,611	43,762

		833,415
Norway - 1.19%
Acta Holding ASA (I)	30,000	10,531
Aktiv Kapital ASA (I)	3,800	23,975
Austevoll Seafood ASA	8,143	48,984
Birdstep Technology ASA (I)	6,000	1,262
Blom ASA (I)(L)	7,600	6,229
BW Offshore, Ltd. (I)	48,000	68,659
Camillo Eitzen & Company ASA (I)	5,800	9,821
Cermaq ASA (I)	5,800	52,020
Copeinca ASA	9,400	54,510
Det Norske Oljeselskap ASA (I)	67,720	80,583
DOF ASA (I)	5,500	36,912
EDB Business Partner ASA (I)	4,000	10,887
Eitzen Chemical ASA (I)	8,000	2,598
Ekornes ASA	2,900	59,196
Electromagnetic GeoServices ASA (I)	2,600	1,488
Eltek ASA (I)	14,600	6,435
Ementor ASA	10,153	71,123

The accompanying notes are an integral part of the financial statements.	119

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Farstad Shipping ASA (L)	4,400	$98,999
Ganger Rolf ASA	1,427	31,225
Kverneland Gruppen ASA (I)	1,000	575
Nordic Semiconductor ASA	3,500	57,912
Norse Energy Corp. ASA (I)(L)	42,880	22,015
Norske Skogindustrier ASA (I)	18,500	19,854
Norwegian Air Shuttle ASA (I)	2,792	50,515
Odfjell ASA (I)	6,307	42,913
PhotoCure ASA	1,408	9,580
Q-Free ASA (I)(L)	7,500	23,196
Scana Industrier ASA	15,396	19,761
Sevan Marine ASA (I)	36,322	39,683
Solstad Offshore ASA	3,000	53,350
Songa Offshore SE (I)	10,500	36,209
Sparebanken Midt-Norge ASA	10,452	72,248
TGS Nopec Geophysical Company ASA	10,685	145,651
Tomra Systems ASA	17,056	70,685
Veidekke ASA	10,600	65,895
Wilhelm Wilhelmsen ASA	4,200	86,381

		1,491,860
Peru - 0.04%
Hochschild Mining PLC	10,925	46,138
Portugal - 0.40%
Altri SGPS SA (I)	9,087	43,867
Banco BPI SA	32,406	63,579
Finibanco Holding SGPS SA	7,634	12,012
Impresa (I)(L)	13,622	24,951
Investimentos Participacoes e Gestao SA (I)	31,635	19,600
Mota Engil (L)	9,080	24,210
Novabase SGPS SA	2,054	8,812
Pararede SGPS SA (I)	10,834	7,991
Portucel - Empresa Produtora de Pasta e
Papel SA	23,084	56,158
Redes Energeticas Nacionais SA	6,644	21,350
Semapa-Sociedade de Investimento & Gestao	5,339	48,200
Sonae Capital SGPS SA (L)	42,153	38,760
Sonae Industria (I)	4,886	12,800
Sonaecom (I)	9,179	14,342
Teixeira Duarte-Engenharia &
Construcoes SA (I)	37,298	37,597
Zon Multimedia SA (L)	17,213	67,860

		502,089
Singapore - 1.35%
Allgreen Properties, Ltd.	110,000	79,349
Asia Food & Properties, Ltd. (I)	222,000	87,998
Banyan Tree Holdings, Ltd. (I)	78,000	44,567
Bonvests Holdings, Ltd.	36,400	23,657
Bukit Sembawang Estates, Ltd.	13,000	42,617
Cerebos Pacific, Ltd.	12,000	33,511
CH Offshore, Ltd.	50,000	18,927
China Aviation Oil Singapore Corp. Ltd.	23,000	21,519
China Merchants Holdings Pacific, Ltd.	41,000	18,741
Chip Eng Seng Corp., Ltd.	63,000	14,173
Chuan Hup Holdings, Ltd. (I)	78,000	15,041
Creative Technology, Ltd.	7,050	20,644
CSE Global, Ltd.	54,000	32,975
CWT, Ltd.	31,000	18,266
Ezion Holdings, Ltd.	55,000	24,158
Ezra Holdings, Ltd.	41,000	51,245
First Resources, Ltd.	66,000	47,138
Food Empire Holdings, Ltd.	43,800	10,636
Goodpack, Ltd.	25,000	26,247
Guocoland, Ltd.	27,300	42,700

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Ho Bee Investment, Ltd.	33,000	$33,939
Hong Fok Corp., Ltd. (I)	39,800	15,066
Hong Leong Asia, Ltd.	16,000	36,110
Hotel Plaza, Ltd.	30,000	32,996
Hotel Properties, Ltd.	20,100	30,003
Hwa Hong Corp., Ltd.	55,000	20,819
Hyflux, Ltd.	28,000	55,794
Jaya Holdings, Ltd. (I)	57,000	24,833
Jurong Technologies Industrial Corp., Ltd. (I)	83,200	1,486
Keppel
Telecommunications & Transportation, Ltd.	15,000	13,391
Kim Eng Holdings, Ltd.	17,795	20,081
KS Energy Services, Ltd. (I)	22,000	17,598
Manhattan Resources, Ltd. (I)	34,000	12,627
Mcl Land, Ltd.	14,000	17,498
MediaRing, Ltd.	79,000	11,567
Metro Holdings, Ltd.	38,000	20,491
MFS Technology, Ltd. (I)	56,000	8,799
Midas Holdings, Ltd.	58,000	38,939
MobileOne, Ltd.	53,000	79,113
NatSteel, Ltd.	29,000	27,961
Oceanus Group, Ltd. (I)	142,000	31,439
Orchard Parade Holdings, Ltd.	18,000	12,470
Osim International, Ltd.	44,000	24,512
Petra Foods, Ltd.	46,000	37,782
Raffles Education Corp., Ltd.	117,085	27,596
Raffles Medical Group, Ltd.	23,000	27,269
Rotary Engineering, Ltd.	37,000	24,312
SBS Transit, Ltd.	20,500	25,037
SC Global Developments, Ltd.	26,000	28,597
Sim Lian Group, Ltd.	42,000	13,349
Singapore Reinsurance Corp., Ltd.	47,000	8,224
Stamford Land Corp., Ltd.	100,000	35,710
Tat Hong Holdings, Ltd.	28,000	17,998
United Engineers, Ltd.	19,000	31,075
UOB-Kay Hian Holdings, Ltd.	23,000	24,147
WBL Corp., Ltd.	14,000	46,495
Wing Tai Holdings, Ltd.	53,300	58,624
Yongnam Holdings, Ltd.	118,000	19,384

		1,687,240
South Africa - 0.08%
First Uranium Corp. (I)(L)	25,500	29,931
Great Basin Gold, Ltd. (I)(L)	41,400	70,324
Platmin, Ltd. (I)	537	589

		100,844
Spain - 1.87%
Abengoa SA (I)	5,452	98,186
Adolfo Dominguez SA	1,580	23,249
Amper SA	2,602	13,498
Antena 3 de Television SA	8,128	50,159
Avanzit SA (I)	25,467	16,311
Azkoyen SA (I)	2,428	8,059
Banco Guipuzcoano SA (I)	12,997	84,599
Banco Pastor SA (L)	14,006	64,135
Baron de Ley SA (I)	517	23,178
Bolsas y Mercados Espanoles (L)	3,526	78,845
Caja De Ahorros Del Mediterraneo	818	5,933
Campofrio Alimentacion SA (I)	2,513	20,327
Cementos Portland Valderrivas SA	1,810	33,309
Construcciones & Auxiliar de Ferrocarriles SA	224	95,276
Corporacion Dermoestetica SA (I)	898	2,489
Duro Felguera SA	3,275	32,932
Ebro Puleva SA	9,032	155,942

The accompanying notes are an integral part of the financial statements.	120

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Elecnor SA	5,244	$59,372
Ercros SA (I)	14,570	17,123
Faes Farma SA	20,129	68,048
General de Alquiler de Maquinaria (I)(L)	6,496	17,089
Grifols SA	13,688	157,733
Grupo Catalana Occidente SA	4,279	65,752
Grupo Empresarial Ence SA (I)	13,567	40,361
Iberpapel Gestion SA	1,271	16,015
Indra Sistemas SA	2,268	39,507
La Seda de Barcelona SA (I)	148,568	62,096
Miquel y Costas SA	1,078	19,387
Natraceutical SA (I)	22,388	9,467
NH Hoteles SA (I)	13,111	42,711
Obrascon Huarte Lain SA	5,340	135,228
Papeles y Cartones de Europa SA (I)	5,226	19,498
Pescanova SA	658	15,886
Prim SA	1,511	12,259
Promotora de Informaciones SA (I)(L)	17,908	45,239
Prosegur Cia de Seguridad SA	2,238	96,291
Service Point Solutions SA (I)	30,916	22,423
Sociedad Nacional Inds.	11,792	16,670
Sol Melia SA	6,841	46,337
SOS Cuetara SA (I)(L)	4,481	9,475
Tavex Algodonera SA (I)	8,440	4,565
Tecnicas Reunidas SA	3,090	150,232
Tecnocom (I)	4,417	14,932
Tubacex SA	10,497	31,099
Tubos Reunidos SA	9,612	20,560
Urbas Proyectos Urbanisticos SA (I)	10,449	1,207
Vertice Trescientos Sesenta Grados (I)	1,265	381
Vidrala SA	2,207	49,215
Viscofan SA	4,919	130,614
Vocento SA (I)	6,333	31,141
Zeltia SA (I)	18,631	75,466

		2,349,806
Sweden - 2.71%
AarhusKarlshamn AB	2,915	53,100
Acando AB	7,431	12,539
Active Biotech AB (I)	4,550	74,159
AddTech AB	3,143	50,624
Angpanneforeningen AB (L)	4,594	69,003
Axfood AB	2,704	69,823
Axis Communications AB	4,940	68,833
BE Group AB (I)	5,044	31,466
Beijer Alma AB (L)	2,125	29,270
Beijer Electronics AB	232	4,271
Bergman & Beving AB	3,668	51,109
Bilia AB	4,374	51,161
Billerud Aktibolag AB	9,544	61,612
BioGaia AB	2,335	23,879
Biovitrum AB (I)	19,035	102,198
Bure Equity AB (I)	4,545	15,803
Cardo AB	2,290	62,060
Clas Ohlson AB	4,392	66,250
Cloetta AB (I)	6,455	31,521
Concordia Maritime AB	748	1,912
D. Carnegie & Company AB (I)	52,789	0
Elekta AB, Series B	10,418	253,700
Eniro AB (I)	4,936	10,033
Fagerhult AB	600	9,511
G & L Beijer AB (L)	2,000	48,704
Gunnebo AB (I)	2,398	10,484
Hakon Invest AB	5,920	86,271
Haldex AB (I)	13,150	123,133

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
HIQ International AB (I)	5,688	$24,431
Hoganas AB	3,718	101,948
Holmen AB, Series B	1,237	28,305
Industrial & Financial Systems AB	3,313	32,822
Indutrade AB (L)	2,469	50,183
Intrum Justitia AB	7,011	70,802
JM AB (L)	11,499	164,634
KappAhl Holding AB	6,786	53,133
Lagercrantz AB	4,000	15,442
Lindab International AB (I)	7,888	82,684
Loomis AB (L)	1,423	13,734
Lundin Petroleum AB (I)	6,021	27,554
Medivir AB (I)	2,195	29,322
Mekonomen AB	2,200	43,169
Micronic Laser Systems AB (I)	7,700	12,648
Micronic Mydata AB	3,850	5,660
Munters AB	7,622	44,430
NCC AB	6,668	101,434
Net Insight AB (I)(L)	50,000	26,206
New Wave Group AB (L)	6,000	25,311
Nibe Industrier AB	9,287	86,070
Nobia AB (I)	24,089	109,009
Nolato AB	3,557	35,239
OEM International AB	8,427	44,167
ORC Software AB	1,800	34,515
PA Resources AB (I)(L)	12,583	9,892
Peab AB	19,597	99,955
Proffice AB	10,000	32,725
Q-Med AB	7,472	66,623
Rezidor Hotel Group AB (I)	13,763	60,874
RNB Retail & Brands AB (I)	17,418	17,590
SAS AB (I)(L)	378,900	41,170
Seco Tools AB (I)	274	3,205
Sensys Traffic AB (I)	50,268	10,217
SkiStar AB	2,852	44,570
Studsvik AB (I)	1,200	11,965
Sweco AB (L)	5,392	34,257
Sweco AB, Class B (L)	5,392	1,372
TradeDoubler AB (I)	5,818	21,494
Trelleborg AB, Series B	34,490	210,747

		3,401,937
Switzerland - 4.59%
Advanced Digital Broadcast Holdings SA (I)	310	10,461
AFG Arbonia-Forster Holding AG (I)	929	19,854
Allreal Holding AG	678	69,105
Also Holding AG	779	31,949
Aryzta AG	7,363	240,177
Ascom Holding AG (I)	3,992	37,994
Bachem Holding AG	525	30,889
Bank Coop AG	2,190	132,831
Bank Sarasin & Compagnie AG	3,289	119,807
Banque Cantonale de Geneve	76	14,763
Banque Cantonale Vaudoise	143	55,369
Banque Privee Edmond de Rothschild SA	1	21,203
Barry Callebaut AG (I)	89	53,904
Basilea Pharmaceutica AG (I)	1,026	62,408
Belimo Holding AG	57	64,114
Bell Holding AG	23	31,343
Berner Kantonalbank	430	89,293
Bobst Group AG (I)	1,425	49,319
Bossard Holding AG	748	49,996
Bucher Industries AG	639	69,719
Burckhardt Compression Holding AG	344	56,552
Card Guard AG (I)	1,457	17,271

The accompanying notes are an integral part of the financial statements.	121

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Centralschweizerische Kraftwerke AG	280	$79,464
Charles Voegele Holding AG (I)	1,112	44,018
Clariant AG (I)	27,539	321,199
Conzzeta Holding AG	69	110,746
Daetwyler Holding AG	781	48,316
Dufry Group AG (I)	2,047	140,806
EFG International (L)	6,739	95,334
Emmi AG	563	80,376
EMS-Chemie Holding AG (I)	919	113,230
Energiedienst Holding AG	982	45,882
Ferrexpo PLC	13,092	50,782
Flughafen Zuerich AG	403	115,068
Forbo Holding AG	152	56,947
Galenica Holding AG (L)	474	165,382
GAM Holding, Ltd. (I)	1,310	13,885
Georg Fischer AG (I)	478	148,477
Gurit Heberlein AG	40	20,212
Helvetia Patria Holding AG	449	120,627
Interroll Holding AG (I)	57	15,289
Kaba Holding AG	240	62,972
Kardex AG	444	13,081
Komax Holding AG (I)	335	23,043
Kudelski SA	4,963	122,169
Kuoni Reisen Holding AG	264	74,923
LEM Holding SA	310	89,855
Logitech International SA	1,695	24,331
Luzerner Kantonalbank AG	283	74,193
Medisize Holding AG	524	25,163
Metall Zug AG	24	58,559
Meyer Burger Technology AG (I)	4,310	93,602
Mobilezone Holding AG	5,131	38,846
Mobimo Holding AG (I)	582	91,146
Nobel Biocare Holding AG	5,982	112,575
Orascom Development Holding AG (I)	169	8,832
Orell Fuessli Holding AG	223	27,302
Panalpina Welttransport Holding AG (I)	1,387	102,667
Phoenix Mecano AG	81	36,934
Precious Woods Holding AG (I)	327	8,700
PubliGroupe SA (I)	276	24,597
Rieter Holding AG (I)	353	86,131
Romande Energie Holding SA	43	64,365
Schaffner Holding AG (I)	90	13,978
Schulthess Group AG	805	28,209
Schweiter Technologies AG	117	57,146
Schweizerhall Holding AG	305	32,591
Schweizerische National-Versicherungs-
Gesellschaft AG	1,491	37,348
Siegfried Holding AG (I)	396	30,152
St. Galler Kantonalbank	253	103,104
Sulzer AG	2,497	207,948
Swissfirst AG	887	27,552
Swisslog Holding AG	60,097	45,758
Swissquote Group Holding SA	1,018	36,994
Tamedia AG	586	43,351
Tecan Group AG	1,142	66,895
Temenos Group AG (I)(L)	6,535	152,384
Tornos SA (I)	2,185	14,368
Valiant Holding AG	281	49,526
Valora Holding AG	333	76,353
Vaudoise Assurances Holding SA	211	38,339
Vontobel Holding AG	2,623	66,157
VZ Holding AG	879	63,467
WMH Walter Meier AG (I)	120	13,664
Ypsomed Holding AG (I)	908	47,727
Zehnder Group AG	36	50,118

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Zuger Kantonalbank	20	$82,596

		5,764,072
United Arab Emirates - 0.09%
Dragon Oil PLC (I)	18,645	111,851
United Kingdom - 16.78%
888 Holdings PLC	10,776	8,336
A.G. Barr PLC	3,920	52,990
Aberdeen Asset Management PLC	87,089	178,391
AEA Technology PLC (I)	18,852	4,930
Aegis Group PLC	88,265	151,308
Aga Rangemaster Group PLC (I)	16,809	20,878
Alphameric PLC (I)	33,484	14,107
Anglo Pacific Group PLC	13,955	46,628
Anglo-Eastern Plantations PLC	3,005	22,548
Anite PLC	32,668	14,712
Antisoma PLC	100,552	7,333
Ark Therapeutics Group PLC (I)	20,122	2,485
Arriva PLC (I)	21,983	243,830
Ashmore Group PLC	4,849	17,710
Ashtead Group PLC	51,117	78,642
Assura Group, Ltd. (I)	39,777	24,270
Aveva Group PLC	6,703	114,224
Avis Europe PLC	69,527	35,857
Axis-Shield PLC	9,883	38,981
Babcock International Group PLC (L)	22,257	185,435
Balfour Beatty PLC	55,209	203,159
Barratt Developments PLC	19,446	30,510
BBA Aviation PLC	48,884	132,871
Beazley PLC	59,045	97,100
Bellway PLC (I)	12,567	126,428
Berkeley Group Holdings PLC (I)	9,481	110,326
Bespak PLC	7,040	35,284
Bloomsbury Publishing PLC	9,864	15,333
BlueBay Asset Management PLC	15,668	73,224
Bodycote PLC	20,949	60,989
Bovis Homes Group PLC	13,533	75,848
Braemar Seascope Group PLC (I)	1,189	8,283
Brewin Dolphin Holdings PLC	20,522	38,072
British Polythene Industries PLC	4,400	13,903
Britvic PLC	16,396	109,616
BSS Group PLC	13,812	87,686
BTG PLC	28,558	73,018
Carillion PLC	51,830	238,312
Carpetright PLC	6,037	63,058
Carphone Warehouse Group PLC (I)	4,298	11,832
Castings PLC	6,764	19,161
Centaur Media PLC	19,732	13,616
Charles Stanley Group PLC	5,789	17,829
Charles Taylor Consulting PLC	5,241	16,770
Charter International PLC	16,185	163,414
Chaucer Holdings PLC	16,633	10,390
Chemring Group PLC (I)	3,525	162,334
Chesnara PLC	17,735	52,044
Chime Communications PLC	5,000	13,801
Chloride Group PLC	28,592	115,681
Chrysalis Group PLC (I)	7,473	10,694
Clarkson PLC	293	3,771
Clinton Cards PLC (I)	33,476	16,170
Close Brothers Group PLC	15,534	161,580
Collins Stewart PLC	27,764	31,461
Colt Telecom Group SA (I)	31,689	58,098
Communisis PLC (I)	19,820	7,414
Computacenter PLC	11,130	50,771
Connaught PLC	12,117	56,136

The accompanying notes are an integral part of the financial statements.	122

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Cookson Group PLC (I)	25,913	$178,739
Corin Group PLC	4,201	3,540
Costain Group PLC	4,762	13,351
Cranswick PLC (I)	5,196	61,935
Creston PLC	10,587	14,534
Croda International PLC (I)	13,962	193,198
CSR PLC (I)	17,921	103,097
D.S. Smith PLC	37,951	63,955
Daily Mail & General Trust	28,742	203,430
Dairy Crest Group PLC	14,905	81,394
Dana Petroleum PLC (I)	9,638	147,157
Davis Service Group PLC	19,057	107,695
De La Rue PLC	10,370	134,229
Debenhams PLC (I)	154,042	132,368
Dechra Pharmaceuticals PLC	6,959	42,107
Development Securities PLC	13,707	50,479
Devro PLC	15,211	37,345
Dicom Group PLC (I)	6,393	22,290
Dignity PLC	6,116	55,620
Dimension Data Holdings PLC	190,485	281,431
Diploma PLC	10,843	35,285
Domino Printing Sciences PLC	9,846	56,071
DSG International PLC	283,994	109,414
DTZ Holdings PLC	19,551	18,604
Dunelm Group PLC	6,499	35,141
easyJet PLC (I)	28,766	167,577
Electrocomponents PLC	43,870	136,196
Elementis PLC (I)	49,703	48,198
Enterprise Inns PLC (I)	18,877	31,235
Euromoney Institutional Investor PLC	4,164	35,600
Evolution Group PLC	21,877	31,226
F&C Asset Management PLC	29,733	24,902
Fenner PLC	17,524	50,305
Filtrona PLC	20,887	59,777
Findel PLC	10,678	3,529
FirstGroup PLC	10,377	56,803
Forth Ports PLC	4,084	65,975
Fortune Oil PLC	205,675	20,019
French Connection Group PLC	23,030	15,390
Fuller Smith & Turner PLC	8,112	62,754
Future PLC	44,714	12,180
Galiform PLC (I)	112,844	117,131
Galliford Try PLC	5,619	27,550
Game Group PLC	36,488	48,688
Gem Diamonds, Ltd. (I)	11,000	36,115
Genus PLC (I)	6,656	67,783
GKN PLC (I)	146,355	264,070
Go-Ahead Group PLC	3,980	74,067
Greene King PLC	20,878	120,260
Greggs PLC	8,569	55,844
Halfords Group PLC	20,002	142,616
Halma PLC (I)	40,384	145,848
Hampson Industries PLC	36,786	28,190
Hardy Oil & Gas PLC (I)	7,986	19,201
Hargreaves Lansdown PLC	22,375	111,883
Hays PLC	104,128	152,936
Headlam Group PLC	14,115	48,906
Helical Bar PLC	8,701	36,821
Helphire PLC	51,338	33,562
Henderson Group PLC	78,132	153,687
Henry Boot PLC	14,125	19,802
Heritage Oil, Ltd. (I)	19,736	124,922
Hikma Pharmaceuticals PLC	14,054	137,406
Hill & Smith Holdings PLC	14,323	70,538
HMV Group PLC	39,707	34,207

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Hogg Robinson Group PLC	39,788	$16,185
Holidaybreak PLC	3,875	15,410
Homeserve PLC	5,291	162,262
Hunting PLC	10,945	79,820
Huntsworth PLC	22,389	24,232
Hyder Consulting PLC	475	1,756
IG Group Holdings PLC	33,994	187,711
Imagination Technologies Group PLC	42,827	143,099
IMI PLC	35,743	340,113
Inchcape PLC (I)	12,031	50,529
Intec Telecom Systems PLC	40,144	34,554
Intermediate Capital Group PLC	28,818	108,892
International Personal Finance PLC	25,827	82,544
Interserve PLC	14,294	42,258
ITE Group PLC	42,551	87,964
J.D. Wetherspoon PLC	11,284	70,604
James Fisher & Sons PLC	4,903	29,560
Jardine Lloyd Thompson Group PLC (I)	15,119	121,791
Jazztel PLC (I)	12,473	39,989
JKX Oil & Gas PLC	9,108	31,002
John Menzies PLC (I)	7,960	44,174
John Wood Group PLC	41,896	203,226
Johnston Press PLC	131,792	36,378
Keller Group PLC	6,780	59,295
Kesa Electricals PLC	50,341	78,691
Kier Group PLC	3,821	58,674
Kingston Communications PLC (I)	123,424	86,066
Ladbrokes PLC	108,776	223,446
Laird Group PLC	25,818	44,933
Laura Ashley Holdings PLC	68,094	13,602
Lavendon Group PLC	13,340	14,147
Liontrust Asset Management PLC (I)	5,127	6,592
Logica PLC (I)	90,174	165,977
Lookers PLC (I)	35,795	28,081
LSL Property Services PLC	7,930	30,932
Luminar Group Holdings PLC (I)	13,431	2,976
Management Consulting Group PLC	73,960	27,130
Manganese Bronze Holdings PLC (I)	3,263	2,264
Marshalls PLC	29,028	40,694
Marston’s PLC	30,387	41,717
McBride PLC (I)	17,330	46,954
Meggitt PLC (I)	93,737	407,439
Melrose PLC	54,023	173,680
Melrose Resources PLC	4,954	18,100
Michael Page International PLC	33,159	178,669
Micro Focus International PLC	19,599	135,472
Millennium & Copthorne Hotels PLC	17,184	103,251
Misys PLC	48,309	157,977
Mitchells & Butlers PLC (I)	10,683	49,198
Mitie Group PLC (I)	31,719	105,384
Mondi PLC	39,532	240,345
Moneysupermarket.com Group PLC	5,435	4,816
Morgan Crucible Company PLC	27,442	71,759
Morgan Sindall PLC	5,441	43,079
Morse PLC (I)	17,420	12,843
Mothercare PLC (I)	7,645	58,363
Mouchel Parkman PLC	10,894	28,487
MWB Group Holdings PLC (I)	15,166	9,033
N. Brown Group PLC	18,394	67,339
National Express Group PLC (I)	48,489	162,722
Northern Foods PLC (I)	45,437	31,849
Northgate PLC (I)	492	1,313
Northumbrian Water Group PLC	45,400	183,025
Novae Group PLC	7,830	33,556
Oxford Biomedica PLC (I)	90,000	12,879

The accompanying notes are an integral part of the financial statements.	123

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Oxford Instruments PLC	5,102	$19,197
Pace Micro Technology PLC (I)	21,795	50,059
Paypoint PLC	5,847	24,124
Pendragon PLC (I)	119,021	47,117
Pennon Group PLC	15,141	115,479
Persimmon PLC (I)	25,959	153,865
Petropavlovsk PLC	2,191	38,259
Phoenix IT Group, Ltd.	9,852	32,919
Photo-Me International PLC	22,753	11,404
Premier Farnell PLC	36,962	117,488
Premier Foods PLC (I)	238,839	78,867
Premier Oil PLC (I)	9,685	164,055
Prostrakan Group PLC (I)	2,053	2,267
Provident Financial PLC	12,886	151,820
Psion PLC	11,459	12,735
Puma Brandenburg, Ltd. (I) †	82,607	3,600
Puma Brandenburg, Ltd. - Capital (I) †	82,607	3,600
Punch Taverns PLC (I)	25,348	26,237
PV Crystalox Solar PLC	29,561	21,687
PZ Cussons PLC	20,894	87,783
Qinetiq PLC	64,033	120,466
Quintain Estates & Development PLC	161,428	110,222
Rank Group PLC	26,068	44,460
Rathbone Brothers PLC	4,369	52,681
REA Holdings PLC	2,127	15,543
Redrow PLC	15,513	28,847
Renishaw PLC	3,900	39,887
Rensburg Sheppards PLC	4,261	48,902
Restaurant Group PLC	19,119	59,605
Ricardo PLC (I)	9,643	36,633
Rightmove PLC	14,759	149,552
RM PLC	13,737	35,123
Robert Walters PLC	8,828	25,970
Robert Wiseman Dairies PLC	4,588	31,893
ROK PLC	31,236	12,592
Rotork PLC	8,459	168,234
Royalblue Group PLC	5,020	93,858
RPC Group PLC	10,280	33,453
RPS Group PLC (I)	23,867	66,641
Salamander Energy PLC (I)	12,056	40,020
Savills PLC	12,782	57,490
Scott Wilson Group PLC	138	160
SDL PLC	7,187	45,773
Senior PLC	55,744	96,288
Severfield Rowen PLC	8,148	27,403
Shanks Group PLC	16,481	23,715
Shore Capital Group, Ltd.	82,607	38,402
SIG PLC	66,079	113,852
Smiths News PLC	49,558	86,394
Soco International PLC	6,432	149,505
Southern Cross Healthcare, Ltd. (I)	18,768	11,860
Spectris PLC	11,747	140,278
Spirax-Sarco Engineering PLC	7,883	163,649
Spirent Communications PLC	34,260	53,952
Spirent Communications PLC, ADR	1,208	7,490
Sports Direct International PLC (I)	28,725	42,481
SSL International PLC	22,943	269,310
St James’s Place PLC	19,486	70,261
St. Ives Group PLC (I)	12,932	12,071
St. Modwen Properties PLC	12,563	31,775
Stagecoach Group PLC	61,110	163,439
Sthree PLC	11,092	48,825
TalkTalk Telecom Group PLC (I)	8,597	15,174
Tate & Lyle PLC	5,786	35,320
Taylor Woodrow PLC (I)	61,594	30,629

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Ted Baker PLC	5,384	$39,108
Telecom Plus PLC (I)	5,142	23,587
The Weir Group PLC (I)	22,143	298,843
Thorntons PLC	10,805	13,499
Tomkins PLC	23,630	330,820
Topps Tiles PLC (I)	25,009	17,984
Town Centre Securities PLC (I)	4,430	8,785
Travis Perkins PLC (I)	18,819	216,117
Tribal Group PLC	1,323	1,278
Trinity Mirror PLC	37,867	54,901
TT electronics PLC (I)	26,687	40,514
Tullett Prebon PLC	25,044	117,261
UK Coal PLC	20,780	14,339
UK Mail Group PLC	6,109	30,441
Ultra Electronics Holdings PLC (I)	6,954	158,709
Umeco PLC	6,440	33,657
United Business Media, Ltd.	25,338	188,098
UTV Media PLC	12,462	25,165
Vectura Group PLC (I)	35,006	19,579
Victrex PLC	7,743	118,561
Vislink PLC	22,958	5,837
Vitec Group PLC	3,750	22,064
VP PLC	664	1,756
VT Group PLC	18,117	195,290
W.S. Atkins PLC (I)	10,171	98,555
Wellstream Holdings PLC	8,321	65,458
WH Smith PLC	15,331	99,645
William Hill PLC	71,483	183,082
Wilmington Group PLC	8,311	16,903
Wincanton PLC	11,768	39,064
Wolfson Microelectronics PLC (I)	11,249	28,027
WSP Group PLC (I)	7,138	35,257
Xaar PLC (I)	17,577	29,876
Xchanging PLC	23,627	62,127
Yell Group PLC (I)	188,882	92,472
Yule Catto & Company PLC (I)	29,330	74,353

		21,056,144
United States - 0.42%
Anatolia Minerals Development, Ltd.	8,500	39,341
Coeur d’Alene Mines Corp.	3,660	56,161
Golden Star Resources, Ltd. (I)	32,118	134,246
Jaguar Mining, Inc. (I)	2,130	19,107
pSivida Corp.	2,379	7,842
Storm Cat Energy Corp. (I)	2,400	5
SXC Health Solutions Corp. (I)	3,700	273,289

		529,991

TOTAL COMMON STOCKS (Cost $154,733,285)		$122,061,727

PREFERRED STOCKS - 0.03%
Australia - 0.03%
Village Roadshow, Ltd., 5.50%	20,000	37,096

TOTAL PREFERRED STOCKS (Cost $48,374)		$37,096

WARRANTS - 0.00%
France - 0.00%
Etablissements Maurel et Prom (Expiration
Date: 06/30/2014, Strike
Price: EUR 14.20) (I)	8,680	2,049
Hong Kong - 0.00%
Goldin Properties Holdings, Ltd. (Expiration
Date: 08/28/2010, Strike Price:
HKD 6.00) (I)	9,300	0

The accompanying notes are an integral part of the financial statements.	124

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS (continued)
Hong Kong (continued)
Pacific Andes International Holdings, Ltd.
(Expiration Date: 06/15/2011, Strike Price:
HKD 1.80) (I)	$43,600	$515

		515

TOTAL WARRANTS (Cost $-)		$2,564

RIGHTS - 0.01%
Australia - 0.00%
Tower Australia Group, Ltd. (Expiration Date:
06/24/2010, Strike Price: AUD 1.85) (I)	3,859	0
Germany - 0.00%
PNE Wind AG (Expiration Date: 06/10/2010,
Strike Price: EUR 2.00) (I)	5,505	0
PNE Wind AG (Expiration Date: 06/10/2010,
Strike Price: EUR 2.00) (I)	5,505	21

		21
Hong Kong - 0.00%
TCC International Holdings, Ltd. (Expiration
Date: 06/21/2010, Strike Price:
HKD 2.10) (I)	26,722	1,098
Italy - 0.00%
Telecom Italia Media Spa (Expiration Date:
06/11/2010, Strike
Price: EUR 0.2145) (I)(L)	23,548	504
Sweden - 0.01%
PA Resources AB (Expiration Date:
06/16/2010, Strike Price: SEK 3.75) (I)	176,162	14,187

TOTAL RIGHTS (Cost $87,665)		$15,810

SHORT-TERM INVESTMENTS - 6.31%
Short-Term Securities* - 1.19%
State Street Institutional Liquid Reserves
Fund, 0.1560%	$1,494,844	1,494,844
Securities Lending Collateral - 5.12%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	642,067	6,425,227

TOTAL SHORT-TERM INVESTMENTS (Cost $7,919,027)		$7,920,071

Total Investments (International Small Company Fund)
(Cost $162,788,351) - 103.63%		$130,037,268
Other assets and liabilities, net - (3.63%)		(4,556,691)

TOTAL NET ASSETS - 100.00%		$125,480,577

International Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.93%
Australia - 0.72%
Brambles, Ltd.	1,487,304	$8,338,740
Austria - 0.96%
Telekom Austria AG (L)	873,300	11,154,162
Bermuda - 0.60%
PartnerRe, Ltd.	95,760	6,985,692
Brazil - 0.51%
Empresa Brasileira de Aeronautica
SA, ADR (L)	273,480	5,956,394

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada - 1.95%
Biovail Corp.	798,100	$11,904,097
Talisman Energy, Inc.	620,340	10,655,711

		22,559,808
China - 1.33%
China Telecom Corp., Ltd.	18,363,589	8,419,554
Shanghai Electric Group Company, Ltd. (I)	15,149,555	6,965,402

		15,384,956
France - 10.62%
AXA SA	1,041,207	17,221,807
Cap Gemini SA (L)	200,190	8,998,412
Compagnie Generale des Etablissements
Michelin, Class B (L)	62,070	4,158,495
France Telecom SA	1,489,511	28,381,369
GDF Suez	210,400	6,533,366
Sanofi-Aventis SA (L)	431,316	26,219,221
Total SA (L)	377,362	17,502,613
Vivendi SA	643,540	13,951,116

		122,966,399
Germany - 9.58%
Bayerische Motoren Werke (BMW) AG	315,884	14,742,426
Celesio AG	246,790	6,166,178
Deutsche Post AG	416,701	6,208,477
E.ON AG	405,550	12,328,960
Merck KGAA	217,370	15,696,090
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe)	141,276	17,974,908
SAP AG (L)	410,690	17,783,738
Siemens AG	204,769	18,632,504
Symrise AG	66,700	1,357,416

		110,890,697
Hong Kong - 1.48%
China Mobile, Ltd.	517,500	4,901,575
Hutchison Whampoa, Ltd.	1,956,620	12,174,848

		17,076,423
Israel - 0.48%
Check Point Software Technologies, Ltd. (I)	179,860	5,516,306
Italy - 1.70%
Autogrill SpA (I)	1,178,589	13,235,150
UniCredit Italiano SpA (L)	3,023,699	6,467,638

		19,702,788
Japan - 8.27%
Mitsubishi UFJ Financial Group	1,611,700	7,799,832
Nintendo Company, Ltd.	82,394	24,304,535
NKSJ Holdings, Inc. (I)	1,841,000	11,455,111
Sony Corp.	429,514	13,273,102
Takeda Pharmaceutical Company, Ltd.	160,800	6,696,691
Toyota Motor Corp.	390,200	14,045,059
USS Company, Ltd.	271,530	18,087,101

		95,661,431
Netherlands - 5.51%
ING Groep NV (I)	3,770,598	30,059,250
Koninklijke Philips Electronics NV	546,066	16,372,495
Randstad Holdings NV (I)	162,420	6,868,405
Reed Elsevier NV	997,669	10,427,147

		63,727,297
Norway - 5.05%
Aker Solutions ASA	979,950	13,653,563
Statoil ASA (L)	1,109,010	21,934,275

The accompanying notes are an integral part of the financial statements.	125

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Telenor ASA (L)	1,857,281	$22,804,230

		58,392,068
Russia - 0.77%
Gazprom OAO, SADR	433,000	8,898,150
Singapore - 3.41%
Flextronics International, Ltd. (I)	2,521,640	16,541,958
Singapore Telecommunications, Ltd.	11,087,000	22,963,468

		39,505,426
South Korea - 4.31%
KB Financial Group, Inc., ADR (L)	464,708	18,579,026
Samsung Electronics Co., Ltd., GDR (L)(S)	96,164	31,312,768

		49,891,794
Spain - 2.57%
Iberdrola SA	1,479,488	9,806,618
Telefonica SA	1,043,457	19,965,565

		29,772,183
Sweden - 1.95%
Ericsson (LM), Series B	1,736,224	17,822,222
Niscayah Group AB	2,955,338	4,760,124

		22,582,346
Switzerland - 7.04%
Adecco SA (L)	292,950	14,207,093
Lonza Group AG	59,760	3,929,708
Nestle SA	473,010	21,445,576
Novartis AG	245,400	11,147,307
Roche Holdings AG	84,550	11,609,851
Swiss Reinsurance Company, Ltd.	301,383	12,316,088
UBS AG (I)	511,498	6,873,082

		81,528,705
Taiwan - 4.20%
Compal Electronics, Inc., GDR (S)	2,346,924	14,299,573
Lite-On Technology Corp.	6,392,264	7,268,026
Lite-On Technology Corp., GDR	444,199	5,051,564
Taiwan Semiconductor
Manufacturing Company, Ltd.	11,651,576	21,940,096

		48,559,259
United Kingdom - 21.13%
Aviva PLC (I)	3,303,730	15,353,573
BAE Systems PLC (I)	2,058,400	9,649,825
BP PLC	2,844,302	18,960,307
British Sky Broadcasting Group PLC	1,840,516	15,401,136
G4S PLC	3,311,780	12,643,797
GlaxoSmithKline PLC (I)	1,084,665	18,231,385
Hays PLC	9,525,586	13,990,510
HSBC Holdings PLC	522,050	4,761,284
Kingfisher PLC	5,861,670	19,049,257
Marks & Spencer Group PLC	1,044,400	5,366,518
Old Mutual PLC (I)	3,772,432	6,247,654
Pearson PLC (I)	1,057,816	14,606,728
Premier Foods PLC (I)	8,745,586	2,887,879
Rentokil Initial PLC (I)	4,506,737	7,941,704
Rexam PLC	1,822,340	8,323,436
Royal Dutch Shell PLC, B Shares	759,903	19,335,659
Sage Group PLC	1,916,960	6,619,618
Tesco PLC (I)	921,040	5,507,374
Vodafone Group PLC	19,785,956	39,709,882

		244,587,526

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States - 1.79%
ACE, Ltd.	421,136	$20,703,046

TOTAL COMMON STOCKS (Cost $1,304,041,453)		$1,110,341,596

SHORT-TERM INVESTMENTS - 17.39%
Repurchase Agreement - 0.01%
Repurchase Agreement with State Street Corp.
dated 05/28/2010 at 0.01% to be
repurchased at $137,000 on 06/01/2010,
collateralized by $140,000 Federal Home
Loan Mortgage Corp., 0.700% due
05/27/2011 (valued at $140,175,
including interest)	$137,000	137,000
Short-Term Securities* - 3.98%
Bank of Montreal, Time Deposit,
0.140% 06/01/2010	20,000,000	20,000,000
Paribas Corp., Time Deposit,
0.230% 06/01/2010	26,000,000	26,000,000

		46,000,000
Securities Lending Collateral - 13.40%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	15,499,344	155,103,483

TOTAL SHORT-TERM INVESTMENTS (Cost $201,239,487)		$201,240,483

Total Investments (International Value Fund)
(Cost $1,505,280,940) - 113.32%		$1,311,582,079
Other assets and liabilities, net - (13.32%)		(154,190,136)

TOTAL NET ASSETS - 100.00%		$1,157,391,943

Investment Quality Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 30.33%
U.S. Treasury Bonds - 22.95%
4.375%, 11/15/2039	$1,000,000	$1,025,000
4.500%, 08/15/2039	1,000,000	1,045,938
4.625%, 02/15/2040	2,250,000	2,402,577
5.375%, 02/15/2031	1,000,000	1,181,250
5.500%, 08/15/2028	1,000,000	1,190,156
6.250%, 08/15/2023	2,500,000	3,140,625
7.250%, 08/15/2022	1,900,000	2,567,671
7.875%, 02/15/2021	9,250,000	12,876,287
8.125%, 08/15/2019 to 08/15/2021 (F)	6,200,000	8,722,759
8.750%, 05/15/2017 to 08/15/2020	9,785,000	14,097,037

		48,249,300
U.S. Treasury Note - 4.18%
3.125%, 08/31/2013 to 10/31/2016	8,500,000	8,784,295
Federal Home Loan Mortgage Corp. - 0.23%
5.000%, 03/01/2019 to 12/01/2019	431,562	461,951
6.500%, 04/01/2029 to 08/01/2034	17,222	18,987
7.500%, 04/01/2011 to 05/01/2028	4,265	4,663

		485,601
Federal National Mortgage Association - 2.84%
4.664%, 05/01/2013	167,256	177,178
4.860%, 01/01/2015	2,774,044	2,984,289
4.918%, 02/01/2013	252,358	265,594
5.000%, 03/01/2019 to 06/01/2019	903,604	966,446

The accompanying notes are an integral part of the financial statements.	126

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.500%, 08/01/2035 to 11/01/2035		$873,994	$930,838
5.630%, 12/01/2011		199,477	205,918
5.937%, 11/01/2011		106,566	109,747
6.046%, 05/01/2012		123,108	128,715
6.079%, 03/01/2012		76,938	80,218
6.085%, 10/01/2011		129,995	133,974
6.500%, 09/01/2031		70	77
7.000%, 06/01/2029		203	224

			5,983,218
Government National Mortgage Association - 0.10%
6.000%, 12/15/2013 to 04/15/2035		39,440	43,112
6.500%, 06/15/2028 to 08/15/2034		36,798	40,736
7.000%, 11/15/2031 to 11/15/2033		107,186	118,910
8.000%, 07/15/2030		1,965	2,165

			204,923
U.S. Department of Housing & Urban Development - 0.03%
7.498%, 08/01/2011		77,000	77,390

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $61,685,106)			$63,784,727

FOREIGN GOVERNMENT
OBLIGATIONS - 1.44%
Brazil - 1.05%
Federative Republic of Brazil
5.875%, 01/15/2019		775,000	829,250
7.125%, 01/20/2037		90,000	103,500
10.000%, 01/01/2017	BRL	2,500,000	1,278,111

			2,210,861
Hungary - 0.14%
Republic of Hungary
6.250%, 01/29/2020		$305,000	303,377
Lithuania - 0.06%
Republic of Lithuania
7.375%, 02/11/2020 (S)		115,000	118,772
Qatar - 0.19%
Government of Qatar
4.000%, 01/20/2015 (S)		380,000	389,500

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $2,619,772)			$3,022,510

CORPORATE BONDS - 51.35%
Advertising - 0.04%
Catalina Marketing Corp. PIK
10.500%, 10/01/2015 (S)		10,000	10,400
Interpublic Group of Companies, Inc.
10.000%, 07/15/2017		55,000	60,294
Sitel LLC/Sitel Finance Corp.
11.500%, 04/01/2018 (S)		10,000	9,500

			80,194
Aerospace/Defense - 0.06%
Goodrich Corp.
7.100%, 11/15/2027		115,000	131,404
Agriculture - 0.37%
Cargill, Inc.
5.600%, 09/15/2012 (S)		635,000	688,235
Lorillard Tobacco Company
6.875%, 05/01/2020		85,000	85,621

			773,856

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Airlines - 0.29%
American Airlines, Inc., Series AMB
3.857%, 07/09/2010	$15,425	$15,406
Continental Airlines, Inc., Series 05-ERJ1
9.798%, 04/01/2021	8,213	7,720
Continental Airlines, Inc., Series 071A
5.983%, 04/19/2022	29,469	29,321
Continental Airlines, Inc., Series 974A
6.900%, 01/02/2018	101,308	100,295
Continental Airlines, Inc., Series 981A
6.648%, 09/15/2017	187,178	185,306
Southwest Airlines Company, Series 07-1
6.150%, 08/01/2022	280,464	274,855

		612,903
Auto Manufacturers - 0.41%
Daimler Finance North America LLC
7.300%, 01/15/2012	540,000	584,949
8.500%, 01/18/2031	175,000	219,798
Ford Motor Company
7.450%, 07/16/2031	20,000	17,800
Navistar International Corp.
8.250%, 11/01/2021	30,000	30,000

		852,547
Auto Parts & Equipment - 0.07%
Affinia Group, Inc.
9.000%, 11/30/2014	5,000	4,988
ArvinMeritor, Inc.
8.125%, 09/15/2015	10,000	9,275
10.625%, 03/15/2018	5,000	5,125
Tenneco, Inc.
8.125%, 11/15/2015	30,000	29,925
8.625%, 11/15/2014	5,000	4,950
TRW Automotive, Inc.
7.250%, 03/15/2017 (S)	100,000	97,000

		151,263
Banks - 4.08%
American Express Centurion Bank
09/13/2017	500,000	541,860
ANZ National International, Ltd.
2.375%, 12/21/2012 (S)	260,000	261,235
Bank of Tokyo-Mitsubishi UFJ, Ltd.
7.400%, 06/15/2011	300,000	317,235
Barclays Bank PLC, (8.550% to
06/15/2011, then 3 month LIBOR
+ 3.000%)
(Q)(S)	10,000	9,400
BNP Paribas
3.250%, 03/11/2015	525,000	518,625
Credit Agricole SA/London
3.500%, 04/13/2015 (S)	615,000	601,089
First Republic Bank of San Francisco
7.750%, 09/15/2012	111,000	120,633
HSBC Bank USA NA
7.000%, 01/15/2039	250,000	274,464
HSBC USA, Inc.
9.500%, 04/15/2014	135,000	157,563
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)	520,000	496,933
NB Capital Trust IV
8.250%, 04/15/2027	85,000	82,450
NBD Bancorp
8.250%, 11/01/2024	270,000	327,946
Santander Holdings USA, Inc.
4.800%, 09/01/2010	30,000	30,200

The accompanying notes are an integral part of the financial statements.	127

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
Sovereign Bank
8.750%, 05/30/2018	$250,000	$281,101
Standard Chartered PLC
3.850%, 04/27/2015 (S)	185,000	180,584
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	550,000	546,005
US Bancorp
7.500%, 06/01/2026	750,000	797,531
Wachovia Bank NA
7.800%, 08/18/2010	350,000	354,640
Wachovia Corp.
5.750%, 06/15/2017	385,000	409,475
Wachovia Corp., MTN
5.500%, 05/01/2013	570,000	616,974
Wells Fargo & Company
4.950%, 10/16/2013	1,020,000	1,077,989
Wells Fargo & Company, Series K (7.980%
to 03/15/2018, then 3 month LIBOR
+ 3.770%)
03/19/2049	20,000	20,250
Westpac Banking Corp.
4.200%, 02/27/2015	550,000	560,712

		8,584,894
Beverages - 0.97%
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019 (S)	125,000	144,208
7.750%, 01/15/2019 (S)	400,000	474,057
Companhia de Bebidas das Americas
8.750%, 09/15/2013	365,000	428,875
Constellation Brands, Inc.
7.250%, 09/01/2016 to 05/15/2017	50,000	49,550
Dr Pepper Snapple Group, Inc.
6.820%, 05/01/2018	440,000	514,262
Molson Coors Capital Financial
4.850%, 09/22/2010	117,000	118,369
PepsiCo, Inc.
7.900%, 11/01/2018	235,000	301,032

		2,030,353
Biotechnology - 0.17%
Amgen, Inc.
6.400%, 02/01/2039	245,000	275,832
Life Technologies Corp.
6.000%, 03/01/2020	85,000	90,004

		365,836
Building Materials - 0.10%
Goodman Global Group, Inc.
zero coupon, 12/15/2014 (S)	5,000	2,975
Masco Corp.
7.125%, 03/15/2020	205,000	198,600

		201,575
Capital Markets - 2.82%
Ameriprise Financial, Inc.
5.300%, 03/15/2020	145,000	148,977
Lazard Group LLC
6.850%, 06/15/2017	650,000	669,355
Morgan Stanley
4.200%, 11/20/2014	215,000	208,171
5.550%, 04/27/2017	225,000	221,944
6.000%, 04/28/2015	350,000	360,929
6.250%, 08/28/2017	500,000	501,289
6.750%, 04/15/2011	106,000	110,380

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Capital Markets (continued)
Morgan Stanley, Series F, MTN
6.625%, 04/01/2018	$675,000	$693,145
Nomura Holdings, Inc.
5.000%, 03/04/2015	250,000	259,655
The Charles Schwab Corp.
4.950%, 06/01/2014	230,000	247,746
The Goldman Sachs Group, Inc.
5.450%, 11/01/2012	340,000	353,575
6.000%, 05/01/2014	270,000	284,872
6.150%, 04/01/2018	750,000	766,162
6.750%, 10/01/2037	905,000	847,313
7.500%, 02/15/2019	235,000	259,450

		5,932,963
Chemicals - 0.64%
Agrium, Inc.
7.125%, 05/23/2036	280,000	318,280
Ashland, Inc.
9.125%, 06/01/2017	10,000	10,950
CF Industries, Inc.
6.875%, 05/01/2018	20,000	20,025
7.125%, 05/01/2020	20,000	20,175
Cytec Industries, Inc.
4.600%, 07/01/2013	133,000	139,401
6.000%, 10/01/2015	200,000	218,293
Hexion U.S. Finance Corp.
9.750%, 11/15/2014	10,000	9,550
Momentive Performance Materials, Inc.
9.750%, 12/01/2014	10,000	9,525
Mosaic Global Holdings, Inc.
7.300%, 01/15/2028	3,000	3,328
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	575,000	594,568

		1,344,095
Coal - 0.06%
Consol Energy, Inc.
8.000%, 04/01/2017 (S)	15,000	15,244
8.250%, 04/01/2020 (S)	15,000	15,319
Peabody Energy Corp.
7.375%, 11/01/2016	100,000	103,750

		134,313
Commercial Services - 0.36%
ARAMARK Services, Inc.
8.500%, 02/01/2015	10,000	9,975
Cenveo Corp.
7.875%, 12/01/2013	5,000	4,850
Corrections Corp. of America
6.750%, 01/31/2014	100,000	99,875
Deluxe Corp.
7.375%, 06/01/2015	80,000	79,200
ERAC USA Finance Company
8.000%, 01/15/2011 (S)	534,000	553,999
Service Corp. International
7.625%, 10/01/2018	10,000	9,925

		757,824
Computers - 0.19%
Seagate Technology HDD Holdings
6.875%, 05/01/2020 (S)	30,000	28,500
Seagate Technology International
10.000%, 05/01/2014 (S)	225,000	252,281
Stream Global Services, Inc.
11.250%, 10/01/2014	10,000	10,025

The accompanying notes are an integral part of the financial statements.	128

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Computers (continued)
Unisys Corp.
12.750%, 10/15/2014 (S)	$92,000	$105,340
14.250%, 09/15/2015 (S)	7,000	8,190

		404,336
Cosmetics & Personal Care - 0.16%
Procter & Gamble
9.360%, 01/01/2021	256,143	330,791
Revlon Consumer Products Corp.
9.750%, 11/15/2015 (S)	5,000	5,088

		335,879
Diversified Financial Services - 9.61%
AGFC Capital Trust I, (6.000% to
01/15/2017, then 3 month
LIBOR +1.750%)
01/15/2067 (S)	170,000	85,000
Ally Financial, Inc.
8.000%, 11/01/2031	23,000	20,930
American Express Credit Corp.
5.125%, 08/25/2014	360,000	385,173
American General Finance Corp.
5.375%, 10/01/2012	154,000	137,830
AXA Financial, Inc.
7.000%, 04/01/2028	235,000	242,930
Bank of America Corp.
4.375%, 12/01/2010	436,000	442,884
5.420%, 03/15/2017	800,000	780,557
5.650%, 05/01/2018	125,000	125,719
5.750%, 12/01/2017	100,000	101,271
BAT International Finance PLC
9.500%, 11/15/2018 (S)	200,000	259,745
Bear Stearns Companies LLC
5.350%, 02/01/2012	80,000	84,691
6.400%, 10/02/2017	105,000	115,402
Capital One Capital IV (6.745% to
02/17/2032, then 1 month LIBOR
+ 1.170%)
02/17/2037	125,000	103,125
Capital One Financial Corp.
7.375%, 05/23/2014	115,000	130,650
CIT Group Funding Company of
Delaware LLC
10.250%, 05/01/2013 to 05/01/2017	10,020	10,272
CIT Group, Inc.
7.000%, 05/01/2013 to 05/01/2017	142,641	130,942
Citigroup Capital XXI (8.300% to
12/21/2037, then 3 month LIBOR
+ 4.170%)
12/21/2057	125,000	119,375
Citigroup, Inc.
4.875%, 05/07/2015	286,000	279,381
5.500%, 08/27/2012	900,000	937,601
6.500%, 08/19/2013	420,000	442,341
6.875%, 03/05/2038	275,000	278,554
CNG Holdings, Inc.
12.250%, 02/15/2015 (S)	10,000	9,800
Countrywide Financial Corp.
4.500%, 06/15/2010	70,000	70,087
Credit Acceptance Corp.
9.125%, 02/01/2017 (S)	5,000	5,050
Discover Financial Services
6.450%, 06/12/2017	450,000	449,350
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	350,000	335,470

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Ford Motor Credit Company LLC
7.000%, 10/01/2013	$21,000	$21,182
8.125%, 01/15/2020	100,000	100,095
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	30,000	32,700
GATX Financial Corp.
5.500%, 02/15/2012	200,000	208,737
General Electric Capital Corp.
2.000%, 09/28/2012	1,765,000	1,794,142
2.800%, 01/08/2013	1,700,000	1,717,061
4.800%, 05/01/2013	475,000	502,346
6.750%, 03/15/2032	934,000	969,767
General Electric Capital Corp., Series A
6.125%, 02/22/2011	67,000	69,415
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	205,000	211,700
HBOS PLC
6.000%, 11/01/2033 (S)	210,000	159,205
HSBC Holdings PLC
0.492%, 10/06/2016 (P)	600,000	589,253
6.800%, 06/01/2038	850,000	892,870
Iberdrola Finance Ireland, Ltd.
5.000%, 09/11/2019 (S)	425,000	408,110
International Lease Finance Corp.
5.625%, 09/15/2010	170,000	168,725
5.875%, 05/01/2013	250,000	221,250
6.375%, 03/25/2013	145,000	131,950
8.625%, 09/15/2015 (S)	10,000	9,200
International Lease Finance
Corp. Series MTN
5.650%, 06/01/2014	65,000	55,900
JPMorgan Chase & Company
3.700%, 01/20/2015	575,000	580,435
5.150%, 10/01/2015	200,000	211,112
5.375%, 10/01/2012	760,000	816,951
6.000%, 01/15/2018	555,000	599,181
JPMorgan Chase Capital XV
5.875%, 03/15/2035	567,000	497,049
LBG Capital No.1 PLC
7.875%, 11/01/2020	100,000	78,500
MassMutual Global Funding II
2.875%, 04/21/2014 (S)	118,000	119,486
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	740,000	757,662
6.875%, 04/25/2018	425,000	437,746
7.750%, 05/14/2038	135,000	139,244
Mizuho Financial Group Cayman, Ltd.
5.790%, 04/15/2014 (S)	246,000	269,299
New Communications Holdings, Inc.
8.500%, 04/15/2020 (S)	5,000	4,925
Nissan Motor Acceptance Corp.
4.500%, 01/30/2015 (S)	355,000	364,952
Principal Life Global Funding I
5.125%, 10/15/2013 (S)	225,000	234,887
6.125%, 10/15/2033 (S)	108,000	103,908
Provident Funding Associates
10.250%, 04/15/2017 (S)	40,000	39,800
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	229,000	234,267
The Bear Stearns Companies LLC
6.950%, 08/10/2012	345,000	378,896

		20,216,038

The accompanying notes are an integral part of the financial statements.	129

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric - 5.08%
Abu Dhabi National Energy Company
5.875%, 10/27/2016 (S)	$110,000	$109,697
AES Corp.
8.000%, 06/01/2020	80,000	77,600
Carolina Power & Light Company
6.500%, 07/15/2012	671,000	734,884
Commonwealth Edison Company
5.950%, 08/15/2016	125,000	140,329
6.150%, 03/15/2012	92,000	99,482
Dominion Resources, Inc.
6.400%, 06/15/2018	395,000	446,455
7.000%, 06/15/2038	215,000	249,789
Duke Energy Corp.
5.650%, 06/15/2013	600,000	658,709
Edison Mission Energy
7.750%, 06/15/2016	20,000	14,500
EDP Finance BV
4.900%, 10/01/2019 (S)	375,000	341,994
Electricite de France SA
6.500%, 01/26/2019 (S)	400,000	455,128
Enel Finance International SA
6.800%, 09/15/2037 (S)	555,000	581,771
Energy Future Holdings Corp., Series P
5.550%, 11/15/2014	26,000	18,246
Georgia Power Company
5.250%, 12/15/2015	600,000	667,834
Intergen NV
9.000%, 06/30/2017 (S)	75,000	75,000
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	475,000	520,711
Midamerican Energy Holdings Company
6.125%, 04/01/2036	250,000	260,031
Midamerican Funding LLC
6.750%, 03/01/2011	260,000	271,081
Mirant North America LLC
7.375%, 12/31/2013	20,000	20,050
Nevada Power Company
6.500%, 08/01/2018	225,000	253,749
New York State Electric & Gas Corp.
5.750%, 05/01/2023	74,000	74,647
NiSource Finance Corp.
6.400%, 03/15/2018	200,000	216,907
Northern States Power Company
6.250%, 06/01/2036	125,000	141,231
6.500%, 03/01/2028	67,000	75,158
NRG Energy, Inc.
7.250%, 02/01/2014	10,000	9,875
7.375%, 01/15/2017	35,000	33,250
Ohio Edison Company
6.875%, 07/15/2036	230,000	255,640
Old Dominion Electric Cooperative
6.250%, 06/01/2011	141,000	147,430
Oncor Electric Delivery Company
7.500%, 09/01/2038	205,000	247,471
PacifiCorp
6.350%, 07/15/2038	110,000	124,635
Potomac Electric Power Company
6.500%, 11/15/2037	250,000	286,285
PPL Electric Utilities Corp.
6.250%, 05/15/2039	80,000	88,738
PSEG Power LLC
8.625%, 04/15/2031	154,000	199,054
Puget Sound Energy, Inc.
5.757%, 10/01/2039	365,000	366,772
7.000%, 03/09/2029	54,000	62,864

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
RRI Energy, Inc.
6.750%, 12/15/2014	$8,000	$8,040
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	225,000	249,291
Southern California Edison Company
6.000%, 01/15/2034	326,000	355,495
Union Electric Company
6.400%, 06/15/2017	850,000	940,873
Wisconsin Energy Corp.
6.200%, 04/01/2033	138,000	149,104
Wisconsin Power and Light Company
5.000%, 07/15/2019	425,000	442,243
Xcel Energy, Inc.
4.700%, 05/15/2020	215,000	217,158

		10,689,201
Electronics - 0.19%
Avnet, Inc.
6.625%, 09/15/2016	245,000	268,198
Thermo Fisher Scientific, Inc.
3.200%, 05/01/2015	125,000	127,070

		395,268
Entertainment - 0.04%
AMC Entertainment, Inc.
8.750%, 06/01/2019	10,000	10,100
11.000%, 02/01/2016	15,000	15,375
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)	20,000	3,600
Peninsula Gaming LLC
8.375%, 08/15/2015	5,000	5,025
10.750%, 08/15/2017	5,000	4,925
Penn National Gaming, Inc.
8.750%, 08/15/2019 (S)	30,000	30,450
Scientific Games International, Inc.
9.250%, 06/15/2019	5,000	5,163
Seneca Gaming Corp.
7.250%, 05/01/2012	10,000	9,825
Yonkers Racing Corp.
11.375%, 07/15/2016 (S)	5,000	5,350

		89,813
Environmental Control - 0.40%
Republic Services, Inc.
5.250%, 11/15/2021 (S)	160,000	163,408
5.500%, 09/15/2019 (S)	445,000	469,683
Waste Management, Inc.
6.375%, 03/11/2015	190,000	217,214

		850,305
Food - 1.62%
ConAgra Foods, Inc.
5.819%, 06/15/2017	74,000	81,960
6.750%, 09/15/2011	5,000	5,339
General Mills, Inc.
5.200%, 03/17/2015	190,000	211,196
5.250%, 08/15/2013	440,000	484,197
5.650%, 02/15/2019	105,000	116,396
Kellogg Company
4.450%, 05/30/2016	400,000	429,966
Kraft Foods, Inc.
4.125%, 02/09/2016	305,000	314,905
6.125%, 02/01/2018	150,000	165,587
6.500%, 11/01/2031	266,000	280,244
6.875%, 02/01/2038	250,000	277,507

The accompanying notes are an integral part of the financial statements.	130

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Food (continued)
Smithfield Foods, Inc.
7.750%, 07/01/2017	$5,000	$4,700
10.000%, 07/15/2014 (S)	45,000	48,178
Smithfield Foods, Inc., Series B
7.750%, 05/15/2013	10,000	9,750
SUPERVALU, Inc.
8.000%, 05/01/2016	50,000	49,250
The Kroger Company
6.750%, 04/15/2012	719,000	782,670
Tyson Foods, Inc.
7.850%, 04/01/2016	125,000	134,063
10.500%, 03/01/2014	5,000	5,875

		3,401,783
Forest Products & Paper - 0.21%
Georgia-Pacific LLC
7.125%, 01/15/2017 (S)	30,000	29,850
International Paper Company
7.300%, 11/15/2039	160,000	170,754
MeadWestvaco Corp.
7.375%, 09/01/2019	150,000	159,579
Neenah Paper, Inc.
7.375%, 11/15/2014	10,000	9,775
Weyerhaeuser Company
7.375%, 10/01/2019	35,000	37,020
7.950%, 03/15/2025	40,000	41,002

		447,980
Gas - 0.35%
Atmos Energy Corp.
6.350%, 06/15/2017	100,000	110,710
CenterPoint Energy, Inc.
6.500%, 05/01/2018	560,000	619,965

		730,675
Healthcare Products - 0.09%
Biomet, Inc.
10.000%, 10/15/2017	5,000	5,288
Boston Scientific Corp.
6.000%, 01/15/2020	160,000	154,880
Inverness Medical Innovations, Inc.
9.000%, 05/15/2016	10,000	9,850
Universal Hospital Services, Inc., PIK
8.500%, 06/01/2015	10,000	9,600

		179,618
Healthcare Services - 0.99%
Community Health Systems, Inc.
8.875%, 07/15/2015	10,000	10,238
Express Scripts, Inc.
6.250%, 06/15/2014	235,000	263,618
7.500%, 02/15/2019	30,000	36,417
HCA, Inc.
6.375%, 01/15/2015	5,000	4,588
8.500%, 04/15/2019 (S)	105,000	109,725
HCA, Inc., PIK
9.625%, 11/15/2016	21,000	22,103
Quest Diagnostics, Inc.
5.450%, 11/01/2015	275,000	303,229
6.950%, 07/01/2037	390,000	444,426
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	475,000	536,998
Tenet Healthcare Corp.
8.875%, 07/01/2019 (S)	80,000	83,900

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Services (continued)
WellPoint, Inc.
7.000%, 02/15/2019	$220,000	$256,627

		2,071,869
Home Builders - 0.12%
D.R. Horton, Inc.
7.875%, 08/15/2011	250,000	262,500
Household Products - 0.00%
ACCO Brands Corp.
7.625%, 08/15/2015	5,000	4,650
Housewares - 0.05%
Newell Rubbermaid, Inc.
5.500%, 04/15/2013	100,000	106,743
Insurance - 2.77%
ACE Capital Trust II
9.700%, 04/01/2030	248,000	291,013
ACE INA Holdings, Inc.
5.700%, 02/15/2017	100,000	108,662
5.875%, 06/15/2014	125,000	138,340
AIG Retirement Services, Inc.
8.125%, 04/28/2023	135,000	136,841
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (S)	100,000	91,500
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	245,000	266,421
AXA Equitable Life Insurance
7.700%, 12/01/2015 (S)	250,000	274,339
Everest Reinsurance Holdings, Inc.,
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.2385%)
05/15/2037	495,000	405,900
Fidelity National Title Group, Inc.
7.300%, 08/15/2011	26,000	26,893
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	40,000	36,400
Jackson National Life Insurance Company
8.150%, 03/15/2027 (S)	377,000	387,663
Liberty Mutual Group, Inc.
5.750%, 03/15/2014 (S)	50,000	51,592
Liberty Mutual Insurance Company
7.697%, 10/15/2097 (S)	925,000	816,397
Metlife, Inc.
5.375%, 12/15/2012	150,000	160,783
Metropolitan Life Global Funding I
5.125%, 04/10/2013 (S)	335,000	361,325
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	260,000	267,429
Navigators Group, Inc.
7.000%, 05/01/2016	59,000	59,802
Ohio National Life Insurance Company
8.500%, 05/15/2026 (S)	155,000	149,860
Prudential Financial, Inc.
4.750%, 09/17/2015	400,000	411,286
Prudential Financial, Inc., MTN, Series D
5.150%, 01/15/2013	355,000	375,228
Reinsurance Group of America, Inc.
6.750%, 12/15/2011	135,000	143,514
Unitrin, Inc.
6.000%, 05/15/2017	350,000	342,886
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	125,000	134,577

The accompanying notes are an integral part of the financial statements.	131

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
W.R. Berkley Corp.
5.125%, 09/30/2010	$54,000	$54,314
5.600%, 05/15/2015	313,000	322,891

		5,815,856
Internet - 0.03%
Equinix, Inc.
8.125%, 03/01/2018	30,000	30,450
NetFlix, Inc.
8.500%, 11/15/2017	30,000	30,975
Terremark Worldwide, Inc.
12.250%, 06/15/2017 (S)	5,000	5,675

		67,100
Iron & Steel - 0.32%
ArcelorMittal
5.375%, 06/01/2013	150,000	156,446
6.125%, 06/01/2018	500,000	507,309

		663,755
Leisure Time - 0.01%
Easton-Bell Sports, Inc.
9.750%, 12/01/2016 (S)	5,000	5,163
Royal Caribbean Cruises, Ltd.
11.875%, 07/15/2015	5,000	5,675

		10,838
Lodging - 0.02%
Harrah’s Operating Company, Inc.
11.250%, 06/01/2017	5,000	5,238
Wynn Las Vegas LLC
6.625%, 12/01/2014	34,000	33,660

		38,898
Machinery-Diversified - 0.02%
Case New Holland, Inc.
7.125%, 03/01/2014	10,000	10,000
CNH America LLC
7.250%, 01/15/2016	30,000	30,150
CPM Holdings, Inc.
10.625%, 09/01/2014 (S)	10,000	10,663

		50,813
Media - 4.53%
British Sky Broadcasting Group PLC
5.625%, 10/15/2015 (S)	131,000	145,413
CBS Corp.
5.750%, 04/15/2020	15,000	15,315
6.625%, 05/15/2011	17,000	17,695
8.200%, 05/15/2014	335,000	391,968
CCO Holdings LLC / CCO Holdings
Capital Corp.
7.875%, 04/30/2018 (S)	5,000	4,906
8.125%, 04/30/2020 (S)	5,000	4,950
Clear Channel Worldwide Holdings,
Inc., Series B
9.250%, 12/15/2017 (S)	5,000	5,088
Comcast Corp.
5.700%, 05/15/2018 to 07/01/2019	625,000	672,887
5.850%, 11/15/2015	600,000	670,154
COX Communications, Inc.
5.875%, 12/01/2016 (S)	350,000	384,001
7.125%, 10/01/2012	458,000	509,802
CSC Holdings, Inc.
7.625%, 07/15/2018	116,000	117,160
DirecTV Holdings LLC
4.750%, 10/01/2014	220,000	232,794

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Media (continued)
Discovery Communications LLC
5.050%, 06/01/2020	$215,000	$214,834
Grupo Televisa SA
6.625%, 01/15/2040	315,000	315,336
Liberty Media Corp.
8.250%, 02/01/2030	72,000	66,600
LIN Television Corp.
8.375%, 04/15/2018 (S)	10,000	9,875
Mediacom Broadband LLC
8.500%, 10/15/2015	27,000	26,798
NBC Universal, Inc.
5.150%, 04/30/2020 (S)	620,000	632,999
News America Holdings, Inc.
7.750%, 01/20/2024	453,000	543,270
9.250%, 02/01/2013	109,000	126,930
News America, Inc.
5.650%, 08/15/2020	55,000	59,562
6.900%, 03/01/2019	100,000	116,645
Nielsen Finance LLC (Zero Coupon Steps
up to 12.500% on 08/01/2011)
08/01/2016	5,000	4,625
Quebecor Media, Inc.
7.750%, 03/15/2016	20,000	19,251
Rogers Communications, Inc.
6.250%, 06/15/2013	130,000	144,066
Scholastic Corp.
5.000%, 04/15/2013	35,000	34,125
TCI Communications, Inc.
7.875%, 02/15/2026	150,000	174,621
8.750%, 08/01/2015	183,000	223,266
Thomson Reuters Corp.
4.700%, 10/15/2019	575,000	590,186
Time Warner Cable, Inc.
5.000%, 02/01/2020	30,000	29,946
5.850%, 05/01/2017	815,000	885,590
6.550%, 05/01/2037	150,000	156,376
6.750%, 06/15/2039	70,000	75,232
8.250%, 02/14/2014	140,000	163,998
Time Warner Companies, Inc.
7.250%, 10/15/2017	60,000	69,986
Time Warner, Inc.
7.700%, 05/01/2032	602,000	697,243
Viacom, Inc.
6.125%, 10/05/2017	600,000	669,330
6.250%, 04/30/2016	252,000	282,887
Videotron Ltee
9.125%, 04/15/2018	25,000	26,750

		9,532,460
Mining - 0.46%
Corporacion Nacional Del Cobre de Chile
6.375%, 11/30/2012 (S)	165,000	179,313
Novelis, Inc.
7.250%, 02/15/2015	3,000	2,812
Rio Tinto Alcan, Inc.
6.450%, 03/15/2011	59,000	60,836
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	425,000	469,971
Vale Inco, Ltd.
5.700%, 10/15/2015	233,000	246,091

		959,023
Miscellaneous Manufacturers - 0.55%
Bombardier, Inc.
7.500%, 03/15/2018 (S)	10,000	10,100

The accompanying notes are an integral part of the financial statements.	132

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturers (continued)
Bombardier, Inc. (continued)
7.750%, 03/15/2020 (S)	$40,000	$40,500
General Electric Company
5.250%, 12/06/2017	735,000	786,801
Harland Clarke Holdings Corp.
9.500%, 05/15/2015	10,000	8,925
SPX Corp.
7.625%, 12/15/2014	10,000	10,175
Textron, Inc.
7.250%, 10/01/2019	200,000	222,109
Tyco International Finance SA
6.750%, 02/15/2011	85,000	88,175

		1,166,785
Office & Business Equipment - 0.29%
Xerox Corp.
6.400%, 03/15/2016	365,000	408,485
8.250%, 05/15/2014	170,000	198,070

		606,555
Oil & Gas - 1.30%
Antero Resources Finance Corp.
9.375%, 12/01/2017 (S)	5,000	4,900
Burlington Resources Finance Company
7.400%, 12/01/2031	309,000	381,588
Canadian Natural Resources, Ltd.
5.150%, 02/01/2013	150,000	160,600
Chesapeake Energy Corp.
6.500%, 08/15/2017	20,000	19,450
6.625%, 01/15/2016	97,000	97,242
6.875%, 11/15/2020	40,000	39,600
7.625%, 07/15/2013	10,000	10,375
ConocoPhillips
4.600%, 01/15/2015	330,000	357,035
EnCana Corp.
5.900%, 12/01/2017	450,000	498,659
Marathon Oil Corp.
6.500%, 02/15/2014	255,000	286,756
Motiva Enterprises LLC
5.200%, 09/15/2012 (S)	148,000	158,128
Newfield Exploration Company
6.625%, 04/15/2016	10,000	9,950
7.125%, 05/15/2018	30,000	29,625
Nexen, Inc.
7.500%, 07/30/2039	40,000	45,127
Petroleum Export, Ltd.
5.265%, 06/15/2011 (S)	47,131	45,473
Pioneer Natural Resources Company
6.650%, 03/15/2017	85,000	82,738
6.875%, 05/01/2018	15,000	14,621
Plains Exploration & Production Company
7.750%, 06/15/2015	10,000	9,738
Pride International, Inc.
7.375%, 07/15/2014	5,000	5,100
Range Resources Corp.
7.500%, 05/15/2016 to 10/01/2017	35,000	35,150
SandRidge Energy, Inc.
8.000%, 06/01/2018 (S)	5,000	4,475
Tesoro Corp.
9.750%, 06/01/2019	25,000	25,563
Valero Energy Corp.
4.500%, 02/01/2015	70,000	71,196
8.750%, 06/15/2030	162,000	188,412

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
XTO Energy, Inc.
6.750%, 08/01/2037	$120,000	$142,545

		2,724,046
Oil & Gas Services - 0.14%
Aquilex Holdings LLC
11.125%, 12/15/2016 (S)	5,000	5,000
Basic Energy Services, Inc.
11.625%, 08/01/2014	40,000	43,400
Halliburton Company
5.500%, 10/15/2010	192,000	195,222
Hornbeck Offshore Services, Inc.
8.000%, 09/01/2017	45,000	44,100

		287,722
Packaging & Containers - 0.19%
Ball Corp.
6.750%, 09/15/2020	65,000	63,213
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	55,000	55,963
Pactiv Corp.
5.875%, 07/15/2012	135,000	138,576
Rock-Tenn Company
9.250%, 03/15/2016	15,000	15,863
Temple-Inland, Inc.
6.875%, 01/15/2018	125,000	128,230

		401,845
Pharmaceuticals - 1.09%
AmerisourceBergen Corp.
5.875%, 09/15/2015	670,000	742,625
BioScrip, Inc.
10.250%, 10/01/2015 (S)	5,000	4,875
Medco Health Solutions, Inc.
7.125%, 03/15/2018	190,000	222,501
Merck & Company, Inc.
4.000%, 06/30/2015	425,000	452,423
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	320,000	351,523
Omnicare, Inc.
6.875%, 12/15/2015	5,000	4,938
Pfizer, Inc.
6.200%, 03/15/2019	450,000	522,683

		2,301,568
Pipelines - 1.45%
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	125,000	136,416
Dynegy Holdings, Inc.
7.125%, 05/15/2018	15,000	10,800
El Paso Corp.
7.000%, 06/15/2017	85,000	83,026
El Paso Natural Gas Company
5.950%, 04/15/2017	25,000	26,145
Enterprise Products Operating LLC
5.250%, 01/31/2020	365,000	366,345
Kinder Morgan Energy Partners LP
5.800%, 03/01/2021	40,000	40,927
6.500%, 09/01/2039	300,000	291,934
6.850%, 02/15/2020	530,000	585,274
7.125%, 03/15/2012	208,000	224,690
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	675,000	691,619
Plains All American Pipeline LP
5.750%, 01/15/2020	220,000	224,544

The accompanying notes are an integral part of the financial statements.	133

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pipelines (continued)
TransCanada Pipelines, Ltd.
7.625%, 01/15/2039	$310,000	$368,708

		3,050,428
Real Estate - 2.51%
AMB Property LP
7.500%, 06/30/2018	106,000	118,595
AvalonBay Communities, Inc.
5.500%, 01/15/2012	79,000	83,193
Brandywine Operating Partnership
5.700%, 05/01/2017	335,000	330,631
Dupont Fabros Technology LP
8.500%, 12/15/2017 (S)	55,000	55,550
Equity One, Inc.
6.000%, 09/15/2017	235,000	234,848
Federal Realty Investment Trust
5.650%, 06/01/2016	55,000	57,752
Health Care Property, Inc.
5.650%, 12/15/2013	200,000	210,170
5.950%, 09/15/2011	150,000	156,179
6.000%, 03/01/2015	175,000	184,862
7.072%, 06/08/2015	67,000	73,818
Healthcare Realty Trust, Inc.
8.125%, 05/01/2011	377,000	396,518
Host Hotels & Resorts LP
6.375%, 03/15/2015	30,000	29,325
Kimco Realty Corp.
5.584%, 11/23/2015	125,000	133,981
6.875%, 10/01/2019	300,000	332,977
Liberty Property LP
6.625%, 10/01/2017	100,000	105,493
7.250%, 03/15/2011	195,000	201,881
Realty Income Corp.
6.750%, 08/15/2019	550,000	594,933
Regency Centers LP
7.950%, 01/15/2011	319,000	329,457
Simon Property Group LP
5.300%, 05/30/2013	450,000	482,696
6.100%, 05/01/2016	150,000	164,462
United Dominion Realty Trust, Inc.
6.050%, 06/01/2013	200,000	211,583
Ventas Realty LP
6.625%, 10/15/2014	95,000	95,475
WEA Finance LLC
5.400%, 10/01/2012 (S)	250,000	265,068
7.125%, 04/15/2018 (S)	250,000	277,271
7.500%, 06/02/2014 (S)	130,000	147,600

		5,274,318
Retail - 0.81%
CVS Pass-Through Trust
5.880%, 01/10/2028	325,241	330,110
6.943%, 01/10/2030	47,573	51,481
HSN, Inc.
11.250%, 08/01/2016	5,000	5,525
Limited Brands, Inc.
7.000%, 05/01/2020	40,000	39,800
Macy’s Retail Holdings, Inc.
5.875%, 01/15/2013	494,000	506,350
5.900%, 12/01/2016	65,000	65,163
6.900%, 04/01/2029	156,000	148,590
Phillips-Van Heusen Corp.
7.375%, 05/15/2020	10,000	10,050
QVC, Inc.
7.500%, 10/01/2019 (S)	30,000	29,250

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail (continued)
Rite Aid Corp.
10.375%, 07/15/2016	$15,000	$15,300
Sonic Automotive, Inc.
9.000%, 03/15/2018	5,000	5,038
Staples, Inc.
9.750%, 01/15/2014	395,000	483,743
The Neiman Marcus Group, Inc., PIK
9.000%, 10/15/2015	10,000	9,763

		1,700,163
Semiconductors - 0.01%
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	15,000	13,538
Software - 0.40%
First Data Corp.
9.875%, 09/24/2015	15,000	12,225
First Data Corp., PIK
10.550%, 09/24/2015	16,623	12,841
Fiserv, Inc.
6.125%, 11/20/2012	200,000	218,804
Intuit, Inc.
5.400%, 03/15/2012	75,000	80,039
Mantech International Corp.
7.250%, 04/15/2018 (S)	20,000	20,050
Oracle Corp.
6.125%, 07/08/2039	450,000	499,702

		843,661
Telecommunications - 3.97%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	148,000	166,689
AT&T Mobility LLC
7.125%, 12/15/2031	67,000	75,849
AT&T Wireless Services, Inc.
8.125%, 05/01/2012	56,000	62,896
8.750%, 03/01/2031	397,000	527,127
AT&T, Inc.
5.500%, 02/01/2018	180,000	195,146
5.625%, 06/15/2016	360,000	398,884
6.300%, 01/15/2038	675,000	702,845
Bellsouth Corp.
4.750%, 11/15/2012	302,000	322,813
British Telecommunications PLC
5.150%, 01/15/2013	350,000	365,269
9.125%, 12/15/2010	156,000	162,480
Cincinnati Bell, Inc.
8.250%, 10/15/2017	30,000	28,275
8.750%, 03/15/2018	10,000	9,250
Cingular Wireless Services, Inc.
7.875%, 03/01/2011	94,000	98,658
Cricket Communications, Inc.
7.750%, 05/15/2016	45,000	45,675
9.375%, 11/01/2014	5,000	5,038
France Telecom SA
4.375%, 07/08/2014	200,000	213,179
Frontier Communications Corp.
7.125%, 03/15/2019	45,000	41,400
GCI, Inc.
7.250%, 02/15/2014	15,000	14,700
Intelsat Jackson Holdings, Ltd.
8.500%, 11/01/2019 (S)	5,000	4,975
Intelsat Subsidiary Holding Company, Ltd.
8.875%, 01/15/2015 (S)	25,000	25,125
MetroPCS Wireless, Inc.
9.250%, 11/01/2014	10,000	10,200

The accompanying notes are an integral part of the financial statements.	134

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Qwest Communications International, Inc.
8.000%, 10/01/2015 (S)	$30,000	$30,075
Qwest Corp.
7.500%, 10/01/2014	15,000	15,788
8.375%, 05/01/2016	180,000	195,300
Rogers Communications, Inc.
9.625%, 05/01/2011	27,000	28,912
SBA Telecommunications, Inc.
8.250%, 08/15/2019 (S)	30,000	31,275
SBC Communications, Inc.
5.875%, 08/15/2012	150,000	163,432
Sorenson Communications, Inc.
10.500%, 02/01/2015 (S)	15,000	9,900
Sprint Capital Corp.
6.900%, 05/01/2019	35,000	31,631
Sprint Nextel Corp.
6.000%, 12/01/2016	5,000	4,450
Telecom Italia Capital SA
5.250%, 11/15/2013	325,000	338,048
6.000%, 09/30/2034	146,000	123,480
6.200%, 07/18/2011	675,000	702,443
Telefonica Emisiones SAU
5.134%, 04/27/2020	150,000	144,701
7.045%, 06/20/2036	275,000	292,895
Verizon Communications, Inc.
5.550%, 02/15/2016	570,000	629,380
6.400%, 02/15/2038	365,000	386,506
6.900%, 04/15/2038	275,000	307,796
8.750%, 11/01/2021	285,000	368,280
Verizon Wireless Capital LLC
5.550%, 02/01/2014	595,000	657,740
Vodafone Group PLC
5.450%, 06/10/2019	350,000	367,722
Windstream Corp.
7.875%, 11/01/2017	40,000	37,700

		8,343,927
Tobacco - 0.92%
Alliance One International, Inc.
10.000%, 07/15/2016 (S)	10,000	10,200
Altria Group, Inc.
9.250%, 08/06/2019	125,000	148,266
9.700%, 11/10/2018	395,000	478,930
10.200%, 02/06/2039	200,000	258,306
Philip Morris International, Inc.
5.650%, 05/16/2018	800,000	869,666
Reynolds American, Inc.
7.250%, 06/01/2013	150,000	165,875

		1,931,243
Transportation - 0.02%
Marquette Transportation Finance
10.875%, 01/15/2017 (S)	5,000	4,925
Navios Maritime Holdings, Inc.
8.875%, 11/01/2017 (S)	40,000	40,400

		45,325

TOTAL CORPORATE BONDS (Cost $101,678,969)		$107,970,545

CONVERTIBLE BONDS - 0.02%
Airlines - 0.00%
Continental Airlines, Inc.
4.500%, 01/15/2015	5,000	6,188

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Auto Manufacturers - 0.00%
Ford Motor Company
4.250%, 11/15/2016	$5,000	$7,025
Biotechnology - 0.00%
Amylin Pharmaceuticals, Inc.
3.000%, 06/15/2014	5,000	4,113
Commercial Services - 0.01%
Dollar Financial Corp.
3.000%, 04/01/2028	10,000	9,238
Telecommunications - 0.01%
Leap Wireless International, Inc.
4.500%, 07/15/2014	10,000	8,388

TOTAL CONVERTIBLE BONDS (Cost $30,922)		$34,952

MUNICIPAL BONDS - 2.76%
California - 0.80%
Bay Area Toll Authority
6.263%, 04/01/2049	475,000	510,231
Irvine Ranch Water District Joint
Powers Agency
2.605%, 03/15/2014	455,000	462,353
Los Angeles Unified School District
5.750%, 07/01/2034	425,000	409,432
University of California
5.770%, 05/15/2043	290,000	290,418

		1,672,434
Florida - 0.07%
Miami Beach Florida
Redevelopment Agency
8.950%, 12/01/2022	135,000	151,419
Illinois - 0.46%
Chicago Illinois O’Hare
International Airport
6.845%, 01/01/2038	500,000	528,200
Illinois State Toll Highway Authority
6.184%, 01/01/2034	415,000	441,137

		969,337
Indiana - 0.01%
Indiana Bond Bank Revenue
5.020%, 01/15/2016	15,000	16,257
Maryland - 0.08%
Maryland State Transportation Authority
5.840%, 07/01/2011	40,000	42,124
5.888%, 07/01/2043	125,000	135,577

		177,701
Massachusetts - 0.20%
Massachusetts School Building Authority
5.715%, 08/15/2039	400,000	422,440
Missouri - 0.21%
Curators University Missouri System
Facilities Revenue
5.960%, 11/01/2039	400,000	434,060
New Jersey - 0.23%
Jersey City Municipal Utilities Authority
4.550%, 05/15/2012	20,000	20,385
New Jersey State Turnpike Authority
7.414%, 01/01/2040	380,000	463,741

		484,126

The accompanying notes are an integral part of the financial statements.	135

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
New York - 0.43%
New York State Thruway Authority
5.883%, 04/01/2030	$590,000	$635,117
Port Authority of New York & New Jersey
6.040%, 12/01/2029	180,000	198,160
Sales Tax Asset Receivable Corp., Series B
4.250%, 10/15/2011	65,000	67,848

		901,125
Texas - 0.27%
North Texas Tollway Authority
6.718%, 01/01/2049	535,000	577,436

TOTAL MUNICIPAL BONDS (Cost $5,481,172)		$5,806,335

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.80%
American Tower Trust,
Series 2007-1A, Class AFX
5.420%, 04/15/2037 (S)	300,000	319,823
Banc of America Commercial
Mortgage, Series 2002-PB2,Class A4
6.186%, 06/11/2035	402,758	424,507
Bear Stearns Commercial
Mortgage Securities
Series 2003-T12, Class A4,
4.680%, 08/13/2039 (P)	405,797	425,187
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	560,000	568,535
Series 2005-T20, Class A4A,
5.149%, 10/12/2042 (P)	575,000	602,836
Series 2006-PW 14, Class A4,
5.201%, 12/11/2038	860,000	855,794
Series 2007-T28, Class A4,
5.742%, 09/11/2042 (P)	145,000	148,669
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2005-CD1, Class A4,
5.223%, 07/15/2044 (P)	500,000	519,913
Series 2007-CD4, Class A4,
5.322%, 12/11/2049	750,000	709,947
Commercial Mortgage Asset Trust,
Series 1999-C1, Class A3
6.640%, 01/17/2032	61,717	61,772
Commercial Mortgage Pass Through
Certificates, Series 2005-C6, Class A5A
5.116%, 06/10/2044 (P)	500,000	514,480
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3,
5.467%, 09/15/2039	1,000,000	971,431
Series 2006-C1, Class A4,
5.548%, 02/15/2039 (P)	1,000,000	1,034,063
CS First Boston Mortgage Securities Corp,
Series 2003-C3, Class A5
3.936%, 05/15/2038	500,000	513,211
Federal Home Loan Mortgage Corp.,
Series 2895, Class EK
4.000%, 11/15/2019	135,265	141,378
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	89,275	97,709
Government National Mortgage
Association, Series 2006-38,
Class XS IO
6.913%, 09/16/2035	56,128	6,339

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	$1,000,000	$995,034
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	315,000	316,003
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	940,000	960,440
LB-UBS Commercial Mortgage Trust,
Series 2001-C7, Class A3
5.642%, 12/15/2025	37,198	37,874
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A4,
5.047%, 07/12/2038 (P)	1,000,000	1,027,355
Series 2006-C1, Class A4,
5.655%, 05/12/2039 (P)	500,000	511,112
Morgan Stanley Capital I
Series 2005-T17, Class A5,
4.780%, 12/13/2041	500,000	515,764
Series 2007-T27, Class A4,
5.649%, 06/11/2042 (P)	1,000,000	1,026,384
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2,
5.980%, 01/15/2039	40,579	42,741
Series 2001, Class A4,
6.390%, 07/15/2033	102,264	105,972
Prudential Commercial Mortgage Trust
Series 2003-PWR1, Class A1,
3.669%, 02/11/2036	105,253	105,850
Series 2003-PWR1, Class A2,
4.493%, 02/11/2036	405,797	421,299
Wachovia Bank Commercial Mortgage
Trust, Series 2005-C20, Class A7
5.118%, 07/15/2042 (P)	310,000	319,514

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $13,828,718)		$14,300,936

ASSET BACKED SECURITIES - 0.55%
Avis Budget Car Funding AESOP LLC,
Series 2009-2A, Class A
5.680%, 02/20/2014 (S)	430,000	456,033
Chase Issuance Trust,
Series 2008-A4, Class A4
4.650%, 03/15/2015	345,000	371,294
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261%, 04/25/2037 (S)	300,000	279,742
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.530%, 06/01/2015	47,835	51,669

TOTAL ASSET BACKED SECURITIES (Cost $1,125,864)		$1,158,738

PREFERRED STOCKS - 0.01%
Diversified Financials - 0.01%
BAC Capital Trust XI 6.625%	15,000	12,952
BAC Capital Trust XIV 5.630%	10,000	6,900

		19,852

TOTAL PREFERRED STOCKS (Cost $14,012)		$19,852

The accompanying notes are an integral part of the financial statements.	136

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 5.90%
Repurchase Agreement - 5.90%
Bank of New York Tri-Party Repurchase
Agreement date 05/28/2010 at 0.200% to
be repurchased at $12,400,276 on
06/01/2010, collateralized by
$20,130,737 Federal National Mortgage
Association, 7.000% due 10/01/2038
(valued at $12,648,000,
including interest)	$12,400,000	$12,400,000

TOTAL SHORT-TERM INVESTMENTS (Cost $12,400,000)		$12,400,000

Total Investments (Investment Quality Bond Fund)
(Cost $198,864,535) - 99.16%		$208,498,595
Other assets and liabilities, net - 0.84%		1,763,591

TOTAL NET ASSETS - 100.00%		$210,262,186

Large Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.39%
Consumer Discretionary - 14.24%
Auto Components - 1.01%
BorgWarner, Inc. (I)(L)	71,838	$2,676,684
Diversified Consumer Services - 1.33%
Apollo Group, Inc., Class A (I)	32,100	1,706,436
H&R Block, Inc.	114,400	1,839,552

		3,545,988
Hotels, Restaurants & Leisure - 1.53%
Carnival Corp.	112,399	4,072,216
Household Durables - 2.06%
Fortune Brands, Inc.	115,200	5,466,240
Media - 6.12%
Comcast Corp., Class A	358,800	6,490,692
The Interpublic Group of Companies, Inc. (I)	356,900	2,980,115
Time Warner, Inc.	104,300	3,232,257
Viacom, Inc., Class B	106,000	3,562,660

		16,265,724
Specialty Retail - 2.19%
GameStop Corp., Class A (I)(L)	83,300	1,898,407
Lowe’s Companies, Inc.	158,500	3,922,875

		5,821,282

		37,848,134
Consumer Staples - 6.42%
Beverages - 2.06%
PepsiCo, Inc.	87,300	5,490,297
Food & Staples Retailing - 0.99%
The Kroger Company	130,200	2,620,926
Household Products - 1.95%
The Procter & Gamble Company	84,800	5,180,432
Personal Products - 1.42%
Avon Products, Inc.	142,500	3,774,825

		17,066,480
Energy - 10.55%
Energy Equipment & Services - 1.81%
Baker Hughes, Inc.	89,400	3,409,716

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Noble Corp. (I)	48,500	$1,409,895

		4,819,611
Oil, Gas & Consumable Fuels - 8.74%
Chevron Corp.	33,400	2,467,258
EOG Resources, Inc.	22,300	2,337,932
Exxon Mobil Corp. (L)	116,800	7,061,728
Hess Corp.	54,500	2,899,400
Marathon Oil Corp.	94,900	2,950,441
Peabody Energy Corp.	49,800	1,940,208
Ultra Petroleum Corp. (I)	77,600	3,571,152

		23,228,119

		28,047,730
Financials - 13.63%
Capital Markets - 1.98%
The Bank of New York Mellon Corp.	116,168	3,159,770
The Goldman Sachs Group, Inc.	14,500	2,091,770

		5,251,540
Commercial Banks - 2.62%
Wells Fargo & Company	242,578	6,959,563
Diversified Financial Services - 5.30%
Bank of America Corp.	406,100	6,392,014
JPMorgan Chase & Company	194,400	7,694,352

		14,086,366
Insurance - 3.73%
ACE, Ltd.	44,000	2,163,040
Aflac, Inc.	86,600	3,836,380
Principal Financial Group, Inc.	144,000	3,915,360

		9,914,780

		36,212,249
Health Care - 13.40%
Biotechnology - 2.19%
Amgen, Inc. (I)	54,200	2,806,476
Genzyme Corp. (I)	61,802	3,006,667

		5,813,143
Health Care Equipment & Supplies - 4.28%
Baxter International, Inc.	55,900	2,360,657
Boston Scientific Corp. (I)	204,200	1,235,410
Covidien PLC	106,400	4,510,296
Medtronic, Inc.	83,634	3,276,780

		11,383,143
Health Care Providers & Services - 1.75%
UnitedHealth Group, Inc.	97,400	2,831,418
WellPoint, Inc. (I)	35,200	1,805,760

		4,637,178
Pharmaceuticals - 5.18%
Allergan, Inc.	67,726	4,076,428
Johnson & Johnson	100,400	5,853,320
Merck & Company, Inc.	113,900	3,837,291

		13,767,039

		35,600,503
Industrials - 11.21%
Aerospace & Defense - 3.14%
General Dynamics Corp.	83,500	5,669,650
Raytheon Company	50,900	2,667,669

		8,337,319

The accompanying notes are an integral part of the financial statements.	137

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics - 1.80%
FedEx Corp.	57,183	$4,774,209
Airlines - 0.96%
Southwest Airlines Company	206,000	2,562,640
Machinery - 4.37%
Illinois Tool Works, Inc.	105,848	4,914,523
PACCAR, Inc. (L)	101,300	4,153,300
Pall Corp.	74,400	2,533,320

		11,601,143
Road & Rail - 0.94%
Ryder Systems, Inc.	55,700	2,503,158

		29,778,469
Information Technology - 18.17%
Communications Equipment - 1.36%
QUALCOMM, Inc.	101,400	3,605,784
Computers & Peripherals - 5.57%
Apple, Inc. (I)	29,900	7,689,084
Hewlett-Packard Company	110,400	5,079,504
Seagate Technology (I)	132,800	2,039,808

		14,808,396
IT Services - 0.45%
Visa, Inc., Class A (L)	16,500	1,195,590
Semiconductors & Semiconductor Equipment - 3.69%
Applied Materials, Inc.	132,500	1,710,575
Broadcom Corp., Class A	75,700	2,613,164
Intersil Corp., Class A	89,000	1,184,590
Marvell Technology Group, Ltd. (I)	123,700	2,347,826
National Semiconductor Corp. (L)	138,900	1,951,545

		9,807,700
Software - 7.10%
Autodesk, Inc. (I)	126,500	3,701,390
Intuit, Inc. (I)	120,900	4,320,966
Microsoft Corp.	315,400	8,137,320
VMware, Inc., Class A (I)(L)	41,055	2,718,252

		18,877,928

		48,295,398
Materials - 3.10%
Chemicals - 1.97%
Monsanto Company	38,500	1,958,495
The Dow Chemical Company	121,500	3,269,565

		5,228,060
Containers & Packaging - 1.13%
Ball Corp.	61,200	3,014,100

		8,242,160
Telecommunication Services - 1.98%
Diversified Telecommunication Services - 1.98%
AT&T, Inc.	216,400	5,258,518
Utilities - 4.69%
Electric Utilities - 4.69%
American Electric Power Company, Inc.	141,443	4,520,518
Exelon Corp.	118,713	4,582,322
FirstEnergy Corp. (L)	75,600	2,661,876
Pepco Holdings, Inc.	43,781	706,188

		12,470,904

		12,470,904

TOTAL COMMON STOCKS (Cost $244,896,703)		$258,820,545

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 1.23%
Investment Companies - 1.23%
SPDR Trust Series 1 (L)	30,000	$3,283,200

TOTAL INVESTMENT COMPANIES (Cost $3,293,543)		$3,283,200

SHORT-TERM INVESTMENTS - 9.79%
Repurchase Agreement - 1.18%
Repurchase Agreement with State Street Corp.
dated 05/28/2010 at 0.010% to be
repurchased at $3,144,003 on 06/01/2010,
collateralized by $3,195,000 Federal Home
Loan Mortgage Corp., 2.610% due
04/15/2014 (valued at $3,210,975,
including interest)	$3,144,000	3,144,000
Securities Lending Collateral - 8.61%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	2,284,987	22,866,095

TOTAL SHORT-TERM INVESTMENTS (Cost $26,010,407)		$26,010,095

Total Investments (Large Cap Fund)
(Cost $274,200,653) - 108.41%		$288,113,840
Other assets and liabilities, net - (8.41%)		(22,359,128)

TOTAL NET ASSETS - 100.00%		$265,754,712

Large Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.62%
Consumer Discretionary - 7.26%
Auto Components - 0.07%
Autoliv, Inc.	9,000	$427,500
Internet & Catalog Retail - 1.15%
Liberty Media Corp. - Interactive, Class A
(Tracking Stock) (I)	507,000	6,575,790
Media - 2.28%
Gannett Company, Inc.	404,000	6,278,160
Liberty Global, Inc., Series A (I)(L)	264,000	6,811,200

		13,089,360
Multiline Retail - 2.35%
J.C. Penney Company, Inc.	229,000	6,295,210
Macy’s, Inc.	325,000	7,218,250

		13,513,460
Specialty Retail - 1.41%
AutoNation, Inc. (I)(L)	24,000	480,720
Ltd. Brands, Inc.	244,000	6,065,840
Signet Jewelers, Ltd. (I)	49,000	1,521,450

		8,068,010

		41,674,120
Consumer Staples - 3.33%
Food Products - 2.32%
ConAgra Foods, Inc.	273,000	6,601,140
Del Monte Foods Company	421,000	6,138,180
Sara Lee Corp. (L)	44,000	623,480

		13,362,800
Tobacco - 1.01%
Lorillard, Inc.	81,000	5,790,690

		19,153,490

The accompanying notes are an integral part of the financial statements.	138

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 14.85%
Energy Equipment & Services - 3.95%
National Oilwell Varco, Inc.	183,000	$6,977,790
Oil States International, Inc. (I)	135,000	5,270,400
Rowan Companies, Inc. (I)	75,000	1,857,000
SEACOR Holdings, Inc. (I)	52,000	3,794,960
Tidewater, Inc. (L)	91,000	3,804,710
Unit Corp. (I)	24,000	981,360

		22,686,220
Oil, Gas & Consumable Fuels - 10.90%
Chevron Corp.	76,000	5,614,120
ConocoPhillips	263,000	13,639,180
Exxon Mobil Corp. (L)	195,000	11,789,700
Marathon Oil Corp.	260,000	8,083,400
Overseas Shipholding Group, Inc. (L)	76,000	2,940,440
Southern Union Company	222,000	4,832,940
Teekay Corp.	26,000	655,980
The Williams Companies, Inc.	325,000	6,418,750
Whiting Petroleum Corp. (I)	12,000	1,004,520
XTO Energy, Inc.	179,000	7,650,460

		62,629,490

		85,315,710
Financials - 13.91%
Capital Markets - 0.42%
The Goldman Sachs Group, Inc.	17,000	2,452,420
Consumer Finance - 2.21%
AmeriCredit Corp. (I)(L)	264,000	5,707,680
Capital One Financial Corp.	169,000	6,979,700

		12,687,380
Diversified Financial Services - 4.59%
Bank of America Corp.	1,400,000	22,036,000
JPMorgan Chase & Company	109,000	4,314,220

		26,350,220
Insurance - 6.69%
Allied World Assurance
Company Holdings, Ltd.	87,000	3,907,170
American Financial Group, Inc.	245,000	6,835,500
Assurant, Inc.	181,000	6,280,700
Endurance Specialty Holdings, Ltd.	106,000	3,932,600
Everest Re Group, Ltd.	70,000	5,087,600
HCC Insurance Holdings, Inc.	219,000	5,490,330
RenaissanceRe Holdings, Ltd.	95,000	5,135,700
Unitrin, Inc.	34,000	907,460
Unum Group	37,000	854,700

		38,431,760

		79,921,780
Health Care - 15.39%
Health Care Equipment & Supplies - 0.79%
Kinetic Concepts, Inc. (I)	110,000	4,554,000
Health Care Providers & Services - 12.44%
Aetna, Inc.	236,000	6,881,760
AmerisourceBergen Corp.	209,000	6,537,520
Cardinal Health, Inc.	217,000	7,484,330
Community Health Systems, Inc. (I)(L)	161,000	6,275,780
Coventry Health Care, Inc. (I)	279,000	5,775,300
Health Net, Inc. (I)	55,000	1,355,750
Humana, Inc. (I)	149,000	6,861,450
Lincare Holdings, Inc. (I)(L)	100,000	4,682,000
McKesson Corp.	110,000	7,700,000
UnitedHealth Group, Inc.	335,000	9,738,450

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
WellPoint, Inc. (I)	159,000	$8,156,700

		71,449,040
Pharmaceuticals - 2.16%
Endo Pharmaceuticals Holdings, Inc. (I)	51,000	1,067,940
Forest Laboratories, Inc. (I)	220,000	5,693,600
Pfizer, Inc.	82,000	1,248,860
Watson Pharmaceuticals, Inc. (I)	100,000	4,416,000

		12,426,400

		88,429,440
Industrials - 15.14%
Aerospace & Defense - 3.40%
L-3 Communications Holdings, Inc.	75,000	6,197,250
Northrop Grumman Corp.	132,000	7,984,680
Raytheon Company	102,000	5,345,820

		19,527,750
Commercial Services & Supplies - 1.54%
Avery Dennison Corp.	82,000	2,802,760
R.R. Donnelley & Sons Company	315,000	6,035,400

		8,838,160
Construction & Engineering - 0.29%
URS Corp. (I)	38,000	1,694,040
Electrical Equipment - 0.82%
Hubbell, Inc.	13,000	554,450
Thomas & Betts Corp. (I)	108,000	4,140,720

		4,695,170
Industrial Conglomerates - 2.15%
Carlisle Companies, Inc.	68,000	2,644,520
General Electric Company	593,000	9,695,550

		12,340,070
Machinery - 5.96%
Eaton Corp.	103,000	7,204,850
Oshkosh Corp. (I)	137,000	4,867,610
Parker Hannifin Corp.	116,000	7,129,360
SPX Corp.	76,000	4,491,600
The Manitowoc Company, Inc.	350,000	4,175,500
Timken Company	189,000	5,441,310
Trinity Industries, Inc. (L)	42,000	917,700

		34,227,930
Road & Rail - 0.98%
Ryder Systems, Inc.	125,000	5,617,500

		86,940,620
Information Technology - 6.70%
Computers & Peripherals - 3.57%
Lexmark International, Inc., Class A (I)	184,000	6,909,200
SanDisk Corp. (I)	153,000	7,132,860
Seagate Technology (I)	329,000	5,053,440
Western Digital Corp. (I)	41,000	1,427,210

		20,522,710
Electronic Equipment, Instruments & Components - 0.86%
Tech Data Corp. (I)	121,000	4,918,650
IT Services - 1.82%
Amdocs, Ltd. (I)	194,000	5,529,000
Computer Sciences Corp.	87,000	4,349,130
DST Systems, Inc.	15,000	574,800

		10,452,930

The accompanying notes are an integral part of the financial statements.	139

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 0.45%
Intel Corp.	121,000	$2,591,820

		38,486,110
Materials - 13.82%
Chemicals - 7.70%
Ashland, Inc.	113,000	6,057,930
Cabot Corp.	127,000	3,557,270
Cytec Industries, Inc.	115,000	4,913,950
Eastman Chemical Company	101,000	6,099,390
Huntsman Corp. (L)	658,000	6,566,840
Lubrizol Corp.	82,000	7,262,740
PPG Industries, Inc. (L)	113,000	7,239,910
RPM International, Inc.	128,000	2,535,680

		44,233,710
Containers & Packaging - 2.52%
Bemis Company, Inc.	128,000	3,671,040
Sealed Air Corp.	305,000	6,356,200
Temple-Inland, Inc.	211,000	4,458,430

		14,485,670
Metals & Mining - 1.28%
Freeport-McMoRan Copper & Gold, Inc.	105,000	7,355,250
Paper & Forest Products - 2.32%
International Paper Company	293,000	6,806,390
MeadWestvaco Corp.	271,000	6,476,900

		13,283,290

		79,357,920
Telecommunication Services - 1.82%
Diversified Telecommunication Services - 1.38%
AT&T, Inc.	139,000	3,377,700
Verizon Communications, Inc.	165,000	4,540,800

		7,918,500
Wireless Telecommunication Services - 0.44%
NII Holdings, Inc. (I)	22,000	802,340
Telephone & Data Systems, Inc.	53,000	1,742,640

		2,544,980

		10,463,480
Utilities - 7.40%
Electric Utilities - 1.22%
Edison International	217,000	7,022,120
Gas Utilities - 1.06%
Atmos Energy Corp.	97,000	2,630,640
Oneok, Inc. (L)	14,000	622,580
UGI Corp.	109,000	2,849,260

		6,102,480
Independent Power Producers & Energy Traders - 2.23%
Constellation Energy Group, Inc.	171,000	6,049,980
Mirant Corp. (I)	490,000	6,085,800
NRG Energy, Inc. (I)(L)	28,000	653,800

		12,789,580
Multi-Utilities - 2.89%
DTE Energy Company	147,000	6,689,970
Integrys Energy Group, Inc. (L)	108,000	4,883,760
NiSource, Inc.	337,000	5,041,520

		16,615,250

		42,529,430

TOTAL COMMON STOCKS (Cost $551,560,691)		$572,272,100

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 6.97%
Repurchase Agreement - 0.14%
Repurchase Agreement with State Street Corp.
dated 05/28/2010 at 0.010% to be
repurchased at $777,001 on 06/01/2010,
collateralized by $790,000 Federal Home
Loan Morgage Corp., 2.61% due 4/15/2014
(valued at $793,950, including interest)	$777,000	$777,000
Securities Lending Collateral - 6.83%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	3,922,645	39,254,304

TOTAL SHORT-TERM INVESTMENTS (Cost $40,024,941)		$40,031,304

Total Investments (Large Cap Value Fund)
(Cost $591,585,632) - 106.59%		$612,303,404
Other assets and liabilities, net - (6.59%)		(37,849,988)

TOTAL NET ASSETS - 100.00%		$574,453,416

Mid Cap Growth Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.94%
Consumer Discretionary - 21.08%
Auto Components - 1.50%
Autoliv, Inc.	5,105	$242,487
BorgWarner, Inc. (I)	7,016	261,416
Lear Corp. (I)	2,630	177,972
The Goodyear Tire & Rubber Company (I)	9,000	107,100
TRW Automotive Holdings Corp. (I)	3,193	96,045

		885,020
Automobiles - 0.72%
Harley-Davidson, Inc.	14,085	425,508
Distributors - 0.25%
LKQ Corp. (I)	7,900	145,518
Diversified Consumer Services - 1.18%
DeVry, Inc.	3,900	224,211
Education Management Corp. (I)	1,242	26,243
ITT Educational Services, Inc. (I)	2,127	214,699
Strayer Education, Inc.	858	205,920
Weight Watchers International, Inc.	1,004	27,530

		698,603
Hotels, Restaurants & Leisure - 2.77%
Burger King Holdings, Inc.	5,700	108,357
Chipotle Mexican Grill, Inc., Class A (I)	1,894	269,478
International Game Technology	18,000	352,260
MGM Resorts International (I)	7,883	98,222
Royal Caribbean Cruises, Ltd. (I)	2,897	84,013
Starwood Hotels & Resorts Worldwide, Inc.	5,605	259,231
Wendy’s/Arby’s Group, Inc., Class A	14,255	64,290
Wynn Resorts, Ltd.	4,809	403,379

		1,639,230
Household Durables - 0.87%
Harman International Industries, Inc. (I)	4,000	129,200
NVR, Inc. (I)	121	82,919
Pulte Group, Inc. (I)	7,153	79,684
Toll Brothers, Inc. (I)	2,909	61,293
Whirlpool Corp.	1,567	163,657

		516,753

The accompanying notes are an integral part of the financial statements.	140

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail - 1.85%
Expedia, Inc.	12,680	$273,381
NetFlix, Inc. (I)	2,662	295,881
priceline.com, Inc. (I)	2,741	523,970

		1,093,232
Media - 4.85%
Cablevision Systems Corp., Class A	14,878	369,123
Clear Channel Outdoor Holdings,
Inc., Class A (I)	1,100	10,252
Discovery Communications, Inc., Series A (I)	8,120	305,799
Discovery Communications, Inc., Series C (I)	8,700	276,138
Lamar Advertising Company, Class A (I)	1,697	50,011
Liberty Global, Inc., Series A (I)	8,094	208,825
Liberty Global, Inc., Series C (I)	7,138	183,161
Liberty Media - Starz, Series A
(Tracking Stock) (I)	2,956	154,658
Liberty Media Corp -Capital, Series A (I)	2,545	107,043
Scripps Networks Interactive, Inc., Class A	5,525	249,619
Sirius XM Radio, Inc. (I)	233,017	240,008
The Interpublic Group of Companies, Inc. (I)	29,142	243,336
The Washington Post Company, Class B	358	166,731
Virgin Media, Inc.	18,787	303,598

		2,868,302
Multiline Retail - 1.82%
Dollar Tree, Inc. (I)	5,400	337,986
Family Dollar Stores, Inc.	7,896	321,683
Nordstrom, Inc.	10,467	415,540

		1,075,209
Specialty Retail - 4.77%
Abercrombie & Fitch Company, Class A	5,271	188,860
Advance Auto Parts, Inc.	5,800	300,208
American Eagle Outfitters, Inc.	5,875	76,962
CarMax, Inc. (I)	13,500	293,355
GameStop Corp., Class A (I)	6,080	138,563
Guess?, Inc.	3,589	136,346
O’Reilly Automotive, Inc. (I)	8,268	421,833
PetSmart, Inc.	7,600	241,376
Ross Stores, Inc.	7,445	390,118
Tiffany & Company	7,474	339,544
Urban Outfitters, Inc. (I)	8,093	293,776

		2,820,941
Textiles, Apparel & Luxury Goods - 0.50%
Polo Ralph Lauren Corp.	3,384	293,934

		12,462,250
Consumer Staples - 2.76%
Beverages - 0.81%
Dr. Pepper Snapple Group, Inc.	7,800	295,308
Hansen Natural Corp. (I)	4,638	181,114

		476,422
Food & Staples Retailing - 0.59%
Whole Foods Market, Inc. (I)	8,699	351,701
Food Products - 0.98%
Flowers Foods, Inc.	5,000	123,550
Hormel Foods Corp.	1,600	63,680
Mead Johnson Nutrition Company	7,988	393,968

		581,198
Household Products - 0.38%
Energizer Holdings, Inc. (I)	3,978	223,524

		1,632,845

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 9.58%
Energy Equipment & Services - 2.67%
Cameron International Corp. (I)	14,701	$532,176
Dresser-Rand Group, Inc. (I)	5,000	159,150
FMC Technologies, Inc. (I)	7,344	427,054
Helmerich & Payne, Inc.	6,444	242,810
Oceaneering International, Inc. (I)	3,400	157,318
Rowan Companies, Inc. (I)	2,352	58,235

		1,576,743
Oil, Gas & Consumable Fuels - 6.91%
Alpha Natural Resources, Inc. (I)	7,216	276,878
Cabot Oil & Gas Corp.	4,200	145,698
CNX Gas Corp. (I)	1,800	68,832
Cobalt International Energy, Inc. (I)	4,000	28,000
Concho Resources, Inc. (I)	4,700	244,635
Consol Energy, Inc.	13,206	481,755
Continental Resources, Inc. (I)	2,110	99,508
Denbury Resources, Inc. (I)	7,890	129,790
El Paso Corp.	42,162	478,117
EXCO Resources, Inc.	11,100	191,475
Kinder Morgan Management LLC (I)	2,340	129,613
Massey Energy Company	5,900	195,408
Petrohawk Energy Corp. (I)	18,091	347,890
Pioneer Natural Resources Company	6,945	442,396
Quicksilver Resources, Inc. (I)	7,100	86,691
Range Resources Corp.	9,700	436,015
Tesoro Corp.	4,200	49,140
Whiting Petroleum Corp. (I)	3,050	255,316

		4,087,157

		5,663,900
Financials - 5.54%
Capital Markets - 1.32%
Affiliated Managers Group, Inc. (I)	2,573	184,355
Eaton Vance Corp.	6,900	206,241
Greenhill & Company, Inc.	1,493	103,450
Janus Capital Group, Inc.	10,900	116,194
SEI Investments Company	8,200	172,938

		783,178
Commercial Banks - 1.26%
CIT Group, Inc. (I)	11,424	420,289
City National Corp.	958	55,257
Comerica, Inc.	3,641	138,722
First Horizon National Corp. (I)	4,661	58,029
Zions Bancorporation	3,124	74,820

		747,117
Consumer Finance - 0.74%
Discover Financial Services	32,685	439,613
Diversified Financial Services - 0.75%
IntercontinentalExchange, Inc. (I)	3,800	441,294
Insurance - 0.25%
Brown & Brown, Inc.	7,500	147,000
Real Estate Investment Trusts - 0.47%
Digital Realty Trust, Inc.	1,600	91,056
Host Hotels & Resorts, Inc.	13,232	188,688

		279,744
Real Estate Management & Development - 0.67%
CB Richard Ellis Group, Inc., Class A (I)	14,926	236,279
The St. Joe Company (I)	5,700	157,605

		393,884

The accompanying notes are an integral part of the financial statements.	141

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 0.08%
TFS Financial Corp.	3,537	$46,830

		3,278,660
Health Care - 16.49%
Biotechnology - 2.77%
Abraxis Bioscience, Inc. (I)	500	22,225
Alexion Pharmaceuticals, Inc. (I)	5,400	270,162
Amylin Pharmaceuticals, Inc. (I)	8,800	145,376
Cephalon, Inc. (I)	2,916	171,636
Dendreon Corp. (I)	5,229	226,939
Human Genome Sciences, Inc. (I)	11,243	278,377
Myriad Genetics, Inc. (I)	5,800	105,850
Vertex Pharmaceuticals, Inc. (I)	12,056	417,017

		1,637,582
Health Care Equipment & Supplies - 4.29%
Beckman Coulter, Inc.	4,300	246,992
CareFusion Corp. (I)	5,800	147,436
DENTSPLY International, Inc.	8,393	272,185
Edwards Lifesciences Corp. (I)	6,796	343,402
Gen-Probe, Inc. (I)	3,000	131,880
Hospira, Inc. (I)	9,854	512,999
IDEXX Laboratories, Inc. (I)	3,481	220,138
ResMed, Inc. (I)	4,600	289,294
Varian Medical Systems, Inc. (I)	7,447	373,020

		2,537,346
Health Care Providers & Services - 3.07%
AmerisourceBergen Corp.	16,983	531,228
Community Health Systems, Inc. (I)	5,700	222,186
DaVita, Inc. (I)	6,300	399,609
Henry Schein, Inc. (I)	5,446	307,209
Lincare Holdings, Inc. (I)	3,936	184,284
Patterson Companies, Inc.	5,700	169,347

		1,813,863
Health Care Technology - 0.59%
Cerner Corp. (I)	4,182	350,075
Life Sciences Tools & Services - 3.85%
Bio-Rad Laboratories, Inc., Class A (I)	1,137	106,389
Covance, Inc. (I)	3,900	205,764
Illumina, Inc. (I)	7,222	303,613
Life Technologies Corp. (I)	10,876	544,453
Mettler-Toledo International, Inc. (I)	2,060	235,932
Millipore Corp. (I)	3,400	361,114
Techne Corp.	2,200	133,210
Waters Corp. (I)	5,624	384,907

		2,275,382
Pharmaceuticals - 1.92%
Endo Pharmaceuticals Holdings, Inc. (I)	2,419	50,654
Mylan, Inc. (I)	18,426	358,201
Perrigo Company	4,926	292,654
Warner Chilcott, Class A PLC (I)	7,000	161,840
Watson Pharmaceuticals, Inc. (I)	6,200	273,792

		1,137,141

		9,751,389
Industrials - 14.80%
Aerospace & Defense - 1.16%
Alliant Techsystems, Inc. (I)	2,000	137,580
Rockwell Collins, Inc.	9,457	551,721

		689,301
Airlines - 1.25%
AMR Corp. (I)	12,866	98,682

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
Delta Air Lines, Inc. (I)	47,258	$641,764

		740,446
Commercial Services & Supplies - 1.40%
Copart, Inc. (I)	4,300	154,370
Covanta Holding Corp. (I)	7,700	118,811
Iron Mountain, Inc.	10,999	269,695
Stericycle, Inc. (I)	4,900	287,238

		830,114
Construction & Engineering - 1.59%
Foster Wheeler AG (I)	7,900	189,679
Jacobs Engineering Group, Inc. (I)	7,481	312,407
Quanta Services, Inc. (I)	12,553	260,224
The Shaw Group, Inc. (I)	5,200	177,372

		939,682
Electrical Equipment - 1.54%
AMETEK, Inc.	6,476	262,926
Rockwell Automation, Inc.	4,281	228,734
Roper Industries, Inc.	5,600	324,912
Sensata Technologies Holding NV (I)	2,100	34,923
SunPower Corp., Class A (I)	3,300	43,659
SunPower Corp., Class B (I)	1,150	13,329

		908,483
Industrial Conglomerates - 1.10%
McDermott International, Inc. (I)	14,000	310,520
Textron, Inc.	16,376	338,492

		649,012
Machinery - 2.66%
Bucyrus International, Inc.	4,600	246,376
Donaldson Company, Inc.	4,500	194,175
Flowserve Corp.	3,400	323,340
Joy Global, Inc.	6,300	321,300
Navistar International Corp. (I)	3,900	211,302
Pall Corp.	3,500	119,175
SPX Corp.	1,500	88,650
Terex Corp. (I)	3,210	69,850

		1,574,168
Professional Services - 1.68%
Dun & Bradstreet Corp.	3,058	223,203
FTI Consulting, Inc. (I)	2,773	118,573
IHS, Inc., Class A (I)	2,500	129,400
Manpower, Inc.	2,600	118,846
Robert Half International, Inc.	8,465	214,080
Verisk Analytics, Inc., Class A (I)	6,200	187,550

		991,652
Road & Rail - 0.87%
Hertz Global Holdings, Inc. (I)	7,200	81,792
J.B. Hunt Transport Services, Inc.	5,720	197,512
Kansas City Southern (I)	6,100	232,837

		512,141
Trading Companies & Distributors - 1.55%
Fastenal Company	7,975	402,259
MSC Industrial Direct Company, Inc., Class A	2,700	139,698
WW Grainger, Inc.	3,699	376,373

		918,330

		8,753,329
Information Technology - 19.72%
Communications Equipment - 1.22%
Brocade Communications Systems, Inc. (I)	25,900	141,155

The accompanying notes are an integral part of the financial statements.	142

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
F5 Networks, Inc. (I)	4,775	$335,826
Harris Corp.	5,200	243,932

		720,913
Computers & Peripherals - 2.37%
NCR Corp. (I)	9,534	126,612
SanDisk Corp. (I)	13,759	641,445
Teradata Corp. (I)	10,120	323,233
Western Digital Corp. (I)	8,926	310,714

		1,402,004
Electronic Equipment, Instruments & Components - 2.28%
Amphenol Corp., Class A	10,414	441,554
Arrow Electronics, Inc. (I)	3,569	97,362
Dolby Laboratories, Inc., Class A (I)	3,300	217,833
Flextronics International, Ltd. (I)	17,100	112,176
FLIR Systems, Inc. (I)	9,400	267,806
Trimble Navigation, Ltd. (I)	7,400	212,602

		1,349,333
Internet Software & Services - 1.63%
Akamai Technologies, Inc. (I)	10,295	408,917
Equinix, Inc. (I)	2,668	245,483
VeriSign, Inc. (I)	11,015	307,429

		961,829
IT Services - 2.48%
Alliance Data Systems Corp. (I)	3,200	226,112
Broadridge Financial Solutions, Inc.	8,066	154,222
DST Systems, Inc.	1,123	43,033
Fiserv, Inc. (I)	9,157	435,415
Global Payments, Inc.	4,900	206,731
Hewitt Associates, Inc. (I)	5,352	199,362
Lender Processing Services, Inc.	5,861	198,922

		1,463,797
Semiconductors & Semiconductor Equipment - 3.44%
Advanced Micro Devices, Inc. (I)	17,079	146,367
Altera Corp.	17,875	421,314
Avago Technologies, Ltd. (I)	5,000	103,250
Cree, Inc. (I)	6,062	402,335
Lam Research Corp. (I)	2,668	101,010
Linear Technology Corp.	13,431	375,531
MEMC Electronic Materials, Inc. (I)	13,800	156,630
Novellus Systems, Inc. (I)	5,733	148,026
ON Semiconductor Corp. (I)	25,000	182,750

		2,037,213
Software - 6.30%
ANSYS, Inc. (I)	5,400	236,142
Autodesk, Inc. (I)	13,808	404,022
BMC Software, Inc. (I)	10,976	406,222
Citrix Systems, Inc. (I)	11,054	482,065
FactSet Research Systems, Inc.	2,682	182,510
McAfee, Inc. (I)	9,700	308,460
Nuance Communications, Inc. (I)	13,621	232,034
Red Hat, Inc. (I)	11,336	332,258
Rovi Corp. (I)	6,249	233,338
Salesforce.com, Inc. (I)	6,762	585,116
Sybase, Inc. (I)	5,000	321,650

		3,723,817

		11,658,906
Materials - 5.62%
Chemicals - 2.87%
Celanese Corp., Series A	8,900	255,163

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
CF Industries Holdings, Inc.	4,092	$280,670
FMC Corp.	1,500	90,825
Lubrizol Corp.	4,109	363,934
Nalco Holding Company	8,500	192,610
Sigma-Aldrich Corp.	7,318	389,903
The Scotts Miracle-Gro Company, Class A	2,800	124,404

		1,697,509
Construction Materials - 0.15%
Martin Marietta Materials, Inc.	944	88,009
Containers & Packaging - 0.39%
Crown Holdings, Inc. (I)	9,800	230,398
Metals & Mining - 2.21%
Allegheny Technologies, Inc.	5,304	290,023
Cliffs Natural Resources, Inc.	8,128	454,030
Steel Dynamics, Inc.	4,255	62,421
Titanium Metals Corp. (I)	5,355	94,623
United States Steel Corp.	3,000	141,630
Walter Energy, Inc.	3,300	261,789

		1,304,516

		3,320,432
Telecommunication Services - 1.29%
Diversified Telecommunication Services - 0.11%
Level 3 Communications, Inc. (I)	49,200	65,928
Wireless Telecommunication Services - 1.18%
Clearwire Corp. (I)	3,729	30,354
MetroPCS Communications, Inc. (I)	9,540	85,765
NII Holdings, Inc. (I)	10,018	365,356
SBA Communications Corp., Class A (I)	6,500	214,695

		696,170

		762,098
Utilities - 1.06%
Gas Utilities - 0.54%
EQT Corp.	8,206	321,593
Independent Power Producers & Energy Traders - 0.52%
Calpine Corp. (I)	21,600	295,920
Dynegy, Inc. (I)	2,120	11,088

		307,008

		628,601

TOTAL COMMON STOCKS (Cost $61,740,451)		$57,912,410

SHORT-TERM INVESTMENTS - 2.09%
Short-Term Securities* - 2.09%
U.S. Treasury Bills. 0.060%, 06/17/2010 (F) $	95,000	94,994
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.180%	1,139,998	1,139,998

		1,234,992

TOTAL SHORT-TERM INVESTMENTS (Cost $1,234,992)		$1,234,992

Total Investments (Mid Cap Growth Index Fund)
(Cost $62,975,443) - 100.03%		$59,147,402
Other assets and liabilities, net - (0.03%)		(19,426)

TOTAL NET ASSETS - 100.00%		$59,127,976

The accompanying notes are an integral part of the financial statements.	143

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.45%
Consumer Discretionary - 14.62%
Auto Components - 0.74%
BorgWarner, Inc. (I)(L)	56,108	$2,090,584
Gentex Corp.	66,674	1,312,144

		3,402,728
Automobiles - 0.12%
Thor Industries, Inc. (L)	18,769	547,304
Distributors - 0.27%
LKQ Corp. (I)	67,859	1,249,963
Diversified Consumer Services - 1.65%
Career Education Corp. (I)(L)	32,685	915,180
Corinthian Colleges, Inc. (I)(L)	42,099	563,706
ITT Educational Services, Inc. (I)(L)	14,289	1,442,332
Matthews International Corp., Class A	14,568	471,712
Regis Corp.	27,411	504,088
Service Corp. International	121,912	1,041,128
Sotheby’s	32,323	1,050,498
Strayer Education, Inc. (L)	6,699	1,607,760

		7,596,404
Hotels, Restaurants & Leisure - 2.42%
Bally Technologies, Inc. (I)	26,501	1,126,293
Bob Evans Farms, Inc.	14,626	424,739
Boyd Gaming Corp. (I)(L)	26,454	348,399
Brinker International, Inc.	49,174	874,314
Burger King Holdings, Inc.	44,139	839,082
Chipotle Mexican Grill, Inc., Class A (I)	15,145	2,154,831
International Speedway Corp., Class A	14,658	408,812
Life Time Fitness, Inc. (I)(L)	19,873	737,487
Panera Bread Company (I)(L)	15,268	1,234,112
Scientific Games Corp. (I)	31,169	318,547
The Cheesecake Factory, Inc. (I)	28,978	738,939
Wendy’s/Arby’s Group, Inc., Class A	166,137	749,278
WMS Industries, Inc. (I)	25,232	1,168,999

		11,123,832
Household Durables - 1.77%
American Greetings Corp., Class A	18,951	446,865
KB Home (L)	35,504	514,098
MDC Holdings, Inc.	18,071	567,068
Mohawk Industries, Inc. (I)	26,943	1,513,119
NVR, Inc. (I)(L)	2,935	2,011,297
Ryland Group, Inc. (L)	21,041	391,363
Toll Brothers, Inc. (I)(L)	67,350	1,419,065
Tupperware Brands Corp.	30,268	1,286,087

		8,148,962
Internet & Catalog Retail - 0.49%
NetFlix, Inc. (I)(L)	20,296	2,255,900
Media - 0.70%
DreamWorks Animation SKG,
Inc., Class A (I)	36,342	1,078,994
Harte-Hanks, Inc.	18,307	250,074
John Wiley & Sons, Inc.	20,559	814,136
Lamar Advertising Company, Class A (I)	25,599	754,403
Scholastic Corp.	12,241	320,102

		3,217,709
Multiline Retail - 0.80%
99 Cents Only Stores (I)	21,868	334,143
Dollar Tree, Inc. (I)	42,357	2,651,125
Saks, Inc. (I)(L)	76,580	703,004

		3,688,272

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail - 4.45%
Aaron, Inc., Class B (L)	39,084	$780,898
Advance Auto Parts, Inc.	44,276	2,291,726
Aeropostale, Inc. (I)	47,557	1,317,804
American Eagle Outfitters, Inc.	99,711	1,306,214
AnnTaylor Stores Corp. (I)	28,181	610,119
Barnes & Noble, Inc. (L)	19,011	384,593
CarMax, Inc. (I)(L)	106,951	2,324,045
Chico’s FAS, Inc.	85,414	1,044,613
Coldwater Creek, Inc. (I)(L)	27,828	173,647
Collective Brands, Inc. (I)	30,769	688,610
Dick’s Sporting Goods, Inc. (I)	42,897	1,222,993
Foot Locker, Inc.	75,112	1,119,920
Guess?, Inc.	27,929	1,061,023
J. Crew Group, Inc. (I)(L)	26,852	1,225,525
PetSmart, Inc.	59,301	1,883,400
Rent-A-Center, Inc. (I)	31,537	763,826
The Dress Barn, Inc. (I)	28,646	784,614
Williams-Sonoma, Inc. (L)	50,953	1,522,476

		20,506,046
Textiles, Apparel & Luxury Goods - 1.21%
Fossil, Inc. (I)	23,138	867,675
Hanesbrands, Inc. (I)	45,783	1,248,960
Phillips-Van Heusen Corp.	27,228	1,490,188
The Timberland Company, Class A (I)	20,942	402,296
The Warnaco Group, Inc. (I)	21,923	933,701
Under Armour, Inc., Class A (I)(L)	18,105	609,957

		5,552,777

		67,289,897
Consumer Staples - 3.63%
Beverages - 0.29%
Hansen Natural Corp. (I)	33,847	1,321,725
Food & Staples Retailing - 0.37%
BJ’s Wholesale Club, Inc. (I)(L)	26,723	1,070,791
Ruddick Corp.	19,651	648,876

		1,719,667
Food Products - 1.50%
Corn Products International, Inc.	36,038	1,201,867
Flowers Foods, Inc. (L)	36,974	913,628
Green Mountain Coffee Roasters, Inc. (I)(L)	50,349	1,190,754
Lancaster Colony Corp.	9,339	510,470
Ralcorp Holdings, Inc. (I)	26,272	1,578,159
Smithfield Foods, Inc. (I)(L)	67,841	1,169,579
Tootsie Roll Industries, Inc. (L)	12,945	324,143

		6,888,600
Household Products - 0.89%
Church & Dwight Company, Inc.	33,902	2,231,091
Energizer Holdings, Inc. (I)	33,511	1,882,983

		4,114,074
Personal Products - 0.47%
Alberto-Culver Company	41,077	1,130,439
NBTY, Inc. (I)	30,344	1,038,979

		2,169,418
Tobacco - 0.11%
Universal Corp.	11,755	480,427

		16,693,911
Energy - 5.64%
Energy Equipment & Services - 1.95%
Atwood Oceanics, Inc. (I)	27,194	738,317
Exterran Holdings, Inc. (I)(L)	30,002	765,051

The accompanying notes are an integral part of the financial statements.	144

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Helix Energy Solutions Group, Inc. (I)	44,053	$479,737
Oceaneering International, Inc. (I)	26,356	1,219,492
Patterson-UTI Energy, Inc.	73,697	1,033,969
Pride International, Inc. (I)	84,260	2,087,120
Superior Energy Services, Inc. (I)	37,687	820,069
Tidewater, Inc. (L)	24,819	1,037,682
Unit Corp. (I)	19,414	793,838

		8,975,275
Oil, Gas & Consumable Fuels - 3.69%
Arch Coal, Inc.	77,972	1,680,297
Bill Barrett Corp. (I)	18,557	604,216
Cimarex Energy Company	40,235	2,956,468
Comstock Resources, Inc. (I)	22,606	674,563
Forest Oil Corp. (I)	53,955	1,437,361
Frontier Oil Corp.	50,239	698,824
Mariner Energy, Inc. (I)(L)	48,845	1,044,306
Newfield Exploration Company (I)	63,764	3,319,554
Overseas Shipholding Group, Inc. (L)	12,694	491,131
Patriot Coal Corp. (I)(L)	36,195	603,371
Plains Exploration & Production Company (I)	66,899	1,478,468
Quicksilver Resources, Inc. (I)	56,817	693,736
Southern Union Company	59,707	1,299,821

		16,982,116

		25,957,391
Financials - 20.39%
Capital Markets - 2.16%
Affiliated Managers Group, Inc. (I)(L)	21,166	1,516,544
Apollo Investment Corp.	91,764	957,099
Eaton Vance Corp. (L)	56,398	1,685,736
Greenhill & Company, Inc.	9,844	682,091
Jefferies Group, Inc. (L)	58,445	1,363,522
Raymond James Financial, Inc. (L)	47,602	1,345,709
SEI Investments Company	61,946	1,306,441
Waddell & Reed Financial, Inc., Class A	40,953	1,097,950

		9,955,092
Commercial Banks - 3.75%
Associated Banc Corp. (L)	82,891	1,113,226
BancorpSouth, Inc. (L)	35,177	682,082
Bank of Hawaii Corp.	23,041	1,106,659
Cathay General Bancorp	37,668	415,101
City National Corp. (L)	20,788	1,199,052
Commerce Bancshares, Inc.	35,031	1,302,102
Cullen/Frost Bankers, Inc. (L)	28,819	1,581,587
FirstMerit Corp.	41,743	778,090
Fulton Financial Corp.	84,681	842,576
International Bancshares Corp. (L)	24,839	490,570
PacWest Bancorp (L)	14,290	297,804
Prosperity Bancshares, Inc. (L)	22,338	805,062
SVB Financial Group (I)(L)	19,846	890,292
Synovus Financial Corp. (L)	357,448	1,058,046
TCF Financial Corp. (L)	59,188	955,294
Trustmark Corp. (L)	27,205	608,576
Valley National Bancorp	77,166	1,115,820
Webster Financial Corp.	31,984	612,494
Westamerica Bancorp. (L)	14,017	780,326
Wilmington Trust Corp.	42,389	639,226

		17,273,985
Consumer Finance - 0.22%
AmeriCredit Corp. (I)(L)	46,258	1,000,098
Diversified Financial Services - 0.32%
MSCI, Inc. (I)	50,385	1,493,915

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 4.55%
American Financial Group, Inc.	36,596	$1,021,028
Arthur J. Gallagher & Company	49,182	1,214,304
Brown & Brown, Inc.	56,613	1,109,615
CoreLogic, Inc. (I)	49,667	1,690,168
Everest Re Group, Ltd.	28,467	2,068,982
Fidelity National Financial, Inc., Class A	110,569	1,594,405
Hanover Insurance Group, Inc.	21,566	938,121
HCC Insurance Holdings, Inc.	54,997	1,378,775
Horace Mann Educators Corp.	18,819	289,248
Mercury General Corp.	17,089	738,416
Old Republic International Corp.	115,506	1,600,913
Protective Life Corp.	41,072	883,869
Reinsurance Group of America, Inc.	35,031	1,645,406
StanCorp Financial Group, Inc.	22,668	969,964
Transatlantic Holdings, Inc.	30,899	1,453,180
Unitrin, Inc.	23,940	638,959
W.R. Berkley Corp.	61,601	1,679,243

		20,914,596
Real Estate Investment Trusts - 7.59%
Alexandria Real Estate Equities, Inc. (L)	21,254	1,393,837
AMB Property Corp.	79,185	2,053,267
BRE Properties, Inc.	29,843	1,219,385
Camden Property Trust	30,798	1,405,621
Corporate Office Properties Trust (L)	28,020	1,062,238
Cousins Properties, Inc.	48,407	373,218
Duke Realty Corp.	107,607	1,278,371
Equity One, Inc. (L)	16,861	289,503
Essex Property Trust, Inc. (L)	13,974	1,470,484
Federal Realty Investment Trust	29,398	2,166,633
Highwoods Properties, Inc.	34,248	1,008,946
Hospitality Properties Trust	59,211	1,332,248
Liberty Property Trust (L)	54,119	1,667,406
Mack-Cali Realty Corp.	38,004	1,253,372
Nationwide Health Properties, Inc.	56,351	1,999,897
OMEGA Healthcare Investors, Inc.	42,588	845,798
Potlatch Corp. (L)	19,115	665,967
Rayonier, Inc.	38,349	1,721,103
Realty Income Corp. (L)	50,102	1,560,176
Regency Centers Corp. (L)	39,142	1,438,469
Senior Housing Properties Trust	61,129	1,273,928
SL Green Realty Corp. (L)	37,350	2,326,532
The Macerich Company (L)	61,453	2,541,696
UDR, Inc.	74,609	1,516,801
Weingarten Realty Investors (L)	50,143	1,045,983

		34,910,879
Real Estate Management & Development - 0.33%
Jones Lang LaSalle, Inc.	20,122	1,501,504
Thrifts & Mortgage Finance - 1.47%
Astoria Financial Corp. (L)	39,466	587,254
First Niagara Financial Group, Inc.	100,282	1,324,725
New York Community Bancorp, Inc. (L)	207,905	3,336,875
NewAlliance Bancshares, Inc.	50,896	599,046
Washington Federal, Inc.	53,964	932,498

		6,780,398

		93,830,467
Health Care - 12.10%
Biotechnology - 1.42%
OSI Pharmaceuticals, Inc. (I)(L)	35,159	2,017,423
United Therapeutics Corp. (I)	23,062	1,181,236
Vertex Pharmaceuticals, Inc. (I)	96,257	3,329,523

		6,528,182

The accompanying notes are an integral part of the financial statements.	145

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 3.92%
Beckman Coulter, Inc.	33,530	$1,925,963
Edwards Lifesciences Corp. (I)	54,286	2,743,072
Gen-Probe, Inc. (I)	23,557	1,035,566
Hill-Rom Holdings, Inc.	30,173	841,223
Hologic, Inc. (I)	124,036	1,848,136
IDEXX Laboratories, Inc. (I)(L)	27,864	1,762,119
Immucor, Inc. (I)	33,528	658,490
Kinetic Concepts, Inc. (I)	29,782	1,232,975
Masimo Corp. (L)	25,042	554,430
ResMed, Inc. (I)(L)	36,065	2,268,128
STERIS Corp.	28,375	903,176
Teleflex, Inc.	19,081	1,070,062
Thoratec Corp. (I)(L)	27,387	1,201,468

		18,044,808
Health Care Providers & Services - 3.76%
Community Health Systems, Inc. (I)(L)	44,684	1,741,782
Health Management Associates,
Inc., Class A (I)	119,908	1,115,144
Health Net, Inc. (I)	48,081	1,185,197
Henry Schein, Inc. (I)(L)	43,520	2,454,963
Kindred Healthcare, Inc. (I)	18,769	291,107
LifePoint Hospitals, Inc. (I)	26,322	934,168
Lincare Holdings, Inc. (I)(L)	31,536	1,476,516
MEDNAX, Inc. (I)	22,566	1,276,107
Omnicare, Inc. (L)	57,723	1,449,425
Owens & Minor, Inc.	30,205	902,223
Psychiatric Solutions, Inc. (I)(L)	27,001	874,292
Universal Health Services, Inc., Class B	46,540	1,972,365
VCA Antech, Inc. (I)	41,021	1,069,007
WellCare Health Plans, Inc. (I)	20,321	553,950

		17,296,246
Life Sciences Tools & Services - 1.79%
Affymetrix, Inc. (I)	34,026	222,870
Bio-Rad Laboratories, Inc., Class A (I)	9,237	864,306
Charles River Laboratories
International, Inc. (I)(L)	31,620	1,060,535
Covance, Inc. (I)(L)	30,805	1,625,272
Mettler-Toledo International, Inc. (I)	16,209	1,856,417
Pharmaceutical Product Development, Inc.	56,858	1,526,069
Techne Corp.	17,906	1,084,208

		8,239,677
Pharmaceuticals - 1.21%
Endo Pharmaceuticals Holdings, Inc. (I)	56,286	1,178,629
Medicis Pharmaceutical Corp., Class A	27,833	645,447
Perrigo Company	38,608	2,293,701
Valeant Pharmaceuticals International (I)(L)	31,078	1,444,505

		5,562,282

		55,671,195
Industrials - 14.29%
Aerospace & Defense - 0.52%
Alliant Techsystems, Inc. (I)	15,844	1,089,909
BE Aerospace, Inc. (I)	49,053	1,330,317

		2,420,226
Airlines - 0.39%
AirTran Holdings, Inc. (I)(L)	64,669	364,733
Alaska Air Group, Inc. (I)	17,107	798,897
JetBlue Airways Corp. (I)(L)	99,519	617,018

		1,780,648
Building Products - 0.23%
Lennox International, Inc.	23,506	1,051,894

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies - 1.60%
Brinks Company	22,974	$520,821
Clean Harbors, Inc. (I)	10,959	694,691
Copart, Inc. (I)	32,307	1,159,821
Corrections Corp. of America (I)	55,651	1,107,455
Deluxe Corp.	24,590	527,947
Herman Miller, Inc.	26,844	516,210
HNI Corp. (L)	21,641	663,513
Mine Safety Appliances Company	14,501	396,747
Rollins, Inc.	20,986	446,162
Waste Connections, Inc. (I)	37,755	1,329,354

		7,362,721
Construction & Engineering - 1.46%
Aecom Technology Corp. (I)	54,694	1,388,134
Granite Construction, Inc. (L)	16,128	478,195
KBR, Inc.	77,009	1,692,658
The Shaw Group, Inc. (I)	40,125	1,368,664
URS Corp. (I)	40,315	1,797,243

		6,724,894
Electrical Equipment - 1.34%
AMETEK, Inc.	51,786	2,102,512
Hubbell, Inc.	28,673	1,222,903
Regal-Beloit Corp.	17,981	1,084,074
Thomas & Betts Corp. (I)	25,252	968,162
Woodward Governor Company	27,249	782,046

		6,159,697
Industrial Conglomerates - 0.41%
Carlisle Companies, Inc.	28,878	1,123,065
Tyco International, Ltd.	21,171	766,178

		1,889,243
Machinery - 5.26%
AGCO Corp. (I)(L)	44,369	1,276,496
Bucyrus International, Inc.	38,809	2,078,610
Crane Company	22,482	731,339
Donaldson Company, Inc.	37,069	1,599,527
Federal Signal Corp.	23,378	159,204
Graco, Inc.	28,833	913,718
Harsco Corp.	38,544	1,048,782
IDEX Corp.	38,872	1,187,151
Joy Global, Inc.	49,400	2,519,400
Kennametal, Inc.	39,133	1,103,942
Lincoln Electric Holdings, Inc.	20,462	1,141,780
Nordson Corp.	16,189	1,078,673
Oshkosh Corp. (I)	42,964	1,526,511
Pentair, Inc.	47,194	1,621,586
SPX Corp.	23,907	1,412,904
Terex Corp. (I)	51,974	1,130,954
Timken Company	38,133	1,097,849
Trinity Industries, Inc. (L)	38,008	830,475
Valmont Industries, Inc.	9,587	759,482
Wabtec Corp. (L)	22,853	990,678

		24,209,061
Marine - 0.36%
Alexander & Baldwin, Inc.	19,696	634,014
Kirby Corp. (I)(L)	25,825	1,018,280

		1,652,294
Professional Services - 1.05%
FTI Consulting, Inc. (I)(L)	22,306	953,805
Korn/Ferry International (I)	21,966	307,085
Manpower, Inc.	39,289	1,795,900
Navigant Consulting Company (I)	23,995	290,819
The Corporate Executive Board Company	16,387	530,775

The accompanying notes are an integral part of the financial statements.	146

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Towers Watson & Company	20,478	$941,988

		4,820,372
Road & Rail - 1.22%
Con-way, Inc.	23,740	807,635
J.B. Hunt Transport Services, Inc.	42,145	1,455,267
Kansas City Southern (I)(L)	48,728	1,859,948
Landstar System, Inc.	24,114	1,011,341
Werner Enterprises, Inc. (L)	21,089	475,346

		5,609,537
Trading Companies & Distributors - 0.45%
GATX Corp.	22,124	639,605
MSC Industrial Direct Company,
Inc., Class A (L)	21,235	1,098,699
United Rentals, Inc. (I)(L)	28,875	350,831

		2,089,135

		65,769,722
Information Technology - 14.72%
Communications Equipment - 1.77%
ADC Telecommunications, Inc. (I)	46,537	384,396
ADTRAN, Inc. (L)	26,841	736,249
Ciena Corp. (I)(L)	44,425	691,697
CommScope, Inc. (I)	45,241	1,275,796
F5 Networks, Inc. (I)	38,156	2,683,511
Palm, Inc. (I)(L)	80,428	458,440
Plantronics, Inc.	23,159	693,380
Polycom, Inc. (I)	40,383	1,212,701

		8,136,170
Computers & Peripherals - 0.42%
Diebold, Inc. (L)	31,829	922,404
NCR Corp. (I)	76,401	1,014,605

		1,937,009
Electronic Equipment, Instruments & Components - 2.31%
Arrow Electronics, Inc. (I)	57,509	1,568,846
Avnet, Inc. (I)	72,817	2,091,304
Ingram Micro, Inc., Class A (I)	78,521	1,331,716
Itron, Inc. (I)	19,276	1,284,938
National Instruments Corp.	27,449	883,583
Tech Data Corp. (I)	24,419	992,632
Trimble Navigation, Ltd. (I)	57,920	1,664,042
Vishay Intertechnology, Inc. (I)(L)	89,570	810,609

		10,627,670
Internet Software & Services - 0.87%
AOL, Inc. (I)	51,126	1,054,729
Digital River, Inc. (I)	18,550	510,867
Equinix, Inc. (I)(L)	21,574	1,985,024
ValueClick, Inc. (I)	40,086	466,200

		4,016,820
IT Services - 2.64%
Acxiom Corp. (I)	37,983	661,284
Alliance Data Systems Corp. (I)(L)	25,221	1,782,116
Broadridge Financial Solutions, Inc.	64,678	1,236,643
Convergys Corp. (I)	59,109	645,470
DST Systems, Inc.	18,522	709,763
Gartner, Inc., Class A (I)	29,002	717,800
Global Payments, Inc.	39,115	1,650,262
Hewitt Associates, Inc. (I)	40,155	1,495,774
Lender Processing Services, Inc.	45,821	1,555,165
ManTech International Corp. (I)	10,681	493,783
NeuStar, Inc., Class A (I)	35,737	764,414

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
SRA International, Inc., Class A (I)	20,702	$446,542

		12,159,016
Office Electronics - 0.17%
Zebra Technologies Corp., Class A (I)	28,222	776,105
Semiconductors & Semiconductor Equipment - 2.50%
Atmel Corp. (I)	218,672	1,116,321
Cree, Inc. (I)(L)	50,952	3,381,684
Fairchild Semiconductor International, Inc. (I)	59,659	596,590
Integrated Device Technology, Inc. (I)	79,544	464,537
International Rectifier Corp. (I)	34,108	714,904
Intersil Corp., Class A	59,036	785,769
Lam Research Corp. (I)	61,389	2,324,188
RF Micro Devices, Inc. (I)	128,812	618,298
Semtech Corp. (I)	29,591	521,098
Silicon Laboratories, Inc. (I)(L)	22,042	1,001,368

		11,524,757
Software - 4.04%
ACI Worldwide, Inc. (I)	16,322	311,913
Advent Software, Inc. (I)(L)	7,516	324,992
ANSYS, Inc. (I)	43,118	1,885,550
Cadence Design Systems, Inc. (I)	128,983	864,186
FactSet Research Systems, Inc. (L)	20,124	1,369,438
Fair Isaac Corp.	22,313	517,662
Informatica Corp. (I)	43,440	1,120,752
Jack Henry & Associates, Inc.	40,552	974,870
Mentor Graphics Corp. (I)	49,864	457,752
MICROS Systems, Inc. (I)(L)	38,229	1,307,432
Parametric Technology Corp. (I)	56,228	926,637
Quest Software, Inc. (I)	30,040	581,424
Rovi Corp. (I)	50,000	1,867,000
Solera Holdings, Inc.	33,529	1,162,786
Sybase, Inc. (I)	39,529	2,542,901
Synopsys, Inc. (I)	70,325	1,506,362
TIBCO Software, Inc. (I)	75,235	858,431

		18,580,088

		67,757,635
Materials - 6.62%
Chemicals - 3.33%
Albemarle Corp.	43,822	1,886,975
Ashland, Inc.	37,462	2,008,338
Cabot Corp.	31,363	878,478
Cytec Industries, Inc.	23,407	1,000,181
Intrepid Potash, Inc. (I)(L)	19,804	488,367
Lubrizol Corp.	32,820	2,906,867
Minerals Technologies, Inc.	8,990	480,516
NewMarket Corp.	5,620	578,635
Olin Corp.	37,689	722,498
RPM International, Inc.	62,145	1,231,092
Sensient Technologies Corp.	23,624	654,149
The Scotts Miracle-Gro Company, Class A	21,728	965,375
Valspar Corp.	47,757	1,498,137

		15,299,608
Construction Materials - 0.44%
Martin Marietta Materials, Inc. (L)	21,752	2,027,939
Containers & Packaging - 1.65%
AptarGroup, Inc.	32,559	1,297,802
Greif, Inc., Class A	16,497	904,036
Packaging Corp. of America	49,443	1,094,668
Rock-Tenn Company, Class A	18,792	967,036
Silgan Holdings, Inc.	25,722	733,849
Sonoco Products Company	48,114	1,487,204

The accompanying notes are an integral part of the financial statements.	147

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Temple-Inland, Inc.	51,598	$1,090,266

		7,574,861
Metals & Mining - 1.09%
Carpenter Technology Corp.	21,104	821,157
Commercial Metals Company	54,177	843,536
Reliance Steel & Aluminum Company	30,817	1,414,808
Steel Dynamics, Inc.	103,819	1,523,025
Worthington Industries, Inc. (L)	29,256	430,648

		5,033,174
Paper & Forest Products - 0.11%
Louisiana-Pacific Corp. (I)(L)	60,886	517,531

		30,453,113
Telecommunication Services - 0.80%
Diversified Telecommunication Services - 0.34%
Cincinnati Bell, Inc. (I)	96,520	306,934
TW Telecom, Inc. (I)	72,064	1,260,399

		1,567,333
Wireless Telecommunication Services - 0.46%
Syniverse Holdings, Inc. (I)	33,298	658,967
Telephone & Data Systems, Inc.	44,212	1,453,691

		2,112,658

		3,679,991
Utilities - 5.64%
Electric Utilities - 1.75%
Cleco Corp.	29,036	768,583
DPL, Inc.	57,476	1,439,199
Great Plains Energy, Inc.	64,961	1,140,066
Hawaiian Electric Industries, Inc. (L)	44,180	970,193
IDACORP, Inc.	23,012	760,547
NV Energy, Inc.	112,702	1,328,757
PNM Resources, Inc.	41,594	513,270
Westar Energy, Inc.	52,324	1,151,128

		8,071,743
Gas Utilities - 1.77%
AGL Resources, Inc.	37,214	1,358,311
Atmos Energy Corp.	44,657	1,211,098
Energen Corp.	34,435	1,524,437
National Fuel Gas Company	38,924	1,891,706
UGI Corp.	52,242	1,365,606
WGL Holdings, Inc.	24,141	817,173

		8,168,331
Independent Power Producers & Energy Traders - 0.06%
Dynegy, Inc. (I)	48,419	253,231
Multi-Utilities - 1.81%
Alliant Energy Corp.	53,094	1,706,441
Black Hills Corp.	18,652	535,126
MDU Resources Group, Inc.	90,156	1,685,917
NSTAR	51,257	1,799,633
OGE Energy Corp.	46,574	1,697,157
Vectren Corp.	38,946	897,705

		8,321,979
Water Utilities - 0.25%
Aqua America, Inc. (L)	65,397	1,141,178

		25,956,462

TOTAL COMMON STOCKS (Cost $369,055,306)		$453,059,784

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 22.45%
Short-Term Securities* - 1.09%
Federal Home Loan Bank Discount Note,
0.060%, 06/01/2010	$5,010,000	$5,010,000

SECURITIES LENDING COLLATERAL - 21.36%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	$9,825,317	98,322,931

TOTAL SHORT-TERM INVESTMENTS (Cost $103,308,393)		$103,332,931

Total Investments (Mid Cap Index Fund)
(Cost $472,363,699) - 120.90%		$556,392,715
Other assets and liabilities, net - (20.90%)		(96,201,421)

TOTAL NET ASSETS - 100.00%		$460,191,294

Mid Cap Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.21%
Consumer Discretionary - 23.68%
Auto Components - 0.95%
Gentex Corp.	398,800	$7,848,384
Diversified Consumer Services - 2.28%
Sotheby’s (L)	250,800	8,151,000
Strayer Education, Inc. (L)	44,260	10,622,400

		18,773,400
Hotels, Restaurants & Leisure - 1.73%
MGM Resorts International (I)(L)	456,684	5,690,283
The Cheesecake Factory, Inc. (I)	334,790	8,537,145

		14,227,428
Household Durables - 4.47%
D.R. Horton, Inc. (L)	662,700	8,078,313
Jarden Corp.	355,068	10,336,029
MRV Engenharia e Participacoes SA	1,026,000	6,658,789
Tempur-Pedic International, Inc. (I)	353,041	11,720,961

		36,794,092
Leisure Equipment & Products - 1.32%
Brunswick Corp.	266,701	4,659,266
Pool Corp. (L)	259,728	6,230,875

		10,890,141
Media - 1.87%
DreamWorks Animation SKG,
Inc., Class A (I)	247,639	7,352,402
Focus Media Holding, Ltd., ADR (I)(L)	510,600	8,011,314

		15,363,716
Multiline Retail - 1.42%
Family Dollar Stores, Inc. (L)	285,780	11,642,677
Specialty Retail - 7.03%
Advance Auto Parts, Inc.	177,810	9,203,446
Dick’s Sporting Goods, Inc. (I)	287,300	8,190,923
Penske Auto Group, Inc. (I)(L)	388,276	5,070,885
Ross Stores, Inc. (L)	186,500	9,772,600
Urban Outfitters, Inc. (I)(L)	332,500	12,069,750
Williams-Sonoma, Inc. (L)	453,000	13,535,640

		57,843,244
Textiles, Apparel & Luxury Goods - 2.61%
Coach, Inc. (L)	214,200	8,805,762

The accompanying notes are an integral part of the financial statements.	148

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Hanesbrands, Inc. (I)	465,600	$12,701,568

		21,507,330

		194,890,412
Consumer Staples - 1.62%
Food Products - 1.62%
Green Mountain Coffee Roasters, Inc. (I)(L)	562,290	13,298,159
Energy - 3.27%
Energy Equipment & Services - 0.84%
Baker Hughes, Inc.	180,100	6,869,014
Oil, Gas & Consumable Fuels - 2.43%
Consol Energy, Inc.	187,100	6,825,408
Frontline, Ltd. (L)	249,297	8,199,378
Karoon Gas Australia, Ltd. (I)	289,643	1,882,767
Peabody Energy Corp.	79,600	3,101,216

		20,008,769

		26,877,783
Financials - 4.39%
Capital Markets - 2.93%
Ameriprise Financial, Inc.	277,180	11,028,992
Invesco, Ltd.	331,200	6,147,072
Waddell & Reed Financial, Inc., Class A	259,300	6,951,833

		24,127,897
Diversified Financial Services - 0.22%
Great American Group, Inc. (I)	984,000	1,771,200
Insurance - 1.24%
Genworth Financial, Inc., Class A (I)	588,400	9,173,156
Phoenix Group Holdings	102,114	1,016,783

		10,189,939

		36,089,036
Health Care - 13.39%
Biotechnology - 1.02%
Alkermes, Inc. (I)	221,701	2,517,415
Amylin Pharmaceuticals, Inc. (I)(L)	162,867	2,690,563
Regeneron Pharmaceuticals, Inc. (I)	112,000	3,199,840

		8,407,818
Health Care Equipment & Supplies - 2.54%
Edwards Lifesciences Corp. (I)	125,200	6,326,356
Hologic, Inc. (I)(L)	567,500	8,455,750
Intuitive Surgical, Inc. (I)(L)	18,900	6,100,353

		20,882,459
Health Care Providers & Services - 2.16%
Accretive Health, Inc. (I)	135,000	1,750,950
Coventry Health Care, Inc. (I)	311,000	6,437,700
Lincare Holdings, Inc. (I)(L)	204,813	9,589,345

		17,777,995
Health Care Technology - 2.10%
SXC Health Solutions Corp. (I)	234,573	17,255,190
Life Sciences Tools & Services - 1.57%
Pharmaceutical Product Development, Inc.	482,400	12,947,616
Pharmaceuticals - 4.00%
Auxilium Pharmaceuticals, Inc. (I)(L)	271,700	7,819,526
Mylan, Inc. (I)(L)	375,400	7,297,776
Shionogi & Company, Ltd.	372,400	6,730,785

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Watson Pharmaceuticals, Inc. (I)	250,880	$11,078,861

		32,926,948

		110,198,026
Industrials - 18.97%
Aerospace & Defense - 3.47%
BE Aerospace, Inc. (I)	356,894	9,678,965
Rockwell Collins, Inc.	127,000	7,409,180
Safran SA (L)	421,438	11,509,009

		28,597,154
Air Freight & Logistics - 1.04%
Expeditors International of Washington, Inc.	223,700	8,543,103
Airlines - 2.11%
JetBlue Airways Corp. (I)(L)	1,186,600	7,356,920
US Airways Group, Inc. (I)(L)	1,130,400	9,981,432

		17,338,352
Building Products - 2.04%
Lennox International, Inc.	146,100	6,537,975
Masco Corp. (L)	769,181	10,268,566

		16,806,541
Commercial Services & Supplies - 1.28%
Corrections Corp. of America (I)	527,980	10,506,802
Construction & Engineering - 1.23%
Aecom Technology Corp. (I)	96,700	2,454,246
Jacobs Engineering Group, Inc. (I)	183,100	7,646,256

		10,100,502
Electrical Equipment - 0.73%
Regal-Beloit Corp.	100,400	6,053,116
Machinery - 3.55%
Ingersoll-Rand PLC (L)	430,300	16,054,493
Navistar International Corp. (I)	243,000	13,165,740

		29,220,233
Road & Rail - 3.52%
Hertz Global Holdings, Inc. (I)(L)	416,700	4,733,712
J.B. Hunt Transport Services, Inc.	199,700	6,895,641
Kansas City Southern (I)(L)	222,400	8,489,008
Localiza Rent A Car SA	842,600	8,836,601

		28,954,962

		156,120,765
Information Technology - 30.80%
Communications Equipment - 2.02%
Polycom, Inc. (I)	295,700	8,879,871
Riverbed Technology, Inc. (I)	291,400	7,789,122

		16,668,993
Computers & Peripherals - 4.86%
Lexmark International, Inc., Class A (I)	232,900	8,745,395
NetApp, Inc. (I)	238,600	8,990,448
SanDisk Corp. (I)	282,250	13,158,495
Seagate Technology (I)	591,300	9,082,368

		39,976,706
Electronic Equipment, Instruments & Components - 3.03%
Jabil Circuit, Inc.	586,600	8,030,554
Sanmina-SCI Corp. (I)	630,120	9,609,330
Trimble Navigation, Ltd. (I)	253,110	7,271,850

		24,911,734
Internet Software & Services - 3.58%
Equinix, Inc. (I)(L)	83,800	7,710,438

The accompanying notes are an integral part of the financial statements.	149

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
GSI Commerce, Inc. (I)	396,900	$11,176,704
VistaPrint NV (I)	225,780	10,541,668

		29,428,810
IT Services - 1.75%
Cognizant Technology Solutions
Corp., Class A (I)	152,170	7,614,587
Genpact, Ltd. (I)(L)	402,000	6,789,780

		14,404,367
Semiconductors & Semiconductor Equipment - 9.79%
Atheros Communications, Inc. (I)(L)	279,180	9,492,120
Broadcom Corp., Class A	307,400	10,611,448
Cypress Semiconductor Corp. (I)	663,600	7,558,404
Marvell Technology Group, Ltd. (I)	401,900	7,628,062
Maxim Integrated Products, Inc.	460,300	8,174,928
NVIDIA Corp. (I)	634,148	8,332,705
Power Integrations, Inc.	178,200	6,055,236
RF Micro Devices, Inc. (I)(L)	1,340,760	6,435,648
Skyworks Solutions, Inc. (I)(L)	763,600	12,164,148
TriQuint Semiconductor, Inc. (I)	582,400	4,088,448

		80,541,147
Software - 5.77%
Adobe Systems, Inc. (I)	288,700	9,261,496
BMC Software, Inc. (I)	173,300	6,413,833
Citrix Systems, Inc. (I)	228,200	9,951,802
Concur Technologies, Inc. (I)(L)	271,500	11,484,450
Rovi Corp. (I)	277,900	10,376,786

		47,488,367

		253,420,124
Materials - 2.09%
Chemicals - 0.62%
CF Industries Holdings, Inc.	73,800	5,061,942
Construction Materials - 0.99%
Eagle Materials, Inc. (L)	266,700	8,182,356
Metals & Mining - 0.48%
Steel Dynamics, Inc.	269,100	3,947,697

		17,191,995

TOTAL COMMON STOCKS (Cost $693,100,990)		$808,086,300

SHORT-TERM INVESTMENTS - 24.83%
Repurchase Agreement - 2.15%
Bank of New York Repurchase Agreement
date 05/28/2010 at 0.20% to be repurchased
at $17,700,393 on 06/01/2010, collateralized
by $29,643,520 Federal National Mortgage
Association, 6.50% due 01/01/2038 (valued
at $18,054,000, including interest)	$17,700,000	17,700,000
Securities Lending Collateral - 22.68%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	18,648,397	186,616,378

TOTAL SHORT-TERM INVESTMENTS (Cost $204,308,016)		$204,316,378

Total Investments (Mid Cap Stock Fund)
(Cost $897,409,006) - 123.04%		$1,012,402,678
Other assets and liabilities, net - (23.04%)		(189,565,422)

TOTAL NET ASSETS - 100.00%		$822,837,256

Mid Cap Value Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.59%
Consumer Discretionary - 9.76%
Auto Components - 0.88%
The Goodyear Tire & Rubber Company (I)	133,081	$1,583,662
Automobiles - 0.17%
Ford Motor Company (I)(L)	26,337	308,933
Hotels, Restaurants & Leisure - 1.08%
Penn National Gaming, Inc. (I)	54,296	1,389,978
Royal Caribbean Cruises, Ltd. (I)(L)	19,581	567,849

		1,957,827
Household Durables - 1.76%
D.R. Horton, Inc. (L)	38,388	467,950
KB Home (L)	16,332	236,487
Mohawk Industries, Inc. (I)	16,802	943,600
Pulte Group, Inc. (I)	44,177	492,132
Stanley Black & Decker, Inc.	18,410	1,027,094

		3,167,263
Leisure Equipment & Products - 0.93%
Hasbro, Inc. (L)	41,613	1,670,762
Media - 1.59%
National CineMedia, Inc.	83,994	1,469,055
Regal Entertainment Group	92,215	1,405,357

		2,874,412
Multiline Retail - 1.38%
Macy’s, Inc. (L)	112,019	2,487,942
Specialty Retail - 1.00%
Abercrombie & Fitch Company, Class A	32,016	1,147,133
Bed Bath & Beyond, Inc. (I)	14,632	656,538

		1,803,671
Textiles, Apparel & Luxury Goods - 0.97%
VF Corp.	22,600	1,748,110

		17,602,582
Consumer Staples - 2.72%
Tobacco - 2.72%
Lorillard, Inc.	68,556	4,901,068
Energy - 10.06%
Energy Equipment & Services - 3.24%
Cameron International Corp. (I)	24,299	879,624
Helix Energy Solutions Group, Inc. (I)	52,055	566,879
Nabors Industries, Ltd. (I)	45,437	864,666
Noble Corp. (I)	38,533	1,120,154
Oceaneering International, Inc. (I)	8,876	410,693
Smith International, Inc.	53,302	2,002,023

		5,844,039
Oil, Gas & Consumable Fuels - 6.82%
Alpha Natural Resources, Inc. (I)	37,998	1,457,983
El Paso Corp.	96,004	1,088,685
Enbridge, Inc.	78,878	3,536,890
Newfield Exploration Company (I)	27,114	1,411,555
Pioneer Natural Resources Company (L)	26,273	1,673,590
Southwestern Energy Company (I)	27,227	1,024,007
Sunoco, Inc.	18,325	547,368
Ultra Petroleum Corp. (I)	21,076	969,918
Valero Energy Corp.	32,477	606,670

		12,316,666

		18,160,705
Financials - 16.38%
Capital Markets - 1.18%
Artio Global Investors, Inc.	18,393	340,087

The accompanying notes are an integral part of the financial statements.	150

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Invesco, Ltd.	96,299	$1,787,309

		2,127,396
Commercial Banks - 0.73%
CIT Group, Inc. (I)	26,231	965,038
Marshall & Ilsley Corp.	22,070	179,871
Regions Financial Corp.	11,670	89,042
Zions Bancorporation	3,737	89,501

		1,323,452
Diversified Financial Services - 0.36%
PICO Holdings, Inc. (I)	19,253	640,932
Insurance - 9.24%
Aon Corp.	19,580	772,823
Arch Capital Group, Ltd. (I)	6,920	508,758
Assurant, Inc.	45,989	1,595,818
Axis Capital Holdings, Ltd.	44,256	1,345,382
Everest Re Group, Ltd.	27,957	2,031,915
Lincoln National Corp.	58,977	1,560,531
PartnerRe, Ltd.	31,252	2,279,833
Transatlantic Holdings, Inc.	16,722	786,436
Willis Group Holdings PLC	32,785	1,003,877
XL Capital, Ltd., Class A	272,321	4,795,573

		16,680,946
Real Estate Investment Trusts - 4.41%
AvalonBay Communities, Inc. (L)	15,188	1,489,335
Boston Properties, Inc.	9,136	700,548
Equity Residential	40,320	1,819,642
Pebblebrook Hotel Trust (I)	19,330	396,652
ProLogis	93,694	1,066,238
Rayonier, Inc. (L)	28,041	1,258,480
Ventas, Inc.	26,003	1,220,841

		7,951,736
Real Estate Management & Development - 0.46%
The St. Joe Company (I)(L)	30,307	837,989

		29,562,451
Health Care - 8.37%
Health Care Equipment & Supplies - 1.01%
Hospira, Inc. (I)	34,829	1,813,198
Health Care Providers & Services - 1.60%
CIGNA Corp.	51,418	1,720,960
Universal Health Services, Inc., Class B	27,320	1,157,822

		2,878,782
Life Sciences Tools & Services - 1.03%
Life Technologies Corp. (I)	37,191	1,861,781
Pharmaceuticals - 4.73%
Forest Laboratories, Inc. (I)	107,805	2,789,993
Mylan, Inc. (I)(L)	226,903	4,410,994
Watson Pharmaceuticals, Inc. (I)	30,391	1,342,067

		8,543,054

		15,096,815
Industrials - 20.42%
Aerospace & Defense - 1.15%
Goodrich Corp.	29,778	2,066,593
Airlines - 1.43%
AMR Corp. (I)(L)	33,521	257,106
Continental Airlines, Inc., Class B (I)(L)	27,633	583,056
Delta Air Lines, Inc. (I)(L)	64,111	870,627
UAL Corp. (I)(L)	19,696	394,117

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
US Airways Group, Inc. (I)	54,499	$481,226

		2,586,132
Building Products - 0.75%
A.O. Smith Corp. (L)	28,902	1,347,411
Commercial Services & Supplies - 0.94%
Ritchie Brothers Auctioneers, Inc. (L)	83,486	1,701,445
Construction & Engineering - 3.05%
Chicago Bridge & Iron Company NV (I)	60,983	1,211,732
Fluor Corp.	19,373	908,981
Foster Wheeler AG (I)	43,198	1,037,184
Insituform Technologies, Inc., Class A (I)	10,595	216,774
Jacobs Engineering Group, Inc. (I)	28,036	1,170,783
KBR, Inc.	43,808	962,900

		5,508,354
Electrical Equipment - 3.49%
Cooper Industries PLC	106,130	4,984,926
Rockwell Automation, Inc.	24,545	1,311,439

		6,296,365
Industrial Conglomerates - 1.29%
McDermott International, Inc. (I)	105,105	2,331,229
Machinery - 5.01%
AGCO Corp. (I)	46,190	1,328,886
Eaton Corp.	47,299	3,308,565
Ingersoll-Rand PLC (L)	52,824	1,970,863
Parker Hannifin Corp.	23,691	1,456,049
The Manitowoc Company, Inc.	80,904	965,185

		9,029,548
Road & Rail - 2.75%
Con-way, Inc.	13,569	461,617
CSX Corp.	25,180	1,315,655
J.B. Hunt Transport Services, Inc.	11,404	393,780
Kansas City Southern (I)(L)	45,604	1,740,705
Knight Transportation, Inc. (L)	10,854	215,778
Landstar System, Inc.	8,228	345,082
Old Dominion Freight Lines, Inc. (I)	6,163	219,649
Werner Enterprises, Inc. (L)	11,950	269,353

		4,961,619
Trading Companies & Distributors - 0.56%
WW Grainger, Inc.	9,919	1,009,258

		36,837,954
Information Technology - 10.40%
Communications Equipment - 0.98%
Brocade Communications Systems, Inc. (I)	152,262	829,828
Tellabs, Inc.	104,678	942,102

		1,771,930
Electronic Equipment, Instruments & Components - 2.52%
Agilent Technologies, Inc. (I)	65,846	2,130,777
Avnet, Inc. (I)	50,490	1,450,073
Celestica, Inc. (I)	103,985	968,100

		4,548,950
IT Services - 0.46%
Computer Sciences Corp.	16,706	835,133
Semiconductors & Semiconductor Equipment - 2.52%
LSI Corp. (I)	656,785	3,500,664
Microchip Technology, Inc. (L)	37,270	1,037,970

		4,538,634

The accompanying notes are an integral part of the financial statements.	151

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 3.92%
Adobe Systems, Inc. (I)	47,396	$1,520,464
Autodesk, Inc. (I)	58,961	1,725,199
BMC Software, Inc. (I)	55,225	2,043,877
Check Point Software Technologies, Ltd. (I)	58,050	1,780,394

		7,069,934

		18,764,581
Materials - 7.39%
Chemicals - 4.46%
Agrium, Inc. (L)	25,734	1,412,539
Eastman Chemical Company (L)	40,316	2,434,683
Huntsman Corp.	27,768	277,125
Lubrizol Corp.	21,819	1,932,509
PPG Industries, Inc. (L)	31,069	1,990,591

		8,047,447
Construction Materials - 0.68%
Cemex SAB de CV, SADR (I)(L)	113,996	1,234,577
Metals & Mining - 2.00%
Cliffs Natural Resources, Inc.	6,329	353,538
Freeport-McMoRan Copper & Gold, Inc.	22,390	1,568,420
Steel Dynamics, Inc.	52,324	767,593
United States Steel Corp. (L)	19,265	909,501

		3,599,052
Paper & Forest Products - 0.25%
Louisiana-Pacific Corp. (I)	53,907	458,210

		13,339,286
Telecommunication Services - 3.75%
Diversified Telecommunication Services - 2.88%
CenturyTel, Inc. (L)	53,473	1,835,728
Qwest Communications International, Inc. (L)	344,220	1,803,713
Windstream Corp. (L)	146,498	1,563,134

		5,202,575
Wireless Telecommunication Services - 0.87%
Sprint Nextel Corp. (I)	305,445	1,566,933

		6,769,508
Utilities - 5.34%
Electric Utilities - 1.55%
Allegheny Energy, Inc.	44,256	905,478
Pepco Holdings, Inc.	83,791	1,351,549
Pinnacle West Capital Corp.	15,664	549,963

		2,806,990
Gas Utilities - 0.95%
EQT Corp.	19,918	780,586
Questar Corp.	20,674	927,436

		1,708,022
Multi-Utilities - 2.84%
DTE Energy Company	20,225	920,440
Sempra Energy	62,091	2,856,186
Wisconsin Energy Corp.	27,574	1,351,126

		5,127,752

		9,642,764

TOTAL COMMON STOCKS (Cost $138,097,283)		$170,677,714

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.55%
Consumer Discretionary - 0.36%
Automobiles - 0.36%
Ford Motor Company
4.250%, 11/15/2016	$467,000	$656,135
Telecommunication Services - 0.19%
Diversified Telecommunication Services - 0.19%
Qwest Communications International, Inc.
3.500%, 11/15/2025	302,000	334,088

TOTAL CONVERTIBLE BONDS (Cost $855,615)		$990,223

CORPORATE BONDS - 2.32%
Financials - 2.32%
Capital Markets - 2.32%
Deutsche Bank AG/London, Zero
Coupon, 11/02/2010
Zero Coupon 11/02/2010 (S)	5,014,000	4,178,166

TOTAL CORPORATE BONDS (Cost $5,014,000)		$4,178,166

SHORT-TERM INVESTMENTS - 20.51%
Repurchase Agreement - 0.13%
Repurchase Agreement with State Street Corp.
dated 05/28/2010 at 0.01% to be
repurchased at $241,000 on 06/01/2010,
collateralized by $250,000 Federal Home
Loan Mortgage Corp., zero coupon due
11/17/2010 (valued at $249,688,
including interest).	$241,000	241,000
Short-Term Securities* - 1.77%
Federal Home Loan Bank Discount Note,
0.010%, 06/01/2010	3,200,000	3,200,000
Securities Lending Collateral - 18.61%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	3,355,202	33,575,840

TOTAL SHORT-TERM INVESTMENTS (Cost $37,010,123)		$37,016,840

Total Investments (Mid Cap Value Equity Fund)
(Cost $180,977,021) - 117.97%		$212,862,943
Other assets and liabilities, net - (17.97%)		(32,417,512)

TOTAL NET ASSETS - 100.00%		$180,445,431

Mid Cap Value Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.30%
Consumer Discretionary - 11.26%
Auto Components - 0.19%
The Goodyear Tire & Rubber Company (I)	4,700	$55,930
TRW Automotive Holdings Corp. (I)	1,800	54,144

		110,074
Distributors - 0.67%
Genuine Parts Company	9,700	393,917
Diversified Consumer Services - 0.65%
Education Management Corp. (I)	1,300	27,469
H&R Block, Inc.	20,500	329,640
Weight Watchers International, Inc.	1,100	30,162

		387,271

The accompanying notes are an integral part of the financial statements.	152

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 2.51%
Brinker International, Inc.	6,000	$106,680
Darden Restaurants, Inc.	8,100	347,490
Hyatt Hotels Corp., Class A (I)	2,700	109,242
MGM Resorts International (I)	8,100	100,926
Penn National Gaming, Inc. (I)	4,100	104,960
Royal Caribbean Cruises, Ltd. (I)	5,500	159,500
Starwood Hotels & Resorts Worldwide, Inc.	5,700	263,625
Wendy’s/Arby’s Group, Inc., Class A	7,900	35,629
Wyndham Worldwide Corp.	10,900	257,240

		1,485,292
Household Durables - 3.02%
D.R. Horton, Inc.	17,500	213,325
Leggett & Platt, Inc.	9,100	211,848
Lennar Corp., Class A	9,200	159,160
Mohawk Industries, Inc. (I)	3,483	195,605
Newell Rubbermaid, Inc.	17,000	283,220
NVR, Inc. (I)	200	137,056
Pulte Group, Inc. (I)	13,700	152,618
Toll Brothers, Inc. (I)	5,600	117,992
Whirlpool Corp.	3,000	313,320

		1,784,144
Internet & Catalog Retail - 0.76%
Liberty Media Corp. - Interactive, Class A
(Tracking Stock) (I)	34,756	450,785
Leisure Equipment & Products - 1.33%
Hasbro, Inc.	7,500	301,125
Mattel, Inc.	22,300	483,018

		784,143
Media - 0.79%
Clear Channel Outdoor Holdings,
Inc., Class A (I)	1,200	11,184
Gannett Company, Inc.	14,300	222,222
Interactive Data Corp.	2,300	74,865
Lamar Advertising Company, Class A (I)	1,800	53,046
Liberty Media Corp -Capital, Series A (I)	2,600	109,356

		470,673
Specialty Retail - 1.34%
American Eagle Outfitters, Inc.	6,000	78,600
AutoNation, Inc. (I)	4,200	84,126
Foot Locker, Inc.	9,200	137,172
GameStop Corp., Class A (I)	3,400	77,486
Ltd. Brands, Inc.	16,600	412,676

		790,060

		6,656,359
Consumer Staples - 5.60%
Beverages - 0.83%
Constellation Brands, Inc., Class A (I)	11,900	198,254
Dr. Pepper Snapple Group, Inc.	7,700	291,522

		489,776
Food & Staples Retailing - 0.30%
SUPERVALU, Inc.	13,000	175,110
Food Products - 3.74%
Bunge, Ltd.	8,400	409,584
Dean Foods Company (I)	11,100	118,215
Hormel Foods Corp.	2,900	115,420
McCormick & Company, Inc.	7,300	281,561
Mead Johnson Nutrition Company	4,400	217,008
Ralcorp Holdings, Inc. (I)	3,387	203,457
Smithfield Foods, Inc. (I)	9,000	155,160

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
The J.M. Smucker Company	7,200	$397,584
Tyson Foods, Inc., Class A	17,800	312,924

		2,210,913
Household Products - 0.48%
Church & Dwight Company, Inc.	4,296	282,720
Personal Products - 0.25%
Alberto-Culver Company	5,400	148,608

		3,307,127
Energy - 5.17%
Energy Equipment & Services - 1.64%
Nabors Industries, Ltd. (I)	17,400	331,122
Patterson-UTI Energy, Inc.	9,400	131,882
Pride International, Inc. (I)	10,700	265,039
Rowan Companies, Inc. (I)	4,500	111,420
Tidewater, Inc.	3,111	130,071

		969,534
Oil, Gas & Consumable Fuels - 3.53%
Arch Coal, Inc.	9,900	213,345
Cabot Oil & Gas Corp.	2,100	72,849
Cimarex Energy Company	5,100	374,748
Denbury Resources, Inc. (I)	15,000	246,750
Forest Oil Corp. (I)	6,500	173,160
Kinder Morgan Management LLC (I)	2,400	132,936
Newfield Exploration Company (I)	8,194	426,580
Plains Exploration & Production Company (I)	8,500	187,850
Sunoco, Inc.	7,100	212,077
Tesoro Corp.	4,100	47,970

		2,088,265

		3,057,799
Financials - 29.92%
Capital Markets - 1.26%
Federated Investors, Inc., Class B	5,700	126,597
Jefferies Group, Inc.	6,800	158,644
Legg Mason, Inc.	9,700	288,284
Raymond James Financial, Inc.	6,000	169,620

		743,145
Commercial Banks - 4.74%
Associated Banc Corp.	10,000	134,300
BOK Financial Corp.	1,600	80,880
City National Corp.	1,800	103,824
Comerica, Inc.	6,943	264,528
Commerce Bancshares, Inc.	4,236	157,452
Cullen/Frost Bankers, Inc.	3,300	181,104
First Horizon National Corp. (I)	9,000	112,050
Huntington Bancshares, Inc.	43,900	270,424
KeyCorp	53,200	426,664
Marshall & Ilsley Corp.	29,900	243,685
Regions Financial Corp.	73,000	556,990
TCF Financial Corp.	7,800	125,892
Zions Bancorporation	6,000	143,700

		2,801,493
Consumer Finance - 0.56%
SLM Corp. (I)	29,700	329,967
Diversified Financial Services - 0.26%
The NASDAQ OMX Group, Inc. (I)	8,400	156,156
Insurance - 11.11%
American Financial Group, Inc.	4,800	133,920
American International Group, Inc. (I)	7,400	261,812
Arch Capital Group, Ltd. (I)	3,200	235,264

The accompanying notes are an integral part of the financial statements.	153

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Assurant, Inc.	7,000	$242,900
Assured Guaranty, Ltd.	9,600	161,280
Axis Capital Holdings, Ltd.	7,700	234,080
Cincinnati Financial Corp.	9,300	252,867
CoreLogic, Inc. (I)	5,700	193,971
Everest Re Group, Ltd.	3,700	268,916
Fidelity National Financial, Inc., Class A	13,300	191,786
Genworth Financial, Inc., Class A (I)	29,917	466,406
HCC Insurance Holdings, Inc.	6,800	170,476
Lincoln National Corp.	18,500	489,510
Markel Corp. (I)	558	192,817
Mercury General Corp.	1,600	69,136
Old Republic International Corp.	14,000	194,040
PartnerRe, Ltd.	4,002	291,946
Reinsurance Group of America, Inc.	4,400	206,668
RenaissanceRe Holdings, Ltd.	3,700	200,022
Torchmark Corp.	5,000	257,650
Transatlantic Holdings, Inc.	3,900	183,417
Unum Group	20,100	464,310
Validus Holdings, Ltd.	5,400	132,624
W.R. Berkley Corp.	8,400	228,984
White Mountains Insurance Group, Ltd.	500	163,400
Willis Group Holdings PLC	10,300	315,386
XL Capital, Ltd., Class A	20,800	366,288

		6,569,876
Real Estate Investment Trusts - 10.65%
AMB Property Corp.	10,189	264,201
AvalonBay Communities, Inc.	5,000	490,300
Digital Realty Trust, Inc.	3,100	176,421
Duke Realty Corp.	13,700	162,756
Federal Realty Investment Trust	3,700	272,690
HCP, Inc.	17,993	573,257
Health Care, Inc.	7,527	324,263
Hospitality Properties Trust	7,300	164,250
Host Hotels & Resorts, Inc.	25,100	357,926
Kimco Realty Corp.	24,800	354,640
Liberty Property Trust	6,800	209,508
Nationwide Health Properties, Inc.	7,200	255,528
Plum Creek Timber Company, Inc.	10,000	350,200
ProLogis	29,000	330,020
Rayonier, Inc.	4,800	215,424
Realty Income Corp.	6,300	196,182
Regency Centers Corp.	5,000	183,750
SL Green Realty Corp.	4,806	299,366
The Macerich Company	7,900	326,744
UDR, Inc.	9,300	189,069
Ventas, Inc.	9,600	450,720
Weingarten Realty Investors	7,000	146,020

		6,293,235
Thrifts & Mortgage Finance - 1.34%
Capitol Federal Financial	1,300	41,600
New York Community Bancorp, Inc.	25,214	404,685
People’s United Financial, Inc.	22,900	319,913
TFS Financial Corp.	2,000	26,480

		792,678

		17,686,550
Health Care - 4.57%
Biotechnology - 0.37%
Cephalon, Inc. (I)	1,600	94,176
Dendreon Corp. (I)	2,900	125,860

		220,036

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.20%
CareFusion Corp. (I)	5,700	$144,894
Hologic, Inc. (I)	15,800	235,420
Inverness Medical Innovations, Inc. (I)	4,800	167,088
Kinetic Concepts, Inc. (I)	3,900	161,460

		708,862
Health Care Providers & Services - 2.08%
Coventry Health Care, Inc. (I)	9,000	186,300
Health Net, Inc. (I)	6,100	150,365
Humana, Inc. (I)	10,400	478,920
Omnicare, Inc.	7,200	180,792
Universal Health Services, Inc., Class B	5,500	233,090

		1,229,467
Life Sciences Tools & Services - 0.54%
Charles River Laboratories
International, Inc. (I)	3,900	130,806
Pharmaceutical Product Development, Inc.	6,900	185,196

		316,002
Pharmaceuticals - 0.38%
Endo Pharmaceuticals Holdings, Inc. (I)	4,700	98,418
King Pharmaceuticals, Inc. (I)	14,600	126,582

		225,000

		2,699,367
Industrials - 9.07%
Aerospace & Defense - 1.12%
Goodrich Corp.	7,700	534,380
Spirit Aerosystems Holdings, Inc. (I)	6,400	124,672

		659,052
Airlines - 0.09%
AMR Corp. (I)	7,100	54,457
Building Products - 0.89%
Masco Corp.	22,000	293,700
Owens Corning, Inc. (I)	7,000	233,310

		527,010
Commercial Services & Supplies - 1.61%
Avery Dennison Corp.	6,200	211,916
Cintas Corp.	8,300	215,800
Pitney Bowes, Inc.	12,500	283,000
R.R. Donnelley & Sons Company	12,400	237,584

		948,300
Construction & Engineering - 0.98%
Aecom Technology Corp. (I)	5,600	142,128
KBR, Inc.	9,700	213,206
URS Corp. (I)	5,013	223,480

		578,814
Electrical Equipment - 1.23%
Cooper Industries PLC	10,206	479,376
Rockwell Automation, Inc.	4,400	235,092
SunPower Corp., Class B (I)	1,300	15,067

		729,535
Machinery - 2.19%
AGCO Corp. (I)	5,700	163,989
Dover Corp.	11,446	513,811
Harsco Corp.	4,900	133,329
Pall Corp.	3,500	119,175
Pentair, Inc.	6,000	206,160
SPX Corp.	1,499	88,591

The accompanying notes are an integral part of the financial statements.	154

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Terex Corp. (I)	3,300	$71,808

		1,296,863
Professional Services - 0.58%
Equifax, Inc.	7,556	228,569
Manpower, Inc.	2,500	114,275

		342,844
Road & Rail - 0.38%
Hertz Global Holdings, Inc. (I)	6,900	78,384
Ryder Systems, Inc.	3,300	148,302

		226,686

		5,363,561
Information Technology - 10.80%
Communications Equipment - 0.56%
Harris Corp.	2,800	131,348
Tellabs, Inc.	22,200	199,800

		331,148
Computers & Peripherals - 1.39%
Lexmark International, Inc., Class A (I)	4,800	180,240
Seagate Technology (I)	30,600	470,016
Western Digital Corp. (I)	4,900	170,569

		820,825
Electronic Equipment, Instruments & Components - 1.79%
Arrow Electronics, Inc. (I)	3,667	100,036
Avnet, Inc. (I)	9,100	261,352
Flextronics International, Ltd. (I)	31,800	208,608
Ingram Micro, Inc., Class A (I)	10,000	169,600
Jabil Circuit, Inc.	12,000	164,280
Molex, Inc.	3,700	78,366
Molex, Inc., Class A	4,400	77,396

		1,059,638
Internet Software & Services - 0.48%
AOL, Inc. (I)	6,600	136,158
IAC/InterActiveCorp (I)	6,400	150,112

		286,270
IT Services - 1.82%
Computer Sciences Corp.	9,400	469,906
DST Systems, Inc.	1,200	45,984
SAIC, Inc. (I)	24,100	414,279
Total Systems Services, Inc.	9,900	144,540

		1,074,709
Semiconductors & Semiconductor Equipment - 4.43%
Advanced Micro Devices, Inc. (I)	17,500	149,975
KLA-Tencor Corp.	10,500	323,085
Lam Research Corp. (I)	5,100	193,086
LSI Corp. (I)	40,200	214,266
Maxim Integrated Products, Inc.	18,700	332,112
Microchip Technology, Inc.	11,300	314,705
Micron Technology, Inc. (I)	52,100	473,589
National Semiconductor Corp.	14,600	205,130
Xilinx, Inc.	16,800	410,760

		2,616,708
Software - 0.33%
Synopsys, Inc. (I)	9,000	192,780

		6,382,078
Materials - 7.50%
Chemicals - 2.67%
Airgas, Inc.	4,800	299,856

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Albemarle Corp.	5,000	$215,300
Ashland, Inc.	4,500	241,245
Eastman Chemical Company	4,400	265,716
FMC Corp.	2,683	162,456
International Flavors & Fragrances, Inc.	4,726	210,307
Valspar Corp.	5,800	181,946

		1,576,826
Construction Materials - 0.94%
Martin Marietta Materials, Inc.	1,800	167,814
Vulcan Materials Company	7,700	388,696

		556,510
Containers & Packaging - 2.48%
Ball Corp.	5,400	265,950
Bemis Company, Inc.	6,600	189,288
Greif, Inc., Class A	1,493	81,816
Owens-Illinois, Inc. (I)	10,300	312,399
Pactiv Corp. (I)	8,100	231,498
Sealed Air Corp.	9,600	200,064
Sonoco Products Company	6,100	188,551

		1,469,566
Metals & Mining - 0.99%
Reliance Steel & Aluminum Company	4,300	197,413
Steel Dynamics, Inc.	8,200	120,294
United States Steel Corp.	5,700	269,097

		586,804
Paper & Forest Products - 0.42%
MeadWestvaco Corp.	10,300	246,170

		4,435,876
Telecommunication Services - 1.35%
Diversified Telecommunication Services - 0.87%
Frontier Communications Corp.	19,200	152,640
Level 3 Communications, Inc. (I)	48,200	64,588
Windstream Corp.	28,000	298,760

		515,988
Wireless Telecommunication Services - 0.48%
Clearwire Corp. (I)	2,100	17,094
MetroPCS Communications, Inc. (I)	5,300	47,647
Telephone & Data Systems, Inc.	3,000	98,640
Telephone & Data Systems, Inc. -
Special Shares	2,600	75,010
United States Cellular Corp. (I)	1,100	45,661

		284,052

		800,040
Utilities - 12.06%
Electric Utilities - 2.17%
Allegheny Energy, Inc.	10,200	208,692
DPL, Inc.	7,200	180,288
Northeast Utilities	10,800	280,260
NV Energy, Inc.	14,200	167,418
Pepco Holdings, Inc.	13,300	214,529
Pinnacle West Capital Corp.	6,600	231,726

		1,282,913
Gas Utilities - 2.51%
AGL Resources, Inc.	4,700	171,550
Energen Corp.	4,100	181,507
National Fuel Gas Company	4,200	204,120
Oneok, Inc.	6,200	275,714
Questar Corp.	10,600	475,516

The accompanying notes are an integral part of the financial statements.	155

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities (continued)
UGI Corp.	6,600	$172,524

		1,480,931
Independent Power Producers & Energy Traders - 1.54%
Constellation Energy Group, Inc.	11,700	413,946
Dynegy, Inc. (I)	3,860	20,188
Mirant Corp. (I)	8,500	105,570
NRG Energy, Inc. (I)	16,000	373,600

		913,304
Multi-Utilities - 5.23%
Alliant Energy Corp.	6,700	215,338
CenterPoint Energy, Inc.	22,800	310,536
CMS Energy Corp.	13,900	204,052
DTE Energy Company	10,100	459,651
Integrys Energy Group, Inc.	4,600	208,012
MDU Resources Group, Inc.	10,800	201,960
NiSource, Inc.	16,900	252,824
NSTAR	6,400	224,704
OGE Energy Corp.	5,800	211,352
SCANA Corp.	7,100	257,658
TECO Energy, Inc.	12,300	191,265
Wisconsin Energy Corp.	7,200	352,800

		3,090,152
Water Utilities - 0.61%
American Water Works Company, Inc.	10,500	213,570
Aqua America, Inc.	8,300	144,834

		358,404

		7,125,704

TOTAL COMMON STOCKS (Cost $62,029,446)		$57,514,461

SHORT-TERM INVESTMENTS - 1.90%
Short-Term Securities* - 1.90%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.180%	$980,890	980,890
U.S. Treasury Bills
0.010%, 06/17/2010 (F)	95,000	94,994
0.140%, 08/19/2010 (F)	50,000	49,985

		1,125,869

TOTAL SHORT-TERM INVESTMENTS (Cost $1,125,869)		$1,125,869

Total Investments (Mid Cap Value Index Fund)
(Cost $63,155,315) - 99.20%		$58,640,330
Other assets and liabilities, net - 0.80%		471,619

TOTAL NET ASSETS - 100.00%		$59,111,949

Mid Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.40%
Consumer Discretionary - 17.64%
Auto Components - 1.22%
BorgWarner, Inc. (I)(L)	88,200	$3,286,332
TRW Automotive Holdings Corp. (I)	29,700	893,376

		4,179,708
Diversified Consumer Services - 2.60%
Apollo Group, Inc., Class A (I)	38,800	2,062,608
Career Education Corp. (I)(L)	142,100	3,978,800

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Weight Watchers International, Inc.	104,300	$2,859,906

		8,901,314
Hotels, Restaurants & Leisure - 1.13%
International Game Technology	197,700	3,868,989
Household Durables - 1.97%
Fortune Brands, Inc.	82,500	3,914,625
Harman International Industries, Inc. (I)(L)	52,000	1,679,600
Pulte Group, Inc. (I)	104,400	1,163,016

		6,757,241
Internet & Catalog Retail - 1.27%
Expedia, Inc. (L)	48,300	1,041,348
Liberty Media Corp. - Interactive, Class A
(Tracking Stock) (I)	256,200	3,322,914

		4,364,262
Leisure Equipment & Products - 1.49%
Mattel, Inc.	180,400	3,907,464
Sankyo Company, Ltd.	28,000	1,210,645

		5,118,109
Media - 4.36%
Discovery Communications, Inc., Series C (I)	21,200	672,888
DISH Network Corp.	73,400	1,530,390
Liberty Media - Starz, Series A
(Tracking Stock) (I)	21,000	1,098,720
Meredith Corp. (L)	126,300	4,242,417
Scholastic Corp.	112,500	2,941,875
Scripps Networks Interactive, Inc., Class A	61,400	2,774,052
The Washington Post Company, Class B	3,600	1,676,628

		14,936,970
Multiline Retail - 1.06%
Dollar General Corp. (I)	119,600	3,615,508
Specialty Retail - 2.54%
Bed Bath & Beyond, Inc. (I)	37,300	1,673,651
CarMax, Inc. (I)(L)	61,500	1,336,395
The Gap, Inc.	195,800	4,268,440
Tiffany & Company (L)	31,700	1,440,131

		8,718,617

		60,460,718
Consumer Staples - 8.96%
Beverages - 0.40%
Brown Forman Corp.	24,700	1,369,862
Food & Staples Retailing - 2.76%
Sysco Corp.	130,100	3,878,281
The Kroger Company	232,000	4,670,160
Whole Foods Market, Inc. (I)(L)	22,500	909,675

		9,458,116
Food Products - 3.87%
Campbell Soup Company	127,400	4,562,194
McCormick & Company, Inc. (L)	61,600	2,375,912
The Hershey Company (L)	109,100	5,105,880
Tootsie Roll Industries, Inc. (L)	48,719	1,219,924

		13,263,910
Personal Products - 1.93%
Alberto-Culver Company	172,900	4,758,208
Estee Lauder Companies, Inc., Class A	31,900	1,858,813

		6,617,021

		30,708,909

The accompanying notes are an integral part of the financial statements.	156

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 8.35%
Energy Equipment & Services - 0.82%
Baker Hughes, Inc.	31,547	$1,203,203
Smith International, Inc.	42,400	1,592,544

		2,795,747
Oil, Gas & Consumable Fuels - 7.53%
Arch Coal, Inc. (L)	81,706	1,760,764
Cimarex Energy Company (L)	58,700	4,313,276
El Paso Corp.	62,800	712,152
Hess Corp.	11,100	590,520
Marathon Oil Corp.	75,200	2,337,968
Murphy Oil Corp.	70,300	3,752,614
Nexen, Inc.	289,800	6,320,538
Suncor Energy, Inc.	45,764	1,393,971
Sunoco, Inc.	98,500	2,942,195
The Williams Companies, Inc.	85,900	1,696,525

		25,820,523

		28,616,270
Financials - 19.75%
Capital Markets - 3.26%
E*TRADE Financial Corp. (I)	679,100	1,005,068
Greenhill & Company, Inc. (L)	37,600	2,605,304
Janus Capital Group, Inc.	265,200	2,827,032
Northern Trust Corp. (L)	93,600	4,755,816

		11,193,220
Commercial Banks - 5.04%
CIT Group, Inc. (I)	96,500	3,550,235
Commerce Bancshares, Inc.	30,700	1,141,119
First Horizon National Corp. (I)(L)	188,401	2,345,592
KeyCorp	310,100	2,487,002
Marshall & Ilsley Corp.	266,800	2,174,420
Valley National Bancorp (L)	55,681	805,147
Westamerica Bancorp. (L)	42,200	2,349,274
Wilmington Trust Corp. (L)	161,100	2,429,388

		17,282,177
Consumer Finance - 1.09%
Discover Financial Services	277,200	3,728,340
Insurance - 6.15%
Aon Corp.	14,500	572,315
Arthur J. Gallagher & Company	36,100	891,309
Assured Guaranty, Ltd.	36,600	614,880
Axis Capital Holdings, Ltd.	7,100	215,840
CoreLogic, Inc. (I)	103,400	3,518,702
Fidelity National Financial, Inc., Class A	242,300	3,493,966
Marsh & McLennan Companies, Inc.	183,500	4,002,135
OneBeacon Insurance Group, Ltd.	60,400	875,196
The Allstate Corp.	95,900	2,937,417
The Progressive Corp.	150,600	2,950,254
The Travelers Companies, Inc.	20,300	1,004,241

		21,076,255
Real Estate Investment Trusts - 2.73%
Cousins Properties, Inc.	155,773	1,201,010
Federal Realty Investment Trust	4,700	346,390
Kimco Realty Corp. (L)	212,300	3,035,890
SL Green Realty Corp.	26,600	1,656,914
Starwood Property Trust, Inc.	53,400	973,482
Vornado Realty Trust	7,110	552,305
Weingarten Realty Investors (L)	76,100	1,587,446

		9,353,437

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development - 1.10%
Forest City Enterprises, Inc., Class A (I)	21,000	$278,460
The St. Joe Company (I)(L)	126,800	3,506,020

		3,784,480
Thrifts & Mortgage Finance - 0.38%
MGIC Investment Corp. (I)(L)	137,700	1,288,872

		67,706,781
Health Care - 6.72%
Biotechnology - 0.66%
Biogen Idec, Inc. (I)(L)	8,500	403,155
OSI Pharmaceuticals, Inc. (I)(L)	32,300	1,853,374

		2,256,529
Health Care Equipment & Supplies - 2.89%
Beckman Coulter, Inc.	18,900	1,085,616
Boston Scientific Corp. (I)	212,800	1,287,440
CareFusion Corp. (I)	113,550	2,886,441
Stryker Corp.	41,300	2,190,139
Zimmer Holdings, Inc. (I)	44,100	2,466,513

		9,916,149
Health Care Providers & Services - 3.17%
Cardinal Health, Inc.	101,800	3,511,082
Healthsouth Corp. (I)(L)	307,300	6,102,978
Select Medical Holdings Corp. (I)	153,700	1,244,970

		10,859,030

		23,031,708
Industrials - 8.23%
Aerospace & Defense - 0.63%
Raytheon Company	41,100	2,154,051
Airlines - 2.60%
Delta Air Lines, Inc. (I)(L)	165,600	2,248,848
Southwest Airlines Company	536,600	6,675,304

		8,924,152
Commercial Services & Supplies - 0.76%
Cintas Corp. (L)	100,300	2,607,800
Industrial Conglomerates - 0.93%
Textron, Inc. (L)	153,500	3,172,845
Machinery - 1.13%
Harsco Corp.	50,400	1,371,384
WABCO Holdings, Inc. (I)	82,600	2,511,040

		3,882,424
Professional Services - 1.47%
Equifax, Inc.	25,500	771,375
Manpower, Inc.	66,600	3,044,286
Verisk Analytics, Inc., Class A (I)	40,500	1,225,125

		5,040,786
Road & Rail - 0.71%
Hertz Global Holdings, Inc. (I)(L)	214,600	2,437,856

		28,219,914
Information Technology - 7.82%
Communications Equipment - 0.91%
Harris Corp.	13,400	628,594
Motorola, Inc. (I)	365,100	2,500,935

		3,129,529
Electronic Equipment, Instruments & Components - 3.14%
AVX Corp.	134,900	1,884,553
Molex, Inc., Class A	221,600	3,897,944
National Instruments Corp.	15,900	511,821

The accompanying notes are an integral part of the financial statements.	157

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Tyco Electronics, Ltd.	155,000	$4,467,100

		10,761,418
IT Services - 1.04%
Automatic Data Processing, Inc.	9,900	404,712
Paychex, Inc. (L)	111,300	3,176,502

		3,581,214
Semiconductors & Semiconductor Equipment - 1.93%
ASML Holding NV -New York
Registered Shares (L)	28,000	791,280
National Semiconductor Corp. (L)	81,100	1,139,455
Novellus Systems, Inc. (I)(L)	180,900	4,670,838

		6,601,573
Software - 0.80%
CA, Inc.	67,700	1,370,925
Electronic Arts, Inc. (I)	82,700	1,365,377

		2,736,302

		26,810,036
Materials - 6.65%
Chemicals - 1.80%
International Flavors & Fragrances, Inc.	37,000	1,646,500
Nalco Holding Company	119,200	2,701,072
Sigma-Aldrich Corp.	34,100	1,816,848

		6,164,420
Containers & Packaging - 0.76%
Temple-Inland, Inc.	124,000	2,620,120
Metals & Mining - 1.89%
Agnico Eagle Mines, Ltd.	43,000	2,518,940
Franco-Nevada Corp.	81,400	2,351,348
Gold Fields, Ltd.	116,500	1,601,875

		6,472,163
Paper & Forest Products - 2.20%
Domtar Corp. (I)	8,733	534,460
Weyerhaeuser Company	164,400	7,000,152

		7,534,612

		22,791,315
Telecommunication Services - 1.43%
Diversified Telecommunication Services - 0.33%
Hellenic Telecommunications Organization SA	20,600	170,934
Hellenic Telecommunications Organization
SA, SADR	229,400	972,656

		1,143,590
Wireless Telecommunication Services - 1.10%
Telephone & Data Systems, Inc.	33,800	1,111,344
Telephone & Data Systems, Inc. -
Special Shares	92,500	2,668,625

		3,779,969

		4,923,559
Utilities - 8.85%
Electric Utilities - 3.65%
Allegheny Energy, Inc. (L)	220,600	4,513,476
American Electric Power Company, Inc.	52,400	1,674,704
Duke Energy Corp.	113,200	1,806,672
FirstEnergy Corp.	22,300	785,183
Pepco Holdings, Inc.	78,500	1,266,205
Pinnacle West Capital Corp.	27,300	958,503

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
PPL Corp.	58,400	$1,507,304

		12,512,047
Independent Power Producers & Energy Traders - 4.11%
Calpine Corp. (I)(L)	230,500	3,157,850
Constellation Energy Group, Inc.	85,500	3,024,990
Mirant Corp. (I)	286,800	3,562,056
NRG Energy, Inc. (I)	111,900	2,612,865
RRI Energy, Inc. (I)	391,600	1,730,872

		14,088,633
Multi-Utilities - 1.09%
Ameren Corp.	5,700	140,562
NiSource, Inc.	207,400	3,102,703
TECO Energy, Inc. (L)	31,500	489,825

		3,733,090

		30,333,770

TOTAL COMMON STOCKS (Cost $265,021,719)		$323,602,980

PREFERRED STOCKS - 0.17%
Financials - 0.17%
Insurance - 0.17%
Assured Guaranty, Ltd. 8.500%	8,300	588,155

TOTAL PREFERRED STOCKS (Cost $415,000)		$588,155

CONVERTIBLE BONDS - 0.99%
Financials - 0.19%
Capital Markets - 0.12%
Janus Capital Group, Inc.
3.250%, 07/15/2014	398,000	430,338
Thrifts & Mortgage Finance - 0.07%
MGIC Investment Corp.
5.000%, 05/01/2017	228,000	235,695

		666,033
Industrials - 0.51%
Industrial Conglomerates - 0.27%
Textron Inc, Series TXT
4.500%, 05/01/2013	550,000	931,563
Road & Rail - 0.24%
Hertz Global Holdings, Inc.
5.250%, 06/01/2014	539,000	826,018

		1,757,581
Materials - 0.29%
Metals & Mining - 0.29%
Alcoa, Inc.
5.250%, 03/15/2014	509,000	977,916

TOTAL CONVERTIBLE BONDS (Cost $2,708,183)		$3,401,530

SHORT-TERM INVESTMENTS - 28.15%
Short-Term Securities* - 5.66%
State Street Institutional US Government
Money Market Fund, 0.03489%	$832,208	832,208
T. Rowe Price Reserve Investment
Fund, 0.3057%	18,584,043	18,584,043

		19,416,251

The accompanying notes are an integral part of the financial statements.	158

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 22.49%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	$7,702,501	$77,079,701

TOTAL SHORT-TERM INVESTMENTS (Cost $96,504,562)		$96,495,952

Total Investments (Mid Value Fund)
(Cost $364,649,464) - 123.71%		$424,088,617
Other assets and liabilities, net - (23.71%)		(81,268,553)

TOTAL NET ASSETS - 100.00%		$342,820,064

Optimized Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.04%
Consumer Discretionary - 15.53%
Auto Components - 0.39%
Lear Corp. (I)	18,290	$1,237,684
Hotels, Restaurants & Leisure - 1.01%
Starbucks Corp.	123,484	3,197,001
Household Durables - 2.79%
Newell Rubbermaid, Inc.	251,371	4,187,841
Tupperware Brands Corp.	108,816	4,623,592

		8,811,433
Media - 7.04%
Comcast Corp., Class A	246,462	4,458,498
Gannett Company, Inc.	250,561	3,893,718
Meredith Corp.	68,747	2,309,212
News Corp., Class A	279,301	3,686,773
The Walt Disney Company	145,986	4,878,852
Viacom, Inc., Class B	89,899	3,021,505

		22,248,558
Specialty Retail - 2.90%
PetSmart, Inc.	235,328	7,474,017
The Gap, Inc.	70,985	1,547,473
TJX Companies, Inc.	2,861	130,061

		9,151,551
Textiles, Apparel & Luxury Goods - 1.40%
Coach, Inc.	57,427	2,360,824
Phillips-Van Heusen Corp.	37,706	2,063,649

		4,424,473

		49,070,700
Consumer Staples - 3.75%
Beverages - 0.99%
Dr. Pepper Snapple Group, Inc.	82,994	3,142,153
Food Products - 2.25%
ConAgra Foods, Inc.	293,795	7,103,963
Household Products - 0.51%
Colgate-Palmolive Company	20,530	1,603,188

		11,849,304
Energy - 13.94%
Energy Equipment & Services - 3.12%
Atwood Oceanics, Inc. (I)	79,048	2,146,153
National Oilwell Varco, Inc.	41,137	1,568,554
Noble Corp. (I)	84,915	2,468,479
Schlumberger, Ltd.	50,360	2,827,714

Optimized Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Transocean, Ltd. (I)	14,866	$843,943

		9,854,843
Oil, Gas & Consumable Fuels - 10.82%
Apache Corp.	51,865	4,643,992
Chesapeake Energy Corp.	84,579	1,889,495
Chevron Corp.	67,660	4,998,044
ConocoPhillips	130,160	6,750,098
El Paso Corp.	322,622	3,658,533
Exxon Mobil Corp.	118,070	7,138,512
Marathon Oil Corp.	99,186	3,083,693
Occidental Petroleum Corp.	11,031	910,168
SandRidge Energy, Inc. (I)	173,410	1,116,760

		34,189,295

		44,044,138
Financials - 27.73%
Capital Markets - 6.04%
Credit Suisse Group AG SADR	108,267	4,188,850
The Blackstone Group LP	385,779	4,108,546
The Goldman Sachs Group, Inc.	74,852	10,798,150

		19,095,546
Commercial Banks - 1.58%
Wells Fargo & Company	173,589	4,980,268
Diversified Financial Services - 6.16%
Bank of America Corp.	376,414	5,924,756
Citigroup, Inc. (I)	793,269	3,141,345
ING Groep NV SADR (I)	312,890	2,478,089
JPMorgan Chase & Company	200,312	7,928,349

		19,472,539
Insurance - 5.18%
Aflac, Inc.	93,148	4,126,456
Assured Guaranty, Ltd.	199,769	3,356,119
Endurance Specialty Holdings, Ltd.	49,799	1,847,543
Torchmark Corp.	72,958	3,759,526
Unum Group	142,185	3,284,474

		16,374,118
Real Estate Investment Trusts - 5.74%
Annaly Capital Management, Inc.	442,615	7,506,750
Brandywine Realty Trust	236,181	2,737,338
Hospitality Properties Trust	162,639	3,659,378
HRPT Properties Trust	392,855	2,636,057
Mid-America Apartment Communities, Inc.	29,407	1,606,504

		18,146,027
Thrifts & Mortgage Finance - 3.03%
First Niagara Financial Group, Inc.	270,938	3,579,091
Hudson City Bancorp, Inc.	474,332	5,981,327

		9,560,418

		87,628,916
Health Care - 9.04%
Health Care Providers & Services - 1.74%
AmerisourceBergen Corp.	175,959	5,503,998
Life Sciences Tools & Services - 1.62%
PerkinElmer, Inc.	226,061	5,129,324
Pharmaceuticals - 5.68%
Abbott Laboratories	103,257	4,910,903
AstraZeneca PLC, SADR	61,560	2,600,910
Merck & Company, Inc.	39,431	1,328,430
Pfizer, Inc.	206,785	3,149,336
Teva Pharmaceutical Industries, Ltd., SADR	66,584	3,650,135

The accompanying notes are an integral part of the financial statements.	159

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Optimized Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Warner Chilcott, Class A PLC (I)	99,483	$2,300,047

		17,939,761

		28,573,083
Industrials - 7.56%
Industrial Conglomerates - 2.15%
General Electric Company	414,962	6,784,629
Machinery - 2.85%
Deere & Company	81,915	4,724,857
Oshkosh Corp. (I)	120,424	4,278,665

		9,003,522
Road & Rail - 2.56%
Union Pacific Corp.	113,152	8,082,447

		23,870,598
Information Technology - 11.87%
Communications Equipment - 2.77%
Cisco Systems, Inc. (I)	177,431	4,109,302
Harris Corp.	59,679	2,799,542
Tellabs, Inc.	205,044	1,845,396

		8,754,240
Computers & Peripherals - 0.71%
Apple, Inc. (I)	8,768	2,254,779
Electronic Equipment, Instruments & Components - 3.37%
Arrow Electronics, Inc. (I)	144,095	3,930,912
Avnet, Inc. (I)	171,387	4,922,235
Ingram Micro, Inc., Class A (I)	105,758	1,793,656

		10,646,803
IT Services - 1.62%
Lender Processing Services, Inc.	150,783	5,117,575
Semiconductors & Semiconductor Equipment - 1.89%
PMC-Sierra, Inc. (I)	153,259	1,241,398
Skyworks Solutions, Inc. (I)	296,083	4,716,602

		5,958,000
Software - 1.51%
Oracle Corp.	70,927	1,600,822
Salesforce.com, Inc. (I)	36,820	3,186,035

		4,786,857

		37,518,254
Materials - 1.76%
Chemicals - 0.64%
E.I. Du Pont de Nemours & Company	56,017	2,026,135
Containers & Packaging - 1.12%
Owens-Illinois, Inc. (I)	116,136	3,522,405

		5,548,540
Telecommunication Services - 4.85%
Diversified Telecommunication Services - 4.85%
AT&T, Inc.	225,513	5,479,966
BCE, Inc.	141,656	4,137,772
CenturyTel, Inc.	166,504	5,716,082

		15,333,820

		15,333,820
Utilities - 3.01%
Electric Utilities - 0.93%
PPL Corp.	114,248	2,948,741

Optimized Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Independent Power Producers & Energy Traders - 0.92%
Constellation Energy Group, Inc.	81,915	$2,898,153
Multi-Utilities - 1.16%
Public Service Enterprise Group, Inc.	55,769	1,708,203
SCANA Corp.	53,694	1,948,555

		3,656,758

		9,503,652

TOTAL COMMON STOCKS (Cost $301,927,429)		$312,941,005

SHORT-TERM INVESTMENTS - 0.80%
Repurchase Agreement - 0.80%
Repurchase Agreement with State Street Corp.
dated 05/28/2010 at 0.010% to be
repurchased at $2,518,003 on 06/01/2010,
collateralized by $2,270,000 U.S. Treasury
Bonds, 5.000% due 05/15/2037 (valued at
$2,568,505, including interest)	$2,518,000	2,518,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,518,000)		$2,518,000

Total Investments (Optimized Value Fund)
(Cost $304,445,429) - 99.84%		$315,459,005
Other assets and liabilities, net - 0.16%		516,940

TOTAL NET ASSETS - 100.00%		$315,975,945

Real Estate Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.95%
Consumer Discretionary - 4.72%
Hotels, Restaurants & Leisure - 4.72%
Gaylord Entertainment Company (I)(L)	96,200	$2,557,958
Marriott International, Inc., Class A (L)	160,673	5,374,512
Starwood Hotels & Resorts
Worldwide, Inc. (L)	79,400	3,672,250

		11,604,720

		11,604,720
Financials - 91.23%
Real Estate Investment Trusts - 90.82%
Alexandria Real Estate Equities, Inc. (L)	38,100	2,498,598
AMB Property Corp.	238,400	6,181,712
AvalonBay Communities, Inc. (L)	112,716	11,052,931
BioMed Realty Trust, Inc.	61,500	1,046,115
Boston Properties, Inc. (L)	103,250	7,917,210
BRE Properties, Inc.	198,640	8,116,430
Camden Property Trust	182,800	8,342,992
CBL & Associates Properties, Inc. (L)	370,714	5,297,503
Cousins Properties, Inc. (L)	250,909	1,934,508
DCT Industrial Trust, Inc.	533,600	2,582,624
Douglas Emmett, Inc. (L)	359,500	5,565,060
EastGroup Properties, Inc.	78,300	2,895,534
Equity One, Inc. (L)	335,700	5,763,969
Equity Residential	259,950	11,731,544
Essex Property Trust, Inc. (L)	67,600	7,113,548
Federal Realty Investment Trust (L)	111,580	8,223,446
Healthcare Realty Trust, Inc. (L)	243,600	5,585,748
Highwoods Properties, Inc. (L)	105,400	3,105,084
Host Hotels & Resorts, Inc. (L)	450,962	6,430,718
Kilroy Realty Corp. (L)	211,400	6,955,060

The accompanying notes are an integral part of the financial statements.	160

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Kimco Realty Corp. (L)	476,700	$6,816,810
LaSalle Hotel Properties (L)	127,020	2,857,950
Plum Creek Timber Company, Inc. (L)	131,600	4,608,632
Post Properties, Inc.	105,200	2,638,416
ProLogis	133,300	1,516,954
Public Storage	107,300	9,945,637
Regency Centers Corp. (L)	198,250	7,285,688
Simon Property Group, Inc.	265,851	22,605,311
SL Green Realty Corp. (L)	155,100	9,661,179
Starwood Property Trust, Inc.	147,700	2,692,571
Taubman Centers, Inc. (L)	136,100	5,510,689
Terreno Realty Corp. (I)	45,700	824,885
The Macerich Company (L)	201,512	8,334,536
Vornado Realty Trust	170,774	13,265,724
Washington Real Estate Investment Trust (L)	124,800	3,666,624
Weingarten Realty Investors (L)	139,000	2,899,540

		223,471,480
Real Estate Management & Development - 0.41%
The St. Joe Company (I)(L)	37,100	1,025,815

		224,497,295

TOTAL COMMON STOCKS (Cost $150,607,163)		$236,102,015

CONVERTIBLE BONDS - 1.31%
Financials - 1.31%
Real Estate Investment Trusts - 0.57%
General Growth Properties LP
3.980%, 04/15/2027 (S)	1,367,000	1,401,175
Real Estate Management & Development - 0.74%
Forest City Enterprises, Inc.
5.000%, 10/15/2016 (S)	1,550,000	1,829,000

		3,230,175

TOTAL CONVERTIBLE BONDS (Cost $1,619,641)		$3,230,175

SHORT-TERM INVESTMENTS - 35.29%
Short-Term Securities* - 2.64%
State Street Institutional US Government
Money Market Fund, 0.08395%	$891,856	891,856
T. Rowe Price Reserve Investment
Fund, 0.27035%	5,601,891	5,601,891

		6,493,747

SECURITIES LENDING COLLATERAL - 32.65%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	$8,027,878	80,335,779

TOTAL SHORT-TERM INVESTMENTS (Cost $86,819,491)		$86,829,526

Total Investments (Real Estate Equity Fund)
(Cost $239,046,295) - 132.55%		326,161,716
Other assets and liabilities, net - (32.55%)		$(80,094,605)

TOTAL NET ASSETS - 100.00%		$246,067,111

Real Estate Securities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.02%
Financials - 99.02%
Real Estate Investment Trusts - 99.02%
American Campus Communities, Inc.	238,811	$6,392,970
Apartment Investment & Management
Company, Class A (L)	213,867	4,412,076
AvalonBay Communities, Inc. (L)	197,099	19,327,528
Boston Properties, Inc. (L)	215,314	16,510,278
Brandywine Realty Trust	638,700	7,402,533
BRE Properties, Inc.	37,770	1,543,282
Camden Property Trust	152,600	6,964,664
CBL & Associates Properties, Inc.	157,550	2,251,390
Cogdell Spencer, Inc. (L)	337,500	2,264,625
Developers Diversified Realty Corp. (L)	410,900	4,700,696
Digital Realty Trust, Inc. (L)	254,250	14,469,368
DuPont Fabros Technology, Inc.	103,300	2,638,282
Entertainment Properties Trust (L)	87,111	3,566,324
Equity Residential	296,003	13,358,615
Glimcher Realty Trust	301,450	2,098,092
HCP, Inc. (L)	318,173	10,136,992
Health Care, Inc. (L)	156,192	6,728,751
Home Properties, Inc.	138,900	6,754,707
Host Hotels & Resorts, Inc.	1,228,906	17,524,200
HRPT Properties Trust	746,450	5,008,680
Kimco Realty Corp. (L)	723,150	10,341,045
LaSalle Hotel Properties	260,850	5,869,125
Medical Properties Trust, Inc.	276,500	2,640,575
Nationwide Health Properties, Inc.	258,206	9,163,731
Post Properties, Inc.	215,050	5,393,454
ProLogis	772,410	8,790,026
PS Business Parks, Inc.	69,472	3,745,236
Public Storage	279,926	25,946,341
Ramco-Gershenson Properties Trust	246,926	2,669,270
Regency Centers Corp. (L)	268,067	9,851,462
Senior Housing Properties Trust	493,723	10,289,187
Simon Property Group, Inc.	497,847	42,331,930
SL Green Realty Corp. (L)	227,450	14,167,861
Strategic Hotels & Resorts, Inc. (I)	362,050	1,774,045
Taubman Centers, Inc. (L)	45,900	1,858,490
The Macerich Company (L)	196,500	8,127,240
Vornado Realty Trust (L)	107,470	8,348,270
Washington Real Estate Investment Trust (L)	249,178	7,320,850

		$332,682,191

		332,682,191

TOTAL COMMON STOCKS (Cost $282,022,068)		332,682,191

SHORT-TERM INVESTMENTS - 26.63%
Repurchase Agreement - 0.97%
Repurchase Agreement with State Street Corp.
dated 05/28/2010 at 0.01% to be
repurchased at $3,273,004 on 06/01/2010,
collateralized by $3,310,000 Federal Home
Loan Mortgage Corp., 2.000% due
06/15/2010 (valued at $3,343,100,
including interest)	$3,273,000	3,273,000
Securities Lending Collateral - 25.66%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	8,614,009	86,201,252

TOTAL SHORT-TERM INVESTMENTS (Cost $89,482,108)		$89,474,252

Total Investments (Real Estate Securities Fund)
(Cost $371,504,176) - 125.65%		$422,156,443
Other assets and liabilities, net - (25.65%)		(86,191,225)

TOTAL NET ASSETS - 100.00%		$335,965,218

The accompanying notes are an integral part of the financial statements.	161

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 97.83%
FDIC Structured Sale Guaranteed Notes - 0.33%
zero coupon 10/25/2011 (S)		$4,500,000	$4,433,940
Treasury Inflation Protected Securities (D) - 92.25%
0.625%, 04/15/2013		28,814,800	29,296,555
1.250%, 04/15/2014		23,022,720	23,905,849
1.375%, 07/15/2018 to 01/15/2020		79,237,530	80,132,155
1.625%, 01/15/2015 to 01/15/2018		23,686,144	24,773,886
1.750%, 01/15/2028		14,016,780	13,957,643
1.875%, 07/15/2013 to 07/15/2019		173,903,160	183,515,401
2.000%, 01/15/2014 to 01/15/2026 (F)		180,016,245	190,443,969
2.125%, 01/15/2019 to 02/15/2040		70,891,571	76,178,582
2.375%, 04/15/2011 to 01/15/2027		224,657,084	242,766,213
2.500%, 07/15/2016 to 01/15/2029 (F)		123,341,289	136,331,861
2.625%, 07/15/2017		74,134,774	82,556,040
3.375%, 01/15/2012 to 04/15/2032		11,150,932	13,892,599
3.625%, 04/15/2028		27,569,425	35,112,254
3.875%, 04/15/2029		82,312,941	109,083,907

			1,241,946,914
U.S. Treasury Bond - 0.20%
4.625%, 02/15/2040		2,500,000	2,669,530
U.S. Treasury Notes - 2.99%
3.000%, 07/15/2012		34,236,491	36,352,203
2.125%, 05/31/2015		700,000	700,875
2.750%, 05/31/2017		3,200,000	3,198,499

			40,251,577
Federal Home Loan Mortgage Corp. - 0.10%
5.500%, 11/15/2018		1,259,508	1,317,251
Federal National Mortgage Association - 1.96%
0.547%, 10/27/2037 (P)		5,000,000	4,990,894
0.697%, 07/25/2037 (P)		10,036,816	9,958,012
0.787%, 05/25/2036 (P)		8,982,792	8,934,088
0.792%, 02/25/2037 (P)		2,190,330	2,158,102
1.647%, 10/01/2044 (P)		82,585	82,221
6.000%, 04/25/2043 to 07/25/2044		214,859	225,508

			26,348,825

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,287,750,996)			$1,316,968,037

FOREIGN GOVERNMENT
OBLIGATIONS - 3.14%
Australia - 0.88%
Republic of Australia
3.000%, 09/20/2025	AUD	13,400,000	11,837,336
Canada - 1.53%
Government of Canada
2.000%, 12/01/2014	CAD	5,700,000	5,288,669
2.500%, 06/01/2015		15,700,000	14,811,547
4.250%, 12/01/2021		417,444	523,476

			20,623,692
Germany - 0.73%
Federal Republic of Germany
3.000%, 07/04/2020	EUR	7,800,000	9,876,773

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $43,709,193)			$42,337,801

CORPORATE BONDS - 15.05%
Banks - 4.38%
American Express Bank FSB
0.484%, 05/29/2012 (P)		$5,900,000	5,799,187
0.490%, 06/12/2012 (P)		700,000	688,084

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
American Express Centurion Bank
0.490%, 06/12/2012 (P)		$5,100,000	$5,013,183
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)		1,900,000	2,095,578
Bank of Nova Scotia
3.400%, 01/22/2015		1,200,000	1,221,852
Barclays Bank PLC
6.050%,		5,200,000	5,077,904
7.434%,		600,000	531,000
BNP Paribas, MTN
2.125%, 12/21/2012		1,800,000	1,789,445
ING Bank NV
0.928%, 01/13/2012 (P)(S)		10,800,000	10,775,711
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)		1,700,000	1,840,714
Santander US Debt SA Unipersonal
1.088%, 03/30/2012 (P)(S)		12,000,000	11,632,032
Swedbank AB
2.800%, 02/10/2012 (S)		7,200,000	7,372,289
The Royal Bank of Scotland Group PLC
4.875%, 03/16/2015		4,200,000	4,151,952
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
(Q)		900,000	911,250

			58,900,181
Capital Markets - 1.98%
Lehman Brothers Holdings, Inc.
zero coupon 04/05/2011 (H)	EUR	36,000	9,957
5.125%,		850,000	237,716
6.200%,		$300,000	62,250
6.875%,		1,200,000	258,000
7.000%,		300,000	62,250
Morgan Stanley
0.754%,		400,000	343,230
1.029%,	EUR	12,900,000	14,857,143
The Goldman Sachs Group,
Inc., Series GMTN
1.004%, 01/30/2017 (P)		1,000,000	1,019,520
UBS AG
1.584%, 02/23/2012 (P)		$9,800,000	9,793,228

			26,643,294
Chemicals - 0.08%
RPM International, Inc.
6.500%, 02/15/2018		1,000,000	1,083,190
Diversified Financial Services - 4.71%
Ally Financial, Inc.
6.875%, 09/15/2011		500,000	500,000
Bank of America Corp.
0.743%, 06/11/2012 (P)	GBP	3,600,000	4,990,923
Countrywide Financial Corp, Series MTN
0.800%, 05/07/2012 (P)		$6,700,000	6,549,431
Countrywide Financial Corp.
5.800%, 06/07/2012		3,400,000	3,584,073
FCE Bank PLC
7.125%, 01/16/2012	EUR	200,000	244,631
Ford Motor Credit Company LLC
7.250%,		$6,350,000	6,464,624
7.800%,		450,000	458,955
9.750%,		4,200,000	4,260,115
GATX Financial Corp.
5.800%, 03/01/2016		1,000,000	1,047,835

The accompanying notes are an integral part of the financial statements.	162

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
GMAC Canada, Ltd., Series EMTN
6.000%, 05/23/2012	EUR	2,000,000	$2,434,014
Green Valley, Ltd.
4.240%, 01/10/2011 (P)(S)		400,000	488,032
HBOS PLC
6.750%, 05/21/2018 (S)		$1,000,000	943,995
International Lease Finance Corp.
5.125%, 11/01/2010		1,100,000	1,091,750
5.350%, 03/01/2012		4,300,000	4,042,000
6.625%, 11/15/2013		600,000	546,000
JPMorgan Chase & Company,
Series 1, EMTN
1.040%, 10/12/2015 (P)	EUR	4,900,000	5,572,827
LeasePlan Corp.
3.000%, 05/07/2012 (S)		$1,800,000	1,862,984
Merna Reinsurance, Ltd.
0.940%, 07/07/2010 (P)(S)		3,500,000	3,483,550
Merrill Lynch & Company, Inc., EMTN
0.936%, 06/29/2012 (P)	EUR	2,100,000	2,450,275
1.385%, 09/27/2012 (P)		1,500,000	1,766,084
Mystic Re, Ltd.
10.538%, 06/07/2011 (P)(S)		$1,500,000	1,509,300
Pearson Dollar Finance PLC
5.700%, 06/01/2014 (S)		2,500,000	2,723,603
SLM Corp.
5.375%, 05/15/2014		4,000,000	3,661,988
SLM Corp., Series MTN
4.464%, 02/01/2014 (P)		13,000	10,711
5.050%, 11/14/2014		1,000,000	874,839
TransCapitalInvest, Ltd.
7.700%, 08/07/2013 (S)		1,300,000	1,365,519
Vita Capital III, Ltd., Series B-II
1.411%, 01/01/2012 (P)(S)		500,000	484,250

			63,412,308
Healthcare Products - 0.11%
Boston Scientific Corp.
6.000%, 06/15/2011		1,490,000	1,518,882
Healthcare Services - 0.39%
HCA, Inc.
7.250%, 09/15/2020 (S)		5,200,000	5,187,000
Insurance - 2.01%
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		1,500,000	1,170,000
American International Group, Inc., MTN
5.850%, 01/16/2018		2,800,000	2,366,000
American International Group,
Inc., Series 1
0.414%, 10/18/2011 (P)		1,200,000	1,156,654
Foundation Re II, Ltd.
7.195%, 11/26/2010 (P)(S)		600,000	585,000
Metropolitan Life Global Funding I
0.698%, 07/13/2011 (P)(S)		400,000	399,426
2.437%, 06/10/2011 (P)(S)		8,200,000	8,316,137
5.125%, 04/10/2013 (S)		800,000	862,866
New York Life Global Funding
4.650%, 05/09/2013 (S)		1,800,000	1,921,927
Pacific Life Global Funding
5.150%, 04/15/2013 (S)		600,000	629,654
Pricoa Global Funding I
0.667%, 06/26/2012 (P)(S)		7,600,000	7,411,208

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Residential Reinsurance 2007, Ltd.
7.502%, 06/07/2010 (P)(S)	$2,200,000	$2,200,220

		27,019,092
Media - 0.13%
EchoStar DBS Corp.
6.375%, 10/01/2011	1,708,000	1,746,430
Oil & Gas - 0.05%
Gaz Capital SA
7.343%, 04/11/2013 (S)	300,000	312,750
8.146%, 04/11/2018 (S)	400,000	423,000

		735,750
Pharmaceuticals - 0.12%
Cardinal Health, Inc.
6.000%, 06/15/2017	1,500,000	1,635,945
Pipelines - 0.71%
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	9,300,000	9,528,975
Retail - 0.08%
Macy’s Retail Holdings, Inc.
7.450%, 07/15/2017	1,000,000	1,075,000
Telecommunications - 0.30%
Sprint Capital Corp.
7.625%, 01/30/2011	4,000,000	4,070,000

TOTAL CORPORATE BONDS (Cost $207,080,628)		$202,556,047

MUNICIPAL BONDS - 0.15%
New Jersey - 0.05%
Tobacco Settlement Financing Corp. of
New Jersey
5.000%, 06/01/2041	900,000	607,041
Ohio - 0.04%
Buckeye Tobacco Settlement
Financing Authority
6.000%, 06/01/2042	800,000	598,216
West Virginia - 0.06%
Tobacco Settlement Finance Authority
7.467%, 06/01/2047	960,000	758,717

TOTAL MUNICIPAL BONDS (Cost $2,480,407)		$1,963,974

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.57%
Arkle Master Issuer PLC,
Series 2010-1A, Class 2A
1.535%, 05/17/2060 (P)(S)	4,000,000	3,984,638
Banc of America Commercial Mortgage,
Inc., Series 2006-5, Class A4
5.414%, 09/10/2047	500,000	501,887
Banc of America Funding Corp.,
Series 2006-A, Class 1A1
4.361%, 02/20/2036 (P)	5,506,727	4,966,598
Banc of America Mortgage Securities,
Inc., Series 2005-A, Class 2A2
3.180%, 02/25/2035 (P)	806,766	702,727
BCAP LLC Trust,
Series 2006-AA2, Class A1
0.517%, 01/25/2037 (P)	737,960	359,532
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2005-5, Class A1,
2.530%, 08/25/2035 (P)	372,057	355,288

The accompanying notes are an integral part of the financial statements.	163

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Adjustable Rate Mortgage
Trust (continued)
Series 2005-5, Class A2,
2.560%, 08/25/2035 (P)	$640,265	$603,633
Series 2005-2, Class A1,
2.760%, 03/25/2035 (P)	1,202,557	1,101,764
Series 2003-3, Class 3A2,
2.763%, 05/25/2033 (P)	148,878	147,174
Series 2005-2, Class A2,
2.934%, 03/25/2035 (P)	379,960	350,379
Bear Stearns Commercial Mortgage
Securities, Series 2006-BBA7, Class A2
0.509%, 03/15/2019 (P)(S)	5,800,000	5,057,920
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 3A1
5.500%, 04/25/2037	1,487,019	1,294,278
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.888%, 12/10/2049 (P)	183,000	180,707
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A3,
2.210%, 08/25/2035 (P)	108,412	99,183
Series 2005-6, Class A1,
2.510%, 08/25/2035 (P)	456,040	401,313
Series 2005-11, Class 1A1,
2.820%, 12/25/2035 (P)	81,408	71,627
Series 2005-6, Class A2,
3.157%, 08/25/2035 (P)	495,912	428,952
Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Series 2007-CD5, Class A4
5.886%, 11/15/2044 (P)	500,000	493,740
Countrywide Home Loan Mortgage Pass
Through Trust,
Series 2004-HYB5, Class 2A1
3.506%, 04/20/2035 (P)	3,208,105	3,027,212
Credit Suisse Mortgage Capital
Certificates, Series 2007-C3, Class A4
5.912%, 06/15/2039 (P)	750,000	687,117
CS First Boston Mortgage Securities
Corp., Series 2004-AR3, Class 2A
2.691%, 04/25/2034 (P)	8,336,206	8,046,215
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 2A1
2.970%, 11/25/2035 (P)	4,749,262	4,094,577
Harborview Mortgage Loan Trust,
Series 2004-1, Class 2A
2.871%, 04/19/2034 (P)	9,714,580	8,881,922
JP Morgan Mortgage Trust,
Series 2007-A1, Class 4A2
3.448%, 07/25/2035 (P)	913,184	902,598
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	800,000	768,861
Series 2006-CB17, Class A4,
5.429%, 12/12/2043	620,000	621,251
LB-UBS Commercial Mortgage Trust,
Series 2007-C7, Class A3
5.866%, 09/15/2045 (P)	200,000	195,611
MASTR Alternative Loans Trust,
Series 2006-2, Class 2A1
0.747%, 03/25/2036 (P)	915,436	329,124

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A10, Class A
0.557%, 02/25/2036 (P)		$9,357,263	$7,114,943
Merrill Lynch/Countrywide Commercial
Mortgage Trust,
Series 2007-9, Class A4
5.700%, 09/12/2049		400,000	392,237
Morgan Stanley Capital I,
Series 2007-IQ15, Class A4
6.075%, 06/11/2049 (P)		1,160,000	1,163,865
New York Mortgage Trust, Inc.,
Series 2006-1, Class 2A3
5.548%, 05/25/2036 (P)		1,700,000	1,237,245
RBSCF Trust,
Series 2009-RR2, Class WBA
6.099%, 02/16/2051 (P)(S)		3,300,000	3,432,054
Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.523%, 06/25/2046 (P)		1,431,968	561,650
Structured Asset Mortgage Investments,
Inc., Series 2005-AR5, Class A3
0.589%, 07/19/2035 (P)		6,848,407	6,166,210
Swan, Series 2010-1, Class A
5.975%, 04/25/2041 (P)	AUD	2,850,517	2,403,675
Thornburg Mortgage Securities
Trust, Series 2007-2
0.473%, 06/25/2037 (P)		$1,007,538	944,320
Wachovia Bank Commercial
Mortgage Trust
Series 2006-C23, Class A4,
5.418%, 01/15/2045 (P)		870,000	872,933
Series 2006-C28, Class A4,
5.572%, 10/15/2048		500,000	495,951
WaMu Mortgage Pass-Through
Certificates,
Series 2007-HY3, Class 4A1
5.293%, 03/25/2037 (P)		1,248,041	1,091,224
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-5, Class 3A6
6.268%, 07/25/2036 (P)		852,181	444,230

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $73,721,541)			$74,976,365

ASSET BACKED SECURITIES - 1.80%
AMMC CDO, Series 2005-5A, Class A1A
0.774%, 08/08/2017 (P)(S)		2,100,000	1,884,795
ARES CLO Funds,
Series 2006-6RA, Class A1B
0.764%, 03/12/2018 (P)(S)		1,484,006	1,428,501
Argent Securities, Inc.,
Series 2005-W2, Class A2B1
0.547%, 10/25/2035 (P)		348,878	311,699
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037 (P)		888,153	481,628
First Franklin Mortgage Loan Asset
Backed Certificates,
Series 2006-FF15, Class A3
0.397%, 11/25/2036 (P)		971,143	946,085
Magnolia Funding, Ltd.,
Series 2010-1A, Class A1
3.000%, 04/20/2017 (S)	EUR	969,395	1,179,760
Race Point CLO, Series 2A, Class A1
0.986%, 05/15/2015 (P)(S)		$676,997	645,733

The accompanying notes are an integral part of the financial statements.	164

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-9, Class A
1.816%, 04/25/2023 (P)	$16,523,238	$17,086,745
Wells Fargo Home Equity Trust,
Series 2005-4, Class AI2
0.597%, 12/25/2035 (P)(S)	278,384	275,235

TOTAL ASSET BACKED SECURITIES (Cost $24,082,928)		$24,240,181

PREFERRED STOCKS - 0.03%
Banks - 0.03%
Wells Fargo & Company,
Series L, 7.500%	500	470,000

TOTAL PREFERRED STOCKS (Cost $500,000)		$470,000

SHORT-TERM INVESTMENTS - 3.05%
Repurchase Agreement - 2.94%
Barclays Tri-Party Repurchase Agreement
dated 05/28/2010 at 0.200% to be
repurchased at $37,500,833 on
06/01/2010, collateralized by
$36,753,000 U.S. Treasury Bonds,
1.750% due 01/15/2028 (valued at
$38,774,930, including interest)	$37,500,000	37,500,000
Repurchase Agreement with State Street
Corp. dated 05/28/2010 at 0.010% to be
repurchased at $2,127,002 on
06/01/2010, collateralized by Federal
Home Loan Bank, 1.875% due
05/14/2012 (valued at $2,170,000,
including interest)	2,127,000	2,127,000

		39,627,000
Short-Term Securities* - 0.11%
U.S. Treasury Bills
0.144%, 07/01/2010	560,000	549,937
0.182%, 09/02/2010	260,000	259,876
0.201%, 06/17/2010	290,000	289,981
0.231%, 07/15/2010	350,000	349,939

		1,449,733

TOTAL SHORT-TERM INVESTMENTS (Cost $41,076,731)		$41,076,733

Total Investments (Real Return Bond Fund)
(Cost $1,680,402,424) - 126.62%		$1,704,589,138
Other assets and liabilities, net - (26.62%)		(358,355,660)

TOTAL NET ASSETS - 100.00%		$1,346,233,478

Retirement 2010 Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 138.43%
John Hancock Funds II (G) - 138.43%
Index 500, Class NAV (MFC
Global U.S.A.) (A)	$276	$2,229
International Equity Index, Class NAV (SSgA)	51	748
Total Bond
Market, Class NAV (Declaration) (A)	3,284	34,183

Retirement 2010 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Funds II (G) (continued)
Total investments (Retirement 2010 Portfolio)
(Cost $37,113) - 138.43%		$37,160
Other assets and liabilities, net - (38.43%)		(10,316)

TOTAL NET ASSETS - 100.00%		$26,844

Retirement 2015 Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 139.36%
John Hancock Funds II (G) - 139.36%
Index 500, Class NAV (MFC
Global U.S.A.) (A)	$876	$7,082
International Equity Index, Class NAV (SSgA)	165	2,425
Mid Cap Index, Class NAV (MFC
Global U.S.A.) (A)	26	438
Small Cap Index, Class NAV (MFC
Global U.S.A.) (A)	26	292
Total Bond
Market, Class NAV (Declaration) (A)	2,525	26,288
Total investments (Retirement 2015 Portfolio)
(Cost $37,113) - 139.36%		$36,525
Other assets and liabilities, net - (39.36%)		(10,316)

TOTAL NET ASSETS - 100.00%		$26,209

Retirement 2020 Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 140.30%
John Hancock Funds II (G) - 140.30%
Index 500, Class NAV (MFC
Global U.S.A.) (A)	$1,386	$11,215
International Equity Index, Class NAV (SSgA)	258	3,792
Mid Cap Index, Class NAV (MFC
Global U.S.A.) (A)	80	1,346
Small Cap Index, Class NAV (MFC
Global U.S.A.) (A)	63	718
Total Bond
Market, Class NAV (Declaration) (A)	1,810	18,842
Total investments (Retirement 2020 Portfolio)
(Cost $37,113) - 140.30%		$35,913
Other assets and liabilities, net - (40.30%)		(10,316)

TOTAL NET ASSETS - 100.00%		$25,597

The accompanying notes are an integral part of the financial statements.	165

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Retirement 2025 Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 139.77%
John Hancock Funds II (G) - 139.77%
Index 500, Class NAV (MFC
Global U.S.A.) (A)	$1,848	$14,951
International Equity Index, Class NAV (SSgA)	335	4,926
Mid Cap Index, Class NAV (MFC
Global U.S.A.) (A)	98	1,661
Small Cap Index, Class NAV (MFC
Global U.S.A.) (A)	108	1,224
Total Bond
Market, Class NAV (Declaration) (A)	1,176	12,241
Total investments (Retirement 2025 Portfolio)
(Cost $36,753) - 139.77%		$35,003
Other assets and liabilities, net - (39.77%)		(9,959)

TOTAL NET ASSETS - 100.00%		$25,044

Retirement 2030 Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 140.22%
John Hancock Funds II (G) - 140.22%
Index 500, Class NAV (MFC
Global U.S.A.) (A)	$2,075	$16,788
International Equity Index, Class NAV (SSgA)	382	5,605
Mid Cap Index, Class NAV (MFC
Global U.S.A.) (A)	108	1,828
Small Cap Index, Class NAV (MFC
Global U.S.A.) (A)	130	1,481
Total Bond
Market, Class NAV (Declaration) (A)	866	9,018
Total investments (Retirement 2030 Portfolio)
(Cost $36,753) - 140.22%		$34,720
Other assets and liabilities, net - (40.22%)		(9,959)

TOTAL NET ASSETS - 100.00%		$24,761

Retirement 2035 Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 140.53%
John Hancock Funds II (G) - 140.53%
Index 500, Class NAV (MFC
Global U.S.A.) (A)	$2,217	$17,937
International Equity Index, Class NAV (SSgA)	417	6,129
Mid Cap Index, Class NAV (MFC
Global U.S.A.) (A)	116	1,956
Small Cap Index, Class NAV (MFC
Global U.S.A.) (A)	142	1,611
Total Bond
Market, Class NAV (Declaration) (A)	663	6,899
Total investments (Retirement 2035 Portfolio)
(Cost $36,753) - 140.53%		$34,532
Other assets and liabilities, net - (40.53%)		(9,960)

TOTAL NET ASSETS - 100.00%		$24,572

Retirement 2040 Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 140.64%
John Hancock Funds II (G) - 140.64%
Index 500, Class NAV (MFC
Global U.S.A.) (A)	$2,264	$18,317
International Equity Index, Class NAV (SSgA)	429	6,305
Mid Cap Index, Class NAV (MFC
Global U.S.A.) (A)	118	1,997
Small Cap Index, Class NAV (MFC
Global U.S.A.) (A)	145	1,653
Total Bond
Market, Class NAV (Declaration) (A)	595	6,198
Total investments (Retirement 2040 Portfolio)
(Cost $36,753) - 140.64%		$34,470
Other assets and liabilities, net - (40.64%)		(9,960)

TOTAL NET ASSETS - 100.00%		$24,510

Retirement 2045 Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 140.64%
John Hancock Funds II (G) - 140.64%
Index 500, Class NAV (MFC
Global U.S.A.) (A)	$2,264	$18,317
International Equity Index, Class NAV (SSgA)	429	6,305
Mid Cap Index, Class NAV (MFC
Global U.S.A.) (A)	118	1,997
Small Cap Index, Class NAV (MFC
Global U.S.A.) (A)	145	1,653
Total Bond
Market, Class NAV (Declaration) (A)	595	6,198
Total investments (Retirement 2045 Portfolio)
(Cost $36,753) - 140.64%		$34,470
Other assets and liabilities, net - (40.64%)		(9,960)

TOTAL NET ASSETS - 100.00%		$24,510

Short Term Government Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 88.49%
Federal Agricultural Mortgage Corp. - 8.34%
3.250%, 08/11/2014	$205,000	$210,042
3.875%, 08/19/2011	770,000	799,737
4.875%, 01/14/2011 (S)	500,000	513,612
5.400%, 10/14/2011	255,000	270,881
5.500%, 07/15/2011 (S)	10,035,000	10,564,607

		12,358,879
Federal Farm Credit Bank - 6.38%
1.840%, 03/01/2013	5,500,000	5,525,718
2.625%, 04/17/2014	1,980,000	2,034,100
3.000%, 12/22/2014	360,000	364,585
3.875%, 10/07/2013	1,430,000	1,534,477

		9,458,880
Federal Home Loan Bank - 6.29%
1.500%, 10/06/2011	1,500,000	1,500,014

The accompanying notes are an integral part of the financial statements.	166

John Hancock Funds II
Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Home Loan Bank (continued)
2.000%, 10/05/2012	$1,400,000	$1,406,394
3.250%, 09/12/2014	1,635,000	1,713,684
3.625%, 10/18/2013	3,890,000	4,139,318
Federal Home Loan Bank (0.750% Steps up
to 2.500% on 10/05/2010) maturing
at 10/05/2011	565,000	565,584

		9,324,994
Federal Home Loan Mortgage Corp. - 10.70%
2.000%, 11/05/2012	6,050,000	6,081,466
4.500%, TBA (B)	9,345,000	9,773,556

		15,855,022
Federal National Mortgage Association - 17.49%
1.750%, 02/22/2013	3,270,000	3,300,898
1.850%, 03/25/2013	3,970,000	3,987,369
2.000%, 04/15/2013	4,515,000	4,548,551
2.050%, 01/28/2013	1,995,000	2,005,655
2.100%, 09/16/2013	3,970,000	3,985,971
2.125%, 01/25/2013	1,905,000	1,917,624
3.000%, 10/29/2014 to 03/09/2015	4,120,000	4,150,173
3.625%, 07/01/2039 (P)	434,059	448,336
4.215%, 09/01/2039 (P)	1,001,512	1,050,763
4.248%, 05/01/2034 (P)	369,908	386,184
4.897%, 12/01/2038 (P)	101,217	106,381
5.174%, 04/01/2048 (P)	33,511	35,573

		25,923,478
Government National Mortgage Association - 1.16%
3.500%, 10/20/2039 (P)	288,707	295,371
4.000%, 08/20/2039 (P)	1,369,883	1,422,879

		1,718,250
Tennessee Valley Authority - 13.94%
4.375%, 06/15/2015	4,805,000	5,227,158
4.750%, 08/01/2013	4,025,000	4,394,415
6.000%, 03/15/2013	1,687,000	1,895,506
6.790%, 05/23/2012	7,525,000	8,359,778
7.140%, 05/23/2012	700,000	780,667

		20,657,524
Treasury Inflation Protected Securities (D) - 1.77%
3.375%, 01/15/2012	2,492,875	2,629,008
U.S. Treasury Notes - 22.42%
1.125%, 01/15/2012 to 12/15/2012	13,440,000	13,494,326
1.375%, 04/15/2012	7,140,000	7,230,085
1.500%, 12/31/2013	790,000	787,284
1.750%, 03/31/2014	1,340,000	1,342,513
1.875%, 06/15/2012	4,175,000	4,268,938
2.375%, 02/28/2015	1,810,000	1,839,123
2.500%, 03/31/2015 to 04/30/2015	4,175,000	4,260,519

		33,222,788

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $130,275,463)		$131,148,823

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.72%
Federal Home Loan Mortgage Corp.
Series 3566, Class DE,
4.000%, 12/15/2022	4,310,837	4,498,282
Series 3573, Class MA,
4.000%, 07/15/2022	3,724,081	3,913,580
Series 3591, Class TA,
4.000%, 06/15/2039	162,092	167,421

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3545, Class PA,
4.000%, 06/15/2039	$399,950	$411,663
Series 3499, Class PA,
4.500%, 08/15/2036	3,225,417	3,369,407
Federal National Mortgage Association,
Series 2008-57, Class EA
4.500%, 11/25/2031	2,675,441	2,807,964
Government National Mortgage Association,
Series 2009-42, Class DA
5.000%, 07/20/2031	672,036	710,822

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $15,712,254)		$15,879,139

SHORT-TERM INVESTMENTS - 6.88%
SHORT-TERM SECURITIES* - 6.88%
Federal Home Loan Bank Discount Note,
0.060%, 06/01/2010	$10,200,000	10,200,000

TOTAL SHORT-TERM INVESTMENTS (Cost $10,200,000)		$10,200,000

Total Investments (Short Term Government Income Fund)
(Cost $156,187,717) - 106.09%		$157,227,962
Other assets and liabilities, net - (6.09%)		(9,018,849)

TOTAL NET ASSETS - 100.00%		$148,209,113

Small Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.51%
Consumer Discretionary - 22.16%
Auto Components - 0.91%
Gentex Corp.	59,180	$1,164,662
Automobiles - 0.65%
Winnebago Industries, Inc. (I)	67,940	824,112
Diversified Consumer Services - 2.36%
Grand Canyon Education, Inc. (I)	58,449	1,435,507
Sotheby’s	33,910	1,102,075
Steiner Leisure, Ltd. (I)	11,200	464,800

		3,002,382
Hotels, Restaurants & Leisure - 4.27%
AFC Enterprises, Inc. (I)	32,603	341,027
Home Inns & Hotels Management,
Inc., ADR (I)	21,600	822,744
Penn National Gaming, Inc. (I)	35,780	915,968
Sonic Corp. (I)	72,630	766,247
Texas Roadhouse, Inc., Class A (I)	15,300	223,380
The Cheesecake Factory, Inc. (I)	46,677	1,190,264
Wyndham Worldwide Corp.	49,590	1,170,324

		5,429,954
Household Durables - 2.23%
Jarden Corp.	36,230	1,054,655
Tempur-Pedic International, Inc. (I)	53,580	1,778,856

		2,833,511
Leisure Equipment & Products - 2.76%
Brunswick Corp.	62,000	1,083,140
Pool Corp.	37,500	899,625

The accompanying notes are an integral part of the financial statements.	167

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products (continued)
RC2 Corp. (I)	81,770	$1,520,922

		3,503,687
Media - 1.24%
Charm Communications, Inc., ADR (I)	19,100	155,665
Focus Media Holding, Ltd., ADR (I)	90,380	1,418,062

		1,573,727
Specialty Retail - 3.64%
Citi Trends, Inc. (I)	23,711	808,071
Dick’s Sporting Goods, Inc. (I)	39,190	1,117,307
Group 1 Automotive, Inc. (I)	36,160	1,028,390
The Children’s Place Retail Stores, Inc. (I)	11,300	532,569
Williams-Sonoma, Inc.	38,400	1,147,392

		4,633,729
Textiles, Apparel & Luxury Goods - 4.10%
Carter’s, Inc. (I)	62,450	1,908,472
Crocs, Inc. (I)	115,670	1,197,185
Hanesbrands, Inc. (I)	77,090	2,103,015

		5,208,672

		28,174,436
Consumer Staples - 2.63%
Beverages - 0.44%
Central European Distribution Corp. (I)	21,620	552,607
Food Products - 1.31%
Green Mountain Coffee Roasters, Inc. (I)	70,580	1,669,217
Personal Products - 0.88%
Herbalife, Ltd.	24,740	1,117,011

		3,338,835
Energy - 1.91%
Energy Equipment & Services - 0.78%
Dresser-Rand Group, Inc. (I)	31,300	996,279
Oil, Gas & Consumable Fuels - 1.13%
Overseas Shipholding Group, Inc.	37,060	1,433,851

		2,430,130
Financials - 1.61%
Capital Markets - 0.88%
Stifel Financial Corp. (I)	22,100	1,119,807
Insurance - 0.73%
Assured Guaranty, Ltd.	55,370	930,216

		2,050,023
Health Care - 22.23%
Biotechnology - 6.10%
Affymax, Inc. (I)	30,800	677,600
Alkermes, Inc. (I)	64,100	727,856
AMAG Pharmaceuticals, Inc. (I)	14,270	454,357
Codexis, Inc. (I)	17,700	183,018
Cubist Pharmaceuticals, Inc. (I)	35,770	769,055
Incyte Corp. (I)	81,800	1,054,402
Onyx Pharmaceuticals, Inc. (I)	33,830	754,071
Pharmasset, Inc. (I)	20,700	609,822
Regeneron Pharmaceuticals, Inc. (I)	43,200	1,234,224
Rigel Pharmaceuticals, Inc. (I)	67,900	442,708
Seattle Genetics, Inc. (I)	64,320	850,954

		7,758,067
Health Care Equipment & Supplies - 2.94%
American Medical Systems Holdings, Inc. (I)	60,070	1,355,179
Cyberonics, Inc. (I)	46,440	815,486

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Volcano Corp. (I)	70,350	$1,561,067

		3,731,732
Health Care Providers & Services - 5.37%
Accretive Health, Inc. (I)	18,800	243,836
Healthsouth Corp. (I)	50,120	995,383
Lincare Holdings, Inc. (I)	43,780	2,049,780
Owens & Minor, Inc.	53,600	1,601,032
RehabCare Group, Inc. (I)	46,660	1,357,339
Team Health Holdings, Inc. (I)	45,700	585,417

		6,832,787
Health Care Technology - 2.34%
SXC Health Solutions Corp. (I)	40,403	2,972,045
Life Sciences Tools & Services - 3.93%
ICON PLC, SADR (I)	37,260	1,036,573
Parexel International Corp. (I)	73,678	1,643,388
Pharmaceutical Product Development, Inc.	86,120	2,311,461

		4,991,422
Pharmaceuticals - 1.55%
Auxilium Pharmaceuticals, Inc. (I)	36,320	1,045,290
Salix Pharmaceuticals, Ltd. (I)	25,840	928,431

		1,973,721

		28,259,774
Industrials - 18.36%
Aerospace & Defense - 0.47%
AerCap Holdings NV (I)	50,100	600,699
Airlines - 1.99%
Allegiant Travel Company (I)	24,210	1,338,571
Copa Holdings SA, Class A	23,440	1,195,440

		2,534,011
Building Products - 1.18%
Trex Company, Inc. (I)	65,946	1,499,612
Commercial Services & Supplies - 4.01%
Corrections Corp. of America (I)	129,438	2,575,816
Knoll, Inc.	85,150	1,259,369
SYKES Enterprises, Inc. (I)	72,664	1,254,181

		5,089,366
Electrical Equipment - 1.27%
Regal-Beloit Corp.	26,730	1,611,552
Machinery - 2.28%
ArvinMeritor, Inc. (I)	88,660	1,289,116
Trinity Industries, Inc.	40,240	879,244
Wabash National Corp. (I)	102,270	732,253

		2,900,613
Professional Services - 1.02%
The Advisory Board Company (I)	34,900	1,295,488
Road & Rail - 3.55%
J.B. Hunt Transport Services, Inc.	52,550	1,814,552
Old Dominion Freight Lines, Inc. (I)	45,820	1,633,025
Vitran Corp., Inc. (I)	75,350	1,063,942

		4,511,519
Trading Companies & Distributors - 2.59%
Beacon Roofing Supply, Inc. (I)	105,290	2,211,090
Rush Enterprises, Inc., Class A (I)	71,030	1,078,946

		3,290,036

		23,332,896

The accompanying notes are an integral part of the financial statements.	168

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 25.92%
Communications Equipment - 3.18%
Finisar Corp. (I)	88,480	$1,344,896
Ixia (I)	62,600	626,000
Polycom, Inc. (I)	37,020	1,111,711
Riverbed Technology, Inc. (I)	36,080	964,418

		4,047,025
Computers & Peripherals - 3.17%
Lexmark International, Inc., Class A (I)	40,400	1,517,020
Netezza Corp. (I)	96,584	1,258,490
QLogic Corp. (I)	69,240	1,254,629

		4,030,139
Electronic Equipment, Instruments & Components - 3.82%
Celestica, Inc. (I)	82,630	769,285
Hollysys Automation Technologies, Ltd. (I)	52,700	499,596
Multi-Fineline Electronix, Inc. (I)	25,200	666,036
Plexus Corp. (I)	17,510	596,216
Sanmina-SCI Corp. (I)	152,500	2,325,625

		4,856,758
Internet Software & Services - 3.58%
Equinix, Inc. (I)	11,670	1,073,757
GSI Commerce, Inc. (I)	82,940	2,335,590
VistaPrint NV (I)	24,480	1,142,971

		4,552,318
Semiconductors & Semiconductor Equipment - 6.23%
Applied Micro Circuits Corp. (I)	135,289	1,491,561
Atheros Communications, Inc. (I)	6,490	220,660
Cypress Semiconductor Corp. (I)	70,680	805,045
Netlogic Microsystems, Inc. (I)	46,840	1,347,587
Power Integrations, Inc.	28,740	976,585
RF Micro Devices, Inc. (I)	111,180	533,664
Skyworks Solutions, Inc. (I)	110,750	1,764,248
TriQuint Semiconductor, Inc. (I)	110,350	774,657

		7,914,007
Software - 5.94%
Concur Technologies, Inc. (I)	28,710	1,214,433
Informatica Corp. (I)	73,810	1,904,295
Rovi Corp. (I)	28,160	1,051,494
SuccessFactors, Inc. (I)	59,330	1,320,686
TiVo, Inc. (I)	43,350	391,884
Websense, Inc. (I)	79,590	1,665,023

		7,547,815

		32,948,062
Materials - 1.69%
Chemicals - 0.65%
LSB Industries, Inc. (I)	50,490	825,512
Containers & Packaging - 1.04%
Silgan Holdings, Inc.	46,200	1,318,086

		2,143,598

TOTAL COMMON STOCKS (Cost $107,458,809)		$122,677,754

INVESTMENT COMPANIES - 1.39%
Financials - 1.39%
iShares Russell 2000 Growth Index Fund	24,800	1,770,472

TOTAL INVESTMENT COMPANIES (Cost $1,858,320)		$1,770,472

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 3.15%
Repurchase Agreement - 3.15%
Bank of New York Tri-Party Repurchase
Agreement date 05/28/2010 at 0.200% to be
repurchased at $4,000,089 on 06/01/2010,
collateralized by $4,075,812 Federal
National Mortgage Association, 4.00% due
12/1/2024 (valued at $4,080,001,
including interest)	$4,000,000	$4,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,000,000)		$4,000,000

Total Investments (Small Cap Growth Fund)
(Cost $113,317,129) - 101.05%		$128,448,226
Other assets and liabilities, net - (1.05%)		(1,331,488)

TOTAL NET ASSETS - 100.00%		$127,116,738

Small Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.18%
Consumer Discretionary - 14.98%
Auto Components - 0.74%
American Axle & Manufacturing
Holdings, Inc. (I)	6,972	$62,499
Amerigon, Inc. (I)	2,884	25,437
Cooper Tire & Rubber Company	7,249	137,079
Dana Holding Corp. (I)	17,135	186,086
Dorman Products, Inc. (I)	1,387	31,402
Drew Industries, Inc. (I)	2,307	50,616
Exide Technologies (I)	6,297	26,825
Fuel Systems Solutions, Inc. (I)(L)	1,696	45,334
Modine Manufacturing Company (I)	5,816	67,582
Raser Technologies, Inc. (I)(L)	16,658	9,830
Spartan Motors, Inc.	4,190	20,112
Standard Motor Products, Inc.	2,050	17,159
Stoneridge, Inc. (I)	2,011	19,466
Superior Industries International, Inc.	2,905	42,994
Tenneco, Inc. (I)	7,095	157,225
Wonder Auto Technology, Inc. (I)(L)	1,862	15,473

		915,119
Automobiles - 0.04%
Winnebago Industries, Inc. (I)(L)	3,654	44,323
Distributors - 0.04%
Audiovox Corp., Class A (I)	2,344	19,150
Core-Mark Holding Company, Inc. (I)	1,248	33,796

		52,946
Diversified Consumer Services - 1.27%
American Public Education, Inc. (I)(L)	2,237	91,471
Bridgepoint Education, Inc. (I)	1,734	37,402
Capella Education Company (I)(L)	1,751	150,428
ChinaCast Education Corp. (I)	3,817	25,230
Coinstar, Inc. (I)	3,696	198,327
Corinthian Colleges, Inc. (I)(L)	9,791	131,101
Grand Canyon Education, Inc. (I)(L)	1,946	47,794
K12, Inc. (I)	2,943	73,634
Learning Tree International, Inc. (I)	1,214	14,374
Lincoln Educational Services Corp. (I)	1,197	28,525
Mac-Gray Corp.	1,414	16,770
Matthews International Corp., Class A	3,687	119,385
Pre-Paid Legal Services, Inc. (I)(L)	934	43,263

The accompanying notes are an integral part of the financial statements.	169

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Regis Corp.	7,008	$128,877
Sotheby’s (L)	8,251	268,158
Steiner Leisure, Ltd. (I)	1,773	73,580
Stewart Enterprises, Inc., Class A (L)	10,235	62,126
Universal Technical Institute, Inc. (I)	2,458	60,344

		1,570,789
Hotels, Restaurants & Leisure - 2.65%
AFC Enterprises, Inc. (I)	3,572	37,363
Ambassadors Group, Inc.	2,436	28,477
Ameristar Casinos, Inc. (L)	3,272	58,961
Bally Technologies, Inc. (I)	6,662	283,135
Biglari Holdings, Inc. (I)	138	41,966
BJ’s Restaurants, Inc. (I)	2,441	56,607
Bob Evans Farms, Inc.	3,768	109,423
Buffalo Wild Wings, Inc. (I)	2,215	81,734
California Pizza Kitchen, Inc. (I)	2,508	45,721
Carrols Restaurant Group, Inc. (I)	1,793	11,242
CEC Entertainment, Inc. (I)	2,859	115,618
Churchill Downs, Inc.	1,187	39,800
CKE Restaurants, Inc.	6,254	77,299
Cracker Barrel Old Country Store, Inc.	2,792	139,125
Denny’s Corp. (I)	13,216	41,763
DineEquity, Inc. (I)	2,243	75,746
Domino’s Pizza, Inc. (I)	4,788	62,244
Gaylord Entertainment Company (I)(L)	4,963	131,966
Great Wolf Resorts, Inc. (I)	4,342	10,898
Interval Leisure Group, Inc. (I)	4,915	66,451
Isle of Capri Casinos, Inc. (I)(L)	2,169	21,603
Jack in the Box, Inc. (I)	7,002	157,125
Krispy Kreme Doughnuts, Inc. (I)	7,720	28,564
Landry’s Restaurants, Inc. (I)	981	23,515
Life Time Fitness, Inc. (I)(L)	4,972	184,511
Marcus Corp.	2,657	29,094
McCormick & Schmick’s Seafood
Restaurants, Inc. (I)	2,315	20,210
Monarch Casino & Resort, Inc. (I)	1,562	18,088
Morgans Hotel Group Company (I)	3,381	25,679
Multimedia Games, Inc. (I)	3,646	16,808
O’Charley’s, Inc. (I)	2,429	18,096
Orient Express Hotels, Ltd., Class A (I)	10,145	102,363
P.F. Chang’s China Bistro, Inc.	2,931	127,411
Papa John’s International, Inc. (I)	2,702	67,091
Peet’s Coffee & Tea, Inc. (I)(L)	1,442	56,022
Pinnacle Entertainment, Inc. (I)	7,633	92,359
Red Lion Hotels Corp. (I)	2,168	14,287
Red Robin Gourmet Burgers, Inc. (I)	2,064	42,539
Ruby Tuesday, Inc. (I)	8,133	87,511
Ruth’s Hospitality Group, Inc. (I)	4,494	21,751
Shuffle Master, Inc. (I)	6,714	55,726
Sonic Corp. (I)	7,684	81,066
Speedway Motorsports, Inc.	1,646	23,999
Texas Roadhouse, Inc., Class A (I)	6,220	90,812
The Cheesecake Factory, Inc. (I)	7,378	188,139
Universal Travel Group. (I)	1,286	10,751
Vail Resorts, Inc. (I)(L)	3,596	149,630
Youbet.com, Inc. (I)	4,286	10,672

		3,280,961
Household Durables - 1.35%
American Greetings Corp., Class A	4,839	114,104
Beazer Homes USA, Inc. (I)(L)	8,062	40,068
Blyth, Inc.	773	38,372
Cavco Industries, Inc. (I)	857	31,289
CSS Industries, Inc.	1,059	20,005

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Ethan Allen Interiors, Inc. (L)	3,118	$62,984
Furniture Brands International, Inc. (I)	5,340	41,812
Helen of Troy, Ltd. (I)	3,664	94,385
Hooker Furniture Corp.	1,535	23,900
Hovnanian Enterprises, Inc., Class A (I)(L)	6,795	42,061
iRobot Corp. (I)	2,415	51,826
La-Z-Boy, Inc. (I)	6,343	75,291
M/I Homes, Inc. (I)	2,512	29,742
Meritage Homes Corp. (I)	3,947	84,387
National Presto Industries, Inc.	511	49,690
Ryland Group, Inc. (L)	5,375	99,975
Sealy Corp. (I)	5,778	18,779
Skyline Corp.	1,099	20,771
Standard Pacific Corp. (I)	12,926	65,276
Stanley Furniture Company, Inc. (I)	1,508	7,917
Tempur-Pedic International, Inc. (I)	9,150	303,780
Tupperware Brands Corp.	7,662	325,558
Universal Electronics, Inc. (I)	1,688	32,950

		1,674,922
Internet & Catalog Retail - 0.44%
Blue Nile, Inc. (I)(L)	1,551	72,742
drugstore.com, Inc. (I)	11,223	38,495
Gaiam, Inc., Class A (I)	2,373	18,794
HSN, Inc. (I)	4,892	131,839
NutriSystem, Inc. (L)	3,790	84,328
Orbitz Worldwide, Inc. (I)	4,602	24,391
Overstock.com, Inc. (I)	2,062	46,395
PetMed Express, Inc. (L)	2,967	58,509
Shutterfly, Inc. (I)	2,630	60,753
Vitacost.com, Inc. (I)	1,061	10,896

		547,142
Leisure Equipment & Products - 0.85%
Brunswick Corp.	10,884	190,143
Callaway Golf Company	8,129	68,446
Eastman Kodak Company (I)(L)	33,123	186,814
Jakks Pacific, Inc. (I)	3,555	52,650
Leapfrog Enterprises, Inc. (I)	4,821	24,973
Polaris Industries, Inc. (L)	3,752	220,242
Pool Corp. (L)	5,955	142,860
RC2 Corp. (I)	2,739	50,945
Smith & Wesson Holding Corp. (I)(L)	7,431	32,362
Sport Supply Group, Inc.	1,415	19,003
Steinway Musical Instruments, Inc. (I)	1,037	19,496
Sturm Ruger & Company, Inc.	2,616	41,176

		1,049,110
Media - 1.15%
Arbitron, Inc. (L)	3,288	100,152
Ascent Media Corp., Class A (I)	1,741	46,119
Belo Corp., Class A (I)	11,095	80,661
Carmike Cinemas, Inc. (I)	1,558	17,294
Cinemark Holdings, Inc.	3,888	62,169
CKX, Inc. (I)	7,216	38,245
EW Scripps Company (I)	3,612	31,894
Fisher Communications, Inc. (I)	852	12,354
Global Sources, Ltd. (I)	2,170	16,405
Harte-Hanks, Inc.	4,669	63,779
Journal Communications, Inc. (I)	5,366	27,045
Knology, Inc. (I)	3,761	44,982
LIN TV Corp. (I)	3,690	24,243
Live Nation Entertainment, Inc. (I)	17,304	211,628
LodgeNet Interactive Corp. (I)(L)	2,701	14,369
Martha Stewart Living Omnimedia,
Inc., Class A (I)(L)	3,629	21,774

The accompanying notes are an integral part of the financial statements.	170

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Mediacom Communications
Corp., Class A (I)(L)	5,269	$28,084
National CineMedia, Inc.	5,267	92,120
Outdoor Channel Holdings, Inc. (I)	1,999	11,894
Playboy Enterprises, Inc., Class B (I)	3,088	11,704
RCN Corp. (I)	4,680	67,977
Rentrak Corp. (I)	1,274	30,015
Scholastic Corp.	2,705	70,736
Sinclair Broadcast Group, Inc., Class A (I)	5,724	37,979
Valassis Communications, Inc. (I)	5,926	216,418
World Wrestling Entertainment,
Inc., Class A (L)	2,801	46,413

		1,426,453
Multiline Retail - 0.43%
99 Cents Only Stores (I)	5,781	88,334
Dillard’s, Inc., Class A (L)	6,279	180,145
Fred’s, Inc., Class A	5,080	69,545
Retail Ventures, Inc. (I)	3,143	31,650
Saks, Inc. (I)(L)	15,571	142,942
Tuesday Morning Corp. (I)	4,238	23,987

		536,603
Specialty Retail - 3.63%
Americas Car-Mart, Inc. (I)	1,286	31,147
AnnTaylor Stores Corp. (I)	7,218	156,270
Asbury Automotive Group, Inc. (I)	4,068	53,779
Bebe Stores, Inc.	3,047	20,872
Big 5 Sporting Goods Corp.	2,713	40,125
Borders Group, Inc. (I)	5,598	11,028
Brown Shoe Company, Inc.	5,222	87,103
Build A Bear Workshop, Inc. (I)	2,518	21,302
Cabela’s, Inc. (I)(L)	4,952	85,224
Charming Shoppes, Inc. (I)(L)	14,271	65,076
Christopher & Banks Corp.	4,615	42,273
Citi Trends, Inc. (I)	1,821	62,060
Coldwater Creek, Inc. (I)(L)	7,303	45,571
Collective Brands, Inc. (I)	7,867	176,063
Destination Maternity Corp. (I)	687	18,453
DSW, Inc., Class A (I)	1,534	44,302
Genesco, Inc. (I)	2,791	86,856
Group 1 Automotive, Inc. (I)(L)	2,995	85,178
Gymboree Corp. (I)	3,563	158,839
Haverty Furniture Companies, Inc.	2,352	38,126
hhgregg, Inc. (I)	1,601	48,046
Hibbett Sports, Inc. (I)(L)	3,545	91,355
Hot Topic, Inc.	5,705	31,720
J. Crew Group, Inc. (I)(L)	6,158	281,051
Jo-Ann Stores, Inc. (I)	3,262	149,008
Jos. A. Bank Clothiers, Inc. (I)(L)	2,244	136,166
Kirklands, Inc. (I)	1,595	34,324
Lithia Motors, Inc., Class A (L)	2,601	21,250
Lumber Liquidators Holdings, Inc. (I)	1,775	52,380
Midas, Inc. (I)	2,083	20,809
Monro Muffler Brake, Inc.	2,042	80,434
New York & Company, Inc. (I)	3,284	12,545
OfficeMax, Inc. (I)	9,444	168,387
Pacific Sunwear of California, Inc. (I)	8,316	33,846
PEP Boys - Manny, Moe & Jack	6,113	75,373
Pier 1 Imports, Inc. (I)	13,561	107,810
Rent-A-Center, Inc. (I)	8,098	196,134
Rue21, Inc. (I)	822	27,907
Sally Beauty Holdings, Inc. (I)(L)	11,682	109,928
Shoe Carnival, Inc. (I)	1,159	29,056
Sonic Automotive, Inc. (I)	3,905	38,620

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Stage Stores, Inc. (I)	4,704	$66,656
Stein Mart, Inc. (I)	3,175	25,305
Systemax, Inc.	1,330	25,656
Talbots, Inc. (I)	3,110	46,774
The Buckle, Inc. (L)	3,122	110,987
The Cato Corp., Class A	3,414	81,014
The Children’s Place Retail Stores, Inc. (I)(L)	2,715	127,958
The Dress Barn, Inc. (I)	6,906	189,155
The Finish Line, Inc., Class A	5,235	87,163
The Men’s Wearhouse, Inc.	6,391	138,940
The Wet Seal, Inc., Class A (I)	12,346	50,619
Tractor Supply Company	4,367	295,908
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	3,417	87,407
Vitamin Shoppe, Inc. (I)	1,144	29,309
West Marine, Inc. (I)	2,069	23,028
Zumiez, Inc. (I)	2,561	43,844

		4,505,519
Textiles, Apparel & Luxury Goods - 2.39%
American Apparel, Inc. (I)	4,316	6,819
Carter’s, Inc. (I)	6,951	212,423
Cherokee, Inc.	1,068	21,883
Columbia Sportswear Company (L)	1,335	68,325
Crocs, Inc. (I)(L)	10,409	107,733
Deckers Outdoor Corp. (I)	1,609	232,854
Fossil, Inc. (I)	5,719	214,463
Fuqi International, Inc. (I)(L)	1,550	14,338
G-III Apparel Group, Ltd. (I)	1,637	46,933
Iconix Brand Group, Inc. (I)	8,801	143,016
Jones Apparel Group, Inc.	10,488	205,984
K-Swiss, Inc., Class A (I)	3,331	41,538
Liz Claiborne, Inc. (I)(L)	11,838	72,567
Lululemon Athletica, Inc. (I)(L)	4,986	203,728
Maidenform Brands, Inc. (I)	2,371	54,865
Movado Group, Inc. (I)(L)	2,159	26,513
Oxford Industries, Inc.	1,598	33,302
Perry Ellis International, Inc. (I)	1,233	29,666
Quiksilver, Inc. (I)	16,434	76,582
Skechers U.S.A., Inc., Class A (I)	4,066	153,207
Steven Madden, Ltd. (I)	2,874	96,940
The Timberland Company, Class A (I)	5,312	102,044
The Warnaco Group, Inc. (I)	5,574	237,397
True Religion Apparel, Inc. (I)(L)	3,161	87,275
Under Armour, Inc., Class A (I)(L)	4,061	136,815
Unifi, Inc. (I)	6,004	23,716
Unifirst Corp.	1,711	76,995
Volcom, Inc. (I)	2,356	47,026
Weyco Group, Inc.	942	21,657
Wolverine World Wide, Inc.	5,973	171,425

		2,968,029

		18,571,916
Consumer Staples - 3.07%
Beverages - 0.14%
Boston Beer Company, Inc. (I)	1,074	70,938
Coca-Cola Bottling Company Consolidated	560	27,866
Heckmann Corp. (I)	11,162	59,605
National Beverage Corp.	1,347	16,083

		174,492
Food & Staples Retailing - 0.84%
Arden Group, Inc.	156	13,892
Casey’s General Stores, Inc.	6,121	225,681
Ingles Markets, Inc.	1,787	27,145
Nash Finch Company	1,625	58,679

The accompanying notes are an integral part of the financial statements.	171

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Pricesmart, Inc.	1,980	$47,540
Ruddick Corp.	5,143	169,822
Spartan Stores, Inc.	2,922	44,531
Susser Holdings Corp. (I)	1,192	11,956
The Andersons, Inc.	2,277	74,526
The Great Atlantic & Pacific Tea
Company, Inc. (I)(L)	4,182	22,541
The Pantry, Inc. (I)	2,873	43,928
United Natural Foods, Inc. (I)	5,264	163,447
Village Super Market, Inc.	806	21,665
Weis Markets, Inc.	1,233	41,638
Winn-Dixie Stores, Inc. (I)	6,708	75,130

		1,042,121
Food Products - 1.34%
AgFeed Industries, Inc. (I)(L)	3,592	12,069
Alico, Inc.	562	14,275
American Dairy, Inc. (I)(L)	1,255	21,260
American Italian Pasta Company, Class A (I)	2,586	100,621
B&G Foods, Inc.	3,714	39,368
Cal-Maine Foods, Inc.	1,684	54,511
Calavo Growers, Inc. (L)	1,360	21,719
Chiquita Brands International, Inc. (I)	5,546	68,493
Darling International, Inc. (I)	10,266	82,128
Diamond Foods, Inc.	2,052	85,055
Dole Food Company, Inc. (I)(L)	4,476	40,955
Farmer Brothers Company	957	16,738
Fresh Del Monte Produce, Inc. (I)	5,005	100,100
Griffin Land & Nurseries, Inc.	559	15,205
HQ Sustainable Maritime Industries, Inc. (I)	1,548	7,585
Imperial Sugar Company	1,659	17,519
J & J Snack Foods Corp.	1,739	77,264
Lancaster Colony Corp.	2,293	125,335
Lance, Inc.	3,411	65,832
Omega Protein Corp. (I)	2,932	12,989
Overhill Farms, Inc. (I)	2,505	15,381
Sanderson Farms, Inc.	2,505	137,399
Seneca Foods Corp., Class A (I)	1,272	37,473
Smart Balance, Inc. (I)	7,994	47,804
Synutra International, Inc. (I)(L)	2,062	40,745
The Hain Celestial Group, Inc. (I)	5,039	108,641
Tootsie Roll Industries, Inc. (L)	2,953	73,936
TreeHouse Foods, Inc. (I)(L)	3,865	178,177
Zhongpin, Inc. (I)	3,061	37,222

		1,655,799
Household Products - 0.12%
Central Garden & Pet Company, Class A (I)	7,698	72,823
Orchids Paper Products Company (I)	857	11,758
WD-40 Company	2,041	66,618

		151,199
Personal Products - 0.42%
American Oriental Bioengineering, Inc. (I)(L)	8,101	25,113
China Sky One Medical, Inc. (I)(L)	1,364	17,268
China-Biotics, Inc. (I)(L)	1,239	17,742
Elizabeth Arden, Inc. (I)	3,075	52,275
Inter Parfums, Inc.	1,863	29,119
Medifast, Inc. (I)(L)	1,628	51,070
Nu Skin Enterprises, Inc., Class A	6,036	173,595
Nutraceutical International Corp. (I)	1,621	22,905
Prestige Brands Holdings, Inc. (I)	4,558	35,188
Revlon, Inc. (I)	2,484	34,403
Schiff Nutrition International, Inc.	1,696	12,042
The Female Health Company	2,318	13,537

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products (continued)
USANA Health Sciences, Inc. (I)	843	$31,570

		515,827
Tobacco - 0.21%
Alliance One International, Inc. (I)(L)	11,310	47,163
Star Scientific, Inc. (I)(L)	9,821	15,026
Universal Corp.	3,075	125,675
Vector Group, Ltd. (L)	4,916	77,181

		265,045

		3,804,483
Energy - 4.69%
Energy Equipment & Services - 1.53%
Allis-Chalmers Energy, Inc. (I)	7,818	22,516
Basic Energy Services, Inc. (I)	3,003	24,504
Bolt Technology Corp. (I)	1,364	11,880
Boots & Coots, Inc. (I)	11,193	33,019
Bristow Group, Inc. (I)	4,442	144,365
Bronco Drilling Company, Inc. (I)	3,190	11,644
Cal Dive International, Inc. (I)	5,574	30,768
CARBO Ceramics, Inc.	2,345	151,722
Complete Production Services, Inc. (I)	7,233	94,101
Dawson Geophysical Company (I)	1,041	23,402
Dril-Quip, Inc. (I)	3,514	171,167
Global Industries, Ltd. (I)	12,288	64,143
Gulf Islands Fabrication, Inc.	1,561	28,519
Gulfmark Offshore, Inc., Class A (I)	2,799	73,166
Hercules Offshore, Inc. (I)(L)	14,339	44,738
Hornbeck Offshore Services, Inc. (I)	2,851	43,563
ION Geophysical Corp. (I)	13,194	71,643
Key Energy Services, Inc. (I)(L)	15,193	145,245
Lufkin Industries, Inc.	1,804	143,833
Matrix Service Company (I)	3,453	33,978
Natural Gas Services Group, Inc. (I)	1,597	25,648
Newpark Resources, Inc. (I)	11,405	73,220
OYO Geospace Corp. (I)	530	24,184
Parker Drilling Company (I)	14,442	69,466
PHI, Inc. (I)	1,764	31,099
Pioneer Drilling Company (I)	5,601	33,214
RPC, Inc. (L)	3,435	38,781
Superior Well Services, Inc. (I)(L)	2,267	34,254
T-3 Energy Services, Inc. (I)	1,584	42,245
TetraTechnologies, Inc. (I)	9,309	93,649
Vantage Drilling Company (I)	9,003	14,225
Willbros Group, Inc. (I)	4,893	45,456

		1,893,357
Oil, Gas & Consumable Fuels - 3.16%
Apco Oil and Gas International, Inc.	1,022	28,872
Approach Resources, Inc. (I)	1,856	13,308
Arena Resources, Inc. (I)	4,664	153,352
Atlas Energy, Inc. (I)	8,267	255,285
ATP Oil & Gas Corp. (I)(L)	4,921	52,359
Berry Petroleum Company, Class A (L)	5,506	169,254
Bill Barrett Corp. (I)	4,687	152,609
BPZ Resources, Inc. (I)(L)	11,396	58,348
Brigham Exploration Company (I)(L)	13,423	230,607
Carrizo Oil & Gas, Inc. (I)(L)	3,467	61,505
Cheniere Energy, Inc. (I)(L)	8,210	23,234
Clayton Williams Energy, Inc. (I)	774	35,140
Clean Energy Fuels Corp. (I)(L)	4,428	66,066
Cloud Peak Energy, Inc. (I)	3,813	56,280
Contango Oil & Gas Company (I)	1,478	74,314
Crosstex Energy, Inc. (I)	5,289	35,754
CVR Energy, Inc. (I)	3,011	22,763

The accompanying notes are an integral part of the financial statements.	172

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Delek US Holdings, Inc.	1,798	$11,921
Delta Petroleum Corp. (I)	23,627	27,880
DHT Holdings, Inc.	6,802	28,228
Endeavour International Corp. (I)(L)	16,194	22,186
FX Energy, Inc. (I)(L)	6,347	22,849
General Maritime Corp. (L)	6,251	43,194
Georesources, Inc. (I)	1,051	15,050
GMX Resources, Inc. (I)(L)	3,926	26,775
Golar LNG Energy, Ltd.	574	670
Golar LNG, Ltd.	4,021	45,960
Goodrich Petroleum Corp. (I)(L)	3,036	37,161
Gran Tierra Energy, Inc. (I)	24,976	131,873
Green Plains Renewable Energy, Inc. (I)	1,224	13,599
Gulfport Energy Corp. (I)	3,293	43,237
Harvest Natural Resources, Inc. (I)(L)	4,376	33,126
International Coal Group, Inc. (I)(L)	13,153	56,952
James River Coal Company (I)	3,465	55,579
Knightsbridge Tankers, Ltd.	2,389	41,258
McMoRan Exploration Company (I)(L)	9,482	101,932
Nordic American Tanker Shipping, Ltd. (L)	5,743	163,101
Northern Oil and Gas, Inc. (I)	4,440	64,069
Oilsands Quest, Inc. (I)	28,278	20,338
Panhandle Oil and Gas, Inc.	985	24,763
Patriot Coal Corp. (I)(L)	9,130	152,197
Penn Virginia Corp.	5,608	122,759
Petroleum Development Corp. (I)	2,440	50,264
Petroquest Energy, Inc. (I)	6,512	40,895
REX American Resources Corp (I)	1,150	20,700
Rex Energy Corp. (I)	3,772	39,417
Rosetta Resources, Inc. (I)	6,423	140,856
Ship Finance International, Ltd. (L)	5,449	98,518
Stone Energy Corp. (I)(L)	5,162	69,222
Swift Energy Company (I)	4,626	127,909
Syntroleum Corp. (I)	8,646	17,724
Toreador Resources Corp. (I)	2,811	19,789
Uranerz Energy Corp. (I)(L)	7,383	11,517
Uranium Energy Corp. (I)(L)	7,300	18,761
USEC, Inc. (I)	14,328	75,652
VAALCO Energy, Inc.	7,612	40,648
Venoco, Inc. (I)	2,310	33,426
W&T Offshore, Inc. (L)	4,267	41,561
Warren Resources, Inc. (I)	9,633	29,092
Western Refining, Inc. (I)(L)	5,316	27,962
Westmoreland Coal Company (I)	1,672	17,339
World Fuel Services Corp. (L)	7,235	188,327
Zion Oil & Gas, Inc. (I)(L)	2,040	10,710

		3,915,996

		5,809,353
Financials - 20.70%
Capital Markets - 2.45%
American Capital, Ltd. (I)(L)	34,747	185,202
Apollo Investment Corp.	19,956	208,141
Ares Capital Corp.	21,990	297,745
Artio Global Investors, Inc.	3,383	62,552
BGC Partners, Inc., Class A	6,150	38,315
BlackRock Kelso Capital Corp.	1,709	17,945
Calamos Asset Management, Inc.	2,577	28,347
Capital Southwest Corp.	376	34,652
Cohen & Steers, Inc. (L)	2,121	51,328
Cowen Group, Inc., Class A (I)	1,880	8,911
Diamond Hill Investment Group, Inc.	312	20,583
Duff & Phelps Corp.	2,051	27,668
E*TRADE Financial Corp. (I)	196,908	291,424

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Epoch Holding Corp.	1,724	$20,447
Evercore Partners, Inc., Class A	1,783	58,126
FBR Capital Markets Corp. (I)	2,339	9,473
Fifth Street Finance Corp.	4,683	53,433
GAMCO Investors, Inc., Class A	905	35,865
GFI Group, Inc.	8,146	49,283
Gladstone Capital Corp.	2,964	33,404
Gladstone Investment Corp.	3,508	18,768
Gleacher & Company, Inc. (I)	6,599	26,000
Harris & Harris Group, Inc. (I)	3,719	15,694
Hercules Technology Growth Capital, Inc.	4,496	39,610
International Assets Holding Corp. (I)	1,672	27,354
JMP Group, Inc.	1,985	13,935
Kayne Anderson Energy
Development Company	1,488	21,516
KBW, Inc. (I)	4,289	107,611
Knight Capital Group, Inc., Class A (I)	11,379	166,247
Kohlberg Capital Corp. (L)	2,693	13,061
LaBranche & Company, Inc. (I)	7,622	32,394
Main Street Capital Corp. (L)	1,104	16,074
MCG Capital Corp.	8,288	45,170
MF Global Holdings, Ltd. (I)(L)	11,969	92,161
MVC Capital, Inc.	2,836	36,528
NGP Capital Resources Company	3,039	22,154
Oppenheimer Holdings, Inc., Class A	1,194	33,348
optionsXpress Holdings, Inc. (I)	5,195	83,380
PennantPark Investment Corp.	3,333	33,413
Penson Worldwide, Inc. (I)(L)	2,488	16,819
Piper Jaffray Companies, Inc. (I)	2,418	80,060
Prospect Capital Corp.	7,641	78,779
Riskmetrics Group, Inc. (I)	2,705	58,509
Safeguard Scientifics, Inc. (I)	2,730	30,849
Sanders Morris Harris Group, Inc.	2,782	14,856
Stifel Financial Corp. (I)	3,666	185,756
SWS Group, Inc.	3,046	30,582
Teton Advisors, Inc., Class A (I)	20	201
Thomas Weisel Partners Group, Inc. (I)	3,079	21,122
TICC Capital Corp.	3,792	31,208
TradeStation Group, Inc. (I)	4,218	29,990
Triangle Capital Corp.	1,424	19,908
U.S. Global Investors, Inc.	1,688	11,985
Virtus Investment Partners, Inc. (I)	868	19,782
Westwood Holdings Group, Inc.	739	27,454

		3,035,122
Commercial Banks - 6.26%
1st Source Corp.	1,894	36,422
Alliance Financial Corp.	705	19,585
American National Bankshares, Inc. (L)	1,074	21,630
Ameris Bancorp (L)	2,071	23,340
Ames National Corp.	842	15,712
Arrow Financial Corp.	1,295	32,997
BancFirst Corp.	822	32,625
Banco Latinoamericano de Exportaciones SA	3,540	45,737
Bancorp Rhode Island, Inc.	771	22,043
Bancorp, Inc. (I)	2,965	23,631
Bank of Marin Bancorp	799	24,905
Bank of the Ozarks, Inc.	1,662	58,652
Banner Corp. (L)	2,598	11,197
Bar Harbor Bankshares	505	13,458
Boston Private Financial Holdings, Inc.	8,698	63,669
Bridge Bancorp, Inc.	905	20,145
Bryn Mawr Bank Corp.	1,258	21,990
Camden National Corp.	1,060	33,284
Cape Bancorp, Inc. (I)	2,587	18,445

The accompanying notes are an integral part of the financial statements.	173

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Capital City Bank Group, Inc. (L)		1,695	$25,442
Cardinal Financial Corp.		3,864	40,572
Cathay General Bancorp		9,162	100,965
Center Bancorp, Inc. (L)		2,156	15,890
Centerstate Banks, Inc.		2,600	30,082
Central Pacific Financial Corp. (I)(L)		6,723	16,202
Chemical Financial Corp.		2,663	64,498
Citizens & Northern Corp.		1,501	18,973
Citizens Holding Company		624	12,686
Citizens Republic Banking Corp., Inc. (I)		50,985	56,084
City Holding Company (L)		2,016	64,693
CNB Financial Corp.		1,225	17,616
CoBiz Financial, Inc.		4,361	28,913
Columbia Banking System, Inc.		3,533	78,892
Community Bank Systems, Inc. (L)		4,130	94,371
Community Trust Bancorp, Inc.		2,006	53,801
CVB Financial Corp. (L)		10,629	105,546
Danvers Bancorp, Inc.		2,937	46,493
Eagle Bancorp, Inc. (I)		2,206	28,744
East West Bancorp, Inc. (L)		17,053	289,901
Enterprise Financial Services Corp.		1,973	19,848
Financial Institutions, Inc.		1,277	24,365
First Bancorp (L)		1,985	32,038
First Bancorp, Inc.		1,074	15,809
First BanCorp/Puerto Rico (I)(L)		10,896	14,492
First Busey Corp.		5,897	27,657
First Commonwealth Financial Corp.		10,964	57,342
First Community Bancshares, Inc.		1,936	31,092
First Financial
Bancorp.	.	6,401	101,744
First Financial Bankshares, Inc. (L)		2,493	125,099
First Financial Corp.		1,385	39,265
First Merchants Corp.		3,287	28,367
First Midwest Bancorp, Inc. (L)		9,286	128,797
First of Long Island Corp.		818	20,736
First South Bancorp, Inc.		990	13,444
FirstMerit Corp.		10,047	187,276
FNB Corp. (L)		14,275	116,912
German American Bancorp, Inc.		1,506	24,036
Glacier Bancorp, Inc. (L)		7,652	121,361
Great Southern Bancorp, Inc.		1,357	33,504
Hancock Holding Company		3,440	131,511
Heartland Financial USA, Inc. (L)		1,878	33,579
Heritage Financial Corp. (I)		1,470	22,006
Home Bancorp, Inc. (I)		1,386	18,905
Home Bancshares, Inc.		2,432	57,349
IBERIABANK Corp.		2,873	157,814
Independent Bank Corp. (L)		2,668	64,619
International Bancshares Corp. (L)		6,460	127,585
Investors Bancorp, Inc. (I)		5,865	80,116
Lakeland Bancorp, Inc.		3,050	30,317
Lakeland Financial Corp.		2,083	42,077
MainSource Financial Group, Inc.		2,740	22,769
MB Financial, Inc.		6,222	135,951
Metro Bancorp, Inc. (I)		1,443	18,745
Nara Bancorp, Inc. (I)		4,170	31,817
National Bankshares, Inc.		1,023	25,340
National Penn Bancshares, Inc.		15,902	111,155
NBT Bancorp, Inc.		4,252	93,331
Northfield Bancorp, Inc. (L)		2,469	35,899
Northrim Bancorp, Inc.		1,151	19,820
Old National Bancorp		10,794	123,915
Oriental Financial Group, Inc.		3,805	52,052
Orrstown Financial Services, Inc.		628	15,336
Pacific Capital Bancorp (I)(L)		9,793	15,865

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Pacific Continental Corp.	2,594	$28,767
PacWest Bancorp (L)	3,348	69,772
Park National Corp.	1,368	88,510
Peapack Gladstone Financial Corp.	1,112	14,790
Penns Woods Bancorp, Inc.	686	20,292
Peoples Bancorp, Inc.	1,717	26,047
Pinnacle Financial Partners, Inc. (I)(L)	4,207	57,510
PrivateBancorp, Inc.	6,718	89,014
Prosperity Bancshares, Inc. (L)	5,609	202,148
Renasant Corp. (L)	2,808	40,295
Republic Bancorp, Inc., Class A	1,265	29,285
S&T Bancorp, Inc. (L)	3,020	65,141
S.Y. Bancorp, Inc. (L)	1,420	33,285
Sandy Spring Bancorp, Inc.	2,395	37,075
SCBT Financial Corp.	1,668	59,698
Shore Bancshares, Inc.	1,370	17,550
Sierra Bancorp	1,415	17,518
Signature Bank (I)	4,933	186,665
Simmons First National Corp., Class A	2,074	54,671
Southside Bancshares, Inc.	1,844	37,341
Southwest Bancorp, Inc.	2,092	32,342
State Bancorp, Inc.	2,190	20,148
StellarOne Corp.	3,137	43,165
Sterling Bancorp	2,936	28,098
Sterling Bancshares, Inc.	12,872	68,865
Suffolk Bancorp	1,323	41,701
Susquehanna Bancshares, Inc. (L)	15,838	138,899
SVB Financial Group (I)(L)	5,093	228,472
Texas Capital Bancshares, Inc. (I)	4,496	82,142
Tompkins Financial Corp. (L)	1,191	47,426
Tower Bancorp, Inc.	741	17,458
TowneBank (L)	2,850	41,525
TriCo Bancshares	1,888	34,532
Trustmark Corp.	7,866	175,962
UMB Financial Corp.	3,872	150,814
Umpqua Holdings Corp.	10,741	134,907
Union First Market Bankshares Corp.	2,545	39,651
United Bankshares, Inc. (L)	4,783	128,758
United Community Banks, Inc. (I)	10,665	49,432
United Security Bancshares, Inc.	969	13,644
Univest Corp. of Pennsylvania	2,185	42,083
Washington Banking Company	1,691	22,203
Washington Trust Bancorp, Inc. (L)	1,959	35,752
Webster Financial Corp.	8,509	162,947
WesBanco, Inc.	3,082	58,003
Westamerica Bancorp. (L)	3,504	195,068
Western Alliance Bancorp (I)	6,143	49,451
Wilshire Bancorp, Inc.	2,671	27,191
Wintrust Financial Corp.	3,233	115,289

		7,762,190
Consumer Finance - 0.48%
Advance America Cash Advance Centers, Inc.	5,897	28,483
Cardtronics, Inc. (I)	1,670	21,627
Cash America International, Inc.	3,657	135,126
Credit Acceptance Corp. (I)(L)	720	34,322
Dollar Financial Corp. (I)	2,993	60,459
EZCORP, Inc., Class A (I)	5,602	102,573
First Cash Financial Services, Inc. (I)	2,863	60,209
Nelnet, Inc., Class A	2,434	48,193
The First Marblehead Corp. (I)(L)	8,360	23,408
World Acceptance Corp. (I)	2,032	72,603

		587,003

The accompanying notes are an integral part of the financial statements.	174

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services - 0.47%
Asset Acceptance Capital Corp. (I)	2,036	$12,033
Compass Diversified Holdings	3,008	43,375
Encore Capital Group, Inc. (I)	1,737	36,303
Life Partners Holdings, Inc.	962	19,452
MarketAxess Holdings, Inc.	3,817	56,339
Medallion Financial Corp.	2,543	18,691
NewStar Financial, Inc. (I)	3,994	27,678
PHH Corp. (I)(L)	6,736	148,529
PICO Holdings, Inc. (I)	2,769	92,180
Portfolio Recovery Associates, Inc. (I)	1,905	130,416

		584,996
Insurance - 2.83%
Alterra Capital Holdings, Ltd.	5,625	105,244
Ambac Financial Group, Inc. (I)(L)	37,073	44,488
American Equity Investment Life
Holding Company (L)	7,510	70,669
American Physicians Capital, Inc.	1,164	36,096
American Physicians Service Group, Inc.	1,003	23,731
American Safety Insurance Holdings, Ltd. (I)	1,311	20,937
AMERISAFE, Inc. (I)	2,426	40,999
Amtrust Financial Services, Inc.	2,872	37,824
Argo Group International Holdings, Ltd.	3,793	114,624
Assured Guaranty, Ltd.	15,324	257,443
Baldwin & Lyons, Inc., Class B	1,125	25,391
Citizens, Inc., Class A (I)(L)	4,090	27,894
CNA Surety Corp. (I)	2,112	34,679
CNO Financial Group, Inc. (I)	31,566	177,085
Crawford & Company, Class B (I)	3,110	10,450
Delphi Financial Group, Inc., Class A	5,701	148,055
Donegal Group, Inc.	1,471	19,079
eHealth, Inc. (I)	2,980	39,455
EMC Insurance Group, Inc.	740	16,502
Employers Holdings, Inc.	5,482	87,438
Enstar Group, Ltd. (I)	812	50,831
FBL Financial Group, Inc., Class A	1,678	40,994
First Mercury Financial Corp.	2,007	24,606
Flagstone Reinsurance Holdings SA	4,895	57,859
FPIC Insurance Group, Inc. (I)	1,431	39,052
Greenlight Capital Re, Ltd., Class A (I)	3,474	84,349
Harleysville Group, Inc.	1,572	51,294
Hilltop Holdings, Inc. (I)	4,845	51,405
Horace Mann Educators Corp.	4,928	75,743
Infinity Property & Casualty Corp.	1,696	79,373
Kansas City Life Insurance Company	626	18,955
Maiden Holdings, Ltd.	6,271	43,521
Meadowbrook Insurance Group, Inc.	7,282	63,281
Mercer Insurance Group, Inc.	1,005	17,165
Montpelier Re Holdings, Ltd.	9,338	145,766
National Financial Partners Corp. (I)	5,189	72,335
National Interstate Corp.	845	17,382
National Western Life Insurance
Company, Class A	274	45,758
Platinum Underwriters Holdings, Ltd.	5,550	204,296
PMA Capital Corp., Class A (I)	4,406	29,785
Presidential Life Corp.	2,996	31,428
ProAssurance Corp. (I)	3,971	233,733
RLI Corp.	2,234	123,138
Safety Insurance Group, Inc.	1,651	59,651
SeaBright Holdings, Inc.	2,896	29,858
Selective Insurance Group, Inc.	6,525	101,790
State Auto Financial Corp.	1,806	32,652
Stewart Information Services Corp.	2,353	24,942
The Navigators Group, Inc. (I)	1,519	62,218
The Phoenix Companies, Inc. (I)	14,800	41,736

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Tower Group, Inc.	5,374	$117,744
United America Indemnity, Ltd. (I)	4,882	38,861
United Fire & Casualty Company	2,798	59,737

		3,509,321
Real Estate Investment Trusts - 6.64%
Acadia Realty Trust	5,021	89,826
Agree Realty Corp.	1,017	24,215
Alexander’s, Inc. (I)	251	81,417
American Campus Communities, Inc.	6,438	172,345
American Capital Agency Corp. (L)	1,974	51,837
Anworth Mortgage Asset Corp.	13,423	91,008
Apollo Commercial Real Estate Finance, Inc.	1,394	23,614
Ashford Hospitality Trust, Inc. (I)	6,918	54,998
Associated Estates Realty Corp.	2,220	30,436
BioMed Realty Trust, Inc.	13,278	225,859
CapLease, Inc.	6,465	33,036
Capstead Mortage Corp. (L)	8,550	97,641
CBL & Associates Properties, Inc. (L)	17,054	243,702
Cedar Shopping Centers, Inc.	5,204	35,751
Cogdell Spencer, Inc.	4,183	28,068
Colonial Properties Trust	8,305	125,239
Colony Financial, Inc.	1,847	33,597
Cousins Properties, Inc.	9,427	72,682
CreXus Investment Corp.	1,819	23,702
Cypress Sharpridge Investments, Inc.	2,207	28,890
DCT Industrial Trust, Inc.	25,497	123,405
Developers Diversified Realty Corp.	23,843	272,764
DiamondRock Hospitality Company (I)	14,920	136,369
DuPont Fabros Technology, Inc.	3,273	83,592
EastGroup Properties, Inc.	3,125	115,563
Education Realty Trust, Inc.	7,540	47,954
Entertainment Properties Trust	5,198	212,806
Equity Lifestyle Properties, Inc.	3,116	161,409
Equity One, Inc.	3,998	68,646
Extra Space Storage, Inc.	10,746	161,620
FelCor Lodging Trust, Inc. (I)	8,492	57,406
First Industrial Realty Trust, Inc. (I)	7,066	47,272
First Potomac Realty Trust	3,537	51,994
Franklin Street Properties Corp. (L)	8,273	102,172
Getty Realty Corp.	2,223	49,617
Gladstone Commercial Corp.	1,610	26,146
Glimcher Realty Trust	8,541	59,445
Government Properties Income Trust	2,008	53,453
Gramercy Capital Corp. (I)	5,614	8,926
Hatteras Financial Corp.	4,437	122,905
Healthcare Realty Trust, Inc.	7,296	167,297
Hersha Hospitality Trust	12,488	60,317
Highwoods Properties, Inc.	8,684	255,831
Home Properties, Inc.	4,059	197,389
Inland Real Estate Corp.	8,958	74,620
Invesco Mortgage Capital, Inc.	2,102	43,280
Investors Real Estate Trust (L)	9,315	81,320
iStar Financial, Inc. (I)(L)	12,944	78,570
Kilroy Realty Corp.	5,854	192,597
Kite Realty Group Trust	6,280	30,772
LaSalle Hotel Properties	7,855	176,738
Lexington Realty Trust	11,471	71,235
LTC Properties, Inc.	2,834	72,805
Medical Properties Trust, Inc.	12,375	118,181
MFA Financial, Inc.	34,483	252,760
Mid-America Apartment Communities, Inc.	3,467	189,402
Mission West Properties, Inc.	3,318	22,264
Monmouth Real Estate Investment Corp.	3,481	25,168
National Health Investments, Inc.	3,149	129,676

The accompanying notes are an integral part of the financial statements.	175

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
National Retail Properties, Inc.	9,789	$215,162
NorthStar Realty Finance Corp. (L)	8,076	25,439
OMEGA Healthcare Investors, Inc.	10,137	201,321
One Liberty Properties, Inc.	37	568
Parkway Properties, Inc.	2,763	46,557
Pebblebrook Hotel Trust (I)	1,029	21,115
Pennsylvania Real Estate Investment Trust	5,119	70,591
Pennymac Mortgage Investment Trust (I)	1,923	32,460
Post Properties, Inc.	6,051	151,759
Potlatch Corp. (L)	4,884	170,159
PS Business Parks, Inc.	2,172	117,093
RAIT Financial Trust (I)(L)	9,014	22,625
Ramco-Gershenson Properties Trust	3,369	36,419
Redwood Trust, Inc.	9,715	147,571
Resource Capital Corp.	3,055	17,139
Saul Centers, Inc.	850	32,598
Sovran Self Storage, Inc.	3,420	123,223
Starwood Property Trust, Inc.	5,750	104,823
Strategic Hotels & Resorts, Inc. (I)	10,678	52,322
Sun Communities, Inc.	2,125	62,858
Sunstone Hotel Investors, Inc. (I)	12,212	134,698
Tanger Factory Outlet Centers, Inc. (L)	4,945	205,811
Terreno Realty Corp. (I)	732	13,213
U-Store-It Trust	9,948	81,773
Universal Health Realty Income Trust	1,424	46,380
Urstadt Biddle Properties, Inc., Class A	2,593	43,407
Walter Investment Management Corp.	3,004	48,965
Washington Real Estate Investment Trust (L)	7,180	210,948
Winthrop Realty Trust	2,102	26,906

		8,235,452
Real Estate Management & Development - 0.14%
Avatar Holdings, Inc. (I)	1,191	24,761
China Housing & Land
Development, Inc. (I)(L)	3,554	10,484
Consolidated-Tomoka Land Company	706	21,004
Forestar Group, Inc. (I)	4,419	81,089
Tejon Ranch Company (I)	1,381	33,835

		171,173
Thrifts & Mortgage Finance - 1.43%
Abington Bancorp, Inc.	3,786	33,620
Astoria Financial Corp. (L)	10,736	159,752
Bank Mutual Corp.	6,348	40,754
BankFinancial Corp.	2,908	24,805
Beneficial Mutual Bancorp, Inc. (I)	4,113	42,405
Berkshire Hill Bancorp, Inc.	1,867	34,054
Brookline Bancorp, Inc.	7,475	74,451
Dime Community Bancshares	3,525	44,979
ESB Financial Corp. (L)	1,647	22,383
ESSA Bancorp, Inc.	2,194	27,513
First Defiance Financial Corp.	1,312	14,209
First Financial Holdings, Inc.	2,190	30,704
First Financial Northwest, Inc.	2,866	13,785
First Niagara Financial Group, Inc.	793	10,476
Flushing Financial Corp.	4,025	54,499
Home Federal Bancorp, Inc.	2,342	35,856
Kearny Financial Corp.	2,267	19,927
MGIC Investment Corp. (I)(L)	23,613	221,018
NewAlliance Bancshares, Inc.	13,154	154,823
Northwest Bancshares, Inc.	4,688	54,521
OceanFirst Financial Corp.	1,497	18,308
Ocwen Financial Corp. (I)	7,060	85,850
Oritani Financial Corp.	1,435	20,937
People’s United Financial, Inc.	704	9,835

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Provident Financial Services, Inc. (L)	7,544	$93,244
Provident New York Bancorp	4,123	37,478
Radian Group, Inc.	10,217	105,031
Roma Financial Corp.	1,349	15,581
Territorial Bancorp, Inc.	1,760	34,742
The PMI Group, Inc. (I)	9,524	44,668
TrustCo Bank Corp. (L)	9,814	61,141
United Financial Bancorp, Inc.	2,453	33,263
ViewPoint Financial Group	1,519	24,122
Westfield Financial, Inc.	4,714	40,116
WSFS Financial Corp.	924	37,265

		1,776,115

		25,661,372
Health Care - 13.50%
Biotechnology - 3.52%
Acorda Therapeutics, Inc. (I)	4,685	161,070
Affymax, Inc. (I)	2,189	48,158
Alkermes, Inc. (I)	11,631	132,070
Allos Therapeutics, Inc. (I)(L)	8,975	64,261
Alnylam Pharmaceuticals, Inc. (I)(L)	4,446	70,247
AMAG Pharmaceuticals, Inc. (I)(L)	2,632	83,803
Arena Pharmaceuticals, Inc. (I)(L)	11,812	36,381
Ariad Pharmaceuticals, Inc. (I)	14,084	54,083
Arqule, Inc. (I)	5,710	34,888
Array BioPharma, Inc. (I)	6,891	26,324
AVI BioPharma, Inc. (I)(L)	12,721	18,191
BioCryst Pharmaceuticals, Inc. (I)	2,717	19,236
BioSpecifics Technologies Corp. (I)	493	11,936
Celera Corp. (I)	10,263	72,559
Cell Therapeutics, Inc. (I)(L)	67,129	24,173
Celldex Therapeutics, Inc. (I)	3,563	23,908
Cepheid, Inc. (I)(L)	7,160	128,021
Chelsea Therapeutics International, Inc. (I)	4,097	13,315
Clinical Data, Inc. (I)(L)	1,441	23,733
Cubist Pharmaceuticals, Inc. (I)	7,096	152,564
Curis, Inc. (I)	8,252	25,994
Cytokinetics, Inc. (I)	5,915	17,272
Cytori Therapeutics, Inc. (I)(L)	3,801	17,675
Dyax Corp. (I)	9,263	24,362
Emergent Biosolutions, Inc. (I)	2,112	33,264
Enzon Pharmaceuticals, Inc. (I)(L)	5,638	60,327
Exelixis, Inc. (I)	13,150	68,117
Genomic Health, Inc. (I)(L)	1,737	26,055
Geron Corp. (I)(L)	11,071	58,455
Halozyme Therapeutics, Inc. (I)(L)	8,431	61,799
Hemispherx Biopharma, Inc. (I)(L)	15,961	10,486
Human Genome Sciences, Inc. (I)(L)	22,251	550,935
Idenix Pharmaceuticals, Inc. (I)	4,571	17,873
Idera Pharmaceuticals, Inc. (I)	2,967	11,156
Immunogen, Inc. (I)	7,091	62,826
Immunomedics, Inc. (I)(L)	8,443	29,382
Incyte Corp. (I)(L)	10,761	138,709
Infinity Pharmaceuticals, Inc. (I)	2,339	16,443
Insmed, Inc. (I)	17,596	14,253
InterMune, Inc. (I)	5,590	50,534
Ironwood Pharmaceuticals, Inc. (I)	1,661	19,500
Isis Pharmaceuticals, Inc. (I)(L)	11,465	105,478
Lexicon Pharmaceuticals, Inc. (I)	19,186	28,203
Ligand Pharmaceuticals, Inc., Class B (I)	14,678	22,604
Mannkind Corp. (I)(L)	7,181	39,926
Martek Biosciences Corp. (I)(L)	4,097	76,163
Maxygen, Inc. (I)	3,414	21,133
Medivation, Inc. (I)	3,518	41,231

The accompanying notes are an integral part of the financial statements.	176

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Metabolix, Inc. (I)(L)	2,523	$36,584
Micromet, Inc. (I)(L)	7,150	43,544
Momenta Pharmaceuticals, Inc. (I)	4,880	64,758
Myriad Pharmaceuticals, Inc. (I)	3,428	13,781
Nabi Biopharmaceuticals (I)	6,691	36,533
Neurocrine Biosciences, Inc. (I)	5,871	23,484
NeurogesX, Inc. (I)(L)	1,447	11,344
Novavax, Inc. (I)(L)	8,497	20,478
NPS Pharmaceuticals, Inc. (I)	6,649	43,817
OncoGenex Pharmaceutical, Inc. (I)	574	8,616
Onyx Pharmaceuticals, Inc. (I)	7,547	168,223
Opko Health, Inc. (I)(L)	5,627	11,141
Orexigen Therapeutics, Inc. (I)(L)	3,461	18,828
Osiris Therapeutics, Inc. (I)(L)	2,388	14,638
PDL BioPharma, Inc. (L)	14,843	79,707
Pharmasset, Inc. (I)	2,632	77,539
Progenics Pharmaceuticals, Inc. (I)(L)	3,933	19,980
Protalix BioTherapeutics, Inc. (I)(L)	4,355	26,435
Regeneron Pharmaceuticals, Inc. (I)	7,728	220,789
Repligen Corp. (I)	4,499	15,971
Rigel Pharmaceuticals, Inc. (I)	6,256	40,789
Sangamo Biosciences, Inc. (I)	5,736	26,099
Savient Pharmaceuticals, Inc. (I)	8,172	98,391
SciClone Pharmaceuticals, Inc. (I)	4,935	17,124
Seattle Genetics, Inc. (I)	10,234	135,396
SIGA Technologies, Inc. (I)(L)	3,350	23,283
Spectrum Pharmaceuticals, Inc. (I)(L)	5,553	22,379
StemCells, Inc. (I)(L)	14,923	15,221
Theravance, Inc. (I)(L)	8,179	103,955
Vanda Pharmaceuticals, Inc. (I)	3,363	24,584
Vical, Inc. (I)	5,837	19,437
Zymogenetics, Inc. (I)	5,908	27,472

		4,359,396
Health Care Equipment & Supplies - 3.52%
Abaxis, Inc. (I)(L)	2,694	60,642
ABIOMED, Inc. (I)	3,951	38,522
Accuray, Inc. (I)	5,233	31,921
AGA Medical Holdings, Inc. (I)	1,764	24,802
Align Technology, Inc. (I)(L)	7,146	106,618
Alphatec Holdings, Inc. (I)	4,275	22,786
American Medical Systems
Holdings, Inc. (I)(L)	9,059	204,371
Analogic Corp.	1,578	68,201
AngioDynamics, Inc. (I)	3,060	45,196
Atrion Corp.	193	26,316
ATS Medical, Inc. (I)	6,518	25,811
Bovie Medical Corp. (I)	2,421	8,837
Cantel Medical Corp.	1,602	27,458
Conceptus, Inc. (I)(L)	3,790	63,255
CONMED Corp. (I)	3,585	69,692
CryoLife, Inc. (I)	3,842	19,902
Cutera, Inc. (I)	2,075	18,426
Cyberonics, Inc. (I)	3,397	59,651
Cynosure, Inc. (I)	1,503	16,999
Delcath Systems, Inc. (I)(L)	3,295	51,204
DexCom, Inc. (I)	5,849	61,590
Endologix, Inc. (I)	6,140	27,876
ev3, Inc. (I)	9,083	171,850
Exactech, Inc. (I)	1,184	20,519
Greatbatch, Inc. (I)	2,933	61,828
Haemonetics Corp. (I)	3,084	166,351
HeartWare International, Inc. (I)	689	40,754
ICU Medical, Inc. (I)	1,565	49,798
Immucor, Inc. (I)	8,620	169,297

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Insulet Corp. (I)(L)	4,423	$64,443
Integra LifeSciences Holdings Corp. (I)	2,304	90,778
Invacare Corp. (L)	3,530	84,332
IRIS International, Inc. (I)	2,374	24,690
Kensey Nash Corp. (I)	1,072	24,763
MAKO Surgical Corp. (I)(L)	2,262	29,791
Masimo Corp. (L)	6,179	136,803
Medical Action Industries, Inc. (I)	1,888	21,485
MELA Sciences, Inc. (I)(L)	2,582	19,468
Meridian Bioscience, Inc. (L)	4,949	86,509
Merit Medical Systems, Inc. (I)	3,437	52,552
Micrus Endovascular Corp. (I)	2,082	35,977
Natus Medical, Inc. (I)	3,531	58,438
Neogen Corp. (I)	2,502	64,326
NuVasive, Inc. (I)(L)	4,485	176,126
NxStage Medical, Inc. (I)	2,960	41,410
OraSure Technologies, Inc. (I)	5,940	26,849
Orthofix International NV (I)	2,108	67,224
Orthovita, Inc. (I)	8,552	26,554
Palomar Medical Technologies, Inc. (I)	2,333	25,126
Quidel Corp. (I)(L)	3,244	37,955
Rochester Medical Corp. (I)	1,552	16,156
Rockwell Medical Technologies, Inc. (I)(L)	2,507	13,864
RTI Biologics, Inc. (I)	7,305	26,006
Sirona Dental Systems, Inc. (I)	2,059	72,847
Somanetics Corp. (I)	1,614	29,084
SonoSite, Inc. (I)(L)	2,149	62,514
Spectranetics Corp. (I)	4,294	25,592
Stereotaxis, Inc. (I)(L)	4,217	15,687
STERIS Corp.	7,093	225,770
SurModics, Inc. (I)(L)	1,937	32,948
Symmetry Medical, Inc. (I)	4,592	50,007
Synovis Life Technologies, Inc. (I)	1,642	23,940
Thoratec Corp. (I)(L)	6,877	301,694
TomoTherapy, Inc. (I)	6,240	19,656
Vascular Solutions, Inc. (I)	2,425	26,893
Volcano Corp. (I)	5,934	131,675
West Pharmaceutical Services, Inc.	3,980	156,613
Wright Medical Group, Inc. (I)	4,699	77,205
Young Innovations, Inc.	762	18,494
Zoll Medical Corp. (I)	2,603	75,617

		4,358,334
Health Care Providers & Services - 3.67%
Air Methods Corp. (I)	1,364	44,917
Alliance HealthCare Services, Inc. (I)	3,738	20,783
Allied Healthcare International, Inc. (I)	6,632	17,707
Almost Family, Inc. (I)	916	33,315
Amedisys, Inc. (I)(L)	3,373	167,706
America Service Group, Inc.	1,234	22,706
American Dental Partners, Inc. (I)	2,041	24,472
AMERIGROUP Corp. (I)(L)	6,498	233,408
AMN Healthcare Services, Inc. (I)	4,200	34,944
AmSurg Corp. (I)	3,794	75,121
Assisted Living Concepts, Inc. (I)	1,310	43,427
Bio Reference Labs, Inc. (I)	2,650	60,606
BioScrip, Inc. (I)	4,936	32,035
Capital Senior Living Corp. (I)	3,325	16,492
CardioNet, Inc. (I)	3,369	26,009
Catalyst Health Solutions, Inc. (I)	4,463	170,888
Centene Corp. (I)	6,030	137,605
Chemed Corp.	2,732	155,478
Chindex International, Inc. (I)	1,751	19,016
Continucare Corp. (I)	4,051	15,677
Corvel Corp. (I)	899	31,888

The accompanying notes are an integral part of the financial statements.	177

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Cross Country Healthcare, Inc. (I)	3,964	$33,734
Emergency Medical Services
Corp., Class A (I)	3,400	182,138
Emeritus Corp. (I)(L)	2,475	50,218
Genoptix, Inc. (I)	2,090	55,719
Gentiva Health Services, Inc. (I)	3,583	98,998
Hanger Orthopedic Group, Inc. (I)	3,198	54,526
Health Grades, Inc. (I)	3,378	22,903
Healthsouth Corp. (I)(L)	11,561	229,601
Healthspring, Inc. (I)	6,058	105,227
Healthways, Inc. (I)	4,197	59,513
HMS Holdings Corp. (I)	3,117	169,128
inVentiv Health, Inc. (I)	4,155	103,792
IPC The Hospitalist Company, Inc. (I)	1,998	58,481
Kindred Healthcare, Inc. (I)	4,845	75,146
Landauer, Inc.	1,155	70,363
LCA-Vision, Inc. (I)	2,335	17,513
LHC Group, Inc. (I)	1,883	57,996
Magellan Health Services, Inc. (I)	4,050	164,795
MedCath Corp. (I)	2,087	19,054
Molina Healthcare, Inc. (I)	1,686	46,399
MWI Veterinary Supply, Inc. (I)	1,371	67,193
National Healthcare Corp.	1,021	35,633
Nighthawk Radiology Holdings, Inc. (I)	2,855	9,107
NovaMed, Inc. (I)(L)	3,189	11,991
Odyssey HealthCare, Inc. (I)	4,084	108,471
Owens & Minor, Inc.	7,612	227,370
PharMerica Corp. (I)	3,856	63,238
PSS World Medical, Inc. (I)	7,231	165,662
Psychiatric Solutions, Inc. (I)(L)	6,937	224,620
RehabCare Group, Inc. (I)	3,078	89,539
Res-Care, Inc. (I)	3,210	36,113
Select Medical Holdings Corp. (I)	4,155	33,656
Skilled Healthcare Group, Inc. (I)	2,883	23,727
Sun Healthcare Group, Inc. (I)	5,563	50,679
Sunrise Senior Living, Inc. (I)	5,717	24,412
The Ensign Group, Inc.	1,393	25,394
The Providence Service Corp. (I)	1,395	22,864
Triple-S Management Corp., Class B (I)	2,622	48,009
Universal American Financial Corp. (I)	3,405	49,781
US Physical Therapy, Inc. (I)	1,625	27,121
WellCare Health Plans, Inc. (I)	5,188	141,425

		4,545,449
Health Care Technology - 0.61%
athenahealth, Inc. (I)(L)	4,099	101,491
Computer Programs & Systems, Inc. (L)	1,195	51,397
Eclipsys Corp. (I)	6,948	133,089
MedAssets, Inc. (I)	4,789	108,662
Medidata Solutions, Inc. (I)	927	13,024
Omnicell, Inc. (I)	3,965	51,942
Phase Forward, Inc. (I)	5,298	89,165
Quality Systems, Inc.	2,874	169,681
Transcend Services, Inc. (I)	877	11,419
Vital Images, Inc. (I)	2,032	27,879

		757,749
Life Sciences Tools & Services - 0.62%
Accelrys, Inc. (I)	4,035	27,720
Affymetrix, Inc. (I)	8,859	58,026
Albany Molecular Research, Inc. (I)	3,025	19,421
Bruker Corp. (I)	5,960	75,901
Cambrex Corp. (I)	4,210	17,556
Dionex Corp. (I)	2,125	167,344
Enzo Biochem, Inc. (I)	4,417	23,454

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
eResearch Technology, Inc. (I)	5,447	$43,249
Harvard Bioscience, Inc. (I)	4,175	15,239
Kendle International, Inc. (I)	1,919	27,058
Luminex Corp. (I)	5,130	87,877
Parexel International Corp. (I)	7,102	158,410
Sequenom, Inc. (I)(L)	7,858	48,170

		769,425
Pharmaceuticals - 1.56%
Adolor Corp. (I)	7,649	12,391
Akorn, Inc. (I)	8,442	24,397
Ardea Biosciences, Inc. (I)(L)	1,897	47,482
Auxilium Pharmaceuticals, Inc. (I)(L)	5,706	164,219
AVANIR Pharmaceuticals, Class A (I)(L)	8,224	19,655
BioMimetic Therapeutics, Inc. (I)(L)	1,875	22,838
BMP Sunstone Corp. (I)	4,320	21,470
Cadence Pharmaceuticals, Inc. (I)(L)	3,240	25,693
Cumberland Pharmaceuticals, Inc. (I)	1,085	7,552
Cypress Biosciences, Inc. (I)	4,954	20,410
DepoMed, Inc. (I)	6,859	23,389
Durect Corp. (I)	11,487	29,177
Endo Pharmaceuticals, Inc.	156	88
Hi-Tech Pharmacal Company, Inc. (I)	1,119	25,715
Impax Laboratories, Inc. (I)	7,582	159,791
Inspire Pharmaceuticals, Inc. (I)	7,647	43,473
Ista Pharmaceuticals, Inc. (I)	4,520	12,475
Javelin Pharmaceuticals, Inc. (I)	7,507	12,687
MAP Pharmaceuticals, Inc. (I)	1,220	18,202
Medicis Pharmaceutical Corp., Class A	7,278	168,777
Nektar Therapeutics (I)	11,529	141,000
Obagi Medical Products, Inc. (I)	2,365	30,059
Optimer Pharmaceuticals, Inc. (I)(L)	3,624	38,668
Pain Therapeutics, Inc. (I)	4,819	28,143
Par Pharmaceutical Companies, Inc. (I)	4,334	120,312
POZEN, Inc. (I)(L)	3,525	27,072
Questcor Pharmaceuticals, Inc. (I)	7,309	69,216
Salix Pharmaceuticals, Ltd. (I)	6,927	248,887
Santarus, Inc. (I)	6,774	19,577
SuperGen, Inc. (I)	8,024	19,338
The Medicines Company (I)	6,699	56,305
Viropharma, Inc. (I)	9,602	116,856
Vivus, Inc. (I)(L)	10,007	126,689
XenoPort, Inc. (I)	3,723	36,969

		1,938,972

		16,729,325
Industrials - 15.56%
Aerospace & Defense - 1.76%
AAR Corp. (I)(L)	4,755	93,674
Aerovironment, Inc. (I)(L)	1,643	41,141
American Science & Engineering, Inc.	1,117	78,268
Applied Signal Technology, Inc.	1,694	29,882
Argon ST, Inc. (I)	1,677	40,332
Ascent Solar Technologies, Inc. (I)(L)	2,541	8,258
Astronics Corp. (I)	1,360	23,038
Ceradyne, Inc. (I)	3,231	69,628
Cubic Corp.	1,872	68,103
Curtiss-Wright Corp.	5,507	182,392
DigitalGlobe, Inc. (I)	1,802	50,402
Ducommun, Inc.	1,453	28,726
DynCorp International, Inc. (I)	3,066	52,459
Esterline Technologies Corp. (I)	3,630	194,786
GenCorp, Inc. (I)(L)	6,298	32,750
GeoEye, Inc. (I)	2,262	71,864
HEICO Corp. (L)	3,348	133,552

The accompanying notes are an integral part of the financial statements.	178

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Herley Industries, Inc. (I)	1,909	$27,203
Hexcel Corp. (I)	11,854	189,308
Ladish Company, Inc. (I)	2,079	52,557
LMI Aerospace, Inc. (I)	1,221	21,209
Moog, Inc., Class A (I)	5,534	182,677
Orbital Sciences Corp., Class A (I)	6,917	109,773
Stanley, Inc. (I)	1,409	52,048
Taser International, Inc. (I)(L)	8,030	35,894
Teledyne Technologies, Inc. (I)	4,397	172,846
Triumph Group, Inc.	2,022	140,347

		2,183,117
Air Freight & Logistics - 0.38%
Air Transport Services Group, Inc. (I)	7,164	40,262
Atlas Air Worldwide Holdings, Inc. (I)	2,584	135,066
Dynamex, Inc. (I)	1,382	21,255
Forward Air Corp.	3,625	99,216
HUB Group, Inc., Class A (I)	4,572	139,903
Pacer International, Inc. (I)	5,047	41,083

		476,785
Airlines - 1.09%
AirTran Holdings, Inc. (I)(L)	16,647	93,889
Alaska Air Group, Inc. (I)	4,454	208,002
Allegiant Travel Company (I)	1,848	102,176
Hawaiian Holdings, Inc. (I)	6,528	46,479
JetBlue Airways Corp. (I)(L)	31,035	192,417
Republic Airways Holdings, Inc. (I)(L)	4,436	25,951
Skywest, Inc.	6,774	99,341
UAL Corp. (I)(L)	20,553	411,266
US Airways Group, Inc. (I)	20,021	176,785

		1,356,306
Building Products - 0.70%
A.O. Smith Corp.	2,665	124,242
AAON, Inc.	1,607	39,661
American Woodmark Corp.	1,366	33,563
Ameron International Corp.	1,149	74,467
Apogee Enterprises, Inc. (L)	3,549	48,479
Builders FirstSource, Inc. (I)	4,640	15,637
Gibraltar Industries, Inc. (I)	3,389	44,464
Griffon Corp. (I)	5,412	65,702
Insteel Industries, Inc.	2,345	29,735
NCI Building Systems, Inc. (I)	2,382	27,441
Quanex Building Products Corp.	4,659	92,854
Simpson Manufacturing Company, Inc.	4,663	136,253
Trex Company, Inc. (I)(L)	2,006	45,616
Universal Forest Products, Inc.	2,360	87,438

		865,552
Commercial Services & Supplies - 2.34%
ABM Industries, Inc.	5,631	120,898
ACCO Brands Corp. (I)	6,805	48,043
American Reprographics Company (I)	4,695	45,025
APAC Customer Services, Inc. (I)	3,200	20,704
ATC Technology Corp. (I)	2,429	45,422
Bowne & Company, Inc.	4,901	54,254
Cenveo, Inc. (I)(L)	6,698	49,431
Clean Harbors, Inc. (I)	2,594	164,434
Consolidated Graphics, Inc. (I)	1,223	56,185
Cornell Companies, Inc. (I)	1,425	38,532
Courier Corp.	1,444	22,859
Deluxe Corp.	6,314	135,562
EnergySolutions, Inc.	9,352	58,450
EnerNOC, Inc. (I)(L)	1,740	48,894
Ennis, Inc.	3,223	56,693

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Fuel Tech, Inc. (I)	2,423	$14,853
G & K Services, Inc., Class A	2,304	55,734
Healthcare Services Group, Inc.	4,568	91,862
Herman Miller, Inc.	6,547	125,899
HNI Corp. (L)	5,453	167,189
Innerworkings, Inc. (I)	3,266	22,633
Interface, Inc., Class A	6,001	70,722
Kimball International, Inc., Class B	4,132	29,048
Knoll, Inc.	5,811	85,945
M&F Worldwide Corp. (I)	1,355	42,235
McGrath Rentcorp	2,955	69,029
Metalico, Inc. (I)	4,359	21,621
Mine Safety Appliances Company	3,266	89,358
Mobile Mini, Inc. (I)(L)	4,395	70,320
Multi-Color Corp.	1,478	17,115
Perma-Fix Environmental Services, Inc. (I)	7,280	12,886
Rollins, Inc.	5,174	109,999
Schawk, Inc., Class A	1,916	32,438
Standard Parking Corp. (I)	1,092	16,937
Standard Register Company	2,445	9,756
Steelcase, Inc. Class A	8,843	74,104
SYKES Enterprises, Inc. (I)	4,578	79,016
Team, Inc. (I)	2,421	36,412
Tetra Tech, Inc. (I)	7,318	165,862
The Geo Group, Inc. (I)	6,274	132,381
United Stationers, Inc. (I)	2,881	168,308
US Ecology, Inc.	2,340	33,111
Viad Corp.	2,582	59,799
Waste Services, Inc. (I)	2,314	25,986

		2,895,944
Construction & Engineering - 0.81%
Argan, Inc. (I)	1,134	12,213
Comfort Systems USA, Inc.	4,892	53,910
Dycom Industries, Inc. (I)	5,016	49,558
EMCOR Group, Inc. (I)	8,084	201,857
Furmanite Corp. (I)	5,219	25,573
Granite Construction, Inc. (L)	4,236	125,597
Great Lakes Dredge & Dock Corp.	5,276	30,733
Insituform Technologies, Inc., Class A (I)	4,797	98,147
Layne Christensen Company (I)	2,440	61,024
MasTec, Inc. (I)	6,444	74,944
Michael Baker Corp. (I)	1,006	36,478
MYR Group, Inc. (I)	2,205	36,360
Northwest Pipe Company (I)	1,193	24,504
Orion Marine Group, Inc. (I)	3,339	50,753
Pike Electric Corp. (I)	2,146	21,181
Sterling Construction Company, Inc. (I)	1,765	29,017
Tutor Perini Corp. (I)(L)	3,233	72,096

		1,003,945
Electrical Equipment - 1.97%
Acuity Brands, Inc. (L)	5,295	217,783
Advanced Battery Technologies, Inc. (I)(L)	7,069	23,186
American Superconductor Corp. (I)(L)	5,321	163,142
AZZ, Inc.	1,533	56,598
Baldor Electric Company	5,735	206,059
Belden, Inc.	5,735	148,537
Brady Corp., Class A	5,852	170,176
Broadwind Energy, Inc. (I)	3,934	8,694
China BAK Battery, Inc. (I)(L)	5,363	10,351
Encore Wire Corp. (L)	2,264	44,714
Ener1, Inc. (I)(L)	6,137	21,357
Energy Conversion Devices, Inc. (I)(L)	5,759	31,991
EnerSys, Inc. (I)	4,938	111,105

The accompanying notes are an integral part of the financial statements.	179

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Evergreen Solar, Inc. (I)(L)	24,295	$23,080
Franklin Electric Company, Inc.	2,847	83,019
Fuelcell Energy, Inc. (I)(L)	9,647	20,741
Fushi Copperweld, Inc. (I)	2,090	20,775
Generac Holdings, Inc. (I)	980	10,770
GrafTech International, Ltd. (I)	14,762	245,197
Harbin Electric, Inc. (I)(L)	1,886	37,418
II-VI, Inc. (I)	3,033	101,666
LaBarge, Inc. (I)	1,568	18,722
LSI Industries, Inc.	2,633	15,377
Orion Energy Systems, Inc. (I)(L)	2,628	9,750
Polypore International, Inc. (I)	2,868	58,536
Powell Industries, Inc. (I)	982	28,866
PowerSecure International, Inc. (I)	2,365	22,349
Regal-Beloit Corp.	4,361	262,925
Satcon Technology Corp. (I)	9,612	23,646
Vicor Corp. (I)	2,486	30,329
Woodward Governor Company	7,385	211,950

		2,438,809
Industrial Conglomerates - 0.25%
Otter Tail Corp.	4,336	85,809
Raven Industries, Inc.	1,979	70,096
Seaboard Corp.	40	57,040
Standex International Corp.	1,626	42,292
Tredegar Industries, Inc.	3,712	61,174

		316,411
Machinery - 2.83%
3D Systems Corp. (I)	2,382	32,776
Actuant Corp., Class A	8,329	168,412
Alamo Group, Inc.	932	21,678
Albany International Corp., Class A	3,376	63,536
Altra Holdings, Inc. (I)	3,405	42,494
American Railcar Industries, Inc.	1,451	20,561
Ampco-Pittsburgh Corp.	1,094	25,348
ArvinMeritor, Inc. (I)(L)	11,139	161,961
Astec Industries, Inc. (I)	2,156	64,400
Badger Meter, Inc. (L)	1,838	72,730
Barnes Group, Inc.	5,737	107,397
Blount International, Inc. (I)	4,939	52,699
Briggs & Stratton Corp.	6,107	125,987
Cascade Corp.	1,138	37,873
Chart Industries, Inc. (I)	3,554	65,465
China Fire & Security Group, Inc. (I)(L)	1,740	21,315
CIRCOR International, Inc.	2,132	63,363
CLARCOR, Inc.	6,161	223,398
Colfax Corp. (I)	3,001	35,802
Columbus McKinnon Corp. (I)	2,352	38,526
Dynamic Materials Corp.	1,669	26,554
Energy Recovery, Inc. (I)	4,371	15,648
EnPro Industries, Inc. (I)	2,496	78,824
ESCO Technologies, Inc.	3,228	84,477
Federal Signal Corp.	6,229	42,419
Flow International Corp. (I)	6,746	17,270
Force Protection, Inc. (I)	8,814	39,178
FreightCar America, Inc. (I)	1,608	43,127
Graham Corp.	1,345	22,448
Greenbrier Companies, Inc. (I)(L)	2,270	32,484
Hurco Companies, Inc. (I)	1,013	17,403
John Bean Technologies Corp.	3,435	59,048
Kadant, Inc. (I)	1,666	32,537
Kaydon Corp.	4,047	151,924
L.B. Foster Company (I)	1,323	37,137
Lindsay Corp. (L)	1,554	53,100

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Met-Pro Corp.	2,138	$20,183
Middleby Corp. (I)(L)	2,009	113,127
Miller Industries, Inc.	1,473	22,095
Mueller Industries, Inc.	4,570	121,151
Mueller Water Products, Inc.	19,194	83,110
NACCO Industries, Inc., Class A	670	56,655
Nordson Corp.	4,093	272,717
PMFG, Inc. (I)	1,740	26,187
RBC Bearings, Inc. (I)	2,686	75,208
Robbins & Myers, Inc.	3,267	72,168
Sauer-Danfoss, Inc. (I)	1,462	20,936
SmartHeat, Inc. (I)	1,154	7,201
Sun Hydraulics, Inc.	1,556	40,518
Tecumseh Products Company, Class A (I)	2,437	31,852
Tennant Company	2,282	76,424
The Eastern Company	899	12,361
The Gorman-Rupp Company (L)	1,805	51,172
Titan International, Inc. (L)	4,500	47,565
TriMas Corp. (I)	2,154	21,734
Twin Disc, Inc.	1,235	15,845
Watts Water Technologies, Inc., Class A	3,568	115,603

		3,503,111
Marine - 0.14%
American Commercial Lines, Inc. (I)	1,179	24,028
Eagle Bulk Shipping, Inc. (I)(L)	7,929	37,980
Genco Shipping & Trading, Ltd. (I)(L)	3,229	61,448
Horizon Lines, Inc.	4,202	17,144
International Shipholding Corp.	738	17,682
Ultrapetrol Bahamas, Ltd. (I)	3,206	16,832

		175,114
Professional Services - 1.39%
Acacia Research - Acacia Technologies (I)	4,091	61,570
Administaff, Inc.	2,602	62,786
Barrett Business Services, Inc.	1,269	17,652
CBIZ, Inc. (I)	5,466	36,076
CDI Corp.	1,662	26,542
COMSYS IT Partners, Inc. (I)	1,921	34,059
CoStar Group, Inc. (I)(L)	2,405	98,052
CRA International, Inc. (I)	1,413	31,397
Diamond Management & Technology
Consultants, Inc.	3,263	32,402
Exponent, Inc. (I)	1,676	46,073
Franklin Covey Company (I)	1,975	13,687
GP Strategies Corp. (I)	2,388	17,409
Heidrick & Struggles International, Inc.	2,086	48,291
Hill International, Inc. (I)	3,286	15,510
Huron Consulting Group, Inc. (I)	2,690	63,000
ICF International, Inc. (I)	1,370	30,729
Kelly Services, Inc., Class A (I)	3,311	48,307
Kforce, Inc. (I)	3,541	47,874
Korn/Ferry International (I)	5,484	76,666
Mistras Group, Inc. (I)	1,293	15,438
Navigant Consulting Company (I)	6,149	74,526
Odyssey Marine Exploration, Inc. (I)(L)	8,784	9,750
On Assignment, Inc. (I)	4,729	26,151
Resources Connection, Inc. (I)	5,486	88,544
School Specialty, Inc. (I)	2,367	50,867
SFN Group, Inc. (I)	6,589	50,472
The Advisory Board Company (I)	1,911	70,936
The Corporate Executive Board Company	4,173	135,163
The Dolan Company (I)	3,749	46,113
Towers Watson & Company	5,169	237,774
TrueBlue, Inc. (I)	5,382	71,527

The accompanying notes are an integral part of the financial statements.	180

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Volt Information Sciences, Inc. (I)	1,649	$16,589
VSE Corp.	527	20,189

		1,722,121
Road & Rail - 1.03%
AMERCO, Inc. (I)	1,099	60,060
Arkansas Best Corp.	3,150	73,679
Avis Budget Group, Inc. (I)(L)	12,541	148,611
Celadon Group, Inc. (I)	2,992	40,751
Dollar Thrifty Automotive Group, Inc. (I)	3,384	158,033
Genesee & Wyoming, Inc., Class A (I)	4,644	167,138
Heartland Express, Inc. (L)	6,115	95,058
Knight Transportation, Inc. (L)	7,001	139,180
Marten Transport, Ltd. (I)	2,012	44,807
Old Dominion Freight Lines, Inc. (I)	3,437	122,495
Patriot Transportation Holding, Inc. (I)	176	14,839
RailAmerica, Inc. (I)	2,787	31,131
Saia, Inc. (I)	1,837	27,500
Universal Truckload Services, Inc. (I)	849	14,696
USA Truck, Inc. (I)	1,423	21,402
Werner Enterprises, Inc.	5,203	117,276

		1,276,656
Trading Companies & Distributors - 0.87%
Aceto Corp.	3,608	22,586
Aircastle, Ltd.	5,871	57,829
Applied Industrial Technologies, Inc.	5,144	141,872
Beacon Roofing Supply, Inc. (I)	5,630	118,230
CAI International, Inc. (I)	1,348	19,115
DXP Enterprises, Inc. (I)	1,105	17,249
H&E Equipment Services, Inc. (I)	3,472	34,685
Houston Wire & Cable Company (L)	2,321	26,622
Interline Brands, Inc. (I)	4,030	80,237
Kaman Corp., Class A	3,169	77,609
RSC Holdings, Inc. (I)(L)	6,258	45,746
Rush Enterprises, Inc., Class A (I)	4,130	62,735
TAL International Group, Inc.	1,980	47,500
Textainer Group Holdings, Ltd.	1,080	26,514
Titan Machinery, Inc. (I)	1,733	22,460
United Rentals, Inc. (I)	7,566	91,927
Watsco, Inc. (L)	3,191	186,833

		1,079,749

		19,293,620
Information Technology - 17.30%
Communications Equipment - 2.67%
Acme Packet, Inc. (I)	4,812	141,040
ADC Telecommunications, Inc. (I)	12,073	99,723
ADTRAN, Inc. (L)	6,707	183,973
Anaren, Inc. (I)	1,974	28,485
Arris Group, Inc. (I)	15,240	167,183
Aruba Networks, Inc. (I)	7,279	97,539
Aviat Networks, Inc. (I)	7,430	32,766
Bel Fuse, Inc., Class B	1,325	23,347
BigBand Networks, Inc. (I)	4,655	13,267
Black Box Corp.	2,159	63,669
Blue Coat Systems, Inc. (I)	4,843	103,979
Cogo Group, Inc. (I)	3,146	21,298
Comtech Telecommunications Corp. (I)(L)	3,462	99,740
DG Fastchannel, Inc. (I)	2,554	108,468
Digi International, Inc. (I)	3,259	30,113
Emcore Corp. (I)(L)	11,316	11,995
EMS Technologies, Inc. (I)	1,979	30,754
Emulex Corp. (I)	10,207	106,969
Extreme Networks, Inc. (I)	11,570	33,090

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Globecomm Systems, Inc. (I)	2,900	$23,316
Harmonic, Inc. (I)	11,931	69,080
Hughes Communications, Inc. (I)	1,130	29,346
Infinera Corp. (I)	10,373	73,026
InterDigital, Inc. (I)(L)	5,378	140,366
Ixia (I)	3,977	39,770
KVH Industries, Inc. (I)	1,855	24,189
Loral Space & Communications, Inc. (I)	1,305	52,122
NETGEAR, Inc. (I)	4,207	95,541
Network Equipment Technologies, Inc. (I)	4,269	19,253
Oplink Communications, Inc. (I)	2,593	37,132
Palm, Inc. (I)(L)	20,309	115,761
PC-Tel, Inc. (I)	2,757	16,239
Plantronics, Inc.	6,004	179,760
Polycom, Inc. (I)	10,247	307,717
Powerwave Technologies, Inc. (I)(L)	17,610	29,057
Riverbed Technology, Inc. (I)	6,706	179,251
Seachange International, Inc. (I)	4,353	36,348
ShoreTel, Inc. (I)	5,604	29,869
Sonus Networks, Inc. (I)	25,680	66,768
Sycamore Networks, Inc.	2,391	42,129
Symmetricom, Inc. (I)	5,847	30,580
Tekelec, Inc. (I)	8,178	117,232
UTStarcom, Inc. (I)(L)	14,664	30,208
Viasat, Inc. (I)(L)	3,789	121,741

		3,303,199
Computers & Peripherals - 0.77%
3PAR, Inc. (I)(L)	3,396	36,099
ActivIdentity Corp. (I)	6,938	15,888
Adaptec, Inc. (I)	15,064	43,686
Avid Technology, Inc. (I)	3,530	47,584
Compellent Technologies, Inc. (I)	2,066	26,569
Cray, Inc. (I)	4,403	20,958
Electronics for Imaging, Inc. (I)	6,064	67,553
Imation Corp. (I)	3,801	39,074
Immersion Corp. (I)	4,020	21,346
Intermec, Inc. (I)	7,569	83,562
Intevac, Inc. (I)	2,770	31,883
Isilon Systems, Inc. (I)	3,256	44,477
Netezza Corp. (I)	5,858	76,330
Novatel Wireless, Inc. (I)	3,943	24,249
Quantum Corp. (I)	25,969	61,027
Rimage Corp. (I)	1,305	21,428
Silicon Graphics International Corp. (I)	3,960	32,314
STEC, Inc. (I)(L)	3,063	37,001
Stratasys, Inc. (I)	2,526	58,755
Super Micro Computer, Inc. (I)	2,935	40,356
Synaptics, Inc. (I)(L)	4,214	126,083

		956,222
Electronic Equipment, Instruments & Components - 2.10%
Agilysys, Inc.	2,060	13,884
Anixter International, Inc. (I)	3,628	172,330
Benchmark Electronics, Inc. (I)	7,956	147,027
Brightpoint, Inc. (I)	6,225	46,252
Checkpoint Systems, Inc. (I)	4,772	95,011
China Security & Surveillance
Technology, Inc. (I)(L)	5,599	26,203
Cogent, Inc. (I)	5,261	46,928
Cognex Corp.	4,862	92,816
Coherent, Inc. (I)	2,668	94,180
Comverge, Inc. (I)(L)	2,485	23,707
CPI International, Inc. (I)	1,041	15,969
CTS Corp.	4,376	46,079

The accompanying notes are an integral part of the financial statements.	181

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Daktronics, Inc.	4,263	$35,894
DTS, Inc. (I)	2,131	70,387
Echelon Corp. (I)(L)	4,010	34,125
Electro Rent Corp.	2,455	33,363
Electro Scientific Industries, Inc. (I)	3,511	45,116
FARO Technologies, Inc. (I)	2,127	50,857
ICx Technologies, Inc. (I)(L)	1,567	10,405
Insight Enterprises, Inc. (I)	5,716	83,111
IPG Photonics Corp. (I)	2,871	48,290
L-1 Identity Solutions, Inc. (I)	9,326	69,385
Littelfuse, Inc. (I)	2,675	96,701
Maxwell Technologies, Inc. (I)(L)	2,793	33,097
Measurement Specialties, Inc. (I)	2,042	30,610
Mercury Computer Systems, Inc. (I)	2,861	33,617
Methode Electronics, Inc.	4,834	49,065
Microvision, Inc. (I)(L)	9,973	26,628
MTS Systems Corp.	2,079	60,811
Multi-Fineline Electronix, Inc. (I)	1,204	31,822
Newport Corp. (I)	4,638	48,142
OSI Systems, Inc. (I)	1,941	50,990
Park Electrochemical Corp.	2,519	65,192
Plexus Corp. (I)	4,825	164,291
Power-One, Inc. (I)(L)	9,674	75,554
RadiSys Corp. (I)	3,072	28,815
Rofin-Sinar Technologies, Inc. (I)	3,570	85,216
Rogers Corp. (I)	1,955	55,835
Scansource, Inc. (I)	3,246	83,682
Smart Modular Technologies (WWH), Inc. (I)	4,739	29,097
Spectrum Control, Inc. (I)	1,960	25,480
SYNNEX Corp. (I)(L)	2,355	62,949
Technitrol, Inc. (L)	5,357	20,624
TTM Technologies, Inc. (I)	5,387	62,328
Universal Display Corp. (I)(L)	3,666	56,786
Zygo Corp. (I)	2,335	18,727

		2,597,378
Internet Software & Services - 1.77%
Ancestry.com, Inc. (I)	932	15,723
Archipelago Learning, Inc. (I)	903	13,103
Art Technology Group, Inc. (I)	15,809	59,126
comScore, Inc. (I)	2,712	41,711
Constant Contact, Inc. (I)(L)	3,084	66,183
DealerTrack Holdings, Inc. (I)	4,673	74,908
Dice Holdings, Inc. (I)	2,064	16,347
Digital River, Inc. (I)	4,737	130,457
DivX, Inc. (I)	4,507	32,541
Earthlink, Inc.	13,225	113,603
Equinix, Inc. (I)	285	26,223
GSI Commerce, Inc. (I)	3,755	105,741
InfoSpace, Inc. (I)	4,572	37,628
Innodata Isogen, Inc. (I)(L)	2,897	7,996
Internap Network Services Corp. (I)	6,583	33,705
Internet Brands, Inc., Class A (I)	3,630	37,716
Internet Capital Group, Inc. (I)	4,794	39,886
J2 Global Communications, Inc. (I)	5,531	127,987
Keynote Systems, Inc.	1,714	16,986
Limelight Networks, Inc. (I)	4,331	18,797
Liquidity Services, Inc. (I)	1,983	26,295
LivePerson, Inc. (I)	5,258	33,967
LogMeIn, Inc. (I)	929	23,652
LoopNet, Inc. (I)	2,541	27,849
Marchex, Inc., Class B	3,085	15,641
MercadoLibre, Inc. (I)(L)	3,178	164,843
ModusLink Global Solutions, Inc. (I)	5,753	43,953

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Move, Inc. (I)	20,153	$42,321
NIC, Inc.	6,263	40,710
OpenTable, Inc. (I)	388	16,036
Openwave Systems, Inc. (I)	11,018	23,689
Perficient, Inc. (I)	3,702	39,500
Rackspace Hosting, Inc. (I)(L)	8,168	143,757
RealNetworks, Inc. (I)	10,606	38,182
Saba Software, Inc. (I)	3,591	18,494
SAVVIS, Inc. (I)	4,478	83,985
Stamps.com, Inc. (I)	1,667	17,470
Support.com, Inc. (I)	6,871	28,721
Terremark Worldwide, Inc. (I)	7,383	55,446
The Knot, Inc. (I)	3,854	28,828
United Online, Inc.	10,520	71,694
ValueClick, Inc. (I)	10,799	125,592
Vocus, Inc. (I)	2,155	33,747
Web.com Group, Inc. (I)	3,530	13,379
Zix Corp. (I)(L)	9,179	21,571

		2,195,689
IT Services - 2.11%
Acxiom Corp. (I)	8,351	145,391
CACI International, Inc., Class A (I)	3,616	167,204
Cass Information Systems, Inc.	1,055	33,465
China Information Security
Technology, Inc. (I)(L)	3,529	18,704
CIBER, Inc. (I)	8,978	26,754
Computer Task Group, Inc. (I)	2,105	16,272
CSG Systems International, Inc. (I)	4,301	88,257
Cybersource Corp. (I)	8,524	218,982
Dynamics Research Corp. (I)	1,404	15,009
Euronet Worldwide, Inc. (I)	5,945	78,177
Exlservice Holdings, Inc. (I)	1,856	30,847
Forrester Research, Inc. (I)	1,882	59,038
Gartner, Inc., Class A (I)	8,344	206,514
Global Cash Access Holdings, Inc. (I)	4,763	38,056
Heartland Payment Systems, Inc.	4,699	77,205
iGate Corp.	2,814	32,868
infoGROUP, Inc. (I)	4,322	34,209
Information Services Group, Inc. (I)	3,686	9,436
Integral Systems, Inc. (I)	2,567	17,558
Lionbridge Technologies, Inc. (I)	8,064	43,788
ManTech International Corp. (I)	2,629	121,539
MAXIMUS, Inc.	2,090	125,191
MoneyGram International, Inc. (I)(L)	10,944	28,783
NCI, Inc. (I)	871	19,110
Ness Technologies, Inc. (I)	5,123	26,742
Online Resources Corp. (I)	3,504	15,102
RightNow Technologies, Inc. (I)	2,706	39,372
Sapient Corp.	10,443	105,996
SRA International, Inc., Class A (I)	5,147	111,021
StarTek, Inc. (I)	1,745	7,853
Syntel, Inc.	1,532	51,230
TeleTech Holdings, Inc. (I)	3,914	50,608
The Hackett Group, Inc. (I)	5,571	18,830
Tier Technologies, Inc., Class B (I)	2,547	20,019
TNS, Inc. (I)	3,109	59,786
Unisys Corp. (I)	5,201	120,663
VeriFone Holdings, Inc. (I)	8,867	178,936
Virtusa Corp. (I)	1,819	15,716
Wright Express Corp. (I)	4,671	146,669

		2,620,900
Semiconductors & Semiconductor Equipment - 3.63%
Actel Corp. (I)	3,329	46,972

The accompanying notes are an integral part of the financial statements.	182

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Advanced Analogic Technologies, Inc. (I)	6,071	$21,006
Advanced Energy Industries, Inc. (I)(L)	4,094	50,602
Amkor Technology, Inc. (I)(L)	13,518	92,058
Anadigics, Inc. (I)	8,297	33,769
Applied Micro Circuits Corp. (I)	8,151	89,865
Atheros Communications, Inc. (I)(L)	7,917	269,178
ATMI, Inc. (I)	3,908	63,310
Brooks Automation, Inc. (I)	8,007	66,618
Cabot Microelectronics Corp. (I)	2,847	104,485
Cavium Networks, Inc. (I)	4,469	118,786
Ceva, Inc. (I)	2,558	29,724
Cirrus Logic, Inc. (I)	8,245	117,203
Cohu, Inc.	3,014	42,226
Cymer, Inc. (I)	3,620	109,577
Diodes, Inc. (I)	4,019	79,415
DSP Group, Inc. (I)	3,336	22,585
Entegris, Inc. (I)	16,163	87,280
Entropic Communications, Inc. (I)	6,836	36,504
Exar Corp. (I)	4,586	32,102
FEI Company (I)	4,591	95,034
FormFactor, Inc. (I)	6,065	78,057
GSI Technology, Inc. (I)	2,668	15,795
GT Solar International, Inc. (I)(L)	3,878	21,174
Hittite Microwave Corp. (I)	2,577	117,846
IXYS Corp. (I)	3,170	29,544
Kopin Corp. (I)	8,684	31,089
Kulicke & Soffa Industries, Inc. (I)	8,603	59,877
Lattice Semiconductor Corp. (I)	14,965	74,226
Micrel, Inc.	5,742	63,765
Microsemi Corp. (I)	9,991	154,661
Microtune, Inc. (I)	8,201	19,354
MIPS Technologies, Inc., Class A (I)	5,877	29,091
MKS Instruments, Inc. (I)	6,048	120,113
Monolithic Power Systems, Inc. (I)	4,172	80,061
Netlogic Microsystems, Inc. (I)(L)	5,812	167,211
NVE Corp. (I)(L)	620	28,824
OmniVision Technologies, Inc. (I)	6,170	119,019
Pericom Semiconductor Corp. (I)	3,271	32,383
Photronics, Inc. (I)	6,865	34,737
PLX Technology, Inc. (I)	5,110	24,732
Power Integrations, Inc.	2,709	92,052
RF Micro Devices, Inc. (I)	32,768	157,286
Rubicon Technology, Inc. (I)(L)	1,588	43,162
Rudolph Technologies, Inc. (I)	4,092	36,337
Semtech Corp. (I)	7,421	130,684
Sigma Designs, Inc. (I)(L)	3,432	35,761
Silicon Image, Inc. (I)	10,110	36,902
Skyworks Solutions, Inc. (I)(L)	20,527	326,995
Standard Microsystems Corp. (I)	2,734	62,554
Supertex, Inc. (I)	1,393	37,931
Tessera Technologies, Inc. (I)	5,992	104,141
Trident Microsystems, Inc. (I)	9,167	15,492
TriQuint Semiconductor, Inc. (I)	18,176	127,596
Ultratech, Inc. (I)	3,003	41,862
Veeco Instruments, Inc. (I)	4,779	182,414
Virage Logic Corp. (I)	2,346	23,272
Volterra Semiconductor Corp. (I)	2,862	67,114
Zoran Corp. (I)	6,462	62,423

		4,493,836
Software - 4.25%
ACI Worldwide, Inc. (I)	4,399	84,065
Actuate Corp. (I)	6,056	27,191
Advent Software, Inc. (I)(L)	1,873	80,989
American Software, Inc., Class A	3,110	18,007

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
ArcSight, Inc. (I)	2,283	$49,450
Ariba, Inc. (I)	10,784	162,299
AsiaInfo Holdings, Inc. (I)	3,669	78,627
Blackbaud, Inc.	5,393	121,612
Blackboard, Inc. (I)(L)	3,901	156,196
Bottomline Technologies, Inc. (I)	3,173	51,974
CommVault Systems, Inc. (I)	5,143	115,923
Concur Technologies, Inc. (I)	4,893	206,974
Deltek, Inc. (I)	2,328	18,577
DemandTec, Inc. (I)	2,620	16,008
Double-Take Software, Inc. (I)	2,388	24,811
Ebix, Inc. (I)(L)	2,571	39,285
Epicor Software Corp. (I)	6,027	56,051
EPIQ Systems, Inc. (I)	4,136	47,357
Fair Isaac Corp.	5,983	138,806
FalconStor Software, Inc. (I)	4,621	12,985
Fortinet, Inc. (I)	1,552	25,329
GSE Systems, Inc. (I)	2,823	13,861
Informatica Corp. (I)	10,692	275,854
Interactive Intelligence, Inc. (I)	1,599	28,670
Jack Henry & Associates, Inc.	10,063	241,915
JDA Software Group, Inc. (I)	4,121	110,113
Kenexa Corp. (I)	2,879	40,968
Lawson Software, Inc. (I)	17,040	140,495
Manhattan Associates, Inc. (I)	2,879	83,347
Mentor Graphics Corp. (I)	11,695	107,360
MicroStrategy, Inc., Class A (I)	1,118	86,153
Monotype Imaging Holdings, Inc. (I)	2,833	27,962
Net 1 UEPS Technologies, Inc. (I)	3,834	54,903
Netscout Systems, Inc. (I)	3,137	42,444
NetSuite, Inc. (I)(L)	2,131	30,004
Opnet Technologies, Inc.	1,894	30,361
Parametric Technology Corp. (I)(L)	14,210	234,181
Pegasystems, Inc.	1,845	55,184
Phoenix Technology, Ltd. (I)	5,155	15,310
Progress Software Corp. (I)	4,902	156,570
PROS Holdings, Inc. (I)	2,631	17,391
Quest Software, Inc. (I)	7,443	144,059
Radiant Systems, Inc. (I)	3,574	49,536
Rosetta Stone, Inc. (I)	806	21,158
S1 Corp. (I)	6,970	42,726
Smith Micro Software, Inc. (I)	3,720	36,642
SolarWinds, Inc. (I)	1,519	28,800
Solera Holdings, Inc.	8,522	295,543
SonicWALL, Inc. (I)	6,808	62,021
Sourcefire, Inc. (I)	2,757	56,904
SuccessFactors, Inc. (I)	5,729	127,528
Symyx Technologies, Inc. (I)	4,548	29,107
Synchronoss Technologies, Inc. (I)	2,379	48,627
Take-Two Interactive Software, Inc. (I)(L)	10,017	115,897
Taleo Corp. (I)	4,919	123,221
TeleCommunication Systems, Inc. (I)	4,911	24,604
THQ, Inc. (I)(L)	8,688	52,128
TIBCO Software, Inc. (I)	20,860	238,013
TiVo, Inc. (I)	13,645	123,351
Tyler Technologies, Inc. (I)	3,863	62,696
Ultimate Software Group, Inc. (I)(L)	3,033	103,759
Unica Corp. (I)	2,071	21,538
VASCO Data Security International, Inc. (I)	3,598	22,919
Websense, Inc. (I)	5,533	115,750

		5,272,089

		21,439,313

The accompanying notes are an integral part of the financial statements.	183

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 4.58%
Chemicals - 2.19%
A. Schulman, Inc.	3,592	$79,832
American Vanguard Corp. (L)	2,620	20,881
Arch Chemicals, Inc.	3,093	105,966
Balchem Corp.	3,379	82,076
Calgon Carbon Corp. (I)(L)	6,752	100,402
China Green Agriculture, Inc. (I)(L)	1,281	13,873
Ferro Corp. (I)	10,144	91,397
H.B. Fuller Company	5,964	127,212
Hawkins, Inc.	1,175	31,608
Innophos Holdings, Inc.	2,173	62,017
Innospec, Inc. (I)	3,049	37,930
Koppers Holdings, Inc.	2,571	69,648
Kraton Performance Polymers Inc. (I)	810	16,605
Landec Corp. (I)	3,691	22,847
LSB Industries, Inc. (I)	2,206	36,068
Minerals Technologies, Inc.	2,282	121,973
NewMarket Corp.	1,228	126,435
Olin Corp. (L)	9,576	183,572
OM Group, Inc. (I)	3,769	112,505
Omnova Solutions, Inc. (I)	5,596	44,936
PolyOne Corp. (I)	11,418	114,066
Quaker Chemical Corp.	1,462	40,395
Rockwood Holdings, Inc. (I)	6,067	157,378
Sensient Technologies Corp.	5,951	164,783
ShengdaTech, Inc. (I)(L)	3,679	21,706
Solutia, Inc. (I)	14,648	221,917
Spartech Corp. (I)	3,916	52,122
Stepan Company	907	65,422
STR Holdings, Inc. (I)	1,524	32,324
W.R. Grace & Company (I)	8,858	227,031
Westlake Chemical Corp.	2,305	48,889
Zep, Inc.	2,712	49,575
Zoltek Companies, Inc. (I)(L)	3,610	34,548

		2,717,939
Construction Materials - 0.11%
Headwaters, Inc. (I)	6,878	27,168
Texas Industries, Inc. (L)	2,928	106,286

		133,454
Containers & Packaging - 0.47%
AEP Industries, Inc. (I)	713	17,925
Boise, Inc. (I)	3,664	22,497
Bway Holding Company (I)	949	18,942
Graham Packaging Company, Inc. (I)	1,476	18,494
Graphic Packaging Holding Company (I)	14,164	44,758
Myers Industries, Inc.	4,107	36,881
Rock-Tenn Company, Class A	4,698	241,759
Silgan Holdings, Inc.	6,430	183,448

		584,704
Metals & Mining - 1.03%
A. M. Castle & Company (I)	2,159	32,104
Allied Nevada Gold Corp. (I)(L)	6,695	128,142
AMCOL International Corp. (L)	2,915	78,588
Brush Engineered Materials, Inc. (I)	2,566	64,817
Century Aluminum Company (I)	7,112	74,747
China Precision Steel, Inc. (I)(L)	4,507	7,752
Coeur d’Alene Mines Corp. (I)	9,185	138,694
General Moly, Inc. (I)(L)	8,265	31,076
General Steel Holdings, Inc. (I)(L)	2,428	6,677
Haynes International, Inc.	1,528	48,514
Hecla Mining Company (I)(L)	29,065	156,370
Horsehead Holding Corp. (I)	5,396	56,280

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Kaiser Aluminum Corp.	1,897	$71,005
Olympic Steel, Inc.	1,169	32,218
Paramount Gold and Silver Corp. (I)(L)	10,980	17,019
RTI International Metals, Inc. (I)	3,743	99,227
Stillwater Mining Company (I)	5,158	68,292
Universal Stainless & Alloy Products, Inc. (I)	1,045	21,537
US Gold Corp. (I)(L)	9,964	39,358
Worthington Industries, Inc.	7,461	109,826

		1,282,243
Paper & Forest Products - 0.78%
Buckeye Technologies, Inc. (I)	4,858	58,879
Clearwater Paper Corp. (I)	1,399	85,661
Deltic Timber Corp.	1,326	61,314
Domtar Corp. (L)(I)	5,098	311,998
KapStone Paper and Packaging Corp. (I)	3,515	38,841
Louisiana-Pacific Corp. (I)(L)	15,508	131,818
Neenah Paper, Inc.	1,990	37,691
P.H. Glatfelter Company	5,713	66,271
Schweitzer-Mauduit International, Inc.	2,177	120,170
Wausau Paper Corp. (I)	5,438	47,474

		960,117

		5,678,457
Telecommunication Services - 0.86%
Diversified Telecommunication Services - 0.60%
AboveNet, Inc. (I)	1,529	70,120
Alaska Communications Systems
Group, Inc. (L)	5,813	48,074
Atlantic Tele-Network, Inc.	1,085	45,364
Cbeyond, Inc. (I)(L)	2,895	45,249
Cincinnati Bell, Inc. (I)	25,198	80,130
Cogent Communications Group, Inc. (I)(L)	5,614	50,807
Consolidated Communications Holdings, Inc.	2,935	50,687
General Communication, Inc., Class A (I)	5,483	31,418
Global Crossing, Ltd. (I)	3,625	49,336
HickoryTech Corp.	2,128	14,896
Iowa Telecommunications Services, Inc.	4,089	68,123
Neutral Tandem, Inc. (I)(L)	4,027	54,123
PAETEC Holding Corp. (I)	15,248	64,499
Premiere Global Services, Inc. (I)	7,607	60,704
SureWest Communications (I)	1,879	11,518

		745,048
Wireless Telecommunication Services - 0.26%
NTELOS Holdings Corp.	3,722	66,810
Shenandoah Telecommunications Company	2,701	45,728
Syniverse Holdings, Inc. (I)	8,348	165,207
USA Mobility, Inc. (I)	3,045	42,874

		320,619

		1,065,667
Utilities - 2.94%
Electric Utilities - 1.12%
Allete, Inc.	3,524	121,648
Central Vermont Public Service Corp.	1,720	34,538
Cleco Corp.	7,277	192,622
El Paso Electric Company (I)	5,517	109,347
IDACORP, Inc.	5,681	187,757
MGE Energy, Inc. (L)	2,765	97,660
PNM Resources, Inc.	10,776	132,976
Portland General Electric Company	9,075	171,608
The Empire District Electric Company	4,418	80,584
UIL Holding Corp.	3,623	91,589
Unisource Energy Corp.	4,382	135,316

The accompanying notes are an integral part of the financial statements.	184

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Unitil Corp. (L)	1,634	$34,053

		1,389,698
Gas Utilities - 1.14%
Chesapeake Utilities Corp.	1,313	39,482
New Jersey Resources Corp.	5,056	179,235
Nicor, Inc.	5,444	219,992
Northwest Natural Gas Company	3,171	139,429
Piedmont Natural Gas Company, Inc. (L)	8,878	225,590
South Jersey Industries, Inc.	3,592	157,653
Southwest Gas Corp.	5,476	162,199
The Laclede Group, Inc.	2,780	91,990
WGL Holdings, Inc.	6,018	203,709

		1,419,279
Multi-Utilities - 0.37%
Avista Corp.	6,638	128,113
Black Hills Corp.	4,752	136,335
CH Energy Group, Inc.	1,938	75,369
NorthWestern Corp.	4,365	114,974

		454,791
Water Utilities - 0.31%
American States Water Company	2,312	79,463
Cadiz, Inc. (I)	1,776	22,946
California Water Service Group	2,405	86,171
Connecticut Water Service, Inc.	1,357	28,226
Consolidated Water Company, Ltd. (L)	2,078	24,915
Middlesex Water Company	2,132	35,860
SJW Corp.	1,799	43,500
Southwest Water Company	3,732	38,440
York Water Company	1,996	26,008

		385,529

		3,649,297

TOTAL COMMON STOCKS (Cost $86,229,714)		$121,702,803

RIGHTS - 0.00%
Energy - 0.00%
Zion Oil & Gas, Inc. (Expiration Date:
06/30/2010, Strike Price: $5.00) (I)(L)	1,020	255
Financials - 0.00%
Tejon Ranch Company (Expiration Date
06/14/2010, Strike Price: $23.00) (I)	1,381	235

TOTAL RIGHTS (Cost $0)		$490

SHORT-TERM INVESTMENTS - 19.14%
Short-Term Securities* - 1.41%
Federal Home Loan Bank Discount Note,
0.060%, 06/01/2010	$1,340,000	1,340,000
Federal National Mortgage Association
Disocunt Note, 0.420%, 12/01/2010	409,000	408,127

		1,748,127
Securities Lending Collateral - 17.73%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	2,196,551	21,981,109

TOTAL SHORT-TERM INVESTMENTS (Cost $23,726,222)		$23,729,236

Total Investments (Small Cap Index Fund)
(Cost $109,955,936) - 117.32%		$145,432,529
Other assets and liabilities, net - (17.32%)		(21,467,167)

TOTAL NET ASSETS - 100.00%		$123,965,362

Small Cap Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.83%
Consumer Discretionary - 17.73%
Auto Components - 1.16%
Dana Holding Corp. (I)	1,500	$16,290
Dorman Products, Inc. (I)	391	8,852
Exide Technologies (I)	6,179	26,323
Federal Mogul Corp. (I)	400	6,904
Modine Manufacturing Company (I)	4,700	54,614
Motorcar Parts of America, Inc. (I)	1,423	8,381
Spartan Motors, Inc.	6,666	31,997
Standard Motor Products, Inc.	3,100	25,947
Superior Industries International, Inc.	5,050	74,740
Tenneco, Inc. (I)	3,824	84,740
TRW Automotive Holdings Corp. (I)	32,879	989,000

		1,327,788
Distributors - 0.07%
Audiovox Corp., Class A (I)	2,806	22,925
Core-Mark Holding Company, Inc. (I)	2,100	56,868

		79,793
Diversified Consumer Services - 0.34%
Collectors Universe, Inc.	393	5,408
Jackson Hewitt Tax Service, Inc. (I)(L)	2,200	4,180
Regis Corp.	7,767	142,835
Service Corp. International	27,375	233,783

		386,206
Hotels, Restaurants & Leisure - 4.46%
Bally Technologies, Inc. (I)	13,770	585,225
Benihana, Inc. (I)	700	4,200
Biglari Holdings, Inc. (I)	222	67,510
BJ’s Restaurants, Inc. (I)	1,722	39,933
Bluegreen Corp. (I)	4,779	22,939
Bob Evans Farms, Inc.	1,000	29,040
Boyd Gaming Corp. (I)(L)	5,573	73,396
Brinker International, Inc.	32,206	572,623
Canterbury Park Holding Corp. (I)	100	897
Churchill Downs, Inc.	450	15,089
DineEquity, Inc. (I)	16,761	566,019
Dover Downs Gaming & Entertainment, Inc.	226	730
Gaming Partners International Corp.	300	1,635
Gaylord Entertainment Company (I)(L)	6,900	183,471
Great Wolf Resorts, Inc. (I)	4,300	10,793
International Speedway Corp., Class A	1,400	39,046
Isle of Capri Casinos, Inc. (I)(L)	2,600	25,896
Lakes Gaming, Inc. (I)	2,700	4,806
Life Time Fitness, Inc. (I)(L)	6,300	233,793
Luby’s, Inc. (I)	2,623	10,282
Marcus Corp.	3,669	40,176
McCormick & Schmick’s Seafood
Restaurants, Inc. (I)	1,530	13,357
Morton’s Restaurant Group, Inc. (I)	472	2,719
MTR Gaming Group, Inc. (I)	3,600	6,696
Multimedia Games, Inc. (I)	1,794	8,270
O’Charley’s, Inc. (I)	3,000	22,350
Orient Express Hotels, Ltd., Class A (I)	3,266	32,954
Papa John’s International, Inc. (I)	15,615	387,720
Pinnacle Entertainment, Inc. (I)	4,129	49,961
Red Robin Gourmet Burgers, Inc. (I)	2,300	47,403
Rick’s Cabaret International, Inc. (I)	692	6,380
Rubio’s Restaurants, Inc. (I)	1,314	10,801
Ruby Tuesday, Inc. (I)	7,525	80,969
Sonic Corp. (I)	39,514	416,873
Speedway Motorsports, Inc.	6,977	101,725
Texas Roadhouse, Inc., Class A (I)	45,740	667,804
Vail Resorts, Inc. (I)(L)	2,949	122,708

The accompanying notes are an integral part of the financial statements.	185

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide Corp.	24,966	$589,198

		5,095,387
Household Durables - 1.48%
Acme United Corp.	300	3,297
Bassett Furniture Industries, Inc. (I)	1,190	6,343
Beazer Homes USA, Inc. (I)(L)	9,620	47,811
Blyth, Inc.	347	17,225
Brookfield Homes Corp. (I)	4,673	47,478
Cavco Industries, Inc. (I)	248	9,054
Emerson Radio Corp.	3,314	5,700
Ethan Allen Interiors, Inc. (L)	32,827	663,105
Furniture Brands International, Inc. (I)	7,846	61,434
Helen of Troy, Ltd. (I)	2,000	51,520
Hooker Furniture Corp.	1,245	19,385
Jarden Corp.	2,206	64,217
Kid Brands, Inc. (I)	909	7,808
La-Z-Boy, Inc. (I)	4,400	52,228
Lennar Corp., Class A	12,600	217,980
Lennar Corp., Class B	300	4,290
Lifetime Brands, Inc. (I)(L)	120	1,678
M/I Homes, Inc. (I)	2,600	30,784
Meritage Homes Corp. (I)	2,200	47,036
Mohawk Industries, Inc. (I)	2,900	162,864
Palm Harbor Homes, Inc. (I)	130	285
Ryland Group, Inc. (L)	4,400	81,840
Standard Pacific Corp. (I)	15,700	79,285
Stanley Furniture Company, Inc. (I)	1,600	8,400

		1,691,047
Internet & Catalog Retail - 0.03%
1-800-Flowers.com, Inc., Class A (I)	2,014	5,377
dELiA*s, Inc. (I)	3,000	4,770
Gaiam, Inc., Class A (I)	2,500	19,800
ValueVision Media, Inc. (I)	1,164	2,619

		32,566
Leisure Equipment & Products - 0.18%
Arctic Cat, Inc. (I)	2,106	24,156
Callaway Golf Company	7,867	66,240
Jakks Pacific, Inc. (I)	1,400	20,734
RC2 Corp. (I)	1,743	32,420
Sport Supply Group, Inc.	1,526	20,494
Steinway Musical Instruments, Inc. (I)	1,539	28,933
The Nautilus Group, Inc. (I)	2,700	6,183

		199,160
Media - 2.40%
AH Belo Corp. (I)	3,300	23,100
Alloy, Inc. (I)	1,272	9,623
Ascent Media Corp., Class A (I)	799	21,166
Cinemark Holdings, Inc.	9,951	159,116
Clear Channel Outdoor Holdings,
Inc., Class A (I)	2,000	18,640
EW Scripps Company (I)	7,410	65,430
Fisher Communications, Inc. (I)	911	13,210
Gannett Company, Inc.	32,127	499,254
Gray Television, Inc. (I)	2,500	7,475
Harte-Hanks, Inc.	4,357	59,517
Journal Communications, Inc. (I)	4,800	24,192
Lee Enterprises, Inc. (I)	6,700	22,780
Liberty Media Corp -Capital, Series A (I)	8,389	352,841
Live Nation Entertainment, Inc. (I)	10,724	131,155
McClatchy Company, Class A (I)(L)	9,200	44,528
Media General, Inc., Class A (I)	3,800	48,526
New Frontier Media, Inc. (I)	1,891	3,442

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Outdoor Channel Holdings, Inc. (I)	671	$3,992
Radio One, Inc., Class D (I)	1,892	7,852
RHI Entertainment, Inc. (I)	300	57
Salem Communications Corp., Class A (I)	1,200	5,100
The Interpublic Group of
Companies, Inc. (I)(L)	78,630	656,561
World Wrestling Entertainment,
Inc., Class A (L)	33,848	560,861

		2,738,418
Multiline Retail - 0.52%
Dillard’s, Inc., Class A (L)	8,094	232,217
Fred’s, Inc., Class A	4,402	60,263
Retail Ventures, Inc. (I)	6,784	68,315
Saks, Inc. (I)(L)	22,686	208,257
Tuesday Morning Corp. (I)	4,400	24,904

		593,956
Specialty Retail - 4.20%
A.C. Moore Arts & Crafts, Inc. (I)	3,277	9,110
Americas Car-Mart, Inc. (I)	901	21,822
AutoNation, Inc. (I)(L)	15,900	318,477
Barnes & Noble, Inc.	9,129	184,680
Books-A-Million, Inc.	2,077	14,643
Borders Group, Inc. (I)	7,300	14,381
Brown Shoe Company, Inc.	6,362	106,118
Build A Bear Workshop, Inc. (I)	4,200	35,532
Cabela’s, Inc. (I)(L)	7,192	123,774
Cache, Inc. (I)	1,190	7,319
Casual Male Retail Group, Inc. (I)	2,583	9,686
Charming Shoppes, Inc. (I)(L)	17,375	79,230
Christopher & Banks Corp.	4,327	39,635
Citi Trends, Inc. (I)	16,421	559,628
Collective Brands, Inc. (I)	4,400	98,472
Conn’s, Inc. (I)(L)	2,438	18,236
Destination Maternity Corp. (I)	400	10,744
Foot Locker, Inc.	16,400	244,524
Genesco, Inc. (I)	21,480	668,458
Golfsmith International Holdings, Inc. (I)	700	2,555
Group 1 Automotive, Inc. (I)(L)	2,800	79,632
J. Crew Group, Inc. (I)(L)	12,277	560,322
Jo-Ann Stores, Inc. (I)	2,944	134,482
Lithia Motors, Inc., Class A (L)	1,948	15,915
MarineMax, Inc. (I)	4,438	44,824
New York & Company, Inc. (I)	3,700	14,134
Pacific Sunwear of California, Inc. (I)	8,500	34,595
Penske Auto Group, Inc. (I)	49,157	641,990
PEP Boys - Manny, Moe & Jack	7,100	87,543
Pier 1 Imports, Inc. (I)	6,900	54,855
Rent-A-Center, Inc. (I)	1,900	46,018
Shoe Carnival, Inc. (I)	2,044	51,243
Stage Stores, Inc. (I)	4,800	68,016
Stein Mart, Inc. (I)	3,100	24,707
Systemax, Inc.	2,345	45,235
The Finish Line, Inc., Class A	7,198	119,847
The Men’s Wearhouse, Inc.	7,600	165,224
West Marine, Inc. (I)	4,085	45,466

		4,801,072
Textiles, Apparel & Luxury Goods - 2.89%
Carter’s, Inc. (I)	20,038	612,361
Delta Apparel, Inc. (I)	200	3,370
G-III Apparel Group, Ltd. (I)	1,378	39,507
Hanesbrands, Inc. (I)	23,949	653,329
Heelys, Inc. (I)	1,265	3,466
Iconix Brand Group, Inc. (I)	10,333	167,911

The accompanying notes are an integral part of the financial statements.	186

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Jones Apparel Group, Inc.	4,200	$82,488
K-Swiss, Inc., Class A (I)	2,017	25,152
Kenneth Cole Productions, Inc., Class A (I)	1,100	12,947
Lakeland Industries, Inc. (I)	700	7,238
Lazare Kaplan International, Inc. (I)	200	500
Liz Claiborne, Inc. (I)(L)	9,856	60,417
Movado Group, Inc. (I)(L)	2,900	35,612
Perry Ellis International, Inc. (I)	2,600	62,556
Phillips-Van Heusen Corp.	21,556	1,179,760
Quiksilver, Inc. (I)	20,460	95,344
RG Barry Corp.	1,361	14,808
Rocky Brands, Inc. (I)	545	4,480
Skechers U.S.A., Inc., Class A (I)	2,209	83,235
Tandy Brands Accessories, Inc. (I)	100	397
The Timberland Company, Class A (I)	2,796	53,711
Unifi, Inc. (I)	7,300	28,835
Unifirst Corp.	1,724	77,580

		3,305,004

		20,250,397
Consumer Staples - 2.98%
Beverages - 0.22%
Central European Distribution Corp. (I)	5,941	151,852
Constellation Brands, Inc., Class A (I)	4,700	78,302
Craft Brewers Alliance, Inc. (I)(L)	500	1,835
MGP Ingredients, Inc. (I)	2,026	13,757

		245,746
Food & Staples Retailing - 0.37%
Ingles Markets, Inc.	2,114	32,112
Nash Finch Company	2,395	86,483
Spartan Stores, Inc.	4,032	61,448
SUPERVALU, Inc.	1,500	20,205
Susser Holdings Corp. (I)	215	2,156
The Andersons, Inc.	2,861	93,641
The Pantry, Inc. (I)	1,583	24,204
Weis Markets, Inc.	1,721	58,118
Winn-Dixie Stores, Inc. (I)	3,751	42,011

		420,378
Food Products - 2.03%
B&G Foods, Inc.	5,392	57,155
Chiquita Brands International, Inc. (I)	5,723	70,679
Del Monte Foods Company	12,377	180,457
Farmer Brothers Company	100	1,749
Flowers Foods, Inc. (L)	21,526	531,907
Fresh Del Monte Produce, Inc. (I)	1,000	20,000
HQ Sustainable Maritime Industries, Inc. (I)	2,144	10,506
Imperial Sugar Company	2,440	25,766
Omega Protein Corp. (I)	2,300	10,189
Ralcorp Holdings, Inc. (I)	1,400	84,098
Seneca Foods Corp., Class A (I)	1,159	34,144
Smart Balance, Inc. (I)	911	5,448
Smithfield Foods, Inc. (I)(L)	19,535	336,783
Tasty Baking Company	900	6,795
The Hain Celestial Group, Inc. (I)	6,739	145,293
TreeHouse Foods, Inc. (I)(L)	17,294	797,253

		2,318,222
Household Products - 0.01%
Central Garden & Pet Company (I)	1,400	14,070
Personal Products - 0.16%
CCA Industries, Inc.	400	2,184
Elizabeth Arden, Inc. (I)	4,000	68,000
Inter Parfums, Inc.	400	6,252

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products (continued)
Mannatech, Inc.	838	$2,120
Nutraceutical International Corp. (I)	1,856	26,225
Parlux Fragrances, Inc. (I)	1,900	3,439
Physicians Formula Holdings, Inc. (I)	100	387
Prestige Brands Holdings, Inc. (I)	9,797	75,633

		184,240
Tobacco - 0.19%
Alliance One International, Inc. (I)(L)	16,351	68,184
Universal Corp.	3,700	151,219

		219,403

		3,402,059
Energy - 7.00%
Energy Equipment & Services - 3.63%
Allis-Chalmers Energy, Inc. (I)	11,700	33,696
Basic Energy Services, Inc. (I)	8,120	66,259
Bolt Technology Corp. (I)	959	8,353
Bristow Group, Inc. (I)	4,357	141,603
Bronco Drilling Company, Inc. (I)	4,401	16,064
Cal Dive International, Inc. (I)	5,136	28,351
Complete Production Services, Inc. (I)	50,182	652,868
Dawson Geophysical Company (I)	1,382	31,067
Dresser-Rand Group, Inc. (I)	17,739	564,632
Exterran Holdings, Inc. (I)(L)	6,219	158,585
Geokinetics, Inc. (I)	1,068	5,692
Global Industries, Ltd. (I)	19,600	102,312
Gulf Islands Fabrication, Inc.	2,764	50,498
Gulfmark Offshore, Inc., Class A (I)	3,620	94,627
Helix Energy Solutions Group, Inc. (I)	3,300	35,937
Hercules Offshore, Inc. (I)	4,600	14,352
Hornbeck Offshore Services, Inc. (I)	600	9,168
Key Energy Services, Inc. (I)	18,999	181,630
Mitcham Industries, Inc. (I)	1,100	6,842
Natural Gas Services Group, Inc. (I)	1,836	29,486
Newpark Resources, Inc. (I)	14,056	90,240
Oceaneering International, Inc. (I)	9,891	457,657
Oil States International, Inc. (I)	8,316	324,657
Parker Drilling Company (I)	5,230	25,156
Patterson-UTI Energy, Inc.	7,900	110,837
PHI, Inc. (I)	2,500	44,075
Pioneer Drilling Company (I)	10,310	61,138
Rowan Companies, Inc. (I)	8,000	198,080
SEACOR Holdings, Inc. (I)	3,000	218,940
Superior Energy Services, Inc. (I)	1,700	36,992
Superior Well Services, Inc. (I)(L)	5,605	84,692
T-3 Energy Services, Inc. (I)	1,194	31,844
TetraTechnologies, Inc. (I)	7,049	70,913
TGC Industries, Inc. (I)	1,954	6,605
Tidewater, Inc.	1,400	58,534
Trico Marine Services, Inc. (I)(L)	3,000	4,380
Union Drilling, Inc. (I)	3,895	21,189
Unit Corp. (I)	1,300	53,157
Willbros Group, Inc. (I)	1,400	13,006

		4,144,114
Oil, Gas & Consumable Fuels - 3.37%
Alon USA Energy, Inc. (L)	4,863	32,825
Approach Resources, Inc. (I)	3,383	24,256
Arena Resources, Inc. (I)	12,965	426,289
Atlas Energy, Inc. (I)	4,264	131,672
ATP Oil & Gas Corp. (I)(L)	6,100	64,904
Berry Petroleum Company, Class A	800	24,592
Bill Barrett Corp. (I)	2,756	89,735
Biofuel Energy Corp. (I)	1,368	2,804

The accompanying notes are an integral part of the financial statements.	187

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Company	2,045	$150,267
Clayton Williams Energy, Inc. (I)	900	40,860
Comstock Resources, Inc. (I)	11,846	353,485
Crosstex Energy, Inc. (I)	7,600	51,376
CVR Energy, Inc. (I)	11,326	85,625
Delek US Holdings, Inc.	4,700	31,161
DHT Holdings, Inc.	887	3,681
Double Eagle Petroleum &
Mining Company (I)	600	2,700
Energy Partners, Ltd. (I)	3,749	47,612
Forest Oil Corp. (I)(L)	20,969	558,614
Frontier Oil Corp.	3,400	47,294
General Maritime Corp. (L)	8,231	56,876
Georesources, Inc. (I)	2,059	29,485
Green Plains Renewable Energy, Inc. (I)	500	5,555
Gulfport Energy Corp. (I)	1,168	15,336
Harvest Natural Resources, Inc. (I)(L)	6,031	45,655
HKN, Inc. (I)	200	628
International Coal Group, Inc. (I)	11,600	50,228
Mariner Energy, Inc. (I)	500	10,690
Overseas Shipholding Group, Inc. (L)	4,418	170,932
Patriot Coal Corp. (I)(L)	3,300	55,011
Penn Virginia Corp.	27,199	595,386
Petroleum Development Corp. (I)	3,860	79,516
Rex Energy Corp. (I)	3,179	33,221
Rosetta Resources, Inc. (I)	100	2,193
Sunoco, Inc.	2,500	74,675
Swift Energy Company (I)	1,100	30,415
Teekay Corp.	1,700	42,891
Tesoro Corp. (L)	21,000	245,700
USEC, Inc. (I)	13,209	69,744
Western Refining, Inc. (I)(L)	12,756	67,097

		3,850,986

		7,995,100
Financials - 20.50%
Capital Markets - 1.99%
Affiliated Managers Group, Inc. (I)	6,186	443,227
American Capital, Ltd. (I)(L)	12,454	66,380
Calamos Asset Management, Inc.	700	7,700
Capital Southwest Corp.	497	45,804
Cowen Group, Inc., Class A (I)	727	3,446
GAMCO Investors, Inc., Class A	2,787	110,449
GFI Group, Inc.	7,507	45,417
Harris & Harris Group, Inc. (I)	3,323	14,023
International Assets Holding Corp. (I)	531	8,687
JMP Group, Inc.	3,000	21,060
KBW, Inc. (I)(L)	22,442	563,070
MCG Capital Corp.	14,545	79,270
MF Global Holdings, Ltd. (I)(L)	17,100	131,670
Penson Worldwide, Inc. (I)(L)	4,893	33,077
Safeguard Scientifics, Inc. (I)	4,031	45,550
Sanders Morris Harris Group, Inc.	317	1,693
SEI Investments Company	27,925	588,938
SWS Group, Inc.	4,200	42,168
Thomas Weisel Partners Group, Inc. (I)	3,724	25,547

		2,277,176
Commercial Banks - 8.22%
1st Source Corp.	1,564	30,076
Ameris Bancorp (L)	1,981	22,330
Associated Banc Corp.	7,990	107,306
BancFirst Corp.	14,174	562,566
Bancorp, Inc. (I)	3,397	27,074
BancTrust Financial Group, Inc. (L)	2,912	12,900

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Bank of Florida Corp. (I)(L)	2,087	$1,329
Bank of the Ozarks, Inc.	1,040	36,702
Banner Corp. (L)	2,606	11,232
Boston Private Financial Holdings, Inc.	13,212	96,712
Cadence Financial Corp. (I)	768	1,267
Capital City Bank Group, Inc. (L)	1,440	21,614
CapitalSource, Inc.	10,400	47,216
Capitol Bancorp, Ltd. (I)(L)	1,108	2,094
Cardinal Financial Corp.	4,674	49,077
Cascade Financial Corp. (I)(L)	800	1,136
Cathay General Bancorp	9,682	106,696
Center Bancorp, Inc.	719	5,299
Center Financial Corp. (I)	2,517	14,699
Centerstate Banks, Inc.	400	4,628
Central Jersey Bancorp (I)	710	4,970
Central Pacific Financial Corp. (I)(L)	1,855	4,471
Chemical Financial Corp.	1,100	26,642
City National Corp.	400	23,072
CoBiz Financial, Inc.	6,244	41,398
Columbia Banking System, Inc.	31,347	699,979
Commerce Bancshares, Inc.	13,779	512,165
Community Trust Bancorp, Inc.	15,362	412,009
Crescent Financial Corp. (I)	510	1,632
East West Bancorp, Inc. (L)	12,742	216,614
Encore Bancshares, Inc. (I)	800	8,328
Enterprise Financial Services Corp.	1,783	17,937
Fidelity Southern Corp. (I)	744	5,282
Financial Institutions, Inc.	1,150	21,942
First Bancorp (L)	1,915	30,908
First BanCorp/Puerto Rico (L)	8,900	11,837
First Busey Corp.	4,715	22,113
First Commonwealth Financial Corp.	8,992	47,028
First Community Bancshares, Inc.	400	6,424
First Financial Bankshares, Inc. (L)	7,713	387,038
First Horizon National Corp. (I)	18,642	232,093
First Merchants Corp.	900	7,767
First Midwest Bancorp, Inc. (L)	50,818	704,846
First Security Group, Inc.	1,566	4,150
First South Bancorp, Inc.	500	6,790
FirstMerit Corp.	26,953	502,404
FNB Corp. (L)	13,515	110,688
FNB United Corp. (L)	1,184	1,516
Fulton Financial Corp.	14,960	148,852
Great Southern Bancorp, Inc.	385	9,506
Greene County Bancshares, Inc. (I)(L)	1,600	18,496
Hampden Bancorp, Inc.	942	8,949
Hampton Roads Bankshares, Inc. (L)	1,451	2,844
Hanmi Financial Corp. (I)(L)	7,586	17,524
Heartland Financial USA, Inc. (L)	1,545	27,625
Heritage Commerce Corp. (I)	1,454	6,543
Home Bancorp, Inc. (I)	200	2,728
Huntington Bancshares, Inc.	10,700	65,912
IBERIABANK Corp.	1,900	104,367
Independent Bank Corp. (L)	2,698	65,346
International Bancshares Corp. (L)	9,400	185,650
Intervest Bancshares Corp. (I)	337	1,816
Investors Bancorp, Inc. (I)	452	6,174
Lakeland Bancorp, Inc.	2,995	29,770
Lakeland Financial Corp.	1,400	28,280
Macatawa Bank Corp. (I)(L)	400	700
MainSource Financial Group, Inc.	3,164	26,293
MB Financial, Inc.	6,353	138,813
MBT Financial Corp.	1,037	2,769
Mercantile Bank Corp. (I)	431	2,564
Nara Bancorp, Inc. (I)	5,517	42,095

The accompanying notes are an integral part of the financial statements.	188

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
National Penn Bancshares, Inc.	16,336	$114,189
NewBridge Bancorp (I)	300	1,260
North Valley Bancorp (I)	215	495
Old National Bancorp	5,001	57,411
Old Second Bancorp, Inc. (L)	2,154	8,874
Oriental Financial Group, Inc.	3,385	46,307
Pacific Capital Bancorp (I)(L)	5,073	8,218
Pacific Continental Corp.	200	2,218
Pacific Mercantile Bancorp (I)(L)	1,399	5,932
Peoples Bancorp, Inc.	719	10,907
Pinnacle Financial Partners, Inc. (I)(L)	4,546	62,144
Preferred Bank/Los Angeles CA (I)	866	1,905
PrivateBancorp, Inc.	100	1,325
Renasant Corp. (L)	2,303	33,048
S&T Bancorp, Inc.	900	19,413
Sandy Spring Bancorp, Inc.	2,520	39,010
SCBT Financial Corp.	500	17,895
Seacoast Banking Corp. of Florida (I)(L)	3,000	5,670
Sierra Bancorp	700	8,666
Southern Community Financial Corp. (I)	1,600	3,888
Southwest Bancorp, Inc.	989	15,290
State Bancorp, Inc.	599	5,511
StellarOne Corp.	3,946	54,297
Sterling Bancshares, Inc.	5,724	30,623
Sun Bancorp, Inc. (I)	739	3,518
Superior Bancorp (I)(L)	817	2,353
Susquehanna Bancshares, Inc. (L)	15,225	133,523
SVB Financial Group (I)(L)	4,800	215,328
Synovus Financial Corp. (L)	51,541	152,561
Taylor Capital Group, Inc. (I)(L)	1,268	16,167
Texas Capital Bancshares, Inc. (I)	4,887	89,285
TIB Financial Corp. (I)(L)	2,507	1,880
Tompkins Financial Corp.	200	7,964
Tower Bancorp, Inc.	693	16,327
TriCo Bancshares	600	10,974
Umpqua Holdings Corp.	13,890	174,458
Union First Market Bankshares Corp.	320	4,986
United Community Banks, Inc. (I)	4,413	20,454
Virginia Commerce Bancorp, Inc. (I)	3,617	24,125
Washington Banking Company	1,315	17,266
Washington Trust Bancorp, Inc.	1,540	28,105
Webster Financial Corp.	9,459	181,140
WesBanco, Inc.	2,813	52,941
West Coast Bancorp	500	1,400
Western Alliance Bancorp (I)(L)	12,721	102,404
Whitney Holding Corp.	11,707	138,728
Wilmington Trust Corp.	1,980	29,858
Wilshire Bancorp, Inc.	4,239	43,153
Wintrust Financial Corp.	3,269	116,573
Yadkin Valley Financial Corp.	1,614	7,069
Zions Bancorporation	44,339	1,061,919

		9,386,567
Consumer Finance - 0.66%
AmeriCredit Corp. (I)(L)	15,277	330,289
Cash America International, Inc.	4,200	155,190
CompuCredit Holdings Corp. (L)	4,807	22,016
Nelnet, Inc., Class A	5,814	115,117
The First Marblehead Corp. (I)(L)	14,277	39,976
The Student Loan Corp.	1,358	39,857
United Panam Financial Corp. (I)	100	415
World Acceptance Corp. (I)	1,317	47,056

		749,916

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services - 0.41%
Asset Acceptance Capital Corp. (I)	2,909	$17,192
Asta Funding, Inc. (L)	1,722	15,412
Encore Capital Group, Inc. (I)	3,459	72,293
FirstCity Financial Corp. (I)	400	2,544
Investment Technology Group, Inc. (I)	5,191	87,520
Marlin Business Services Corp. (I)	1,499	16,939
Medallion Financial Corp.	1,250	9,188
MicroFinancial, Inc.	400	1,476
NewStar Financial, Inc. (I)	6,604	45,766
PHH Corp. (I)	8,859	195,341
Resource America, Inc.	1,800	7,056

		470,727
Insurance - 5.65%
21st Century Holding Company	1,233	4,759
Affirmative Insurance Holdings, Inc. (I)	1,153	4,958
Alleghany Corp. (I)	306	89,383
Allied World Assurance
Company Holdings, Ltd.	1,300	58,383
Alterra Capital Holdings, Ltd.	4,822	90,220
American Equity Investment Life
Holding Company	10,000	94,100
American Financial Group, Inc.	5,300	147,870
American National Insurance Company	208	21,690
American Safety Insurance Holdings, Ltd. (I)	1,400	22,358
AMERISAFE, Inc. (I)	1,900	32,110
Argo Group International Holdings, Ltd.	4,962	149,952
Arthur J. Gallagher & Company	19,704	486,492
Aspen Insurance Holdings, Ltd.	3,600	90,936
Assurant, Inc.	4,200	145,740
Assured Guaranty, Ltd.	8,500	142,800
Citizens, Inc., Class A (I)(L)	1,800	12,276
CNA Surety Corp. (I)	4,829	79,292
CNO Financial Group, Inc. (I)	18,800	105,468
CoreLogic, Inc. (I)	3,500	119,105
Delphi Financial Group, Inc., Class A	6,700	173,999
Donegal Group, Inc.	2,070	26,848
Eastern Insurance Holdings, Inc.	1,600	17,568
EMC Insurance Group, Inc.	570	12,711
Endurance Specialty Holdings, Ltd.	3,100	115,010
Enstar Group, Ltd. (I)	371	23,225
FBL Financial Group, Inc., Class A	1,219	29,780
First Acceptance Corp. (I)	4,470	8,091
First Mercury Financial Corp.	3,100	38,006
Flagstone Reinsurance Holdings SA	9,676	114,370
FPIC Insurance Group, Inc. (I)	19,894	542,907
Hallmark Financial Services, Inc. (I)	3,594	36,551
Hanover Insurance Group, Inc.	11,338	493,203
Harleysville Group, Inc.	1,273	41,538
HCC Insurance Holdings, Inc.	4,100	102,787
Hilltop Holdings, Inc. (I)	7,579	80,413
Horace Mann Educators Corp.	1,800	27,666
Independence Holding Company	2,560	18,534
MBIA, Inc. (I)(L)	32,626	243,064
Meadowbrook Insurance Group, Inc.	6,998	60,813
Mercer Insurance Group, Inc.	100	1,708
Montpelier Re Holdings, Ltd.	3,993	62,331
National Financial Partners Corp. (I)	6,530	91,028
Old Republic International Corp.	24,854	344,476
OneBeacon Insurance Group, Ltd.	3,729	54,033
Platinum Underwriters Holdings, Ltd.	1,400	51,534
ProAssurance Corp. (I)	800	47,088
Protective Life Corp.	10,742	231,168
Reinsurance Group of America, Inc.	2,649	124,424
RenaissanceRe Holdings, Ltd.	1,400	75,684

The accompanying notes are an integral part of the financial statements.	189

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Safety Insurance Group, Inc.	1,203	$43,464
SeaBright Holdings, Inc.	2,899	29,889
StanCorp Financial Group, Inc.	900	38,511
State Auto Financial Corp.	1,177	21,280
Stewart Information Services Corp.	2,181	23,119
The Phoenix Companies, Inc. (I)	19,500	54,990
Tower Group, Inc.	6,396	140,136
Transatlantic Holdings, Inc.	6,044	284,249
United America Indemnity, Ltd. (I)	2,807	22,344
United Fire & Casualty Company	847	18,083
Unitrin, Inc.	7,470	199,374
Universal Insurance Holdings, Inc.	1,687	7,980
Validus Holdings, Ltd.	5,148	126,435
White Mountains Insurance Group, Ltd.	770	251,636

		6,449,940
Real Estate Investment Trusts - 2.24%
Alexandria Real Estate Equities, Inc. (L)	7,238	474,668
Digital Realty Trust, Inc. (L)	10,700	608,937
LaSalle Hotel Properties (L)	30,020	675,450
Senior Housing Properties Trust	20,931	436,202
Universal Health Realty Income Trust	11,120	362,178

		2,557,435
Real Estate Management & Development - 0.18%
Avatar Holdings, Inc. (I)	1,250	25,988
Forest City Enterprises, Inc., Class A (I)(L)	6,938	91,998
Jones Lang LaSalle, Inc.	953	71,113
Market Leader, Inc. (I)	500	975
Thomas Properties Group, Inc.	2,600	10,738
ZipRealty, Inc. (I)	1,500	4,740

		205,552
Thrifts & Mortgage Finance - 1.15%
Abington Bancorp, Inc.	3,001	26,649
Astoria Financial Corp. (L)	7,426	110,499
Atlantic Coast Federal Corp.	901	2,667
B of I Holding, Inc. (I)	1,700	27,183
Bank Mutual Corp.	2,812	18,053
BankAtlantic Bancorp, Inc. (I)(L)	8,439	16,456
BankFinancial Corp.	3,121	26,622
Berkshire Hill Bancorp, Inc.	2,325	42,408
Dime Community Bancshares	1,200	15,312
Doral Financial Corp. (I)(L)	7,640	24,448
ESSA Bancorp, Inc.	1,702	21,343
Federal Agricultural Mortgage Corp., Class C	1,387	22,150
First Defiance Financial Corp.	560	6,065
First Financial Holdings, Inc.	2,500	35,050
First Financial Northwest, Inc.	2,932	14,103
First Niagara Financial Group, Inc.	5,200	68,692
Flushing Financial Corp.	6,033	81,687
Home Federal Bancorp, Inc.	2,922	44,736
K-Fed Bancorp	79	790
Legacy Bancorp, Inc.	689	6,036
Louisiana Bancorp, Inc. (I)	100	1,457
Meridian Interstate Bancorp, Inc. (I)	789	9,042
MGIC Investment Corp. (I)(L)	6,497	60,812
New England Bancshares, Inc.	100	780
NewAlliance Bancshares, Inc.	9,301	109,473
Northwest Bancshares, Inc.	1,607	18,689
OceanFirst Financial Corp.	300	3,669
Ocwen Financial Corp. (I)	6,390	77,702
Provident Financial Holdings, Inc.	505	3,328
Provident New York Bancorp	2,300	20,907
Radian Group, Inc.	7,761	79,783
Roma Financial Corp.	100	1,155

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Rome Bancorp, Inc.	600	$5,424
The PMI Group, Inc. (I)(L)	15,158	71,091
TierOne Corp. (I)(L)	1,301	234
Tree.com, Inc. (I)	1,600	11,232
United Financial Bancorp, Inc.	3,237	43,894
United Western Bancorp, Inc.	928	1,132
Washington Federal, Inc.	8,700	150,336
Waterstone Financial, Inc. (I)	718	2,635
Westfield Financial, Inc.	3,734	31,776

		1,315,500

		23,412,813
Health Care - 9.66%
Biotechnology - 0.25%
Celera Corp. (I)	7,228	51,102
InterMune, Inc. (I)(L)	14,766	133,485
Martek Biosciences Corp. (I)(L)	3,127	58,131
Maxygen, Inc. (I)	6,300	38,997
Progenics Pharmaceuticals, Inc. (I)	510	2,591

		284,306
Health Care Equipment & Supplies - 2.51%
AngioDynamics, Inc. (I)	1,724	25,463
Anika Therapeutics, Inc. (I)	900	5,544
Cardiac Science Corp. (I)	635	718
Cutera, Inc. (I)	1,920	17,050
Cynosure, Inc. (I)	1,100	12,441
Digirad Corp. (I)	1,987	4,173
ev3, Inc. (I)	41,930	793,316
Greatbatch, Inc. (I)	375	7,905
HealthTronics, Inc. (I)	9,200	44,344
Invacare Corp. (L)	25,562	610,676
Inverness Medical Innovations, Inc. (I)	7,254	252,512
LeMaitre Vascular, Inc. (I)	300	1,644
Natus Medical, Inc. (I)	400	6,620
Osteotech, Inc. (I)	1,200	4,536
Palomar Medical Technologies, Inc. (I)	800	8,616
RTI Biologics, Inc. (I)	8,409	29,936
Solta Medical, Inc. (I)	1,027	2,680
SonoSite, Inc. (I)(L)	1,092	31,766
Symmetry Medical, Inc. (I)	5,826	63,445
The Cooper Companies, Inc. (L)	24,773	913,133
TomoTherapy, Inc. (I)	5,800	18,270
Young Innovations, Inc.	200	4,854

		2,859,642
Health Care Providers & Services - 3.83%
Air Methods Corp. (I)	1,657	54,565
Allied Healthcare International, Inc. (I)	7,832	20,911
American Dental Partners, Inc. (I)	3,002	35,994
AMN Healthcare Services, Inc. (I)	2,215	18,429
AmSurg Corp. (I)	2,476	49,025
Animal Health International, Inc. (I)	200	508
Assisted Living Concepts, Inc. (I)	1,580	52,377
Brookdale Senior Living, Inc. (I)	7,591	133,526
Capital Senior Living Corp. (I)	4,725	23,436
Community Health Systems, Inc. (I)	3,100	120,838
Coventry Health Care, Inc. (I)	5,767	119,377
Cross Country Healthcare, Inc. (I)	1,200	10,212
Dynacq Healthcare, Inc. (I)	941	2,512
Emdeon, Inc., Class A (I)	31,735	429,057
Five Star Quality Care, Inc. (I)	4,700	16,685
Gentiva Health Services, Inc. (I)	23,653	653,532
Health Net, Inc. (I)	13,712	338,001
Healthspring, Inc. (I)	6,640	115,337

The accompanying notes are an integral part of the financial statements.	190

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Healthways, Inc. (I)	5,068	$71,864
Integramed America, Inc. (I)	400	3,236
inVentiv Health, Inc. (I)	5,073	126,724
LCA-Vision, Inc. (I)	1,131	8,483
LifePoint Hospitals, Inc. (I)	2,542	90,216
MedCath Corp. (I)	2,300	20,999
Molina Healthcare, Inc. (I)	1,816	49,976
Nighthawk Radiology Holdings, Inc. (I)	1,780	5,678
NovaMed, Inc. (I)(L)	2,937	11,043
Omnicare, Inc.	3,000	75,330
Owens & Minor, Inc.	16,026	478,697
Prospect Medical Holdings, Inc. (I)	1,600	11,248
Psychiatric Solutions, Inc. (I)(L)	2,300	74,474
Res-Care, Inc. (I)	606	6,818
Skilled Healthcare Group, Inc. (I)	2,200	18,106
Sun Healthcare Group, Inc. (I)	6,869	62,577
Triple-S Management Corp., Class B (I)	2,488	45,555
Universal American Financial Corp. (I)	12,727	186,069
Universal Health Services, Inc., Class B	19,258	816,154
WellCare Health Plans, Inc. (I)	600	16,356

		4,373,925
Health Care Technology - 0.41%
HealthStream, Inc. (I)	26	120
Omnicell, Inc. (I)	33,771	442,400
Vital Images, Inc. (I)	2,100	28,812

		471,332
Life Sciences Tools & Services - 0.85%
BioClinica, Inc. (I)	1,600	7,264
Cambrex Corp. (I)	3,548	14,795
Dionex Corp. (I)	7,419	584,246
Enzo Biochem, Inc. (I)	1,536	8,156
eResearch Technology, Inc. (I)	37,219	295,519
Harvard Bioscience, Inc. (I)	3,612	13,184
Kendle International, Inc. (I)	2,783	39,240
Medtox Scientific, Inc. (I)	623	7,407

		969,811
Pharmaceuticals - 1.81%
Biovail Corp.	36,071	541,426
BMP Sunstone Corp. (I)	3,700	18,389
Caraco Pharmaceutical Laboratories, Ltd. (I)	300	1,578
K-V Pharmaceutical Company, Class A (I)	4,341	5,817
King Pharmaceuticals, Inc. (I)	4,800	41,616
Medicis Pharmaceutical Corp., Class A	2,000	46,380
Par Pharmaceutical Companies, Inc. (I)	2,620	72,731
SuperGen, Inc. (I)	2,200	5,302
Viropharma, Inc. (I)	56,602	688,846
Vivus, Inc. (I)(L)	51,089	646,787

		2,068,872

		11,027,888
Industrials - 17.72%
Aerospace & Defense - 2.01%
AAR Corp. (I)(L)	30,430	599,471
Aerovironment, Inc. (I)(L)	12,045	301,607
BE Aerospace, Inc. (I)	16,900	458,328
Ceradyne, Inc. (I)	2,378	51,246
CPI Aerostructures, Inc. (I)	42	367
Curtiss-Wright Corp.	12,123	401,514
Ducommun, Inc.	1,756	34,716
Esterline Technologies Corp. (I)	2,802	150,355
Innovative Solutions & Support, Inc. (I)	975	5,012
Kratos Defense & Security Solutions, Inc. (I)	1,500	18,390

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Ladish Company, Inc. (I)	2,600	$65,728
LMI Aerospace, Inc. (I)	1,616	28,070
SIFCO Industries, Inc.	400	4,472
Sparton Corp. (I)	1,700	8,806
Sypris Solutions, Inc. (I)	500	2,215
Triumph Group, Inc.	2,400	166,584

		2,296,881
Air Freight & Logistics - 0.65%
Air Transport Services Group, Inc. (I)	2,600	14,612
Atlas Air Worldwide Holdings, Inc. (I)	2,177	113,792
Dynamex, Inc. (I)	974	14,980
Pacer International, Inc. (I)	3,866	31,469
Park-Ohio Holdings Corp. (I)	659	9,654
UTI Worldwide, Inc.	38,611	557,929

		742,436
Airlines - 0.83%
AirTran Holdings, Inc. (I)	500	2,820
Alaska Air Group, Inc. (I)	1,100	51,370
Allegiant Travel Company (I)	9,974	551,462
Continental Airlines, Inc., Class B (I)(L)	8,411	177,472
ExpressJet Holdings, Inc. (I)	3,200	10,816
JetBlue Airways Corp. (I)(L)	5,200	32,240
Pinnacle Airlines Corp. (I)	3,302	22,685
Republic Airways Holdings, Inc. (I)	387	2,264
Skywest, Inc.	6,760	99,135

		950,264
Building Products - 0.94%
Ameron International Corp.	1,300	84,253
Apogee Enterprises, Inc.	4,581	62,576
Armstrong World Industries, Inc. (I)	1,500	56,235
Gibraltar Industries, Inc. (I)	3,701	48,557
Griffon Corp. (I)	9,721	118,013
Insteel Industries, Inc.	1,427	18,094
Owens Corning, Inc. (I)	9,932	331,034
PGT, Inc. (I)	3,400	9,962
Universal Forest Products, Inc.	2,234	82,770
US Home Systems, Inc. (I)	400	1,500
USG Corp. (I)(L)	15,000	262,800

		1,075,794
Commercial Services & Supplies - 2.24%
ABM Industries, Inc.	30,931	664,089
ACCO Brands Corp. (I)	2,236	15,786
American Reprographics Company (I)	500	4,795
AMREP Corp. (I)	100	1,344
Bowne & Company, Inc.	6,420	71,069
Casella Waste Systems, Inc., Class A (I)	4,000	17,960
CECO Environmental Corp. (I)	1,341	6,866
Consolidated Graphics, Inc. (I)	1,300	59,722
Cornell Companies, Inc. (I)	2,161	58,433
Courier Corp.	826	13,076
Ennis, Inc.	3,063	53,878
G & K Services, Inc., Class A	500	12,095
Interface, Inc., Class A	1,095	12,905
Intersections, Inc. (I)	2,600	11,310
Kimball International, Inc., Class B	3,313	23,290
McGrath Rentcorp	800	18,688
Mobile Mini, Inc. (I)(L)	5,298	84,768
Multi-Color Corp.	400	4,632
North American Galvanizing &
Coatings, Inc. (I)	1,100	8,239
Schawk, Inc., Class A	1,975	33,437
Steelcase, Inc. Class A	10,496	87,956

The accompanying notes are an integral part of the financial statements.	191

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
SYKES Enterprises, Inc. (I)	375	$6,473
Team, Inc. (I)	32,488	488,620
United Stationers, Inc. (I)	2,142	125,136
Versar, Inc. (I)	353	1,154
Viad Corp.	3,917	90,718
Virco Manufacturing Corp.	700	2,359
Waste Connections, Inc. (I)	14,461	509,172
Waste Services, Inc. (I)	6,673	74,938

		2,562,908
Construction & Engineering - 0.27%
Dycom Industries, Inc. (I)	3,796	37,504
Great Lakes Dredge & Dock Corp.	8,400	48,930
Integrated Electrical Services, Inc. (I)	427	2,126
Layne Christensen Company (I)	2,684	67,127
Northwest Pipe Company (I)	1,513	31,077
Pike Electric Corp. (I)	2,944	29,057
Tutor Perini Corp. (I)(L)	4,040	90,092

		305,913
Electrical Equipment - 2.28%
Baldor Electric Company	24,273	872,129
Belden, Inc.	23,240	601,916
BTU International, Inc. (I)	682	3,867
C & D Technologies, Inc. (I)	2,160	2,009
Chase Corp.	1,432	16,740
Encore Wire Corp. (L)	3,200	63,200
EnerSys, Inc. (I)	7,300	164,250
Evergreen Solar, Inc. (I)(L)	21,098	20,043
GrafTech International, Ltd. (I)	42,037	698,235
Hoku Corp. (I)	400	1,240
LSI Industries, Inc.	2,092	12,217
Ocean Power Technologies, Inc. (I)(L)	1,700	9,911
Orion Energy Systems, Inc. (I)(L)	1,153	4,278
Polypore International, Inc. (I)	5,300	108,173
PowerSecure International, Inc. (I)	1,924	18,182
SL Industries, Inc. (I)	300	3,510

		2,599,900
Industrial Conglomerates - 0.04%
Standex International Corp.	1,850	48,119
Machinery - 4.52%
Alamo Group, Inc. (L)	2,156	50,149
Albany International Corp., Class A	3,813	71,761
American Railcar Industries, Inc.	3,234	45,826
Ampco-Pittsburgh Corp.	836	19,370
Barnes Group, Inc.	3,881	72,652
Briggs & Stratton Corp.	7,605	156,891
Cascade Corp.	1,291	42,964
Chart Industries, Inc. (I)	4,042	74,454
Columbus McKinnon Corp. (I)	2,831	46,372
EnPro Industries, Inc. (I)	2,500	78,950
Federal Signal Corp.	6,880	46,853
FreightCar America, Inc. (I)	1,300	34,866
Gardner Denver, Inc. (L)	13,136	598,213
Gencor Industries, Inc. (I)	604	4,675
Greenbrier Companies, Inc. (I)	2,847	40,741
Hardinge, Inc.	1,100	10,362
Hurco Companies, Inc. (I)	1,300	22,334
IDEX Corp.	18,173	555,003
Key Technology, Inc. (I)	105	1,372
Lydall, Inc. (I)	1,800	14,508
Met-Pro Corp.	800	7,552
MFRI, Inc. (I)	100	632
Miller Industries, Inc.	1,085	16,275

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Mueller Industries, Inc.	2,231	$59,144
Mueller Water Products, Inc.	20,625	89,306
NACCO Industries, Inc., Class A	1,100	93,016
NN, Inc. (I)	2,585	16,001
Portec Rail Products, Inc.	1,454	16,648
Robbins & Myers, Inc.	4,900	108,241
Sauer-Danfoss, Inc. (I)	3,807	54,516
The Manitowoc Company, Inc.	19,800	236,214
Timken Company	13,200	380,028
Titan International, Inc. (L)	71,229	752,891
Trinity Industries, Inc. (L)	29,056	634,874
Twin Disc, Inc.	1,423	18,257
Valmont Industries, Inc.	6,693	530,219
Wabash National Corp. (I)	2,800	20,048
Watts Water Technologies, Inc., Class A	4,496	145,670

		5,167,848
Marine - 0.26%
Alexander & Baldwin, Inc.	5,727	184,352
Eagle Bulk Shipping, Inc. (I)(L)	10,765	51,564
Genco Shipping & Trading, Ltd. (I)(L)	2,300	43,769
Horizon Lines, Inc.	2,817	11,493

		291,178
Professional Services - 0.42%
Barrett Business Services, Inc.	753	10,474
CDI Corp.	3,884	62,027
CRA International, Inc. (I)	1,339	29,753
Franklin Covey Company (I)	1,900	13,167
GP Strategies Corp. (I)	2,090	15,236
Heidrick & Struggles International, Inc.	1,007	23,312
Hudson Highland Group, Inc. (I)	3,400	17,408
Kelly Services, Inc., Class A (I)	4,014	58,564
Kforce, Inc. (I)	1,718	23,227
Korn/Ferry International (I)	3,249	45,421
LECG Corp. (I)	3,950	13,114
National Technical Systems, Inc.	500	2,785
On Assignment, Inc. (I)	6,512	36,011
RCM Technologies, Inc. (I)	100	364
School Specialty, Inc. (I)	2,200	47,278
The Dolan Company (I)	3,854	47,404
Volt Information Sciences, Inc. (I)	3,468	34,888

		480,433
Road & Rail - 1.70%
AMERCO, Inc. (I)	3,260	178,159
Arkansas Best Corp.	200	4,678
Avis Budget Group, Inc. (I)(L)	6,800	80,580
Celadon Group, Inc. (I)	1,601	21,806
Dollar Thrifty Automotive Group, Inc. (I)	300	14,010
Landstar System, Inc.	13,152	551,595
Marten Transport, Ltd. (I)	2,120	47,212
Old Dominion Freight Lines, Inc. (I)	16,811	599,144
P.A.M. Transportation Services, Inc. (I)	1,663	25,028
Ryder Systems, Inc.	8,700	390,978
USA Truck, Inc. (I)	1,801	27,087

		1,940,277
Trading Companies & Distributors - 1.56%
Aceto Corp.	1,200	7,512
Aircastle, Ltd.	11,000	108,350
Beacon Roofing Supply, Inc. (I)	32,160	675,360
CAI International, Inc. (I)	2,400	34,032
GATX Corp.	7,284	210,580
H&E Equipment Services, Inc. (I)	5,736	57,303
Interline Brands, Inc. (I)	5,163	102,795

The accompanying notes are an integral part of the financial statements.	192

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Kaman Corp., Class A	137	$3,355
Rush Enterprises, Inc., Class B (I)	9,000	114,930
TAL International Group, Inc.	4,902	117,599
Titan Machinery, Inc. (I)	3,156	40,902
United Rentals, Inc. (I)	10,100	122,715
WESCO International, Inc. (I)	4,994	186,776

		1,782,209

		20,244,160
Information Technology - 15.10%
Communications Equipment - 2.79%
Arris Group, Inc. (I)	11,525	126,429
Aviat Networks, Inc. (I)	7,300	32,193
Aware, Inc. (I)	3,300	7,920
Bel Fuse, Inc., Class B	1,882	33,161
Black Box Corp.	1,400	41,286
CommScope, Inc. (I)	7,100	200,220
Communications Systems, Inc.	692	7,577
Comtech Telecommunications Corp. (I)(L)	13,185	379,860
Digi International, Inc. (I)	2,751	25,419
EchoStar Corp., Class A (I)	1,200	25,236
Emulex Corp. (I)	12,377	129,711
Globecomm Systems, Inc. (I)	4,154	33,398
Hughes Communications, Inc. (I)	1,096	28,463
JDS Uniphase Corp. (I)(L)	94,628	1,088,222
KVH Industries, Inc. (I)	2,148	28,010
Loral Space & Communications, Inc. (I)	585	23,365
NETGEAR, Inc. (I)	847	19,235
Network Engines, Inc. (I)	2,400	7,032
Occam Networks, Inc. (I)	2,650	16,483
Oplink Communications, Inc. (I)	1,660	23,771
OpNext, Inc. (I)	5,400	10,800
Orbcomm, Inc. (I)	7,200	14,616
Performance Technologies, Inc. (I)	1,302	3,333
Relm Wireless Corp. (I)	877	2,219
Seachange International, Inc. (I)	3,200	26,720
Sycamore Networks, Inc.	3,941	69,440
Tellabs, Inc.	80,994	728,946
Tollgrade Communications, Inc. (I)	1,621	10,488
UTStarcom, Inc. (I)(L)	22,300	45,938

		3,189,491
Computers & Peripherals - 0.30%
ActivIdentity Corp. (I)	3,580	8,198
Avid Technology, Inc. (I)	5,224	70,420
Concurrent Computer Corp. (I)	526	2,840
Cray, Inc. (I)	1,700	8,092
Datalink Corp. (I)	1,469	6,317
Electronics for Imaging, Inc. (I)	4,606	51,311
Hutchinson Technology, Inc. (I)	3,000	16,410
Imation Corp. (I)	4,897	50,341
Immersion Corp. (I)	3,669	19,482
Interphase Corp. (I)	400	768
Intevac, Inc. (I)	3,491	40,181
KEY Tronic Corp. (I)	400	2,224
Novatel Wireless, Inc. (I)	4,100	25,215
Rimage Corp. (I)	500	8,210
Silicon Graphics International Corp. (I)	4,500	36,720

		346,729
Electronic Equipment, Instruments & Components - 3.50%
Anixter International, Inc. (I)	3,547	168,482
Arrow Electronics, Inc. (I)	13,183	359,632
AVX Corp.	6,385	89,198
Benchmark Electronics, Inc. (I)	4,167	77,006

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Checkpoint Systems, Inc. (I)	6,338	$126,190
Cognex Corp.	1,647	31,441
Coherent, Inc. (I)	1,300	45,890
CPI International, Inc. (I)	2,678	41,081
Electro Rent Corp.	3,732	50,718
FARO Technologies, Inc. (I)	1,507	36,032
Gerber Scientific, Inc. (I)	4,339	26,164
ID Systems, Inc. (I)	651	2,070
Ingram Micro, Inc., Class A (I)	52,759	894,793
Insight Enterprises, Inc. (I)	4,514	65,634
IntriCon Corp. (I)	80	337
L-1 Identity Solutions, Inc. (I)	12,079	89,868
LoJack Corp. (I)	1,501	6,049
Measurement Specialties, Inc. (I)	2,180	32,678
Mercury Computer Systems, Inc. (I)	800	9,400
Methode Electronics, Inc.	4,959	50,334
Multi-Fineline Electronix, Inc. (I)	1,653	43,689
NU Horizons Electronics Corp. (I)	1,500	4,980
OSI Systems, Inc. (I)	25,852	679,132
PAR Technology Corp. (I)	1,700	11,509
PC Connection, Inc. (I)	400	2,720
PC Mall, Inc. (I)	1,332	6,687
Perceptron, Inc. (I)	246	1,095
Planar Systems, Inc. (I)	1,500	2,670
RadiSys Corp. (I)	1,416	13,282
Richardson Electronics, Ltd.	1,662	16,188
Rofin-Sinar Technologies, Inc. (I)	12,012	286,726
Rogers Corp. (I)	1,400	39,984
Sanmina-SCI Corp. (I)	2,300	35,075
Scansource, Inc. (I)	1,044	26,914
Smart Modular Technologies (WWH), Inc. (I)	6,530	40,094
Spectrum Control, Inc. (I)	2,017	26,221
SYNNEX Corp. (I)	300	8,019
Tech Data Corp. (I)	5,999	243,859
Tessco Technologies, Inc.	569	10,654
TTM Technologies, Inc. (I)	5,177	59,898
Viasystems Group, Inc. (I)	11	204
Vicon Industries, Inc. (I)	102	428
Vishay Intertechnology, Inc. (I)	23,932	216,585
X-Rite, Inc. (I)	2,100	7,245
Zygo Corp. (I)	1,490	11,950

		3,998,805
Internet Software & Services - 1.80%
AOL, Inc. (I)	600	12,378
DealerTrack Holdings, Inc. (I)	2,284	36,613
DivX, Inc. (I)	4,700	33,934
Earthlink, Inc.	1,615	13,873
GSI Commerce, Inc. (I)	22,047	620,844
IAC/InterActiveCorp (I)	11,000	258,005
InfoSpace, Inc. (I)	5,772	47,504
Internap Network Services Corp. (I)	8,747	44,785
Internet Brands, Inc., Class A (I)	5,500	57,145
Internet Capital Group, Inc. (I)	4,360	36,275
Marchex, Inc., Class B	3,900	19,773
ModusLink Global Solutions, Inc. (I)	9,124	69,707
Open Text Corp. (I)(L)	14,112	601,171
Perficient, Inc. (I)	1,626	17,349
RealNetworks, Inc. (I)	15,401	55,444
Soundbite Communications, Inc. (I)	200	616
Support.com, Inc. (I)	6,500	27,170
TechTarget, Inc. (I)	2,000	12,120
TheStreet.com, Inc.	5,559	17,344
United Online, Inc.	8,663	59,038

The accompanying notes are an integral part of the financial statements.	193

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Web.com Group, Inc. (I)	4,251	$16,111

		2,057,199
IT Services - 1.35%
Acorn Energy, Inc. (I)	788	3,877
Acxiom Corp. (I)	7,534	131,167
CACI International, Inc., Class A (I)	11,164	516,223
CIBER, Inc. (I)	13,500	40,230
Computer Task Group, Inc. (I)	200	1,546
Convergys Corp. (I)	15,251	166,541
Dynamics Research Corp. (I)	700	7,483
infoGROUP, Inc. (I)	2,670	21,133
Integral Systems, Inc. (I)	600	4,104
INX, Inc. (I)	814	3,875
Online Resources Corp. (I)	4,100	17,671
SRA International, Inc., Class A (I)	2,312	49,870
StarTek, Inc. (I)	1,937	8,717
TechTeam Global, Inc. (I)	1,203	6,123
The Hackett Group, Inc. (I)	5,572	18,833
Tier Technologies, Inc., Class B (I)	600	4,716
Wright Express Corp. (I)	17,356	544,978

		1,547,087
Semiconductors & Semiconductor Equipment - 2.87%
Advanced Analogic Technologies, Inc. (I)	1,517	5,249
Amtech Systems, Inc. (I)	1,827	17,302
Anadigics, Inc. (I)	8,400	34,188
ATMI, Inc. (I)	7,481	121,192
AuthenTec, Inc. (I)	3,000	8,700
Axcelis Technologies, Inc. (I)	1,200	2,376
AXT, Inc. (I)	4,700	20,445
Cascade Microtech, Inc. (I)	1,613	8,307
Ceva, Inc. (I)	1,788	20,777
Cohu, Inc.	4,743	66,449
Cymer, Inc. (I)	16,442	497,699
DSP Group, Inc. (I)	2,810	19,024
Exar Corp. (I)	6,947	48,629
Fairchild Semiconductor International, Inc. (I)	16,880	168,800
FormFactor, Inc. (I)	2,814	36,216
Fsi International, Inc. (I)	100	420
GSI Technology, Inc. (I)	3,700	21,904
Ikanos Communications, Inc. (I)	1,900	4,009
Integrated Device Technology, Inc. (I)	24,164	141,118
Integrated Silicon Solution, Inc. (I)	3,800	35,796
International Rectifier Corp. (I)	8,974	188,095
IXYS Corp. (I)	893	8,323
Lattice Semiconductor Corp. (I)	8,300	41,168
Mattson Technology, Inc. (I)	6,000	25,380
MEMSIC, Inc. (I)	1,071	2,945
Microtune, Inc. (I)	4,344	10,252
MKS Instruments, Inc. (I)	28,511	566,228
MoSys, Inc. (I)	1,600	6,624
Nanometrics, Inc. (I)	1,100	11,913
OmniVision Technologies, Inc. (I)	7,300	140,817
Pericom Semiconductor Corp. (I)	3,101	30,700
Photronics, Inc. (I)	8,300	41,998
Rudolph Technologies, Inc. (I)	1,000	8,880
Semtech Corp. (I)	33,934	597,578
Sigma Designs, Inc. (I)(L)	3,900	40,638
Silicon Image, Inc. (I)	9,362	34,171
Standard Microsystems Corp. (I)	1,599	36,585
Trident Microsystems, Inc. (I)	5,100	8,619
TriQuint Semiconductor, Inc. (I)	15,543	109,112
Virage Logic Corp. (I)	2,137	21,199

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Zoran Corp. (I)	6,685	$64,577

		3,274,402
Software - 2.49%
American Software, Inc., Class A	717	4,151
Ariba, Inc. (I)	56,975	857,471
Bsquare Corp. (I)	100	250
ePlus, Inc. (I)	1,686	29,505
Parametric Technology Corp. (I)(L)	30,997	510,831
Quest Software, Inc. (I)	31,220	604,263
Smith Micro Software, Inc. (I)	1,870	18,420
SonicWALL, Inc. (I)	7,879	71,778
THQ, Inc. (I)(L)	11,400	68,400
TIBCO Software, Inc. (I)	58,961	672,745

		2,837,814

		17,251,527
Materials - 5.71%
Chemicals - 2.15%
A. Schulman, Inc.	649	14,424
American Pacific Corp. (I)	724	4,025
Arabian American Development Company (I)	100	275
Ashland, Inc.	1,300	69,693
Cabot Corp.	7,889	220,971
Cytec Industries, Inc.	7,000	299,110
Ferro Corp. (I)	7,021	63,259
Flotek Industries, Inc. (I)(L)	1,994	2,871
FMC Corp.	8,664	524,605
Huntsman Corp.	4,200	41,916
Innospec, Inc. (I)	1,200	14,928
KMG Chemicals, Inc.	652	10,973
Landec Corp. (I)	3,200	19,808
Minerals Technologies, Inc.	2,100	112,245
OM Group, Inc. (I)	3,198	95,460
Penford Corp. (I)	1,910	15,624
Quaker Chemical Corp.	975	26,939
Rockwood Holdings, Inc. (I)	9,739	252,630
Spartech Corp. (I)	4,700	62,557
Westlake Chemical Corp.	6,868	145,670
Zep, Inc.	21,856	399,528
Zoltek Companies, Inc. (I)(L)	5,800	55,506

		2,453,017
Construction Materials - 0.16%
Headwaters, Inc. (I)	11,704	46,231
Texas Industries, Inc. (L)	3,700	134,310

		180,541
Containers & Packaging - 0.91%
AptarGroup, Inc.	13,140	523,760
Boise, Inc. (I)	11,900	73,066
Bway Holding Company (I)	2,549	50,878
Graphic Packaging Holding Company (I)	15,290	48,316
Myers Industries, Inc.	6,025	54,105
Temple-Inland, Inc.	13,500	285,255

		1,035,380
Metals & Mining - 1.73%
A. M. Castle & Company (I)	4,486	66,707
Brush Engineered Materials, Inc. (I)	3,000	75,780
Carpenter Technology Corp.	2,611	101,594
Century Aluminum Company (I)	11,480	120,655
Coeur d’Alene Mines Corp. (I)	1,300	19,630
Commercial Metals Company	1,600	24,912
Compass Minerals International, Inc.	8,127	616,514
Friedman Industries, Inc.	490	2,685

The accompanying notes are an integral part of the financial statements.	194

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Haynes International, Inc.	2,000	$63,500
Hecla Mining Company (I)(L)	8,800	47,344
Horsehead Holding Corp. (I)	2,908	30,330
Kaiser Aluminum Corp. (L)	1,700	63,631
Olympic Steel, Inc.	700	19,292
Reliance Steel & Aluminum Company	8,700	399,417
RTI International Metals, Inc. (I)	4,200	111,342
Stillwater Mining Company (I)(L)	6,082	80,526
Synalloy Corp.	380	3,621
Universal Stainless & Alloy Products, Inc. (I)	987	20,342
US Gold Corp. (I)	14,400	56,880
Worthington Industries, Inc.	3,800	55,936

		1,980,638
Paper & Forest Products - 0.76%
Buckeye Technologies, Inc. (I)	6,600	79,992
Domtar Corp. (I)	1,200	73,440
KapStone Paper and Packaging Corp. (I)	5,111	56,477
Louisiana-Pacific Corp. (I)(L)	17,719	150,612
MeadWestvaco Corp.	14,904	356,206
Mercer International, Inc. (I)(L)	6,723	32,943
Neenah Paper, Inc.	1,386	26,251
P.H. Glatfelter Company	6,639	77,012
Wausau Paper Corp. (I)	2,400	20,952

		6,523,461
Telecommunication Services - 1.30%
Diversified Telecommunication Services - 0.90%
Alaska Communications Systems
Group, Inc. (L)	54,473	450,492
Cincinnati Bell, Inc. (I)	164,112	521,876
General Communication, Inc., Class A (I)	5,937	34,019
IDT Corp. (I)	2,200	20,702
SureWest Communications (I)	1,474	9,036

		1,036,125
Wireless Telecommunication Services - 0.40%
FiberTower Corp. (I)	1,300	4,966
Leap Wireless International, Inc. (I)	3,505	57,237
NTELOS Holdings Corp.	12,157	218,218
Telephone & Data Systems, Inc.	2,400	78,912
Telephone & Data Systems, Inc. -
Special Shares	1,700	49,045
United States Cellular Corp. (I)	1,100	45,661

		454,039

		1,490,164
Utilities - 1.13%
Electric Utilities - 0.04%
Unitil Corp.	2,100	43,764
Gas Utilities - 0.72%
Energen Corp.	8,672	383,909
UGI Corp.	16,951	443,099

		827,008
Independent Power Producers & Energy Traders - 0.21%
Mirant Corp. (I)	13,400	166,428
RRI Energy, Inc. (I)	16,200	71,604

		238,032
Water Utilities - 0.16%
Cascal N.V.	26,487	173,490

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities (continued)
SJW Corp.	500	$12,090

		185,580

		1,294,384

TOTAL COMMON STOCKS (Cost $89,802,734)		$112,891,953

SHORT-TERM INVESTMENTS - 15.55%
Repurchase Agreement - 0.66%
Repurchase Agreement with State Street Corp.
dated 05/28/2010 at 0.010% to be
repurchased at $753,001 on 06/01/2010,
collateralized by $770,000 Federal Home
Loan Mortgage Corp., Zero Coupon due
11/17/2010 (valued at $769,038)	$753,000	753,000
Securities Lending Collateral - 14.89%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	1,699,651	17,008,573

TOTAL SHORT-TERM INVESTMENTS (Cost $17,761,093)		$17,761,573

Total Investments (Small Cap Opportunities Fund)
(Cost $107,563,827) - 114.38%		$130,653,526
Other assets and liabilities, net - (14.38%)		(16,428,937)

TOTAL NET ASSETS - 100.00%		$114,224,589

Small Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.35%
Consumer Discretionary - 18.49%
Diversified Consumer Services - 1.22%
Matthews International Corp., Class A	34,600	$1,120,348
Hotels, Restaurants & Leisure - 4.62%
Bally Technologies, Inc. (I)	9,700	412,250
CEC Entertainment, Inc. (I)	34,200	1,383,048
Choice Hotels International, Inc.	32,100	1,069,251
International Speedway Corp., Class A	5,500	153,395
Sonic Corp. (I)	115,700	1,220,635

		4,238,579
Household Durables - 2.54%
Helen of Troy, Ltd. (I)	62,000	1,597,120
Tempur-Pedic International, Inc. (I)	21,900	727,080

		2,324,200
Media - 2.27%
Arbitron, Inc. (L)	68,400	2,083,464
Specialty Retail - 7.31%
Hibbett Sports, Inc. (I)(L)	37,300	961,221
Stage Stores, Inc. (I)	145,200	2,057,484
The Cato Corp., Class A	95,600	2,268,588
The Dress Barn, Inc. (I)	51,700	1,416,063

		6,703,356
Textiles, Apparel & Luxury Goods - 0.53%
Unifirst Corp.	10,800	486,000

		16,955,947
Consumer Staples - 5.08%
Food & Staples Retailing - 1.41%
Casey’s General Stores, Inc.	35,100	1,294,137

The accompanying notes are an integral part of the financial statements.	195

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products - 1.21%
Lance, Inc. (L)	57,800	$1,115,540
Personal Products - 2.46%
Herbalife, Ltd.	49,900	2,252,985

		4,662,662
Energy - 4.92%
Energy Equipment & Services - 1.62%
Bristow Group, Inc. (I)	4,600	149,500
SEACOR Holdings, Inc. (I)	18,300	1,335,534

		1,485,034
Oil, Gas & Consumable Fuels - 3.30%
Penn Virginia Corp.	52,200	1,142,658
SM Energy Company	19,300	834,532
Whiting Petroleum Corp. (I)	12,600	1,054,746

		3,031,936

		4,516,970
Financials - 24.07%
Capital Markets - 1.86%
Ares Capital Corp.	126,300	1,710,102
Commercial Banks - 8.00%
First Busey Corp. (L)	126,272	592,216
First Midwest Bancorp, Inc. (L)	108,600	1,506,282
International Bancshares Corp. (L)	70,800	1,398,300
MB Financial, Inc.	58,600	1,280,410
Webster Financial Corp.	93,400	1,788,610
Westamerica Bancorp. (L)	13,800	768,246

		7,334,064
Consumer Finance - 0.23%
Credit Acceptance Corp. (I)(L)	4,400	209,748
Insurance - 8.71%
Alleghany Corp. (I)	2,805	819,341
AMERISAFE, Inc. (I)	48,000	811,200
Assured Guaranty, Ltd.	43,200	725,760
Delphi Financial Group, Inc., Class A	81,900	2,126,943
Platinum Underwriters Holdings, Ltd.	39,300	1,446,633
Reinsurance Group of America, Inc.	30,000	1,409,100
Validus Holdings, Ltd.	26,362	647,451

		7,986,428
Real Estate Investment Trusts - 3.68%
American Campus Communities, Inc. (L)	26,300	704,051
DiamondRock Hospitality Company (I)(L)	83,912	766,956
Education Realty Trust, Inc.	102,100	649,356
Mack-Cali Realty Corp.	20,500	676,090
Realty Income Corp. (L)	18,500	576,090

		3,372,543
Thrifts & Mortgage Finance - 1.59%
NewAlliance Bancshares, Inc.	56,900	669,713
Northwest Bancshares, Inc.	68,200	793,166

		1,462,879

		22,075,764
Health Care - 7.04%
Health Care Equipment & Supplies - 1.27%
ICU Medical, Inc. (I)	36,600	1,164,612
Health Care Providers & Services - 2.93%
AmSurg Corp. (I)	63,200	1,251,360
Corvel Corp. (I)	28,900	1,025,083
Universal American Financial Corp. (I)	28,100	410,822

		2,687,265

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services - 2.84%
Charles River Laboratories
International, Inc. (I)(L)	43,200	$1,448,928
ICON PLC, SADR (I)	41,400	1,151,748

		2,600,676

		6,452,553
Industrials - 20.86%
Commercial Services & Supplies - 4.41%
ACCO Brands Corp. (I)	150,200	1,060,412
Standard Parking Corp. (I)	50,198	778,571
United Stationers, Inc. (I)	37,700	2,202,434

		4,041,417
Construction & Engineering - 0.54%
Sterling Construction Company, Inc. (I)	30,300	498,132
Electrical Equipment - 3.92%
Acuity Brands, Inc. (L)	25,000	1,028,250
Belden, Inc.	99,100	2,566,690

		3,594,940
Industrial Conglomerates - 3.50%
Carlisle Companies, Inc. (L)	82,500	3,208,422
Machinery - 3.80%
Albany International Corp., Class A	64,600	1,215,772
ESCO Technologies, Inc.	28,100	735,377
Mueller Industries, Inc.	57,800	1,532,278

		3,483,427
Marine - 1.54%
Kirby Corp. (I)	35,800	1,411,594
Road & Rail - 1.67%
Genesee & Wyoming, Inc., Class A (I)	42,600	1,533,174
Trading Companies & Distributors - 1.48%
GATX Corp.	47,100	1,361,661

		19,132,767
Information Technology - 8.82%
Computers & Peripherals - 2.43%
Diebold, Inc.	50,200	1,454,796
Electronics for Imaging, Inc. (I)	68,948	768,081

		2,222,877
Electronic Equipment, Instruments & Components - 1.91%
Coherent, Inc. (I)	16,500	582,450
MTS Systems Corp.	28,200	824,850
NAM TAI Electronics, Inc. (I)	78,100	345,983

		1,753,283
IT Services - 1.79%
MAXIMUS, Inc.	27,400	1,641,260
Office Electronics - 1.13%
Zebra Technologies Corp., Class A (I)	37,700	1,036,750
Software - 1.56%
Websense, Inc. (I)	68,500	1,433,020

		8,087,190
Materials - 4.63%
Chemicals - 2.05%
Zep, Inc.	102,800	1,879,184
Containers & Packaging - 1.36%
AptarGroup, Inc.	31,300	1,247,618

The accompanying notes are an integral part of the financial statements.	196

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products - 1.22%
Deltic Timber Corp. (L)	24,200	$1,119,008

		4,245,810
Utilities - 5.44%
Electric Utilities - 2.75%
Unisource Energy Corp.	45,100	1,392,688
Westar Energy, Inc.	51,300	1,128,600

		2,521,288
Gas Utilities - 2.69%
Atmos Energy Corp.	33,600	911,232
New Jersey Resources Corp.	20,100	712,545
WGL Holdings, Inc.	25,000	846,250

		2,470,027

		4,991,315

TOTAL COMMON STOCKS (Cost $68,796,894)		$91,120,978

SHORT-TERM INVESTMENTS - 14.21%
Repurchase Agreement - 0.87%
Bank of New York Tri-Party Repurchase
Agreement dated 05/28/2010 at 0.200% to
be repurchased at $800,018 on 06/01/2010,
collateralized by $815,163 Federal National
Mortgage Association, 4.000% due
12/01/2024 (valued at $816,001,
including interest)	$800,000	800,000
Securities Lending Collateral - 13.34%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	1,222,691	12,235,588

TOTAL SHORT-TERM INVESTMENTS (Cost $13,036,471)		$13,035,588

Total Investments (Small Cap Value Fund)
(Cost $81,833,365) - 113.56%		$104,156,566
Other assets and liabilities, net - (13.56%)		(12,436,155)

TOTAL NET ASSETS - 100.00%		$91,720,411

Small Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.71%
Consumer Discretionary - 17.43%
Auto Components - 1.03%
TRW Automotive Holdings Corp. (I)	49,680	$1,494,374
Hotels, Restaurants & Leisure - 6.61%
Brinker International, Inc.	61,095	1,086,269
Buffalo Wild Wings, Inc. (I)	23,776	877,334
Choice Hotels International, Inc.	31,474	1,048,399
Darden Restaurants, Inc.	25,974	1,114,285
Jack in the Box, Inc. (I)	55,114	1,236,758
P.F. Chang’s China Bistro, Inc. (L)	41,024	1,783,313
Penn National Gaming, Inc. (I)	45,988	1,177,293
WMS Industries, Inc. (I)	27,534	1,275,650

		9,599,301
Internet & Catalog Retail - 1.01%
NetFlix, Inc. (I)	13,262	1,474,071
Leisure Equipment & Products - 0.75%
Pool Corp. (L)	45,202	1,084,396

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media - 1.34%
DreamWorks Animation SKG,
Inc., Class A (I)	29,148	$865,404
National CineMedia, Inc.	61,934	1,083,226

		1,948,630
Multiline Retail - 0.97%
Big Lots, Inc. (I)(L)	40,051	1,415,002
Specialty Retail - 3.88%
Chico’s FAS, Inc.	73,025	893,096
Group 1 Automotive, Inc. (I)(L)	37,274	1,060,073
Gymboree Corp. (I)	21,926	977,461
Tractor Supply Company	17,196	1,165,201
Williams-Sonoma, Inc.	51,373	1,535,025

		5,630,856
Textiles, Apparel & Luxury Goods - 1.84%
Deckers Outdoor Corp. (I)	11,653	1,686,422
The Warnaco Group, Inc. (I)	23,262	990,729

		2,677,151

		25,323,781
Consumer Staples - 2.37%
Food Products - 0.57%
Ralcorp Holdings, Inc. (I)	13,679	821,698
Household Products - 1.00%
Church & Dwight Company, Inc.	22,078	1,452,953
Personal Products - 0.80%
Nu Skin Enterprises, Inc., Class A	40,583	1,167,167

		3,441,818
Energy - 5.40%
Energy Equipment & Services - 2.03%
Dril-Quip, Inc. (I)	19,248	937,570
FMC Technologies, Inc. (I)	18,593	1,081,183
Patterson-UTI Energy, Inc.	66,207	928,884

		2,947,637
Oil, Gas & Consumable Fuels - 3.37%
Arena Resources, Inc. (I)	28,807	947,174
Bill Barrett Corp. (I)	29,897	973,446
Carrizo Oil & Gas, Inc. (I)(L)	44,221	784,481
Goodrich Petroleum Corp. (I)(L)	36,949	452,256
SandRidge Energy, Inc. (I)(L)	75,248	484,597
Whiting Petroleum Corp. (I)	15,041	1,259,082

		4,901,036

		7,848,673
Financials - 7.82%
Capital Markets - 3.22%
Affiliated Managers Group, Inc. (I)	15,746	1,128,201
Federated Investors, Inc., Class B (L)	39,613	879,805
Greenhill & Company, Inc. (L)	15,752	1,091,456
optionsXpress Holdings, Inc. (I)	44,258	710,341
Stifel Financial Corp. (I)	17,162	869,599

		4,679,402
Commercial Banks - 2.53%
City National Corp. (L)	20,843	1,202,224
Cullen/Frost Bankers, Inc. (L)	19,298	1,059,074
SVB Financial Group (I)(L)	31,476	1,412,013

		3,673,311
Insurance - 1.38%
Brown & Brown, Inc.	35,660	698,936

The accompanying notes are an integral part of the financial statements.	197

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
ProAssurance Corp. (I)	22,230	$1,308,458

		2,007,394
Real Estate Investment Trusts - 0.69%
BioMed Realty Trust, Inc.	58,476	994,677

		11,354,784
Health Care - 19.42%
Biotechnology - 4.12%
Acorda Therapeutics, Inc. (I)	35,921	1,234,964
AMAG Pharmaceuticals, Inc. (I)(L)	20,192	642,913
BioMarin Pharmaceutical, Inc. (I)(L)	54,633	1,066,436
Isis Pharmaceuticals, Inc. (I)(L)	32,621	300,113
Martek Biosciences Corp. (I)(L)	50,791	944,205
Myriad Genetics, Inc. (I)(L)	23,843	435,135
United Therapeutics Corp. (I)	26,493	1,356,971

		5,980,737
Health Care Equipment & Supplies - 3.94%
American Medical Systems
Holdings, Inc. (I)(L)	60,254	1,359,330
Gen-Probe, Inc. (I)	23,318	1,025,059
Insulet Corp. (I)(L)	50,320	733,162
Meridian Bioscience, Inc. (L)	45,966	803,486
NuVasive, Inc. (I)(L)	19,714	774,169
Zoll Medical Corp. (I)(L)	35,629	1,035,022

		5,730,228
Health Care Providers & Services - 6.10%
Chemed Corp.	28,380	1,615,106
Health Management Associates,
Inc., Class A (I)	127,715	1,187,750
inVentiv Health, Inc. (I)	58,076	1,450,738
MEDNAX, Inc. (I)	23,583	1,333,619
PSS World Medical, Inc. (I)	49,416	1,132,121
RehabCare Group, Inc. (I)	35,145	1,022,368
VCA Antech, Inc. (I)	42,810	1,115,629

		8,857,331
Health Care Technology - 1.57%
Eclipsys Corp. (I)	63,214	1,210,864
Quality Systems, Inc. (L)	18,013	1,063,488

		2,274,352
Life Sciences Tools & Services - 1.46%
PerkinElmer, Inc.	49,787	1,129,667
Techne Corp.	16,387	992,233

		2,121,900
Pharmaceuticals - 2.23%
Biovail Corp. (L)	69,721	1,046,512
Medicis Pharmaceutical Corp., Class A	44,800	1,038,912
Perrigo Company	19,558	1,161,941

		3,247,365

		28,211,913
Industrials - 12.92%
Aerospace & Defense - 2.07%
Hexcel Corp. (I)	57,475	917,876
TransDigm Group, Inc.	39,780	2,098,793

		3,016,669
Air Freight & Logistics - 1.79%
Forward Air Corp. (L)	46,109	1,262,003
HUB Group, Inc., Class A (I)	43,854	1,341,932

		2,603,935

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines - 0.30%
Continental Airlines, Inc., Class B (I)(L)	20,441	$431,305
Commercial Services & Supplies - 1.82%
Corrections Corp. of America (I)	57,113	1,136,549
Fuel Tech, Inc. (I)(L)	58,625	359,371
Tetra Tech, Inc. (I)	50,445	1,143,336

		2,639,256
Electrical Equipment - 1.15%
Regal-Beloit Corp.	27,771	1,674,314
Machinery - 2.95%
Bucyrus International, Inc.	24,706	1,323,253
Kaydon Corp.	29,111	1,092,827
Lindsay Corp. (L)	16,893	577,234
Wabtec Corp. (L)	29,709	1,287,885

		4,281,199
Professional Services - 1.03%
CoStar Group, Inc. (I)(L)	36,739	1,497,849
Road & Rail - 1.12%
Knight Transportation, Inc. (L)	81,675	1,623,699
Trading Companies & Distributors - 0.69%
Watsco, Inc. (L)	17,051	998,336

		18,766,562
Information Technology - 27.68%
Communications Equipment - 3.78%
Ciena Corp. (I)(L)	74,322	1,157,194
F5 Networks, Inc. (I)	26,643	1,873,802
Harmonic, Inc. (I)	129,787	751,467
Polycom, Inc. (I)	56,731	1,703,632

		5,486,095
Electronic Equipment, Instruments & Components - 1.92%
Cogent, Inc. (I)	99,662	888,985
Coherent, Inc. (I)	25,360	895,208
Tech Data Corp. (I)	24,770	1,006,901

		2,791,094
Internet Software & Services - 2.75%
GSI Commerce, Inc. (I)	41,742	1,175,455
Open Text Corp. (I)(L)	25,582	1,089,793
The Knot, Inc. (I)	90,088	673,858
VistaPrint NV (I)	22,720	1,060,797

		3,999,903
IT Services - 2.28%
Alliance Data Systems Corp. (I)(L)	16,445	1,162,004
Global Payments, Inc.	22,876	965,138
SRA International, Inc., Class A (I)	54,630	1,178,369

		3,305,511
Semiconductors & Semiconductor Equipment - 4.54%
Advanced Energy Industries, Inc. (I)(L)	82,677	1,021,888
Cymer, Inc. (I)	19,267	583,212
Hittite Microwave Corp. (I)	26,940	1,231,966
Microsemi Corp. (I)	69,118	1,069,947
Monolithic Power Systems, Inc. (I)	40,978	786,368
ON Semiconductor Corp. (I)	130,739	955,702
Power Integrations, Inc.	28,053	953,241

		6,602,324
Software - 12.41%
ANSYS, Inc. (I)	26,002	1,137,067
Aspen Technology, Inc. (I)	100,741	1,154,492
Blackboard, Inc. (I)(L)	25,587	1,024,503
CommVault Systems, Inc. (I)	45,961	1,035,961

The accompanying notes are an integral part of the financial statements.	198

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Informatica Corp. (I)	75,284	$1,942,327
Lawson Software, Inc. (I)	154,581	1,274,520
Manhattan Associates, Inc. (I)	47,427	1,373,012
MICROS Systems, Inc. (I)(L)	39,610	1,354,662
NICE Systems, Ltd., SADR (I)	42,800	1,276,296
Pegasystems, Inc.	4,007	119,849
Quest Software, Inc. (I)	63,035	1,220,042
SonicWALL, Inc. (I)	121,016	1,102,456
SuccessFactors, Inc. (I)(L)	61,182	1,361,911
Sybase, Inc. (I)	22,830	1,468,654
Websense, Inc. (I)	56,538	1,182,775

		18,028,527

		40,213,454
Materials - 2.74%
Chemicals - 1.12%
Calgon Carbon Corp. (I)(L)	49,343	733,730
Intrepid Potash, Inc. (I)(L)	36,635	903,419

		1,637,149
Containers & Packaging - 0.93%
Greif, Inc., Class A	24,641	1,350,326
Metals & Mining - 0.69%
Carpenter Technology Corp.	25,704	1,000,143

		3,987,618
Telecommunication Services - 1.01%
Wireless Telecommunication Services - 1.01%
SBA Communications Corp., Class A (I)(L)	44,363	1,465,310
Utilities - 0.92%
Electric Utilities - 0.92%
ITC Holdings Corp.	25,286	1,332,825

TOTAL COMMON STOCKS (Cost $119,681,616)		$141,946,738

SHORT-TERM INVESTMENTS - 25.23%
Short-Term Securities* - 1.61%
State Street Institutional Liquid Reserves
Fund, 0.1560%	$2,343,685	2,343,685
Securities Lending Collateral - 23.62%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	3,428,552	34,309,861

TOTAL SHORT-TERM INVESTMENTS (Cost $36,643,272)		$36,653,546

Total Investments (Small Company Growth Fund)
(Cost $156,324,888) - 122.94%		178,600,284
Other assets and liabilities, net - (22.94%)		$(33,321,630)

TOTAL NET ASSETS - 100.00%		$145,278,654

Small Company Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.89%
Consumer Discretionary - 11.65%
Auto Components - 0.83%
Drew Industries, Inc. (I)(L)	152,000	$3,334,880
Automobiles - 0.58%
Winnebago Industries, Inc. (I)(L)	193,100	2,342,303

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services - 1.45%
Corinthian Colleges, Inc. (I)(L)	119,600	$1,601,444
Matthews International Corp., Class A	131,600	4,261,208

		5,862,652
Hotels, Restaurants & Leisure - 0.74%
Orient Express Hotels, Ltd., Class A (I)	295,800	2,984,622
Household Durables - 1.68%
CSS Industries, Inc.	84,200	1,590,538
Ethan Allen Interiors, Inc. (L)	29,863	603,233
M/I Homes, Inc. (I)(L)	85,700	1,014,688
Meritage Homes Corp. (I)	140,000	2,993,200
Stanley Furniture Company, Inc. (I)(L)	111,600	585,900

		6,787,559
Leisure Equipment & Products - 0.73%
Pool Corp. (L)	123,600	2,965,164
Media - 0.62%
Ascent Media Corp., Class A (I)	53,700	1,422,513
Saga Communications, Inc., Class A (I)	43,000	1,072,850

		2,495,363
Multiline Retail - 0.50%
Fred’s, Inc., Class A	148,300	2,030,227
Specialty Retail - 4.24%
Aaron, Inc., Class B (L)	399,950	7,991,001
Haverty Furniture Companies, Inc. (L)	180,700	2,929,147
MarineMax, Inc. (I)	145,200	1,466,520
Stein Mart, Inc. (I)	259,200	2,065,824
The Men’s Wearhouse, Inc.	123,100	2,676,194

		17,128,686
Textiles, Apparel & Luxury Goods - 0.28%
Culp, Inc. (I)	85,600	1,121,360

		47,052,816
Consumer Staples - 1.11%
Food & Staples Retailing - 0.75%
Casey’s General Stores, Inc.	11,200	412,944
Nash Finch Company	72,500	2,617,975

		3,030,919
Tobacco - 0.36%
Alliance One International, Inc. (I)(L)	347,800	1,450,326

		4,481,245
Energy - 6.86%
Energy Equipment & Services - 2.05%
Atwood Oceanics, Inc. (I)	55,300	1,501,395
CARBO Ceramics, Inc. (L)	48,700	3,150,890
Hercules Offshore, Inc. (I)(L)	190,200	593,424
TetraTechnologies, Inc. (I)	254,000	2,555,240
Union Drilling, Inc. (I)	84,619	460,327

		8,261,276
Oil, Gas & Consumable Fuels - 4.81%
Arena Resources, Inc. (I)	52,800	1,736,064
Cloud Peak Energy, Inc. (I)	66,500	981,540
Forest Oil Corp. (I)	86,900	2,315,016
Mariner Energy, Inc. (I)(L)	107,400	2,296,212
Northern Oil and Gas, Inc. (I)	98,700	1,424,241
Penn Virginia Corp.	192,500	4,213,825
Whiting Petroleum Corp. (I)	77,300	6,470,783

		19,437,681

		27,698,957

The accompanying notes are an integral part of the financial statements.	199

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 21.41%
Capital Markets - 3.27%
Ares Capital Corp.	346,500	$4,691,610
Hercules Technology Growth Capital, Inc.	216,800	1,910,008
JMP Group, Inc.	112,700	791,154
Kohlberg Capital Corp. (L)	202,267	980,995
Piper Jaffray Companies, Inc. (I)	43,800	1,450,218
Stifel Financial Corp. (I)(L)	66,500	3,369,555

		13,193,540
Commercial Banks - 5.81%
Columbia Banking System, Inc.	84,900	1,895,817
East West Bancorp, Inc. (L)	173,900	2,956,300
Glacier Bancorp, Inc. (L)	220,400	3,495,544
Home Bancshares, Inc. (L)	144,430	3,405,659
Signature Bank (I)(L)	63,000	2,383,920
SVB Financial Group (I)(L)	123,100	5,522,266
Wintrust Financial Corp. (L)	106,200	3,787,092

		23,446,598
Diversified Financial Services - 0.58%
Compass Diversified Holdings	161,400	2,327,388
Insurance - 4.14%
Alterra Capital Holdings, Ltd. (L)	149,300	2,793,403
Employers Holdings, Inc.	82,900	1,322,255
Markel Corp. (I)(L)	7,300	2,522,515
National Interstate Corp.	120,600	2,480,742
ProAssurance Corp. (I)	129,400	7,616,484

		16,735,399
Real Estate Investment Trusts - 7.61%
Acadia Realty Trust	94,100	1,683,449
CBL & Associates Properties, Inc. (L)	401,000	5,730,290
Cedar Shopping Centers, Inc.	184,400	1,266,828
First Potomac Realty Trust	144,800	2,128,560
Hatteras Financial Corp. (L)	94,400	2,614,880
Kilroy Realty Corp. (L)	137,500	4,523,750
LaSalle Hotel Properties (L)	163,000	3,667,500
Parkway Properties, Inc. (L)	66,500	1,120,525
Potlatch Corp. (L)	97,600	3,400,384
Redwood Trust, Inc.	135,000	2,050,650
Washington Real Estate Investment Trust (L)	87,300	2,564,874

		30,751,690

		86,454,615
Health Care - 5.94%
Biotechnology - 0.36%
Exelixis, Inc. (I)(L)	277,100	1,435,378
Health Care Equipment & Supplies - 2.11%
Analogic Corp.	39,200	1,694,224
AngioDynamics, Inc. (I)	114,900	1,697,073
Quidel Corp. (I)(L)	115,400	1,350,180
West Pharmaceutical Services, Inc.	95,900	3,773,665

		8,515,142
Health Care Providers & Services - 3.47%
Landauer, Inc.	40,500	2,467,260
National Healthcare Corp.	71,300	2,488,370
Owens & Minor, Inc.	239,400	7,150,878
Triple-S Management Corp., Class B (I)	104,000	1,904,240

		14,010,748

		23,961,268

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 24.64%
Aerospace & Defense - 0.14%
Kratos Defense & Security Solutions, Inc. (I)	46,800	$573,768
Air Freight & Logistics - 0.70%
UTI Worldwide, Inc.	196,300	2,836,535
Airlines - 1.15%
Alaska Air Group, Inc. (I)	99,800	4,660,660
Building Products - 2.06%
Ameron International Corp. (L)	48,700	3,156,247
Gibraltar Industries, Inc. (I)(L)	164,500	2,158,240
Universal Forest Products, Inc.	80,700	2,989,935

		8,304,422
Commercial Services & Supplies - 3.15%
G & K Services, Inc., Class A	96,500	2,334,335
McGrath Rentcorp	183,100	4,277,216
Mine Safety Appliances Company	70,400	1,926,144
Waste Connections, Inc. (I)	118,600	4,175,906

		12,713,601
Construction & Engineering - 1.50%
Comfort Systems USA, Inc.	146,900	1,618,838
Insituform Technologies, Inc., Class A (I)	176,900	3,619,374
Sterling Construction Company, Inc. (I)	50,900	836,796

		6,075,008
Electrical Equipment - 2.27%
Belden, Inc.	114,500	2,965,550
C & D Technologies, Inc. (I)(L)	95,300	88,629
Franklin Electric Company, Inc.	29,800	868,968
Woodward Governor Company	182,200	5,229,140

		9,152,287
Machinery - 4.57%
Astec Industries, Inc. (I)(L)	54,600	1,630,902
Cascade Corp.	55,000	1,830,400
CIRCOR International, Inc.	73,300	2,178,476
IDEX Corp.	124,425	3,799,940
Nordson Corp.	94,600	6,303,198
Robbins & Myers, Inc.	121,900	2,692,771

		18,435,687
Marine - 1.43%
Kirby Corp. (I)(L)	146,500	5,776,495
Professional Services - 2.12%
FTI Consulting, Inc. (I)(L)	80,700	3,450,732
Navigant Consulting Company (I)	209,300	2,536,716
On Assignment, Inc. (I)	281,200	1,555,036
The Dolan Company (I)	81,400	1,001,220

		8,543,704
Road & Rail - 3.35%
Genesee & Wyoming, Inc., Class A (I)	145,800	5,247,342
Landstar System, Inc.	197,400	8,278,956

		13,526,298
Trading Companies & Distributors - 2.20%
Beacon Roofing Supply, Inc. (I)	333,700	7,007,700
Kaman Corp., Class A	77,100	1,888,179

		8,895,879

		99,494,344
Information Technology - 9.51%
Communications Equipment - 1.03%
Ixia (I)	263,500	2,635,000

The accompanying notes are an integral part of the financial statements.	200

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Sonus Networks, Inc. (I)	576,800	$1,499,680

		4,134,680
Computers & Peripherals - 0.47%
Xyratex, Ltd. (I)	117,400	1,905,402
Electronic Equipment, Instruments & Components - 2.60%
Electro Rent Corp.	200,000	2,718,000
Littelfuse, Inc. (I)	83,500	3,018,525
Methode Electronics, Inc.	68,300	693,245
Newport Corp. (I)	124,600	1,293,348
SYNNEX Corp. (I)(L)	104,000	2,779,920

		10,503,038
IT Services - 0.18%
StarTek, Inc. (I)	160,412	721,854
Semiconductors & Semiconductor Equipment - 3.12%
Advanced Energy Industries, Inc. (I)(L)	174,200	2,153,112
ATMI, Inc. (I)	81,900	1,326,780
Brooks Automation, Inc. (I)	206,400	1,717,248
Cabot Microelectronics Corp. (I)	39,300	1,442,310
FormFactor, Inc. (I)	104,700	1,347,489
Microsemi Corp. (I)	132,100	2,044,908
Teradyne, Inc. (I)(L)	233,500	2,563,830

		12,595,677
Software - 2.11%
Progress Software Corp. (I)	150,200	4,797,388
Symyx Technologies, Inc. (I)	142,800	913,920
Websense, Inc. (I)	134,100	2,805,372

		8,516,680

		38,377,331
Materials - 9.65%
Chemicals - 2.23%
American Vanguard Corp. (L)	151,600	1,208,252
Arch Chemicals, Inc.	108,600	3,720,636
Innospec, Inc. (I)(L)	162,200	2,017,768
Minerals Technologies, Inc.	38,600	2,063,170

		9,009,826
Containers & Packaging - 1.89%
AptarGroup, Inc.	140,600	5,604,316
Myers Industries, Inc.	224,505	2,016,055

		7,620,371
Metals & Mining - 3.52%
AMCOL International Corp. (L)	64,000	1,725,440
Carpenter Technology Corp.	96,500	3,754,815
Franco-Nevada Corp. (I)	91,500	2,643,100
Royal Gold, Inc. (L)	63,502	3,183,990
Sims Metal Management, Ltd. (L)	172,300	2,911,870

		14,219,215
Paper & Forest Products - 2.01%
Clearwater Paper Corp. (I)	51,800	3,171,714
Deltic Timber Corp.	67,500	3,121,200
Wausau Paper Corp. (I)	210,400	1,836,792

		8,129,706

		38,979,118
Telecommunication Services - 0.51%
Diversified Telecommunication Services - 0.51%
Premiere Global Services, Inc. (I)	259,100	2,067,618

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities - 3.61%
Electric Utilities - 1.86%
Cleco Corp. (L)	136,700	$3,618,449
El Paso Electric Company (I)	158,600	3,143,452
The Empire District Electric Company (L)	42,200	769,728

		7,531,629
Gas Utilities - 0.67%
Southwest Gas Corp.	91,400	2,707,268
Multi-Utilities - 1.08%
Black Hills Corp.	100,200	2,874,738
Vectren Corp.	64,100	1,477,505

		4,352,243

		14,591,140

TOTAL COMMON STOCKS (Cost $339,529,307)		$383,158,452

PREFERRED STOCKS - 1.89%
Energy - 0.66%
Oil, Gas & Consumable Fuels - 0.66%
Whiting Petroleum Corp. 6.250% (I)	12,800	2,646,272
Financials - 1.23%
Commercial Banks - 0.68%
East West Bancorp., Inc., Series A 8.000% (I)	2,114	2,747,143
Insurance - 0.55%
Assured Guaranty, Ltd. 8.500% (I)	31,600	2,239,239

		4,986,382

TOTAL PREFERRED STOCKS (Cost $4,977,054)		$7,632,654

INVESTMENT COMPANIES - 0.61%
Investment Companies - 0.61%
First Opportunity Fund, Inc.	207,000	1,293,750
iShares Russell 2000 Value Index Fund (L)	19,000	1,188,830

		2,482,580

TOTAL INVESTMENT COMPANIES (Cost $3,683,123)		$2,482,580

SHORT-TERM INVESTMENTS - 25.52%
Short-Term Securities* - 2.38%
State Street Institutional US Government
Money Market Fund, 0.08395%	$414,241	414,241
T. Rowe Price Reserve Investment
Fund, 0.27035%	9,204,234	9,204,234

		9,618,475
Securities Lending Collateral - 23.14%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	9,335,808	93,424,361

TOTAL SHORT-TERM INVESTMENTS (Cost $103,029,768)		$103,042,836

Total Investments (Small Company Value Fund)
(Cost $451,219,252) - 122.91%		$496,316,522
Other assets and liabilities, net - (22.91%)		(92,523,967)

TOTAL NET ASSETS - 100.00%		$403,792,555

The accompanying notes are an integral part of the financial statements.	201

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.59%
Consumer Discretionary - 18.05%
Auto Components - 0.91%
American Axle & Manufacturing
Holdings, Inc. (I)	2,176	$19,519
Amerigon, Inc. (I)	30,190	266,276
China Automotive Systems, Inc. (I)	351	6,364
Drew Industries, Inc. (I)	18,478	405,407
Exide Technologies (I)	3,929	16,738
Federal Mogul Corp. (I)	540	9,320
Fuel Systems Solutions, Inc. (I)(L)	777	20,769
Gentex Corp.	7,224	142,168
Modine Manufacturing Company (I)	1,484	17,244
Tenneco, Inc. (I)	3,092	68,519
Westport Innovations, Inc. (I)	22,540	367,627
Wonder Auto Technology, Inc. (I)(L)	38,539	320,259

		1,660,210
Automobiles - 0.04%
Thor Industries, Inc.	2,018	58,845
Winnebago Industries, Inc. (I)	529	6,417

		65,262
Diversified Consumer Services - 1.24%
American Public Education, Inc. (I)(L)	9,137	373,612
Bridgepoint Education, Inc. (I)	974	21,009
Capella Education Company (I)	783	67,268
Career Education Corp. (I)(L)	2,842	79,576
ChinaCast Education Corp. (I)	34,521	228,184
Coinstar, Inc. (I)	1,537	82,475
Corinthian Colleges, Inc. (I)(L)	4,562	61,085
Grand Canyon Education, Inc. (I)(L)	13,858	340,352
K12, Inc. (I)	1,173	29,348
Lincoln Educational Services Corp. (I)	944	22,496
Matthews International Corp., Class A	1,578	51,096
Pre-Paid Legal Services, Inc. (I)(L)	366	16,953
Princeton Review, Inc. (I)(L)	82,660	198,384
Sotheby’s (L)	19,230	624,975
Steiner Leisure, Ltd. (I)	720	29,880
Universal Technical Institute, Inc. (I)	1,054	25,876

		2,252,569
Hotels, Restaurants & Leisure - 1.70%
AFC Enterprises, Inc. (I)	1,322	13,828
Ambassadors Group, Inc.	464	5,424
Bally Technologies, Inc. (I)	11,942	507,535
Biglari Holdings, Inc. (I)	22	6,690
BJ’s Restaurants, Inc. (I)(L)	14,235	330,110
Buffalo Wild Wings, Inc. (I)	892	32,915
California Pizza Kitchen, Inc. (I)	1,195	21,785
CEC Entertainment, Inc. (I)	1,154	46,668
Choice Hotels International, Inc.	542	18,054
Denny’s Corp. (I)	5,020	15,863
DineEquity, Inc. (I)	777	26,239
Domino’s Pizza, Inc. (I)	27,392	356,096
Gaylord Entertainment Company (I)	1,711	45,495
Interval Leisure Group, Inc. (I)	2,056	27,797
Isle of Capri Casinos, Inc. (I)	842	8,386
Krispy Kreme Doughnuts, Inc. (I)	3,154	11,670
Life Time Fitness, Inc. (I)(L)	1,938	71,919
Monarch Casino & Resort, Inc. (I)	326	3,775
P.F. Chang’s China Bistro, Inc.	1,193	51,860
Panera Bread Company (I)	1,567	126,661
Papa John’s International, Inc. (I)	1,130	28,058
Peet’s Coffee & Tea, Inc. (I)	681	26,457
Pinnacle Entertainment, Inc. (I)	1,094	13,237
Scientific Games Corp. (I)	3,638	37,180

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Shuffle Master, Inc. (I)	2,787	$23,132
Sonic Corp. (I)	3,017	31,829
Texas Roadhouse, Inc., Class A (I)	29,556	431,518
The Cheesecake Factory, Inc. (I)	18,693	476,672
Vail Resorts, Inc. (I)(L)	754	31,374
WMS Industries, Inc. (I)	5,843	270,706

		3,098,933
Household Durables - 0.13%
Blyth, Inc.	301	14,942
Deer Consumer Products, Inc. (I)	508	4,303
Furniture Brands International, Inc. (I)	664	5,199
Hovnanian Enterprises, Inc., Class A (I)	1,805	11,173
iRobot Corp. (I)	1,109	23,799
National Presto Industries, Inc.	249	24,213
Sealy Corp. (I)	1,596	5,187
Standard Pacific Corp. (I)	1,916	9,676
Tempur-Pedic International, Inc. (I)	3,641	120,881
Universal Electronics, Inc. (I)	712	13,898

		233,271
Internet & Catalog Retail - 0.24%
1-800-Flowers.com, Inc., Class A (I)	1,316	3,514
Blue Nile, Inc. (I)	753	35,316
Gaiam, Inc., Class A (I)	782	6,193
HSN, Inc. (I)	719	19,377
NutriSystem, Inc.	724	16,109
Orbitz Worldwide, Inc. (I)	1,050	5,565
Overstock.com, Inc. (I)	831	18,698
PetMed Express, Inc. (L)	1,188	23,427
Shutterfly, Inc. (I)	1,213	28,020
US Auto Parts Network, Inc. (I)	33,640	274,502
Vitacost.com, Inc. (I)	857	8,801

		439,522
Leisure Equipment & Products - 0.18%
Brunswick Corp.	2,989	52,218
Eastman Kodak Company (I)(L)	13,969	78,785
Leapfrog Enterprises, Inc. (I)	912	4,724
Marine Products Corp. (I)	373	2,697
Polaris Industries, Inc. (L)	1,613	94,683
Pool Corp. (L)	2,545	61,055
Smith & Wesson Holding Corp. (I)(L)	2,019	8,793
Sturm Ruger & Company, Inc.	992	15,614

		318,569
Media - 1.86%
Arbitron, Inc. (L)	1,380	42,035
China MediaExpress Holdings, Inc. (I)	513	6,797
CKX, Inc. (I)	2,418	12,815
CTC Media, Inc.	2,769	40,510
Discovery Communications, Inc., Series A (I)	50,100	1,886,766
DreamWorks Animation SKG,
Inc., Class A (I)	3,736	110,922
Imax Corp. (I)(L)	28,470	482,567
John Wiley & Sons, Inc.	2,298	91,001
Knology, Inc. (I)	1,594	19,064
Lions Gate Entertainment Corp. (I)(L)	3,975	27,030
Live Nation Entertainment, Inc. (I)	7,015	85,793
Madison Square Garden, Inc., Class A (I)	3,219	67,824
Martha Stewart Living Omnimedia,
Inc., Class A (I)(L)	1,398	8,388
Mediacom Communications Corp., Class A (I)	2,106	11,225
Meredith Corp.	659	22,136
Morningstar, Inc. (I)	1,137	55,486
National CineMedia, Inc.	2,189	38,286

The accompanying notes are an integral part of the financial statements.	202

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Outdoor Channel Holdings, Inc. (I)	332	$1,975
RCN Corp. (I)	1,764	25,622
Sinclair Broadcast Group, Inc., Class A (I)	2,362	15,672
SuperMedia, Inc. (I)	662	19,946
The New York Times Company, Class A (I)	2,368	21,975
Valassis Communications, Inc. (I)	7,592	277,260
Warner Music Group Corp. (I)	2,810	17,057

		3,388,152
Multiline Retail - 1.93%
99 Cents Only Stores (I)	33,227	507,709
Big Lots, Inc. (I)(L)	12,269	433,464
Kohl’s Corp. (I)	50,400	2,557,800
Retail Ventures, Inc. (I)	1,271	12,799

		3,511,772
Specialty Retail - 7.36%
Aaron, Inc., Class B (L)	26,942	538,301
Aeropostale, Inc. (I)	5,240	145,200
AnnTaylor Stores Corp. (I)	1,528	33,081
Bebe Stores, Inc.	1,567	10,734
Casual Male Retail Group, Inc. (I)	72,350	271,313
Charming Shoppes, Inc. (I)(L)	3,003	13,694
Chico’s FAS, Inc.	200,955	2,457,670
Citi Trends, Inc. (I)	764	26,037
Coldwater Creek, Inc. (I)	3,349	20,898
Dick’s Sporting Goods, Inc. (I)	4,650	132,572
DSW, Inc., Class A (I)	270	7,798
Genesco, Inc. (I)	15,194	472,837
Gymboree Corp. (I)	6,733	300,157
hhgregg, Inc. (I)	16,047	481,570
Hibbett Sports, Inc. (I)(L)	20,473	527,589
Hot Topic, Inc.	2,303	12,805
J. Crew Group, Inc. (I)	3,141	143,355
Jo-Ann Stores, Inc. (I)	95	4,340
Jos. A. Bank Clothiers, Inc. (I)(L)	8,762	531,678
Lumber Liquidators Holdings, Inc. (I)	1,135	33,494
Monro Muffler Brake, Inc.	12,850	506,162
New York & Company, Inc. (I)	900	3,438
Office Depot, Inc. (I)	7,143	41,429
OfficeMax, Inc. (I)	2,201	39,244
Pacific Sunwear of California, Inc. (I)	1,718	6,992
Penske Auto Group, Inc. (I)	32,151	419,892
PEP Boys - Manny, Moe & Jack	45,640	562,741
Pier 1 Imports, Inc. (I)	6,010	47,780
Rue21, Inc. (I)	693	23,527
Sally Beauty Holdings, Inc. (I)(L)	5,211	49,036
Select Comfort Corp. (I)	1,836	20,600
Shoe Carnival, Inc. (I)	6,945	174,111
Systemax, Inc.	568	10,957
Talbots, Inc. (I)	3,250	48,880
The Buckle, Inc. (L)	722	25,667
The Children’s Place Retail Stores, Inc. (I)(L)	1,282	60,421
The Dress Barn, Inc. (I)	20,118	551,032
The Finish Line, Inc., Class A	33,940	565,101
The Wet Seal, Inc., Class A (I)	5,064	20,762
Tractor Supply Company	46,277	3,135,730
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	16,644	425,754
Vitamin Shoppe, Inc. (I)	555	14,219
Williams-Sonoma, Inc.	14,990	447,901
Zumiez, Inc. (I)	1,101	18,849

		13,385,348
Textiles, Apparel & Luxury Goods - 2.46%
American Apparel, Inc. (I)	1,197	1,891
Carter’s, Inc. (I)	17,150	524,104

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Crocs, Inc. (I)	4,455	$46,109
Deckers Outdoor Corp. (I)	4,148	600,299
Fossil, Inc. (I)	12,016	450,600
Fuqi International, Inc. (I)(L)	561	5,189
G-III Apparel Group, Ltd. (I)	821	23,538
Hanesbrands, Inc. (I)	3,224	87,951
Iconix Brand Group, Inc. (I)	29,570	480,513
Jones Apparel Group, Inc.	21,750	427,170
K-Swiss, Inc., Class A (I)	1,407	17,545
Liz Claiborne, Inc. (I)(L)	3,204	19,641
Lululemon Athletica, Inc. (I)(L)	2,373	96,961
Maidenform Brands, Inc. (I)	19,748	456,969
Phillips-Van Heusen Corp.	1,931	105,684
Skechers U.S.A., Inc., Class A (I)	613	23,098
Steven Madden, Ltd. (I)	15,608	526,458
The Warnaco Group, Inc. (I)	10,774	458,865
True Religion Apparel, Inc. (I)	1,247	34,430
Under Armour, Inc., Class A (I)(L)	1,868	62,933
Volcom, Inc. (I)	887	17,705

		4,467,653

		32,821,261
Consumer Staples - 1.37%
Beverages - 0.17%
Boston Beer Company, Inc. (I)	527	34,808
Central European Distribution Corp. (I)	9,020	230,551
Coca-Cola Bottling Company Consolidated	145	7,215
Heckmann Corp. (I)	5,375	28,703
National Beverage Corp.	299	3,570

		304,847
Food & Staples Retailing - 0.22%
Arden Group, Inc.	65	5,788
BJ’s Wholesale Club, Inc. (I)(L)	1,882	75,412
Casey’s General Stores, Inc.	2,647	97,595
QKL Stores, Inc. (I)	19,736	102,825
Rite Aid Corp. (I)	34,609	39,800
Susser Holdings Corp. (I)	222	2,227
The Great Atlantic & Pacific Tea
Company, Inc. (I)(L)	1,451	7,821
United Natural Foods, Inc. (I)	2,128	66,074

		397,542
Food Products - 0.82%
AgFeed Industries, Inc. (I)	1,002	3,367
American Dairy, Inc. (I)(L)	565	9,571
American Italian Pasta Company, Class A (I)	1,098	42,723
Cal-Maine Foods, Inc.	362	11,718
Calavo Growers, Inc. (L)	12,533	200,152
Darling International, Inc. (I)	50,338	402,704
Diamond Foods, Inc.	1,099	45,554
Green Mountain Coffee Roasters, Inc. (I)	5,797	137,099
J & J Snack Foods Corp.	765	33,989
Pilgrim’s Pride Corp. (I)	2,785	22,224
Sanderson Farms, Inc.	398	21,830
Smart Balance, Inc. (I)	3,259	19,489
Tootsie Roll Industries, Inc. (L)	686	17,177
TreeHouse Foods, Inc. (I)	11,027	508,345
Zhongpin, Inc. (I)	1,435	17,450

		1,493,392
Personal Products - 0.15%
China Sky One Medical, Inc. (I)	563	7,128
China-Biotics, Inc. (I)	378	5,413
Herbalife, Ltd.	3,135	141,545

The accompanying notes are an integral part of the financial statements.	203

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products (continued)
NBTY, Inc. (I)	2,959	$101,316
Revlon, Inc. (I)	629	8,712
USANA Health Sciences, Inc. (I)	398	14,905

		279,019
Tobacco - 0.01%
Alliance One International, Inc. (I)(L)	4,401	18,352

		2,493,152
Energy - 7.33%
Energy Equipment & Services - 2.82%
Allis-Chalmers Energy, Inc. (I)	2,040	5,875
Atwood Oceanics, Inc. (I)	1,508	40,942
Basic Energy Services, Inc. (I)	582	4,749
Bronco Drilling Company, Inc. (I)	1,204	4,395
Cal Dive International, Inc. (I)	1,715	9,467
CARBO Ceramics, Inc.	1,022	66,123
Complete Production Services, Inc. (I)	30,969	402,907
Core Laboratories NV (L)	3,961	538,617
Dawson Geophysical Company (I)	12,220	274,706
Dril-Quip, Inc. (I)	31,454	1,532,124
Exterran Holdings, Inc. (I)(L)	3,089	78,770
Helix Energy Solutions Group, Inc. (I)	3,362	36,612
Hercules Offshore, Inc. (I)(L)	43,275	135,018
ION Geophysical Corp. (I)	3,612	19,613
Key Energy Services, Inc. (I)	33,933	324,399
Lufkin Industries, Inc.	271	21,607
Matrix Service Company (I)	1,368	13,461
Natural Gas Services Group, Inc. (I)	13,193	211,880
North American Energy Partners, Inc. (I)	42,870	417,983
Oil States International, Inc. (I)	10,148	396,178
OYO Geospace Corp. (I)	7,461	340,445
Pioneer Drilling Company (I)	1,830	10,852
RPC, Inc. (L)	1,533	17,308
Seahawk Drilling, Inc. (I)	544	6,577
Superior Energy Services, Inc. (I)	4,084	88,868
Superior Well Services, Inc. (I)(L)	1,197	18,087
T-3 Energy Services, Inc. (I)	339	9,041
Tesco Corp. (I)	1,566	17,586
TetraTechnologies, Inc. (I)	3,922	39,455
Unit Corp. (I)	736	30,095
Willbros Group, Inc. (I)	1,340	12,449

		5,126,189
Oil, Gas & Consumable Fuels - 4.51%
Alon USA Energy, Inc. (L)	562	3,794
Approach Resources, Inc. (I)	226	1,620
Arena Resources, Inc. (I)	1,999	65,727
Atlas Energy, Inc. (I)	4,067	125,589
ATP Oil & Gas Corp. (I)(L)	2,236	23,791
BPZ Resources, Inc. (I)(L)	4,189	21,448
Brigham Exploration Company (I)(L)	5,937	101,998
Cabot Oil & Gas Corp. (L)	56,900	1,973,861
Carrizo Oil & Gas, Inc. (I)(L)	16,449	291,805
Cheniere Energy, Inc. (I)(L)	2,823	7,989
China Integrated Energy, Inc. (I)	605	5,669
Clayton Williams Energy, Inc. (I)	410	18,614
Clean Energy Fuels Corp. (I)(L)	2,019	30,123
Comstock Resources, Inc. (I)	16,270	485,497
Contango Oil & Gas Company (I)	660	33,185
Delek US Holdings, Inc.	243	1,611
Denbury Resources, Inc. (I)	66,000	1,085,700
Endeavour International Corp. (I)(L)	5,926	8,119
Frontier Oil Corp.	3,538	49,214
Gastar Exploration, Ltd. (I)	2,208	9,296

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Georesources, Inc. (I)	8,220	$117,710
GMX Resources, Inc. (I)(L)	1,542	10,516
Goodrich Petroleum Corp. (I)(L)	1,269	15,533
Gran Tierra Energy, Inc. (I)	11,824	62,431
Gulfport Energy Corp. (I)	1,442	18,933
Holly Corp.	2,347	60,787
International Coal Group, Inc. (I)(L)	90,707	392,761
Magnum Hunter Resources Corp. (I)	3,247	15,748
Mariner Energy, Inc. (I)	5,292	113,143
McMoRan Exploration Company (I)	3,803	40,882
Northern Oil and Gas, Inc. (I)	2,336	33,708
Patriot Coal Corp. (I)(L)	4,017	66,963
Penn Virginia Corp.	16,610	363,593
Petroleum Development Corp. (I)	500	10,300
Resolute Energy Corp. (I)	2,073	26,099
Rex Energy Corp. (I)	212,639	2,222,078
Rosetta Resources, Inc. (I)	2,734	59,957
St. Mary Land & Exploration Company	3,264	141,135
Uranium Energy Corp. (I)(L)	2,813	7,229
Venoco, Inc. (I)	1,091	15,787
Warren Resources, Inc. (I)	3,487	10,531
Western Refining, Inc. (I)	2,769	14,565
World Fuel Services Corp. (L)	1,466	38,160

		8,203,199

		13,329,388
Financials - 6.42%
Capital Markets - 2.55%
Calamos Asset Management, Inc.	1,020	11,220
Cohen & Steers, Inc.	988	23,910
Duff & Phelps Corp.	1,064	14,353
Evercore Partners, Inc., Class A	512	16,691
Gleacher & Company, Inc. (I)	1,941	7,648
GLG Partners, Inc. (I)(L)	7,215	30,736
International Assets Holding Corp. (I)	685	11,207
KBW, Inc. (I)	1,139	28,578
LaBranche & Company, Inc. (I)	601	2,554
Lazard, Ltd., Class A	26,700	842,118
MF Global Holdings, Ltd. (I)	5,059	38,954
optionsXpress Holdings, Inc. (I)	85,749	1,376,271
Riskmetrics Group, Inc. (I)	1,810	39,150
Stifel Financial Corp. (I)	9,217	467,025
Teton Advisors, Inc., Class A (I)	1	10
TradeStation Group, Inc. (I)	677	4,813
Waddell & Reed Financial, Inc., Class A	63,800	1,710,478
Westwood Holdings Group, Inc.	297	11,034

		4,636,750
Commercial Banks - 0.67%
Cardinal Financial Corp.	1,418	14,889
Citizens & Northern Corp.	220	2,781
Danvers Bancorp, Inc.	1,101	17,429
First Citizens BancShares, Inc.	1,814	362,800
Investors Bancorp, Inc. (I)	2,676	36,554
Nara Bancorp, Inc. (I)	654	4,990
Pinnacle Financial Partners, Inc. (I)(L)	20,862	285,184
Popular, Inc. (I)	11,639	35,266
PrivateBancorp, Inc.	1,103	14,615
S&T Bancorp, Inc.	685	14,775
Signature Bank (I)	2,111	79,880
SVB Financial Group (I)	2,150	96,449
Texas Capital Bancshares, Inc. (I)	1,786	32,630
United Community Banks, Inc. (I)(L)	48,010	222,526

		1,220,768

The accompanying notes are an integral part of the financial statements.	204

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance - 0.54%
Cardtronics, Inc. (I)	844	$10,930
Cash America International, Inc.	13,248	489,514
CompuCredit Holdings Corp. (L)	522	2,391
Credit Acceptance Corp. (I)	567	27,029
Dollar Financial Corp. (I)	1,260	25,452
EZCORP, Inc., Class A (I)	2,260	41,381
First Cash Financial Services, Inc. (I)	17,238	362,515
The First Marblehead Corp. (I)(L)	1,675	4,690
World Acceptance Corp. (I)	299	10,683

		974,585
Diversified Financial Services - 0.47%
Asset Acceptance Capital Corp. (I)	515	3,044
Encore Capital Group, Inc. (I)	26,617	556,295
Interactive Brokers Group, Inc., Class A (I)	1,929	32,349
Life Partners Holdings, Inc.	135	2,730
MSCI, Inc. (I)	5,459	161,859
NewStar Financial, Inc. (I)	1,533	10,624
PICO Holdings, Inc. (I)	1,056	35,154
Portfolio Recovery Associates, Inc. (I)	872	59,697

		861,752
Insurance - 1.34%
Ambac Financial Group, Inc. (I)(L)	14,949	17,939
Argo Group International Holdings, Ltd.	4,770	144,149
Citizens, Inc., Class A (I)(L)	804	5,483
Crawford & Company (I)	374	1,021
Crawford & Company, Class B (I)	720	2,419
eHealth, Inc. (I)	1,153	15,266
Greenlight Capital Re, Ltd., Class A (I)	1,563	37,950
Hilltop Holdings, Inc. (I)	771	8,180
MBIA, Inc. (I)	2,980	22,201
Universal Insurance Holdings, Inc.	587	2,777
Willis Group Holdings PLC	71,200	2,180,144

		2,437,529
Real Estate Investment Trusts - 0.30%
Alexander’s, Inc. (I)	119	38,600
Apartment Investment & Management
Company, Class A	2,132	43,983
Cousins Properties, Inc.	2,361	18,203
CreXus Investment Corp.	248	3,231
DuPont Fabros Technology, Inc.	2,971	75,879
Equity Lifestyle Properties, Inc.	1,499	77,648
Extra Space Storage, Inc.	1,500	22,560
First Industrial Realty Trust, Inc. (I)	1,010	6,757
LaSalle Hotel Properties	1,257	28,283
NorthStar Realty Finance Corp. (L)	2,547	8,023
Parkway Properties, Inc.	394	6,639
Pebblebrook Hotel Trust (I)	352	7,223
PS Business Parks, Inc.	355	19,138
Retail Opportunity Investments Corp.	1,087	10,500
Saul Centers, Inc.	245	9,396
Sun Communities, Inc.	571	16,890
Sunstone Hotel Investors, Inc. (I)	3,316	36,575
Taubman Centers, Inc.	2,825	114,384

		543,912
Real Estate Management & Development - 0.15%
Altisource Portfolio Solutions SA (I)	875	23,459
Consolidated-Tomoka Land Company	183	5,444
Forest City Enterprises, Inc., Class A (I)(L)	4,071	53,981
Forestar Group, Inc. (I)	887	16,276
Jones Lang LaSalle, Inc.	2,181	162,746
Tejon Ranch Company (I)	619	15,166

		277,072

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 0.40%
Beneficial Mutual Bancorp, Inc. (I)	1,708	$17,609
Federal Home Loan Mortgage Corp. (I)(L)	33,706	41,795
Federal National Mortgage Association (I)(L)	58,061	56,900
Provident Financial Services, Inc. (L)	16,950	209,502
Roma Financial Corp.	198	2,287
ViewPoint Financial Group	580	9,210
Washington Federal, Inc.	22,050	381,024

		718,327

		11,670,695
Health Care - 16.23%
Biotechnology - 2.64%
Acorda Therapeutics, Inc. (I)	1,985	68,244
Affymax, Inc. (I)	965	21,230
Alexion Pharmaceuticals, Inc. (I)	5,203	260,306
Alkermes, Inc. (I)	4,911	55,764
Allos Therapeutics, Inc. (I)(L)	4,054	29,027
Alnylam Pharmaceuticals, Inc. (I)(L)	25,294	399,645
AMAG Pharmaceuticals, Inc. (I)	710	22,606
Arena Pharmaceuticals, Inc. (I)(L)	4,823	14,855
Arqule, Inc. (I)	1,434	8,762
BioMarin Pharmaceutical, Inc. (I)(L)	5,259	102,656
BioSpecifics Technologies Corp. (I)	229	5,544
BioTime, Inc. (I)	963	6,260
Celera Corp. (I)	4,257	30,097
Cell Therapeutics, Inc. (I)(L)	32,026	11,533
Cepheid, Inc. (I)(L)	3,066	54,820
China Biologic Products, Inc. (I)	489	6,303
Clinical Data, Inc. (I)	537	8,844
Cubist Pharmaceuticals, Inc. (I)	3,024	65,016
Dyax Corp. (I)	4,696	12,350
Emergent Biosolutions, Inc. (I)	1,042	16,412
Enzon Pharmaceuticals, Inc. (I)(L)	2,354	25,188
Exelixis, Inc. (I)	5,582	28,915
Genomic Health, Inc. (I)	744	11,160
Geron Corp. (I)(L)	3,294	17,392
Halozyme Therapeutics, Inc. (I)(L)	3,812	27,942
Idenix Pharmaceuticals, Inc. (I)	1,228	4,801
Immunogen, Inc. (I)	2,244	19,882
Incyte Corp. (I)(L)	6,163	79,441
InterMune, Inc. (I)	1,665	15,052
Isis Pharmaceuticals, Inc. (I)(L)	4,860	44,712
Lexicon Pharmaceuticals, Inc. (I)	7,087	10,418
Ligand Pharmaceuticals, Inc., Class B (I)	3,557	5,478
Mannkind Corp. (I)(L)	3,526	19,605
Martek Biosciences Corp. (I)(L)	1,731	32,179
Maxygen, Inc. (I)	1,431	8,858
Medivation, Inc. (I)	1,656	19,408
Metabolix, Inc. (I)	836	12,122
Micromet, Inc. (I)	3,088	18,806
Momenta Pharmaceuticals, Inc. (I)	1,282	17,012
Nabi Biopharmaceuticals (I)	2,573	14,049
NPS Pharmaceuticals, Inc. (I)	2,990	19,704
Onyx Pharmaceuticals, Inc. (I)	17,605	392,415
Opko Health, Inc. (I)	3,429	6,789
Orexigen Therapeutics, Inc. (I)	1,192	6,484
OSI Pharmaceuticals, Inc. (I)(L)	3,032	173,976
Osiris Therapeutics, Inc. (I)	852	5,223
PDL BioPharma, Inc. (L)	3,109	16,695
Pharmasset, Inc. (I)	1,652	48,668
Progenics Pharmaceuticals, Inc. (I)	1,646	8,362
Protalix BioTherapeutics, Inc. (I)(L)	1,501	9,111
Regeneron Pharmaceuticals, Inc. (I)	3,098	88,510
Rigel Pharmaceuticals, Inc. (I)	1,751	11,417

The accompanying notes are an integral part of the financial statements.	205

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Sangamo Biosciences, Inc. (I)	2,101	$9,560
Savient Pharmaceuticals, Inc. (I)	2,252	27,114
Seattle Genetics, Inc. (I)	4,443	58,781
SIGA Technologies, Inc. (I)(L)	1,797	12,489
Talecris Biotherapeutics Holdings Corp. (I)	3,188	52,857
Targacept, Inc. (I)	1,008	23,184
Theravance, Inc. (I)(L)	20,602	261,851
United Therapeutics Corp. (I)(L)	37,598	1,925,770
Zymogenetics, Inc. (I)	2,809	13,062

		4,804,716
Health Care Equipment & Supplies - 6.33%
Abaxis, Inc. (I)(L)	1,148	25,841
ABIOMED, Inc. (I)	1,657	16,156
Accuray, Inc. (I)	2,553	15,573
AGA Medical Holdings, Inc. (I)	781	10,981
Align Technology, Inc. (I)(L)	2,936	43,805
Alphatec Holdings, Inc. (I)	50,977	271,707
American Medical Systems
Holdings, Inc. (I)(L)	22,986	518,564
AngioDynamics, Inc. (I)	21,930	323,906
Atrion Corp.	1,892	257,974
ATS Medical, Inc. (I)	2,623	10,387
Beckman Coulter, Inc.	24,500	1,407,280
Cantel Medical Corp.	740	12,684
Conceptus, Inc. (I)(L)	1,518	25,335
CONMED Corp. (I)	51,500	1,001,160
CryoLife, Inc. (I)	1,407	7,288
Cyberonics, Inc. (I)	1,445	25,374
Cynosure, Inc. (I)	508	5,745
DexCom, Inc. (I)	2,445	25,746
ev3, Inc. (I)	30,416	575,471
Exactech, Inc. (I)	433	7,504
Greatbatch, Inc. (I)	422	8,896
Haemonetics Corp. (I)	10,607	572,142
ICU Medical, Inc. (I)	7,463	237,473
Immucor, Inc. (I)	23,743	466,313
Insulet Corp. (I)	1,721	25,075
Integra LifeSciences Holdings Corp. (I)	8,520	335,688
Invacare Corp.	15,950	381,046
IRIS International, Inc. (I)	938	9,755
Kensey Nash Corp. (I)	512	11,827
MAKO Surgical Corp. (I)	962	12,670
Masimo Corp. (L)	2,713	60,066
MELA Sciences, Inc. (I)	1,099	8,286
Meridian Bioscience, Inc.	739	12,918
Merit Medical Systems, Inc. (I)	1,387	21,207
Micrus Endovascular Corp. (I)	10,636	183,790
Natus Medical, Inc. (I)	1,477	24,444
Neogen Corp. (I)	1,111	28,564
NuVasive, Inc. (I)(L)	2,019	79,286
NxStage Medical, Inc. (I)	1,338	18,719
OraSure Technologies, Inc. (I)	1,133	5,121
Orthofix International NV (I)	891	28,414
Orthovita, Inc. (I)	3,380	10,495
Palomar Medical Technologies, Inc. (I)	892	9,607
Quidel Corp. (I)	1,277	14,941
Sirona Dental Systems, Inc. (I)	15,949	564,276
Somanetics Corp. (I)	621	11,190
SonoSite, Inc. (I)(L)	755	21,963
St. Jude Medical, Inc. (I)	35,900	1,340,506
Stereotaxis, Inc. (I)(L)	2,089	7,771
SurModics, Inc. (I)	816	13,880
Symmetry Medical, Inc. (I)	1,862	20,277
Synovis Life Technologies, Inc. (I)	29,804	434,542

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
The Cooper Companies, Inc. (L)	44,300	$1,632,898
Thoratec Corp. (I)(L)	2,819	123,670
TomoTherapy, Inc. (I)	2,235	7,040
Volcano Corp. (I)	2,279	50,571
West Pharmaceutical Services, Inc.	1,721	67,721
Wright Medical Group, Inc. (I)	2,016	33,123
Zoll Medical Corp. (I)	1,110	32,246

		11,516,898
Health Care Providers & Services - 2.31%
Air Methods Corp. (I)	8,830	290,772
Alliance HealthCare Services, Inc. (I)	1,479	8,223
Almost Family, Inc. (I)	428	15,566
Amedisys, Inc. (I)(L)	1,471	73,138
AMERIGROUP Corp. (I)	1,329	47,738
AMN Healthcare Services, Inc. (I)	595	4,950
Bio Reference Labs, Inc. (I)	18,787	429,659
Brookdale Senior Living, Inc. (I)	2,824	49,674
CardioNet, Inc. (I)	1,184	9,140
Catalyst Health Solutions, Inc. (I)	1,959	75,010
Centene Corp. (I)	935	21,337
Chemed Corp. (L)	1,182	67,268
Clarient, Inc. (I)	2,648	8,023
Corvel Corp. (I)	377	13,372
Emdeon, Inc., Class A (I)	1,650	22,308
Emergency Medical Services
Corp., Class A (I)	5,768	308,992
Emeritus Corp. (I)(L)	795	16,131
Genoptix, Inc. (I)	12,343	329,064
Gentiva Health Services, Inc. (I)	946	26,138
Hanger Orthopedic Group, Inc. (I)	14,640	249,612
Healthsouth Corp. (I)	4,850	96,321
Healthways, Inc. (I)	1,760	24,957
HMS Holdings Corp. (I)	1,406	76,290
inVentiv Health, Inc. (I)	553	13,814
IPC The Hospitalist Company, Inc. (I)	843	24,675
Landauer, Inc.	170	10,356
LHC Group, Inc. (I)	815	25,102
Magellan Health Services, Inc. (I)	7,848	319,335
MWI Veterinary Supply, Inc. (I)	603	29,553
PharMerica Corp. (I)	1,592	26,109
PSS World Medical, Inc. (I)	3,062	70,150
Psychiatric Solutions, Inc. (I)(L)	2,779	89,984
RehabCare Group, Inc. (I)	15,433	448,946
Sunrise Senior Living, Inc. (I)	2,609	11,140
Tenet Healthcare Corp. (I)	25,018	143,103
The Ensign Group, Inc.	14,155	258,046
US Physical Therapy, Inc. (I)	19,154	319,680
VCA Antech, Inc. (I)	4,232	110,286
WellCare Health Plans, Inc. (I)	1,431	39,009

		4,202,971
Health Care Technology - 0.75%
Allscripts-Misys Healthcare
Solutions, Inc. (I)(L)	3,417	64,274
athenahealth, Inc. (I)	1,664	41,201
Eclipsys Corp. (I)	2,974	56,967
MedAssets, Inc. (I)	2,212	50,190
Medidata Solutions, Inc. (I)	887	12,462
Omnicell, Inc. (I)	27,870	365,097
Phase Forward, Inc. (I)	2,266	38,137
Quality Systems, Inc.	9,604	567,020
SXC Health Solutions Corp. (I)	2,013	148,076
Vital Images, Inc. (I)	708	9,714

		1,353,138

The accompanying notes are an integral part of the financial statements.	206

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services - 1.82%
Affymetrix, Inc. (I)	1,294	$8,476
Albany Molecular Research, Inc. (I)	748	4,802
Bruker Corp. (I)	43,432	553,107
Dionex Corp. (I)	919	72,371
Enzo Biochem, Inc. (I)	1,778	9,441
eResearch Technology, Inc. (I)	2,519	20,001
ICON PLC, SADR (I)	14,980	416,744
Illumina, Inc. (I)(L)	41,190	1,731,628
Kendle International, Inc. (I)	478	6,740
Luminex Corp. (I)	1,958	33,541
Parexel International Corp. (I)	19,350	431,602
Sequenom, Inc. (I)(L)	3,048	18,684

		3,307,137
Pharmaceuticals - 2.38%
Akorn, Inc. (I)	1,832	5,294
Ardea Biosciences, Inc. (I)	978	24,479
Auxilium Pharmaceuticals, Inc. (I)(L)	2,457	70,712
Cadence Pharmaceuticals, Inc. (I)(L)	937	7,430
Caraco Pharmaceutical Laboratories, Ltd. (I)	508	2,672
Cardiome Pharma, Corp. (I)	2,087	17,635
Cypress Biosciences, Inc. (I)	1,992	8,207
Durect Corp. (I)	4,056	10,302
Impax Laboratories, Inc. (I)	25,001	526,896
Inspire Pharmaceuticals, Inc. (I)	3,209	18,243
MAP Pharmaceuticals, Inc. (I)	752	11,220
Medicis Pharmaceutical Corp., Class A	26,053	604,169
Nektar Therapeutics (I)	38,068	465,572
Obagi Medical Products, Inc. (I)	797	10,130
Oculus Innovative Sciences, Inc. (I)(L)	22,130	44,260
Pain Therapeutics, Inc. (I)	1,867	10,903
Par Pharmaceutical Companies, Inc. (I)	22,417	622,296
POZEN, Inc. (I)(L)	1,240	9,523
Questcor Pharmaceuticals, Inc. (I)	3,169	30,010
Salix Pharmaceuticals, Ltd. (I)	19,557	702,683
Sucampo Pharmaceuticals, Inc. (I)	407	1,559
The Medicines Company (I)	2,749	23,105
Valeant Pharmaceuticals International (I)(L)	4,057	188,569
Viropharma, Inc. (I)	4,029	49,033
Vivus, Inc. (I)(L)	67,916	859,817
XenoPort, Inc. (I)	926	9,195

		4,333,914

		29,518,774
Industrials - 19.23%
Aerospace & Defense - 2.66%
AAR Corp. (I)(L)	1,316	25,925
Aerovironment, Inc. (I)(L)	784	19,631
American Science & Engineering, Inc.	468	32,793
BE Aerospace, Inc. (I)	69,900	1,895,688
Cubic Corp.	834	30,341
DigitalGlobe, Inc. (I)	1,412	39,494
DynCorp International, Inc. (I)	1,903	32,560
Esterline Technologies Corp. (I)	7,602	407,923
GenCorp, Inc. (I)(L)	2,596	13,499
GeoEye, Inc. (I)	14,300	454,311
HEICO Corp.	442	17,631
HEICO Corp., Class A	918	27,549
Hexcel Corp. (I)	5,041	80,505
Orbital Sciences Corp., Class A (I)	98,161	1,557,815
Stanley, Inc. (I)	779	28,776
Taser International, Inc. (I)(L)	3,060	13,678
Teledyne Technologies, Inc. (I)	937	36,833

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
TransDigm Group, Inc.	2,422	$127,785

		4,842,737
Air Freight & Logistics - 1.24%
Forward Air Corp.	1,506	41,219
HUB Group, Inc., Class A (I)	69,157	2,116,204
Pacer International, Inc. (I)	1,814	14,766
UTI Worldwide, Inc.	5,224	75,487

		2,247,676
Airlines - 0.40%
AirTran Holdings, Inc. (I)(L)	75,750	427,230
Allegiant Travel Company (I)	723	39,975
Hawaiian Holdings, Inc. (I)	1,741	12,396
UAL Corp. (I)(L)	8,706	174,207
US Airways Group, Inc. (I)	8,377	73,969

		727,777
Building Products - 0.81%
A.O. Smith Corp.	29,700	1,384,614
AAON, Inc.	671	16,560
American Woodmark Corp.	167	4,103
Gibraltar Industries, Inc. (I)	495	6,494
Simpson Manufacturing Company, Inc.	719	21,009
Trex Company, Inc. (I)	680	15,463
USG Corp. (I)(L)	1,807	31,659

		1,479,902
Commercial Services & Supplies - 1.34%
ACCO Brands Corp. (I)	992	7,004
APAC Customer Services, Inc. (I)	59,338	383,917
ATC Technology Corp. (I)	364	6,807
Bowne & Company, Inc.	796	8,812
Cenveo, Inc. (I)	2,901	21,409
Clean Harbors, Inc. (I)	1,227	77,780
Consolidated Graphics, Inc. (I)	11,660	535,660
Cornell Companies, Inc. (I)	740	20,010
Corrections Corp. of America (I)	6,032	120,037
EnerNOC, Inc. (I)(L)	873	24,531
Fuel Tech, Inc. (I)	879	5,388
Healthcare Services Group, Inc.	2,005	40,321
Herman Miller, Inc.	2,762	53,113
Innerworkings, Inc. (I)	1,422	9,854
Interface, Inc., Class A	2,495	29,404
KAR Auction Services, Inc. (I)	1,399	19,502
Knoll, Inc.	2,440	36,088
M&F Worldwide Corp. (I)	302	9,413
Metalico, Inc. (I)	2,052	10,178
Mobile Mini, Inc. (I)	1,887	30,192
Rino International Corp. (I)	290	3,744
Rollins, Inc.	2,325	49,430
Standard Parking Corp. (I)	718	11,136
Steelcase, Inc. Class A	3,871	32,439
SYKES Enterprises, Inc. (I)	2,094	36,142
Team, Inc. (I)	936	14,077
Tetra Tech, Inc. (I)	3,206	72,664
The Geo Group, Inc. (I)	2,685	56,654
United Stationers, Inc. (I)	1,248	72,908
Viad Corp.	534	12,367
Waste Connections, Inc. (I)	18,049	635,505

		2,446,486
Construction & Engineering - 2.71%
Argan, Inc. (I)	388	4,179
Chicago Bridge & Iron Company NV (I)	134,600	2,674,502
EMCOR Group, Inc. (I)	1,722	42,998

The accompanying notes are an integral part of the financial statements.	207

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Furmanite Corp. (I)	1,811	$8,874
Great Lakes Dredge & Dock Corp.	1,878	10,939
Insituform Technologies, Inc., Class A (I)	2,022	41,370
MasTec, Inc. (I)(L)	155,455	1,807,942
Michael Baker Corp. (I)	416	15,084
Northwest Pipe Company (I)	168	3,451
Orion Marine Group, Inc. (I)	20,809	316,297

		4,925,636
Electrical Equipment - 2.35%
A123 Systems, Inc. (I)	3,508	31,923
Acuity Brands, Inc. (L)	2,258	92,872
American Superconductor Corp. (I)(L)	2,212	67,820
AZZ, Inc.	642	23,703
Baldor Electric Company	806	28,960
Belden, Inc.	67,500	1,748,250
Broadwind Energy, Inc. (I)	2,773	6,128
Capstone Turbine Corp. (I)(L)	177,185	203,763
Ener1, Inc. (I)(L)	2,519	8,766
Energy Conversion Devices, Inc. (I)(L)	2,381	13,226
EnerSys, Inc. (I)	21,515	484,088
Evergreen Solar, Inc. (I)(L)	5,143	4,886
Fuelcell Energy, Inc. (I)(L)	3,946	8,484
Fushi Copperweld, Inc. (I)	858	8,529
GrafTech International, Ltd. (I)	25,844	429,269
Harbin Electric, Inc. (I)(L)	16,295	323,293
II-VI, Inc. (I)	16,470	552,074
Polypore International, Inc. (I)	634	12,940
Powell Industries, Inc. (I)	420	12,346
Thomas & Betts Corp. (I)	2,736	104,898
Valence Technology, Inc. (I)(L)	3,348	3,147
Vicor Corp. (I)	1,087	13,261
Woodward Governor Company	3,023	86,760

		4,269,386
Industrial Conglomerates - 0.03%
Raven Industries, Inc.	843	29,859
Standex International Corp.	648	16,854
Tredegar Industries, Inc.	462	7,614

		54,327
Machinery - 2.84%
3D Systems Corp. (I)	1,010	13,898
Actuant Corp., Class A	3,529	71,356
ArvinMeritor, Inc. (I)(L)	4,529	65,852
Astec Industries, Inc. (I)	997	29,780
Badger Meter, Inc. (L)	739	29,242
Barnes Group, Inc.	1,578	29,540
Blount International, Inc. (I)	1,053	11,236
China Fire & Security Group, Inc. (I)(L)	431	5,280
CLARCOR, Inc.	2,622	95,074
Columbus McKinnon Corp. (I)	22,260	364,619
Duoyuan Printing Inc. (I)	199	1,692
Dynamic Materials Corp.	670	10,660
Energy Recovery, Inc. (I)	1,563	5,596
EnPro Industries, Inc. (I)	13,826	436,625
ESCO Technologies, Inc.	1,375	35,984
Force Protection, Inc. (I)	3,638	16,171
Gardner Denver, Inc.	2,714	123,596
Graco, Inc.	3,124	99,000
Greenbrier Companies, Inc. (I)	499	7,141
IDEX Corp.	4,203	128,360
John Bean Technologies Corp.	1,435	24,668
Kadant, Inc. (I)	638	12,460
L.B. Foster Company (I)	528	14,821
Lindsay Corp.	649	22,176

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Middleby Corp. (I)	916	$51,580
Mueller Industries, Inc.	978	25,927
NACCO Industries, Inc., Class A	170	14,375
Navistar International Corp. (I)	18,900	1,024,002
Oshkosh Corp. (I)	4,655	165,392
RBC Bearings, Inc. (I)	734	20,552
Robbins & Myers, Inc.	1,455	32,141
Sauer-Danfoss, Inc. (I)	408	5,843
Sun Hydraulics, Inc.	660	17,186
Tennant Company	880	29,471
The Gorman-Rupp Company	782	22,170
The Manitowoc Company, Inc.	3,399	40,550
The Toro Company	1,771	94,731
Valmont Industries, Inc.	1,094	86,667
WABCO Holdings, Inc. (I)	58,332	1,773,293
Wabtec Corp. (L)	2,476	107,335

		5,166,042
Marine - 0.07%
American Commercial Lines, Inc. (I)	248	5,054
Genco Shipping & Trading, Ltd. (I)	521	9,915
Kirby Corp. (I)(L)	2,668	105,199

		120,168
Professional Services - 1.48%
Administaff, Inc.	1,216	29,342
CBIZ, Inc. (I)	1,580	10,428
CoStar Group, Inc. (I)	1,016	41,422
Exponent, Inc. (I)	710	19,518
FTI Consulting, Inc. (I)(L)	11,057	472,797
Heidrick & Struggles International, Inc.	10,092	233,630
Hill International, Inc. (I)	853	4,026
Huron Consulting Group, Inc. (I)	1,071	25,083
ICF International, Inc. (I)	880	19,738
Kforce, Inc. (I)	29,512	399,002
Korn/Ferry International (I)	1,190	16,636
Mistras Group, Inc. (I)	623	7,439
Navigant Consulting Company (I)	2,600	31,512
Resources Connection, Inc. (I)	2,412	38,930
SFN Group, Inc. (I)	2,682	20,544
The Advisory Board Company (I)	10,337	383,709
The Corporate Executive Board Company	1,775	57,492
The Dolan Company (I)	19,512	239,998
Towers Watson & Company	2,440	112,240
TrueBlue, Inc. (I)	28,186	374,592
VSE Corp.	4,213	161,400

		2,699,478
Road & Rail - 2.11%
Arkansas Best Corp.	437	10,221
Avis Budget Group, Inc. (I)(L)	3,447	40,847
Celadon Group, Inc. (I)	33,436	455,398
Dollar Thrifty Automotive Group, Inc. (I)	840	39,228
Genesee & Wyoming, Inc., Class A (I)	2,003	72,088
Heartland Express, Inc. (L)	2,828	43,961
Knight Transportation, Inc.	3,248	64,570
Landstar System, Inc.	50,813	2,131,097
Marten Transport, Ltd. (I)	16,338	363,847
Old Dominion Freight Lines, Inc. (I)	16,024	571,095
Patriot Transportation Holding, Inc. (I)	33	2,782
RailAmerica, Inc. (I)	1,271	14,197
Saia, Inc. (I)	824	12,335
Universal Truckload Services, Inc. (I)	116	2,008
YRC Worldwide, Inc. (I)	53,083	18,855

		3,842,529

The accompanying notes are an integral part of the financial statements.	208

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 1.19%
Beacon Roofing Supply, Inc. (I)	2,359	$49,539
H&E Equipment Services, Inc. (I)	1,452	14,505
Houston Wire & Cable Company (L)	871	9,990
Kaman Corp., Class A	468	11,461
RSC Holdings, Inc. (I)	2,686	19,635
Titan Machinery, Inc. (I)	451	5,845
United Rentals, Inc. (I)	3,128	38,005
Watsco, Inc. (L)	34,300	2,008,265

		2,157,245

		34,979,389
Information Technology - 20.93%
Communications Equipment - 3.11%
Acme Packet, Inc. (I)	20,918	613,107
ADTRAN, Inc. (L)	2,892	79,328
Anaren, Inc. (I)	367	5,296
Arris Group, Inc. (I)	3,268	35,850
Aruba Networks, Inc. (I)	3,703	49,620
Bel Fuse, Inc.	31	521
Bel Fuse, Inc., Class B	222	3,912
BigBand Networks, Inc. (I)	2,245	6,398
Blue Coat Systems, Inc. (I)	18,908	405,955
Ciena Corp. (I)(L)	4,814	74,954
CommScope, Inc. (I)	64,503	1,818,985
Comtech Telecommunications Corp. (I)(L)	1,469	42,322
DG Fastchannel, Inc. (I)	9,792	415,866
Digi International, Inc. (I)	1,223	11,301
EMS Technologies, Inc. (I)	397	6,169
Emulex Corp. (I)	38,770	406,310
Extreme Networks, Inc. (I)	1,547	4,424
Finisar Corp. (I)	3,469	52,729
Harmonic, Inc. (I)	4,997	28,933
Hughes Communications, Inc. (I)	506	13,141
Infinera Corp. (I)	4,571	32,180
InterDigital, Inc. (I)(L)	2,266	59,143
Ixia (I)	1,803	18,030
JDS Uniphase Corp. (I)(L)	11,397	131,066
NETGEAR, Inc. (I)	21,398	485,949
Oclaro, Inc. (I)	2,520	33,566
Oplink Communications, Inc. (I)	23,581	337,680
OpNext, Inc. (I)	1,656	3,312
Palm, Inc. (I)	8,278	47,185
Plantronics, Inc.	2,509	75,119
Polycom, Inc. (I)	4,376	131,411
Powerwave Technologies, Inc. (I)(L)	6,895	11,377
RADWARE, Ltd., ADR (I)	2,037	38,520
Riverbed Technology, Inc. (I)	3,102	82,916
Seachange International, Inc. (I)	1,454	12,141
ShoreTel, Inc. (I)	1,518	8,091
Sonus Networks, Inc. (I)	5,354	13,920
Viasat, Inc. (I)	1,833	58,894

		5,655,621
Computers & Peripherals - 1.42%
3PAR, Inc. (I)(L)	1,453	15,445
Adaptec, Inc. (I)	4,067	11,794
Compellent Technologies, Inc. (I)	1,131	14,545
Cray, Inc. (I)	36,966	175,958
Hypercom Corp. (I)	42,496	206,106
Intermec, Inc. (I)	2,566	28,329
Intevac, Inc. (I)	1,155	13,294
Isilon Systems, Inc. (I)	26,661	364,189
Netezza Corp. (I)	2,531	32,979
Novatel Wireless, Inc. (I)	36,875	226,781
QLogic Corp. (I)	5,924	107,343

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Quantum Corp. (I)	10,583	$24,870
Silicon Graphics International Corp. (I)	526	4,292
STEC, Inc. (I)(L)	23,651	285,704
Stratasys, Inc. (I)	1,000	23,260
Super Micro Computer, Inc. (I)	1,307	17,971
Synaptics, Inc. (I)(L)	1,743	52,151
Western Digital Corp. (I)	28,300	985,123

		2,590,134
Electronic Equipment, Instruments & Components - 1.27%
Anixter International, Inc. (I)	1,492	70,870
Checkpoint Systems, Inc. (I)	2,033	40,477
China Security & Surveillance
Technology, Inc. (I)(L)	1,723	8,064
Cogent, Inc. (I)	2,566	22,889
Cognex Corp.	1,958	37,378
Coherent, Inc. (I)	1,293	45,643
Comverge, Inc. (I)(L)	1,221	11,648
Daktronics, Inc.	1,815	15,282
DTS, Inc. (I)	911	30,090
Echelon Corp. (I)(L)	1,598	13,599
Electro Scientific Industries, Inc. (I)	501	6,438
FARO Technologies, Inc. (I)	796	19,032
ICx Technologies, Inc. (I)	628	4,170
Insight Enterprises, Inc. (I)	76,900	1,118,126
IPG Photonics Corp. (I)	1,311	22,051
Itron, Inc. (I)	2,089	139,253
L-1 Identity Solutions, Inc. (I)	4,319	32,133
Maxwell Technologies, Inc. (I)(L)	16,102	190,809
Methode Electronics, Inc.	975	9,896
Multi-Fineline Electronix, Inc. (I)	528	13,955
National Instruments Corp.	3,055	98,340
OSI Systems, Inc. (I)	838	22,014
Plexus Corp. (I)	2,068	70,415
Power-One, Inc. (I)(L)	8,494	66,338
Rofin-Sinar Technologies, Inc. (I)	1,513	36,115
Rogers Corp. (I)	287	8,197
Sanmina-SCI Corp. (I)	1,434	21,869
Scansource, Inc. (I)	1,383	35,654
TTM Technologies, Inc. (I)	1,460	16,892
Universal Display Corp. (I)(L)	1,624	25,156
Vishay Intertechnology, Inc. (I)	5,823	52,698

		2,305,491
Internet Software & Services - 3.25%
Archipelago Learning, Inc. (I)	326	4,730
Art Technology Group, Inc. (I)	7,927	29,647
comScore, Inc. (I)	1,102	16,949
Constant Contact, Inc. (I)	1,401	30,065
DealerTrack Holdings, Inc. (I)	1,979	31,723
Dice Holdings, Inc. (I)	974	7,714
Digital River, Inc. (I)	2,010	55,355
DivX, Inc. (I)	1,616	11,668
Equinix, Inc. (I)(L)	27,800	2,557,878
GigaMedia, Ltd. (I)	25,574	64,446
GSI Commerce, Inc. (I)	2,817	79,327
InfoSpace, Inc. (I)	49,821	410,027
Internap Network Services Corp. (I)	2,376	12,165
Internet Brands, Inc., Class A (I)	1,315	13,663
Internet Capital Group, Inc. (I)	1,909	15,883
J2 Global Communications, Inc. (I)	2,349	54,356
Limelight Networks, Inc. (I)	2,201	9,552
Liquidity Services, Inc. (I)	776	10,290
LivePerson, Inc. (I)	23,971	154,853
LogMeIn, Inc. (I)	704	17,924

The accompanying notes are an integral part of the financial statements.	209

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
LoopNet, Inc. (I)	1,527	$16,736
MercadoLibre, Inc. (I)	1,377	71,425
Monster Worldwide, Inc. (I)	6,205	91,772
Move, Inc. (I)	8,097	17,004
NIC, Inc.	46,506	302,289
Open Text Corp. (I)	8,862	377,521
OpenTable, Inc. (I)	698	28,848
Perficient, Inc. (I)	757	8,077
Rackspace Hosting, Inc. (I)	4,830	85,008
RealNetworks, Inc. (I)	4,556	16,402
SAVVIS, Inc. (I)	1,837	34,453
Sohu.com, Inc. (I)(L)	1,571	69,438
Stamps.com, Inc. (I)	604	6,330
Terremark Worldwide, Inc. (I)	2,196	16,492
The Knot, Inc. (I)	1,489	11,138
United Online, Inc.	26,103	177,892
ValueClick, Inc. (I)	48,925	568,998
VistaPrint NV (I)	2,258	105,426
Vocus, Inc. (I)	957	14,987
Web.com Group, Inc. (I)	45,670	173,089
WebMD Health Corp. (I)	2,633	119,880

		5,901,420
IT Services - 1.96%
Acxiom Corp. (I)	3,909	68,056
Alliance Data Systems Corp. (I)(L)	22,100	1,561,586
Cass Information Systems, Inc.	390	12,371
China Information Security
Technology, Inc. (I)(L)	1,558	8,257
CSG Systems International, Inc. (I)	24,509	502,925
Cybersource Corp. (I)	3,486	89,555
Echo Global Logistics, Inc. (I)	565	7,413
Euronet Worldwide, Inc. (I)	2,376	31,244
Exlservice Holdings, Inc. (I)	753	12,515
Forrester Research, Inc. (I)	817	25,629
Gartner, Inc., Class A (I)	3,990	98,753
Genpact, Ltd. (I)	5,108	86,274
Global Cash Access Holdings, Inc. (I)	2,927	23,387
Heartland Payment Systems, Inc.	1,951	32,055
iGate Corp.	1,581	18,466
infoGROUP, Inc. (I)	1,271	10,060
ManTech International Corp. (I)	1,164	53,812
MAXIMUS, Inc.	904	54,150
NCI, Inc. (I)	388	8,513
NeuStar, Inc., Class A (I)	3,873	82,843
RightNow Technologies, Inc. (I)	1,241	18,057
Sapient Corp.	5,536	56,190
SRA International, Inc., Class A (I)	2,276	49,093
Syntel, Inc.	1,296	43,338
TeleTech Holdings, Inc. (I)	1,606	20,766
TNS, Inc. (I)	869	16,711
Unisys Corp. (I)	2,198	50,994
VeriFone Holdings, Inc. (I)(L)	4,415	89,095
Wright Express Corp. (I)	14,028	440,479

		3,572,587
Office Electronics - 0.05%
Zebra Technologies Corp., Class A (I)	3,009	82,748
Semiconductors & Semiconductor Equipment - 4.17%
Actel Corp. (I)	476	6,716
Advanced Analogic Technologies, Inc. (I)	1,378	4,768
Advanced Energy Industries, Inc. (I)	929	11,482
Amkor Technology, Inc. (I)(L)	5,715	38,919
Anadigics, Inc. (I)	45,189	183,919
Applied Micro Circuits Corp. (I)	3,416	37,661

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Atheros Communications, Inc. (I)(L)	8,674	$294,916
Atmel Corp. (I)	23,588	120,417
ATMI, Inc. (I)	1,066	17,269
Cabot Microelectronics Corp. (I)	1,226	44,994
Cavium Networks, Inc. (I)	1,816	48,269
Cirrus Logic, Inc. (I)	3,234	45,971
Conexant Systems, Inc. (I)	4,110	11,672
Cymer, Inc. (I)	35,483	1,074,070
Cypress Semiconductor Corp. (I)	7,874	89,685
Diodes, Inc. (I)	1,819	35,943
Entegris, Inc. (I)	4,419	23,863
Entropic Communications, Inc. (I)	14,890	79,513
Exar Corp. (I)	676	4,732
Fairchild Semiconductor International, Inc. (I)	35,630	356,300
FEI Company (I)	1,970	40,779
FormFactor, Inc. (I)	1,233	15,869
GT Solar International, Inc. (I)	3,362	18,357
Hittite Microwave Corp. (I)	1,257	57,483
Integrated Device Technology, Inc. (I)	3,018	17,625
International Rectifier Corp. (I)	1,294	27,122
IXYS Corp. (I)	1,220	11,370
Kopin Corp. (I)	3,444	12,330
Kulicke & Soffa Industries, Inc. (I)	1,206	8,394
Lattice Semiconductor Corp. (I)	2,098	10,406
Mattson Technology, Inc. (I)	43,565	184,280
Micrel, Inc.	793	8,806
Microsemi Corp. (I)	34,542	534,710
MKS Instruments, Inc. (I)	2,446	48,578
Monolithic Power Systems, Inc. (I)	79,840	1,532,130
Netlogic Microsystems, Inc. (I)(L)	2,879	82,829
NVE Corp. (I)(L)	8,954	416,271
O2Micro International, Ltd. (I)	61,973	395,388
Pericom Semiconductor Corp. (I)	1,330	13,167
PMC-Sierra, Inc. (I)	57,029	461,935
Power Integrations, Inc.	1,432	48,659
Rambus, Inc. (I)	3,007	70,484
Rubicon Technology, Inc. (I)	678	18,428
Rudolph Technologies, Inc. (I)	995	8,836
Semtech Corp. (I)	2,083	36,682
Sigma Designs, Inc. (I)(L)	1,360	14,171
Silicon Image, Inc. (I)	1,373	5,011
Silicon Laboratories, Inc. (I)	2,269	103,081
Standard Microsystems Corp. (I)	1,161	26,564
Supertex, Inc. (I)	571	15,548
Teradyne, Inc. (I)(L)	5,911	64,903
Tessera Technologies, Inc. (I)	2,608	45,327
Trident Microsystems, Inc. (I)	1,857	3,138
TriQuint Semiconductor, Inc. (I)	7,977	55,999
Ultratech, Inc. (I)	1,177	16,407
Varian Semiconductor Equipment
Associates, Inc. (I)	3,866	120,194
Veeco Instruments, Inc. (I)	2,076	79,241
Verigy, Ltd. (I)	3,082	31,313
Volterra Semiconductor Corp. (I)	1,312	30,766
Zoran Corp. (I)	38,131	368,345

		7,592,005
Software - 5.70%
ACI Worldwide, Inc. (I)	1,150	21,977
Actuate Corp. (I)	43,340	194,597
Advent Software, Inc. (I)	867	37,489
ArcSight, Inc. (I)	1,316	28,505
Ariba, Inc. (I)	4,645	69,907
AsiaInfo Holdings, Inc. (I)	1,844	39,517
Blackbaud, Inc.	2,316	52,226

The accompanying notes are an integral part of the financial statements.	210

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Blackboard, Inc. (I)(L)	39,446	$1,579,418
Bottomline Technologies, Inc. (I)	664	10,876
Cadence Design Systems, Inc. (I)	9,134	61,198
China TransInfo Technology Corp. (I)	175	1,136
Clicksoftware Technologies, Ltd. (I)	55,130	298,805
CommVault Systems, Inc. (I)	2,102	47,379
Compuware Corp. (I)	77,589	635,454
Concur Technologies, Inc. (I)	2,184	92,383
Deltek, Inc. (I)	871	6,951
DemandTec, Inc. (I)	1,515	9,257
Double-Take Software, Inc. (I)	976	10,141
Ebix, Inc. (I)	1,766	26,984
EPIQ Systems, Inc. (I)(L)	37,744	432,169
FalconStor Software, Inc. (I)	1,750	4,918
Fortinet, Inc. (I)	699	11,408
Informatica Corp. (I)	4,651	119,996
Interactive Intelligence, Inc. (I)	21,714	389,332
Jack Henry & Associates, Inc.	4,174	100,343
JDA Software Group, Inc. (I)	15,527	414,881
Kenexa Corp. (I)	997	14,187
Manhattan Associates, Inc. (I)	10,836	313,702
MICROS Systems, Inc. (I)	4,143	141,691
MicroStrategy, Inc., Class A (I)	479	36,912
Monotype Imaging Holdings, Inc. (I)	1,171	11,558
Net 1 UEPS Technologies, Inc. (I)	24,465	350,339
Netscout Systems, Inc. (I)	1,498	20,268
NetSuite, Inc. (I)	973	13,700
NICE Systems, Ltd., SADR (I)	18,847	562,018
Opnet Technologies, Inc.	456	7,310
Parametric Technology Corp. (I)	21,123	348,107
Pegasystems, Inc.	861	25,753
Progress Software Corp. (I)	12,373	395,194
PROS Holdings, Inc. (I)	1,003	6,630
Quest Software, Inc. (I)	18,663	361,222
Radiant Systems, Inc. (I)	26,147	362,397
Renaissance Learning, Inc.	265	4,142
Rosetta Stone, Inc. (I)	205	5,381
S1 Corp. (I)	2,715	16,643
Smith Micro Software, Inc. (I)	49,959	492,096
SolarWinds, Inc. (I)	1,580	29,957
Solera Holdings, Inc.	19,622	680,491
SonicWALL, Inc. (I)	2,820	25,690
Sourcefire, Inc. (I)	1,329	27,431
SuccessFactors, Inc. (I)	2,433	54,159
Symyx Technologies, Inc. (I)	1,803	11,539
Synchronoss Technologies, Inc. (I)	1,051	21,482
Take-Two Interactive Software, Inc. (I)	1,539	17,806
Taleo Corp. (I)	1,795	44,965
TeleCommunication Systems, Inc. (I)	20,952	104,970
TIBCO Software, Inc. (I)	46,232	527,507
TiVo, Inc. (I)	5,715	51,664
Tyler Technologies, Inc. (I)	15,651	254,016
Ultimate Software Group, Inc. (I)	7,928	271,217
VASCO Data Security International, Inc. (I)	1,559	9,931
Websense, Inc. (I)	2,250	47,070

		10,366,392

		38,066,398
Materials - 3.63%
Chemicals - 1.89%
Albemarle Corp.	36,200	1,558,772
Balchem Corp.	1,455	35,342
Cabot Corp.	16,310	456,843
Calgon Carbon Corp. (I)	2,911	43,287

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
China Agritech, Inc. (I)	438	$5,641
China Green Agriculture, Inc. (I)	763	8,263
Georgia Gulf Corp. (I)	1,753	30,502
Hawkins, Inc.	159	4,277
Intrepid Potash, Inc. (I)(L)	2,341	57,729
Kraton Performance Polymers Inc. (I)	319	6,540
Landec Corp. (I)	1,302	8,059
LSB Industries, Inc. (I)	894	14,617
NewMarket Corp.	672	69,189
PolyOne Corp. (I)	3,127	31,239
Solutia, Inc. (I)	37,326	565,489
Spartech Corp. (I)	25,252	336,104
Stepan Company	414	29,862
STR Holdings, Inc. (I)	1,290	27,361
W.R. Grace & Company (I)	3,760	96,369
Yongye International, Inc. (I)	926	6,936
Zep, Inc.	1,124	20,547
Zoltek Companies, Inc. (I)	1,522	14,566

		3,427,534
Construction Materials - 0.02%
Eagle Materials, Inc.	758	23,255
Headwaters, Inc. (I)	2,043	8,070
United States Lime & Minerals, Inc. (I)	115	4,485

		35,810
Containers & Packaging - 0.47%
AptarGroup, Inc.	9,266	369,343
Boise, Inc. (I)	1,997	12,262
Bway Holding Company (I)	581	11,597
Graphic Packaging Holding Company (I)	2,229	7,044
Rock-Tenn Company, Class A	672	34,581
Silgan Holdings, Inc.	14,861	423,984

		858,811
Metals & Mining - 1.01%
AK Steel Holding Corp.	18,216	272,511
Allied Nevada Gold Corp. (I)	3,265	62,492
AMCOL International Corp.	1,116	30,087
Brush Engineered Materials, Inc. (I)	1,052	26,574
Gammon Gold, Inc. (I)	20,780	152,525
General Moly, Inc. (I)	3,202	12,040
Globe Specialty Metals, Inc. (I)	3,283	38,313
Gulf Resources, Inc. (I)	1,077	10,587
Haynes International, Inc.	410	13,018
Hecla Mining Company (I)(L)	6,294	33,862
Horsehead Holding Corp. (I)	2,253	23,499
Royal Gold, Inc.	1,137	57,009
RTI International Metals, Inc. (I)	1,563	41,435
Schnitzer Steel Industries, Inc.	1,155	57,796
Stillwater Mining Company (I)	43,770	579,515
Thompson Creek Metals Company, Inc. (I)	43,264	426,150

		1,837,413
Paper & Forest Products - 0.24%
Buckeye Technologies, Inc. (I)	31,251	378,762
Deltic Timber Corp.	378	17,479
KapStone Paper and Packaging Corp. (I)	1,771	19,570
Schweitzer-Mauduit International, Inc.	453	25,006

		440,817

		6,600,385
Telecommunication Services - 3.12%
Diversified Telecommunication Services - 1.11%
AboveNet, Inc. (I)	755	34,624

The accompanying notes are an integral part of the financial statements.	211

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Alaska Communications Systems
Group, Inc. (L)	2,308	$19,087
Atlantic Tele-Network, Inc.	5,358	224,018
Cbeyond, Inc. (I)	1,205	18,834
Cogent Communications Group, Inc. (I)(L)	165,728	1,499,838
General Communication, Inc., Class A (I)	1,618	9,271
Global Crossing, Ltd. (I)	1,722	23,436
Neutral Tandem, Inc. (I)(L)	1,662	22,337
PAETEC Holding Corp. (I)	3,409	14,420
Premiere Global Services, Inc. (I)	1,906	15,210
TW Telecom, Inc. (I)	7,418	129,741
Vonage Holdings Corp. (I)	5,721	11,499

		2,022,315
Wireless Telecommunication Services - 2.01%
ICO Global Communications
Holdings, Ltd. (I)	8,305	12,790
Leap Wireless International, Inc. (I)	3,226	52,681
NII Holdings, Inc. (I)	81,600	2,975,952
Shenandoah Telecommunications Company	1,167	19,757
Syniverse Holdings, Inc. (I)	29,026	574,425
USA Mobility, Inc. (I)	1,168	16,445

		3,652,050

		5,674,365
Utilities - 0.28%
Electric Utilities - 0.08%
ITC Holdings Corp.	2,606	137,362
Gas Utilities - 0.00%
China Natural Gas, Inc. (I)	358	2,631
Independent Power Producers & Energy Traders - 0.04%
Dynegy, Inc. (I)	9,303	48,655
Ormat Technologies, Inc.	1,063	30,285

		78,940
Multi-Utilities - 0.16%
Avista Corp.	15,320	295,676

		514,609

TOTAL COMMON STOCKS (Cost $150,366,409)		$175,668,416

INVESTMENT COMPANIES - 0.33%
Diversified Financials - 0.33%
iShares Russell 2000 Growth Index Fund (L)	8,370	597,534

TOTAL INVESTMENT COMPANIES (Cost $645,967)		$597,534

RIGHTS - 0.00%
Financials - 0.00%
Real Estate Management & Development - 0.00%
Tejon Ranch Company (Expiration Date
06/14/2010, Strike Price: $23.00) (I)	689	117

TOTAL RIGHTS (Cost $-)		$117

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 17.99%
Repurchase Agreement - 1.32%
Repurchase Agreement with State Street Corp.
dated 05/28/2010 at 0.010% to be
repurchased at $2,026,002 on 06/01/2010,
collateralized by $2,060,000 U.S. Treasury
Notes, 1.000% due 04/30/2012 (valued at
$2,068,652, including interest) and
$330,000 U.S. Treasury Bond, 5.00% due
05/15/2037 (valued at $373,395,
including interest)	$2,389,000	$2,389,000
Short-Term Securities* - 0.97%
State Street Institutional Liquid Reserves
Fund, 0.1560%	1,767,721	1,767,721
Securities Lending Collateral - 15.70%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	2,853,621	28,556,469

TOTAL SHORT-TERM INVESTMENTS (Cost $32,717,888)		$32,713,190

Total Investments (Smaller Company Growth Fund)
(Cost $183,730,264) - 114.91%		$208,979,257
Other assets and liabilities, net - (14.91%)		(27,113,562)

TOTAL NET ASSETS - 100.00%		$181,865,695

Spectrum Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 12.83%
Consumer Discretionary - 2.06%

Auto Components
Dana Holding Corp. (I)	20,725	$225,074
Lear Corp. (I)	3,425	231,770

		456,844

Automobiles
Harley-Davidson, Inc. (L)	21,300	643,473

Distributors
Genuine Parts Company		531,991

Diversified Consumer Services
H&R Block, Inc.	14,200	228,336

Hotels, Restaurants & Leisure
Lakes Gaming, Inc. (I)	22,900	40,762
Marriott International, Inc., Class A (L)	26,899	899,772
MGM Resorts International (I)(L)	31,300	389,998

		1,330,532

Household Durables
D.R. Horton, Inc.	19,700	240,143
Fortune Brands, Inc.	33,900	1,608,555
Whirlpool Corp.	12,700	1,326,388

		3,175,086

Leisure Equipment & Products
Mattel, Inc.	43,400	940,044

Media
Cablevision Systems Corp., Class A	32,400	803,844
Comcast Corp., Class A	25,000	452,250
Madison Square Garden, Inc., Class A (I)	8,725	183,836

The accompanying notes are an integral part of the financial statements.	212

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

Media (continued)
Consumer Discretionary (continued)
The McGraw-Hill Companies, Inc.	38,500	$1,070,300
The New York Times
Company, Class A (I)(L)	47,600	441,728
The Walt Disney Company	42,700	1,427,034
Time Warner, Inc.	56,133	1,739,562
WPP PLC	34,500	328,786

		6,447,340

Multiline Retail
Macy’s, Inc.	23,000	510,830

Specialty Retail
Bed Bath & Beyond, Inc. (I)	27,300	1,224,951
Home Depot, Inc.	64,100	2,170,426
Tiffany & Company	12,700	576,961

		3,972,338

		18,236,814
Consumer Staples - 0.61%

Food & Staples Retailing
Wal-Mart Stores, Inc.	8,000	404,480

Food Products
Archer-Daniels-Midland Company	10,000	252,700
B&G Foods, Inc.	25,350	268,710
Campbell Soup Company	5,000	179,050
Kraft Foods, Inc., Class A	27,200	777,920
McCormick & Company, Inc.	13,100	505,267
The Hershey Company (L)	38,700	1,811,160

		3,794,807

Household Products
Kimberly-Clark Corp.	19,500	1,183,650

		5,382,937
Energy - 1.55%

Energy Equipment & Services
Schlumberger, Ltd.	21,400	1,201,610

Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	19,700	1,030,901
BP PLC, SADR (L)	26,000	1,036,620
Chevron Corp.	39,400	2,910,478
ConocoPhillips	11,200	580,832
Exxon Mobil Corp. (L)	39,400	2,382,124
Murphy Oil Corp.	28,000	1,494,640
Royal Dutch Shell PLC, ADR (L)	37,800	1,980,720
Spectra Energy Corp.	24,600	492,246
Sunoco, Inc.	20,800	621,296

		12,529,857

		13,731,467
Financials - 2.70%

Capital Markets
Legg Mason, Inc. (L)	33,800	1,004,536
The Bank of New York Mellon Corp.	41,000	1,115,200

		2,119,736

Commercial Banks
CIT Group, Inc. (I)	7,300	268,567
KeyCorp	65,100	522,102
Marshall & Ilsley Corp.	38,300	312,145
Regions Financial Corp.	61,600	470,008
SunTrust Banks, Inc. (L)	37,500	1,010,625

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

Commercial Banks (continued)
Financials (continued)
U.S. Bancorp	75,600	$1,811,376
Wells Fargo & Company	81,500	2,338,235

		6,733,058

Consumer Finance
American Express Company	61,800	2,463,966
Capital One Financial Corp.	20,300	838,390
SLM Corp. (I)	63,000	699,930

		4,002,286

Diversified Financial Services
Bank of America Corp.	166,085	2,614,178
JPMorgan Chase & Company	91,300	3,613,654
NYSE Euronext (L)	23,500	673,745

		6,901,577

Insurance
Chubb Corp.	9,900	497,376
Lincoln National Corp.	33,500	886,410
Marsh & McLennan Companies, Inc.	52,600	1,147,206
Sun Life Financial, Inc.	26,700	755,610
The Progressive Corp.	26,200	513,258
The Travelers Companies, Inc.	6,500	321,555

		4,121,415

		23,878,072
Health Care - 0.63%

Biotechnology
Amgen, Inc. (I)	11,800	611,004

Pharmaceuticals
Bristol-Myers Squibb Company	39,400	914,474
Eli Lilly & Company	28,600	937,794
Johnson & Johnson	17,100	996,930
Merck & Company, Inc.	36,800	1,239,792
Pfizer, Inc.	60,206	916,937

		5,005,927

		5,616,931
Industrials - 1.78%

Aerospace & Defense
Honeywell International, Inc.	29,700	1,270,269
ITT Corp.	12,000	579,360
Lockheed Martin Corp.	9,300	743,256
The Boeing Company	16,700	1,071,806

		3,664,691

Air Freight & Logistics
United Parcel Service, Inc., Class B	20,400	1,280,304

Building Products
Masco Corp.	56,300	751,605
USG Corp. (I)(L)	19,700	345,144

		1,096,749

Commercial Services & Supplies
Avery Dennison Corp.	21,400	731,452

Electrical Equipment
Cooper Industries PLC	17,100	803,187
Emerson Electric Company	5,000	232,200

		1,035,387

The accompanying notes are an integral part of the financial statements.	213

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

Electrical Equipment (continued)
Industrials (continued)
Industrial Conglomerates
3M Company	24,600	$1,951,026
General Electric Company	179,200	2,929,920

		4,880,946

Machinery
Deere & Company	18,300	1,055,544
Eaton Corp.	5,900	412,705
Illinois Tool Works, Inc.	31,200	1,448,616
Pall Corp.	3,800	129,390

		3,046,255

		15,735,784
Information Technology - 0.76%

Communications Equipment
Cisco Systems, Inc. (I)	19,800	458,568

Computers & Peripherals
Dell, Inc. (I)	44,200	589,186

Internet Software & Services
eBay, Inc. (I)	29,500	631,595

IT Services
Computer Sciences Corp.	19,700	984,803

Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	34,500	1,006,365
Applied Materials, Inc.	33,200	428,612
Intel Corp.	32,700	700,434

		2,135,411

Software
Electronic Arts, Inc. (I)	25,200	416,052
Microsoft Corp.	57,800	1,491,240

		1,907,292

		6,706,855
Investment Companies - 0.20%
TLF Fund Term Asset Backed
Management Fees Company	153,095	1,811,117
Materials - 0.93%

Chemicals
E.I. Du Pont de Nemours & Company	29,400	1,063,398
International Flavors & Fragrances, Inc.	21,000	934,500
Monsanto Company	22,000	1,119,140

		3,117,038

Construction Materials
Vulcan Materials Company (L)	19,100	964,168

Containers & Packaging
Rock-Tenn Company, Class A	3,725	191,689

Metals & Mining
Alcoa, Inc.	31,500	366,660
Nucor Corp. (L)	27,300	1,175,265

		1,541,925

Paper & Forest Products
International Paper Company	58,400	1,356,632
MeadWestvaco Corp.	26,800	640,520

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

Paper & Forest Products (continued)
Materials (continued)
Weyerhaeuser Company	9,900	$421,542

		2,418,694

		8,233,514
Telecommunication Services - 0.60%

Diversified Telecommunication Services
AT&T, Inc.	87,835	2,134,391
Qwest Communications
International, Inc. (L)	157,600	825,824
Verizon Communications, Inc.	34,300	943,936

		3,904,151

Wireless Telecommunication Services
MetroPCS Communications, Inc. (I)	24,950	224,301
Sprint Nextel Corp. (I)	160,575	823,745
Vodafone Group PLC	202,500	406,417

		1,454,463

		5,358,614
Utilities - 1.01%

Electric Utilities
Duke Energy Corp.	46,000	734,160
Entergy Corp.	11,200	840,784
Exelon Corp.	29,000	1,119,400
FirstEnergy Corp.	9,900	348,579
Pinnacle West Capital Corp.	16,400	575,804
PPL Corp.	25,000	645,250
Progress Energy, Inc.	21,400	825,826

		5,089,803

Independent Power Producers & Energy Traders
Constellation Energy Group, Inc.	16,400	580,232
NRG Energy, Inc. (I)(L)	13,400	312,890

		893,122

Multi-Utilities
CenterPoint Energy, Inc.	17,000	231,540
NiSource, Inc.	68,600	1,026,256
PG&E Corp.	16,400	680,600
TECO Energy, Inc. (L)	16,600	258,130
Xcel Energy, Inc.	39,400	807,306

		3,003,832

		8,986,757

TOTAL COMMON STOCKS (Cost $114,006,311)		$113,678,862

PREFERRED STOCKS - 0.50%
Consumer Discretionary - 0.03%

Household Durables
Sealy Corp., PIK 8.000%	900	83,700

Media
Spanish Broadcasting System, Series B,
PIK 10.750%	308	200,200

		283,900

The accompanying notes are an integral part of the financial statements.	214

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

Media (continued)
Consumer Discretionary (continued)
Financials - 0.19%

Consumer Finance
SLM Corp. 7.250%	550	$319,704

Diversified Financial Services
Ally Financial, Inc. 7.000% (S)	1,775	1,335,133

Thrifts & Mortgage Finance
Federal Home Loan Mortgage Corp.,
Series Z 8.375% (I)	7,400	7,770
Federal National Mortgage Association,
Series S 8.250% (I)	6,125	6,064

		13,834

		1,668,671
Materials - 0.00%

Containers & Packaging
Smurfit-Stone Container Corp.,
Series A 7.000% (H)	925	10,268
Telecommunication Services - 0.28%

Communications Equipment
Lucent Technologies Capital Trust
I 7.750%	2,300	1,766,400

Wireless Telecommunication Services
Crown Castle International Corp. 6.250%	12,250	726,425

		2,492,825

TOTAL PREFERRED STOCKS (Cost $4,626,802)		$4,455,664

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 22.12%
U.S. Treasury Bonds - 1.01%
2.625%, 04/30/2016	920,000	925,678
3.500%, 02/15/2039	1,140,000	1,002,844
4.500%, 08/15/2039	250,000	261,485
4.625%, 02/15/2040	4,395,000	4,693,034
6.125%, 08/15/2029 (F)	915,000	1,169,771
7.125%, 02/15/2023	300,000	402,703
7.250%, 08/15/2022	340,000	459,478
7.875%, 02/15/2021	35,000	48,721

		8,963,714
U.S. Treasury Notes - 4.16%
1.000%, 08/31/2011	5,500,000	5,531,581
1.125%, 01/15/2012	680,000	685,127
1.750%, 08/15/2012	1,540,000	1,570,440
2.000%, 09/30/2010	725,000	729,248
2.375%, 08/31/2010	4,800,000	4,825,877
2.625%, 07/31/2014	10,635,000	10,971,502
3.125%, 09/30/2013	3,000,000	3,161,250
4.000%, 08/15/2018	6,855,000	7,334,315
4.500%, 04/30/2012	1,930,000	2,068,794

		36,878,134
U.S. Treasury Strips - 0.01%
zero coupon 05/15/2021	180,000	118,175
Federal Home Loan Mortgage Corp. - 1.71%
2.864%, 02/01/2035 (P)	118,565	124,283
3.346%, 09/01/2032 (P)	4,421	4,642
3.667%, 07/01/2035 (P)	33,698	35,184
4.125%, 10/18/2010	1,750,000	1,775,842
4.500%, 11/01/2018 to 02/01/2040	2,402,867	2,475,545
4.598%, 07/01/2035 (P)	73,523	76,822

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
4.602%, 06/01/2038 (P)	$142,260	$149,033
4.713%, 07/01/2038 (P)	243,438	255,150
5.000%, 10/01/2018 to 04/01/2040	5,067,535	5,333,139
5.033%, 03/01/2036 (P)	53,926	57,201
5.073%, 11/01/2035 (P)	26,489	28,134
5.096%, 09/01/2035 (P)	94,597	100,179
5.121%, 01/01/2036 (P)	117,567	123,794
5.251%, 02/01/2037 (P)	50,393	52,932
5.272%, 01/01/2036 (P)	10,742	11,439
5.285%, 02/01/2037 (P)	130,722	137,354
5.325%, 04/01/2037 (P)	306,352	321,565
5.357%, 05/01/2037 (P)	92,505	97,583
5.388%, 02/01/2038 (P)	308,489	327,717
5.500%, 03/01/2018 to 12/01/2034	449,743	483,730
5.516%, 10/01/2036 (P)	365,196	382,191
5.779%, 02/01/2037 (P)	76,328	80,052
5.901%, 01/01/2037 (P)	24,897	26,206
5.938%, 12/01/2036 (P)	422,835	451,377
5.989%, 11/01/2036 (P)	289,309	308,837
6.000%, 11/01/2011 to 10/01/2036	1,022,078	1,102,764
6.082%, 10/01/2036 (P)	257,391	274,765
6.202%, 08/01/2036 (P)	354,346	378,264
6.500%, 05/01/2017 to 11/01/2033	118,246	129,817
7.000%, 02/01/2024 to 06/01/2032	29,750	33,065
7.500%, 05/01/2024 to 06/01/2024	3,133	3,424
10.500%, 05/01/2019	149	172

		15,142,202
Federal National Mortgage Association - 7.89%
1.748%, 10/01/2033 (P)	75,294	76,842
3.040%, 11/01/2035 (P)	130,069	135,545
3.094%, 07/01/2027 (P)	1,247	1,278
3.875%, 07/12/2013	1,795,000	1,925,502
4.000%, 02/01/2025 to 03/01/2025	1,579,061	1,623,997
4.500%, TBA (B)	3,563,000	3,642,198
4.500%, 05/01/2019 to 03/01/2040	15,315,323	15,782,817
4.612%, 07/01/2035 (P)	67,476	70,195
4.788%, 09/01/2035 (P)	387,143	405,003
4.828%, 05/01/2038 (P)	94,538	99,383
4.838%, 04/01/2038 (P)	187,707	197,334
4.853%, 05/01/2038 (P)	337,742	354,911
4.874%, 05/01/2038 (P)	296,504	312,104
4.918%, 08/01/2038 (P)	224,181	235,868
5.000%, 03/01/2018 to 06/01/2040	10,749,193	11,328,783
5.288%, 12/01/2035 (P)	23,504	24,809
5.310%, 12/01/2035 (P)	22,251	23,491
5.447%, 06/01/2037 (P)	101,421	106,620
5.449%, 09/01/2037 (P)	139,577	146,121
5.453%, 12/01/2035 (P)	37,651	39,730
5.489%, 01/01/2019 (P)	895	931
5.500%, 07/01/2013 to 08/01/2037	15,075,082	16,094,199
5.531%, 07/01/2036 to 01/01/2037 (P)	275,556	288,520
5.629%, 12/01/2035 (P)	56,156	59,363
5.791%, 08/01/2037 (P)	168,990	176,917
5.962%, 12/01/2036 (P)	198,554	210,477
5.968%, 09/01/2036 (P)	191,564	204,495
5.996%, 08/01/2036 (P)	277,084	291,305
6.000%, 03/01/2021 to 04/01/2039	11,619,728	12,584,533
6.500%, 06/01/2013 to 04/01/2038	2,616,909	2,879,044
7.000%, 12/01/2029 to 04/01/2037	54,047	59,611
7.125%, 01/15/2030	365,000	480,421

		69,862,347

The accompanying notes are an integral part of the financial statements.	215

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Government National Mortgage Association - 7.31%
4.000%, 09/15/2018 to 06/20/2039		$825,276	$847,160
4.500%, 09/15/2018 to 05/20/2040		16,704,978	17,175,992
4.994%, 03/16/2030 (P)		56,000	60,301
5.000%, 02/15/2018 to 10/20/2039		13,050,102	13,856,391
5.500%, 02/15/2029 to 07/15/2037		15,045,691	16,246,211
6.000%, 11/15/2012 to 12/15/2038		9,841,698	10,776,116
6.500%, 12/15/2014 to 08/15/2037		3,752,319	4,153,290
7.000%, 04/15/2017 to 10/20/2036		1,472,804	1,632,981
9.250%, 10/15/2016 to 12/15/2019		2,846	3,174
9.750%, 07/15/2017 to 02/15/2021		3,664	4,160
10.250%, 11/15/2020		2,148	2,521
11.750%, 08/15/2013		921	1,035
12.000%, 10/15/2010 to 12/15/2012		93	101
12.250%, 03/15/2014 to 07/20/2015		769	898
12.750%, 12/20/2013 to 11/20/2014		720	841

			64,761,172
Treasury Inflation Protected Securities (D) - 0.03%
1.750%, 01/15/2028		83,062	82,712
2.000%, 01/15/2016		71,235	76,143
2.500%, 01/15/2029		45,590	50,648

			209,503

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $188,414,164)			$195,935,247

FOREIGN GOVERNMENT
OBLIGATIONS - 11.98%
Argentina - 0.10%
City of Buenos Aires
12.500%, 04/06/2015 (S)		350,000	343,000
Republic of Argentina
7.000%, 10/03/2015		625,000	456,250
7.875%, 04/11/2011		100,200	100,200

			899,450
Austria - 0.03%
Republic of Austria
6.250%, 07/15/2027	EUR	142,000	235,482
Belgium - 0.08%
Kingdom of Belgium
4.250%, 09/28/2013		197,000	264,452
5.000%, 09/28/2012 to 03/28/2035		313,000	445,714

			710,166
Brazil - 1.32%
Federative Republic of Brazil
4.875%, 01/22/2021		$150,000	146,625
5.625%, 01/07/2041		210,000	202,230
5.875%, 01/15/2019		1,575,000	1,693,818
7.125%, 01/20/2037		860,000	989,000
8.750%, 02/04/2025		475,000	632,938
8.875%, 10/14/2019		500,000	645,000
10.000%, 01/01/2011 to 01/01/2017	BRL	5,875,000	3,216,819
11.000%, 08/17/2040		$600,000	795,720
Nota do Tesouro Nacional , Series F
10.000%, 01/01/2021	BRL	6,930,000	3,399,104

			11,721,254
Canada - 0.92%
Canada Housing Trust
4.000%, 06/15/2012	CAD	870,000	862,129
Government of Canada
3.500%, 06/01/2020		3,000,000	2,900,086
3.750%, 06/01/2019		1,973,000	1,956,638

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Government of Canada (continued)
4.500%, 06/01/2015		$304,000	$314,174
5.000%, 06/01/2037		29,000	33,680
5.250%, 06/01/2012		832,000	847,339
5.750%, 06/01/2033		291,000	362,604
Province of Ontario
5.000%, 03/08/2014		805,000	822,238
Province of Quebec
5.000%, 12/01/2038		90,000	88,888

			8,187,776
Colombia - 0.06%
Republic of Colombia
7.375%, 03/18/2019 to 09/18/2037 (S)		$500,000	564,375
Cote D Ivoire - 0.02%
Republic of Cote D’ivoire
2.450%, 12/31/2032 (P)		368,000	199,640
Denmark - 0.08%
Kingdom of Denmark
5.000%, 11/15/2013	DKK	3,277,000	611,114
7.000%, 11/10/2024		364,000	88,200

			699,314
Egypt - 0.10%
Arab Republic of Egypt
zero coupon 11/02/2010	EGP	3,500,000	591,441
5.750%, 04/29/2020		$100,000	100,500
6.875%, 04/30/2040		200,000	196,500

			888,441
France - 0.73%
Government of France
3.750%, 01/12/2012	EUR	1,700,000	2,199,316
4.000%, 10/25/2014		1,101,000	1,490,051
4.250%, 04/25/2019		267,000	366,901
5.000%, 10/25/2016		332,000	475,285
5.500%, 04/25/2029		364,000	567,784
5.750%, 10/25/2032		813,000	1,331,509

			6,430,846
Gabon - 0.03%
Republic of Gabon
8.200%, 12/12/2017		$250,000	264,003
Germany - 0.80%
Federal Republic of Germany
3.500%, 07/04/2019	EUR	152,000	201,316
3.750%, 01/04/2015		320,000	432,843
4.000%, 07/04/2016 to 01/04/2037		826,000	1,131,914
4.250%, 01/04/2014		1,791,000	2,447,868
4.750%, 07/04/2028 to 07/04/2034		607,000	906,866
5.000%, 01/04/2012		1,411,000	1,861,285
6.250%, 01/04/2024		79,000	132,483

			7,114,575
Ghana - 0.04%
Republic of Ghana
8.500%, 10/04/2017		$350,000	360,500
Grenada - 0.02%
Government of Grenada
2.500%, 09/15/2025		430,000	189,200
Hungary - 0.01%
Republic of Hungary
6.750%, 02/24/2017	HUF	22,240,000	98,017

The accompanying notes are an integral part of the financial statements.	216

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Indonesia - 0.22%
Republic of Indonesia
6.625%, 02/17/2037		$100,000	96,842
6.875%, 01/17/2018		950,000	1,064,000
7.750%, 01/17/2038		300,000	329,214
11.625%, 03/04/2019 (S)		300,000	428,250

			1,918,306
Iraq - 0.16%
Republic of Iraq
5.800%, 01/15/2028		1,757,000	1,431,955
Ireland - 0.06%
Government of Ireland
5.900%, 10/18/2019	EUR	392,000	520,461
Italy - 0.50%
Republic of Italy
3.750%, 08/01/2016		489,000	618,621
4.000%, 02/01/2037		1,119,000	1,205,496
4.250%, 08/01/2014		343,000	444,896
4.500%, 02/01/2018		110,000	142,048
5.000%, 02/01/2012		348,000	448,536
5.250%, 08/01/2017		791,000	1,077,169
7.250%, 11/01/2026		325,000	513,163

			4,449,929
Jamaica - 0.07%
Government of Jamaica
9.000%, 06/02/2015		$215,000	221,450
10.625%, 06/20/2017		350,000	381,500

			602,950
Japan - 2.70%
Government of Japan
0.600%, 09/20/2014	JPY	154,350,000	1,711,001
1.000%, 12/20/2012		269,600,000	3,019,739
1.300%, 12/20/2013 to 03/20/2015		451,650,000	5,140,151
1.400%, 03/20/2018		280,750,000	3,201,179
1.500%, 06/20/2012 to 06/20/2019		164,500,000	1,857,323
1.700%, 09/20/2016		276,200,000	3,230,957
1.900%, 03/20/2025		167,850,000	1,880,924
2.000%, 06/20/2022 to 12/20/2033		170,850,000	1,903,811
2.200%, 06/22/2020		32,050,000	382,169
2.300%, 06/20/2028		137,600,000	1,593,622

			23,920,876
Lebanon - 0.07%
Republic of Lebanon
4.000%, 12/31/2017		$200,000	191,240
7.000%, 12/03/2024		100,000	100,992
8.250%, 04/12/2021		100,000	112,620
9.000%, 03/20/2017		175,000	206,063

			610,915
Lithuania - 0.17%
Republic of Lithuania
6.750%, 01/15/2015 (S)		1,170,000	1,207,276
7.375%, 02/11/2020		285,000	298,181

			1,505,457
Malaysia - 0.06%
Government of Malaysia
3.700%, 05/15/2013	MYR	866,000	269,044
3.702%, 02/25/2013		805,000	250,252

			519,296

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico - 1.10%
Government of Mexico
5.125%, 01/15/2020		$1,000,000	1,018,000
5.625%, 01/15/2017		170,000	182,325
5.950%, 03/19/2019		1,174,000	1,264,985
8.000%, 12/19/2013 to 12/07/2023	MXN	56,898,300	4,713,344
8.500%, 12/13/2018		5,000,000	422,251
9.000%, 12/22/2011		5,000,000	410,746
10.000%, 12/05/2024 to 11/20/2036		18,206,000	1,717,153

			9,728,804
Netherlands - 0.02%
Kingdom of Netherlands
5.500%, 01/15/2028	EUR	137,000	216,362
Panama - 0.01%
Republic of Panama
5.200%, 01/30/2020		$100,000	104,000
Peru - 0.09%
Republic of Peru
6.550%, 03/14/2037		580,000	625,240
8.750%, 11/21/2033		150,000	198,375

			823,615
Philippines - 0.15%
Republic of Philippines
6.375%, 01/15/2032 to 10/23/2034		1,350,000	1,348,125
Poland - 0.05%
Republic of Poland
5.500%, 10/25/2019	PLN	763,000	224,804
6.250%, 10/24/2015		765,000	239,949

			464,753
Russia - 0.60%
Government of Russia
7.500%, 03/31/2030		$4,719,600	5,274,153
Serbia And Montenegro - 0.09%
Republic of Serbia
6.750%, 11/01/2024		850,667	782,613
South Africa - 0.11%
Republic of South Africa
5.500%, 03/09/2020		345,000	347,588
6.500%, 06/02/2014		135,000	149,006
6.875%, 05/27/2019		100,000	111,625
8.000%, 12/21/2018	ZAR	1,060,000	132,544
13.500%, 09/15/2015		1,650,000	264,723

			1,005,486
Spain - 0.12%
Kingdom of Spain
3.800%, 01/31/2017	EUR	541,000	662,005
5.750%, 07/30/2032		280,000	372,205

			1,034,210
Sweden - 0.06%
Kingdom of Sweden
3.750%, 08/12/2017	SEK	3,590,000	500,129
Turkey - 0.37%
Republic of Turkey
6.750%, 05/30/2040		$250,000	249,525
6.875%, 03/17/2036		185,000	188,238
7.000%, 03/11/2019 to 06/05/2020		1,928,000	2,096,563
7.500%, 11/07/2019		180,000	205,200
8.000%, 02/14/2034		437,000	505,828

			3,245,354

The accompanying notes are an integral part of the financial statements.	217

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Ukraine - 0.06%
Republic of Ukraine
6.580%, 11/21/2016		$325,000	$299,845
7.650%, 06/11/2013		250,000	252,525

			552,370
United Arab Emirates - 0.03%
Mubadala Development Company, GMTN
5.750%, 05/06/2014 (S)		250,000	266,560
United Kingdom - 0.57%
Government of United Kingdom
4.250%, 06/07/2032 to 09/07/2039	GBP	2,136,000	3,099,163
4.500%, 03/07/2013		656,000	1,033,313
8.750%, 08/25/2017		445,000	886,865

			5,019,341
Venezuela - 0.20%
Republic of Venezuela
5.750%, 02/26/2016		$1,000,000	610,000
6.000%, 12/09/2020		145,000	76,850
7.000%, 12/01/2018		84,000	49,980
7.650%, 04/21/2025		740,000	407,000
7.750%, 10/13/2019		52,500	31,369
8.500%, 10/08/2014		587,000	440,250
9.250%, 09/15/2027		190,000	123,346

			1,738,795

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $104,431,364)			$106,147,854

CORPORATE BONDS - 40.96%
Advertising - 0.13%
Affinity Group, Inc.
9.000%, 02/15/2012 (H)		100,000	71,000
10.875%, 02/15/2012 (H)		48,587	19,435
Interpublic Group of Companies, Inc.
10.000%, 07/15/2017		300,000	328,875
Lamar Media Corp.
7.875%, 04/15/2018 (S)		300,000	295,500
9.750%, 04/01/2014		200,000	216,500
Omnicom Group, Inc.
6.250%, 07/15/2019		155,000	171,428
WPP Finance UK
8.000%, 09/15/2014		65,000	76,068

			1,178,806
Aerospace & Defense - 0.51%
BE Aerospace, Inc.
8.500%, 07/01/2018		450,000	465,750
Embraer Overseas, Ltd.
6.375%, 01/15/2020		260,000	260,650
GenCorp, Inc.
9.500%, 08/15/2013		300,000	304,875
General Dynamics Corp.
1.800%, 07/15/2011		150,000	151,214
4.500%, 08/15/2010		95,000	95,712
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017 (S)		200,000	198,000
L-3 Communications Corp.
4.750%, 07/15/2020		410,000	408,904
L-3 Communications Corp., Series B
6.375%, 10/15/2015		200,000	200,000
Lockheed Martin Corp.
4.121%, 03/14/2013		340,000	362,256
Northrop Grumman Corp.
7.125%, 02/15/2011		270,000	280,934

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Rolls-Royce Group PLC
4.500%, 03/16/2011	EUR	53,000	$66,816
Spirit Aerosystems, Inc.
7.500%, 10/01/2017		$125,000	123,125
TransDigm, Inc.
7.750%, 07/15/2014		475,000	473,813
United Technologies Corp.
5.400%, 05/01/2035		110,000	111,201
5.700%, 04/15/2040		450,000	476,124
6.125%, 02/01/2019		220,000	253,868
6.350%, 03/01/2011		255,000	265,178

			4,498,420
Agriculture - 0.31%
Alliance One International, Inc.
10.000%, 07/15/2016 (S)		75,000	76,500
BAT International Finance PLC
8.125%, 11/15/2013 (S)		955,000	1,125,176
BAT International Finance PLC, EMTN
6.375%, 12/12/2019	GBP	25,000	40,013
Bunge Ltd. Finance Corp.
8.500%, 06/15/2019		$145,000	168,875
Bunge NA Finance LP
5.900%, 04/01/2017		460,000	484,905
Imperial Tobacco Finance PLC
4.375%, 11/22/2013	EUR	100,000	129,676
6.875%, 06/13/2012	GBP	49,000	77,102
MHP SA
10.250%, 04/29/2015		$635,000	656,361

			2,758,608
Airlines - 0.37%
Air Jamaica, Ltd., Series REGS
9.375%, 07/08/2015		90,357	91,261
Continental Airlines, Inc.
7.250%, 11/10/2019		250,000	271,250
9.000%, 07/08/2016		186,159	196,398
Continental Airlines, Inc., Series B
9.250%, 05/10/2017		100,000	104,000
Delta Air Lines, Inc.
6.821%, 08/10/2022		117,978	115,028
7.570%, 11/18/2010		280,000	282,800
7.750%, 12/17/2019		75,000	80,625
9.500%, 09/15/2014 (S)		400,000	410,000
12.250%, 03/15/2015 (S)		750,000	778,125
Southwest Airlines Company
5.125%, 03/01/2017		295,000	295,588
6.500%, 03/01/2012		160,000	170,545
Tam Capital 2, Inc.
9.500%, 01/29/2020		200,000	183,000
United Air Lines, Inc.
9.875%, 08/01/2013 (S)		225,000	230,063
12.000%, 11/01/2013 (S)		100,000	102,250

			3,310,933
Apparel - 0.07%
Hanesbrands, Inc.
3.831%, 12/15/2014 (P)		50,000	46,750
8.000%, 12/15/2016		150,000	152,250
Levi Strauss & Company
7.625%, 05/15/2020 (S)		325,000	316,875
8.875%, 04/01/2016		100,000	103,750

			619,625

The accompanying notes are an integral part of the financial statements.	218

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Auto Manufacturers - 0.23%
BMW Finance NV
8.875%, 09/19/2013	EUR	90,000	131,794
Daimler Finance North America LLC
7.750%, 01/18/2011		$420,000	436,202
Daimler Finance North America
LLC, Series EMTN
4.375%, 03/21/2013	EUR	100,000	128,396
DaimlerChrysler N.A. Holding Corp.
6.500%, 11/15/2013		$210,000	233,773
Fiat Finance & Trade, Ltd.
6.625%, 02/15/2013	EUR	55,000	67,612
Motors Liquidation Company
6.750%, 05/01/2028 (H)		$900,000	265,500
8.250%, 07/15/2023 (H)		475,000	148,438
Oshkosh Corp.
8.250%, 03/01/2017		275,000	283,250
8.500%, 03/01/2020		275,000	284,625
Volvo Treasury AB
9.875%, 02/27/2014	EUR	50,000	73,652

			2,053,242
Auto Parts & Equipment - 0.49%
Affinia Group, Inc.
9.000%, 11/30/2014		$100,000	99,750
10.750%, 08/15/2016 (S)		100,000	107,500
Allison Transmission, Inc., PIK
11.250%, 11/01/2015 (S)		613,000	643,650
American Axle & Manufacturing, Inc.
7.875%, 03/01/2017		875,000	774,375
9.250%, 01/15/2017 (S)		25,000	26,250
ArvinMeritor, Inc.
8.125%, 09/15/2015		175,000	162,313
Commercial Vehicles Group, Inc., PIK
11.000%, 02/15/2013 (S)		323,898	330,376
Cooper-Standard Automotive, Inc.
8.500%, 05/01/2018 (S)		225,000	221,625
Hella KGaA Hueck & Company
7.250%, 10/20/2014	EUR	70,000	87,557
Johnson Controls, Inc.
5.000%, 03/30/2020		$380,000	394,914
Michelin Luxembourg SCS, EMTN
8.625%, 04/24/2014	EUR	35,000	51,028
Tenneco, Inc.
8.125%, 11/15/2015		$275,000	274,313
8.625%, 11/15/2014		125,000	123,750
The Goodyear Tire & Rubber Company
10.500%, 05/15/2016		750,000	795,000
United Components, Inc.
9.375%, 06/15/2013		250,000	248,750

			4,341,151
Banks - 2.43%
Allied Irish Banks PLC
12.500%, 06/25/2019	EUR	50,000	64,007
American Express Centurion Bank
5.550%, 10/17/2012		$100,000	107,378
ANZ National International, Ltd.
2.375%, 12/21/2012 (S)		265,000	266,259
Australia & New Zealand Banking
Group, Ltd., EMTN
4.375%, 05/24/2012	EUR	95,000	122,679
Banca Monte Dei Paschi Di Siena SpA
4.750%, 04/30/2014		100,000	127,821

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
Banco Nacional de Desenvolvimento
Economico e Social
6.369%, 06/16/2018 (P)		$290,000	$302,325
Bank Nederlandse Gemeenten
4.125%, 06/28/2016	EUR	570,000	764,839
4.625%, 09/13/2012		445,000	586,044
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		$100,000	98,134
Bank of Montreal
5.200%, 06/21/2017 (P)	CAD	30,000	29,945
Bank of Nova Scotia
2.250%, 01/22/2013		$160,000	162,706
8.300%, 09/27/2013	CAD	62,000	67,504
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.600%, 01/22/2013 (S)		$140,000	142,282
3.850%, 01/22/2015 (S)		260,000	269,880
Bank One Corp.
5.250%, 01/30/2013		200,000	212,087
7.875%, 08/01/2010		310,000	313,195
Banque du Liban
10.000%, 04/25/2015		100,000	120,000
Barclays Bank PLC
2.500%, 01/23/2013		460,000	451,621
4.000%, 10/07/2019	EUR	400,000	504,948
4.875%, 03/31/2013 to 08/13/2019		80,000	101,552
5.200%, 07/10/2014		$425,000	439,722
5.250%, 05/27/2014	EUR	50,000	65,969
5.750%, 08/17/2021	GBP	50,000	73,050
6.750%, 05/22/2019		$280,000	298,409
BB&T Corp.
3.375%, 09/25/2013		45,000	46,062
5.700%, 04/30/2014		955,000	1,041,994
BNP Paribas
5.250%, 12/17/2012	EUR	50,000	66,075
Commonwealth Bank of Australia
2.750%, 10/15/2012 (S)		$210,000	212,701
5.500%, 08/06/2019	EUR	100,000	134,209
Deutsche Bank AG
4.875%, 09/24/2012		50,000	65,361
5.125%, 01/31/2013		35,000	45,731
5.375%, 10/12/2012		$380,000	404,686
DnB NOR Bank ASA, EMTN
4.750%, 03/28/2011	EUR	75,000	94,791
Eurohypo AG
4.500%, 01/21/2013		342,000	451,342
Fifth Third Bancorp
6.250%, 05/01/2013		$260,000	280,792
8.250%, 03/01/2038		270,000	288,160
Fortis Bank SA/NV
5.757%, 10/04/2017	EUR	75,000	101,777
HSBC Bank USA, Inc.
4.625%, 04/01/2014		$100,000	105,063
HSBK Europe BV
7.250%, 05/03/2017		100,000	90,250
7.750%, 05/13/2013		200,000	200,000
9.250%, 10/16/2013		200,000	202,000
Hypothekenbank in Essen AG
3.875%, 11/21/2013	EUR	421,000	552,142
ICICI Bank, Ltd.
6.375%, 04/30/2022		$425,000	386,750
ING Bank NV
5.500%, 01/04/2012	EUR	71,000	91,019
Intesa Sanpaolo SpA
4.375%, 06/26/2018		50,000	61,983
5.000%, 09/23/2019		50,000	63,117

The accompanying notes are an integral part of the financial statements.	219

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
Intesa Sanpaolo SpA (continued)
6.625%, 05/08/2018		$100,000	$126,494
Kreditanstalt Fuer Wiederaufbau
4.375%, 07/04/2018		365,000	498,763
4.700%, 06/02/2037	CAD	245,000	226,154
5.500%, 07/25/2016	AUD	440,000	361,950
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)		$870,000	831,407
6.375%, 06/17/2016	EUR	60,000	79,405
National Australia Bank, Ltd.
2.350%, 11/16/2012 (S)		$315,000	317,934
4.500%, 06/23/2016	EUR	100,000	125,134
5.375%, 12/08/2014	GBP	50,000	78,359
Nordea Bank AB
2.500%, 11/13/2012 (S)		$165,000	167,515
Regions Financial Corp.
5.750%, 06/15/2015		160,000	158,454
Royal Bank of Canada
4.625%, 01/22/2018	EUR	390,000	526,581
5.000%, 01/20/2014	CAD	59,000	59,633
Royal Bank of Scotland Group PLC
5.250%, 05/15/2013	EUR	60,000	76,504
6.000%, 05/10/2013		40,000	50,771
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
(Q)		$290,000	217,500
RSHB Capital SA for OJSC Russian
Agricultural Bank
6.299%, 05/15/2017 (S)		500,000	486,250
Santander Issuances SA
4.750%, 05/29/2019	EUR	100,000	121,377
Santander US Debt SA
0.705%, 10/21/2011 (P)(S)		$340,000	336,621
Skandinaviska Enskilda Banken AB
6.625%, 07/09/2014	GBP	50,000	79,908
Societe Generale
5.250%, 03/28/2013	EUR	100,000	131,674
6.125%, 08/20/2018		50,000	68,546
Sovereign Bank
2.111%, 04/01/2014 (P)		$15,000	14,684
Standard Bank PLC, GMTN
8.125%, 12/02/2019		500,000	500,015
Standard Chartered Bank
3.625%, 02/03/2017	EUR	100,000	123,279
5.875%, 09/26/2017		100,000	135,384
Standard Chartered PLC
3.850%, 04/27/2015 (S)		$550,000	536,873
Svenska Handelsbanken AB
4.875%, 03/25/2014	EUR	75,000	99,491
5.500%, 05/26/2016	GBP	50,000	77,477
The Toronto-Dominion Bank, EMTN
4.875%, 01/23/2013	EUR	100,000	132,056
The Toronto-Dominion Bank, MTN
5.690%, 06/03/2018 (P)	CAD	75,000	76,161
UniCredito Italiano SpA
5.750%, 09/26/2017	EUR	95,000	120,703
6.100%, 02/28/2012		24,000	30,704
US Bank NA
6.375%, 08/01/2011		$650,000	687,144
US Bank NA (3.778% to 04/29/2015 then
3 month LIBOR + 2.003%)
04/29/2020		250,000	250,127
VTB Capital SA
6.875%, 05/29/2018		350,000	357,438

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
Wachovia Corp.
5.750%, 02/01/2018		$875,000	$935,652
Wells Fargo & Company
4.875%, 01/12/2011		225,000	230,528
5.250%, 10/23/2012		235,000	251,634
Wells Fargo Bank NA
4.750%, 02/09/2015		520,000	541,800
Westpac Banking Corp.
0.605%, 10/21/2011 (P)(S)		245,000	244,742
4.875%, 09/28/2012 to 11/19/2019		290,000	312,626
5.000%, 10/21/2019	GBP	50,000	73,849

			21,537,662
Beverages - 0.50%
Anheuser-Busch InBev NV
8.625%, 01/30/2017	EUR	50,000	80,606
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/2012		$265,000	271,520
3.625%, 04/15/2015 (S)		995,000	1,003,575
7.200%, 01/15/2014 (S)		340,000	387,587
Bacardi, Ltd.
7.750%, 04/09/2014	EUR	50,000	71,383
Carlsberg Breweries A/S, EMTN
6.000%, 05/28/2014		50,000	68,664
Coca-Cola Amatil, Ltd.
3.250%, 11/02/2014 (S)		$325,000	326,457
Coca-Cola Bottling Company
5.000%, 11/15/2012		390,000	416,195
Coca-Cola Femsa SAB de CV
4.625%, 02/15/2020 (S)		245,000	244,075
Constellation Brands, Inc.
8.375%, 12/15/2014		25,000	26,000
Cott Beverages, Inc.
8.375%, 11/15/2017 (S)		125,000	126,250
Dr Pepper Snapple Group, Inc.
1.700%, 12/21/2011		305,000	306,451
2.350%, 12/21/2012		155,000	156,179
Heineken NV
7.125%, 04/07/2014	EUR	50,000	70,365
7.250%, 03/10/2015	GBP	25,000	41,142
PepsiCo, Inc.
5.500%, 01/15/2040		$375,000	385,760
Pernod-Ricard SA
7.000%, 01/15/2015	EUR	50,000	66,406
SABMiller PLC
6.200%, 07/01/2011 (S)		$355,000	370,102

			4,418,717
Biotechnology - 0.16%
Genentech, Inc.
4.400%, 07/15/2010		125,000	125,562
Life Technologies Corp.
3.375%, 03/01/2013		155,000	157,370
4.400%, 03/01/2015		595,000	614,767
Talecris Biotherapeutics Holdings Corp.
7.750%, 11/15/2016 (S)		525,000	511,875

			1,409,574
Building Materials - 0.51%
AMH Holdings, Inc.
11.250%, 03/01/2014		300,000	298,500
Associated Materials LLC/Associated
Materials Finance, Inc.
9.875%, 11/15/2016		75,000	80,625
Boise Cascade LLC
7.125%, 10/15/2014		565,000	531,100

The accompanying notes are an integral part of the financial statements.	220

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Building Materials (continued)
Cie de Saint-Gobain
8.250%, 07/28/2014	EUR	60,000	$87,500
CRH America, Inc.
5.300%, 10/15/2013		$140,000	149,292
CRH Finance BV
7.375%, 05/28/2014	EUR	100,000	137,669
Gibraltar Industries, Inc.
8.000%, 12/01/2015		$850,000	833,000
Goodman Global, Inc.
13.500%, 02/15/2016		300,000	330,000
Grohe Holding GmbH
3.519%, 01/15/2014 (P)	EUR	150,000	166,417
8.625%, 10/01/2014 (S)		50,000	56,548
Heidelbergcement AG
8.000%, 01/31/2017		75,000	89,662
Holcim US Finance
6.000%, 12/30/2019 (S)		$555,000	585,857
Lafarge SA
5.500%, 12/16/2019	EUR	80,000	94,607
6.150%, 07/15/2011		$140,000	144,882
Ply Gem Industries, Inc.
11.750%, 06/15/2013		450,000	461,250
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		350,000	341,250
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019		100,000	98,765

			4,486,924
Capital Markets - 2.00%
Ameriprise Financial, Inc.
7.300%, 06/28/2019		365,000	427,534
Credit Suisse AG
5.400%, 01/14/2020		570,000	557,264
Credit Suisse First Boston USA, Inc.
4.875%, 08/15/2010		325,000	327,454
Credit Suisse Group
Finance Guernsey, Ltd.
6.375%, 06/07/2013	EUR	116,000	157,185
Credit Suisse/London
5.125%, 09/18/2017		125,000	165,139
6.125%, 08/05/2013		50,000	68,181
Credit Suisse/New York
5.500%, 05/01/2014		$345,000	372,228
E*Trade Financial Corp.
7.375%, 09/15/2013		850,000	782,000
7.875%, 12/01/2015		450,000	414,000
E*Trade Financial Corp., PIK
12.500%, 11/30/2017		1,316,000	1,460,760
Janus Capital Group, Inc.
6.950%, 06/15/2017		425,000	434,457
Jefferies Group, Inc.
6.250%, 01/15/2036		260,000	223,735
8.500%, 07/15/2019		80,000	89,980
Morgan Stanley
4.100%, 01/26/2015		885,000	848,396
4.200%, 11/20/2014		275,000	266,266
4.500%, 10/29/2014	EUR	250,000	305,291
4.900%, 02/23/2017	CAD	30,000	27,110
5.125%, 11/30/2015	GBP	100,000	142,733
5.625%, 01/09/2012		$205,000	213,411
6.000%, 05/13/2014 to 04/28/2015		1,770,000	1,826,315
7.300%, 05/13/2019		1,110,000	1,165,876
Morgan Stanley, Series F, MTN
6.625%, 04/01/2018		550,000	564,785

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Capital Markets (continued)
Northern Trust Corp.
5.300%, 08/29/2011		$144,000	$150,501
5.500%, 08/15/2013		215,000	238,812
Penson Worldwide, Inc.
12.500%, 05/15/2017 (S)		275,000	272,594
State Street Corp.
4.300%, 05/30/2014		75,000	78,613
The Goldman Sachs Capital I
6.345%, 02/15/2034		324,000	277,073
The Goldman Sachs Group, Inc.
3.625%, 08/01/2012		65,000	65,345
3.750%, 02/04/2013	EUR	75,000	91,866
4.500%, 01/30/2017		100,000	117,955
5.125%, 10/16/2014		100,000	125,711
5.150%, 01/15/2014		$190,000	196,508
6.000%, 05/01/2014 to 06/15/2020		290,000	296,522
6.150%, 04/01/2018		1,510,000	1,542,541
6.600%, 01/15/2012		1,175,000	1,233,306
6.750%, 10/01/2037		190,000	177,889
6.875%, 01/15/2011		400,000	411,604
7.500%, 02/15/2019		1,055,000	1,164,764
UBS AG
1.584%, 02/23/2012 (P)		250,000	249,827
4.500%, 09/16/2019	EUR	100,000	123,437
UBS AG/London
6.000%, 04/18/2018		50,000	67,959

			17,722,927
Chemicals - 0.78%
Airgas Inc.
2.850%, 10/01/2013		$255,000	257,552
Ashland, Inc.
9.125%, 06/01/2017		275,000	301,125
Bayer AG
5.625%, 05/23/2018	GBP	50,000	78,181
CF Industries, Inc.
6.875%, 05/01/2018		$475,000	475,594
Hexion Finance Escrow LLC
8.875%, 02/01/2018 (S)		825,000	763,125
Huntsman International LLC
5.500%, 06/30/2016 (S)		225,000	195,750
6.875%, 11/15/2013 (S)	EUR	575,000	664,437
Kerling PLC
10.625%, 01/28/2017		350,000	428,104
LBI Escrow Corp.
8.000%, 11/01/2017 (S)		750,000	773,408
Linde Finance BV
6.500%, 01/29/2016	GBP	65,000	106,557
Momentive Performance Materials, Inc.
9.750%, 12/01/2014		$550,000	523,875
11.500%, 12/01/2016		400,000	358,000
Praxair, Inc.
2.125%, 06/14/2013		340,000	342,992
Sociedad Quimica y Minera de Chile SA
5.500%, 04/21/2020 (S)		100,000	96,500
Solutia, Inc.
7.875%, 03/15/2020		325,000	323,375
8.750%, 11/01/2017		325,000	333,125
The Dow Chemical Company
4.850%, 08/15/2012		305,000	320,480
8.550%, 05/15/2019		495,000	587,073

			6,929,253

The accompanying notes are an integral part of the financial statements.	221

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Coal - 0.27%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)		$300,000	$304,500
Arch Western Finance LLC
6.750%, 07/01/2013		75,000	74,063
Consol Energy, Inc.
8.000%, 04/01/2017 (S)		550,000	558,938
8.250%, 04/01/2020 (S)		475,000	485,094
Drummond Company, Inc.
7.375%, 02/15/2016		186,000	177,165
International Coal Group, Inc.
9.125%, 04/01/2018		100,000	100,000
New World Resources BV
7.875%, 05/01/2018	EUR	125,000	143,674
Peabody Energy Corp.
7.375%, 11/01/2016		$375,000	389,063
Penn Virginia Resource Partners LP
8.250%, 04/15/2018		200,000	196,000

			2,428,497
Commercial Services - 1.11%
Aramark Corp.
3.844%, 02/01/2015 (P)		225,000	211,500
5.000%, 06/01/2012		100,000	97,250
Atlantia SpA
5.625%, 05/06/2016	EUR	50,000	67,909
Autoroutes du Sud de la France
7.375%, 03/20/2019		100,000	155,830
Avis Budget Car Rental LLC
7.625%, 05/15/2014		$675,000	641,250
9.625%, 03/15/2018 (S)		75,000	75,000
Deluxe Corp.
7.375%, 06/01/2015		600,000	594,000
Education Management Corp.
8.750%, 06/01/2014		300,000	303,375
10.250%, 06/01/2016		48,000	50,880
ERAC USA Finance Company
5.600%, 05/01/2015 (S)		240,000	256,633
8.000%, 01/15/2011 (S)		185,000	191,928
Europcar Groupe SA
4.183%, 05/15/2013 (P)	EUR	250,000	275,056
8.125%, 05/15/2014		200,000	228,650
Experian Finance PLC, EMTN
4.750%, 02/04/2020		50,000	64,120
FTI Consulting, Inc.
7.750%, 10/01/2016		$550,000	543,125
Garda World Security Corp.
9.750%, 03/15/2017 (S)		250,000	256,875
iPayment, Inc.
9.750%, 05/15/2014		425,000	376,125
KAR Holdings, Inc.
8.750%, 05/01/2014		250,000	247,500
10.000%, 05/01/2015		1,225,000	1,228,063
Mac-Gray Corp.
7.625%, 08/15/2015		525,000	506,625
Manpower, Inc.
4.750%, 06/14/2013	EUR	50,000	62,265
Rentokil Initial PLC, EMTN
4.625%, 03/27/2014		50,000	64,328
RSC Equipment Rental, Inc.
10.000%, 07/15/2017 (S)		$325,000	349,781
Securitas AB
6.500%, 04/02/2013	EUR	50,000	68,458
Sunstate Equipment Company LLC
10.500%, 04/01/2013 (S)		$450,000	394,313

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Commercial Services (continued)
The Hertz Corp.
7.875%, 01/01/2014	EUR	78,000	94,927
8.875%, 01/01/2014		$175,000	175,875
10.500%, 01/01/2016		475,000	491,625
The Servicemaster Company, PIK
10.750%, 07/15/2015 (S)		300,000	300,000
Ticketmaster Entertainment, Inc.
10.750%, 08/01/2016		500,000	542,500
United Rentals North America, Inc.
10.875%, 06/15/2016		850,000	905,250

			9,821,016
Computers - 0.14%
Affiliated Computer Services, Inc.
5.200%, 06/01/2015		130,000	136,303
Brocade Communications Systems, Inc.
6.875%, 01/15/2020 (S)		175,000	172,375
Hewlett-Packard Company
2.950%, 08/15/2012		345,000	357,044
International Business Machines Corp.
6.500%, 10/15/2013		250,000	287,384
SunGard Data Systems, Inc.
9.125%, 08/15/2013		21,000	21,210
10.250%, 08/15/2015		75,000	75,844
10.625%, 05/15/2015		175,000	184,625

			1,234,785
Cosmetics & Personal Care - 0.01%
The Procter & Gamble Company
1.375%, 08/01/2012		125,000	125,800
Distribution/Wholesale - 0.08%
ACE Hardware Corp.
9.125%, 06/01/2016 (S)		475,000	495,188
Minerva Overseas, Ltd.
10.875%, 11/15/2019 (S)		175,000	169,750

			664,938
Diversified Financial Services - 6.21%
Ally Financial, Inc.
8.000%, 11/01/2031		1,000,000	910,000
8.300%, 02/12/2015 (S)		800,000	803,000
American Express Company
7.250%, 05/20/2014		105,000	119,129
American Express Credit Corp.
5.125%, 08/25/2014		680,000	727,550
5.875%, 05/02/2013		380,000	412,915
American Express Credit Corp., Series C
7.300%, 08/20/2013		300,000	337,458
American General Finance Corp., MTN
6.900%, 12/15/2017		625,000	496,875
American Honda Finance Corp.
2.375%, 03/18/2013 (S)		175,000	176,337
6.250%, 07/16/2013	EUR	50,000	68,440
AngloGold Holdings PLC
5.375%, 04/15/2020		$265,000	260,449
BAC Capital Trust VI
5.625%, 03/08/2035		1,310,000	1,056,358
Bank of America Corp.
4.000%, 03/28/2017	EUR	100,000	111,725
4.625%, 02/18/2014		65,000	81,761
5.250%, 11/09/2016	GBP	100,000	138,720
5.650%, 05/01/2018		$2,470,000	2,484,215
5.750%, 08/15/2016		210,000	212,974
6.500%, 08/01/2016		550,000	585,813
7.375%, 05/15/2014		270,000	298,126

The accompanying notes are an integral part of the financial statements.	222

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
BB&T Capital Trust II
6.750%, 06/07/2036		$180,000	$168,220
Boeing Capital Corp., Ltd.
7.375%, 09/27/2010		255,000	260,195
BOM Capital PLC
6.699%, 03/11/2015 (S)		150,000	142,875
BSKYB Finance UK PLC
5.750%, 10/20/2017	GBP	65,000	102,035
Capital One Capital IV (6.745% to
02/17/2032, then 1 month LIBOR
+ 1.170%)
02/17/2037		$425,000	350,625
Capital One Financial Corp.
7.375%, 05/23/2014		225,000	255,619
Caterpillar Financial Services Corp.
4.250%, 02/08/2013		220,000	233,861
CEDC Finance Corp. International, Inc.
8.875%, 12/01/2016	EUR	60,000	73,758
9.125%, 12/01/2016 (S)		$275,000	270,875
Cemex Finance LLC
9.500%, 12/14/2016 (S)		805,000	734,563
CenterCredit International BV
8.625%, 01/30/2014		500,000	476,250
CIT Group, Inc.
7.000%, 05/01/2017		4,150,000	3,745,375
Citigroup Capital XXI (8.300% to
12/21/2037, then 3 month LIBOR
+ 4.170%)
12/21/2057		675,000	644,625
Citigroup, Inc.
3.500%, 08/05/2015	EUR	110,000	128,795
4.750%, 02/10/2019		40,000	44,412
5.125%, 02/14/2011		$250,000	254,246
5.500%, 04/11/2013 to 10/15/2014		1,525,000	1,552,726
5.850%, 07/02/2013		445,000	466,096
6.125%, 05/15/2018		700,000	715,989
6.500%, 08/19/2013		590,000	621,384
Citigroup, Inc., EMTN
6.400%, 03/27/2013	EUR	110,000	144,998
Countrywide Financial Corp.
4.500%, 06/15/2010		$135,000	135,167
Credit Agricole SA
5.000%, 06/20/2049	GBP	125,000	140,735
5.971%, 02/01/2018	EUR	100,000	136,175
Crown Castle Towers LLC
4.523%, 01/15/2015 (S)		$258,000	266,375
Daimler International Finance BV
7.875%, 01/16/2014	EUR	50,000	71,565
Dar Al-Arkan International
Sukuk Company
10.750%, 02/18/2015 (S)		$300,000	297,756
Discover Financial Services
10.250%, 07/15/2019		345,000	406,377
DTEK Finance BV
9.500%, 04/28/2015 (S)		100,000	89,250
Dubai Holding Commercial
Operations MTN, Ltd.
4.750%, 01/30/2014	EUR	100,000	87,895
ERAC USA Finance Company
5.800%, 10/15/2012 (S)		$302,000	325,878
FCE Bank PLC
9.375%, 01/17/2014	EUR	50,000	63,463
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)		$287,181	281,437

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Financiera Independencia SAB de CV
10.000%, 03/30/2015 (S)		$125,000	$118,125
Finmeccanica Finance SA
8.125%, 12/03/2013	EUR	75,000	107,495
Ford Motor Credit Company LLC
8.125%, 01/15/2020		$925,000	925,876
8.700%, 10/01/2014		700,000	719,944
12.000%, 05/15/2015		350,000	407,743
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)		100,000	109,000
Gas Natural Capital Markets SA
5.250%, 07/09/2014	EUR	50,000	64,761
GATX Financial Corp.
5.500%, 02/15/2012		$275,000	287,013
GE Capital Canada Funding Company
5.730%, 10/22/2037	CAD	35,000	32,109
GE Capital European Funding Company
3.500%, 02/14/2013	EUR	110,000	138,294
6.000%, 01/15/2019		100,000	137,017
GE Capital UK Funding Company, EMTN
5.625%, 12/12/2014	GBP	80,000	125,254
General Electric Capital Corp.
2.800%, 01/08/2013		$275,000	277,760
3.500%, 08/13/2012		395,000	405,754
5.250%, 10/19/2012		250,000	265,500
5.875%, 01/14/2038		800,000	748,773
5.900%, 05/13/2014		1,370,000	1,496,785
General Electric Capital Corp., GMTN
6.000%, 08/07/2019		570,000	603,847
Grupo Petrotemex SA de CV
9.500%, 08/19/2014 (S)		325,000	347,750
GTB Finance BV
8.500%, 01/29/2012		475,000	470,683
HBOS PLC
6.000%, 11/01/2033 (S)		420,000	318,410
HBOS PLC, EMTN
4.375%, 10/30/2019	EUR	59,000	64,016
HSBC Covered Bonds France
3.375%, 01/20/2017		250,000	315,829
HSBC Holdings PLC
3.625%, 06/29/2020		75,000	90,642
5.250%, 12/12/2012		$235,000	247,001
6.250%, 03/19/2018	EUR	100,000	137,532
6.500%, 05/02/2036		$175,000	177,425
9.875%, 04/08/2018	GBP	60,000	101,042
Icahn Enterprises LP
7.750%, 01/15/2016 (S)		$425,000	399,500
Intergas Finance BV
6.375%, 05/14/2017		200,000	191,500
International Lease Finance Corp.
6.625%, 11/15/2013		665,000	605,150
8.625%, 09/15/2015 (S)		675,000	621,000
International Lease Finance
Corp. Series MTN
5.650%, 06/01/2014		225,000	193,500
iPayment Investors LP, PIK
11.625%, 07/15/2014 (S)		501,584	441,394
John Deere Capital Corp.
2.950%, 03/09/2015		130,000	131,984
4.950%, 12/17/2012		475,000	513,279
JPMorgan Chase & Company
1.160%, 02/26/2013 (P)		415,000	414,194
3.700%, 01/20/2015		895,000	903,460
4.250%, 06/09/2011	EUR	39,000	49,238
4.375%, 11/12/2019		150,000	188,652

The accompanying notes are an integral part of the financial statements.	223

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
JPMorgan Chase & Company (continued)
4.650%, 06/01/2014		$1,705,000	$1,802,906
4.750%, 05/01/2013		285,000	302,642
6.000%, 01/15/2018		155,000	167,339
JPMorgan Chase Capital XXVII
7.000%, 11/01/2039		900,000	881,052
JPMorgan Chase Capital XVIII
6.950%, 08/17/2036		115,000	113,323
JPMorgan Chase Capital XXII
6.450%, 02/02/2037		245,000	226,816
Kazakhstan Temir Zholy Finance BV
6.500%, 05/11/2011		100,000	99,750
7.000%, 05/11/2016		150,000	146,250
Kreditanstalt fuer Wiederaufbau
5.500%, 12/07/2015	GBP	265,000	437,174
MassMutual Global Funding II
3.625%, 07/16/2012 (S)		$254,000	262,545
Mellon Funding Corp.
6.375%, 11/08/2011	GBP	60,000	92,210
Merrill Lynch & Company, Inc.
4.450%, 01/31/2014	EUR	40,000	49,181
4.625%, 10/02/2013		80,000	99,028
5.450%, 02/05/2013		$515,000	537,358
6.150%, 04/25/2013		195,000	206,357
7.750%, 05/14/2038		410,000	422,890
MU Finance PLC
8.375%, 02/01/2017 (S)		650,000	606,125
8.750%, 02/01/2017	GBP	50,000	66,826
National Gas Company
6.050%, 01/15/2036 (S)		$105,000	92,262
National Rural Utilities Cooperative
Finance Corp.
2.625%, 09/16/2012		185,000	189,200
Nissan Motor Acceptance Corp.
3.250%, 01/30/2013 (S)		130,000	132,181
Nuveen Investments, Inc.
5.500%, 09/15/2015		1,025,000	779,000
10.500%, 11/15/2015		525,000	472,500
Paccar Financial Corp.
1.950%, 12/17/2012		135,000	135,115
Pinnacle Foods Finance LLC
9.250%, 04/01/2015 (S)		200,000	199,500
10.625%, 04/01/2017		150,000	154,125
PNC Funding Corp.
3.625%, 02/08/2015		220,000	224,440
5.625%, 02/01/2017		195,000	203,547
6.700%, 06/10/2019		430,000	485,197
Principal Life Global Funding I
5.250%, 01/15/2013 (S)		190,000	200,947
Provident Funding Associates
10.250%, 04/15/2017 (S)		350,000	348,250
RCI Banque SA, EMTN
8.125%, 05/15/2012	EUR	40,000	53,515
Reliance Intermediate Holdings LP
9.500%, 12/15/2019 (S)		$425,000	447,844
Residential Capital LLC
9.625%, 05/15/2015		950,000	912,000
RSHB Capital SA for OJSC Russian
Agricultural Bank
9.000%, 06/11/2014		250,000	276,525
Santander US Debt SA
3.724%, 01/20/2015 (S)		600,000	573,068
SLM Corp.
5.125%, 08/27/2012		220,000	215,747
5.375%, 05/15/2014		475,000	434,861

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
SLM Corp., MTN
8.450%, 06/15/2018		$1,290,000	$1,173,160
Smurfit Kappa Funding PLC
7.750%, 04/01/2015		250,000	243,438
TAM Capital, Inc.
7.375%, 04/25/2017		200,000	178,000
Teco Finance, Inc.
5.150%, 03/15/2020		345,000	350,193
6.572%, 11/01/2017		37,000	41,161
7.000%, 05/01/2012		24,000	25,881
TNK-BP Finance SA
6.625%, 03/20/2017		150,000	144,000
7.250%, 02/02/2020 (S)		400,000	389,000
TransCapitalInvest, Ltd.
8.700%, 08/07/2018		375,000	419,063
Travelers Insurance Company
Institutional Funding, Ltd.
5.750%, 12/06/2011	GBP	54,000	82,495
UCI Holdco, Inc., PIK
8.537%, 12/15/2013		$615,532	584,755
Universal City Development Partners, Ltd.
8.875%, 11/15/2015 (S)		350,000	346,500
10.875%, 11/15/2016 (S)		150,000	151,500
UPC Germany GmbH
9.625%, 12/01/2019	EUR	57,000	70,771
USB Capital XIII Trust
6.625%, 12/15/2039		$75,000	78,455
Wells Fargo Financial Canada
Corp., MTN
4.330%, 12/06/2013	CAD	30,000	29,418
White Nights Finance BV for Gazprom
10.500%, 03/25/2014		$200,000	225,040
Ziggo Bond Company BV
8.000%, 05/15/2018	EUR	450,000	531,998

			54,980,095
Electric - 2.12%
Abu Dhabi National Energy Company
5.620%, 10/25/2012 (S)		$720,000	742,380
Alabama Power Company
4.850%, 12/15/2012		100,000	108,143
Allegheny Energy Supply Company LLC
6.750%, 10/15/2039 (S)		400,000	393,831
Appalachian Power Company
5.650%, 08/15/2012		170,000	182,678
6.375%, 04/01/2036		245,000	259,564
7.950%, 01/15/2020		100,000	122,701
Baltimore Gas & Electric Company
5.900%, 10/01/2016		285,000	324,097
Black Hills Corp.
6.500%, 05/15/2013		235,000	254,304
9.000%, 05/15/2014		115,000	133,686
Carolina Power & Light Company
5.300%, 01/15/2019		140,000	151,526
CEZ AS, EMTN
5.750%, 05/26/2015	EUR	50,000	69,065
CMS Energy Corp.
6.250%, 02/01/2020		$105,000	99,180
Consolidated Edison Company of New
York, Inc.
6.750%, 04/01/2038		170,000	196,800
Consumers Energy Company
5.800%, 09/15/2035		100,000	101,026
6.000%, 02/15/2014		160,000	177,774

The accompanying notes are an integral part of the financial statements.	224

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
Dominion Resources, Inc.
4.750%, 12/15/2010		$100,000	$102,061
Dominion Resources, Inc., Series F
5.250%, 08/01/2033		150,000	162,540
Duke Energy Ohio, Inc.
2.100%, 06/15/2013		135,000	136,422
Dynegy Holdings, Inc.
7.750%, 06/01/2019		650,000	469,625
E.ON International Finance BV
5.125%, 10/02/2012	EUR	50,000	66,376
5.500%, 01/19/2016		40,000	55,891
5.750%, 05/07/2020		40,000	57,892
Edison SpA, EMTN
5.125%, 12/10/2010		28,000	35,052
EDP Finance BV
4.900%, 10/01/2019 (S)		$355,000	323,754
El Paso Electric Company
6.000%, 05/15/2035		245,000	233,677
Electricite de France
4.600%, 01/27/2020 (S)		300,000	302,241
Empresas Publicas de Medellin ESP
7.625%, 07/29/2019 (S)		100,000	110,000
Enel Finance International SA
6.000%, 10/07/2039 (S)		750,000	699,023
Enel SpA
5.250%, 01/14/2015	EUR	75,000	100,835
6.250%, 06/20/2019	GBP	50,000	78,202
Entergy Gulf States Louisiana LLC
5.590%, 10/01/2024		$210,000	223,678
Entergy Louisiana LLC
5.400%, 11/01/2024		115,000	122,062
Exelon Generation Company LLC
6.250%, 10/01/2039		335,000	343,086
FirstEnergy Solutions Corp.
4.800%, 02/15/2015		560,000	577,876
GDF Suez, EMTN
5.625%, 01/18/2016	EUR	50,000	70,175
Hydro One, Inc.
5.180%, 10/18/2017	CAD	45,000	45,771
Israel Electric Corp., Ltd.
7.250%, 01/15/2019		$250,000	276,682
9.375%, 01/28/2020		250,000	312,096
Listrindo Capital BV
9.250%, 01/29/2015 (S)		175,000	176,794
Majapahit Holding BV
7.750%, 01/20/2020		550,000	578,875
8.000%, 08/07/2019 (S)		100,000	107,000
Massachusetts Electric Company
5.900%, 11/15/2039 (S)		290,000	302,385
Monongahela Power Company
5.700%, 03/15/2017 (S)		265,000	272,423
National Grid PLC
5.000%, 07/02/2018	EUR	62,000	82,621
6.500%, 04/22/2014		50,000	70,171
National Power Corp.
4.734%, 08/23/2011 (P)(S)		$200,000	206,500
6.875%, 11/02/2016		100,000	108,944
9.625%, 05/15/2028		135,000	164,700
Nevada Power Company
5.875%, 01/15/2015		125,000	138,301
6.650%, 04/01/2036		410,000	443,475
6.750%, 07/01/2037		245,000	268,661
8.250%, 06/01/2011		250,000	265,927
NiSource Finance Corp.
6.150%, 03/01/2013		145,000	157,881

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
NiSource Finance Corp. (continued)
10.750%, 03/15/2016		$185,000	$237,276
North American Energy Alliance LLC
10.875%, 06/01/2016 (S)		175,000	178,938
Northeast Utilities Corp.
5.650%, 06/01/2013		370,000	395,230
Northern States Power Company
5.350%, 11/01/2039		100,000	100,409
NRG Energy, Inc.
7.375%, 02/01/2016 to 01/15/2017		280,000	266,525
Ohio Power Company
5.750%, 09/01/2013		195,000	214,995
Pacific Gas & Electric Company
4.800%, 03/01/2014		170,000	183,786
6.050%, 03/01/2034		150,000	156,330
6.350%, 02/15/2038		110,000	119,531
Pacificorp
6.250%, 10/15/2037		100,000	110,965
Pennsylvania Electric Company
6.150%, 10/01/2038		240,000	240,874
PNM Resources, Inc.
9.250%, 05/15/2015		550,000	588,500
PSEG Power LLC
2.500%, 04/15/2013 (S)		445,000	446,318
Public Service Company of Oklahoma
5.150%, 12/01/2019		205,000	210,372
Public Service Electric & Gas Company
5.500%, 03/01/2040		155,000	157,453
5.700%, 12/01/2036		285,000	298,128
RRI Energy, Inc.
7.625%, 06/15/2014		200,000	192,000
7.875%, 06/15/2017		175,000	161,875
RWE Finance BV
6.375%, 06/03/2013	GBP	30,000	48,371
San Diego Gas & Electric Company
5.350%, 05/15/2040		$80,000	81,174
6.000%, 06/01/2039		175,000	194,941
Scottish Power UK PLC
8.375%, 02/20/2017	GBP	39,000	69,447
Southern California Edison Company
5.500%, 03/15/2040		$150,000	152,824
Southern Company
4.150%, 05/15/2014		145,000	152,459
5.300%, 01/15/2012		95,000	100,886
Tampa Electric Company
6.150%, 05/15/2037		230,000	243,434
The AES Corp.
7.750%, 03/01/2014		50,000	50,000
9.750%, 04/15/2016 (S)		500,000	531,250
United Maritime Group LLC
11.750%, 06/15/2015 (S)		250,000	245,000
Virginia Electric and Power Company
4.500%, 12/15/2010		35,000	35,666
5.100%, 11/30/2012		210,000	227,566
West Penn Power Company
5.950%, 12/15/2017 (S)		220,000	230,828
Westar Energy, Inc.
5.100%, 07/15/2020		185,000	191,603
Xcel Energy, Inc.
4.700%, 05/15/2020		345,000	348,463
7.000%, 12/01/2010		30,000	30,868

			18,760,715

The accompanying notes are an integral part of the financial statements.	225

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Electrical Components & Equipment - 0.08%
Anixter, Inc.
10.000%, 03/15/2014		$300,000	$328,500
Coleman Cable, Inc.
9.000%, 02/15/2018 (S)		325,000	317,688
Legrand SA
4.250%, 02/24/2017	EUR	50,000	63,473

			709,661
Electronics - 0.01%
Flextronics International, Ltd.
6.250%, 11/15/2014		$68,000	67,320
Energy-Alternate Sources - 0.01%
Power Sector Assets & Liabilities
Management Corp.
7.390%, 12/02/2024		100,000	107,934
Engineering & Construction - 0.07%
Dycom Industries, Inc.
8.125%, 10/15/2015		275,000	270,531
Esco Corp.
4.132%, 12/15/2013 (P)(S)		175,000	161,219
Greater Toronto Airports Authority
6.470%, 02/02/2034 (S)	CAD	25,000	27,106
Odebrecht Finance, Ltd.
7.000%, 04/21/2020 (S)		$200,000	197,000

			655,856
Entertainment - 0.32%
AMC Entertainment, Inc.
8.750%, 06/01/2019		425,000	429,250
Cinemark USA, Inc.
8.625%, 06/15/2019		525,000	530,250
Lions Gate Entertainment, Inc.
10.250%, 11/01/2016 (S)		350,000	352,625
Lottomatica SpA
5.375%, 12/05/2016	EUR	100,000	129,092
Pinnacle Entertainment, Inc.
8.625%, 08/01/2017 (S)		$275,000	277,750
8.750%, 05/15/2020 (S)		200,000	185,000
Regal Cinemas Corp.
8.625%, 07/15/2019		300,000	304,500
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/2015 (S)		425,000	331,500
Speedway Motorsports, Inc.
6.750%, 06/01/2013		35,000	34,738
8.750%, 06/01/2016		275,000	287,375

			2,862,080
Environmental Control - 0.17%
Allied Waste North America, Inc.
5.750%, 02/15/2011		355,000	364,501
Casella Waste Systems, Inc.
9.750%, 02/01/2013		250,000	245,000
Republic Services, Inc.
6.750%, 08/15/2011		125,000	132,187
Waste Management, Inc.
6.100%, 03/15/2018		335,000	373,223
7.375%, 05/15/2029		15,000	17,810
WCA Waste Corp.
9.250%, 06/15/2014		400,000	401,500

			1,534,221
Food - 0.68%
Ahold Finance USA, Inc.
5.875%, 03/14/2012	EUR	50,000	65,320
6.500%, 03/14/2017	GBP	25,000	38,711

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Food (continued)
BFF International, Ltd.
7.250%, 01/28/2020 (S)		$100,000	$99,000
Campofrio Food SA
8.250%, 10/31/2016	EUR	62,000	72,920
Casino Guichard Perrachon SA
4.875%, 04/10/2014		50,000	65,199
6.375%, 04/04/2013		50,000	68,170
Delhaize Group
5.625%, 06/27/2014		50,000	66,407
6.500%, 06/15/2017		$250,000	283,300
Dole Food Company, Inc.
13.875%, 03/15/2014		130,000	150,150
General Mills, Inc.
5.250%, 08/15/2013		270,000	297,121
5.650%, 02/15/2019		35,000	38,799
11.973%, 10/15/2010		275,000	297,406
Great Atlantic & Pacific Tea Company
11.375%, 08/01/2015 (S)		425,000	391,000
Ingles Markets, Inc.
8.875%, 05/15/2017		375,000	382,969
JBS SA
9.375%, 02/07/2011		100,000	100,500
JBS USA LLC/JBS USA Finance, Inc.
11.625%, 05/01/2014		400,000	439,500
Kellogg Company
4.250%, 03/06/2013		330,000	352,186
Kraft Foods, Inc.
2.625%, 05/08/2013		185,000	187,566
6.500%, 02/09/2040		460,000	488,330
Kroger Company
6.800%, 04/01/2011		290,000	301,901
Land O’Lakes Capital Trust I
7.450%, 03/15/2028 (S)		450,000	387,000
Safeway, Inc.
5.800%, 08/15/2012		150,000	163,151
6.250%, 03/15/2014		80,000	90,088
Tesco PLC
5.875%, 09/12/2016	EUR	50,000	70,881
6.125%, 02/24/2022	GBP	50,000	79,050
The Kroger Company
3.900%, 10/01/2015		$340,000	352,043
7.500%, 01/15/2014		217,000	251,357
US Foodservice Corp.
10.250%, 06/30/2015 (S)		450,000	451,125

			6,031,150
Food Service - 0.01%
Compass Group PLC
7.000%, 12/08/2014	GBP	45,000	74,438
Forest Products & Paper - 0.40%
Boise Paper Holdings LLC
8.000%, 04/01/2020 (S)		$150,000	151,125
9.000%, 11/01/2017 (S)		200,000	211,250
Cascades, Inc.
7.750%, 12/15/2017 (S)		225,000	217,125
7.875%, 01/15/2020 (S)		150,000	148,500
Cellu Tissue Holdings, Inc.
11.500%, 06/01/2014		300,000	322,500
Celulosa Arauco y Constitucion SA
5.125%, 07/09/2013		80,000	83,763
8.625%, 08/15/2010		220,000	222,921
Clearwater Paper Corp.
10.625%, 06/15/2016 (S)		200,000	219,500
Domtar Corp.
9.500%, 08/01/2016		50,000	56,750

The accompanying notes are an integral part of the financial statements.	226

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Forest Products & Paper (continued)
Georgia-Pacific LLC
7.000%, 01/15/2015 (S)		$100,000	$100,000
7.125%, 01/15/2017 (S)		400,000	398,000
8.250%, 05/01/2016 (S)		75,000	78,000
NewPage Corp.
11.375%, 12/31/2014		600,000	561,000
Sappi Papier Holding AG
6.750%, 06/15/2012 (S)		300,000	291,000
Smurfit Kappa Acquisitions Company
7.250%, 11/15/2017	EUR	125,000	150,589
7.750%, 11/15/2019		254,000	309,120

			3,521,143
Gas - 0.13%
AGL Capital Corp.
5.250%, 08/15/2019		$300,000	310,614
Atmos Energy Corp.
5.950%, 10/15/2034		40,000	40,659
8.500%, 03/15/2019		55,000	68,975
Bord Gais Eireann
5.750%, 06/16/2014	EUR	50,000	66,578
CenterPoint Energy, Inc.
7.250%, 09/01/2010		$205,000	207,629
Centrica PLC
5.125%, 12/10/2014	GBP	50,000	77,175
7.125%, 12/09/2013	EUR	50,000	71,507
Piedmont Natural Gas Company, Inc.
6.000%, 12/19/2033		$15,000	15,539
Sempra Energy
6.000%, 10/15/2039		280,000	284,964

			1,143,640
Healthcare Products - 0.29%
Accellent, Inc.
8.375%, 02/01/2017 (S)		250,000	245,000
10.500%, 12/01/2013		200,000	193,000
Bausch & Lomb, Inc.
9.875%, 11/01/2015		200,000	204,000
Baxter International, Inc.
4.000%, 03/01/2014		100,000	106,415
Biomet, Inc.
11.625%, 10/15/2017		625,000	667,188
Boston Scientific Corp.
4.250%, 01/12/2011		245,000	245,844
4.500%, 01/15/2015		410,000	398,814
6.000%, 06/15/2011		100,000	101,938
Medtronic, Inc.
4.375%, 09/15/2010		145,000	146,581
Universal Hospital Services, Inc.
4.134%, 06/01/2015		200,000	166,000
Universal Hospital Services, Inc., PIK
8.500%, 06/01/2015		100,000	96,000

			2,570,780
Healthcare Services - 0.73%
Centene Corp.
7.250%, 04/01/2014		450,000	451,125
Community Health Systems, Inc.
8.875%, 07/15/2015		150,000	153,563
Express Scripts, Inc.
6.250%, 06/15/2014		575,000	645,022
HCA, Inc.
8.500%, 04/15/2019 (S)		100,000	104,500
9.250%, 11/15/2016		250,000	261,875
HCA, Inc., PIK
9.625%, 11/15/2016		956,000	1,006,190

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Healthcare Services (continued)
Healthsouth Corp.
10.750%, 06/15/2016		$425,000	$459,000
Highmark, Inc.
6.800%, 08/15/2013 (S)		225,000	242,424
Oncure Medical Corp.
11.750%, 05/15/2017 (S)		250,000	242,500
Radiation Therapy Services, Inc.
9.875%, 04/15/2017 (S)		300,000	291,000
Symbion, Inc., PIK
11.000%, 08/23/2015		467,235	415,839
Tenet Healthcare Corp.
6.500%, 06/01/2012		225,000	226,125
9.875%, 07/01/2014		200,000	210,000
U.S. Oncology Holdings, Inc., PIK
6.643%, 03/15/2012		404,000	370,670
U.S. Oncology, Inc.
9.125%, 08/15/2017		250,000	252,188
10.750%, 08/15/2014		75,000	76,594
United Surgical Partners International, Inc.
8.875%, 05/01/2017		450,000	450,000
WellPoint, Inc.
5.000%, 01/15/2011		255,000	260,751
6.000%, 02/15/2014		285,000	316,376

			6,435,742
Holding Companies - 0.15%
Reynolds Group Issuer, Inc.
7.750%, 10/15/2016 (S)		275,000	272,250
8.000%, 12/15/2016 (S)	EUR	150,000	175,175
8.500%, 05/15/2018 (S)		$475,000	451,250
Stena AB
6.125%, 02/01/2017	EUR	85,000	99,788
Susser Holdings LLC / Susser
Finance Corp.
8.500%, 05/15/2016 (S)		$300,000	296,250
Voto-Votorantim, Ltd.
5.250%, 04/28/2017	EUR	50,000	60,144

			1,354,857
Home Builders - 0.26%
Beazer Homes USA, Inc.
9.125%, 06/15/2018		$575,000	540,500
Corp GEO SAB de CV
8.875%, 09/25/2014 (S)		100,000	101,000
Desarrolladora Homex SAB de CV
7.500%, 09/28/2015		46,000	43,930
9.500%, 12/11/2019 (S)		100,000	97,500
K Hovnanian Enterprises, Inc.
10.625%, 10/15/2016		325,000	332,313
Lennar Corp.
5.600%, 05/31/2015		45,000	40,388
5.950%, 10/17/2011		25,000	25,563
MDC Holdings, Inc.
5.375%, 12/15/2014		60,000	61,047
5.625%, 02/01/2020		260,000	246,511
NVR, Inc.
5.000%, 06/15/2010		115,000	115,085
Pulte Homes, Inc.
5.200%, 02/15/2015		75,000	69,938
Standard Pacific Corp.
8.375%, 05/15/2018		100,000	95,750
10.750%, 09/15/2016		250,000	271,250
Urbi Desarrollos Urbanos SAB de CV
8.500%, 04/19/2016		125,000	124,375

The accompanying notes are an integral part of the financial statements.	227

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Home Builders (continued)
Urbi Desarrollos Urbanos SAB de
CV (continued)
9.500%, 01/21/2020 (S)		$100,000	$100,500

			2,265,650
Home Furnishings - 0.05%
Sealy Mattress Company
8.250%, 06/15/2014		125,000	124,375
10.875%, 04/15/2016 (S)		200,000	219,000
Whirlpool Corp.
6.125%, 06/15/2011		80,000	83,112

			426,487
Household Products - 0.16%
ACCO Brands Corp.
10.625%, 03/15/2015		125,000	135,313
Central Garden and Pet Company
8.250%, 03/01/2018		225,000	222,750
Controladora Mabe SA CV
7.875%, 10/28/2019 (S)		450,000	461,250
Scotts Miracle-Gro Company
7.250%, 01/15/2018		150,000	149,250
Yankee Acquisition Corp.
8.500%, 02/15/2015		400,000	401,000

			1,369,563
Insurance - 1.27%
ACE INA Holdings, Inc.
5.700%, 02/15/2017		240,000	260,788
Aflac, Inc.
6.900%, 12/17/2039		170,000	170,064
8.500%, 05/15/2019		420,000	499,424
Allianz Finance II BV
6.500%, 01/13/2025	EUR	35,000	45,769
Allstate Life Funding LLC
6.375%, 01/17/2011	GBP	49,000	73,036
American International Group, Inc.
8.250%, 08/15/2018		$925,000	901,875
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		800,000	624,000
Aviva PLC
6.875%, 05/22/2038	EUR	50,000	60,850
Berkshire Hathaway Finance Corp.
4.600%, 05/15/2013		$300,000	322,425
Cloverie PLC for Zurich
Insurance Company
7.500%, 07/24/2039	EUR	50,000	68,138
Genworth Financial, Inc.
8.625%, 12/15/2016		$45,000	48,444
HUB International Holdings, Inc.
9.000%, 12/15/2014 (S)		550,000	517,000
10.250%, 06/15/2015 (S)		975,000	892,125
Legal & General Group PLC, EMTN
(4.000% to 06/08/2015 then 3 month
EURIBOR +1.700%)
06/08/2025	EUR	60,000	65,645
Lincoln National Corp.
8.750%, 07/01/2019		$170,000	209,165
MetLife, Inc.
6.750%, 06/01/2016		395,000	442,633
Metropolitan Life Global Funding I
2.500%, 01/11/2013 (S)		355,000	357,543
2.875%, 09/17/2012 (S)		80,000	81,751
4.625%, 05/16/2017	EUR	100,000	128,243

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Metropolitan Life Global Funding I (continued)
5.125%, 11/09/2011 to 06/10/2014 (S)		$300,000	$317,942
Muenchener Rueckversicherungs AG
5.767%, 06/29/2049	EUR	50,000	55,319
New York Life Global Funding
2.250%, 12/14/2012 (S)		$420,000	426,236
4.375%, 01/19/2017	EUR	100,000	126,610
NLV Financial Corp.
7.500%, 08/15/2033 (S)		$285,000	266,004
Ohio National Financial Services, Inc.
6.350%, 04/01/2013 (S)		15,000	15,398
Pacific Life Funding LLC
5.125%, 01/20/2015	GBP	89,000	134,808
Pacific Lifecorp.
6.000%, 02/10/2020 (S)		$385,000	400,962
PartnerRe Finance B LLC
5.500%, 06/01/2020		290,000	272,923
Principal Financial Global Funding
II LLC
4.500%, 01/26/2017	EUR	50,000	59,419
Principal Financial Group, Inc.
6.050%, 10/15/2036		$180,000	168,114
7.875%, 05/15/2014		385,000	440,986
8.875%, 05/15/2019		135,000	165,677
Principal Life Income Funding Trusts
5.200%, 11/15/2010		40,000	40,752
Provident Companies, Inc.
7.000%, 07/15/2018		435,000	455,398
Prudential Financial, Inc.
2.750%, 01/14/2013		95,000	95,167
3.625%, 09/17/2012		325,000	331,826
4.750%, 09/17/2015		395,000	406,145
6.200%, 01/15/2015		175,000	192,560
Reinsurance Group of America, Inc.
6.450%, 11/15/2019		250,000	261,808
Sun Life Assurance Company
6.150%, 06/30/2022 (P)	CAD	25,000	25,321
The Allstate Corp.
7.450%, 05/16/2019		$270,000	319,759
The Travelers Companies, Inc.
5.900%, 06/02/2019		175,000	191,471
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)		105,000	113,044
USI Holdings Corp.
9.750%, 05/15/2015 (S)		225,000	204,750

			11,257,317
Internet - 0.09%
Equinix, Inc.
8.125%, 03/01/2018		275,000	279,125
NetFlix, Inc.
8.500%, 11/15/2017		225,000	232,313
Terremark Worldwide, Inc.
12.250%, 06/15/2017 (S)		250,000	283,750

			795,188
Investment Companies - 0.05%
Xstrata Finance Canada, Ltd.
5.500%, 11/16/2011 (S)		420,000	439,219
Iron & Steel - 0.61%
AK Steel Corp.
7.625%, 05/15/2020		225,000	222,188
Allegheny Technologies, Inc.
9.375%, 06/01/2019		165,000	193,239

The accompanying notes are an integral part of the financial statements.	228

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Iron & Steel (continued)
ArcelorMittal
5.375%, 06/01/2013		$800,000	$834,378
9.375%, 06/03/2016	EUR	100,000	146,459
Cliffs Natural Resources, Inc.
5.900%, 03/15/2020		$235,000	245,089
CSN Islands XI Corp.
6.875%, 09/21/2019		100,000	101,625
Edgen Murray Corp.
12.250%, 01/15/2015 (S)		600,000	540,000
Evraz Group SA
8.875%, 04/24/2013		200,000	199,750
Metals USA, Inc.
11.125%, 12/01/2015		175,000	178,063
Ryerson Holding Corp.
zero coupon, 02/01/2015 (S)		1,000,000	453,750
Ryerson, Inc.
12.000%, 11/01/2015		450,000	457,875
Steel Capital SA
9.750%, 07/29/2013 (S)		775,000	809,501
Steel Dynamics, Inc.
6.750%, 04/01/2015		140,000	135,100
Tube City IMS Corp.
9.750%, 02/01/2015		675,000	668,250
Usiminas Commercial, Ltd.
7.250%, 01/18/2018		230,000	242,363

			5,427,630
Leisure Time - 0.08%
Cirsa Finance Luxembourg SA
8.750%, 05/15/2014 to 05/15/2018	EUR	350,000	409,836
Easton-Bell Sports, Inc.
9.750%, 12/01/2016 (S)		$100,000	103,250
Royal Caribbean Cruises, Ltd.
7.000%, 06/15/2013		100,000	98,375
Travelport LLC
11.875%, 09/01/2016		125,000	125,938

			737,399
Lodging - 0.63%
Ameristar Casinos, Inc.
9.250%, 06/01/2014		300,000	307,500
Gaylord Entertainment Company
6.750%, 11/15/2014		300,000	277,500
Grupo Posadas SAB de CV
9.250%, 01/15/2015 (S)		300,000	301,500
Harrah’s Operating Company, Inc.
10.000%, 12/15/2015 to 12/15/2018		850,000	685,000
11.250%, 06/01/2017		850,000	890,375
Hyatt Hotels Corp.
5.750%, 08/15/2015 (S)		240,000	250,197
MGM Mirage, Inc.
9.000%, 03/15/2020 (S)		325,000	325,813
11.375%, 03/01/2018 (S)		575,000	531,875
13.000%, 11/15/2013		250,000	285,000
MGM Resorts International
10.375%, 05/15/2014		150,000	159,375
11.125%, 11/15/2017		525,000	568,313
Wyndham Worldwide Corp.
7.375%, 03/01/2020		115,000	116,371
Wynn Las Vegas LLC
7.875%, 11/01/2017 (S)		925,000	915,750

			5,614,569
Machinery-Construction & Mining - 0.03%
Terex Corp.
8.000%,		275,000	255,063

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Machinery-Construction & Mining (continued)
Terex Corp. (continued)
10.875%, 06/01/2016		$25,000	$26,875

			281,938
Machinery-Diversified - 0.16%
Columbus McKinnon Corp.
8.875%, 11/01/2013		575,000	577,156
CPM Holdings, Inc.
10.625%, 09/01/2014 (S)		125,000	133,281
MAN SE
7.250%, 05/20/2016	EUR	25,000	36,775
Roper Industries, Inc.
6.250%, 09/01/2019		$335,000	361,291
The Manitowoc Company, Inc.
7.125%, 11/01/2013		200,000	201,750
9.500%, 02/15/2018		125,000	122,813

			1,433,066
Media - 2.64%
AOL Time Warner, Inc.
6.875%, 05/01/2012		215,000	234,301
Bertelsmann AG
4.750%, 09/26/2016	EUR	75,000	95,880
BHP Billiton Finance USA, Ltd.
5.400%, 03/29/2017		$170,000	185,482
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)		155,000	173,080
9.500%, 11/15/2018 (S)		320,000	411,008
Cablemas SA de CV
9.375%, 11/15/2015		200,000	211,000
Cablevision Systems Corp.
7.750%, 04/15/2018		525,000	513,188
8.000%, 04/15/2020		225,000	221,625
CBS Corp.
5.750%, 04/15/2020		335,000	342,044
6.625%, 05/15/2011		160,000	166,542
CCO Holdings LLC / CCO Holdings
Capital Corp.
7.875%, 04/30/2018 (S)		375,000	367,969
8.125%, 04/30/2020 (S)		175,000	173,250
Cengage Learning Acquisitions, Inc.
13.250%, 07/15/2015 (S)		475,000	451,250
Cequel Communications Holdings I LLC
8.625%, 11/15/2017 (S)		375,000	361,875
Charter Communications, Inc.
10.875%, 09/15/2014 (S)		300,000	327,750
Clear Channel Communications, Inc.
5.000%, 03/15/2012		225,000	194,625
10.750%, 08/01/2016		450,000	333,000
Clear Channel Worldwide Holdings,
Inc., Series B
9.250%, 12/15/2017 (S)		350,000	356,125
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013		149,000	172,639
Comcast Cable Communications, Inc.
6.750%, 01/30/2011		345,000	357,210
Comcast Corp.
6.400%, 03/01/2040		365,000	383,945
6.950%, 08/15/2037		315,000	351,105
COX Communications, Inc.
6.250%, 06/01/2018 (S)		255,000	279,487
7.125%, 10/01/2012		171,000	190,341
7.750%, 11/01/2010		250,000	256,455
8.375%, 03/01/2039 (S)		185,000	241,086

The accompanying notes are an integral part of the financial statements.	229

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Media (continued)
CSC Holdings, Inc.
8.500%, 04/15/2014 to 06/15/2015 (S)		$125,000	$129,750
CW Media Holdings, Inc., PIK
13.500%, 08/15/2015 (S)		108,431	122,527
DirecTV Holdings LLC
3.550%, 03/15/2015 (S)		325,000	324,619
4.750%, 10/01/2014		290,000	306,865
5.875%, 10/01/2019		695,000	738,613
Discovery Communications LLC
3.700%, 06/01/2015		350,000	351,198
5.625%, 08/15/2019		370,000	390,206
Grupo Televisa SA
6.625%, 01/15/2040		285,000	285,304
Historic TW, Inc.
6.875%, 06/15/2018		890,000	1,023,205
ITV PLC
10.000%, 06/30/2014	EUR	50,000	68,841
Kabel Deutschland GmbH
10.625%, 07/01/2014		$375,000	387,188
10.750%, 07/01/2014	EUR	70,000	89,063
NBC Universal, Inc.
5.150%, 04/30/2020 (S)		$920,000	939,290
Net Servicos de Comunicacao SA
7.500%, 01/27/2020		300,000	301,500
News America, Inc.
6.150%, 03/01/2037		905,000	916,817
7.850%, 03/01/2039		85,000	104,097
Nexstar Broadcasting, Inc.
7.000%, 01/15/2014		105,000	93,581
Nexstar Broadcasting, Inc., PIK
7.000%, 01/15/2014 (S)		318,405	283,778
Nexstar Finance Holdings LLC
11.375%, 04/01/2013		223,713	210,570
Nielsen Finance LLC
10.000%, 08/01/2014		225,000	228,656
11.500%, 05/01/2016		100,000	106,000
11.625%, 02/01/2014		250,000	267,500
Rogers Communications, Inc.
6.250%, 06/15/2013		280,000	310,295
Sirius XM Radio, Inc.
8.750%, 04/01/2015 (S)		700,000	679,000
9.750%, 09/01/2015 (S)		150,000	159,000
TCM Sub LLC
3.550%, 01/15/2015 (S)		765,000	773,566
The McClatchy Company
11.500%, 02/15/2017 (S)		350,000	351,750
Thomson Reuters Corp.
5.200%, 12/01/2014	CAD	25,000	25,330
5.950%, 07/15/2013		$345,000	382,742
6.500%, 07/15/2018		455,000	523,183
Time Warner Cable, Inc.
5.400%, 07/02/2012		470,000	503,803
7.500%, 04/01/2014		240,000	276,456
8.250%, 02/14/2014		215,000	251,855
Time Warner, Inc.
7.700%, 05/01/2032		295,000	341,672
Unitymedia Hessen GmbH & Company
KG / Unitymedia NRW GmbH
8.125%, 12/01/2017 (S)		325,000	318,500
Univision Communications, Inc.
12.000%, 07/01/2014 (S)		350,000	376,250
Univision Communications, Inc., PIK
9.750%, 03/15/2015 (S)		1,567,776	1,330,650
Videotron Ltee
6.375%, 12/15/2015		125,000	119,375

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Media (continued)
Videotron Ltee (continued)
6.875%, 01/15/2014		$15,000	$14,925
9.125%, 04/15/2018		100,000	107,000
WPP PLC
6.625%, 05/12/2016	EUR	50,000	69,715
XM Satellite Radio, Inc.
11.250%, 06/15/2013 (S)		$175,000	187,250
13.000%, 08/01/2013 (S)		1,125,000	1,231,875

			23,355,622
Metal Fabricate/Hardware - 0.10%
Hawk Corp.
8.750%, 11/01/2014		331,000	331,000
Severstal Columbus LLC
10.250%, 02/15/2018 (S)		375,000	388,125
Valmont Industries, Inc.
6.625%, 04/20/2020		200,000	203,086

			922,211
Mining - 0.77%
Barrick Australian Finance Ltd.
5.950%, 10/15/2039		225,000	225,054
Barrick Gold Finance Company LLC
6.125%, 09/15/2013		565,000	627,097
BHP Billiton Finance, Ltd.
4.750%, 04/04/2012	EUR	50,000	64,744
Cameco Corp.
5.670%, 09/02/2019	CAD	25,000	24,770
Clarendon Alumina Production, Ltd.
8.500%, 11/16/2021		$100,000	97,705
Corp Nacional del Cobre de Chile
7.500%, 01/15/2019 (S)		360,000	425,060
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017		370,000	402,375
Novelis, Inc.
7.250%, 02/15/2015		325,000	304,623
11.500%, 02/15/2015		525,000	569,625
Placer Dome, Inc.
6.450%, 10/15/2035		315,000	343,236
Rio Tinto Finance USA, Ltd.
5.875%, 07/15/2013		455,000	496,720
8.950%, 05/01/2014		560,000	672,759
Southern Copper Corp.
5.375%, 04/16/2020		80,000	79,403
7.500%, 07/27/2035		200,000	206,851
Teck Resources, Ltd.
9.750%, 05/15/2014		25,000	29,388
10.250%, 05/15/2016		525,000	616,875
10.750%, 05/15/2019		460,000	554,300
Vale Overseas, Ltd.
6.250%, 01/23/2017		300,000	322,115
6.875%, 11/10/2039		100,000	99,606
Vedanta Resources PLC
9.500%, 07/18/2018 (S)		600,000	612,000

			6,774,306
Miscellaneous Manufacturers - 0.43%
3M Company
4.650%, 12/15/2012		405,000	440,353
5.700%, 03/15/2037		200,000	218,396
AGY Holding Corp.
11.000%, 11/15/2014		250,000	200,000
American Railcar Industries, Inc.
7.500%, 03/01/2014		350,000	331,625
Amsted Industries, Inc.
8.125%, 03/15/2018 (S)		200,000	198,000

The accompanying notes are an integral part of the financial statements.	230

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturers (continued)
Bombardier, Inc.
6.300%, 05/01/2014 (S)		$225,000	$229,500
7.250%, 11/15/2016	EUR	50,000	61,772
7.450%, 05/01/2034 (S)		$300,000	273,000
8.000%, 11/15/2014 (S)		50,000	51,750
Colt Defense LLC
8.750%, 11/15/2017 (S)		200,000	160,000
Danaher European Finance Company
4.500%, 07/22/2013	EUR	50,000	65,237
Honeywell International, Inc.
4.250%, 03/01/2013		$210,000	225,554
Koppers, Inc.
7.875%, 12/01/2019 (S)		150,000	150,750
RBS Global, Inc.
8.500%, 05/01/2018 (S)		850,000	807,500
Reddy Ice Corp.
11.250%, 03/15/2015 (S)		350,000	353,500

			3,766,937
Office & Business Equipment - 0.12%
Xerox Corp.
5.500%, 05/15/2012		35,000	37,325
5.650%, 05/15/2013		370,000	398,651
6.350%, 05/15/2018		350,000	379,408
8.250%, 05/15/2014		180,000	209,721

			1,025,105
Oil & Gas - 3.10%
Antero Resources Finance Corp.
9.375%, 12/01/2017 (S)		650,000	637,000
Apache Corp.
6.000%, 01/15/2037		80,000	86,138
ATP Oil & Gas Corp.
11.875%, 05/01/2015 (S)		275,000	215,875
Berry Petroleum Company
10.250%, 06/01/2014		300,000	319,500
BG Energy Capital PLC
5.125%, 12/07/2017	GBP	50,000	78,420
Bill Barrett Corp.
9.875%, 07/15/2016		$300,000	310,500
Canadian Natural Resources, Ltd.
4.500%, 01/23/2013	CAD	25,000	24,805
5.150%, 02/01/2013		$180,000	192,720
6.250%, 03/15/2038		430,000	444,876
6.450%, 06/30/2033		75,000	76,982
Chesapeake Energy Corp.
6.375%, 06/15/2015		175,000	174,563
9.500%, 02/15/2015		100,000	108,250
Concho Resources, Inc.
8.625%, 10/01/2017		675,000	683,438
Connacher Oil and Gas, Ltd.
10.250%, 12/15/2015 (S)		800,000	768,000
ConocoPhillips
6.500%, 02/01/2039		250,000	287,027
ConocoPhillips Canada
5.300%, 04/15/2012		340,000	363,641
Denbury Resources, Inc.
8.250%, 02/15/2020		374,000	386,155
9.750%, 03/01/2016		325,000	346,938
Devon Energy Corp.
5.625%, 01/15/2014		105,000	115,857
Devon Financing Corp.
6.875%, 09/30/2011		335,000	358,003
7.875%, 09/30/2031		375,000	468,403

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Diamond Offshore Drilling, Inc.
4.875%, 07/01/2015		$240,000	$254,987
5.150%, 09/01/2014		330,000	350,349
5.700%, 10/15/2039		75,000	70,723
5.875%, 05/01/2019		80,000	86,172
Ecopetrol SA
7.625%, 07/23/2019		100,000	111,250
EnCana Corp.
5.800%, 01/18/2018 (S)	CAD	30,000	30,846
5.900%, 12/01/2017		$380,000	421,090
6.500%, 05/15/2019 to 08/15/2034		410,000	446,090
Encore Acquisition Company
9.500%, 05/01/2016		150,000	159,000
EOG Resources, Inc.
5.625%, 06/01/2019		50,000	55,477
5.875%, 09/15/2017		185,000	206,062
6.125%, 10/01/2013		215,000	241,987
Forest Oil Corp.
8.500%, 02/15/2014		100,000	102,750
Gaz Capital for Gazprom
4.560%, 12/09/2012	EUR	150,000	188,103
8.625%, 04/28/2034		$175,000	192,719
Gaz Capital SA
7.288%, 08/16/2037		490,000	471,674
8.125%, 07/31/2014 (S)		100,000	106,500
8.146%, 04/11/2018		300,000	316,530
Hercules Offshore, Inc.
10.500%, 10/15/2017 (S)		275,000	255,750
Hess Corp.
6.000%, 01/15/2040		130,000	131,430
7.875%, 10/01/2029		368,000	450,128
8.125%, 02/15/2019		55,000	67,876
Hilcorp Energy I LP
7.750%, 11/01/2015 (S)		450,000	438,750
8.000%, 02/15/2020 (S)		375,000	363,750
KazMunaiGaz Finance Sub BV
9.125%, 07/02/2018		400,000	440,680
11.750%, 01/23/2015 (S)		250,000	297,500
Linn Energy LLC
8.625%, 04/15/2020 (S)		875,000	866,250
Marathon Oil Corp.
5.900%, 03/15/2018		100,000	107,668
6.000%, 10/01/2017		220,000	240,764
6.500%, 02/15/2014		85,000	95,585
6.600%, 10/01/2037		230,000	241,390
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)		130,000	143,850
Nabors Industries, Inc.
5.375%, 08/15/2012		130,000	137,935
9.250%, 01/15/2019		415,000	505,299
Nak Naftogaz Ukraine
9.500%, 09/30/2014		300,000	307,509
NuStar Logistics LP
7.650%, 04/15/2018		180,000	202,607
OPTI Canada, Inc.
8.250%, 12/15/2014		675,000	577,125
Parker Drilling Company
9.125%, 04/01/2018 (S)		125,000	118,750
Pemex Project Funding Master Trust
1.557%, 06/15/2010 (P)(S)		150,000	149,250
5.750%, 03/01/2018		965,000	979,772
6.250%, 08/05/2013	EUR	120,000	157,841
7.500%, 12/18/2013	GBP	50,000	77,005
Penn Virginia Corp.
10.375%, 06/15/2016		$175,000	186,375

The accompanying notes are an integral part of the financial statements.	231

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Petro-Canada
6.800%, 05/15/2038	$125,000	$135,036
Petrobras International Finance Company
5.750%, 01/20/2020	360,000	357,270
5.875%, 03/01/2018	260,000	268,321
7.875%, 03/15/2019	115,000	130,102
PetroHawk Energy Corp.
7.875%, 06/01/2015	150,000	145,313
9.125%, 07/15/2013	250,000	256,250
10.500%, 08/01/2014	425,000	449,438
Petroleos de Venezuela SA
4.900%, 10/28/2014	1,062,000	639,855
5.250%, 04/12/2017	1,708,000	939,400
Petroleos Mexicanos
4.875%, 03/15/2015 (S)	200,000	205,200
8.000%, 05/03/2019	310,000	357,275
Petroleum Company of
Trinidad & Tobago, Ltd.
9.750%, 08/14/2019 (S)	200,000	219,000
Plains Exploration & Production Company
7.000%, 03/15/2017	125,000	114,375
10.000%, 03/01/2016	175,000	181,563
Pride International, Inc.
8.500%, 06/15/2019	150,000	164,250
Quicksilver Resources, Inc.
11.750%, 01/01/2016	400,000	436,000
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017 (S)	225,000	212,625
Rowan Companies, Inc.
7.875%, 08/01/2019	230,000	260,895
SandRidge Energy, Inc.
3.916%, 04/01/2014	500,000	436,855
SandRidge Energy, Inc., PIK
8.625%, 04/01/2015	150,000	139,500
SeaRiver Maritime, Inc.
zero coupon, 09/01/2012	315,000	298,120
Shell International Finance BV
1.875%, 03/25/2013	360,000	361,107
4.300%, 09/22/2019	210,000	211,866
Sunoco, Inc.
9.625%, 04/15/2015	218,000	260,328
Swift Energy Company
8.875%, 01/15/2020	500,000	491,250
Transocean, Inc.
5.250%, 03/15/2013	305,000	311,765
Valero Energy Corp.
6.125%, 06/15/2017	510,000	534,456
9.375%, 03/15/2019	140,000	165,788
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)	150,000	155,823
XTO Energy, Inc.
4.625%, 06/15/2013	450,000	482,492
5.650%, 04/01/2016	120,000	135,908
YPF SA
10.000%, 11/02/2028	220,000	236,500

		27,494,165
Oil & Gas Services - 0.24%
Aquilex Holdings LLC
11.125%, 12/15/2016 (S)	250,000	250,000
Cie Generale de Geophysique-Veritas
7.500%, 05/15/2015	100,000	97,000
Complete Production Services, Inc.
8.000%, 12/15/2016	725,000	714,125

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Smith International, Inc.
8.625%, 03/15/2014		$325,000	$386,089
Weatherford International, Inc.
5.950%, 06/15/2012		380,000	404,526
Weatherford International, Ltd.
9.625%, 03/01/2019		200,000	244,910

			2,096,650
Packaging & Containers - 0.59%
Ardagh Glass Finance PLC
7.125%, 06/15/2017	EUR	350,000	395,835
8.750%, 02/01/2020		200,000	243,401
Ardagh Glass Group PLC, PIK
10.750%, 03/01/2015		200,000	239,714
Ball Corp.
7.125%, 09/01/2016		$400,000	410,000
7.375%, 09/01/2019		250,000	253,125
Berry Plastics Corp.
8.250%, 11/15/2015		525,000	515,813
8.875%, 09/15/2014		150,000	144,000
Beverage Packaging Holdings
Luxembourg II SA
9.500%, 06/15/2017	EUR	700,000	834,695
Clondalkin Acquisition BV
2.257%, 12/15/2013 (S)		$175,000	165,156
2.650%, 12/15/2013	EUR	90,000	102,339
Graphic Packaging International, Inc.
9.500%, 08/15/2013 to 06/15/2017		$425,000	440,313
Plastipak Holdings, Inc.
8.500%, 12/15/2015 (S)		525,000	519,750
10.625%, 08/15/2019 (S)		225,000	245,250
Rock-Tenn Company
9.250%, 03/15/2016		225,000	237,938
Smurfit-Stone Container Enterprises, Inc.
8.000%, 03/15/2017 (H)		575,000	490,188

			5,237,517
Pharmaceuticals - 0.39%
AmerisourceBergen Corp.
4.875%, 11/15/2019		80,000	81,362
5.625%, 09/15/2012		245,000	265,217
BioScrip, Inc.
10.250%, 10/01/2015 (S)		75,000	73,125
Eli Lilly & Company
5.550%, 03/15/2037		205,000	210,250
Express Scripts, Inc.
5.250%, 06/15/2012		400,000	428,033
Mead Johnson Nutrition Company
4.900%, 11/01/2019 (S)		225,000	231,313
Merck Financial Services GmbH, EMTN
3.375%, 03/24/2015	EUR	100,000	126,050
Mylan, Inc.
7.625%, 07/15/2017 (S)		$200,000	201,500
Novartis Capital Corp.
1.900%, 04/24/2013		295,000	297,556
Novasep Holding SAS
9.625%, 12/15/2016	EUR	60,000	68,783
9.750%, 12/15/2016 (S)		$300,000	291,188
Teva Pharmaceutical Finance
Company LLC
5.550%, 02/01/2016		95,000	107,174
Valeant Pharmaceuticals International
8.375%, 06/15/2016		200,000	204,500
Watson Pharmaceuticals, Inc.
5.000%, 08/15/2014		260,000	275,932

The accompanying notes are an integral part of the financial statements.	232

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Watson Pharmaceuticals, Inc. (continued)
6.125%, 08/15/2019		$210,000	$224,835
Wyeth
5.950%, 04/01/2037		355,000	382,468

			3,469,286
Pipelines - 0.95%
Boardwalk Pipelines LP
5.500%, 02/01/2017		305,000	321,644
5.750%, 09/15/2019		205,000	215,513
Buckeye Partners LP
5.500%, 08/15/2019		505,000	515,924
6.050%, 01/15/2018		140,000	151,876
Colorado Interstate Gas Company
5.950%, 03/15/2015		150,000	159,593
Crosstex Energy Finance Corp.
8.875%, 02/15/2018 (S)		400,000	394,000
DCP Midstream LLC
9.700%, 12/01/2013 (S)		140,000	167,339
Dynegy Holdings, Inc.
7.500%, 06/01/2015		375,000	307,500
El Paso Corp.
8.250%, 02/15/2016		225,000	232,875
12.000%, 12/12/2013		500,000	577,500
El Paso Natural Gas Company
5.950%, 04/15/2017		99,000	103,533
Enbridge Energy Partners LP
5.200%, 03/15/2020		70,000	70,512
Enbridge, Inc.
7.200%, 06/18/2032	CAD	28,000	32,020
Enogex LLC
6.250%, 03/15/2020 (S)		$175,000	182,750
Enterprise Products Operating LLC
5.250%, 01/31/2020		140,000	140,516
5.900%, 04/15/2013		300,000	324,237
6.300%, 09/15/2017		215,000	235,063
7.550%, 04/15/2038		300,000	336,492
9.750%, 01/31/2014		130,000	156,878
Enterprise Products Operating
LLC, Series K
4.950%, 06/01/2010		110,000	110,000
Gulfstream Natural Gas System LLC
6.950%, 06/01/2016 (S)		90,000	101,548
Kinder Morgan Finance Company
5.700%, 01/05/2016		480,000	458,400
Kinder Morgan, Inc.
6.500%, 09/01/2012		139,000	144,213
Magellan Midstream Partners LP
6.550%, 07/15/2019		145,000	161,060
Northwest Pipeline Corp.
5.950%, 04/15/2017		65,000	71,538
Plains All American Pipeline LP
4.250%, 09/01/2012		195,000	203,397
5.750%, 01/15/2020		385,000	392,952
6.500%, 05/01/2018		200,000	216,386
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)		100,000	103,957
Southern Natural Gas Company
5.900%, 04/01/2017 (S)		99,000	103,518
Texas Gas Transmission LLC
5.500%, 04/01/2013 (S)		970,000	1,050,892
The Williams Companies, Inc.
7.750%, 06/15/2031		37,000	40,367
TransCanada Pipelines, Ltd.
7.125%, 01/15/2019		100,000	117,377

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Pipelines (continued)
Williams Partners LP
3.800%, 02/15/2015 (S)		$145,000	$144,895
6.300%, 04/15/2040 (S)		400,000	390,917

			8,437,182
Real Estate - 0.65%
Agile Property Holdings, Ltd.
10.000%, 11/14/2016 (S)		500,000	505,000
AMB Property LP
6.625%, 12/01/2019		185,000	195,319
Atlantic Finance, Ltd.
9.750%, 05/27/2014 (S)		250,000	259,985
AvalonBay Communities, Inc.
4.950%, 03/15/2013		60,000	63,408
6.100%, 03/15/2020		240,000	261,024
6.125%, 11/01/2012		97,000	105,369
CB Richard Ellis Services, Inc.
11.625%, 06/15/2017		150,000	167,250
Duke Realty LP
6.250%, 05/15/2013		230,000	243,804
ERP Operating LP
5.250%, 09/15/2014		190,000	202,306
Federal Realty Investment Trust
5.900%, 04/01/2020		55,000	57,093
6.000%, 07/15/2012		135,000	144,165
GE Capital Trust IV (4.625% to
09/15/2016 then 3 month
EURIBOR +1.600%)
09/15/2066 (S)	EUR	135,000	129,860
Hospitality Properties Trust
5.625%, 03/15/2017		$225,000	214,390
7.875%, 08/15/2014		145,000	159,375
Host Hotels & Resorts LP
6.750%, 06/01/2016		525,000	514,500
Kilroy Realty LP
6.625%, 06/01/2020 (S)		295,000	294,454
Kimco Realty Corp.
4.904%, 02/18/2015		60,000	61,765
Mack-Cali Realty LP
5.800%, 01/15/2016		75,000	79,254
7.750%, 08/15/2019		150,000	173,508
Reckson Operating Partnership LP
6.000%, 03/31/2016		335,000	331,634
Regency Centers LP
5.875%, 06/15/2017		120,000	124,740
6.000%, 06/15/2020		165,000	164,443
Simon Property Group LP
4.200%, 02/01/2015		140,000	143,387
4.600%, 06/15/2010		120,000	120,118
5.300%, 05/30/2013		90,000	96,539
6.750%, 05/15/2014		155,000	172,578
10.350%, 04/01/2019		35,000	45,424
Ventas Realty LP
6.500%, 06/01/2016		45,000	45,000
WEA Finance LLC
6.750%, 09/02/2019 (S)		220,000	243,347
7.500%, 06/02/2014 (S)		175,000	198,692
Westfield Capital Corp., Ltd.
4.375%, 11/15/2010(S)		155,000	157,193
WT Finance Australia Property, Ltd.
3.625%, 06/27/2012	EUR	50,000	62,408

			5,737,332

The accompanying notes are an integral part of the financial statements.	233

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Real Estate - 0.04%
Realogy Corp.
10.500%, 04/15/2014		$450,000	382,500
Retail - 1.21%
Advance Auto Parts, Inc.
5.750%, 05/01/2020		280,000	287,428
AmeriGas Partners LP
7.125%, 05/20/2016		25,000	24,875
Arcos Dorados BV
7.500%, 10/01/2019 (S)		500,000	510,000
Burlington Coat Factory Warehouse Corp.
11.125%, 04/15/2014		275,000	283,938
Couche-Tard US LP
7.500%, 12/15/2013		300,000	299,250
CVS Caremark Corp.
1.754%, 09/10/2010 (P)		360,000	361,282
Dollar General Corp., PIK
11.875%, 07/15/2017		378,000	430,920
Home Depot, Inc.
5.200%, 03/01/2011		200,000	205,669
HSN, Inc.
11.250%, 08/01/2016		125,000	138,125
Inergy LP
8.750%, 03/01/2015		250,000	255,000
JC Penney Company, Inc.
5.650%, 06/01/2020		340,000	331,500
Kingfisher PLC
5.625%, 12/15/2014	GBP	30,000	46,312
Limited Brands, Inc.
8.500%, 06/15/2019		$200,000	213,000
Macy’s Retail Holdings, Inc.
5.350%, 03/15/2012		280,000	286,300
Marks & Spencer PLC, EMTN
5.625%, 03/24/2014	GBP	30,000	45,481
McDonald’s Corp.
5.700%, 02/01/2039		$125,000	133,278
Michaels Stores, Inc.
11.375%, 11/01/2016		250,000	257,188
Michaels Stores, Inc. (Zero Coupon Steps
up to 13.00% on 11/01/2011)
11/01/2016		625,000	553,125
Neiman Marcus Group, Inc.
10.375%, 10/15/2015		750,000	738,750
Next PLC
5.875%, 10/12/2016	GBP	50,000	77,257
Nordstrom, Inc.
4.750%, 05/01/2020		$185,000	185,715
6.750%, 06/01/2014		50,000	57,374
O’Charleys, Inc.
9.000%, 11/01/2013		250,000	248,750
OSI Restaurant Partners, Inc.
10.000%, 06/15/2015		250,000	245,000
PPR
8.625%, 04/03/2014	EUR	50,000	74,130
QVC, Inc.
7.125%, 04/15/2017 (S)		$600,000	583,500
7.500%, 10/01/2019 (S)		325,000	316,875
Rite Aid Corp.
8.625%, 03/01/2015		400,000	324,000
9.750%, 06/12/2016		125,000	132,656
10.250%, 10/15/2019		375,000	381,563
10.375%, 07/15/2016		75,000	76,500
Sally Holdings LLC
9.250%, 11/15/2014		425,000	435,625
10.500%, 11/15/2016		75,000	79,500

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Retail (continued)
Staples, Inc.
7.750%, 04/01/2011		$190,000	$199,468
9.750%, 01/15/2014		220,000	269,427
The Pantry, Inc.
7.750%, 02/15/2014		550,000	528,000
TJX Companies, Inc.
6.950%, 04/15/2019		115,000	139,152
Toys R Us Property Company LLC
8.500%, 12/01/2017 (S)		300,000	309,750
Wendy’s/Arby’s Restaurants LLC
10.000%, 07/15/2016		575,000	593,688
Wesfarmers, Ltd.
3.875%, 07/10/2015	EUR	50,000	62,944

			10,722,295
Savings & Loans - 0.01%
Nationwide Building Society
3.375%, 08/17/2015		55,000	66,466
Semiconductors - 0.01%
Advanced Micro Devices, Inc.
8.125%, 12/15/2017 (S)		$100,000	98,125
Software - 0.18%
Aspect Software, Inc.
10.625%, 05/15/2017 (S)		150,000	148,688
Dun & Bradstreet Corp.
5.500%, 03/15/2011		120,000	124,038
First Data Corp.
9.875%, 09/24/2015		225,000	181,125
First Data Corp., PIK
10.550%, 09/24/2015		341,959	264,163
Open Solutions, Inc.
9.750%, 02/01/2015 (S)		650,000	507,000
Oracle Corp.
5.000%, 01/15/2011		355,000	363,629

			1,588,643
Storage/Warehousing - 0.05%
Mobile Services Group, Inc.
9.750%, 08/01/2014		475,000	483,313
Telecommunications - 4.09%
Alcatel-Lucent
6.375%, 04/07/2014	EUR	80,000	95,394
America Movil SAB de CV
3.625%, 03/30/2015 (S)		$150,000	152,046
5.000%, 10/16/2019 (S)		220,000	219,938
5.625%, 11/15/2017		110,000	117,020
5.750%, 01/15/2015		190,000	209,638
6.375%, 03/01/2035		600,000	596,452
8.460%, 12/18/2036	MXN	1,000,000	69,303
American Tower Corp.
4.625%, 04/01/2015		$195,000	200,551
7.250%, 05/15/2019		660,000	730,950
Ameritech Capital Funding, Inc.
6.550%, 01/15/2028		130,000	134,004
AT&T, Inc.
4.950%, 01/15/2013		240,000	258,327
5.300%, 11/15/2010		125,000	127,429
5.800%, 02/15/2019		550,000	606,250
5.875%, 04/28/2017	GBP	50,000	79,458
6.700%, 11/15/2013		$115,000	131,516
British Telecommunications PLC
5.150%, 01/15/2013		530,000	553,122
9.125%, 12/15/2010		265,000	276,007

The accompanying notes are an integral part of the financial statements.	234

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Broadview Networks Holdings, Inc.
11.375%, 09/01/2012		$425,000	$408,000
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)		380,000	402,800
Cincinnati Bell, Inc.
7.000%, 02/15/2015		450,000	419,625
Cingular Wireless Services, Inc.
7.875%, 03/01/2011		455,000	477,545
Clearwire Communications LLC
12.000%, 12/01/2015 (S)		1,375,000	1,334,375
Cricket Communications, Inc.
7.750%, 05/15/2016		300,000	304,500
9.375%, 11/01/2014		350,000	352,625
10.000%, 07/15/2015		325,000	333,125
Crown Castle International Corp.
9.000%, 01/15/2015		250,000	262,813
Deutsche Telekom International
Finance BV
7.125%, 09/26/2012	GBP	60,000	95,768
8.125%, 05/29/2012	EUR	35,000	47,745
8.500%, 06/15/2010		$330,000	330,721
Digicel Group, Ltd.
8.250%, 09/01/2017 (S)		375,000	367,500
8.875%, 01/15/2015 (S)		930,000	899,775
10.500%, 04/15/2018 (S)		1,000,000	1,012,500
France Telecom SA
7.750%, 03/01/2011		120,000	125,835
GCI, Inc.
7.250%, 02/15/2014		475,000	465,500
GeoEye, Inc.
9.625%, 10/01/2015 (S)		150,000	150,750
Hughes Network Systems LLC
9.500%, 04/15/2014		450,000	447,750
Intelsat Corp.
9.250%, 06/15/2016		300,000	307,500
Intelsat Jackson Holdings SA
11.250%, 06/15/2016		325,000	342,875
Intelsat Jackson Holdings, Ltd.
8.500%, 11/01/2019 (S)		225,000	223,875
Intelsat Luxembourg SA
11.250%, 02/04/2017		1,525,000	1,502,125
Intelsat Subsidiary Holding Company, Ltd.
8.875%, 01/15/2015 (S)		300,000	301,500
iPCS, Inc., PIK
3.594%, 05/01/2014		571,202	514,082
KONINKLIJKE KPN NV
5.750%, 03/18/2016	GBP	50,000	78,162
7.500%, 02/04/2019	EUR	50,000	76,549
Level 3 Financing, Inc.
8.750%, 02/15/2017		$425,000	361,250
9.250%, 11/01/2014		375,000	341,250
MetroPCS Wireless, Inc.
9.250%, 11/01/2014		625,000	640,000
Millicom International Cellular SA
10.000%, 12/01/2013		75,000	77,438
Nextel Communications, Inc.
6.875%, 10/31/2013		275,000	263,313
7.375%, 08/01/2015		400,000	377,000
NII Capital Corp.
10.000%, 08/15/2016		1,025,000	1,096,750
Nordic Telephone Company
8.250%, 05/01/2016	EUR	100,000	125,696
OTE PLC
4.625%, 05/20/2016		50,000	58,795

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Paetec Holding Corp.
8.875%, 06/30/2017		$375,000	370,313
9.500%, 07/15/2015		350,000	340,375
Qwest Communications International,
Inc., Series B
7.500%, 02/15/2014		450,000	443,250
Qwest Corp.
3.507%, 06/15/2013		500,000	491,250
7.500%, 10/01/2014		175,000	184,188
Rogers Communications, Inc.
5.800%, 05/26/2016	CAD	25,000	25,448
6.375%, 03/01/2014		$400,000	449,629
6.800%, 08/15/2018		425,000	492,228
7.500%, 03/15/2015		140,000	165,024
Royal KPN NV
4.500%, 03/18/2013	EUR	80,000	104,232
Sable International Finance, Ltd.
7.750%, 02/15/2017 (S)		$250,000	255,000
SBA Telecommunications, Inc.
8.000%, 08/15/2016 (S)		100,000	103,000
8.250%, 08/15/2019 (S)		75,000	78,188
SBA Tower Trust
4.254%, 04/15/2015 (S)		225,000	234,101
SBC Communications, Inc.
6.450%, 06/15/2034		255,000	269,096
Sprint Capital Corp.
6.875%, 11/15/2028		575,000	477,969
8.750%, 03/15/2032		400,000	381,000
Sprint Nextel Corp.
0.688%, 06/28/2010 (P)		105,000	104,728
8.375%, 08/15/2017		1,350,000	1,326,375
Telecom Italia Capital SA
5.250%, 11/15/2013		785,000	816,517
6.175%, 06/18/2014		195,000	201,730
6.200%, 07/18/2011		90,000	93,659
Telecom Italia Finance SA
6.875%, 01/24/2013	EUR	90,000	120,400
Telecom Italia SpA, EMTN
8.250%, 03/21/2016		110,000	160,332
Telefonaktiebolaget LM Ericsson
5.000%, 06/24/2013		50,000	66,169
Telefonica Emisiones SAU
5.431%, 02/03/2014		100,000	131,358
5.855%, 02/04/2013		$170,000	181,938
5.877%, 07/15/2019		400,000	412,899
5.984%, 06/20/2011		185,000	193,073
6.221%, 07/03/2017		275,000	296,456
Telekom Finanzmanagement GmbH
6.375%, 01/29/2016	EUR	68,000	94,165
Telemar Norte Leste SA
9.500%, 04/23/2019		$200,000	235,000
Telesat Canada
11.000%, 11/01/2015		500,000	542,500
12.500%, 11/01/2017		300,000	339,000
Telus Corp.
4.950%, 03/15/2017	CAD	25,000	24,110
TPSA Eurofinance France SA
6.000%, 05/22/2014	EUR	100,000	138,307
Verizon Communications, Inc.
6.350%, 04/01/2019		$150,000	169,870
6.900%, 04/15/2038		70,000	78,348
Verizon Global Funding Corp.
7.750%, 12/01/2030		285,000	342,537
Verizon Virginia, Inc.
4.625%, 03/15/2013		1,040,000	1,099,258

The accompanying notes are an integral part of the financial statements.	235

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Wireless Capital LLC
3.750%, 05/20/2011		$200,000	$204,909
7.375%, 11/15/2013		315,000	367,246
8.500%, 11/15/2018		645,000	806,451
Viasat, Inc.
8.875%, 09/15/2016		150,000	151,500
VIP Finance Ireland, Ltd.
9.125%, 04/30/2018		500,000	528,750
Vodafone Group PLC
5.625%, 02/27/2017		205,000	222,553
West Corp.
9.500%, 10/15/2014		425,000	422,875
Wind Acquisition Finance SA
11.750%, 07/15/2017 (S)		765,000	796,701
12.000%, 12/01/2015 (S)		750,000	772,500
Wind Acquisition Holdings Finance
SA, PIK
12.250%, 07/15/2017 (S)		125,000	117,500
Windstream Corp.
8.625%, 08/01/2016		325,000	321,750

			36,230,572
Tobacco - 0.28%
Alliance One International, Inc.
10.000%, 07/15/2016 (S)		350,000	357,000
Altria Group, Inc.
8.500%, 11/10/2013		745,000	868,662
9.250%, 08/06/2019		550,000	652,372
Reynolds American, Inc.
7.250%, 06/01/2013		535,000	591,621

			2,469,655
Transportation - 0.13%
Canadian Pacific Railway Company
7.250%, 05/15/2019		260,000	305,214
CSX Corp.
5.750%, 03/15/2013		200,000	217,899
DP World Sukuk, Ltd.
6.250%, 07/02/2017		300,000	256,500
Kansas City Southern de Mexico SA
de CV
8.000%, 02/01/2018 (S)		225,000	224,719
Kansas City Southern Railway Company
13.000%, 12/15/2013		125,000	144,375

			1,148,707
Trucking&Leasing - 0.02%
Maxim Crane Works LP
12.250%, 04/15/2015 (S)		200,000	202,000
Water - 0.09%
Severn Trent Utilities Finance
PLC, EMTN
5.250%, 03/11/2016	EUR	65,000	88,397
Suez Environnement SA
6.250%, 04/08/2019		100,000	147,007
Veolia Environnement
4.875%, 05/28/2013		85,000	112,329
5.250%, 06/03/2013		$360,000	386,504
5.875%, 02/01/2012	EUR	30,000	39,477

			773,714

TOTAL CORPORATE BONDS (Cost $351,905,755)			$362,880,839

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS - 0.30%
California - 0.08%
Bay Area Toll Authority
6.263%, 04/01/2049	$200,000	$214,834
Los Angeles Department of Airports
6.582%, 05/15/2039	135,000	151,552
San Diego County Water Authority
6.138%, 05/01/2049	100,000	108,455
State of California
7.625%, 03/01/2040	220,000	238,212

		713,053
District of Columbia - 0.01%
District of Columbia
5.591%, 12/01/2034	40,000	41,982
Illinois - 0.07%
Chicago Illinois O’Hare
International Airport
6.395%, 01/01/2040	150,000	161,649
Chicago Illinois Transit Authority
6.899%, 12/01/2040	245,000	283,088
Chicago Metropolitan Water
Reclamation District
5.720%, 12/01/2038	165,000	182,553

		627,290
Kansas - 0.01%
Kansas Development Finance Authority
5.501%, 05/01/2034	120,000	123,458
Maryland - 0.02%
Maryland State Transportation Authority
5.888%, 07/01/2043	125,000	135,578
New York - 0.03%
Metropolitan Transportation Authority
7.336%, 11/15/2039	55,000	66,952
New York City Housing
Development Corp.
6.420%, 11/01/2027	105,000	109,027
New York City Municipal Water
Finance Authority
5.952%, 06/15/2042	95,000	98,646

		274,625
Oregon - 0.01%
State of Oregon
5.892%, 06/01/2027	60,000	65,550
Pennsylvania - 0.03%
Commonwealth of Pennsylvania
5.000%, 01/01/2018	240,000	264,758
Utah - 0.01%
Utah Transit Authority
5.937%, 06/15/2039	105,000	115,957
West Virginia - 0.03%
Tobacco Settlement Finance Authority
7.467%, 06/01/2047	315,000	248,954

TOTAL MUNICIPAL BONDS (Cost $2,513,277)		$2,611,205

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.60%
American Tower Trust,
Series 2007-1A, Class D
5.957%, 04/15/2037 (S)	350,000	368,406
Banc of America Commercial
Mortgage, Inc.
Series 2003-1, Class A1,
3.878%, 09/11/2036	99,059	100,301

The accompanying notes are an integral part of the financial statements.	236

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Commercial Mortgage,
Inc. (continued)
Series 2005-3, Class A2,
4.501%, 07/10/2043	$489,437	$494,591
Series 2003-1, Class A2,
4.648%, 09/11/2036	796,000	830,451
Series 2007-1,Class AAB,
5.422%, 01/15/2049	300,000	311,636
Banc of America Mortgage Securities
Series 2004-D, Class 2A2,
2.961%, 05/25/2034 (P)	55,882	53,594
Series 2004-A, Class 2A2,
3.519%, 02/25/2034 (P)	99,894	90,735
Series 2004-H, Class 2A2,
3.747%, 09/25/2034 (P)	130,020	117,111
Series 2004-I, Class 3A2,
4.860%, 10/25/2034 (P)	51,822	50,740
Series 2005-J, Class 2A1,
5.071%, 11/25/2035 (P)	312,218	262,785
Series 2005-J, Class 3A1,
5.245%, 11/25/2035 (P)	150,726	115,284
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	422,000	438,571
Series 2002-TOP8, Class A2,
4.830%, 08/15/2038	320,000	334,318
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	1,170,000	1,187,832
Series 2005-PW10, Class A1,
5.085%, 12/11/2040	165,241	166,234
Series 2007-PW17, Class A1,
5.282%, 06/11/2050	359,791	365,720
Series 2007-PW15, Class AAB,
5.315%, 02/11/2044	500,000	516,329
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	628,000	638,245
Series 2006-PWR12, Class A1,
5.546%, 09/11/2038 (P)	45,380	45,887
Series 1998-C1, Class A2,
6.440%, 06/16/2030	488	490
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2005-CD1, Class A1,
5.047%, 07/15/2044	21,502	21,482
Series 2007-CD4, Class ASB,
5.278%, 12/11/2049	45,000	46,154
Series 2006-CD3, Class AAB,
5.608%, 10/15/2048	250,000	264,659
Series 2006-CD3, Class A5,
5.617%, 10/15/2048	170,000	169,978
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A3
6.019%, 12/10/2049 (P)	1,225,000	1,292,148
Commercial Mortgage Pass
Through Certificates
Series 2006-C7, Class A4,
5.747%, 06/10/2046 (P)	265,000	273,402
Series 2007-C9, Class A4,
5.815%, 12/10/2049 (P)	230,000	231,603
Credit Suisse Mortgage
Capital Certificates
Series 2006-C4, Class A1,
4.771%, 09/15/2039	94,515	95,380

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Credit Suisse Mortgage Capital
Certificates (continued)
Series 2007-C4, Class A1,
5.540%, 09/15/2039 (P)	$35,772	$36,172
CS First Boston Mortgage Securities
Corp., Series 2005-C2, Class A4
4.832%, 04/15/2037	575,000	571,334
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
zero coupon 08/01/2028	5,894	5,220
Series 2568, Class KA,
4.250%, 12/15/2021	111,806	114,253
Series 2003-2614, Class IH IO,
4.500%, 05/15/2016	69,047	1,877
Series 2003-2586, Class NJ,
4.500%, 08/15/2016	99,017	101,766
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	20,745	1,348
Series 2688, Class DE,
4.500%, 02/15/2020	147,109	150,496
Series 232, Class IO, IO,
5.000%, 08/01/2035	1,260,280	242,702
Series 2003-41, Class YV,
5.500%, 04/25/2014	166,575	178,386
Series 2005-R003, Class VA,
5.500%, 08/15/2016	370,653	397,333
Series R005, Class AB,
5.500%, 12/15/2018	255,079	264,467
Series 2003-2686, Class JG,
5.500%, 04/15/2028	126,906	126,801
Series 3354, Class PA,
5.500%, 07/15/2028	378,555	389,880
Series R006, Class AK,
5.750%, 12/15/2018	257,107	265,140
Series 2006-3123, Class VB,
6.000%, 09/15/2013	143,329	148,470
Series 2006-R007, Class VA,
6.000%, 09/15/2016	136,147	143,245
Series R013, Class AB,
6.000%, 12/15/2021	91,339	94,782
Series 2006-3152, Class DA,
6.000%, 09/15/2025	36,088	36,168
Series 2006-3177, Class PA,
6.000%, 12/15/2026	36,652	36,646
Series 2006-3195, Class PN,
6.500%, 08/15/2030	352,174	362,211
Federal National Mortgage Association
Series 2004-21, Class AC,
4.000%, 05/25/2016	14,632	14,807
Series 400, Class 2, IO,
4.500%, 11/25/2039	3,873,452	939,615
Series 2005-46, Class CN,
5.000%, 01/25/2020	146,210	151,515
Series 2002-84, Class VA,
5.500%, 11/25/2013	114,117	120,795
Series 2006-B2, Class AB,
5.500%, 05/25/2014	115,081	117,327
Series 2005-57, Class PA,
5.500%, 05/25/2027	48,354	48,312
Series 2003-40, Class NI, IO,
5.500%, 11/25/2028	1,508	6
Series 2006-3136, Class PB,
6.000%, 01/15/2030	411,000	426,860
Series 319, Class 2 IO,
6.500%, 02/01/2032	22,300	4,641

The accompanying notes are an integral part of the financial statements.	237

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class A1,
5.082%, 11/10/2045	$418	$418
Series 2001-1, Class A2,
6.531%, 05/15/2033	432,203	443,351
GMAC Commercial Mortgage Securities,
Inc., Series 2001-C2, Class A2
6.700%, 04/15/2034	46,425	48,105
Government National
Mortgage Association
Series 1998-6, Class EA,
zero coupon 03/16/2028	24,241	21,937
Series 2004-43, Class A,
2.822%, 12/16/2019	348,659	350,917
Series 2004-44, Class PC,
5.500%, 05/20/2031	576,000	593,639
Series 1997-16, Class PL,
6.500%, 10/20/2027	258,131	283,323
Series 1998-12, Class Z,
6.500%, 05/20/2028	30,917	34,053
Series 2001-48, Class PC,
6.500%, 10/20/2031	183,159	200,004
Series 2001-56, Class PH,
6.500%, 11/20/2031	164,977	181,460
Greenwich Capital Commercial
Funding Corp.
Series 2005-GG3, Class A2,
4.305%, 08/10/2042	150,509	151,920
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	250,000	251,181
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	133,562	137,216
Series 2007-GG9, Class A1,
5.233%, 03/10/2039	3,649	3,647
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	560,996	582,745
Series 2006-LDP9, Class A1,
5.170%, 05/15/2047	127,766	129,973
Series 2006-CB17, Class A1,
5.279%, 12/12/2043	117,298	120,074
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	290,000	278,712
Series 2007-LD11, Class A4,
5.983%, 06/15/2049 (P)	400,000	374,184
Series 2001-CIBC, Class A3,
6.260%, 03/15/2033	227,468	231,033
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2,
3.246%, 03/15/2029	174,320	174,313
Series 2003-C7, Class A3,
4.559%, 09/15/2027 (P)	475,000	481,970
Series 2005-C1, Class A4,
4.742%, 02/15/2030	133,000	136,273
Series 2003-C8, Class A3,
4.830%, 11/15/2027	490,000	506,869
Series 2006-C7, Class A3,
5.347%, 11/15/2038	311,000	310,221
Series 2007-C2, Class A3,
5.430%, 02/15/2040	50,000	48,088
Morgan Stanley Capital I
Series 2003-IQ4, Class A2,
4.070%, 05/15/2040	420,000	431,457

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I (continued)
Series 2007-T27, Class A1,
5.606%, 06/11/2042	$340,903	$353,727
Series 2006-T23, Class A1,
5.682%, 08/12/2041	100,802	103,063
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A1,
5.380%, 01/15/2039	2,753	2,758
Series 2002-TOP7, Class A2,
5.980%, 01/15/2039	366,000	385,498
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.750%, 02/25/2040 (P)	136,365	136,787
Vendee Mortgage Trust,
Series 1996-3, Class 4
9.598%, 03/15/2025 (P)	8,141	8,783
Wells Fargo Mortgage Backed
Securities Trust
Series 2005-AR2, Class 2A2,
2.876%, 03/25/2035 (P)	246,452	221,429
Series 2003-O, Class 5A1,
4.798%, 01/25/2034 (P)	287,399	291,104
Series 2005-AR2, Class 3A1,
4.890%, 03/25/2035 (P)	140,597	132,328
Series 2006-AR16, Class A1,
5.572%, 10/25/2036 (P)	665,450	541,897

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $22,482,466)		$23,061,098

ASSET BACKED SECURITIES - 1.96%
American Express Credit Account
Master Trust
Series 2005-5, Class A,
0.376%, 02/15/2013 (P)	605,000	604,965
Series 2006-B, Class A,
0.376%, 08/15/2013 (P)(S)	170,000	169,920
Series 2010-1, Class B,
0.880%, 11/16/2015 (P)	390,000	386,915
Series 2006-2 Class B,
5.550%, 01/15/2014	175,000	181,235
AmeriCredit Automobile
Receivables Trust
Series 2010-1, Class C,
5.190%, 08/17/2015	135,000	139,594
Series 2006-RM, Class A3,
5.530%, 01/06/2014	675,000	695,162
Bank of America Auto Trust,
Series 2010-1A, Class A2
0.750%, 06/15/2012 (S)	170,000	169,809
Bank of America Credit Card Trust,
Series 2007-A8, Class A8
5.590%, 11/17/2014	290,000	313,652
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028	37,247	31,756
BMW Vehicle Lease Trust,
Series 2009-1, Class A3
2.910%, 03/15/2012	270,000	273,534
Cabela’s Master Credit Card Trust
Series 2006-3A, Class A2,
0.386%, 10/15/2014 (P)(S)	500,000	495,481
Series 2005-1A, Class A1,
4.970%, 10/15/2013 (S)	140,000	142,081

The accompanying notes are an integral part of the financial statements.	238

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust,
Series 2007-SN2, Class A4
1.366%, 05/16/2011 (P)(S)	$323,841	$324,103
Capital One Multi-Asset Execution Trust
Series 2007-C3, Class C3,
0.627%, 04/15/2013 (P)	125,000	124,909
Series 2003-C4, Class C4,
6.000%, 08/15/2013	325,000	330,066
CenterPoint Energy Transition Bond
Company LLC,
Series 2005-A, Class A2
4.970%, 08/01/2014	120,757	126,116
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
1.087%, 10/25/2032 (P)	8,583	6,834
Series 2003-3, Class 1A6,
3.717%, 10/25/2014	152,419	148,178
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	19,877	10,353
Chrysler Financial Lease Trust,
Series 2010-A, Class A2
1.780%, 06/15/2011 (S)	250,000	250,823
Citibank Credit Card Issuance Trust,
Series 2007-A5, Class A5
5.500%, 06/22/2012	1,075,000	1,078,439
CitiFinancial Auto Issuance Trust,
Series 2009-1, Class A3
2.590%, 10/15/2013 (S)	326,000	329,167
CNH Equipment Trust
Series 2010-A, Class A4,
2.490%, 01/15/2016	355,000	357,777
Series 2009-B, Class A3,
2.970%, 03/15/2013	185,766	187,640
Series 2007-A, Class B,
5.090%, 06/16/2014	295,000	298,516
Daimler Chrysler Auto Trust,
Series 2008-A, Class A3A
3.700%, 06/08/2012	154,460	156,343
Detroit Edison Securitization Funding
LLC, Series 2001-1, Class A5
6.420%, 03/01/2015	450,000	494,502
Discover Card Master Trust,
Series 2009-A2, Class A
1.636%, 02/17/2015 (P)	870,000	889,468
Discover Card Master Trust I,
Series 2005-4, Class A2
0.426%, 06/16/2015 (P)	200,000	198,877
Ford Credit Auto Owner Trust
Series 2009-E, Class A3,
1.510%, 01/15/2014	115,000	115,294
Series 2009-E, Class A4,
2.420%, 11/15/2014	101,000	102,465
Series 2009-D, Class A4,
2.980%, 08/15/2014	250,000	257,499
Ford Credit Floorplan Master Owner Trust
Series 2010-3, Class A1,
4.200%, 02/15/2017 (S)	225,000	232,862
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	485,000	491,449
GE Capital Credit Card Master Note Trust
Series 2009-1, Class A,
2.436%, 04/15/2015 (P)	200,000	204,315
Series 2009-2, Class A,
3.690%, 07/15/2015	1,025,000	1,060,664

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
GE Equipment Midticket LLC,
Series 2009-1, Class A3
2.340%, 06/17/2013	$335,000	$338,582
Honda Auto Receivables Owner Trust,
Series 2009-2, Class A4
4.430%, 07/15/2015	190,000	200,338
Household Automotive Trust,
Series 2006-2, Class A4
5.670%, 06/17/2013	220,000	222,912
Hyundai Auto Receivables Trust,
Series 2009-A, Class A4
3.150%, 03/15/2016	295,000	305,600
John Deere Owner Trust
Series 2009-B, Class A3,
1.570%, 10/15/2013	150,000	150,575
Series 2009-A, Class A3,
2.590%, 10/15/2013	114,992	116,369
Series 2006-A, Class A4,
5.390%, 06/17/2013	49,346	49,448
JPMorgan Auto Receivables Trust,
Series 2007-A, Class A4
5.190%, 02/15/2014 (S)	167,459	169,420
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.402%, 10/25/2036 (P)	51,660	49,144
Marriott Vacation Club Owner Trust
Series 2006-2A, Class A,
5.362%, 10/20/2028 (S)	109,384	110,877
Series 2006-1A, Class A,
5.737%, 04/20/2028 (S)	315,266	321,844
Series 2006-1A, Class B,
5.827%, 04/20/2028 (S)	14,258	12,615
MBNA Credit Card Master Note Trust,
Series 2006-C3, Class C3
0.626%, 10/15/2013 (P)	415,000	409,331
MMAF Equipment Finance LLC,
Series 2009-AA, Class A3
2.370%, 11/15/2013 (S)	110,000	110,054
Nissan Auto Lease Trust,
Series 2009-A, Class A3
2.920%, 12/15/2011	160,000	162,117
Nissan Auto Receivables Owner Trust,
Series 2008-A, Class A3
3.890%, 08/15/2011	43,149	43,380
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.520%, 12/31/2010	224,085	227,477
PF Export Receivables Master Trust
6.436%, 06/01/2015 (S)	42,365	44,608
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.610%, 06/15/2015	281,000	310,209
Residential Asset Mortgage Products,
Inc., Series 2003-RZ2
3.600%, 04/25/2033	19,873	17,382
SLM Student Loan Trust,
Series 2008-4, Class A2
1.366%, 07/25/2016 (P)	675,000	686,795
Toyota Auto Receivables Owner Trust,
Series 2010-A, Class A4
1.860%, 05/16/2016	830,000	832,586
USAA Auto Owner Trust
Series 2010-1, Class A4,
2.140%, 09/15/2015	260,000	260,817
Series 2008-1, Class A3,
4.160%, 04/16/2012	121,570	122,629

The accompanying notes are an integral part of the financial statements.	239

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
USAA Auto Owner Trust (continued)
Series 2007-2, Class A3,
4.900%, 02/15/2012		$98,130	$98,663
Volkswagen Auto Lease Trust,
Series 2009-A, Class A3
3.410%, 04/16/2012		400,000	408,501
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Class A2
0.660%, 05/21/2012		110,000	109,878
Wachovia Auto Owner Trust,
Series 2006-A, Class A4
5.380%, 03/20/2013		76,508	77,220

TOTAL ASSET BACKED SECURITIES (Cost $17,099,700)			$17,350,134

CONVERTIBLE BONDS - 0.43%
Electrical Components & Equipment - 0.03%
General Cable Corp.
4.500%, 11/15/2029		275,000	290,469
Food - 0.05%
Great Atlantic & Pacific Tea Company
6.750%, 12/15/2012		500,000	411,250
Lodging - 0.04%
MGM Mirage
4.250%, 04/15/2015 (S)		368,000	337,640
Media - 0.02%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)		223,000	223,580
Oil & Gas - 0.02%
Penn Virginia Corp.
4.500%, 11/15/2012		219,000	209,419
Real Estate - 0.07%
General Growth Properties LP
3.980%, 04/15/2027 (H)(S)		338,000	346,450
SL Green Realty Corp.
3.000%, 03/30/2027 (S)		300,000	291,000

			637,450
Semiconductors - 0.11%
Advanced Micro Devices, Inc.
6.000%, 05/01/2015		975,000	945,750
Telecommunications - 0.09%
Leap Wireless International, Inc.
4.500%, 07/15/2014		700,000	587,125
Lucent Technologies, Inc.
2.875%, 06/15/2025		225,000	188,438

			775,563

TOTAL CONVERTIBLE BONDS (Cost $3,456,195)			$3,831,121

SUPRANATIONAL OBLIGATIONS - 0.36%
Supranational - 0.36%
European Investment Bank
4.750%, 10/15/2017		535,000	747,150
6.500%, 08/07/2019		658,000	558,147
8.750%, 08/25/2017		320,000	622,435
Inter-American Development Bank
4.400%, 01/26/2026	CAD	410,000	376,164
Societe Financement de
l’Economie Francaise
3.250%, 01/16/2014	EUR	278,000	360,756

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

SUPRANATIONAL OBLIGATIONS (continued)
Supranational (continued)
Svensk Exportkredit AB
5.125%, 03/01/2017	$425,000	$476,035

		3,140,687

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,299,548) $		$3,140,687

TERM LOANS (M) - 1.92%
Automobiles & Components - 0.10%
Federal Mogul Corp.
2.227%, 12/29/2014	346,748	303,188
2.278%, 12/28/2015	176,912	154,688
Ford Motor Company
3.326%, 12/16/2013	239,052	222,574
The Goodyear Tire & Rubber Company
2.240%, 04/30/2014	250,000	230,261

		910,711
Capital Goods - 0.01%
Delos Aircraft, Inc.
7.000%, 03/17/2016	125,000	121,625
Materials - 0.04%
Ferro Corp.
6.286%, 06/06/2012	362,524	358,899
Consumer Services - 0.22%
CCM Merger, Inc.
8.500%, 07/12/2012	265,310	259,948
CDW Corp.
4.338%, 10/10/2014	398,995	351,116
DAE Aviation Holdings, Inc.
4.090%, 07/31/2014	126,370	118,367
4.090%, 07/31/2014	122,998	115,209
New Customer Service
9.500%, 03/22/2017	475,000	466,094
Sabre, Inc.
2.348%, 09/30/2014	743,170	666,066

		1,976,800
Diversified Financial Services - 0.35%
American General Finance Corp.
7.250%, 04/16/2015	750,000	726,000
Booz Allen Hamilton, Inc.
6.000%, 07/31/2015	498,750	498,002
International Lease Finance Corp.
6.750%, 03/17/2015	175,000	170,888
Nuveen Investments, Inc.
3.325%, 11/13/2014	1,133,809	960,700
Pinnacle Foods Finance LLC
2.778%, 04/02/2014	241,549	226,797
7.500%, 04/02/2014	250,000	247,110
Reynolds Group Holdings, Inc.
6.250%, 11/05/2015	248,438	247,692

		3,077,189
Energy - 0.05%
Meg Energy Corp.
6.000%, 04/03/2016	448,249	441,665
Food & Staples Retailing - 0.07%
IASIS Healthcare LLC
5.588%, 06/13/2014	634,341	575,665
Health Care Equipment & Services - 0.12%
Bausch & Lomb, Inc.
3.540%, 04/24/2015	47,577	45,147
3.540%, 04/24/2015	196,177	187,349
Community Health Systems, Inc.
2.787%, 07/25/2014	232,689	217,535

The accompanying notes are an integral part of the financial statements.	240

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Health Care Equipment & Services (continued)
Community Health Systems, Inc. (continued)
2.788%, 07/25/2014	$11,916	$11,140
HCA, Inc.
1.790%, 11/16/2012	154,981	146,619
Health Management Associates, Inc.
2.040%, 02/28/2014	234,057	219,526
Healthsouth Corp.
2.510%, 03/11/2013	119,420	114,817
4.010%, 09/10/2015	98,288	95,769

		1,037,902
Insurance - 0.11%
Asurion Corp.
6.849%, 07/03/2015	750,000	733,125
Hub International Holdings, Inc.
2.790%, 06/13/2014	44,962	40,578
HUB International Holdings, Inc.
2.790%, 06/13/2014	200,029	180,526

		954,229
Media - 0.30%
CCO Holdings LLC
3.038%, 09/06/2014	725,000	648,150
CSC Holdings, Inc.
1.087%, 02/24/2012	158,784	155,013
First Data Corp.
3.032%, 09/24/2014	550,000	462,535
3.087%, 09/24/2014	246,212	207,434
Local Insight Regatta Holdings, Inc.
6.250%, 04/23/2015	723,695	618,760
Skype Technologies SA
7.000%, 02/02/2015	175,000	171,500
SuperMedia, Inc.
11.000%, 12/31/2015	465,500	393,514

		2,656,906
Real Estate - 0.05%
Realogy Corp.
13.500%, 10/15/2017	425,000	446,250
Retailing - 0.17%
Infor Global Solutions
6.604%, 03/02/2014	183,333	146,208
6.604%, 03/02/2014	316,667	245,021
Michaels Stores, Inc.
4.943%, 07/31/2016	489,493	465,095
OSI Restaurant Partners, Inc.
2.548%, 06/14/2013	34,060	29,451
2.625%, 06/14/2014	436,968	377,841
Roundy’s Supermarkets, Inc.
10.000%, 04/14/2016	250,000	250,156

		1,513,772
Semiconductors & Semiconductor Equipment - 0.02%
Texas Competitive Electric Holdings
Company LLC
3.797%, 10/10/2014	244,975	188,193
Technology Hardware & Equipment - 0.19%
Dresser, Inc.
6.195%, 05/04/2015	1,250,000	1,170,313
Palm, Inc.
3.800%, 10/24/2014	525,895	513,186

		1,683,499
Telecommunication Services - 0.05%
Trilogy International Partners
3.790%, 06/29/2012	500,000	450,000

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Transportation - 0.03%
Dollar Thrifty Automotive Group, Inc.
2.854%, 06/15/2014	$246,047	$241,947
Utilities - 0.04%
Calpine Corp.
3.165%, 03/29/2014	223,818	209,900
Mirant North America LLC
2.104%, 01/03/2013	183,085	177,462

		387,362

TOTAL TERM LOANS (M) (Cost $16,459,651)		$17,022,614

SHORT-TERM INVESTMENTS - 4.82%
Repurchase Agreement - 0.28%
Repurchase Agreement with State Street
Corp. dated 05/28/2010 at 0.010% to be
repurchased at $2,489,003 on
06/01/2010, collateralized by
$2,540,000 Federal Home Loan Bank,
0.550% due 04/27/2011 (valued at
$2,541,319, including interest)	$2,489,000	2,489,000
Short-Term Securities* - 2.98%
T. Rowe Price Reserve Investment
Fund, 0.2704%	26,405,640	26,405,640
Securities Lending Collateral - 1.56%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	1,375,535	13,765,112

TOTAL SHORT-TERM INVESTMENTS (Cost $42,660,194)		$42,659,752

Total Investments (Spectrum Income Fund)
(Cost $871,355,427) - 100.78%		$892,775,077
Other assets and liabilities, net - (0.78%)		(6,890,055)

TOTAL NET ASSETS - 100.00%		$885,885,022

Strategic Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 31.22%
Treasury Inflation Protected Securities (D) - 3.21%
1.750%, 01/15/2028 (F)	$1,474,358	$1,468,137
2.500%, 01/15/2029	5,551,898	6,167,814
3.875%, 04/15/2029	740,958	981,943

		8,617,894
U.S. Treasury Bonds - 4.61%
3.125%, 01/31/2017	2,730,000	2,796,118
4.375%, 11/15/2039 to 05/15/2040	6,180,000	6,338,204
4.500%, 08/15/2039	870,000	909,966
4.625%, 02/15/2040	1,240,000	1,324,087
8.750%, 08/15/2020	690,000	1,007,400

		12,375,775
U.S. Treasury Strips - 1.84%
zero coupon
05/15/2018 to 05/15/2030 PO	9,060,000	4,932,926
Federal Home Loan Mortgage Corp. - 1.80%
5.000%, TBA (B)	100,000	104,672
5.000%, 06/15/2018	235,224	250,448
5.500%, TBA (B)	3,700,000	3,941,656

The accompanying notes are an integral part of the financial statements.	241

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
6.000%, TBA (B)		$500,000	$538,945

			4,835,721
Federal National Mortgage Association - 8.35%
zero coupon
02/01/2019 to 10/09/2019 PO		1,720,000	1,057,339
2.419%, 11/01/2035 (P)		177,537	180,521
4.500%, TBA (B)		1,100,000	1,140,273
4.625%, 05/01/2013		1,230,000	1,321,574
5.000%, TBA (B)		10,400,000	10,906,524
5.250%, 08/01/2012		1,300,000	1,401,556
5.500%, TBA (B)		1,300,000	1,388,821
5.500%, 04/01/2036		1,905,826	2,012,284
6.000%, TBA (B)		1,600,000	1,723,492
6.000%, 04/18/2036		640,000	689,196
6.500%, TBA (B)		100,000	108,797
6.500%, 10/01/2032		377,712	417,092
7.500%, 07/01/2030 to 02/01/2031		8,258	9,062
8.000%, 08/01/2027		35,509	39,157

			22,395,688
Government National Mortgage Association - 2.91%
4.500%, TBA (B)		200,000	205,000
5.000%, TBA (B)		2,700,000	2,832,570
5.000%, 01/15/2040		2,686,835	2,837,970
5.500%, TBA (B)		1,600,000	1,715,750
6.000%, TBA (B)		200,000	216,828
7.500%, 04/15/2022 to 10/15/2027		6,137	6,712

			7,814,830
The Financing Corp. - 1.23%
zero coupon
02/08/2018 to 09/26/2019 PO		4,490,000	3,303,074
Tennessee Valley Authority - 0.20%
5.250%, 09/15/2039		510,000	533,000
U.S. Treasury Notes - 7.07%
1.375%, 05/15/2013		1,370,000	1,375,247
2.375%, 03/31/2016		1,180,000	1,172,993
2.500%, 04/30/2015		730,000	744,714
2.750%, 05/31/2017		1,510,000	1,509,292
3.375%, 11/15/2019		8,920,000	8,975,054
3.500%, 05/15/2020		1,680,000	1,707,821
3.625%, 02/15/2020		3,390,000	3,477,133

			18,962,254

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $81,203,892)			$83,771,162

FOREIGN GOVERNMENT
OBLIGATIONS - 3.19%
Brazil - 1.62%
Federative Republic of Brazil
10.000%, 01/01/2012 to 01/01/2017	BRL	7,885,000	4,338,716
Indonesia - 0.29%
Republic of Indonesia
11.000%, 09/15/2025	IDR	6,551,000,000	782,262
Italy - 0.16%
Republic of Italy
5.804%, 10/25/2032		$440,000	423,035
Russia - 0.28%
Government of Russia
7.500%, 03/31/2030		678,040	757,710

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Turkey - 0.84%
Republic of Turkey
6.875%, 03/17/2036	$2,215,000	$2,253,763

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $8,554,642)		$8,555,486

CORPORATE BONDS - 40.36%
Advertising - 0.30%
WPP Finance UK
8.000%, 09/15/2014	690,000	807,488
Aerospace/Defense - 0.88%
DAE Aviation Holdings, Inc.
11.250%, 08/01/2015 (S)	2,360,000	2,365,888
Agriculture - 0.05%
Alliance One International, Inc.
10.000%, 07/15/2016 (S)	120,000	122,400
Airlines - 0.41%
Continental Airlines, Inc.
7.339%, 04/19/2014	123,910	118,954
Delta Air Lines, Inc.
8.021%, 08/10/2022	347,025	327,938
9.500%, 09/15/2014 (S)	125,000	128,125
Delta Air Lines, Inc., Class G
6.417%, 07/02/2012	520,000	521,300

		1,096,317
Apparel - 0.18%
Oxford Industries, Inc.
11.375%, 07/15/2015	440,000	479,600
Auto Manufacturers - 0.42%
Motors Liquidation Company
8.250%, 07/15/2023 (H)	320,000	100,000
8.375%, 07/15/2033 (H)	3,145,000	1,022,125

		1,122,125
Banks - 3.15%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.850%, 01/22/2015 (S)	520,000	539,760
Glitnir Banki HF
6.330%, 07/28/2011 (H)(S)	440,000	122,100
6.375%, 09/25/2012 (H)(S)	580,000	160,950
6.693%, 06/15/2016 (H)(S)	620,000	775
7.451%, (H)(P)(S)(Q)	100,000	125
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022 (S)	286,000	260,260
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022	140,000	124,775
Kaupthing Bank HF
7.125%, 05/19/2016 (H)(S)	230,000	23
7.625%, 02/28/2015 (H)(S)	1,280,000	294,400
Lloyds TSB Bank PLC
2.800%, 04/02/2012 (S)	650,000	663,309
4.375%, 01/12/2015 (S)	560,000	535,158
5.800%, 01/13/2020 (S)	450,000	422,722
Nordea Bank AB
4.875%, 01/27/2020 (S)	730,000	725,627
RSHB Capital SA for OJSC Russian
Agricultural Bank
7.125%, 01/14/2014	390,000	407,550
The Royal Bank of Scotland Group PLC
4.875%, 03/16/2015	100,000	98,856
6.400%, 10/21/2019	1,180,000	1,169,011

The accompanying notes are an integral part of the financial statements.	242

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
Wachovia Corp.
5.250%, 08/01/2014	$1,040,000	$1,103,582
5.750%, 02/01/2018	1,700,000	1,817,837

		8,446,820
Beverages - 0.32%
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 01/15/2020	830,000	865,660
Capital Markets - 1.54%
Credit Suisse USA, Inc.
5.500%, 08/16/2011	270,000	282,677
Lehman Brothers Holdings, Inc.
4.500%, 07/26/2010 (H)	775,000	160,813
6.200%, 09/26/2014 (H)	290,000	60,175
6.750%, 12/28/2017 (H)	2,620,000	3,275
Morgan Stanley
0.754%, 10/18/2016 (P)	250,000	214,519
4.750%, 04/01/2014	990,000	982,785
The Goldman Sachs Group, Inc.
3.625%, 08/01/2012	80,000	80,425
4.750%, 07/15/2013	40,000	40,704
5.250%, 10/15/2013	120,000	124,857
5.300%, 02/14/2012	20,000	20,767
5.375%, 03/15/2020	720,000	694,616
5.450%, 11/01/2012	130,000	135,191
6.600%, 01/15/2012	50,000	52,481
7.500%, 02/15/2019	820,000	905,314

3.875%, 01/15/2015	370,000	368,265

		4,126,864
Commercial Services - 0.23%
Altegrity, Inc.
10.500%, 11/01/2015 (S)	510,000	484,500
Ceridian Corp., PIK
12.250%, 11/15/2015	117,150	111,878
Service Corp. International
7.500%, 04/01/2027	30,000	27,525

		623,903
Diversified Financial Services - 8.09%

5.000%, 08/10/2010 (S)	290,000	269,700
American Express Company
8.125%, 05/20/2019	1,070,000	1,303,207
American General Finance Corp., MTN
6.900%, 12/15/2017	280,000	222,600
Bank of America Corp.
4.500%, 04/01/2015	280,000	278,304
5.420%, 03/15/2017	500,000	487,848
Bear Stearns Companies LLC
7.250%, 02/01/2018	1,780,000	2,029,182
CCM Merger, Inc.
8.000%, 08/01/2013 (S)	200,000	185,000
Citigroup, Inc.
5.000%, 09/15/2014	1,080,000	1,067,834
5.875%, 05/29/2037	490,000	440,969
6.010%, 01/15/2015	790,000	821,953
6.125%, 08/25/2036	50,000	43,329
6.875%, 03/05/2038	1,030,000	1,043,311
Countrywide Financial Corp.
6.250%, 05/15/2016	420,000	431,911
Dexia Credit Local
2.375%, 09/23/2011 (S)	460,000	467,241

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
El Paso Performance-Linked Trust
7.750%, 07/15/2011 (S)	$980,000	$1,012,611
Ford Motor Credit Company LLC
9.875%, 08/10/2011	225,000	234,635
12.000%, 05/15/2015	1,705,000	1,986,291
General Electric Capital Corp.
5.625%, 05/01/2018	760,000	788,987
General Electric Capital Corp., GMTN
6.000%, 08/07/2019	1,400,000	1,483,132
HSBC Finance Capital Trust IX (5.911% to
11/30/2015, then 3 month
LIBOR 1.926%)
11/30/2035	1,650,000	1,390,125
International Lease Finance Corp.
5.875%, 05/01/2013	815,000	721,275
Merrill Lynch & Company, Inc.
5.700%, 05/02/2017	1,090,000	1,078,768
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (S)	110,000	99,000
7.000%, 05/01/2017 (S)	130,000	109,200
Resona Preferred Global Securities, Ltd.
(7.191% to 07/30/2015, then 12 month
LIBOR + 3.760%)
12/20/2049 (S)	440,000	373,325
Santander US Debt SA
3.724%, 01/20/2015 (S)	500,000	477,557
Shinsei Finance Cayman, Ltd. (6.418% to
07/20/2016, then 12 month
LIBOR 2.220%)
(Q)(S)	850,000	538,689

8.000%, 03/25/2020	2,070,000	1,841,261
TNK-BP Finance SA
6.625%, 03/20/2017	110,000	105,600
7.500%, 07/18/2016 (S)	350,000	361,375

		21,694,220
Electric - 1.62%
Dynegy Holdings, Inc.
7.750%, 06/01/2019	55,000	39,738
Edison Mission Energy
7.000%, 05/15/2017	90,000	60,863
7.750%, 06/15/2016	300,000	217,500
Energy Future Holdings Corp., PIK
11.250%, 11/01/2017	1,850,760	1,189,113
Exelon Corp.
5.625%, 06/15/2035	170,000	159,244
FirstEnergy Corp.
6.450%, 11/15/2011	19,000	20,101
7.375%, 11/15/2031	745,000	769,689
Mirant Mid Atlantic LLC
10.060%, 12/30/2028	574,834	625,132
Pacific Gas & Electric Company
6.050%, 03/01/2034	430,000	448,146
The AES Corp.
7.750%, 10/15/2015	270,000	267,975
TXU Corp., Series R
6.550%, 11/15/2034	1,260,000	557,550

		4,355,051
Entertainment - 0.35%
Mohegan Tribal Gaming Authority
6.875%, 02/15/2015	150,000	109,125
7.125%, 08/15/2014	150,000	111,000
11.500%, 11/01/2017 (S)	100,000	102,750

The accompanying notes are an integral part of the financial statements.	243

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Entertainment (continued)
Snoqualmie Entertainment Authority
4.136%, 02/01/2014 (P)(S)	$45,000	$36,000
9.125%, 02/01/2015 (S)	700,000	588,000

		946,875
Food - 0.26%
Kraft Foods, Inc.
5.375%, 02/10/2020	560,000	581,589
The Kroger Company
6.150%, 01/15/2020	60,000	67,656
6.400%, 08/15/2017	40,000	45,675

		694,920
Forest Products & Paper - 0.33%
Abitibi-Consolidated Company of Canada
13.750%, 04/01/2011 (H)(S)	138,230	145,142
Appleton Papers, Inc.
11.250%, 12/15/2015 (S)	205,000	166,563
NewPage Corp.
11.375%, 12/31/2014	415,000	388,025
Smurfit Kappa Treasury Funding, Ltd.
7.500%, 11/20/2025	200,000	181,000

		880,730
Healthcare Products - 0.13%
Biomet, Inc.
10.000%, 10/15/2017	40,000	42,300
Medtronic, Inc.
4.450%, 03/15/2020	210,000	216,547
Universal Hospital Services, Inc.
4.134%, 06/01/2015 (P)	50,000	41,500
Universal Hospital Services, Inc., PIK
8.500%, 06/01/2015	40,000	38,400

		338,747
Healthcare Services - 2.52%

6.375%, 01/15/2015	265,000	243,138
7.500%, 11/06/2033 to 11/15/2095	1,440,000	1,228,000
9.125%, 11/15/2014	670,000	705,175
9.250%, 11/15/2016	1,140,000	1,194,150
Humana, Inc.
6.300%, 08/01/2018	685,000	718,288
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	570,000	644,398
Tenet Healthcare Corp.
6.875%, 11/15/2031	1,125,000	914,063
10.000%, 05/01/2018 (S)	125,000	137,031
U.S. Oncology Holdings, Inc., PIK
6.643%, 03/15/2012	490,000	449,575
U.S. Oncology, Inc.
9.125%, 08/15/2017	520,000	524,550

		6,758,368
Home Furnishings - 0.05%
Norcraft Holdings Capital
9.750%, 09/01/2012	159,000	144,889
Household Products - 0.01%
American Greetings Corp.
7.375%, 06/01/2016	15,000	15,150
Insurance - 0.80%
American International Group, Inc., MTN
5.850%, 01/16/2018	160,000	135,200
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	520,000	531,978

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
MetLife, Inc.
6.400%, 12/15/2036	$1,290,000	$1,115,850
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	320,000	351,725

		2,134,753
Internet - 0.00%
SemGroup LP, Escrow Certificates
8.750%, 11/15/2049 (I)	200,000	0
Iron & Steel - 0.21%
Metals USA, Inc.
11.125%, 12/01/2015	450,000	457,875
Steel Dynamics, Inc.
7.375%, 11/01/2012	110,000	112,475

		570,350
Lodging - 0.66%
Boyd Gaming Corp.
6.750%, 04/15/2014	200,000	180,000
Harrah’s Operating Company, Inc.
10.750%, 02/01/2016	520,000	412,100
11.250%, 06/01/2017	730,000	764,675
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/2010 (H)	190,000	91,200
MGM Resorts International
6.625%, 07/15/2015	20,000	15,700
10.375%, 05/15/2014 (S)	170,000	180,625
11.125%, 11/15/2017 (S)	110,000	119,075
Station Casinos, Inc.
7.750%, 08/15/2016 (H)	240,000	15,600

		1,778,975
Media - 2.53%
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016	192,388	218,601
Cengage Learning Acquisitions, Inc.
10.500%, 01/15/2015 (S)	130,000	117,975
Charter Communications, Inc.
10.875%, 09/15/2014 (S)	880,000	961,400
Comcast Corp.
5.700%, 05/15/2018	1,600,000	1,730,088
6.500%, 01/15/2015	460,000	521,566
CSC Holdings LLC
6.750%, 04/15/2012	250,000	258,750
CSC Holdings, Inc.
8.500%, 06/15/2015	125,000	129,375
DISH DBS Corp.
7.750%, 05/31/2015	515,000	517,575
SuperMedia, Inc., Escrow Certificates
8.000%, 11/15/2016 (I)	1,045,000	13,063
Time Warner Cable, Inc.
7.300%, 07/01/2038	590,000	673,880
8.750%, 02/14/2019	600,000	747,287
Univision Communications, Inc.
12.000%, 07/01/2014 (S)	720,000	774,000
UPC Holding BV
9.875%, 04/15/2018 (S)	130,000	131,300

		6,794,860
Mining - 1.15%
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	850,000	924,375
Rio Tinto Finance USA, Ltd.
9.000%, 05/01/2019	850,000	1,074,272

The accompanying notes are an integral part of the financial statements.	244

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Mining (continued)
Teck Resources, Ltd.
9.750%, 05/15/2014	$145,000	$170,450
10.250%, 05/15/2016	160,000	188,000
Vale Overseas, Ltd.
6.875%, 11/21/2036	467,000	465,459
Vedanta Resources PLC
8.750%, 01/15/2014 (S)	260,000	262,600

		3,085,156
Miscellaneous Manufacturers - 0.14%
Tyco International Finance SA
6.750%, 02/15/2011	360,000	373,445
Oil & Gas - 4.83%
Anadarko Finance Company
7.500%, 05/01/2031	280,000	291,457
Anadarko Petroleum Corp.
5.950%, 09/15/2016	50,000	53,260
8.700%, 03/15/2019	630,000	740,017
Belden & Blake Corp.
8.750%, 07/15/2012	725,000	674,250
Berry Petroleum Company
10.250%, 06/01/2014	250,000	266,250
Chesapeake Energy Corp.
6.250%, 01/15/2018	90,000	89,325
6.500%, 08/15/2017	90,000	87,525
7.250%, 12/15/2018	525,000	530,250
Conoco, Inc.
6.950%, 04/15/2029	860,000	1,025,568
Corral Petroleum Holdings AB
2.000%, 09/18/2011 (P)(S)	78,545	70,691
Hess Corp.
8.125%, 02/15/2019	1,290,000	1,591,990
Kerr-McGee Corp.
6.950%, 07/01/2024	490,000	517,061
Linn Energy LLC
8.625%, 04/15/2020 (S)	130,000	128,700
Occidental Petroleum Corp.
7.000%, 11/01/2013	570,000	662,076
Pemex Project Funding Master Trust
6.625%, 06/15/2035	2,699,000	2,645,012
Petrobras International Finance Company
5.750%, 01/20/2020	375,000	372,157
PetroHawk Energy Corp.
9.125%, 07/15/2013	120,000	123,000
Plains Exploration & Production Company
8.625%, 10/15/2019	195,000	191,100
10.000%, 03/01/2016	240,000	249,000
Quicksilver Resources, Inc.
7.125%, 04/01/2016	250,000	225,625
11.750%, 01/01/2016	120,000	130,800
SandRidge Energy, Inc.
9.875%, 05/15/2016 (S)	610,000	600,850
Shell International Finance BV
4.375%, 03/25/2020	570,000	576,413
Whiting Petroleum Corp.
7.000%, 02/01/2014	375,000	377,344
XTO Energy, Inc.
5.500%, 06/15/2018	670,000	737,975

		12,957,696
Oil & Gas Services - 0.10%
Cie Generale de Geophysique-Veritas
7.500%, 05/15/2015	50,000	48,500

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Complete Production Services, Inc.
8.000%, 12/15/2016	$235,000	$231,475

		279,975
Packaging & Containers - 0.08%
Ball Corp.
6.750%, 09/15/2020	230,000	223,675
Radnor Holdings, Inc.
11.000%, 03/15/2010 (H)	125,000	13

		223,688
Pipelines - 2.48%
El Paso Corp.
7.375%, 12/15/2012	475,000	497,494
7.750%, 01/15/2032	145,000	136,227
7.800%, 08/01/2031	1,779,000	1,672,552
El Paso Natural Gas Company
8.375%, 06/15/2032	480,000	562,127
Energy Transfer Partners LP
9.000%, 04/15/2019	810,000	953,726
Enterprise Products Operating LLC
6.300%, 09/15/2017	910,000	994,918
Kinder Morgan Energy Partners LP
5.000%, 12/15/2013	140,000	148,614
5.950%, 02/15/2018	940,000	995,501
6.750%, 03/15/2011	100,000	103,606
7.125%, 03/15/2012	20,000	21,605
The Williams Companies, Inc.
7.875%, 09/01/2021	204,000	235,780
8.750%, 03/15/2032	198,000	235,853
Williams Partners LP
5.250%, 03/15/2020 (S)	100,000	99,969

		6,657,972
Real Estate - 0.29%
Ashton Woods USA LLC (Zero Coupon
steps up to 11.000% on 06/30/2012)
06/30/2015 (S)	39,000	21,060
Realogy Corp.
10.500%, 04/15/2014	711,000	604,350
Realogy Corp., PIK
11.000%, 04/15/2014	889	747
Ventas Realty LP
6.750%, 04/01/2017	150,000	150,362

		776,519
Real Estate - 0.01%
Ventas Realty LP
6.500%, 06/01/2016	35,000	35,000
Retail - 1.97%
Blockbuster, Inc.
11.750%, 10/01/2014 (S)	414,000	244,260
CVS Caremark Corp.
6.600%, 03/15/2019	670,000	760,685
CVS Pass-Through Trust
6.036%, 12/10/2028	430,955	436,113
9.350%, 01/10/2023 (S)	1,900,000	1,916,454
El Pollo Loco, Inc.
11.750%, 11/15/2013	415,000	319,550
Michaels Stores, Inc.
10.000%, 11/01/2014	260,000	266,825
Sbarro, Inc.
10.375%, 02/01/2015	160,000	123,200
The Neiman Marcus Group, Inc., PIK
9.000%, 10/15/2015	1,085,344	1,059,567

The accompanying notes are an integral part of the financial statements.	245

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail (continued)
Wal-Mart Stores, Inc.
5.800%, 02/15/2018	$140,000	$160,999

		5,287,653
Semiconductors - 0.00%
Freescale Semiconductor, Inc.
10.125%, 12/15/2016	10,000	8,050
Telecommunications - 3.88%
America Movil SAB de CV
5.000%, 03/30/2020 (S)	310,000	308,718
Angel Lux Common SA
8.875%, 05/01/2016 (S)	500,000	512,500
AT&T, Inc.
5.600%, 05/15/2018	310,000	337,910
5.800%, 02/15/2019	1,600,000	1,763,635
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	320,000	339,200
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028	95,000	67,450
Cricket Communications, Inc.
7.750%, 05/15/2016	505,000	512,575
Deutsche Telekom International
Finance BV
5.750%, 03/23/2016	430,000	463,626
Hawaiian Telcom Communications, Inc.
12.500%, 05/01/2015 (H)	110,000	11
Intelsat Corp.
9.250%, 08/15/2014	280,000	284,900
Intelsat Jackson Holdings SA
11.250%, 06/15/2016	510,000	538,050
Koninklijke KPN NV
8.375%, 10/01/2030	650,000	818,904
Level 3 Financing, Inc.
9.250%, 11/01/2014	100,000	91,000
Qwest Communications International, Inc.
8.000%, 10/01/2015 (S)	145,000	145,363
Qwest Corp.
3.507%, 06/15/2013 (P)	90,000	88,425
Telecom Italia Capital SA
5.250%, 10/01/2015	500,000	499,594
Telefonica Emisiones SAU
5.134%, 04/27/2020	460,000	443,750
True Move Company, Ltd.
10.750%, 12/16/2013 (S)	195,000	191,100
Verizon Communications, Inc.
5.500%, 02/15/2018	470,000	505,872
8.950%, 03/01/2039	460,000	630,890
Verizon Wireless Capital LLC
8.500%, 11/15/2018	580,000	725,180
VIP Finance Ireland, Ltd. for OJSC
Vimpel Communications
8.375%, 04/30/2013 (S)	100,000	104,250
Virgin Media Finance PLC
9.125%, 08/15/2016	590,000	596,638
9.500%, 08/15/2016	195,000	199,875
Windstream Corp.
8.625%, 08/01/2016	255,000	252,450

		10,421,866
Transportation - 0.39%
Kansas City Southern de Mexico SA
de CV
7.625%, 12/01/2013	50,000	49,500

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Transportation (continued)
RailAmerica, Inc.
9.250%, 07/01/2017	$945,000	$982,800

		1,032,300

TOTAL CORPORATE BONDS (Cost $114,963,553)		$108,304,273

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.35%
Bear Stearns Structured Products, Inc.,
Series 2007-EMX1, Class A1
1.343%, 03/25/2037 (P)(S)	2,359,394	2,097,499
Commercial Mortgage Asset Trust,
Series 1999-C1, Class C
7.350%, 01/17/2032 (P)	295,000	324,532
Commercial Mortgage Pass-Through
Certificates, Series 2001-J2A, Class A1
5.447%, 07/16/2034 (S)	195,688	199,566
Countrywide Alternative Loan Trust,
Series 2006-OA9, Class 2A1B
0.540%, 07/20/2046 (P)	1,201,759	474,954
Countrywide Home Loans,
Series 2006-HYB3, Class 2A1A
5.607%, 05/20/2036 (P)	95,477	68,604
Credit Suisse Mortgage Capital
Certificates, Series 2006-C1, Class A4
5.548%, 02/15/2039 (P)	570,000	589,416
Federal National Mortgage Association
Series 1989-2, Class 2D,
8.800%, 01/25/2019	18,451	21,152
Series 1989-17, Class 17E,
10.400%, 04/25/2019	3,181	3,445
First Boston Mortgage Securities Corp.,
Series D, Class I-O IO
10.965%, 05/25/2017	6,074	1,087
First Union National Bank Commercial
Mortgage, Series 2000-C1, IO
0.783%, 05/17/2032	2,730,038	127,770
GMAC Mortgage Corp Loan Trust,
Series 2004-AR1, Class 24A
5.076%, 06/25/2034 (P)	652,718	604,854
GSR Mortgage Loan Trust,
Series 2004-7, Class 4A1
4.850%, 06/25/2034 (P)	510,795	473,365
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A3
0.843%, 01/25/2032 (P)	43,395	38,529
Harborview Mortgage Loan Trust,
Series 2007-7, Class 2A1A
1.343%, 11/25/2047 (P)	2,108,398	1,390,088
Impac CMB Trust,
Series 2003-4, Class 1A1
0.983%, 10/25/2033 (P)	34,526	27,661
IndyMac Index Mortgage Loan Trust
Series 2006-AR6, Class 2A1A,
0.543%, 06/25/2047 (P)	2,563,647	1,308,737
Series 2005-AR14, Class 2A1A,
0.643%, 07/25/2035 (P)	993,984	622,539
Series 2007-AR5, Class 2A1,
5.502%, 05/25/2037 (P)	1,456,932	777,518
Series 2007-AR15, Class 2A1,
5.534%, 08/25/2037 (P)	2,169,457	1,139,180
JPMorgan Chase Commercial Mortgage
Securities Corp.,
Series 2006-LDP8 ,Class A4
5.399%, 05/15/2045	330,000	333,139

The accompanying notes are an integral part of the financial statements.	246

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Mortgage Trust,
Series 2005-A6, Class 7A1
4.939%, 08/25/2035 (P)	$70,112	$60,105
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class A4
5.372%, 09/15/2039	2,200,000	2,204,142
Luminent Mortgage Trust,
Series 2006-4, Class A1A
0.533%, 05/25/2046 (P)	1,207,174	575,040
Master Adjustable Rate Mortgages Trust
Series 2007-3, Class 12A1,
0.543%, 05/25/2047 (P)	3,194,886	1,618,168
Series 2006-OA1, Class 1A1,
0.553%, 04/25/2046 (P)	2,026,656	1,071,724
Series 2006-2, Class 3A1,
4.737%, 01/25/2036 (P)	81,835	72,231
Series 2007-R5, Class A1,
5.571%, 11/25/2035 (P)(S)	1,219,658	674,571
MASTR Asset Securitization Trust,
Series 2003-6, Class 1A1
5.500%, 07/25/2033	919,684	894,341
Merit Securities Corp.,
Series 11PA, Class B2
1.854%, 09/28/2032 (P)(S)	214,679	179,985
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.655%, 05/12/2039 (P)	900,000	920,003
Morgan Stanley Mortgage Loan Trust,
Series 2004-8AR, Class 4A1
2.836%, 10/25/2034 (P)	481,676	395,992
Novastar Mortgage-Backed Notes,
Series 2006-MTA1, Class 2A1A
0.533%, 09/25/2046 (P)	1,156,854	638,420
Prime Mortgage Trust,
Series 2006-DR1, Class 2A2
6.000%, 05/25/2035 (S)	1,625,250	1,382,142
Residential Asset Securitization Trust,
Series 2004-A6, Class A1
5.000%, 08/25/2019	441,979	440,741
Structured Asset Mortgage
Investments, Inc.
Series 2006-AR6, Class 1A3,
0.533%, 07/25/2046 (P)	1,553,528	794,393
Series 2005-AR3, Class 2A1,
2.798%, 08/25/2035 (P)	80,142	51,174
Thornburg Mortgage Securities Trust
Series 2007-4, Class 2A1,
6.201%, 09/25/2037 (P)	1,143,650	1,075,133
Series 2007-4, Class 3A1,
6.205%, 09/25/2037 (P)	1,172,278	1,121,521
WaMu Mortgage Pass-Through Certificates
Series 2005-AR17, Class A1A1,
0.613%, 12/25/2045 (P)	1,034,362	771,702
Series 2007-OA6, Class 1A1B,
1.251%, 07/25/2047 (P)	3,808,882	1,013,102
Series 2007-HY3, Class 4A1,
5.300%, 03/25/2037 (P)	1,372,845	1,200,346

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $36,335,488)		$27,778,611

ASSET BACKED SECURITIES - 7.27%
ACE Securities Corp.,
Series 2006-GP1, Class A
0.473%, 02/25/2031 (P)	595,104	487,333

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Amortizing Residential Collateral Trust,
Series 2002-BC6, Class M2
2.143%, 08/25/2032 (P)	$46,026	$13,147
Asset Backed Securities Corp.,
Series 2003-HE2, Class M2
3.187%, 04/15/2033 (P)	41,310	12,403
Avis Budget Rental Car Funding AESOP
LLC, Series 2010-3A, Class A
4.640%, 05/20/2016 (S)	260,000	265,115
Bear Stearns Asset Backed Securities Trust
Series 2006-IM1, Class A1,
0.573%, 04/25/2036 (P)	1,347,361	593,626
Series 2003-ABF1, Class A,
0.713%, 01/25/2034 (P)	28,531	17,852
Series 2007-HE6, Class 1A1,
1.593%, 08/25/2037 (P)	1,494,694	979,631
Series 2007-SD1, Class 1A2A,
6.000%, 10/25/2036	2,190,743	1,324,899
Series 2007-SD1, Class 1A3A,
6.500%, 10/25/2036	2,281,224	1,216,904
Countrywide Asset-Backed Certificates,
Series 2007-SD1, Class A1
0.793%, 03/25/2047 (P)(S)	468,197	191,385
Education Funding Capital
Trust, 2003-3 A6
1.520%, 12/15/2042 (P)	300,000	299,625
Ellington Loan Acquisition Trust
Series 2007-1, Class A2A1,
1.343%, 05/26/2037 (P)(S)	1,304,141	1,126,165
Series 2007-1, Class A2C,
1.593%, 05/29/2037 (P)(S)	2,300,000	1,082,396
EMC Mortgage Loan Trust,
Series 2003-B, Class A1
0.893%, 11/25/2041 (P)(S)	141,065	123,329
GSAMP Trust, Series 2006-S4, Class A1
0.433%, 05/25/2036 (P)	386,930	30,140
IndyMac Seconds Asset Backed Trust,
Series 2006-A, Class A
0.473%, 06/25/2036 (P)	1,365,435	137,093
Merrill Lynch First Franklin Mortgage
Loan Trust, Series 2007-H1, Class 2A1
1.843%, 10/25/2037 (P)	2,584,749	1,629,807
Mid State Trust, Series 6, Class A1
7.340%, 07/01/2035	460,749	462,490
Morgan Stanley Mortgage Loan Trust,
Series 2006-4SL, Class A1
0.493%, 03/25/2036 (P)	717,423	167,381
Nelnet Student Loan Trust
Series 2008-4, Class A4,
1.796%, 04/25/2024 (P)	810,000	834,460
Series 2005-4, Class A4R2,
4.090%, 03/22/2032 (P)	2,190,000	1,946,363
RAAC Series, Series 2007-RP3, Class A
0.723%, 10/25/2046 (P)(S)	1,256,696	764,500
Residential Asset Mortgage Products Inc.,
Series 2003-RS4, Class AIIB
1.003%, 05/25/2033 (P)	27,371	17,649
SACO I Trust, Inc.
Series 2006-6, Class A,
0.473%, 06/25/2036 (P)	719,169	131,270
Series 2006-5, Class 2A3,
0.523%, 05/25/2036 (P)	950,208	51,543
Series 2006-5, Class 1A,
0.643%, 04/25/2036 (P)	1,116,867	184,927

The accompanying notes are an integral part of the financial statements.	247

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Sail Net Interest Margin Notes,
Series 2004-2A, Class A
5.500%, 03/27/2034 (I)(S)	$23,428	$0
Securitized Asset Backed Receivables
LLC, Series 2007-BR2 ,Class A2
0.573%, 02/25/2037 (P)	2,646,679	1,186,893
Structured Asset Securities Corp.
Series 2006-ARS1, Class A1,
0.453%, 02/25/2036 (P)(S)	798,062	34,362
Series 2008-BC4, Class A3,
0.513%, 11/25/2037 (P)	741,365	689,890
Series 2005-RF1, Class A,
0.693%, 03/25/2035 (P)(S)	1,483,493	1,186,966
Series 2005-RF2, Class A,
0.693%, 04/25/2035 (P)(S)	1,434,644	1,150,758
Series 2005-RF3, Class 1A,
0.693%, 06/25/2035 (P)(S)	1,478,203	1,169,359

TOTAL ASSET BACKED SECURITIES (Cost $31,388,648)		$19,509,661

MUNICIPAL BONDS - 0.31%
California - 0.21%
State of California
7.300%, 10/01/2039	550,000	571,071
Georgia - 0.10%
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	170,000	174,090
6.655%, 04/01/2057	90,000	92,387

		266,477

TOTAL MUNICIPAL BONDS (Cost $814,527)		$837,548

SUPRANATIONAL OBLIGATIONS - 0.37%
Corporacion Andina de Fomento
6.875%, 03/15/2012	916,000	990,799

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $984,820)		$990,799

COMMON STOCKS - 0.29%
Energy - 0.01%
SemGroup LP, Class A (I)	517	13,959
Common Stocks - 0.11%
Georgia Gulf Corp. (I)	13,907	241,982
Nortek, Inc. (I)	1,147	52,762

		294,744
Media - 0.17%
Charter Communications, Inc., Class A (I)	12,579	452,844
SuperMedia, Inc. (I)	825	24,857

		477,701

TOTAL COMMON STOCKS (Cost $1,718,727)		$786,404

PREFERRED STOCKS - 0.50%
Automobiles & Components - 0.21%
Motors Liquidation Company,
Series C 6.250%	76,275	552,994
Diversified Financials - 0.29%
Citigroup Capital XII 8.500%	15,650	389,059
Citigroup, Inc. 7.500%	1,600	191,424
Federal Home Loan Mortgage Corp.,
Series V 5.570% (I)	121,625	108,246
Federal Home Loan Mortgage Corp.,
Series Z 8.375% (I)	56,575	59,404

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Diversified Financials (continued)
Federal National Mortgage Association,
Series S 8.250% (I)	39,250	$38,858

		786,991

TOTAL PREFERRED STOCKS (Cost $6,928,088)		$1,339,985

TERM LOANS (M) - 1.80%
Commercial Services - 1.35%
ARAMARK Corp.
2.165%, 01/31/2014	525,624	501,150
3.540%, 07/26/2016	926,794	896,963
First Data Corp.
3.040%, 10/15/2014	947,263	796,622
Hertz Corp.
1.990%, 12/21/2012	1,487,364	1,416,714

		3,611,449
Semiconductors - 0.45%
Freescale Semiconductor, Inc.
4.498%, 12/01/2016	1,370,355	1,206,402

TOTAL TERM LOANS (M) (Cost $5,097,307)		$4,817,851

WARRANTS - 0.01%
Industrials - 0.00%
Nortek, Inc. (Expiration Date: 12/17/2014;
Strike Price: $52.80) (I)	996	2,490
Energy - 0.00%
SemGroup LP, Class A (Expiration Date:
11/30/2014; Strike Price $25.00) (I)	544	3,264
Consumer Discretionary - 0.01%
Buffets Restaurants Holdings, Inc.
(Expiration Date: 04/28/2014, Strike
Price: $12.00) (I)	164	0
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $51.28) (I)	3,501	14,879

		14,879

TOTAL WARRANTS (Cost $23,209)		$20,633

OPTIONS PURCHASED - 0.03%
Calls - 0.02%
U.S. Treasury Notes 10 Year Future
(Expiration Date: 06/25/2010; Strike
Price: 121.00) (I)	51,000	34,266
U.S. Treasury Notes 10 Year Future
(Expiration Date: 08/27/2010; Strike
Price: 119.50) (I)	14,000	28,656
Puts - 0.01%
Eurodollar Futures (Expiration Date:
09/13/2010; Strike Price: 99.25) (I)	115,000	25,300
U.S. Treasury Notes 10 Year Future
(Expiration Date: 05/21/2010; Strike
Price: 112) (I)	1,000	16

TOTAL OPTIONS PURCHASED (Cost $53,177)		$88,238

The accompanying notes are an integral part of the financial statements.	248

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 12.86%
Repurchase Agreement - 12.86%
Bank of America Tri-Party Repurchase
Agreement dated 05/28/2010 at 0.170%
to be repurchased at $26,700,504 on
06/01/2010, collateralized by
$26,156,000 U.S. Treasury Notes,
2.625% due 06/30/2014 (valued at
$27,233,889, including interest).	$26,700,000	26,700,000
Goldman Sachs Tri-Party Repurchase
Agreement dated 05/28/2010 at 0.180%
to be repurchased at $7,800,156 on
06/01/2010, collateralized by
$7,430,000 Federal Home Loan
Mortgage Corp., 5.250% due 07/18/2011
(valued at $7,959,388,
including interest).	7,800,000	7,800,000

		$34,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $34,500,000)		34,500,000

Total Investments (Strategic Bond Fund)
(Cost $322,566,078) - 108.56%		$291,300,651
Other assets and liabilities, net - (8.56%)		(22,975,525)

TOTAL NET ASSETS - 100.00%		$268,325,126

Total Bond Market Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 68.11%
U.S. Treasury Bonds - 3.02%
4.375%, 02/15/2038 to 11/15/2039	$6,002,000	$6,152,054
4.625%, 02/15/2040	1,100,000	1,174,593
5.250%, 02/15/2029	1,875,000	2,170,605
6.750%, 08/15/2026	700,000	939,093
7.125%, 02/15/2023	1,100,000	1,476,578
7.500%, 11/15/2024	650,000	913,453
7.875%, 02/15/2021	900,000	1,252,828
8.125%, 08/15/2021	1,300,000	1,849,250

		15,928,454
U.S. Treasury Notes - 20.56%
0.750%, 11/30/2011	17,200,000	17,226,196
0.875%, 02/29/2012	5,000,000	5,014,050
1.000%, 09/30/2011	4,000,000	4,023,280
1.375%, 10/15/2012 to 02/15/2013	20,750,000	20,897,172
1.500%, 07/15/2012	7,100,000	7,204,839
1.750%, 03/31/2014	8,900,000	8,916,688
1.875%, 02/28/2014 to 04/30/2014	1,900,000	1,911,851
2.125%, 11/30/2014	7,930,000	7,993,194
2.375%, 09/30/2014 to 02/28/2015	15,000,000	15,273,021
2.625%, 02/29/2016	6,000,000	6,054,372
2.750%, 11/30/2016	1,200,000	1,204,313
3.125%, 05/15/2019	700,000	693,547
3.375%, 11/15/2019	3,000,000	3,018,516
3.625%, 08/15/2019 to 02/15/2020	3,820,000	3,919,624

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.750%, 11/15/2018	$4,868,000	$5,098,091

		108,448,754
Federal Farm Credit Bank - 0.32%
3.875%, 10/07/2013	775,000	831,622
4.875%, 12/16/2015	780,000	878,317

		1,709,939
Federal Home Loan Bank - 1.41%
1.625%, 07/27/2011	2,600,000	2,628,358
3.875%, 06/14/2013	3,030,000	3,240,097
5.000%, 11/17/2017	1,020,000	1,142,604
5.500%, 07/15/2036	410,000	451,148

		7,462,207
Federal Home Loan Mortgage Corp. - 12.64%
3.750%, 06/28/2013	1,950,000	2,084,135
4.000%, 08/01/2024 to 04/01/2039	2,415,057	2,419,421
4.125%, 09/27/2013	2,500,000	2,702,230
4.500%, 07/01/2023 to 11/01/2039	14,928,711	15,410,748
5.000%, 07/01/2035 to 09/01/2039	13,798,824	14,482,191
5.500%, 08/23/2017 to 11/01/2038	14,641,808	15,697,265
6.000%, 06/01/2035 to 10/01/2038	7,998,650	8,655,301
6.250%, 07/15/2032	150,000	182,227
6.500%, 08/01/2038	1,530,384	1,667,760
6.750%, 09/15/2029	2,100,000	2,653,902
7.000%, 11/01/2037	667,225	735,928

		66,691,108
Federal National Mortgage Association - 23.38%
1.375%, 04/28/2011	1,100,000	1,108,208
1.750%, 05/07/2013	6,000,000	6,042,786
2.568%, 01/01/2035 (P)	753,726	780,813
3.250%, 04/09/2013	4,000,000	4,207,472
3.875%, 07/12/2013	2,000,000	2,145,406
4.000%, 07/01/2018 to 08/01/2039	11,215,377	11,342,631
4.375%, 10/15/2015	2,000,000	2,186,402
4.500%, 04/01/2018 to 01/01/2040	16,029,416	16,483,463
4.830%, 04/01/2036 (P)	1,253,882	1,319,073
4.943%, 07/01/2034 (P)	1,723,460	1,814,423
5.000%, 05/01/2019 to 12/01/2039	17,785,025	18,688,532
5.063%, 09/01/2037 (P)	1,689,037	1,771,192
5.500%, 09/01/2017 to 07/01/2038	21,852,678	23,310,101
5.505%, 05/01/2036 (P)	399,397	418,306
5.659%, 04/01/2037 (P)	1,452,685	1,522,939
5.684%, 04/01/2037 (P)	1,179,474	1,233,477
6.000%, 08/01/2023 to 03/01/2038	16,357,905	17,708,540
6.076%, 10/01/2037 (P)	1,100,847	1,173,247
6.125%, 03/15/2012	500,000	545,804
6.500%, 07/01/2031 to 10/01/2038	5,208,058	5,695,013
6.625%, 11/15/2030	2,000,000	2,508,482
7.000%, 10/01/2038	1,004,702	1,115,729
7.250%, 05/15/2030	150,000	199,736

		123,321,775
Government National Mortgage Association - 6.57%
4.000%, 07/15/2039	469,766	469,802
4.500%, 06/15/2023 to 11/20/2039	6,806,444	7,005,292
5.000%, 11/20/2038 to 11/20/2039	12,219,708	12,898,795
5.500%, 08/15/2023 to 09/20/2039	7,636,109	8,201,691
6.000%, 07/20/2037 to 10/15/2038	4,499,580	4,877,298
6.500%, 10/20/2038	1,108,626	1,213,772

		34,666,650
Tennessee Valley Authority - 0.14%
6.750%, 11/01/2025	580,000	722,940

The accompanying notes are an integral part of the financial statements.	249

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
The Financing Corp. - 0.07%
8.600%, 09/26/2019	$265,000	$359,214

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $348,013,108)		$359,311,041

FOREIGN GOVERNMENT
OBLIGATIONS - 1.94%
Austria - 0.08%
Government of Austria
5.000%, 05/19/2014 (S)	364,000	401,642
Brazil - 0.34%
Federative Republic of Brazil
5.875%, 01/15/2019	720,000	770,400
6.000%, 01/17/2017	400,000	433,400
7.125%, 01/20/2037	500,000	575,000

		1,778,800
Canada - 0.63%
Export Development Canada
3.500%, 05/16/2013	240,000	252,729
Government of Canada
2.375%, 09/10/2014	110,000	111,805
5.000%, 02/15/2012	160,000	170,565
5.125%, 01/26/2017	245,000	273,417
5.200%, 02/21/2017	200,000	225,217
6.500%, 01/15/2026	260,000	312,255
7.500%, 07/15/2023 to 09/15/2029	605,000	796,406
Hydro-Quebec
6.300%, 05/11/2011	400,000	420,247
8.400%, 01/15/2022	50,000	66,931
Province of Ontario
4.500%, 02/03/2015	500,000	541,801
Province of Saskatchewan
8.000%, 02/01/2013	115,000	133,794

		3,305,167
Israel - 0.08%
Government of Israel
5.125%, 03/26/2019	210,000	220,338
5.500%, 09/18/2023	195,000	220,543

		440,881
Italy - 0.18%
Republic of Italy
6.875%, 09/27/2023	815,000	921,967
Japan - 0.04%
Development Bank of Japan
5.125%, 02/01/2017	100,000	111,684
Japan Finance Corp. Municipal Enterprises
4.625%, 04/21/2015	100,000	109,343

		221,027
Mexico - 0.27%
Government of Mexico
5.950%, 03/19/2019	1,111,000	1,197,103
6.050%, 01/11/2040	240,000	241,200

		1,438,303
Norway - 0.04%
Eksportfinans AS
5.500%, 06/26/2017	200,000	222,654
Peru - 0.11%
Republic of Peru
7.125%, 03/30/2019	490,000	572,075

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Africa - 0.06%
Republic of South Africa
5.500%, 03/09/2020	$330,000	$332,475
Sweden - 0.11%
Svensk Exportkredit AB
3.250%, 09/16/2014	400,000	414,058
4.875%, 09/29/2011	165,000	173,512

		587,570

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $9,928,344)		$10,222,561

CORPORATE BONDS - 22.87%
Aerospace & Defense - 0.37%
Boeing Company
8.750%, 09/15/2031	275,000	385,813
General Dynamics Corp.
5.250%, 02/01/2014	265,000	295,047
Lockheed Martin Corp., Series B
6.150%, 09/01/2036	250,000	274,254
Northrop Grumman Systems Corp.
7.750%, 03/01/2016	225,000	274,666
United Technologies Corp.
5.375%, 12/15/2017	285,000	321,824
6.125%, 02/01/2019	350,000	403,881

		1,955,485
Agriculture - 0.06%
Cargill, Inc.
7.350%, 03/06/2019 (S)	250,000	301,685
Banks - 2.45%
American Express Bank FSB
3.150%, 12/09/2011	205,000	212,092
6.000%, 09/13/2017	405,000	438,907
Barclays Bank PLC
5.125%, 01/08/2020	340,000	323,252
5.450%, 09/12/2012	290,000	306,501
BB&T Corp.
5.200%, 12/23/2015	290,000	309,343
Deutsche Bank AG
3.450%, 03/30/2015	440,000	433,711
3.875%, 08/18/2014	380,000	390,660
4.875%, 05/20/2013	575,000	605,702
Dresdner Bank AG
7.250%, 09/15/2015	220,000	237,574
Fifth Third Bancorp
5.450%, 01/15/2017	295,000	296,457
FleetBoston Financial Corp.
6.700%, 07/15/2028	317,000	310,340
Keycorp
6.500%, 05/14/2013	305,000	330,223
Kreditanstalt fuer Wiederaufbau
3.250%, 03/15/2013	780,000	813,974
4.375%, 03/15/2018	1,040,000	1,109,154
5.125%, 03/14/2016	450,000	503,779
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	210,000	235,340
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	329,000	362,078
Royal Bank of Canada
2.100%, 07/29/2013	620,000	624,876
SunTrust Banks, Inc.
6.000%, 09/11/2017	290,000	293,148
The Royal Bank of Scotland Group PLC
4.875%, 03/16/2015	120,000	118,627

The accompanying notes are an integral part of the financial statements.	250

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
The Royal Bank of Scotland Group
PLC (continued)
5.000%, 11/12/2013	$300,000	$289,954
Union Bank NA
5.950%, 05/11/2016	250,000	263,763
US Bank NA, BKNT
6.375%, 08/01/2011	200,000	211,429
US Bank NA (3.778% to 04/29/2015 then
3 month LIBOR + 2.003%)
04/29/2020	250,000	250,127
Wells Fargo & Company
3.000%, 12/09/2011	350,000	361,158
3.625%, 04/15/2015	220,000	222,630
3.750%, 10/01/2014	1,100,000	1,118,437
5.000%, 11/15/2014	290,000	304,412
5.625%, 12/11/2017	515,000	550,271
6.375%, 08/01/2011	590,000	615,069
Wells Fargo Bank NA
5.950%, 08/26/2036	485,000	465,397

		12,908,385
Beverages - 0.50%
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019 (S)	300,000	346,099
7.750%, 01/15/2019 (S)	290,000	343,691
Bottling Group LLC
5.125%, 01/15/2019	290,000	313,130
Brown-Forman Corp.
5.000%, 02/01/2014	290,000	315,304
Coca-Cola Enterprises, Inc.
8.500%, 02/01/2022	255,000	336,054
Diageo Capital PLC
4.828%, 07/15/2020	240,000	245,028
PepsiCo, Inc.
5.500%, 01/15/2040	230,000	236,599
7.900%, 11/01/2018	195,000	249,793
SABMiller PLC
6.500%, 07/15/2018 (S)	200,000	228,102

		2,613,800
Biotechnology - 0.06%
Amgen, Inc.
5.700%, 02/01/2019	145,000	164,019
5.750%, 03/15/2040	160,000	165,333

		329,352
Building Materials - 0.02%
CRH America, Inc.
8.125%, 07/15/2018	100,000	119,159
Capital Markets - 1.42%
Credit Suisse AG
5.400%, 01/14/2020	230,000	224,861
Credit Suisse First Boston USA, Inc.
4.875%, 01/15/2015	345,000	366,702
6.500%, 01/15/2012	510,000	546,759
Credit Suisse Guernsey, Ltd. (5.860% to
05/01/2017, then 3 month LIBOR
+ 1.690%)
(Q)	290,000	249,400
Morgan Stanley
2.250%, 03/13/2012	200,000	204,385
3.250%, 12/01/2011	350,000	362,006
5.950%, 12/28/2017	560,000	558,283
7.300%, 05/13/2019	490,000	514,666

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Capital Markets (continued)
Morgan Stanley, Series F, MTN
6.625%, 04/01/2018	$520,000	$533,978
State Street Corp.
2.150%, 04/30/2012	215,000	219,830
The Bank of New York Mellon Corp.
4.500%, 04/01/2013	435,000	464,714
6.375%, 04/01/2012	75,000	81,481
The Goldman Sachs Capital II (5.793% to
06/01/2012, then 3 month LIBOR
+ 0.7675%)
(Q)	460,000	351,900
The Goldman Sachs Group, Inc.
3.250%, 06/15/2012	315,000	328,793
5.500%, 11/15/2014	690,000	712,396
6.125%, 02/15/2033	345,000	323,891
6.150%, 04/01/2018	515,000	526,098
7.500%, 02/15/2019	360,000	397,455
UBS AG
5.750%, 04/25/2018	520,000	529,369

		7,496,967
Chemicals - 0.29%
Agrium, Inc.
6.750%, 01/15/2019	250,000	283,245
E.I. Du Pont de Nemours & Company
5.750%, 03/15/2019	260,000	292,378
5.875%, 01/15/2014	265,000	298,776
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	60,000	62,042
The Dow Chemical Company
5.700%, 05/15/2018	140,000	143,212
5.900%, 02/15/2015	150,000	161,625
9.400%, 05/15/2039	130,000	170,080
The Sherwin-Williams Company
3.125%, 12/15/2014	110,000	113,088

		1,524,446
Computers - 0.30%
Dell, Inc.
4.700%, 04/15/2013	225,000	242,693
Hewlett-Packard Company
4.750%, 06/02/2014	240,000	262,621
International Business Machines Corp.
5.600%, 11/30/2039	300,000	314,733
6.500%, 10/15/2013	665,000	764,440

		1,584,487
Cosmetics & Personal Care - 0.07%
The Procter & Gamble Company
4.600%, 01/15/2014	345,000	374,158
Diversified Financial Services - 3.36%
American Express Company
8.125%, 05/20/2019	250,000	304,488
American Express Credit Corp., Series C
7.300%, 08/20/2013	240,000	269,967
Bank of America Corp.
2.100%, 04/30/2012	540,000	551,312
3.125%, 06/15/2012	350,000	364,376
4.500%, 04/01/2015	120,000	119,273
5.420%, 03/15/2017	300,000	292,709
6.500%, 08/01/2016	200,000	213,023
Bear Stearns Companies LLC
7.250%, 02/01/2018	945,000	1,077,291
BP Capital Markets PLC
5.250%, 11/07/2013	220,000	236,726

The accompanying notes are an integral part of the financial statements.	251

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Capital One Bank USA NA
8.800%, 07/15/2019	$350,000	$417,396
Capital One Financial Corp.
7.375%, 05/23/2014	290,000	329,464
Capital One Financial Corp., MTN
5.700%, 09/15/2011	250,000	260,686
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	260,000	294,019
Citigroup Funding, Inc.
1.875%, 11/15/2012	205,000	207,686
Citigroup, Inc.
2.125%, 04/30/2012	560,000	571,567
2.875%, 12/09/2011	210,000	216,397
5.500%, 04/11/2013	345,000	355,385
5.875%, 02/22/2033 to 05/29/2037	825,000	708,732
6.125%, 11/21/2017	833,000	849,568
8.500%, 05/22/2019	190,000	222,621
Discover Financial Services
10.250%, 07/15/2019	300,000	353,371
General Electric Capital Corp.
2.200%, 06/08/2012	290,000	296,449
3.000%, 12/09/2011	350,000	361,051
5.625%, 09/15/2017	950,000	1,004,920
6.750%, 03/15/2032	635,000	659,317
6.875%, 01/10/2039	290,000	308,344
General Electric Capital Corp., GMTN
6.000%, 08/07/2019	150,000	158,907
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	200,000	206,537
HSBC Holdings PLC
6.500%, 09/15/2037	580,000	588,871
John Deere Capital Corp.
4.950%, 12/17/2012	480,000	518,682
5.250%, 10/01/2012	280,000	302,883
JPMorgan Chase & Company
3.125%, 12/01/2011	350,000	361,676
4.750%, 05/01/2013	350,000	371,665
6.400%, 05/15/2038	845,000	933,499
MBNA Corp.
5.000%, 06/15/2015	400,000	403,820
Merrill Lynch & Company, Inc.
5.450%, 07/15/2014	575,000	592,648
6.875%, 04/25/2018 to 11/15/2018	585,000	605,961
7.750%, 05/14/2038	345,000	355,846
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	200,000	272,186
PNC Funding Corp.
2.300%, 06/22/2012	345,000	352,928
4.250%, 09/21/2015	130,000	133,866
5.625%, 02/01/2017	200,000	208,766
6.700%, 06/10/2019	190,000	214,389
SLM Corp.
8.000%, 03/25/2020	310,000	275,744

		17,705,012
Electric - 1.84%
Carolina Power & Light Company
5.300%, 01/15/2019	145,000	156,937
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	265,000	319,205
Constellation Energy Group, Inc.
7.600%, 04/01/2032	58,000	69,028

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
Dominion Resources, Inc.
5.000%, 03/15/2013	$262,000	$282,858
5.200%, 08/15/2019	310,000	327,303
DTE Energy Company
6.350%, 06/01/2016	215,000	237,881
Duke Energy Carolinas LLC
5.625%, 11/30/2012	300,000	328,924
6.000%, 01/15/2038	140,000	151,508
7.000%, 11/15/2018	270,000	327,306
E.ON International Finance BV
5.800%, 04/30/2018 (S)	385,000	427,356
Enel Finance International SA
5.125%, 10/07/2019 (S)	300,000	293,922
6.000%, 10/07/2039 (S)	100,000	93,203
6.250%, 09/15/2017 (S)	144,000	153,929
Entergy Texas, Inc.
7.125%, 02/01/2019	135,000	156,470
Exelon Generation Company LLC
6.250%, 10/01/2039	100,000	102,414
FirstEnergy Corp.
6.450%, 11/15/2011	6,000	6,348
7.375%, 11/15/2031	250,000	258,285
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	150,000	148,746
Florida Power & Light Company
5.650%, 02/01/2037	200,000	206,948
Florida Power Corp.
5.650%, 04/01/2040	220,000	227,357
FPL Group Capital, Inc.
7.875%, 12/15/2015	265,000	323,366
Georgia Power Company
4.250%, 12/01/2019	130,000	132,515
5.950%, 02/01/2039	265,000	279,233
Indiana Michigan Power Company
6.050%, 03/15/2037	295,000	298,024
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	170,000	186,360
MidAmerican Energy Holdings Company
8.480%, 09/15/2028	365,000	456,514
NiSource Finance Corp.
6.800%, 01/15/2019	250,000	276,465
Oncor Electric Delivery Company
7.500%, 09/01/2038	140,000	169,004
Pacific Gas & Electric Company
6.050%, 03/01/2034	170,000	177,174
6.250%, 12/01/2013	355,000	402,566
PacifiCorp
6.000%, 01/15/2039	290,000	312,875
Pennsylvania Electric Company
5.200%, 04/01/2020	200,000	204,575
6.150%, 10/01/2038	150,000	150,546
Progress Energy, Inc.
7.050%, 03/15/2019	350,000	403,073
Public Service Electric & Gas Company
6.330%, 11/01/2013	355,000	402,394
San Diego Gas & Electric
Company, Series FFF
6.125%, 09/15/2037	160,000	181,127
Southern California Edison
Company, Series 05-E
5.350%, 07/15/2035	345,000	346,308
Southwestern Public Service
Company, Series G
8.750%, 12/01/2018	155,000	197,886

The accompanying notes are an integral part of the financial statements.	252

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
Virginia Electric and Power Company
8.875%, 11/15/2038	$190,000	$263,361
Wisconsin Electric Power Company
6.000%, 04/01/2014	230,000	259,058

		9,698,352
Electrical Components & Equipment - 0.04%
Emerson Electric Company
4.875%, 10/15/2019	215,000	231,307
Environmental Control - 0.07%
Allied Waste North America, Inc.
6.875%, 06/01/2017	200,000	218,000
Waste Management, Inc.
6.125%, 11/30/2039	160,000	167,304

		385,304
Food - 0.69%
ConAgra Foods, Inc.
5.819%, 06/15/2017	25,000	27,689
9.750%, 03/01/2021	140,000	185,873
General Mills, Inc.
5.650%, 02/15/2019	215,000	238,335
Kellogg Company
4.150%, 11/15/2019	100,000	102,117
Kraft Foods, Inc.
4.125%, 02/09/2016	760,000	784,680
6.125%, 02/01/2018	330,000	364,292
6.750%, 02/19/2014	470,000	536,320
6.875%, 02/01/2038	120,000	133,203
Ralcorp Holdings, Inc.
6.625%, 08/15/2039	210,000	217,033
Safeway, Inc.
6.350%, 08/15/2017	155,000	176,650
Sysco Corp.
5.375%, 03/17/2019	150,000	165,522
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	260,000	267,125
Tesco PLC
6.150%, 11/15/2037 (S)	82,000	89,232
The Kroger Company
3.900%, 10/01/2015	100,000	103,542
6.400%, 08/15/2017	210,000	239,795

		3,631,408
Forest Products & Paper - 0.02%
International Paper Company
8.700%, 06/15/2038	100,000	122,623
Gas - 0.06%
KeySpan Corp.
8.000%, 11/15/2030	265,000	327,963
Hand & Machine Tools - 0.08%
Snap-On, Inc.
6.125%, 09/01/2021	210,000	228,228
Stanley Black & Decker, Inc.
6.150%, 10/01/2013	170,000	190,798

		419,026
Healthcare Products - 0.16%
Baxter International, Inc.
5.900%, 09/01/2016	145,000	167,275
Covidien International Finance SA
6.000%, 10/15/2017	287,000	324,019
Johnson & Johnson
5.850%, 07/15/2038	245,000	273,849

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Products (continued)
St. Jude Medical, Inc.
4.875%, 07/15/2019	$100,000	$105,530

		870,673
Healthcare Services - 0.23%
Aetna, Inc.
6.000%, 06/15/2016	290,000	324,816
Howard Hughes Medical Institute
3.450%, 09/01/2014	210,000	220,229
Quest Diagnostics, Inc.
5.450%, 11/01/2015	90,000	99,239
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	200,000	226,105
UnitedHealth Group, Inc.
4.875%, 03/15/2015	31,000	32,763
5.800%, 03/15/2036	210,000	202,636
WellPoint, Inc.
6.375%, 06/15/2037	120,000	129,702

		1,235,490
Home Builders - 0.02%
Toll Brothers Finance Corp.
6.750%, 11/01/2019	100,000	94,030
Household Products - 0.11%
Clorox Company
5.950%, 10/15/2017	260,000	292,418
Kimberly-Clark Corp.
7.500%, 11/01/2018	240,000	300,264

		592,682
Insurance - 1.09%
AEGON Funding Company LLC
5.750%, 12/15/2020	145,000	147,974
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	320,000	347,979
American International Group, Inc.
5.450%, 05/18/2017	480,000	400,800
AON Corp.
8.205%, 01/01/2027	210,000	222,537
AXA SA
8.600%, 12/15/2030	140,000	160,482
Berkshire Hathaway Finance Corp.
5.400%, 05/15/2018	290,000	316,207
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	420,000	429,675
Chubb Corp.
5.750%, 05/15/2018	100,000	110,242
CNA Financial Corp.
7.350%, 11/15/2019	210,000	220,742
Hartford Financial Services Group, Inc.
4.000%, 03/30/2015	220,000	213,581
5.950%, 10/15/2036	135,000	115,179
Lincoln National Corp.
5.650%, 08/27/2012	145,000	153,055
Lincoln National Corp. (7.000% to
05/17/2016, then 3 month LIBOR
+ 2.358%)
05/17/2066	30,000	24,600
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015	290,000	307,944
MetLife, Inc.
6.817%, 08/15/2018	645,000	704,649
PartnerRe Finance B LLC
5.500%, 06/01/2020	220,000	207,045

The accompanying notes are an integral part of the financial statements.	253

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Prudential Financial, Inc.
3.875%, 01/14/2015	$110,000	$110,584
4.750%, 04/01/2014 to 09/17/2015	490,000	508,760
The Allstate Corp.
5.950%, 04/01/2036	270,000	271,918
The Travelers Companies, Inc.
5.500%, 12/01/2015	190,000	211,479
5.900%, 06/02/2019	190,000	207,883
6.250%, 06/20/2016	190,000	214,455
Willis North America, Inc.
7.000%, 09/29/2019	150,000	156,764

		5,764,534
Investment Companies - 0.10%
FIH Erhvervsbank A/S
2.450%, 08/17/2012 (S)	210,000	214,729
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	290,000	311,970

		526,699
Iron & Steel - 0.09%
ArcelorMittal
5.375%, 06/01/2013	440,000	458,908
Machinery-Construction & Mining - 0.14%
Caterpillar, Inc.
7.900%, 12/15/2018	585,000	734,092
Machinery-Diversified - 0.02%
Roper Industries, Inc.
6.250%, 09/01/2019	100,000	107,848
Media - 1.14%
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	280,000	359,632
CBS Corp.
8.875%, 05/15/2019	200,000	244,815
Comcast Cable Communications
8.875%, 05/01/2017	190,000	232,775
Comcast Corp.
5.700%, 07/01/2019	190,000	203,858
6.500%, 11/15/2035	435,000	460,707
COX Communications, Inc.
9.375%, 01/15/2019 (S)	95,000	123,411
DirecTV Holdings LLC
5.200%, 03/15/2020 (S)	240,000	242,124
Discovery Communications LLC
5.625%, 08/15/2019	160,000	168,738
Grupo Televisa SA
6.625%, 01/15/2040	160,000	160,171
NBC Universal, Inc.
5.150%, 04/30/2020 (S)	240,000	245,032
News America, Inc.
6.650%, 11/15/2037	335,000	362,434
TCI Communications, Inc.
7.125%, 02/15/2028	308,000	332,432
The Walt Disney Company
5.625%, 09/15/2016	250,000	285,829
Time Warner Companies, Inc.
7.250%, 10/15/2017	890,000	1,038,128
Time Warner Entertainment Company LP
8.375%, 07/15/2033	450,000	545,711
Time Warner, Inc.
7.625%, 04/15/2031	120,000	137,970
Viacom, Inc.
4.250%, 09/15/2015	100,000	102,923
6.250%, 04/30/2016	345,000	387,285

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Media (continued)
Viacom, Inc. (continued)
7.875%, 07/30/2030	$225,000	$246,840
Vivendi SA
5.750%, 04/04/2013 (S)	102,000	108,873

		5,989,688
Metal Fabricate/Hardware - 0.03%
Commercial Metals Company
7.350%, 08/15/2018	140,000	146,999
Mining - 0.31%
Alcoa, Inc.
5.720%, 02/23/2019	20,000	18,807
6.750%, 07/15/2018	325,000	327,994
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	240,000	242,538
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	110,000	121,640
Teck Resources, Ltd.
10.750%, 05/15/2019	210,000	253,050
Vale Overseas, Ltd.
6.250%, 01/23/2017	500,000	536,859
6.875%, 11/10/2039	110,000	109,566

		1,610,454
Miscellaneous Manufacturers - 0.43%
General Electric Company
5.000%, 02/01/2013	525,000	562,021
Harsco Corp.
5.750%, 05/15/2018	270,000	294,384
Honeywell International, Inc.
3.875%, 02/15/2014	220,000	234,532
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	270,000	313,543
Tyco Electronics Group SA
6.550%, 10/01/2017	305,000	348,277
Tyco International Finance SA
3.375%, 10/15/2015	500,000	505,601

		2,258,358
Office & Business Equipment - 0.07%
Pitney Bowes, Inc.
6.250%, 03/15/2019	120,000	135,088
Xerox Corp.
6.750%, 12/15/2039	230,000	248,483

		383,571
Oil & Gas - 1.47%
Anadarko Finance Company
6.750%, 05/01/2011	360,000	374,228
Apache Corp.
6.000%, 09/15/2013	200,000	224,282
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	200,000	206,919
Cenovus Energy, Inc.
5.700%, 10/15/2019 (S)	100,000	105,155
Chevron Corp.
4.950%, 03/03/2019	215,000	233,247
ConocoPhillips
5.750%, 02/01/2019	270,000	299,486
Devon Financing Corp.
6.875%, 09/30/2011	240,000	256,480
7.875%, 09/30/2031	120,000	149,889
EnCana Corp.
6.500%, 08/15/2034	345,000	369,967
GlobalSantaFe Corp.
5.000%, 02/15/2013	275,000	285,129

The accompanying notes are an integral part of the financial statements.	254

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Hess Corp.
8.125%, 02/15/2019	$210,000	$259,161
Kerr-McGee Corp.
6.950%, 07/01/2024	300,000	316,568
Marathon Oil Corp.
6.000%, 10/01/2017	93,000	101,777
Nabors Industries, Inc.
9.250%, 01/15/2019	290,000	353,101
Nexen, Inc.
6.200%, 07/30/2019	380,000	412,771
Noble Holding International, Ltd.
7.375%, 03/15/2014	240,000	269,178
Pemex Project Funding Master Trust
6.625%, 06/15/2035	120,000	117,600
7.375%, 12/15/2014	180,000	204,008
Petro-Canada
5.950%, 05/15/2035	190,000	187,273
6.050%, 05/15/2018	325,000	355,101
Petrobras International Finance Company
8.375%, 12/10/2018	415,000	479,325
Petroleos Mexicanos
4.875%, 03/15/2015 (S)	300,000	307,800
Shell International Finance BV
6.375%, 12/15/2038	265,000	301,451
Talisman Energy, Inc.
6.250%, 02/01/2038	155,000	159,292
Tosco Corp.
8.125%, 02/15/2030	285,000	367,344
Total Capital SA
3.125%, 10/02/2015	100,000	101,368
4.250%, 12/15/2021	230,000	230,351
Transocean, Inc.
6.800%, 03/15/2038	240,000	227,894
Valero Energy Corp.
6.125%, 06/15/2017	275,000	288,187
XTO Energy, Inc.
5.500%, 06/15/2018	169,000	186,146

		7,730,478
Oil & Gas Services - 0.19%
Cameron International Corp.
7.000%, 07/15/2038	100,000	104,155
Halliburton Company
6.150%, 09/15/2019	443,000	484,560
Weatherford International, Ltd.
5.500%, 02/15/2016	215,000	223,862
6.000%, 03/15/2018	178,000	186,833

		999,410
Pharmaceuticals - 0.83%
Abbott Laboratories
4.125%, 05/27/2020	210,000	211,281
4.350%, 03/15/2014	350,000	377,466
AstraZeneca PLC
5.900%, 09/15/2017	300,000	343,574
Bristol-Myers Squibb Company
6.800%, 11/15/2026	140,000	164,045
Eli Lilly & Company
7.125%, 06/01/2025	220,000	277,191
GlaxoSmithKline Capital, Inc.
4.375%, 04/15/2014	370,000	398,518
6.375%, 05/15/2038	140,000	158,689
Mead Johnson Nutrition Company
4.900%, 11/01/2019 (S)	100,000	102,806

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Merck & Company, Inc.
5.300%, 12/01/2013	$975,000	$1,087,897
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	210,000	230,687
Pharmacia Corp.
6.500%, 12/01/2018	290,000	340,637
Wyeth
5.500%, 03/15/2013	385,000	424,320
6.000%, 02/15/2036	230,000	245,043

		4,362,154
Pipelines - 0.92%
Boardwalk Pipelines LP
5.750%, 09/15/2019	160,000	168,205
CenterPoint Energy Resources Corp.
7.875%, 04/01/2013	240,000	275,052
DCP Midstream LLC
9.700%, 12/01/2013 (S)	270,000	322,726
9.750%, 03/15/2019 (S)	240,000	306,340
Enbridge Energy Partners LP
9.875%, 03/01/2019	345,000	447,412
Energy Transfer Partners LP
6.700%, 07/01/2018	250,000	267,659
Enterprise Products Operating LLC
6.650%, 04/15/2018	110,000	121,385
6.875%, 03/01/2033	163,000	169,395
9.750%, 01/31/2014	175,000	211,182
Kinder Morgan Energy Partners LP
5.625%, 02/15/2015	110,000	118,461
5.850%, 09/15/2012	225,000	241,551
6.500%, 09/01/2039	130,000	126,505
7.300%, 08/15/2033	30,000	32,623
9.000%, 02/01/2019	175,000	213,902
Magellan Midstream Partners LP
6.550%, 07/15/2019	150,000	166,614
ONEOK Partners LP
6.650%, 10/01/2036	245,000	247,348
Plains All American Pipeline LP
8.750%, 05/01/2019	190,000	225,644
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	220,000	216,440
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	70,000	78,451
The Williams Companies, Inc.
7.875%, 09/01/2021	330,000	381,408
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	200,000	200,989
Williams Partners LP
5.250%, 03/15/2020 (S)	310,000	309,904

		4,849,196
Real Estate - 0.42%
Duke Realty LP
5.950%, 02/15/2017	72,000	72,635
Hospitality Properties Trust
7.875%, 08/15/2014	180,000	197,845
Kimco Realty Corp.
6.875%, 10/01/2019	190,000	210,885
ProLogis
5.625%, 11/15/2016	60,000	57,791
7.625%, 08/15/2014	410,000	437,572
Realty Income Corp.
5.950%, 09/15/2016	135,000	143,055
Simon Property Group LP
5.650%, 02/01/2020	350,000	361,276

The accompanying notes are an integral part of the financial statements.	255

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Simon Property Group LP (continued)
5.875%, 03/01/2017	$86,000	$91,790
Vornado Realty Trust
4.250%, 04/01/2015	220,000	220,193
WEA Finance LLC
7.500%, 06/02/2014 (S)	390,000	442,799

		2,235,841
Retail - 0.72%
CVS Caremark Corp.
6.125%, 08/15/2016	305,000	343,323
6.600%, 03/15/2019	300,000	340,605
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	167,647	200,226
Home Depot, Inc.
5.875%, 12/16/2036	190,000	186,861
Lowe’s Companies, Inc.
6.100%, 09/15/2017	710,000	825,256
McDonald’s Corp.
5.000%, 02/01/2019	145,000	159,417
Target Corp.
6.500%, 10/15/2037	220,000	248,624
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	265,000	273,912
6.200%, 04/15/2038	386,000	431,401
7.550%, 02/15/2030	300,000	382,742
Walgreen Company
5.250%, 01/15/2019	290,000	320,192
Yum! Brands, Inc.
6.250%, 03/15/2018	95,000	105,909

		3,818,468
Savings & Loans - 0.04%
US Central Federal Credit Union
1.900%, 10/19/2012	200,000	202,731
Software - 0.12%
Microsoft Corp.
2.950%, 06/01/2014	200,000	207,493
Oracle Corp.
5.750%, 04/15/2018	380,000	428,892

		636,385
Telecommunications - 1.88%
America Movil SAB de CV
5.000%, 03/30/2020 (S)	480,000	478,015
Ameritech Capital Funding Corp.
6.875%, 10/15/2027	138,000	146,097
AT&T Corp.
8.000%, 11/15/2031	320,000	394,759
AT&T, Inc.
5.625%, 06/15/2016	200,000	221,602
6.300%, 01/15/2038	400,000	416,501
6.700%, 11/15/2013	270,000	308,776
BellSouth Corp.
6.875%, 10/15/2031	405,000	447,738
British Telecommunications PLC
5.950%, 01/15/2018	160,000	165,395
9.625%, 12/15/2030	160,000	199,941
CenturyTel, Inc.
7.600%, 09/15/2039	140,000	131,850
Cisco Systems, Inc.
5.900%, 02/15/2039	250,000	265,076
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	365,000	460,972

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
France Telecom SA
8.500%, 03/01/2031	$290,000	$387,931
Motorola, Inc.
6.000%, 11/15/2017	180,000	185,956
Qwest Corp.
8.375%, 05/01/2016	270,000	292,950
Rogers Cable, Inc.
7.875%, 05/01/2012	265,000	294,259
Telecom Italia Capital SA
5.250%, 11/15/2013	460,000	478,469
7.721%, 06/04/2038	200,000	204,621
Telefonica Europe BV
8.250%, 09/15/2030	325,000	381,507
Telefonos de Mexico SAB de CV
5.500%, 11/15/2019 (S)	210,000	215,391
Verizon Communications, Inc.
5.250%, 04/15/2013	275,000	299,837
6.100%, 04/15/2018	435,000	484,524
6.900%, 04/15/2038	750,000	839,443
Verizon Global Funding Corp.
7.375%, 09/01/2012	250,000	281,051
Verizon Wireless Capital LLC
7.375%, 11/15/2013	330,000	384,733
8.500%, 11/15/2018	210,000	262,565
Vodafone Group PLC
3.375%, 11/24/2015	520,000	518,169
5.375%, 01/30/2015	515,000	554,635
5.450%, 06/10/2019	205,000	215,380

		9,918,143
Tobacco - 0.21%
Altria Group, Inc.
8.500%, 11/10/2013	255,000	297,327
9.250%, 08/06/2019	425,000	504,105
Philip Morris International, Inc.
6.875%, 03/17/2014	270,000	311,873

		1,113,305
Toys/Games/Hobbies - 0.02%
Hasbro, Inc.
6.350%, 03/15/2040	120,000	124,587
Transportation - 0.38%
Burlington Northern Santa Fe Corp.
4.700%, 10/01/2019	160,000	164,247
7.000%, 02/01/2014	350,000	403,689
Canadian National Railway Company
6.375%, 10/15/2011	135,000	144,652
CSX Corp.
6.250%, 04/01/2015	205,000	232,950
7.375%, 02/01/2019	290,000	348,080
FedEx Corp.
8.000%, 01/15/2019	145,000	179,153
Norfolk Southern Corp.
7.050%, 05/01/2037	200,000	234,386
Union Pacific Corp.
6.625%, 02/01/2029	260,000	291,895

		1,999,052
Trucking&Leasing - 0.03%
GATX Corp.
4.750%, 05/15/2015	170,000	174,619

TOTAL CORPORATE BONDS (Cost $111,888,310)		$120,667,314

The accompanying notes are an integral part of the financial statements.	256

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS - 0.43%
California - 0.08%
State of California
7.500%, 04/01/2034	$200,000	$213,424
University of California
5.770%, 05/15/2043	220,000	220,317

		433,741
District of Columbia - 0.02%
Metropolitan Washington Airports Authority
7.462%, 10/01/2046	100,000	110,176
Georgia - 0.04%
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	230,000	235,534
Illinois - 0.05%
State of Illinois
5.100%, 06/01/2033	285,000	247,850
Maryland - 0.05%
Maryland State Transportation Authority
5.888%, 07/01/2043	230,000	249,463
New York - 0.08%
New York State Dormitory Authority
5.628%, 03/15/2039	210,000	211,531
New York State Urban Development Corp.
5.770%, 03/15/2039	200,000	205,770

		417,301
North Carolina - 0.04%
North Carolina Turnpike Authority
6.700%, 01/01/2039	170,000	185,914
Texas - 0.03%
State of Texas
5.517%, 04/01/2039	160,000	167,032
Utah - 0.02%
State of Utah
4.554%, 07/01/2024	100,000	104,601
Washington - 0.02%
State of Washington
5.481%, 08/01/2039	100,000	108,144

TOTAL MUNICIPAL BONDS (Cost $2,185,610)		$2,259,756

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.47%
Banc of America Commercial Mortgage, Inc.
Series 2004-4, Class A3,
4.128%, 07/10/2042	97,615	97,561
Series 2006-5, Class A3,
5.390%, 09/10/2047	320,000	321,374
Series 2006-4, Class A4,
5.634%, 07/10/2046	410,000	414,610
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	700,000	703,115
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4
5.722%, 09/11/2038 (P)	260,000	270,482
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-T20, Class A3
5.149%, 10/12/2042 (P)	610,000	632,204
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2006-CD2, Class A4,
5.363%, 01/15/2046 (P)	680,000	682,069
Series 2006-CD3, Class A5,
5.617%, 10/15/2048	760,000	759,903

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
CS First Boston Mortgage Securities Corp.,
Series 2005-C3, Class A3
4.645%, 07/15/2037	$340,000	$350,138
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A2,
4.353%, 06/10/2048	496,165	501,212
Series 2004-C3, Class A2,
4.433%, 07/10/2039	185,160	187,951
Series 2005-C1, Class A3,
4.578%, 06/10/2048	540,000	546,452
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C3, Class A4
5.023%, 04/10/2040	1,020,000	1,073,247
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4
5.805%, 08/10/2045 (P)	1,105,000	1,037,535
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	940,000	960,781
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	540,000	541,720
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	420,000	429,133
Series 2005-LDP5, Class A4,
5.195%, 12/15/2044 (P)	275,000	288,296
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	380,000	388,920
Series 2005-CB13, Class A3A1,
5.280%, 01/12/2043 (P)	880,000	905,004
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	210,000	186,859
Series 2006-CB14, Class A3A,
5.491%, 12/12/2044 (P)(S)	920,000	940,910
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
5.950%, 07/15/2044 (P)	660,000	631,787
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A2,
4.310%, 02/15/2030	112,281	112,880
Series 2006-C7, Class A3,
5.347%, 11/15/2038	968,000	965,574
Series 2007-C2, Class A3,
5.430%, 02/15/2040	710,000	682,850
Series 2006-C3, Class A4,
5.661%, 03/15/2039 (P)	380,000	387,827
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%, 02/12/2051	145,000	141,375
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8, Class A2
5.919%, 08/12/2049 (P)	1,080,000	1,142,775
Morgan Stanley Capital I
Series 2004-HQ3, Class A4,
4.800%, 01/13/2041	870,000	896,661
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	980,000	986,255
Series 2006-T21, Class A2,
5.090%, 10/12/2052	415,000	419,199
Series 2007-T25, Class A3,
5.514%, 11/12/2049 (P)	1,295,000	1,319,012
Series 2007-T27, Class A4,
5.649%, 06/11/2042 (P)	1,630,000	1,673,006
Series 2006-IQ11, Class A2,
5.693%, 10/15/2042 (P)	925,000	942,342

The accompanying notes are an integral part of the financial statements.	257

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I (continued)
Series 2006-T23, Class A2,
5.741%, 08/12/2041 (P)	$380,000	$387,904
Wachovia Bank Commercial Mortgage Trust
Series 2004-C12, Class A2,
5.001%, 07/15/2041	253,558	256,816
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	410,000	424,454

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $21,298,341)		$23,590,193

ASSET BACKED SECURITIES - 0.28%
American Express Credit Account Master
Trust, Series 2006-2, Class A
5.350%, 01/15/2014	440,000	459,584
Chase Issuance Trust,
Series 2008-A4, Class A4
4.650%, 03/15/2015	540,000	581,156
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%, 01/15/2014	410,000	413,119

TOTAL ASSET BACKED SECURITIES (Cost $1,434,969)		$1,453,859

SUPRANATIONAL OBLIGATIONS - 0.77%
African Development Bank
6.875%, 10/15/2015	105,000	123,228
Asian Development Bank
5.593%, 07/16/2018	405,000	461,833
European Investment Bank
2.375%, 03/14/2014	570,000	576,656
4.625%, 05/15/2014	429,000	469,988
4.625%, 10/20/2015	395,000	431,466
4.875%, 01/17/2017	580,000	639,544
Inter-American Development Bank
7.000%, 06/15/2025	175,000	219,701
International Bank for
Reconstruction & Development
3.625%, 05/21/2013	200,000	210,926
8.625%, 10/15/2016	285,000	374,879
International Finance Corp.
3.500%, 05/15/2013	155,000	164,367
Nordic Investment Bank
2.375%, 12/15/2011	355,000	362,906

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,948,451)		$4,035,494

SHORT-TERM INVESTMENTS - 0.59%
Short-Term Securities* - 0.59%
State Street Institutional US Government
Money Market Fund, 0.0840%	$3,112,444	3,112,444

TOTAL SHORT-TERM INVESTMENTS (Cost $3,112,444)		$3,112,444

Total Investments (Total Bond Market Fund)
(Cost $501,809,577) - 99.46%		$524,652,662
Other assets and liabilities, net - 0.54%		2,864,439

TOTAL NET ASSETS - 100.00%		$527,517,101

Total Return Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 30.47%
FDIC Structured Sale Guaranteed Notes - 0.01%
zero coupon 10/25/2011 (S)	$300,000	$295,596
Federal Home Loan Bank - 0.06%
1.000%, 12/28/2011	1,400,000	1,404,133
Federal Home Loan Mortgage Corp. - 7.16%
0.299%, 09/19/2011 (F)(P)	16,000,000	15,989,840
1.125%, 06/01/2011 to 12/15/2011	14,300,000	14,374,024
4.792%, 11/01/2035 (P)	509,298	538,806
5.500%, TBA (B)	4,000,000	4,261,250
5.500%, 12/01/2036 to 02/01/2039	4,293,765	4,577,464
6.000%, TBA (B)	101,000,000	108,866,951
6.000%, 08/01/2026 to 01/01/2038	4,373,477	4,752,211

		153,360,546
Federal National Mortgage Association - 7.86%
1.750%, 05/07/2013 (F)	12,500,000	12,589,138
2.405%, 11/01/2035 (P)	449,417	455,194
2.527%, 05/01/2035 (P)	802,525	832,404
2.550%, 03/01/2035 (P)	146,276	152,463
2.657%, 11/01/2034 (P)	418,932	433,932
2.769%, 01/01/2035 (P)	247,390	258,062
3.649%, 07/01/2034 (P)	232,370	243,653
4.500%, TBA (B)	37,000,000	37,745,779
4.756%, 06/01/2035 (P)	1,202,997	1,254,687
4.864%, 09/01/2035 (P)	598,400	630,672
5.500%, TBA (B)	13,000,000	13,903,438
5.500%, 12/01/2021 to 08/01/2038	23,090,367	24,623,068
6.000%, TBA (B)	1,000,000	1,077,109
6.000%, 10/01/2026 to 09/01/2037	58,155,792	62,895,222
6.500%, TBA (B)	9,000,000	9,765,000
6.500%, 10/01/2036 to 05/01/2037	1,459,552	1,591,243

		168,451,064
Government National Mortgage Association - 0.11%
6.000%, 05/15/2037 to 11/15/2039	2,144,514	2,324,755
Treasury Inflation Protected Securities (D) - 0.06%
2.000%, 01/15/2026	328,776	341,773
2.375%, 01/15/2025	807,765	881,411

		1,223,184
U.S. Treasury Bonds - 4.36%
3.500%, 02/15/2039	2,800,000	2,463,126
4.250%, 05/15/2039 (F)	8,500,000	8,534,527
4.375%, 02/15/2038 to 05/15/2040	51,100,000	52,456,508
4.625%, 02/15/2040	23,300,000	24,880,020
5.375%, 02/15/2031	700,000	826,875
8.750%, 05/15/2020	3,000,000	4,368,750

		93,529,806
U.S. Treasury Notes - 10.85%
1.375%, 05/15/2013	25,900,000	25,999,197
2.250%, 01/31/2015	300,000	303,164
3.125%, 04/30/2017	56,400,000	57,774,750
1.375%, 03/15/2013	7,100,000	7,137,701
2.125%, 05/31/2015	16,400,000	16,420,500
2.375%, 02/28/2015	2,500,000	2,540,225
2.500%, 04/30/2015	35,800,000	36,521,585
2.750%, 05/31/2017	39,000,000	38,981,709
3.500%, 05/15/2020	37,400,000	38,019,344
3.625%, 02/15/2020	8,600,000	8,821,046

		232,519,221

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $640,984,940)		$653,108,305

The accompanying notes are an integral part of the financial statements.	258

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 0.93%
Brazil - 0.26%
Federative Republic of Brazil
10.250%, 01/10/2028	$6,400,000	$3,450,377
12.500%, 01/05/2022	3,600,000	2,205,216

		5,655,593
Canada - 0.21%
Government of Canada
2.000%, 12/01/2014	4,200,000	3,896,914
4.500%, 06/01/2015	600,000	620,080

		4,516,994
France - 0.39%
Societe Financement de l’Economie Francaise
0.504%, 07/16/2012 (P)(S)	2,000,000	2,006,300
2.125%, 05/20/2012 (P)(S)	800,000	1,002,112
3.375%, 05/05/2014 (S)	5,100,000	5,313,792

		8,322,204
Mexico - 0.07%
Government of Mexico
6.050%, 01/11/2040	1,400,000	1,407,000

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $19,832,469)		$19,901,791

CORPORATE BONDS - 26.60%
Banks - 7.47%
American Express Bank FSB
5.500%, 04/16/2013	3,500,000	3,778,415
6.000%, 09/13/2017	200,000	216,744
American Express Centurion Bank
0.418%, 07/13/2010 (P)	300,000	299,976
6.000%, 09/13/2017	200,000	216,744
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)	3,100,000	3,419,102
Banco Santander Chile
1.557%, 04/20/2012 (P)(S)	3,800,000	3,797,215
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)	700,000	686,936
Barclays Bank PLC
5.000%, 09/22/2016	9,700,000	9,584,017
5.450%, 09/12/2012	23,000,000	24,308,664
6.050%, 12/04/2017 (S)	2,900,000	2,831,908
BNP Paribas (5.186% to 06/29/2015, then
3 month LIBOR + 1.680%)
(Q)(S)	7,600,000	6,232,000
Citibank NA
1.875%, 05/07/2012 to 06/04/2012	2,800,000	2,843,994
Danske Bank A/S
2.500%, 05/10/2012 (S)	2,500,000	2,555,880
Deutsche Bank AG
6.000%, 09/01/2017	4,600,000	4,937,792
Dexia Credit Local
0.808%, 04/29/2014 (P)(S)	7,100,000	7,089,407
0.928%, 09/23/2011 (P)(S)	5,200,000	5,209,355
Fortis Bank Nederland Holding NV
3.000%, 04/17/2012	500,000	632,551
ING Bank NV
1.090%, 03/30/2012 (P)(S)	18,700,000	18,696,515
Intesa Sanpaolo/New York
2.375%, 12/21/2012	12,700,000	12,539,967
KeyBank NA
2.502%, 06/02/2010 (P)	4,400,000	4,400,000
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)	2,600,000	2,815,210

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
Royal Bank of Scotland Group PLC (6.990%
to 10/05/2017, then 3 month LIBOR
+ 2.670%)
(Q)(S)	$6,800,000	$4,420,000
Royal Bank of Scotland Group PLC (7.648%
to 09/30/2031, then 3 month LIBOR
+ 2.500%)
(Q)	5,000,000	3,750,000
Royal Bank of Scotland PLC
0.823%, 04/08/2011 (P)(S)	4,000,000	4,004,376
2.625%, 05/11/2012 (S)	2,400,000	2,450,976
3.000%, 12/09/2011 (S)	5,900,000	6,054,722
Santander US Debt SA Unipersonal
1.089%, 03/30/2012 (P)(S)	13,900,000	13,473,770
Swedbank AB
3.625%, 12/02/2011	100,000	126,937
Wachovia Corp.
0.433%, 10/15/2011 (P)	1,100,000	1,092,357
5.750%, 02/01/2018	6,200,000	6,629,759
Westpac Banking Corp.
0.784%, 07/16/2014 (P)(S)	1,000,000	1,005,209

		160,100,498
Biotechnology - 0.49%
Amgen, Inc.
6.150%, 06/01/2018	9,100,000	10,514,959
Capital Markets - 2.31%
Lehman Brothers Holdings, Inc.
11/24/2008 to 11/16/2009 (J)	9,300,000	1,906,500
5.575%, 12/23/2010 (H)	10,000,000	2,050,000
6.875%, 05/02/2018 (H)	1,100,000	236,500
Morgan Stanley
2.930%, 05/14/2013 (P)	2,300,000	2,295,837
3.250%, 12/01/2011	2,900,000	2,999,482
6.250%, 08/28/2017	800,000	802,063
Northern Rock Asset Management PLC
5.625%, 06/22/2017 (S)	15,300,000	15,569,433
State Street Capital Trust IV
1.257%, 06/15/2037	400,000	296,321
The Goldman Sachs Group, Inc.
5.625%, 01/15/2017	2,000,000	1,990,692
6.150%, 04/01/2018	7,500,000	7,661,625
6.250%, 09/01/2017	5,400,000	5,589,292
6.375%, 05/02/2018	700,000	914,045
UBS AG
1.584%, 02/23/2012 (P)	3,100,000	3,097,858
5.750%, 04/25/2018	1,900,000	1,934,232
5.875%, 12/20/2017	2,100,000	2,161,543

		49,505,423
Chemicals - 0.42%
Rohm & Haas Company
6.000%, 09/15/2017	1,500,000	1,586,093
The Dow Chemical Company
4.850%, 08/15/2012	6,300,000	6,619,757
6.000%, 10/01/2012	800,000	862,002

		9,067,852
Commercial Services - 0.71%
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)	12,900,000	15,316,686
Computers - 0.24%
Dell, Inc.
4.700%, 04/15/2013	4,800,000	5,177,458

The accompanying notes are an integral part of the financial statements.	259

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services - 10.39%
Allstate Life Global Funding Trusts
5.375%, 04/30/2013	$2,500,000	$2,726,713
Ally Financial, Inc.
6.000%, 12/15/2011	400,000	393,880
6.875%, 08/28/2012	5,810,000	5,737,375
8.300%, 02/12/2015 (S)	3,900,000	3,914,625
American Express Company
7.000%, 03/19/2018	2,700,000	3,073,604
American Express Credit Corp.
5.875%, 05/02/2013	2,300,000	2,499,224
American Express Travel Related Services
Company, Inc.
5.250%, 11/21/2011 (S)	1,366,000	1,419,270
American General Finance Corp.
3.250%, 01/16/2013	2,193,000	2,102,557
4.000%, 03/15/2011	4,900,000	4,691,750
4.875%, 07/15/2012	600,000	540,000
American General Finance Corp., MTN
6.900%, 12/15/2017	2,700,000	2,146,500
BAC Capital Trust VII
5.250%, 08/10/2035	1,000,000	929,760
BAC Capital Trust VII (8.250% to 03/15/2011,
then 3 month LIBOR + 4.990%)
(Q)	2,900,000	2,928,536
Bank of America Corp.
0.766%, 08/15/2016 (P)	1,100,000	964,149
2.100%, 04/30/2012	10,800,000	11,026,249
6.000%, 10/15/2036	900,000	823,461
6.500%, 08/01/2016	7,900,000	8,414,401
C10 Capital SPV, Ltd. (6.722% to 12/31/2016,
then 3 month LIBOR + 4.710%)
(Q)(S)	1,700,000	1,053,558
C8 Capital SPV, Ltd. (6.64% to 12/31/2014,
then 3 month LIBOR + 4.400%)
(Q)(S)	4,500,000	2,790,608
Caelus Re, Ltd.
6.788%, 06/07/2011 (P)(S)	1,200,000	1,183,440
CIT Group, Inc.
7.000%, 05/01/2013 to 05/01/2017	3,468,373	3,213,643
Citigroup Capital XXI (8.300% to 12/21/2037,
then 3 month LIBOR + 4.170%)
12/21/2057	20,525,000	19,601,375
Citigroup Funding, Inc.
1.875%, 10/22/2012	2,500,000	2,532,633
2.250%, 12/10/2012	2,100,000	2,148,050
Citigroup, Inc.
2.125%, 04/30/2012	1,500,000	1,530,984
4.750%, 02/10/2019	1,500,000	1,665,432
5.300%, 10/17/2012	800,000	829,836
5.500%, 08/27/2012 to 10/15/2014	20,800,000	21,252,862
5.625%, 08/27/2012	1,700,000	1,757,788
5.850%, 07/02/2013	600,000	628,444
6.000%, 08/15/2017	900,000	909,405
6.125%, 08/25/2036	3,500,000	3,032,999
8.500%, 05/22/2019	2,200,000	2,577,711
Countrywide Financial Corp.
5.800%, 06/07/2012	3,200,000	3,373,245
Countrywide Home Loans, Inc.
4.000%, 03/22/2011	600,000	610,891
Ford Motor Credit Company LLC
3.048%, 01/13/2012 (P)	1,300,000	1,248,000
7.250%, 10/25/2011	100,000	101,805
7.375%, 02/01/2011	1,400,000	1,427,941
7.875%, 06/15/2010	300,000	300,108
8.000%, 12/15/2016	1,000,000	1,001,942

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Ford Motor Credit Company LLC (continued)
8.625%, 11/01/2010	$100,000	$101,504
General Electric Capital Corp.
2.000%, 09/28/2012	4,200,000	4,269,346
2.125%, 12/21/2012	1,300,000	1,325,750
2.625%, 12/28/2012	2,300,000	2,372,968
3.000%, 12/09/2011	16,100,000	16,608,325
General Electric Capital Corp. (5.500% to
09/15/2017, then 3 month EURIBOR
+ 2.000%)
09/15/2067	9,900,000	10,468,695
General Electric Capital Corp. (6.375% to
11/15/17, then 3 month LIBOR + 2.289%)
11/15/2067	4,100,000	3,792,500
HSBC Holdings PLC
6.500%, 05/02/2036 to 09/15/2037	2,100,000	2,130,825
International Lease Finance Corp.
1.037%, 08/15/2011 (P)	7,600,000	8,410,347
JPMorgan Chase & Company
6.000%, 01/15/2018	2,300,000	2,483,094
JPMorgan Chase Bank NA
6.000%, 10/01/2017	3,900,000	4,166,245
JPMorgan Chase Capital XX
6.550%, 09/29/2036	400,000	375,161
LeasePlan Corp. NV
3.125%, 02/10/2012	1,900,000	2,406,777
Merrill Lynch & Company, Inc.
6.050%, 08/15/2012	900,000	945,859
6.400%, 08/28/2017	3,100,000	3,173,988
6.875%, 04/25/2018	7,600,000	7,827,932
MUFG Capital Finance 5, Ltd. (6.299% to
01/25/2017, then 6 month GBPLIBOR
+ 2.060%)
01/09/2049	1,500,000	1,823,273
Mystic Re, Ltd.
10.538%, 06/07/2011 (P)(S)	700,000	704,340
SLM Corp.
0.546%, 10/25/2011 (P)	200,000	188,148
0.964%, 11/15/2011 (P)	5,400,000	6,272,448
1.044%, 06/17/2013	2,100,000	2,241,233
5.375%, 05/15/2014	500,000	457,749
The Bear Stearns Companies LLC
0.646%, 08/15/2011 (P)	200,000	199,579
4.924%, 09/26/2013 (P)	3,600,000	4,263,065
6.950%, 08/10/2012	4,100,000	4,502,821
TNK-BP Finance SA
6.125%, 03/20/2012 (S)	500,000	508,150
TransCapitalInvest, Ltd.
8.700%, 08/07/2018 (S)	1,000,000	1,115,000
USB Capital IX (6.189% to 04/15/2011, then
3 month LIBOR + 1.020%)
(Q)	300,000	234,000
ZFS Finance USA Trust IV (5.875% to
05/09/2012, then 3 month LIBOR
+ 1.815%)
05/09/2032 (S)	321,000	281,620

		222,755,496
Food - 0.19%
Kraft Foods, Inc.
6.125%, 02/01/2018	2,500,000	2,759,790
6.875%, 02/01/2038	1,100,000	1,221,031

		3,980,821

The accompanying notes are an integral part of the financial statements.	260

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance - 2.51%
American International Group, Inc.
0.371%, 03/20/2012 (P)	$4,200,000	$4,044,361
4.950%, 03/20/2012	22,268,000	21,599,960
MetLife, Inc.
6.400%, 12/15/2036	900,000	778,500
Metropolitan Life Global Funding I
0.698%, 07/13/2011 (P)(S)	12,100,000	12,082,649
Monumental Global Funding, Ltd.
5.500%, 04/22/2013 (S)	1,900,000	2,009,161
Pacific Lifecorp.
6.000%, 02/10/2020 (S)	700,000	729,023
Pricoa Global Funding I
0.438%, 01/30/2012 (P)(S)	3,200,000	3,134,474
0.488%, 09/27/2013 (P)(S)	2,700,000	2,578,700
Principal Life Income Funding Trusts
5.300%, 04/24/2013	2,200,000	2,366,542
5.550%, 04/27/2015	3,500,000	3,756,834
Residential Reinsurance 2007, Ltd.
10.502%, 06/07/2010 (P)(S)	600,000	600,240

		53,680,444
Investment Companies - 0.08%
Temasek Financial I, Ltd.
4.300%, 10/25/2019 (S)	1,600,000	1,618,083
Media - 0.07%
Comcast Corp.
5.875%, 02/15/2018	700,000	763,282
6.450%, 03/15/2037	700,000	733,760

		1,497,042
Oil & Gas - 0.42%
Gaz Capital for Gazprom
6.212%, 11/22/2016 (S)	500,000	486,250
Petroleos Mexicanos
8.000%, 05/03/2019	6,500,000	7,491,250
Shell International Finance BV
5.500%, 03/25/2040	1,100,000	1,104,407

		9,081,907
Pharmaceuticals - 0.11%
AstraZeneca PLC
5.900%, 09/15/2017	1,000,000	1,145,247
6.450%, 09/15/2037	1,000,000	1,129,927

		2,275,174
Pipelines - 0.12%
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	2,600,000	2,664,015
Savings & Loans - 0.14%
Nationwide Building Society
6.250%, 02/25/2020 (S)	3,000,000	2,945,550
Telecommunications - 0.85%
Cellco Partnership / Verizon Wireless
Capital LLC
3.065%, 05/20/2011 (P)	14,700,000	15,057,460
Telecom Italia Capital SA
0.914%, 07/18/2011 (P)	3,200,000	3,178,102

		18,235,562
Tobacco - 0.08%
Philip Morris International, Inc.
5.650%, 05/16/2018	1,600,000	1,739,333

TOTAL CORPORATE BONDS (Cost $572,879,339)		$570,156,303

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.49%
Oil & Gas - 0.49%
Transocean, Inc.
1.500%, 12/15/2037	$11,500,000	$10,580,000

TOTAL CONVERTIBLE BONDS (Cost $10,681,004)		$10,580,000

MUNICIPAL BONDS - 2.84%
California - 1.44%
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049	1,000,000	1,063,400
California State University
6.434%, 11/01/2030	1,200,000	1,251,048
Los Angeles Unified School District
4.500%, 07/01/2023	5,000,000	5,126,450
6.758%, 07/01/2034	2,700,000	2,948,832
San Diego Tobacco Settlement Revenue
Funding Corp.
7.125%, 06/01/2032	1,495,000	1,193,907
State of California
5.650%, 04/01/2039	800,000	849,080
7.500%, 04/01/2034	2,600,000	2,774,512
7.550%, 04/01/2039	900,000	962,037
7.950%, 03/01/2036	7,900,000	8,254,868
Tobacco Securitization Authority of
Southern California
5.125%, 06/01/2046	1,500,000	986,745
University of California
6.270%, 05/15/2031	5,300,000	5,502,089

		30,912,968
Illinois - 0.50%
Chicago Illinois Transit Authority
6.200%, 12/01/2040	1,000,000	1,076,490
6.300%, 12/01/2021	100,000	107,917
6.300%, 12/01/2021	300,000	327,492
6.899%, 12/01/2040	2,700,000	3,119,742
6.899%, 12/01/2040	2,600,000	2,895,646
Illinois Municipal Electric Agency
6.832%, 02/01/2035	200,000	222,512
State of Illinois
4.071%, 01/01/2014	2,100,000	2,119,572
6.725%, 04/01/2035	800,000	825,472

		10,694,843
Iowa - 0.04%
Tobacco Settlement Authority of
Iowa, Series A
6.500%, 06/01/2023	960,000	857,184
Louisiana - 0.12%
State of Louisiana
3.000%, 05/01/2043 (P)	2,600,000	2,630,628
Nevada - 0.09%
County of Clark
6.820%, 07/01/2045	1,400,000	1,640,072
Truckee Meadows Nevada Water
Authority, Series A
5.000%, 07/01/2036	200,000	199,702

		1,839,774
New Jersey - 0.42%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	7,400,000	9,030,738
North Carolina - 0.02%
North Carolina Turnpike Authority
6.700%, 01/01/2039	300,000	328,083

The accompanying notes are an integral part of the financial statements.	261

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
West Virginia - 0.12%
Tobacco Settlement Finance Authority
7.467%, 06/01/2047	$3,160,000	$2,497,443
Wisconsin - 0.09%
Badger Tobacco Asset Securitization Corp.
6.125%, 06/01/2027	1,865,000	1,989,451

TOTAL MUNICIPAL BONDS (Cost $57,236,089)		$60,781,112

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.13%
American Home Mortgage Investment Trust,
Series 2004-4, Class 4A
2.442%, 02/25/2045 (P)	179,355	161,421
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-8, Class 2A1,
3.454%, 11/25/2034 (P)	2,748,899	2,383,897
Series 2004-9, Class 22A1,
4.107%, 11/25/2034 (P)	773,407	728,485
Bear Stearns Alt-A Trust,
Series 2005-7, Class 22A1
4.981%, 09/25/2035 (P)	975,015	728,697
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2007-PW15, Class A4,
5.331%, 02/11/2044	400,000	388,193
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	1,000,000	1,014,180
Series 2007-PW18, Class A4,
5.700%, 06/11/2050	4,300,000	4,245,827
Bear Stearns Mortgage Funding Trust,
Series 2007-AR1, Class 2A1
0.413%, 02/25/2037 (P)	445,002	441,496
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.820%, 12/25/2035 (P)	854,786	752,085
Series 2005-11, Class A2A,
4.700%, 12/25/2035 (P)	373,084	341,186
Commercial Mortgage Pass-Through
Certificates, Series 2006-C8, Class A4
5.306%, 12/10/2046	2,900,000	2,743,963
Countrywide Alternative Loan Trust
Series 2005-81, Class A1,
0.623%, 02/25/2037 (P)	6,298,957	3,360,689
Series 2005-62, Class 2A1,
1.441%, 12/25/2035 (P)	9,802,197	5,377,054
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-HYB9, Class 1A1,
3.299%, 02/20/2035 (P)	3,183,296	2,890,893
Series 2004-22, Class A3,
3.505%, 11/25/2034 (P)	1,853,151	1,566,419
Series 2005-HYB9, Class 3A2A,
5.250%, 02/20/2036 (P)	481,208	351,390
Credit Suisse Mortgage Capital Certificates,
Series 2006-C2, Class A3
5.657%, 03/15/2039 (P)	300,000	300,146
Deutsche ALT-A Securities, Inc. Alternate
Loan Trust, Series 2007-AR1, Class A3B
0.413%, 01/25/2047 (P)	175,896	173,138
Federal Home Loan Mortgage Corp.
Series 2007-3335, Class BF,
0.487%, 07/15/2019 (P)	2,090,533	2,093,489
Series 3335, Class FT,
0.487%, 08/15/2019 (P)	4,873,983	4,881,162

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3149, Class LF,
0.637%, 05/15/2036 (P)	$1,365,148	$1,357,011
Series T-63, Class 1A1,
1.641%, 02/25/2045 (P)	170,517	164,761
Federal Home Loan Mortgage Corp. REMICS
Series 2637, Class F,
0.737%, 06/15/2018 (P)	205,463	205,719
Series 3036, Class NA,
5.000%, 07/15/2024	221,110	220,929
Federal National Mortgage Association
Series 2007-73, Class A1,
0.403%, 07/25/2037 (P)	3,066,763	2,797,039
Series 2007-30, Class AF,
0.653%, 04/25/2037 (P)	2,027,678	1,994,786
Series 2003-W6, Class F,
0.693%, 09/25/2042 (P)	1,585,158	1,541,830
Series 2005-75, Class FL,
0.793%, 09/25/2035 (P)	3,564,563	3,497,790
Series 2006-5, Class 3A2,
2.891%, 05/25/2035 (P)	264,741	262,359
Series 2003-21, Class M,
5.000%, 02/25/2017	224,785	231,211
Federal National Mortgage
Association REMICS
Series 2005-120, Class NF,
0.443%, 01/25/2021 (P)	7,322,341	7,327,920
Series 2003-37, Class HY,
5.000%, 12/25/2016	3,255,959	3,323,085
Series 2005-33, Class QA,
5.000%, 06/25/2027	357,355	357,238
GE Capital Commercial Mortgage Corp.,
Series 2002-3A, Class A1
4.229%, 12/10/2037	1,935,754	1,953,952
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.423%, 10/25/2046 (P)	738,793	670,449
Series 2006-AR8, Class 1A1A,
0.423%, 01/25/2047 (P)	912,987	856,005
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)	100,000	100,538
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	1,400,000	1,352,886
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1
0.375%, 03/06/2020 (P)(S)	2,832,257	2,736,461
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.208%, 11/25/2035 (P)	2,290,692	2,129,108
Indymac Index Mortgage Loan Trust,
Series 2006-AR14, Class 1A1A
0.433%, 11/25/2046 (P)	147,830	147,450
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	3,000,000	2,883,229
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	400,000	374,816
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)	1,000,000	976,872
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
5.015%, 02/25/2035 (P)	1,134,763	1,130,209

The accompanying notes are an integral part of the financial statements.	262

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Mortgage Trust (continued)
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036	$378,525	$328,642
LB-UBS Commercial Mortgage Trust,
Series 2005-C7, Class A1
4.990%, 11/15/2030	56,273	56,309
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.777%, 12/15/2030 (P)	3,644,126	3,407,130
Merrill Lynch Commercial Trust,
Series 2008, Class LAQ
0.835%, 07/09/2021 (P)(S)	4,998,969	4,596,019
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.553%, 02/25/2036 (P)	1,014,643	771,500
Series 2005-3, Class 4A,
0.593%, 11/25/2035 (P)	254,969	207,883
Series 2005-2, Class 3A,
1.249%, 10/25/2035 (P)	506,075	420,596
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6, Class A4
5.485%, 03/12/2051 (P)	2,000,000	1,849,227
Morgan Stanley Capital I
Series 2007-XLFA, Class A1,
0.397%, 10/15/2020 (P)(S)	656,037	602,605
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049 (P)	200,000	197,672
Morgan Stanley Reremic Trust,
Series 2009-GG10, Class A4A
5.805%, 08/12/2045 (S)	1,000,000	1,002,432
Structured Asset Mortgage Investments, Inc.
Series 2007-AR2, Class 2A1,
0.473%, 03/25/2037 (P)	2,874,296	1,559,748
Series 2005-AR5, Class A3,
0.589%, 07/19/2035 (P)	2,045,011	1,841,299
Series 2005-AR8, Class A1A,
0.623%, 02/25/2036 (P)	578,128	319,741
Structured Asset Securities Corp.,
Series 2006-11, Class A1
3.051%, 10/25/2035 (P)(S)	961,010	812,365
Thornburg Mortgage Securities Trust
Series 2006-6, Class A1,
0.453%, 11/25/2046 (P)	1,121,825	1,089,729
Series 2006-5, Class A1,
0.463%, 10/25/2046 (P)	2,953,690	2,876,317
Wachovia Bank Commercial Mortgage Trust
Series 2007-WHL8, Class A1,
0.417%, 06/15/2020 (P)(S)	3,221,791	2,716,498
Series 2006-WL7A, Class A1,
0.427%, 09/15/2021 (P)(S)	6,417,356	5,784,030
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A
1.640%, 11/25/2042 (P)	187,366	159,922
Washington Mutual, Inc.
Series 2005-AR19, Class A1A1,
0.613%, 12/25/2045 (P)	2,778,495	2,138,613
Series 2001-7, Class A,
1.724%, 05/25/2041 (P)	146,598	137,131
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR2, Class 2A1,
4.896%, 03/25/2036 (P)	1,910,390	1,713,458

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wells Fargo Mortgage Backed Securities
Trust (continued)
Series 2004-CC, Class A1,
4.923%, 01/25/2035 (P)	$2,032,783	$1,960,361

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $120,066,911)		$110,066,690

ASSET BACKED SECURITIES - 1.84%
Access Group, Series 2008-1, Class A
1.000%, 10/27/2025 (P)	10,005,874	10,252,319
BA Credit Card Trust,
Series 2008-A5, Class A5
1.537%, 12/16/2013 (P)	5,100,000	5,151,377
Bank of America Auto Trust,
Series 2009-1A, Class A2
1.700%, 12/15/2011 (S)	1,003,069	1,005,211
Bear Stearns Asset Backed Securities Trust
Series 2007-HE1, Class 21A1,
0.403%, 01/25/2037 (P)	1,562,855	1,452,320
Series 2007-HE5, Class 1A1,
0.433%, 06/25/2047 (P)	607,298	572,037
BNC Mortgage Loan Trust,
Series 2007-2, Class A2
0.443%, 05/25/2037 (P)	1,356,837	1,178,380
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class A2
0.663%, 10/25/2035 (P)	1,081,214	1,018,110
Countrywide Asset-Backed Certificates
Series 2007-1, Class 2A1,
0.393%, 07/25/2037 (P)	3,888,845	3,774,405
Series 2006-15, Class A1,
0.453%, 10/25/2046 (P)	174,340	170,678
First Franklin Mortgage Loan Asset
Backed Certificates
Series 2007-FF1, Class A2A,
0.383%, 01/25/2038 (P)	91,445	90,633
Series 2006-FF15, Class A3,
0.393%, 11/25/2036 (P)	521,419	507,965
Ford Credit Auto Owner Trust
1.210%, 01/15/2012	2,100,000	2,102,305
Series 2009-C, Class A2,
2.000%, 12/15/2011	461,862	462,890
GSAMP Trust, Series 2007-FM1, Class A2A
0.413%, 12/25/2036 (P)	719,590	466,139
HFC Home Equity Loan Asset Backed
Certificates, Series 2005-1, Class A
0.630%, 01/20/2034 (P)	2,183,224	1,985,248
HSBC Asset Loan Obligation,
Series 2007-WF1, Class A1
0.403%, 12/25/2036 (P)	2,958,904	2,449,851
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 2A1
0.393%, 12/25/2036 (P)	195,565	167,507
JPMorgan Mortgage Acquisition Corp.,
Series 2007-HE1, Class AV1
0.403%, 03/25/2047 (P)	1,232,714	853,900
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.623%, 10/25/2034 (P)	58,753	49,955
Mastr Asset Backed Securities Trust,
Series 2007-HE1, Class A1
0.423%, 05/25/2037 (P)	593,440	570,771

The accompanying notes are an integral part of the financial statements.	263

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Morgan Stanley Asset Backed Securities
Capital I
Series 2006-NC5, Class A2A,
0.383%, 10/25/2036 (P)	$104,153	$102,772
Series 2007-HE1, Class A2A,
0.393%, 11/25/2036 (P)	317,757	310,196
Park Place Securities, Inc.,
Series 2004-MCW1, Class A1
0.655%, 10/25/2034 (P)	1,091,145	1,048,935
SBI Heloc Trust, Series 2006-1A, Class 1A2A
0.513%, 08/25/2036 (P)(S)	122,887	119,225
Securitized Asset Backed Receivables LLC
Trust, Series 2007-HE1,
Class A2A ,Class A2A
0.403%, 12/25/2036 (P)	561,010	196,288
Small Business Administration
Participation Certificates
5.290%, 12/01/2027	1,826,190	1,989,344
Specialty Underwriting & Residential Finance,
Series 2007-BC1, Class A2A ,Class A2A
0.403%, 01/25/2038 (P)	1,231,774	1,012,754
Structured Asset Securities Corp.,
Series 2006-BC3, Class A2
0.393%, 10/25/2036 (P)	322,465	317,588

TOTAL ASSET BACKED SECURITIES (Cost $41,268,777)		$39,379,103

PREFERRED STOCKS - 0.89%
Auto Manufacturers - 0.01%
General Motors Corp., Series B 5.250% (I)	20,000	143,600
Diversified Financial Services - 0.88%
Citigroup, Inc. 6.150%	445,000	8,446,100
Wells Fargo & Company, Series L, 7.500%	11,000	10,340,000

		18,786,100
Insurance - 0.00%
American International Group, Inc. 8.500%	6,200	57,784

TOTAL PREFERRED STOCKS (Cost $16,105,800)		$18,987,484

TERM LOANS (M) - 0.36%
Diversified Financial Services - 0.28%
American General Finance Corp.
7.250%, 04/21/2015	2,500,000	2,420,000
7.500%, 04/08/2015	2,500,000	2,420,000
CIT Group, Inc.
7.000%, 01/20/2012	1,050,000	1,076,513

		5,916,513
Semiconductors - 0.08%
Sensata Technologies, Inc.
7.110%, 04/27/2013	1,934,509	1,811,184

TOTAL TERM LOANS (M) (Cost $7,873,925)		$7,727,697

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 43.75%
Repurchase Agreement - 30.52%
Barclays Tri-Party Repurchase Agreement
dated 05/28/2010 at 0.200% to be
repurchased at $187,604,169 on 06/01/2010,
collateralized by $93,091,000 U.S. Treasury
Notes, 1.375% due 05/15/2012 (valued at
$95,030,263, including interest) and
$86,079,000 U.S. Treasury Notes, 3.375%
due 10/31/2014 (valued at $88,174,507,
including interest) and
$5,345,000 U.S. Treasury Bonds, 3.625%
due 04/15/2028 (valued at $9,305,668,
including interest)	$187,600,000	$187,600,000
Barclays Tri-Party Repurchase Agreement
dated 05/28/2010 at 0.220% to be
repurchased at $176,604,317 on 06/01/2010,
collateralized by $178,825,000 Federal
National Mortgage Association, 3.220% due
11/30/2016 (valued at $180,759,887,
including interest)	176,600,000	176,600,000
JPMorgan Tri-Party Repurchase Agreement
dated 05/28/2010 at 0.210% to be
repurchased at $56,901,328 on 06/01/2010,
collateralized by $57,039,100 U.S. Treasury
Notes, 2.375% due 09/30/2014 (valued at
$58,618,957, including interest)	56,900,000	56,900,000
Morgan Stanley Tri-Party Repurchase
Agreement dated 05/28/2010 at 0.210% to
be repurchased at $215,405,026 on
06/01/2010, collateralized by
$215,940,000 U.S. Treasury Notes, 1.500%
due 07/15/2012 (valued at $220,989,896,
including interest)	215,400,000	215,400,000
Repurchase Agreement with State Street Corp.
dated 05/28/2010 at 0.010% to be
repurchased at $17,631,020 on 06/01/2010,
collateralized by $17,420,000 Federal Home
Loan Mortgage Corp., 6.875% due
09/15/2010 (valued at $17,986,150,
including interest)	17,631,000	17,631,000

		654,131,000
Short-Term Securities* - 13.23%
Federal Home Loan Mortgage Corp. Discount
Notes, 0.199%, 07/01/2010	21,100,000	21,096,571
Federal Home Loan Mortgage Corp. Discount
Notes, 0.200%, 07/08/2010	21,100,000	21,095,663
Federal Home Loan Mortgage Corp. Discount
Notes, 0.210%, 07/23/2010	100,000,000	99,970,389
Federal Home Loan Mortgage Corp. Discount
Notes, 0.240%, 08/17/2010	21,100,000	21,089,169
Federal National Mortgage Association
Discount Notes, 0.220%, 08/09/2010	27,000,000	26,988,615
Federal National Mortgage Association
Discount Notes, 0.230%, 09/08/2010	19,000,000	18,987,983
U.S. Treasury Bills, 0.157%, 08/26/2010 (F)	62,267,000	62,243,650
U.S. Treasury Bills, 0.183%, 07/08/2010	12,000,000	11,998,332

		283,470,372

TOTAL SHORT-TERM INVESTMENTS (Cost $937,592,161)		$937,601,372

Total Investments (Total Return Fund)
(Cost $2,424,521,415) - 113.31%		$2,428,289,857
Other assets and liabilities, net - (13.31%)		(285,235,356)

TOTAL NET ASSETS - 100.00%		$2,143,054,501

The accompanying notes are an integral part of the financial statements.	264

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 77.61%
Advertising - 0.32%
Lamar Media Corp.
7.875%, 04/15/2018 (S)	$425,000	$418,611
9.750%, 04/01/2014	1,925,000	2,083,813

		2,502,424
Aerospace/Defense - 0.52%
L-3 Communications Corp.
5.875%, 01/15/2015	4,100,000	4,069,250
Auto Parts & Equipment - 0.65%
Cooper Tire & Rubber Company
7.625%, 03/15/2027	3,225,000	2,934,750
The Goodyear Tire & Rubber Company
8.625%, 12/01/2011	750,000	770,625
8.750%, 08/15/2020	1,377,000	1,377,000

		5,082,375
Banks - 0.11%
Emigrant Capital Trust I
2.868%, 12/10/2033 (P)(S)	2,450,000	857,956
Capital Markets - 0.10%
Lehman Brothers Holdings, Inc.
7.875%, 08/15/2010 (H)	3,725,000	772,938
Chemicals - 0.59%
Innophos, Inc.
8.875%, 08/15/2014	3,915,000	4,012,875
LBI Escrow Corp.
8.000%, 11/01/2017 (S)	100,000	101,750
Nalco Company
8.250%, 05/15/2017	500,000	517,500

		4,632,125
Coal - 0.59%
Arch Coal, Inc.
8.750%, 08/01/2016 (S)	3,175,000	3,238,500
Cloud Peak Energy Finance Company
8.250%, 12/15/2017 (S)	450,000	444,375
8.500%, 12/15/2019 (S)	650,000	646,750
Consol Energy, Inc.
8.000%, 04/01/2017 (S)	300,000	304,875

		4,634,500
Commercial Services - 8.46%
Carriage Services, Inc.
7.875%, 01/15/2015	3,315,000	3,215,550
Cornell Companies, Inc.
10.750%, 07/01/2012	4,425,000	4,458,188
Corrections Corp. of America
6.250%, 03/15/2013	2,850,000	2,853,563
7.750%, 06/01/2017	1,000,000	1,032,500
H&E Equipment Services, Inc.
8.375%, 07/15/2016	1,990,000	1,922,838

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Commercial Services (continued)
Iron Mountain, Inc.
7.750%, 01/15/2015	$165,000	$165,825
8.000%, 06/15/2020	5,200,000	5,161,000
8.375%, 08/15/2021	25,000	25,375
KAR Holdings, Inc.
8.750%, 05/01/2014	1,200,000	1,188,000
10.000%, 05/01/2015	13,610,000	13,644,025
Lender Processing Services, Inc.
8.125%, 07/01/2016	6,095,000	6,430,225
Live Nation Entertainment, Inc.
8.125%, 05/15/2018 (S)	450,000	445,500
Mac-Gray Corp.
7.625%, 08/15/2015	3,470,000	3,348,550
NCO Group, Inc.
11.875%, 11/15/2014	4,975,000	4,676,500
Rural/Metro Corp.
12.750%, 03/15/2016	3,880,000	4,074,000
Service Corp. International
6.750%, 04/01/2015 to 04/01/2016	2,197,000	2,172,205
7.000%, 06/15/2017	4,100,000	3,977,000
7.500%, 04/01/2027	3,688,000	3,383,740
7.625%, 10/01/2018	80,000	79,400
7.875%, 02/01/2013	850,000	824,500
8.000%, 11/15/2021	1,000,000	1,005,000
Sheridan Group, Inc.
10.250%, 08/15/2011	1,500,000	1,473,750
The Geo Group, Inc.
7.750%, 10/15/2017 (S)	425,000	423,406

		65,980,640
Computers - 2.48%
Seagate Technology HDD Holdings
6.800%, 10/01/2016	2,275,000	2,235,188
SunGard Data Systems, Inc.
4.875%, 01/15/2014	1,600,000	1,492,000
10.250%, 08/15/2015	15,439,000	15,612,689

		19,339,877
Distribution/Wholesale - 0.70%
American Tire Distributors, Inc.
9.750%, 06/01/2017 (S)	3,350,000	3,308,125
McJunkin Red Man Corp.
9.500%, 12/15/2016 (S)	2,200,000	2,134,000

		5,442,125
Diversified Financial Services - 6.92%
American General Finance Corp.
5.750%, 09/15/2016	500,000	387,500
American General Finance Corp., MTN
6.500%, 09/15/2017	900,000	697,500
6.900%, 12/15/2017	4,950,000	3,935,250
Chukchansi Economic Development Authority
4.123%, 11/15/2012 (P)(S)	875,000	595,000
8.000%, 11/15/2013 (S)	2,817,000	2,028,240
CIT Group, Inc.
7.000%, 05/01/2013 to 05/01/2017	18,953,019	17,371,270
El Paso Performance-Linked Trust
7.750%, 07/15/2011 (S)	1,750,000	1,808,235
Ford Motor Credit Company LLC
7.000%, 10/01/2013	1,580,000	1,593,675
7.250%, 10/25/2011	340,000	346,137
8.000%, 12/15/2016	8,575,000	8,591,653
LPL Holdings, Inc.
10.750%, 12/15/2015 (S)	3,750,000	3,946,875
NSG Holdings, Inc.
7.750%, 12/15/2025 (S)	2,125,000	1,901,875

The accompanying notes are an integral part of the financial statements.	265

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Nuveen Investments, Inc.
5.500%, 09/15/2015	$11,489,000	$8,731,640
10.500%, 11/15/2015	2,245,000	2,020,500

		53,955,350
Electric - 4.17%
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	600,000	606,000
Calpine Corp.
7.250%, 10/15/2017 (S)	9,104,129	8,535,121
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	7,325,000	7,453,188
8.625%, 11/14/2011	1,050,000	1,094,625
NRG Energy, Inc.
7.250%, 02/01/2014	735,000	725,813
7.375%, 02/01/2016 to 01/15/2017	14,748,000	14,107,690

		32,522,437
Entertainment - 3.07%
AMC Entertainment, Inc.
8.750%, 06/01/2019	7,625,000	7,701,250
Cinemark USA, Inc.
8.625%, 06/15/2019	7,750,000	7,827,500
Regal Cinemas Corp.
8.625%, 07/15/2019	4,100,000	4,161,500
River Rock Entertainment Authority
9.750%, 11/01/2011	1,935,000	1,804,388
Yonkers Racing Corp.
11.375%, 07/15/2016 (S)	2,300,000	2,461,000

		23,955,638
Food - 0.57%
C&S Group Enterprises LLC
8.375%, 05/01/2017 (S)	4,050,000	3,867,750
Del Monte Corp.
7.500%, 10/15/2019 (S)	250,000	254,375
Michael Foods, Inc.
8.000%, 11/15/2013	300,000	306,375

		4,428,500
Forest Products & Paper - 0.42%
Bowater Canada Finance Corp.
7.950%, 11/15/2011 (H)	23,000	9,660
Georgia-Pacific LLC
7.125%, 01/15/2017 (S)	2,230,000	2,218,850
8.250%, 05/01/2016 (S)	1,000,000	1,040,000

		3,268,510
Healthcare Products - 1.84%
Biomet, Inc.
11.625%, 10/15/2017	6,765,000	7,221,638
The Cooper Companies, Inc.
7.125%, 02/15/2015	7,216,000	7,143,840

		14,365,478
Healthcare Services - 5.91%
Centene Corp.
7.250%, 04/01/2014	2,050,000	2,055,125
Community Health Systems, Inc.
8.875%, 07/15/2015	9,585,000	9,812,644
DaVita, Inc.
6.625%, 03/15/2013	1,450,000	1,439,125
HCA, Inc.
7.875%, 02/01/2011	885,000	896,063
8.500%, 04/15/2019 (S)	2,875,000	3,004,375
9.125%, 11/15/2014	600,000	631,500
9.250%, 11/15/2016	5,900,000	6,180,250

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Services (continued)
HCA, Inc., PIK
9.625%, 11/15/2016	$1,709,000	$1,798,723
Health Management Associates, Inc.
6.125%, 04/15/2016	2,425,000	2,276,469
Healthsouth Corp.
10.750%, 06/15/2016	2,100,000	2,268,000
Multiplan, Inc.
10.375%, 04/15/2016 (S)	3,200,000	3,248,000
Sun Healthcare Group, Inc.
9.125%, 04/15/2015	5,142,000	5,360,535
Tenet Healthcare Corp.
9.000%, 05/01/2015 (S)	3,075,000	3,228,750
10.000%, 05/01/2018 (S)	1,100,000	1,205,875
United Surgical Partners International, Inc.
8.875%, 05/01/2017	2,725,000	2,725,000

		46,130,434
Holding Companies - 0.15%
Susser Holdings LLC / Susser Finance Corp.
8.500%, 05/15/2016 (S)	1,225,000	1,209,688
Home Furnishings - 0.46%
ALH Finance LLC
8.500%, 01/15/2013	3,650,000	3,558,750
Insurance - 0.78%
HUB International Holdings, Inc.
10.250%, 06/15/2015 (S)	3,700,000	3,385,500
USI Holdings Corp.
9.750%, 05/15/2015 (S)	3,000,000	2,730,000

		6,115,500
Internet - 0.11%
Equinix, Inc.
8.125%, 03/01/2018	850,000	862,750
Lodging - 0.91%
Ameristar Casinos, Inc.
9.250%, 06/01/2014	6,525,000	6,688,125
San Pasqual Casino Development Group
8.000%, 09/15/2013 (S)	443,000	420,850

		7,108,975
Media - 7.70%
Allbritton Communications Company
8.000%, 05/15/2018 (S)	450,000	425,250
Barrington Broadcasting Group LLC
10.500%, 08/15/2014	4,925,000	4,580,250
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016	1,045,063	1,197,903
CCO Holdings LLC / CCO Holdings
Capital Corp.
7.875%, 04/30/2018 (S)	825,000	809,531
8.125%, 04/30/2020 (S)	850,000	841,500
Charter Communications Operating LLC
8.000%, 04/30/2012 (S)	11,400,000	11,898,750
CSC Holdings LLC
6.750%, 04/15/2012	1,750,000	1,811,250
CSC Holdings, Inc.
8.500%, 04/15/2014 (S)	2,425,000	2,522,000
DISH DBS Corp.
7.000%, 10/01/2013	600,000	609,000
7.750%, 05/31/2015	4,000,000	4,020,000
EchoStar DBS Corp.
6.375%, 10/01/2011	3,791,000	3,876,298
6.625%, 10/01/2014	2,250,000	2,216,250
Fisher Communications, Inc.
8.625%, 09/15/2014	2,025,000	1,987,031

The accompanying notes are an integral part of the financial statements.	266

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Media (continued)
Gray Television, Inc.
10.500%, 06/29/2015 (S)	$5,405,000	$5,107,725
LIN Television Corp.
8.375%, 04/15/2018 (S)	350,000	345,625
Nexstar Broadcasting, Inc.
8.875%, 04/15/2017 (S)	850,000	841,500
Nielsen Finance LLC
10.000%, 08/01/2014	3,110,000	3,160,538
11.500%, 05/01/2016	400,000	424,000
Nielsen Finance LLC (Zero Coupon Steps up
to 12.500% on 08/01/2011)
08/01/2016	7,865,000	7,275,125
Salem Communications Corp.
9.625%, 12/15/2016	450,000	455,625
Videotron Ltee
6.375%, 12/15/2015	1,195,000	1,141,225
6.875%, 01/15/2014	2,260,000	2,248,700
9.125%, 04/15/2018	2,110,000	2,257,700

		60,052,776
Mining - 0.46%
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	3,300,000	3,588,750
Miscellaneous Manufacturers - 0.01%
Koppers, Inc.
7.875%, 12/01/2019 (S)	100,000	100,500
Oil & Gas - 4.14%
Coffeyville Resources LLC
9.000%, 04/01/2015 (S)	7,000,000	6,930,000
10.875%, 04/01/2017 (S)	775,000	775,000
Denbury Resources, Inc.
8.250%, 02/15/2020	3,014,000	3,111,955
Encore Acquisition Company
9.500%, 05/01/2016	75,000	79,500
Forest Oil Corp.
7.250%, 06/15/2019	1,200,000	1,129,500
8.500%, 02/15/2014	250,000	256,875
Hilcorp Energy I LP
7.750%, 11/01/2015 (S)	2,315,000	2,257,125
9.000%, 06/01/2016 (S)	1,640,000	1,664,600
Linn Energy LLC
8.625%, 04/15/2020 (S)	1,700,000	1,683,000
Sabine Pass LNG LP
7.500%, 11/30/2016 (S)	17,333,000	14,386,390

		32,273,945
Oil & Gas Services - 0.11%
National Oilwell Varco, Inc.
6.125%, 08/15/2015	23,000	23,840
Thermon Industries, Inc.
9.500%, 05/01/2017 (S)	875,000	866,250

		890,090
Packaging & Containers - 1.46%
Crown Americas LLC
7.625%, 05/15/2017 (S)	500,000	502,500
Graham Packaging Company LP
9.875%, 10/15/2014	5,270,000	5,309,525
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	1,000,000	1,017,500
8.250%, 05/15/2013	2,950,000	2,986,875
Owens-Illinois, Inc.
7.800%, 05/15/2018	1,550,000	1,579,063

		11,395,463

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pharmaceuticals - 0.50%
Mylan, Inc.
7.625%, 07/15/2017 (S)	$850,000	$856,375
7.875%, 07/15/2020 (S)	550,000	550,688
Omnicare, Inc.
6.875%, 12/15/2015	2,495,000	2,463,813

		3,870,876
Pipelines - 2.48%
El Paso Corp.
6.875%, 06/15/2014	500,000	501,303
6.950%, 06/01/2028	1,325,000	1,147,416
7.000%, 06/15/2017	3,950,000	3,858,261
7.250%, 06/01/2018	2,500,000	2,448,415
7.750%, 01/15/2032	8,089,000	7,599,607
7.800%, 08/01/2031	2,550,000	2,397,418
8.050%, 10/15/2030	700,000	665,873
8.250%, 02/15/2016	525,000	543,375
El Paso Pipeline Partners Operating
Company LLC
6.500%, 04/01/2020	175,000	176,891

		19,338,559
Real Estate - 1.33%
Dupont Fabros Technology LP
8.500%, 12/15/2017 (S)	1,125,000	1,136,250
HRPT Properties Trust
6.250%, 06/15/2017	3,000,000	3,074,031
National Retail Properties, Inc.
5.125%, 06/15/2028	2,000,000	2,155,000
6.875%, 10/15/2017	675,000	734,814
Realty Income Corp.
6.750%, 08/15/2019	2,550,000	2,758,327
Ventas Realty LP, Series 1
6.500%, 06/01/2016	500,000	500,000

		10,358,422
Retail - 4.37%
AmeriGas Partners LP
7.125%, 05/20/2016	4,575,000	4,552,125
7.250%, 05/20/2015	800,000	800,000
Ferrellgas LP/Ferrellgas Finance Corp.
9.125%, 10/01/2017 (S)	1,600,000	1,656,000
Ferrellgas Partners LP/Ferrellgas Partners
Finance Corp.
8.625%, 06/15/2020	2,075,000	2,059,438
Macy’s Retail Holdings, Inc.
5.350%, 03/15/2012	250,000	255,625
7.450%, 09/15/2011 to 10/15/2016	5,400,000	5,734,000
7.875%, 08/15/2036	3,825,000	3,624,188
O’Charleys, Inc.
9.000%, 11/01/2013	6,825,000	6,790,875
Sonic Automotive, Inc., Series B
8.625%, 08/15/2013	1,836,000	1,858,950
Suburban Propane Partners LP
7.375%, 03/15/2020	3,300,000	3,283,500
Toys R Us Property Company I LLC
10.750%, 07/15/2017 (S)	2,400,000	2,658,000
Toys R Us Property Company LLC
8.500%, 12/01/2017 (S)	800,000	826,000

		34,098,701
Software - 1.56%
Aspect Software, Inc.
10.625%, 05/15/2017 (S)	400,000	396,500

The accompanying notes are an integral part of the financial statements.	267

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Software (continued)
First Data Corp., PIK
10.550%, 09/24/2015	$15,231,599	$11,766,410

		12,162,910
Telecommunications - 10.88%
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	6,875,000	7,287,500
Cricket Communications, Inc.
9.375%, 11/01/2014	9,982,000	10,056,865
Crown Castle International Corp.
7.125%, 11/01/2019	1,725,000	1,673,250
GCI, Inc.
7.250%, 02/15/2014	100,000	98,000
8.625%, 11/15/2019 (S)	4,825,000	4,680,250
Intelsat Corp.
9.250%, 08/15/2014 to 06/15/2016	13,950,000	14,215,875
MetroPCS Wireless, Inc.
9.250%, 11/01/2014	7,445,000	7,668,350
Qwest Communications International,
Inc., Series B
7.500%, 02/15/2014	1,725,000	1,699,125
Qwest Corp.
3.507%, 06/15/2013 (P)	1,400,000	1,375,500
6.500%, 06/01/2017	750,000	751,875
7.625%, 06/15/2015	300,000	313,500
7.875%, 09/01/2011	2,800,000	2,933,000
8.875%, 03/15/2012	4,625,000	4,942,969
SBA Telecommunications, Inc.
8.000%, 08/15/2016 (S)	650,000	669,500
8.250%, 08/15/2019 (S)	825,000	860,063
Sprint Capital Corp.
6.875%, 11/15/2028	2,100,000	1,745,625
8.750%, 03/15/2032	21,368,000	20,353,020
TW Telecom Holdings, Inc.
8.000%, 03/01/2018 (S)	1,525,000	1,528,813
Valor Telecommunications Enterprise
Company LLC
7.750%, 02/15/2015	2,000,000	2,010,000

		84,863,080
Tire & Rubber - 0.24%
American Tire Distributors Holdings, Inc.
6.540%, 04/01/2012 (P)	450,000	451,688
10.750%, 04/01/2013	1,475,000	1,456,563

		1,908,251
Transportation - 2.54%
General Maritime Corp.
12.000%, 11/15/2017 (S)	3,700,000	3,792,500
Gulfmark Offshore, Inc.
7.750%, 07/15/2014	4,175,000	4,101,938
Overseas Shipholding Group, Inc.
7.500%, 02/15/2024	5,545,000	4,754,838
RailAmerica, Inc.
9.250%, 07/01/2017	4,393,000	4,568,720
Teekay Corp.
8.500%, 01/15/2020	875,000	883,750
Trailer Bridge, Inc.
9.250%, 11/15/2011	1,750,000	1,732,500

		19,834,246

TOTAL CORPORATE BONDS (Cost $584,928,373)		$605,532,789

COMMON STOCKS - 0.66%
Consumer Services - 0.01%
Tropicana Entertainment LLC	7,500	105,000

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financials - 0.51%
CIT Group, Inc. (I)	106,974	$3,935,573
Media - 0.14%
Dex One Corp. (I)	53,110	1,087,693

TOTAL COMMON STOCKS (Cost $4,911,147)		$5,128,266

PREFERRED STOCKS - 0.02%
Consumer Services - 0.02%
Tropicana Las Vegas Resort &
Casino LLC (N)	840	84,000
Tropicana Las Vegas Resort & Casino
LLC 12.500%	1,270	71,120

		155,120

TOTAL PREFERRED STOCKS (Cost $211,000)		$155,120

TERM LOANS (M) - 18.81%
Advertising - 0.05%
Getty Images, Inc.
6.250%, 07/02/2015	385,399	384,757
Apparel - 0.07%
Iconix Brand Group, Inc.
2.541%, 01/02/2012	529,988	516,738
Auto Manufacturers - 1.44%
Ford Motor Company
3.260%, 12/16/2013	3,138,365	2,910,180
3.326%, 12/16/2013	8,987,245	8,367,763

		11,277,943
Auto Parts & Equipment - 1.68%
Allison Transmission, Inc.
3.065%, 08/07/2014	3,730,702	3,382,699
Federal Mogul Corp.
2.227%, 12/29/2014	3,100,306	2,710,830
2.278%, 12/28/2015	2,878,186	2,516,614
The Goodyear Tire & Rubber Company
2.240%, 04/30/2014	4,850,000	4,467,054

		13,077,197
Banks - 0.26%
HMSC Corp.
2.588%, 04/03/2014	386,456	304,334
5.838%, 10/03/2014	2,650,000	1,742,375

		2,046,709
Chemicals - 0.24%
Celanese Holdings LLC
2.028%, 04/02/2014	166,667	158,958
2.042%, 04/02/2014	1,050,650	999,267
Chemtura Corp.
6.000%, 03/22/2011	750,000	751,406

		1,909,631
Commercial Services - 0.77%
Acosta, Inc.
2.610%, 07/28/2013	1,259,415	1,213,761
Coinmach Corp.
3.470%, 11/20/2014	1,751,006	1,522,281
Education Management LLC
2.063%, 06/03/2013	1,678,609	1,582,789
Web Services Company LLC
7.000%, 08/28/2014	1,720,009	1,702,809

		6,021,640

The accompanying notes are an integral part of the financial statements.	268

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Computers - 0.13%
SunGard Data Systems, Inc.
2.047%, 02/28/2014	$1,081,271	$1,028,694
Distribution/Wholesale - 0.07%
Adesa, Inc.
3.110%, 10/18/2013	610,659	579,617
Diversified Financial Services - 1.01%
American General Finance Corp.
7.250%, 04/21/2015	1,975,000	1,911,800
Local TV Finance LLC
2.300%, 05/07/2013	2,959,404	2,658,531
LPL Holdings, Inc.
2.040%, 06/28/2013	2,321,263	2,218,257
NSG Holdings LLC
1.757%, 06/15/2014	117,859	112,261
1.757%, 06/15/2014	24,169	23,021
Nuveen Investments, Inc.
3.325%, 11/13/2014	1,092,845	925,990

		7,849,860
Electric - 2.84%
Calpine Corp.
3.165%, 03/29/2014	1,583,077	1,484,630
NRG Energy, Inc.
2.021%, 02/01/2013	1,334,720	1,280,421
2.040%, 02/01/2013	881,125	845,279
Texas Competitive Electric Holdings
Company LLC
3.797%, 10/10/2014	22,439,556	17,138,211
3.797%, 10/10/2014	995,000	757,266
TPF Generation Holdings
2.290%, 12/15/2011	54,791	51,800
2.290%, 12/13/2013	174,783	165,243
2.290%, 12/15/2013	441,044	416,971

		22,139,821
Energy-Alternate Sources - 0.32%
Covanta Energy Corp.
1.792%, 02/10/2014	609,148	582,752
1.875%, 02/10/2014	1,200,213	1,148,204
Longview Power LLC
2.563%, 02/28/2014	469,088	413,383
2.563%, 02/28/2014	398,027	350,762

		2,495,101
Entertainment - 2.17%
CCM Merger, Inc.
8.500%, 07/13/2012	3,954,228	3,874,321
Greektown Holdings LLC
09/30/2010 (U)	352,381	355,905
14.500%, 09/30/2010	3,375,940	3,409,699
Greektown Holdings LLC, PIK
7.000%, 12/03/2012	1,774,095	1,920,458
7.000%, 12/03/2012	855,838	926,444
Greenwood Racing, Inc.
2.530%, 11/28/2011	962,447	931,168
National Cinemedia, Inc.
2.010%, 02/13/2015	500,000	473,334
Penn National Gaming, Inc.
2.091%, 10/03/2012	5,003,978	4,853,858
Regal Cinemas Corp.
3.790%, 10/28/2013	186,623	186,320

		16,931,507

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Food - 0.03%
Dole Food Company, Inc.
2.580%, 04/12/2013	$165,798	$165,590
7.954%, 08/30/2010	99,786	99,661

		265,251
Forest Products & Paper - 0.57%
Georgia-Pacific Corp.
2.282%, 12/21/2012	2,971,014	2,897,077
2.510%, 12/20/2012	1,574,393	1,535,213

		4,432,290
Hand & Machine Tools - 0.04%
Alliance Laundry Systems, Inc.
2.835%, 01/27/2012	329,143	319,269
Healthcare Products - 0.45%
Aga Medical Corp.
2.379%, 04/26/2013	3,850,000	3,497,082
Healthcare Services - 1.11%
Community Health Systems, Inc.
2.788%, 07/25/2014	2,231,351	2,086,034
2.788%, 07/25/2014	114,265	106,823
HCA, Inc.
1.790%, 11/16/2012	4,047,962	3,829,542
Health Management Associates, Inc.
2.040%, 02/28/2014	1,104,590	1,036,014
Healthsouth Corp.
2.510%, 03/11/2013	958,492	921,550
Sun Healthcare Group, Inc.
2.290%, 04/21/2014	124,251	118,287
2.374%, 04/21/2014	554,702	528,076

		8,626,326
Insurance - 0.46%
Amwins Group, Inc.
2.930%, 06/08/2013	2,166,790	1,971,779
5.780%, 06/08/2013	1,950,000	1,608,750

		3,580,529
Internet - 0.39%
Emdeon Business Services LLC
2.300%, 11/16/2013	453,286	436,855
5.300%, 05/16/2014	2,700,000	2,627,438

		3,064,293
Machinery-Diversified - 0.14%
Rexnord Holdings, Inc.
7.252%, 02/20/2013	1,653,339	1,074,671
Media - 2.02%
Barrington Broadcasting Company LLC
4.664%, 08/12/2013	1,199,390	1,108,437
CCO Holdings LLC
3.038%, 09/06/2014	7,050,000	6,302,700
Charter Communications Operating LLC
2.300%, 03/06/2014	1,048,158	968,964
CSC Holdings, Inc.
2.087%, 03/29/2013	768,907	749,334
Gray Television, Inc.
3.801%, 12/31/2014	2,706,637	2,527,322
Nielsen Finance LLC
2.297%, 08/09/2013	1,610,352	1,502,056
Sinclair Television Group, Inc.
6.750%, 10/29/2015	2,587,879	2,588,655

		15,747,468

The accompanying notes are an integral part of the financial statements.	269

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Packaging & Containers - 0.09%
Graham Packaging Company, Inc.
2.680%, 10/07/2011	$688,865	$676,982
Pipelines - 0.16%
Dynegy Holdings, Inc.
4.110%, 04/02/2013	1,202,002	1,143,404
4.110%, 04/02/2013	96,514	91,809

		1,235,213
Real Estate - 0.89%
Capital Automotive Real Estate
Investment Trust
2.780%, 12/14/2012	6,998,507	6,436,877
Medical Properties Trust, Inc.
5.000%, 05/17/2016	500,000	496,250

		6,933,127
Retail - 0.14%
PEP Boys-Manny Moe & Jack
2.250%, 10/02/2013	234,681	222,067
Tire Rack Holdings, Inc.
2.100%, 06/24/2012	911,654	885,824

		1,107,891
Software - 0.43%
First Data Corp.
3.032%, 09/24/2014	1,391,338	1,295,435
3.032%, 09/24/2014	1,279,848	1,076,316
Vertafore, Inc.
5.500%, 07/31/2014	987,718	960,556

		3,332,307
Telecommunications - 0.84%
Crown Castle Operating Company
1.854%, 03/06/2014	1,580,512	1,521,602
Intelsat Subsidiary Holding Company SA
2.792%, 07/03/2013	2,979,902	2,860,706
Level 3 Financing, Inc.
2.548%, 03/13/2014	2,450,000	2,202,376

		6,584,684

TOTAL TERM LOANS (M) (Cost $142,874,515)		$146,736,598

ASSET BACKED SECURITIES - 0.15%
DB Master Finance LLC, Series 2006-1,
Class -M1
8.285%, 06/20/2031 (S)	1,250,000	1,156,600

TOTAL ASSET BACKED SECURITIES (Cost $1,249,978)		$1,156,600

WARRANTS - 0.00%
Telecommunications - 0.00%
Muzak Holdings LLC (Expiration Date:
01/01/2011, Strike Price: $25.00) (I)	8,366	0

TOTAL WARRANTS (Cost $680,016)		$0

SHORT-TERM INVESTMENTS - 1.15%
Short-Term Securities* - 1.15%
State Street Institutional Liquid Reserves
Fund, 0.1560%	$8,970,350	8,970,350

TOTAL SHORT-TERM INVESTMENTS (Cost $8,970,350)		$8,970,350

Total Investments (U.S. High Yield Bond Fund)
(Cost $743,825,379) - 98.40%		$767,679,723
Other assets and liabilities, net - 1.60%		12,515,286

TOTAL NET ASSETS - 100.00%		$780,195,009

U.S. Multi Sector Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.97%
Consumer Discretionary - 4.50%
Auto Components - 0.13%
Autoliv, Inc.	1,900	$90,250
Johnson Controls, Inc.	39,500	1,126,934

		1,217,184
Automobiles - 0.19%
Ford Motor Company (I)(L)	110,000	1,290,300
Harley-Davidson, Inc. (L)	17,100	516,591

		1,806,891
Diversified Consumer Services - 0.20%
Apollo Group, Inc., Class A (I)	19,100	1,015,356
ITT Educational Services, Inc. (I)(L)	6,900	696,486
Strayer Education, Inc. (L)	760	182,400

		1,894,242
Hotels, Restaurants & Leisure - 0.73%
Darden Restaurants, Inc.	4,300	184,470
International Game Technology	17,900	350,303
Marriott International, Inc., Class A (L)	7,251	242,546
McDonald’s Corp.	64,100	4,286,367
Starbucks Corp.	75,500	1,954,695

		7,018,381
Household Durables - 0.08%
NVR, Inc. (I)	247	169,264
Whirlpool Corp.	5,900	616,196

		785,460
Internet & Catalog Retail - 0.45%
Amazon.com, Inc. (I)	14,100	1,768,986
Expedia, Inc.	26,300	567,028
Liberty Media Corp. - Interactive, Class A
(Tracking Stock) (I)	50,100	649,797
NetFlix, Inc. (I)(L)	2,600	288,990
priceline.com, Inc. (I)(L)	5,480	1,047,557

		4,322,358
Media - 0.67%
CBS Corp., Class B	28,000	407,680
Discovery Communications, Inc., Series A (I)	7,300	274,918
News Corp., Class A	126,600	1,671,120
The McGraw-Hill Companies, Inc.	1,800	50,040
The Walt Disney Company	41,300	1,380,246
Time Warner Cable, Inc.	10,012	547,957
Time Warner, Inc.	6,900	213,831
Viacom, Inc., Class B	41,300	1,388,093
Virgin Media, Inc. (L)	30,200	488,032

		6,421,917
Multiline Retail - 0.26%
Dollar Tree, Inc. (I)	3,100	194,029
J.C. Penney Company, Inc.	8,100	222,669
Kohl’s Corp. (I)	4,900	248,675
Macy’s, Inc.	10,500	233,205
Nordstrom, Inc. (L)	25,200	1,000,440
Sears Holdings Corp. (I)(L)	3,200	281,792
Target Corp.	6,300	343,539

		2,524,349
Specialty Retail - 1.11%
Abercrombie & Fitch Company, Class A	11,400	408,462
Advance Auto Parts, Inc.	8,200	424,432
American Eagle Outfitters, Inc.	20,600	269,860
AutoNation, Inc. (I)(L)	15,800	316,474
AutoZone, Inc. (I)	2,190	418,027
Bed Bath & Beyond, Inc. (I)	6,900	309,603

The accompanying notes are an integral part of the financial statements.	270

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Best Buy Company, Inc.	9,400	$397,150
CarMax, Inc. (I)	14,300	310,739
Guess?, Inc.	9,000	341,910
Home Depot, Inc.	91,700	3,104,962
Lowe’s Companies, Inc.	41,900	1,037,025
Ltd. Brands, Inc.	29,800	740,828
PetSmart, Inc.	13,000	412,880
Ross Stores, Inc.	2,300	120,520
The Gap, Inc.	29,100	634,380
Tiffany & Company	6,700	304,381
TJX Companies, Inc.	16,600	754,636
Urban Outfitters, Inc. (I)	10,700	388,410

		10,694,679
Textiles, Apparel & Luxury Goods - 0.68%
Coach, Inc.	135,400	5,566,294
NIKE, Inc., Class B	6,900	499,422
Polo Ralph Lauren Corp. (L)	5,300	460,358

		6,526,074

		43,211,535
Consumer Staples - 19.50%
Beverages - 6.03%
Coca-Cola Enterprises, Inc.	31,600	824,760
Hansen Natural Corp. (I)	7,700	300,685
PepsiCo, Inc.	385,485	24,243,152
The Coca-Cola Company	634,400	32,608,160

		57,976,757
Food & Staples Retailing - 5.15%
SUPERVALU, Inc.	14,990	201,915
The Kroger Company	12,300	247,599
Wal-Mart Stores, Inc.	677,600	34,259,456
Walgreen Company	446,300	14,299,452
Whole Foods Market, Inc. (I)	12,000	485,160

		49,493,582
Food Products - 0.63%
Archer-Daniels-Midland Company	14,700	371,469
Dean Foods Company (I)	6,600	70,290
General Mills, Inc.	34,100	2,428,943
Green Mountain Coffee Roasters, Inc. (I)(L)	7,500	177,375
Kellogg Company	34,600	1,848,678
Kraft Foods, Inc., Class A	29,876	854,454
Tyson Foods, Inc., Class A	17,100	300,618

		6,051,827
Household Products - 4.40%
Clorox Company	12,700	797,814
Colgate-Palmolive Company	188,100	14,688,729
Energizer Holdings, Inc. (I)	4,400	247,236
Kimberly-Clark Corp.	57,200	3,472,040
The Procter & Gamble Company	378,500	23,122,565

		42,328,384
Personal Products - 0.20%
Avon Products, Inc.	42,700	1,131,123
Estee Lauder Companies, Inc., Class A	13,000	757,510

		1,888,633
Tobacco - 3.09%
Altria Group, Inc.	374,200	7,592,518
Philip Morris International, Inc.	500,000	22,060,000

		29,652,518

		187,391,701

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 8.43%
Energy Equipment & Services - 0.34%
Baker Hughes, Inc.	5,206	$198,557
Cameron International Corp. (I)	9,400	340,280
FMC Technologies, Inc. (I)	8,400	488,460
Halliburton Company	28,500	707,655
Nabors Industries, Ltd. (I)	19,100	363,473
National Oilwell Varco, Inc.	6,700	255,471
Pride International, Inc. (I)	6,400	158,528
Schlumberger, Ltd.	13,530	759,710

		3,272,134
Oil, Gas & Consumable Fuels - 8.09%
Anadarko Petroleum Corp.	4,400	230,252
Arch Coal, Inc.	8,400	181,020
Chesapeake Energy Corp.	18,700	417,758
Chevron Corp.	213,100	15,741,697
Cimarex Energy Company	6,200	455,576
ConocoPhillips	130,700	6,778,102
Exxon Mobil Corp.	836,200	50,556,652
Newfield Exploration Company (I)	7,500	390,450
Noble Energy, Inc.	2,100	124,929
Occidental Petroleum Corp.	2,900	239,279
Peabody Energy Corp.	7,800	303,888
Pioneer Natural Resources Company (L)	7,600	484,120
Plains Exploration & Production Company (I)	7,000	154,700
Sunoco, Inc.	12,500	373,375
The Williams Companies, Inc.	13,000	256,750
Valero Energy Corp.	44,500	831,260
Whiting Petroleum Corp. (I)	2,600	217,646

		77,737,454

		81,009,588
Financials - 3.38%
Capital Markets - 1.02%
Ameriprise Financial, Inc.	13,900	553,081
BlackRock, Inc.	5,570	935,092
Franklin Resources, Inc.	22,310	2,188,388
Invesco, Ltd.	12,900	239,424
Legg Mason, Inc.	7,100	211,012
Morgan Stanley	34,700	940,717
State Street Corp.	14,300	545,831
T. Rowe Price Group, Inc. (L)	5,500	272,360
The Goldman Sachs Group, Inc.	27,430	3,957,052

		9,842,957
Commercial Banks - 0.18%
BB&T Corp.	7,200	217,728
Comerica, Inc.	8,500	323,850
First Horizon National Corp. (I)	1,100	13,695
KeyCorp	4,400	35,288
PNC Financial Services Group, Inc.	10,700	671,425
U.S. Bancorp	3,300	79,068
Wells Fargo & Company	12,800	367,232

		1,708,286
Consumer Finance - 0.57%
American Express Company	121,600	4,848,192
Capital One Financial Corp.	11,000	454,300
Discover Financial Services	12,500	168,125

		5,470,617
Diversified Financial Services - 0.73%
Bank of America Corp.	376,600	5,927,684
CME Group, Inc.	1,610	509,807
IntercontinentalExchange, Inc. (I)	3,700	429,681

The accompanying notes are an integral part of the financial statements.	271

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
NYSE Euronext (L)	6,200	$177,754

		7,044,926
Insurance - 0.88%
Aflac, Inc.	37,000	1,639,100
Assurant, Inc.	6,200	215,140
Chubb Corp.	15,100	758,624
CNA Financial Corp. (I)(L)	5,100	133,008
CoreLogic, Inc. (I)	5,100	173,553
Hartford Financial Services Group, Inc.	7,500	188,025
HCC Insurance Holdings, Inc.	10,200	255,714
Loews Corp.	2,500	81,275
MetLife, Inc.	14,000	566,860
Prudential Financial, Inc.	5,500	317,405
The Allstate Corp.	38,700	1,185,381
The Progressive Corp.	11,600	227,244
The Travelers Companies, Inc.	33,700	1,667,139
Torchmark Corp.	6,600	340,098
Unum Group	12,500	288,750
W.R. Berkley Corp.	13,700	373,462

		8,410,778

		32,477,564
Health Care - 23.52%
Biotechnology - 1.42%
Amgen, Inc. (I)	195,400	10,117,812
Biogen Idec, Inc. (I)	19,500	924,885
Dendreon Corp. (I)(L)	6,200	269,080
Gilead Sciences, Inc. (I)	64,100	2,302,472

		13,614,249
Health Care Equipment & Supplies - 1.80%
Boston Scientific Corp. (I)	15,800	95,590
C.R. Bard, Inc.	1,100	89,067
Gen-Probe, Inc. (I)	2,900	127,484
Intuitive Surgical, Inc. (I)	4,390	1,416,960
Inverness Medical Innovations, Inc. (I)	4,800	167,088
Medtronic, Inc.	261,500	10,245,570
ResMed, Inc. (I)	3,700	232,693
Stryker Corp.	22,600	1,198,478
Zimmer Holdings, Inc. (I)	66,200	3,702,566

		17,275,496
Health Care Providers & Services - 4.03%
Aetna, Inc.	10,000	291,600
AmerisourceBergen Corp.	76,600	2,396,048
Cardinal Health, Inc.	36,300	1,251,987
CIGNA Corp.	28,700	960,589
Community Health Systems, Inc. (I)	5,500	214,390
Coventry Health Care, Inc. (I)	17,700	366,390
DaVita, Inc. (I)	3,700	234,691
Express Scripts, Inc. (I)	16,900	1,700,140
Humana, Inc. (I)	9,500	437,475
McKesson Corp.	49,100	3,437,000
Omnicare, Inc.	7,200	180,792
Quest Diagnostics, Inc.	7,700	406,175
UnitedHealth Group, Inc.	667,500	19,404,225
WellPoint, Inc. (I)	144,800	7,428,240

		38,709,742
Health Care Technology - 0.05%
Cerner Corp. (I)(L)	5,800	485,518
Life Sciences Tools & Services - 0.06%
Covance, Inc. (I)(L)	2,600	137,176

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Life Technologies Corp. (I)	9,200	$460,552

		597,728
Pharmaceuticals - 16.16%
Abbott Laboratories	318,200	15,133,592
Allergan, Inc.	19,600	1,179,724
Bristol-Myers Squibb Company	99,800	2,316,358
Eli Lilly & Company	446,900	14,653,851
Endo Pharmaceuticals Holdings, Inc. (I)	7,900	165,426
Forest Laboratories, Inc. (I)	110,400	2,857,152
Johnson & Johnson	764,600	44,576,180
King Pharmaceuticals, Inc. (I)	12,000	104,040
Merck & Company, Inc.	697,941	23,513,632
Mylan, Inc. (I)(L)	13,500	262,440
Pfizer, Inc.	3,318,926	50,547,243

		155,309,638

		225,992,371
Industrials - 4.75%
Aerospace & Defense - 1.75%
General Dynamics Corp.	78,300	5,316,570
Goodrich Corp.	6,100	423,340
L-3 Communications Holdings, Inc.	4,700	388,361
Precision Castparts Corp.	2,690	313,923
Rockwell Collins, Inc.	3,900	227,526
The Boeing Company	12,500	802,250
United Technologies Corp.	139,000	9,365,820

		16,837,790
Air Freight & Logistics - 0.12%
FedEx Corp.	13,700	1,143,813
Airlines - 0.04%
Southwest Airlines Company	30,700	381,908
Building Products - 0.01%
Masco Corp.	7,300	97,455
Commercial Services & Supplies - 0.03%
Copart, Inc. (I)	3,600	129,240
R.R. Donnelley & Sons Company	9,300	178,188

		307,428
Electrical Equipment - 0.11%
Emerson Electric Company	15,100	701,244
Rockwell Automation, Inc.	5,400	288,522

		989,766
Industrial Conglomerates - 1.95%
3M Company	136,800	10,849,608
General Electric Company	470,700	7,695,945
Textron, Inc. (L)	9,800	202,566

		18,748,119
Machinery - 0.54%
Caterpillar, Inc.	47,600	2,892,176
Cummins, Inc.	13,400	910,932
Danaher Corp.	300	23,814
Deere & Company	4,000	230,720
Eaton Corp.	5,100	356,745
Flowserve Corp.	1,830	174,033
Illinois Tool Works, Inc.	3,700	171,791
Joy Global, Inc.	3,400	173,400
Oshkosh Corp. (I)	2,700	95,931
Parker Hannifin Corp.	2,400	147,504

		5,177,046

The accompanying notes are an integral part of the financial statements.	272

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services - 0.01%
Manpower, Inc.	1,900	$86,849
Road & Rail - 0.17%
CSX Corp.	20,100	1,050,225
Kansas City Southern (I)	2,900	110,693
Norfolk Southern Corp.	8,500	479,910

		1,640,828
Trading Companies & Distributors - 0.02%
Fastenal Company (L)	3,700	186,628

		45,597,630
Information Technology - 29.34%
Communications Equipment - 4.01%
Brocade Communications Systems, Inc. (I)	21,200	115,540
Cisco Systems, Inc. (I)	943,400	21,849,144
F5 Networks, Inc. (I)	1,400	98,462
Juniper Networks, Inc. (I)	9,900	263,538
Motorola, Inc. (I)	170,400	1,167,240
QUALCOMM, Inc.	423,000	15,041,880

		38,535,804
Computers & Peripherals - 5.81%
Apple, Inc. (I)	164,040	42,184,526
Dell, Inc. (I)	128,900	1,718,237
EMC Corp. (I)	45,900	854,658
Hewlett-Packard Company	165,400	7,610,054
NetApp, Inc. (I)	25,800	972,144
SanDisk Corp. (I)	16,200	755,244
Teradata Corp. (I)	6,400	204,416
Western Digital Corp. (I)	42,600	1,482,906

		55,782,185
Electronic Equipment, Instruments & Components - 0.27%
Agilent Technologies, Inc. (I)	25,300	818,708
Amphenol Corp., Class A	3,200	135,680
Arrow Electronics, Inc. (I)	5,600	152,768
Avnet, Inc. (I)	7,100	203,912
Corning, Inc.	55,400	965,622
FLIR Systems, Inc. (I)(L)	6,600	188,034
Jabil Circuit, Inc.	12,900	176,601

		2,641,325
Internet Software & Services - 5.91%
Akamai Technologies, Inc. (I)(L)	9,000	357,480
eBay, Inc. (I)	783,100	16,766,171
Equinix, Inc. (I)(L)	1,900	174,819
Google, Inc., Class A (I)	80,880	39,241,358
Yahoo!, Inc. (I)	17,800	273,052

		56,812,880
IT Services - 1.86%
Cognizant Technology Solutions
Corp., Class A (I)	58,100	2,907,324
Computer Sciences Corp.	6,100	304,939
Fiserv, Inc. (I)	5,900	280,545
Global Payments, Inc.	18,200	767,858
International Business Machines Corp.	108,570	13,599,478

		17,860,144
Office Electronics - 0.03%
Xerox Corp.	28,801	268,137
Semiconductors & Semiconductor Equipment - 0.48%
Advanced Micro Devices, Inc. (I)(L)	21,300	182,541
Analog Devices, Inc.	6,300	183,771
Broadcom Corp., Class A	21,200	731,824
Cree, Inc. (I)(L)	8,200	544,234

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	20,000	$428,400
LSI Corp. (I)	17,200	91,676
Micron Technology, Inc. (I)	35,000	318,150
NVIDIA Corp. (I)	40,300	529,542
ON Semiconductor Corp. (I)	12,100	88,451
Texas Instruments, Inc.	60,300	1,472,526

		4,571,115
Software - 10.97%
Adobe Systems, Inc. (I)	4,900	157,192
Citrix Systems, Inc. (I)	11,400	497,154
FactSet Research Systems, Inc.	1,300	88,465
Intuit, Inc. (I)	3,200	114,368
Microsoft Corp.	2,056,100	53,047,380
Oracle Corp.	2,213,800	49,965,466
Red Hat, Inc. (I)	11,000	322,410
Salesforce.com, Inc. (I)(L)	6,900	597,057
Symantec Corp. (I)	20,700	293,319
VMware, Inc., Class A (I)(L)	4,300	284,703

		105,367,514

		281,839,104
Materials - 1.20%
Chemicals - 0.51%
Air Products & Chemicals, Inc.	6,900	476,514
Ashland, Inc.	4,000	214,440
Celanese Corp., Series A	11,500	329,705
E.I. Du Pont de Nemours & Company	12,500	452,125
Eastman Chemical Company	3,000	181,170
Lubrizol Corp.	5,200	460,564
The Dow Chemical Company	91,900	2,473,029
The Mosaic Company	3,740	172,676
The Sherwin-Williams Company	1,500	114,945

		4,875,168
Metals & Mining - 0.61%
Alcoa, Inc.	58,600	682,104
Freeport-McMoRan Copper & Gold, Inc.	34,800	2,437,740
Reliance Steel & Aluminum Company	2,600	119,366
Southern Copper Corp. (L)	83,300	2,455,684
Walter Energy, Inc.	2,840	225,297

		5,920,191
Paper & Forest Products - 0.08%
International Paper Company	24,900	578,427
MeadWestvaco Corp.	7,100	169,690

		748,117

		11,543,476
Telecommunication Services - 1.31%
Diversified Telecommunication Services - 1.24%
AT&T, Inc.	324,005	7,873,322
CenturyTel, Inc. (L)	1,400	48,062
Verizon Communications, Inc.	146,600	4,034,432

		11,955,816
Wireless Telecommunication Services - 0.07%
Crown Castle International Corp. (I)	8,400	311,052
NII Holdings, Inc. (I)	8,800	320,936

		631,988

		12,587,804

The accompanying notes are an integral part of the financial statements.	273

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities - 0.04%
Independent Power Producers & Energy Traders - 0.04%
The AES Corp. (I)	39,500	$405,665

TOTAL COMMON STOCKS (Cost $876,313,448)		$922,056,438

SHORT-TERM INVESTMENTS - 4.89%
Short-Term Securities* - 3.57%
State Street Institutional Investment Treasury
Money Market Fund, 0.02989%	$8,299,661	8,299,661
U.S. Treasury Bills, zero coupon 09/16/2010	26,000,000	25,987,260

		34,286,921
Securities Lending Collateral - 1.32%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	1,270,392	12,712,939

TOTAL SHORT-TERM INVESTMENTS (Cost $46,991,998)		$46,999,860

Total Investments (U.S. Multi Sector Fund)
(Cost $923,305,446) - 100.86%		$969,056,298
Other assets and liabilities, net - (0.86%)		(8,252,184)

TOTAL NET ASSETS - 100.00%		$960,804,114

Value & Restructuring Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.29%
Consumer Discretionary - 5.23%
Household Durables - 2.82%
Newell Rubbermaid, Inc.	344,300	$5,736,037
Stanley Black & Decker, Inc. (F)	187,528	10,462,187

		16,198,224
Specialty Retail - 2.41%
TJX Companies, Inc.	305,580	13,891,667

		30,089,891
Consumer Staples - 6.10%
Food Products - 0.39%
Dole Food Company, Inc. (I)(L)	241,328	2,208,151
Personal Products - 1.51%
Avon Products, Inc.	328,700	8,707,263
Tobacco - 4.20%
Lorillard, Inc.	338,150	24,174,344

		35,089,758
Energy - 21.30%
Oil, Gas & Consumable Fuels - 21.30%
Alpha Natural Resources, Inc. (F)(I)	538,300	20,654,571
Anadarko Petroleum Corp.	219,000	11,460,270
ConocoPhillips	269,300	13,965,898
Consol Energy, Inc. (F)	411,600	15,015,168
Devon Energy Corp. (F)	225,300	14,385,405
Murphy Oil Corp.	92,500	4,937,650
Noble Energy, Inc.	172,950	10,288,796
Petrohawk Energy Corp. (F)(I)	365,500	7,028,565
Petroleo Brasileiro SA, ADR (L)	667,000	23,758,540
W&T Offshore, Inc. (L)	104,500	1,017,830

		122,512,693

		122,512,693

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 16.25%
Capital Markets - 5.63%
Apollo Investment Corp.	384,400	$4,009,292
Invesco, Ltd.	548,700	10,183,872
Morgan Stanley	328,900	8,916,479
The Goldman Sachs Group, Inc.	64,100	9,247,066

		32,356,709
Commercial Banks - 1.87%
PNC Financial Services Group, Inc.	170,900	10,723,975
Diversified Financial Services - 1.79%
JPMorgan Chase & Company	260,600	10,314,548
Insurance - 5.82%
ACE, Ltd.	340,300	16,729,148
Loews Corp.	209,000	6,794,590
MetLife, Inc.	246,200	9,968,638

		33,492,376
Real Estate Investment Trusts - 1.14%
DiamondRock Hospitality Company (I)	429,191	3,922,806
Host Hotels & Resorts, Inc.	184,891	2,636,546

		6,559,352

		93,446,960
Health Care - 5.85%
Biotechnology - 0.36%
Talecris Biotherapeutics Holdings Corp. (I)	125,554	2,081,685
Health Care Equipment & Supplies - 1.31%
Baxter International, Inc.	179,000	7,559,170
Health Care Providers & Services - 2.45%
AmerisourceBergen Corp.	450,100	14,079,128
Pharmaceuticals - 1.73%
Bristol-Myers Squibb Company	429,100	9,959,411

		33,679,394
Industrials - 16.43%
Aerospace & Defense - 3.08%
AerCap Holdings NV (I)	492,300	5,902,677
United Technologies Corp.	175,300	11,811,714

		17,714,391
Airlines - 1.54%
Copa Holdings SA, Class A	174,100	8,879,100
Construction & Engineering - 0.81%
Aecom Technology Corp. (I)	183,400	4,654,692
Industrial Conglomerates - 1.77%
Tyco International, Ltd.	281,000	10,169,390
Machinery - 3.90%
AGCO Corp. (I)	292,100	8,403,717
Eaton Corp.	200,600	14,031,970

		22,435,687
Road & Rail - 5.01%
Ryder Systems, Inc. (F)(L)	108,900	4,893,966
Union Pacific Corp. (F)	335,000	23,929,050

		28,823,016
Trading Companies & Distributors - 0.32%
RSC Holdings, Inc. (F)(I)(L)	246,900	1,804,839

		94,481,115
Information Technology - 8.80%
Communications Equipment - 5.14%
CommScope, Inc. (I)	265,300	7,481,460

The accompanying notes are an integral part of the financial statements.	274

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Harris Corp.	470,300	$22,061,773

		29,543,233
Electronic Equipment, Instruments & Components - 0.55%
Corning, Inc.	181,000	3,154,830
IT Services - 3.11%
International Business Machines Corp.	142,850	17,893,391

		50,591,454
Materials - 13.02%
Chemicals - 4.49%
Celanese Corp., Series A	442,200	12,677,874
Lanxess AG (L)	182,744	7,334,732
PPG Industries, Inc. (F)(L)	90,733	5,813,263

		25,825,869
Metals & Mining - 8.53%
Freeport-McMoRan Copper & Gold, Inc.	160,150	11,218,508
Grupo Mexico SAB de CV, Series B	4,646,884	11,168,075
Schnitzer Steel Industries, Inc.	116,200	5,814,648
Southern Copper Corp. (F)(L)	422,500	12,455,300
Vale SA, SADR (L)	310,400	8,439,776

		49,096,307

		74,922,176
Telecommunication Services - 4.31%
Diversified Telecommunication Services - 0.50%
Windstream Corp. (L)	272,399	2,906,497
Wireless Telecommunication Services - 3.81%
America Movil SAB de CV,
Series L, ADR (L)	462,400	21,890,016

		24,796,513

TOTAL COMMON STOCKS (Cost $452,520,348)		$559,609,954

PREFERRED STOCKS - 0.52%
Financials - 0.52%
Diversified Financial Services - 0.37%
Citigroup, Inc. 7.500%	17,747	2,123,251
Insurance - 0.15%
Hartford Financial Services Group,
Inc. 7.250%	36,000	857,160

		2,980,411

TOTAL PREFERRED STOCKS (Cost $2,735,001)		$2,980,411

CONVERTIBLE BONDS - 1.07%
Consumer Discretionary - 1.07%
Automobiles - 1.07%
Ford Motor Company
4.250%, 11/15/2016	4,367,000	6,135,635

TOTAL CONVERTIBLE BONDS (Cost $4,822,552)		$6,135,635

SHORT-TERM INVESTMENTS - 12.47%
Repurchase Agreement - 1.19%
Repurchase Agreement with State Street Corp.
dated 05/28/2010 at 0.010% to be
repurchased at $6,834,007 on 06/01/2010,
collateralized by $6,180,000 Federal
National Mortgage Association, 5.000% due
03/15/2016 (valued at $6,972,894,
including interest)	$6,834,000	6,834,000

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
SECURITIES LENDING COLLATERAL - 11.28%
John Hancock Collateral Investment
Trust, 0.2693% (W)(Y)	$6,487,827	$64,924,330

TOTAL SHORT-TERM INVESTMENTS (Cost $71,753,731)		$71,758,330

Total Investments (Value & Restructuring Fund)
(Cost $531,831,632) - 111.35%		$640,484,330
Other assets and liabilities, net - (11.35%)		(65,269,305)

TOTAL NET ASSETS - 100.00%		$575,215,025

Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.31%
Consumer Discretionary - 8.36%
Auto Components - 1.00%
Lear Corp. (I)	19,700	$1,333,099
Automobiles - 2.44%
Harley-Davidson, Inc.	107,574	3,249,811
Hotels, Restaurants & Leisure - 2.02%
Darden Restaurants, Inc.	62,500	2,681,250
Household Durables - 2.90%
Newell Rubbermaid, Inc.	232,060	3,866,120

		11,130,280
Consumer Staples - 7.01%
Beverages - 2.08%
Coca-Cola Enterprises, Inc.	106,200	2,771,820
Food & Staples Retailing - 2.43%
Sysco Corp.	108,300	3,228,423
Food Products - 2.50%
ConAgra Foods, Inc.	137,830	3,332,729

		9,332,972
Energy - 7.39%
Oil, Gas & Consumable Fuels - 7.39%
El Paso Corp.	316,060	3,584,120
Pioneer Natural Resources Company	60,500	3,853,850
The Williams Companies, Inc.	121,700	2,403,575

		9,841,545

		9,841,545
Financials - 21.63%
Capital Markets - 4.86%
Northern Trust Corp.	70,639	3,589,168
The Charles Schwab Corp.	176,400	2,882,376

		6,471,544
Commercial Banks - 5.34%
BB&T Corp.	104,500	3,160,080
Comerica, Inc.	71,400	2,720,340
Wintrust Financial Corp.	34,700	1,237,402

		7,117,822
Insurance - 8.70%
ACE, Ltd.	84,865	4,171,963
Marsh & McLennan Companies, Inc.	121,399	2,647,712
Willis Group Holdings PLC	155,655	4,766,156

		11,585,831

The accompanying notes are an integral part of the financial statements.	275

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts - 1.37%
Weingarten Realty Investors	87,500	$1,825,250
Thrifts & Mortgage Finance - 1.36%
Washington Federal, Inc.	104,600	1,807,488

		28,807,935
Health Care - 9.30%
Health Care Equipment & Supplies - 2.22%
Beckman Coulter, Inc.	51,490	2,957,586
Health Care Providers & Services - 7.08%
Brookdale Senior Living, Inc. (I)	228,500	4,019,315
Healthsouth Corp. (I)	133,880	2,658,857
Henry Schein, Inc. (I)	48,700	2,747,167

		9,425,339

		12,382,925
Industrials - 15.79%
Aerospace & Defense - 3.39%
Goodrich Corp.	65,170	4,522,798
Building Products - 2.61%
Lennox International, Inc.	77,800	3,481,550
Commercial Services & Supplies - 3.55%
Avery Dennison Corp.	138,300	4,727,094
Machinery - 6.24%
Pentair, Inc.	116,650	4,008,094
Snap-On, Inc.	97,300	4,300,660

		8,308,754

		21,040,196
Information Technology - 11.13%
Computers & Peripherals - 1.91%
Diebold, Inc.	87,810	2,544,734
Electronic Equipment, Instruments & Components - 2.09%
Flextronics International, Ltd. (I)	424,431	2,784,267
IT Services - 3.92%
Fidelity National Information Services, Inc.	189,607	5,217,984
Office Electronics - 3.21%
Zebra Technologies Corp., Class A (I)	155,730	4,282,575

		14,829,560
Materials - 9.59%
Chemicals - 7.31%
PPG Industries, Inc.	44,000	2,819,080
Valspar Corp.	132,580	4,159,035
W.R. Grace & Company (I)	107,700	2,760,351

		9,738,466
Containers & Packaging - 2.28%
Sonoco Products Company	98,300	3,038,453

		12,776,919
Utilities - 6.11%
Electric Utilities - 4.10%
Edison International	89,200	2,886,512
Great Plains Energy, Inc.	146,800	2,576,340

		5,462,852
Multi-Utilities - 2.01%
Wisconsin Energy Corp.	54,694	2,680,006

		8,142,858

TOTAL COMMON STOCKS (Cost $105,937,990)		$128,285,190

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 3.60%
Short-Term Securities* - 3.60%
Federal Home Loan Bank Discount Note,
0.010%, 06/01/2010	$4,800,000	$4,800,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,800,000)		$4,800,000

Total Investments (Value Fund) (Cost $110,737,990) - 99.91%		$133,085,190
Other assets and liabilities, net - 0.09%		118,396

TOTAL NET ASSETS - 100.00%		$133,203,586

Footnotes
Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BHD	- Bahraini Dinar
BRL	- Brazilian Real
CAD	- Canadian Dollar
COP	- Colombian Peso
DEM	- Deutsche Mark
DKK	- Danish Krone
EGP	- Egyptian Pound
EUR	- Euro
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
GBP	- British Pound
IDR	- Indonesian Rupiah
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PLN	- Polish Zloty
SGD	- Singapore Dollar
SEK	- Swedish Krona
THB	- Thai Baht
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
BKNT	- Bank Note
EMTN	- Euro Medium Term Note
EURIBOR	- Euro Interbank Offered Rate
FHLMC	- Federal Home Loan Mortgage Corporation
GBPLIBOR	- Pound Sterling LIBOR
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
IO	- Interest Only (Interest Tranche of Stripped Mortgage Pool)
LIBOR	- London Interbank Offered Rate
MTN	- Medium Term Note
PIK	- Paid In Kind
PO	- Principal-Only Security
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard& Poor’s Depositary Receipts
REMIC	- Real Estate Mortgage Investment Conduit
TBA	- To Be Announced

(A)	The subadviser is an affiliate of the adviser.
(B)	Purchased on a forward commitment basis.
(C)	The investment is an affiliate of the fund, the adviser and/or the subadviser.

The accompanying notes are an integral part of the financial statements.	276

John Hancock Funds II

Portfolio of Investments — May 31, 2010 (Unaudited) (showing percentage of total net assets)

(D)	Principal amount of security is adjusted for inflation.
(F)	All or portion of this security is held at a broker to meet the margin requirements on written options and /or futures contracts.
(G)	The Fund’s sub-adviser is shown parenthetically.
(H)	Defaulted security. Currently, the issuer is in default with respect to interest payments.
(I)	Non-income producing security .
(J)	Defaulted security beyond maturity date.
(L)	All or a portion of the security is on loan as of May 31, 2010.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.
Unsettled term loan rates are determined at time of settlement as noted
in the descriptions below.
(N)	Variable rate preferred stock.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date.
(S)	The securities are exempt from registration under the Rule 144A of the securities act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.
(T)	All or a portion of this security represents an unsettled term loan commitment. Rate will be determined at time of settlement.
(U)	All or a portion of this position represents unfunded loan commitment.
(W)	Investment is an affiliate of the Fund, the adviser and/or subadviser.
Also, it represents the investment of securities lending
collateral received.
(Y)	The rate shown is the annualized seven-day yield as of May 31, 2010.
†	The issuer is an Investment Company.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	277

Notes to Portfolio of Investments (Unaudited)

Security valuation Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Funds’ own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2010, all investments for Alternative Asset Allocation Fund, Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio, Retirement 2010 Portfolio, Retirement 2015 Portfolio, Retirement 2020 Portfolio, Retirement 2025 Portfolio, Retirement 2030 Portfolio, Retirement 2035 Portfolio, Retirement 2040 Portfolio and Retirement 2045 Portfolio are categorized as Level 1 under the hierarchy described above.

The following is a summary of the values by input classification of the Funds’ investments as of May 31, 2010, by major security category or type.

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Active Bond Fund
U.S. Government & Agency Obligations	$197,682,036	—	$197,682,036	—
Foreign Government Obligations	104,864	—	104,864	—
Corporate Bonds	354,620,416	—	354,526,916	$93,500
Municipal Bonds	1,915,909	—	1,915,909	—
Collateralized Mortgage Obligations	106,815,932	—	102,576,317	4,239,615
Asset Backed Securities	14,289,680	—	14,093,706	195,974
Supranational Obligations	265,128	—	265,128	—
Preferred Stocks	2,033,207	$910,757	1,122,450	—
Convertible Bonds	866,182	—	866,182	—
Term Loans	124,999	—	124,999	—
Short-Term Investments	19,257,504	4,157,504	15,100,000	—
Total Investments in securities	$697,975,857	$5,068,261	$688,378,507	$4,529,089
Other Financial Instruments	$2,970	$2,970	—	—
Totals	$697,978,827	$5,071,231	$688,378,507	$4,529,089

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

All Cap Core Fund
Common Stocks
Consumer Discretionary	$59,899,759	$59,899,759	—	—
Consumer Staples	38,668,962	38,668,962	—	—
Energy	55,742,270	55,742,270	—	—
Financials	81,034,334	81,034,334	—	—
Health Care	63,039,967	63,039,967	—	—
Industrials	52,929,591	52,929,591	—	—
Information Technology	109,843,311	109,843,311	—	—
Materials	22,384,150	22,384,150	—	—
Telecommunication Services	15,304,419	15,304,419	—	—
Utilities	16,881,869	16,881,869	—	—
Short-Term Investments	31,424,850	30,766,173	$658,677	—
Total Investments in securities	$547,153,482	$546,494,805	658,677	—
Other Financial Instruments	$(755,100)	$(75,100)	—	—
Totals	$547,078,382	$546,419,705	$658,677	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

All Cap Value Fund
Common Stocks
Consumer Discretionary	$51,293,545	$51,293,545	—	—
Consumer Staples	3,606,029	3,606,029	—	—
Energy	47,617,054	47,617,054	—	—
Financials	74,329,157	74,329,157	—	—
Health Care	58,549,745	58,549,745	—	—
Industrials	48,364,291	48,364,291	—	—
Information Technology	58,030,599	58,030,599	—	—
Materials	25,887,650	25,887,650	—	—
Utilities	3,824,788	3,824,788	—	—
Short-Term Investments	93,426,294	78,758,294	$14,668,000	—
Total Investments in securities	$464,929,152	$450,261,152	$14,668,000	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Alpha Opportunities Fund
Common Stocks
Consumer Discretionary	$139,927,920	$139,927,920	—	—
Consumer Staples	36,979,679	34,451,827	$2,527,852	—
Energy	61,422,695	53,958,822	5,542,139	$1,921,734
Financials	102,791,563	99,602,631	3,188,932	—
Health Care	106,172,103	106,172,103	—	—
Industrials	116,866,096	115,672,172	1,183,335	10,589
Information Technology	178,648,200	178,648,200	—	—
Materials	60,592,598	47,331,226	13,261,372	—
Telecommunication Services	3,781,697	3,781,697	—	—
Utilities	2,805,012	2,805,012	—	—
Preferred Stocks	1,826,777	1,826,777	—	—
Investment Companies	9,056,229	9,056,229	—	—
Short-Term Investments	158,735,677	117,335,677	41,400,000	—
Total Investments in securities	$979,606,246	$910,570,293	$67,103,630	$1,932,323
Other Financial Instruments	$8,004	—	$8,004	—
Totals	$979,614,250	$910,570,293	$67,111,634	$1,932,323

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Blue Chip Growth Fund
Common Stocks
Consumer Discretionary	$385,851,480	$385,851,480	—	—
Consumer Staples	34,347,077	34,347,077	—	—
Energy	94,210,822	94,210,822	—	—
Financials	284,257,316	284,257,316	—	—
Health Care	200,162,539	200,162,539	—	—
Industrials	203,586,396	203,586,396	—	—
Information Technology	614,324,106	614,324,106	—	—
Materials	40,639,806	40,639,806	—	—
Telecommunication Services	30,541,868	30,541,868	—	—
Short-Term Investments	166,579,941	166,579,941	—	—
Total Investments in securities	$2,054,501,351	$2,054,501,351	—	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Capital Appreciation Fund
Common Stocks
Consumer Discretionary	$315,605,743	$315,605,743	—	—
Consumer Staples	91,867,793	76,597,602	$15,270,191	—
Energy	101,266,982	101,266,982	—	—
Financials	86,736,312	86,736,312	—	—
Health Care	225,713,166	225,713,166	—	—
Industrials	138,584,740	138,584,740	—	—
Information Technology	600,751,872	600,751,872	—	—
Materials	12,978,057	12,978,057	—	—
Short-Term Investments	242,165,016	242,165,016	—	—
Total Investments in securities	$1,815,669,681	$1,800,399,490	$15,270,191	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Core Bond Fund
U.S. Government & Agency Obligations	$284,184,829	—	$284,184,829	—
Foreign Government Obligations	9,868,504	—	9,868,504	—
Corporate Bonds	101,153,815	—	101,153,815	—
Municipal Bonds	2,795,695	—	2,795,695	—
Collateralized Mortgage Obligations	108,661,577	—	103,685,919	$4,975,658
Asset Backed Securities	46,932,851	—	46,932,851	—
Supranational Obligations	4,920,086	—	4,920,086	—
Short-Term Investments	38,214,708	$30,438,708	7,776,000	—
Total Investments in securities	$596,732,065	$30,438,708	$561,317,699	$4,975,658

Securities Sold Short	$(6,938,868)	—	$(6,938,868)	—

Totals	$589,793,197	$30,438,708	$554,378,831	$4,975,658

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Emerging Markets Debt Fund
Foreign Government Obligations
Argentina	$294,000	—	$294,000	—
Bahrain	244,913	—	244,913	—
Brazil	651,120	—	651,120	—

Colombia	294,375	—	294,375	—
Indonesia	743,250	—	743,250	—
Mexico	305,250	—	305,250	—
Panama	288,750	—	288,750	—
Peru	291,875	—	291,875	—
Philippines	544,375	—	544,375	—
Poland	272,250	—	272,250	—
South Africa	275,938	—	275,938	—
Turkey	829,063	—	829,063	—
Ukraine	460,775	—	460,775	—
Uruguay	293,750	—	293,750	—
Corporate Bonds
Bermuda	344,250	—	344,250	—
Brazil	613,566	—	613,566	—
Canada	204,000	—	204,000	—
Cayman Islands	1,955,875	—	1,955,875	—
India	197,471	—	197,471	—
Indonesia	435,000	—	435,000	—
Luxembourg	514,375	—	514,375	—
Mexico	1,219,305	—	1,219,305	—
Netherlands	564,001	—	564,001	—
Peru	348,250	—	348,250	—
Russia	238,125	—	238,125	—
United States	1,080,125	—	1,080,125	—
U.S. Government & Agency Obligations	502,285	—	502,285	—
Convertible Bonds	140,500	—	140,500	—
Short-Term Investments	828,000	—	828,000	—
Total Investments in securities	$14,974,812	—	$14,974,812	—
Other Financial Instruments	$8,856	—	$8,856	—
Totals	$14,983,668	—	$14,983,668	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Emerging Markets Value Fund
Common Stocks
Bermuda	$1,163,668	$1,163,668	—	—
Brazil	99,340,365	99,340,365	—	—
Chile	49,829,350	49,829,350	—	—
China	65,538,635	65,538,635	—	—
Czech Republic	3,905,918	3,905,918	—	—
Hong Kong	76,546,514	76,454,937	—	$91,577
Hungary	1,956,402	1,956,402	—	—
India	135,681,053	124,473,932	$11,188,486	18,635
Indonesia	32,297,341	32,297,341	—	—

Israel	17,879,846	17,879,846	—	—
Korea	343,129	343,129	—	—
Malaysia	45,500,103	45,500,103	—	—
Mexico	76,120,951	76,120,951	—	—
Philippines	8,323,948	8,323,948	—	—
Poland	21,523,787	21,453,688	70,099	—
Russia	53,488,769	—	53,488,769	—
South Africa	96,216,387	96,216,387	—	—
South Korea	142,968,876	142,968,876	—	—
Taiwan	141,064,307	140,952,452	111,855	—
Thailand	24,103,958	24,103,958	—	—
Turkey	29,572,999	29,572,999	—	—

Preferred Stocks
Brazil	40,252,723	40,252,723	—	—
Malaysia	128,107	128,107	—	—

Rights
Hong Kong	3,534	—	3,534	—
Korea	46,975	—	46,975	—
Poland	5,497	—	5,497	—
Thailand	309	—	309	—

Warrants
Hong Kong	32,427	27,184	5,243	—
Thailand	13,221	13,221	—	—

Short-Term Investments	93,784,669	93,784,669	—	—
Total Investments in securities	$1,257,633,768	$1,192,602,789	$64,920,767	$110,212

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Equity-Income Fund
Common Stocks
Consumer Discretionary	$136,199,511	$133,304,067	$2,895,444	—
Consumer Staples	38,649,073	38,649,073	—	—
Energy	104,860,332	97,277,377	—	$7,582,955
Financials	181,659,752	181,659,752	—	—
Health Care	42,806,083	42,806,083	—	—
Industrials	119,263,140	119,263,140	—	—
Information Technology	51,520,117	51,520,117	—	—
Materials	61,732,418	61,732,418	—	—
Telecommunication Services	35,948,120	32,857,215	3,090,905	—
Utilities	68,430,655	68,430,655	—	—
Short-Term Investments	133,567,682	133,567,682	—	—

Total Investments in securities	$974,636,883	$961,067,579	$5,986,349	$7,582,955

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Fundamental Value Fund
Common Stocks
Consumer Discretionary	$99,521,574	$99,521,574	—	—
Consumer Staples	223,890,019	223,890,019	—	—
Energy	242,037,922	242,037,922	—	—
Financials	401,087,837	401,087,837	—	—
Health Care	148,834,383	148,834,383	—	—
Industrials	82,847,584	82,847,584	—	—
Information Technology	104,919,278	104,919,278	—	—
Materials	87,618,361	73,958,746	$13,659,615	—
Telecommunication Services	5,271,924	5,271,924	—	—

Corporate Bonds
Consumer Discretionary	9,214,198	—	9,214,198	—
Materials	5,718,860	—	5,718,860	—

Convertible Bonds
Materials	2,326,595	—	2,326,595	—

Short-Term Investments	58,061,271	—	58,061,271	—
Total Investments in securities	$1,471,349,806	$1,382,369,267	$88,980,539	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Global Agribusiness Fund

Common Stocks
Argentina	$9,768	$9,768	—	—
Australia	19,476	19,476	—	—
Brazil	7,767	7,767	—	—
Canada	446,453	446,453	—	—
China	5,152	5,152	—	—
Germany	18,237	18,237	—	—
Hong Kong	11,482	11,482	—	—
Indonesia	36,185	36,185	—	—
Ireland	18,470	—	$18,470	—
Italy	16,952	16,952	—	—
Japan	11,253	11,253	—	—
Malaysia	17,175	17,175	—	—
Netherlands	20,528	20,528	—	—
Norway	77,220	77,220	—	—
Singapore	320,929	320,929	—	—
Switzerland	176,320	176,320	—	—

United Kingdom	6,715	—	6,715	—
United States	853,066	853,066	—	—
Warrants	607	607	—	—
Total Investments in securities	$2,073,755	$2,048,570	$25,185	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Global Bond Fund
U.S. Government & Agency Obligations	$32,461,091	—	$32,461,091	—
Foreign Government Obligations	329,337,330	—	329,337,330	—
Corporate Bonds	250,338,415	—	250,338,415	—
Municipal Bonds	5,563,439	—	5,563,439	—
Collateralized Mortgage Obligations	88,853,463	—	86,449,788	$2,403,675
Asset Backed Securities	10,894,062	—	10,187,975	706,087
Preferred Stocks	99,510	$99,510	—	—
Term Loans	896,279	—	896,279	—
Short-Term Investments	73,141,893	—	73,141,893	—
Total Investments in securities	$791,585,482	$99,510	$788,376,210	$3,109,762
Other Financial Instruments	$11,833,803	$535,130	$11,298,673	—
Totals	$803,419,285	$634,640	799,674,883	$3,109,762

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Global Infrastructure Fund

Common Stocks
Bahamas	$10,170	$10,170	—	—
Bermuda	28,928	28,928	—	—
Brazil	44,734	44,734	—	—
Canada	288,819	288,819	—	—
China	16,413	16,413	—	—
France	85,256	85,256	—	—
Germany	202,864	202,864	—	—
Hong Kong	50,434	50,434	—	—
Italy	204,998	204,998	—	—
Japan	14,813	14,813	—	—

Korea	10,782	10,782	—	—
Malaysia	36,469	36,469	—	—
Netherlands	84,516	84,516	—	—
Portugal	18,848	18,848	—	—
Singapore	24,697	24,697	—	—
Spain	73,552	73,552	—	—
Thailand	91,090	91,090	—	—

United Kingdom	123,005	—	$123,005	—
United States	618,891	618,891	—	—

Rights
Spain	3,195	3,195	—	—

Total Investments in securities	$2,032,474	$1,909,469	$123,005	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Global Real Estate Fund
Common Stocks
Australia	$25,015,119	$25,015,119	—	—
Brazil	727,465	727,465	—	—
Canada	11,314,499	11,314,499	—	—
Finland	664,560	664,560	—	—
France	9,452,709	9,452,709	—	—
Germany	409,357	409,357	—	—
Guernsey, C.I.	366,093	—	$366,093	—
Hong Kong	44,941,744	44,941,744	—	—
Italy	1,290,190	1,290,190	—	—
Japan	30,794,487	30,794,487	—	—
Jersey, C.I.	1,583,025	—	1,583,025	—
Luxembourg	974,435	974,435	—	—
Netherlands	3,118,064	3,118,064	—	—
Norway	943,294	943,294	—	—
Philippines	571,861	571,861	—	—
Singapore	12,439,503	12,439,503	—	—
South Africa	1,909,224	790,607	1,118,617	—
Sweden	2,007,893	2,007,893	—	—
United Kingdom	15,544,270	331,911	15,212,359	—
United States	132,547,332	132,547,332	—	—

Short-Term Investments	32,216,156	29,054,156	3,162,000	—
Total Investments in securities	$328,831,280	$307,389,186	$21,442,094	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Global Timber Fund
Common Stocks

Australia	$64,270	$64,270	—	—
Brazil	84,923	84,923	—	—
Canada	689,283	689,283	—	—
China	45,980	45,980	—	—
Hong Kong	260,968	260,968	—	—
Sweden	82,905	82,905	—	—
United States	1,158,545	1,158,545	—	—

Preferred Stocks	200,477	200,477	—	—

Total Investments in securities	$2,587,351	$2,587,351	—	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Heritage Fund (formerly Vista Fund)
Common Stocks
Consumer Discretionary	$48,759,417	$48,759,417	—	—
Consumer Staples	10,273,672	10,273,672	—	—
Energy	12,078,569	12,078,569	—	—
Financials	19,588,402	19,588,402	—	—
Health Care	37,416,601	37,416,601	—	—
Industrials	43,397,299	43,397,299	—	—
Information Technology	64,485,563	64,485,563	—	—
Materials	12,147,645	12,147,645	—	—
Telecommunication Services	9,373,526	9,373,526	—	—
Utilities	1,040,040	1,040,040	—	—

Total Short-Term Investments	76,560,285	76,560,285	—	—

Total Investments in securities	$335,121,019	$335,121,019	—	—

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

High Income Fund
Corporate Bonds	$213,316,055	—	$209,607,388	$3,708,667
Convertible Bonds	88,309,827	—	70,999,938	17,309,889
Collateralized Mortgage Obligations	1,206,555	—	944,778	261,777
Asset Backed Securities	6,496,838	—	6,496,838	—

Common Stocks	72,974,385	$69,903,108	1,309,236	1,762,041
Preferred Stocks	35,531,447	20,143,508	15,387,939	—
Term Loans	69,489,798	—	65,960,882	3,528,916
Warrants	488,924	488,924	—	—
Short-Term Investments	26,016,000	—	26,016,000	—
Total Investments in securities	$513,829,829	$90,535,540	$396,722,999	$26,571,290
Other Financial Instruments	$31,642	—	31,642	—
Totals	$513,861,471	$90,535,540	$396,754,641	$26,571,290

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

High Yield Fund
Foreign Government Obligations	$34,329,919	—	$33,819,767	510,152
Corporate Bonds	871,466,774	—	866,258,469	5,208,305
Convertible Bonds	6,136,069	—	6,136,069	—
Common Stocks	16,879,279	$15,745,995	378,580	754,704
Preferred Stocks	25,574,159	14,874,570	10,682,763	16,826
Term Loans	49,102,745	—	47,784,685	1,318,060
Warrants	232,268	—	24,302	207,966
Short-Term Investments	22,575,981	3,971,270	18,604,711	—
Total Investments in Securities	$1,026,297,194	$34,591,835	$983,689,346	$8,016,013
Other Financial Instruments	$($188,605)	$(248,711)	$60,106	—
Totals	$1,026,108,589	$34,343,124	$983,749,452	$8,016,013

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Index 500 Fund
Common Stocks
Consumer Discretionary	$213,402,230	$213,402,230	—	—
Consumer Staples	227,854,915	227,854,915	—	—
Energy	215,857,823	215,857,823	—	—
Financials	327,392,198	327,392,198	—	—
Health Care	235,566,590	235,566,590	—	—
Industrials	211,644,770	211,644,770	—	—
Information Technology	381,331,480	381,331,480	—	—
Materials	69,563,412	69,563,412	—	—
Telecommunication Services	57,394,419	57,394,419	—	—
Utilities	71,497,648	71,497,648	—	—
Short-Term Investments	209,486,061	69,020,748	$140,465,313	—

Total Investments in securities	$2,220,991,546	$2,080,526,233	$140,465,313	—
Other Financial Instruments	$(3,628,485)	$(3,628,485)	—	—
Totals	$2,217,363,061	$2,076,897,748	$140,465,313	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

International Equity Index Fund

Common Stocks
Australia	$22,188,610	$22,188,610	—	—
Austria	1,085,757	1,085,757	—	—
Belgium	2,758,962	2,758,962	—	—
Bermuda	177,704	177,704	—	—
Brazil	7,243,842	7,243,842	—	—
Canada	32,038,375	32,038,375	—	—
Cayman Islands	180,770	180,770	—	—
Chile	1,389,277	1,389,277	—	—
China	11,220,018	11,220,018	—	—
Colombia	678,757	678,757	—	—
Czech Republic	341,827	341,827	—	—
Denmark	2,844,079	2,844,079	—	—
Egypt	453,652	453,652	—	—
Finland	3,152,583	3,152,583	—	—
France	25,787,815	25,787,815	—	—
Germany	20,752,099	20,752,099	—	—
Greece	859,850	859,850	—	—
Hong Kong	12,989,964	12,989,964	—	—
Hungary	456,817	456,817	—	—
India	7,880,911	7,540,480	$340,431	—
Indonesia	2,117,934	2,117,934	—	—
Ireland	1,366,969	692,771	674,198	—
Israel	2,668,860	2,668,860	—	—
Italy	7,932,020	7,932,020	—	—
Japan	63,638,753	63,638,753	—	—
Korea	103,653	103,653	—	—
Luxembourg	1,423,508	1,423,508	—	—
Macau	165,431	165,431	—	—
Malaysia	2,725,663	2,725,663	—	—
Mexico	4,595,078	4,523,924	71,154	—
Netherlands	7,485,078	7,485,078	—	—
New Zealand	267,164	267,164	—	—
Norway	1,912,298	1,912,298	—	—
Peru	476,932	476,932	—	—
Philippines	460,179	460,179	—	—
Poland	1,223,945	1,222,263	1,682	—
Portugal	678,178	678,178	—	—
Russia	5,952,414	5,071,243	881,171	—
Singapore	4,454,552	4,454,552	—	—

South Africa	6,445,925	6,445,925	—	—
South Korea	12,238,619	12,238,619	—	—
Spain	9,458,136	9,457,802	334	—
Sweden	7,398,097	7,398,097	—	—
Switzerland	21,744,867	21,744,867	—	—
Taiwan	6,602,109	6,602,109	—	—
Thailand	1,102,962	1,102,962	—	—
Turkey	1,472,738	1,472,738	—	—
Ukraine	21,184	21,184	—	—
United Kingdom	57,925,933	71,261	54,005,413	$3,849,259
United States	362,566	362,566	—	—

Preferred Stocks
Brazil	8,124,881	8,124,881	—	—
Germany	1,106,117	1,106,117	—	—
Malaysia	436	436	—	—
South Korea	367,469	367,469	—	—

Warrants
France	403	403	—	—
Hong Kong	832	832	—	—
Italy	1,173	1,173	—	—
Malaysia	872	872	—	—
Singapore	914	914	—	—

Rights
Brazil	253	—	253	—
Ireland	5,757	5,757	—	—
Korea	1,466	—	1,466	—
Spain	5,318	5,318	—	—
Switzerland	17,941	17,941	—	—
United Kingdom	61,508	61,508	—	—
Short Term Investments	41,741,643	41,741,643	—	—

Total Investments in securities	$440,340,397	$380,515,036	$55,976,102	$3,849,259
Other Financial Instruments	$(1,144,821)	$(598,218)	$(546,603)	—
Totals	$439,195,576	$379,916,818	$55,429,499	$3,849,259

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

International Opportunities Fund
Common Stocks
Belgium	$20,898,193	$20,898,193	—	—
Brazil	63,713,045	63,713,045	—	—
Canada	51,328,976	51,328,976	—	—
China	28,736,482	28,736,482	—	—
Denmark	19,733,235	19,733,235	—	—
France	71,427,363	71,427,363	—	—

Germany	105,733,704	105,733,704	—	—
Hong Kong	37,253,936	37,253,936	—	—
India	23,654,983	23,399,680	$255,303	—
Ireland	12,471,138	12,471,138	—	—
Israel	25,526,988	25,526,988	—	—
Japan	100,376,267	100,376,267	—	—
Luxembourg	8,832,265	8,832,265	—	—
Singapore	13,203,671	13,203,671	—	—
Spain	36,288,342	36,288,342	—	—
Switzerland	67,821,577	67,821,577	—	—
Taiwan	25,224,535	25,224,535	—	—
United Kingdom	99,914,023	—	99,846,294	$67,729

Preferred Stocks	4,071,069	4,071,069	—	—

Short-Term Investments	20,008,171	20,008,171	—	—
Total Investments in securities	$836,217,963	$736,048,637	$100,101,597	$67,729

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

International Small Cap Fund
Common Stocks
Australia	$17,825,929	$17,825,929	—	—
Bahamas	4,266,408	4,266,408	—	—
Belgium	4,118,863	4,118,863	—	—
Canada	27,833,012	27,833,012	—	—
China	10,635,423	10,635,423	—	—
Finland	7,655,518	7,655,518	—	—
Germany	2,750,275	2,750,275	—	—
Greece	2,161,569	2,161,569	—	—
Hong Kong	28,357,774	28,357,774	—	—
Japan	14,430,890	14,430,890	—	—
Liechtenstein	3,407,322	3,407,322	—	—
Netherlands	21,720,980	21,720,980	—	—
Norway	3,145,074	3,145,074	—	—
Singapore	482,534	482,534	—	—
South Korea	16,134,590	16,134,590	—	—
Spain	2,649,893	2,649,893	—	—
Sweden	3,015,093	3,015,093	—	—
Switzerland	7,090,142	7,090,142	—	—
Taiwan	17,528,425	17,528,425	—	—
Thailand	10,310,261	10,310,261	—	—
United Kingdom	27,558,864	—	$27,558,864	—
United States	5,216,673	5,216,673	—	—

Short-Term Investments	14,281,139	13,006,139	1,275,000	—
Total Investments in securities	$252,576,651	$223,742,787	$28,833,864	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

International Small Company Fund

Common Stocks
Australia	$9,983,580	$9,983,580	—	—
Austria	1,185,263	1,185,263	—	—
Belgium	1,404,364	1,404,364	—	—
Bermuda	509,599	134,022	$375,577	—
Canada	14,246,648	14,246,648	—	—
China	146,604	146,604	—	—
Cyprus	82,711	82,711	—	—
Denmark	1,264,760	1,264,760	—	—
Finland	2,999,060	2,999,060	—	—
France	5,015,541	5,015,541	—	—
Germany	6,013,205	6,013,205	—	—
Gibraltar	59,924	—	59,924	—
Greece	1,144,195	1,113,896	30,299	—
Hong Kong	3,630,995	3,630,995	—	—
Ireland	1,118,188	1,114,606	3,582	—
Italy	3,924,032	3,924,032	—	—
Japan	28,655,067	28,655,067	—	—
Liechtenstein	47,275	47,275	—	—
Luxembourg	189,443	108,864	80,579	—
Malaysia	36,114	36,114	—	—
Monaco	55,448	55,448	—	—
Netherlands	2,474,324	2,383,545	90,779	—
New Zealand	833,415	833,415	—	—
Norway	1,491,860	1,491,860	—	—
Peru	46,138	—	46,138	—
Portugal	502,089	502,089	—	—
Singapore	1,687,240	1,687,240	—	—
South Africa	100,844	100,844	—	—
Spain	2,349,806	2,349,806	—	—
Sweden	3,401,937	3,401,937	—	—
Switzerland	5,764,072	5,713,290	50,782	—
United Arab Emirates	111,851	111,851	—	—
United Kingdom	21,056,144	378,299	20,670,645	$7,200
United States	529,991	529,991	—	—

Preferred Stocks	37,096	37,096	—	—

Warrants
France	2,049	2,049	—	—
Hong Kong	515	515	—	—

Rights
Germany	21	—	21	—
Hong Kong	1,098	—	1,098	—
Italy	504	504	—	—

Sweden	14,187	—	14,187	—
Short Term Investments	7,920,071	7,920,071	—	—

Total Investments in securities	$130,037,268	$108,606,457	$21,423,611	$7,200

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

International Value Fund

Common Stocks
Australia	$8,338,740	$8,338,740	—	—
Austria	11,154,162	11,154,162	—	—
Bermuda	6,985,692	6,985,692	—	—
Brazil	5,956,394	5,956,394	—	—
Canada	22,559,808	22,559,808	—	—
China	15,384,956	15,384,956	—	—
France	122,966,399	122,966,399	—	—
Germany	110,890,697	110,890,697	—	—
Hong Kong	17,076,423	17,076,423	—	—
Israel	5,516,306	5,516,306	—	—
Italy	19,702,788	19,702,788	—	—
Japan	95,661,431	95,661,431	—	—
Netherlands	63,727,297	63,727,297	—	—
Norway	58,392,068	58,392,068	—	—
Russia	8,898,150	8,898,150	—	—
Singapore	39,505,426	39,505,426	—	—
South Korea	49,891,794	18,579,026	$31,312,768	—
Spain	29,772,183	29,772,183	—	—
Sweden	22,582,346	22,582,346	—	—
Switzerland	81,528,705	81,528,705	—	—
Taiwan	48,559,259	29,208,122	19,351,137	—
United Kingdom	244,587,526	—	225,627,219	$18,960,307
United States	20,703,046	20,703,046	—	—
Short Term Investments	201,240,483	155,103,483	46,137,000	—

Total Investments in securities	$1,311,582,079	$970,193,648	$322,428,124	$18,960,307

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Investment Quality Bond Fund
U.S. Government & Agency Obligations	$63,784,727	—	$63,784,727	—
Foreign Government Obligations	3,022,510	—	3,022,510	—
Corporate Bonds	107,970,545	$106,743	107,863,802	—
Convertible Bonds	34,952	—	34,952	—
Municipal Bonds	5,806,335	—	5,806,335	—
Collateralized Mortgage Obligations	14,300,936	—	14,300,936	—
Asset Backed Securities	1,158,738	—	1,158,738	—
Preferred Stocks	19,852	—	19,852	—
Short-Term Investments	12,400,000	—	12,400,000	—
Total Investments in Securities	$208,498,595	$106,743	$208,391,852	—
Other Financial Instruments	$213,094	$80,112	$132,982	—
Totals	$208,711,689	$186,855	$208,524,834	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Large Cap Fund
Common Stocks
Consumer Discretionary	$37,848,134	$37,848,134	—	—
Consumer Staples	17,066,480	17,066,480	—	—
Energy	28,047,730	28,047,730	—	—
Financials	36,212,249	36,212,249	—	—
Health Care	35,600,503	35,600,503	—	—
Industrials	29,778,469	29,778,469	—	—
Information Technology	48,295,398	48,295,398	—	—
Materials	8,242,160	8,242,160	—	—
Telecommunication Services	5,258,518	5,258,518	—	—
Utilities	12,470,904	12,470,904	—	—
Investment Companies	3,283,200	3,283,200	—	—

Short-Term Investments	26,010,095	22,866,095	$3,144,000	—
Total Investments in securities	$288,113,840	$284,969,840	$3,144,000	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Large Cap Value Fund
Common Stocks
Consumer Discretionary	$41,674,120	$41,674,120	—	—
Consumer Staples	19,153,490	19,153,490	—	—
Energy	85,315,710	85,315,710	—	—
Financials	79,921,780	79,921,780	—	—
Health Care	88,429,440	88,429,440	—	—
Industrials	86,940,620	86,940,620	—	—
Information Technology	38,486,110	38,486,110	—	—
Materials	79,357,920	79,357,920	—	—
Telecommunication Services	10,463,480	10,463,480	—	—
Utilities	42,529,430	42,529,430	—	—

Short-Term Investments	40,031,304	39,254,304	$777,000	—
Total Investments in securities	$612,303,404	$611,526,404	$777,000	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Mid Cap Growth Index Fund
Common Stocks
Consumer Discretionary	$12,462,250	$12,462,250	—	—
Consumer Staples	1,632,845	1,632,845	—	—
Energy	5,663,900	5,663,900	—	—
Financials	3,278,660	3,278,660	—	—
Health Care	9,751,389	9,751,389	—	—
Industrials	8,753,329	8,753,329	—	—
Information Technology	11,658,906	11,658,906	—	—
Materials	3,320,432	3,320,432	—	—
Telecommunication Services	762,098	762,098	—	—
Utilities	628,601	628,601	—	—
Short-Term Investments	1,234,992	1,139,998	$94,994	—

Total Investments in securities	$59,147,402	$59,052,408	$94,994	—
Other Financial Instruments	$(106,670)	—	$(106,670)	—
Totals	$59,040,732	$59,052,408	$(11,676)	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Mid Cap Index Fund
Common Stocks
Consumer Discretionary	$67,289,897	$67,289,897	—	—
Consumer Staples	16,693,911	16,693,911	—	—
Energy	25,957,391	25,957,391	—	—
Financials	93,830,467	93,830,467	—	—
Health Care	55,671,195	55,671,195	—	—
Industrials	65,769,722	65,769,722	—	—
Information Technology	67,757,635	67,757,635	—	—
Materials	30,453,113	30,453,113	—	—
Telecommunication Services	3,679,991	3,679,991	—	—
Utilities	25,956,462	25,956,462	—	—

Short-Term Investments	103,332,931	98,322,931	$5,010,000	—
Total Investments in securities	$556,392,715	$551,382,715	$5,010,000	—
Other Financial Instruments	$(379,820)	—	$(379,820)	—
Totals	$556,012,895	$551,382,715	$4,630,180	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Mid Cap Stock Fund
Common Stocks
Consumer Discretionary	$194,890,412	$194,890,412	—	—
Consumer Staples	13,298,159	13,298,159	—	—
Energy	26,877,783	26,877,783	—	—
Financials	36,089,036	36,089,036	—	—
Health Care	110,198,026	110,198,026	—	—
Industrials	156,120,765	156,120,765	—	—
Information Technology	253,420,124	253,420,124	—	—
Materials	17,191,995	17,191,995	—	—
Short-Term Investments	204,316,378	186,616,378	$17,700,000	—

Total Investments in securities	$1,012,402,678	$994,702,678	$17,700,700	—
Other Financial Instruments	$(78,040)	$(78,040)	—	—
Totals	$1,012,324,638	$994,624,638	$17,700,000	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Mid Cap Value Equity Fund
Common Stocks
Consumer Discretionary	$17,602,582	$17,602,582	—	—
Consumer Staples	4,901,068	4,901,068	—	—
Energy	18,160,705	18,160,705	—	—
Financials	29,562,451	29,562,451	—	—
Health Care	15,096,815	15,096,815	—	—
Industrials	36,837,954	36,837,954	—	—
Information Technology	18,764,581	18,764,581	—	—
Materials	13,339,286	13,339,286	—	—
Telecommunication Services	6,769,508	6,769,508	—	—
Utilities	9,642,764	9,642,764	—	—
Convertible Bonds
Consumer Discretionary	656,135	—	$656,135	—
Telecommunication Services	334,088	—	334,088	—
Corporate Bonds
Financials	4,178,166	—	—	$4,178,166
Short-Term Investments	37,016,840	33,575,840	3,441,000	—
Total Investments in securities	$212,862,943	$204,253,554	$4,431,223	$4,178,166

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Mid Cap Value Index Fund
Common Stocks
Consumer Discretionary	$6,656,359	$6,656,359	—	—
Consumer Staples	3,307,127	3,307,127	—	—
Energy	3,057,799	3,057,799	—	—
Financials	17,686,550	17,686,550	—	—
Health Care	2,699,367	2,699,367	—	—
Industrials	5,363,561	5,363,561	—	—
Information Technology	6,382,078	6,382,078	—	—
Materials	4,435,876	4,435,876	—	—
Telecommunication Services	800,040	800,040	—	—
Utilities	7,125,704	7,125,704	—	—

Short-Term Investments	1,125,869	—	$1,125,869	—
Total Investments in securities	$58,640,330	$57,514,461	$1,125,869	—
Other Financial Instruments	$(58,720)	$(58,720)	—	—
Totals	$58,581,610	$57,455,741	$1,125,869	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Mid Cap Growth Index Fund
Common Stocks
Consumer Discretionary	$12,462,250	$12,462,250	—	—
Consumer Staples	1,632,845	1,632,845	—	—
Energy	5,663,900	5,663,900	—	—
Financials	3,278,660	3,278,660	—	—
Health Care	9,751,389	9,751,389	—	—
Industrials	8,753,329	8,753,329	—	—
Information Technology	11,658,906	11,658,906	—	—
Materials	3,320,432	3,320,432	—	—
Telecommunication Services	762,098	762,098	—	—
Utilities	628,601	628,601	—	—
Short-Term Investments	1,234,992	—	$1,234,992	—
Total Investments in securities	$59,147,402	$57,912,410	$1,234,992	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Mid Value Fund
Common Stocks
Consumer Discretionary	$60,460,718	$60,460,718	—	—
Consumer Staples	30,708,909	30,708,909	—	—
Energy	28,616,270	28,616,270	—	—
Financials	67,706,781	67,706,781	—	—
Health Care	23,031,708	23,031,708	—	—
Industrials	28,219,914	28,219,914	—	—
Information Technology	26,810,036	26,810,036	—	—
Materials	22,791,315	22,791,315	—	—
Telecommunication Services	4,923,559	4,923,559	—	—
Utilities	30,333,770	30,333,770	—	—

Preferred Stocks	588,155	—	$588,155	—
Convertible Bonds

Financials	666,033	—	666,033	—
Industrials	1,757,581	—	1,757,581	—
Materials	977,916	—	977,916	—

Short-Term Investments	96,495,952	96,495,952	—	—
Total Investments in securities	$424,088,617	$420,098,932	$3,989,685	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Optimized Value Fund
Common Stocks
Consumer Discretionary	$49,070,700	$49,070,700	—	—
Consumer Staples	11,849,304	11,849,304	—	—
Energy	44,044,138	44,044,138	—	—
Financials	87,628,916	87,628,916	—	—
Health Care	28,573,083	28,573,083	—	—
Industrials	23,870,598	23,870,598	—	—
Information Technology	37,518,254	37,518,254	—	—
Materials	5,548,540	5,548,540	—	—
Telecommunication Services	15,333,820	15,333,820	—	—
Utilities	9,503,652	9,503,652	—	—
Short-Term Investments	2,518,000	—	$2,518,000

Total Investments in securities	$315,459,005	$312,941,005	$2,518,000	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Real Estate Equity Fund
Common Stocks
Consumer Discretionary	$11,604,720	$11,604,720	—	—
Financials	224,497,295	224,497,295	—	—

Convertible Bonds	3,230,175	—	$3,230,175	—

Short-Term Investments	86,829,526	86,829,526	—	—
Total Investments in securities	$326,161,716	$322,931,541	$3,230,175	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Real Estate Securities Fund
Common Stocks
Financials	$332,682,191	$332,682,191	—	—
Short-Term Investments	89,474,252	86,201,252	$3,273,000	—
Total Investments in securities	$422,156,443	$418,883,443	$3,273,000	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Real Return Bond Fund
U.S. Government & Agency Obligations	$1,316,968,037	—	$1,316,968,037	—
Foreign Government Obligations	42,337,801	—	42,337,801	—
Corporate Bonds	202,556,047	—	202,556,047	—
Municipal Bonds	1,963,974	—	1,963,974	—
Collateralized Mortgage Obligations	74,976,365	—	69,140,636	$5,835,729
Asset Backed Securities	24,240,181	—	20,281,152	3,959,029
Preferred Stocks	470,000	$470,000	—	—
Short-Term Investments	41,076,733	—	41,076,733	—
Total Investments in securities	$ 1,704,589,138	$470,000	$1,694,324,380	$9,794,758
Other Financial Instruments	$4,120,527	$9,113	4,111,414	—
Totals	$ 1,708,709,665	$479,113	$1,698,435,794	$9,794,758

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Short Term Government Income Fund
U.S. Government & Agency Obligations	$131,148,823	—	$131,148,823	—
Collateralized Mortgage Obligations	15,879,139	—	15,879,139	—
Short-Term Investments	10,200,000	—	10,200,000	—
Total Investments in securities	$157,227,962	—	$157,227,962	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Small Cap Growth Fund
Common Stocks
Consumer Discretionary	$28,174,436	$28,174,436	—	—
Consumer Staples	3,338,835	3,338,835	—	—

Energy	2,430,130	2,430,130	—	—
Financials	2,050,023	2,050,023	—	—
Health Care	28,259,774	28,259,774	—	—
Industrials	23,332,896	23,332,896	—	—
Information Technology	32,948,062	32,948,062	—	—
Materials	2,143,598	2,143,598	—	—

Investment Companies	1,770,472	1,770,472	—	—

Short-Term Investments	4,000,000	—	$4,000,000	—
Total Investments in securities	$128,448,226	$124,448,226	$4,000,000	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Small Cap Index Fund
Common Stocks
Consumer Discretionary	$18,571,916	$18,571,916	—	—
Consumer Staples	3,804,483	3,804,483	—	—
Energy	5,809,353	5,809,353	—	—
Financials	25,661,372	25,661,372	—	—
Health Care	16,729,325	16,729,237	—	$88
Industrials	19,293,620	19,259,561	$34,059	—
Information Technology	21,439,313	21,439,313	—	—
Materials	5,678,457	5,678,457	—	—
Telecommunication Services	1,065,667	1,065,667	—	—
Utilities	3,649,297	3,649,297	—	—
Rights
Energy	255	—	255	—
Financials	235	235	—	—
Short-Term Investments	23,729,236	21,981,109	1,748,127	—

Total Investments in securities	$145,432,529	$143,650,000	$1,782,441	$88
Other Financial Instruments	$(36,470)	(36,470)	—	—
Totals	$145,396,059	143,613,530	$1,782,441	$88

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Small Cap Opportunities Fund
Common Stocks
Consumer Discretionary	$20,250,397	$20,250,397	—	—
Consumer Staples	3,402,059	3,402,059	—	—
Energy	7,995,100	7,995,100	—	—
Financials	23,412,813	23,412,813	—	—
Health Care	11,027,888	11,027,888	—	—
Industrials	20,244,160	20,244,160	—	—
Information Technology	17,251,527	17,251,527	—	—
Materials	6,523,461	6,523,461	—	—
Telecommunication Services	1,490,164	1,490,164	—	—
Utilities	1,294,384	1,294,384	—	—

Short-Term Investments	17,761,573	17,008,573	$753,000	—
Total Investments in securities	$130,653,526	$129,900,526	$753,000	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Small Cap Value Fund
Common Stocks
Consumer Discretionary	$16,955,947	$16,955,947	—	—
Consumer Staples	4,662,662	4,662,662	—	—
Energy	4,516,970	4,516,970	—	—
Financials	22,075,764	22,075,764	—	—
Health Care	6,452,553	6,452,553	—	—
Industrials	19,132,767	19,132,767	—	—
Information Technology	8,087,190	8,087,190	—	—
Materials	4,245,810	4,245,810	—	—
Utilities	4,991,315	4,991,315	—	—

Short-Term Investments	13,035,588	12,235,588	$800,000	—
Total Investments in securities	$104,156,566	$103,356,566	$800,000	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Small Company Growth Fund
Common Stocks
Consumer Discretionary	$25,323,781	$25,323,781	—	—
Consumer Staples	3,441,818	3,441,818	—	—
Energy	7,848,673	7,848,673	—	—
Financials	11,354,784	11,354,784	—	—
Health Care	28,211,913	28,211,913	—	—
Industrials	18,766,562	18,766,562	—	—
Information Technology	40,213,454	40,213,454	—	—
Materials	3,987,618	3,987,618	—	—
Telecommunication Services	1,465,310	1,465,310	—	—
Utilities	1,332,825	1,332,825	—	—

Short-Term Investments	36,653,546	36,653,546	—	—
Total Investments in securities	$178,600,284	$178,600,284	—	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Small Company Value Fund
Common Stocks

Consumer Discretionary	$47,052,816	$47,052,816	—	—
Consumer Staples	4,481,245	4,481,245	—	—
Energy	27,698,957	27,698,957	—	—
Financials	86,454,615	86,454,615	—	—
Health Care	23,961,268	23,961,268	—	—
Industrials	99,494,344	99,494,344	—	—
Information Technology	38,377,331	38,377,331	—	—
Materials	38,979,118	38,979,118	—	—
Telecommunication Services	2,067,618	2,067,618	—	—
Utilities	14,591,140	14,591,140	—	—

Preferred Stocks
Energy	2,646,272	2,646,272	—	—
Financials	4,986,382	—	$4,986,382	—

Investment Companies	2,482,580	2,482,580	—	—

Short Term Investments	103,042,836	103,042,836	—	—

Total Investments in securities	$496,316,522	$491,330,140	$4,986,382	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Smaller Company Growth Fund
Common Stocks
Consumer Discretionary	$32,821,261	$32,821,261	—	—
Consumer Staples	2,493,152	2,493,152	—	—
Energy	13,329,388	13,329,388	—	—
Financials	11,670,695	11,670,695	—	—
Health Care	29,518,774	29,518,774	—	—
Industrials	34,979,389	34,979,389	—	—
Information Technology	38,066,398	38,066,398	—	—
Materials	6,600,385	6,600,385	—	—
Telecommunication Services	5,674,365	5,674,365	—	—
Utilities	514,609	514,609	—	—

Investment Companies	597,534	597,534	—	—

Rights	117	117	—	—

Short-Term Investments	32,713,190	30,324,190	$2,389,000	—
Total Investments in securities	$208,979,257	$206,590,257	$2,389,000	—
Other Financial Instruments	$(10,257)	$(10,257)	—	—
Totals	$208,969,000	$206,580,000	$2,389,000	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs
Spectrum Income Fund
Common Stocks	$113,678,862	$112,943,659	$735,203	—
Preferred Stocks	4,455,664	2,600,627	1,855,037	—
U.S. Government & Agency Obligations	195,935,247	—	195,935,247	—
Foreign Government Obligations	106,147,854	—	105,759,014	$388,840
Corporate Bonds	362,880,839	—	361,479,359	1,401,480
Municipal Bonds	2,611,205	—	2,611,205	—
Collateralized Mortgage Obligations	23,061,098	—	22,924,311	136,787
Asset Backed Securities	17,350,134	—	17,350,134	—
Convertible Bonds	3,831,121	—	3,607,541	223,580
Supranational Obligations	3,140,687	—	3,140,687	—
Term Loans	17,022,614	—	17,022,614	—
Short-Term Investments	42,659,752	40,170,752	2,489,000	—

Total Investments in securities	$892,775,077	$155,715,038	$734,909,352	$2,150,687
Other Financial Instruments	$550,845	$10,900	$539,945	—
Totals	$893,325,922	$155,725,938	$735,449,297	$2,150,687

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Strategic Bond Fund
U.S. Government & Agency Obligations	$83,771,162	—	$83,771,162	—
Foreign Government Obligations	8,555,486	—	8,555,486	—
Corporate Bonds	108,304,273	—	108,220,519	$83,754
Collateralized Mortgage Obligations	27,778,611	—	27,778,611	—
Asset Backed Securities	19,509,661	—	17,563,298	1,946,363
Municipal Bonds	837,548	—	837,548	—
Supranational Obligations	990,799	—	990,799	—
Common Stocks	786,404	$719,683	52,762	13,959
Preferred Stocks	1,339,985	397,932	942,053	—
Term Loans	4,817,851	—	4,817,851	—
Warrants	20,633	—	14,879	5,754
Options Purchased	88,238	88,238	—	—
Short-Term Investments	34,500,000	—	34,500,000	—
Total Investments in securities	$291,300,651	$1,205,853	$288,044,968	$2,049,830
Other Financial Instruments	$(204,167)	$(195,341)	$(8,826)	—
Totals	$291,096,484	$1,010,512	$288,036,142	$2,049,830

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Total Bond Market Fund
U.S. Government & Agency Obligations	$359,311,041	—	$359,311,041	—
Foreign Government Obligations	10,222,561	—	10,222,561	—
Corporate Bonds	120,667,314	—	120,667,314	—
Municipal Bonds	2,259,756	—	2,259,756	—
Collateralized Mortgage Obligations	23,590,193	—	23,590,193	—
Asset Backed Securities	1,453,859	—	1,453,859	—
Supranational Obligations	4,035,494	—	4,035,494	—
Short-Term Investments	3,112,444	$3,112,444	—	—
Total Investments in securities	$524,652,662	$3,112,444	$521,540,218	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Total Return Fund
U.S. Government & Agency Obligations	$653,108,305	—	$653,108,305	—
Foreign Government Obligations	19,901,791	—	19,901,791	—
Corporate Bonds	570,156,303	—	570,156,303	—
Convertible Bonds	10,580,000	—	10,580,000	—
Municipal Bonds	60,781,112	—	60,781,112	—
Collateralized Mortgage Obligations	110,066,690	—	110,066,690	—
Asset Backed Securities	39,379,103	—	39,379,103	—
Preferred Stocks	18,987,484	$10,397,784	8,589,700	—
Term Loans	7,727,697	—	7,727,697	—
Short-Term Investments	937,601,372	—	937,601,372	—
Total Investments in securities	$2,428,289,857	$10,397,784	$2,417,892,073	—
Other Financial Instruments	$21,610,460	$2,272,737	19,337,723	—
Totals	$2,449,900,317	$12,670,521	2,437,229,796	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

U.S. High Yield Bond Fund
Corporate Bonds	$605,532,789	—	$605,532,789	—
Common Stocks	5,128,266	$5,023,266	—	$105,000
Preferred Stocks	155,120	—	—	155,120
Term Loans	146,736,598	—	146,736,598	—
Asset Backed Securities	1,156,600	—	1,156,600	—
Short-Term Investments	8,970,350	8,970,350	—	—
Total Investments in securities	$767,679,723	$13,993,616	$753,425,987	$260,120

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

U.S. Multi Sector Fund
Common Stocks
Consumer Discretionary	$43,211,535	$43,211,535	—	—
Consumer Staples	187,391,701	187,391,701	—	—
Energy	81,009,588	81,009,588	—	—

Financials	32,477,564	32,477,564	—	—
Health Care	225,992,371	225,992,371	—	—
Industrials	45,597,630	45,597,630	—	—
Information Technology	281,839,104	281,839,104	—	—
Materials	11,543,476	11,543,476	—	—
Telecommunication Services	12,587,804	12,587,804	—	—
Utilities	405,665	405,665	—	—

Short-Term Investments	46,999,860	21,012,600	$25,987,260	—
Total Investments in securities	$969,056,298	$943,069,038	$25,987,260	—
Other Financial Instruments	$(1,052,476)	$(1,052,476)	—	—
Totals	$968,003,822	$942,016,562	$25,987,260	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Value Fund
Common Stocks
Consumer Discretionary	$11,130,280	$11,130,280	—	—
Consumer Staples	9,332,972	9,332,972	—	—
Energy	9,841,545	9,841,545	—	—
Financials	28,807,935	28,807,935	—	—
Health Care	12,382,925	12,382,925	—	—
Industrials	21,040,196	21,040,196	—	—
Information Technology	14,829,560	14,829,560	—	—
Materials	12,776,919	12,776,919	—	—
Utilities	8,142,858	8,142,858	—	—

Short-Term Investments	4,800,000	—	$4,800,000	—
Total Investments in securities	$133,085,190	$128,285,190	$4,800,000	—

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs

Value & Restructuring Fund
Common Stocks

Consumer Discretionary	$30,089,891	$30,089,891	—	—
Consumer Staples	35,089,758	35,089,758	—	—
Energy	122,512,693	122,512,693	—	—
Financials	93,446,960	93,446,960	—	—
Health Care	33,679,394	33,679,394	—	—

Industrials	94,481,115	94,481,115	—	—
Information Technology	50,591,454	50,591,454	—	—
Materials	74,922,176	74,922,176	$—	—
Telecommunication Services	24,796,513	24,796,513	—	—

Preferred Stocks	2,980,411	857,160	2,123,251	—

Convertible Bonds	6,135,635	—	6,135,635	—
Short Term Investments	71,758,330	64,924,330	6,834,000

Total Investments in securities	$640,484,330	$625,391,444	$15,092,886	—
Other Financial Instruments	$(15,293)	—	$(15,293)	—
Totals	$640,469,037	$625,391,444	$15,077,593	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Active Bond Fund

		Collateralized
	Asset Backed	Mortgage	Corporate
	Securities	Obligations	Bonds	Totals

Balance as of 8/31/09	$3,656,933	$5,165,113	$503,600	$9,325,646

Accrued discounts/premiums	(3)	19,204	-	19,201

Realized gain (loss)	1,291,282	(1,684,742)	-	(393,460)

Change in unrealized appreciation
(depreciation)	(294,397)	3,159,536	9,886	2,875,025

Net purchases (sales)	(2,718,452)	(1,099,318)	-	(3,817,770)

Net transfers in and/out of Level 3	(1,739,389)	(1,320,178)	(419,986)	(3,479,553)

Balance as of 5/31/10	$195,974	$4,239,615	$93,500	$4,529,089

Alpha Opportunities Fund

Common Stocks	Energy	Industrials	Totals

Balance as of 8/31/09	-	-	-

Accrued discounts/premiums	-	-	-

Realized gain (loss)	$2,054	-	$2,054

Change in unrealized appreciation
(depreciation)	(245,947)	($616)	(246,563)

Net purchases (sales)	15,686	11,205	26,891

Net transfers in and/out of Level 3	2,149,941	-	2,149,941

Balance as of 5/31/10	1,921,734	$10,589	$1,932,323

Core Bond Fund

	Collateralized
	Mortgage
	Obligations

Balance as of 8/31/09	$556,323

Accrued discounts/premiums	-

Realized gain (loss)	-

Change in unrealized appreciation
(depreciation)	93,114

Net purchases (sales)	4,882,544

Net transfers in and/out of Level 3	(556,323)

Balance as of 5/31/10	$4,975,658

Emerging Markets Value Fund

Common Stocks	Hong Kong	India	Totals

Balance as of 8/31/09	-	$16,560	$16,560

Accrued discounts/premiums	-	-	-

Realized gain (loss)	-	-	-

Change in unrealized appreciation
(depreciation)	$91,577	(1,019)	90,558

Net purchases (sales)	-	-	-

Net transfers in and/out of Level 3	-	3,094	3,094

Balance as of 5/31/10	$91,577	$18,635	$110,212

Equity-Income Fund

Common Stocks	Energy

Balance as of 8/31/09	-

Accrued discounts/premiums	-

Realized gain (loss)	-

Change in unrealized appreciation
(depreciation)	($2,265,369)

Net purchases (sales)	690,636

Net transfers in and/out of Level 3	9,157,688

Balance as of 5/31/10	$7,582,955

Global Bond Fund

		Collateralized
	Asset Backed	Mortgage	Corporate
	Securities	Obligations	Bonds	Totals

Balance as of 8/31/09	$1,306,968	$1,638,566	$2,115,895	$5,061,429

Accrued discounts/premiums	824	-	-	824

Realized gain (loss)	-	(12,355)	-	(12,355)

Change in unrealized appreciation
(depreciation)	(59,103)	(185,021)	-	(244,124)

Net purchases (sales)	764,366	2,601,051	-	3,365,417

Net transfers in and/out of Level 3	(1,306,968)	(1,638,566)	(2,115,895)	(5,061,429)

Balance as of 5/31/10	$706,087	$2,403,675	-	$3,109,762

High Income Fund

	Collateralized							Other
	Mortgage		Convertible	Corporate	Purchased	Term		Financial
	Obligations	Common Stocks	Bonds	Bonds	Options	Loans	Totals	Instruments

Balance as of 8/31/09	$4,209,112	-	$12,236,569	$18,525,609	$935,508	$9,704	$35,916,502	($935,508)

Accrued discounts/premiums	337	-	397,201	497,119		8,648	903,305

Realized gain (loss)	2,025,031	-	-	2,442,694	(2,043,300)	325	2,424,750	3,523,100

Change in unrealized appreciation
(depreciation)	(534,780)	($1,003,891)	4,676,119	(687,555)	1,107,792	1,751,529	5,309,214	(2,587,592)

Net purchases (sales)	(2,778,954)	2,765,932	-	(17,069,200)	-	1,758,710	(15,323,512)	-

Net transfers in and/out of Level 3	(2,658,969)	-	-	-	-	-	(2,658,969)	-

Balance as of 5/31/10	$261,777	$1,762,041	$17,309,889	$3,708,667	-	$3,528,916	$26,571,290	-

High Yield Fund

			Foreign
	Common	Corporate	Government	Preferred	Term
	Stocks	Bonds	Obligations	Stocks	Loans	Warrants	Totals

Balance as of 8/31/09	-	$854,252	$335,982	$5,865,771	$1,148,618	$1,361	$8,205,984

Accrued discounts/premiums	-	30,771	-	-	-	-	30,771

Realized gain (loss)	($22)	(1,465,936)	-	(95,532)	-	-	(1,561,490)

Change in unrealized appreciation
(depreciation)	(55,499)	(1,579,099)	147,257	2,093,527	169,442	53,255	828,883

Net purchases (sales)	810,225	8,140,417	1	(7,846,940)		153,350	1,257,053

Net transfers in and/out of Level 3	-	(772,100)	26,912	-	-	-	(745,188)

Balance as of 5/31/10	$754,704	$5,208,305	$510,152	$16,826	$1,318,060	$207,966	$8,016,013

International Equity Index Fund

	United
Common Stocks	Kingdom

Balance as of 8/31/09	-

Accrued discounts/premiums	-

Realized gain (loss)	-

Change in unrealized appreciation
(depreciation)	($1,203,197)

Net purchases (sales)	1,302,261

Net transfers in and/out of Level 3	3,750,195

Balance as of 5/31/10	$3,849,259

International Opportunities Fund

	United
Common Stocks	Kingdom

Balance as of 8/31/09	-

Accrued discounts/premiums	-

Realized gain (loss) -
Change in unrealized appreciation
(depreciation)	($3,940)

Net purchases (sales)	71,669

Net transfers in and/out of Level 3	-

Balance as of 5/31/10	$67,729

International Small Company
Fund

		United
Common Stocks	Australia	Kingdom	Totals

Balance as of 8/31/09	$1,940	-	$1,940

Accrued discounts/premiums	-	-	-

Realized gain (loss)	-	-	-

Change in unrealized appreciation
(depreciation)	(210)	($4,446)	(4,656)

Net purchases (sales)	(1,730)	11,646	9,916

Net transfers in and/out of Level 3	-	-	-

Balance as of 5/31/10	-	$7,200	$7,200

International Value Fund

United
Common Stocks	Kingdom

Balance as of 8/31/09	-

Accrued discounts/premiums	-

Realized gain (loss)	($404,352)

Change in unrealized appreciation
(depreciation)	(5,078,514)

Net purchases (sales)	1,323,498

Net transfers in and/out of Level 3	23,119,675

Balance as of 5/31/10	$18,960,307

Mid Cap Value Equity Index
Fund

Common Stocks	Financials

Balance as of 8/31/09	-

Accrued discounts/premiums	-

Realized gain (loss)	-

Change in unrealized appreciation
(depreciation)	($835,834)

Net purchases (sales)	5,014,000

Net transfers in and/out of Level 3	-

Balance as of 5/31/10	$4,178,166

Real Return Bond Fund

		Collateralized
	Asset Backed	Mortgage
	Securities	Obligations	Totals

Balance as of 8/31/09	-	$4,650,000	$4,650,000

Accrued discounts/premiums	$9,564	-	9,564

Realized gain (loss)	8,232	(12,355)	(4,123)

Change in unrealized appreciation
(depreciation)	(113,337)	(124,897)	(238,234)

Net purchases (sales)	4,054,570	5,972,981	10,027,551

Net transfers in and/out of Level 3	-	(4,650,000)	(4,650,000)

Balance as of 5/31/10	$3,959,029	$5,835,729	$9,794,758

Small Cap Index Fund

Common Stocks	Health Care

Balance as of 8/31/09	$172

Accrued discounts/premiums	-

Realized gain (loss)	-

Change in unrealized appreciation
(depreciation)	(84)

Net purchases (sales)	-

Net transfers in and/out of Level 3	-

Balance as of 5/31/10	$88

Spectrum Income Fund

	Collateralized			Foreign
	Mortgage	Convertible	Corporate	Government	Preferred
	Obligations	Bonds	Bonds	Obligations	Stocks	Totals

Balance as of 8/31/09	-	$318,938	$1,028,757	$180,600	$77,000	$1,605,295

Accrued discounts/premiums	-	14,734	38	5,360	-	20,132

Realized gain (loss)	-	74,474	(202,466)	-	-	(127,992)

Change in unrealized appreciation
(depreciation)	($600)	43,002	43,904	9,522	-	95,828

Net purchases (sales)	137,387	(227,568)	(1,042,335)	193,358	-	(939,158)

Net transfers in and/out of Level 3	-	-	1,573,582		(77,000)	1,496,582

Balance as of 5/31/10	$136,787	$223,580	$1,401,480	$388,840	-	$2,150,687

Strategic Bond Fund

	Asset Backed	Corporate	Common	Preferred
	Securities	Bonds	Stocks	Stocks	Warrants	Totals

Balance as of 8/31/09	-	$14,625	-	$369,380	-	$384,005

Accrued discounts/premiums	$1,201	388	-	-	-	1,589

Realized gain (loss)	-	-	($15)	-	-	(15)

Change in unrealized appreciation
(depreciation)	1,537	12,675	(1,026)	88,359	($6,952)	94,593

Net purchases (sales)	1,943,625	70,691	15,000	(457,739)	12,706	1,584,283

Net transfers in and/out of Level 3	-	(14,625)	-	-	-	(14,625)

Balance as of 5/31/10	$1,946,363	$83,754	$13,959	-	$5,754	$2,049,830

Total Return Fund

	Asset Backed
	Securities

Balance as of 8/31/09	$824,791

Accrued discounts/premiums	-

Realized gain (loss)	-

Change in unrealized appreciation
(depreciation)	-

Net purchases (sales)	-

Net transfers in and/out of Level 3	(824,791)

Balance as of 5/31/10	-

U.S. High Yield Bond Fund

	Common	Corporate	Preferred
	Stocks	Bonds	Stocks	Warrants	Totals

Balance as of 8/31/09	$125,003	$35,000	$127,000	-	$287,003

Accrued discounts/premiums	-	8,293	-	-	8,293

Realized gain (loss)	-	147	-	-	147

Change in unrealized appreciation
(depreciation)	(20,003)	-	(55,880)	($680,016)	(755,899)

Net purchases (sales)	-	(680,015)	84,000	680,016	84,001

Net transfers in and/out of Level 3	-	636,575	-	-	636,575

Balance as of 5/31/10	$105,000	-	$155,120	-	$260,120

Value & Restructuring Fund

Common Stocks	Financials

Balance as of 8/31/09	$25,596

Accrued discounts/premiums	-

Realized gain (loss)	(231,766)

Change in unrealized appreciation
(depreciation)	234,060

Net purchases (sales)	(27,890)

Net transfers in and/out of Level 3	-

Balance as of 5/31/10	-

During the nine month period ended May 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Funds use the following valuation techniques. Equity securities held by the Funds are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional -size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Funds, is valued at its closing net asset value. JHCIT has a floating net asset value and invests in short-term investments as a part of the securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Funds’ Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (NYSE). The values of non-U.S. securities, used in computing the net asset value of the Funds’ shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Repurchase agreements The Funds may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Funds.

When-issued/delayed delivery securities The Funds may purchase or sell debt securities on a when-issued or delayed -delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Schedule of Securities Sold Short). At the time that the Funds enter into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Funds’ net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Funds until payment takes place. At the time that the Funds enter into this type of transaction, the Funds are required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed -delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Term Loans Floating rate loans are generally subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. Fees associated with loan amendments are accrued daily.

Loan participations and assignments A Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled interest or principal payments on a term loan due to a default, bankruptcy or other reasons would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Securities lending A Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Funds will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Funds may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities.

Foreign currency translation Assets, including investments and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized securities gains and losses is reflected as a component of securities gains and losses.

Funds that invest internationally generally carry more risk than Funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Stripped securities Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Funds may not receive all or part of its principal because the counterparty or issuer has defaulted on its obligation.

Payment -in-Kind Bonds The Fund may invest in payment -in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Because no cash is received at the time income accrues on these securities, the Fund may need to sell other investments to make distributions.

Cost of Investment Securities for Federal Income Tax Purposes The costs of investments owned on May 31, 2010, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

Active Bond Fund	686,210,315	43,126,239	(31,360,697)	11,765,542

All Cap Core Fund	529,609,415	40,003,184	(22,459,117)	17,544,067

All Cap Value Fund	430,912,763	46,061,581	(12,045,192)	34,016,389

Alpha Opportunities Fund	966,145,955	62,284,965	(48,824,674)	13,460,291

Alternative Asset Allocation Fund	1,059,767	277,181	-	277,181

Blue Chip Growth Fund	1,741,220,042	382,219,175	(68,937,866)	313,281,309

Capital Appreciation Fund	1,649,526,254	232,968,880	(66,825,454)	166,143,427

Core Bond Fund	589,216,710	10,056,859	(2,541,504)	7,515,355

Core Diversified Growth & Income
Portfolio	21,206,959	725,247	(188,989)	536,258

Core Fundamental Holdings Portfolio	11,189,230	547,407	(200,047)	347,360

Core Global Diversification Portfolio	22,476,643	164,295	(856,911)	(692,616)

Emerging Markets Debt Fund	15,007,036	157,655	(189,879)	(32,224)

Emerging Markets Value Fund	1,072,705,980	266,961,468	(82,033,680)	184,927,788

Equity-Income Fund	1,000,206,990	84,199,969	(109,770,076)	(25,570,107)

Fundamental Value Fund	1,349,815,809	180,646,748	(59,112,751)	121,533,997

Global Agribusiness Fund	2,147,626	127,107	(200,978)	(73,871)

Global Bond Fund	839,143,164	12,881,741	(60,439,423)	(47,557,682)

Global Infrastructure Fund	2,153,613	94,794	(215,933)	(121,139)

Global Real Estate Fund	369,309,419	60,460,302	(100,938,441)	(40,478,139)

Global Timber Fund	2,145,441	518,307	(76,397)	441,910

Heritage Fund	327,508,659	20,099,946	(12,487,586)	7,612,360

High Income Fund	569,499,826	65,879,443	(121,549,440)	(55,669,997)

High Yield Fund	1,062,771,644	52,088,130	(88,562,580)	(36,474,450)

Index 500 Fund	2,029,906,243	341,770,738	(150,685,435)	191,085,303

International Equity Index Fund	465,140,724	39,071,201	(63,871,528)	(24,800,327)

International Opportunities Fund	848,897,027	69,884,833	(82,563,897)	(12,679,064)

International Small Cap Fund	245,400,495	49,586,434	(42,410,278)	7,176,156

International Small Company Fund	163,584,967	12,137,013	(45,684,712)	(33,547,699)

International Value Fund	1,506,616,817	77,962,439	(272,997,177)	(195,034,738)

Investment Quality Bond Fund	201,450,740	9,118,334	(2,070,479)	7,047,855

Large Cap Fund	290,454,364	28,981,165	(31,321,689)	(2,340,524)

Large Cap Value Fund	611,669,834	40,636,430	(40,002,861)	633,570

Mid Cap Growth Index Fund	62,975,443	764,465	(4,592,506)	(3,828,041)

Mid Cap Index Fund	490,965,872	92,010,623	(26,583,780)	65,426,843

Mid Cap Stock Fund	904,546,912	141,881,071	(34,025,305)	107,855,766

Mid Cap Value Equity Fund	189,798,171	35,816,339	(12,751,567)	23,064,772

Mid Cap Value Index Fund	63,155,315	285,203	(4,800,188)	(4,514,985)

Mid Value Fund	365,506,890	64,322,333	(5,740,606)	58,581,727

Optimized Value	326,221,917	22,057,225	(32,820,137)	(10,762,912)

Real Estate Equity Fund	320,568,920	87,202,884	(81,610,088)	5,592,796

Real Estate Securities Fund	383,308,773	53,064,468	(14,216,798)	38,847,670

Real Return Bond Fund	1,715,018,702	36,832,557	(47,262,121)	(10,429,564)

Retirement 2010 Portfolio	37,113	279	(232)	47

Retirement 2015 Portfolio	37,113	219	(807)	(588)

Retirement 2020 Portfolio	37,113	160	(1,360)	(1,200)

Retirement 2025 Portfolio	36,753	106	(1,856)	(1,750)

Retirement 2030 Portfolio	36,753	78	(2,111)	(2,033)

Retirement 2035 Portfolio	36,753	60	(2,281)	(2,221)

Retirement 2040 Portfolio	36,753	54	(2,337)	(2,283)

Retirement 2045 Portfolio	36,753	54	(2,337)	(2,283)

Short Term Government Income Fund	156,538,275	915,041	(225,354)	689,687

Small Cap Growth Fund	115,248,444	18,167,398	(4,967,616)	13,199,782

Small Cap Index Fund	125,347,330	38,566,045	(18,480,846)	20,085,199

Small Cap Opportunities Fund	110,235,944	27,563,252	(7,145,670)	20,417,582

Small Cap Value Fund	81,935,901	22,969,317	(748,652)	22,220,665

Small Company Growth Fund	158,657,762	29,226,702	(9,284,180)	19,942,522

Small Company Value Fund	466,241,763	76,279,073	(46,204,314)	30,074,759

Smaller Company Growth Fund	184,711,863	31,525,748	(7,258,354)	24,267,394

Spectrum Income Fund	875,890,510	43,746,935	(26,862,368)	16,884,567

Strategic Bond Fund	323,694,072	8,856,301	(41,249,722)	(32,393,421)

Total Bond Market Fund	502,654,869	22,979,795	(982,002)	21,997,793

Total Return Fund	2,425,669,953	50,672,069	(48,052,165)	2,619,904

U.S. High Yield Bond Fund	745,984,767	35,080,115	(13,385,159)	21,694,956

U.S. Multi Sector Fund	972,901,814	72,701,371	(76,546,887)	(3,845,516)

Value & Restructuring Fund	567,829,143	113,262,306	(40,607,119)	72,655,187

Value Fund	113,249,505	23,464,305	(3,628,620)	19,835,685

Futures A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a predetermined price in the future. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are “marked to market” daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

The following table summarizes the contracts held at May 31, 2010 and the range of futures contracts notional amounts held by the Funds during the nine month period ended May 31, 2010. In addition the table details how the Funds used futures contracts during the nine month period ended May 31, 2010.

Unrealized
		Number of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

Active Bond Fund

The Fund used futures to manage duration of the Fund. During the nine month period ended May 31, 2010, the Fund held futures contracts with total notional values ranging from approximately $6.8 million to $9.4 million.

Active Bond Fund	U.S. Treasury 30 -Year Bond Futures	10	Long	Sep 2010	$1,226,563	($18,856)

	U.S. Treasury 5 -Year Note Futures	27	Short	Sep 2010	(3,150,141)	9,416

	U.S. Treasury 10 -Year Note Futures	21	Short	Sep 2010	(2,517,375)	12,410

						$2,970

Unrealized
		Number of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

All Cap Core Fund

The Fund used futures to gain exposure to certain securities markets. During the nine month period ended May 31, 2010, the Fund held futures contracts with total notional values ranging from approximately $4.9 million to $48.0 million.

All Cap Core Fund	Russell 2000 Mini Index Futures	41	Long	Jun 2010	$2,710,510	($46,060)

	S&P 500 E Mini Index Futures	42	Long	Jun 2010	2,285,850	(29,040)

						($75,100)

Unrealized
		Number of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

Global Bond Fund

The Fund used futures contracts to enhance potential gain, manage duration of the Fund, hedge against anticipated interest rate changes and maintain diversity and liquidity of the Fund. During the nine month period ended May 31, 2010, the Fund held futures contracts with total notional values ranging from approximately $37.3 million to $271.5 million.

Global Bond Fund	3-Year Australian Treasury Bond Futures	393	Long	Jun 2010	$34,412,441	$354,553

	10-Year Canada Government Bond
	Futures	101	Long	Sep 2010	11,634,578	(47,710)

	10-Year German Euro-BUND Futures	135	Long	Jun 2010	21,337,692	29,218

	10-Year Japan Government Bond Futures	22	Long	Jun 2010	33,978,880	337,037

	U.K. Long Gilt Bond Futures	103	Long	Sep 2010	17,637,583	(81,375)

	U.S. Treasury 10-Year Note Futures	855	Long	Sep 2010	102,493,125	(117,859)

	U.S. Treasury 10-Year Note Futures	206	Long	Jun 2010	24,858,406	61,266

						$535,130

Unrealized
		Number of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

High Yield Fund

The Fund used futures contracts to hedge against anticipated interest rate changes. During the nine month period ended May 31, 2010, the Fund held futures contracts with total notional values as represented below.

High Yield Fund	U.S. Treasury Long-Term Bond Futures	95	Long	Sep 2010	$12,237,188	($322,715)

	U.S. Treasury 5 -Year Note Futures	381	Short	Sep 2010	(44,451,984)	74,004

						($248,711)

Unrealized
		Number of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

Index 500 Fund

The Fund used futures to gain exposure to certain securities markets. During the nine month period ended May 31, 2010, the Fund held futures contracts with total notional values ranging from approximately $28.9 million to $155.4 million.

Index 500 Fund	S&P 500 Index Futures	571	Long	Jun 2010	$155,383,375	($3,628,485)

Unrealized
		Number of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

International Equity Index
Fund

The Fund used futures contracts to gain exposure to certain securities markets. During the nine month period ended May 31, 2010, the Fund held futures contracts with total notional values ranging from approximately $16.4 million to $18.0 million.

International Equity Index
Fund	ASX SPI 200 Index Futures	15	Long	Jun 2010	$1,410,118	($125,356)

	CAC 40 Index Futures	40	Long	Jun 2010	1,716,293	(153,394)

	DAX Index Futures	3	Long	Jun 2010	548,766	5,085

	FTSE 100 Index Futures	27	Long	Jun 2010	2,025,319	(150,425)

	FTSE JSE Top 40 Index Futures	20	Long	Jun 2010	635,916	(33,627)

	Hang Seng Index Futures	2	Long	Jun 2010	253,136	8,363

	IBEX 35 Index Futures	6	Long	Jun 2010	686,112	(21,509)

	MSCI Taiwan Index Futures	135	Long	Jun 2010	3,522,150	89,815

	OMX 30 Index Futures	52	Long	Jun 2010	649,209	(14,140)

	S&P TSE 60 Index Futures	18	Long	Jun 2010	2,362,714	(30,581)

	Topix Index Futures	41	Long	Jun 2010	3,961,995	(172,449)

						($598,218)

Unrealized
		Number of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

Investment Quality Bond Fund

The Fund used futures contracts to enhance potential gain, manage duration of the Fund, hedge against anticipated interest rate changes and gain exposure to certain securities markets. During the nine month period ended May 31, 2010, the Fund held futures contracts with total notional values ranging from approximately $11.7 million to $23.7 million.

Investment Quality Bond Fund	U.S. Treasury 10 -Year Note Futures	161	Short	Sep 2010	($19,299,875)	$80,112

Unrealized
		Number of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

Mid Cap Growth Index Fund

The Fund used futures contracts to gain exposure to certain securities markets. During the nine month period ended May 31, 2010, the Fund held futures contracts with total notional values as represented below.

Mid Cap Growth Index Fund	S & P MidCap 400 E Mini Index Futures	15	Long	Jun 2010	$1,143,300	($106,670)

Mid Cap Index Fund

The Fund used futures to gain exposure to certain securities markets. During the nine month period ended May 31, 2010, the Fund held futures contracts with total notional values ranging from approximately $8.0 million to $17.0 million.

Mid Cap Index Fund	S & P MidCap 400 E Mini Index Futures	105	Long	Jun 2010	$8,003,100	($379,820)

Mid Cap Value Index Fund

The Fund used futures contracts to gain exposure to certain securities markets. During the nine month period ended May 31, 2010, the Fund held futures contracts with total notional values as represented below.

Mid Cap Value Index Fund	S & P MidCap 400 E Mini Index Futures	20	Long	Jun 2010	$1,524,400	($58,720)

Unrealized
		Number of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

Real Return Bond Fund

The Fund used futures contracts to enhance potential gain and manage duration of the Fund. During the nine month period ended May 31, 2010, the Fund held futures contracts with total notional values ranging from approximately $220.7 million to $440.2 million.

Real Return Bond Fund	3-Month Sterling Futures	66	Long	Dec 2010	$11,806,661	$23,138

	Eurodollar Futures	237	Long	Jun 2011	58,482,713	167,713

	Eurodollar Futures	302	Long	Jun 2010	75,047,000	26,913

	Eurodollar Futures	159	Long	Sep 2010	39,414,113	(74,588)

	U.S. Treasury 10 -Year Note Futures	40	Long	Jun 2010	4,826,875	(45,625)

	U.S. Treasury 10 -Year Note Futures	260	Long	Sep 2010	31,167,500	(88,438)

						$9,113

Unrealized
		Number of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

Small Cap Index Fund

The Fund used futures to gain exposure to certain securities markets. During the nine month period ended May 31, 2010, the Fund held futures contracts with total notional values ranging from approximately $0.3 million to $3.6 million.

Small Cap Index Fund	Russell 2000 Mini Index Futures	30	Long	Jun 2010	$1,983,300	($36,470)

Unrealized
		Number of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

Smaller Company Growth
Fund

The Fund used futures contracts to gain exposure to certain securities markets. During the nine month period ended May 31, 2010, the Fund held futures contracts with total notional values ranging from approximately $0.7 million to $1.4 million.

Smaller Company Growth
Fund	Rusell 2000 Mini Index Futures	14	Long	Jun 2010	$925,540	($10,257)

Unrealized
		Number of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

Spectrum Income Fund

The Fund used futures contracts to manage duration of the Fund, hedge against anticipated interest rate changes and gain exposure to foreign currencies. During the nine month period ended May 31, 2010, the Fund held futures contracts with total notional values ranging from approximately $19.9 million to $30.0 million.

Spectrum Income Fund	2-Year German Euro-SCHATZ Futures	28	Long	Jun 2010	$3,776,703	$11,275

	U.S. Treasury 10 -Year Note Futures	2	Long	Sep 2010	239,750	(1,930)

	U.S. Treasury 30 -Year Bond Futures	1	Long	Sep 2010	122,656	(1,332)

	10-Year Canada Government Bond
	Futures	19	Short	Jun 2010	(2,179,295)	(48,385)

	10-Year Canada Government Bond
	Futures	19	Short	Sep 2010	(2,188,683)	(1,681)

	Euro Currency Futures	1	Short	Jun 2010	(154,050)	15,838

	U.K. Long Gilt Bond Futures	12	Short	Sep 2010	(2,054,864)	12,295

	U.S. Treasury 2 -Year Note Futures	11	Short	Sep 2010	(2,399,547)	(3,825)

	U.S. Treasury 5 -Year Note Futures	8	Short	Jun 2010	(939,500)	(22,391)

	U.S. Treasury 10 -Year Note Futures	86	Short	Sep 2010	(10,309,250)	51,036

						$10,900

Unrealized
		Number of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

Strategic Bond Fund

The Fund used futures contracts to hedge against anticipated interest rate changes. During the nine month period ended May 31, 2010, the Fund held futures contracts with total notional values ranging from approximately $89.0 million to $181.2 million.

Strategic Bond Fund	Eurodollar Futures	34	Long	Sep 2010	$8,428,175	($9,886)

	Eurodollar Futures	13	Long	Jun 2010	3,230,500	33,254

	U.S. Treasury 5 -Year Note Futures	230	Long	Sep 2010	26,834,531	(27,912)

	U.S. Treasury 5 -Year Note Futures	14	Long	Jun 2010	1,644,125	28,939

	U.S. Treasury Long-Term Bond Futures	102	Long	Sep 2010	13,138,875	(347,769)

	Eurodollar Futures	33	Short	Jun 2011	(8,143,163)	3,393

	U.S. Treasury 10 -Year Note Futures	207	Short	Sep 2010	(24,814,125)	114,148

	U.S. Treasury 30 -Year Bond Futures	1	Short	Jun 2010	(123,219)	(2,816)

	U.S. Treasury 30 -Year Bond Futures	23	Short	Sep 2010	(2,821,094)	13,308

						($195,341)

Unrealized
		Number of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

Total Return Fund

The Fund used futures contracts to enhance potential gain, manage duration of the Fund, hedge against anticipated interest rate changes, and maintain diversity and liquidity of the Fund. During the nine month period ended May 31, 2010, the Fund held futures contracts with total notional values ranging from approximately $935.0 million to $1.8 billion.

Total Return Fund	3-Month Sterling Futures	92	Long	Sep 2010	$16,482,716	$8,659

	3-Month Sterling Futures	95	Long	Dec 2010	16,994,437	33,225

	3-Month Sterling Futures	162	Long	Jun 2010	29,067,840	103,882

	5-Year German Euro-BOBL Futures	7	Long	Jun 2010	1,035,703	33,759

	Eurodollar Futures	17	Long	Mar 2011	4,202,188	32,088

	Eurodollar Futures	1,940	Long	Jun 2010	482,090,000	581,456

	Eurodollar Futures	1,095	Long	Dec 2010	271,026,188	420,438

	Eurodollar Futures	1,302	Long	Sep 2010	322,749,525	(515,600)

	U.S. Treasury 2 -Year Note Futures	1,120	Long	Sep 2010	244,317,501	308,595

	U.S. Treasury 2 -Year Note Futures	477	Long	Jun 2010	104,321,391	684,719

	U.S. Treasury 5 -Year Note Futures	120	Long	Sep 2010	14,000,625	(28,516)

	U.S. Treasury 5 -Year Note Futures	114	Long	Jun 2010	13,387,875	241,672

	U.S. Treasury 10 -Year Note Futures	284	Long	Jun 2010	34,270,813	685,594

	U.S. Treasury 10 -Year Note Futures	1,765	Long	Sep 2010	211,579,375	(373,922)

U.S. Treasury 30 -Year Bond Futures	40	Long	Sep 2010	4,906,250	(85,625)

U.S. Treasury 30 -Year Bond Futures	53	Long	Jun 2010	6,530,594	142,313

					$2,272,737

Unrealized
		Number of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Notional Value	(Depreciation)

U. S. Multi Sector Fund

The Fund used futures contracts to maintain diversity and liquidity of the Fund. During the nine month period ended May 31, 2010, the Fund held futures contracts with total notional values ranging from approximately $19.4 million to $32.4 million.

U.S. Multi Sector Fund	S&P 500 E Mini Index Futures	368	Long	Jun 2010	$20,028,400	($1,052,476)

Forward foreign currency contracts A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

The following table summarizes the contracts held at May 31, 2010 and the range of contracts notional amounts held by the Funds during the nine month period ended May 31, 2010. In addition the table details how the Funds used forward foreign currency contracts during the nine month period ended May 31, 2010.

Alpha Opportunities Fund

The Fund used forward foreign currency contracts to hedge against anticipated currency exchange rate changes. During the nine month period ended May 31, 2010,the Fund held foreign forward currency contracts with total notional values ranging from approximately $5.2 million to $8.4 million.

		Principal Amount	Principal Amount		Unrealized
		Covered by	Covered by	Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Date	(Depreciation)

Alpha Opportunities Fund	Buys

	Japanese Yen	88,358,000	$969,795	7/20/2010	$2,897

Sells

Euro	1,137,000	$1,408,027	7/13/2010	$12,187

Japanese Yen	79,425,000	886,242	6/23/2010	12,277

Japanese Yen	88,358,000	962,327	7/20/2010	(10,365)

Japanese Yen	84,878,000	925,858	8/20/2010	(8,992)

		$4,182,454		$5,107

Emerging Markets Debt Fund

The Fund used forward foreign currency contracts to hedge against anticipated currency exchange rate changes. During the nine month period ended May 31, 2010, the Fund held foreign forward currency contracts with total notional values ranging from approximately $0.2 million to $1.9 million.

Emerging Markets Debt Fund	Buys

	Australian Dollar	250,000	$231,863	6/30/2010	($20,717)

	Japanese Yen	69,937,380	750,000	6/30/2010	19,654

			$981,863		($1,063)

	Sells

	Australian Dollar	250,000	$227,745	6/30/2010	$16,600

	Japanese Yen	63,126,700	688,022	6/30/2010	(6,681)

			$915,767		$9,919

Global Bond Fund

The Fund used forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the nine month period ended May 31, 2010, the Fund held foreign forward currency contracts with total notional values ranging from approximately $371.7 million to $568.7 million.

Global Bond Fund	Buys

	Australian Dollar	2,082,000	$1,759,819	6/30/2010	($1,397)

	Brazilian Real	151,863	84,027	6/2/2010	(322)

	Brazilian Real	151,863	83,402	8/3/2010	(792)

	Canadian Dollar	527,000	495,357	6/1/2010	5,404

	Canadian Dollar	378,000	357,790	6/1/2010	1,389

	Canadian Dollar	1,280,000	1,207,582	6/1/2010	8,685

	Canadian Dollar	1,117,000	1,035,233	6/1/2010	26,150

	Canadian Dollar	352,000	333,118	6/1/2010	1,356

	Canadian Dollar	4,052,000	3,856,623	7/7/2010	(6,526)

	Canadian Dollar	558,000	535,833	7/7/2010	(5,637)

	Chilean Peso	11,892,800	24,182	1/12/2011	(1,791)

	Chinese Yuan Renminbi	14,650,396	2,162,000	6/7/2010	(17,114)

	Chinese Yuan Renminbi	9,277,713	1,369,000	6/7/2010	(10,700)

	Chinese Yuan Renminbi	8,863,910	1,342,000	11/16/2010	(36,822)

	Chinese Yuan Renminbi	17,373,551	2,583,428	11/17/2010	(25,142)

	Chinese Yuan Renminbi	1,101,161	166,000	11/17/2010	(3,852)

	Chinese Yuan Renminbi	1,121,146	169,000	11/17/2010	(3,909)

	Chinese Yuan Renminbi	2,206,548	332,336	11/17/2010	(7,418)

	Chinese Yuan Renminbi	8,149,566	1,236,000	11/17/2010	(35,962)

Chinese Yuan Renminbi	13,851,583	2,064,319	11/17/2010	(24,650)

Chinese Yuan Renminbi	12,461,799	1,870,000	1/10/2011	(31,136)

Chinese Yuan Renminbi	34,192,201	5,123,000	1/10/2011	(77,596)

Chinese Yuan Renminbi	13,604,848	2,041,000	1/10/2011	(33,467)

Chinese Yuan Renminbi	15,382,114	2,312,000	1/10/2011	(42,214)

Chinese Yuan Renminbi	5,243,872	792,000	4/7/2011	(15,670)

Chinese Yuan Renminbi	2,713,852	410,000	4/7/2011	(8,227)

Chinese Yuan Renminbi	1,693,755	256,000	4/7/2011	(5,248)

Chinese Yuan Renminbi	2,063,880	312,000	4/7/2011	(6,452)

Chinese Yuan Renminbi	14,456,988	2,184,000	4/7/2011	(43,712)

Chinese Yuan Renminbi	7,427,000	1,117,598	6/15/2011	(15,073)

Chinese Yuan Renminbi	11,611,655	1,770,831	6/15/2011	(47,101)

Chinese Yuan Renminbi	15,517,000	2,360,000	6/15/2011	(56,529)

Chinese Yuan Renminbi	6,839,709	1,028,373	6/15/2011	(13,030)

Danish Krone	24,595,000	4,192,091	6/21/2010	(134,722)

Euro	2,300,951	2,849,970	6/2/2010	(26,357)

Euro	13,895,000	17,493,249	7/26/2010	(432,872)

Euro	2,807,000	3,512,118	7/26/2010	(65,664)

Euro	563,000	691,972	7/26/2010	(717)

Indonesian Rupiah	12,406,800,000	1,176,000	9/17/2010	140,340

Indonesian Rupiah	3,616,010,000	370,000	11/24/2010	9,143

Indonesian Rupiah	3,502,800,000	360,000	11/24/2010	7,273

Indonesian Rupiah	1,635,840,000	171,922	11/24/2010	(402)

Indonesian Rupiah	3,361,850,000	350,187	11/24/2010	2,307

Japanese Yen	18,044,169	195,000	6/3/2010	3,487

Japanese Yen	32,195,249	347,000	6/3/2010	7,150

Japanese Yen	18,434,745,000	198,167,663	6/14/2010	4,652,038

Malaysian Ringgit	2,812	820	6/14/2010	32

Malaysian Ringgit	19,866	5,802	10/12/2010	191

Malaysian Ringgit	11,410	3,372	10/12/2010	70

Mexican Peso	18,877,212	1,464,656	9/24/2010	(21,213)

Norwegian Krone	6,852,947	1,098,000	6/21/2010	(42,403)

Norwegian Krone	6,249,000	1,013,532	6/21/2010	(50,964)

Norwegian Krone	670,000	108,106	6/21/2010	(4,903)

Philippine Peso	147,000	3,163	11/15/2010	(32)

Philippine Peso	475,295	10,264	11/15/2010	(138)

Philippine Peso	140,000	3,010	11/15/2010	(27)

Pound Sterling	480,000	732,634	6/24/2010	(38,460)

Pound Sterling	2,408,000	3,553,893	6/24/2010	(71,457)

Pound Sterling	1,169,000	1,757,761	6/24/2010	(67,160)

Pound Sterling	16,289,000	24,557,087	6/24/2010	(1,000,026)

South Korean Won	276,000,000	232,911	7/28/2010	(1,147)

South Korean Won	1,293,030,455	1,129,087	7/28/2010	(43,295)

South Korean Won	547,312,545	461,277	7/28/2010	(1,684)

South Korean Won	454,668,000	384,448	7/28/2010	(2,652)

South Korean Won	1,088,298,000	924,402	8/27/2010	(9,770)

South Korean Won	94,541,200	80,069	11/12/2010	(445)

South Korean Won	724,877,000	618,019	11/12/2010	(7,515)

South Korean Won	1,058,604,490	909,108	11/12/2010	(17,533)

South Korean Won	151,138,000	130,000	11/12/2010	(2,709)

South Korean Won	82,110,000	70,000	11/12/2010	(846)

South Korean Won	791,491,500	690,000	11/12/2010	(23,392)

South Korean Won	402,885,000	350,000	11/12/2010	(10,683)

Swedish Krona	24,311,000	3,175,169	6/21/2010	(78,243)

Taiwan Dollar	166,185	5,228	6/10/2010	(25)

Taiwan Dollar	195,300	6,140	6/10/2010	(25)

Taiwan Dollar	214,735	6,767	6/10/2010	(43)

Taiwan Dollar	27,000	863	10/12/2010	(8)

Taiwan Dollar	79,805	2,546	10/12/2010	(17)

Taiwan Dollar	144,000	4,655	1/14/2011	(58)

Taiwan Dollar	115,000	3,642	1/14/2011	30

Taiwan Dollar	177,000	5,632	1/14/2011	18

Taiwan Dollar	96,000	3,029	1/14/2011	36

		$316,156,115		$2,130,003

Sells

Australian Dollar	31,400,000	$25,865,279	6/30/2010	($654,628)

Australian Dollar	4,143,000	3,431,730	6/30/2010	(67,378)

Australian Dollar	1,106,000	898,238	6/30/2010	(35,871)

Brazilian Real	151,863	84,556	6/2/2010	851

Canadian Dollar	4,052,000	3,856,807	6/1/2010	6,560

Canadian Dollar	678,000	638,997	7/7/2010	(5,220)

Canadian Dollar	371,070	351,000	7/7/2010	(1,581)

Canadian Dollar	13,299,000	13,222,521	7/7/2010	586,182

Chinese Yuan Renminbi	3,446,070	510,000	6/7/2010	5,479

Chinese Yuan Renminbi	7,427,000	1,091,804	6/7/2010	4,457

Chinese Yuan Renminbi	6,215,330	920,000	6/7/2010	10,046

Chinese Yuan Renminbi	6,839,709	1,004,510	6/7/2010	3,145

Chinese Yuan Renminbi	8,863,910	1,321,985	11/16/2010	16,807

Chinese Yuan Renminbi	9,649,710	1,445,000	11/17/2010	24,063

Chinese Yuan Renminbi	4,622,560	692,000	11/17/2010	11,320

Chinese Yuan Renminbi	28,077,375	4,142,000	1/10/2011	(1,100)

Chinese Yuan Renminbi	28,830,662	4,253,000	1/10/2011	(1,255)

Euro	1,651,000	2,029,183	6/2/2010	3,157

Euro	900,000	1,112,231	6/3/2010	7,784

Euro	60,065,000	78,969,145	6/3/2010	5,259,612

Euro	2,267,000	2,781,759	6/3/2010	(219)

Euro	1,500,000	1,828,611	6/3/2010	(12,133)

Euro	689,000	851,133	6/4/2010	-

Euro	46,714,000	57,617,048	6/22/2010	280,419

Euro	174,000	215,823	7/26/2010	2,184

Euro	4,444,000	5,491,718	7/26/2010	35,344

Euro	1,000,000	1,219,993	7/26/2010	(7,814)

Euro	2,895,000	3,567,950	7/26/2010	13,449

Indian Rupee	94,820	2,043	3/9/2011	31

Indian Rupee	98,203	2,121	3/9/2011	38

Indian Rupee	111,842	2,413	3/9/2011	40

Japanese Yen	66,140,000	703,426	6/3/2010	(24,118)

Japanese Yen	70,138,000	781,282	6/14/2010	9,621

Japanese Yen	137,593,000	1,530,056	6/14/2010	16,253

Japanese Yen	1,561,450,000	17,054,217	8/24/2010	(144,752)

Malaysian Ringgit	2,812	869	6/14/2010	17

New Zealand Dollar	59,000	39,648	6/30/2010	(319)

Philippine Peso	762,295	16,713	11/15/2010	474

Pound Sterling	1,158,000	1,756,396	6/24/2010	81,703

Pound Sterling	134,000	205,434	6/24/2010	11,644

Pound Sterling	2,658,000	3,837,966	6/24/2010	(6,019)

Pound Sterling	504,000	779,971	6/24/2010	51,089

Singapore Dollar	219,457	156,000	9/16/2010	(3)

Singapore Dollar	5,454	3,897	9/16/2010	20

South African Rand	92,876	11,779	7/28/2010	(324)

South Korean Won	1,028,567,500	881,000	7/28/2010	17,285

South Korean Won	1,542,443,500	1,322,000	7/28/2010	26,770

South Korean Won	1,415,874,250	1,213,000	8/27/2010	23,066

South Korean Won	598,671,000	513,000	8/27/2010	9,863

	South Korean Won	326,948,000	276,139	11/12/2010	777

	South Korean Won	1,612,140,455	1,394,847	11/12/2010	37,074

	South Korean Won	755,636,000	640,282	11/12/2010	3,872

	Taiwan Dollar	144,000	4,564	6/10/2010	55

	Taiwan Dollar	115,000	3,576	6/10/2010	(25)

	Taiwan Dollar	177,000	5,523	6/10/2010	(19)

	Taiwan Dollar	96,000	2,974	6/10/2010	(32)

			$252,555,157		$5,597,741

High Income Fund

The Fund used forward foreign currency contracts to hedge against anticipated currency exchange rate changes. During the nine month period ended May 31, 2010, the Fund held foreign forward currency contracts with total notional values ranging from approximately $1.2 million to $6.5 million.

High Income Fund	Sells

	Canadian Dollar	880,000	$856,848	6/30/2010	$20,686

	Pound Sterling	255,000	379,738	6/30/2010	10,956

			$1,236,586		$31,642

High Yield Fund

The Fund used forward foreign currency contracts to hedge against anticipated currency exchange rate changes. During the period ended May 31, 2010, the Fund held foreign forward currency contracts with total notional values ranging from approximately $2.5 million to $2.7 million.

High Yield Fund	Sells

	Euro	2,008,733	$2,527,086	8/17/2010	$60,106

International Equity Index Fund

The Fund used forward foreign currency contracts to gain exposure to foreign currencies. During the nine month period ended May 31, 2010, the Fund held foreign forward currency contracts with total notional values ranging from approximately $11.4 million to $15.2 million.

International Equity Index Fund	Buys

	Australian Dollar	1,800,000	$1,631,340	6/30/2010	($111,091)

	Canadian Dollar	2,400,000	2,350,061	6/30/2010	(69,621)

	Euro	2,600,000	3,500,237	6/30/2010	(308,748)

	Hong Kong Dollar	2,000,000	257,769	6/30/2010	(823)

	Japanese Yen	400,000,000	4,325,493	6/30/2010	76,465

	Pound Sterling	1,700,000	2,547,790	6/30/2010	(89,239)

	Swedish Krona	4,200,000	578,624	6/30/2010	(43,546)

			$15,191,314		($546,603)

Investment Quality Bond Fund

The Fund used forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the nine month period ended May 31, 2010, the Fund held foreign forward currency contracts with total notional values ranging from approximately $9.7 million to $41.2 million.

Investment Quality Bond Fund	Buys

	Australian Dollar	500,000	$414,655	6/16/2010	$8,315

	Australian Dollar	500,000	414,860	6/16/2010	8,110

	Australian Dollar	891,000	788,963	6/16/2010	(35,231)

Australian Dollar	3,260,000	2,842,295	6/16/2010	(84,533)

Brazilian Real	512,000	284,350	6/16/2010	(2,950)

Canadian Dollar	2,084,000	1,999,424	6/16/2010	(19,216)

Canadian Dollar	867,000	831,639	6/16/2010	(7,819)

Euro	745,000	984,772	6/16/2010	(70,417)

Hungarian Forint	142,700,000	634,486	6/16/2010	1,220

Hungarian Forint	162,200,000	798,936	6/16/2010	(76,361)

Hungarian Forint	162,200,000	801,050	6/16/2010	(78,475)

Japanese Yen	174,600,000	1,879,264	6/16/2010	41,753

Mexican Peso	3,366,000	264,259	6/16/2010	(4,178)

Mexican Peso	14,346,000	1,114,839	6/16/2010	(6,366)

Mexican Peso	3,366,000	264,315	6/16/2010	(4,234)

Pound Sterling	337,000	516,864	6/16/2010	(29,502)

Pound Sterling	338,000	518,475	6/16/2010	(29,667)

Singapore Dollar	1,166,000	840,070	6/16/2010	(11,223)

South Korean Won	745,785,000	656,501	6/16/2010	(31,612)

South Korean Won	757,085,000	667,565	6/16/2010	(33,208)

South Korean Won	967,735,000	774,720	6/16/2010	36,139

South Korean Won	757,085,000	666,448	6/16/2010	(32,091)

South Korean Won	967,735,000	824,306	6/16/2010	(13,446)

		$19,783,056		($474,992)

Sells

Australian Dollar	447,000	$414,199	6/16/2010	$36,064

Australian Dollar	1,000,000	816,035	6/16/2010	(29,904)

Australian Dollar	890,000	819,841	6/16/2010	66,955

Australian Dollar	2,814,000	2,507,334	6/16/2010	126,861

Brazilian Real	217,000	121,555	6/16/2010	2,290

Brazilian Real	1,138,000	639,146	6/16/2010	13,692

Brazilian Real	1,355,000	759,955	6/16/2010	15,235

Canadian Dollar	788,000	766,761	6/16/2010	18,006

Canadian Dollar	1,251,000	1,243,984	6/16/2010	55,289

Canadian Dollar	912,000	885,912	6/16/2010	19,333

Czech Koruna	12,650,000	615,399	6/16/2010	14,867

Czech Koruna	15,400,000	813,584	6/16/2010	82,500

Czech Koruna	15,400,000	807,759	6/16/2010	76,676

Euro	372,000	511,876	6/16/2010	55,312

Euro	373,000	513,364	6/16/2010	55,572

Japanese Yen	174,600,000	1,929,836	6/16/2010	8,819

Japanese Yen	26,197,000	290,400	6/16/2010	2,171

Japanese Yen	78,100,000	867,757	6/16/2010	8,470

Japanese Yen	78,600,000	856,863	6/16/2010	(7,925)

Japanese Yen	78,100,000	852,062	6/16/2010	(7,225)

Mexican Peso	6,732,000	532,426	6/16/2010	12,265

Pound Sterling	675,000	1,022,648	6/16/2010	46,478

Singapore Dollar	1,166,000	833,750	6/16/2010	4,903

South Korean Won	2,259,955,000	1,989,862	6/16/2010	96,259

		$21,412,308		$772,963

Mid Cap Stock Fund

The Fund used forward foreign currency contracts to hedge against anticipated currency exchange rate changes. During the nine month period ended May 31, 2010, the Fund held foreign forward currency contracts with total notional values ranging from approximately $17.3 million to $21.3 million.

Mid Cap Stock Fund	Buys

	Japanese Yen	49,277,000	$524,620	7/13/2010	$17,785

	Japanese Yen	39,587,000	434,879	7/13/2010	866

			$959,499		$18,651

	Sells

	Euro	7,811,000	$9,669,206	7/13/2010	$80,019

	Japanese Yen	626,587,000	6,720,296	7/13/2010	(176,710)

			$16,389,502		($96,691)

Real Return Bond Fund

The Fund used forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the nine month period ended May 31, 2010, the Fund held foreign forward currency contracts with total notional values ranging from approximately $45.4 million to $216.5 million.

Real Return Bond Fund	Buys

	Brazilian Real	915,000	$506,280	6/2/2010	($1,939)

	Brazilian Real	915,000	502,513	8/3/2010	(4,775)

	Canadian Dollar	4,377,000	4,160,033	7/7/2010	(1,130)

	Chinese Yuan Renminbi	8,892,425	1,311,000	6/7/2010	(9,108)

	Chinese Yuan Renminbi	3,728,007	548,721	6/7/2010	(2,923)

	Chinese Yuan Renminbi	1,601,334	236,359	6/7/2010	(1,917)

	Chinese Yuan Renminbi	11,576,874	1,707,000	6/7/2010	(12,092)

	Chinese Yuan Renminbi	13,506,000	2,000,000	6/7/2010	(22,659)

	Chinese Yuan Renminbi	2,752,903	415,000	11/17/2010	(9,630)

	Chinese Yuan Renminbi	7,103,518	1,072,125	11/17/2010	(26,119)

	Chinese Yuan Renminbi	2,792,374	422,000	11/17/2010	(10,818)

	Chinese Yuan Renminbi	1,698,150	256,000	11/23/2010	(5,889)

	Chinese Yuan Renminbi	5,578,020	840,000	1/10/2011	(16,907)

	Chinese Yuan Renminbi	9,615,060	1,435,512	1/10/2011	(16,713)

	Chinese Yuan Renminbi	13,880,000	2,079,868	1/10/2011	(31,734)

	Chinese Yuan Renminbi	9,959,700	1,500,000	1/10/2011	(30,346)

Euro	5,666,000	7,158,670	7/26/2010	(201,916)

Euro	1,266,000	1,550,369	7/26/2010	4,035

Euro	5,904,000	7,288,724	8/24/2010	(37,206)

Japanese Yen	196,140,000	2,160,192	6/3/2010	(2,638)

Malaysian Ringgit	4,795	1,399	6/14/2010	55

Malaysian Ringgit	34,327	10,025	10/12/2010	331

Malaysian Ringgit	14,857	4,332	10/12/2010	150

Mexican Peso	141,624,291	10,970,124	9/24/2010	(140,850)

Philippine Peso	819,000	17,957	11/15/2010	(509)

Singapore Dollar	4,262,790	3,000,000	6/16/2010	30,190

Singapore Dollar	1,122,012	788,816	6/16/2010	8,762

Singapore Dollar	13,992,017	9,940,000	6/16/2010	6,177

Singapore Dollar	2,600,604	1,840,000	6/16/2010	8,631

		$63,723,019		($529,487)

Sells

Australian Dollar	3,075,000	$2,532,985	6/30/2010	($64,108)

Brazilian Real	915,000	509,465	6/2/2010	5,125

Canadian Dollar	25,360,000	25,214,161	7/7/2010	1,117,797

Chinese Yuan Renminbi	5,675,880	840,000	6/7/2010	9,025

Chinese Yuan Renminbi	9,615,060	1,412,110	6/7/2010	4,421

Chinese Yuan Renminbi	13,880,000	2,043,129	6/7/2010	11,033

Chinese Yuan Renminbi	10,133,700	1,500,000	6/7/2010	16,379

Euro	33,237,000	44,492,311	7/26/2010	3,683,694

Euro	444,000	590,807	7/26/2010	45,661

Euro	7,955,000	9,953,296	7/26/2010	186,092

Euro	11,220,000	13,906,337	7/26/2010	130,344

Euro	1,398,000	1,860,683	1/4/2011	141,395

Japanese Yen	196,140,000	2,086,030	6/3/2010	(71,524)

Japanese Yen	567,804,000	6,103,714	6/14/2010	(143,286)

Japanese Yen	196,140,000	2,160,132	6/14/2010	2,193

Malaysian Ringgit	4,795	1,492	6/14/2010	38

Malaysian Ringgit	49,184	15,234	10/12/2010	396

Mexican Peso	24,805,000	2,000,000	9/24/2010	103,291

Mexican Peso	32,446,241	2,607,590	9/24/2010	126,595

Mexican Peso	64,493,050	5,200,000	9/24/2010	268,552

Mexican Peso	19,880,000	1,600,000	9/24/2010	79,880

Philippine Peso	412,000	8,866	11/15/2010	89

Philippine Peso	407,000	8,734	11/15/2010	64

Pound Sterling	3,493,000	5,299,912	6/24/2010	248,354

Pound Sterling	66,825	100,000	6/24/2010	3,357

Pound Sterling	2,725,000	4,103,308	6/24/2010	162,428

Singapore Dollar	2,881,687	2,084,403	6/16/2010	35,966

Singapore Dollar	3,880,284	2,813,857	6/16/2010	55,570

Singapore Dollar	12,313,840	8,800,000	6/16/2010	46,749

Singapore Dollar	2,901,612	2,100,000	6/16/2010	37,399

Swiss Franc	915,000	825,066	6/21/2010	35,314

		$152,773,622		$6,278,283

Spectrum Income Fund

The Fund used forward foreign currency contracts to hedge against anticipated currency exchange rate changes, gain exposure to foreign currencies, to maintain diversity and liquidity of the Fund and for risk management. During the nine month period ended May 31, 2010, the Fund held foreign forward currency contracts with total notional values ranging from approximately $38.5 million to $106.7 million.

Spectrum Income Fund	Buys

	Australian Dollar	742,926	$655,640	8/18/2010	($31,803)

	Brazilian Real	343,349	190,000	6/2/2010	(749)

	Brazilian Real	293,638	159,000	8/18/2010	125

	Canadian Dollar	95,881	90,020	8/18/2010	1,070

	Chinese Yuan Renminbi	19,777,000	2,927,301	7/21/2010	(27,699)

	Chinese Yuan Renminbi	15,580,000	2,367,781	11/16/2010	(73,684)

Chinese Yuan Renminbi	16,617,000	2,483,588	12/22/2010	(33,414)

Czech Koruna	3,758,366	183,990	8/18/2010	(5,549)

Danish Krone	151,356	25,367	8/18/2010	(383)

Euro	1,219,000	1,596,279	6/9/2010	(100,277)

Euro	65,140	79,675	8/18/2010	326

Hungarian Forint	7,791,268	34,779	8/18/2010	(268)

Indian Rupee	86,135,000	1,931,278	7/6/2010	(78,620)

Indian Rupee	64,470,990	1,452,000	7/20/2010	(66,889)

Indian Rupee	27,232,000	603,012	8/6/2010	(18,713)

Japanese Yen	178,755,000	1,939,210	6/2/2010	27,075

Japanese Yen	1,250,000	13,975	7/22/2010	(214)

Japanese Yen	438,482,480	4,772,265	8/18/2010	57,048

Malaysian Ringgit	4,752,000	1,431,162	6/17/2010	9,645

Malaysian Ringgit	2,489,803	751,000	6/22/2010	3,745

Malaysian Ringgit	2,000,000	616,523	8/6/2010	(11,481)

Mexican Peso	7,485,000	575,663	6/11/2010	2,986

Mexican Peso	5,859,168	448,000	8/23/2010	1,529

New Russian Ruble	15,680,000	523,714	8/5/2010	(15,136)

New Russian Ruble	14,301,600	472,000	8/18/2010	(8,653)

Norwegian Krone	8,901,767	1,494,766	6/11/2010	(122,971)

Norwegian Krone	3,845,000	631,716	8/9/2010	(40,804)

Norwegian Krone	13,540,382	2,160,976	8/18/2010	(80,870)

Polish Zloty	1,477,854	455,000	8/18/2010	(12,495)

Singapore Dollar	345,293	249,521	8/18/2010	(4,076)

South Korean Won	690,000,000	606,460	6/11/2010	(28,533)

South Korean Won	498,605,000	443,008	7/6/2010	(24,592)

South Korean Won	1,049,948,800	932,000	7/15/2010	(50,674)

South Korean Won	420,000,000	377,732	7/22/2010	(25,110)

South Korean Won	1,370,883,450	1,181,000	8/18/2010	(29,158)

South Korean Won	650,000,000	535,200	8/25/2010	11,046

Swedish Krona	7,231,320	1,010,568	6/11/2010	(89,479)

Swedish Krona	9,790,183	1,278,242	8/18/2010	(30,415)

Swiss Franc	1,750,000	1,606,875	7/26/2010	(94,921)

Swiss Franc	2,757,900	2,458,789	8/18/2010	(74,408)

Taiwan Dollar	28,509,000	906,075	6/17/2010	(12,824)

Taiwan Dollar	30,350,000	977,928	7/26/2010	(23,374)

Taiwan Dollar	24,500,000	778,519	8/19/2010	(6,170)

Taiwan Dollar	47,884,980	1,553,000	11/16/2010	(30,714)

		$45,960,597		($1,140,525)

Sells

Brazilian Real	343,349	$186,900	6/2/2010	($2,351)

Brazilian Real	2,355,000	1,292,536	6/11/2010	(3,122)

Brazilian Real	358,000	202,260	8/5/2010	7,616

Brazilian Real	6,472,408	3,566,000	8/18/2010	58,555

Brazilian Real	1,660,747	913,000	8/18/2010	13,029

Canadian Dollar	2,980,000	2,948,805	6/28/2010	117,252

Canadian Dollar	1,613,910	1,573,165	8/18/2010	39,902

Chinese Yuan Renminbi	6,527,000	962,259	7/21/2010	5,303

Chinese Yuan Renminbi	13,250,000	1,953,413	7/21/2010	10,766

Chinese Yuan Renminbi	1,575,000	231,873	11/16/2010	(39)

Euro	1,542,000	2,087,741	6/3/2010	195,456

Euro	5,151,000	7,021,580	6/9/2010	700,084

Euro	382,327	523,794	6/11/2010	54,579

Euro	2,855,000	3,734,228	7/26/2010	228,840

Euro	5,317,347	6,632,907	8/18/2010	102,443

Indian Rupee	21,230,000	464,044	7/6/2010	7,413

Japanese Yen	178,755,000	1,944,197	6/2/2010	(22,088)

Japanese Yen	50,000,000	536,803	7/22/2010	(13,642)

Malaysian Ringgit	3,235,000	967,667	6/17/2010	(13,186)

Malaysian Ringgit	218,838	68,000	6/22/2010	1,663

Mexican Peso	8,460,000	685,353	6/11/2010	31,329

Mexican Peso	15,725,000	1,271,796	7/23/2010	61,459

Mexican Peso	3,305,000	266,661	7/29/2010	12,437

Mexican Peso	2,360,340	180,153	8/18/2010	(1,032)

Mexican Peso	30,482,394	2,428,882	8/23/2010	90,202

New Russian Ruble	15,680,000	499,443	8/5/2010	(9,136)

New Russian Ruble	14,301,600	454,452	8/18/2010	(8,895)

Pound Sterling	786,830	1,144,286	8/18/2010	6,226

South African Rand	744,692	97,364	8/18/2010	642

South Korean Won	690,000,000	611,916	6/11/2010	33,989

South Korean Won	420,000,000	363,857	7/22/2010	11,235

Taiwan Dollar	28,509,000	880,723	6/17/2010	(12,528)

Taiwan Dollar	4,902,000	151,577	7/26/2010	(2,598)

Taiwan Dollar	29,401,880	923,000	11/16/2010	(11,699)

		$47,770,635		$1,690,104

Strategic Bond Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the nine month period ended May 31, 2010, the Fund held foreign forward currency contracts with total notional values ranging from approximately $5.6 million to $33.1 million.

Strategic Bond Fund	Buys

	Australian Dollar	8,696,520	$7,674,679	8/17/2010	($371,360)

	Euro	3,187,146	3,967,082	8/17/2010	(52,860)

			$11,641,761		($424,220)

	Sells

	Australian Dollar	8,478,472	$7,582,391	8/17/2010	$462,188

	Euro	7,097,068	9,195,451	8/17/2010	479,346

	Japanese Yen	433,476,230	4,658,530	8/17/2010	(115,570)

			$21,436,372		$825,964

Total Return Fund

The Fund used forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the nine month period ended May 31, 2010, the Fund held foreign forward currency contracts with total notional values ranging from approximately $48.9 million to $176.0 million.

Total Return Fund	Buys

	Australian Dollar	3,849,566	$3,171,022	6/30/2010	$80,256

	Brazilian Real	6,121,571	3,387,136	6/2/2010	(12,975)

	Brazilian Real	6,121,571	3,361,930	8/3/2010	(31,945)

	Chinese Yuan Renminbi	1,628,515	245,000	8/25/2010	(5,938)

	Chinese Yuan Renminbi	2,048,662	308,000	8/25/2010	(7,262)

Chinese Yuan Renminbi	16,478,674	2,462,500	8/25/2010	(43,472)

Chinese Yuan Renminbi	37,882,425	5,632,500	8/25/2010	(71,456)

Chinese Yuan Renminbi	12,688,822	1,887,000	8/25/2010	(24,313)

Chinese Yuan Renminbi	3,190,714	481,000	11/17/2010	(11,162)

Chinese Yuan Renminbi	8,238,466	1,243,420	11/17/2010	(30,291)

Chinese Yuan Renminbi	3,242,330	490,000	11/17/2010	(12,561)

Chinese Yuan Renminbi	1,970,121	297,000	11/23/2010	(6,832)

Euro	818,000	1,014,614	7/26/2010	(10,268)

Euro	549,000	675,227	7/26/2010	(1,161)

Indonesian Rupiah	2,034,000,000	200,000	10/7/2010	15,052

Indonesian Rupiah	14,242,773,500	1,410,000	10/7/2010	95,866

Indonesian Rupiah	2,034,000,000	200,000	10/7/2010	15,052

Indonesian Rupiah	4,171,986,000	420,000	10/7/2010	21,098

Indonesian Rupiah	1,661,410,000	170,000	11/24/2010	4,201

Indonesian Rupiah	1,556,800,000	160,000	11/24/2010	3,233

Indonesian Rupiah	765,690,000	80,472	11/24/2010	(188)

Indonesian Rupiah	1,500,100,000	156,254	11/24/2010	1,033

Japanese Yen	188,398,000	2,074,925	6/3/2010	(2,534)

Malaysian Ringgit	2,329,590	670,000	6/14/2010	36,424

Malaysian Ringgit	2,329,255	670,000	6/14/2010	36,323

Malaysian Ringgit	221,936	64,761	6/14/2010	2,539

Malaysian Ringgit	480,312	140,000	10/12/2010	4,905

Malaysian Ringgit	3,550,657	1,041,292	10/12/2010	29,904

Malaysian Ringgit	2,667,260	786,727	10/12/2010	17,958

Malaysian Ringgit	1,967,136	602,259	10/12/2010	(8,794)

Mexican Peso	693,233	54,011	9/24/2010	(1,003)

Mexican Peso	18,085,688	1,405,300	9/24/2010	(22,382)

Mexican Peso	620,075	50,000	9/24/2010	(2,586)

Philippine Peso	2,223,000	47,837	11/15/2010	(480)

Philippine Peso	7,172,000	154,874	11/15/2010	(2,088)

Philippine Peso	2,130,000	45,787	11/15/2010	(411)

Singapore Dollar	284,186	200,000	6/16/2010	2,013

Singapore Dollar	554,493	399,433	6/16/2010	(5,274)

Singapore Dollar	197,547	140,000	6/16/2010	426

Singapore Dollar	155,471	110,000	6/16/2010	516

Singapore Dollar	387,511	276,655	9/16/2010	(1,189)

Singapore Dollar	288,051	204,625	9/16/2010	139

Singapore Dollar	248,039	176,264	9/16/2010	57

South Korean Won	143,000,000	120,675	7/28/2010	(594)

South Korean Won	284,171,817	239,501	7/28/2010	(875)

South Korean Won	236,088,000	199,626	7/28/2010	(1,377)

South Korean Won	1,896,158,000	1,591,137	8/27/2010	2,439

South Korean Won	565,103,000	479,999	8/27/2010	(5,073)

South Korean Won	281,786,500	238,650	11/12/2010	(1,325)

South Korean Won	489,592,000	417,058	11/12/2010	(4,716)

South Korean Won	1,325,530,433	1,138,965	11/12/2010	(22,580)

South Korean Won	232,520,000	200,000	11/12/2010	(4,168)

South Korean Won	117,300,000	100,000	11/12/2010	(1,208)

South Korean Won	1,666,669,800	1,461,000	11/12/2010	(57,302)

South Korean Won	557,389,800	486,000	11/12/2010	(16,557)

Taiwan Dollar	5,507,997	173,289	6/10/2010	(831)

Taiwan Dollar	6,471,100	203,455	6/10/2010	(842)

Taiwan Dollar	7,116,277	224,241	6/10/2010	(1,426)

Taiwan Dollar	13,579,450	438,521	10/12/2010	(8,245)

Taiwan Dollar	2,647,946	84,464	10/12/2010	(561)

Taiwan Dollar	10,753,530	347,000	10/12/2010	(6,265)

Taiwan Dollar	4,776,000	154,388	1/14/2011	(1,922)

Taiwan Dollar	3,814,000	120,773	1/14/2011	984

Taiwan Dollar	5,871,000	186,826	1/14/2011	597

Taiwan Dollar	3,180,000	100,331	1/14/2011	1,185

		$45,473,724		($80,232)

Sells

Brazilian Real	6,121,571	$3,408,447	6/2/2010	$34,286

Canadian Dollar	2,801,000	2,784,892	7/7/2010	123,460

Euro	658,000	813,924	6/3/2010	6,451

Euro	658,000	813,469	6/3/2010	5,996

Euro	525,000	648,575	6/3/2010	4,314

Euro	28,133,000	37,659,903	7/26/2010	3,118,012

Euro	6,958,000	8,541,084	7/26/2010	(1,996)

Euro	3,122,000	3,862,686	7/26/2010	29,473

Euro	4,165,000	5,141,859	8/24/2010	26,247

Japanese Yen	188,398,000	1,991,522	6/3/2010	(80,869)

Japanese Yen	972,249,000	10,451,368	6/14/2010	(245,349)

Japanese Yen	188,398,000	2,074,868	6/14/2010	2,107

Malaysian Ringgit	375,000	111,924	6/14/2010	(1,791)

Malaysian Ringgit	1,129,000	339,346	6/14/2010	(3,012)

Malaysian Ringgit	1,780,000	550,402	6/14/2010	10,635

Pound Sterling	7,739,000	11,653,394	6/24/2010	461,295

Singapore Dollar	600,000	429,799	6/16/2010	3,291

Singapore Dollar	591,696	423,421	6/16/2010	2,815

Singapore Dollar	923,601	660,536	9/16/2010	3,985

Taiwan Dollar	4,776,000	151,379	6/10/2010	1,840

Taiwan Dollar	3,814,000	118,595	6/10/2010	(824)

Taiwan Dollar	5,871,000	183,183	6/10/2010	(641)

Taiwan Dollar	3,180,000	98,498	6/10/2010	(1,070)

		$92,913,074		$3,498,655

Options There are two types of options, a put option and a call option. Options are traded either over-the-counter or by means of an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Funds purchase an option, the premium paid by the Funds are included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Funds realize a loss equal to the cost of the option. If the Funds enter into a closing sale transaction, the Funds realize a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Funds exercise a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Funds exercise a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

During the nine month period ended May 31, 2010, Strategic Bond Fund used purchased options to hedge against anticipated currency exchange rates and interest rate changes. During the nine month period ended May 31, 2010, Strategic Bond Fund held purchased options with market values ranging from approximately $16 to $34,000.

The following tables summarize the Funds’ written options activities during the nine month period ended May 31, 2010. In addition the table details how the Funds used written option contracts during the nine month period ended May 31, 2010.

	Number of Contracts	Premiums Received

Global Bond Fund

Outstanding, beginning of period
	39,200,517	$542,201

Options written
	319,101,356	3,241,991

Option closed
	(90,001,502)	(1,402,602)

Options expired
	(122,700,154)	(1,160,655)

Outstanding, end of period
	145,600,217	$1,220,935

High Income Fund

Outstanding, beginning of period	196,000,000	$3,523,100

Options written	-	-

Options closed	(98,000,000)	(1,808,100)

Options expired	(98,000,000)	(1,715,000)

Outstanding, end of period	-	-

Real Return Bond Fund

Outstanding, beginning of period	189,700,203	$2,090,655

Options written	654,900,364	4,456,168

Options closed	(369,200,364)	(2,964,638)

Options expired	(37,100,203)	(285,649)

Outstanding, end of period	438,300,000	$3,296,536

Strategic Bond Fund

Outstanding, beginning of period	169	$70,897

Options written	607	304,111

Options closed	(193)	(60,482)

Options expired	(391)	(202,566)

Outstanding, end of period	192	$111,960

Total Return Fund

Outstanding, beginning of period	277,500,000	$2,572,417

Options written	1,300,404,375	10,500,960

Options closed	(352,703,467)	(4,823,622)

Options expired	(318,900,718)	(2,278,649)

Outstanding, end of period	906,300,190	$5,971,106

Value & Restructuring Fund

Outstanding, beginning of period	-	-

Options written	2,311	153,002

Options closed	(230)	(7,572)

Options expired	(1,115)	(67,344)

Outstanding, end of period	966	$78,086

Options on Securities

Value & Restructuring Fund

The Fund used written options to enhance potential gain.

				Number
		Exercise	Expiration	of
Fund	Name of Issuer	Price	Date	Contracts	Premium	Value

Value & Restructuring
Fund	Calls

	Alpha Natural Resources,
	Inc.	$60.00	Jun 2010	170	$17,213	($850)

	Consol Energy, Inc.	65.00	Oct 2010	75	4,175	(1,125)

	Devon Energy Corp.	80.00	Jul 2010	102	5,008	(1,530)

	Petrohawk Energy Corp.	25.00	Jun 2010	85	2,890	(340)

	PPG Industries, Inc.	70.00	Jun 2010	70	8,190	(1,225)

	PPG Industries, Inc.	75.00	Jun 2010	45	3,105	(450)

	RSC Holdings, Inc.	10.00	Sep 2010	40	960	(1,400)

	Ryder System, Inc.	47.50	Jun 2010	45	6,036	(2,813)

	Southern Copper Corp.	35.00	Jun 2010	90	8,010	(450)

	Stanley Black & Decker,
	Inc.	67.50	Jun 2010	69	6,245	(690)

	Stanley Black & Decker,
	Inc.	65.00	Jul 2010	135	13,304	(3,780)

	Union Pacific Corp.	80.00	Jun 2010	40	2,951	(640)

				966	$78,087	($15,293)

Options on Exchange-Traded Futures Contracts

Global Bond Fund

The Fund used written options to manage against anticipated interest rate changes.

		Exercise	Expiration	Number of
Fund	Name of Issuer	Price	Date	Contracts	Premium	Value

Global Bond Fund	Puts

	U.S. Treasury 10-Year Note Futures	$118.50	Jun 2010	139	$62,871	($80,359)

	U.S. Treasury 10-Year Note Futures	119.500	Jun 2010	78	57,086	(74,344)

				139	$62,871	($80,359)

Strategic Bond Fund

The Fund used written options to manage against anticipated interest rate changes.

		Exercise	Expiration	Number of
Fund	Name of Issuer	Price	Date	Contracts	Premium	Value

Strategic Bond Fund	Calls

	Eurodollar Futures	$98.750	Mar 2011	20	$19,435	($21,250)

	Eurodollar Futures	98.875	Mar 2011	18	15,241	(15,300)

	Eurodollar Futures	99.125	Sep 2010	23	17,175	(11,500)

	U.S. Treasury 10 - Year Note Futures	119.000	Aug 2010	20	7,435	(46,563)

	U.S. Treasury 10 - Year Note Futures	121.000	May 2010	17	4,992	(5,578)

				98	$64,278	($100,191)

	Puts

	Eurodollar Futures	$98.625	Sep 2010	46	$7,901	($8,625)

	Eurodollar Futures	98.750	Mar 2011	20	18,122	(15,000)

Eurodollar Futures	98.875	Mar 2011	18	17,941	(15,300)

U.S. Treasury 10 - Year Note Futures	111.000	Aug 2010	10	3,718	(1,406)

			94	$47,682	($40,331)

Total Return Fund

The Fund used written options to manage against anticipated interest rate changes.

		Exercise	Expiration	Number of
Fund	Name of Issuer	Price	Date	Contracts	Premium	Value

Total Return Fund	Calls

	U.S. Treasury 10-Year Note Futures	$120.00	Aug 2010	78	$51,680	($140,156)

	Puts

	U.S. Treasury 10-Year Note Futures	$114.00	Aug 2010	112	$60,939	($35,000)

Foreign Currency Options

Global Bond Fund

The Fund used written options to enhance potential gain.

						USD
		Exercise	Expiration		Notional	Notional
Fund	Name of Issuer	Price	Date		Amount	Amount	Premium	Value

Global Bond Fund	Calls

	Euro versus U.S. Dollar	1.320	Jun 2010	EUR	2,400,000	$2,945,161	$24,769	($144)

	Euro versus U.S. Dollar	1.345	Jun 2010	EUR	3,900,000	4,785,887	29,288	(5)

U.S. Dollar versus Mexican Peso	16.250	Sep 2010	USD	3,000,000	3,000,000	82,200	(6,174)

U.S. Dollar versus South Korean
Won	1,195.00	Jun 2010	USD	2,500,000	2,500,000	22,625	(55,998)

U.S. Dollar versus South Korean
Won	1,500.00	Sep 2010	USD	3,000,000	3,000,000	33,225	(9,582)

				14,800,000	$16,231,048	$192,107	($71,903)

Real Return Bond Fund

The Fund used written options to enhance potential gain.

						USD
		Exercise	Expiration		Notional	Notional
Fund	Name of Issuer	Price	Date		Amount	Amount	Premium	Value

Real Return Bond	Puts

	U.S. Dollar versus Japanese Yen	$90.00	Jul 2010	USD	1,200,000	1,200,000	$11,220	($18,806)

	U.S. Dollar versus Japanese Yen	90.00	Jul 2010	USD	2,400,000	2,400,000	21,540	(37,613)

					3,600,000	$3,600,000	$32,760	($56,419)

Total Return Fund

The Fund used written options to enhance potential gain.

						USD
		Exercise	Expiration		Notional	Notional
Fund	Name of Issuer	Price	Date		Amount	Amount	Premium	Value

Total Return Fund	Puts

	U.S. Dollar versus Japanese Yen	$90.00	Jul 2010	USD	10,500,000	10,500,000	$99,881	($164,556)

	U.S. Dollar versus Japanese Yen	90.00	Jul 2010	USD	8,300,000	8,300,000	77,058	(130,078)

					18,800,000	18,800,000	$176,939	($294,634)

Interest Rate Swaptions

Global Bond Fund

The Fund used written interest rate swaptions to enhance potential gain, hedge against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

				Pay/Receive
			Floating	Floating	Exercise	Expiration		Notional
Fund	Name of Issuer	Counterparty	Rate Index	Rate	Rate	Date		Amount	Premium	Value

Global
Bond
Fund	Calls

			3 Month
	10-Year Interest Rate	JP Morgan Chase	USD-
	Swap	Bank	LIBOR	Receive	3.25%	Aug 2010	USD	6,400,000	$39,040	($72,508)

		Morgan Stanley	3 Month
	10-Year Interest Rate	Capital Services,	USD-
	Swap	Inc.	LIBOR	Receive	3.25%	Oct 2010	USD	43,300,000	290,111	(619,779)

			3 Month
	10-Year Interest Rate	JP Morgan Chase	USD-
	Swap	Bank	LIBOR	Receive	3.50%	Aug 2010	USD	4,800,000	41,280	(98,342)

			3 Month
	10-Year Interest Rate	Bank of America	USD-
	Swap	N.A.	LIBOR	Receive	3.50%	Jun 2010	USD	3,600,000	23,040	(47,863)

								58,100,000	$393,471	($838,492)

	Puts

			3 Month
	10-Year Interest Rate	Bank of America	USD-
	Swap	N.A.	LIBOR	Receive	4.50%	Jun 2010	USD	3,600,000	$14,400	($2)

			3 Month
	10-Year Interest Rate	JP Morgan Chase	USD-
	Swap	Bank	LIBOR	Receive	4.50%	Aug 2010	USD	11,200,000	40,000	(15,595)

			3 Month
	10-Year Interest Rate		USD-
	Swap	Citibank N. A.	LIBOR	Receive	4.50%	Jun 2010	USD	8,000,000	75,000	(4)

	Morgan Stanley	3 Month
10-Year Interest Rate	Capital Services,	USD-
Swap	Inc.	LIBOR	Receive	5.00%	Oct 2010	USD	43,300,000	346,400	(58,290)

	Morgan Stanley	3 Month
10-Year Interest Rate	Capital Services,	USD-
Swap	Inc.	LIBOR	Receive	10.00%	Jul 2012	USD	6,600,000	39,600	(10,332)

							72,700,000	$515,400	($84,223)

Real Return Bond Fund

The Fund used written interest rate swaptions to enhance potential gain and hedge against anticipated interest rate changes.

				Pay/Receive
			Floating	Floating	Exercise	Expiration		Notional
Fund	Name of Issuer	Counterparty	Rate Index	Rate	Rate	Date		Amount	Premium	Value

Real
Return
Bond
Fund	Calls

			3 Month
	10-Year Interest Rate		USD-
	Swap	Citibank N. A.	LIBOR	Receive	3.25%	Oct 2010	USD	2,600,000	$11,830	($37,215)

			3 Month
	10-Year Interest Rate	JP Morgan Chase	USD-
	Swap	Bank	LIBOR	Receive	3.25%	Aug 2010	USD	14,700,000	89,670	(166,542)

			3 Month
	10-Year Interest Rate		USD-
	Swap	Citibank N. A.	LIBOR	Receive	3.25%	Aug 2010	USD	14,500,000	39,150	(164,276)

		Goldman Sachs	3 Month
	10-Year Interest Rate	Capital Markets,	USD-
	Swap	L.P.	LIBOR	Receive	3.25%	Aug 2010	USD	3,000,000	7,500	(33,988)

			3 Month
	10-Year Interest Rate	Bank of America	USD-
	Swap	N.A.	LIBOR	Receive	3.25%	Aug 2010	USD	17,300,000	64,300	(195,999)

			3 Month
	10-Year Interest Rate		USD-
	Swap	BNP Paribas	LIBOR	Receive	3.25%	Oct 2010	USD	22,700,000	100,870	(324,919)

	Morgan Stanley	3 Month
10-Year Interest Rate	Capital Services,	USD-
Swap	Inc.	LIBOR	Receive	3.25%	Oct 2010	USD	2,000,000	13,400	(28,627)

		3 Month
10-Year Interest Rate	The Royal Bank of	USD-
Swap	Scotland PLC	LIBOR	Receive	3.25%	Oct 2010	USD	4,700,000	23,030	(67,274)

	Goldman Sachs	3 Month
10-Year Interest Rate	Capital Markets,	USD-
Swap	L.P.	LIBOR	Receive	3.25%	Oct 2010	USD	16,000,000	43,650	(229,018)

		3 Month
10-Year Interest Rate	The Royal Bank of	USD-
Swap	Scotland PLC	LIBOR	Receive	3.50%	Aug 2010	USD	14,800,000	112,480	(303,223)

	Goldman Sachs	3 Month
10-Year Interest Rate	Capital Markets,	USD-
Swap	L.P.	LIBOR	Receive	3.50%	Aug 2010	USD	9,000,000	61,200	(184,392)

		3 Month
10-Year Interest Rate		USD-
Swap	Citibank N. A.	LIBOR	Receive	3.50%	Jun 2010	USD	22,700,000	220,580	(301,801)

	Morgan Stanley	3 Month
10-Year Interest Rate	Capital Services,	USD-
Swap	Inc.	LIBOR	Receive	3.50%	Jun 2010	USD	5,600,000	7,840	(74,453)

							149,600,000	$795,500	($2,111,727)

Puts

		3 Month
	The Royal Bank of	USD-
5-Year Interest Rate Swap	Scotland PLC	LIBOR	Receive	4.00%	Dec 2010	USD	9,000,000	$61,725	($16,196)

		3 Month
	Barclays Bank	USD-
5-Year Interest Rate Swap	PLC	LIBOR	Receive	5.00%	Jun 2010	USD	13,000,000	136,500	(1)

		3 Month
	Deutsche Bank	USD-
5-Year Interest Rate Swap	AG	LIBOR	Receive	5.00%	Aug 2010	USD	26,000,000	280,136	(49)

		3 Month
	The Royal Bank of	USD-
7-Year Interest Rate Swap	Scotland PLC	LIBOR	Receive	5.365%	Sep 2010	USD	17,000,000	279,890	(746)

	Goldman Sachs	3 Month
	Capital Markets,	USD-
7-Year Interest Rate Swap	L.P.	LIBOR	Receive	5.365%	Sep 2010	USD	5,000,000	160,750	(220)

		3 Month
	JP Morgan Chase	USD-
7-Year Interest Rate Swap	Bank	LIBOR	Receive	6.00%	Aug 2010	USD	5,000,000	41,457	(7)

		3 Month
	The Royal Bank of	USD-
7-Year Interest Rate Swap	Scotland PLC	LIBOR	Receive	6.00%	Aug 2010	USD	12,300,000	96,700	(16)

		3 Month
	The Royal Bank of	USD-
7-Year Interest Rate Swap	Scotland PLC	LIBOR	Receive	6.00%	Aug 2010	USD	2,500,000	24,689	(14)

		3 Month
10-Year Interest Rate	The Royal Bank of	USD-
Swap	Scotland PLC	LIBOR	Receive	4.50%	Aug 2010	USD	14,800,000	76,960	(20,608)

	Goldman Sachs	3 Month
10-Year Interest Rate	Capital Markets,	USD-
Swap	L.P.	LIBOR	Receive	4.50%	Aug 2010	USD	9,000,000	53,100	(12,532)

		3 Month
10-Year Interest Rate		USD-
Swap	Citibank N. A.	LIBOR	Receive	4.50%	Jun 2010	USD	22,700,000	222,454	(11)

		3 Month
10-Year Interest Rate	JP Morgan Chase	USD-
Swap	Bank	LIBOR	Receive	4.50%	Aug 2010	USD	14,700,000	45,570	(20,468)

	Morgan Stanley	3 Month
10-Year Interest Rate	Capital Services,	USD-
Swap	Inc.	LIBOR	Receive	4.50%	Jun 2010	USD	5,600,000	22,960	(3)

		3 Month
10-Year Interest Rate		USD-
Swap	Citibank N. A.	LIBOR	Receive	4.75%	Aug 2010	USD	14,500,000	64,525	(8,883)

	Goldman Sachs	3 Month
10-Year Interest Rate	Capital Markets,	USD-
Swap	L.P.	LIBOR	Receive	4.75%	Aug 2010	USD	3,000,000	17,925	(1,838)

		3 Month
10-Year Interest Rate	Bank of America	USD-
Swap	N.A.	LIBOR	Receive	4.75%	Aug 2010	USD	17,300,000	148,200	(10,598)

		3 Month
10-Year Interest Rate		USD-
Swap	Citibank N. A.	LIBOR	Receive	5.00%	Oct 2010	USD	2,600,000	12,350	(3,500)

		3 Month
10-Year Interest Rate		USD-
Swap	BNP Paribas	LIBOR	Receive	5.00%	Oct 2010	USD	22,700,000	146,330	(30,559)

	Morgan Stanley	3 Month
10-Year Interest Rate	Capital Services,	USD-
Swap	Inc.	LIBOR	Receive	5.00%	Oct 2010	USD	2,000,000	16,000	(2,692)

		3 Month
10-Year Interest Rate	The Royal Bank of	USD-
Swap	Scotland PLC	LIBOR	Receive	5.00%	Oct 2010	USD	4,700,000	46,530	(6,327)

	Goldman Sachs	3 Month
10-Year Interest Rate	Capital Markets,	USD-
Swap	L.P.	LIBOR	Receive	5.00%	Oct 2010	USD	16,000,000	129,875	(21,539)

		3 Month
10-Year Interest Rate	The Royal Bank of	USD-
Swap	Scotland PLC	LIBOR	Receive	10.00%	Jul 2012	USD	4,200,000	28,560	(6,575)

	Morgan Stanley	3 Month
10-Year Interest Rate	Capital Services,	USD-
Swap	Inc.	LIBOR	Receive	10.00%	Jul 2012	USD	2,400,000	15,840	(3,757)

							156,200,000	$1,047,179	($149,890)

Total Return Fund

The Fund used written interest rate swaptions to enhance potential gain and maintain diversity and liquidity of the Fund and hedge against anticipated interest rate changes.

				Pay/Receive
			Floating	Floating	Exercise	Expiration		Notional
Fund	Name of Issuer	Counterparty	Rate Index	Rate	Rate	Date		Amount	Premium	Value

Total
Return
Fund	Calls

			3 Month
	10-Year Interest Rate		USD-
	Swap	Citibank N. A.	LIBOR	Receive	3.25%	Aug 2010	USD	$16,800,000	$75,600	($190,334)

			3 Month
	10-Year Interest Rate	Bank of America	USD-
	Swap	N.A.	LIBOR	Receive	3.25%	Aug 2010	USD	11,000,000	37,950	(124,623)

			3 Month
	10-Year Interest Rate		USD-
	Swap	BNP Paribas	LIBOR	Receive	3.25%	Oct 2010	USD	26,900,000	124,130	(385,036)

			3 Month
	10-Year Interest Rate	Barclays Bank	USD-
	Swap	PLC	LIBOR	Receive	3.25%	Aug 2010	USD	6,000,000	23,105	(67,976)

		3 Month
10-Year Interest Rate	The Royal Bank of	USD-
Swap	Scotland PLC	LIBOR	Receive	3.25%	Aug 2010	USD	15,400,000	63,140	(174,473)

		3 Month
10-Year Interest Rate	Credit Suisse	USD-
Swap	International	LIBOR	Receive	3.25%	Oct 2010	USD	28,300,000	164,140	(405,075)

		3 Month
10-Year Interest Rate	JP Morgan Chase	USD-
Swap	Bank	LIBOR	Receive	3.25%	Aug 2010	USD	49,900,000	236,890	(565,337)

		3 Month
10-Year Interest Rate		USD-
Swap	Citibank N. A.	LIBOR	Receive	3.25%	Jan 2011	USD	8,900,000	48,950	(154,594)

		3 Month
10-Year Interest Rate	Bank of America	USD-
Swap	N.A.	LIBOR	Receive	3.50%	Jun 2010	USD	8,700,000	51,950	(115,668)

		3 Month
10-Year Interest Rate		USD-
Swap	Citibank N. A.	LIBOR	Receive	3.50%	Jun 2010	USD	16,500,000	165,000	(219,371)

		3 Month
10-Year Interest Rate	Barclays Bank	USD-
Swap	PLC	LIBOR	Receive	3.50%	Jun 2010	USD	6,300,000	30,920	(83,760)

	Morgan Stanley	3 Month
10-Year Interest Rate	Capital Services,	USD-
Swap	Inc.	LIBOR	Receive	3.50%	Jun 2010	USD	25,700,000	78,855	(341,687)

		3 Month
10-Year Interest Rate	Barclays Bank	USD-
Swap	PLC	LIBOR	Receive	3.50%	Aug 2010	USD	19,800,000	95,040	(405,662)

		3 Month
10-Year Interest Rate	The Royal Bank of	USD-
Swap	Scotland PLC	LIBOR	Receive	3.50%	Aug 2010	USD	21,900,000	165,165	(448,687)

		3 Month
10-Year Interest Rate	Deutsche Bank	USD-
Swap	AG	LIBOR	Receive	3.50%	Aug 2010	USD	3,100,000	26,970	(63,513)

							$265,200,000	$1,387,805	($3,745,796)

Puts

	Morgan Stanley	3 Month
	Capital Services,	USD-
5-Year Interest Rate Swap	Inc.	LIBOR	Receive	4.00%	Oct 2010	USD	$9,600,000	$50,400	($10,609)

	Morgan Stanley	3 Month
	Capital Services,	USD-
5-Year Interest Rate Swap	Inc.	LIBOR	Receive	4.00%	Dec 2010	USD	50,100,000	315,630	(90,160)

		3 Month
	The Royal Bank of	USD-
5-Year Interest Rate Swap	Scotland PLC	LIBOR	Receive	4.00%	Dec 2010	USD	10,900,000	70,240	(19,616)

	Morgan Stanley	3 Month
	Capital Services,	USD-
5-Year Interest Rate Swap	Inc.	LIBOR	Receive	5.00%	Jun 2010	USD	15,000,000	160,500	(2)

		3 Month
	Barclays Bank	USD-
5-Year Interest Rate Swap	PLC	LIBOR	Receive	5.00%	Jun 2010	USD	24,000,000	235,620	(2)

		3 Month
		USD-
5-Year Interest Rate Swap	BNP Paribas	LIBOR	Receive	5.00%	Jun 2010	USD	4,000,000	36,700	-

		3 Month
	Deutsche Bank	USD-
5-Year Interest Rate Swap	AG	LIBOR	Receive	5.00%	Jun 2010	USD	11,000,000	145,200	(1)

		3 Month
	The Royal Bank of	USD-
5-Year Interest Rate Swap	Scotland PLC	LIBOR	Receive	5.00%	Jun 2010	USD	11,000,000	159,225	(1)

		3 Month
	JP Morgan Chase	USD-
5-Year Interest Rate Swap	Bank	LIBOR	Receive	5.50%	Aug 2010	USD	5,000,000	53,955	(10)

		3 Month
	The Royal Bank of	USD-
5-Year Interest Rate Swap	Scotland PLC	LIBOR	Receive	5.50%	Aug 2010	USD	10,000,000	77,719	(19)

		3 Month
	Barclays Bank	USD-
5-Year Interest Rate Swap	PLC	LIBOR	Receive	5.50%	Aug 2010	USD	11,000,000	85,467	(21)

		3 Month
	Merrill Lynch	USD-
5-Year Interest Rate Swap	Capital Services	LIBOR	Receive	5.80%	Jun 2010	USD	1,000,000	5,625	-

		3 Month
	JP Morgan Chase	USD-
7-Year Interest Rate Swap	Bank	LIBOR	Receive	6.00%	Aug 2010	USD	15,000,000	123,488	(20)

		3 Month
	The Royal Bank of	USD-
7-Year Interest Rate Swap	Scotland PLC	LIBOR	Receive	6.00%	Aug 2010	USD	71,000,000	540,855	(92)

		3 Month
	Deutsche Bank	USD-
7-Year Interest Rate Swap	AG	LIBOR	Receive	6.00%	Aug 2010	USD	4,000,000	31,355	(5)

		3 Month
	Barclays Bank	USD-
7-Year Interest Rate Swap	PLC	LIBOR	Receive	6.00%	Aug 2010	USD	4,500,000	31,275	(6)

		3 Month
10-Year Interest Rate	Bank of America	USD-
Swap	N.A.	LIBOR	Receive	4.50%	Jun 2010	USD	8,700,000	43,950	(4)

		3 Month
10-Year Interest Rate		USD-
Swap	Citibank N. A.	LIBOR	Receive	4.50%	Jun 2010	USD	16,500,000	162,525	(8)

		3 Month
10-Year Interest Rate	Barclays Bank	USD-
Swap	PLC	LIBOR	Receive	4.50%	Jun 2010	USD	6,300,000	18,990	(3)

	Morgan Stanley	3 Month
10-Year Interest Rate	Capital Services,	USD-
Swap	Inc.	LIBOR	Receive	4.50%	Jun 2010	USD	25,700,000	74,988	(13)

		3 Month
10-Year Interest Rate	Barclays Bank	USD-
Swap	PLC	LIBOR	Receive	4.50%	Aug 2010	USD	19,800,000	134,639	(27,570)

		3 Month
10-Year Interest Rate		USD-
Swap	Citibank N. A.	LIBOR	Receive	4.50%	Aug 2010	USD	16,800,000	61,320	(23,392)

		3 Month
10-Year Interest Rate	The Royal Bank of	USD-
Swap	Scotland PLC	LIBOR	Receive	4.50%	Aug 2010	USD	21,900,000	114,630	(30,494)

		3 Month
10-Year Interest Rate	Deutsche Bank	USD-
Swap	AG	LIBOR	Receive	4.50%	Aug 2010	USD	3,100,000	11,780	(4,316)

		3 Month
10-Year Interest Rate	JP Morgan Chase	USD-
Swap	Bank	LIBOR	Receive	4.50%	Aug 2010	USD	28,300,000	87,730	(39,405)

		3 Month
10-Year Interest Rate		USD-
Swap	Citibank N. A.	LIBOR	Receive	4.75%	Aug 2010	USD	7,000,000	76,300	(4,288)

		3 Month
10-Year Interest Rate	Bank of America	USD-
Swap	N.A.	LIBOR	Receive	4.75%	Aug 2010	USD	11,000,000	83,950	(6,739)

		3 Month
10-Year Interest Rate	Barclays Bank	USD-
Swap	PLC	LIBOR	Receive	4.75%	Aug 2010	USD	6,000,000	33,755	(3,676)

		3 Month
10-Year Interest Rate	The Royal Bank of	USD-
Swap	Scotland PLC	LIBOR	Receive	4.75%	Aug 2010	USD	15,400,000	72,380	(9,434)

		3 Month
10-Year Interest Rate	JP Morgan Chase	USD-
Swap	Bank	LIBOR	Receive	4.75%	Aug 2010	USD	21,600,000	93,420	(13,232)

		3 Month
10-Year Interest Rate		USD-
Swap	BNP Paribas	LIBOR	Receive	5.00%	Oct 2010	USD	26,900,000	253,350	(36,213)

		3 Month
10-Year Interest Rate	Credit Suisse	USD-
Swap	International	LIBOR	Receive	5.00%	Oct 2010	USD	28,300,000	206,589	(38,097)

		3 Month
10-Year Interest Rate		USD-
Swap	Citibank N. A.	LIBOR	Receive	5.00%	Jan 2011	USD	8,900,000	72,090	(37,772)

		3 Month
10-Year Interest Rate	JP Morgan Chase	USD-
Swap	Bank	LIBOR	Receive	6.00%	Aug 2010	USD	6,000,000	54,370	(34)

		3 Month
10-Year Interest Rate	The Royal Bank of	USD-
Swap	Scotland PLC	LIBOR	Receive	6.00%	Aug 2010	USD	26,000,000	205,035	(148)

		3 Month
10-Year Interest Rate	Barclays Bank	USD-
Swap	PLC	LIBOR	Receive	6.00%	Aug 2010	USD	3,000,000	23,250	(17)

	Morgan Stanley	3 Month
10-Year Interest Rate	Capital Services,	USD-
Swap	Inc.	LIBOR	Receive	10.00%	Jul 2012	USD	11,300,000	68,083	(17,689)

							$318,500,000	$1,953,124	($292,544)

Credit Default Swaptions

Total Return Fund

The Fund used written credit default swaptions to enhance potential gain and maintain diversity and liquidity of the Fund.

			Floating	Pay/Receive					USD
			Rate	Floating	Exercise	Expiration		Notional	Notional
Fund	Name of Issuer	Counterparty	Index	Rate	Rate	Date		Amount	Amount	Premium	Value

Total
Return
Fund	Calls

		Morgan Stanley
		Capital	DJ
	5-Year Credit Default Swap	Services, Inc.	ITRAXX	Receive	0.70%	Jun 2010	EUR	2,100,000	$2,577,016	$4,761	($214)

		JP Morgan
	5-Year Credit Default Swap	Chase Bank	CDX.IG13	Receive	0.80%	Jun 2010	USD	3,400,000	3,400,000	6,800	(1,473)

		Bank of
	5-Year Credit Default Swap	America N.A.	CDX.IG13	Receive	0.80%	Jun 2010	USD	3,900,000	3,900,000	6,825	(1,580)

		Barclays Bank
	5-Year Credit Default Swap	PLC	CDX.IG13	Receive	0.80%	Jun 2010	USD	2,600,000	2,600,000	4,420	(881)

		Morgan Stanley
		Capital
	5-Year Credit Default Swap	Services, Inc.	CDX.IG14	Receive	0.80%	Jul 2010	USD	1,300,000	1,300,000	1,820	(1,516)

			DJ
	5-Year Credit Default Swap	BNP Paribas	ITRAXX	Receive	0.80%	Sep 2010	EUR	1,500,000	1,840,726	3,173	(3,015)

								14,800,000	$15,617,742	$27,799	($8,679)

	Puts

		JP Morgan
	5-Year Credit Default Swap	Chase Bank	CDX.IG13	Receive	1.30%	Jun 2010	USD	3,400,000	$3,400,000	$7,225	($4,018)

		Bank of
	5-Year Credit Default Swap	America N.A.	CDX.IG13	Receive	1.30%	Jun 2010	USD	3,900,000	3,900,000	9,345	(6,467)

		Barclays Bank
	5-Year Credit Default Swap	PLC	CDX.IG13	Receive	1.30%	Jun 2010	USD	2,600,000	2,600,000	6,240	(4,126)

		Morgan Stanley
		Capital	DJ
	5-Year Credit Default Swap	Services, Inc.	ITRAXX	Receive	1.40%	Jun 2010	EUR	2,100,000	2,577,016	5,471	(5,338)

			DJ
	5-Year Credit Default Swap	BNP Paribas	ITRAXX	Receive	1.50%	Sep 2010	EUR	1,500,000	1,840,726	9,616	(14,068)

	Morgan Stanley
	Capital
5-Year Credit Default Swap	Services, Inc.	CDX.IG14	Receive	1.60%	Jul 2010	USD	1,300,000	1,300,000	3,510	(4,769)

							14,800,000	$15,617,742	$41,407	($38,786)

Inflation Floors

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate (based on the Consumer Price Index or other measure), or “floor”.

Real Return Bond Fund

The Fund used written inflation floor options to enhance potential gain.

			Strike		Expiration		Notional
Fund	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value

				Maximum of (-1.00% -
Real Return	Floor- OTC CPURNSA			Index Final/Index Initial -
Bond Fund	Index	Citibank NA	215.949	1)) or $0	Mar 2020	USD	12,300,000	$103,980	($113,260)

				Maximum of (-1.00% -
	Floor- OTC CPURNSA	Deutsche Bank		Index Final/Index Initial -
	Index	AG	215.949	1)) or $0	Mar 2020	USD	2,900,000	21,750	(19,665)

				Maximum of (-1.00% -
	Floor- OTC CPURNSA			Index Final/Index Initial -
	Index	Citibank NA	216.687	1)) or $0	Apr 2020	USD	23,900,000	213,520	(222,663)

							39,100,000	$339,250	($355,588)

Total Return Fund

The Fund used written inflation floor options to enhance potential gain.

			Strike		Expiration		Notional
Fund	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value

				Maximum of (-1.00% -
Total Return	Floor- OTC CPURNSA	Deutsche Bank		Index Final/Index Initial -
Fund	Index	AG	215.949	1)) or $0	Mar 2020	USD	1,600,000	$12,000	($10,850)

				Maximum of (-1.00% -
	Floor- OTC CPURNSA			Index Final/Index Initial -
	Index	Citibank NA	215.949	1)) or $0	Mar 2020	USD	4,500,000	38,060	(41,436)

				Maximum of (-1.00% -
	Floor- OTC CPURNSA			Index Final/Index Initial -
	Index	Citibank NA	216.687	1)) or $0	Apr 2020	USD	11,000,000	98,100	(102,481)

							17,100,000	$148,160	($154,767)

Interest rate swaps Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Funds settle accrued net interest receivable or payable under the swap contracts on a periodic basis. Swaps are marked to market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as an unrealized appreciation/depreciation of swap contracts.

The following table summarizes the contracts held at May 31, 2010 and the range of contracts notional amounts held by the Funds during the nine month period ended May 31, 2010. In addition the table details how the Funds used interest rate swap contracts during the nine month period ended May 31, 2010.

Global Bond Fund

The Fund used interest rate swaps to enhance potential gain, manage duration of the Fund and hedge against anticipated interest rate changes. During the nine month period ended May 31, 2010, the Fund held interest rate swaps with total USD notional amounts ranging approximately from $140.1 million to $301.1 million.

				USD		Payments		Unamortized	Unrealized
		Notional		Notional	Payments Made	Received by	Maturity	Upfront	Appreciation
Fund	Counterparty	Amount	Currency	Amount	by Fund	Fund	Date	Payment	(Depreciation)	Value

Global Bond Fund

	Bank of America						Jun
	N.A.	3,250,000,000	JPY	$35,091,508	6 Month LIBOR	Fixed 1.000%	2011	$191,489	$15,049	$206,538

	Bank of America						Jun
	N.A.	830,000,000	JPY	9,057,082	6 Month LIBOR	Fixed 1.500%	2020	(50,498)	189,206	138,708

	Bank of America						Jun
	N.A.	800,000,000	JPY	8,500,691	6 Month LIBOR	Fixed 2.150%	2035	(32,558)	103,734	71,176

	Barclays Bank PLC						Jun
		2,310,000,000	JPY	24,545,744	6 Month LIBOR	Fixed 1.500%	2020	297,752	88,290	386,042

					3 Month BBR-		Dec
	Credit Suisse	12,100,000	AUD	10,886,973	BBSW	Fixed 5.750%	2012	1,448	52,577	54,025

	Deutsche Bank AG						Jun
		4,000,000,000	JPY	41,627,641	6 Month LIBOR	Fixed 1.000%	2011	152,924	101,276	254,200

	Deutsche Bank AG				6 Month BBR-		Dec
		9,900,000	AUD	8,203,140	BBSW	Fixed 6.000%	2020	45,072	(3,424)	41,648

	Goldman Sachs				3 Month BBR-		Dec
		34,900,000	AUD	31,401,270	BBSW	Fixed 5.750%	2012	(5,558)	161,383	155,825

	JP Morgan Chase						Dec
	Bank	4,300,000	CAD	4,106,776	3 Month BA-CDOR	Fixed 5.800%	2023	23,350	63,538	86,888

	The Royal Bank of						Jun
	Scotland PLC	10,170,000,000	JPY	110,759,268	6 Month LIBOR	Fixed 1.000%	2011	606,250	40,054	646,304

	The Royal Bank of						Jun
	Scotland PLC	4,900,000	CAD	4,714,031	3 Month BA-CDOR	Fixed 3.750%	2020	(96,166)	109,588	13,422

	The Royal Bank of						Jun
	Scotland PLC	260,000,000	JPY	2,788,802	6 Month LIBOR	Fixed 1.500%	2020	(12,488)	55,939	43,451

							Jun
	UBS AG	550,000,000	JPY	5,844,225	6 Month LIBOR	Fixed 2.150%	2035	(22,208)	71,142	48,934

				$297,527,151				$1,098,809	$1,048,352	$2,147,161

Investment Quality Bond Fund

The Fund used interest rate swaps to enhance potential gain, manage duration of the Fund and hedge against anticipated interest rate changes.

During the nine month period ended May 31, 2010, the Fund held interest rate swaps with total USD notional amounts ranging from approximately $3.4 million to $44.1 million.

				USD		Payments		Unamortized	Unrealized
		Notional		Notional	Payments Made	Received by	Maturity	Upfront	Appreciation
Fund	Counterparty	Amount	Currency	Amount	by Fund	Fund	Date	Payment	(Depreciation)	Value

Investment Quality Bond Fund

	JP Morgan Chase						Dec
	Bank	2,480,000	USD	$2,480,000	FIXED 4.3175%	3 Month LIBOR	2028	-	($194,610)	($194,610)

	JP Morgan Chase
	Bank	925,000	USD	925,000	FIXED 3.425%	3 Month LIBOR	Jul 2039	-	82,352	82,352

				$3,405,000				-	($112,258)	($112,258)

Real Return Bond Fund

The Fund used interest rate swaps to enhance potential gain, manage duration of the Fund and hedge against anticipated interest rate changes. During the nine month period ended May 31, 2010, the Fund held interest rate swaps with total USD notional amounts ranging from approximately $63.3 million to $122.3 million.

				USD		Payments		Unamortized	Unrealized
		Notional		Notional	Payments Made	Received by	Maturity	Upfront	Appreciation
Fund	Counterparty	Amount	Currency	Amount	by Fund	Fund	Date	Payment	(Depreciation)	Value

Real Return Bond Fund

	Barclays Bank PLC						Jan
		16,856,823	BRL	$11,120,393	CDI	Fixed 10.680%	2012	($73,740)	($151,410)	($225,150)

	Barclays Bank PLC						Jan
		4,270,100	BRL	3,603,604	CDI	Fixed 12.285%	2013	20,715	23,913	44,628

							Feb
	BNP Paribas	2,200,000	EUR	2,614,040	FRCPXTOB	Fixed 2.040%	2011	-	80,636	80,636

							Jan
	BNP Paribas	4,459,645	BRL	3,894,170	CDI	Fixed 11.880%	2013	(32,069)	31,016	(1,053)

	Deutsche Bank AG						Dec
		19,400,000	USD	19,400,000	3 Month LIBOR	Fixed 4.000%	2020	934,548	(302,692)	631,856

	Goldman Sachs						Jan
		22,028,492	BRL	18,417,873	CDI	Fixed 11.890%	2013	19,124	(6,140)	12,984

	HSBC Bank						Jan
		5,117,097	BRL	3,819,549	CDI	Fixed 11.670%	2012	53,400	40,795	94,195

							Jan
	HSBC Bank	4,859,985	BRL	3,531,959	CDI	Fixed 11.140%	2012	23,786	13,330	37,116

							Jan
	HSBC Bank	19,351,510	BRL	13,960,820	CDI	Fixed 11.360%	2012	3,331	105,149	108,480

							Jan
	HSBC Bank	4,917,074	BRL	4,226,631	CDI	Fixed 11.890%	2013	10,384	(7,486)	2,898

	JP Morgan Chase						Oct
	Bank	2,700,000	EUR	3,428,053	FRCPXTOB	Fixed 2.028%	2011	-	106,288	106,288

JP Morgan Chase						Jan
Bank	1,428,858	BRL	1,189,189	CDI	Fixed 12.170%	2013	9,343	1,456	10,799

Morgan Stanley
Capital Services, Inc.						Jan
	6,966,905	BRL	4,763,208	CDI	Fixed 10.115%	2012	(67,740)	(235,689)	(303,429)

Morgan Stanley
Capital Services, Inc.						Jan
	4,580,992	BRL	3,444,250	CDI	Fixed 11.600%	2012	24,865	52,750	77,615

Morgan Stanley
Capital Services, Inc.						Jan
	3,921,792	BRL	3,222,342	CDI	Fixed 11.980%	2013	-	8,932	8,932

Morgan Stanley
Capital Services, Inc.						Jun
	2,700,000	USD	2,700,000	3 Month LIBOR	Fixed 4.000%	2020	123,255	15,922	139,177

Royal Bank of						Dec
Scotland PLC	13,400,000	USD	13,400,000	3 Month LIBOR	Fixed 4.000%	2020	632,480	(196,043)	436,437

UBS AG						Oct
	1,800,000	EUR	2,276,369	FRCPXTOB	Fixed 2.095%	2011	-	77,980	77,980

						Jan
UBS AG	3,844,803	BRL	3,263,274	CDI	Fixed 12.070%	2013	(20,768)	39,763	18,995

			$122,275,724				$1,660,914	($301,530)	$1,359,384

Spectrum Income Fund

The Fund used interest rate swaps to enhance potential gain and manage duration of the Fund. During the nine month period ended May 31, 2010, the Fund held interest rateswaps with total USD notional amounts ranging from approximately
$1.2 million to $5.2 million.

				USD		Payments		Unamortized	Unrealized
		Notional		Notional	Payments Made	Received by	Maturity	Upfront	Appreciation
Fund	Counterparty	Amount	Currency	Amount	by Fund	Fund	Date	Payment	(Depreciation)	Value

Spectrum Income Fund

	JP Morgan Chase						Apr
	Bank	3,230,000	USD	$3,230,000	Fixed 1.19%	3 Month LIBOR	2012	-	($6,726)	($6,726)

Strategic Bond Fund

The Fund used interest rate swaps to hedge against anticipated interest rate changes. During the nine month period ended May 31, 2010, the Fund held interest rate swaps with total USD notional amount as represented below.

				USD		Payments		Unamortized	Unrealized
		Notional		Notional	Payments Made	Received by	Maturity	Upfront	Appreciation
Fund	Counterparty	Amount	Currency	Amount	by Fund	Fund	Date	Payment	(Depreciation)	Value

Strategic Bond Fund

	JP Morgan Chase						Feb
	Bank	1,647,000	USD	$1,647,000	Fixed *	3 Month LIBOR	2025	-	($76,849)	($76,849)

	Morgan Stanley
	Capital Services, Inc.						Feb
		2,970,000	USD	2,970,000	Fixed *	3 Month LIBOR	2025	-	(146,523)	(146,523)

	Morgan Stanley
	Capital Services, Inc.						Nov
		2,860,000	USD	2,860,000	Fixed *	3 Month LIBOR	2027	-	(134,914)	(134,914)

				$7,477,000				-	($358,286)	($358,286)
* No payments made by the Fund until maturity. Payment amount is derived from subtracting the floating notional amounts from fixed amounts.

Total Return Fund

The Fund used interest rate swaps to enhance potential gain, manage duration of the Fund and hedge against anticipated interest rate changes.

During the nine month period ended May 31, 2010, the Fund held interest rate swaps with total USD notional amounts ranging from $578.6 million to $828.6 million.

				USD		Payments		Unamortized	Unrealized
		Notional		Notional	Payments Made	Received by	Maturity	Upfront	Appreciation
Fund	Counterparty	Amount	Currency	Amount	by Fund	Fund	Date	Payment	(Depreciation)	Value

Total Return Fund

	Bank of America						Dec
	N.A.	15,100,000	USD	$15,100,000	3 Month LIBOR	Fixed 3.000%	2010	$171,749	$208,885	$380,634

							Jan
	Barclays Bank PLC	713,449	BRL	383,992	CDI	Fixed 10.600%	2012	-	(1,991)	(1,991)

							Jan
	Barclays Bank PLC	788,851	BRL	568,828	CDI	Fixed 10.835%	2012	1,683	(112)	1,571

							Jun
	Barclays Bank PLC	1,900,000	USD	1,900,000	3 Month LIBOR	Fixed 4.000%	2017	74,670	51,270	125,940

							Dec
	Barclays Bank PLC	15,700,000	USD	15,700,000	3 Month LIBOR	Fixed 4.000%	2017	748,770	4,525	753,295

							Jan
	BNP Paribas	4,055,056	BRL	2,874,313	CDI	Fixed 11.390%	2012	-	(6,099)	(6,099)

							Jan
	BNP Paribas	23,212,322	BRL	20,255,272	CDI	Fixed 12.800%	2013	55,042	262,516	317,558

							Jan
	BNP Paribas	1,102,971	BRL	1,094,901	CDI	Fixed 12.110%	2014	-	4,462	4,462

							Mar
	BNP Paribas	3,500,000	EUR	5,117,176	6 Month EURIBOR	Fixed 4.5%	2014	(41,542)	495,184	453,642

						Jun
Citibank N. A	1,500,000	USD	1,500,000	3 Month LIBOR	Fixed 4.000%	2017	63,750	35,676	99,426

						Dec
Citibank N. A	3,200,000	USD	3,200,000	3 Month LIBOR	Fixed 4.000%	2017	150,400	5,236	155,636

						Jun
Citibank N. A	1,300,000	USD	1,300,000	3 Month LIBOR	Fixed 4.000%	2020	62,920	4,091	67,011

						Dec
Citibank N. A	700,000	USD	700,000	3 Month LIBOR	Fixed 4.000%	2020	29,253	(6,454)	22,799

Credit Suisse						Jan
International	18,062,113	BRL	15,228,639	CDI	Fixed 12.480%	2013	46,762	70,166	116,928

				3 Month BBR-		Jun
Deutsche Bank AG	2,500,000	AUD	1,774,875	BBSW	Fixed 4.500%	2011	6,798	(13,996)	(7,198)

						Jun
Deutsche Bank AG	50,900,000	EUR	76,525,835	6 Month EURIBOR	Fixed 3.000%	2015	127,060	2,409,615	2,536,675

						Dec
Deutsche Bank AG	13,900,000	USD	13,900,000	3 Month LIBOR	Fixed 4.000%	2017	672,950	(6,020)	666,930

						Jun
Deutsche Bank AG	900,000	USD	900,000	3 Month LIBOR	Fixed 4.000%	2020	44,325	2,067	46,392

						Dec
Deutsche Bank AG	3,800,000	USD	3,800,000	3 Month LIBOR	Fixed 4.000%	2020	176,110	(52,344)	123,766

						Jan
Goldman Sachs	236,655	BRL	157,522	CDI	Fixed 10.835%	2012	183	288	471

						Jan
Goldman Sachs	4,088,829	BRL	2,858,905	CDI	Fixed 10.990%	2012	8,777	(2,206)	6,571

						Jan
Goldman Sachs	17,242,540	BRL	14,275,191	CDI	Fixed 11.890%	2013	6,547	3,616	10,163

						Jan
Goldman Sachs	7,368,683	BRL	7,723,783	CDI	Fixed 12.650%	2014	94,095	102,625	196,720

						Jun
Goldman Sachs	56,400,000	EUR	84,859,500	6 Month EURIBOR	Fixed 3.000%	2015	176,022	2,634,753	2,810,775

						Jun
Goldman Sachs	7,100,000	EUR	9,430,216	6 Month EURIBOR	Fixed 2.500%	2015	(18,836)	165,826	146,990

						Mar
Goldman Sachs	89,000,000	MXN	7,048,528	TIIE-Banxico	Fixed 7.640%	2017	(515)	178,147	177,632

						Jan
HSBC Bank	363,979	BRL	318,167	CDI	Fixed 14.765%	2012	2,034	36,134	38,168

						Jan
HSBC Bank	1,109,577	BRL	597,321	CDI	Fixed 10.610%	2012	-	(2,881)	(2,881)

						Jan
HSBC Bank	2,809,090	BRL	1,976,393	CDI	Fixed 11.360%	2012	16,337	(590)	15,747

						Jan
HSBC Bank	2,273,219	BRL	1,660,703	CDI	Fixed 11.140%	2012	13,188	4,173	17,361

						Jan
HSBC Bank	13,243,320	BRL	10,944,170	CDI	Fixed 11.890%	2013	1,063	6,743	7,806

						Jan
HSBC Bank	2,426,571	BRL	1,970,010	CDI	Fixed 11.880%	2013	(2,570)	(2,599)	(5,169)

						Jan
HSBC Bank	1,163,988	BRL	958,977	CDI	Fixed 12.300%	2013	6,033	6,820	12,853

						Jan
HSBC Bank	13,298,829	BRL	13,625,209	CDI	Fixed 12.540%	2014	31,811	264,738	296,549

						Jan
HSBC Bank	69,500,000	MXN	5,326,691	TIIE-Banxico	Fixed 7.330%	2015	29,095	118,710	147,805

JP Morgan Chase						Jan
Bank	475,632	BRL	255,995	CDI	Fixed 10.600%	2012	-	(1,327)	(1,327)

JP Morgan Chase						Jan
Bank	6,364,914	BRL	5,491,349	CDI	Fixed 12.170%	2013	15,267	32,836	48,103

JP Morgan Chase						Jan
Bank	2,416,420	BRL	2,370,490	CDI	Fixed 12.200%	2014	(859)	20,324	19,465

JP Morgan Chase						Dec
Bank	12,300,000	USD	12,300,000	3 Month LIBOR	Fixed 4.000%	2017	575,173	14,988	590,161

Merrill Lynch Capital
Services, Inc.						Jan
	5,931,911	BRL	3,936,605	CDI	Fixed 11.980%	2012	-	167,679	167,679

Merrill Lynch Capital
Services, Inc.						Jan
	1,164,732	BRL	1,012,701	CDI	Fixed 14.765%	2012	4,102	118,037	122,139

Merrill Lynch Capital
Services, Inc.						Jan
	4,481,985	BRL	3,204,292	CDI	Fixed 10.990%	2012	8,545	(1,342)	7,203

Merrill Lynch Capital
Services, Inc.						Jan
	4,325,572	BRL	3,564,193	CDI	Fixed 11.900%	2013	(6,101)	3,483	(2,618)

Morgan Stanley
Capital Services, Inc.						Dec
	71,800,000	USD	71,800,000	3 Month LIBOR	Fixed 3.000%	2010	818,517	991,383	1,809,900

Morgan Stanley
Capital Services, Inc.						Jan
	2,287,712	BRL	1,854,796	CDI	Fixed 11.980%	2013	5,452	(241)	5,211

Morgan Stanley
Capital Services, Inc.						Jan
	3,928,379	BRL	3,183,732	CDI	Fixed 11.930%	2013	(8,611)	12,396	3,785

Morgan Stanley
Capital Services, Inc.						Jan
	7,621,034	BRL	6,360,809	CDI	Fixed 12.590%	2013	39,735	27,652	67,387

Morgan Stanley
Capital Services, Inc.						Jan
	14,670,686	BRL	15,128,282	CDI	Fixed 12.510%	2014	64,102	246,237	310,339

Morgan Stanley
Capital Services, Inc.						Jun
	18,500,000	USD	18,500,000	3 Month LIBOR	Fixed 4.000%	2015	992,275	365,386	1,357,661

Morgan Stanley
Capital Services, Inc.						Jun
	3,600,000	EUR	4,781,518	6 Month EURIBOR	Fixed 2.500%	2015	(11,255)	85,785	74,530

Morgan Stanley
Capital Services, Inc.						Jun
	11,900,000	USD	11,900,000	3 Month LIBOR	Fixed 4.000%	2017	614,362	174,418	788,780

Morgan Stanley
Capital Services, Inc.						Dec
	1,500,000	USD	1,500,000	3 Month LIBOR	Fixed 4.000%	2017	76,200	(4,229)	71,971

Morgan Stanley
Capital Services, Inc.						Dec
	7,700,000	USD	7,700,000	3 Month LIBOR	Fixed 4.000%	2020	341,457	(90,669)	250,788

Royal Bank of						Dec
Scotland	700,000	USD	700,000	3 Month LIBOR	Fixed 4.000%	2014	13,602	51,251	64,853

Royal Bank of						Jun
Scotland	15,600,000	USD	15,600,000	3 Month LIBOR	Fixed 4.000%	2015	915,380	229,459	1,144,839

Royal Bank of						Jun
Scotland	9,100,000	USD	9,100,000	3 Month LIBOR	Fixed 4.000%	2017	524,114	79,070	603,184

Royal Bank of						Dec
Scotland	3,200,000	USD	3,200,000	3 Month LIBOR	Fixed 4.000%	2017	162,644	(9,106)	153,538

Royal Bank of						Jun
Scotland	9,500,000	USD	9,500,000	3 Month LIBOR	Fixed 4.000%	2020	432,836	56,860	489,696

Royal Bank of						Dec
Scotland	18,400,000	USD	18,400,000	3 Month LIBOR	Fixed 4.000%	2020	921,880	(322,594)	599,286

				3 Month BBR-		Jun
UBS AG	33,700,000	AUD	23,967,444	BBSW	Fixed 4.500%	2011	18,160	(115,194)	(97,034)

						Jan
UBS AG	7,058,891	BRL	4,551,967	CDI	Fixed 10.575%	2012	(63,203)	(126,995)	(190,198)

						Jan
UBS AG	3,117,338	BRL	2,182,691	CDI	Fixed 11.420%	2012	-	(3,336)	(3,336)

				6 Month BBR-		Sep
UBS AG	21,000,000	AUD	17,396,404	BBSW	Fixed 6.000%	2012	-	316,495	316,495

						Jan
UBS AG	1,238,157	BRL	1,042,238	CDI	Fixed 12.070%	2013	4,734	1,383	6,117

						Jan
UBS AG	986,245	BRL	986,842	CDI	Fixed 12.250%	2014	4,991	5,423	10,414

UBS Securities LLC						Jan
	3,213,568	BRL	2,721,289	CDI	Fixed 11.880%	2013	375	(1,134)	(759)

$629,748,754	$9,217,838	$9,305,352	$18,523,190

Credit default swaps Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by “the Buyer”), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit. Swaps are marked to market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as an unrealized appreciation/depreciation of swap contracts.

The following table summarizes the contracts held at May 31, 2010 and the range of contracts notional amounts held by the Funds during the nine month period ended May 31, 2010. In addition the table details how the Funds used credit default swap contracts as a buyer of protection during the nine month period ended May 31, 2010.

Global Bond Fund

The Fund used credit default swaps to enhance potential gain and hedge against potential credit events. During the nine month period ended May 31, 2010, the Fund held credit default swaps with total USD notional amounts ranging from approximately $101.8 million to $152.4 million.

								Unamortized	Unrealized
		Reference	Notional		USD Notional	(Pay)/Received	Maturity	Upfront	Appreciation
Fund	Counterparty	Obligation	Amount	Currency	Amount	Fixed Rate	Date	Payment	(Depreciation)	Value

Global Bond Fund

	Bank of America	Rio Tinto					Mar
	N.A.	Alcan, Inc.	700,000	USD	$700,000	(0.290)%	2011	-	($1,237)	($1,237)

	Bank of America	Xstrata
	N.A.	Canada Corp.	3,000,000	USD	3,000,000	(0.910)%	Jun 2012	-	(4,472)	(4,472)

	Bank of America
	N.A.	Vivendi	2,000,000	USD	2,000,000	(1.280)%	Jun 2013	-	(21,716)	(21,716)

	Bank of America						Sep
	N.A.	Lafarge	2,000,000	USD	2,000,000	(1.690)%	2016	-	130,866	130,866

	Bank of America						Mar
	N.A.	Intuit, Inc.	2,000,000	USD	2,000,000	(1.380)%	2017	-	(108,170)	(108,170)

	Bank of America
	N.A.	CBS Corp.	1,800,000	USD	1,800,000	(1.000)%	Jun 2019	$212,003	(156,039)	55,964

						Mar
Barclays Bank PLC	XL Capital Ltd.	300,000	USD	300,000	(0.310)%	2012	-	6,296	6,296

	Norfolk					Sep
Barclays Bank PLC	Southern	2,000,000	USD	2,000,000	(0.450)%	2014	-	(548)	(548)

	Southwest
	Airlines					Mar
Barclays Bank PLC	Company	500,000	USD	500,000	(0.640)%	2017	-	33,560	33,560

Barclays Bank PLC	CDX.NA. IG.8	21,199,200	USD	21,199,200	(0.600)%	Jun 2017	217,577	788,772	1,006,349

Barclays Bank PLC	Citigroup, Inc.	4,300,000	USD	4,300,000	(0.870)%	Jun 2018	-	231,249	231,249

	CNA Financial					Sep
Bear Stearns	Corp.	500,000	USD	500,000	(0.440)%	2011	-	8,410	8,410

						Mar
Bear Stearns	Loews Corp.	200,000	USD	200,000	(0.330)%	2016	-	5,442	5,442

	Sprint Nextel					Dec
Bear Stearns	Corp.	1,000,000	USD	1,000,000	(1.065)%	2016	-	157,678	157,678

	D.R. Horton,
BNP Paribas	Inc.	800,000	USD	800,000	(4.030)%	Jun 2011	-	(27,918)	(27,918)

BNP Paribas	Vivendi	800,000	USD	800,000	(1.743)%	Jun 2013	-	(20,394)	(20,394)

BNP Paribas	Vivendi	800,000	USD	800,000	(1.780)%	Jun 2013	-	(21,356)	(21,356)

BNP Paribas	Vivendi	700,000	USD	700,000	(1.820)%	Jun 2013	-	(19,574)	(19,574)

	JP Morgan
	Chase &					Mar
BNP Paribas	Company	1,800,000	USD	1,800,000	(0.737)%	2018	-	32,444	32,444

	The Bear
	Stearns
	Companies,					Mar
BNP Paribas	Inc.	2,000,000	USD	2,000,000	(2.180)%	2018	-	(164,840)	(164,840)

	Sara Lee Corp.					Sep
Citibank N.A		500,000	USD	500,000	(0.330)%	2011	-	(409)	(409)

						Dec
Citibank N.A	Autozone, Inc.	500,000	USD	500,000	(0.680)%	2012	-	(3,252)	(3,252)

	HSBC Finance					Mar
Citibank N.A	Corp.	1,700,000	USD	1,700,000	(0.430)%	2014	-	73,572	73,572

Citibank N.A	Pearson PLC	1,000,000	USD	1,000,000	(0.690)%	Jun 2018	-	(3,266)	(3,266)

Credit Suisse
International	Valeo	1,200,000	EUR	1,792,500	(1.000)%	Jun 2013	60,085	(27,108)	32,977

Credit Suisse	Sealed Air					Sep
International	Corp.	700,000	USD	700,000	(0.500)%	2013	-	20,158	20,158

Credit Suisse						Dec
International	Masco Corp.	700,000	USD	700,000	(0.907)%	2016	-	43,928	43,928

	Nationwide
	Health					Sep
Deutsche Bank AG	Properties, Inc.	600,000	USD	600,000	(0.620)%	2011	-	2,623	2,623

	Bank of					Dec
Deutsche Bank AG	America Corp.	700,000	USD	700,000	(1.720)%	2013	-	(11,104)	(11,104)

	Jones Apparel					Dec
Deutsche Bank AG	Group	600,000	USD	600,000	(1.000)%	2014	17,302	(6,812)	10,490

	Tate & Lyle
	Public Limited					Dec
Deutsche Bank AG	Company	300,000	USD	300,000	(0.510)%	2014	-	9,366	9,366

						Dec
Deutsche Bank AG	CDX.NA. IG.9	5,130,400	USD	5,130,400	(0.800)%	2017	150,175	56,752	206,927

	JP Morgan
	Chase &					Mar
Deutsche Bank AG	Company	400,000	USD	400,000	(0.720)%	2018	-	7,683	7,683

						Sep
Deutsche Bank AG	Citigroup, Inc.	1,800,000	USD	1,800,000	(1.336)%	2018	-	40,420	40,420

	Altria Group,					Mar
Deutsche Bank AG	Inc.	2,000,000	USD	2,000,000	(1.455)%	2019	-	91,145	91,145

Goldman Sachs	CDX.NA. IG.10	12,196,800	USD	12,196,800	(1.500)%	Jun 2018	(329,795)	260,805	(68,990)

JP Morgan Chase	CNA Financial					Sep
Bank	Corp.	500,000	USD	500,000	(0.440)%	2011	-	8,410	8,410

JP Morgan Chase	Sabre					Sep
Bank	Holdings Corp.	700,000	USD	700,000	(0.930)%	2011	-	7,082	7,082

JP Morgan Chase	D.R. Horton,					Mar
Bank	Inc.	1,800,000	USD	1,800,000	(1.000)%	2015	86,846	7,162	94,008

Merrill Lynch Capital	Boston
Services, Inc.	Scientific Corp.	700,000	USD	700,000	(0.510)%	Jun 2011	-	2,697	2,697

Merrill Lynch Capital	American
Services, Inc.	General					Dec
	Finance Corp.	2,000,000	USD	2,000,000	(1.370)%	2017	-	455,267	455,267

Morgan Stanley
Capital Services,
Inc.	CDX.NA. IG.12	10,217,600	USD	10,217,600	(1.000)%	Jun 2014	(54,864)	46,443	(8,421)

Morgan Stanley	Simon
Capital Services,	Property
Inc.	Group, L.P.	1,000,000	USD	1,000,000	(1.047)%	Jun 2016	-	20,982	20,982

Morgan Stanley
Capital Services,						Dec
Inc.	Motorola, Inc.	700,000	USD	700,000	(0.725)%	2017	-	29,761	29,761

The Royal Bank of	Daimler					Sep
Scotland PLC	Chrysler AG	300,000	USD	300,000	(0.620)%	2011	-	12	12

	The Bear
The Royal Bank of	Stearns
Scotland PLC	Companies,					Mar
	Inc.	2,400,000	USD	2,400,000	(2.223)%	2018	-	(204,992)	(204,992)

	Capital One					Sep
UBS AG	Financial Corp.	600,000	USD	600,000	(0.350)%	2011	-	5,012	5,012

	BAE Systems					Dec
UBS AG	PLC	700,000	USD	700,000	(0.140)%	2011	-	11,420	11,420

	JP Morgan
	Chase &					Mar
UBS AG	Company	1,200,000	USD	1,200,000	(0.730)%	2018	-	22,214	22,214

				$101,836,500			$359,329	$1,814,424	$2,173,753

Investment Quality Bond Fund

The Fund used credit default swaps to enhance potential gain and hedge against potential credit events. During the nine month period ended May 31, 2010, the Fund held credit default swaps with total USD notional amount as represented below.

								Unamortized	Unrealized
		Reference	Notional		USD Notional	(Pay)/Received	Maturity	Upfront	Appreciation
Fund	Counterparty	Obligation	Amount	Currency	Amount	Fixed Rate	Date	Payment	(Depreciation)	Value

Investment Quality Bond Fund

							Sep
	Goldman Sachs	Macy's, Inc.	500,000	USD	$500,000	(2.700)%	2013	-	($23,910)	($23,910)

		Cytec					Dec
	UBS AG	Industries, Inc.	475,000	USD	475,000	(1.600)%	2013	-	(8,981)	(8,981)

	Everest
	Reinsurance					Dec
UBS AG	Holdings, Inc.	600,000	USD	600,000	(1.800)%	2013	-	(19,840)	(19,840)

				$1,575,000			($52,731)		($52,731)

Real Return Bond Fund

The Fund used credit default swaps to enhance potential gain and hedge against potential credit events. During the nine month period ended May 31, 2010, the Fund held credit default swaps with total USD notional amounts ranging from approximately $7.6 million to $88.2 million.

								Unamortized	Unrealized
		Reference	Notional		USD Notional	(Pay)/Received	Maturity	Upfront	Appreciation
Fund	Counterparty	Obligation	Amount	Currency	Amount	Fixed Rate	Date	Payment	(Depreciation)	Value

Real Return Bond Fund

		Cardinal
	Barclays Bank PLC	Health, Inc.	1,500,000	USD	$1,500,000	(1.000)%	Jun 2017	($32,962)	$18,779	($14,183)

		International
		Lease Finance					Dec
	BNP Paribas	Corp.	600,000	USD	600,000	(1.600)%	2013	-	90,665	90,665

							Mar
	Citibank N.A	GATX Corp.	1,000,000	USD	1,000,000	(1.070)%	2016	-	51,164	51,164

							Sep
	Deutsche Bank AG	Macy's, Inc	1,000,000	USD	1,000,000	(2.100)%	2017	-	(18,387)	(18,387)

		RPM
		International,					Mar
		Inc.
	Goldman Sachs		1,000,000	USD	1,000,000	(1.500)%	2018	-	(1,564)	(1,564)

	Morgan Stanley
	Capital Services,
	Inc.	Pearson PLC	2,500,000	USD	2,500,000	(0.750)%	Jun 2014	-	(24,272)	(24,272)

					$7,600,000			($32,962)	$116,385	$83,423

Spectrum Income Fund

The Fund used credit default swaps to enhance potential gain. During the nine month period ended May 31, 2010, the Fund held credit default swaps with total USD notional amounts ranging from approximately $75.9 thousand to $246.5 thousand.

								Unamortized	Unrealized
		Reference	Notional		USD Notional	(Pay)/Received	Maturity	Upfront	Appreciation
Fund	Counterparty	Obligation	Amount	Currency	Amount	Fixed Rate	Date	Payment	(Depreciation)	Value

Spectrum Income Fund

	JP Morgan Chase						Mar
	Bank	Rentokil Initial	50,000	EUR	$75,908	(2.500)%	2013	-	($2,908)	($2,908)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the Fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement, would be an amount equal to the notional amount of the agreement.

The following table summarizes the contracts held at May 31, 2010 and the range of contracts notional amounts held by the Funds during the nine month period ended May 31, 2010. In addition the table details how the Funds used credit default swap contracts as a seller of protection during the nine month period ended May 31, 2010.

Global Bond Fund

The Fund used credit default swaps to take a long position in the exposure to the reference credit, enhance potential gain, hedge against potential credit events and gain exposure to a security. During the nine month period ended May 31, 2010, the Fund held credit default swaps with total USD notional amounts ranging from approximately $1.8 million to $21.6 million.

			Implied
			Credit
			Spread						Unamortized	Unrealized
		Reference	at 5-31-	Notional		USD Notional	(Pay)/Received	Maturity	Upfront	Appreciation
Fund	Counterparty	Obligation	2010	Amount	Currency	Amount	Fixed Rate	Date	Payment	(Depreciation)	Value

Global Bond Fund

		Commonwealth
	BNP Paribas	of Australia	0.49%	2,800,000	USD	$2,800,000	1.000%	Jun 2015	$48,011	$26,087	$74,098

	United
	Kingdom of
	Great Britain
	and Northern
Citibank N. A	Ireland	0.80%	6,500,000	USD	6,500,000	1.000%	Jun 2015	42,778	32,169	74,947

	United
	Kingdom of
	Great Britain
	and Northern
Citibank N. A	Ireland	0.80%	2,000,000	USD	2,000,000	1.000%	Jun 2015	18,951	4,110	23,061

Deutsche	Commonwealth
Bank AG	of Australia	0.49%	2,300,000	USD	2,300,000	1.000%	Jun 2015	43,893	16,973	60,866

	United
	Kingdom of
	Great Britain
Deutsche	and Northern
Bank AG	Ireland	0.80%	1,600,000	USD	1,600,000	1.000%	Jun 2015	12,112	6,114	18,226

	United
	Kingdom of
	Great Britain
JP Morgan	and Northern
Chase Bank	Ireland	0.80%	6,400,000	USD	6,400,000	1.000%	Jun 2015	33,114	40,680	73,794

					$21,600,000			$198,859	$126,133	$324,992

Real Return Fund

The Fund used credit default swaps to enhance potential gain, to take a long position in the exposure to the reference credit, hedge against potential credit events and gain exposure to a security. During the nine month period ended May 31, 2010, the Fund held credit default swaps with total USD notional amounts ranging from $7.4 million to $47.3 million.

		Implied
		Credit
		Spread						Unamortized	Unrealized
	Reference	at 5-31-	Notional		USD Notional	(Pay)/Received	Maturity	Upfront	Appreciation
Fund Counterparty	Obligation	2010	Amount	Currency	Amount	Fixed Rate	Date	Payment	(Depreciation)	Value

Real Return Bond Fund

Bank of	General						Mar
America N. A.	Electric Capital	1.95%	5,800,000	USD	$5,800,000	1.000%	2011	($29,253)	($3,435)	($32,688)

	Federative
Barclays Bank	Republic of
PLC	Brazil	1.36%	1,300,000	USD	1,300,000	1.000%	Jun 2015	(11,119)	(8,051)	(19,170)

	Federative
Barclays Bank	Republic of
PLC	Brazil	1.36%	1,000,000	USD	1,000,000	1.000%	Jun 2015	(18,831)	4,085	(14,746)

							Mar
Citibank N. A	Merrill Lynch	1.60%	10,000,000	USD	10,000,000	1.000%	2011	4,061	(32,451)	(28,390)

	French
Citibank N. A	Republic	0.70%	2,000,000	USD	2,000,000	0.250%	Jun 2015	(47,225)	5,251	(41,974)

	United
	Kingdom of
	Great Britain
	and Northern
Citibank N. A	Ireland	0.80%	2,500,000	USD	2,500,000	1.000%	Jun 2015	20,011	8,815	28,826

Deutsche	General						Mar
Bank AG	Electric Capital	1.95%	7,000,000	USD	7,000,000	1.000%	2011	(42,336)	2,885	(39,451)

Deutsche	Republic of
Bank AG	Italy	2.06%	1,100,000	USD	1,100,000	1.000%	Jun 2015	(26,307)	(23,906)	(50,213)

	United
	Kingdom of
	Great Britain
Deutsche	and Northern
Bank AG	Ireland	0.80%	1,000,000	USD	1,000,000	1.000%	Jun 2015	4,702	6,828	11,530

	United
	Kingdom of
	Great Britain
Deutsche	and Northern
Bank AG	Ireland	0.80%	3,100,000	USD	3,100,000	1.000%	Jun 2015	26,220	9,524	35,744

	Federative
Deutsche	Republic of
BANK AG	Brazil	1.61%	4,100,000	USD	4,100,000	1.000%	Jun 2020	(134,403)	(61,535)	(195,938)

	Federative
HSBC Bank,	Republic of
N.A.	Brazil	1.36%	1,000,000	USD	1,000,000	1.000%	Jun 2015	(13,968)	(778)	(14,746)

	Federative
JP Morgan	Republic of
Chase Bank	Brazil	1.36%	400,000	USD	400,000	1.000%	Jun 2015	(4,489)	(1,409)	(5,898)

Morgan
Stanley
Capital	General						Mar
Services, Inc.	Electric Capital	1.95%	7,000,000	USD	7,000,000	1.000%	2011	(42,336)	2,885	(39,451)

					$47,300,000			($315,273)	($91,292)	($406,565)

Total Return Fund

The Fund used credit default swaps to enhance potential gain and gain exposure to a security or credit index. During the nine month period ended May 31, 2010, the Fund held credit default swaps with total USD notional amounts ranging from $96.9 million to $150.9 million.

			Implied
			Credit
			Spread			USD			Unamortized	Unrealized
		Reference	at 5-31-	Notional		Notional	(Pay)/Received	Maturity	Upfront	Appreciation
Fund	Counterparty	Obligation	2010	Amount	Currency	Amount	Fixed Rate	Date	Payment	(Depreciation)	Value

Total Return Fund

	Bank of							Sep
	America N.A.	Sallie Mae	4.08%	2,600,000	USD	$2,600,000	5.000%	2011	($213,164)	$268,751	$55,587

	Bank of							Jun
	America N.A.	CDX.NA.IG.10	N/A	2,411,247	USD	2,411,247	0.463%	2013	-	22,446	22,446

	Bank of	Berkshire						Mar
	America N.A.	Hathaway, Inc.	1.83%	1,800,000	USD	1,800,000	1.000%	2015	(29,944)	(31,714)	(61,658)

	Bank of	French						Mar
	America N.A.	Government	0.69%	800,000	USD	800,000	0.250%	2015	(13,027)	(2,462)	(15,489)

	Bank of	Japanese						Mar
	America N.A.	Government	0.87%	400,000	USD	400,000	1.000%	2015	4,326	(1,144)	3,182

	Bank of	Government of						Jun
	America N.A.	China	0.82%	500,000	USD	500,000	1.000%	2015	8,525	(3,262)	5,263

	Bank of	Government of						Jun
	America N.A.	China	0.82%	1,500,000	USD	1,500,000	1.000%	2015	24,372	(8,583)	15,789

	Barclays							Mar
	Bank PLC	Citigroup, Inc.	1.34%	300,000	USD	300,000	1.000%	2011	(1,280)	1,043	(237)

		General
	Barclays	Electric Capital						Mar
	Bank PLC	Corp.	1.95%	3,900,000	USD	3,900,000	0.620%	2011	-	(36,765)	(36,765)

		Ford Motor
	Barclays	Credit						Sep
	Bank PLC	Company LLC	4.77%	2,500,000	USD	2,500,000	4.150%	2012	-	(11,368)	(11,368)

	Barclays							Sep
	Bank PLC	GMAC LLC	5.03%	2,500,000	USD	2,500,000	3.650%	2012	-	(52,833)	(52,833)

	Barclays							Sep
	Bank PLC	GMAC LLC	5.03%	1,300,000	USD	1,300,000	4.800%	2012	-	6,093	6,093

	Barclays							Dec
	Bank PLC	CDX.NA.IG.9	N/A	14,949,732	USD	14,949,732	0.758%	2012	-	222,789	222,789

Barclays							Dec
Bank PLC	GAZPROM	2.39%	5,300,000	USD	5,300,000	1.600%	2012	-	(64,353)	(64,353)

	General
Barclays	Electric Capital						Dec
Bank PLC	Corp.	2.19%	3,900,000	USD	3,900,000	0.640%	2012	-	(142,556)	(142,556)

	United
Barclays	Mexican						Mar
Bank PLC	States	1.32%	1,200,000	USD	1,200,000	1.000%	2015	(25,377)	10,353	(15,024)

Barclays							Jun
Bank PLC	CDX.NA.EM13	N/A	1,000,000	USD	1,000,000	5.000%	2015	120,031	(12,647)	107,384

Barclays							Jun
Bank PLC	CDX.NA.EM13	N/A	7,300,000	USD	7,300,000	5.000%	2015	928,488	(144,588)	783,900

	Federative
Barclays	Republic of						Jun
Bank PLC	Brazil	1.36%	500,000	USD	500,000	1.000%	2015	(6,979)	(394)	(7,373)

							Mar
BNP Paribas	Citigroup, Inc.	1.34%	200,000	USD	200,000	1.000%	2011	(757)	599	(158)

	General
	Electric Capital						Sep
BNP Paribas	Corp.	2.04%	2,000,000	USD	2,000,000	5.000%	2011	57,338	38,580	95,918

	General
	Electric Capital						Jun
Citibank N.A	Corp.	1.99%	1,000,000	USD	1,000,000	5.000%	2011	(24,584)	65,884	41,300

	General
	Electric Capital						Jun
Citibank N.A	Corp.	1.99%	1,000,000	USD	1,000,000	5.000%	2011	(23,316)	64,616	41,300

							Jun
Citibank N.A	CDX.NA.HY.8	N/A	5,777,640	USD	5,777,640	0.355%	2012	-	(4,936)	(4,936)

							Jun
Citibank N.A	CDX.NA.HY.8	N/A	4,814,700	USD	4,814,700	0.360%	2012	-	(3,583)	(3,583)

							Jun
Citibank N.A	CDX.NA.HY.8	N/A	1,348,116	USD	1,348,116	0.401%	2012	-	215	215

	General
	Electric Capital						Dec
Citibank N.A	Corp.	2.26%	600,000	USD	600,000	4.325%	2013	-	45,988	45,988

	French						Mar
Citibank N.A	Government	0.69%	1,200,000	USD	1,200,000	0.250%	2015	(18,494)	(4,740)	(23,234)

	United
	Mexican						Mar
Citibank N.A	States	1.32%	1,200,000	USD	1,200,000	1.000%	2015	(25,897)	10,873	(15,024)

	Government of						Jun
Citibank N.A	China	0.82%	400,000	USD	400,000	1.000%	2015	6,436	(2,226)	4,210

Credit Suisse							Jun
International	CDX.NA.EM13	N/A	1,700,000	USD	1,700,000	5.000%	2015	224,756	(42,204)	182,552

	Federative
Credit Suisse	Republic of						Jun
International	Brazil	1.36%	4,300,000	USD	4,300,000	1.000%	2015	(58,103)	(5,305)	(63,408)

	General
Deutsche	Electric Capital						Sep
Bank AG	Corp.	2.04%	500,000	USD	500,000	1.500%	2011	-	(2,011)	(2,011)

	General
Deutsche	Electric Capital						Sep
Bank AG	Corp.	2.04%	2,400,000	USD	2,400,000	1.000%	2011	(42,000)	14,523	(27,477)

	Ford Motor
Deutsche	Credit						Sep
Bank AG	Company LLC	4.77%	1,000,000	USD	1,000,000	5.650%	2012	-	29,364	29,364

Deutsche							Dec
Bank AG	CDX.NA.IG.9	N/A	9,837,888	USD	9,837,888	0.708%	2012	-	133,272	133,272

Deutsche	Berkshire						Mar
Bank AG	Hathaway, Inc.	1.59%	1,600,000	USD	1,600,000	0.850%	2013	-	(29,080)	(29,080)

Deutsche							Jun
Bank AG	CDX.NA.IG.10	N/A	1,928,998	USD	1,928,998	0.530%	2013	-	22,089	22,089

	United
	Kingdom of
	Great Britain
Deutsche	and Northern						Dec
Bank AG	Ireland	0.77%	1,600,000	USD	1,600,000	1.000%	2014	10,219	8,697	18,916

	United
Deutsche	Mexican						Mar
Bank AG	States	1.32%	700,000	USD	700,000	1.000%	2015	(15,107)	6,343	(8,764)

Deutsche							Jun
Bank AG	CDX.NA.EM13	N/A	1,700,000	USD	1,700,000	5.000%	2015	218,601	(36,049)	182,552

	Federative
Deutsche	Republic of						Jun
Bank AG	Brazil	1.36%	1,700,000	USD	1,700,000	1.000%	2015	(18,194)	(6,874)	(25,068)

	Federative
Deutsche	Republic of						Jun
Bank AG	Brazil	1.36%	500,000	USD	500,000	1.000%	2015	(4,664)	(2,709)	(7,373)

Goldman							Mar
Sachs	Citigroup, Inc.	1.34%	300,000	USD	300,000	1.000%	2011	(1,208)	971	(237)

Goldman	Berkshire						Mar
Sachs	Hathaway Inc.	1.83%	1,000,000	USD	1,000,000	1.000%	2015	(16,635)	(17,619)	(34,254)

Goldman	French						Mar
Sachs	Government	0.69%	700,000	USD	700,000	0.250%	2015	($11,555)	(1,998)	(13,553)

	Federative
Goldman	Republic of						Jun
Sachs	Brazil	1.36%	500,000	USD	500,000	1.000%	2015	(6,518)	(855)	(7,373)

Goldman							Dec
Sachs	CDX.NA.IG.9	N/A	868,049	USD	868,049	0.548%	2017	-	6,358	6,358

							Jun
HSBC Bank	CDX.NA.EM13	N/A	4,100,000	USD	4,100,000	5.000%	2015	499,829	(59,557)	440,272

	Federative
	Republic of						Jun
HSBC Bank	Brazil	1.36%	1,300,000	USD	1,300,000	1.000%	2015	(35,044)	15,874	(19,170)

	General
JP Morgan	Electric Capital						Sep
Chase Bank	Corp.	2.04%	2,400,000	USD	2,400,000	5.000%	2011	68,805	46,297	115,102

JP Morgan	Japanese						Mar
Chase Bank	Government	0.87%	800,000	USD	800,000	1.000%	2015	9,016	(2,651)	6,365

	United
	Kingdom of
	Great Britain
JP Morgan	and Northern						Mar
Chase Bank	Ireland	0.79%	1,100,000	USD	1,100,000	1.000%	2015	4,916	7,930	12,846

	United
	Kingdom of
	Great Britain
JP Morgan	and Northern						Mar
Chase Bank	Ireland	0.79%	2,300,000	USD	2,300,000	1.000%	2015	9,248	17,611	26,859

JP Morgan							Dec
Chase Bank	CDX.NA. IG.9	N/A	1,928,998	USD	1,928,998	0.553%	2017	-	14,783	14,783

Morgan
Stanley	General
Capital	Electric Capital						Sep
Services, Inc.	Corp.	2.04%	2,300,000	USD	2,300,000	1.000%	2011	(25,030)	(1,302)	(26,332)

Morgan
Stanley
Capital							Dec
Services, Inc.	CDX.NA.IG.9	N/A	3,900,000	USD	3,900,000	0.963%	2012	-	58,911	58,911

Morgan
Stanley
Capital							Feb
Services, Inc.	GAZPROM	2.42%	1,000,000	USD	1,000,000	2.180%	2013	-	(265)	(265)

Morgan
Stanley	Federative
Capital	Republic of						Mar
Services, Inc.	Brazil	1.06%	900,000	USD	900,000	1.660%	2013	-	17,626	17,626

	United
Morgan	Kingdom of
Stanley	Great Britain
Capital	and Northern						Dec
Services, Inc.	Ireland	0.77%	300,000	USD	300,000	1.000%	2014	2,041	1,506	3,547

Morgan
Stanley	Federative
Capital	Republic of						Jun
Services, Inc.	Brazil	1.36%	500,000	USD	500,000	1.000%	2015	(4,722)	(2,651)	(7,373)

Royal Bank of	French						Mar
Scotland	Government	0.69%	1,100,000	USD	1,100,000	0.250%	2015	(17,935)	(3,363)	(21,298)

Royal Bank of	Government of						Jun
Scotland	China	0.82%	900,000	USD	900,000	1.000%	2015	14,913	(5,440)	9,473

	United
	Kingdom of
Societe	Great Britain
Generale	and Northern						Mar
Paris	Ireland	0.79%	5,000,000	USD	5,000,000	1.000%	2015	8,913	49,476	58,389

	United
	Kingdom of
Societe	Great Britain
Generale	and Northern						Mar
Paris	Ireland	0.79%	8,600,000	USD	8,600,000	1.000%	2015	34,526	65,902	100,428

	General
	Electric Capital						Sep
UBS AG	Corp.	1.86%	2,500,000	USD	2,500,000	1.000%	2010	(6,462)	4,722	(1,740)

							Mar
UBS AG	Citigroup, Inc.	1.34%	900,000	USD	900,000	1.000%	2011	(3,624)	2,914	(710)

							Feb
UBS AG	GAZPROM	2.42%	1,000,000	USD	1,000,000	2.180%	2013	-	(265)	(265)

	Berkshire						Mar
UBS AG	Hathaway, Inc.	1.83%	1,000,000	USD	1,000,000	1.000%	2015	(17,066)	(17,188)	(34,254)

					$150,865,368			1,588,613	$517,859	$2,106,472

For more information on regarding the Funds’ use of derivatives, please refer to the Funds’ Prospectuses and Statement of Additional Information.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Funds at May 31, 2010 by risk category:

Fund	Risk	Financial instruments	Asset	Liability
		location	Derivatives Fair	Derivatives Fair
			Value	Value

Active Bond Fund	Interest rate contracts	Futures†	$21,826	($18,856)

	Total		$21,826	($18,856)

All Cap Core Fund	Equity Contracts	Futures†		($75,100)
			-

	Total			($75,100)

			-

Alpha Opportunities Fund	Foreign exchange	Foreign forward currency	$27,361	($19,357)
	contracts	contracts

	Total		$27,361	($19,357)

Emerging Markets Debt Fund

	Foreign currency	Foreign forward currency	$36,254	($27,398)
	contracts	contracts

	Total		$36,254	($27,398)

Global Bond Fund	Interest rate contracts	Futures† /Written	$2,929,235	($1,250,018)
		Options/Interest rate swaps
	Credit Contracts	Credit default swaps
			3,189,404	(690,659)
	Foreign currency	Foreign forward currency
	contracts	contracts/Written Options	11,425,650	(3,769,809)

	Total		$17,544,289	($5,710,486)

High Income Fund	Foreign currency	Foreign forward currency	$31,642
	contracts	contracts		-

	Total		$31,642

				-

High Yield Fund	Interest rate contracts	Futures†	$74,004	($322,715)
	Foreign currency	Foreign forward currency
	contracts	contracts	60,106	-

	Total		$134,110	($322,715)

Index 500 Fund	Equity Contracts	Futures†		($3,628,485)
			-

	Total			($3,628,485)

			-

International Equity Index Fund	Foreign currency	Foreign forward currency	$76,465	($623,068)
	contracts	contracts
	Equity Contracts	Futures†
			103,263	(701,481)

	Total		$179,728	($1,324,549)

Investment Quality Bond Fund	Interest rate contracts	Futures† /Interest rate swaps	$162,464	($194,610)
	Credit Contracts	Credit default swaps	-
				(52,731)

	Foreign currency	Foreign forward currency
	contracts	contracts	913,554	(615,583)

	Total		$1,076,018	($862,924)

Mid Cap Growth Index Fund	Equity Contracts	Futures†
			-	(106,670)

	Total			($106,670)

			-

Mid Cap Index Fund	Equity Contracts	Futures†		($379,820)
			-

	Total			($379,820)

			-

Mid Cap Stock Fund	Foreign currency	Foreign forward currency	$98,670	($176,710)
	contracts	contracts

	Total		$98,670	($176,710)

Mid Cap Value Index Fund	Equity Contracts	Futures†		($58,720)
			-

	Total			($58,720)

			-

Real Return Bond Fund	Interest rate contracts	Futures† /Written	$2,106,780	($3,355,488)
		Options/Interest rate swaps
	Credit Contracts	Credit default swaps
			217,929	(541,071)
	Foreign currency	Foreign forward currency
	contracts	contracts/Written Options	6,615,532	(923,155)

	Total		$8,940,241	($4,819,714)

Small Cap Index Fund	Equity Contracts	Futures†		($36,470)
			-

	Total			($36,470)

			-

Smaller Company Growth Fund	Equity Contracts	Futures†	-	($10,257)

	Total		-	($10,257)

			-

Spectrum Income Fund	Interest rate contracts	Futures† /Interest rate swaps	$90,444	($86,270)
	Credit Contracts	Credit default swaps
			-	(2,908)
	Foreign currency	Foreign forward currency
	contracts	contracts	1,905,015	(1,355,436)

	Total		$1,995,459	($1,444,614)

Strategic Bond Fund	Interest rate contracts	Futures† /Written	$281,280	($887,191)
		Options/Interest rate
		swaps/Purchased Options
	Foreign currency	Foreign forward currency
	contracts	contracts	941,534	(539,790)

	Total		$1,222,814	($1,426,981)

Total Return Fund	Interest rate contracts	Futures† /Written	$22,118,200	($5,690,536)
		Options/Interest rate swaps
	Credit Contracts	Credit default swaps/Written
		Options	2,891,068	(832,061)
	Foreign currency	Foreign forward currency
	contracts	contracts/Written Options	4,206,407	(1,082,618)

	Total		$29,215,675	($7,605,215)

U.S. Multi Sector Fund	Equity Contracts	Futures†		($1,052,476)
			-

	Total			($1,052,476)

			-

Value & Restructuring Fund	Equity Contracts	Written Options		($15,293)
			-

	Total

			-	(15,293)

† Reflects cumulative appreciation/depreciation on futures.

* Purchased options are included in the Portfolio’s Investments.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Hugh McHaffie_____
Hugh McHaffie
President

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie_____
Hugh McHaffie
President

Date: July 23, 2010

/s/ Charles A. Rizzo____
Charles A. Rizzo
Chief Financial Officer

Date: July 23, 2010